1933 Act Registration No. 333- 83058
                                                    -====




                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-14AE

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


       [  ]     Pre-Effective                      [  X]    Post-Effective
                                                      =
                Amendment No.                      Amendment No. 1
                                                                ==


                           MET INVESTORS SERIES TRUST
                     (Lord Abbett Bond Debenture Portfolio)
               [Exact Name of Registrant as Specified in Charter]

                 Area Code and Telephone Number: (800) 848-3854

                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                       -----------------------------------
                    (Address of Principal Executive Offices)

                               Elizabeth M. Forget
                                    President
                           Met Investors Series Trust
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                    -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
                               1666 K Street, N.W.
                             Washington, D.C. 20006





         It is proposed that this filing will become effective:

         [X]          immediately on filing pursuant to paragraph (b)
         ========================     ======              ===========
         [   ]        on ____________ pursuant to paragraph (b)
         ======================================================
         [   ]        60 days after filing pursuant to paragraph (a)(1)
         ==============================================================
         [   ]        on ____________ pursuant to paragraph (a)(1)
         =========================================================
         [   ]        75 days after filing pursuant to paragraph (a)(2)
         ==============================================================
         [   ]        on ____________ pursuant to paragraph (a)(2) of Rule 485
         =====================================================================
         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         Metropolitan Series Fund, Inc.
                501 Boylston Street, Boston, Massachusetts 02116

Dear Life Insurance Policy and Annuity Contract Owners:

         The Metropolitan Series Fund, Inc. will hold a special meeting of shareholders of the Loomis Sayles High Yield Bond Portfolio (the "Portfolio") on April 26, 2002 at 2:00 p.m. Eastern Time at the offices of MetLife Advisers, LLC, 501 Boylston Street, Boston, Massachusetts 02116. At the meeting, shareholders of the Portfolio will be asked to vote on the acquisition of the Portfolio by the Lord Abbett Bond Debenture Portfolio (the "Met Investors Portfolio"), a series of Met Investors Series Trust. A formal Notice of Special Meeting of Shareholders appears on the next page, followed by the combined Prospectus/Proxy Statement, which explains in more detail the proposal to be considered.

         The acquisition of the Portfolio has been proposed as part of an overall plan of the insurance companies in the MetLife enterprise (the "Insurance Companies") to streamline and rationalize the investment offerings underlying variable life insurance and variable annuity contracts offered by the Insurance Companies. Like the Portfolio, the Met Investors Portfolio is currently offered only to separate accounts of the Insurance Companies and qualified pension plans and is advised by Met Investors Advisory LLC and subadvised by Lord, Abbett & Co. Please review the enclosed Prospectus/Proxy Statement for a more detailed description of the proposed acquisition of the Portfolio and the specific reasons it is being proposed.

         Although you are not a shareholder of the Portfolio, as an owner of a variable life insurance or variable annuity contract issued by separate accounts of the Insurance Companies, you have the right to instruct your Insurance Company how to vote at the meeting. You may give voting instructions for the number of shares of the Portfolio attributable to your life insurance policy or annuity contract as of the record time of 4:00 p.m. Eastern Time on February 5, 2002.

         YOUR VOTE IS IMPORTANT. PLEASE FILL IN, DATE, SIGN AND RETURN THE ENCLOSED INSTRUCTIONS FORM PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU PLAN TO BE PRESENT AT THE MEETING. YOU CAN ALSO VOTE BY PHONE BY FOLLOWING THE SIMPLE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED VOTING INSTRUCTION FORM. YOU MAY STILL VOTE IN PERSON IF YOU ATTEND THE MEETING.

         Please take a few moments to review the details of the proposal. If you have any questions regarding the acquisition of the Portfolio, please feel free to call the contact number listed in the enclosed Prospectus/Proxy Statement. We urge you to vote at your earliest convenience.

         We appreciate your participation and prompt response in these matters and thank you for your continued support.

Very truly yours,

/s/ Anne Goggin, President
March 22, 2002

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                            TO BE HELD APRIL 26, 2002

                         METROPOLITAN SERIES FUND, INC.
                     LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO


         NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Loomis Sayles High Yield Bond Portfolio (the "Met Portfolio"), a series of the Metropolitan Series Fund, Inc., will be held at 2:00 p.m. Eastern Time on Friday, April 26, 2002, at the offices of MetLife Advisers, LLC, 501 Boylston Street, Boston, Massachusetts 02116 for these purposes:

          1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Met Portfolio to, and the assumption of all of the liabilities of the Met Portfolio by, the Lord Abbett Bond Debenture Portfolio (the "Met Investors Portfolio"), a series of Met Investors Series Trust, in exchange for shares of the Met Investors Portfolio and the distribution of such shares to the shareholders of the Met Portfolio in complete liquidation of the Met Portfolio.

          2. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

         Shareholders of record as of 4:00 p.m. Eastern Time on February 5, 2002 are entitled to notice of and to vote at the meeting and any adjourned session.

                                      By order of the Board of Directors,


                                      Thomas M. Lenz, Secretary

March 22, 2002

NOTICE: YOUR VOTE IS  IMPORTANT.  PLEASE  FILL IN,  DATE,  SIGN AND  RETURN  THE
     ENCLOSED INSTRUCTION FORM PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU PLAN TO BE PRESENT AT THE MEETING. YOU CAN ALSO VOTE BY PHONE BY FOLLOWING THE SIMPLE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED VOTING INSTRUCTION FORM. YOU MAY STILL VOTE IN PERSON IF YOU ATTEND THE MEETING.

                INSTRUCTIONS FOR SIGNING VOTING INSTRUCTIONS FORM


         The following general rules for signing voting instructions forms may be of assistance to you and avoid the time and expense to the Portfolio involved in validating your vote if you fail to sign your voting instructions form properly.


     1. Individual Accounts: Sign your name exactly as it appears in the registration on the voting instructions form.

     2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the voting instructions form.

     3. All Other Accounts: The capacity of the individual signing the voting instructions form should be indicated unless it is reflected in the form of registration. For example:

         Registration                                            Valid Signature

         Corporate Accounts

         (1)      ABC Corp. . . . . . . . . . . . . . . . . . . . . . .ABC Corp.

         (2)      ABC Corp. . . . . . . . . . . . . . . . . .John Doe, Treasurer

         (3)      ABC Corp.
                  c/o John Doe, Treasurer . . . . . . . . . . . . . . . John Doe

         (4)      ABC Corp. Profit Sharing Plan . . . . . . . .John Doe, Trustee

         Trust Accounts

         (1)      ABC Trust . . . . . . . . . . . . . . . . Jane B. Doe, Trustee

         (2)      Jane B. Doe, Trustee
                  u/t/d 12/28/78 . . . . . . . . . . . . . . . . . . Jane B. Doe

         Custodial or Estate Accounts

         (1)      John B. Smith, Cust.
                  f/b/o John B. Smith, Jr. UGMA . . . . . . . . . .John B. Smith

(2)      Estate of John B. Smith . . . . . . . . . .John B. Smith, Jr., Executor

                            ACQUISITION OF ASSETS OF

                     LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO
                                   a series of
                         Metropolitan Series Fund, Inc.
                               501 Boylston Street
                           Boston, Massachusetts 02116
                                 (800) 553-4459

                        BY AND IN EXCHANGE FOR SHARES OF

                      LORD ABBETT BOND DEBENTURE PORTFOLIO
                                   a series of
                           Met Investors Series Trust
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 (800) 848-3854

                           PROSPECTUS/PROXY STATEMENT

                              DATED MARCH 22, 2002



            This Prospectus/Proxy Statement is being furnished in connection with the proposed Agreement and Plan of Reorganization (the "Plan") which will be submitted to shareholders of Loomis Sayles High Yield Bond Portfolio ("High Yield Bond") for consideration at a Special Meeting of Shareholders to be held on April 26, 2002 at 2:00 p.m. Eastern Time at the offices of MetLife Advisers, LLC, 501 Boylston Street, Boston, Massachusetts 02116, and any adjournments thereof (the "Meeting").

                                     GENERAL

            The Board of Directors of the Fund has approved the proposed reorganization of High Yield Bond, which is a series of Metropolitan Series Fund, Inc. (the "Fund"), into Lord Abbett Bond Debenture Portfolio ("Bond Debenture"), a series of Met Investors Series Trust (the "Trust"). High Yield Bond and Bond Debenture are sometimes referred to respectively in this Prospectus/Proxy Statement individually as a "Portfolio" and collectively as the "Portfolios."

            Metropolitan Life Insurance Company, a New York life insurance company ("MetLife"), and its affiliate, MetLife Investors USA Insurance Company, (individually an "Insurance Company" and collectively the "Insurance Companies") are the record owners of High Yield Bond's shares and at the Meeting will vote the shares of the Portfolio held in their separate accounts.

            As an owner of a variable life insurance or annuity contract (a "Contract") issued by the Insurance Company, you have the right to instruct the Insurance Company how to vote the shares of High Yield Bond that are attributable to your Contract at the Meeting. Although you are not directly a shareholder of High Yield Bond, you have this right because some or all of your Contract value is invested, as provided by your Contract, in High Yield Bond. For simplicity, in this Prospectus/Proxy Statement:

          o "Record Holder" of High Yield Bond refers to each Insurance Company which holds High Yield Bond's shares of record;

          o "shares" refers generally to your shares of beneficial interest in the Portfolio; and

          o    "shareholder" or "Contract Owner" refers to you.


            In the reorganization, all of the assets of High Yield Bond will be acquired by Bond Debenture in exchange for Class A and Class E shares of Bond Debenture and the assumption by Bond Debenture of the liabilities of High Yield Bond (the "Reorganization"). If the Reorganization is approved, Class A and Class E shares of Bond Debenture will be distributed to each Record Holder in liquidation of High Yield Bond, and High Yield Bond will be terminated as a series of the Fund. You will then hold that number of full and fractional shares of Bond Debenture which have an aggregate net asset value equal to the aggregate net asset value of your shares of High Yield Bond.

            High Yield Bond is a separate diversified series of the Fund, a Maryland corporation, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Bond Debenture is a separate diversified series of the Trust, a Delaware business trust, also an open-end management investment company registered under the 1940 Act. The investment objective of High Yield Bond is substantially identical to that of Bond Debenture, as follows:


   ------------------------------- --------------------------------
      Portfolio                    Investment Objective


   ------------------------------- --------------------------------
   ------------------------------- --------------------------------
   High  Yield Bond                High total
                                   investment     return
                                   through a combination
                                   of current income and
                                   capital appreciation.
   ------------------------------- --------------------------------
   ------------------------------- --------------------------------
   Bond  Debenture                 To provide
                                   high  current  income
                                   and  the  opportunity
                                   for           capital
                                   appreciation       to
                                   produce a high  total
                                   return.
   ------------------------------- --------------------------------

   The investment strategies for High Yield Bond are similar to those for Bond Debenture.

            This Prospectus/Proxy Statement explains concisely the information about Bond Debenture that you should know before voting on the Reorganization. Please read it carefully and keep it for future reference. Additional information concerning each Portfolio and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission ("SEC"):

  -------------------------------------------------------------------- --------------------------------------------------
  Information about High Yield Bond:                                   How to Obtain this Information:
  ---------------------------------                                    -------------------------------
  -------------------------------------------------------------------- --------------------------------------------------
  -------------------------------------------------------------------- --------------------------------------------------
  Prospectus  of the Fund  relating to High Yield Bond, dated May 1,   Copies are available upon request and without
  2001                                                                 charge if you:

  Statement of  Additional Information  of the Fund relating to High    o Write to the Fund at the address listed
  Yield Bond, dated May 1, 2001                                           on the cover page of this Prospectus/Proxy
                                                                            Statement; or
  Annual Report of the Fund relating to High Yield Bond, for the
  year ended December 31, 2001                                          o Call (800) 553-4459 toll-free.


  -------------------------------------------------------------------- --------------------------------------------------
  -------------------------------------------------------------------- --------------------------------------------------
  Information about Bond Debenture:                                    How to Obtain this Information:
  --------------------------------                                     -------------------------------


  Prospectus  of the Trust  relating to Bond  Debenture, dated
  March 15,  2002, which accompanies this Prospectus/Proxy Statement


  Statement of Additional Information of the Trust relating to Bond

  Debenture, dated March 15, 2002                                      A copy is available upon request and without
                    =========
                                                                       charge to you
  Annual Report of the Trust relating to Bond Debenture for the year
  ended December 31, 2001                                              o Write to the Trust at the address
  =======================

                                                                            listed on the cover page of this
                                                                            Prospectus/Proxy Statement; or

                                                                        o Call (800) 848-3854 toll-free.
  -------------------------------------------------------------------- --------------------------------------------------
  -------------------------------------------------------------------- --------------------------------------------------
  Information about the Reorganization:                                How to Obtain this Information:
  ------------------------------------                                 -------------------------------
  -------------------------------------------------------------------- --------------------------------------------------
  -------------------------------------------------------------------- --------------------------------------------------
  Statement of  Additional  Information  dated March 22,  2002,  which   A copy is available upon request and without
  relates to this Prospectus/Proxy  Statement                            charge if you:
  and the Reorganization

                                                                         o Write to the Trust at the address
                                                                           listed on the cover page of this
                                                                           Prospectus/Proxy Statement; or


                                                                         o Call (800) 848-3854 toll-free.
  -------------------------------------------------------------------- --------------------------------------------------

            You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following E-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.


            Information relating to High Yield Bond contained in the Prospectus of the Fund dated May 1, 2001 (SEC File No. 811-3618) is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.) Information relating to Bond Debenture contained in the Prospectus of the Trust dated March 15, 2002 (SEC File No. 811-10183) also is incorporated by reference in this document. The Statement of Additional Information dated March 22, 2002 relating to this Prospectus/Proxy Statement and the Reorganization, which includes the financial statements of the Fund relating to High Yield Bond for the year ended December 31, 2001 and financial statements of the Trust relating to Bond Debenture for the year ended December 31, 2001, is incorporated by reference in its entirety in this document.



  -----------------------------------------------------------------------------
  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
  -----------------------------------------------------------------------------


            An investment in Bond Debenture through a Contract:

o    is not a deposit of, or guaranteed by, any bank

o is not insured by the FDIC, the Federal Reserve Board or any other government agency

o    is not endorsed by any bank or government agency

o involves investment risk, including possible loss of the purchase payment of your original investment



                                TABLE OF CONTENTS
                                                                                                               Page
   SUMMARY........................................................................................................7
            Why is the Reorganization being proposed?...............................................................7
            What are the key features of the Reorganization?........................................................7
            After the Reorganization, what shares of Bond Debenture will I own?.....................................7
            How will the Reorganization affect me?..................................................................8
            How do the Directors recommend that I vote?.............................................................8
            How do the Portfolios' investment objectives, principal investment strategies and risks compare?........9
            How do the Portfolios' fees and expenses compare?......................................................11
            How do the Portfolios' performance records compare?....................................................13
            Will I be able to purchase and redeem shares, change my investment options, annuitize and receive distributions the same way?............................................................................15
            Who will be the Adviser and Portfolio Manager of my Portfolio after the
            Reorganization?  What will the management and advisory fees be after the Reorganization?...............16
            What will be the primary federal tax consequences of the Reorganization?...............................17


   RISKS..........................................................................................................17
                                                                                                                   =
            Are the risk factors for the Portfolios similar?.......................................................18
            What are the primary risks of investing in each Portfolio?.............................................18
            Are there any other risks of investing in each Portfolio?..............................................20

   INFORMATION ABOUT THE REORGANIZATION...........................................................................21

            Reasons for the Reorganization.........................................................................21
            Agreement and Plan of Reorganization..................................................................22
                                                                                                                   =
            Federal Income Tax Consequences........................................................................24
            Pro-forma Capitalization...............................................................................25
            Distribution of Shares.................................................................................26
            Purchase and Redemption Procedures.....................................................................27
            Exchange Privileges....................................................................................27
            Dividend Policy.......................................................................................27
                                                                                                                   =

   COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS................................................................28

            Form of Organization...................................................................................28
            Capitalization........................................................................................28
                                                                                                                   =
            Shareholder Liability..................................................................................29
            Shareholder Meetings and Voting Rights.................................................................29
            Liquidation............................................................................................30
            Liability and Indemnification of Trustees/Directors...................................................30
                                                                                                                   =

   VOTING INFORMATION CONCERNING THE  MEETING......................................................................31
            Shareholder Information................................................................................34
            Control Persons and Principal Holders of Securities....................................................34
   FINANCIAL STATEMENTS AND  EXPERTS...............................................................................34
   LEGAL MATTERS..................................................................................................35
   ADDITIONAL

   INFORMATION......................................................................................... ..........35
   OTHER BUSINESS.................................................................................................35
   EXHIBIT A - Agreement and Plan of Reorganization...........................................................A-1
             ==
   EXHIBIT B  - Management's Discussion and Analysis...........................................................B-1
             ===


                                     SUMMARY

            This section summarizes the primary features and consequences of the Reorganization. It may not contain all of the information that is important to you. To understand the Reorganization, you should read this entire Prospectus/Proxy Statement and the exhibits.


            This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectuses and Statements of Additional Information relating to the Portfolios and the Agreement and Plan of Reorganization (the "Plan"), which is attached to this Prospectus/Proxy Statement as Exhibit A.


            Why is the Reorganization being proposed?

            The Reorganization is part of a restructuring designed to eliminate the offering of overlapping funds in the Metropolitan Life families of funds with substantially identical investment objectives and similar investment strategies that serve as funding vehicles for insurance contracts issued by MetLife and its affiliates. High Yield Bond is not expected to reach a level of assets necessary to achieve operational efficiency. In addition, the performance record of Bond Debenture over one year and since inception has been better than that of High Yield Bond. Therefore, the Directors believe that the Reorganization is in the best interests of High Yield Bond's shareholders.

            What are the key features of the Reorganization?

            The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

     o the transfer in-kind of all of the assets of High Yield Bond to Bond Debenture in exchange for Class A and Class E shares of Bond Debenture;

     o    the assumption by Bond Debenture of all the  liabilities of High Yield
          Bond;

     o the liquidation of High Yield Bond by distribution of Class A and Class E shares of Bond Debenture to High Yield Bond's shareholders; and

     o the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

            The Reorganization is expected to be completed on or about April 29, 2002.

            After the Reorganization, what shares of Bond Debenture will I own?

            If you own Class A or Class E shares of High Yield Bond, you will own Class A and Class E shares, respectively, of Bond Debenture.

            The new shares you receive will have the same total value as your shares of High Yield Bond, as of the close of business on the day immediately prior to the Reorganization.

            How will the Reorganization affect me?

            It is anticipated that the Reorganizations will benefit you as well as the Record Holders as follows:

     o COST SAVINGS: The total operating expense ratio of Bond Debenture is less than that of High Yield Bond. As of December 31, 2001, Bond Debenture's expense ratio was 0.72% for Class A shares after expense waivers (0.75% prior to expense waivers) and High Yield Bond's expense ratio was 0.92% for Class A shares. In addition, the operating expenses of Bond Debenture may potentially decrease over the long term in comparison to those of High Yield Bond due to the spreading of fixed costs over a larger pool of assets.

     o OPERATING EFFICIENCIES: Upon the reorganization of High Yield Bond into Bond Debenture, operating efficiencies may be achieved by Bond Debenture because it will have a greater level of assets. As of
          December 31, 2001, High Yield Bond's total net assets were approximately $69.4 million, and Bond Debenture's total net assets were approximately $186 million.

            The Reorganization will not affect your Contract rights. The value of your Contract will remain the same immediately following the Reorganization. The Trust will sell its shares on a continuous basis at net asset value only to insurance companies and to employee benefit plans that are qualified plans under federal tax law. Each Insurance Company will keep the same separate account. Your Contract values will be allocated to the same separate account and that separate account will invest in Bond Debenture after the Reorganization. After the Reorganization your Contract values will depend on the performance of Bond Debenture rather than that of High Yield Bond. Neither the Fund nor Contract Owners will bear any costs of the Meeting, this proxy solicitation or any adjourned session. All of the costs of the Reorganization will be paid by MetLife or one of its affiliates.

            Like High Yield Bond, Bond Debenture will declare and pay dividends from net investment income and will distribute net realized capital gains, if any, to the Insurance Company separate accounts (not to you) once a year. These dividends and distributions will continue to be reinvested by your Insurance Company in additional Class A or Class E shares of Bond Debenture.

            How do the Directors recommend that I vote?

            The Directors of the Fund, including the Directors who are not "interested persons" (the "Disinterested Directors"), as such term is defined in the 1940 Act, have concluded that the Reorganization would be in the best interest of the shareholders of High Yield Bond, and that their interests will not be diluted as a result of the Reorganization. Accordingly, the Directors have submitted the Plan for the approval of the shareholders of High Yield Bond.

     THE DIRECTORS RECOMMEND THAT YOU VOTE FOR THE PROPOSED REORGANIZATION.

   The Trustees of the Trust have also approved the Plan on behalf of Bond Debenture.

         How do the Portfolios' investment objectives, principal investment strategies and risks compare?

            The investment objective of High Yield Bond is substantially identical to that of Bond Debenture, and the investment strategies of each such Portfolio are similar. The investment objective of each Portfolio is non-fundamental, which means that it may be changed by vote of the Trustees/Directors and without shareholder approval.

            The following tables summarize a comparison of High Yield Bond and Bond Debenture with respect to their investment objectives and principal investment strategies, as set forth in the Prospectuses and Statements of Additional Information relating to the Portfolios.


     ------------------- -------------------------------------------------------------------------------
                         High Yield Bond
     ------------------- -------------------------------------------------------------------------------
     ------------------- -------------------------------------------------------------------------------
     Investment          High total  investment  return through a combination of current
     Objective           income and  capital appreciation.
     ------------------- -------------------------------------------------------------------------------
     ------------------- -------------------------------------------------------------------------------

     Principal           Invests primarily in lower rated fixed income securities (junk bonds).
     Investment
     Strategies          Up to 20% of assets may be invested in preferred stocks and up to 10% of assets may be invested in common stocks.
                                                                =

                         Fixed income securities may be of any maturity (as of 12/31/01 average maturity of the Portfolio's debt securities was 12.8 years and duration was 5.7 years).

                         Any portion of the Portfolio's assets may be invested in Canadian securities.

                         Up to 50% of assets may be invested in other foreign securities, including emerging market securities.

                         May lend up to 20% of its portfolio securities.

     ------------------- -------------------------------------------------------------------------------


     ------------------- -------------------------------------------------------------------------------
                         Bond Debenture
     ------------------- -------------------------------------------------------------------------------
     ------------------- -------------------------------------------------------------------------------
     Investment          To provide high current income and the  opportunity  for capital
     Objective           appreciation  to produce a high total return.
     ------------------- -------------------------------------------------------------------------------
     ------------------- -------------------------------------------------------------------------------

     Principal           Normally  invests  substantially  all of its net  assets in high
     Investment          yield and    investment  grade debt  securities,  and  securities
     Strategies          convertible into common  stock.


                         Up to 80% of total assets may be invested in junk bonds.

                         At least 20% of total  assets  must be  invested in any
                         combination of investment grade debt  securities,  U.S.
                         Government   securities,    including   mortgage-backed
                         securities and cash equivalents.

                         Under  normal   circumstances,   the  duration  of  the
                         Portfolio's  debt  securities will be between 4 and 6.7
                         years with an average maturity of 6.5 to 9.5 years.

                         Up to 20% of the Portfolio's net assets may be invested
                         in  debt   securities   primarily   traded  in  foreign
                         countries.

                         May lend up to 33 1/3% of its portfolio securities.
     ------------------- -------------------------------------------------------------------------------


            The principal risks of investing in Bond Debenture are substantially similar to those of investing in High Yield Bond. They include:

     o Interest rate risk - the value of investments in debt securities may decline when prevailing interest rates rise or increase when interest rates go down; due to the increasing difficulty of predicting changes in interest rates over longer periods of time, fixed income securities with longer maturities are more volatile than those with shorter maturities


     o Credit risk - the value of investments in debt securities may be adversely affected if an issuer fails to pay principal and interest on the obligation on a timely basis


     o High yield debt security risk - lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. Lower rated securities are more subject to credit risk than higher rated securities. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities



     o Foreign investment risk - investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers are subject


     o Securities lending risk - as with other extensions of secured credit, consists of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in collateral should the borrower fail financially


   For a detailed discussion of the Portfolios' risks, see the section entitled "Risks" below.

            Each Portfolio may invest some or all of its assets in money market instruments or utilize other investment strategies as a temporary defensive measure during, or in anticipation of, adverse market conditions. This strategy, which would be employed only in seeking to avoid losses, is inconsistent with the Portfolios' principal investment objectives and
   strategies,   and  could   result  in  lower   returns  and  loss  of  market
   opportunities.

            The  Portfolios  have  other  investment  policies,   practices  and
   restrictions which, together with their related risks, are also set forth in the Prospectuses and Statements of Additional Information of the Portfolios.

            Because High Yield Bond and Bond Debenture have substantially identical investment objectives and similar investment strategies, it is not anticipated that the securities held by High Yield Bond will be sold in significant amounts in order to comply with the policies and investment practices of Bond Debenture in connection with the Reorganization.

            How do the Portfolios' fees and expenses compare?

            High Yield Bond offers two classes of shares (Class A and Class E). Bond Debenture currently offers two classes of shares (Classes A and B) and will first offer Class E shares in connection with the Reorganization. Class B shares are not part of the Reorganization. You will not pay any initial or deferred sales charge in connection with the Reorganization.

            The following tables allow you to compare the various fees and expenses that you may pay for buying and holding Class A and Class E shares of each of the Portfolios. The table entitled "Bond Debenture Pro Forma" shows you what the fees and expenses are estimated to be assuming the Reorganization takes place.

            The amounts for the Class A and Class E shares of High Yield Bond and Bond Debenture set forth in the following tables and in the examples are based on the expenses for High Yield Bond and Bond Debenture for the fiscal year ended December 31, 2001, assuming that Class E shares of Bond Debenture were in existence on such date. The amounts for Class A and Class E shares of Bond Debenture (Pro Forma) set forth in the following table and in the examples are based on what the estimated expenses of Bond Debenture would have been for the fiscal year ended December 31, 2001, assuming the Reorganization takes place.

            The shares of High Yield Bond and Bond Debenture are not charged any initial or deferred sales charge, or any other transaction fees.

   THESE TABLES DO NOT REFLECT THE CHARGES AND FEES ASSESSED BY THE INSURANCE COMPANY UNDER YOUR CONTRACT.

   Fees and Expenses (as a percentage of average daily net assets)

  ---------------------------- -------------------------- -------------------------- ---------------------------
                                                                                          Bond Debenture
                                  High Yield Bond             Bond Debenture               (Pro Forma)
  ---------------------------- -------------------------- -------------------------- ---------------------------
  ---------------------------- ------------- ------------ ------------- ------------ ------------- -------------
                                 Class A       Class E      Class A       Class E      Class A       Class E
                                 -------       -------      -------       -------      -------       -------
  ---------------------------- ------------- ------------ ------------- ------------ ------------- -------------
  ---------------------------- ------------- ------------ ------------- ------------ ------------- -------------
  Management Fees                 0.70%         0.70%        0.60%         0.60%        0.60%         0.60%
  ---------------------------- ------------- ------------ ------------- ------------ ------------- -------------
  ---------------------------- ------------- ------------ ------------- ------------ ------------- -------------
  12b-1 Fees                       None         0.15%         None         0.15%         None         0.15%
  ---------------------------- ------------- ------------ ------------- ------------ ------------- -------------
  ---------------------------- ------------- ------------ ------------- ------------ ------------- -------------
  Other Expenses                  0.22%         0.22%        0.15%         0.15%        0.15%         0.15%
  ---------------------------- ------------- ------------ ------------- ------------ ------------- -------------
  ---------------------------- ------------- ------------ ------------- ------------ ------------- -------------
  Total Annual Portfolio          0.92%         1.07%        0.75%         0.90%        0.75%         0.90%
  Operating Expenses Before
  Expense Waiver /
  Reimbursement
  ---------------------------- ------------- ------------ ------------- ------------ ------------- -------------
  ---------------------------- ------------- ------------ ------------- ------------ ------------- -------------
  Contractual Expense Waiver       ---           ---         0.03%         0.03%        0.05%         0.05%
  / Reimbursement*
  ---------------------------- ------------- ------------ ------------- ------------ ------------- -------------
  ---------------------------- ------------- ------------ ------------- ------------ ------------- -------------
  Total Annual Portfolio          0.92%         1.07%       0.72%**       0.87%**       0.70%         0.85%
  Operating Expenses After
  Expense Waiver /
  Reimbursement
  ---------------------------- ------------- ------------ ------------- ------------ ------------- -------------


   * Met Investors Advisory LLC (the "Manager") and the Trust have entered into an Expense Limitation Agreement whereby the Total Annual Portfolio Operating Expenses for the Class A and Class E shares of Bond Debenture will not exceed 0.70% and 0.85%, respectively, for the period ended April 30, 2003 and in any year in which the agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

   ** For the year ended December 31, 2001, Bond Debenture had an expense limitation for Class A shares of 0.70% for the period 2/12/01 through 12/31/01 and an expense limitation of 0.75% for the period 1/1/01 through 2/11/01.


            The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in High Yield Bond versus Bond Debenture and Bond Debenture Pro Forma, assuming the Reorganization takes place. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The following tables also assume that total annual operating expenses remain the same and that all expense caps remain in effect at the current expense ratio throughout all periods. The examples are for illustration only, and your actual costs may be higher or lower.

            THE EXAMPLES DO NOT REFLECT THE FEES, EXPENSES OR WITHDRAWAL CHARGES IMPOSED BY THE CONTRACTS FOR WHICH THE PORTFOLIOS SERVE AS INVESTMENT VEHICLES. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.

            Examples of Portfolio Expenses

             ----------------- ---------------------------------------------------------------------------------
                                                                Bond Debenture
                                    One Year           Three Years          Five Years           Ten Years
                                    --------           -----------          ----------           ---------
             Class A           $77                 $241                 $420                $936
             Class E           $92                 $288                 $500                $1,112
             ----------------- ------------------- -------------------- ------------------- --------------------


             ----------------- ---------------------------------------------------------------------------------
                                                               High Yield Bond
                                    One Year           Three Years          Five Years           Ten Years
                                    --------           -----------          ----------           ---------
             Class A           $94                 $293                 $509                $1,131
             Class E           $109                $340                 $590                $1,306
             ----------------- ------------------- -------------------- ------------------- --------------------


             ----------------- ---------------------------------------------------------------------------------
                                                           Bond Debenture Pro Forma
                                    One Year           Three Years          Five Years           Ten Years
                                    --------           -----------          ----------           ---------
             Class A           $77                 $241                 $420                $936
             Class E           $92                 $288                 $500                $1,112
             ----------------- ------------------- -------------------- ------------------- --------------------


            How do the Portfolios' performance records compare?


            The following charts show the past performance of the Class A shares of High Yield Bond and Bond Debenture. Class A shares are the oldest class outstanding for each Portfolio. Class E shares of Bond Debenture will first be issued in connection with the Reorganization. Class E shares of High Yield Bond were first issued on May 1, 2001. Past performance is not an indication of future results. The past performance of Bond Debenture includes the performance of the Portfolio's predecessor fund, Bond Debenture Portfolio, a series of Cova Series Trust. The assets and liabilities of the predecessor fund were transferred to Bond Debenture on February 12, 2001.


            PERFORMANCE DOES NOT REFLECT THE FEES, EXPENSES OR WITHDRAWAL CHARGES IMPOSED BY THE CONTRACTS FOR WHICH THE PORTFOLIOS SERVE AS INVESTMENT VEHICLES. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER.

   Year-by-Year Total Return (%)

            The charts below show the percentage gain or loss for the Class A shares of Bond Debenture and High Yield Bond in each full calendar year since the inception of each Portfolio on May 1, 1996 and March 3, 1997, respectively.


            The charts should give you a general idea of the risks of investing in the Portfolios by showing how each Portfolio's return has varied from year-to-year. These charts include the effects of Portfolio expenses. Total return amounts are based on the inception date of the predecessor portfolio or the Portfolio, as the case may be, which may have occurred before your Contract began; accordingly, your investment results may differ. Each Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.




                                 High Yield Bond

        -------------- ----------- ----------- -----------
        -7.51%         17.82%      -0.95%      -1.32%






        98             99          00          01
        -------------- ----------- ----------- -----------

                        High Quarter: 1st - 1998 + 7.40%
                        Low Quarter: 3rd - 1998 - 15.77%



                                 Bond Debenture

     ------------- ---------- --------- ------------- ------------
     15.63%        6.26%      3.40%     0.87%         3.76%






     97            98         99        00            01
     ------------- ---------- --------- ------------- ------------

                         High Quarter: 2nd -1997 +6.25%
                         Low Quarter: 3rd - 1998 - 4.31%




            The next set of tables lists the average annual total return of the Class A shares of High Yield Bond for the one year period ended 12/31/01, of the Class A shares of Bond Debenture (including its predecessor portfolio) for the one and five year periods ended 12/31/01, and for both Portfolios Class A shares, for the period from inception through 12/31/01. These tables include the effects of Portfolio expenses and are intended to provide you with some indication of the risks of investing in each Portfolio by comparing its performance with an appropriate widely recognized index of securities, a description of which can be found following the tables. An index does not reflect fees or expenses. It is not possible to invest directly in an index.


   Average Annual Total Return (for the period ended 12/31/2001)(1)



          ----------------------------- ----------------- ---------------- ----------------- -----------------
                                          1 Year Ended     5 Years Ended    From Inception
                                            12/31/01         12/31/01        to 12/31/01      Inception Date
                                            --------         --------           --------                ----
          Bond Debenture
          ----------------------------- ----------------- ---------------- ----------------- -----------------
          ----------------------------- ----------------- ---------------- ----------------- -----------------
          Class A shares                     3.76%             5.86%            7.42%            5/01/96
          ----------------------------- ----------------- ---------------- ----------------- -----------------
          ----------------------------- ----------------- ---------------- ----------------- -----------------
          Credit Suisse First                5.79%             3.25%            4.51%
              Boston High Yield Index
          ----------------------------- ----------------- ---------------- ----------------- -----------------
          ----------------------------- ----------------- ---------------- ----------------- -----------------
          Lehman Aggregate Bond Index        8.42%             7.43%            7.64%
          ----------------------------- ----------------- ---------------- ----------------- -----------------


          ----------------------------- ----------------- ---------------- ----------------- -----------------
                                          1 Year Ended     5 Years Ended    From Inception
                                            12/31/01         12/31/01        to 12/31/01      Inception Date
                                            --------         --------           --------                ----
          High Yield Bond
          ----------------------------- ----------------- ---------------- ----------------- -----------------
          ----------------------------- ----------------- ---------------- ----------------- -----------------
          Class A shares                     -1.3%              --               2.6%             3/3/97
          ----------------------------- ----------------- ---------------- ----------------- -----------------
          ----------------------------- ----------------- ---------------- ----------------- -----------------



          ----------------------------- ----------------- ---------------- ----------------- -----------------
          ----------------------------- ----------------- ---------------- ----------------- -----------------
          Merrill Lynch High Yield
              Master Index
                                              6.3%              --              3.6%*
          ----------------------------- ----------------- ---------------- ----------------- -----------------

            (1) Reflects waiver of advisory fees and reimbursements and/or waivers of expenses for certain periods. Without such reimbursements and/or waivers, the average annual total returns during the periods would have been lower.


            * Date of index performance is from 3/1/97.





            The Credit Suisse First Boston High Yield Index,  is  representative of the lower rated debt (including non-convertible-preferred stocks) investments in the Portfolio. The Lehman Aggregate Bond Index is a widely recognized unmanaged index comprised of investment grade fixed income securities including U.S. Treasury, mortgage-backed, corporate and "Yankee" bonds (U.S. dollar denominated bonds issued outside the United States).


            The Merrill Lynch High Yield Master Index is an unmanaged index comprised of publicly issued, non-convertible, coupon bearing domestic debt. Issues in the index are less than investment grade but not in default. Issues have a term to maturity of at least one year.

            For a detailed discussion of the manner of calculating total return, please see the Portfolios' Statements of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders' accounts.

            Important information about Bond Debenture is also contained in management's discussion of Bond Debenture's performance, attached as Exhibit B to this Prospectus/Proxy Statement. This information also appears in the most recent Annual Report of the Trust relating to Bond Debenture.

            Will I be able to purchase and redeem shares, change my investment options, annuitize and receive distributions the same way?

            The Reorganization will not affect your right to purchase and redeem shares, to change among the Insurance Company's separate account options, to annuitize, and to receive distributions as permitted by your Contract. After the Reorganization, you will be able under your current Contract to purchase additional Class A or Class E shares of Bond Debenture. For more information, see "Purchase and Redemption Procedures", "Exchange Privileges" and "Dividend Policy" below.

            Who will be the Adviser and Portfolio Manager of my Portfolio after the Reorganization? What will the management and advisory fees be after the Reorganization?

   Management of the Portfolios

            The overall management of High Yield Bond is the responsibility of, and is supervised by, the Board of Directors of the Fund, and the overall management of Bond Debenture is the responsibility of, and is supervised by, the Board of Trustees of the Trust.

   Manager

            Met Investors Advisory LLC (the "Manager") is the investment manager for Bond Debenture. The Manager selects and pays the fees of the Adviser for Bond Debenture and monitors the Adviser's investment program. MetLife Investors Group, Inc., an affiliate of MetLife, owns all of the outstanding common shares of the Manager.

            Facts about the Manager:



            ----------------------------------------------------------------------------------------------------------


      o        The Manager was formerly known as Met Investors Advisory Corp. and is an indirect subsidiary of
                                                        ============================
                 MetLife.
                  =======


     o The Manager manages, along with its affiliates, the family of investment portfolios sold to separate accounts of MetLife and its affiliates to fund variable life insurance contracts and variable annuity certificates and contracts, with assets of approximately
          $283.1 billion as of December 31, 2001.

     o    The Manager is located at 22  Corporate  Plaza Drive,  Newport  Beach,
          California                                                      92660.
          -----------------------------------------------------------------------------------------------------------


   Adviser

            Lord Abbett & Co. (the "Adviser") is the investment adviser to Bond Debenture. Pursuant to an Advisory Agreement with the Manager, the Adviser furnishes continuously an investment program for the Portfolio, makes day-to-day investment decisions on behalf of the Portfolio, and arranges for the execution of Portfolio transitions.


   Facts about the Adviser:
   -----------------------------------------------------------------------------



   o The Adviser has been an investment manager for over 70 years.

   o The Adviser had assets under management of approximately $42 billion as of December 31, 2001.

   o The Adviser is located at 90 Hudson Street,  Jersey City, New Jersey
       07302.
   -----------------------------------------------------------------------------

   Portfolio Management

            Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Christopher J. Towle, Partner of Lord Abbett, heads the team, the other senior members of which include Richard Szaro, Michael Goldstein and Thomas Baade. Messrs. Towle and Szaro have been with Lord Abbett since 1988 and 1983, respectively. Mr. Goldstein has been with Lord Abbett since 1997. Before joining Lord Abbett, Mr. Goldstein was a bond trader for Credit Suisse BEA Associates from August 1992 through April 1997. Mr. Baade joined Lord Abbett in 1998; prior to that he was a credit analyst with Greenwich Street Advisors from 1990 to 1998.

   Management Fees

            For its management and supervision of the daily business affairs of Bond Debenture, the Manager is entitled to receive a monthly fee at the annual rate of 0.60% of the Portfolio's average daily net assets.

            The Manager may, at its discretion, reduce or waive its fee or reimburse the Portfolio for certain of its other expenses in order to reduce the expense ratios. Unless otherwise agreed upon, the Manager may also reduce or cease these voluntary waivers and reimbursements at any time. In addition, as stated above, the Trust and the Manager have entered into an Expense Limitation Agreement with respect to Bond Debenture.

   Advisory Fees

            Under the terms of the Advisory Agreement, the Adviser is paid by the Manager for providing advisory services to Bond Debenture. The Portfolio does not pay a fee to the Adviser.

         What   will  be  the   primary   federal   tax   consequences   of  the
Reorganization?

            Prior to or at the completion of the Reorganization, High Yield Bond and Bond Debenture will have received an opinion from the law firm of Sullivan & Worcester LLP that the Reorganization has been structured so that no gain or loss will be realized by High Yield Bond or its Record Holders for federal income tax purposes as a result of receiving shares of voting stock of Bond Debenture in connection with the Reorganization. The holding period and aggregate tax basis of shares of voting stock of Bond Debenture that are received by the Record Holders of High Yield Bond will be the same as the holding period and aggregate tax basis of shares of High Yield Bond previously held by such Record Holders, provided that such shares of High Yield Bond are held as capital assets. In addition, the holding period and tax basis of the assets of High Yield Bond in the hands of Bond Debenture as a result of the Reorganization will be the same as in the hands of High Yield Bond immediately prior to the Reorganization, and no gain or loss will be recognized by Bond Debenture upon the receipt of the assets of High Yield Bond in exchange for voting stock of Bond Debenture and the assumption by Bond Debenture of High Yield Bond's liabilities. The Trust believes that the Contract Owners will have no taxable income as a consequence of the Reorganization.


                                      RISKS

            Are the risk factors for the Portfolios similar?

            Yes. The risk factors are similar due to the substantially identical investment objectives and similar investment policies of High Yield Bond and Bond Debenture. The risks of Bond Debenture are described in greater detail in the Portfolio's Prospectus.

            What are the primary risks of investing in each Portfolio?

            An investment in each Portfolio is subject to certain risks. There is no assurance that investment performance of either Portfolio will be positive or that the Portfolios will meet their investment objectives. The following tables and discussions highlight the primary risks associated with investment in each of the Portfolios.

  --------------------------------------- --------------------------------------
                                          Each of the  following  Portfolios  is
                                            subject to Interest Rate Risk.

  --------------------------------------- --------------------------------------
  --------------------------------------- --------------------------------------
  High Yield Bond                         Invests  primarily in lower
                                          rated  fixed  income  securities.  The
                                          Portfolio    may    invest   in   debt
                                          securities  of any  maturity;  average
                                          maturity as of 12/31/01 was 12.8 years
                                          and duration was 5.7 years.
  --------------------------------------- --------------------------------------
  --------------------------------------- --------------------------------------
  Bond Debenture                           Normally       invests
                                          substantially  all of its total assets
                                          in various  fixed  income  securities.
                                          Average  maturity as of  12/31/01  was
                                          7.6 years and duration was 3.7 years.
  --------------------------------------- --------------------------------------


            The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. Since each Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, if interest rates were to rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

            Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

  --------------------------------------- --------------------------------------
                                          Each of the  following  Portfolios  is
                                          subject to Credit Risk.

  --------------------------------------- --------------------------------------
  --------------------------------------- --------------------------------------
  High Yield Bond                         Invests primarily in lower rated fixed
                                          income securities.
  --------------------------------------- --------------------------------------
  --------------------------------------- --------------------------------------
  Bond Debenture                           Normally       invests
                                          substantially  all of its total assets
                                          in  various  fixed  income  securities
                                          such  as  high  yield  and  investment
                                          grade debt  securities and convertible
                                          securities.
  --------------------------------------- --------------------------------------


            The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. Since each Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

  --------------------------------------- --------------------------------------
                                          Each of the following Portfolios is
                                          subject to High Yield Debt
                                          Security Risk.

  --------------------------------------- --------------------------------------
  --------------------------------------- --------------------------------------
  High Yield Bond                         Invests primarily in lower rated fixed
                                          income securities (junk bonds).
  --------------------------------------- --------------------------------------
  --------------------------------------- --------------------------------------
  Bond Debenture                          May invest up to 80% of its total
                                          assets in junk bonds.

  --------------------------------------- --------------------------------------


            High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing. When a Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

  --------------------------------------- --------------------------------------
                                          Each of the  following  Portfolios  is
                                          subject to Securities Lending Risk.

  --------------------------------------- --------------------------------------
  --------------------------------------- --------------------------------------
  High Yield Bond                         May lend up to 20% of its portfolio
                                          securities.

  --------------------------------------- --------------------------------------
  --------------------------------------- --------------------------------------
  Bond Debenture                          May lend up to 33.3% of its portfolio
                                          securities.

  --------------------------------------- --------------------------------------

            The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.


  --------------------------------------- --------------------------------------
                                          Each of the  following  Portfolios  is
                                          subject to Foreign Investment Risk.

  --------------------------------------- --------------------------------------
  --------------------------------------- --------------------------------------

  High Yield Bond                         May invest up to 50% of its
                                          assets in foreign securities including
                                          emerging market securities.

  --------------------------------------- --------------------------------------
  --------------------------------------- --------------------------------------
  Bond Debenture                          May invest up to 20% of its
                                          net   assets   in   debt    securities
                                          primarily traded in foreign countries.
  --------------------------------------- --------------------------------------

            Investments  in  foreign   securities   involve  risks  relating  to
   political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability. Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

            In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

            Are there any other risks of investing in each Portfolio?

            Bond Debenture invests at least 20% of its assets in U.S. Government securities, including mortgage-backed securities, and investment grade fixed income securities. High Yield Bond may invest a portion of its total assets in mortgage-backed securities. Mortgage-backed securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

            Investments in mortgage-backed securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

            If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

                      INFORMATION ABOUT THE REORGANIZATION

   Reasons for the Reorganization

            The Reorganization is part of an overall plan to reduce the number of portfolios with overlapping investment objectives and policies in the families of funds which serve as funding vehicles for insurance contracts issued by the Insurance Companies and their affiliates. Reduction in the number of such portfolios is an attempt to improve the operating efficiencies of the Trust's and the Fund's remaining portfolios.

            At a regular meeting held on February 5, 2002, all of the Directors of the Fund, including the Disinterested Directors, considered and approved the Reorganization; they determined that the Reorganization was in the best interests of shareholders of High Yield Bond, and that the interests of existing shareholders of High Yield Bond will not be diluted as a result of the transactions contemplated by the Reorganization.

            Before approving the Plans, the Directors evaluated extensive information provided by the management of the Fund and reviewed various factors about the Portfolios and the proposed Reorganization. The Directors noted that the historical performance of Bond Debenture over the one-year period ended December 31, 2001 and the period from inception to December 31, 2001 had exceeded that of High Yield Bond. In addition, both Portfolios currently have substantially similar portfolio holdings and sector allocations.

            The Directors considered the relative asset size of each Portfolio, including the benefits of High Yield Bond joining with a larger fund. As of December 31, 2001, High Yield Bond's assets were approximately $69.4 million and Bond Debenture's assets were approximately $186 million. The Directors were also informed that the relatively small size of High Yield Bond, unless it significantly increased, may impair the Portfolio's ability to achieve maximum operating efficiency.

            In addition, the Directors considered, among other things:

     o    the terms and conditions of the Reorganization;

     o the fact that the Reorganization would not result in the dilution of shareholders' interests;

     o the effect of the Reorganization on the Contract Owners and the value of their Contracts;

     o the expense ratios, fees and expenses of High Yield Bond and Bond Debenture;

     o the fact that Bond Debenture's Adviser has contractually agreed to limit the total annual operating expenses of Bond Debenture through at least April 30, 2003;

     o the fact that High Yield Bond and Bond Debenture have substantially identical investment objectives and similar principal investment strategies;

     o    the investment personnel, expertise and resources of the Manager;

     o the fact that MetLife or one of its affiliates will bear the expenses incurred by High Yield Bond and Bond Debenture in connection with the Reorganization;

     o the benefits to shareholders, including operating efficiencies, which may be achieved from participating in the restructuring of the investment portfolios to be offered in connection with each Insurance Company's insurance and annuity products and to employee benefit plans;

     o the fact that Bond Debenture will assume the liabilities of High Yield Bond;

     o    the  fact  that  the   Reorganization  is  expected  to  be  tax  free
          transaction for federal income tax purposes; and

     o alternatives available to shareholders of High Yield Bond, including the ability to redeem their shares.

            During their consideration of the Reorganization, the Directors of the Fund met with counsel to the Independent Directors regarding the legal issues involved.

            After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Directors of the Fund concluded that the proposed Reorganization would be in the best interests of High Yield Bond and its shareholders. Consequently, they approved the Plan and directed that the Plan be submitted to shareholders of High Yield Bond for approval.

            The Trustees of the Trust have also approved the Plan on behalf of Bond Debenture.

   Agreement and Plan of Reorganization


            The following summary is qualified in its entirety by reference to the Plan (which is attached as Exhibit A to this Prospectus/Proxy Statement).

            The Plan provides that all of the assets of High Yield Bond will be acquired by Bond Debenture in exchange for Class A and Class E shares of Bond Debenture and the assumption by Bond Debenture of the liabilities of High Yield Bond on or about April 29, 2002 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, High Yield Bond will endeavor to discharge all of its known liabilities and obligations. High Yield Bond will prepare an unaudited statement of its assets and liabilities as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Closing Date (the "Valuation Time").


            At or prior to the Closing Date, High Yield Bond will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Portfolio's shareholders all of the Portfolio's investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Portfolio's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

            The number of full and fractional shares of each class of Bond Debenture to be received by the shareholders of High Yield Bond will be determined by multiplying the respective outstanding class of shares of High Yield Bond by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of High Yield Bond by the net asset value per share of the respective class of shares of Bond
   Debenture. These computations will take place as of the Valuation Time. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

            State Street Bank and Trust Company, the custodian for both Portfolios, will compute the value of each Portfolio's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of Bond Debenture, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC's Division of Investment Management.


            As soon after the Closing Date as conveniently practicable, High Yield Bond will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of voting stock of Bond Debenture received by High Yield Bond. The liquidation and distribution will be accomplished by the establishment of accounts in the names of High Yield Bond's shareholders on Bond Debenture's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of voting stock of Bond Debenture due to High Yield Bond's shareholders. All issued and outstanding shares of High Yield Bond will be canceled. The shares of voting stock of Bond Debenture to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, High Yield Bond will be terminated.


            The consummation of the  Reorganization is subject to the conditions set forth in the Plan, including approval, as applicable, by High Yield Bond's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel. Notwithstanding approval of High Yield Bond's shareholders, the Plan may be terminated (a) by the mutual agreement of High Yield Bond and Bond Debenture; or (b) at or prior to the Closing Date by either party (1) because of a breach by the other party of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the Closing Date if not cured within 30 days, or (2) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

            Whether or not a Reorganization is consummated, MetLife or one of its affiliates will pay the expenses incurred by High Yield Bond and Bond Debenture in connection with the Reorganization (including the cost of any proxy-soliciting agent). No portion of the expenses will be borne directly or indirectly by High Yield Bond, Bond Debenture or their shareholders.

            If High Yield Bond's shareholders do not approve the Reorganization, the Directors will consider other possible courses of action which may be in the best interests of shareholders.

   Federal Income Tax Consequences

            The Reorganization is intended to qualify for federal income tax purposes as a tax free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The Trust believes that the Contract Owners will have no taxable income as a consequence of the Reorganization. As a condition to the closing of the Reorganization, Bond Debenture and High Yield Bond will receive an opinion from the law firm of Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations made by the Portfolios, for federal income tax purposes, upon consummation of the Reorganization:

            (1) The transfer of all of the assets of High Yield Bond solely in exchange for shares of voting stock ("voting stock") of Bond Debenture and the assumption by Bond Debenture of the liabilities of High Yield Bond followed by the distribution of Bond Debenture's voting stock to the Record Holders of High Yield Bond in dissolution and liquidation of High Yield Bond, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and Bond Debenture and High Yield Bond will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

            (2) No gain or loss will be recognized by Bond Debenture upon the receipt of the assets of High Yield Bond solely in exchange for the voting stock of Bond Debenture and the assumption by Bond Debenture of the liabilities of High Yield Bond;


            (3) No gain or loss will be recognized by High Yield Bond on the transfer of its assets to Bond Debenture in exchange for Bond Debenture's voting stock and the assumption by Bond Debenture of the liabilities of High Yield Bond or upon the distribution (whether actual or constructive) of Bond Debenture's voting stock to High Yield Bond's Record Holders in exchange for their shares of High Yield Bond;


            (4) No gain or loss will be recognized by High Yield Bond's Record Holders upon the exchange of their shares of High Yield Bond for voting stock of Bond Debenture in liquidation of High Yield Bond;

            (5) The aggregate tax basis of the voting stock of Bond Debenture received by each Record Holder of High Yield Bond pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of High Yield Bond held by such Record Holder immediately prior to the Reorganization, and the holding period of the voting stock of Bond Debenture received by the Record Holder of High Yield Bond will include the period during which the shares of High Yield Bond exchanged therefor were held by such Record Holder (provided that the shares of High Yield Bond were held as a capital asset on the date of the Reorganization); and

            (6) The tax basis of the assets of High Yield Bond acquired by Bond Debenture will be the same as the tax basis of such assets to High Yield Bond immediately prior to the Reorganization, and the holding period of such assets in the hands of Bond Debenture will include the period during which the assets were held by High Yield Bond.

            Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax free reorganization under the Code, each Record Holder of High Yield Bond would recognize a taxable gain or loss equal to the difference between its tax basis in its High Yield Bond shares and the fair market value of the shares of Bond Debenture it received.

   Pro-forma Capitalization

            The following table sets forth the capitalization of High Yield Bond and Bond Debenture as of December 31, 2001 and the capitalization of Bond Debenture on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.695 Class A shares of Bond Debenture for each Class A share of High Yield Bond. As of December 31, 2001 there were no Class E shares of Bond Debenture outstanding. Class E shares of High Yield Bond are to be exchanged for Class E shares of Bond Debenture which will first be offered in connection with the Reorganization. The initial per share value of the Class E shares of Bond Debenture will be equal to the then current per share value of the Class B shares.

Capitalization of High Yield Bond, Bond Debenture and Bond Debenture (Pro Forma)


------------------------- ------------------ ------------------ ----------------
                           High Yield Bond    Bond Debenture      Bond Debenture
                                                                Pro-forma (After
                                                                 Reorganization)
------------------------- ------------------ ------------------ ----------------
Net Assets
Class A                   $69,357,962        $154,228,155       $223,586,117
Class B                   --                 $31,775,488        $31,775,488
Class E                   $97                --                 $97
Total Net Assets          $69,358,059        $186,003,643       $255,361,702
------------------------- ------------------ ------------------ ----------------
Net Asset Value Per
Share
Class A                   $7.80              $11.22             $11.22
Class B                   --                 $11.20             $11.20
Class E                   $8.08              --                 $11.20
                                                                ----------------
------------------------- ------------------ ------------------ ----------------
Shares Outstanding
Class A                   8,887,584          13,741,213         19,922,850
Class B                   --                 2,836,074          2,836,074
Class E                   12                 --                 9
------------------------- ------------------ ------------------ ----------------
Total Shares Outstanding  8,887,596          16,577,287         22,758,933
------------------------- ------------------ ------------------ ----------------


            The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Portfolio at the time of the Reorganization.

   Distribution of Shares


            All portfolios of the Trust sell shares to the separate accounts of the Insurance Companies as a funding vehicle for the Contracts offered by the Insurance Companies and certain of the Trust's portfolios offer shares to qualified pension and retirement plans. Expenses of the Trust are passed through to the Insurance Company's separate accounts and are ultimately borne by Contract Owners. In addition, other fees and expenses are assessed by the Insurance Company at the separate account level. (The Insurance Company Contracts Prospectus describes all fees and charges relating to a Contract.) The Trust may also offer shares to other separate accounts of other insurers if approved by the Board of Trustees of the Trust.


            MetLife Investors Distribution Company ("MID"), an indirect wholly-owned subsidiary of MetLife, serves as the distributor for the Trust's shares. MID distributes the Contracts, and Bond Debenture's shares underlying such Contracts, directly and through broker-dealers, banks, or other financial intermediaries. Bond Debenture is authorized to issue four classes of shares: Class A, Class B, Class C and Class E. Class C shares are not currently offered and Class E shares will first be offered in connection with the Reorganization. High Yield Bond currently offers only Class A and Class E shares. (Class B shares of Bond Debenture are not part of the Reorganization.) Each Class has a separate distribution arrangement and bears its own distribution expenses, if any.

            In the proposed Reorganization, shareholders of High Yield Bond owning Class A or Class E shares will receive Class A or Class E shares, respectively, of Bond Debenture. Class A shares are sold at net asset value without any initial or deferred sales charges and are not subject to distribution-related or shareholder servicing-related fees. No Rule 12b-1 plan has been adopted for the Class A shares of Bond Debenture.

            Class E shares are sold at net asset value without any initial or deferred sales changes and are subject to distribution-related fees. A Rule 12b-1 plan has been adopted for the Class E shares of Bond Debenture under which the Portfolio may pay for distribution-related expenses at an annual rate which may not exceed 0.25% of average daily net assets attributable to the Class. Payments with respect to Class E shares are currently limited to 0.15% of average daily net assets attributable to the Class. The amount may be increased to the full plan rate for the Portfolio by the Trustees without shareholder approval.


            In connection with the Reorganization, no sales charges are imposed. Certain sales or other charges are imposed by the Contracts for which Bond Debenture serves as an investment vehicle. More detailed descriptions of the Class A and Class E shares and the distribution arrangements applicable to these Classes of shares are contained in the Prospectus and Statement of Additional Information relating to Bond Debenture.


   Purchase and Redemption Procedures

            The Prospectus for your Contract describes the procedures for investing your purchase payments or premiums in shares of High Yield Bond. No fee is charged by High Yield Bond for selling (redeeming) shares. The Contracts Prospectus describes whether an Insurance Company charges any fees for redeeming your interest in a Contract. High Yield Bond buys or sells shares at net asset value per share of the Portfolio for orders received on a given day, and the Insurance Company uses this value to calculate the value of your interest in your Contract.

            MID places orders for the purchase or redemption of shares of Bond Debenture based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contracts. Orders are effected at the net asset value per share for the Portfolio determined on that same date, without the imposition of any sales commission or redemption charge. The Insurance Company uses this net asset value to calculate the value of your interest in your Contract.

   Exchange Privileges

            The Contracts Prospectus indicates whether an Insurance Company charges any fees for moving your assets from one investment option to another. No fees for exchanges are charged by the Trust or the Fund.

   Dividend Policy

            Each Portfolio has the same distribution policy. Each Portfolio declares and distributes its dividends from net investment income to the Insurance Company separate accounts at least once a year and not to you, the Contract Owner. These distributions are in the form of additional shares of stock and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. All net realized long- or short-term capital gains of each Portfolio are also declared and distributed once a year and reinvested in the Portfolio.

            Each Portfolio has qualified, and Bond Debenture intends to continue to qualify to be treated as regulated investment companies under the Code. To remain qualified as a regulated investment company, a Portfolio must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Portfolio distributes all of its net investment company taxable and tax-exempt income and any net realized gains to the Record Holders, it is expected that a Portfolio will not be required to pay any federal income taxes on the amounts distributed to the Record Holders.

                 COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

            As a Maryland corporation, the operations of the Fund are governed by its Articles of Incorporation and By-Laws, and applicable Maryland law, rather than by the Agreement and Declaration of Trust and By-Laws of the Trust, and Delaware law. The Agreement and Declaration of Trust is referred to in this Prospectus/Proxy Statement as the "Declaration of Trust." As discussed below, certain of the differences between the Trust and the Fund derive from provisions of the Trust's Declaration of Trust and By-Laws. Shareholders entitled to instruct the Insurance Company to vote at the Meeting may obtain a copy of the Trust's Declaration of Trust and By-Laws, without charge, upon written or oral request to the Trust at the address and telephone number set forth on the cover of this Prospectus/Proxy Statement.

   Form of Organization

            As noted above, the Fund is organized as a Maryland corporation, and the Trust is organized as a Delaware business trust. The Fund and the Trust are each open-end management investment companies registered with the SEC under the 1940 Act, and each is organized as a "series company" as that term is used in Rule 18f-2 under the 1940 Act. The series of the Fund consist of High Yield Bond and other mutual funds of various asset classes; the series of the Trust consist of Bond Debenture and other mutual funds of various asset classes. The Fund and the Trust currently offer shares of their portfolios only to insurance company separate accounts to serve as an investment vehicle for variable annuity contracts and variable life insurance policies issued by the Insurance Company. The Trust also offers shares of its portfolios to qualified pension and retirement plans. Each is governed by its applicable Declaration of Trust or Articles of Incorporation, By-Laws, and a Board of Trustees/Directors, and by applicable Maryland or Delaware and federal law.

   Capitalization

            The beneficial interests in the Trust are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share, of one or more series. The beneficial interests in the Fund are represented by three billion common shares with a par value of $0.01 each, of one or more series. Both the Declaration of Trust of the Trust and the Articles of Incorporation of the Fund permit the Trustees/Directors to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees/Directors, all without shareholder approval. Fractional shares may be issued by each Portfolio.


            Shares of High Yield Bond are offered in only two classes (Class A and Class E) and represent an equal proportionate interest in the Portfolio. Shares of Bond Debenture are currently offered in Classes A, B and E (Class B is not part of the Reorganization). Shares of the classes of Bond Debenture represent an equal pro rata interest in the Portfolio and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of each Portfolio are entitled to receive dividends and other amounts as determined by the Trustees/Directors, as applicable. Shareholders of each Portfolio vote separately, by Portfolio, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Portfolio. Shareholders of each Portfolio vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class.


   Shareholder Liability

            Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that the Trust or a shareholder is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of the Trust to liability. To guard against this risk, the Declaration of Trust of the Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (1) the court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of the Trust is remote.


            Under Maryland law, shareholders of High Yield Bond have no personal liability as such for the acts or obligation of the Portfolio or the Fund, as the case may be.


   Shareholder Meetings and Voting Rights

            Neither the Fund on behalf of High Yield Bond nor the Trust on behalf of Bond Debenture is required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Director must be called when requested in writing by the holders of at least 10% of the outstanding shares of the Fund or of the Trust. In addition, each is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Neither the Fund nor the Trust currently intends to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Directors of the Fund or of Trustees of the Trust.

            The By-Laws of the Fund provide that the holders of a majority of the shares outstanding and entitled to vote shall constitute a quorum for the transaction of business at any regular or special meeting of the Fund. Except when a larger quorum is required by applicable law or the applicable governing documents, with respect to the Trust, 33 1/3% of the shares issued and outstanding constitutes a quorum for consideration of a matter at a shareholders' meeting but any lesser number is sufficient for adjourned sessions. Approval of a matter by the shareholders of the Fund generally requires the affirmative vote of a majority of the shares cast at a meeting at which a quorum is present. A Director of the Fund must be elected by the affirmative vote of a plurality of the shares cast by holders of shares entitled to vote in such election. For the Trust, when a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act). A Director of the Fund may be removed with or without cause by a vote of the shareholders holding a majority of the shares entitled to vote at an election of directors at a meeting of shareholders at which a quorum is present. A Trustee of the Trust may be removed at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal.

            Under the Declaration of Trust/Articles of Incorporation of the Trust and the Fund, respectively, each whole share of beneficial interest or common stock of a Portfolio is entitled to one vote, and each fractional share is entitled to a proportionate vote.

            The Declaration of Trust of the Trust provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote: (1) reorganize the Trust as a corporation or other entity, (2) merge the Trust into another entity, or merge, consolidate or transfer the assets and liabilities of a Portfolio or class of shares to another entity, and (3) combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class. The Trustees of the Trust may also terminate the Trust, a Portfolio, or a class of shares upon written notice to the shareholders. With respect to the Fund, Maryland law would require a shareholder vote with respect to each such matter.


   Liquidation

            In the event of the liquidation of the Trust, Bond Debenture, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust, the Portfolio or attributable to the class over the liabilities belonging to the Trust, the Portfolio or attributable to the class. The assets so distributable to shareholders of the Portfolio will be distributed among the shareholders in proportion to the number of shares of a class of the Portfolio held by them on the date of distribution. In the event of the liquidation of the Fund, the same provisions discussed above would apply.

   Liability and Indemnification of Trustees/Directors

            The By-Laws of the Fund provide that a present or former Director or officer is entitled to indemnification to the full extent permissible under the laws of the State of Maryland against liabilities and expenses with respect to claims related to his or her position with the Fund to the extent specifically approved by resolution adopted by the Board of Directors, provided that no indemnification shall be provided to a Director or officer against any liability to the Fund or any shareholder by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

            Under the Declaration of Trust of the Trust, a Trustee is liable to any person in connection with the assets or affairs of the Trust or any Portfolio only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee (1) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (2) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (3) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of a quorum of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. A Portfolio may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Portfolio if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

            The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of the Trust and the Articles of Incorporation of the Fund, their By-Laws and Delaware or Maryland law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust/Articles of Incorporation, By-Laws and Delaware or Maryland law directly for more complete information.

                    VOTING INFORMATION CONCERNING THE MEETING

            This Prospectus/Proxy Statement is being sent to shareholders of High Yield Bond in connection with a solicitation of voting instructions by the Directors of the Fund, to be used at the Special Meeting of shareholders (the "Meeting") to be held at 2:00 p.m. Eastern Time, April 26, 2002, at the offices of MetLife Advisers, LLC, 501 Boylston Street, Boston, Massachusetts 02116, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a voting instructions form, is first being mailed to shareholders of High Yield Bond on or about March 25, 2002.


            The Board of Directors of the Fund has fixed the close of business on February 5, 2002 as the record date (the "Record Date") for determining the shareholders of High Yield Bond entitled to receive notice of the Meeting and to give voting instructions, and for determining the number of shares for which such instructions may be given, with respect to the Meeting or any adjournment thereof. The Insurance Companies, through their separate accounts, own all of the shares of High Yield Bond, and are the shareholders of record of the Portfolio at the close of business on the Record Date. Each Insurance Company is entitled to be present and vote at the Meeting with respect to such shares of High Yield Bond. Each Insurance Company has undertaken to vote its shares or abstain from voting its shares of High Yield Bond for the Contract Owners of the Portfolio in accordance with voting instructions received on a timely basis from those Contract Owners. In connection with the solicitation of such voting instructions, each Insurance Company will furnish a copy of this Prospectus/Proxy Statement to Contract Owners.


            The number of shares as to which voting instructions may be given under a Contract is determined by the number of full and fractional shares of High Yield Bond held in a separate account with respect to that particular Contract. In voting for the Reorganization, each full share of High Yield Bond is entitled to one vote and any fractional share is entitled to a fractional vote.

            Voting instructions may be revoked by executing and delivering later-dated signed voting instructions to the Insurance Company, or by attending the Meeting in person and instructing the Insurance Company how to vote your shares. Unless revoked, all valid voting instructions will be voted, or the Insurance Company will abstain from voting, in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

            If you wish to participate in the Meeting, you may submit the voting instructions form included with this Prospectus/Proxy Statement, vote by telephone or attend in person and provide your voting instructions to the Insurance Company. (Guidelines on providing voting instructions are immediately after the Notice of Special Meeting. Instructions for use of telephone voting are provided on the voting instructions form.)


            If the enclosed voting instructions form is properly executed and returned in time to be voted at the Meeting, the common shares represented by the voting instructions form will be voted, or the Insurance Company will abstain from voting, in accordance with the instructions marked on the returned voting instructions form.


o               Unless  instructions  to the  contrary  are marked on the voting
                instructions   form,   it  will  be  voted   FOR  the   proposed
                Reorganization and FOR any other matters deemed appropriate.

o Voting instructions forms which are properly executed and returned but are not marked with voting instructions will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

            Interests in Contracts for which no timely voting instructions are received will be voted, or the Insurance Company will abstain from voting, in the same proportion as the Insurance Company votes shares for which it has received voting instructions from other Contract Owners. The Insurance Company will also vote, or abstain from voting, any shares in its general account which are not attributable to Contracts in the same proportion as it votes shares held in all of the Insurance Company's registered separate accounts, in the aggregate.

            Approval of the Reorganization will require the affirmative vote of a majority of the votes of High Yield Bond entitled to be cast at a shareholders' meeting duly called and at which a quorum is present (the presence in person or by proxy of holders entitled to cast at least a majority of the votes at any shareholders' meeting). Abstentions will be counted for purposes of determining a quorum, but will not be included in the amount of shares voted. As of the Record Date, the shareholders of record of High Yield Bond were the Insurance Companies. Since the Insurance Companies are the legal owner of the shares, attendance by the Insurance Companies at the Meeting will constitute a quorum under the Articles of Incorporation of the Fund.

            Voting instructions solicitation will be made primarily by mail, but beginning on or about April 1, 2002 voting instructions solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of MetLife Advisers, LLC, its affiliates or other representatives of High Yield Bond (who will not be paid for their soliciting activities). The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be paid by MetLife or one of its affiliates. Neither the Trust, the Fund nor the Contract Owners will bear any costs associated with the Meeting, this proxy solicitation or any adjourned session.

            If shareholders of High Yield Bond do not vote to approve the Reorganization, the Directors of the Fund will consider other possible courses of action in the best interests of shareholders. If sufficient votes to approve the Reorganization are not received, the persons named as proxies on a proxy form sent to the Record Holders may propose one or more adjournments of the Meeting to permit further solicitation of voting instructions. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

            A shareholder of High Yield Bond who objects to the proposed Reorganization will not be entitled under either Maryland law or the Articles of Incorporation of the Fund, to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to the Record Holders or Contract Owners for federal income tax purposes. In addition, if the Reorganization is consummated, the rights of shareholders to transfer their account balances among investment options available under the Contracts or to make withdrawals under the Contracts will not be affected.

            The Fund does not hold annual shareholder meetings. If the Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Fund at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by the Fund in a reasonable period of time prior to that meeting.

            The votes of the shareholders of Bond Debenture are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

   Shareholder Information

            The Record Holders of High Yield Bond at the close of business on February 5, 2002 (the Record Date) will be entitled to be present and vote at the Meeting with respect to shares of High Yield Bond owned as of the Record Date. As of the Record Date, the total number of shares of High Yield Bond outstanding and entitled to vote was as follows:

 ----------------------------------- ----------------------------------
                                     Number of Shares
 ----------------------------------- ----------------------------------
 ----------------------------------- ----------------------------------
 Class A                             9,008,059
 Class E                             12
 Total                               9,008,071
 ----------------------------------- ----------------------------------


            As of February 5, 2002, the officers and Trustees/Directors of the Trust and of the Fund beneficially owned as a group less than 1% of the outstanding shares of Bond Debenture and High Yield Bond, respectively.

   Control Persons and Principal Holders of Securities

            On February 5, 2002 to the knowledge of the Directors and management of the Fund, MetLife Investors USA Insurance Company Separate Account A and Metropolitan Life Insurance Company Separate Accounts E and UL collectively owned of record 100% of the shares of High Yield Bond.


            Each Insurance Company has advised the Fund that as of January 31, 2002 there were no persons owning Contracts which would entitle them to instruct the Insurance Company with respect to more than 5% of the voting securities of High Yield Bond:


            As of the date of this Prospectus/Proxy Statement, MetLife and its affiliates owned 100% of the outstanding shares of the Trust and as a result MetLife may be deemed to be a control person with respect to the Trust.



                        FINANCIAL STATEMENTS AND EXPERTS

            The Annual Report of the Fund relating to High Yield Bond, for the year ended as of December 31, 2001, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of Deloitte & Touche LLP, independent auditors, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. The Annual Report of the Trust relating to Bond Debenture, for the year ended as of December 31, 2001, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of Deloitte & Touche LLP, independent auditors, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.



                                  LEGAL MATTERS

            Certain legal matters concerning the issuance of shares of Bond Debenture will be passed upon by Sullivan & Worcester LLP.


                             ADDITIONAL INFORMATION

            The Trust and the Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661 and at Woolworth Building, 233 Broadway, New York, New York 10279. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.



                                 OTHER BUSINESS


            The Directors of the Fund do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying voting instructions form will vote thereon in accordance with their judgment.



THE DIRECTORS OF THE FUND RECOMMEND APPROVAL OF THE PLAN AND ANY UNMARKED VOTING INSTRUCTIONS WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.


   March 22, 2002

                                                                      EXHIBIT A



                      AGREEMENT AND PLAN OF REORGANIZATION



     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") dated as of February 27, 2002 by and between (i) Metropolitan Series Fund, Inc. (the "Company"), a Maryland corporation formed on November 23, 1982, on behalf of Loomis Sayles High Yield Bond Portfolio (the "Acquired Fund"), a series of the Company, and (ii) Met Investors Series Trust (the "Acquiring Trust"), a Delaware business trust established under a Declaration of Trust dated July 27, 2000, as amended and restated and in effect on the date hereof on behalf of Lord Abbett Bond Debenture Portfolio (the "Acquiring Fund"), a series of the Acquiring Trust.


         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for shares of beneficial interest of the Acquiring Fund, the assumption by the Acquiring Fund of the liabilities of the Acquired Fund and the distribution of such shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

         In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING SHARES AND LIQUIDATION OF ACQUIRED FUND.

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

          (a) The Company, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2;

          (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date (as defined in paragraph 1.2 hereof), including without limitation any indemnification obligations of the Acquired Fund (collectively, the "Obligations"); and

          (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets (i) the number of full and fractional Class A shares of the Acquiring Fund determined by dividing the net asset value of Class A shares of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class A share of the Acquiring Fund, computed in the manner and as of the time and date set forth in paragraph 2.2 and (ii) the number of full and fractional Class E shares of the Acquiring Fund determined by dividing the net asset value of Class E shares of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class E share of the Acquiring Fund, computed in the manner and as of the time and date set forth in paragraph 2.2 (with the shares of the Acquiring Fund to be issued and delivered in accordance with this subparagraph (c) being referred to herein as the "Acquiring Shares"). Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph
          3.1 (the "Closing Date"), including any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

     1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute to its shareholders of record (the "Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquiring Shares received by the Acquired Fund pursuant to paragraph 1.1. Each Acquired Fund Shareholder shall be entitled to receive that proportion of each class of Acquiring Shares (consisting, in the case of each Acquired Fund Shareholder, of Acquiring Shares of the same designated class (Class A or Class E) as the shares of the Acquired Fund which such Acquired Fund Shareholder holds) which the number of shares of that class of the Acquired Fund held by such Acquired Fund Shareholder bears to the total number of shares of that class of the Acquired Fund outstanding on the Valuation Date. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective number of Acquiring Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquiring Shares in connection with such exchange.

     1.4  With respect to Acquiring Shares  distributable  pursuant to paragraph
          1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Trust will not permit such shareholder to receive Acquiring Share certificates therefor, exchange such Acquiring Shares for shares of other investment companies, effect an account transfer of such Acquiring Shares, or pledge or redeem such Acquiring Shares until the Acquiring Trust has been notified by the Acquired Fund or its agent that such Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

     1.5 Any obligation of the Acquired Fund to make filings with governmental authorities is and shall remain the responsibility of the Acquired Fund through the Closing Date and up to and including such later date on which the Acquired Fund is terminated.

     1.6 As promptly as practicable, but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, which shall have been reviewed by Deloitte & Touche LLP and certified by the Treasurer of the Acquired Fund.

     1.7 As promptly as possible after the Closing Date, the Acquired Fund shall be terminated pursuant to the provisions of the laws of the State of Maryland, and, after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

2.       VALUATION.

     2.1 For the purpose of paragraph 1, the value of the assets of a class of shares of the Acquired Fund shall be the net asset value of such class of the Acquired Fund computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures as adopted by the Board of Trustees of the Acquiring Trust, and shall be certified by an authorized officer of the Company.

     2.2 For the purpose of paragraph 1, the net asset value of a share of a class of the Acquiring Fund shall be the net asset value per share of such class computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures as adopted by the Board of Trustees of the Acquiring Trust.

3.       CLOSING AND CLOSING DATE.

     3.1 The Closing Date shall be on April 29, 2002, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. on the Closing Date at the offices of Metropolitan Life Insurance Company, located at 1 Madison Avenue, New York, New York, or at such other time and/or place as the parties may agree.

     3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to State Street Bank and Trust Company, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4 or Rule 17f-5, as the case may be, under the Investment Company Act of 1940, as amended (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such transfer stamps. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "State Street Bank and Trust Company, custodian for Lord Abbett Bond Debenture Portfolio, a series of Met Investors Series Trust".

     3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days after the original Valuation Date, this Agreement may be terminated by either of the Company or the Acquiring Trust upon the giving of written notice to the other party.

     3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of each class of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Secretary or Assistant Secretary of the Company. The Acquiring Trust shall provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquiring Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Trust shall provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquiring Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

     3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4.       REPRESENTATIONS AND WARRANTIES.

     4.1 The Company, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Trust and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
          Date:

          (a) The Company is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and has the power to own all of its property and assets and to conduct its business as currently conducted;

          (b) The Company is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly established, designated and existing in accordance with the applicable provisions of the Articles of Incorporation of the Company and the 1940 Act;

          (c) The Company is not in violation in any material respect of any provision of its Articles of Incorporation or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

          (d) The Company has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

          (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

          (f) The statement of assets and liabilities as of December 31, 2001, the statement of operations for the year ended December 31, 2001, the statement of changes in net assets for the two years ended December 31, 2001, and the schedule of investments as of December 31, 2001, of the Acquired Fund, audited by Deloitte & Touche, LLP, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of assets referred to above or those incurred in the ordinary course of its business since December 31, 2001;

          (g) Since December 31, 2001, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

          (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to any such return;

          (i) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met the requirements of Subchapter M of the Code, for treatment as a "regulated investment company" within the meaning of Section 851 of the Code and the diversification requirements of Section 817(h) of the Code and the regulations thereunder. Neither the Company nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

          (j) The authorized capital of the Company consists of 3 billion shares of common stock, par value $0.01 per share, of which 100 million shares are authorized for the Acquired Fund. The outstanding shares of beneficial interest in the Acquired Fund are, and at the Closing Date will be, divided into Class A shares and Class E shares, each having the characteristics described in the Acquired Fund's then current prospectus or prospectuses and statement of additional information or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus"). All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquired Fund's Prospectus), non-assessable by the Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date;

          (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time, except as previously disclosed in writing to and accepted by the Acquiring Fund;

          (l) The execution, delivery and performance of this Agreement has been duly authorized by the Directors of the Company, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

          (m) The Acquiring Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

          (n) The information provided by the Acquired Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 and any information provided by the Acquired Fund for use in any governmental filings in connection with the transactions contemplated hereby, including without limitation applications for exemption orders or no-action letters, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto;

          (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or blue sky laws (which term as used in this Agreement shall include the laws of the District of Columbia and of Puerto
               Rico);

          (p) At the Closing Date, the Company, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to and accepted by the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of December 31, 2001, referred to in Section 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock splits, mergers and similar corporate actions through the Closing Date;

          (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain "diversified" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the then current prospectus or prospectuses and the statement of additional information or statements of additional information of the Acquiring Fund (collectively, as from time to time amended and supplemented, the "Acquiring Fund Prospectus"), as amended through the Closing Date; and

          (r) No registration of any of the Investments under the Securities Act or under any state securities or blue sky laws would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to and accepted by the Acquiring Fund.

     4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Company and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
          Date:

          (a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its property and assets and to conduct its business as currently conducted;

          (b) The Acquiring Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly established, designated and existing in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act;

          (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

          (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

          (e) The Acquiring Trust is not in violation in any material respect of any provisions of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

          (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

          (g) The statement of assets and liabilities as of December 31, 2001, the statement of operations for the year ended December 31, 2001, the statement of changes in assets for the two years ended December 31, 2001 and the schedule of investments as of December 31, 2001, of the Acquiring Fund, audited by Deloitte & Touche, LLP, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of assets referred to above or those incurred in the ordinary course of its business since December 31, 2001;

          (h) Since December 31, 2001, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

          (i) By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to any such return;

          (j) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and the diversification requirements of Section 817(h) of the Code and the regulations thereunder;

          (k) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, par value $.001 per share, of such number of different series as the Board of Trustees of the Acquiring Trust may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares and Class E shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date (except such rights as the Acquiring Fund may have pursuant to this Agreement);

          (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time;

          (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust, and this Agreement constitutes the valid and binding obligation of the Acquiring Trust and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

          (n) The Acquiring Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A shares and Class E shares, as the case may be, of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and no shareholder of the Acquiring Trust will have any preemptive right of subscription or purchase in respect thereof;

          (o) The information to be furnished by the Acquiring Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 and any information furnished by the Acquiring Fund for use in any governmental filings in connection with the transactions contemplated hereby, including without limitation applications for exemption orders or no-action letters, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

          (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or blue sky laws.

5.       COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

         The Acquiring Trust, on behalf of the Acquiring Fund, and the Company, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions and any trading activities in anticipation of the transactions contemplated hereby.

     5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

     5.3 In connection with the meeting of the Acquired Fund Shareholders referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Trust will prepare and file for the registration under the 1933 Act of the Acquiring Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

     5.4 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the Acquiring Fund becomes aware that the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

     5.5 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

     5.6 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or blue sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

         The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     6.1 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Company a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

     6.2 The Company shall have received a favorable opinion from Sullivan & Worcester LLP, counsel to the Acquiring Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Company, to the following effect:

          (a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Acquiring Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Prospectus and Registration Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Company on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder; (d) the Acquiring Shares to be issued for transfer to the shareholders of the Acquired Fund as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A shares and Class E shares of beneficial interest in the Acquiring Fund, assuming that as consideration for such shares not less than the net asset value of such shares has been paid and that the conditions set forth in this Agreement have been satisfied, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect of such shares; (e) the execution and delivery of this Agreement did not, and the performance by the Acquiring Trust and the Acquiring Fund of their respective obligations hereunder will not, violate the Acquiring Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound; (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or blue sky laws or such as have been obtained; (g) such counsel does not know of any legal or governmental proceedings relating to the Acquiring Trust or the Acquiring Fund existing on or before the date of mailing of the Prospectus pursuant to paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required; (h) the
               Acquiring Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and (i) to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Trust or the Acquiring Fund or any of their properties or assets that would impair the Acquiring Trust's ability to perform its obligations under this Agreement, and neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     7.1 The Company, on behalf of the Acquired Fund, shall have delivered to the Acquiring Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Trust and dated the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Company and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date;

     7.2 The Acquiring Trust shall have received a favorable opinion from Maryland counsel to the Company, dated the Closing Date and in a form satisfactory to the Acquiring Trust, to the following effect:

          (a) The Company is a corporation duly organized and validly existing under the laws of the State of Maryland and has corporate power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Articles of Incorporation of the Company; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Proxy Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund; (d) the execution and delivery of this Agreement did not, and the performance by the Company and the Acquired Fund of their respective obligations hereunder will not, violate the Company's Articles of Incorporation or By-laws, or any provision of any agreement known to such counsel to which the Company or the Acquired Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Company or the Acquired Fund is a party or by which either of them is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Company or the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or blue sky laws or such as have been obtained; (f) such counsel does not know of any legal or governmental proceedings relating to the Company or the Acquired Fund existing on or before the date of mailing of the Prospectus pursuant to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required; (g) the Company is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; (h) to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Company or the Acquired Fund or any of its properties or assets that would impair the Company's ability to perform its obligations under this Agreement, and neither the Company nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business; and (i) all issued and outstanding shares of the Acquired Fund are legally issued, fully paid and non-assessable, assuming that as consideration for such shares not less than the net asset value of such shares has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Fund's registration statement, or any amendments thereto, in effect at the time of such issuance.

     7.3 The Acquired Fund shall have furnished to the Acquiring Fund tax returns, signed by a partner of Deloitte & Touche LLP for the fiscal year ended December 31, 2001 and signed pro forma tax returns for the period from December 31, 2001 to the Closing Date (which pro forma tax returns shall be furnished promptly after the Closing Date).

     7.4 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after December 31, 2001 and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after December 31, 2001 and on or prior to the Closing Date.

     7.5 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Company, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

     7.6 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date, and the Acquired Fund shall have delivered to the Acquiring Fund a statement of assets and liabilities of the Acquired Fund as of the Valuation Date, prepared in accordance with generally accepted accounting principles consistently applied from the prior audited period, certified by the Treasurer of the Acquired Fund.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

         The respective obligations of the Company and the Acquiring Trust hereunder are each subject to the further conditions that on or before the Closing Date:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the vote of the required majority of the holders of the outstanding shares of the Acquired Fund of record on the record date for the meeting of its shareholders referred to in paragraph 5.2;

     8.2 On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby;

     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state blue sky and securities authorities) deemed necessary by the Company or the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

     8.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

     8.5 The Company and the Acquiring Trust shall have received a favorable opinion of Sullivan & Worcester LLP satisfactory to the Company and the Acquiring Trust substantially to the effect that, for federal income tax purposes:

          (a) The transfer of all of the Acquired Fund assets in exchange solely for the Acquiring Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund followed by the distribution of the Acquiring Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

          (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.

          (c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund assets to the Acquiring Fund in exchange for the Acquiring Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive)of the Acquiring Shares to Acquired Fund Shareholders in exchange for their shares of the Acquired Fund.

          (d) No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares for the Acquiring Shares in liquidation of the Acquired Fund.

          (e) The aggregate tax basis for the Acquiring Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by such Shareholder immediately prior to the Closing, and the holding period of the Acquiring Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder (provided the Acquired Fund shares were held as capital assets on the date of the Closing).

          (f) The tax basis of the Acquired Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Closing, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

     8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Directors of the Company and the Board of Trustees of the Acquiring Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

9.       FEES AND EXPENSES.

     9.1 Except as otherwise provided in this paragraph 9, MetLife Advisers, LLC, by countersigning this Agreement, agrees that it will bear any and all costs and expenses of the transaction incurred by the Acquiring Fund and the Acquired Fund, including without limitation portfolio transaction costs incurred by the Acquiring Fund or the Acquired Fund in connection with the sale of portfolio securities that are not permitted investments of the Acquiring Fund; provided, however, that MetLife Advisers, LLC will not bear portfolio transaction costs incurred by the Acquiring Fund or the Acquired Fund in connection with the purchase or sale of portfolio securities that are permitted investments of the Acquiring Fund or the Acquired Fund, as the case may be; provided, further, that the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification of the Acquiring Shares under applicable state and federal laws.

     9.2 In the event the transactions contemplated by this Agreement are not consummated, then MetLife Advisers, LLC agrees that it shall bear all of the costs and expenses incurred by both the Acquiring Fund and the Acquired Fund in connection with such transactions.

     9.3 Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages.

     9.4 Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

     10.1 The Company on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 1.6, 1.7, 9, 10, 13 and 14.

11.      TERMINATION.

                  This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Company. In addition, either the Acquiring Trust or the Company may at its option terminate this Agreement at or prior to the Closing Date because:

          (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

          (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met;

          (c) If the transactions contemplated by this Agreement have not been substantially completed by July 31, 2002, this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Company and the Acquiring Trust; or

          (d) If the Board of Trustees of the Acquiring Fund or the Board of Directors of the Acquired Fund, as the case may be, determines that the termination of this Agreement is in the best interests of its shareholders.

12.      AMENDMENTS.

         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Company on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.      NOTICES.

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to: (i) Metropolitan Series Fund, Inc., 501 Boylston Street, Boston, MA 02116, attn: Secretary; or (ii) Met Investors Series Trust, 22 Corporate Plaza Drive, Newport Beach, CA 92660, attn:
Secretary.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE; FINDERS' FEES.

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the State of Delaware, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 A copy of the Articles of Incorporation of the Company is on file with the Secretary of State of the State of Maryland and a Certificate of Trust of the Acquiring Trust is on file with the Secretary of State of the State of Delaware, and notice is hereby given that no trustee, director, officer, agent or employee of either the Company or the Acquiring Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

     14.6 The Company, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                      METROPOLITAN SERIES FUND, INC.,
                                      on behalf of its Loomis Sayles High Yield
                                      Bond Portfolio




                                      By:    /s/John F. Guthrie, Jr.
                                         ----=======================

                                      Name:    John F. Guthrie, Jr.
                                               ====================

                                      Title:   Senior Vice President

ATTEST:




By: /s/Thomas M. Lenz

Name:    Thomas M. Lenz

Title:   Secretary



                                     MET INVESTORS SERIES TRUST,
                                     on behalf of its Lord Abbett Bond Debenture
                                     Portfolio




                                     By:    /s/Elizabeth M. Forget

                                     Name:    Elizabeth M. Forget

                                     Title:   President


ATTEST:



By:   /s/Richard C. Pearson

Name:    Richard C. Pearson

Title:     Secretary

                                     Agreed and accepted as to paragraph 9 only:


                                     METLIFE ADVISERS, LLC






                                      By:   /s/John F. Guthrie, Jr.
                                           -=======================


                                      Name:  John F. Guthrie, Jr.
                                             ====================


                                      Title:     Senior Vice President


ATTEST:



By:   /s/Thomas M. Lenz

Name:  Thomas M. Lenz

Title:  Secretary

                                                                       Exhibit B


[GRAPHIC OMITTED]

Lord Abbett Bond Debenture Portfolio
                                                     For the year ended 12/31/01
Managed by Lord, Abbett & Co.

Letter to Policyholders

[GRAPHIC OMITTED]


To boost a rapidly slowing U.S. economy, the Federal Reserve Board aggressively cut short-term interest rates throughout the year, bringing the federal funds target down from 6 percent to 1 3/4 percent by year-end, its lowest level in forty years. Confidence in the credit markets lifted, reflecting investors' expectations that the capital markets would be more accommodating to corporate borrowers. The first few months of 2001 saw a sharp reversal of money flows back into debt markets of a relatively riskier sort, including high-yield corporate bonds. The high-yield rally weakened later on as the economy continued to weaken and investor concerns about corporate defaults increased and risk aversion grew. The extraordinary and tragic events of September 11 increased the flight to high-quality, low-risk investment opportunities such as money-market funds, Treasuries and agency securities; yields on short-term securities fell sharply. By year-end some investors were venturing back into corporate bonds, including high-yield bonds, generating a year-end rally in that market.

The fiscal year began and ended with a rally in the high-yield bond market; price appreciation was particularly strong in bonds issued by mid-cap companies. Your portfolio's positive performance reflected those rallies as well as our shift in focus away from fiber optics in the telecommunications sector to wireless or cellular phone companies, where consumer demand kept business brisk and profitable. In the second half of the year, we increased your portfolio's exposure to investment-grade corporate debt where we identified good companies with the potential for additional credit improvement. Among your portfolio's holdings in this area were bonds issued by companies in the food, automotive, utility, media and advertising sectors. Also adding to performance later in the year were your portfolio's holdings in high-yield corporate bonds, which enjoyed a strong rally in November as investors moved out of "safe-havens" in search of higher yield. Bonds purchased in this category included those of companies in the waste management, consumer products, healthcare and chemical sectors.

Opportunities in the convertible bond market were fewer. The convertible market at large suffered for much of the year, detracting from your portfolio's performance. Even so, through careful credit selection, we were able to identify value in the bonds of some firms, including software and cable companies, beaten down in the unfavorable market environment of September and October. We reduced your portfolio's exposure to convertibles at fiscal year-end, increasing, instead, your portfolio's holdings in mortgage-related securities and agency securities.

We look forward to a modest economic recovery beginning in the first half of 2002 and believe the Fed is nearing the end of its interest rate easing cycle. We do not concur, however, with those who expect the Fed to suddenly reverse its stance and push rates higher. Instead, we anticipate that the Fed will resume its historically gradualist approach, raising rates only when the results of its economic stimulus efforts are apparent. If we are correct, interest rates should remain low for much of 2002, although not returning to the historic lows experienced during the height of the flight to quality moves in late October. Although corporate profitability is likely to improve in 2002--a positive catalyst for stocks as well as convertible bond prices--we are less certain of the timing of that turnaround.

Given this outlook, even though Treasury yields have risen a bit from their lows of the year, we do not expect an appreciable improvement in yields in that sector in 2002 and will maintain the portfolio's current minimal exposure. We will maintain, and possibly reduce, the portfolio's holdings in investment-grade bonds--already at relatively high historical levels for the portfolio--and will increase exposure to high-yield bonds, where prices are expected to rise as the economy improves. Finally, we will also add a few more convertible bonds where appropriate, even as we remain mindful of the potential volatility on the equity side of these investments.

Christopher J. Towle
Portfolio Manager
Lord, Abbett & Co.
Top Ten Holdings by Market Value
As of 12/31/01
                                                                 Percent of
Description                                                      Net Assets

--------------------------------------------------------
Federal National Mortgage Assoc.                                   4.25%

--------------------------------------------------------
Federal Home Loan Mortgage Corp. (5.50%, 7/15/06)                  1.66%

--------------------------------------------------------
TeleCorp PCS, Inc.                                                 1.25%

--------------------------------------------------------
Nextel Communications, Inc. (9.50%, 2/01/11)                       1.20%

--------------------------------------------------------
Harrah's Operation Co., Inc.                                       0.93%

--------------------------------------------------------
Ackerley Group, Inc. (The)                                         0.86%

--------------------------------------------------------
Lamar Media Corp.                                                  0.85%

--------------------------------------------------------
Mohegan Tribal Gaming Authority                                    0.84%

--------------------------------------------------------
R.H. Donnelly Corp.                                                0.84%

--------------------------------------------------------
Raytheon Co.                                                       0.83%

-----------------------------------------------------------------------------
[GRAPHIC OMITTED]
Portfolio Composition (% of portfolio market value)
As of 12/31/01

Corporate Bonds                   84.1%
U.S. Government Agency            6.7%
International Bonds & Debt        5.5%
Equity Securities                 3.7%


[GRAPHIC OMITTED]
                                       11
[GRAPHIC OMITTED]
Lord Abbett Bond Debenture Portfolio
                                                     For the year ended 12/31/01
Managed by Lord, Abbett & Co.

Letter to Policyholders (continued)

[GRAPHIC OMITTED]

                Lord Abbett Bond Debenture Portfolio, managed by
                     Lord, Abbett & Co., vs. Indices 2 and 3
                            Growth Based on $10,000+

                 Lord Abbett Bond            Lehman Brothers Aggregate Bond       Credit Suisse First Boston High
                 Debenture Portfolio         Index/2/                             Yield Index/4/
May-96                               10,000                               10,000                               10,000
Jun-96                               10,201                               10,123                               10,103
Sep-96                               10,790                               10,311                               10,482
Dec-96                               11,288                               10,623                               10,945
Mar-97                               11,432                               10,567                               11,106
Jun-97                               12,147                               10,948                               11,585
Sep-97                               12,778                               11,311                               12,130
Dec-97                               13,052                               11,645                               12,326
Mar-98                               13,709                               11,833                               12,697
Jun-98                               13,791                               12,106                               12,857
Sep-98                               13,197                               12,608                               12,067
Dec-98                               13,869                               12,660                               12,397
Mar-99                               14,082                               12,602                               12,601
Jun-99                               14,004                               12,486                               12,747
Sep-99                               13,812                               12,576                               12,543
Dec-99                               14,341                               12,556                               12,804
Mar-00                               14,479                               12,831                               12,639
Jun-00                               14,551                               13,054                               12,695
Sep-00                               14,871                               13,451                               12,782
Dec-00                               14,465                               14,016                               12,135
Mar-02                               14,859                               14,442                               12,733
Jun-02                               14,782                               14,522                               12,654
Sep-02                               14,180                               15,192                               12,151
Dec-02                               15,010                               15,200                               12,837




--------                                                               Average Annual Return1
                                                                   (for the period ended 12/31/01)

--------
                                                         1 Year        3 Year        5 Year     Since Inception4

--------   Lord Abbett Bond Debenture                        3.76%         2.67%        5.86%            7.42%
--         Portfolio--Class A
           Class B                                            --            --           --              1.17%

--------    ehman Brothers Aggregate Bond Index2             8.45%         6.28%        7.43%            7.67%
--         L

--------   Credit Suisse First Boston High Yield             5.79%         1.17%        3.25%            4.51%
- -        Index3



+ The chart reflects the performance of Class A shares of the portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share class.

1"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

2The Lehman Brothers Aggregate Bond Index is a broad measure of the performance of the taxable bonds in the U.S. market, with maturities of at least one year.

3The Credit Suisse First Boston High Yield Index is representative of lower rated debt, including straight-preferred stocks. 4Inception of Class A shares is 5/1/96. Inception of Class B shares is 3/22/01. Index returns are based on an inception date of 5/1/96.

A NOTE ABOUT RISK: The Portfolio has the ability to invest up to 80% of total assets in debt securities, which may include high-yield debt securities. The risks of high-yield debt securities include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. In addition, the Portfolio may invest up to 10% of gross assets at market value in debt securities primarily traded in foreign countries. Foreign securities markets may not be subject to the same degree of regulation as U.S. markets and may be more volatile and less liquid than major U.S. markets. Foreign investments are subject to currency exposure. These and other risks are more fully described in the prospectus. There can be no assurance that the Portfolio will meet its investment objective.

Past performance does not guarantee future results. The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.
[GRAPHIC OMITTED]
                                       12

                       STATEMENT OF ADDITIONAL INFORMATION

                            Acquisition of Assets of

                    LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO,

                                   a series of

                         METROPOLITAN SERIES FUND, INC.
                               501 Boylston Street
                           Boston, Massachusetts 02116
                                 (800) 553-4459

                        By and In Exchange For Shares of

                      LORD ABBETT BOND DEBENTURE PORTFOLIO

                                   a series of

                           MET INVESTORS SERIES TRUST
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 (800) 848-3854


         This Statement of Additional Information, dated March 22, 2002, relating specifically to the proposed transfer of the assets and liabilities of Loomis Sayles High Yield Bond Portfolio ("High Yield Bond"), a series of
Metropolitan Series Fund, Inc. (the "Fund"), to Lord Abbett Bond Debenture Portfolio ("Bond Debenture"), a series of Met Investors Series Trust (the "Trust"), in exchange for Class A and Class E shares of common stock, $.001 par value per share, of Bond Debenture (to be issued to holders of shares of the High Yield Bond), consists of the information set forth below pertaining to the High Yield Bond and the following described documents, each of which is attached hereto and incorporated by reference herein:

     (1) The Statement of Additional Information of High Yield Bond dated May 1, 2001;


     (2) The Statement of Additional Information of Bond Debenture dated March 15, 2002;


     (3)  Annual  Report of High Yield  Bond,  for the year ended  December  31,
          2001;

     (4)  Annual Report of Bond  Debenture for the year ended December 31, 2001;
          and

     (5)  Pro Forma Financial Statements dated as of December 31, 2001.

         This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of High Yield Bond and Bond Debenture dated March 22, 2002. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to the Trust or the Fund at the telephone numbers or addresses set forth above.

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR

                         METROPOLITAN SERIES FUND, INC.
                                   May 1, 2001

The investment options ("Portfolios") currently offered by the Metropolitan Series Fund, Inc. (the "Fund") are:

State Street Research Aggressive
Growth Portfolio                             Loomis Sayles High Yield Bond
                                             Portfolio
State Street Research Diversified
Portfolio                                    Neuberger Berman Partners Mid Cap
                                             Value Portfolio
State Street Research Investment
Trust Portfolio                              Scudder Global Equity Portfolio
(formerly State Street Research
Growth Portfolio)                            T. Rowe Price Large Cap Growth
                                             Portfolio
State Street Research Income
Portfolio                                    T. Rowe Price Small Cap Growth
                                             Portfolio
State Street Research Money Market
Portfolio                                    Lehman Brothers(R) Aggregate Bond
                                             Index Portfolio

State Street Research Aurora Small
Cap Value     Portfolio                      MetLife Stock Index Portfolio

Putnam International Stock Portfolio         MetLife MidCap Stock Index
                                             Portfolio (formerly  Santander
                                             International Stock Portfolio)

                                             Morgan Stanley(R) EAFE Index
                                             Portfolio

Putnam Large Cap Growth Portfolio            Russell 2000(R) Index Portfolio

Harris Oakmark Large Cap Value               Franklin Templeton Small Cap Growth
Portfolio                                    Portfolio

Janus Mid Cap Portfolio

Janus Growth Portfolio


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus dated May 1, 2001. The annual report for the Fund for the year ending December 31, 2000 accompanies this SAI and is incorporated by reference. A copy of the May 1, 2001 Prospectus and the annual report may be obtained, without charge, from Metropolitan Life Insurance Company, One Madison Avenue, New York, New York 10010, Area 2H or by calling
(800) 553-4459.



                                TABLE OF CONTENTS

Headings                                                                 Page

The Fund's Organization.................................................  B-2
Description of Some Investment Practices, Policies and Risk.............  B-3
Certain Investment Limitations..........................................  B-7
Investment Management Arrangements......................................  B-8
Directors and Officers of the Fund...................................... B-12
Placing Portfolio Transactions.......................................... B-14
Shareholder Meetings.................................................... B-18
Voting.................................................................. B-18
Sale and Redemption of Shares........................................... B-18
Pricing of Portfolio Securities......................................... B-19
Taxes................................................................... B-21
General Information..................................................... B-22
Financial Statements.................................................... B-24
Appendix................................................................ B-25


                             THE FUND'S ORGANIZATION

The Fund, an open-end management investment company, is a corporation that was formed in Maryland on November 23, 1982. The Fund has 3 billion shares of authorized common stock at $0.01 par value per share. The Board of Directors may classify and reclassify any authorized and unissued shares. The Fund can issue additional classes of shares without shareholder consent. The shares are presently divided into classes (or series), including one for each Portfolio consisting of 100 million shares (125 million shares for the State Street Research Money Market, State Street Research Income, Putnam International Stock and State Street Research Aggressive Growth Portfolios) (200 million shares for the State Street Research Investment Trust, Janus Mid Cap and MetLife Stock Index Portfolios) (225 million shares for the State Street Research Diversified Portfolio). Each Portfolio, other than the Janus Mid Cap Portfolio, is "diversified" for purposes of the Investment Company Act of 1940.

Each Portfolio's issued and outstanding shares participate equally in dividends and distributions declared by such Portfolio and receive a portion (divided equally among all of the Portfolio's outstanding shares) of the Portfolio's assets (less liabilities) if the Portfolio is liquidated or dissolved. Liabilities which are not clearly assignable to a Portfolio are generally allocated among the Portfolios in proportion to their relative net assets. In the unlikely event that any Portfolio has liabilities in excess of its assets, the other Portfolios may be held responsible for the excess liabilities.

MetLife purchased shares of each of the Portfolios at their inception for its general account. MetLife has sold some of those shares, but will not sell shares if the sale would reduce the Fund's net worth below $100,000. MetLife paid all of the organizational expenses of the Fund and will not be reimbursed.

                                                        B-2

DESCRIPTION OF SOME INVESTMENT PRACTICES, POLICIES, AND RISKS

The information that follows expands on the similar discussion in the Fund's Prospectus and does not describe every type of investment, technique, or risk to which a Portfolio maybe exposed. Each Portfolio reserves the right, without notice, to make any investment, or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed below under "Fundamental Policies."

Money market instruments generally have a remaining maturity of no more than 13 months when acquired by the Fund. They include the following: . United States Government securities -- direct obligations (in the form of Treasury bills, notes and bonds) of the United States Government, differing mainly by maturity lengths.

.. Government Agency Securities -- debt securities issued by agencies or instrumentalities of the United States Government. They are backed by the full faith and credit of the United States, guaranteed by the United States Treasury, supported by the issuing agency's or instrumentality's right to borrow from the
United   States   Treasury,   or   supported   by  the   issuing   agency's   or
instrumentality's credit. Agency securities include several of the types of instruments discussed below under "Mortgage-Backed Securities." . Certificates of Deposit -- generally short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Any non-negotiable time- deposits must mature in seven days or less. . Bankers' Acceptances -- time drafts drawn by borrowers on commercial banks, usually in connection with an international commercial transaction where both the borrower and the bank guarantee the payment of the draft in its face amount on the maturity date (which is usually within six months). These securities are traded in secondary markets prior to maturity. The Portfolios will not invest in non-negotiable bankers' acceptance maturing in more than 7 days.

..  Commercial  Paper  --  short-term   unsecured   promissory  notes  issued  by
corporations, usually to finance short-term credit needs. Commercial paper is generally sold on a discount basis, with maturity from issue not exceeding nine months. The Portfolios may purchase commercial paper with the highest (two highest for the T. Rowe Price Large Cap Growth and T. Rowe Price Small Cap Growth Portfolios) rating (and, for the State Street Research Money Market Portfolio, it must also be rated in one of the top two "modifiers" that indicate the best investment attributes of such rating) given by a nationally recognized statistical rating organization ("NRSRO") or, if unrated (a) of comparable quality or (b) issued by companies having outstanding debt issues in with ratings with one of the top three ratings given by an NRSRO (and for State Street Research Money Market Portfolio the debt issues must be in the top two rating categories). . Variable Amount Master Demand Notes -- commercial paper of companies that permit the purchaser to lend varying investment amounts (up to the maximum indicated in the note) at varying rates to the borrower. The borrower can prepay the amount borrowed at any time with no penalty and the lender can redeem the note at any time and receive the face value plus accrued interest. No secondary market exists for these notes. The same rating/credit quality requirements apply as described above for other forms of commercial paper. . Non-convertible Corporate Debt Securities -- such as bonds and
debentures   that  will  mature  within  a  short  time  and  that  have  credit characteristics comparable to those required above for commercial paper. . Repurchase Agreements -- the purchaser acquires ownership of another money market instrument, and the seller agrees at the time of sale to repurchase such other instrument at a specified time and price which determine the purchaser's yield during the holding period. This insulates the purchaser from market
fluctuations   unless   the   seller   defaults.   Repurchase   agreements   are
collateralized by cash or the purchased (or equivalent) underlying instrument at all times at least equal in value to the price the Fund paid for the underlying instrument plus interest accrued to date. The Fund can enter into repurchase agreements with primary dealers for periods not to exceed 30 days. Repurchase agreements with a duration of more than 7 days are considered illiquid. If the seller defaults on its repurchase obligation, the Fund could experience a delay in recovery or inadequacy of the collateral and a cost associated with the disposition of the collateral. . Reverse Repurchase Agreements -- the sale of money market instrument by the Fund with an agreement by the Fund to repurchase the instrument at a specified time, price and interest payment. These agreements can be used when interest income earned from the reinvestment of the proceeds (in money market instruments with the same or shorter duration to maturity or resale) is greater than the interest expense of the reverse repurchase transaction. These agreements can also be used by the Fund as a form of borrowing and they therefore are subject to the limitations regarding borrowing by the Fund. In order to minimize the risk that it will have insufficient assets to repurchase the instrument subject to the agreement, the Fund will keep in a segregated account with its custodian liquid assets at least equal to the value of the specified repurchase price or the proceeds received on the sale subject to repurchase, plus accrued interest.

Exchange Traded Funds

The Fund may invest in investment companies issuing shares which are traded like traditional equity securities on a national stock exchange or the NASDAQ National Market System. Many exchange-traded securities represent ownership in a trust that has been established to accumulate and hold a portfolio of securities that is intended to track the performance of a securities market index. Certain indices tracked by exchange-traded funds are highly concentrated in one or a few industries or individual securities, and thus, may have higher price volatility than many broad-based stock indices. With most new exchange- traded funds, there is a risk that the overall liquidity of the secondary market for share of those funds may fluctuate and the shares become illiquid. Also, there is the possibility of duplicative management fees and expenses.

Mortgage-Related Securities

GNMA -- partial ownership interests in a pool of mortgage loans which are individually guaranteed or insured by the Federal Housing Administration, the Farmers Home Administration or the Veterans Administration. The GNMA certificates are issued and guaranteed by the Government National Mortgage Association, a U.S. Government corporation, and backed by the full faith and credit of the United States.

FNMA and FHLMC -- partial ownership interests in pools of mortgage loans. FNMA certificates are issued and guaranteed by the Federal National Mortgage
Association, a federally chartered, privately owned corporation and are not backed by the U.S. Government (although the U.S. Secretary of the Treasury has discretionary authority to lend it up to $2.25 billion). FHLMC certificates are issued and guaranteed by the Federal Home Loan Corporation, a federally chartered corporation owned by the Federal Home Loan Bank and are not backed by the U.S. government (although the U.S. Secretary of the Treasury has discretionary authority to lend it up to $2.25 billion). Mortgage-backed securities -- may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-governmental securities may offer higher yield to the Fund but may also expose the Fund to greater price fluctuation and risk than governmental securities. Many issuers guarantee payment of interest and principal on the securities regardless of whether payments are made on the underlying securities, which generally increases the quality and security. Risks which affect mortgage-backed securities' market values or yields, include actual or perceived interest rate changes, creditworthiness of the issuer or guarantor, prepayment rates value of the underlying mortgages and changes in governmental regulation or tax policies. In addition, certain mortgage-related securities may be settled only through privately owned clearing corporations whose solvency and creditworthiness are not backed by the U.S. Government and whose operational problems may result in delays in settlement or losses to a Portfolio. Mortgage-related securities include:

.. Mortgage-backed bonds, which are secured by a first lien on a pool of single-family detached properties and are also general obligations of their issuers.

.. Mortgage pass-through bonds, which are secured by a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment.

.. Stripped agency mortgage-backed securities, which are interests in a pool of mortgages, where the cash flow has been separated into its interest only
("interest only" or "qIOs") and principal only ("principal only" or "POs") components. IOs or POs, other than government-issued IOs or POs backed by fixed rate mortgages, are considered illiquid securities. . Other mortgage-related securities, which are other debt obligations secured by mortgages on commercial real estate or residential properties.

Below investment grade securities (or junk bonds) -- debt securities that are not rated in (or judged to be of comparable quality to) one of the top four categories by an NRSRO. These securities expose the Fund to more risks than higher rated securities, including: . greater doubt as to the issuer's capacity to pay interest and principal . greater fluctuations in market values due to individual corporate developments . greater risk of default for various reasons including that (a) the issuers of these securities tend to be more highly leveraged and may not have available to them more traditional methods of financing and (b) the securities are unsecured and are generally subordinated to debts of other creditors . greater difficulty in obtaining accurate market quotations for valuation purposes . increased expenses to the extent the Fund must seek recovery due to a default in payment . less liquid trading markets

Restricted or illiquid securities -- securities for which there is no readily available market. These securities are priced at fair value under procedures approved by the Fund's Board of Directors. A Portfolio can sell restricted securities only in privately negotiated transactions or in a public offering registered with the Securities and Exchange Commission ("SEC"). Subsequent to the purchase of a restricted security, SEC registration of such security may become necessary and a Portfolio that owns the security may need to pay all or part of the registration expenses and may need to wait until such registration becomes effective before it can sell the security. In addition, the absence of ready markets may delay a Portfolio's sale of an illiquid investment. Delays in disposing of an investment expose a Portfolio to fluctuations in value for longer periods than it desired.

Rule 144A securities -- securities that are not registered with the SEC but under certain circumstances may be considered as liquid. Pursuant to procedures approved by the Board of Directors, these securities are subject to ongoing evaluation to monitor their liquidity, and the purchase of these securities could have the effect of increasing the percent of a Portfolio's securities invested in illiquid securities. Liquidity is evaluated based on various factors including:

.. the availability of trading markets for the security . the frequency of trades
and  quotes  .  the  number  of  dealers  and  potential   purchasers  .  dealer
undertakings to make a market . the nature of the security and of the marketplace trades (including disposal time, solicitation methods and mechanics of transfer)

Lending portfolio securities. The Fund may pay reasonable finders, administrative and custodial fees to persons that are unaffiliated with the Fund for services in connection with loans of its portfolio securities. Payments received by a Portfolio equal to dividends, interest and other distributions on loaned securities may be treated as income other than qualified income for the 90% test discussed under "Taxes" below. The Fund intends to engage in securities lending only to the extent that it does not jeopardize its qualification as a regulated investment company under the Internal Revenue Code (the "Code").

Options on securities, currencies and indices. Options that are traded on recognized securities exchanges often have less of a risk of loss than those sold "over-the-counter." A Portfolio will not sell the security or currencies against which options have been written until after the option period has expired, a closing purchase transaction is executed, a corresponding put or call option has been purchased, or the sold option is otherwise covered. The sale and purchase of options involves paying brokerage commissions and other transaction costs. In addition, selling covered call options can increase the portfolio turnover rate.

The purchase and sale of index options have additional risks. For example if trading of certain securities in the index is interrupted, a Portfolio would not be able to close out options which it had purchased or sold if restrictions on exercise were also imposed. To address such liquidity concerns the Fund limits use of index options to options on indices (a) with a sufficient number of securities to minimize the likelihood of a trading halt and (b) for which there is a developed secondary market.

A Portfolio will cover any option it has sold on a stock index by (a) if the option is a call option, segregating with the Fund's custodian bank either (i) cash or other liquid assets having a value that, when added to any related margin deposits, at all times at least equals the value of the securities comprising the index, or (ii) securities that substantially replicate changes in value of the securities in the index; (b) if the option is a put option, segregating with the Fund's custodian bank cash or other liquid assets having a value that, when added to any related margin deposits, at all times at least equals the exercise price; or (c) regardless of whether the option is a call or a put option, holding an offsetting position in the same option at an exercise price that is at least as favorable to the Fund.

Forward foreign currency exchange contracts. These contracts are traded in the interbank market through currency traders. The traders do not charge a fee, but they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. The use of these contracts involves various risks including:

     . inability to enter into a contract at advantageous times or with respect to the desired foreign currencies

     . poor correlation between a currency's value and any proxy currency that a Portfolio is using

     . the creditworthiness of the counterparty to the transaction . losses (or lost profits) due to unanticipated or otherwise adverse changes in the relative value of currencies

     . additional expense due to transaction costs or the need to purchase or sell foreign currency on the spot market to correlate with the currency delivery requirements of the contract

The Portfolios will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or exposed to the currency underlying the forward contract or the currency being hedged. To the extent that a Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio will have its bank custodian segregate cash or liquid assets having a value equal to the aggregate amount of such Portfolio's commitments under forward contracts. As an alternative to segregating assets, a Portfolio may buy call options permitting such Portfolio to buy the amount of foreign currency being hedged by a forward sale contract or a Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

Swaps, caps, floors and collars. A Portfolio will not enter into any swap, cap, floor or collar unless the portfolio manager thinks that the other party to the transaction is creditworthy. If the other party defaults, the Portfolio may have contractual remedies pursuant to agreements related to the transaction.
Portfolios for which swaps are a permissible investment can enter credit protection swap arrangements which involve the sale by the Portfolio of a put option on a debt security which is exercisable by the buyer upon certain events, such as default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

The swap market has grown substantially in recent years and the swap market has become relatively liquid due to a large number of banks and investment banks acting as principals and agents and using standardized documentation. Caps, floors and collars are more recent innovations and standardized documentation has not yet been fully developed. For that reason they are less liquid than swaps. Liquidity of swaps, caps, floors and collars will be evaluated based on various factors including:

.. the frequency of trades and quotations . the number of dealers and prospective purchasers in the marketplace

.. dealer undertakings to make a market . the nature of the instrument (including demand or tender features) . the nature of the marketplace (including the ability to assign or offset a Portfolio's rights and obligations)

Futures contracts and options on futures contracts. A Portfolio will cover any futures contract it has sold, or any call option it has sold on a futures contract, by (a) segregating with the Fund's custodian bank (i) cash or other liquid assets having a value that, when added to any related margin deposits, at all times at least equals the value of the securities or currency on which the futures contract (or related index) is based or (ii) securities or currencies that substantially replicate changes in value of the securities or currencies on which the futures contract (or related index) is based or (b) holding an offsetting call option on that futures contract at the same or better settlement price. A Portfolio will cover any futures contract it has purchased, or any put option it has sold on a futures contract, by (a) segregating with the Fund's custodian bank cash or other liquid assets having a value that, when added to any related margin deposits, at all times at least equals the amount payable upon settlement of such futures contract or (b) holding an offsetting call option on that futures contract at the same or better settlement price.

CERTAIN INVESTMENT LIMITATIONS

Fundamental policies are those that may not be changed without approval of the outstanding voting shares of each affected Portfolio. If such a vote is required, approval requires a favorable vote of at least the lesser of: (a) 67% of the shares represented (in person or by proxy) at a meeting and entitled to vote thereon; or (b) if at least 50% of such shares are represented at the meeting, a majority of those represented.

A policy is fundamental only if the Prospectus or this SAI states that it is fundamental or that it may be changed only by shareholder vote. If the Prospectus or SAI specifically states that one or more Portfolios may engage in practices that would otherwise violate a fundamental policy, such exception is also part of the Fund's fundamental policies. (On the other hand, any policy set forth in the Prospectus that is more restrictive than any fundamental policy on the same subject may be changed without any shareholder vote.) Unless otherwise indicated, all restrictions apply only at the time of purchase.

No Portfolio may:

     . borrow money to purchase securities or purchase securities on margin . engage in the underwriting of securities of other issuers except to the extent that in selling portfolio securities it may be deemed to be a "statutory" underwriter for purposes of the Securities Act of 1933 . issue senior securities

     . sell call options which are not covered options . sell put options other than to close out option positions previously entered into

     . invest in commodities or commodity contracts. In this regard, the following aspects of the Prospectus's table of "Certain Investment Practices" are non- fundamental: all of the prohibitions and limitations in item 9; the recognized exchange requirement in, and the omission of any Portfolio that invests in equity securities from, item 10; the recognized exchange requirement and the limitations on purpose in item 11; and all of item 12, except the requirement that the Portfolio must be authorized to use the underlying futures contract.

     . make loans but this shall not prohibit a Portfolio from entering into repurchase agreements or purchasing bonds, notes, debentures or other obligations of a character customarily purchased by institutional or individual investors

     . For purposes of the industry concentration limit in item 25 of the Prospectus table, the following additional fundamental policies will apply: domestic crude oil and gas producers, domestic integrated oil companies, international oil companies, and oil service companies each will be deemed a separate industry; money market instruments issued by a foreign branch of a domestic bank will not be deemed to be an investment in a domestic bank.

No more than 5% of the Scudder Global Equity Portfolio's assets will be committed to transactions in options, futures or other "derivative" instruments that are intended for any purpose other than to protect against changes in market values of investments the Portfolio owns or intends to acquire, to facilitate the sale or disposition of investments for the Portfolio, or to adjust the effective duration or maturity of fixed income instruments owned by the Portfolio.

Non-Fundamental Policies are those that may be changed without approval of shareholders. Unless otherwise indicated, all restrictions apply at the time of purchase. The following non-fundamental policies are in addition to those described elsewhere in the Prospectus or SAI. . No Portfolio will acquire securities for the purpose of exercising control over the management of any company

.. At least 75% of a Portfolio's total assets must be: (a) securities of issuers in which the Portfolio has not invested more than 5% of its total assets, (b) voting securities of issuers as to which the Fund owns no more than 10% of such securities, and (c) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These restrictions do not apply to the Janus Mid Cap Portfolio or Janus Growth Portfolio. . No Portfolio may make any short sale

.. No Portfolio (except for the Janus Mid Cap Portfolio and Janus Growth Portfolio) may participate on a joint or joint and several basis in any trading account in securities

Insurance Law Restrictions

The ability to sell contracts in New York requires that each portfolio manager use his or her best efforts to assure that each Portfolio of the Fund complies with the investment restrictions and limitations prescribed by Sections 1405 and 4240 of the New York State Insurance Law and regulations thereunder in so far as such restrictions and limitations are applicable to investment of separate account assets in mutual funds. Failure to comply with these restrictions or limitations will result in the Insurance Companies ceasing to make investments in that Portfolio for the separate accounts. The current law and regulations permit the Fund to make any purchase if made on the basis of good faith and with that degree of care that an ordinarily prudent person in a like position would use under similar circumstances.

INVESTMENT MANAGEMENT ARRANGEMENTS

MetLife Advisers, formerly known as New England Investment Management, LLC, was organized in 1994 by New England Life Insurance Company to serve as the investment adviser of the New England Zenith Fund. MetLife Advisers is located at 501 Boylston Street, Boston, Massachusetts 02116. Each Portfolio pays MetLife Advisers an investment advisory fee. MetLife Advisers has contracted with sub-investment managers to make the day-to-day investment decisions for each Portfolio and MetLife Advisers pays each sub-investment manager's fees. MetLife Advisers is responsible for overseeing these sub-investment managers and for making recommendations to the Board of Directors of the Fund relating to hiring and replacing sub-investment managers. MetLife Advisers also provides a full range of administrative and accounting services to the Fund.

Other than New England Life Holdings, Inc. ("NELHI"), which has the same address as MetLife Advisers, the members of MetLife Advisers consist of insurance companies whose separate accounts invest in the Fund or other registered investment companies to which MetLife Advisers serves or will serve as investment adviser. Each such insurance company's interest in MetLife Advisers entitles such insurance companies to share in the profit and loss of MetLife Advisers in proportion to the profit and loss of MetLife Advisers attributable to customers of that insurance company. NELHI, the previous owner of 100% of the shares of New England Investment Management, Inc., became an owner of MetLife Advisers upon MetLife Advisers conversion to a Delaware LLC. NELHI has provided capital to MetLife Advisers in return for a fixed return and has the only voting interests in MetLife Advisers. New England Life Insurance Company, a Massachusetts Corporation whose address is the same as MetLife Advisers', owns 100% of the shares of NELHI. MetLife is the indirect owner of 100% of the shares of New England Life Insurance Company.

Loomis Sayles & Company L.P.'s general partner is a wholly-owned subsidiary of CDC IXIS Asset Management Holdings, Inc., a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. CDC IXIS Asset Management North America, L.P.'s general partner, CDC IXIS Asset Management U.S. LLC, is a wholly-owned subsidiary of CDC IXIS Asset Management US Corporation. CDC IXIS Asset Management US Corporation is the
sole limited partner of CDC IXIS Asset Management North America, L.P. CDC IXIS Asset Management US Corporation is a wholly-owned subsidiary of CDC IXIS Asset Management S.A., a French company. CDC IXIS Asset Management S.A. is majority-owned by CDC IXIS Asset Management North America, L.P. and indirectly owned, through CDC Finance-CDC IXIS, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC was created by French Government legislation and currently is supervised by the French Parliament. In addition to the Portfolio, it provides investment management services to numerous mutual funds and institutional clients. As of December 31, 2000, Loomis Sayles had investment arrangements in effect for about $66.9 billion in assets.

Investment Management Agreements and Sub-investment Management Agreements

MetLife Advisers and the Fund have entered into investment management agreements under which MetLife Advisers has overall management responsibility for all Portfolios. In addition, MetLife Advisers has entered into sub- investment management agreements for all other Portfolios. For simplicity, each of MetLife Advisers and the sub-investment managers are referred to as "managers" when discussing issues affecting all of them.

Each agreement continues from year to year with annual approval by (a) the Board of Directors or a majority of that Portfolio's outstanding shares, and (b) a majority of the Board of Directors who are not "interested persons" of any party to the agreement.

Other than permitted by the Order, any new investment management or sub-investment management agreements (and most material changes in any such agreements) require shareholder approval.

Each agreement may be terminated by any party to the agreement, without penalty, with 60 days' written notice. Shareholders of a Portfolio may vote to terminate an agreement as to services provided for that Portfolio.

Managers make investment decisions and effect transactions based on information from a variety of sources including their own securities and economic research facilities. Managers are also obligated to provide office space, facilities, equipment and personnel necessary to perform duties associated with their designated Portfolio(s).

Payment of Fund Expenses

As detailed in the Prospectus, MetLife Advisers also currently pays certain expenses for the Putnam Large Cap Growth, State Street Research Aurora Small Cap Value, Russell 2000 Index, MetLife Mid Cap Stock Index and Morgan Stanley EAFE Index Portfolios to the extent they exceed certain amounts.

As detailed in the Prospectus, MetLife Advisers also currently waives or pays certain expenses over a certain amount for the Janus Growth and the Franklin Templeton Small Cap Growth Portfolios subject to possible repayment by each Portfolio over the next three years.

Apart from any such payments by MetLife Advisers, each Portfolio bears its share of all Fund expenses, including those for: (a) fees of the Fund's directors; (b) custodian and transfer agent fees; (c) audit and legal fees; (d) printing and mailing costs for the Fund's prospectuses, proxy material and periodic reports to shareholders; (e) MetLife Advisers's investment management fee; (f) brokerage commissions on portfolio transactions (including costs for acquisition, disposition, lending or borrowing of investments); (g) Fund taxes; (h) interest and other costs related to any Fund borrowing; (i) extraordinary or one-time expenses (such as litigation related costs); and (j) Rule 12b-1 fees.

All of the Fund's expenses, except extraordinary or one-time expenses, are accrued daily.

Management Fees

The Fund pays MetLife Advisers for its investment management services.

MetLife  Advisers  pays  the   sub-investment   managers  for  their  investment
management services.

The following table shows the fee schedules for the investment management fees and sub-investment management fees as a percentage per annum of the average net assets and the investment management fees paid to MetLife (MetLife was the investment adviser until May 1, 2001) for each Portfolio:


                                                                                Sub-
                                                Investment                   Investment
                                                Management                   Management
                                                   Fee                          Fee          Investment Management Fees
                                  Average       Schedule--      Average      Schedule--    For   the   Year   Ended December 31,
                                 Daily Net%         Per        Daily Net%        Per    -----------------------------------
Portfolio                         Assets          Annum         Assets        Annum/1      1998        1999        2000
State Street Research
Money Market                 All assets          .25%                         .25%         $105,727    $127,180    $152,251

State Street Research
Investment Trust             1st $500 million    .55%      1st $250 million   .40%      $13,095,405 $15,804,021 $17,076,256
                             next $500 million   .50%      next $250 million  .35%
                             over $1 billion     .45%      next $1.5 billion  .30%
                                                           over $2 billion    .25%

State Street Research
Income                       1st $250 million    .35%      1st $150 million   .25%
                             next $250 million   .30%      next $200 million  .20%       $1,514,111  $1,635,946  $1,507,360
                             over $500 million   .25%      over $350 million  .15%
State Street Research
Diversified                  1st $500 million    .50%      1st $250 million   .35%
                             next $500 million   .45%      next $250 million  .30%      $10,067,374 $11,893,804 $12,148,236
                             over $1 billion     .40%      over $500 million  .25%

State Street Research        1st $500 million    .75%      1st $500 million   .45%
Aggressive Growth            next $500 million   .70%      next $500 million  .35%       $9,539,534  $9,495,639 $11,798,675
                             over $1 billion     .65%      next $1.5 billion  .30%
                                                           over $2.5 billion  .25%

Putnam Large Cap Growth      1st $500 million    .80%      1st $150 million   .50%
                             next $500 million   .75%      next $150 million  .45%              --           --    $104,812
                             over $1 billion     .70%      over $300 million  .35%

State Street Research
Aurora                       1st $500 million    .85%      1st $250 million   .55%
Small Cap Value              next $500 million   .80%      next $250 million  .50%
                             over $1 billion     .75%      next $250 million  .45%              --           --    $102,277
                                                           over $750 million  .40%

Putnam International         1st $500 million
Stock /2/                                        .90%      1st $150 million   .65%
                             next $500 million   .85%      next $150 million  .55%       $2,161,315  $2,250,241  $2,861,103
                             over $1 billion     .80%      over $300 million  .45%

Loomis Sayles High Yield
Bond                         All assets          .70%                         .50%         $266,117    $359,652    $476,609

T. Rowe Price Small Cap
Growth                       1st $100 million    .55%                         .35%
                             next $300 million   .50%                         .30%         $764,242  $1,040,413  $1,749,910
                             over $400 million   .45%                         .25%

T. Rowe Price Large Cap
Growth                       1st $50 million     .70%                         .50%
                             over $50 million    .60%                         .40%           $3,585    $181,312    $803,995

Janus Mid Cap                1st $100 million    .75%                         .55%
                             next $400 million   .70%                         .50%       $1,584,660  $5,844,052 $15,330,298
                             over $500 million   .65%                         .45%

Scudder Global Equity        1st $50 million     .90%                         .70%
                             next $50 million    .55%                         .35%         $674,520    $884,558  $1,213,183
                             next $400 million   .50%                         .30%
                             over $500 million   .475%                        .275%

Harris Oakmark Large Cap
Value                        1st $250 million    .75%      1st $100 million   .45%
                             over $250 million   .70%      next $400 million  .40%           $6,470    $192,890    $316,530
                                                           over $500 million  .35%

Neuberger Berman
Partners                     1st $100 million    .70%
Mid Cap Value                next $250 million   .675%     1st $250 million   .45%           $6,314    $169,231    $438,080
                             next $500 million   .65%      next $750 million  .40%
                             next $750 million   .625%     over $1 billion    .35%
                             over $1.6 billion   .60%

Janus Growth                 1st $500 million    .80%      1st $100 million   .55%
                             next $500 million   .75%      next $400 million  .50%
                             over $1 billion     .70%      over $500 million  .45%              --           --          --

Franklin Templeton Small
Cap                          1st $500 million    .90%      1st $200 million   .60%              --           --          --
Growth                       over $500 million   .85%      next $300 million  .52%
                                                           over $500 million  .50%
                                                       B-10


                                                                   Sub-
                                        Investment              Investment
                                        Management              Management
                                            Fee                    Fee         Investment Management Fees
                             Average    Schedule--    Average   Schedule--   For the Year Ended December 31,
                            Daily Net%       Per     Daily Net%     Per       ---------------------------------
Portfolio                     Assets       Annum      Assets     Annum/1/      1998        1999        2000
MetLife Stock Index         All Assets     .25%                   *           $6,387,967 $9,091,545 $10,575,467

Lehman Brothers             All Assets     .25%                   *            $18,962    $239,612     $340,601
Aggregate Bond Index

Russell 2000 Index          All Assets     .25%                   *            $11.355    $172,630     $317,375

Morgan Stanley EAFE         All Assets     .30%                   *             $9,366    $148,862     $274,174
Index

MetLife Mid Cap Stock       All Assets     .25%                   *                 --          --      $41,219
Index


/1/  MetLife paid these fees through April 30, 2001.

/2/ For the years ended December 31, 1998 and 1999, a lower investment management fee schedule was in effect for the Putnam International Stock Portfolio. Thus, the investment management fees set forth herein were based on the lower schedule. Such fees would have been higher if the revised fee schedule had been in effect.

* MetLife Advisers pays MetLife a sub-investment management fee for each Index Portfolio equal to the costs incurred by MetLife in providing sub-investment management services to the Portfolio.

                                                       B-11

                                        DIRECTORS AND OFFICERS OF THE FUND

The Fund's Directors review actions of the Fund's investment manager and sub-investment managers, and decide upon matters of general policy. The Fund's officers supervise the daily business operations of the Fund. The Board of Directors and the Fund's officers are listed below. Unless otherwise noted, the address of each executive officer and director listed below is One Madison Avenue, New York, New York 10010.


                                                                           Principal Occupation(s)
Name, (Age) and Address             Position(s) with Fund                    During Past 5 Years
Steve A. Garban (63)+               Director                   Retired, formerly Senior Vice-President
The Pennsylvania State Uni-                                    Finance and Operations and Treasurer, The
versity                                                        Pennsylvania State University
208 Old Main
University Park, PA 16802

David A. Levene (61)*               Chairman of the Board,     Executive Vice-President, MetLife since
                                    Chief Executive Officer    1996; prior thereto, Senior Vice-President
                                    and Director

Linda B. Strumpf (53)               Director                   Vice-President and Chief Investment Officer,
Ford Foundation                                                Ford Foundation
320 E. 43rd St.
New York, NY 10017

Dean O. Morton (69)+                Director                   Retired, formerly Executive Vice-President,
3200 Hillview Avenue                                           Chief Operating Officer and Director,
Palo Alto, CA 94304                                            Hewlett-Packard Company

Michael S. Scott Morton(63)+        Director                   Jay W. Forrester Professor of Management at
Massachusetts Institute of                                     Sloan School of Management, MIT
Technology ("MIT")
50 Memorial Drive
Cambridge, MA 02139-4307

Arthur G. Typermass (62)*           Director                   Retired, formerly Senior Vice-President and
43 Chestnut Street                                             Treasurer, MetLife
Garden City, NY 11530

Toby Rosenblatt (62)                Director                   President, Founders Investment, Ltd. since
3409 Pacific Avenue                                            1999; prior thereto, Vice-President
San Francisco, CA 94118

H. Jesse Arnelle (67)               Director                   Counsel, Womble Carlyle Sandrige & Rice
400 Urbano Drive                                               since 1997; prior thereto, Senior Partner,
San Francisco, CA 94127                                        Arnelle, Hastie, McGee, Willis and Greene.

Peter H. Duffy (45)*                Controller                 Senior Vice President, New England
501 Boylston Street                                            Investment Management and Treasurer, New
Boston, MA 02116                                               England Zenith Fund since 1998; prior
                                                               thereto, Senior Vice-President, Fund
                                                               Administration Department for Nvest Services
                                                               Company

Christopher P. Nicholas             President and Chief        Associate General Counsel, MetLife
(51)+*                              Operating Officer

Janet Morgan (38)*                  Treasurer                  Assistant Vice-President, MetLife since
                                                               1997; prior thereto, Director

Barbara Hume (47)*                  Vice-President             Vice-President, MetLife since 1997; prior
                                                               thereto, Vice-President, Prudential
                                                               Investments

Lawrence A. Vranka (60)*            Vice-President             Vice-President, MetLife

Daphne Thomas-Jones (45)*           Vice-President             Assistant Vice President, MetLife since
                                                               1998; prior thereto, Director

Hugh McHaffie (42)*                 Vice-President             Senior Vice-President, MetLife since 1999;
501 Boylston Street                                            prior thereto Vice-President, Manufacturers
Boston, MA 02116                                               Life North America

Danne L. Johnson (32)*              Secretary                  Associate Counsel, MetLife since February
                                                               2000; prior thereto, Branch Chief, U.S.
                                                               Securities & Exchange Commission

Patricia S. Worthing-               Assistant Secretary        Assistant Vice-President and Associate
ton (43)*                                                      Compliance Director, MetLife since 1997;
                                                               prior thereto Associate Compliance Director

Pattie Robinson (45)*               Assistant Secretary        Legal Assistant, MetLife since 2000; prior
                                                               thereto, Legal Assistant, Sedgwick, Inc.

Terence T. Santry (33)*             Assistant Controller       Vice-President, New England Investment
501 Boylston Street                                            Management; Assistant Treasurer of the
Boston, MA 02116                                               Zenith Fund; prior thereto, Account manager
                                                               for State Street Bank and Trust Company

Allison M. Troiani (32)*            Assistant Controller       Assistant Vice-President, New England
501 Boylston Street                                            Investment Management; prior thereto, Fund
Boston, MA 02116                                               Administration Manager for Nvest Services
                                                               Company


                                                       B-12

(*) Interested Person, as defined in the Investment Company Act of 1940 ("1940 Act"), of the Fund.

(+) Serves as a trustee, director and/or officer of one or more of the following investment companies, each of which has a direct or indirect advisory relationship with the Investment Manager or its affiliates: State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Master Investment Trust, State Street Research Equity Trust, State Street Research Securities Trust, State Street Research Growth Trust and State Street Research Exchange Trust.

The Directors have been compensated as follows:


                                                    (3)
                                                 Pension or                       (5)
                                                 Retirement      (4)              Total
                                     (2)          Benefits     Estimated     Compensation
                                   Aggregate      Accrued        Annual      from the Fund
              (1)                Compensation as part of        Benefits        and Fund
             Name of                  from           Fund         Upon       Complex Paid
          Director(b)              Fund(a)(c)     Expenses     Retirement to Directors(b)

Linda B. Strumpf(d)                 $24,000           0             0            $24,000

Steve A. Garban                     $41,500           0             0           $118,300

H. Jesse Arnelle(e)                    0              0             0               0

Dean O. Morton                      $37,000           0             0           $118,800

Michael S. Scott Morton             $37,000           0             0           $118,800

David A. Levene(f)                     0              0             0               0

Arthur G. Typermass                 $29,000           0             0            $29,000

Toby Rosenblatt(e)                     0              0             0            $72,000

(a)  For the fiscal year ended December 31, 2000.

(b) Complex is comprised of 10 trusts and two corporations with a total of 31 funds and/or series. "Total Compensation from the Fund and Fund Complex Paid to Directors" is for the 12 months ended December 31, 2000.

(c) Directors and officers who are currently active employees of MetLife receive no compensation for services rendered to the Fund other than their regular compensation from MetLife or its affiliate of which they are employees. Other directors who are not currently active employees of MetLife receive a fee of $15,000 per year, plus $3,500 for each directors' meeting they attend, $500 for each audit or nominating committee or sub-committee meeting they attend, and reimbursement for out-of-pocket expenses related to such attendance. The chairman of the audit committee also receives a fee of $1,500 for each full calendar year during which he/she serves as chairman.

(d)  Linda B. Strumpf was appointed to the Board effective May 1, 2000.

(e) Toby Rosenblatt and H. Jesse Arnelle did not serve as directors during 2000.


(f) David A. Levene resigned as a director effective October 30, 2000. None of the above officers and directors of the Fund owns any stock of the Fund.

                                                       B-13

PLACING PORTFOLIO TRANSACTIONS

Each Portfolio's manager has day-to-day responsibility for selecting broker-dealers who will process investment transactions for the Portfolio. The managers follow similar policies and procedures for each Portfolio. When a manager's policy or practice is significantly different, it is specifically identified below. In the discussion that follows, the term broker-dealer includes both brokers (brokerage firms who act as agents in purchases or sales of portfolio investments by the Fund) and dealers (investment firms who act for their own account in selling or purchasing securities to or from the Fund).

Codes of Personal Conduct

The Fund has adopted a code of conduct for its officers, directors and other personnel. Among other things this code regulates (although it does not absolutely prohibit) transactions by such persons in securities of a type in which the Portfolios of the Fund may and do invest. The investment managers and the sub-investment managers have adopted codes of conduct that are similar to the Fund's.

Primary Policy

Each manager's primary policy is to get prompt and reliable execution of orders with the most favorable overall net prices to the Fund. To this end, when selecting the best broker-dealer for a given transaction, each manager will consider one or more of the following: . the price of the security or instrument .. the nature of the market for the security or instrument . the size and difficulty of the order . the execution experience of the broker-dealer with respect to specific markets or securities (see, for example, "Fixed Income Securities" and "Over- the-Counter Securities Market" below) . confidentiality

..    the broker-dealer's  financial  responsibility . the competitiveness of the commission or spread (see "Competitiveness of Commission Rates and Net Prices" below) . proven integrity and reliability

..    the quality of execution

..    the broker-dealer's research and statistical services and capabilities (see
     "Research and Statistical Services" below) . the broker-dealer's capital clearance and settlement capabilities . desired timing of the trade

..    any  broker  rebate of  commissions  to pay  Portfolio  expenses  under any
     "directed brokerage" arrangements (see "Directed Brokerage" below)

Research and Statistical Services

When more than one firm satisfies the Portfolio's other standards, managers may consider the range of services and capabilities that those broker-dealers provide, including:

..    recommendations  and advice about  market  projections  and data,  security values, asset allocation and portfolio evaluation, purchasing or selling specific securities, and portfolio strategy . seminars, information, analyses, and reports concerning companies, industries, securities, trading markets and methods, legislative and political developments, changes in accounting practices and tax law, economic and business trends, proxy voting, issuer credit-worthiness, technical charts and portfolio strategy

..    access to  research  analysts,  corporate  management  personnel,  industry
     experts,   economists,   government   representatives,   technical   market
     measurement services and quotation services, and comparative performance evaluation . products and other services including financial publications, reports and analysis, electronic access to data bases and trading systems, computer equipment, software, information and accessories . statistical and
     analytical  data  relating  to  various  investment  companies,   including
     historical performance, expenses and fees, and risk measurements

In most cases, these services supplement a manager's own research and statistical efforts. Research and statistical information and materials are generally subject to internal analysis before being incorporated into a manager's investment process.

Generally, services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings. Often managers use internal surveys and other methods to evaluate the quality of research and other services provided by various broker-dealer firms. Results of these studies are available to the managers' trading departments for use when selecting broker-dealers to execute portfolio transactions.

                                                       B-14

Multiple Uses for Services The same research and statistical products and services may be useful for multiple accounts. Managers may use such products and services when managing any of their investment accounts. Therefore, managers may use research and statistical information received from broker- dealers who have handled transactions for any such account (which may or may not include any Portfolio) in the management of the same or any such other account (which, again, may or may not include that Portfolio). If any research or statistical product or service has a mixed use, so that it also serves functions other than assisting in a manager's investment decision process, then the manager may allocate the costs and value accordingly. Only the portion of the cost or value attributable to a product or service that assists the manager with the investment decision process may be considered by the manager in allocating transactions to broker-dealers.

Competitiveness of Commission Rates and Net Prices Brokerage and other services furnished by broker-dealers are routinely reviewed and evaluated. Managers try to keep abreast of commission structures and the prevalent bid/ask spread of the market and/or security in which transactions for the Portfolios occur. Commissions on foreign transactions are often higher and fixed, unlike in the United States where commission rates are negotiable. Against this backdrop, managers evaluate the reasonableness of a commission or net price for each transaction.

Other  considerations  which  determine   reasonableness  of  a  broker-dealer's
commission rates or net prices include:

..    the  difficulty of execution and  settlement . the size of the  transaction
     (number of shares, dollar amount, and number of clients involved)

..    historical  commission  rates or spreads . rates and prices quoted by other brokers and dealers . familiarity with commissions or net prices paid by other institutional investors

..    the level and type of business done with the broker-dealer  over time . the extent to which broker or dealer has capital at risk in the transaction

After considering a combination of all the factors, managers may not necessarily select the broker with the lowest commission rate or the dealer with the lowest net price. Managers may or may not ask for competitive bids based on their judgment as to whether such bids would have a negative effect on the execution process.

Compensating Broker-Dealers for Non-Execution Services

Managers do not intentionally pay a broker-dealer brokerage commission or net price that is higher than another firm would charge for handling the same transaction in a recognition of services (other than execution services) provided.

This is an area where differences of opinion as to fact and circumstances may exist, however. Therefore, to the extent necessary, managers rely on Section 28(e) of the Securities Exchange Act of 1934, which permits managers to pay higher commission rates if the manager determines in good faith that the rate is reasonable in relation to the value of the brokerage, research and statistical services provided.

Accordingly, while it is difficult to determine any extent to which commission rates or net prices charged by broker-dealers reflect the value of their services, managers expect commissions to be reasonable in light of total brokerage and research services provided by each particular broker. Although it is also difficult to place an exact dollar value on research and statistical services received from broker-dealers, the managers believe that these services tend to reduce the Portfolio's expenses in the long-run.

When purchasing securities for a Portfolio in fixed price underwriting transactions, managers follow instructions received from the Fund as to the allocation of new issue discounts, selling concessions and designations to any brokers or dealers which provide the Fund with research, performance evaluation, master trustee and other services. Absent instructions from the Fund, the manager may make such allocations to broker-dealers which provide it with research, statistical, and brokerage services.

Brokerage Allocation Agreements and Understandings Managers may pay cash for certain services provided by external sources or choose to allocate brokerage business as compensation for the services. Managers do not

                                                       B-15

have fixed agreements with any broker-dealer as to the amount of brokerage business which that firm may expect to receive because of the services they supply. However, managers may have understandings with certain firms which acknowledge that in order for such firms to be able to continuously supply certain services, they need to receive allocation of a specified amount of brokerage business. These understandings are honored to the extent possible in accordance with the policies set forth above.

Managers have internal brokerage allocation procedures for that portion of their discretionary client brokerage business where more than one broker-dealer can provide best price and execution. In such cases, managers make judgments as to the level of business which would recognize any research and statistical services provided. In addition, broker-dealers sometimes suggest a level of business they would like to receive in return for the various brokerage, research and statistical services they provide. The actual brokerage received by any firm may be less than the suggested allocations but can, and often do, exceed the suggestions, because the total business is allocated on the basis of all the considerations described above. Broker-dealers are never excluded from receiving business because they do not provide research or statistical services.

Directed Brokerage

On behalf of the Portfolios, the Fund may request that managers also consider directed brokerage arrangements, which involve rebates of commissions by a broker-dealer to pay Portfolio expenses. The Fund may condition its requests by requiring that managers effect transactions with specified broker-dealers only if the broker-dealers are competitive as to price and execution. While the Fund believes that overall this practice can benefit the Fund, in some cases managers may be unable to negotiate commissions or obtain volume discounts or best execution and commissions charged under directed brokerage arrangements may be higher than those not using such arrangements. Directed brokerage arrangements may also result in a loss of the possible advantage from aggregation of orders for several clients as a single transaction for the purchase or sale of a particular security. Among other reasons why best execution may not be achieved using directed brokerage arrangements is that in, an effort to achieve orderly execution of transactions, execution of orders using directed brokerage arrangements may, at the discretion of the trading desk, be delayed until execution of other orders have been completed. The Board of Directors will monitor directed brokerage transactions to help ensure that they are in the best interest of the Fund and its shareholders.

Fixed Income Securities

Fixed income securities are generally purchased from the issuer or a primary market-maker acting as principal for the securities on a net basis, with no brokerage commission paid, although the price usually includes undisclosed compensation. Transactions placed through dealers serving as primary market-makers reflect the spread between the bid and asked prices known as a dealer's mark-up. Securities may also be purchased from underwriters at prices which include underwriting fees paid by the issuer.

Over-the-Counter Securities Market

Orders through the over-the-counter securities market are placed with the principal market-makers for the security, unless a more favorable result is available elsewhere. A principal market-maker is one who actively and effectively trades in the relevant security.

Bunching of Orders

When securities are purchased or sold for a Portfolio, managers may also be purchasing or selling the same securities for other accounts. Managers may group orders of various accounts for execution to get lower prices and commission rates. To be fair to all accounts over time, managers allocate aggregate orders executed in a series of transactions or orders in which the amount of securities available does not fill the order or price requirements at the average price and, as nearly as practicable, on a pro-rata basis in proportion to the amounts intended to be purchased or sold by each account. Managers also consider the investment objectives, amount of money available to invest, order size, amount an account already has committed to the investment, and relative investment risks. While the Fund believes this practice contributes to better overall execution of portfolio transactions, occasionally this policy may adversely affect the price or number of shares in a particular Portfolio's transaction caused by either increased demand or supply of the security involved in the transaction.

                                                       B-16

The Board of Directors has adopted procedures governing bunching to ensure that bunching remains in the best interest of the Fund and its shareholders. Because the procedures do not always adequately accommodate all facts and circumstances, exceptions are made to the policy of allocating trades on an adjusted, pro-rata basis. Exceptions to the policy may include not aggregating orders and/or reallocating to:

.. recognize a manager's negotiation efforts . eliminate de minimus positions

.. give priority to accounts with specialized  investment policies and objectives
..  give  special   consideration  of  an  account's   characteristics  (such  as
concentrations, duration, or credit risk) . avoid a large number of small transactions which may increase custodial and other transaction costs (which effect smaller accounts disproportionately)

Depending on the circumstances, such exceptions may or may not cause an account to receive a more or less favorable execution relative to other accounts.

Harris Associates L.P. may use its affiliate, Harris Associates Securities L.P., and Neuberger Berman Management Inc. may use its affiliate, Neuberger Berman, LLC (the "affiliated brokers") as brokers for effecting securities transactions for the respective portfolios for which they are the managers. The Board of Directors, including a majority of the directors who are not "interested"
directors, has determined that securities transactions for a Portfolio may be executed through these affiliated brokers, if, in the judgment of the manager, the use of the affiliated broker is likely to result in prices and execution at least as favorable to the Portfolio as those available from other qualified brokers and, if, in such transactions, the affiliated broker charges the Portfolio commission rates at least as favorable as those charged by the affiliated broker to comparable unaffiliated customers in similar transactions. The Board of Directors has adopted procedures designed to provide that commissions, fees or other remuneration paid to affiliated brokers are consistent with this standard. The Portfolios will not effect principal transactions with affiliated brokers.

Brokerage commissions paid to Harris Associates Securities, L.P. during 2000 totaled $85,125. This represented 43.39% of the total commissions paid by the Harris Oakmark Large Cap Value Portfolio during 2000 and 0.11% of the aggregate dollar amount of transactions involving payment of commissions for that Portfolio during 2000.

Brokerage commission paid to Neuberger Berman, LLC during 2000 totaled $41,691. This represented 9.62% of the total commissions paid by the Neuberger Berman Partners Mid Cap Value Portfolio during 2000 and 0.01% of the aggregate dollar amount of transactions involving payment of commissions for that Portfolio during 2000.

The following table shows the brokerage commissions paid by the Fund for each of the Portfolios for the years ended December 31, 1998, 1999 and 2000:

Portfolio                               1998          1999         2000
State Street Research                    N/A          N/A           N/A
Money Market
State Street Research                    N/A          N/A           N/A
Income
State Street Research                      $2,204,538 $2,669,281 $2,339,779
Diversified
State Street Research                      $4,486,471 $5,614,065 $5,047,718
Investment Trust
State Street Research                      $3,260,411 $2,687,582 $2,437,664
Aggressive Growth
Putnam                                     $2,313,364 $1,584,912 $1,185,663
International Stock
Loomis Sayles High                        $6,463       $1,966       $14,142
Yield Bond
T. Rowe Price Small                     $174,688     $180,042      $309,732
Cap Growth
T. Rowe Price Large                       $5,222      $55,158      $238,407
Cap Growth
Janus Mid Cap                                $482,758 $1,007,044 $1,566,966
Scudder Global Equity                   $165,847     $183,800      $258,622
Harris Oakmark Large                     $12,228      $71,883      $172,358
Cap Value
Neuberger Berman                         $11,875     $126,856      $433,219
Partners Mid Cap Value
MetLife Stock Index                     $469,162     $369,088      $163,903
Lehman Brothers                          N/A          N/A           N/A
Aggregate Bond Index
Russell 2000 Index                       $41,989     $150,280       $89,034
Morgan Stanley EAFE                      $79,325     $198,582      $116,051
Putnam Large Cap Growth                       N/A          N/A      $22,070
State Street Research Aurora                  N/A          N/A      $61,630
Small Cap Value
MetLife MidCap Stock Index                    N/A          N/A     $163,903
                                                       B-17

SHAREHOLDER MEETINGS

Regular annual shareholder meetings are not required and the Fund does not expect to have regular meetings. For certain purposes, the Fund is required to have a shareholder meeting. Examples of the reasons a meeting might be held are to: (a) approve certain agreements required by securities laws; (b) change fundamental investment objectives and restrictions of the Portfolios; and (c) fill vacancies on the Board of Directors when less than a majority have been elected by shareholders. Also, if 10% or more of the outstanding shares request a shareholders' meeting, then by a vote of two-thirds of the Fund's outstanding shares (as of a designated record date) a director may be removed from office. The Fund assists with all shareholder communications. Except as mentioned above, directors will continue in office and may appoint directors for vacancies.

VOTING

Each share has one vote and fractional shares have fractional votes. Votes for all Portfolios are generally aggregated. When there is a difference of interests between the Portfolios, votes are counted on a per Portfolio basis and not totaled. Shares in a Portfolio not affected by a matter are not entitled to vote on that matter. A Portfolio-by-Portfolio vote may occur, for example, when there are proposed changes to a particular Portfolio's fundamental investment policies or investment management agreement.

Owners of Contracts supported by separate accounts registered as unit investment trusts under the Investment Company Act of 1940 have certain voting interests in Fund shares. The Contract prospectus attached to the Fund Prospectus describes how Contract owners can give voting instructions for Fund shares. Shares held by MetLife's general account or in a separate account not registered as a unit investment trust vote in the same proportion as shares held by the Insurance Companies in their separate accounts registered as unit investment trusts.

SALE AND REDEMPTION OF SHARES

Portfolio shares, when issued, are fully paid and non-assessable. In addition, there are no preference, preemptive, conversion, exchange or similar rights, and shares are freely transferable. Shares do not have cumulative voting rights.

The Fund has a distribution agreement with MetLife. MetLife serves as distributor (the "Distributor") of the Fund's Class A, Class B, and Class E shares. Pursuant to the Class B and Class E Distribution Plan (the "Plan"), the Fund compensates the distributor from assets attributable to each of the Class B and Class E shares for services rendered and expenses borne in connection with activities primarily intended to result in the sales of that class. The Fund anticipates that the amounts it pays to the Distributor will be used to compensate the Distributor, the Insurance Companies and their other affiliates, other financial intermediaries and third-party broker-dealers for services such as those listed in (a) to (g) below.

The Plan provides that the Fund, on behalf of each Portfolio which issues Class B and/or Class E shares, may pay up to 0.50% of the average daily net assets of a Portfolio attributable to its Class B and Class E shares for activities in connection with the distribution of those classes of shares. Under the distribution agreement, however, such payments are currently limited to 0.25% for the Class B Shares and .15% for the Class E Shares.

The Plan is what is known as a "compensation plan" because the Fund makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. The Board of Directors of the Fund will take into account the level of expenditures in connection with their annual consideration of whether to renew the Plan. The Distributor has indicated that it expects to use the revenues from the fees charged to each class of shares under the Plan primarily to pay for the following types of distribution services in connection with that class:

(a) the printing and mailing of Fund prospectuses, statements of additional information and reports for prospective purchasers of Contracts investing in Class B or Class E shares;

(b) the development, preparation, printing and mailing of Fund advertisements, sales literature and other promotional materials describing and/or relating to the Fund;

(c) holding seminars and sales meetings designed to promote the distribution of the Class B or Class E shares;

                                                       B-18

(d) obtaining information and providing explanations to Contract owners regarding Fund investment objectives and policies and other information about the Fund and its Portfolios, including the performance of the Portfolios;

(e)  training sales personnel regarding the Fund;

(f) compensating sales personnel in connection with the allocation of cash values and premiums of the Contracts to the Fund; and

(g) personal services and/or maintenance of Contract owner accounts with respect to Class B or Class E shares attributable to such accounts.

The Board of Directors, including the independent directors, has determined, in the exercise of its business judgment, that the Plan is reasonably likely to benefit the Fund and Contract owners and has approved the Plan's adoption. Certain of the Insurance Companies have products that are priced on the assumption that the Insurance Company will receive Rule 12b-1 payments. Without these payments the Insurance Company may not find it economically worthwhile to offer the Fund's Portfolios as an option under those products. Therefore, the Fund may offer Class B and/or Class E shares for any of its Portfolios. This should enable those Portfolios to enhance the distribution of their shares through such products. Over time, Contract owners should benefit from efficiencies and economies of scale that any such enhanced distribution may promote. Also, a larger Portfolio is able to invest in a broader array of investments, and invest more efficiently.

The Plan and any Rule 12b-1 related agreement that is entered into by the Fund or Distributor in connection with the Class B or Class E shares will continue in effect for a period of more than one year only so long as the continuance is specifically approved at least annually by a vote of the majority of the Fund's Board of Directors, including a majority of the independent directors, cast in person at a meeting called for the purpose of voting on the Plan or any Rule 12b-1 related agreement. Also, the Plan and any such agreement may be terminated as to the Class B or Class E shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class B or Class E shares of the Portfolio invested in by Contract owners or by vote a majority of the independent directors. The Plan also provides that it may not be amended to increase the amount (to .50% of average daily net assets annually) that may be spent for distribution of Class B or Class E shares of any Portfolio to more than .50% of the average daily net assets attributable to that class without the approval of Contract owners investing in the affected class.

MetLife need not sell any specific number of Fund shares. MetLife will pay the Fund's distribution expenses and costs (which are those arising from activities primarily intended to sell Fund shares).

The Fund may suspend sales and redemptions of a Portfolio's shares during any period when (a) trading on the New York Stock Exchange is restricted or the Exchange is closed (other than customary weekend and holiday closings); (b) an emergency exists which makes disposing of portfolio securities or establishing a Portfolio's net asset value impractical; or (c) the Securities and Exchange Commission orders suspension to protect Portfolio shareholders.

If the Board of Directors decides that continuing to offer shares of one or more Portfolios will not serve the Fund's best interest (e.g. changing market conditions, regulatory problems or low Portfolio participation), the Fund may stop offering such shares and, by a vote of the Board of Directors, may require redemption (at net asset value) of outstanding shares in such Portfolio(s) upon 30 day's prior written notice to affected shareholders.

In the future, the Fund may offer shares to be purchased by separate accounts of life insurance companies not affiliated with MetLife to support insurance contracts they issue.

PRICING OF PORTFOLIO SECURITIES

Portfolio securities are priced as described in the table that follows. If the data necessary to employ the indicated pricing methods are not available, the investment will be assigned a fair value in good faith pursuant to procedures approved by the Board of Directors. Such "fair value" pricing may also be used if the customary pricing procedures are judged for any reason to result in an unreliable valuation.

                                                       B-19

                                            PRICING OF SECURITIES CHART


                                                                                                                Value
                                                                                Average
                                                                              Established by
                                                                   Last         Between
                                                                Recognized
                                  Last                             Spot         Last                              Bid
                                Exchange or
                                  Sale                             Price        and                              Asked
                                Other
                                (primary    Last Bid (primary    (primary       (primary       Amortized
                                Recognized
                                 market)         market)          market)       market)          Cost*
                                Sources
Portfolio Securities                                                         All
Traded on Domestic Stock      All                                            Portfolios/2/
Exchanges                     Portfolios/1/ L/2/                             except L

Portfolio Securities
Traded Primarily on
Non-Domestic                  All
Securities Exchanges          Portfolios/1/

Securities Listed or                        All                              All
Traded on More than           All           Portfolios/3/                    Portfolios/2/
One Exchange                  Portfolios/1/ S/2/                             except S

Domestic Securities                                                          All
Traded in the Over                                                           Portfolios/1/
the Counter Market                                                           except S, L,
                              S/1/, NB/1/   L/1/ S/2/                        NB and MM       MM

Non-U.S. Securities           All           All
Traded in the Over            Portfolios/1  Portfolios/2/
the Counter Market            except L      except NB, L/1/                NB/2/, L

Short-term
Instruments with
Remaining Maturity
of Sixty Days or                                                                             All
Less                                                                                         Portfolios/1/

Options on Securities,
Indices, or Futures           All                                            All
Contracts                     Portfolios/1/                                  Portfolios/2/

                                                               All
Currencies                                                     Portfolios/1/

                                                                                                           All
                                                                                                        Futures Contracts
                                                                                                        Portfolios/1/

1. primary method used 2. if primary method is unavailable 3. if both primary and secondary methods are unavailable L. Loomis Sayles High Yield Bond Portfolio Only NB. Neuberger Berman Partners Mid Cap Value Portfolio Only S. Scudder Global Equity Portfolio Only MM. State Street Research Money Market Portfolio Only * Amortized Cost Method: Securities are valued at the cost on the date of purchase and thereafter, a constant proportionate amortization value is assumed until maturity of any discount or premium (regardless of fluctuating interest rates on the market value of the security). Maturity is deemed to be the next date on which the interest rate is to be adjusted. Note, using this method may result in different yield and net asset values than market valuation methods.

                                                       B-20

TAXES

The following summarizes some of the relevant tax considerations associated with the Fund. It is not a complete explanation and should not substitute for careful tax planning and consulting with individual tax advisers.

The Fund's tax attributes are allocated among the Portfolios as if they were separate corporations. For example, if a Portfolio has a net capital loss for a taxable year, including any allocated net capital loss carryforwards, such loss(es) will only offset net capital gains of that Portfolio. Also, each Portfolio stands alone to determine that Portfolio's net ordinary income or loss.

The Fund currently qualifies (and intends to continue to qualify) as a "regulated investment company" under the Code. To qualify, among other things, each Portfolio must derive at least 90% of its gross income from dividends, interest, payments for security loans, and gains or other income derived from each Portfolio's business of investing in stocks, securities or foreign currencies. As a regulated investment company, the Fund does not pay federal income tax on net ordinary income and net realized capital gains distributed to shareholders. A nondeductible 4% excise tax applies to any regulated investment company on any excess of required distributions for the calendar year over the amount actually distributed. The Fund must distribute 98% of its ordinary income and capital gain net income. The Fund does not expect to incur excise taxes.

Dividends paid by a Portfolio from its ordinary income, and distributions of its net realized short-term capital gains, are taxable to the shareholder as ordinary income. Generally, any of a Portfolio's income which represents dividends on common or preferred stock of a domestic corporation (rather than interest income), distributed to the Insurance Companies may be deducted as dividends received, to the extent the deduction is available to a life insurance company.

Distributions from the Fund's net realized long-term gains are taxable to the Insurance Companies as long-term capital gains regardless of the holding period of the Portfolio shares. Long-term capital gain distributions are not eligible for the dividends received deduction.

Dividends and capital gains distributions may also be subject to state and local taxes.

The Fund complies with section 817(h) of the Code and its related regulations. This means that the Fund generally may issue shares only to life insurance company segregated asset accounts (also referred to as separate accounts) that fund variable life insurance or annuity contracts ("variable insurance contracts") and the general account of MetLife which provided the initial capital for the Portfolios. The prospectus for the Contracts discusses in more depth the taxation of segregated asset accounts and of the Contract owner.

Section 817(h) of the Code and related regulations require segregated asset accounts investing in the Portfolios to diversify. These diversification requirements, which are in addition to those imposed on the Fund under the 1940 Act and under Subchapter M of the Code, may affect selection of securities for the Portfolios. Failing to meet Section 817(h) requirements may have adverse tax consequences for the insurance company offering the variable insurance contract and result in immediate taxation of the contract owner if the investment in the contract has appreciated in value.

The Treasury Department may possibly adopt regulations or the IRS may issue a revenue ruling which may deem a Contract owner, rather than the insurance company, to be treated as owner of the assets of a segregated asset account based on the extent of investment control by the contract owner. As a result, the Fund may take action to assure that a Contract continues to qualify as a variable insurance contract under federal tax laws. For example, the Fund may alter the investment objectives of a Portfolio or substitute shares of one Portfolio for those of another. To the extent legally necessary, a change of investment objectives or share substitution will only occur with prior notice to affected shareholders, approval by a majority of shareholders and approval by the Securities and Exchange Commission.

Several unique tax considerations arise in connection with a Portfolio which may invest in foreign securities. The Portfolio may have to pay foreign taxes, which could reduce its investment performance. Dividends paid by a Portfolio corresponding to dividends paid by

                                                       B-21

non-United States companies do not qualify for the dividends received deduction.

Those Portfolios that invest substantial amounts of their assets in foreign securities may make an election to pass through to the Insurance Companies any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to the Insurance Companies. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld, which are also passed through. These credits may provide a benefit to the Insurance Companies.

GENERAL INFORMATION

Experts

The Board of Directors annually approves an independent auditor which is expert in accounting and auditing. Deloitte & Touche LLP, is the Fund's independent auditor. The Fund's financial statements for the 12 months ended December 31, 2000 incorporated by reference into this SAI have been audited by Deloitte & Touche LLP. The Fund relies on this firm's report which appears with the financial statements.

Custodian Arrangement

State Street Bank and Trust Company of Boston, Massachusetts, is the custodian of the assets of all Portfolios. The custodian's duties include safeguarding and controlling the Fund's cash and investments, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. Portfolio securities purchased in the United States are maintained in the custody of State Street Bank, although such securities may be deposited in the Book-entry system of the Federal Reserve System or with Depository Trust Company. Except as otherwise permitted under applicable Securities and Exchange Commission "no-action" letters or exemptive orders, the Fund holds foreign assets in qualified foreign banks and depositories meeting the requirements of Rule 17f-5 under the Investment Company Act of 1940.

Index Sponsors

The Prospectus describes certain aspects of the limited relationship the index sponsors have with the Fund.

With respect to Standard & Poor's, neither the MetLife Stock Index Portfolio or the MetLife Mid Cap Stock Index Portfolio is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of either Portfolio or any member of the public regarding the advisability of investing in securities generally or in either Portfolio particularly or the ability of the S&P 500 Index or the S&P 400 MidCap Index to track general stock market performance. S&P's only relationship to the Licensee is S&P's grant of permission to the Licensee to use the S&P 500 Index or the S&P 400 MidCap Index which are determined, composed and calculated by S&P without regard to the Licensee or either Portfolio. S&P has no obligation to take the needs of the Licensee or the owners of this Portfolio into consideration in determining, composing or calculating the S&P 500 Index or the S&P 400 MidCap Index.

S&P is not responsible for and has not participated in the determination of the prices and amount of this Portfolio or the timing of the issuance or sale of this Portfolio or in the determination or calculation of the equation by which this Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of this Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR THE S&P 400 MIDCAP INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THIS PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR THE S&P 400 MIDCAP INDEX OR ANY DATA INCLUDED THERE. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR THE S&P 400 MIDCAP INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT

                                                       B-22

LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

In addition, with respect to Morgan Stanley, the Morgan Stanley EAFE (R) Index Portfolio is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of this Portfolio or any member of the public regarding the advisability of investing in funds generally or in this Portfolio particularly or the ability of the MSCI EAFE (R) index to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the MSCI EAFE (R) index which is determined, composed and calculated by Morgan Stanley without regard to the issuer of this Portfolio or this Portfolio. Morgan Stanley has no obligation to take the needs of the issuer of this Portfolio or the owners of this Portfolio into consideration in determining, composing or calculating the MSCI EAFE (R) index. Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of this Portfolio to be issued or in the determination or calculation of the equation by which this Portfolio is redeemable for cash. Morgan Stanley has no obligation or liability to owners of this Portfolio in connection with the administration, marketing or trading of this Portfolio.

ALTHOUGH MORGAN STANLEY SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MORGAN STANLEY CONSIDERS RELIABLE, NEITHER MORGAN STANLEY NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MORGAN STANLEY NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MORGAN STANLEY NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MORGAN STANLEY HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORGAN STANLEY OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. The MSCI EAFE (R) Index is the exclusive property of Morgan Stanley. Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by MetLife.

With respect to Frank Russell Company, the Russell 2000 Index Portfolio is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Portfolio nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. Frank Russell Company reserves the right at any time and without notice, to alter, amend, terminate or in any way change its index. The Russell 2000(R) Index is a service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the index. Frank Russell Company's publication of the index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the index is based. FRANK RUSSELL COMPANY

                                      B-23

MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX OR ANY DATA INCLUDED IN THE INDEX. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

FINANCIAL STATEMENTS

The Fund's financial statements for periods ending December 31, 2000, and the related schedules of investments for each Portfolio and report of independent auditors thereon, are included in the Fund's annual report to shareholders for 2000 that accompanies this Statement of Additional Information and are incorporated by reference into this SAI.

                                                       B-24

                                    APPENDIX

          DESCRIPTION OF CERTAIN CORPORATE BOND AND DEBENTURE RATINGS

                                                                              Standard & Poor's Rating Group (S&P)
Rating Moody's Investor Service, Inc. (Moody's) Description           Rating Description
Aaa       Bonds with this rating are judged                           AAA     An obligation with this rating
          to be of the best quality,                                          has the highest rating assigned
          carrying the smallest degree or                                     by S&P. The obligor's capacity to
          investment risk. They are                                           meet its financial commitment on
          generally referred to as "gilt                                      the obligation is extremely
          edged." Interest payments are                                       strong.
          protected by a large or by an
          exceptionally stable margin and
          principal is secure. While the
          various protective elements are
          likely to change, such changes as
          can be visualized are most
          unlikely to impair the
          fundamentally strong position of
          such issues.

Aa        Bonds with this rating are judged                           AA      An obligation with this rating
          to be of high quality by all                                        differs from the highest
          standards. Together with the Aaa                                    obligations only in small degree.
          group, they comprise what are                                       The obligor's capacity to meet
          generally known as high-grade                                       its financial commitment on the
          bonds. They are rated lower than                                    obligation is very strong.
          the best bonds because margins of
          protection may not be as large as
          in Aaa securities or fluctuation
          of protective elements may be of
          greater amplitude or there may be
          other elements present which make
          the long-term risks appear
          somewhat greater than in Aaa
          securities.

A         Bonds with this rating possess                              A       An obligation with this rating is
          many favorable investment                                           somewhat more susceptible to the
          attributes and are to be                                            adverse effects of changes in
          considered as upper-medium-grade                                    circumstances and economic
          obligations. Factors giving                                         conditions than obligations in
          security to principal and                                           higher-rated categories. However,
          interest are considered adequate,                                   the obligor's capacity to meet
          but elements may be present which                                   its financial commitment on the
          suggest a susceptibility to                                         obligation is still strong.
          impairment sometime in the
          future.

Baa       Bonds with this rating are                                  BBB     An obligation with this rating
          considered as medium grade                                          exhibits adequate protection
          obligations, i.e., they are                                         parameters. However, adverse
          neither highly protected nor                                        economic conditions or change
          poorly secured. Interest payments                                   circumstances are more likely to
          and principal security appear                                       lead to weakened capacity of the
          adequate for the present but                                        obligor to meet its financial
          certain protective elements may                                     commitment on the obligation.
          be lacking or may be
          characteristically unreliable
          over any great length of time.
          Such bonds lack outstanding
          investment characteristics and in
          fact have speculative
          characteristics as well.

Ba        Bonds with this rating are judged                           BB      An obligation with this rating
          to have speculative elements;                                       has significant speculative
          their future cannot be considered                                   characteristics, but is less
          as well-assured. Often, the                                         vulnerable to nonpayment than
          protection of interest and                                          bonds in the lower ratings.
          principal payments may be very                                      However, it faces major ongoing
          moderate, and thereby not well                                      uncertainties or exposure to
          safeguarded during both good and                                    adverse business, financial or
          bad times over the future.                                          economic conditions which could
          Uncertainty of position                                             lead to the obligor's inadequate
          characterizes bonds in this                                         capacity to meet its financial
          class.                                                              commitment on the obligation.

B         Bonds with this rating generally                            B       An obligation with this rating is
          lack characteristics of the                                         more vulnerable to nonpayment
          desirable investment. Assurance                                     than obligations rated BB, but
          of interest and principal                                           the obligor currently has the
          payments of maintenance of other                                    capacity to meet its financial
          terms of the contract of any long                                   commitment on the obligation.
          period of time may be small.                                        Adverse business, financial or
                                                                              economic conditions will likely
                                                                              impair the obligator's capacity
                                                                              or willingness to meet its
                                                                              financial commitment on the
                                                                              obligation.
<

                                                       B-25

Rating     Moody's Investor Service, Inc. (Moody's) Description    Rating    Standard & Poor's Rating Group (S&P)Description

Caa          Bonds with this rating are of                          CCC     An obligation with this rating is
             poor standing. Such issues may be                              currently vulnerable to
             in default or there may be                                     nonpayment, and is dependent upon
             present elements of danger with                                favorable business, financial,
             respect to principal or interest.                              and economic conditions for the
                                                                            obligor to meet its financial,
                                                                            and economic commitment on the
                                                                            obligation. In the event of
                                                                            adverse business, financial or
                                                                            economic conditions, the obligor
                                                                            is not likely to have the
                                                                            capacity to meet its financial
                                                                            commitment on the obligation.

Ca           Bonds with this rating represent                       C       An obligation with this rating
             obligations which are speculative                              may be used to cover a situation
             in a high degree. Such issues are                              where a bankruptcy petition has
             often in default or have other                                 been filed or similar action has
             marked shortcomings.                                           been taken, but payments on this
                                                                            obligation are being continued.

C            Bonds with this rating are the                         D       An obligation rated D is in
             lowest rated class of bonds, and                               payment default. This rating
             issues so rated can be regarded                                category is used when payments on
             as having extremely poor                                       an obligation are not made on the
             prospects of ever attaining any                                date due even if the applicable
             real investment standing.                                      grace period has not expired,
                                                                            unless S&P believes that such
                                                                            payments will be made during such
                                                                            grace period. This rating also
                                                                            will be used upon the filing of a
                                                                            bankruptcy petition on an
                                                                            obligation are jeopardized.

1            This modifier is used with Aa, A,                      (+)/(-) These modifiers are used with
             Baa, Ba and B ratings and                                      ratings from AA to CCC to show
             indicates the bond possesses                                   relative standing within the
             strongest investment attributes                                rating category.
             within the rating class.

No Rating This might arise if: (1) an                               r       This symbol attached to the
             application for rating was not                                 ratings of instruments with
             received or accepted; (2) the                                  significant non credit risks. It
             issue or issuer belongs to a                                   highlights risks to principal or
             group of securities that are not                               volatility of expected returns
             rated as a matter of policy;                                   which are not addressed in the
             (3) there is a lack of essential                               credit rating. Examples include:
             data pertaining to the issue or                                obligations linked or indexed to
             issuer; (4) the issue was                                      equities, currencies or
             privately placed in which case                                 commodities; obligations exposed
             the rating is not published in                                 to severe prepayment risk such as
             the Moody's publication; or                                    interest only principal only
             (5) the rating was suspended or                                mortgage securities; and
             withdrawn because new and                                      obligations with unusually risky
             material circumstances arose, the                              interest terms, such as inverse
             effects of which preclude                                      floaters.
             satisfactory analysis; there is
             no longer available reasonable
             up-to-date data to permit a
             judgment to be formed; a bond is
             called for redemption or for
             other reasons.
                                                       B-26

                                      DESCRIPTION OF COMMERCIAL PAPER RATINGS

Rating      Moody's Investor Service, Inc. (Moody's) Description   Rating    Standard & Poor's Rating  Group (S&P)Description

Prime        Commercial paper with this rating                      A         Commercial paper with this rating
             is the highest rated based on the                                is the highest based on: (1)
             following factors: (1) management                                liquidity ratios are adequate to
             of the issuer; (2) economics of                                  meet cash requirements; (2) the
             the issuer's industry or                                         issuer's long-term senior debt is
             industries and the speculative-                                  rated "A" or better, although in
             type risks which may be inherent                                 some cases "BBB" or better may be
             in certain areas; (3) the                                        allowed; (3) the issuer has
             issuer's products in relation to                                 access to at least two additional
             competition and customer                                         channels of borrowing; (4) the
             acceptance; (4) liquidity; (5)                                   issuer's basic earnings and cash
             amount and quality of long-term                                  flow have an upward trend with
             debt; (6) trend of earnings over                                 allowance made for unusual
             a period of 10 years; (7)                                        circumstances; (5) Typically, the
             financial strength of any parent                                 issuer's industry is well
             and the relationships which exist                                established and the issuer has a
             with the issuer; and (8)                                         strong position within the
             recognition by the management of                                 industry; and (6) the reliability
             obligations which may be present                                 and quality of management are
             or may arise as a result of                                      unquestioned.
             public interest questions and
             preparations to meet such
             obligations.

1, 2 or 3 These modifiers indicates the                             1, 2 or 3 These modifiers indicate the
             relative degree to which the                                     relative degree to which the
             commercial paper possesses the                                   commercial paper possesses the
             qualities that are required to                                   qualities that are required to
             receive a Prime rating.                                          receive an A rating.

                                                                   (+)        Commercial paper with an A-1
                                                                              rating can be further modified
                                                                              with this modifier to show that
                                                                              they possess overwhelming safety
                                                                              characteristics.
                                                       B-27

                       STATEMENT OF ADDITIONAL INFORMATION

                           MET INVESTORS SERIES TRUST


                  This Statement of Additional Information provides supplementary information pertaining to shares of the twenty-one investment portfolios ("Portfolios") of Met Investors Series Trust (the "Trust"), a diversified, open-end, management investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses dated May 1, 2001, October 9, 2001, August 1, 2001, November 16, 2001 and March 15, 2001
         (collectively, the "Prospectus") for, as applicable, the Class A, Class B, Class C and Class E shares of the J. P. Morgan Quality Bond Portfolio, J.P. Morgan Small Cap Stock Portfolio, J.P. Morgan Enhanced Index Portfolio, J.P. Morgan Select Equity Portfolio, J.P. Morgan International Equity Portfolio, Lord Abbett Bond Debenture Portfolio, Lord Abbett Mid-Cap Value Portfolio, Lord Abbett Developing Growth Portfolio, Lord Abbett Growth and Income Portfolio, Lord Abbett Growth Opportunities Portfolio, PIMCO Total Return Portfolio, PIMCO Money
         Market Portfolio, PIMCO Innovation Portfolio, MFS Mid Cap Growth Portfolio, MFS Research International Portfolio, Janus Aggressive Growth Portfolio, Oppenheimer Capital Appreciation Portfolio, Met/AIM Small Cap Growth Portfolio, Met/AIM Mid Cap Equity Portfolio, Met/Putnam Research Portfolio and State Street Research Concentrated International Portfolio which may be obtained by writing the Trust at 22 Corporate Plaza Drive, Newport Beach California 92660 or by calling
         (800) 848-3854. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.

                  The date of this Statement of Additional Information is March 15, 2002.

                                Table of Contents

                                                                        Page




         INVESTMENT OBJECTIVES AND POLICIES..................................4
                  Asset-Backed Securities....................................4
                  Brady Bonds................................................5
                  Convertible Securities.....................................5
                  Depositary Receipts........................................6
                  Dollar Roll Transactions...................................6
                  Eurodollar and Yankee Dollar Obligations...................7
                  Floaters...................................................8
                  Foreign Currency Transactions..............................8
                  Foreign Securities........................................11
                  Forward Commitments, When-Issued and Delayed
                        Delivery Securities..................................14
                  High Yield/High Risk Debt Securities........................14
                                                                               =
                  Hybrid Instruments..........................................15
                  Illiquid Securities.........................................16
                  Interest Rate Transactions..................................16
                  Investment Grade Corporate Debt Securities..................17
                  Loans and Other Direct Indebtedness.........................17
                  Money Market Securities.....................................18
                  Mortgage-Backed Securities..................................19
                  Municipal Fixed Income Securities...........................21
                  Options and Futures Strategies..............................23
                  Other Investment Companies..................................27
                  Portfolio Turnover.........................................27
                                                                              =
                  Preferred Stocks............................................28
                  Real Estate Investment Trusts...............................28
                  Repurchase Agreements.......................................29
                  Reverse Repurchase Agreements...............................29
                  Rights and Warrants.........................................30
                  Securities Loans............................................30
                  Short Sales................................................30
                                                                              =
                  U.S. Government Securities..................................31
                  Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds....31
         INVESTMENT RESTRICTIONS.............................................31
                                                                              =
                  Fundamental Policies.......................................31
                                                                              =
                  Non-Fundamental Policies....................................33
         PERFORMANCE INFORMATION..............................................35
                  Total Return................................................35
                  Yield......................................................35
                                                                              =
                  Non-Standardized Performance................................37

         PORTFOLIO TRANSACTIONS...............................................37
         MANAGEMENT OF THE TRUST..............................................40
                  Trustees and Officers.......................................40
                  Committees of the Board.....................................43
                  Compensation of the Trustees................................44

         INVESTMENT ADVISORY AND OTHER SERVICES...............................45
                  The Manager.................................................45
                  The Advisers................................................51
                  The Administrator..........................................55
                                                                              =
                  The Distributor.............................................55
                  Code of Ethics.............................................59
                                                                              =
                  Custodian..................................................59
                                                                              =
                  Transfer Agent..............................................59
                  Legal Matters...............................................59
                  Independent Auditors........................................59
         REDEMPTION OF SHARES.................................................59
         NET ASSET VALUE.....................................................60
                                                                              =
         FEDERAL INCOME TAXES.................................................61
         ORGANIZATION AND CAPITALIZATION OF THE TRUST.........................63
         FINANCIAL STATEMENTS.................................................65
         APPENDIX............................................................A-1


         ----------------------
                  No person has been authorized to give any information or to make any representation not contained in this Statement of Additional Information or in the Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized. This Statement of Additional Information does not constitute an offering of any securities other than the registered securities to which it relates or an offer to any person in any state or other jurisdiction of the United States or any country where such offer would be unlawful.

                       INVESTMENT OBJECTIVES AND POLICIES

                  The following information supplements the discussion of the investment objectives and policies of the Portfolios in the Prospectus. If a Portfolio is not identified below in connection with a particular strategy or technique, its Adviser, as of the effective date of this Statement of Additional Information, does not intend to invest any of the Portfolio's assets in that strategy or technique although it has the ability to do so and may do so in the future.


Asset-Backed Securities (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, Janus Aggressive Growth, PIMCO Total Return, Met/AIM Small Cap Growth and Met/AIM Mid Cap Equity Portfolios)



                  Asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.

                  Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or government-sponsored entities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, such securities generally will have remaining estimated lives at the time of purchase of five years or less. Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and shorter prepayments will lengthen it.

                  The purchase of asset-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.

Brady Bonds (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, Janus Aggressive Growth and PIMCO Total Return Portfolios)


                  Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (the uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

Convertible Securities (All Portfolios except PIMCO Money Market and PIMCO Innovation Portfolios)


                  A Portfolio may invest in convertible securities of domestic and, subject to the Portfolio's investment strategy, foreign issuers. The convertible securities in which a Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

                  Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

                  Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

                  Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase for that Portfolio. Neither event will require the sale of such securities, although a Portfolio's investment adviser will consider such event in its determination of whether the Portfolio should continue to hold the securities.

Depositary Receipts (All Portfolios except Lord Abbett Bond Debenture, PIMCO Money Market and PIMCO Total Return Portfolios)


                  A Portfolio may purchase foreign securities in the form of American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other securities convertible into securities of corporations in which the Portfolio is permitted to invest pursuant to its investment objectives and policies. These securities may not necessarily be denominated in the same currency into which they may be converted. Depositary receipts are receipts typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. The J.P. Morgan Enhanced Index, J.P. Morgan Select Equity and J.P. Morgan Small Cap Stock Portfolios will only invest in American Depositary Receipts. The J.P. Morgan Enhanced Index, J.P. Morgan Select Equity and J.P. Morgan Small Cap Stock Portfolios do not expect to invest more than 10% of their total assets in American Depository Receipts. Because American Depositary Receipts are listed on a U.S. securities exchange, the investment advisers of the Lord Abbett Mid-Cap Value, Lord Abbett Developing Growth, Lord Abbett Growth and Income, Lord Abbett Growth Opportunities and PIMCO Innovation Portfolios do not treat them as foreign securities. However, like other depositary receipts, American Depositary Receipts are subject to many of the risks of foreign securities such as changes in exchange rates and more limited information about foreign issuers.

Dollar Roll Transactions (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, PIMCO Money Market, PIMCO Total Return, Janus Aggressive Growth, Oppenheimer Capital Appreciation, Met/AIM Small Cap Growth and Met/AIM Mid Cap Equity Portfolios)

                  The Portfolios may enter into "dollar roll" transactions, which consist of the sale by the Portfolio to a bank or broker-dealer (the "counterparty") of Government National Mortgage Association certificates, other mortgage-backed securities or other fixed income securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A Portfolio receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a Portfolio agrees to buy a security on a future date.

                  A Portfolio will not use such transactions for leveraging purposes and, accordingly, will segregate cash, U.S. government securities or other liquid assets in an amount sufficient to meet its purchase obligations under the transactions. The Portfolio will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

                  Dollar  rolls  are  treated  for  purposes  of the  Investment
         Company Act of 1940, as amended ("1940 Act") as borrowings of a Portfolio because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to a Portfolio. For example, while a Portfolio receives a fee as consideration for agreeing to repurchase the security, the Portfolio forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by a Portfolio, thereby effectively charging the Portfolio interest on its borrowing. Further, although a Portfolio can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Portfolio's borrowing.

                  The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a Portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before a Portfolio is able to purchase them. Similarly, the Portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical, security to a Portfolio, the security that the Portfolio is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a Portfolio's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Eurodollar and Yankee Dollar Obligations (J.P. Morgan Quality Bond, MFS Mid Cap Growth, PIMCO Money Market, PIMCO Total Return, Oppenheimer Capital Appreciation, Janus Aggressive Growth, MFS Research International, Met/AIM Mid Cap Equity and State Street Research Concentrated International Portfolios)

     Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee dollar bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

                  Eurodollar and Yankee dollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk. Additionally, Eurodollar (and to a limited extent, Yankee dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Floaters (PIMCO Money Market, PIMCO Total Return and Janus Aggressive Growth Portfolios)


                  A Portfolio may invest in floaters, which are fixed income securities with a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Securities."


Foreign Currency Transactions (J.P. Morgan Quality Bond, J.P. Morgan International Equity, MFS Mid Cap Growth, PIMCO Total Return, PIMCO Innovation, Oppenheimer Capital Appreciation, Janus Aggressive Growth, Met/Putnam Research, Met/AIM Small Cap Growth, Met/AIM Mid Cap Equity and State Street Research Concentrated International Portfolios) ====


                  Foreign Currency Exchange Transactions. A Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The investment adviser to a Portfolio may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging").

                  A Portfolio may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date on which the Portfolio contracts to purchase or sell the security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. For that purpose, a Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in or exposed to that foreign currency.

                  If conditions warrant, a Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

                  For transaction hedging purposes, a Portfolio may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Portfolio the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Portfolio the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Portfolio the right to purchase a currency at the exercise price until the expiration of the option.

                  A Portfolio may engage in "position hedging" to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated, or quoted or exposed (or an increase in the value of currency for securities which the Portfolio intends to buy, when it holds cash reserves and short-term investments). For position hedging purposes, a Portfolio may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection with position hedging, a Portfolio may also purchase or sell foreign currency on a spot basis.

                  The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

                  It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Portfolio is obligated to deliver.

                  Hedging transactions involve costs and may result in losses. A Portfolio may write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A Portfolio will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Portfolio's investment adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.

                  Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

                  Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the U.S. are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC"), such as the New York Mercantile Exchange. A Portfolio would enter into foreign currency futures contracts solely for hedging or other appropriate investment purposes as defined in CFTC regulations.

                  Forward  foreign  currency  exchange   contracts  differ  from
         foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in any given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

                  At the maturity of a forward or futures contract, a Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

                  Positions in foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although a Portfolio intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there can be no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin.

                  Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when a Portfolio's investment adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

                  The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

                  There is no systematic  reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

                  Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to resell that currency to the dealer.

Foreign Securities (All Portfolios except J.P. Morgan Select Equity, J.P. Morgan Small Cap Stock and J.P. Morgan Enhanced Index Portfolios)

                  A Portfolio may invest in foreign equity and debt securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits, Yankee certificates of deposit, Eurodollar bonds and Yankee bonds. The Portfolio may also invest in Canadian commercial paper and Europaper. These instruments may subject the Portfolio to additional investment risks from those related to investments in obligations of U.S. issuers. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

                  Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign government taxes which reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries,  there  is a  possibility  of  expropriation  of  assets  or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

                  Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the U.S. While growing in volume, they usually have substantially less volume than U.S. markets and a Portfolio's investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement", which can result in losses to a Portfolio.

                  The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Portfolios will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in U.S. and foreign interest rates.

                  Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. Consequently, the overall expense ratios of international or global funds are usually somewhat higher than those of typical domestic stock funds.

                  Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

                  The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. A Portfolio may buy securities issued by certain "supra-national" entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the "World Bank"), the Asian Development Bank and the Inter-American Development Bank.

                  The governmental members of these supranational entities are "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

                  The Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett Developing Growth, Lord Abbett Growth and Income and Lord Abbett Growth Opportunities Portfolios do not expect that more than 20%, 10%, 10%, 10% and 25%, respectively, of their total assets will be invested in foreign securities. The investment adviser to these Portfolios does not consider securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be "foreign securities."


     The J.P. Morgan Enhanced Index, the J.P. Morgan Select Equity and J.P. Morgan Small Cap Stock Portfolios may only invest in equity securities of foreign corporations listed on a U.S. securities exchange or denominated or principally traded in the U.S. dollar. The J.P. Morgan Quality Bond Portfolio does not expect to invest more than 25% of its total assets in securities of foreign issuers. In the case of the J.P. Morgan Quality Bond Portfolio, any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

                  The MFS Mid Cap Growth Portfolio expects that less than 20% of its total assets will be invested foreign securities. The PIMCO Total Return Portfolio does not expect that more than 20% of its total assets will be invested in securities denominated in foreign currencies. The Oppenheimer Capital Appreciation Portfolio, PIMCO Innovation and the Met/Putnam Research Portfolio do not expect that more than 35% of their assets will be invested in foreign securities. The Met/AIM Small Cap Growth and Met/AIM Mid Cap Equity Portfolios do not expect that more than 25% of their assets will be invested in foreign securities.


                  Emerging Market Securities. Investments in emerging market country securities involve special risks. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a Portfolio's investments in those countries and the availability to a Portfolio of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make a Portfolio's investments in such countries illiquid and more volatile than investment in more developed countries, and a Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

                  Transaction costs in emerging markets may be higher than in the U.S. and other developed securities markets. As legal systems in emerging markets develop, foreign investors may be adversely affected by new or amended laws and regulations or may not be able to obtain swift and equitable enforcement of existing law.

                  A Portfolio may make investments denominated in emerging markets currencies. Some countries in emerging markets also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which the Portfolio's securities are quoted would reduce the Portfolio's net asset value.

                  Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons. Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of a Portfolio. The MFS Research International Portfolio expects that not more than 25% of its total assets will be invested in emerging market securities.

Forward Commitments, When-Issued and Delayed Delivery Securities (All Portfolios except PIMCO Money Market and State Street Research Concentrated International Portfolios)

                  A Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.
                  A Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

                  Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

                  Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Portfolio. In addition, when the Portfolio engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Portfolio may miss the opportunity to obtain a security at a favorable price or yield. Although a Portfolio will generally enter into forward commitments to purchase securities with the intention of actually acquiring the security for its portfolio (or for delivery pursuant to options contracts it has entered into), the Portfolio may dispose of a security prior to settlement if its investment adviser deems it advisable to do so. The Portfolio may realize short-term gains or losses in connection with such sales.


High Yield/High Risk Debt Securities (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, MFS Mid Cap Growth, Janus Aggressive Growth, PIMCO Total Return and State Street Research Concentrated International Portfolios)


                  Certain lower rated securities purchased by a Portfolio, such as those rated Ba or B by Moody's Investors Service, Inc. ("Moody's") or BB or B by Standard & Poor's Ratings Services ("Standard & Poor's") (commonly known as junk bonds), may be subject to certain risks with respect to the issuing entity's ability to make scheduled payments of principal and interest and to greater market fluctuations. While generally providing greater income than investments in higher quality securities, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that a Portfolio invests in such lower quality securities, the achievement of its investment objective may be more dependent on the investment adviser's own credit analysis.

                  Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately a Portfolio's portfolio securities for purposes of determining the Portfolio's net asset value.

                  In determining suitability of investment in a particular unrated security, the investment adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.


Hybrid Instruments (J.P. Morgan Quality Bond, Janus Aggressive Growth, PIMCO Total Return, Met/AIM Small Cap Growth and Met/AIM Mid Cap Equity Portfolios)


                  Although there are no percentage limitations on the amount of assets that may be invested in hybrid instruments, the investment advisers to the Portfolios do not anticipate that such investments will exceed 5% (15% with respect to J.P. Morgan Quality Bond Portfolio) of each Portfolio's total assets. Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. Hybrid instruments may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Portfolio may not be successful.

Illiquid Securities (All Portfolios except PIMCO Innovation, Met/Putnam Research and State Street Research Concentrated International Portfolios)

                  Each Portfolio may invest up to 15% (10% in the case of PIMCO Money Market Portfolio) of its net assets in illiquid securities and other securities which are not readily marketable, including non-negotiable time deposits, certain restricted securities not deemed by the Trust's Board of Trustees to be liquid and repurchase agreements with maturities longer than seven days. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by the Portfolios' investment advisers to be illiquid or not readily marketable and, therefore, are not subject to the applicable 15% or 10% limit. The inability of a Portfolio to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Portfolio's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Portfolio which are eligible for resale pursuant to Rule 144A will be monitored by the Portfolios' investment advisers on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, a Portfolio's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Portfolio having more than 15% (or 10%, as applicable)of its assets invested in illiquid or not readily marketable securities.

Interest Rate Transactions (J.P. Morgan Quality Bond, PIMCO Total Return, Janus Aggressive Growth, Oppenheimer Capital Appreciation and State Street Research Concentrated International Portfolios)

                  Among the strategic transactions into which the Portfolios may enter are interest rate swaps and the purchase or sale of related caps and floors. A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. A Portfolio intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

                  A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps and floors are entered into for good faith hedging purposes, the investment advisers to the Portfolios and the Trust believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Portfolio will not enter into any swap, cap and floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by Standard & Poor's or Moody's or has an equivalent rating from another nationally recognized statistical rating organization ("NRSRO") or is determined to be of equivalent credit quality by the investment adviser. For a description of the NRSROs and their ratings, see the Appendix. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

                  With respect to swaps, a Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps and floors require segregation of assets with a value equal to the Portfolio's net obligations, if any.


         Investment Grade Corporate Debt Securities (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, PIMCO Money Market, PIMCO Total Return, PIMCO Innovation, Oppenheimer Capital Appreciation, Janus Aggressive Growth, MFS Mid Cap Growth, MFS Research International, Met/AIM Small Cap Growth, Met/AIM Mid Cap Equity and State Street Research Concentrated International Portfolios)


                  Debt securities are rated by NRSROs. Securities rated BBB by Standard & Poor's or Baa by Moody's are considered investment grade securities, but are somewhat riskier than higher rated investment grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative. See the Appendix for a description of the various securities ratings.

Loans and Other Direct Indebtedness (J.P. Morgan Quality Bond, PIMCO Total Return, Janus Aggressive Growth, Oppenheimer Capital Appreciation and State Street Research Concentrated International Portfolios)

                  By purchasing a loan, a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. A Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

                  The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

         Money Market Securities  (All Portfolios)
         -----------------------

                  Money market securities in which the Portfolios may invest include U.S. government securities, U.S. dollar denominated instruments (such as bankers' acceptances, commercial paper, domestic or Yankee certificates of deposit and Eurodollar obligations) issued or guaranteed by bank holding companies in the U.S., their subsidiaries and their foreign branches. These bank obligations may be general obligations of the parent bank holding company or may be limited to the issuing entity by the terms of the specific obligation or by government regulation.

                  Other money market securities in which a Portfolio may invest also include certain variable and floating rate instruments and participations in corporate loans to corporations in whose commercial paper or other short-term obligations a Portfolio may invest. Because the bank issuing the participations does not guarantee them in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. To the extent that a Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower under the terms of the loan participation), the Portfolio may also be subject to credit risks associated with the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by a Portfolio will be regarded as illiquid.

                  A Portfolio may also invest in bonds and notes with remaining maturities of thirteen months or less, variable rate notes and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, it is payable on demand, the rate of interest payable on it varies with an agreed formula and it is typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

                  Generally,  the  Portfolios  will invest only in high  quality money market instruments, i.e., securities which have been assigned the highest quality ratings by NRSROs such as "A-1" by Standard & Poor's or "Prime-1" by Moody's, or if not rated, determined to be of comparable quality by the Portfolio's investment adviser. The J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett Developing Growth, Lord Abbett Growth and Income, Lord Abbett Growth Opportunities and State Street Research Concentrated International Portfolios may invest in money market instruments rated A-3 by Standard & Poor's and Prime-3 by Moody's.


         Mortgage-Backed Securities (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, PIMCO Money Market, PIMCO Total Return, Janus Aggressive Growth, MFS Research International, Met/AIM Small Cap Growth, Met/AIM Mid Cap Equity and State Street Research Concentrated International Portfolios)


                  A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Certain Portfolios may invest in CMOs and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

                  CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or "tranches"), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Portfolio that invests in CMOs.

                  The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

                  Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event, the Portfolios, may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a Portfolio may not be able to realize the rate of return it expected.

                  Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which a Portfolio may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a Portfolio to experience a loss equal to any unamortized premium.

                  Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The securities may be issued by agencies or instrumentalities of the U.S. government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The Portfolios may invest in both the IO class and the PO class. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of the principal payments (including prepayments) on the underlying assets. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

                  Prepayments may also result in losses on stripped mortgage-backed securities. A rapid rate of principal prepayments may have a measurable adverse effect on a Portfolio's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investments in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolios' ability to buy and sell those securities at any particular time.

                  The J.P. Morgan Quality Bond Portfolio may also invest in directly placed mortgages including residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that the Portfolio forecloses on any non-performing mortgage, it would end up acquiring a direct interest in the underlying real property and the Portfolio would then be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules  and  operating  expenses.  Investment  in  direct  mortgages involve many of the same risks as investments in mortgage-related securities. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowing, the need for anticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of the Portfolio or its investment adviser. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of the property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean-up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

Municipal Fixed Income Securities (J.P. Morgan Quality Bond, PIMCO Total Return and PIMCO Innovation Portfolios)


                  A Portfolio may invest in municipal bonds of any state, territory or possession of the U.S., including the District of Columbia. The Portfolio may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Interest payments received by holders of these securities are generally tax-free. Municipal bonds may also be issued to refinance public debt.

                  Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

                  A Portfolio may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

                  The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by Standard & Poor's, Moody's and Fitch IBCA, Inc. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Portfolio, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to sell the bond, but the Portfolio's investment adviser would consider such events in determining whether the Portfolio should continue to hold it.

                  The ability of the Portfolio to achieve its investment objective depends upon the continuing ability of the issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Portfolio's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Portfolio's investment adviser may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Portfolio.

                  From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Portfolio. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Portfolio's investment objectives and policies.


Options and Futures Strategies (All Portfolios except PIMCO Money Market Portfolio)



                  A Portfolio may seek to increase the current return on its investments by writing covered call or covered put options. In addition, a Portfolio may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which its investment adviser plans to purchase through the writing and purchase of options including options on stock indices and the purchase and sale of futures contracts and related options. The investment advisers to the J.P. Morgan Small Cap Stock, Lord Abbett Bond Debenture, Lord Abbett Developing Growth, Lord Abbett Growth and Income, Lord Abbett Mid-Cap Value, Lord Abbett Growth Opportunities and State Street Research Concentrated International Portfolios do not presently intend to utilize options or futures contracts and related options but may do so in the future. The investment adviser to the PIMCO Total Return Portfolio does not presently intend to engage in options and futures transactions on stock indices, but may do so in the future. Expenses and losses incurred as a result of such hedging strategies will reduce a Portfolio's current return.

                  The ability of a Portfolio to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to stock indices and U.S. government securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Portfolio will be able to utilize these instruments effectively for the purposes stated below.

                  Writing Covered Options on Securities. A Portfolio may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as its investment adviser determines is appropriate in seeking to attain the Portfolio's investment objective. Call options written by a Portfolio give the holder the right to buy the underlying security from the Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Portfolio at a stated price.

                  A Portfolio may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Portfolio owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Portfolio owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Portfolio owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Portfolio will maintain in a segregated account at the Trust's custodian bank liquid assets with a value equal to or greater than the Portfolio's obligation under the option. A Portfolio may also write combinations of covered puts and covered calls on the same underlying security.

                  A Portfolio will receive a premium from writing an option, which increases the Portfolio's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a Portfolio will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Portfolio will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

                  A Portfolio may terminate an option which it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Portfolio will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

                  Purchasing Put and Call Options on Securities. A Portfolio may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Portfolio, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Portfolio might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

                  A Portfolio may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Portfolio, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Portfolio might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

                  Except for the J.P. Morgan Quality Bond Portfolio, no Portfolio intends to purchase put or call options if, as a result of any such transaction, the aggregate cost of options held by the Portfolio at the time of such transaction would exceed 5% of its total assets. There are no specific limitations on the J.P. Morgan Quality Bond Portfolio's purchases of options on securities.

                  Purchase and Sale of Options and Futures on Stock Indices. A Portfolio may purchase and sell options on stock indices and stock index futures contracts either as a hedge against movements in the equity markets or for other investment purposes.

                  Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. Currently options traded include the Standard & Poor's 500 Composite Stock Price Index, the NYSE Composite Index, the AMEX Market Value Index, the NASDAQ 100 Index, the Nikkei 225 Stock Average Index, the Financial Times Stock Exchange 100 Index and other standard broadly based stock market indices. Options are also traded in certain industry or market segment indices such as the Pharmaceutical Index.

                  A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

                  If a Portfolio's investment adviser expects general stock market prices to rise, it might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy for the Portfolio. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Portfolio's index option or futures contract resulting from the increase in the index. If, on the other hand, the Portfolio's investment adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities held by the Portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Portfolio's position in such put option or futures contract.

                  Purchase and Sale of Interest Rate Futures. A Portfolio may purchase and sell interest rate futures contracts on fixed income securities or indices of such securities, including municipal indices and any other indices of fixed income securities that may become available for trading either for the purpose of hedging its portfolio securities against the adverse effects of anticipated movements in interest rates or for other investment purposes.

                  A Portfolio may sell interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the securities held by a Portfolio will fall, thus reducing the net asset value of the Portfolio. This interest rate risk can be reduced without employing futures as a hedge by selling such securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. However, this strategy entails increased transaction costs in the form of dealer spreads and brokerage commissions and would typically reduce the Portfolio's average yield as a result of the shortening of maturities.

                  The sale of interest rate futures contracts provides a means of hedging against rising interest rates. As rates increase, the value of a Portfolio's short position in the futures contracts will also tend to increase thus offsetting all or a portion of the depreciation in the market value of the Portfolio's investments that are being hedged. While the Portfolio will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

                  A Portfolio may purchase interest rate futures contracts in anticipation of a decline in interest rates when it is not fully invested. As such purchases are made, it is expected that an equivalent amount of futures contracts will be closed out.

                  A Portfolio will enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and the underlying financial instrument. Futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the CFTC. Futures are traded in London at the London International Financial Futures Exchange, in Paris at the MATIF, and in Tokyo at the Tokyo Stock Exchange.

                  Options on Futures  Contracts.  A Portfolio  may  purchase and write call and put options on stock index and interest rate futures contracts. A Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing or selling the underlying futures. For example, a Portfolio may purchase put options or write call options on stock index futures or interest rate futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or rise in interest rates, respectively, or purchase call options or write put options on stock index or interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities or debt securities, respectively, which the Portfolio intends to purchase.

                  In connection with transactions in stock index options,  stock index futures, interest rate futures and related options on such futures, a Portfolio will be required to deposit as "initial margin" an amount of cash and short-term U.S. government securities. The current initial margin requirements per contract ranges from approximately 2% to 10% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. Brokers may establish deposit requirements higher than exchange minimums.

                  Limitations. A Portfolio will not purchase or sell futures contracts or options on futures contracts or stock indices for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts or stock indices would exceed 5% of the net assets of the Portfolio; provided, however, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. If this limitation is exceeded at any time, the Portfolio will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

                  Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on a Portfolio's ability to terminate options and futures positions at times when its investment adviser deems it desirable to do so. Although a Portfolio will not enter into an option or futures position unless its investment adviser believes that a liquid market exists for such option or future, there can be no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisers generally expect that options and futures transactions for the Portfolios will be conducted on recognized exchanges. In certain instances, however, a Portfolio may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission considers over-the-counter options to be illiquid. A Portfolio's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

                  The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of a Portfolio's investment adviser to forecast correctly interest rate movements and general stock market price movements. This risk increases as the composition of the securities held by the Portfolio diverges from the composition of the relevant option or futures contract.

Other Investment Companies (All Portfolios except PIMCO Money Market and Met/Putnam Research Portfolios)

                  In connection with its investments in accordance with the various investment disciplines, a Portfolio may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for a Portfolio to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the 1940 Act. A Portfolio also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Portfolio.

                  Each Portfolio does not intend to invest in other investment companies unless, in the investment adviser's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, a Portfolio bears its ratable share of that investment company's expenses, including advisory and administration fees.

         Portfolio Turnover

                  While it is impossible to predict  portfolio  turnover  rates, the investment advisers to the Portfolios other than the J.P. Morgan Quality Bond, J.P. Morgan Select Equity, MFS Mid Cap Growth, MFS Research International, Janus Aggressive Growth, Met/Putnam Research,
         PIMCO  Total   Return,   PIMCO   Innovation   and  Lord  Abbett  Growth
         Opportunities Portfolios anticipate that portfolio turnover will generally not exceed 100% per year. The investment advisers to the Lord Abbett Growth Opportunities and Janus Aggressive Growth Portfolios anticipate that portfolio turnover may exceed 200% per year, exclusive of dollar roll transactions. The investment adviser to the J.P. Morgan Quality Bond and J.P. Morgan Select Equity Portfolios anticipates that portfolio turnover rates generally will not exceed 300% and 150%, respectively. The investment adviser to the MFS Mid Cap Growth and MFS Research International Portfolios anticipates that portfolio turnover generally will not exceed 200% and 150%, respectively, per year. The investment adviser to the Met/Putnam Research Portfolio anticipates that portfolio turnover generally will exceed 100% per year. The investment advisers to the PIMCO Total Return and PIMCO Innovation Portfolios anticipate that portfolio turnover generally will not exceed 200% per year. Higher portfolio turnover rates usually generate additional brokerage commissions and expenses.

         Preferred Stocks  (All Portfolios except PIMCO Money Market Portfolio)
         ----------------

                  A Portfolio may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

                  If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Real Estate Investment Trusts (All Portfolios except PIMCO Total Return, PIMCO Money Market, MFS Mid Cap Growth and MFS Research International Portfolios)


               A Portfolio may invest up to 5% of its net assets in investments related to real estate, including real estate investment trusts ("REITs") except that Met/AIM Mid Cap and Met/AIM Small Cap Growth Portfolios may both invest up to 25% of its assets in REITs, Oppenheimer Capital Appreciation Portfolio may invest up to 15% of its assets in REITs and J.P. Morgan Small Cap Stock Portfolio may invest without limit in REITs. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.


         Repurchase Agreements  (All Portfolios)
         ---------------------

                  Each of the Portfolios may enter into repurchase agreements with a bank, broker-dealer, or other financial institution but no Portfolio may invest more than 15% of its net assets in illiquid securities, including repurchase agreements having maturities of greater than seven days. A Portfolio may enter into repurchase agreements, provided the Trust's custodian always has possession of securities serving as collateral whose market value at least equals the amount of the repurchase obligation. To minimize the risk of loss a Portfolio will enter into repurchase agreements only with financial institutions which are considered by its investment adviser to be creditworthy. If an institution enters an insolvency proceeding, the resulting delay in liquidation of the securities serving as collateral could cause a Portfolio some loss, as well as legal expense, if the value of the securities declines prior to liquidation.

Reverse Repurchase Agreements (All Portfolios except MFS Mid Cap Growth and MFS Research International Portfolios)

                  A Portfolio may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. At the time a Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or other liquid securities having a value not less than the repurchase price (including accrued interest). If interest rates rise during a reverse repurchase agreement, it may adversely affect the Portfolio's net asset value. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

                  The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Portfolio's obligation to repurchase the securities, and a Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Rights and Warrants (All Portfolios except Lord Abbett Bond Debenture, PIMCO Innovation and PIMCO Money Market Portfolios)

                  A Portfolio may purchase rights and warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

         Securities Loans  (All Portfolios)
         ----------------

                  All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolios an amount equal to any dividends or interest received on loaned securities. The Portfolios retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.

                  Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities marked-to-market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under a Portfolio's securities lending program. While the securities are being loaned, a Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Portfolio has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. A Portfolio will generally not have the right to vote securities while they are being loaned, but its Manager or investment adviser will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by a Portfolio's investment adviser to be of good standing and will not be made unless, in the judgment of the investment adviser, the consideration to be earned from such loans would justify the risk.

Short Sales (MFS Mid Cap Growth, Janus Aggressive Growth, PIMCO Total Return, Met/AIM Small Cap Growth , Met/AIM Mid Cap Equity and State Street Research Concentrated International Portfolios)

                  A Portfolio may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by each Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

U.S. Government Securities (All Portfolios)


                  Securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and government-sponsored entities include U.S. Treasury obligations, consisting of bills, notes and bonds, which principally differ in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by agencies and government-sponsored entities which are supported by (i) the full faith and credit of the U.S. Treasury (such as securities of the Government National Mortgage Association), (ii) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association) or (iii) the authority of the U.S. government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or government-sponsored entities as described in clauses (ii) or (iii) above in the future, other than as set forth above, since it is not obligated to do so by law.


Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds (J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, MFS Mid Cap Growth, PIMCO Total Return, PIMCO Innovation, Oppenheimer Capital Appreciation and Janus Aggressive Growth Portfolios)


                  Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Payment-in-kind ("PIK") bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

                             INVESTMENT RESTRICTIONS

         Fundamental Policies

                  The following investment restrictions are fundamental policies, which may not be changed without the approval of a majority of the outstanding shares of the Portfolio. As provided in the 1940 Act, a vote of a majority of the outstanding shares necessary to amend a fundamental policy means the affirmative vote of the lesser of (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

                  1.       Borrowing

                  Each Portfolio may not borrow money, except to the extent permitted by applicable law.

                  2.       Diversification


                  Except as noted, each Portfolio may not purchase a security if, as a result, with respect to 75% (50% with respect to MFS Mid Cap Growth Portfolio and Janus Aggressive Growth Portfolio) of the value of its total assets (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or (ii) more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio, other than securities issued by the U.S. government, its agencies and instrumentalities. (The State Street Research Concentrated International Portfolio, as a non-diversified fund, is not subject to any fundamental policy which limits its investments in a single issuer.)


                  3.       Concentration

                  Each Portfolio may not invest more than 25% of the value of its total assets in any one industry, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities, and repurchase agreements secured by such obligations.

                  4.       Underwriting

                  Each Portfolio may not underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

                  5.       Real Estate

                  Each Portfolio may not purchase or sell real estate, although a Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate; provided, however, that the Portfolio may hold and sell real estate acquired as a result of the ownership of securities.

                  6.       Commodities

                  Each Portfolio may not purchase or sell physical commodities, except that it may (i) enter into futures contracts and options thereon in accordance with applicable law and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. No Portfolio will consider stock index futures contracts, currency contracts, hybrid investments, swaps or other similar instruments to be commodities.

                  7.       Loans

                  Each Portfolio may not make loans, except through the purchase of debt obligations and the entry into repurchase agreements or through lending of its portfolio securities. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Trust's Board of Trustees.

                  8.       Senior Securities

               Each Portfolio may not issue any senior security (as defined in the 1940 Act) except in compliance with applicable law.

         Non-Fundamental Policies

                  The following investment restrictions apply to each Portfolio, except as noted. These restrictions may be changed for any Portfolio by the Trust's Board of Trustees without a vote of that Portfolio's shareholders.

                  Each Portfolio may not:

                  (1) Purchase securities on margin, except that each Portfolio may: (a) make use of any short-term credit necessary for clearance of purchases and sales of portfolio securities and (b) make initial or variation margin deposits in connection with futures contracts, options, currencies, or other permissible investments;

                  (2) Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments; and then such mortgaging, pledging or hypothecating may not exceed 33 1/3 % of the respective total assets of each Portfolio. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin accounts for futures contracts, options, currencies or other permissible investments are not deemed to be mortgages, pledges, or hypothecations for these purposes;

                  (3) Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral explorations or development programs, except that the Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities;

                    (4) Invest in companies for the purpose of exercising management or control.

               In addition, as a matter of operating policy, the J.P. Morgan Select Equity, J.P. Morgan Quality Bond, J.P. Morgan Enhanced Index, J.P. Morgan Small Cap Stock, J.P. Morgan International Equity, Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett
          Developing  Growth,  Lord  Abbett  Growth and  Income and Lord  Abbett
          Growth Opportunities Portfolios will not invest in warrants (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio's net assets or if, as a result, more than 2% of the Portfolio's net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange.

                  The PIMCO Total Return Portfolio will not invest more than 5% of the Portfolio's net assets in warrants, including those acquired in units or attached to other securities. For purposes of the policy, warrants will be valued at the lower of cost or market, except that warrants acquired by the Portfolio in units with or attached to securities may be deemed to be without value.

                  The PIMCO Total Return Portfolio will not invest more than 5% of its net assets (taken at market value at the time of investment ) in any combination of interest only, principal only, or inverse floating rate securities.

                  With respect to borrowing, each Portfolio may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. A Portfolio may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Portfolio shares. A Portfolio may purchase additional securities so long as borrowings do not exceed 5% of its total assets.

                  With respect to loans of portfolio securities, as a matter of operating policy, each Portfolio will limit the aggregate of such loans to 33 1/3% of the value of the Portfolio's total assets.

                  With respect to real estate investments, as a matter of operating policy, the J.P. Morgan Quality Bond, J.P. Morgan Select Equity, J.P. Morgan Enhanced Index, J.P. Morgan International Equity, Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett Developing Growth, Lord Abbett Growth and Income, Lord Abbett Growth Opportunities and Putnam Research Portfolios will not invest in real estate limited partnership interests.

                  With respect to when-issued and delayed delivery securities, it is the policy of all Portfolios permitted to invest in such securities, to not enter into when-issued commitments exceeding in the aggregate 15% (except for the J.P. Morgan Quality Bond, PIMCO Total Return, Met/AIM Small Cap Growth, Met/AIM Mid Cap Equity and State Street Research Concentrated International Portfolios) of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments. There is no current policy limiting the percentage of assets of the J.P. Morgan Quality Bond, PIMCO Total Return, Met/AIM Small Cap Growth, Met/AIM Mid Cap Equity and State Street Research Concentrated International Portfolios which may be invested in when-issued commitments.

                  With respect to foreign currency transactions, a Portfolio may enter into transactions only with counterparties deemed creditworthy by the Portfolio's investment adviser. A Portfolio will not enter into a transaction to hedge currency exposure to an extent greater, after settling all transactions intended to wholly or partially offset other transactions, than the aggregate market values (at the time of entering into the transaction) of the securities held in its portfolio that are denominated, exposed to or generally quoted in or currently convertible into such currency other than with respect or cross hedging or proxy hedging.

                  With respect to swaps, a Portfolio (except for the Lord Abbett
         Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett Developing Growth, Lord Abbett Growth and Income and Lord Abbett Growth Opportunities Portfolios) will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's or Moody's or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality of the Portfolio's investment adviser.



                             PERFORMANCE INFORMATION

                  Total return and yield will be computed as described below.

         Total Return

                  Each Portfolio's "average annual total return" figures described and shown in the Prospectus are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                                  P(1+T)n = ERV

         Where: P = a hypothetical initial payment of $1000
          T = average annual total return
          n = number of years
          ERV = Ending Redeemable Value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 years (or other) periods at the end of the 1, 5, or 10 years (or other) periods (or fractional portion thereof).

                  The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholders' accounts. The total return figures do not reflect charges and deductions which are, or may be, imposed under the Contracts.

                  The performance of each Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, a Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period.



         Yield

                  From time to time, the Trust may quote the J.P. Morgan Quality Bond Portfolio's, the Lord Abbett Bond Debenture Portfolio's, the PIMCO Money Market Portfolio's and the PIMCO Total Return Portfolio's yield and effective yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis.

                  The  annualized  current  yield  for the  PIMCO  Money  Market
         Portfolio is computed by: (a) determining the net change in the value of a hypothetical pre-existing account in the Portfolio having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the PIMCO Money Market Portfolio may calculate a compound effective annualized yield by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

                  The 30-day yield for the Trust's other fixed income Portfolios will be calculated according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                              YIELD = 2[(a-b+1)6-1]
                                                                   cd

         Where:        a =      dividends and interest earned during the period

                    b    =   expenses   accrued   for   the   period   (net   of
                         reimbursement)

                    c = the average daily number of shares outstanding during the period that were entitled to receive dividends

                    d = the net asset value per share on the last day of the period

         For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by the Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

                  Yield   information  is  useful  in  reviewing  a  Portfolio's
         performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Portfolios' investment portfolios, portfolio maturity, operating expenses and market conditions.

                  It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Portfolio's investments, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur.


                  The yield for the seven day period ended December 31, 2001 for the PIMCO Money Market Portfolio was 1.17%.


         Non-Standardized Performance

                  In addition to the performance information described above, the Trust may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

                             PORTFOLIO TRANSACTIONS

                  Subject to the supervision and control of the Manager and the Trustees of the Trust, each Portfolio's Adviser is responsible for decisions to buy and sell securities for its account and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Brokerage commissions are paid on transactions in equity securities traded on a securities exchange and on options, futures contracts and options thereon. Fixed income securities and certain equity securities in which the Portfolios invest are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although prices of such securities usually include a profit to the dealer. In over-the-counter transactions, orders are placed directly with a principal market maker unless a better price and execution can be obtained by using a broker. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter generally referred to as the underwriter's concession or discount. Certain money market securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. U.S. government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. Each Portfolio's Adviser is responsible for effecting its portfolio transactions and will do so in a manner deemed fair and reasonable to the Portfolio and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at a favorable price. In selecting broker-dealers and negotiating commissions, an Adviser considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers that provide the Portfolios or their Advisers with brokerage and research services within the meaning of Section 28(e) of the Securities Exchange Act of 1934. Each Portfolio's investment adviser is of the opinion that, because this material must be analyzed and reviewed, its receipt and use does not tend to reduce expenses but may benefit the Portfolio or other accounts managed by the Adviser by supplementing the Adviser's research.


                  An Adviser, subject to seeking the most favorable price and best execution and in compliance with the Conduct Rules of the National Association of Securities Dealers, Inc., may consider sales of shares of the Trust as a factor in the selection of broker-dealers. The Board of Trustees has approved a Statement of Directed Brokerage Policies and Procedures for the Trust pursuant to which the Trust may direct the Manager to cause Advisers to effect securities transactions through broker-dealers in a manner that would help to generate resources to (i) pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment pursuant to the management agreement ("Directed Brokerage"); or (ii) reward brokers for past sales of Trust shares ("Reward Brokerage"). The Trustees will review the levels of Directed Brokerage and Reward Brokerage for each Portfolio on a quarterly basis.


                  An Adviser may effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through which a Portfolio effects its securities transactions may be used by the Portfolio's Adviser in servicing all of its accounts; not all such services may be used in connection with the Portfolio. In the opinion of each Adviser, it is not possible to measure separately the benefits from research services to each of its accounts, including a Portfolio. Whenever concurrent decisions are made to purchase or sell securities by a Portfolio and another account, the Portfolio's Adviser will attempt to allocate equitably portfolio transactions among the Portfolio and other accounts. In making such allocations between the Portfolio and other accounts, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Portfolio and the other accounts. In some cases this procedure could have an adverse effect on a Portfolio. In the opinion of each Adviser, however, the results of such procedures will, on the whole, be in the best interest of each of the accounts.

                  The Advisers to the Portfolios may execute portfolio transactions through certain of their affiliated brokers, if any, acting as agent in accordance with the procedures established by the Board of Trustees, but will not purchase any securities from or sell any securities to any such affiliate acting as principal for its own account.

                  The following table shows the amounts of brokerage commissions paid by the Portfolios during the fiscal year ended December 31, 2001 and for certain Portfolios' predecessor funds during the fiscal years ended December 31, 2000 and December 31, 1999.


                                                                         Brokerage Commissions Paid

                            Portfolio                           2001               2000             1999
                            ---------                           ----               ----             ----
        J. P. Morgan Quality Bond                                  $31,974             $19,038        $10,634
                                                                   =======
        J.P. Morgan Small Cap Stock                                106,480             104,913        128,288
                                                                   =======
        J.P. Morgan Enhanced Index                                 200,336             237,879        174,716
                                                                   =======
        J.P. Morgan Select Equity                                  326,825             301,646        564,579
                                                                   =======
        J.P. Morgan International Equity                           741,558             285,841        267,666
                                                                   =======
        Lord Abbett Bond Debenture                                  12,205               8,839          5,341
                                                                    ======
        Lord Abbett Mid-Cap Value                                  206,326             164,367        109,084
                                                                   =======
        Lord Abbett Developing Growth                               37,652              39,308         25,992
                                                                    ======
        Lord Abbett Growth & Income                              2,680,960           1,168,068       1,325,443(1)
                                                                 =========
        Lord Abbett Growth Opportunities                        17,496(3)                  NA                 NA
                                                                 ======
        Met/AIM Mid Cap Equity                                   4,536(2)                  NA                 NA
                                                                  =====
        Met/AIM Small Cap Growth                                 3,686(2)                  NA                 NA
                                                                  =====
        Janus Aggressive Growth                                 19,766(3)                  NA                 NA
                                                                 ======
        MFS Mid Cap Growth                                      30,275(3)                  NA                 NA
                                                                 ======
        MFS Research International                              73,473(3)                  NA                 NA
                                                                 ======
        Oppenheimer Capital Appreciation                        18,231(3)                  NA                 NA
                                                                 ======
        PIMCO Money Market                                           0(3)                  NA                 NA
                                                                      =
        PIMCO Total Return                                       2,395(3)                  NA                 NA
                                                                  =====
        PIMCO Innovation                                        42,599(3)                  NA                 NA
                                                                 ======
        Met/Putnam Research                                    105,097(3)                  NA                 NA
                                                                =======
        State Street Research Concentrated International        15,235(2)                  NA                 NA
                                                                 ======



         -----------------------
         (1)      For the period 1/8/99 through 12/31/99.
         (2)      For the period from 10/9/01 through 12/31/01.
         (3)      For the period from 2/12/01 through 12/31/01.













                  In 2001, the following Portfolios paid the amounts indicated to an affiliated broker of the Adviser.



                                                         Aggregate Brokerage
                                                         Commissions Paid to    Percentage of Total        Percentage of
                                      Affiliated              Affiliate         Brokerage Commissions     Commissionable
               Portfolio             Broker-Dealer                                                          Transactions
               =========                                                                                    ============
        J.P. Morgan Small Cap    Archipelago Holding,   $469                    0.44%                       0.59%
        =====================    =====================  ====                    =====                       =====
                                 LLC
        J.P. Morgan Select       Archipelago Holding,   $8                      0.00%                       0.00%
        ===================      =====================  ==                      =====                       =====
        Equity                   LLC
        ======                   ===
        Lord Abbett Developing   Corning & Co.          $72                     0.19%                        0.12%
        =======================  =============          ===                     =====                        =====
        Growth
        ======
        PIMCO Total Return       Deutsche Bank          $840                    35.07%                       25.88%
        ==================       =============          ====                    ======                       ======







                             MANAGEMENT OF THE TRUST

                  The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The
         Trustees meet periodically throughout the year to oversee the Portfolios' activities, reviewing, among other things, each Portfolio's performance and its contractual arrangements with various service providers. The Trustees elect the officers of the Trust who are responsible for administering the Trust's day-to-day operations.

         Trustees and Officers

                  The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 22 Corporate Plaza Drive, Newport Beach, California 92660. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees."

         The Trustees

         ----------------------------- ------------- ------------ ---------------------------------- ------------ ------------------
                                                                                                      Number of
                                                                                                     Portfolios
                                                        Term of                                       in Fund
                                       Position(s)    Office and                                      Complex            Other
                                       Held with       Length of     Principal Occupation(s)          overseen        Directorships
         Name, Age and Address         Registrant     Time Served      During Past 5 Years           by Trustee      Held by Trustee
         ---------------------         ----------     ----------     -----------------------         -----------    ----------------


         Elizabeth M. Forget*  (35)    President     From         Since January 2001, President of   21
                                      and Trustee   December      Met Investors Advisory LLC

                                                     2000 to      (formerly Met Investors Advisory
                                                     present.     Corp.); since July 2000,
                                                                  Executive Vice President of
                                                                  MetLife Investors Group, Inc.;
                                                                  from June 1996 to July 2000,
                                                                  Senior Vice President of
                                                                  Equitable Distributors, Inc. and
                                                                  Vice President of Equitable Life
                                                                  Assurance Society of the United
                                                                  States.


         Gregory P. Brakovich*  (49)   Executive     From         Since April 2000, Co-Chief         21          Board of
                                                                                                      ==
                                       Vice          December     Executive Officer of MetLife                    Councellors,
                                                                                                                  ===========
                                       President     2000 to      Investors Group, Inc. (formerly                 University of
                                       and Trustee   present.     Security First Group, Inc.),                   Southern California
                                                                  MetLife Investors Distribution                  College of
                                                                  Company and Met Investors                       Letters, Arts &
                                                                                                                  ===============
                                                                  Advisory LLC; from April 1996 to                Sciences; Board
                                                                                                                  ========
                                                                  April 2000, Co-Chief Executive                  member, University
                                                                  Officer and President of                        of Southern
                                                                  Equitable Distributors, Inc. and               California Catholic
                                                                  Senior Vice President of the                    Center; Board
                                                                  Equitable Life Assurance Society               member, St. Francis
                                                                  of the United States.                           High School Board

                                                                                                                  of Directors.
         ----------------------------- ------------- ------------ ---------------------------------- ------------ ------------------
         ---------------------------------------------------------------------------------------------------------------------------

         Disinterested Trustees
         ---------------------------------------------------------------------------------------------------------------------------
         ----------------------------- ------------- ------------ ---------------------------------- ------------ ------------------

         Stephen M. Alderman  (42)     Trustee       From         Since November 1991, Partner in    21
                                                                                                      =
                                                     December     the law firm of Garfield and
                                                     2000 to      Merel, Ltd.
                                                     present.

         Jack R. Borsting  (72)        Trustee       From         Since 2001, Professor of          21          Director, Plato
                                                                         ===================          ==
                                                     December     Business Administration and Dean                Learning, Inc.,
                                                                  =================================
                                                     2000 to      Emeritus, Marshall School of                    Whitman Education
                                                                  =============================
                                                     present.     Business, University of Southern                Group, Ivax
                                                                  =================================                     =
                                                                  California (USC); from 1995 to                 Diagnostics and Los
                                                                  ===============================                           ========
                                                                  2001, Executive Director, Center                Angeles Orthopedic
                                                                  =====                                           ==================
                                                                  for Telecom Management,                        Hospital.  Trustee
                                                                       =======                                    =================
                                                                  University of Southern                          of Institute of
                                                                                                                  ===============
                                                                  CaliforniaUSC; from 1988 to                     Defense Analyses
                                                                  ============================                    ================
                                                                  1995, Dean of Marshall School of                and The Rose Hills
                                                                  =================================               ==================
                                                                  Business, USC.                                  Foundation.
                                                                  =============                                   ==========

         Theodore A. Myers  (71)       Trustee       From         Since 1993, Financial              21          Trustee of 38 Van
                                                                                                      ==
                                                     December     Consultant.                                     Kampen American
                                                     2000 to                                                      Capital closed-end
                                                     present.                                                     funds.

         Tod A. Parrott  (64)          Trustee       From         Since June 1996, Managing          21          Director, U.S.
                                                                                                      ==
                                                     December     Partner, Rockaway Partners Ltd.                 Stock Transfer
                                                     2000 to      (financial consultants).                        Corporation;
                                                     present.                                                     Director Bonfire

                                                                                                                  Foundation.
                                                                                                                  Director, Los
                                                                                                                  Angeles Orthopedic
                                                                                                                  Hospital; Trustee,
                                                                                                                  Rose Hills
                                                                                                                  Foundation.

         Dawn M. Vroegop  (35)         Trustee       From         Since September 1999, Managing     21          Board Member - City
                                                                                                      ==          ==================
                                                     December     Director, Dresdner RCM Global                   College of San
                                                                                                                  ==============
                                                     2000 to      Investors; from July 1994 to                    Francisco
                                                                                                                  =========
                                                     present.     July 1999, Director, Schroder                   Foundation.
                                                                                                                  ===========

                                                                  Capital Management International.


         Roger T. Wickers  (67)        Trustee       From         Since 1995, retired; from 1980     21          From 1995 to 1998,
                                                                                                      ==
                                                     December     to 1995, Senior Vice President                  Chairman of the
                                                     2000 to      and General Counsel, Keystone                   Board of Directors
                                                     present.     Group Inc. and the Keystone                     of two American

                                                                  Group of Mutual Funds.                         International Group
                                                                                                                  mutual funds.
         ----------------------------- ------------- ------------ ---------------------------------- ------------ ------------------


         The Executive Officers
         ---------------------------------------------------------------------------------------------------------------------------
         ----------------------------- ------------- ------------ ---------------------------------- ------------ ------------------
         James A. Shepherdson, III     Executive     From         Since April 2000, Co-Chief
         (49)                          Vice          December     Executive Officer of MetLife
                                       President     2000 to      Investors Group, Inc., MetLife
                                                     present.     Investors Distribution Company

                                                                  and Met Investors Advisory LLC;
                                                                  from April 1996 to April 2000,
                                                                  Co-Chief Executive Officer and
                                                                  President of Equitable
                                                                  Distributors, Inc. and Senior
                                                                  Vice President of the Equitable
                                                                  Life Assurance Society of the
                                                                  United States.


         Richard C. Pearson  (58)      Vice          From         Since November 2000, Vice
                                       President     December     President, General Counsel and
                                       and           2000 to      Secretary of Met Investors
                                       Secretary     present.     Advisory LLC; from 1998 to
                                                                  November 2000, President,
                                                                  Security First Group, Inc.; from
                                                                  1983 to 1997, Senior Vice
                                                                  President, General Counsel,
                                                                  Security First Group, Inc.


         R. Mark Brandenberger (35)   Vice          From         Since June 2000, Executive Vice
                                 ==
                                       President,    December     President-CFO of MetLife
                                       Chief         2000 to      Investors Group, Inc., and since
                                       Financial     present.     March 2001, Met Investors
                                       Officer and                Advisory LLC and Met Investors
                                       Treasurer                  Distribution Company; from

                                                                  October   1996
                                                                  to June  2000,
                                                                  Vice President
                                                                  -    Strategic
                                                                  Planning    of
                                                                  Equitable
                                                                  Distributors,
                                                                  Inc.
         ----------------------------- ------------- ------------ ---------------------------------- ------------ ------------------

          * "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget and Mr. Brakovich are interested persons of the Trust as a result of their affiliation with the Manager and the Distributor.

         Committees of the Board


                  The Trust has a standing Audit Committee consisting of all of the Disinterested Trustees. The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Trust's financial statements; review with the Independent accountants the outline, scope and results of the annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Audit Committee held one meeting during the fiscal year ended December 31, 2001.


                  The Trust has a Nominating and Compensation Committee consisting of all the Disinterested Trustees. The Nominating and Compensation Committee's function is to nominate and evaluate Disinterested Trustee candidates and review the compensation arrangement for each of the Trustees. The Nominating and Compensation Committee will not consider nominees recommended by contract holders. The Nominating and Compensation Committee did not hold meetings during the fiscal year ended December 31, 2001.


                  The Trust has a Valuation Committee consisting of Elizabeth M. Forget, James A. Shepherdson, R. Mark Brandenberger, and such other officers of the Trust and the Manager, as well as such officers of any Adviser to any Portfolio as are deemed necessary by Ms. Forget, Mr. Shepherdson or Mr. Brandenberger from time to time, each of whom shall serve at the pleasure of the Board of Trustees as members of the Valuation Committee. This committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided. The Valuation Committee held nine meetings during the fiscal year ended December 31, 2001.


         Compensation of the Trustees

                  Each Trustee, who is not an employee of the Manager or any of its affiliates, currently receives from the Trust an annual fee of $20,000 plus (i) an additional fee of $2,000 for each regularly scheduled Board meeting attended, (ii) $2,000 for each special Board meeting attended, (iii) $1,000 for each special committee meeting attended, and (iv) $500 for each telephone meeting attended, plus reimbursement for expenses in attending in-person meetings.

         The table below sets forth the compensation paid to each of the current Trustees during the fiscal year ended December 31, 2001.




                                                                                      Total Compensation

                                                                 Aggregate            From Fund Complex

                                                                 Compensation from    Paid to Trustee

                   Name of Person, Position                      Trust

                   Elizabeth M. Forget, Trustee                  None                 None

                   Gregory P. Brakovich, Trustee
                                                                 None                 None
                   --------------------------------------------- -------------------- --------------------


                   --------------------------------------------- -------------------- --------------------
                   --------------------------------------------- -------------------- --------------------
                   Disinterested Trustees

                   Stephen M. Alderman                           $29,000              $29,000
                                                                 =======              =======
                   Jack R. Borsting                                27,000               27,000
                                                                 ========             ========
                   Theodore A. Myers                               29,000               29,000
                                                                 ========             ========
                   Tod A. Parrott                                  29,000               29,000
                                                                 ========             ========
                   Dawn M. Vroegop                                 29,000               29,000
                                                                 ========             ========
                   Roger T. Wickers                                29,000               29,000
                                                                 ========             ========



                  The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

               As of April 30, 2002, the officers and Trustees of the Trust as a group did not own any outstanding shares of the Trust.



                     INVESTMENT ADVISORY AND OTHER SERVICES

         The Manager

                  The Trust is managed by Met Investors Advisory LLC (formerly Met Investors Advisory Corp.) (the "Manager") which, subject to the supervision and direction of the Trustees of the Trust, has overall responsibility for the general management and administration of the Trust. MetLife Investors Group, Inc., an affiliate of Metropolitan Life Insurance Company, owns all of the outstanding common shares of the Manager and MetLife Distribution Company.

                  The Trust and Manager have entered into a Management Agreement dated December 8, 2000, as amended ("Management Agreement"), which was initially approved by the Board of Trustees on December 7, 2000 and by Security First Life Insurance Company (currently known as MetLife Investors USA Insurance Company), as initial shareholder of the Trust, on December 8, 2000. Subject always to the supervision and direction of the Trustees of the Trust, under the Management Agreement the Manager will have (i) overall supervisory responsibility for the general management  and  investment  of  each  Portfolio's  assets;  (ii)  full discretion  to select new or  additional  Advisers for each  Portfolio;
         (iii) full discretion to enter into and materially modify investment advisory agreements with Advisers; (iv) full discretion to terminate and replace any Adviser; and (v) full investment discretion to make all determinations with respect to the investment of a Portfolio's assets not then managed by an Adviser. In connection with the Manager's responsibilities under the Management Agreement, the Manager will assess each Portfolio's investment focus and will seek to implement decisions with respect to the allocation and reallocation of each Portfolio's assets among one or more current or additional Advisers from time to time, as the Manager deems appropriate, to enable each Portfolio to achieve its investment goals. In addition, the Manager will monitor compliance of each Adviser with the investment objectives, policies and restrictions of any Portfolio or Portfolios (or portions of any Portfolio) under the management of such Adviser, and review and report to the Trustees of the Trust on the performance of each Adviser. The Manager will furnish, or cause the appropriate Adviser(s) to furnish, to the Trust such statistical information, with respect to the investments that a Portfolio (or portions of any Portfolio) may hold or contemplate purchasing, as the Trust may reasonably request. On the Manager's own initiative, the Manager will apprise, or cause the appropriate Adviser(s) to apprise, the Trust of important developments materially affecting each Portfolio (or any portion of a Portfolio that they advise) and will furnish the Trust, from time to time, with such information as may be appropriate for this purpose. Further, the Manager agrees to furnish, or cause the appropriate Adviser(s) to furnish, to the Trustees of the Trust such periodic and special reports as the Trustees of the Trust may reasonably request. In addition, the Manager agrees to cause the appropriate Adviser(s) to furnish to third-party data reporting services all currently available standardized performance information and other customary data.

                  Under the Management Agreement, the Manager also is required to furnish to the Trust, at its own expense and without remuneration from or other cost to the Trust, the following:

         o Office space, all necessary office facilities and equipment.

         o Necessary executive and other personnel, including personnel for the performance of clerical and other office functions, other than those functions:

             o related to and to be performed under the Trust's contract or contracts for administration, custodial, accounting, bookkeeping, transfer and dividend disbursing agency or similar services by the entity selected to perform such services; or

             o related to the investment advisory services to be provided by any Adviser pursuant to an investment advisory agreement with the Manager ("Advisory Agreement").

         o Information and services, other than services of outside counsel or independent accountants or investment advisory services to be provided by any Adviser under an Advisory Agreement, required in connection with the preparation of all registration statements, prospectuses and statements of additional information, any supplements thereto, annual, semi-annual, and periodic reports to Trust shareholders, regulatory authorities, or others, and all notices and proxy solicitation materials, furnished to shareholders or regulatory authorities, and all tax returns.

                  As compensation for these services the Trust pays the Manager a monthly fee at the following annual rates of each Portfolio's average daily net assets:


        ----------------------------------------------------------- ----------------------------------------------------------
                                Portfolio                                                      Fee
        ----------------------------------------------------------- ----------------------------------------------------------
        ----------------------------------------------------------- ----------------------------------------------------------
        J.P. Morgan Quality Bond                                    0.55% of first $75 million of such assets plus 0.50% of
                                                                    such assets over $75 million
        ----------------------------------------------------------- ----------------------------------------------------------
        ----------------------------------------------------------- ----------------------------------------------------------
        J.P. Morgan Small Cap Stock                                 0.85%
        ----------------------------------------------------------- ----------------------------------------------------------
        ----------------------------------------------------------- ----------------------------------------------------------
        J.P. Morgan Enhanced Index                                  0.60% of first $50 million of such assets plus 0.55% of
                                                                    such assets over $50 million
        ----------------------------------------------------------- ----------------------------------------------------------
        ----------------------------------------------------------- ----------------------------------------------------------
        J.P. Morgan Select Equity                                   0.65% of first $50 million of such assets plus 0.60% of
                                                                    such assets over $50 million
        ----------------------------------------------------------- ----------------------------------------------------------
        ----------------------------------------------------------- ----------------------------------------------------------
        J.P. Morgan International Equity                            0.80% of first $50 million of such assets plus 0.75% of
                                                                    such assets over $50 million up to $350 million plus
                                                                    0.70% of such assets over $350 million
        ----------------------------------------------------------- ----------------------------------------------------------
        ----------------------------------------------------------- ----------------------------------------------------------
        Lord Abbett Bond Debenture                                  0.60%
        ----------------------------------------------------------- ----------------------------------------------------------
        ----------------------------------------------------------- ----------------------------------------------------------
        Lord Abbett Mid-Cap  Value                                  0.70%
                                                                    of     first
                                                                    $200 million
                                                                    of      such
                                                                    assets  plus
                                                                    0.65%     of
                                                                    such  assets
                                                                    over    $200
                                                                    million   up
                                                                    to      $500
                                                                    million plus
                                                                    0.625%    of
                                                                    such  assets
                                                                    over    $500
                                                                    million
        ----------------------------------------------------------- ----------------------------------------------------------
        ----------------------------------------------------------- ----------------------------------------------------------
        Lord Abbett Developing Growth                               0.75%
        ----------------------------------------------------------- ----------------------------------------------------------
        ----------------------------------------------------------- ----------------------------------------------------------
        Lord  Abbett  Growth   and  Income                          0.60%
                                                                    of     first
                                                                    $800 million
                                                                    of      such
                                                                    assets  plus
                                                                    0.55%     of
                                                                    such  assets
                                                                    over    $800
                                                                    million   up
                                                                    to        $2
                                                                    billion plus
                                                                    0.50%     of
                                                                    such  assets
                                                                    over      $2
                                                                    billion
        ----------------------------------------------------------- ----------------------------------------------------------
        ----------------------------------------------------------- ----------------------------------------------------------
        Lord Abbett Growth Opportunities                            0.70%     of
                                                                    first   $200
                                                                    million   of
                                                                    such  assets
                                                                    plus   0.65%
                                                                    of      such
                                                                    assets  over
                                                                    $200 million
                                                                    up  to  $500
                                                                    million plus
                                                                    0.625%    of
                                                                    such  assets
                                                                    over    $500
                                                                    million
        ----------------------------------------------------------- ----------------------------------------------------------
        ----------------------------------------------------------- ----------------------------------------------------------
        PIMCO Total Return                                          0.50%
        ----------------------------------------------------------- ----------------------------------------------------------
        ----------------------------------------------------------- ----------------------------------------------------------
        PIMCO Money Market                                          0.40%
        ----------------------------------------------------------- ----------------------------------------------------------
        ----------------------------------------------------------- ----------------------------------------------------------
        PIMCO Innovation                                            1.05%
        ----------------------------------------------------------- ----------------------------------------------------------
        ----------------------------------------------------------- ----------------------------------------------------------
        MFS  Mid   Cap  Growth                                      0.65%
                                                                    of     first
                                                                    $150 million
                                                                    of      such
                                                                    assets  plus
                                                                    0.625%    of
                                                                    such  assets
                                                                    over    $150
                                                                    million   up
                                                                    to      $300
                                                                    million plus
                                                                    0.60%     of
                                                                    such  assets
                                                                    over    $300
                                                                    million
        ----------------------------------------------------------- ----------------------------------------------------------
        ----------------------------------------------------------- ----------------------------------------------------------
        MFS  International  Research                                0.80%     of
                                                                    first   $200
                                                                    million   of
                                                                    such  assets
                                                                    plus   0.75%
                                                                    of      such
                                                                    assets  over
                                                                    $200 million
                                                                    up  to  $500
                                                                    million plus
                                                                    0.70%     of
                                                                    such  assets
                                                                    over $500 up
                                                                    to        $1
                                                                    billion plus
                                                                    0.65%     of
                                                                    such  assets
                                                                    over      $1
                                                                    billion
        ----------------------------------------------------------- ----------------------------------------------------------
        ----------------------------------------------------------- ----------------------------------------------------------
        Janus Aggressive Growth                                     0.80%
                                                                    of     first
                                                                    $100 million
                                                                    of      such
                                                                    assets  plus
                                                                    0.75%     of
                                                                    such  assets
                                                                    over    $100
                                                                    million   up
                                                                    to      $500
                                                                    million plus
                                                                    0.70%     of
                                                                    such  assets
                                                                    over    $500
                                                                    million
        ----------------------------------------------------------- ----------------------------------------------------------
        ----------------------------------------------------------- ----------------------------------------------------------
        Oppenheimer  Capital  Appreciation                          0.65%     of
                                                                    first   $150
                                                                    million   of
                                                                    such  assets
                                                                    plus  0.625%
                                                                    of      such
                                                                    assets  over
                                                                    $150 million
                                                                    up  to  $300
                                                                    million plus
                                                                    0.60%     of
                                                                    such  assets
                                                                    over    $300
                                                                    million   up
                                                                    to      $500
                                                                    million plus
                                                                    0.55%     of
                                                                    such  assets
                                                                    over    $500
                                                                    million
        ----------------------------------------------------------- ----------------------------------------------------------
        ----------------------------------------------------------- ----------------------------------------------------------
        Met/AIM Small Cap Growth                                    0.90%
        ----------------------------------------------------------- ----------------------------------------------------------
        ----------------------------------------------------------- ----------------------------------------------------------

        Met/AIM Mid Cap Equity                                      0.75%
                                                                     ====

        ----------------------------------------------------------- ----------------------------------------------------------
        ----------------------------------------------------------- ----------------------------------------------------------
        Met/Putnam Research                                         0.80% of first $250 million of such assets plus 0.75% of
                                                                    such assets over $250 million
        ----------------------------------------------------------- ----------------------------------------------------------
        ----------------------------------------------------------- ----------------------------------------------------------
        State Street Research Concentrated International            0.85%
        ----------------------------------------------------------- ----------------------------------------------------------
        ----------------------------------------------------------- ----------------------------------------------------------



        ----------------------------------------------------------- ----------------------------------------------------------


         From the management fees, the Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Adviser of each Portfolio.

                  The Manager and the Trust have also entered into an expense limitation agreement with respect to certain Portfolios ("Expense
         Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (with certain exceptions described in the Prospectus) of each such Portfolio are limited to the extent described in the "Management--Expense Limitation Agreement" section of the Prospectus.


                  In addition to the management fees, the Trust pays all expenses not assumed by the Manager, including, without limitation, charges for the services and expenses of the independent accountants and legal counsel retained by the Trust, for itself and its Disinterested Trustees, accounting and auditing services, interest, taxes, costs of printing and distributing reports to shareholders, proxy materials and prospectuses, charges of its administrator, custodian, transfer agent and dividend disbursing agent, registration fees, fees and expenses of the Trustees who are not affiliated persons of the Manager, insurance, brokerage costs, litigation, and other extraordinary or nonrecurring expenses. All general Trust expenses are allocated among and charged to the assets of the Portfolios of the Trust on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio. In addition, as discussed below under "Distribution of the Trust's Shares," the Class B, Class C and Class E shares of each Portfolio may pay for certain distribution - related expenses in connection with activities primarily intended to result in the sale of its shares.


                  The Management Agreement continues in force for two years from its commencement date, with respect to each Portfolio, and from year to year thereafter, but only so long as its continuation as to each Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Disinterested Trustees, by votes cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement provides that it shall terminate automatically if assigned, and that it may be terminated as to any Portfolio without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio upon 60 days' prior written notice to the Manager, or by the Manager upon 90 days' prior written notice to the Trust, or upon such shorter notice as may be mutually agreed upon.

                  In approving the Management Agreement, the Board of Trustees considered on a Portfolio-by-Portfolio basis the following factors: the nature and quality of the services to be provided by the Manager to the Trust; the Manager's personnel and operations; the Manager's financial condition; the level and method of computing each Portfolio's proposed management fee; comparative performance, fee and expense information for each of the Portfolios with predecessor funds and fee and expense information of comparable funds for each of the Portfolios that did not have a predecessor fund; the profitability of the Trust to the Manager; the direct and indirect benefits, if any, to be derived by the Manager from the relationship with the Trust, such as investment research the Manager could receive in connection with the Portfolios' brokerage commissions; and any possible conflicts of interest.

                  The Trust commenced operations in February, 2001. The following table shows the fees paid by the Portfolios to the Manager and any fee waivers or reimbursements during the fiscal year ended December 31, 2001 and by certain of the Portfolios' predecessors to the Manager or current affiliates of the Manager and any fee waivers or reimbursements during the fiscal years ended either December 31, 2000 and December 31, 1999.


                                                                        2001
                                                   -----------------------------------------------

                                                    Investment      Investment        Other
                                                    Management     Management       Expenses
                        Portfolio                    Fee Paid       Fee Waived     Reimbursed
                        ---------                    --------       --------         --------
        J. P. Morgan Quality Bond                       $649,876         $123,038       ---
                                                        ========         ========
        J.P. Morgan Small Cap Stock                      698,400          ---           ---
                                                         =======          ===
        J.P. Morgan Enhanced Index                     1,231,520           63,647       ---
                                                       =========           ======
        J.P. Morgan Select Equity                      1,277,190          ---           ---
                                                       =========          ===
        J.P. Morgan International Equity                 739,674           90,398       ---
                                                         =======           ======
        Lord Abbett Bond Debenture                     1,015,196           59,249       ---
                                                       =========           ======
        Lord Abbett Mid-Cap Value                        513,024           14,305       ---
                                                         =======           ======
        Lord Abbett Developing Growth                    285,289           85,700       ---
                                                         =======           ======
        Lord Abbett Growth and Income                  7,151,797            1,650       ---
                                                       =========            =====
        Lord Abbett Growth Opportunities                  28,302           28,302         147,377
                                                          ======           ======         =======
        Met/AIM Mid Cap Equity                             5,949            5,949          41,848
                                                           =====            =====          ======
        Met/AIM Small Cap Growth                          12,236           12,236          41,048
                                                          ======           ======          ======
        Janus Aggressive Growth                           51,898           51,898         138,647
                                                          ======           ======         =======
        MFS Mid Cap Growth                                76,853           76,853         106,382
                                                          ======           ======         =======
        MFS Research International                        63,191           63,191         259,695
                                                          ======           ======         =======
        Oppenheimer Capital Appreciation                  52,560           52,560         126,640
                                                          ======           ======         =======
        PIMCO Money Market                                34,302           34,302         108,649
                                                          ======           ======         =======
        PIMCO Total Return                               144,682          144,682           3,558
                                                         =======          =======           =====
        PIMCO Innovation                                  80,258           80,258         139,043
                                                          ======           ======         =======
        Met/Putnam Research                              167,571          167,571           9,098
                                                         =======          =======           =====
        State Street Research Concentrated                10,479           10,479          43,006
                                                          ======           ======          ======
        International




                                                                                   2000
                                                          --------------------------------------------------------
                                                             Investment         Investment       Other Expenses
                                                          Management Fee     Management Fee        Reimbursed
                   Portfolio                                  Paid              Waived           --------------
                   ---------                                  ----              ------
        J. P. Morgan Quality Bond                                 $497,568      $71,084                ---
        J.P. Morgan Small Cap Stock                                930,187         ---                 ---
        J.P. Morgan Enhanced Index                               1,733,404         ---                 ---
        J.P. Morgan Select Equity                                1,631,068         ---                 ---
        J.P. Morgan International Equity                         1,035,915         ---                 ---
        Lord Abbett Bond Debenture                               1,231,339       12,622                ---
        Lord Abbett Mid-Cap Value                                  405,814         ---                 ---
        Lord Abbett Developing Growth                              359,437       15,591                ---
        Lord Abbett Growth and Income                            5,626,286         ---                 ---


         -----------------------



                                                                                   1999
                                                         ---------------------------------------------------------
                                                            Investment          Investment       Other Expenses
                                                          Management Fee     Management Fee        Reimbursed
                                                                     ----               ----       ----------
                           Portfolio                           Paid               Waived
                           ---------                           ----               ------
        J. P. Morgan Quality Bond                                 $505,285        $59,975           ---
        J.P. Morgan Small Cap Stock                                687,540        32,598            ---
        J.P. Morgan Enhanced Index                               1,479,955        21,826            ---
        J.P. Morgan Select Equity                                1,507,688          412             ---
        J.P. Morgan International Equity                           905,709        55,853            ---
        Lord Abbett Bond Debenture                               1,210,327        21,437            ---
        Lord Abbett Mid-Cap Value                                  247,340        39,659            ---
        Lord Abbett Developing Growth                              203,145        42,877            ---
        Lord Abbett Growth and Income                         5,289,797(1)          ---             ---


         -----------------------

         (1)      For the period 1/8/99 through 12/31/99


         The Advisers

                  Pursuant to an Advisory Agreement with the Manager, each Adviser to a Portfolio furnishes continuously an investment program for the Portfolio, makes investment decisions on behalf of the Portfolio, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such Adviser and may perform certain limited related administrative functions in connection therewith. For its services, the Manager pays each Adviser a fee based on a percentage of the average daily net assets of the Portfolios.


                  Each Advisory Agreement will continue in force for one year (two years with respect to the Lord Abbett Growth Opportunities, PIMCO Total Return, PIMCO Money Market, PIMCO Innovation, MFS Mid Cap Growth, MFS Research International, Janus Aggressive Growth, Oppenheimer Capital Appreciation, Met/AIM Small Cap Growth, Met/AIM Mid Cap Equity, Met/Putnam Research and State Street Research Concentrated International Portfolios) from its commencement date, and from year to year thereafter, but only so long as its continuation as to a Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Disinterested Trustees by votes cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement provides that it shall terminate automatically if assigned or if the Management Agreement with respect to the related Portfolio terminates, and that it may be terminated as to a Portfolio without penalty by the Manager, by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio on not less than 60 days' prior written notice to the Adviser or by the Adviser on not less than 90 days' (60 days' with respect to Janus Aggressive Growth Portfolio) prior written notice to the Manager, or upon such shorter notice as may be mutually agreed upon.


                  Each Advisory Agreement provides that the Adviser shall not be subject to any liability to the Trust or the Manager for any act or omission in the course of or connected with rendering services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of the Adviser.

                  The  Board  of  Trustees   initially  approved  each  Advisory
         Agreement between the Manager and the respective Adviser on a Portfolio-by-Portfolio basis based on a number of factors relating to the Adviser's ability to perform under its Advisory Agreement. These factors included: the Adviser's management style and long-term performance record with comparable funds or with the Portfolio's predecessor fund, if applicable; the Adviser's current level of staffing and its overall resources; the Adviser's financial condition; and the Adviser's compliance systems and any disciplinary history.

                  The  Board of  Trustees  reapproved  the  Advisory  Agreements relating to the J. P. Morgan Quality Bond, J.P. Morgan Small Cap Stock, J.P. Morgan Enhanced Index, J.P. Morgan Select Equity, J.P. Morgan International Equity, Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett Developing Growth and Lord Abbett Growth and Income Portfolios based on a number of factors relating to each Adviser's ability to perform under its respective Advisory Agreement. These factors included: the Adviser's management style and long-term performance record with respect to each Portfolio; each Portfolio's performance record; the Adviser's current level of staffing and its overall resources; the Adviser's financial condition; the Adviser's compliance systems and any disciplinary history.

                  The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission ("Multi-Manager Order"). The Multi-Manager Order permits the Manager, subject to approval of the Board of Trustees, to: (i) select new or additional Advisers for the Trust's Portfolios; (ii) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and
         (iii) terminate and replace the Advisers without obtaining approval of the relevant Portfolio's shareholders. In such circumstances, shareholders would receive notice of such action, including the information concerning the Adviser that normally is provided in a proxy statement. However, the Manager may not enter into an investment advisory agreement with an "affiliated person" of the Manager (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser") unless the investment advisory agreement with the Affiliated Adviser, including compensation hereunder, is approved by the affected Portfolio's shareholders, including, in instances in which the investment advisory agreement pertains to a newly formed Portfolio, the Portfolio's initial shareholder. Although shareholder approval is not required for the termination of Advisory Agreements, shareholders of a Portfolio continue to have the right to terminate such agreements for the Portfolio at any time by a vote of a majority of outstanding voting securities of the Portfolio.

               J.P. Morgan  Investment  Management Inc. is the Adviser to the J.
          P. Morgan  Quality  Bond,  J.P.  Morgan Small Cap Stock,  J.P.  Morgan
          Enhanced Index, J.P. Morgan Select Equity and J.P. Morgan International Equity Portfolios.

               Lord, Abbett & Co. is the Adviser to the Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett Developing Growth, Lord Abbett Growth and Income and Lord Abbett Growth Opportunities Portfolios.

               Pacific Investment Management Company LLC is the Adviser to the PIMCO Total Return and PIMCO Money Market Portfolios.

               PIMCO Equity Advisors, a division of PIMCO Advisors L.P., is the Adviser to the PIMCO Innovation Portfolio.

               Massachusetts Financial Services Company is the Adviser to the MFS Mid Cap Growth and MFS Research International Portfolios.

               Janus Capital Corporation is the Adviser to the Janus Aggressive Growth Portfolio.

               Oppenheimer    Management    Corporation   (formerly   known   as
          OppenheimerFunds, Inc.) is the Adviser to the Oppenheimer Capital Appreciation Portfolio.

               A I M Capital Management, Inc. is the Adviser to the Met/AIM Small Cap Growth and Met/AIM Mid Cap Equity Portfolios.

               Putnam Investment Management LLC is the Adviser to the Met/Putnam Research Portfolio.

               State Street Research & Management Company is the Adviser to the State Street Research Concentrated International Portfolio.





                  The following table shows the fees paid with respect to the Portfolios to each Adviser by the Manager for the fiscal year ended December 31, 2001 and with respect to certain of the Portfolios' predecessors to each Adviser by the Manager or current affiliates of the Manager for the fiscal years ended December 31, 2000 and December 31, 1999.


                                                                             Advisory Fee Paid

                            Portfolio                           2001               2000               1999
                            ---------                           ----               ----               ----
        J. P. Morgan Quality Bond                             $345,170          $267,534           $271,530
                                                               ========
        J.P. Morgan Small Cap Stock                           496,263           656,603             485,322
                                                               =======
        J.P. Morgan Enhanced Index                            700,777          1,066,710            908,174
                                                               =======
        J.P. Morgan Select Equity                             857,549          1,022,968            947,039
                                                               =======
        J.P. Morgan International Equity                      505,888           707,276             620,473
                                                               =======
        Lord Abbett Bond Debenture                            608,809           820,893             806,885
                                                               =======
        Lord Abbett Mid-Cap Value                             340,203           304,360             185,505
                                                               =======
        Lord Abbett Developing Growth                         194,422           259,593             146,716
                                                               =======
        Lord Abbett Growth and Income                        4,308,450         3,462,330         3,328,207(1)
                                                              =========
        Lord Abbett Growth Opportunities                        18,186             ---                 ---
                                                                                   ===                 ===
        Met/AIM Mid Cap Equity                                 ----(2)             ---                 ---
                                                                   ===             ===                 ===
        Met/AIM Small Cap Growth                               ----(2)             ---                 ---
                                                                   ===             ===                 ===
        Janus Aggressive Growth                                35,673              ---                 ---
                                                                                   ===                 ===
        MFS Mid Cap Growth                                      42,784             ---                 ---
                                                                                   ===                 ===
        MFS Research International                             36,998              ---                 ---
                                                                                   ===                 ===
        Oppenheimer Capital Appreciation                       28,624              ---                 ---
                                                                                   ===                 ===
        PIMCO Money Market                                     11,750              ---                 ---
                                                                                   ===                 ===
        PIMCO Total Return                                     69,227              ---                 ---
                                                                                   ===                 ===
        PIMCO Innovation                                       61,117              ---                 ---
                                                                                   ===                 ===
        Met/Putnam Research                                    115,203             ---                 ---
                                                                                   ===                 ===
        State Street Research Concentrated International       ----(2)             ---                 ---
                                                                   ===             ===                 ===



         ------------------------

         (1)      For the period 1/8/99 through 12/31/99


         (2)      Advisory fee was waived by the Adviser


         The Administrator

                  Pursuant to an administration agreement ("Administration Agreement"), State Street Bank and Trust Company ("Administrator") assists the Manager in the performance of its administrative services to the Trust and provides the Trust with other necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust.


                  The Administrator was organized as a Massachusetts trust company. Its principal place of business is at One Federal Street, Boston, Massachusetts 02206. Under the Administration Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, at an annual rate of 0.05% of the average daily net assets of the Trust. The Administration Agreement shall remain in effect until December 31, 2002 and shall thereafter continue in effect for successive periods of one year, unless terminated by any party upon not less than sixty (60) days' prior written notice to the other party. For the fiscal period ended December 31, 2001, an aggregate of $3,084,600 was paid to the Administrator and its predecessor.


         The Distributor


                  The Trust has distribution agreements with MetLife Investors Distribution Company ("MID" or the "Distributor") in which MID serves as the Distributor for the Trust's Class A shares, Class B shares, Class C and Class E shares. MID is an indirect wholly-owned subsidiary of MetLife Investors Group, Inc., which is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company. MID's address is 22 Corporate Plaza Drive, Newport Beach, California 92660.


                  The Trust's distribution agreements with respect to the Class A, Class B, Class C and Class E shares ("Distribution Agreements") were initially approved by the Board of Trustees at Board meetings held on December 7, 2000 (Class A, Class B, Class C) and April 23, 2001 (Class
         E). The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement's continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of the Trust or a Portfolio and, if applicable, who have no direct or indirect financial interest in the operation of the Class B, Class C or Class E Distribution Plan or any such related agreement and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.

                  The Distributor or its affiliates for the Class A shares will pay for printing and distributing prospectuses or reports prepared for their use in connection with the offering of the Class A shares to prospective contract owners and qualified plan participants and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class A shares to prospective contract owners and qualified plan participants.

                  Pursuant to the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan, the Trust compensates the Distributor from assets attributable to the Class B, Class C and Class E shares, as applicable, for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Trust's Class B, Class C and Class E shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B, Class C and Class E shares. The Distributor may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the Class B, Class C and Class E shares.

                  The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan provide that the Trust, on behalf of each Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively of the average daily net assets of a Portfolio attributable to its Class B shares, Class C shares and Class E shares, respectively, in respect to activities primarily intended to result in the sale of Class B, Class C and Class E shares. However, under the Distribution Agreements, payments to the Distributor for activities pursuant to the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan are limited to payments at an annual rate equal to 0.25%, 0.50% and 0.15% of average daily net assets of a Portfolio attributable to its Class B shares, Class C shares and Class E shares, respectively. Under the terms of the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and the related Distribution Agreements, each Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B, Class C and Class E shares for such entities' fees or expenses incurred or paid in that regard.

                  Each of the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Trust with respect to Class B shares, Class C shares and Class E shares regardless of the level of expenditures by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and in connection with their annual consideration of the Class B Distribution Plan's, the Class C Distribution Plan's and the Class E Distribution Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the Class B, Class C and Class E shares of the Trust; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class B, Class C and Class E shares of the Trust; (c) holding seminars and sales meetings designed to promote the distribution of Class B, Class C and Class E shares of the Trust; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Trust investment objectives and policies and other information about the Trust and its Portfolios, including the performance of the Portfolios; (3) training sales personnel regarding the Class B, Class C and Class E shares of the Trust; and (f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class B, Class C and Class E shares.

                  A description of the Class B Distribution Plan with respect to the Class B shares and related services and fees thereunder is provided in the Prospectus for the Class B shares of the Portfolios. A description of the Class C Distribution Plan with respect to the Class C shares and related services and fees thereunder is provided in the Prospectus for the Class C shares of the Portfolios. On December 7, 2000, the Board of Trustees of the Trust, including the Disinterested Trustees unanimously approved the Class B Distribution Plan and the Class C Distribution Plan. A description of the Class E Distribution Plan with respect to the Class E shares and related services and fees thereunder is provided in the Prospectus for the Class E shares of the Portfolios. On April 23, 2001, the Board of Trustees of the Trust including the Disinterested Trustees unanimously approved the Class E Distribution Plan.

                  The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Distributor of the Class B, Class C and Class E shares in connection with the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by vote of a majority of the Trust's Board of Trustees, and of a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan or any Rule 12b-1 related agreement, as applicable. In addition, the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class B shares, Class C shares or Class E shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class B shares, Class C shares or Class E shares of the Portfolio, as applicable, or by vote of a majority of the Disinterested Trustees. The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan each also provides that it may not be amended to increase materially the amount (up to 0.50% [1.00% with respect to Class C and 0.25% with respect to Class E] of average daily net assets annually) that may be spent for distribution of Class B, Class C and Class E shares of any Portfolio without the approval of Class B, Class C and Class E shareholders, as applicable, of that Portfolio.

                  The Distributor for each class of shares will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, the Distributor currently offers shares of each Portfolio on a continuous basis to qualified pension and profit sharing plans and to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the Trust may from time to time be registered or where permitted by applicable law. The Distribution Agreement provides that the Distributor shall accept orders for shares at net asset value without a sales commission or sale load being charged. The Distributor has made no firm commitment to acquire shares of any Portfolio.

                  The table below shows the amount paid by each Portfolio to the Distributor pursuant to the Class B and Class E Distribution Plans for the year ended December 31, 2001:*




          Portfolio                   Total Distribution Fee Paid to Distributor
         ---------                    ------------------------------------------
        J. P. Morgan Quality Bond                            $4,863
                                                             ======
        J.P. Morgan Small Cap Stock                            628
                                                               ===
        J.P. Morgan Enhanced Index                            2,468
                                                              =====
        J.P. Morgan Select Equity                             3,833
                                                              =====
        J.P. Morgan International Equity                       814
                                                               ===
        Lord Abbett Bond Debenture                           17,949
                                                             ======
        Lord Abbett Mid-Cap Value                            11,116
                                                             ======
        Lord Abbett Developing Growth                         1,613
                                                              =====
        Lord Abbett Growth and Income                        60,055
                                                             ======
        Lord Abbett Growth Opportunities                      9,447
                                                              =====
        Met/AIM Mid Cap Equity                                1,983
                                                              =====
        Met/AIM Small Cap Growth                              3,400
                                                              =====
        Janus Aggressive Growth                              16,214
                                                             ======
        MFS Mid Cap Growth                                   20,764
                                                             ======
        MFS Research International                           16,495
                                                             ======
        Oppenheimer Capital Appreciation                     20,216
                                                             ======
        PIMCO Money Market                                   21,435
                                                             ======
        PIMCO Total Return                                   34,293
                                                             ======
        PIMCO Innovation                                     10,159
                                                             ======
        Met/Putnam Research                                  34,140
                                                             ======
        State Street Research Concentrated International      3,082
                                                             =====

                  *The Trust currently does not offer Class C shares.

         The amounts received by the Distributor have been used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B and Class E shares.

         Code of Ethics

                  The Trust, its Manager, its Distributor, and each of its Advisers, have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these Codes of Ethics permits the personnel of their respective organizations to invest in securities for their own accounts. A copy of each of the Codes of Ethics is on public file with, and is available from the Securities and Exchange Commission.

         Custodian

                  State Street Bank and Trust Company ("State Street Bank"), located at One Federal Street, Boston, Massachusetts 02206, serves as the custodian of the Trust. Under the custody agreement, State Street Bank holds the Portfolios' securities, provides fund accounting and keeps all necessary records and documents.

         Transfer Agent

                  State Street Bank also serves as transfer agent for the Trust.

         Legal Matters

                  Certain legal matters are passed on for the Trust by Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C.
         20006.

         Independent Auditors


                  Deloitte & Touche LLP, located at 200 Berkeley Street, Boston, Massachusetts 02116, serves as the Trust's independent auditors.


                              REDEMPTION OF SHARES

                  The Trust may suspend redemption privileges or postpone the date of payment on shares of the Portfolios for more than seven days during any period (1) when the New York Stock Exchange is closed or trading on the Exchange is restricted as determined by the Securities and Exchange Commission, (2) when an emergency exists, as defined by the Securities and Exchange Commission, which makes it not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the Securities and Exchange Commission may otherwise permit.

                  The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.

                                 NET ASSET VALUE

                  The net asset value per share of each Portfolio is determined as of the close of regular trading of the New York Stock Exchange (currently 4:00 p.m., New York City time), each day the Exchange is open for trading. Currently, the Exchange is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Portfolio securities for which the primary market is on a domestic or foreign exchange or which are traded over-the-counter and quoted on the NASDAQ System will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

                  In the case of any securities which are not actively traded, reliable market quotations may not be considered to be readily available. These investments are stated at fair value as determined under the direction of the Trustees. Such fair value is expected to be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

                  If any securities held by a Portfolio are restricted as to resale, their fair value will be determined following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

                  Notwithstanding the foregoing, short-term debt securities with maturities of 60 days or less will be valued at amortized cost.

                  The PIMCO Money Market Portfolio's investment policies and method of securities valuation are intended to permit the Portfolio generally to maintain a constant net asset value of $1.00 per share by computing the net asset value per share to the nearest $.01 per share. The Portfolio is permitted to use the amortized cost method of valuation for its portfolio securities pursuant to regulations of the Securities and Exchange Commission. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. The net asset value per share would be subject to fluctuation upon any significant changes in the value of the Portfolio's securities. The value of debt securities, such as those in the Portfolio, usually reflects yields generally available on securities of similar yield, quality and duration. When such yields decline, the value of a portfolio holding such securities can be expected to decline. Although the Portfolio seeks to maintain the net asset value per share of the Portfolio at $1.00, there can be no assurance that net asset value will not vary.

                  The Trustees of the Trust have undertaken to establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include the determination, at such intervals as the Trustees deem appropriate, of the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one half of one percent, the Trustees are required to promptly consider what action, if any, should be initiated.

                  With respect to Portfolios other than the PIMCO Money Market Portfolio, foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Trust's Board of Trustees. All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

                  The Manager may, from time to time, under the general supervision of the Board of Trustees or the valuation committee, utilize the services of one or more pricing services available in valuating the assets of the Trust. The Manager will continuously monitor the performance of these services.

                              FEDERAL INCOME TAXES

                  Each Portfolio intends to qualify each year as a "regulated investment company" under the Code. By so qualifying, a Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed.

                  In order to so qualify,  a Portfolio must, among other things,
         (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks or securities; and (2) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (a) at least 50% of the market value of the Portfolio's assets is represented by cash, government securities and other securities limited in respect of any one issuer to 5% of the value of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in securities of any one issuer (other than government securities).

                  As a regulated investment company, a Portfolio will not be subject to federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed, but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Portfolio (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Portfolio intends to satisfy the distribution requirement in each taxable year.

                  The Portfolios will not be subject to the 4% federal excise tax imposed on registered investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are either tax-exempt pension trusts or segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies.

                  The Trust intends to comply with section 817(h) of the Code and the regulations issued thereunder. As required by regulations under that section, the only shareholders of the Trust and its Portfolios will be life insurance company segregated asset accounts (also referred to as separate accounts) that fund variable life insurance or annuity contracts, tax-exempt pension trusts, and MetLife Investors USA Insurance Company, the initial shareholder of the Portfolios, and its affiliates. See the prospectus or other material for the Contracts for additional discussion of the taxation of segregated asset accounts and of the owner of the particular Contract described therein.

                  Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on the segregated asset accounts investing in the Portfolios of the Trust.
         These requirements, which are in addition to the diversification requirements applicable to the Trust under the 1940 Act and under the regulated investment company provisions of the Code, may limit the types and amounts of securities in which the Portfolios may invest. Failure to meet the requirements of section 817(h) could result in current taxation of the owner of the Contract on the income of the Contract.

                  The Trust may therefore find it necessary to take action to ensure that a Contract continues to qualify as a Contract under federal tax laws. The Trust, for example, may be required to alter the investment objectives of a Portfolio or substitute the shares of one Portfolio for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Portfolio and the approval of a majority of such shareholders and without prior approval of the Securities and Exchange Commission, to the extent legally required.

                  In certain foreign countries, interest and dividends are subject to a tax which is withheld by the issuer. U.S. income tax treaties with certain countries reduce the rates of these withholding taxes. The Trust intends to provide the documentation necessary to achieve the lower treaty rate of withholding whenever applicable or to seek refund of amounts withheld in excess of the treaty rate.

                  Portfolios that invest in foreign securities may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of a Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long a Portfolio held its investment. In addition, a Portfolio could be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. To avoid such tax and interest, a Portfolio's investment adviser intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains will be considered ordinary income, which a Portfolio will be required to distribute even though it has not sold the security.

                  ORGANIZATION AND CAPITALIZATION OF THE TRUST

                  The Trust is a Delaware business trust organized on July 27, 2000. A copy of the Trust's Agreement and Declaration of Trust, which is governed by Delaware law, is filed as an exhibit to the Trust's registration statement. The Trust is the successor to the Security First Trust and Cova Series Trust, the series of which were converted to Portfolios of the Trust, effective February 12, 2001.

                  The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.001 per share, of one or more series. Currently, the Trustees have established and designated twenty-three series. Each series of shares represents the beneficial interest in a separate Portfolio of assets of the Trust, which is separately managed and has its own investment objective and policies. The Trustees of the Trust have authority, without the necessity of a shareholder vote, to establish additional portfolios and series of shares. The shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable by the Trust. The shares have no preemptive, conversion or subscription rights and are fully transferable.

                  The Trust is authorized to issue four classes of shares (Class A, Class B, Class C and Class E) on behalf of each Portfolio. Currently, Class C shares are not offered. The Trust currently offers Class A and Class B shares on behalf of each Portfolio. Class E shares are currently offered on behalf of the MFS Mid Cap Growth, MFS Research International, PIMCO Total Return and PIMCO Innovation Portfolios. Class A shares are offered at net asset value and are not subject to distribution fees imposed pursuant to a distribution plan. Class B and Class E shares are offered at net asset value and are subject to distribution fees imposed pursuant to each Class' Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act.

                  The three classes of shares are currently offered under the Trust's multi-class distribution system approved by the Trust's Board of Trustees on December 7, 2000, which is designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. In addition, Class A shares of certain Portfolios are offered to qualified pension and retirement plans. Under the Trust's multi-class distribution system, shares of each class of a Portfolio represent an equal pro rata interest in that Portfolio and, generally, will have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.


                  The Trust continuously  offers its shares to separate accounts of insurance companies in connection with the Contracts and to qualified pension and retirement plans. Class A, Class B and Class E shares currently are sold to the following: (i) insurance company separate accounts in connection with Contracts issued by the following affiliated insurance companies - Metropolitan Life Insurance Company, MetLife Investors Insurance Company, MetLife Investors Insurance Company of California, First MetLife Investors Insurance Company, MetLife Investors USA Insurance Company, New England Financial Life Insurance Company, General American Life Insurance Company (collectively, "MetLife"); (ii) 401(k) plans. As of April 30, 2002, MetLife owned substantially all of the Trust's outstanding Class A, Class B and Class E shares and, as a result, may be deemed to be a control person with respect to the Trust.


                  As a "series" type of mutual fund, the Trust issues separate series of share of beneficial interest with respect to each Portfolio. Each Portfolio resembles a separate fund issuing a separate class of stock. Because of current federal securities law requirements, the Trust expects that its shareholders will offer to owners of the Contracts ("Contract owners") the opportunity to instruct them as to how shares allocable to their Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. To the Trust's knowledge, as of April 30, 2002 none of the Contracts currently owned entitled any individual to give voting instructions regarding more than 5% of the outstanding shares of any Portfolio.

                  The Trust may in the future offer its shares to separate accounts of other insurance companies. The Trust does not currently foresee any disadvantages to Contract owners arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with each other. However, it is theoretically possible that, at some time, the interests of various Contract owners participating in the Trust through their separate accounts might conflict. In the case of a material irreconcilable conflict, one or more separate accounts might withdraw their investments in the Trust, which would possibly force the Trust to sell portfolio securities at disadvantageous prices. The Trustees of the Trust intend to monitor events for the existence of any material irreconcilable conflicts between or among such separate accounts and will take whatever remedial action may be necessary.

                  The assets received from the sale of shares of a Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of a Portfolio are required to be segregated on the Trust's books of account and are to be charged with the expenses with respect to that Portfolio. Any general expenses of the Trust not readily attributable to a Portfolio will be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Portfolio and the other Portfolios.

                  Each share has one vote, with fractional shares voting proportionately. Shareholders of a Portfolio are not entitled to vote on any matter that requires a separate vote of the shares of another Portfolio but which does not affect the Portfolio. The Agreement and Declaration of Trust does not require the Trust to hold annual meetings of shareholders. Thus, there will ordinarily be no annual shareholder meetings, unless otherwise required by the 1940 Act. The Trustees of the Trust may appoint their successors until fewer than a majority of the Trustees have been elected by shareholders, at which time a meeting of shareholders will be called to elect Trustees. Under the Agreement and Declaration of Trust, any Trustee may be removed by vote of the Trustees or vote of two-thirds of the outstanding shares of the Trust. Holders of 10% or more of the outstanding shares can require the Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. If ten or more shareholders who have been such for at least six months and who hold in the aggregate shares with a net asset value of at least $25,000 inform the Trustees that they wish to communicate with other shareholders, the Trustees either will give such shareholders access to the shareholder lists or will inform them of the cost involved if the Trust forwards materials to the shareholders on their behalf. If the Trustees object to mailing such materials, they must inform the Securities and Exchange Commission and thereafter comply with the requirements of the 1940 Act.

                              FINANCIAL STATEMENTS


                  The financial statements of the Portfolios for the year ended December 31, 2001, including notes to the financial statements and financial highlights and the Report of Deloitte & Touche LLP, Independent Auditors, are included in the Annual Report of the Trust, which is incorporated by reference in this Statement of Additional Information. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements (including the Report of Independent Auditors) included in the Annual Report are incorporated herein by reference.

                                    APPENDIX

                               SECURITIES RATINGS

         Standard & Poor's Bond Ratings

                  A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt of a higher rated category. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for debt in this category than for higher rated categories. Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating "C" is reserved for income bonds on which no interest is being paid. Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Moody's Bond Ratings

                  Bonds which are rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category. Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Standard & Poor's Commercial Paper Ratings

                  "A" is the highest commercial paper rating category utilized by Standard & Poor's, which uses the numbers "1+", "1", "2" and "3" to denote relative strength within its "A" classification. Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities. The rating "C" is assigned to short-term debt obligations with a doubtful capacity for repayment. An issue rated "D" is either in default or is expected to be in default upon maturity.

         Moody's Commercial Paper Ratings

                  "Prime-1" is the highest commercial paper rating assigned by Moody's, which uses the numbers "1", "2" and "3" to denote relative strength within its highest classification of Prime. Commercial paper issuers rated Prime by Moody's have the following characteristics. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer terms, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

         Fitch IBCA, Inc. Commercial Paper Ratings. Fitch Investors Service L.P. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

          Duff & Phelps Inc. Commercial Paper Ratings. Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

         Thomson BankWatch, Inc. ("BankWatch") Commercial Paper Ratings. BankWatch will assign both short-term debt ratings and issuer ratings to the issuers it rates. BankWatch will assign a short-term rating ("TBW-1", "TBW-2", "TBW-3", or "TBW-4") to each class of debt (e.g., commercial paper or non-convertible debt), having a maturity of one-year or less, issued by a holding company structure or an entity within the holding company structure that is rated by BankWatch. Additionally, BankWatch will assign an issuer rating ("A", "A/B", "B", "B/C", "C", "C/D", "D", "D/E", and "E") to each issuer that it rates.

                  Various of the NRSROs utilize rankings within rating categories indicated by a + or -. The Portfolios, in accordance with industry practice, recognize such rankings within categories as graduations, viewing for example Standard & Poor's rating of A-1+ and A-1 as being in Standard & Poor's highest rating category.

                                TABLE OF CONTENTS

                            METROPOLITAN SERIES FUND


         Economic and Capital Market Review....................     A-1


         State Street Research Money Market Portfolio..........   MSF-1


         Lehman Brothers Aggregate Bond Index Portfolio........   MSF-5

         State Street Research Income Portfolio................  MSF-17

         Loomis Sayles High Yield Bond Portfolio...............  MSF-28


         State Street Research Diversified Portfolio...........  MSF-39

         Harris Oakmark Large Cap Value Portfolio..............  MSF-51

         Janus Growth Porfolio.................................  MSF-57

         MetLife Stock Index Portfolio.........................  MSF-63

         Putnam Large Cap Growth Portfolio.....................  MSF-75

         State Street Research Investment Trust Portfolio......  MSF-81

         T. Rowe Price Large Cap Growth Portfolio..............  MSF-87


         Janus Mid Cap Portfolio...............................  MSF-94

         MetLife Mid Cap Stock Index Portfolio................. MSF-100

         Neuberger Berman Partners Mid Cap Value Portfolio..... MSF-110

         State Street Research Aggressive Growth Portfolio..... MSF-116


         Franklin Templeton Small Cap Growth Portfolio......... MSF-122

         Russell 2000 Index Portfolio.......................... MSF-130

         State Street Research Aurora Small Cap Value Portfolio MSF-155

         T. Rowe Price Small Cap Growth Portfolio.............. MSF-163


         Morgan Stanley EAFE Index Portfolio................... MSF-173

         Putnam International Stock Portfolio.................. MSF-187

         Scudder Global Equity Portfolio....................... MSF-194


         Notes to Financial Statements......................... MSF-201

         Footnotes to Portfolio Manager Commentary............. MSF-212


A Portfolio may have a name and/or investment objective that is very similar to that of a publicly available mutual fund that is managed by the same money manager. These Portfolios are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in implementation of investment policies, cash flows, fees and size of the Portfolio.

Morgan Stanley sponsors the MSCI EAFE Index, Lehman Brothers sponsors the Lehman Brothers Aggregate Bond Index, Standard & Poor's sponsors the S&P 500 Index and the S&P 400 MidCap Index, and Frank Russell Company sponsors the Russell 2000 Index (together referred to as "index sponsors"). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the portfolios or make any representation regarding the advisability of investing in the Portfolios. The Index sponsors have no responsilbility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Metropolitan Series Fund, Inc. Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with MetLife and the Fund.

METROPOLITAN SERIES FUND, INC.



FEBRUARY 2002

TO OUR POLICYHOLDERS/CONTRACT OWNERS:

We are pleased to provide you with the 2001 Annual Reports for the investment portfolios in your MetLife variable annuity and variable life insurance products. These reports include performance histories, portfolio allocations and financial reports as of December 31, 2001, as well as an outlook and strategy for each portfolio. The reports are designed to help you make an informed decision about how to allocate your money within your variable product.

MetLife offers a wide choice of investment and protection programs, including several variable life and variable annuity products, to help you meet your financial objectives. We are committed to meeting your expectations by providing quality products with strong performance potential and high service standards.

As an added service, MetLife now offers electronic delivery of your variable annuity and variable life annual and semi-annual reports, prospectuses, and other informational documents. With electronic delivery, you can view and save your documents on-line, rather than receive them in the mail. If you're interested in going "paperless", see the inside front cover of this report for instructions on how to enroll today!

Feel free to contact your Registered Representative with any questions you may have regarding your product's current asset allocation and other strategies that can help you build financial freedom. Thank you for choosing MetLife for our variable insurance and/or variable annuity needs.

Sincerely,

/s/ Mary Ann Brown

Mary Ann Brown
Head of Individual Business Product Management
MetLife Enterprise

METROPOLITAN SERIES FUND, INC.

 ECONOMIC AND CAPITAL MARKET REVIEW: 2001



ECONOMY
The year opened with the U.S. economy already slowing and in danger of slipping into a recession for the first time in over ten years. In early January 2001, the Federal Reserve initiated the first of what would be a series of interest rate cuts throughout the year in an effort to lift the slumping economy. While capital spending within the corporate sector sank dramatically during 2000, the consumer sector had remained relatively buoyant and kept the economy afloat even into the first quarter of 2001. However, adverse factors continued to mount during the first half of 2001 to test the resolve of the consumer: the equity market's decline continued to erode the perceived wealth of millions of Americans, rising unemployment and massive layoffs raised concerns about their financial security and the shrinking federal budget surplus foreshadowed tough decisions regarding tax and budget cuts. With the economy already teetering on the brink, the horrific terrorist attacks of September 11th most likely pushed it over the edge and into a recession. While the travel, insurance, and financial sectors were obviously impacted, all industries sensitive to the fluctuations in the economy were eventually affected as well.

Prior to the release of the preliminary fourth quarter Gross Domestic Product number in late January, economists and other "experts" were predicting that the economy would shrink 1.4% during the fourth quarter. Unexpectedly, due to a jump in government spending and a surprisingly strong consumer sector, the economy actually grew at a modest, but still positive real annualized rate of +0.2%. However, before we claim victory over recession, we should note the economy actually shrank on a "current dollar" basis, but because of a drop in the price deflator, the GDP was slightly positive on a "constant dollar" basis in which it is normally reported. In any case, the economy remains weak. For the entire year, the U.S. economy grew at real rate of only 0.1%. Other key economic statistics that show the extent of the deterioration of the economy over the year include: the 5.8% drop in Industrial Production, a decline of Capacity Utilization from 80% to 74%, the rise of the Unemployment Rate from 4.0% to 5.8%, the loss of nearly 2 million jobs, and the sharp drop in Consumer Confidence Index from 128.6 to 93.7. The virtual non-existence of inflation is also evidence of a very weak economy.

FIXED INCOME MARKET
In an environment of mostly declining interest rates, the broad bond market produced positive returns during 2001 as measured by the +8.4% return of the Lehman Brothers Aggregate Bond Index. The Federal Reserve Board initiated eleven rate cuts throughout the year that moved the Fed Funds Target Rate from 6.50% to a forty year low of 1.75%. These actions pushed short-term interest rates sharply lower as seen by the change in the Three Month Treasury Bill yield from 5.9% to 1.7%. However, at longer maturities, yields actually rose slightly, as seen by the rise in the yield of the Ten Year Treasury from 4.9% to 5.0%.

In a reversal from 2000, the investment grade credit sectors of Industrial and Yankee bonds produced superior total returns compared to the higher credit rated Government sectors of Treasuries and Agencies. However, investors did not embrace higher risk entirely, as the High Yield and Emerging Market

                                     [CHART]

                           1 Years      3 Years        5 Years        10 Years
                         Annualized    Annualized    Annualized      Annualized
                       Total Return   Total Return   Total Return   Total Return
                       ------------   ------------   ------------   ------------

U.S. STOCKS                (11.9%)        (1.0%)        10.7%           12.9%
Standard & Poor's 500
Composite Stock Price
(S&P 500) Index

U.S. MID CAP STOCKS         (0.6%)         10.2%        16.1%           15.0%
Standard & Poor's
Mid Cap 400
(S&P 400) Index

U.S. SMALL CAP STOCKS        2.5%           6.4%         7.5%           11.5%
Russell 2000(R) Index

INTERNATIONAL STOCKS        (21.4%)        (5.1%)        0.9%            4.5%
MSCI EAFE(R) Index

U.S. BONDS                    8.4%          6.3%         7.4%            7.2%
Lehman Brothers
Aggregate Bond
Index

METROPOLITAN SERIES FUND, INC.

sectors trailed all other sectors. Consistent with the uneven shift of the yield curve, bonds with short or intermediate maturities did better than bonds with longer maturities. Despite the weaker economy, the yield spreads between Treasury and investment grade corporate bonds were actually narrower at the end of the year than they were at the beginning. Many analysts believe that the worst is behind us and expect a recovery by the middle of 2002. Even though the spread between the High Yield sector and Treasuries narrowed, it still remains much wider than it was at the end of 1998.

DOMESTIC EQUITIES
Common stocks fell again in 2001. This was the first time since 1974 that equities have declined in two calendar years in a row. Declining corporate profits, prospects for a weaker economy, stock valuations perceived by many as still being too high, and of course the September 11th terrorist attacks were seen as the primary factors for the market decline. While the Standard & Poor's 500 Index finished the year with a -11.9% return, it was a seesaw year as stock investors vacillated between pessimism and optimism. The market declined 11.9% in the first quarter, rose 5.9% in the second, declined 14.7% in the third quarter, and finished the year with 10.7% rise in the final quarter of the year.

Small Cap stocks (Russell 2000 Small Cap Index: +2.5%) did much better than Large Cap Stocks (Russell 1000 Index: -12.5%). Stocks of the largest companies (Russell Top 200: Index: -14.6) did even worse. Value style stocks, although still negative, did better than Growth style stocks for the second year in a row. Investors also shifted their focus between growth and value styles throughout the year. Real Estate Investment Trusts and Consumer Cyclicals were the best performing sectors during the year, while Utilities and Technology were the weakest.

INTERNATIONAL EQUITIES
Foreign equities were also down for the year as economic growth and corporate profits stagnated outside the U.S. as well. Developed countries, as measured by the MSCI EAFE Index, produced a -21.4% total return for the dollar-based investor for the year. Some of this decline can be attributed to the dollar's strength relative to most other currencies. Japan and Continental Europe were both down more than 20%, while the United Kingdom was down only 14%. As in the U.S., value stocks held up better than growth stocks within the foreign markets. Emerging market countries, led by strong positive growth in Asia, produced a modest positive return of 1.8%.

ECONOMIC OUTLOOK
Equity investors are hoping to build on a strong fourth quarter, but much will depend on the duration of the recession and the strength of any recovery. Weakness in the equity markets in early 2002 indicates that it will not be an easy or certain road. While the -4.9% change in the Lagging Economic Indicators Index over the course of year confirms the weak economy in 2001, the +2.4% change in the Leading Economic Indicators Index over the same period may bode well for 2002. Most economists are predicting the economy will come out of the recession by the middle of 2002 and settle into a modest rate of growth by the year's end.
                                     Prepared by MetLife Advisers, LLC
                                       A-2

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH MONEY MARKET PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS


 INVESTMENT OBJECTIVE
 TO ACHIEVE THE HIGHEST POSSIBLE CURRENT INCOME CONSISTENT WITH PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY.

 INCEPTION DATE  6/24/83

 ASSET CLASS
 CASH/
 CASH EQUIVALENT

  NET ASSETS
  $49.3 MILLION

  PORTFOLIO
   MANAGER
  KEVIN J. LEMA

PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2001, the State Street Research Money Market Portfolio returned 3.8%. The average return of the Portfolio's peer group, the Lipper Variable Insurance Products Money Market Funds universe/15/, was 3.7% for the year. The portfolio's performance can be attributed primarily to declining short-term interest rates, which brought yields down on money market instruments throughout the year.

PORTFOLIO ACTIVITY
The portfolio's return dropped from one year ago as short-term interest rates moved lower as the Federal Reserve Board cut short-term interest rates throughout the year. In an attempt to spark an economic recovery, the Federal Reserve Board cut short-term interest rates 11 times, beginning in January of 2001. The Fed Funds rate -- which member banks pay to borrow from the central bank -- declined from 6.50% to 1.75% -- its lowest point in 40 years. Weak business spending, a slowdown in consumer spending, a declining stock market, and a fall-off in manufacturing were additional factors in the Fed's aggressive moves. Although these actions brought yields on money market funds down, they came down slower than yields on money market instruments and investors took advantage of the lag. Taxable institutional money market fund assets rose above $1 trillion for the first time in 2001.

PORTFOLIO OUTLOOK/A/
The potential for further interest rate cuts to revive U.S. economic growth and continuing concerns about the quality of corporate credits could keep money market yields low and demand high in the year ahead. The fund continues to invest only in high quality first-tier money market instruments such as corporate and domestic bank paper, as well as the paper of Canadian banks and provinces. The fund will continue to seek the highest possible current income consistent with preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                            AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
                              STATE STREET RESEARCH
                             MONEY MARKET PORTFOLIO

                                           SRR MONEY
                                            MARKET
                                           PORTFOLIO

                           1 Year             3.8%
                           3 Years            5.0
                           5 Years            5.1
                           10 Years           4.6
                           Since Inception    6.1

--------------------------------------------------------------------------------

 Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                See footnotes to Portfolio Manager Commentary.

                                      MSF-1

METROPOLITAN SERIES FUND, INC.
STATE SREET RESEARCH MONEY MARKET PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMERCIAL PAPER--100.1% OF TOTAL NET ASSETS



  FACE                                   INTEREST MATURITY     VALUE
  AMOUNT   ISSUE                            RATE     DATE     (NOTE 1A)

           AEROSPACE & DEFENSE--4.1%
$2,000,000 United Technologies Corp......  2.95%   1/18/2002 $ 1,997,214
                                                             -----------

           ASSET BACKED--19.9%
 1,000,000 Windmill Funding Corp.........  2.10%    1/2/2002     999,942
 1,000,000 CXC, Inc......................  2.32%   1/11/2002     999,355
 1,000,000 CXC, Inc......................  2.28%   1/17/2002     998,987
 2,000,000 Delaware Funding Corp.........  2.32%   1/22/2002   1,997,293
   600,000 Kittyhawk Funding Corp........  2.00%   1/25/2002     599,200
   900,000 Verizon Global Funding........  2.35%    2/5/2002     897,944
   437,000 Kittyhawk Funding Corp........  1.90%    2/7/2002     436,147
 1,000,000 Preferred Receivables Funding
            Corp.........................  1.80%   2/28/2002     997,100
   900,000 Kittyhawk Funding Corp........  1.83%    3/8/2002     896,980
 1,000,000 Verizon Global Funding........  1.81%   4/18/2002     994,620
                                                             -----------
                                                               9,817,568
                                                             -----------

           BANKS--4.0%
   950,000 Wells Fargo & Co..............  2.32%    3/8/2002     945,959
 1,050,000 Wells Fargo & Co..............  1.82%   3/26/2002   1,045,541
                                                             -----------
                                                               1,991,500
                                                             -----------

           COMMUNICATION SERVICES--3.8%
   889,000 SBC Communications, Inc.......  2.02%   1/30/2002     887,554
 1,000,000 SBC Communications, Inc.......  2.00%    3/1/2002     996,722
                                                             -----------
                                                               1,884,276
                                                             -----------

           COSMETICS & TOILETRIES--4.4%
   700,000 Proctor & Gamble Co...........  1.77%   2/26/2002     698,073
 1,500,000 Proctor & Gamble Co...........  2.01%   3/14/2002   1,493,970
                                                             -----------
                                                               2,192,043
                                                             -----------

           DRUGS & HEALTH CARE--3.6%
 1,000,000 Merck & Co., Inc..............  1.77%   3/28/2002     995,772
   800,000 Merck & Co., Inc..............  2.00%   4/29/2002     794,755
                                                             -----------
                                                               1,790,527
                                                             -----------

           FEDERAL AGENCIES--6.8%
 1,000,000 Federal Home Loan Mortgage....  1.80%   3/15/2002     996,350
   388,000 Federal National Mortgage
            Association..................  1.85%    5/3/2002     385,567
 2,000,000 Federal National Mortgage
            Association..................  1.79%   6/13/2002   1,983,791
                                                             -----------
                                                               3,365,708
                                                             -----------

           FINANCE & BANKING--19.0%
 1,141,000 American Express Credit Corp..  1.70%    1/2/2002   1,140,946
 1,000,000 Sheffield Receivables Corp....  1.95%    1/4/2002     999,838
 1,000,000 Goldman Sachs Group, L.P......  3.35%   1/15/2002     998,697
   850,000 Sheffield Receivables Corp....  2.08%   1/22/2002     848,969
 1,000,000 General Electric Capital Corp.  2.22%   1/25/2002     998,520
 1,000,000 General Electric Capital Corp.  2.17%   1/25/2002     998,553
 1,000,000 Toronto Dominion Holdings.....  1.94%   2/14/2002     997,629
   400,000 Goldman Sachs Group, L.P......  2.22%   2/20/2002     398,767



   FACE                                   INTEREST MATURITY     VALUE
  AMOUNT   ISSUE                            RATE     DATE     (NOTE 1A)

           FINANCE & BANKING--(CONTINUED)
$1,000,000 Toronto Dominion Holdings.....  1.77%   3/14/2002 $   996,460
 1,000,000 Goldman Sachs Group, L.P......  1.72%   3/15/2002     996,512
                                                             -----------
                                                               9,374,891
                                                             -----------

           FINANCIAL SERVICES--8.9%
   400,000 Caterpillar Financial Services
            N.V..........................  2.34%   1/14/2002     399,662
 1,000,000 Household Finance Corp........  2.34%   1/24/2002     998,505
   500,000 Household Finance Corp........  2.31%   1/25/2002     499,230
   500,000 Caterpillar Financial Services
            N.V..........................  2.20%   2/12/2002     498,717
   900,000 Household Finance Corp........  1.77%   4/16/2002     895,354
 1,100,000 Caterpillar Financial Services
            N.V..........................  1.83%   5/20/2002   1,092,227
                                                             -----------
                                                               4,383,695
                                                             -----------

           FOOD & BEVERAGES--3.4%
   682,000 Coca Cola Co..................  1.80%   1/16/2002     681,489
 1,000,000 Coca Cola Co..................  2.24%    2/1/2002     998,071
                                                             -----------
                                                              1,679,560
                                                             -----------

           FOREIGN GOVERNMENT--8.1%
 1,000,000 Province of British Columbia..  1.95%   2/22/2002     997,183
 1,000,000 Province of British Columbia..  1.86%   2/27/2002     997,055
 1,000,000 Province of Quebec............  2.06%   3/28/2002     995,079
 1,000,000 Province of Ontario...........  1.98%    6/6/2002     991,420
                                                             -----------
                                                               3,980,737
                                                             -----------

           INVESTMENT BROKERAGE--5.1%
 1,000,000 Morgan Stanley Dean Witter
            & Co.........................  2.35%   1/11/2002     999,347
 1,500,000 J.P. Morgan Chase & Co........  1.86%   2/11/2002   1,496,823
                                                             -----------
                                                               2,496,170
                                                             -----------

           LEISURE--4.4%
 1,000,000 Park Avenue Recreation Corp...  2.32%   1/16/2002     999,033
   400,000 Park Avenue Recreation Corp...  2.10%   1/28/2002     399,370
   751,000 Park Avenue Recreation Corp...  2.05%    2/1/2002     749,674
                                                             -----------
                                                               2,148,077
                                                             -----------

           PUBLISHING--4.6%
 1,500,000 McGraw-Hill, Inc..............  1.85%   3/22/2002   1,493,833
   800,000 McGraw-Hill, Inc..............  2.05%    4/5/2002     795,718
                                                             -----------
                                                               2,289,551
                                                             -----------
           Total Commercial Paper
            (Cost $49,391,517)....................            49,391,517
                                                             -----------
           Total Investments--100.1%
            (Cost $49,391,517) (a)................            49,391,517
           Other assets less liabilities..........               (64,301)
                                                             -----------
           TOTAL NET ASSETS--100.0%...............           $49,327,216
                                                             ===========


(a)The aggregate cost for Federal income tax purposes was $49,391,517.

                See accompanying notes to financial statements.

                                      MSF-2

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH MONEY MARKET PORTFOLIO

 STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2001


         ASSETS
           Investments at value...................         $49,391,517
           Cash...................................               8,037
           Receivable for:
            Fund shares sold......................               5,223
           Prepaid Expenses.......................                 283
                                                           -----------
             Total Assets.........................          49,405,060
         LIABILITIES
           Payable for:
            Fund shares redeemed.................. $34,181
           Accrued expenses:
            Management fees.......................  10,286
            Other expenses........................  33,377
                                                   -------
             Total Liabilities....................              77,844
                                                           -----------
         NET ASSETS...............................         $49,327,216
                                                           ===========
           Net assets consist of:
            Capital paid in.......................         $49,326,348
            Undistributed net investment income...                 982
            Accumulated net realized gains
             (losses).............................                (114)
                                                           -----------
         NET ASSETS...............................         $49,327,216
                                                           ===========
         Computation of offering price:
         Net asset value and redemption price per
          share ($49,327,216 divided by
          4,867,934 shares of beneficial interest)         $     10.13
                                                           ===========
         Identified cost of investments...........         $49,391,517
                                                           ===========

 STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001


           INVESTMENT INCOME
             Interest...........................          $1,985,925
           EXPENSES
             Management fees.................... $119,563
             Directors fees and expenses........   13,746
             Custodian..........................   47,193
             Audit and tax services.............   16,290
             Legal..............................    1,186
             Printing...........................   19,860
             Insurance..........................    2,575
             Miscellaneous......................    3,595
                                                 --------
               Total expenses...................             224,008
                                                          ----------
           NET INVESTMENT INCOME................           1,761,917
                                                          ----------
           NET INCREASE (DECREASE) IN NET ASSETS
            FROM OPERATIONS.....................          $1,761,917
                                                          ==========


                See accompanying notes to financial statements.

                                      MSF-3

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH MONEY MARKET PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED   YEAR ENDED
                                                                     DECEMBER 31, DECEMBER 31,
                                                                         2001         2000
                                                                     ------------ ------------
FROM OPERATIONS
  Net investment income............................................. $ 1,761,917  $ 3,668,769
  Net realized gain (loss)..........................................           0           (6)
                                                                     -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   1,761,917    3,668,763
                                                                     -----------  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income............................................  (1,760,935)  (3,703,606)
                                                                     -----------  -----------
  TOTAL DISTRIBUTIONS...............................................  (1,760,935)  (3,703,606)
                                                                     -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   1,029,934   (3,213,848)
                                                                     -----------  -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   1,030,916   (3,248,691)

NET ASSETS
  Beginning of the year.............................................  48,296,300   51,544,991
                                                                     -----------  -----------
  End of the year................................................... $49,327,216  $48,296,300
                                                                     ===========  ===========
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the year................................................... $       982  $         0
                                                                     ===========  ===========

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                      YEAR ENDED                YEAR ENDED
                                                                   DECEMBER 31, 2001         DECEMBER 31, 2000
                                                               ------------------------   ------------------------
                                                                 SHARES         $          SHARES         $
                                                               ----------  ------------  ----------  ------------
  Sales.......................................................  3,706,003  $ 38,239,889   4,639,469  $ 48,836,954
  Reinvestments...............................................    173,868     1,760,935     365,047     3,703,606
  Redemptions................................................. (3,773,580)  (38,970,890) (5,226,435)  (55,754,408)
                                                               ----------  ------------  ----------  ------------
  Increase (decrease) derived from capital share transactions.    106,291  $  1,029,934    (221,919) $ (3,213,848)
                                                               ==========  ============  ==========  ============

 FINANCIAL HIGHLIGHTS


                                                                   YEAR ENDED DECEMBER 31,
                                                         -------------------------------------------
                                                          2001     2000     1999     1998     1997
                                                         -------  -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF YEAR...................... $ 10.14  $ 10.34  $ 10.35  $ 10.38  $ 10.44
                                                         -------  -------  -------  -------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................................    0.39     0.65     0.51     0.54     0.54
                                                         -------  -------  -------  -------  -------
  Total from investment operations......................    0.39     0.65     0.51     0.54     0.54
                                                         -------  -------  -------  -------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income..............   (0.40)   (0.85)   (0.52)   (0.57)   (0.60)
                                                         -------  -------  -------  -------  -------
  Total distributions...................................   (0.40)   (0.85)   (0.52)   (0.57)   (0.60)
                                                         -------  -------  -------  -------  -------
NET ASSET VALUE, END OF YEAR............................ $ 10.13  $ 10.14  $ 10.34  $ 10.35  $ 10.38
                                                         =======  =======  =======  =======  =======
TOTAL RETURN (%)........................................     3.8      6.2      4.9      5.2      5.2
Ratio of operating expenses to average net assets (%)...    0.47     0.37     0.42     0.48     0.49
Ratio of net investment income to average net assets (%)    3.68     6.02     4.81     5.11     5.08
Net assets, end of period (000)......................... $49,327  $48,296  $51,545  $41,185  $39,480

                See accompanying notes to financial statements.

                                      MSF-4

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS


 INVESTMENT OBJECTIVE
 TO EQUAL THE PERFORMANCE OF THE LEHMAN BROTHERS AGGREGATE BOND INDEX.

 INCEPTION DATE  11/9/98

 ASSET CLASS
 U.S. BONDS

 NET ASSETS
 $270.7 MILLION

 PORTFOLIO  MANAGEMENT
 METLIFE INVESTMENT  DEPARTMENT

PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2001, the Class A shares of the Lehman Brothers Aggregate Bond Index Portfolio returned 7.4%, while its benchmark, the Lehman Brothers Aggregate Bond Index/1/, returned 8.4% over the same time period. An Index portfolio cannot exactly duplicate its benchmark Index's return because of differences that result primarily from sampling, pricing, and transaction costs.

PORTFOLIO ACTIVITY
The year 2001 began with the Federal Reserve easing interest rates 0.5% to help stimulate a softening U.S. economy. Spread (non-Treasury) sectors rallied in anticipation of a quick recovery, but reversed trend in March 2001 and the yield difference with Treasuries widened with subsequent reports of continued weakness in the economy. Weakness in the equity market put pressure on High Yield Corporate market, which widened 2.00% in March. Other spread sectors were also wider as the first quarter came to a close: Mortgage Backed Securities -0.20%, US Agencies -0.10%, Collateralized Mortgaged Backed Securities -0.40%, and Asset Backed Securities -0.15%.

The second quarter 2001 saw the Federal Reserve lower interest rates again, which led to lower Treasury yields and wider spreads. On September 11th, an event bigger than the market occurred and the financial world stood still. The impact of that day is personally immeasurable however the effects were felt in the economy. A wave of mass firings in numerous industries propelled the U.S. economy deeper into recession. Concerns over U.S. economic growth and a flight to quality in the face of volatile equity markets led to more action by the Federal Reserve in the third quarter.

Late in the year, the economy continued to weaken prompting the Federal Reserve to add liquidity into the financial system. In total, the Federal Reserve eased short-term interest rates 4.75% in 2001.

The end of 2001 concluded on a negative note. The fourth quarter saw Argentina default on it's debt and Enron file for bankruptcy. A difficult year has passed but 2002 should be a more rewarding year for the capital markets.

PORTFOLIO OUTLOOK/A/
Factors that can impact the return of the Portfolio and Index include the Federal Reserve's interest rate policy and global economic growth trends. With recent data showing signs of stronger U.S. economic growth, the markets expectation is for the Federal Reserve to raise short-term interest rates by mid 2002.

PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2001


                                                       % OF TOTAL
              SECURITY                                 NET ASSETS
              ---------------------------------------------------

              FEDERAL HOME LOAN.......................    27.3%
              UNITED STATES TREASURY NOTES............    22.1
              FEDERAL NATIONAL MORTGAGE ASSOCIATION...    10.3
              UNITED STATES TREASURY BONDS............     6.9
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION     4.2
              GENERAL MOTORS ACCEPTANCE CORP..........     2.4
              FEDERAL FARM CREDIT BANKS...............     0.6
              CITIBANK CREDIT CARD MASTER TRUST I.....     0.6
              DEUTSCHE TELEKOM INTERNATIONAL FINANCE..     0.4
              TRIZECHAHN OFFICE PROPERTIES TRUST......     0.4


   A $10,000 INVESTMENT COMPARED TO THE LEHMAN BROTHERS AGGREGATE BOND INDEX
                                 SINCE 11/9/98R


                                     [CHART]

         Lehman Brothers Aggregate      Lehman Brothers
            Bond Index Portfolio        Aggregate Index
         -------------------------      ---------------
11/98             10,000                    10,000
12/98             10,138                    10,087
12/99              9,999                    10,004
12/00             11,139                    11,167
12/01             11,965                    12,110

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                            AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------

                              LEHMAN BROTHERS AGGREGATE  LEHMAN
                                BOND INDEX PORTFOLIO    BROTHERS
                              CLASS A CLASS B  CLASS E  AGGREGATE

              1 Year            7.4%    N/A      N/A       8.4%
              3 Years           5.7     N/A      N/A       6.3
              Since Inception   5.9     6.1(a)   4.8(b)    6.2

--------------------------------------------------------------------------------
(a)Inception date was January 2, 2001. (b)Inception date was May 1, 2001. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                See footnotes to Portfolio Manager Commentary.

                                      MSF-5

METROPOLITAN SERIES FUND, INC.
LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--89.5% OF TOTAL NET ASSETS



   FACE                                                  VALUE
  AMOUNT                                               (NOTE 1A)

               AEROSPACE & DEFENSE--0.5%
$   460,000    Boeing Co. 7.250%, 06/15/25.......... $     469,977
    233,000    Raytheon Co. 6.750%, 08/15/07........       239,599
    600,000    United Technologies Corp.
                7.500%, 9/15/29.....................       660,210
                                                     -------------
                                                         1,369,786
                                                     -------------

               ALUMINUM--0.1%
    300,000    Alcoa, Inc. 6.500%, 06/01/11.........       308,289
                                                     -------------

               ASSET BACKED--0.2%
    190,000    Citibank Credit Card Issuance Trust
                7.450%, 09/15/07....................       201,043
    435,000    Detroit Edison Co. 6.190%, 03/01/13..       442,810
                                                     -------------
                                                           643,853
                                                     -------------

               AUTO PARTS--0.1%
    300,000    Delphi Automotive Systems Corp.
                7.125%, 5/1/29......................       266,235
                                                     -------------

               AUTOMOBILES--0.5%
    350,000    DaimlerChrysler North America Holding
                Corp. 8.000%, 6/15/2010.............       367,672
    400,000    Ford Motor Co. 7.250%, 10/01/08......       398,228
    250,000    Ford Motor Co. 6.500%, 08/01/18......       220,140
    500,000    Ford Motor Co. 6.375%, 02/01/29......       402,345
                                                     -------------
                                                         1,388,385
                                                     -------------

               BANKS--0.1%
    300,000    Export Import Bank Korea
                6.500%, 2/10/02.....................       300,315
                                                     -------------

               BROADCASTING--0.1%
    250,000    Time Warner Entertainment Co., L.P.
                7.250%, 09/01/08....................       266,298
                                                     -------------

               CHEMICALS--0.4%
    300,000    E. I. du Pont de Nemours
                6.875%, 10/15/09....................       321,072
    460,000    E. I. du Pont de Nemours
                6.500%, 1/15/28.....................       459,821
    300,000    Rohm & Haas Co.
                7.400%, 07/15/09 (c)................       322,494
                                                     -------------
                                                         1,103,387
                                                     -------------

               COLLATERALIZED  MORTGAGE  OBLIGATIONS--1.2%  500,000 Asset Backed
    Securities Corp.
                7.570%, 3/21/24.....................       515,420
    200,000    Bear Stearns Commercial Mortgage
                Securities, Inc. 7.780%, 02/15/10...       219,647

   FACE                                                     VALUE
  AMOUNT                                                  (NOTE 1A)

               COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)
$  250,000     First Union Lehman Brothers Bank of
                America Commercial Mortgage Trust
                6.560%, 11/18/35........................ $    260,237
   250,000     Lehman Brothers Commercial Conduit
                Mortgage Trust 6.210%, 10/15/35.........      254,164
   100,000     Residential Asset Security Mortgage Pass
                Thru 5.751%, 08/25/05...................      101,693
   500,000     Saxon Asset Securities Trust
                6.190%, 8/25/22.........................      505,437
   400,000     Structured Asset Securities Corp.
                6.950%, 03/12/07........................      419,434
 1,000,000     Trizechahn Office Properties Trust (144A)
                6.211%, 03/15/13........................      998,200
                                                         ------------
                                                            3,274,232
                                                         ------------

               COMMUNICATION SERVICES--0.3%
   250,000     Comcast Cable Communications
                8.375%, 5/1/07..........................      277,350
   418,000     Time Warner, Inc. 9.125%, 01/15/13.......      494,665
                                                         ------------
                                                              772,015
                                                         ------------

               COMMUNICATIONS--0.1%
   300,000     SBC Communications, Inc.
                5.750%, 5/2/06..........................      307,077
                                                         ------------

               COMPUTERS  &  BUSINESS   EQUIPMENT--0.2%   425,000  International
   Business Machines Corp.
                8.375%, 11/1/19.........................      507,068
                                                         ------------

               CONGLOMERATES--0.1%
   300,000     Honeywell International, Inc.
                7.500%, 3/1/10..........................      322,329
                                                         ------------

               CONSTRUCTION MATERIALS--0.1%
   250,000     Caterpillar, Inc. 7.250%, 09/15/09.......      270,703
                                                         ------------

               COSMETICS & TOILETRIES--0.2%
   400,000     Procter & Gamble Co.
                6.600%, 12/15/04........................      426,560
                                                         ------------

               DOMESTIC OIL--0.1%
   300,000     Tosco Corp. 7.625%, 05/15/06.............      327,864
                                                         ------------

               DRUGS & HEALTH CARE--0.4%
   145,000     Abbott Laboratories
                5.600%, 10/01/03........................      150,799
   300,000     Abbott Laboratories
                5.625%, 07/01/06........................      308,028
   250,000     Johnson & Johnson
                6.950%, 09/01/29........................      264,495
   300,000     Merck & Co., Inc. 5.950%, 12/01/28.......      281,844
                                                         ------------
                                                            1,005,166
                                                         ------------


                See accompanying notes to financial statements.

                                      MSF-6

METROPOLITAN SERIES FUND, INC.
LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)



   FACE                                             VALUE
  AMOUNT                                          (NOTE 1A)


               ELECTRIC UTILITIES--0.9%
$  200,000     Coastal Corp. 7.750%, 10/15/35... $    195,450
   235,000     Commonwealth Edison Co.
                6.400%, 10/15/05 (b)............      241,035
   150,000     Consolidated Edison Co.
                6.450%, 12/01/07................      153,387
   300,000     Dominion Resources, Inc.
                8.125%, 6/15/10.................      328,413
   400,000     K N Energy, Inc. 6.650%, 03/01/05      409,840
   226,829     Niagara Mohawk Power Corp.
                7.625%, 10/1/2005...............      241,840
   600,000     Puget Sound Energy, Inc.
                7.960%, 2/22/2010...............      597,072
   300,000     TXU Corp. 6.375%, 06/15/06.......      301,620
                                                 ------------
                                                    2,468,657
                                                 ------------

               ELECTRONICS--0.1%
   300,000     Exelon Generation Co. (144A)
                6.950%, 6/15/2011...............      301,575
                                                 ------------

               FEDERAL AGENCIES--35.4%
 1,650,000     Federal Farm Credit Banks
                6.380%, 11/27/06................    1,751,574
   864,254     Federal Home Loan
                7.000%, 12/01/15................      894,503
 1,003,733     Federal Home Loan
                7.500%, 03/01/16................    1,051,411
 1,637,578     Federal Home Loan
                6.000%, 04/01/16................    1,644,226
   369,743     Federal Home Loan
                8.000%, 10/01/28................      388,463
   839,560     Federal Home Loan
                6.000%, 02/01/29................      824,608
   922,727     Federal Home Loan
                6.000%, 04/01/29................      906,293
   710,074     Federal Home Loan
                7.000%, 01/01/30................      724,495
 2,116,417     Federal Home Loan
                7.500%, 05/01/30................    2,184,500
   240,523     Federal Home Loan
                6.500%, 10/01/30................      240,823
   598,311     Federal Home Loan
                6.500%, 11/01/30................      599,059
 1,366,918     Federal Home Loan
                6.500%, 05/01/31................    1,368,627
   767,694     Federal Home Loan
                6.000%, 06/01/31................      751,619
   174,503     Federal Home Loan
                6.500%, 06/01/31................      174,721
   119,730     Federal Home Loan
                6.000%, 07/01/31................      117,223

   FACE                                      VALUE
  AMOUNT                                   (NOTE 1A)

               FEDERAL AGENCIES--(CONTINUED)
$ 5,079,032    Federal Home Loan
                6.000%, 08/01/31......... $  4,972,677
  2,445,708    Federal Home Loan
                6.500%, 08/01/31.........    2,448,765
  2,085,224    Federal Home Loan
                6.000%, 09/01/31.........    2,043,726
    628,713    Federal Home Loan
                6.500%, 10/01/31.........      629,499
  3,882,882    Federal Home Loan
                6.500%, 11/01/31.........    3,887,735
  2,500,000    Federal Home Loan
                7.000%, 12/01/31.........    2,549,200
    360,000    Federal Home Loan Banks
                5.250%, 04/25/02.........      363,992
    400,000    Federal Home Loan Banks
                6.340%, 06/13/05.........      423,688
  3,709,000    Federal Home Loan Mortgage
                5.500%, 5/15/02..........    3,760,592
  1,050,000    Federal Home Loan Mortgage
                6.250%, 10/15/02.........    1,079,694
    400,000    Federal Home Loan Mortgage
                5.000%, 1/15/04..........      413,000
    275,000    Federal Home Loan Mortgage
                7.000%, 03/15/10 (c).....      299,233
    360,904    Federal Home Loan Mortgage
                7.000%, 6/1/11...........      375,225
    445,228    Federal Home Loan Mortgage
                7.500%, 8/1/24...........      463,038
    232,283    Federal Home Loan Mortgage
                7.500%, 11/1/24..........      241,574
      9,208    Federal Home Loan Mortgage
                7.000%, 3/1/26...........        9,415
    292,403    Federal Home Loan Mortgage
                7.500%, 10/1/26..........      304,465
    180,218    Federal Home Loan Mortgage
                8.000%, 2/1/27...........      189,342
    821,075    Federal Home Loan Mortgage
                7.500%, 10/1/27..........      851,348
    186,111    Federal Home Loan Mortgage
                7.000%, 12/1/27..........      190,066
  1,658,811    Federal Home Loan Mortgage
                6.000%, 11/1/28..........    1,629,268
    366,097    Federal Home Loan Mortgage
                7.000%, 11/1/28..........      373,705
    579,341    Federal Home Loan Mortgage
                6.000%, 12/1/28..........      569,023
    315,327    Federal Home Loan Mortgage
                7.000%, 4/1/29...........      321,731
    439,028    Federal Home Loan Mortgage
                6.000%, 5/1/29...........      431,209


                See accompanying notes to financial statements.

                                      MSF-7

METROPOLITAN SERIES FUND, INC.
LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)



   FACE                                             VALUE
  AMOUNT                                          (NOTE 1A)

           FEDERAL AGENCIES--(CONTINUED)
$  270,099 Federal Home Loan Mortgage
            7.000%, 5/1/29...................... $    275,585
   790,246 Federal Home Loan Mortgage
            6.500%, 6/1/29......................      793,699
   666,842 Federal Home Loan Mortgage
            7.000%, 6/1/29......................      680,386
   774,687 Federal Home Loan Mortgage
            7.000%, 7/1/29......................      790,421
   686,324 Federal Home Loan Mortgage
            6.500%, 9/1/29......................      688,253
   689,834 Federal Home Loan Mortgage
            7.000%, 9/1/29......................      703,844
   579,597 Federal Home Loan Mortgage
            6.500%, 10/1/29.....................      581,226
 1,803,398 Federal Home Loan Mortgage
            7.500%, 10/1/29.....................    1,862,567
   763,926 Federal Home Loan Mortgage
            6.500%, 2/1/30......................      766,072
   965,000 Federal Home Loan Mortgage
            6.750%, 3/15/31.....................    1,023,353
   245,000 Federal National Mortgage Association
            5.375%, 03/15/02 (c)................      246,455
   600,000 Federal National Mortgage Association
            6.490%, 03/19/02....................      605,250
   550,000 Federal National Mortgage Association
            5.875%, 02/02/06....................      575,267
   370,000 Federal National Mortgage Association
            5.250%, 01/15/09....................      366,589
   455,731 Federal National Mortgage Association
            7.000%, 04/01/12....................      473,295
   543,321 Federal National Mortgage Association
            6.500%, 01/01/13....................      557,013
    20,802 Federal National Mortgage Association
            6.500%, 04/01/13....................       21,309
 1,020,225 Federal National Mortgage Association
            6.500%, 06/01/13....................    1,045,088
    39,692 Federal National Mortgage Association
            6.500%, 07/01/13....................       40,659
   440,409 Federal National Mortgage Association
            7.000%, 02/01/14....................      451,873
   796,239 Federal National Mortgage Association
            6.000%, 03/01/14....................      803,700
   181,809 Federal National Mortgage Association
            6.000%, 06/01/14....................      183,513
   328,381 Federal National Mortgage Association
            6.500%, 06/01/14....................      336,282
 1,090,647 Federal National Mortgage Association
            6.000%, 07/01/14....................    1,100,866
   275,291 Federal National Mortgage Association
            6.000%, 09/01/14....................      277,870

   FACE                                                 VALUE
  AMOUNT                                              (NOTE 1A)

               FEDERAL AGENCIES--(CONTINUED)
$  590,075     Federal National Mortgage Association
                7.500%, 08/01/15.................... $    618,097
   420,443     Federal National Mortgage Association
                7.500%, 09/01/25....................      436,470
    38,078     Federal National Mortgage Association
                7.000%, 06/01/26....................       38,863
   382,738     Federal National Mortgage Association
                7.500%, 06/01/26....................      397,328
    12,813     Federal National Mortgage Association
                8.000%, 10/01/26....................       13,462
    27,353     Federal National Mortgage Association
                7.500%, 09/01/27....................       28,395
    24,789     Federal National Mortgage Association
                7.500%, 11/01/27....................       25,734
     7,469     Federal National Mortgage Association
                7.500%, 12/01/27....................        7,753
   546,619     Federal National Mortgage Association
                7.500%, 03/01/28....................      564,384
    15,475     Federal National Mortgage Association
                 7.500%, 08/01/28...................       15,978
 1,150,000     Federal National Mortgage Association
                6.160%, 08/07/28....................    1,126,644
   154,480     Federal National Mortgage Association
                7.000%, 09/01/28....................      157,472
   546,338     Federal National Mortgage Association
                7.000%, 10/01/28....................      557,392
   278,983     Federal National Mortgage Association
                6.000%, 11/01/28....................      274,014
   157,885     Federal National Mortgage Association
                7.000%, 11/01/28....................      160,943
   112,045     Federal National Mortgage Association
                6.000%, 12/01/28....................      110,050
   691,249     Federal National Mortgage Association
                7.000%, 01/01/29....................      705,074
 1,260,916     Federal National Mortgage Association
                6.500%, 03/01/29....................    1,263,274
 3,035,265     Federal National Mortgage Association
                6.500%, 04/01/29....................    3,040,941
   260,788     Federal National Mortgage Association
                6.500%, 05/01/29....................      261,275
   900,000     Federal National Mortgage Association
                6.250%, 05/15/29 (c)................      896,202
   980,562     Federal National Mortgage Association
                7.500%, 07/01/29....................    1,017,941
   209,143     Federal National Mortgage Association
                6.500%, 08/01/29....................      209,534
   508,252     Federal National Mortgage Association
                7.000%, 08/01/29....................      517,781
   750,501     Federal National Mortgage Association
                7.000%, 09/01/29....................      764,573


                See accompanying notes to financial statements.

                                      MSF-8

METROPOLITAN SERIES FUND, INC.
LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)



   FACE                                                VALUE
  AMOUNT                                             (NOTE 1A)

           FEDERAL AGENCIES--(CONTINUED)
$1,601,932 Federal National Mortgage Association
            7.000%, 10/01/29....................... $  1,631,968
   646,773 Federal National Mortgage Association
            7.500%, 10/01/29.......................      667,586
   304,456 Federal National Mortgage Association
            7.000%, 11/01/29.......................      310,164
    16,450 Federal National Mortgage Association
            8.000%, 11/01/29.......................       17,242
   624,016 Federal National Mortgage Association
            7.000%, 12/01/29.......................      635,716
   143,846 Federal National Mortgage Association
            8.000%, 04/01/30.......................      150,768
   177,126 Federal National Mortgage Association
            8.000%, 05/01/30.......................      185,649
   436,072 Federal National Mortgage Association
            7.500%, 07/01/30.......................      449,970
   622,734 Federal National Mortgage Association
            8.000%, 11/01/30.......................      654,257
   490,727 Federal National Mortgage Association
            8.000%, 01/01/31.......................      514,341
 1,979,396 Federal National Mortgage Association
            6.500%, 09/01/31.......................    1,982,613
   300,000 Federal National Mortgage Association
            6.210%, 08/06/38.......................      293,157
 1,060,478 Federal National Mortgage Association
            8.000%, 02/01/31.......................    1,111,508
    27,888 Government National Mortgage Association
            8.000%, 09/15/16.......................       29,718
    92,036 Government National Mortgage Association
            6.500%, 05/15/23.......................       93,043
   390,178 Government National Mortgage Association
            9.000%, 11/15/24.......................      424,928
   155,247 Government National Mortgage Association
            8.000%, 08/15/26.......................      163,495
   164,846 Government National Mortgage Association
            8.000%, 09/15/26.......................      173,605
 1,719,036 Government National Mortgage Association
            6.500%, 02/15/27.......................    1,727,631
     9,537 Government National Mortgage Association
            7.000%, 04/15/27.......................        9,773
   160,038 Government National Mortgage Association
            8.000%, 04/15/27.......................      168,040
   162,152 Government National Mortgage Association
            8.000%, 05/15/27.......................      170,260
   674,071 Government National Mortgage Association
            7.000%, 01/15/28.......................      690,707
   267,588 Government National Mortgage Association
            7.500%, 02/20/28.......................      276,033
   421,359 Government National Mortgage Association
            7.000%, 04/15/28.......................      430,444

   FACE                                            VALUE
  AMOUNT                                         (NOTE 1A)

               FEDERAL AGENCIES--(CONTINUED)
$  520,462     Government National Mortgage
                Association 7.000%, 05/15/28... $    531,683
   539,978     Government National Mortgage
                Association 7.000%, 06/15/28...      551,620
   610,732     Government National Mortgage
                Association 6.500%, 07/15/28...      612,827
   843,039     Government National Mortgage
                Association 6.500%, 08/15/28...      845,931
   389,155     Government National Mortgage
                Association 7.000%, 10/15/28...      397,546
   640,776     Government National Mortgage
                Association 6.500%, 11/15/28...      642,974
   539,983     Government National Mortgage
                Association 6.500%, 12/15/28...      541,835
   310,849     Government National Mortgage
                Association 6.000%, 01/15/29...      305,213
   340,355     Government National Mortgage
                Association 7.000%, 06/15/29...      347,587
   590,627     Government National Mortgage
                Association 8.000%, 06/15/29...      618,499
   298,161     Government National Mortgage
                Association 6.500%, 07/15/29...      299,184
   433,726     Government National Mortgage
                Association 7.500%, 08/15/29...      448,906
   657,103     Government National Mortgage
                Association 7.000%, 9/15/29....      671,067
   750,321     Government National Mortgage
                Association 7.500%, 04/15/30...      776,109
   162,067     Government National Mortgage
                Association 7.000%, 1/15/31....      165,511
 1,178,938     Government National Mortgage
                Association 7.000%, 3/15/31....    1,203,990
 2,925,088     Government National Mortgage
                Association 6.500%, 6/20/31....    2,922,339
                                                ------------
                                                  95,748,801
                                                ------------

               FINANCE & BANKING--8.0%
   500,000     Abitibi Consolidated, Inc.
                7.875%, 8/1/09.................      500,910
   250,000     American General Corp.
                8.500%, 07/01/30...............      291,677
   600,000     Associates Corp. North America
                6.250%, 11/1/08................      618,450
   300,000     Bank America Corp.
                7.400%, 01/15/11...............      321,792
   250,000     Bank One Corp. 7.625%, 08/01/05.      271,372
   150,000     Bank of America 7.800%, 02/15/10      164,097
   350,000     Bankamerica Corp.
                8.125%, 02/01/02...............      351,571


                See accompanying notes to financial statements.

                                      MSF-9

METROPOLITAN SERIES FUND, INC.
LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)



   FACE                                                   VALUE
  AMOUNT                                                (NOTE 1A)

               FINANCE & BANKING--(CONTINUED)
 $  250,000    Bear Stearns Co., Inc. 7.800%, 08/15/07 $    272,282
    800,000    Bear Stearns Commercial
                Mortgage Securities, Inc.
                7.080%, 07/15/31......................      846,833
    550,000    Boeing Capital Corp.
                5.650%, 05/15/06......................      548,218
    250,000    CIT Group Holdings, Inc.
                6.375%, 10/1/2002.....................      256,598
    200,000    Capital One Bank 6.700%, 05/15/08......      185,316
    151,000    Chase Manhattan Corp.
                7.125%, 02/01/07......................      162,749
    500,000    Chase Manhattan Corp.
                7.875%, 06/15/10......................      553,205
    125,000    Chemical Master Credit Card Trust I
                5.980%, 09/15/08......................      129,375
    200,000    Citibank Credit Card Master Trust I
                6.550%, 02/15/04......................      201,000
    228,000    Citibank Credit Card Master Trust I
                5.300%, 01/09/06......................      234,341
  1,100,000    Citibank Credit Card Master Trust I
                6.100%, 05/15/08......................    1,149,148
    750,000    Citigroup, Inc. 6.200%, 03/15/09 (c)...      762,037
    250,000    Citigroup, Inc. 7.250%, 10/01/10.......      268,158
    800,000    Diageo Capital, Plc.
                6.625%, 06/24/04 (c)..................      848,776
    300,000    Donaldson Lufkin & Jenrette
                6.500%, 6/1/2008......................      306,939
    200,000    EOP Operating, L.P. 6.375%, 02/15/03...      206,138
    250,000    Equitable Cos., Inc.
                6.500%, 04/01/08......................      255,123
    175,000    First USA Credit Card Master Trust
                5.280%, 09/18/06......................      179,484
    250,000    First Union Corp. 7.550%, 08/18/05.....      271,010
    500,000    Fleet National Bank
                5.750%, 01/15/09......................      484,805
    250,000    FleetBoston Financial Corp.
                7.250%, 9/15/05.......................      269,072
    568,000    Ford Motor Credit Co.
                8.200%, 02/15/02......................      569,886
    500,000    Ford Motor Credit Co.
                7.500%, 06/15/03 (c)..................      516,690
    300,000    Ford Motor Credit Co.
                7.375%, 02/01/11......................      296,040
    550,000    General Electric Capital Corp.
                6.750%, 9/11/03.......................      583,104
    100,000    General Electric Capital Corp.
                7.500%, 8/21/35.......................      110,989
    250,000    Goldman Sachs Group, Inc.
                6.650%, 5/15/09.......................      253,293

   FACE                                                 VALUE
  AMOUNT                                              (NOTE 1A)

               FINANCE & BANKING--(CONTINUED)
$  350,000     Heller Financial, Inc.
                7.375%, 11/01/09.................... $    380,744
   350,000     Household Finance Corp.
                8.000%, 05/09/05....................      376,568
   300,000     Household Finance Corp.
                8.000%, 07/15/10....................      325,779
   250,000     J.P. Morgan & Co., Inc.
                6.250%, 12/15/05 (c)................      260,998
   250,000     J.P. Morgan Chase & Co.
                6.750%, 02/01/11....................      256,265
   500,000     Korea Development Bank
                7.125%, 04/22/04....................      527,665
   800,000     Lehman Brothers Holdings, Inc.
                6.625%, 2/5/06......................      837,808
   500,000     Mellon Financial Co.
                5.750%, 11/15/03....................      521,390
   250,000     Mellon Funding Corp. 6.400%, 05/14/11      254,000
   300,000     Merrill Lynch & Co., Inc.
                6.560%, 12/16/07....................      314,493
   300,000     Merrill Lynch & Co., Inc.
                6.000%, 2/17/09.....................      298,587
   250,000     Merrill Lynch & Co.
                6.375%, 10/15/08....................      257,795
   200,000     Merrill Lynch & Co.
                6.500%, 07/15/18....................      193,610
   300,000     Morgan Stanley Group, Inc.
                8.000%, 6/15/10.....................      334,638
   300,000     PNC Funding Corp.
                6.950%, 09/01/02....................      309,108
   170,000     PP&L Transition Bond, L.L.C.
                6.830%, 3/25/07.....................      180,675
   640,000     Paine Webber Group, Inc.
                6.550%, 4/15/08.....................      667,853
   350,000     Speiker Properties, L.P.
                7.350%, 12/01/17....................      334,981
   200,000     Standard Credit Card Master Trust I
                7.250%, 04/07/08....................      214,062
   250,000     Swiss Bank Corp. New York Branch
                7.750%, 9/1/26......................      274,190
   350,000     Vanderbilt Mortgage & Finance, Inc.
                6.120%, 02/07/15....................      361,754
    55,000     Vanderbilt Mortgage & Finance, Inc.
                6.080%, 12/07/15....................       56,709
   300,000     Wells Fargo & Co.
                5.900%, 05/21/06 (c)................      309,735
   250,000     Wells Fargo Financial, Inc.
                7.000%, 11/1/05.....................      267,430
   375,000     Western National Corp.
                7.125%, 02/15/04....................      397,481
                                                     ------------
                                                       21,754,796
                                                     ------------


                See accompanying notes to financial statements.

                                     MSF-10

METROPOLITAN SERIES FUND, INC.
LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)



   FACE                                                      VALUE
  AMOUNT                                                   (NOTE 1A)


               FINANCIAL SERVICES--1.6%
$  300,000     Bell Atlantic Financial Services, Inc.
                7.600%, 03/15/07......................... $    324,006
   190,000     California Infrastructure & Economic
                Development 6.480%, 12/26/09.............      197,305
   250,000     Chase Commercial Mortgage Securities
                Corp. 6.390%, 11/18/30...................      256,621
   115,000     Chase Credit Card Owner Trust
                6.660%, 1/15/07..........................      121,792
   300,000     Chase Funding Mortgage Loan
                6.550%, 3/25/13..........................      303,479
   250,000     General Motors Acceptance Corp.
                5.850%, 1/14/09..........................      234,105
 1,000,000     General Motors Acceptance Corp.
                7.750%, 1/19/10..........................    1,042,390
   300,000     General Motors Acceptance Corp.
                7.250%, 3/2/11...........................      302,139
   250,000     Morgan Stanley Capital I, Inc.
                6.540%, 5/15/08..........................      259,691
   250,000     Morgan Stanley Capital I, Inc.
                6.550%, 3/15/30..........................      260,082
   700,000     Morgan Stanley Dean Witter Capital I Trust
                7.200%, 10/15/33.........................      744,976
   250,000     Qwest Capital Funding, Inc.
                7.900%, 8/15/10..........................      254,665
                                                          ------------
                                                             4,301,251
                                                          ------------

               FOOD & BEVERAGES--0.5%
   300,000     Coca Cola Enterprises, Inc.
                6.950%, 11/15/26.........................      308,841
   300,000     Pepsi Bottling Group, Inc.
                7.000%, 3/1/29...........................      317,985
   250,000     Pepsi Bottling Holdings, Inc. (144A)
                5.625%, 02/17/09.........................      246,938
   300,000     Unilever Capital 7.125%, 11/01/10.........      324,516
   250,000     Unilever Corp. 6.750%, 11/01/03...........      265,382
                                                          ------------
                                                             1,463,662
                                                          ------------
               INDUSTRIAL MACHINERY--0.1%
   300,000     Deere & Co. 7.850%, 05/15/10..............      324,354
                                                          ------------

               INTERNATIONAL OIL--0.2%
   300,000     Atlantic Richfield Co. 5.900%, 04/15/09...      299,250
   300,000     Transocean Sedco Forex, Inc.
                7.500%, 4/15/31..........................      295,581
                                                          ------------
                                                               594,831
                                                          ------------

               INTERNET--0.2%
   600,000     AOL Time Warner, Inc.
                7.625%, 04/15/31.........................      634,974
                                                          ------------

   FACE                                                VALUE
  AMOUNT                                             (NOTE 1A)


               LEISURE--0.3%
$  500,000     Carnival Corp. 6.150%, 04/15/08..... $    455,670
   250,000     The Walt Disney Co.
                7.300%, 02/08/05 (c)...............      266,490
                                                    ------------
                                                         722,160
                                                    ------------

               PAPER & FOREST--0.1%
   250,000     International Paper Co.
                6.875%, 04/15/29...................      235,920
                                                    ------------

               PETROLEUM SERVICES--1.0%
   400,000     Conoco, Inc. 5.900%, 04/15/04.......      413,212
   300,000     Conoco, Inc. 6.950%, 04/15/29.......      305,319
   650,000     Occidental Petroleum Corp.
                7.375%, 11/15/08...................      686,608
   300,000     Phillips Petroleum Co.
                6.375%, 03/30/09...................      303,144
   600,000     Phillips Petroleum Co.
                8.750%, 05/25/10...................      698,400
   250,000     Texaco Capital, Inc.
                6.000%, 06/15/05...................      262,455
                                                    ------------
                                                       2,669,138
                                                    ------------

               PUBLISHING--0.1%
   300,000     News America Holdings, Inc.
                7.375%, 10/17/08...................      311,934
                                                    ------------

               RAILROADS & EQUIPMENT--0.3%
   350,000     Norfolk Southern Corp.
                6.200%, 04/15/09...................      345,716
   300,000     Union Pacific Corp.
                7.600%, 05/01/05...................      322,995
                                                    ------------
                                                         668,711
                                                    ------------

               RETAIL--1.5%
   447,000     Dayton Hudson Corp. 6.400%, 02/15/03      465,385
   850,000     Federated Department Stores, Inc.
                6.300%, 04/01/09...................      819,281
   300,000     Fred Meyer, Inc. 7.450%, 03/01/08...      317,805
   497,000     McDonald's Corp. 5.950%, 01/15/08...      513,510
   500,000     Safeway, Inc. 7.000%, 09/15/02......      515,105
   300,000     Safeway, Inc. 6.150%, 03/01/06......      310,566
   250,000     Sears Roebuck Acceptance Corp.
                7.000%, 2/1/2011...................      254,143
   300,000     Target Corp. 7.000%, 07/15/31.......      310,518
   500,000     Wal-Mart Stores, Inc.
                6.875%, 08/10/09...................      536,080
                                                    ------------
                                                       4,042,393
                                                    ------------

                See accompanying notes to financial statements.

                                     MSF-11

METROPOLITAN SERIES FUND, INC.
LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)



  FACE                                                VALUE
 AMOUNT                                             (NOTE 1A)


          TELEPHONE--1.2%
$ 500,000 AT&T Corp. 6.000%, 03/15/09............. $    475,535
  500,000 AT&T Corp. 6.500%, 03/15/29.............      436,765
  250,000 BellSouth Capital Funding Corp.
           7.875%, 2/15/30........................      289,200
  250,000 Cox Communications, Inc.
           7.750%, 11/1/10........................      268,902
  100,000 New York Telephone Co.
           5.875%, 09/01/03.......................      104,047
  250,000 Qwest Communications International, Inc.
           7.250%, 11/01/08.......................      246,345
  400,000 Sprint Capital Corp. 7.625%, 01/30/11...      419,532
  150,000 Vodafone Airtouch, Plc.
           7.750%, 02/15/10.......................      164,225
  125,000 Worldcom, Inc. 6.400%, 08/15/05.........      127,365
  300,000 Worldcom, Inc. 8.000%, 05/15/06.........      322,080
  300,000 Worldcom, Inc. 6.950%, 08/15/28.........      272,313
                                                   ------------
                                                      3,126,309
                                                   ------------

          TRANSPORTATION--0.4%
   96,771 Arcadia Automobile Receivables
           6.550%, 6/15/2005......................       98,330
  300,000 CSX Corp. 7.450%, 05/01/07..............      322,911
  300,000 Norfolk Southern Corp.
           7.250%, 02/15/31.......................      309,402
  190,026 Premier Auto Trust
           5.820%, 10/08/03.......................      194,241
                                                   ------------
                                                        924,884
                                                   ------------

          TRUCKING & FREIGHT FORWARDING--0.1%
  250,000 Fedex Corp. 6.625%, 02/12/04............      259,935
  100,000 Fedex Corp. 6.875%, 02/15/06............      103,214
                                                   ------------
                                                        363,149
                                                   ------------
          U.S. TREASURY--29.0%
  270,000 United States Treasury Bonds
           13.875%, 5/15/11.......................      370,829
  385,000 United States Treasury Bonds
           10.375%, 11/15/12 (c)..................      493,281
5,350,000 United States Treasury Bonds
           9.250%, 02/15/16 (c)...................    7,235,875
  570,000 United States Treasury Bonds
           8.875%, 08/15/17 (c)...................      757,211
2,625,000 United States Treasury Bonds
           8.875%, 02/15/19 (c)...................    3,521,595
  595,000 United States Treasury Bonds
           8.125%, 08/15/19 (c)...................      751,283
  315,000 United States Treasury Bonds
           8.750%, 08/15/20 (c)...................      422,591

   FACE                                        VALUE
  AMOUNT                                     (NOTE 1A)

               U.S. TREASURY--(CONTINUED)
$ 1,200,000    United States Treasury Bonds
                7.875%, 02/15/21 (c)....... $  1,492,692
    500,000    United States Treasury Bonds
                6.750%, 08/15/26 (c).......      563,670
    165,000    United States Treasury Bonds
                6.625%, 2/15/27............      183,459
    200,000    United States Treasury Bonds
                6.375%, 08/15/27 (c).......      215,906
  1,050,000    United States Treasury Bonds
                6.125%, 11/15/27 (c).......    1,100,694
  1,470,000    United States Treasury Bonds
                5.500%, 08/15/28 (c).......    1,419,461
    250,000    United States Treasury Bonds
                5.250%, 02/15/29 (c).......      234,062
  3,750,000    United States Treasury Notes
                6.250%, 02/28/02 (c).......    3,775,200
    600,000    United States Treasury Notes
                6.250%, 08/31/02 (c).......      617,250
    550,000    United States Treasury Notes
                5.875%, 9/30/02............      566,154
  1,000,000    United States Treasury Notes
                4.750%, 1/31/03............    1,027,660
    850,000    United States Treasury Notes
                5.750%, 04/30/03 (c).......      887,451
  1,450,000    United States Treasury Notes
                7.250%, 08/15/04 (c).......    1,582,762
  6,830,000    United States Treasury Notes
                7.875%, 11/15/04 (c).......    7,590,930
  6,700,000    United States Treasury Notes
                6.500%, 08/15/05 (c).......    7,248,529
  1,150,000    United States Treasury Notes
                5.625%, 02/15/06 (c).......    1,211,628
    200,000    United States Treasury Notes
                7.000%, 07/15/06 (c).......      221,124
  4,200,000    United States Treasury Notes
                5.500%, 02/15/08 (c).......    4,380,474
 10,080,000    United States Treasury Notes
                5.625%, 05/15/08 (c).......   10,560,413
  8,900,000    United States Treasury Notes
                5.500%, 05/15/09 (c).......    9,217,018
  6,680,000    United States Treasury Notes
                6.500%, 02/15/10 (c).......    7,332,369
  3,500,000    United States Treasury Notes
                5.000%, 08/15/11 (c).......    3,489,045
                                            ------------
                                              78,470,616
                                            ------------


                See accompanying notes to financial statements.

                                     MSF-12

METROPOLITAN SERIES FUND, INC.
LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)
                                              SHORT TERM INVESTMENT--9.5%


   FACE                                                  VALUE
  AMOUNT                                               (NOTE 1A)


               YANKEE--3.8%
$   230,000    ABN-AMRO Bank NV-New York Branch
                7.750%, 05/15/23..................... $    244,656
    300,000    Apache Finance Canada Corp.
                7.750%, 12/15/29.....................      330,390
     45,000    Asian Development Bank
                5.750%, 05/19/03.....................       46,465
    300,000    British Telecommunications, Plc.
                7.875%, 12/15/05.....................      321,852
  1,000,000    Deutsche Telekom International Finance
                B.V. 7.750%, 06/15/05................    1,070,290
    500,000    Government of Canada
                6.750%, 08/28/06.....................      543,155
    250,000    Hydro Quebec 7.500%, 04/01/16.........      275,695
    400,000    Intermediate American Development Bank
                8.875%, 06/01/09.....................      478,756
    200,000    Intermediate American Development Bank
                7.000%, 06/15/25.....................      219,346
    200,000    Korea Republic 8.875%, 04/15/08.......      230,282
    350,000    National Australia Bank, Ltd.
                6.600%, 12/10/07.....................      362,750
  1,000,000    Norsk Hydro 6.700%, 01/15/18..........      969,000
  1,000,000    PDVSA Financial, Ltd.
                6.450%, 02/15/04 (c).................      985,000
    250,000    Province of Nova Scotia
                9.250%, 03/01/20.....................      323,418
    300,000    Province of Ontario
                5.500%, 10/01/08.....................      300,927
    415,000    Province of Quebec
                8.800%, 04/15/03.....................      447,275
    350,000    Province of Quebec
                7.500%, 07/15/23.....................      386,816
    350,000    Republic of Finland 7.875%, 07/28/04..      385,157
    300,000    Republic of Italy 6.000%, 05/29/08....      306,420
    200,000    Transcanada Pipelines, Ltd.
                9.125%, 4/20/06......................      220,676
    300,000    Tyco International Group S.A.
                6.375%, 2/15/06......................      305,847
    700,000    Tyco International Group S.A.
                6.875%, 1/15/29......................      669,193
    500,000    United Mexican States
                9.875%, 02/01/10.....................      557,500
    250,000    United Mexican States
                8.375%, 01/14/11.....................      258,750
                                                      ------------
                                                        10,239,616
                                                      ------------
               Total Bonds & Notes
                (Identified Cost $237,424,848).......  242,227,293
                                                      ------------

   FACE                                                        VALUE
  AMOUNT                                                     (NOTE 1A)

               DISCOUNT NOTES--9.5%
25,800,000     Federal Home Loan Mortgage
                1.510%, 1/2/02.............................   25,798,918
                                                            ------------
               Total Short Term Investment (Identified Cost
                $25,798,918)...............................   25,798,918
                                                            ------------
               Total Investments--99.0%
                (Identified Cost $263,223,766) (a).........  268,026,211
               Other assets less liabilities...............    2,693,710
                                                            ------------
               TOTAL NET ASSETS--100%...................... $270,719,921
                                                            ============


  (a)Federal Tax Information:
   At December 31, 2001 the net unrealized appreciation on investments based on cost of $264,526,998 for federal income tax purposes was as follows:


       Aggregate gross unrealized appreciation for all
        investments in which there is an excess of value
        over tax cost...................................... $ 4,991,643
       Aggregate gross unrealized depreciation for all
        investments in which there is an excess of tax cost
        over value.........................................  (1,492,430)
                                                            -----------
       Net unrealized appreciation......................... $ 3,499,213
                                                            ===========


(b)Non-Income producing security.
(c)A portion or all of the security was on loan. As of December 31, 2001, the market value of securities loaned was $37,965,749 with cash collateral backing valued at $38,242,388 and securities collateral backing valued at $303,375.

Key to Abbreviations:
144A--Securities exempt from registration under Rule 144A of the securities act of 1933. These securities may be resold to institutional buyers. At the period end, the value of these securities amounted to $1,546,713 or 0.6% of net assets.

                See accompanying notes to financial statements.

                                     MSF-13

METROPOLITAN SERIES FUND, INC.
LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

 STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2001


       ASSETS
         Investments at value..................             $268,026,211
         Cash..................................                   95,395
         Receivable for:
          Fund shares sold.....................                  801,981
          Dividends and interest...............                3,052,050
          Collateral for securities loaned.....               38,242,388
         Prepaid expense.......................                    1,164
                                                            ------------
           Total Assets........................              310,219,189
       LIABILITIES
         Payable for:
          Fund shares redeemed................. $   123,985
          Securities purchased.................   1,043,719
          Return of collateral for securities
           loaned..............................  38,242,388
         Accrued expenses:
          Management fees......................      54,781
          Service and distribution fees
           Class B.............................       3,267
          Other expenses.......................      31,128
                                                -----------
           Total Liabilities...................               39,499,268
                                                            ------------
       NET ASSETS..............................             $270,719,921
                                                            ============
         Net assets consist of:
          Capital paid in......................             $260,239,467
          Undistributed net investment
           income..............................                8,257,896
          Accumulated net realized gains
           (losses)............................               (2,579,887)
          Unrealized appreciation
           (depreciation) on investments.......                4,802,445
                                                            ------------
       NET ASSETS..............................             $270,719,921
                                                            ============
       Computation of offering price:
       CLASS A
       Net asset value and redemption price
        per share ($254,356,841 divided by
        24,310,546 shares of beneficial
        interest)..............................             $      10.46
                                                            ============
       CLASS B
       Net asset value and redemption price
        per share ($16,275,978 divided by
        1,570,278 shares of beneficial
        interest)..............................             $      10.37
                                                            ============
       CLASS E
       Net asset value and redemption price
        per share ($87,102 divided by
        8,334 shares of beneficial interest)...             $      10.45
                                                            ============
       Identified cost of investments..........             $263,223,766
                                                            ============



 STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001


        INVESTMENT INCOME
          Interest................................          $12,595,478

        EXPENSES
          Management fees......................... $521,865
          Service and distribution fees--Class B..   17,439
          Directors' fees and expenses............   11,746
          Custodian...............................  156,102
          Audit and tax services..................   15,311
          Legal...................................      784
          Printing................................   87,396
          Insurance...............................    3,409
          Miscellaneous...........................      495
                                                   --------
            Total expenses........................              814,547
                                                            -----------
        NET INVESTMENT INCOME.....................           11,780,931
                                                            -----------
        REALIZED AND UNREALIZED GAIN (LOSS)
        Realized gain (loss) on:
          Investments--net........................             (338,303)
        Unrealized appreciation (depreciation) on:
          Investments--net........................            2,736,590
                                                            -----------
        Net gain (loss)...........................            2,398,287
                                                            -----------
        NET INCREASE (DECREASE) IN NET ASSETS
         FROM OPERATIONS..........................          $14,179,218
                                                            ===========


(a)Income on securities loaned $65,365

                See accompanying notes to financial statements.

                                     MSF-14

METROPOLITAN SERIES FUND, INC.
LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS



                                                                      YEAR ENDED    YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,
                                                                         2001          2000
                                                                     ------------  ------------

FROM OPERATIONS
  Net investment income............................................. $ 11,780,931  $  8,936,080
  Net realized gain (loss)..........................................     (338,303)     (583,476)
  Unrealized appreciation (depreciation)............................    2,736,590     6,476,771
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   14,179,218    14,829,375
                                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
   Class A..........................................................   (3,032,285)   (8,943,763)
   Class B..........................................................      (56,328)            0
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (3,088,613)   (8,943,763)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  113,792,100    10,612,944
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  124,882,705    16,498,556
NET ASSETS
  Beginning of the year.............................................  145,837,216   129,338,660
                                                                     ------------  ------------
  End of the year................................................... $270,719,921  $145,837,216
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the year................................................... $  8,257,896  $     41,985





OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   YEAR ENDED               YEAR ENDED
                                                                DECEMBER 31, 2001        DECEMBER 31, 2000
                                                            ------------------------  ----------------------
                                                              SHARES         $         SHARES         $
                                                            ----------  ------------  ---------  -----------

CLASS A
  Sales.................................................... 12,865,313  $131,876,290  1,106,980  $11,106,756
  Reinvestments............................................    304,446     3,032,285    904,239    8,943,763
  Redemptions.............................................. (3,590,669)  (37,203,649)  (960,016)  (9,437,575)
                                                            ----------  ------------  ---------  -----------
  Net increase (decrease)..................................  9,579,090  $ 97,704,926  1,051,203  $10,612,944
                                                            ==========  ============  =========  ===========
CLASS B
  Sales....................................................  1,993,280  $ 20,324,171          0  $         0
  Reinvestments............................................      5,690        56,328          0            0
  Redemptions..............................................   (428,692)   (4,379,873)         0            0
                                                            ----------  ------------  ---------  -----------
  Net increase (decrease)..................................  1,570,278  $ 16,000,626          0  $         0
                                                            ==========  ============  =========  ===========
CLASS E
  Sales....................................................      8,344  $     86,653          0  $         0
  Reinvestments............................................          0             0          0            0
  Redemptions..............................................        (10)         (105)         0            0
                                                            ----------  ------------  ---------  -----------
  Net increase (decrease)..................................      8,334  $     86,548          0  $         0
                                                            ==========  ============  =========  ===========
Increase (decrease) derived from capital share transactions 11,157,702  $113,792,100  1,051,203  $10,612,944
                                                            ==========  ============  =========  ===========


                See accompanying notes to financial statements.

                                     MSF-15

METROPOLITAN SERIES FUND, INC.
LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

 FINANCIAL HIGHLIGHTS


                                                                            CLASS A                     CLASS B       CLASS E
                                                          ---------------------------------------   ------------  ------------
                                                                                        NOVEMBER 9,    JANUARY 2,      MAY 1,
                                                                                          1998(A)       2001(A)       2001(A)
                                                             YEAR ENDED DECEMBER 31,      THROUGH      THROUGH       THROUGH
                                                          ----------------------------  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                            2001      2000      1999        1998        2001          2001
                                                          --------  --------  --------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD..................... $   9.90  $   9.45  $  10.06    $ 10.00       $9.93        $ 9.97
                                                          --------  --------  --------    -------      -------        ------
INCOME FROM INVESTMENT
OPERATIONS
  Net investment income..................................     0.54      0.63      0.48       0.07        0.38          0.02
  Net realized and unrealized gain (loss) on investments.     0.19      0.45     (0.62)      0.07        0.23          0.46
                                                          --------  --------  --------    -------      -------        ------
  Total from investment operations.......................     0.73      1.08     (0.14)      0.14        0.61          0.48
                                                          --------  --------  --------    -------      -------        ------
LESS
DISTRIBUTIONS
  Distributions from net investment income...............    (0.17)    (0.63)    (0.47)     (0.08)       (0.17)         0.00
  Distributions from net realized capital gains..........     0.00      0.00      0.00       0.00         0.00          0.00
                                                          --------  --------  --------    -------      -------        ------
  Total distributions....................................    (0.17)    (0.63)    (0.47)     (0.08)       (0.17)         0.00
                                                          --------  --------  --------    -------      -------        ------
NET ASSET VALUE, END OF PERIOD........................... $  10.46  $   9.90  $   9.45    $ 10.06       $10.37        $10.45
                                                          ========  ========  ========    =======      =======        ======
TOTAL RETURN (%).........................................      7.4      11.4      (1.4)       1.4 (b)       6.1(b)      4.8 (b)
Ratio of operating expenses to average net assets (%)....     0.38      0.37      0.40       0.42 (c)      0.63(c)      0.53(c)
Ratio of net investment income to average net assets (%).     5.66      6.54      6.06       5.28 (c)      5.33(c)      5.74(c)
Portfolio turnover rate (%)..............................       18        15        96         11 (c)        18           18
Net assets, end of period (000).......................... $254,357  $145,837  $129,339    $58,810        $16,276        $   87
The Ratios of operating expenses to average net
assets
 without giving effect to the voluntary expense
agreement
 would have been (%).....................................       --        --        --       0.59 (c)         --            --

(a)Commencement of operations.
(b)Periods  less  than  one  year  are  not  computed  on an  annualized  basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                     MSF-16

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH INCOME PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS


 INVESTMENT OBJECTIVE
 TO ACHIEVE THE HIGHEST POSSIBLE TOTAL RETURN, BY COMBINING CURRENT INCOME WITH CAPITAL GAINS, CONSISTENT WITH PRUDENT INVESTMENT RISKS AND, SECONDARILY, THE PRESERVATION OF CAPITAL.

 INCEPTION DATE  6/24/83

 ASSET CLASS
 U.S. BONDS

 NET ASSETS
 $542.7 MILLION

 PORTFOLIO  MANAGER
 JOHN H. KALLIS

PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2001, the Class A shares of State Street Research Income Portfolio returned 8.3%. That was slightly less than the Lehman Brothers Aggregate Index,/1 which returned 8.4% for the same time period. The average return of the portfolio's peer group, the Lipper Variable Insurance Products Corporate Debt A Rated Funds universe15/, was 7.7% for the year. The portfolio's performance can be attributed primarily to declining interest rates and a generally favorable environment for bonds.

PORTFOLIO ACTIVITY
The Federal Reserve Board reduced short-term interest rates eleven times during the year, which created a favorable environment for short-term bonds -- and for the fixed-income markets in general. In the first half of the year, the portfolio benefited from its emphasis on short-to-intermediate term U.S. Treasury and Agency securities. Although our decision to position the fund for lower long-term interest rates in the second half of the year has not been fully rewarded (as the yield on the 10-Year U.S. Treasury bond ended the year about where it started at just over 5.0%), it positions the fund for what we believe will be declining rates in the months ahead. Yields reached a new cyclical low in November then turned upward.

The portfolio fell just short of the index primarily because of weaker performance in the first half of the year when it was underweighted in high-grade corporate bonds, which performed strongly. However, relative performance picked up in the second half. Investments in U.S. Treasury and Agency bonds did well in the third quarter. Our emphasis on bonds that trade off their yield spread to U.S. Treasuries was a good decision later in the year. European non-dollar bonds and emerging market bonds, although a small percentage of the portfolio, also made a positive contribution to performance, as did high yield bonds.
PORTFOLIO OUTLOOK/A/
We expect inflation to remain tame in the period ahead, the result of lower energy costs and lack of pricing power among retailers. We do not believe that an economic recovery will be strong enough to warrant an increase in interest rates, which the future's market appears to have priced into current levels. As a result, we have lengthened the fund's duration. (Duration is a measure of the fund's sensitivity to changing interest rates.) We continue to emphasize bonds outside the Treasury/Agency sector, which we believe will be the beneficiaries of lower interest rates, continued low inflation, and a stabilizing U.S. economy: corporate, and high yield bonds, as well as asset-backed securities and commercial mortgage-backed securities. If our outlook is on target, we believe that bonds are positioned to experience another good year and the portfolio is positioned to take advantage of an environment of declining interest rates and what we believe will be a saucer-shaped economic recovery. Diversification among the various bond market sectors and exposure to bond markets outside the U.S. should help cushion the portfolio against any surprises.

                              PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2001


                                                       % OF TOTAL
              SECURITY                                 NET ASSETS
              ---------------------------------------------------

              UNITED SATES TREASURY BONDS.............    9.3%
              FEDERAL NATIONAL MORTGAGE ASSOCIATION...    5.4
              UNITED STATES TREASURY NOTES............    3.7
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION    2.1
              DLJ COMMERCIAL MORTGAGE CORP............    2.0
              CITIBANK CREDIT CARD ISSUANCE TRUST.....    1.3
              FORD MOTOR CREDIT CO....................    1.2
              REPUBLIC OF GREECE......................    1.2
              CONNECTICUT RRB SPECIAL PURPOSE TRUST...    1.2
              UNITED MEXICAN STATES...................    1.1


A $10,000 INVESTMENT COMPARED TO THE LEHMAN BROTHERS AGGREGATE BOND INDEX SINCE
                                    12/31/91


                                     [CHART]

          State Street
        Research Income  Lehman Brothers
           Portfolio     Aggregate Index
        ---------------  ---------------
12/91        10,000           10,000
12/92        10,692           10,740
12/93        11,907           11,787
12/94        11,533           11,443
12/95        13,787           13,558
12/96        14,284           14,050
12/97        15,689           15,406
12/98        17,164           16,745
12/99        16,775           16,607
12/00        18,654           18,538
12/01        20,210           20,103


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                            AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------

                STREET STREET RESEARCH
                  INCOME PORTFOLIO     LEHMAN BROTHERS
                CLASS A       CLASS E  AGGREGATE INDEX
1 Year            8.3%           N/A         8.4%
3 Years           5.6            N/A         6.3
5 Years           7.2            N/A         7.4
10 Years          7.3            N/A         7.2
Since Inception   9.6           6.2(a)       9.4

--------------------------------------------------------------------------------

(a)Inception date was May 1, 2001.
 Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.


                See footnotes to Portfolio Manager Commentary.

                                     MSF-17

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH INCOME PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--97.7% OF TOTAL NET ASSETS



   FACE                                                  VALUE
  AMOUNT                                               (NOTE 1A)

               AEROSPACE & DEFENSE--1.0%
$ 1,250,000    Lockheed Martin Corp.
                8.500%, 12/01/29.................... $   1,495,400
    850,000    United Technologies Corp.
                6.350%, 3/1/11......................       864,093
  2,850,000    United Technologies Corp.
                6.700%, 8/1/28......................     2,848,375
                                                     -------------
                                                         5,207,868
                                                     -------------

               AGRICULTURAL MACHINERY--0.5%
  2,500,000    Cargill, Inc. (144A) 6.250%, 05/01/06     2,584,775
                                                     -------------

               AUTO PARTS--0.6%
  2,450,000    Dana Corp. (144A) 9.000%, 08/15/11...     2,217,250
  1,275,000    Lear Corp. 7.960%, 05/15/05..........     1,288,987
                                                     -------------
                                                         3,506,237
                                                     -------------

               AUTOMOBILES--2.1% 375,000 Autonation, Inc. (144A)
                9.000%, 08/01/08....................       382,500
  2,950,000    BMW Vehicle Owner Trust
                5.110%, 05/25/06....................     3,004,389
  1,375,000    Briggs & Stratton Corp.
                8.875%, 03/15/11....................     1,430,371
  2,500,000    DaimlerChrysler Auto Trust
                5.320%, 9/6/2006....................     2,567,175
  1,450,000    DaimlerChrysler North America Holding
                Corp. 8.500%, 01/18/31..............     1,552,776
  2,575,000    Ford Motor Co. 7.450%, 07/16/31......     2,362,640
                                                     -------------
                                                        11,299,851
                                                     -------------

               BANKS--0.9%
  2,550,000    Suntrust Banks, Inc. 6.375%, 04/01/11     2,587,714
  2,100,000    Wells Fargo Bank N.A.
                6.450%, 02/01/11....................     2,145,969
                                                     -------------
                                                         4,733,683
                                                     -------------

               BUSINESS SERVICES--0.5%
  1,275,000    Electronic Data Systems Corp.
                6.850%, 10/15/04....................     1,348,759
  1,350,000    Electronic Data Systems Corp.
                7.450%, 10/15/29....................     1,402,555
                                                     -------------
                                                         2,751,314
                                                     -------------

               CHEMICALS--0.9%
  1,300,000    Airgas, Inc. 9.125%, 10/01/11........     1,391,000
  2,675,000    Lyondell Chemical Co.
                9.625%, 05/01/07....................     2,688,375

   FACE                                                 VALUE
  AMOUNT                                              (NOTE 1A)

            CHEMICALS--(CONTINUED)
$   900,000 OM Group, Inc. (144A)
             9.250%, 12/15/11....................... $    913,500
                                                     ------------
                                                        4,992,875
                                                     ------------

            COAL--0.1%
    525,000 Luscar Coal, Ltd. (144A)
             9.750%, 10/15/11.......................      556,778
                                                     ------------

            COLLATERALIZED MORTGAGE OBLIGATIONS--10.8%
  1,850,000 Bear Stearns Commercial Mortgage
             Securities, Inc. 7.080%, 07/15/31......    1,949,437
  1,226,832 Bear Stearns Commercial Mortgage
             Securities, Inc. 6.080%, 02/15/35......    1,243,318
  1,996,253 Chase Commercial Mortgage Securities
             Corp. 6.025%, 11/18/30.................    2,031,811
  2,325,000 Commercial Mortgage Acceptance Corp.
             (144A) 6.230%, 03/15/13................    1,773,357
  3,250,000 Commercial Mortgage Acceptance Corp.
             (144A) 5.440%, 05/15/13................    2,258,750
  6,175,000 Connecticut RRB Special Purpose Trust
             5.360%, 03/30/07.......................    6,368,401
  3,375,000 DLJ Commercial Mortgage Corp.
             7.362%, 06/10/31 (d)...................    2,708,437
  3,774,280 DLJ Commercial Mortgage Corp.
             6.930%, 8/10/09........................    3,924,058
  1,150,000 DLJ Commercial Mortgage Corp.
             7.500%, 9/10/10........................    1,195,637
  2,750,000 DLJ Commercial Mortgage Corp.
             6.240%, 11/12/31.......................    2,765,364
  3,150,000 First Union Lehman Brothers (144A)
             7.500%, 11/18/29.......................    2,520,630
  2,561,000 First Union Lehman Brothers Commercial
             Mortgage Trust II 6.600%, 11/18/29.....    2,644,489
  2,050,000 J.P. Morgan Commercial Mortgage
             Finance Corp. 6.507%, 10/15/35.........    2,088,117
  2,300,000 J.P. Morgan Project Commercial Mortgage
             Finance Corp. 7.238%, 09/15/29 (d).....    2,376,187
  2,531,871 Lehman Brothers-UBS Commercial
             Mortgage Trust (144A)
             6.155%, 07/14/16.......................    2,512,123
    549,907 Morgan Stanley Capital I, Inc.
             6.190%, 1/15/07........................      576,220
  4,525,000 Morgan Stanley Dean Witter Capital, Inc.
             6.460%, 02/15/33.......................    4,625,726
  1,450,000 NationsLink Funding Corp. (Class E)
             7.105%, 11/20/08.......................    1,438,690
  5,375,000 Principal Residential Mortgage Capital
             (144A) 4.550%, 12/20/04 (d)............    5,333,612
  2,550,000 Residential Asset Security Mortgage Pass
             Thru 5.751%, 08/25/05..................    2,561,455


                See accompanying notes to financial statements.

                                     MSF-18

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH INCOME PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)



   FACE                                                VALUE
  AMOUNT                                             (NOTE 1A)

            COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)
$ 2,075,000 Salomon Brothers Commercial Mortgage
             Trust 6.226%, 12/18/35................ $  2,114,311
  3,508,355 Structured Asset Securities Corp.
             6.790%, 10/12/34......................    3,620,974
                                                    ------------
                                                      58,631,104
                                                    ------------

            COMMUNICATION SERVICES--2.3% 2,400,000 AOL Time Warner, Inc.
             6.125%, 04/15/06......................    2,455,392
  2,475,000 CSC Holdings, Inc. 7.625%, 04/01/11....    2,480,470
  1,350,000 Cingular Wireless, L.L.C. (144A)
             5.625%, 12/15/06......................    1,354,077
    875,000 Crown Castle International Corp.
             10.750%, 08/01/11 (c).................      855,312
  2,605,000 Telecomunicacione de Puerto Rico, Inc.
             6.650%, 05/15/06......................    2,635,791
  2,425,000 Vodafone Airtouch, Plc.
             7.750%, 02/15/10......................    2,654,963
                                                    ------------
                                                      12,436,005
                                                    ------------

            COMMUNICATIONS--1.2%
    925,000 Charter Communications Holdings
             9.625%, 11/15/09......................      934,250
    375,000 Charter Communications Holdings, L.L.C.
             10.750%, 10/01/09.....................      391,875
  2,575,000 Clear Channel Communications
             7.250%, 9/15/03.......................    2,676,094
  2,425,000 Comcast Cable Communications
             6.750%, 1/30/11.......................    2,434,458
                                                    ------------
                                                       6,436,677
                                                    ------------

            COMPUTERS  &  BUSINESS   EQUIPMENT--0.5%   2,650,000   International
  Business Machines Corp.
             4.875%, 10/01/06......................    2,641,864
                                                    ------------

            DOMESTIC OIL--0.3%
  1,375,000 Pioneer Natural Resources Co.
             9.625%, 4/1/10........................    1,522,813
                                                    ------------

            DRUGS & HEALTH CARE--1.6% 1,200,000 Columbia/HCA Healthcare Corp.
             6.870%, 9/15/03.......................    1,215,000
  1,395,000 Columbia/HCA Healthcare Corp.
             7.690%, 6/15/25.......................    1,325,250
  2,625,000 HealthSouth Corp. 7.000%, 06/15/08.....    2,559,375
  1,050,000 Quest Diagnostics, Inc.
             7.500%, 07/12/11......................    1,086,991

   FACE                                               VALUE
  AMOUNT                                            (NOTE 1A)

            DRUGS & HEALTH CARE--(CONTINUED)
$ 2,700,000 Tenet Healthcare Corp. (144A)
             5.375%, 11/15/06..................... $  2,633,904
                                                   ------------
                                                      8,820,520
                                                   ------------

            ELECTRIC UTILITIES--4.3% 2,675,000 AEP Resources, Inc. (144A)
             6.500%, 12/1/03......................    2,748,830
    250,000 Allied Waste North America, Inc.
             8.875%, 4/1/08.......................      256,875
  1,150,000 Ameren Energy Generating Co.
             7.750%, 11/1/05......................    1,200,485
  1,350,000 American Electric Power, Inc.
             6.125%, 5/15/06......................    1,334,273
    800,000 Calpine Corp. 7.750%, 04/15/09 (c)....      708,000
  2,525,000 DTE Energy Co. 6.000%, 06/01/04.......    2,589,615
  2,300,000 Dominion Resources, Inc.
             7.625%, 7/15/05......................    2,452,352
  2,300,000 Duke Energy Co. 7.375%, 03/01/10......    2,437,379
  2,150,000 Exelon Corp. 6.750%, 05/01/11.........    2,155,461
  2,325,000 KeySpan Corp. 7.625%, 11/15/10........    2,524,810
  2,275,000 Peco Energy Transition Trust
             7.625%, 3/1/10.......................    2,491,057
  2,525,000 Progress Energy, Inc. 7.100%, 03/01/11    2,620,798
                                                   ------------
                                                     23,519,935
                                                   ------------

            ELECTRICAL EQUIPMENT--0.2%
  1,250,000 Ametek, Inc. 7.200%, 07/15/08.........    1,206,388
                                                   ------------

            FEDERAL AGENCIES--7.6%
    233,258 Federal Home Loan Mortgage Corp.
             9.000%, 12/1/09......................      248,770
     96,992 Federal National Mortgage Association
             7.750%, 09/01/06.....................      100,522
    184,468 Federal National Mortgage Association
             7.750%, 03/01/08.....................      193,169
     18,516 Federal National Mortgage Association
             7.750%, 04/01/08.....................       19,372
     42,007 Federal National Mortgage Association
             8.000%, 06/01/08.....................       44,228
    309,824 Federal National Mortgage Association
             8.250%, 07/01/08.....................      327,034
    317,853 Federal National Mortgage Association
             8.500%, 02/01/09.....................      339,118
     95,653 Federal National Mortgage Association
             8.500%, 09/01/09.....................      101,867
  4,300,000 Federal National Mortgage Association
             6.250%, 02/01/11.....................    4,367,854
     50,771 Federal National Mortgage Association
             9.000%, 04/01/16.....................       54,249


                See accompanying notes to financial statements.

                                     MSF-19

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH INCOME PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)



   FACE                                               VALUE
  AMOUNT                                            (NOTE 1A)

            FEDERAL AGENCIES--(CONTINUED)
$ 6,275,000 Federal National Mortgage Association
             7.125%, 01/15/30..................... $  6,963,305
  5,000,000 Federal National Mortgage Association
             7.250%, 05/15/30.....................    5,632,800
 11,100,000 Federal National Mortgage Association
             TBA, 12/01/99........................   11,315,118
     67,791 Government National Mortgage
             Association 7.500%, 05/15/07.........       70,871
  3,245,091 Government National Mortgage
             Association 7.500%, 12/15/14.........    3,419,515
  7,756,323 Government National Mortgage
             Association 7.000%, 05/15/31.........    7,921,145
                                                   ------------
                                                     41,118,937
                                                   ------------

            FINANCE & BANKING--17.6%
  2,750,000 AIG Sunamerica Global Financing II
             (144A) 7.600%, 06/15/05..............    2,974,922
  2,150,000 AIG Sunamerica Global Financing VI
             (144A) 6.300%, 05/10/11..............    2,173,822
  3,375,000 Bank America Corp.
             7.400%, 01/15/11 (c).................    3,620,160
  2,300,000 Bombardier Capital, Inc. (144A)
             7.300%, 12/15/02.....................    2,388,734
  2,550,000 Caterpillar Financial Asset Trust
             4.850%, 04/25/07.....................    2,604,825
  1,200,000 Chase Manhattan Corp.
             7.875%, 06/15/10.....................    1,327,692
  2,300,000 Citibank Credit Card Issuance Trust
             7.050%, 09/17/07.....................    2,449,500
  4,550,000 Citibank Credit Card Issuance Trust
             6.650%, 05/15/08.....................    4,687,910
  1,150,000 Citibank Credit Card Master Trust I
             5.300%, 01/09/06.....................    1,181,982
  1,695,000 Citibank Credit Card Master Trust I
             5.875%, 03/10/11.....................    1,710,357
  1,850,000 Citigroup, Inc. 6.750%, 12/01/05......    1,958,632
  1,125,000 Citigroup, Inc. 7.250%, 10/01/10......    1,206,709
  2,675,000 Conoco Funding Co. 5.450%, 10/15/06...    2,680,296
  2,550,000 Countrywide Funding Corp.
             5.250%, 5/22/03......................    2,613,699
  1,300,000 Credit Suisse USA, Inc.
             5.875%, 08/01/06.....................    1,322,464
  4,925,000 Detroit Edison Securitization Funding,
             L.L.C. 5.510%, 03/01/07..............    5,082,501
  4,800,000 Discover Card Master Trust I
             5.300%, 11/16/06.....................    4,944,000
  2,725,000 Distribution Financial Services Trust
             5.670%, 01/17/17.....................    2,674,860
  1,275,000 EOP Operating, L.P. 6.500%, 06/15/04..    1,323,425

   FACE                                                 VALUE
  AMOUNT                                              (NOTE 1A)
            FINANCE & BANKING--(CONTINUED)
$ 3,850,000 FleetBoston Financial Corp.
             7.250%, 9/15/05........................ $  4,143,716
  2,600,000 Florida Windstorm Underwriting (144A)
             7.125%, 02/25/19.......................    2,549,638
  6,575,000 Ford Motor Credit Co. 6.875%,
             02/01/06...............................    6,572,699
    550,000 GE Global Insurance Holding Corp.
             7.000%, 02/15/26.......................      571,224
  1,470,000 GE Global Insurance Holding Corp.
             7.750%, 06/15/30.......................    1,659,836
  3,700,000 General Motors Acceptance Corp.
             8.000%, 11/1/31........................    3,743,253
  1,175,000 Goldman Sachs Group, Inc.
             7.625%, 8/17/05........................    1,262,479
  1,225,000 Goldman Sachs Group, L.P. (144A)
             6.625%, 12/1/04........................    1,288,161
    675,000 J.P. Morgan Chase & Co.
             6.750%, 02/01/11.......................      691,916
  4,275,000 John Hancock Global Funding (144A)
             7.900%, 07/02/10.......................    4,722,421
  1,300,000 MBNA Corp. Senior Medium Term Note
             6.875%, 11/15/02.......................    1,341,964
  1,775,000 MBNA Master Credit Card Trust II
             7.000%, 2/15/12........................    1,884,819
  1,150,000 NiSource Finance Corp.
             7.500%, 11/15/03.......................    1,200,152
    625,000 Senior Housing Properties Trust
             8.625%, 1/15/12........................      631,250
  2,550,000 Simon Debartolo Group, L.P.
             6.875%, 11/15/06.......................    2,616,453
  2,700,000 Sprint Capital Corp. 6.000%, 01/15/07...    2,684,637
  2,575,000 United States Bank National Association
             Minneapolis 6.375%, 08/01/11...........    2,608,681
  2,400,000 United States West Capital Funding, Inc.
             6.375%, 07/15/08.......................    2,265,984
  1,500,000 Verizon Global Funding Corp.
             7.250%, 12/1/10........................    1,604,235
  2,450,000 Wells Fargo & Co. 7.250%, 08/24/05......    2,635,098
                                                     ------------
                                                       95,605,106
                                                     ------------

            FINANCIAL SERVICES--4.5%
  1,350,000 ERAC USA Finance Co. (144A)
             6.950%, 3/1/04.........................    1,369,008
  1,175,000 ERAC USA Finance Co. (144A)
             6.625%, 2/15/05........................    1,187,619
  2,500,000 General Electric Capital Corp.
             6.875%, 11/15/10.......................    2,694,800
  5,475,000 Household Finance Corp.
             6.375%, 10/15/11.......................    5,302,209

                See accompanying notes to financial statements.

                                     MSF-20

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH INCOME PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)


   FACE                                                         VALUE
  AMOUNT                                                      (NOTE 1A)
            FINANCIAL SERVICES--(CONTINUED)
$   874,180 Long Beach Asset Holdings Corp. (144A)
             7.870%, 09/26/31............................... $    863,253
    900,000 Long Beach Asset Holdings Corp. (144A)
             0.990%, 12/31/31...............................      892,404
  2,700,000 MBNA Credit Card Master Note Trust
             1.000%, 06/15/09...............................    2,700,000
  2,425,000 MBNA Master Credit Card Trust
             6.500%, 4/15/10................................    2,552,116
    455,000 MBNA Master Credit Card Trust II 6.600%,
             4/16/07........................................      480,876
  1,525,000 Morgan Stanley Capital, Inc.
             6.210%, 11/15/31...............................    1,537,612
  2,225,000 Qwest Capital Funding, Inc. (144A) 7.000%,
             08/03/09.......................................    2,138,003
  2,425,000 West Penn Funding, L.L.C.
             6.810%, 9/25/08................................    2,584,638
                                                             ------------
                                                               24,302,538
                                                             ------------

            FOOD & BEVERAGES--2.1%
    900,000 Coca Cola Enterprises, Inc. 6.950%, 11/15/26....      926,523
  2,450,000 Conagra, Inc. 7.500%, 09/15/05..................    2,604,154
    200,000 Constellation Brands, Inc. 8.000%, 2/15/08......      204,000
  1,400,000 Kellogg Co. 5.500%, 04/01/03....................    1,436,470
  1,850,000 Pepsi Bottling Holdings, Inc. (144A)
             5.625%, 02/17/09...............................    1,827,337
  2,650,000 Tyson Foods, Inc. (144A) 6.625%, 10/1/04........    2,709,519
  1,400,000 Unilever Capital 7.125%, 11/01/10...............    1,514,408
                                                             ------------
                                                               11,222,411
                                                             ------------

            FOREIGN GOVERNMENT--3.1%
  3,100,000 Bundes Republic of Deutschland
             5.250%, 01/04/11, (EUR)........................    2,823,209
  4,325,000 Government of Canada 6.000%, 06/01/11, (CAD)....    2,843,858
 10,925,000 Government of New Zealand
             8.000%, 11/15/06, (NZD)........................    4,858,848
  6,108,767 Republic of Greece
             8.800%, 06/19/07, (EUR)........................    6,455,454
                                                             ------------
                                                               16,981,369
                                                             ------------

            GAS & PIPELINE UTILITIES--0.2%
    950,000 PSEG Transitions Funding, L.L.C. 5.980%, 6/15/08      987,696
                                                             ------------

            HEALTH CARE--PRODUCTS--0.5%
  2,375,000 Unilever Capital Corp. 6.875%, 11/01/05 (c).....    2,531,228
                                                             ------------

            HOTELS & RESTAURANTS--0.8%
  2,050,000 McDonald's Corp. 6.000%, 04/15/11...............    2,065,580

   FACE                                                        VALUE
  AMOUNT                                                     (NOTE 1A)
            HOTELS & RESTAURANTS--(CONTINUED)
$ 2,300,000 Park Place Entertainment Corp..................
              9.375%, 2/15/07.............................. $  2,392,000
                                                            ------------
                                                               4,457,580
                                                            ------------

            INDUSTRIAL MACHINERY--1.3%
  2,125,000 Beckman Industrials 7.450%, 03/04/08...........    2,210,127
  2,600,000 Dover Corp. 6.500%, 02/15/11...................    2,640,638
  2,300,000 Tembec Industries, Inc. 8.500%, 02/01/11.......    2,369,000
                                                            ------------
                                                               7,219,765
                                                            ------------

            INVESTMENT BROKERAGE--0.7%
  3,800,000 Merrill Lynch & Co., Inc.
             5.350%, 6/15/04...............................    3,905,982
                                                            ------------

            LEISURE--1.2%
  1,325,000 Aztar Corp. (144A) 9.000%, 08/15/11............    1,378,000
  2,300,000 Harrah's Operating, Inc. 7.875%, 12/15/05......    2,386,250
  2,650,000 The Walt Disney Co. 3.900%, 09/15/03...........    2,655,830
                                                            ------------
                                                               6,420,080
                                                            ------------

            MUNICIPAL BOND--0.6%
  2,775,000 New Jersey Economic Development Authority
             7.425%, 02/15/29..............................    3,080,833
                                                            ------------

            NEWSPAPERS--0.5%
  1,350,000 News America Holdings Inc. 8.625%, 2/1/03......    1,414,152
  1,275,000 News America Holdings, Inc. 7.750%, 1/20/24....    1,252,471
                                                            ------------
                                                               2,666,623
                                                            ------------

            PAPER & FOREST--0.5%
  1,125,000 International Paper Co. 8.000%, 07/08/03.......    1,197,664
  1,425,000 Potlatch Corp. (144A) 10.000%, 07/15/11........    1,479,720
                                                            ------------
                                                               2,677,384
                                                            ------------

            POLLUTION CONTROL--0.4%
  2,350,000 Allied Waste North America, Inc. 7.875%, 1/1/09    2,285,375
                                                            ------------

            RAILROADS & EQUIPMENT--0.8%
  1,100,000 Burlington Northern Santa Fe Corp.
             6.700%, 08/01/28..............................    1,057,155
  2,350,000 Union Pacific Corp.
             6.650%, 01/15/11..............................    2,388,469
    775,000 Union Pacific Corp.
             6.625%, 02/01/29..............................      738,017
                                                            ------------
                                                              4,183,641
                                                            ------------


                See accompanying notes to financial statements.

                                     MSF-21

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH INCOME PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)



   FACE                                               VALUE
  AMOUNT                                            (NOTE 1A)
            REAL ESTATE INVESTMENT TRUST--0.2%
$ 1,225,000 Spieker Properties, L.P...............
              6.800%, 5/1/04...................... $  1,272,481
                                                   ------------

            RETAIL--1.3%
  2,150,000 Kroger Co. 8.050%, 02/01/10...........    2,350,853
    125,000 Safeway, Inc. 7.000%, 09/15/02........      128,776
  3,825,000 Wal-Mart Stores, Inc. 7.550%, 02/15/30    4,416,116
                                                   ------------
                                                      6,895,745
                                                   ------------

            STEEL--0.5%
  2,700,000 Alaska Steel Corp. 7.875%, 02/15/09...    2,659,500
                                                   ------------

            TECHNOLOGY--0.4%
  2,400,000 CSX Corp. 7.050%, 05/01/02............    2,432,976
                                                   ------------

            TELEPHONE--3.1%
  1,125,000 AT&T Corp. 6.000%, 03/15/09...........    1,069,954
  1,475,000 AT&T Corp. 6.500%, 03/15/29...........    1,288,456
  1,250,000 AT&T Corp. (144A) 8.000%, 11/15/31....    1,307,638
  1,250,000 AT&T Wireless Services, Inc.
             8.750%, 3/1/31.......................    1,421,488
  2,250,000 British Telecommunications, Plc.
             8.875%, 12/15/30 (d).................    2,581,965
  2,325,000 GTE Corp. 6.940%, 04/15/28............    2,328,860
  2,250,000 Telus Corp. 7.500%, 06/01/07..........    2,342,002
  1,325,000 Worldcom, Inc. 7.875%, 05/15/03.......    1,392,893
  1,225,000 Worldcom, Inc. 6.500%, 05/15/04.......    1,259,655
  2,050,000 Worldcom, Inc. 7.500%, 05/15/11.......    2,099,364
                                                   ------------
                                                     17,092,275
                                                   ------------

            TRANSPORTATION--0.5%
  2,300,000 Norfolk Southern Corp.
             7.350%, 05/15/07.....................    2,471,281
                                                   ------------

            U.S. TREASURY--13.0%
  2,875,000 United States Treasury Bonds
             11.250%, 02/15/15 (c)................    4,410,883
 13,100,000 United States Treasury Bonds
             10.625%, 08/15/15 (c)................   19,433,064
  3,705,000 United States Treasury Bonds
             8.875%, 2/15/19......................    4,970,480
  5,800,000 United States Treasury Bonds
             8.125%, 8/15/21......................    7,407,702
 10,825,000 United States Treasury Bonds
             6.750%, 08/15/26 (c).................   12,203,455
  1,950,000 United States Treasury Bonds
             6.125%, 08/15/29 (c).................    2,063,958
    125,000 United States Treasury Bonds
             6.250%, 05/15/30 (c).................      135,274

   FACE                                               VALUE
  AMOUNT                                            (NOTE 1A)
            U.S. TREASURY--(CONTINUED)
$ 3,925,000 United States Treasury Notes
             6.125%, 08/31/02 (c)................. $  4,034,782
  5,100,000 United States Treasury Notes
             5.875%, 11/15/04 (c).................    5,398,044
  7,675,000 United States Treasury Notes
             7.000%, 07/15/06 (c).................    8,485,633
  2,250,000 United States Treasury Notes
             5.000%, 02/15/11 (c).................    2,241,563
                                                   ------------
                                                     70,784,838
                                                   ------------

            UTILITIES--0.5%
    900,000 Energy East Corp. 7.750%, 11/15/03 (d)      944,055
  1,655,000 PECO Energy Co. 6.130%, 03/01/09......    1,696,888
                                                   ------------
                                                      2,640,943
                                                   ------------

            YANKEE--8.0%
  2,100,000 British Sky Broadcasting Group
             6.875%, 2/23/09......................    2,014,992
  2,450,000 Deutsche Telekom International Finance
             B.V. 7.750%, 06/15/05................    2,622,211
  3,800,000 DR Investments (144A)
             7.100%, 05/15/02.....................    3,859,052
  3,078,525 Federal Republic of Brazil
             8.000%, 04/15/14 (c).................    2,333,830
  1,150,000 Flextronics International, Ltd.
             9.875%, 07/01/10 (c).................    1,207,500
  2,525,000 France Telecom S.A. (144A)
             7.200%, 3/1/06.......................    2,651,881
  3,069,000 National Republic of Bulgaria
             4.563%, 01/28/02 (d).................    2,700,720
  1,300,000 Province of Quebec
             5.500%, 04/11/06 (c).................    1,324,128
    525,000 Province of Quebec 6.125%, 01/22/11...      528,381
  2,575,000 Province of Quebec 7.500%, 09/15/29...    2,878,695
  2,262,956 Republic of Panama
             4.750%, 07/17/02 (d).................    2,005,117
  1,875,000 Republic of Peru 4.500%, 03/07/03 (d).    1,457,066
  1,808,000 Republic of Philippines
             2.938%, 12/01/09 (d).................    1,586,520
    325,000 Republic of Philippines
             9.875%, 03/16/10.....................      335,969
  2,648,250 Republic of Poland
             6.000%, 10/27/14 (d).................    2,632,361
  2,425,000 Russian Federation 8.250%, 03/31/10...    2,123,451
  5,100,000 Tyco International Group S.A.
             6.375%, 2/15/06......................    5,199,399
  1,200,000 United Mexican States
             9.750%, 04/06/05.....................    1,347,000
  3,300,000 United Mexican States
             9.875%, 02/01/10.....................    3,679,500


                See accompanying notes to financial statements.

                                     MSF-22

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH INCOME PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)



   FACE                                        VALUE
  AMOUNT                                     (NOTE 1A)

            YANKEE--(CONTINUED)
$   650,000 United Mexican States
             11.500%, 05/15/26............. $    827,125
                                            ------------
                                              43,314,898
                                            ------------
            Total Bonds & Notes
             (Identified Cost $520,504,134)  530,060,172
                                            ------------


 SHORT TERM INVESTMENTS--2.9%


           COMMERCIAL PAPER--2.8% 1,440,000 Goldman Sachs Group, L.P.
            1.750%, 1/2/2002.......................   1,439,930
 8,450,000 Goldman Sachs Group, L.P.
            1.950%, 1/14/2002......................   8,444,050
 5,190,000 Morgan Stanley Dean Witter & Co. 2.020%,
            1/15/2002..............................   5,185,923
                                                    -----------
                                                     15,069,903
                                                    -----------

   FACE                                                VALUE
  AMOUNT                                             (NOTE 1A)

            REPURCHASE AGREEMENT--0.1%
$   839,000 State Street Repurchase Agreement dated
             12/31/01 at 0.650% to be
             repurchased at $839,030 on
             01/02/02, collateralized by
             $865,000 U.S. Treasury Bill
             1.710% due 05/16/02 with a value of
             $856,783.............................. $    839,000
                                                    ------------
            Total Short Term Investments
             (Identified Cost $15,908,903).........   15,908,903
                                                    ------------
            Total Investments--100.6%
             (Identified Cost $536,413,037) (a)....  545,969,075
            Other assets less liabilities..........   (3,241,806)
                                                    ------------
            TOTAL NET ASSETS--100%................. $542,727,269
                                                    ============


                See accompanying notes to financial statements.

                                     MSF-23

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH INCOME PORTFOLIO

 FORWARD CONTRACTS OUTSTANDING AT DECEMBER 31, 2001




                                                                    LOCAL    AGGREGATE               UNREALIZED
                                                          DELIVERY CURRENCY    FACE       TOTAL    APPRECIATION/
FORWARD CURRENCY CONTRACTS                                  DATE    AMOUNT     VALUE      VALUE    (DEPRECIATION)

Euro Currency (sold)..................................... 01/09/02 5,160,000 $4,618,613 $4,591,424    $ 27,189
Euro Currency (sold)..................................... 01/22/02 2,200,000  1,930,280  1,956,507     (26,227)
Euro Currency (sold)..................................... 01/22/02   865,000    760,577    769,263      (8,686)
Canadian Dollar (sold)................................... 01/09/02 4,490,000  2,814,906  2,819,632      (4,726)
New Zealand Dollar (sold)................................ 01/22/02 1,786,000    738,582    742,123      (3,540)
New Zealand Dollar (sold)................................ 01/22/02 1,211,000    501,112    503,197      (2,085)
New Zealand Dollar (sold)................................ 01/22/02 1,210,000    500,335    502,782      (2,447)
New Zealand Dollar (sold)................................ 01/22/02 4,190,000  1,724,918  1,741,038     (16,119)
New Zealand Dollar (sold)................................ 01/22/02 2,880,000  1,183,680  1,196,704     (13,024)
                                                                                                      --------
Net Unrealized Depreciation on Forward Currency Contracts                                             $(49,665)
                                                                                                      ========



 FUTURES CONTRACTS


                                                                                                   UNREALIZED
                                                EXPIRATION NUMBER OF  CONTRACT   VALUATION AS OF  APPRECIATION
FUTURES CONTRACTS LONG                             DATE    CONTRACTS   AMOUNT       12/31/01     (DEPRECIATION)
US Treasury Bond Futures.......................  03/31/02     210    $21,551,595   $21,321,563     $(230,033)
US Treasury Notes 5 Year Futures...............  04/01/02     163     17,196,062    17,249,984        53,923
US Treasury Notes 2 Year Futures...............  04/02/02     158     32,903,122    33,019,531       116,409

FUTURES CONTRACTS SHORT
US Treasury Notes 10 Year Futures..............  03/31/02     353     37,478,545    37,114,641       363,904
                                                                                                   ---------
Net Unrealized Appreciation on Future Contracts                                                    $ 304,203

                                                                                                =========

   (a)Federal Tax Information:
   At December 31, 2001 the net unrealized appreciation on investments based on cost of $537,806,688 for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation for all investments in which there is an excess  of  value  over  tax  cost   $11,413,748
Aggregate gross unrealized depreciation  for all  investments  in which there is an excess of tax cost over value    (3,251,361)
                                                                                                                     -----------
Net unrealized appreciation................ .....................................................................   $  8,162,387
                                                                                                                      ===========

(b)Non-Income producing security.
(c)A portion or all of the security was on loan. As of December 31, 2001, the market value of securities loaned was $37,920,120 with cash collateral backing valued at $36,658,425 and Securities Collateral backing valued at $2,270,000.
(d)Variable or floating rate security. Rate disclosed as of December 31, 2001

Key to Abbreviations:
144A--Securitiesexempt from  registration  under Rule 144A of the securities act of 1933. These securities may be resold in institutional buyers. At the period end, the value of these securities amounted to $65,551,218 or 12.1% of net assets.
CAD--CanadianDollar
EUR--EuroCurrency
NZD--NewZealand Dollar

                See accompanying notes to financial statements.

                                     MSF-24

METROPOLITAN SERIES FUND, INC.
STATE STREET RESERACH INCOME PORTFOLIO

 STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2001


       ASSETS
         Investments at value..................             $545,969,075
         Cash..................................                  167,728
         Receivable for:
          Fund shares sold.....................                  153,892
          Futures variation margin.............                  135,249
          Dividends and interest...............                8,869,676
          Foreign taxes........................                   10,267
          Collateral for securities loaned.....               36,658,425
         Prepaid expense.......................                    2,900
                                                            ------------
           Total Assets........................              591,967,212
       LIABILITIES
         Payable for:
          Fund shares redeemed................. $    94,063
          Securities purchased.................  12,256,914
          Open forward currency
           contracts--net......................      49,665
          Return of collateral for securities
           loaned..............................  36,658,425
          Foreign taxes........................       1,765
         Accrued expenses:
          Management fees......................     145,908
          Other expenses.......................      33,203
                                                -----------
           Total Liabilities...................               49,239,943
                                                            ------------
       NET ASSETS..............................             $542,727,269
                                                            ============
         Net assets consist of:
          Capital paid in......................             $525,633,576
          Undistributed net investment
           income..............................               20,624,873
          Accumulated net realized gains
           (losses)............................              (13,341,293)
          Unrealized appreciation
           (depreciation) on investments
           and futures contracts...............                9,810,113
                                                            ------------
       NET ASSETS..............................             $542,727,269
                                                            ============
       Computation of offering price:
       CLASS A
       Net asset value and redemption price
        per share ($542,646,215 divided by
        41,870,908 shares of beneficial
        interest)..............................             $      12.96
                                                            ============
       CLASS E
       Net asset value and redemption price
        per share ($81,054 divided by
        6,251 shares of beneficial interest)...             $      12.97
                                                            ============
       Identified cost of investments..........             $536,413,037
                                                            ============

 STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001


     INVESTMENT INCOME
       Interest................................             $31,764,462 (a)
     EXPENSES
       Management fees......................... $1,654,497
       Service and distribution fees--Class E..          4
       Directors fees and expenses.............     11,746
       Custodian...............................    169,001
       Audit and tax services..................     17,171
       Legal...................................      1,888
       Printing................................    206,148
       Insurance...............................      5,063
       Miscellaneous...........................        508
                                                ----------
         Total expenses........................                2,066,026
                                                            ------------
     NET INVESTMENT INCOME.....................               29,698,436
                                                            ------------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................  5,622,173
       Foreign currency transactions--net......   (179,344)
       Futures transactions--net...............    921,123     6,363,952
                                                ----------
     Unrealized appreciation (depreciation) on:
       Investments--net........................  3,704,540
       Foreign currency transactions--net......    413,199
       Futures transactions--net...............    304,203     4,421,942
                                                ----------  ------------
     Net gain (loss)...........................               10,785,894
                                                            ------------
     NET INCREASE (DECREASE) IN NET
      ASSETS FROM OPERATIONS...................             $ 40,484,330
                                                            ============

(a)Income on securities loaned $145,276

                See accompanying notes to financial statements.

                                     MSF-25

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH INCOME PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS



                                                                      YEAR ENDED    YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,
                                                                         2001          2000
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $ 29,698,436  $ 30,907,654
  Net realized gain (loss)..........................................    6,363,952   (10,741,449)
  Unrealized appreciation (depreciation)............................    4,421,942    28,926,110
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   40,484,330    49,092,315
                                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
   Class A..........................................................  (39,627,840)      (19,908)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................  (39,627,840)      (19,908)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   66,972,746   (52,054,073)
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   67,829,236    (2,981,666)

NET ASSETS
  Beginning of the year.............................................  474,898,033   477,879,699
                                                                     ------------  ------------
  End of the year................................................... $542,727,269  $474,898,033
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the year................................................... $ 20,624,873  $ 30,979,802
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:



                                                                      YEAR ENDED                YEAR ENDED
                                                                   DECEMBER 31, 2001         DECEMBER 31, 2000
                                                               ------------------------ ------------------------
                                                                 SHARES         $          SHARES         $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  6,020,641  $ 78,153,564   1,095,397  $ 13,297,199
  Reinvestments...............................................  3,250,848    39,627,840       1,611        19,908
  Redemptions................................................. (3,953,204)  (50,889,170) (5,444,092)  (65,371,180)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  5,318,285  $ 66,892,234  (4,347,084) $(52,054,073)
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................      6,259  $     80,618           0  $          0
  Reinvestments...............................................          0             0           0             0
  Redemptions.................................................         (8)         (106)          0             0
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................      6,251  $     80,512           0  $          0
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  5,324,536  $ 66,972,746  (4,347,084) $(52,054,073)
                                                               ==========  ============  ==========  ============


                See accompanying notes to financial statements.

                                     MSF-26

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH INCOME PORTFOLIO

 FINANCIAL HIGHLIGHTS



                                                                              CLASS A                          CLASS E
                                                          ----------------------------------------------- --------------
                                                                                                           MAY 1, 2001(A)
                                                                      YEAR ENDED DECEMBER 31,                THROUGH
                                                          -----------------------------------------------   DECEMBER 31,
                                                            2001      2000     1999      1998      1997        2001
                                                          --------  -------- --------  --------  -------- --------------
NET ASSET VALUE, BEGINNING OF PERIOD..................... $  12.99  $  11.68 $  12.78  $  12.66  $  12.36    $12.21
                                                          --------  -------- --------  --------  --------     ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................     0.74      0.85     0.81      0.75      0.83      0.03
  Net realized and unrealized gain (loss) on investments.     0.28      0.46    (1.10)     0.42      0.38      0.73
                                                          --------  -------- --------  --------  --------     ------
  Total from investment operations.......................     1.02      1.31    (0.29)     1.17      1.21      0.76
                                                          --------  -------- --------  --------  --------     ------
LESS DISTRIBUTIONS
  Distributions from net investment income...............    (1.05)     0.00    (0.79)    (0.80)    (0.87)       0.00
  Distributions from net realized capital gains..........     0.00      0.00    (0.02)    (0.25)    (0.04)      0.00
                                                          --------  -------- --------  --------  --------     ------
  Total distributions....................................    (1.05)     0.00    (0.81)    (1.05)    (0.91)      0.00
                                                          --------  -------- --------  --------  --------      ------
NET ASSET VALUE, END OF PERIOD........................... $  12.96  $  12.99 $  11.68  $  12.78  $  12.66      $12.97
                                                          ========  ======== ========  ========  ========      ======
TOTAL RETURN (%).........................................      8.3      11.2     (2.3)      9.4       9.8      6.2(b)
Ratio of operating expenses to average net assets (%)....     0.40      0.38     0.38      0.39      0.38     0.55(c)
Ratio of net investment income to average net assets (%).     5.79      6.69     6.15      6.13      6.57     5.64(c)
Portfolio turnover rate (%)..............................      143       199      183       124       122        143
Net assets, end of period (000).......................... $542,646  $474,898 $477,880  $526,854  $412,191     $   81

(a)Commencement of operations.
(b)Periods  less  than  one  year  are  not  computed  on an  annualized  basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                     MSF-27

METROPOLITAN SERIES FUND, INC.

 LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS


 INVESTMENT OBJECTIVE
 TO ACHIEVE HIGH TOTAL INVESTMENT RETURN THROUGH A COMBINATION OF CURRENT INCOME AND CAPITAL APPRECIATION

 INCEPTION DATE  3/3/97

 ASSET CLASS
 HIGH YIELD BONDS

 NET ASSETS
 $69.4 MILLION

 PORTFOLIO  MANAGER
 DANIEL J. FUSS,  CFA,CIC
 KATHLEEN C.  GAFFNEY, CFA

PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2001, the Class A shares of Loomis Sayles High Yield Bond Portfolio returned -1.3%, under-performing its benchmark, the Merrill Lynch High Yield Bond Inde/x2/, which returned +6.3% for the same time period. The average return of the portfolio's peer group, the Lipper Variable Insurance Products High Current Yield Funds universe/15/, was +1.1% for the same period. The portfolio's under performance can be attributed to negative returns in the paper sector, where we suffered from a default of Asia Pulp and Paper early in the year, and by under performance in the Telecommunication sector.

PORTFOLIO ACTIVITY
As an active portfolio manager, investment decisions are primarily driven by credit research. During the year, we purchased companies like Xerox, when our research identified them as undervalued, and felt the likelihood for a bankruptcy filing was remote. The bonds have since performed very well, and the company has regained their financial footing. We also took advantage of the weakness in the market after the terrorist attacks in September. We increased exposure to airlines, buying issuers Delta, Continental, and United. We maintained exposure to the healthcare sector all year long, investing in names like Tenet Healthcare, Columbia HCA, and Healthsouth Corp. We also held Nabi, and Affymetrix convertibles, which did very well.
PORTFOLIO OUTLOOK/ A/
The fourth quarter began with investors still reeling from the tragic events of September 11th. High yield bonds began the quarter at historically wide spreads with Treasuries, but these spreads tightened considerably after the attacks. The Federal Reserve interest rate reductions are beginning to take effect, and our chief economist anticipates the economy to trough sometime in the first quarter of 2002, with a rebound in the second half of the year.

Moody's has reduced the expected default rate of high yield issuers in 2002 to 7.2% from 2001's level of 10.2%, which bodes well for performance in the New Year. And, we are encouraged by the improving fundamentals in the market. In short, we think we've been through the worst.

                              PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2001


                                                   % OF TOTAL
                   SECURITY                        NET ASSETS
                   ------------------------------------------

                   PIONEER NATURAL RESOURCE.......    2.5%
                   CHARTER COMMUNICATIONS HOLDINGS    2.3
                   ROGERS COMMUNICATIONS..........    1.8
                   FEDERAL REPUBLIC OF BRAZIL.....    1.8
                   INTERMEDIA COMMUNICATIONS, INC.    1.7
                   ESPIRITO SANTO-ESCELSA.........    1.7
                   AES CORP.......................    1.5
                   LUCENT TECHNOLOGIES............    1.5
                   PENNZOIL QUAKER STATE..........    1.5
                   MASCOTECH, INC.................    1.5

A $10,000 INVESTMENT COMPARED TO THE MERRILL LYNCH HIGH YIELD BOND INDEX SINCE
                                     3/3/97



                                     [CHART]

             Loomis Sayles         Merrill Lynch
            High Yield Bond       High Yield Bond
            ---------------       ---------------
3/97             10,000                10,000
12/97            10,618                11,042
12/98             9,821                11,446
12/99            11,571                11,626
12/00            11,460                11,178
12/01            11,309                11,879


--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                            AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                      LOOMIS SAYLES            ML
                                 HIGH YIELD BOND PORTFOLIO HIGH YIELD
                                  CLASS A         CLASS E    INDEX

                 1 Year           -1.3%             N/A       6.3%
                 3 Years           4.8              N/A       1.3
                 Since Inception   2.6             -3.6(a)    3.6

--------------------------------------------------------------------------------

(a)Inception date was May 1, 2001.
 Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                See footnotes to Portfolio Manager Commentary.

                                     MSF-28

METROPOLITAN SERIES FUND, INC.
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--72.1% OF TOTAL NET ASSETS


   FACE                                               VALUE
  AMOUNT                                            (NOTE 1A)

           AIR TRAVEL--1.5%
$  100,000 Delta Air Lines, Inc.
            7.900%, 12/15/09 (c).................. $    90,500
   150,000 Delta Air Lines, Inc. 10.125%, 05/15/10     135,000
   500,000 Delta Air Lines, Inc. 8.300%, 12/15/29.     400,000
   445,000 United Air Lines, Inc.
            10.670%, 05/01/04 (c).................     324,850
   100,000 United Air Lines, Inc. 9.125%, 01/15/12      65,500
                                                   -----------
                                                     1,015,850
                                                   -----------

           APPAREL & TEXTILES--0.7%
   550,000 Phillips Van Heusen Corp.
            7.750%, 11/15/23......................     467,500
                                                   -----------

           ASSET BACKED--0.2%
   195,104 Northwest Airlines Pass Through
            7.950%, 3/1/15........................     169,288
                                                   -----------

           AUTO PARTS--2.1%
   150,000 Dana Corp. 6.250%, 03/01/04............     136,500
   350,000 Dana Corp. 6.500%, 03/01/09 (c)........     287,000
 1,315,000 Pennzoil Quaker State Co...............
             7.375%, 4/1/29.......................   1,048,712
                                                   -----------
                                                     1,472,212
                                                   -----------

           BIOTECHNOLOGY--0.4%
   320,000 Human Genome Sciences, Inc.
            3.750%, 3/15/07.......................     245,568
                                                   -----------

           BROADCASTING--2.3%
 1,900,000 Charter Communications Holdings
            0/9.920%, 04/01/04 (d)................   1,368,000
   350,000 Charter Communications Holdings
            0/11.75%, 5/15/11 (d).................     215,250
                                                   -----------
                                                     1,583,250
                                                   -----------

           CHEMICALS--1.4%
   707,000 Arco Chemical Co. 9.800%, 02/01/20.....     643,370
   150,000 Lyondell Chemical Co.
            10.875%, 05/01/09 (c).................     138,750
   200,000 Solutia, Inc. 7.375%, 10/15/27.........     155,701
                                                   -----------
                                                       937,821
                                                   -----------

           COMMUNICATION SERVICES--3.6%
   550,000 Alamosa Holdings, Inc..................
             0/12.875%, 2/15/05 (d)...............     335,500
 1,050,000 Analog Devices, Inc. 4.750%, 10/01/05..     993,562
   250,000 Cablevision S.A. 13.750%, 04/30/07 (c).      75,000
   645,000 Juniper Networks, Inc.
            4.750%, 03/15/07......................     467,625



   FACE                                              VALUE
  AMOUNT                                           (NOTE 1A)
           COMMUNICATION SERVICES--(CONTINUED)
$  150,000 Lucent Technologies, Inc.
            7.250%, 07/15/06 (c)................. $   127,500
   450,000 Nortel Networks, Ltd. 6.125%, 02/15/06     374,535
   235,000 Telewest Communications
            0/9.250%, 04/15/09 (d)...............     103,694
                                                  -----------
                                                    2,477,416
                                                  -----------

           COMMUNICATIONS--3.8%
   350,000 Adelphia Communications Corp.
            10.250%, 11/1/06.....................     357,000
   200,000 Adelphia Communications Corp.
            10.250%, 6/15/11.....................     198,000
   250,000 Callable Net Enterprises, Inc.
            9.375%, 5/15/09......................      85,000
   200,000 Century Communications Corp.
            0.010%, 1/15/08......................     102,000
   700,000 Century Communications Corp.
            8.375%, 11/15/17.....................     525,000
   450,000 Fox Family Worldwide, Inc.
            0/10.250%, 11/01/07 (d)..............     450,000
   200,000 Nextel Communications, Inc.
            0/9.950%, 02/15/08 (d) (c)...........     137,500
   600,000 Nextel Communications, Inc.
            9.375%, 11/15/09 (c).................     465,000
    51,000 RCN Corp. 0/11.000%, 07/01/08 (d).....      13,173
   170,000 RCN Corp. (Series B)
            0/9.800%, 02/15/08 (d)...............      45,688
   630,000 Williams Communications Group
            11.700%, 8/1/08......................     269,325
                                                  -----------
                                                    2,647,686
                                                  -----------

           COMPUTERS & BUSINESS  EQUIPMENT--1.5%  150,000  Lucent  Technologies,
   Inc.
            6.500%, 1/15/28......................      99,000
 1,250,000 Lucent Technologies, Inc.
            6.450%, 3/15/29......................     825,000
   150,000 Xerox Corp. 7.150%, 08/01/04 (c)......     138,750
                                                  -----------
                                                    1,062,750
                                                  -----------

           DOMESTIC OIL--3.1%
    80,000 Clark Refining & Marketing, Inc.
            8.375%, 11/15/07 (c).................      68,800
   250,000 Parker Drilling Co. 9.750%, 11/15/06..     248,750
   500,000 Pioneer Natural Resources Co.
            6.500%, 1/15/08......................     461,250
 1,510,000 Pioneer Natural Resources Co.
            7.200%, 1/15/28......................   1,283,500


                See accompanying notes to financial statements.

                                     MSF-29

METROPOLITAN SERIES FUND, INC.
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)



   FACE                                                VALUE
  AMOUNT                                             (NOTE 1A)
           DOMESTIC OIL--(CONTINUED)
$  100,000 Trico Marine Services, Inc.
            8.500%, 8/1/05......................... $    90,000
                                                    -----------
                                                      2,152,300
                                                    -----------

           DRUGS & HEALTH CARE--1.4% 500,000 Columbia/HCA Healthcare Corp.
            7.690%, 6/15/25........................     475,000
   300,000 Columbia/HCA Healthcare Corp.
            7.050%, 12/1/27........................     274,500
   250,000 Columbia/HCA Healthcare Corp.
            7.750%, 7/15/36........................     231,108
                                                    -----------
                                                        980,608
                                                    -----------

           ELECTRIC UTILITIES--3.8%
   300,000 AES Corp. 8.375%, 08/15/07..............     243,000
   250,000 AES Corp. 9.375%, 09/15/10..............     216,977
   300,000 AES Corp. 8.875%, 02/15/11..............     246,000
   500,000 AES Corp. 8.875%, 11/01/27..............     361,290
   350,000 Calpine Corp. 8.500%, 02/15/11 (c)......     313,250
   200,000 Nuevo Energy Co. 9.500%, 06/01/08.......     186,750
   600,000 Nuevo Energy Co. 9.375%, 10/01/10.......     560,250
   250,000 Seagull Energy Corp.
            7.500%, 09/15/27.......................     228,225
   300,000 Tiverton Power Associates, Ltd. (144A)
            9.000%, 07/15/18.......................     271,500
                                                    -----------
                                                      2,627,242
                                                    -----------

           ELECTRICAL EQUIPMENT--1.7%
 1,350,000 Espirito Santo-Escelsa
            10.000%, 07/15/07......................   1,147,500
                                                    -----------

           FINANCE & BANKING--3.1%
   350,000 Dillon Reed 7.430%, 08/15/18............     191,135
   230,934 DR Structured Finance Corp.
            7.600%, 8/15/07........................     184,124
   500,000 DR Structured Finance Corp.
            8.375%, 8/15/15........................     317,250
   350,000 DR Structured Finance Corp.
            9.350%, 8/15/19........................     225,225
   270,000 Northern Telecom Capital Corp.
            7.875%, 6/15/26........................     175,578
   560,000 PTC International Finance B.V...........
             0/10.750%, 07/01/07 (d)...............     480,200
   243,035 Panda Funding Corp. 11.625%, 08/20/12...     243,338
   330,000 Salton Sea Funding Corp. 7.840%, 5/30/10     313,576
                                                    -----------
                                                      2,130,426
                                                    -----------

   FACE                                            VALUE
  AMOUNT                                          (NOTE 1A
           FINANCIAL SERVICES--0.2%
$  170,000 Service Corp. International
            6.875%, 10/1/07..................... $   145,775
                                                 -----------

           FOOD & BEVERAGES--0.5%
   255,000 IMC Global, Inc. 6.500%, 08/01/03....     251,379
   125,000 IMC Global, Inc. 6.550%, 01/15/05....     116,054
                                                 -----------
                                                     367,433
                                                 -----------

           FOREIGN CORPORATE--3.7%
   200,000 Calpine Canada Energy Finance ULC
            8.750%, 10/15/07, (CAD).............     107,130
   350,000 Colt Telecom Group
            2.000%, 03/29/06, (EUR).............     182,192
 1,225,000 Colt Telecom Group
            2.000%, 04/03/07, (EUR).............     621,293
   265,000 Kon Kpn 3.500%, 11/24/05, (EUR)......     192,509
 1,900,000 Microcell Telecommunications
            0/11.125, 10/15/02 (d), (CAD).......     728,107
   300,000 Xerox Capital Europe, Plc.
            5.250%, 12/03/04, (EUR).............     227,294
   650,000 Xerox Corp. 3.500%, 02/04/04, (EUR)..     482,042
                                                 -----------
                                                   2,540,567
                                                 -----------

           FOREIGN GOVERNMENT--0.4%
 3,125,000 Republic of South Africa
            13.500%, 09/15/15, (ZAR)............     301,549
                                                 -----------

           GAS & PIPELINE UTILITIES--0.3% 200,000 Chesapeake Energy Corp.
            8.500%, 03/15/12....................     200,000
                                                 -----------

           HOTELS & RESTAURANTS--1.9%
   850,000 HMH Properties, Inc. 7.875%, 08/01/08     786,250
   300,000 Host Marriot, L.P. 8.375%, 02/15/06..     287,250
   250,000 ITT Corp. 7.375%, 11/15/15 (c).......     212,222
                                                 -----------
                                                   1,285,722
                                                 -----------

           HOUSEHOLD APPLIANCES & HOME
            FURNISHINGS--0.0%
   424,000 Zenith Corp. 8.190%, 11/01/09........      33,920
                                                 -----------

           INDUSTRIAL MACHINERY--1.0%
   450,000 Borden, Inc. 9.200%, 03/15/21........     238,500
   100,000 Borden, Inc. 7.875%, 02/15/23........      48,000
   650,000 Dana Corp. 7.000%, 03/01/29..........     442,000
                                                 -----------
                                                     728,500
                                                 -----------

                See accompanying notes to financial statements.

                                     MSF-30

METROPOLITAN SERIES FUND, INC.
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)



   FACE                                              VALUE
  AMOUNT                                           (NOTE 1A)
           MINING--0.8%
$  750,000 Glencore Nickel Properties, Ltd.
            9.000%, 12/1/14...................... $   412,500
   122,914 Southern Peru, Ltd. 7.900%, 05/30/07..     120,456
                                                  -----------
                                                      532,956
                                                  -----------

           PAPER & FOREST--0.0% 225,000 APP China Group, Ltd. (144A)
            14.000%, 03/15/10 (e) (f)............      32,625
                                                  -----------

           REAL ESTATE--2.0%
   470,000 Crescent Real Estate Equities
            7.500%, 9/15/07......................     424,078
   660,000 Meditrust Corp. 7.000%, 08/15/07......     594,000
   500,000 Murrin Murrin Holdings Property, Ltd.
            9.375%, 08/31/07.....................     365,000
                                                  -----------
                                                    1,383,078
                                                  -----------

           REAL ESTATE INVESTMENT TRUST--1.0%
   300,000 JDN Realty Corp. 6.950%, 08/01/07.....     255,135
   350,000 Trinet Corporate Realty Trust, Inc.
            7.950%, 05/15/06.....................     345,177
   150,000 Trinet Corporate Realty Trust, Inc.
            7.700%, 07/15/17.....................     118,425
                                                  -----------
                                                      718,737
                                                  -----------

           RETAIL--3.5%
   450,000 Amazon.com, Inc. 4.750%, 02/01/09.....     223,312
   425,000 Amazon.com, Inc. 6.875%, 02/16/10.....     191,306
   125,000 J.C. Penney Co., Inc. 6.500%, 12/15/07     118,750
   400,000 J.C. Penney Co., Inc. 6.875%, 10/15/15     330,000
   300,000 J.C. Penney Co., Inc. 7.650%, 08/15/16     258,437
   150,000 J.C. Penney Co., Inc. 7.950%, 04/01/17     132,182
   175,000 J.C. Penney Co., Inc. 7.125%, 11/15/23     143,450
   350,000 K-Mart Corp. 7.950%, 02/01/23.........     223,651
   100,000 K-Mart Corp. (144A) 9.875%, 06/15/08..      80,000
   900,000 Woolworth Corp. 8.500%, 01/15/22......     748,431
                                                  -----------
                                                    2,449,519
                                                  -----------

           SEMICONDUCTORS--1.4%
    45,000 Cypress Semiconductor Corp.
            4.000%, 2/1/05.......................      39,199
   100,000 LSI Logic Corp.
            4.000%, 02/15/05.....................      85,110
   300,000 Triquint Semiconductor, Inc.
            4.000%, 3/1/07.......................     219,720
   800,000 Vitesse Semiconductor Corp.
            4.000%, 3/15/05......................     622,000
                                                  -----------
                                                      966,029
                                                  -----------

   FACE                                              VALUE
  AMOUNT                                           (NOTE 1A)
           TECHNOLOGY--1.6%
$  500,000 CSC Holdings, Inc. 7.625%, 07/15/18... $   473,085
   150,000 RF Micro Devices 3.750%, 08/15/05.....     125,430
 1,000,000 Solectron Corp. Zero Coupon, 05/08/20.     528,750
                                                  -----------
                                                    1,127,265
                                                  -----------

           TELEPHONE--7.1%
   500,000 Barak I.T.C. Telecom, Ltd.
            0/12.500%, 11/15/07 (d)..............     200,000
   300,000 Cienna Corp. 3.750%, 02/01/08.........     194,700
   250,000 Intermedia Communications, Inc.
            8.875%, 11/1/07......................     262,813
   650,000 Intermedia Communications, Inc.
            8.500%, 01/15/08.....................     665,437
   250,000 Intermedia Communications, Inc.
            8.600%, 6/1/08.......................     257,813
   800,000 McCaw International, Ltd.
            0/13.000%, 04/15/07 (d)..............      40,000
   675,000 NTL, Inc. 11.500%, 02/01/06...........     216,000
   430,000 NTL, Inc. 10.000%, 02/15/07...........     137,600
 1,950,000 Nextel International, Inc.
            0/12.125%, 04/15/08 (d)..............      97,500
   500,000 Nextel International, Inc.
            12.750%, 8/1/10......................      35,000
   900,000 Philippine Long Distance Telephone Co.
            8.350%, 03/06/17.....................     550,950
 1,125,000 Telecorp PCS, Inc.
            0/11.625, 04/15/04 (d)...............     990,000
   550,000 Tritel PCS, Inc. 12.750%, 05/15/09....     473,000
   200,000 Tritel PCS, Inc. 10.375%, 01/15/11....     226,500
   800,000 US Unwired, Inc. 13.375%, 11/01/09....     576,000
                                                  -----------
                                                    4,923,313
                                                  -----------

           TRANSPORTATION--1.3%
    95,000 AMR Corp. 9.000%, 08/01/12 (c)........      87,400
    50,000 American President Cos., Ltd.
            7.125%, 11/15/03.....................      39,000
   700,000 American President Cos., Ltd.
            8.000%, 1/15/24......................     399,000
   195,920 Continental Airlines 6.703%, 06/15/21.     171,469
   256,546 Seabulk International, Inc.
            12.500%, 6/30/07.....................     179,583
   196,704 TBS Shipping International, Ltd.
            10.000%, 07/08/08....................      59,011
                                                  -----------
                                                      935,463
                                                  -----------

           YANKEE--14.8%
   650,000 Bangko Sentral Philipinas
            8.600%, 6/15/27......................     487,500

                See accompanying notes to financial statements.

                                     MSF-31

METROPOLITAN SERIES FUND, INC.
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)
                                             CONVERTIBLE BONDS--15.6%


   FACE                                              VALUE
  AMOUNT                                           (NOTE 1A)
           YANKEE--(CONTINUED)
$  750,000 Bangkok Public Bank, Ltd. (144A)
            9.025%, 3/15/29...................... $   607,500
   600,000 CTI Holdings S.A. 11.500%, 04/15/08...      60,000
   400,000 Call-Net Enterprises
            , 0/9.270%, 08/15/07 (d).............     104,000
 1,000,000 Call-Net Enterprises
            0/8.9375%, 08/15/08 (d)..............     250,000
   150,000 Cerro Negro Finance, Ltd. (144A)
            7.900%, 12/1/20......................     120,246
 1,077,481 Federal Republic of Brazil
            8.000%, 04/15/14 (c).................     824,273
   280,000 Federal Republic of Brazil
            8.875%, 4/15/24......................     186,200
   300,000 Federal Republic of Brazil
            10.125%, 05/15/27 (c)................     221,250
   593,750 Ivory Coast, Inc. 2.000%, 03/31/18 (f)      93,516
   400,000 KPNQuest 8.125%, 06/01/09.............     257,000
   267,775 Korea Electric Power Corp.
            7.400%, 4/1/16.......................     258,328
   350,000 Pemex Petroleos Mexicanos
            9.500%, 09/15/27 (c).................     365,750
   700,000 Petroleos Mexicanos (144A)
            8.625%, 12/1/23......................     680,750
   495,000 Quezon Power Philippines Co.
            8.860%, 6/15/17......................     331,650
   500,000 Republic of Argentina (144A)
            8.875%, 3/1/29 (f)...................      80,400
   650,000 Republic of Peru 4.000%, 03/07/03 (e).     455,000
   300,000 Republic of Philippines
            9.875%, 01/15/19.....................     283,125
   650,000 Republic of South Africa
            8.500%, 6/23/17......................     637,000
 1,450,000 Republic of Venezuela
            9.250%, 09/15/27 (c).................     904,800
   650,000 Royal Caribbean Cruises, Ltd.
            7.500%, 10/15/27.....................     422,500
   750,000 TFM S.A. 0/11.750%, 06/15/02 (d)......     660,000
   915,000 Tenaga Nasional Berhad (144A)
            7.500%, 11/1/25......................     730,988
   775,000 Thai Farmers Bank Public, Ltd. (144A)
            8.250%, 08/21/16.....................     627,750
   350,000 Transportacione Maritima Mexicana
            10.250%, 11/15/06....................     262,500
   350,000 Xerox Capital Europe, Plc.
            5.875%, 5/15/04......................     322,000
                                                  -----------
                                                   10,234,026
                                                  -----------
           Total Bonds & Notes
            (Identified Cost $55,598,236)........  50,023,894
                                                  -----------

   FACE                                             VALUE
  AMOUNT                                          (NOTE 1A)
           AEROSPACE & DEFENSE--0.3%
$  225,000 Hexcel Corp. 7.000%, 08/01/03........ $   122,906
   115,000 Hexcel Corp. 7.000%, 08/01/11........      50,600
                                                 -----------
                                                     173,506
                                                 -----------

           BIOTECHNOLOGY--1.6%
   700,000 Affymetrix, Inc. 4.750%, 02/15/07....     527,625
   250,000 Affymetrix, Inc. (144A)
            4.750%, 02/15/07....................     188,438
   550,000 Human Genome (144A)
            3.750%, 03/15/07....................     415,937
                                                 -----------
                                                   1,132,000
                                                 -----------

           COMPUTERS & BUSINESS EQUIPMENT--2.9% 107,000 Hutchingson Technology, Inc. (144A)
            6.000%, 03/15/05....................     109,274
   360,000 Maxtor Co. 5.750%, 03/01/12..........     255,600
 1,075,000 Quantum Corp. 7.000%, 08/01/04.......     972,015
   320,000 Western Digital Zero Coupon, 02/18/18     131,200
 1,225,000 Western Digital Corp. (144A)
            Zero Coupon, 02/18/18...............     502,250
    75,000 Xerox Corp. 0.570%, 04/21/18.........      39,656
                                                 -----------
                                                   2,009,995
                                                 -----------

           DOMESTIC OIL--0.3%
   200,000 Pogo Producing Co. 5.500%, 06/15/06..     194,340
                                                 -----------

           DRUGS & HEALTH CARE--1.5%
   450,000 Glycomed, Inc. 7.500%, 01/01/03......     415,687
   650,000 Nabi 6.500%, 02/01/03................     650,000
                                                 -----------
                                                   1,065,687
                                                 -----------

           ELECTRONICS--0.2%
    40,000 Richardson Electronics, Ltd.
            7.250%, 12/15/06....................      31,850
   100,000 Thermedics, Inc. 0.010%, 06/01/03....      93,000
                                                 -----------
                                                     124,850
                                                 -----------

           FINANCE & BANKING--0.5%
   100,000 Sizeler Property Investments, Inc.
            8.000%, 07/15/03....................      99,230
   400,000 Telewest Finance 6.000%, 07/07/05....     258,822
                                                 -----------
                                                     358,052
                                                 -----------

           FOREIGN CORPORATE--1.8%
 1,400,000 Colt Telecom Group, Plc.
            2.000%, 12/16/06, (EUR).............     730,015


                See accompanying notes to financial statements.

                                     MSF-32

METROPOLITAN SERIES FUND, INC.
LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

 FINANCIAL HIGHLIGHTS



                                                                            CLASS A                     CLASS B       CLASS E
                                                          ---------------------------------------     ------------  ------------
                                                                                        NOVEMBER 9,    JANUARY  2,      MAY 1,
                                                                                          1998(A)       2001(A)       2001(A)
                                                             YEAR ENDED DECEMBER 31,      THROUGH      THROUGH       THROUGH
                                                          ----------------------------  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                            2001      2000      1999        1998         2001          2001
                                                          --------  --------  --------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD..................... $   9.90  $   9.45  $  10.06    $ 10.00       $9.93        $ 9.97
                                                          --------  --------  --------    -------      -------        ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................     0.54      0.63      0.48       0.07         0.38          0.02
  Net realized and unrealized gain (loss) on investments.     0.19      0.45     (0.62)      0.07         0.23          0.46
                                                          --------  --------  --------    -------       -------        ------
  Total from investment operations.......................     0.73      1.08     (0.14)      0.14         0.61          0.48
                                                          --------  --------  --------    -------        -------        ------
LESS DISTRIBUTIONS
  Distributions from net investment income...............    (0.17)    (0.63)    (0.47)     (0.08)         (0.17)         0.00
  Distributions from net realized capital gains..........     0.00      0.00      0.00       0.00           0.00          0.00
                                                          --------  --------  --------    -------        -------        ------
  Total distributions....................................    (0.17)    (0.63)    (0.47)     (0.08)         (0.17)         0.00
                                                          --------  --------  --------    -------        -------        ------
NET ASSET VALUE, END OF PERIOD........................... $  10.46  $   9.90  $   9.45    $ 10.06       $10.37        $10.45
                                                          ========  ========  ========    =======       =======        ======
TOTAL RETURN (%).........................................      7.4      11.4      (1.4)       1.4 (b)       6.1(b)      4.8 (b)
Ratio of operating expenses to average net assets (%)....     0.38      0.37      0.40       0.42 (c)      0.63(c)      0.53(c)
Ratio of net investment income to average net assets (%).     5.66      6.54      6.06       5.28 (c)      5.33(c)      5.74(c)
Portfolio turnover rate (%)..............................       18        15        96         11 (c)         18            18
Net assets, end of period (000).......................... $254,357  $145,837  $129,339    $58,810        $16,276        $   87
The Ratios of operating expenses to average net assets
 without giving effect to the voluntary expense agreement
 would have been (%).....................................       --        --        --       0.59 (c)         --            --

(a)Commencement of operations.
(b)Periods  less  than  one  year  are  not  computed  on an  annualized  basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                     MSF-16

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH INCOME PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS


 INVESTMENT OBJECTIVE
 TO ACHIEVE THE HIGHEST POSSIBLE TOTAL RETURN, BY COMBINING CURRENT INCOME WITH CAPITAL GAINS, CONSISTENT WITH PRUDENT INVESTMENT RISKS AND, SECONDARILY, THE PRESERVATION OF CAPITAL.

 INCEPTION DATE  6/24/83

 ASSET CLASS
 U.S. BONDS

 NET ASSETS
 $542.7 MILLION

 PORTFOLIO  MANAGER
 JOHN H. KALLIS

PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2001, the Class A shares of State Street Research Income Portfolio returned 8.3%. That was slightly less than the Lehman Brothers Aggregate Index,/1 which returned 8.4% for the same time period. The average return of the portfolio's peer group, the Lipper Variable Insurance Products Corporate Debt A Rated Funds universe15/, was 7.7% for the year. The portfolio's performance can be attributed primarily to declining interest rates and a generally favorable environment for bonds.

PORTFOLIO ACTIVITY
The Federal Reserve Board reduced short-term interest rates eleven times during the year, which created a favorable environment for short-term bonds -- and for the fixed-income markets in general. In the first half of the year, the portfolio benefited from its emphasis on short-to-intermediate term U.S. Treasury and Agency securities. Although our decision to position the fund for lower long-term interest rates in the second half of the year has not been fully rewarded (as the yield on the 10-Year U.S. Treasury bond ended the year about where it started at just over 5.0%), it positions the fund for what we believe will be declining rates in the months ahead. Yields reached a new cyclical low in November then turned upward.

The portfolio fell just short of the index primarily because of weaker performance in the first half of the year when it was underweighted in high-grade corporate bonds, which performed strongly. However, relative performance picked up in the second half. Investments in U.S. Treasury and Agency bonds did well in the third quarter. Our emphasis on bonds that trade off their yield spread to U.S. Treasuries was a good decision later in the year. European non-dollar bonds and emerging market bonds, although a small percentage of the portfolio, also made a positive contribution to performance, as did high yield bonds.
PORTFOLIO OUTLOOK/A/
We expect inflation to remain tame in the period ahead, the result of lower energy costs and lack of pricing power among retailers. We do not believe that an economic recovery will be strong enough to warrant an increase in interest rates, which the future's market appears to have priced into current levels. As a result, we have lengthened the fund's duration. (Duration is a measure of the fund's sensitivity to changing interest rates.) We continue to emphasize bonds outside the Treasury/Agency sector, which we believe will be the beneficiaries of lower interest rates, continued low inflation, and a stabilizing U.S. economy: corporate, and high yield bonds, as well as asset-backed securities and commercial mortgage-backed securities. If our outlook is on target, we believe that bonds are positioned to experience another good year and the portfolio is positioned to take advantage of an environment of declining interest rates and what we believe will be a saucer-shaped economic recovery. Diversification among the various bond market sectors and exposure to bond markets outside the U.S. should help cushion the portfolio against any surprises.

                              PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2001


                                                       % OF TOTAL
              SECURITY                                 NET ASSETS
              ---------------------------------------------------

              UNITED SATES TREASURY BONDS.............    9.3%
              FEDERAL NATIONAL MORTGAGE ASSOCIATION...    5.4
              UNITED STATES TREASURY NOTES............    3.7
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION    2.1
              DLJ COMMERCIAL MORTGAGE CORP............    2.0
              CITIBANK CREDIT CARD ISSUANCE TRUST.....    1.3
              FORD MOTOR CREDIT CO....................    1.2
              REPUBLIC OF GREECE......................    1.2
              CONNECTICUT RRB SPECIAL PURPOSE TRUST...    1.2
              UNITED MEXICAN STATES...................    1.1



A $10,000 INVESTMENT COMPARED TO THE LEHMAN BROTHERS AGGREGATE BOND INDEX SINCE
                                    12/31/91


                                     [CHART]

          State Street
        Research Income  Lehman Brothers
           Portfolio     Aggregate Index
        ---------------  ---------------
12/91        10,000           10,000
12/92        10,692           10,740
12/93        11,907           11,787
12/94        11,533           11,443
12/95        13,787           13,558
12/96        14,284           14,050
12/97        15,689           15,406
12/98        17,164           16,745
12/99        16,775           16,607
12/00        18,654           18,538
12/01        20,210           20,103


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                            AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------

                STREET STREET RESEARCH
                  INCOME PORTFOLIO     LEHMAN BROTHERS
                CLASS A       CLASS E  AGGREGATE INDEX
1 Year            8.3%           N/A         8.4%
3 Years           5.6            N/A         6.3
5 Years           7.2            N/A         7.4
10 Years          7.3            N/A         7.2
Since Inception   9.6           6.2(a)       9.4

--------------------------------------------------------------------------------

(a)Inception date was May 1, 2001.
 Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.


                See footnotes to Portfolio Manager Commentary.

                                     MSF-17

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH INCOME PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--97.7% OF TOTAL NET ASSETS



   FACE                                                  VALUE
  AMOUNT                                               (NOTE 1A)
               AEROSPACE & DEFENSE--1.0%
$ 1,250,000    Lockheed Martin Corp.
                8.500%, 12/01/29.................... $   1,495,400
    850,000    United Technologies Corp.
                6.350%, 3/1/11......................       864,093
  2,850,000    United Technologies Corp.
                6.700%, 8/1/28......................     2,848,375
                                                     -------------
                                                         5,207,868
                                                     -------------

               AGRICULTURAL MACHINERY--0.5%
  2,500,000    Cargill, Inc. (144A) 6.250%, 05/01/06     2,584,775
                                                     -------------

               AUTO PARTS--0.6%
  2,450,000    Dana Corp. (144A) 9.000%, 08/15/11...     2,217,250
  1,275,000    Lear Corp. 7.960%, 05/15/05..........     1,288,987
                                                     -------------
                                                         3,506,237
                                                     -------------

               AUTOMOBILES--2.1% 375,000 Autonation, Inc. (144A)
                9.000%, 08/01/08....................       382,500
  2,950,000    BMW Vehicle Owner Trust
                5.110%, 05/25/06....................     3,004,389
  1,375,000    Briggs & Stratton Corp.
                8.875%, 03/15/11....................     1,430,371
  2,500,000    DaimlerChrysler Auto Trust
                5.320%, 9/6/2006....................     2,567,175
  1,450,000    DaimlerChrysler North America Holding
                Corp. 8.500%, 01/18/31..............     1,552,776
  2,575,000    Ford Motor Co. 7.450%, 07/16/31......     2,362,640
                                                     -------------
                                                        11,299,851
                                                     -------------

               BANKS--0.9%
  2,550,000    Suntrust Banks, Inc. 6.375%, 04/01/11     2,587,714
  2,100,000    Wells Fargo Bank N.A.
                6.450%, 02/01/11....................     2,145,969
                                                     -------------
                                                         4,733,683
                                                     -------------

               BUSINESS SERVICES--0.5%
  1,275,000    Electronic Data Systems Corp.
                6.850%, 10/15/04....................     1,348,759
  1,350,000    Electronic Data Systems Corp.
                7.450%, 10/15/29....................     1,402,555
                                                     -------------
                                                         2,751,314
                                                     -------------

               CHEMICALS--0.9%
  1,300,000    Airgas, Inc. 9.125%, 10/01/11........     1,391,000
  2,675,000    Lyondell Chemical Co.
                9.625%, 05/01/07....................     2,688,375

   FACE                                                 VALUE
  AMOUNT                                              (NOTE 1A)
            CHEMICALS--(CONTINUED)
$   900,000 OM Group, Inc. (144A)
             9.250%, 12/15/11....................... $    913,500
                                                     ------------
                                                        4,992,875
                                                     ------------

            COAL--0.1%
    525,000 Luscar Coal, Ltd. (144A)
             9.750%, 10/15/11.......................      556,778
                                                     ------------

            COLLATERALIZED MORTGAGE OBLIGATIONS--10.8%
  1,850,000 Bear Stearns Commercial Mortgage
             Securities, Inc. 7.080%, 07/15/31......    1,949,437
  1,226,832 Bear Stearns Commercial Mortgage
             Securities, Inc. 6.080%, 02/15/35......    1,243,318
  1,996,253 Chase Commercial Mortgage Securities
             Corp. 6.025%, 11/18/30.................    2,031,811
  2,325,000 Commercial Mortgage Acceptance Corp.
             (144A) 6.230%, 03/15/13................    1,773,357
  3,250,000 Commercial Mortgage Acceptance Corp.
             (144A) 5.440%, 05/15/13................    2,258,750
  6,175,000 Connecticut RRB Special Purpose Trust
             5.360%, 03/30/07.......................    6,368,401
  3,375,000 DLJ Commercial Mortgage Corp.
             7.362%, 06/10/31 (d)...................    2,708,437
  3,774,280 DLJ Commercial Mortgage Corp.
             6.930%, 8/10/09........................    3,924,058
  1,150,000 DLJ Commercial Mortgage Corp.
             7.500%, 9/10/10........................    1,195,637
  2,750,000 DLJ Commercial Mortgage Corp.
             6.240%, 11/12/31.......................    2,765,364
  3,150,000 First Union Lehman Brothers (144A)
             7.500%, 11/18/29.......................    2,520,630
  2,561,000 First Union Lehman Brothers Commercial
             Mortgage Trust II 6.600%, 11/18/29.....    2,644,489
  2,050,000 J.P. Morgan Commercial Mortgage
             Finance Corp. 6.507%, 10/15/35.........    2,088,117
  2,300,000 J.P. Morgan Project Commercial Mortgage
             Finance Corp. 7.238%, 09/15/29 (d).....    2,376,187
  2,531,871 Lehman Brothers-UBS Commercial
             Mortgage Trust (144A)
             6.155%, 07/14/16.......................    2,512,123
    549,907 Morgan Stanley Capital I, Inc.
             6.190%, 1/15/07........................      576,220
  4,525,000 Morgan Stanley Dean Witter Capital, Inc.
             6.460%, 02/15/33.......................    4,625,726
  1,450,000 NationsLink Funding Corp. (Class E)
             7.105%, 11/20/08.......................    1,438,690
  5,375,000 Principal Residential Mortgage Capital
             (144A) 4.550%, 12/20/04 (d)............    5,333,612
  2,550,000 Residential Asset Security Mortgage Pass
             Thru 5.751%, 08/25/05..................    2,561,455


                See accompanying notes to financial statements.

                                     MSF-18

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH INCOME PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)



   FACE                                                VALUE
  AMOUNT                                             (NOTE 1A)
            COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)
$ 2,075,000 Salomon Brothers Commercial Mortgage
             Trust 6.226%, 12/18/35................ $  2,114,311
  3,508,355 Structured Asset Securities Corp.
             6.790%, 10/12/34......................    3,620,974
                                                    ------------
                                                      58,631,104
                                                    ------------

            COMMUNICATION SERVICES--2.3% 2,400,000 AOL Time Warner, Inc.
             6.125%, 04/15/06......................    2,455,392
  2,475,000 CSC Holdings, Inc. 7.625%, 04/01/11....    2,480,470
  1,350,000 Cingular Wireless, L.L.C. (144A)
             5.625%, 12/15/06......................    1,354,077
    875,000 Crown Castle International Corp.
             10.750%, 08/01/11 (c).................      855,312
  2,605,000 Telecomunicacione de Puerto Rico, Inc.
             6.650%, 05/15/06......................    2,635,791
  2,425,000 Vodafone Airtouch, Plc.
             7.750%, 02/15/10......................    2,654,963
                                                    ------------
                                                      12,436,005
                                                    ------------

            COMMUNICATIONS--1.2%
    925,000 Charter Communications Holdings
             9.625%, 11/15/09......................      934,250
    375,000 Charter Communications Holdings, L.L.C.
             10.750%, 10/01/09.....................      391,875
  2,575,000 Clear Channel Communications
             7.250%, 9/15/03.......................    2,676,094
  2,425,000 Comcast Cable Communications
             6.750%, 1/30/11.......................    2,434,458
                                                    ------------
                                                       6,436,677
                                                    ------------

            COMPUTERS  &  BUSINESS   EQUIPMENT--0.5%   2,650,000   International
  Business Machines Corp.
             4.875%, 10/01/06......................    2,641,864
                                                    ------------

            DOMESTIC OIL--0.3%
  1,375,000 Pioneer Natural Resources Co.
             9.625%, 4/1/10........................    1,522,813
                                                    ------------

            DRUGS & HEALTH CARE--1.6% 1,200,000 Columbia/HCA Healthcare Corp.
             6.870%, 9/15/03.......................    1,215,000
  1,395,000 Columbia/HCA Healthcare Corp.
             7.690%, 6/15/25.......................    1,325,250
  2,625,000 HealthSouth Corp. 7.000%, 06/15/08.....    2,559,375
  1,050,000 Quest Diagnostics, Inc.
             7.500%, 07/12/11......................    1,086,991

   FACE                                               VALUE
  AMOUNT                                            (NOTE 1A)
            DRUGS & HEALTH CARE--(CONTINUED)
$ 2,700,000 Tenet Healthcare Corp. (144A)
             5.375%, 11/15/06..................... $  2,633,904
                                                   ------------
                                                      8,820,520
                                                   ------------

            ELECTRIC UTILITIES--4.3% 2,675,000 AEP Resources, Inc. (144A)
             6.500%, 12/1/03......................    2,748,830
    250,000 Allied Waste North America, Inc.
             8.875%, 4/1/08.......................      256,875
  1,150,000 Ameren Energy Generating Co.
             7.750%, 11/1/05......................    1,200,485
  1,350,000 American Electric Power, Inc.
             6.125%, 5/15/06......................    1,334,273
    800,000 Calpine Corp. 7.750%, 04/15/09 (c)....      708,000
  2,525,000 DTE Energy Co. 6.000%, 06/01/04.......    2,589,615
  2,300,000 Dominion Resources, Inc.
             7.625%, 7/15/05......................    2,452,352
  2,300,000 Duke Energy Co. 7.375%, 03/01/10......    2,437,379
  2,150,000 Exelon Corp. 6.750%, 05/01/11.........    2,155,461
  2,325,000 KeySpan Corp. 7.625%, 11/15/10........    2,524,810
  2,275,000 Peco Energy Transition Trust
             7.625%, 3/1/10.......................    2,491,057
  2,525,000 Progress Energy, Inc. 7.100%, 03/01/11    2,620,798
                                                   ------------
                                                     23,519,935
                                                   ------------

            ELECTRICAL EQUIPMENT--0.2%
  1,250,000 Ametek, Inc. 7.200%, 07/15/08.........    1,206,388
                                                   ------------

            FEDERAL AGENCIES--7.6%
    233,258 Federal Home Loan Mortgage Corp.
             9.000%, 12/1/09......................      248,770
     96,992 Federal National Mortgage Association
             7.750%, 09/01/06.....................      100,522
    184,468 Federal National Mortgage Association
             7.750%, 03/01/08.....................      193,169
     18,516 Federal National Mortgage Association
             7.750%, 04/01/08.....................       19,372
     42,007 Federal National Mortgage Association
             8.000%, 06/01/08.....................       44,228
    309,824 Federal National Mortgage Association
             8.250%, 07/01/08.....................      327,034
    317,853 Federal National Mortgage Association
             8.500%, 02/01/09.....................      339,118
     95,653 Federal National Mortgage Association
             8.500%, 09/01/09.....................      101,867
  4,300,000 Federal National Mortgage Association
             6.250%, 02/01/11.....................    4,367,854
     50,771 Federal National Mortgage Association
             9.000%, 04/01/16.....................       54,249

                See accompanying notes to financial statements.

                                     MSF-19

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH INCOME PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)



   FACE                                               VALUE
  AMOUNT                                            (NOTE 1A)
            FEDERAL AGENCIES--(CONTINUED)
$ 6,275,000 Federal National Mortgage Association
             7.125%, 01/15/30..................... $  6,963,305
  5,000,000 Federal National Mortgage Association
             7.250%, 05/15/30.....................    5,632,800
 11,100,000 Federal National Mortgage Association
             TBA, 12/01/99........................   11,315,118
     67,791 Government National Mortgage
             Association 7.500%, 05/15/07.........       70,871
  3,245,091 Government National Mortgage
             Association 7.500%, 12/15/14.........    3,419,515
  7,756,323 Government National Mortgage
             Association 7.000%, 05/15/31.........    7,921,145
                                                   ------------
                                                     41,118,937
                                                   ------------

            FINANCE & BANKING--17.6%
  2,750,000 AIG Sunamerica Global Financing II
             (144A) 7.600%, 06/15/05..............    2,974,922
  2,150,000 AIG Sunamerica Global Financing VI
             (144A) 6.300%, 05/10/11..............    2,173,822
  3,375,000 Bank America Corp.
             7.400%, 01/15/11 (c).................    3,620,160
  2,300,000 Bombardier Capital, Inc. (144A)
             7.300%, 12/15/02.....................    2,388,734
  2,550,000 Caterpillar Financial Asset Trust
             4.850%, 04/25/07.....................    2,604,825
  1,200,000 Chase Manhattan Corp.
             7.875%, 06/15/10.....................    1,327,692
  2,300,000 Citibank Credit Card Issuance Trust
             7.050%, 09/17/07.....................    2,449,500
  4,550,000 Citibank Credit Card Issuance Trust
             6.650%, 05/15/08.....................    4,687,910
  1,150,000 Citibank Credit Card Master Trust I
             5.300%, 01/09/06.....................    1,181,982
  1,695,000 Citibank Credit Card Master Trust I
             5.875%, 03/10/11.....................    1,710,357
  1,850,000 Citigroup, Inc. 6.750%, 12/01/05......    1,958,632
  1,125,000 Citigroup, Inc. 7.250%, 10/01/10......    1,206,709
  2,675,000 Conoco Funding Co. 5.450%, 10/15/06...    2,680,296
  2,550,000 Countrywide Funding Corp.
             5.250%, 5/22/03......................    2,613,699
  1,300,000 Credit Suisse USA, Inc.
             5.875%, 08/01/06.....................    1,322,464
  4,925,000 Detroit Edison Securitization Funding,
             L.L.C. 5.510%, 03/01/07..............    5,082,501
  4,800,000 Discover Card Master Trust I
             5.300%, 11/16/06.....................    4,944,000
  2,725,000 Distribution Financial Services Trust
             5.670%, 01/17/17.....................    2,674,860
  1,275,000 EOP Operating, L.P. 6.500%, 06/15/04..    1,323,425

   FACE                                                 VALUE
  AMOUNT                                              (NOTE 1A)
            FINANCE & BANKING--(CONTINUED)
$ 3,850,000 FleetBoston Financial Corp.
             7.250%, 9/15/05........................ $  4,143,716
  2,600,000 Florida Windstorm Underwriting (144A)
             7.125%, 02/25/19.......................    2,549,638
  6,575,000 Ford Motor Credit Co. 6.875%,
             02/01/06...............................    6,572,699
    550,000 GE Global Insurance Holding Corp.
             7.000%, 02/15/26.......................      571,224
  1,470,000 GE Global Insurance Holding Corp.
             7.750%, 06/15/30.......................    1,659,836
  3,700,000 General Motors Acceptance Corp.
             8.000%, 11/1/31........................    3,743,253
  1,175,000 Goldman Sachs Group, Inc.
             7.625%, 8/17/05........................    1,262,479
  1,225,000 Goldman Sachs Group, L.P. (144A)
             6.625%, 12/1/04........................    1,288,161
    675,000 J.P. Morgan Chase & Co.
             6.750%, 02/01/11.......................      691,916
  4,275,000 John Hancock Global Funding (144A)
             7.900%, 07/02/10.......................    4,722,421
  1,300,000 MBNA Corp. Senior Medium Term Note
             6.875%, 11/15/02.......................    1,341,964
  1,775,000 MBNA Master Credit Card Trust II
             7.000%, 2/15/12........................    1,884,819
  1,150,000 NiSource Finance Corp.
             7.500%, 11/15/03.......................    1,200,152
    625,000 Senior Housing Properties Trust
             8.625%, 1/15/12........................      631,250
  2,550,000 Simon Debartolo Group, L.P.
             6.875%, 11/15/06.......................    2,616,453
  2,700,000 Sprint Capital Corp. 6.000%, 01/15/07...    2,684,637
  2,575,000 United States Bank National Association
             Minneapolis 6.375%, 08/01/11...........    2,608,681
  2,400,000 United States West Capital Funding, Inc.
             6.375%, 07/15/08.......................    2,265,984
  1,500,000 Verizon Global Funding Corp.
             7.250%, 12/1/10........................    1,604,235
  2,450,000 Wells Fargo & Co. 7.250%, 08/24/05......    2,635,098
                                                     ------------
                                                       95,605,106
                                                     ------------

            FINANCIAL SERVICES--4.5%
  1,350,000 ERAC USA Finance Co. (144A)
             6.950%, 3/1/04.........................    1,369,008
  1,175,000 ERAC USA Finance Co. (144A)
             6.625%, 2/15/05........................    1,187,619
  2,500,000 General Electric Capital Corp.
             6.875%, 11/15/10.......................    2,694,800
  5,475,000 Household Finance Corp.
             6.375%, 10/15/11.......................    5,302,209


                See accompanying notes to financial statements.

                                     MSF-20

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH INCOME PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)


   FACE                                                         VALUE
  AMOUNT                                                      (NOTE 1A)
            FINANCIAL SERVICES--(CONTINUED)
$   874,180 Long Beach Asset Holdings Corp. (144A)
             7.870%, 09/26/31............................... $    863,253
    900,000 Long Beach Asset Holdings Corp. (144A)
             0.990%, 12/31/31...............................      892,404
  2,700,000 MBNA Credit Card Master Note Trust
             1.000%, 06/15/09...............................    2,700,000
  2,425,000 MBNA Master Credit Card Trust
             6.500%, 4/15/10................................    2,552,116
    455,000 MBNA Master Credit Card Trust II 6.600%,
             4/16/07........................................      480,876
  1,525,000 Morgan Stanley Capital, Inc.
             6.210%, 11/15/31...............................    1,537,612
  2,225,000 Qwest Capital Funding, Inc. (144A) 7.000%,
             08/03/09.......................................    2,138,003
  2,425,000 West Penn Funding, L.L.C.
             6.810%, 9/25/08................................    2,584,638
                                                             ------------
                                                               24,302,538
                                                             ------------

            FOOD & BEVERAGES--2.1%
    900,000 Coca Cola Enterprises, Inc. 6.950%, 11/15/26....      926,523
  2,450,000 Conagra, Inc. 7.500%, 09/15/05..................    2,604,154
    200,000 Constellation Brands, Inc. 8.000%, 2/15/08......      204,000
  1,400,000 Kellogg Co. 5.500%, 04/01/03....................    1,436,470
  1,850,000 Pepsi Bottling Holdings, Inc. (144A)
             5.625%, 02/17/09...............................    1,827,337
  2,650,000 Tyson Foods, Inc. (144A) 6.625%, 10/1/04........    2,709,519
  1,400,000 Unilever Capital 7.125%, 11/01/10...............    1,514,408
                                                             ------------
                                                               11,222,411
                                                             ------------

            FOREIGN GOVERNMENT--3.1%
  3,100,000 Bundes Republic of Deutschland
             5.250%, 01/04/11, (EUR)........................    2,823,209
  4,325,000 Government of Canada 6.000%, 06/01/11, (CAD)....    2,843,858
 10,925,000 Government of New Zealand
             8.000%, 11/15/06, (NZD)........................    4,858,848
  6,108,767 Republic of Greece
             8.800%, 06/19/07, (EUR)........................    6,455,454
                                                             ------------
                                                               16,981,369
                                                             ------------

            GAS & PIPELINE UTILITIES--0.2%
    950,000 PSEG Transitions Funding, L.L.C. 5.980%, 6/15/08      987,696
                                                             ------------

            HEALTH CARE--PRODUCTS--0.5%
  2,375,000 Unilever Capital Corp. 6.875%, 11/01/05 (c).....    2,531,228
                                                             ------------

            HOTELS & RESTAURANTS--0.8%
  2,050,000 McDonald's Corp. 6.000%, 04/15/11...............    2,065,580


   FACE                                                        VALUE
  AMOUNT                                                     (NOTE 1A)
            HOTELS & RESTAURANTS--(CONTINUED)
$ 2,300,000 Park Place Entertainment Corp..................
              9.375%, 2/15/07.............................. $  2,392,000
                                                            ------------
                                                               4,457,580
                                                            ------------

            INDUSTRIAL MACHINERY--1.3%
  2,125,000 Beckman Industrials 7.450%, 03/04/08...........    2,210,127
  2,600,000 Dover Corp. 6.500%, 02/15/11...................    2,640,638
  2,300,000 Tembec Industries, Inc. 8.500%, 02/01/11.......    2,369,000
                                                            ------------
                                                               7,219,765
                                                            ------------

            INVESTMENT BROKERAGE--0.7%
  3,800,000 Merrill Lynch & Co., Inc.
             5.350%, 6/15/04...............................    3,905,982
                                                            ------------

            LEISURE--1.2%
  1,325,000 Aztar Corp. (144A) 9.000%, 08/15/11............    1,378,000
  2,300,000 Harrah's Operating, Inc. 7.875%, 12/15/05......    2,386,250
  2,650,000 The Walt Disney Co. 3.900%, 09/15/03...........    2,655,830
                                                            ------------
                                                               6,420,080
                                                            ------------

            MUNICIPAL BOND--0.6%
  2,775,000 New Jersey Economic Development Authority
             7.425%, 02/15/29..............................    3,080,833
                                                            ------------

            NEWSPAPERS--0.5%
  1,350,000 News America Holdings Inc. 8.625%, 2/1/03......    1,414,152
  1,275,000 News America Holdings, Inc. 7.750%, 1/20/24....    1,252,471
                                                            ------------
                                                               2,666,623
                                                            ------------

            PAPER & FOREST--0.5%
  1,125,000 International Paper Co. 8.000%, 07/08/03.......    1,197,664
  1,425,000 Potlatch Corp. (144A) 10.000%, 07/15/11........    1,479,720
                                                            ------------
                                                              2,677,384
                                                            ------------

            POLLUTION CONTROL--0.4%
  2,350,000 Allied Waste North America, Inc. 7.875%, 1/1/09    2,285,375
                                                            ------------

            RAILROADS & EQUIPMENT--0.8%
  1,100,000 Burlington Northern Santa Fe Corp.
             6.700%, 08/01/28..............................    1,057,155
  2,350,000 Union Pacific Corp.
             6.650%, 01/15/11..............................    2,388,469
    775,000 Union Pacific Corp.
             6.625%, 02/01/29..............................      738,017
                                                            ------------
                                                               4,183,641
                                                            ------------


                See accompanying notes to financial statements.

                                     MSF-21

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH INCOME PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)



   FACE                                               VALUE
  AMOUNT                                            (NOTE 1A)
            REAL ESTATE INVESTMENT TRUST--0.2%
$ 1,225,000 Spieker Properties, L.P...............
              6.800%, 5/1/04...................... $  1,272,481
                                                   ------------

            RETAIL--1.3%
  2,150,000 Kroger Co. 8.050%, 02/01/10...........    2,350,853
    125,000 Safeway, Inc. 7.000%, 09/15/02........      128,776
  3,825,000 Wal-Mart Stores, Inc. 7.550%, 02/15/30    4,416,116
                                                   ------------
                                                      6,895,745
                                                   ------------

            STEEL--0.5%
  2,700,000 Alaska Steel Corp. 7.875%, 02/15/09...    2,659,500
                                                   ------------

            TECHNOLOGY--0.4%
  2,400,000 CSX Corp. 7.050%, 05/01/02............    2,432,976
                                                   ------------

            TELEPHONE--3.1%
  1,125,000 AT&T Corp. 6.000%, 03/15/09...........    1,069,954
  1,475,000 AT&T Corp. 6.500%, 03/15/29...........    1,288,456
  1,250,000 AT&T Corp. (144A) 8.000%, 11/15/31....    1,307,638
  1,250,000 AT&T Wireless Services, Inc.
             8.750%, 3/1/31.......................    1,421,488
  2,250,000 British Telecommunications, Plc.
             8.875%, 12/15/30 (d).................    2,581,965
  2,325,000 GTE Corp. 6.940%, 04/15/28............    2,328,860
  2,250,000 Telus Corp. 7.500%, 06/01/07..........    2,342,002
  1,325,000 Worldcom, Inc. 7.875%, 05/15/03.......    1,392,893
  1,225,000 Worldcom, Inc. 6.500%, 05/15/04.......    1,259,655
  2,050,000 Worldcom, Inc. 7.500%, 05/15/11.......    2,099,364
                                                   ------------
                                                     17,092,275
                                                   ------------

            TRANSPORTATION--0.5%
  2,300,000 Norfolk Southern Corp.
             7.350%, 05/15/07.....................    2,471,281
                                                   ------------

            U.S. TREASURY--13.0%
  2,875,000 United States Treasury Bonds
             11.250%, 02/15/15 (c)................    4,410,883
 13,100,000 United States Treasury Bonds
             10.625%, 08/15/15 (c)................   19,433,064
  3,705,000 United States Treasury Bonds
             8.875%, 2/15/19......................    4,970,480
  5,800,000 United States Treasury Bonds
             8.125%, 8/15/21......................    7,407,702
 10,825,000 United States Treasury Bonds
             6.750%, 08/15/26 (c).................   12,203,455
  1,950,000 United States Treasury Bonds
             6.125%, 08/15/29 (c).................    2,063,958
    125,000 United States Treasury Bonds
             6.250%, 05/15/30 (c).................      135,274

   FACE                                               VALUE
  AMOUNT                                            (NOTE 1A)
            U.S. TREASURY--(CONTINUED)
$ 3,925,000 United States Treasury Notes
             6.125%, 08/31/02 (c)................. $  4,034,782
  5,100,000 United States Treasury Notes
             5.875%, 11/15/04 (c).................    5,398,044
  7,675,000 United States Treasury Notes
             7.000%, 07/15/06 (c).................    8,485,633
  2,250,000 United States Treasury Notes
             5.000%, 02/15/11 (c).................    2,241,563
                                                   ------------
                                                     70,784,838
                                                   ------------

            UTILITIES--0.5%
    900,000 Energy East Corp. 7.750%, 11/15/03 (d)      944,055
  1,655,000 PECO Energy Co. 6.130%, 03/01/09......    1,696,888
                                                   ------------
                                                      2,640,943
                                                   ------------

            YANKEE--8.0%
  2,100,000 British Sky Broadcasting Group
             6.875%, 2/23/09......................    2,014,992
  2,450,000 Deutsche Telekom International Finance
             B.V. 7.750%, 06/15/05................    2,622,211
  3,800,000 DR Investments (144A)
             7.100%, 05/15/02.....................    3,859,052
  3,078,525 Federal Republic of Brazil
             8.000%, 04/15/14 (c).................    2,333,830
  1,150,000 Flextronics International, Ltd.
             9.875%, 07/01/10 (c).................    1,207,500
  2,525,000 France Telecom S.A. (144A)
             7.200%, 3/1/06.......................    2,651,881
  3,069,000 National Republic of Bulgaria
             4.563%, 01/28/02 (d).................    2,700,720
  1,300,000 Province of Quebec
             5.500%, 04/11/06 (c).................    1,324,128
    525,000 Province of Quebec 6.125%, 01/22/11...      528,381
  2,575,000 Province of Quebec 7.500%, 09/15/29...    2,878,695
  2,262,956 Republic of Panama
             4.750%, 07/17/02 (d).................    2,005,117
  1,875,000 Republic of Peru 4.500%, 03/07/03 (d).    1,457,066
  1,808,000 Republic of Philippines
             2.938%, 12/01/09 (d).................    1,586,520
    325,000 Republic of Philippines
             9.875%, 03/16/10.....................      335,969
  2,648,250 Republic of Poland
             6.000%, 10/27/14 (d).................    2,632,361
  2,425,000 Russian Federation 8.250%, 03/31/10...    2,123,451
  5,100,000 Tyco International Group S.A.
             6.375%, 2/15/06......................    5,199,399
  1,200,000 United Mexican States
             9.750%, 04/06/05.....................    1,347,000
  3,300,000 United Mexican States
             9.875%, 02/01/10.....................    3,679,500


                See accompanying notes to financial statements.

                                     MSF-22

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH INCOME PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)



   FACE                                        VALUE
  AMOUNT                                     (NOTE 1A)
            YANKEE--(CONTINUED)
$   650,000 United Mexican States
             11.500%, 05/15/26............. $    827,125
                                            ------------
                                              43,314,898
                                            ------------
            Total Bonds & Notes
             (Identified Cost $520,504,134)  530,060,172
                                            ------------


 SHORT TERM INVESTMENTS--2.9%


           COMMERCIAL PAPER--2.8% 1,440,000 Goldman Sachs Group, L.P.
            1.750%, 1/2/2002.......................   1,439,930
 8,450,000 Goldman Sachs Group, L.P.
            1.950%, 1/14/2002......................   8,444,050
 5,190,000 Morgan Stanley Dean Witter & Co. 2.020%,
            1/15/2002..............................   5,185,923
                                                    -----------
                                                     15,069,903
                                                    -----------

   FACE                                                VALUE
  AMOUNT                                             (NOTE 1A)
           REPURCHASE AGREEMENT--0.1%
$   839,000 State Street Repurchase Agreement dated
             12/31/01 at 0.650% to be
             repurchased at $839,030 on
             01/02/02, collateralized by
             $865,000 U.S. Treasury Bill
             1.710% due 05/16/02 with a value of
             $856,783.............................. $    839,000
                                                    ------------
            Total Short Term Investments
             (Identified Cost $15,908,903).........   15,908,903
                                                    ------------
            Total Investments--100.6%
             (Identified Cost $536,413,037) (a)....  545,969,075
            Other assets less liabilities..........   (3,241,806)
                                                    ------------
            TOTAL NET ASSETS--100%................. $542,727,269
                                                    ============


                See accompanying notes to financial statements.

                                     MSF-23

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH INCOME PORTFOLIO

 FORWARD CONTRACTS OUTSTANDING AT DECEMBER 31, 2001


                                                                    LOCAL    AGGREGATE               UNREALIZED
                                                          DELIVERY CURRENCY    FACE       TOTAL    APPRECIATION/
FORWARD CURRENCY CONTRACTS                                  DATE    AMOUNT     VALUE      VALUE    (DEPRECIATION)
Euro Currency (sold)..................................... 01/09/02 5,160,000 $4,618,613 $4,591,424    $ 27,189
Euro Currency (sold)..................................... 01/22/02 2,200,000  1,930,280  1,956,507     (26,227)
Euro Currency (sold)..................................... 01/22/02   865,000    760,577    769,263      (8,686)
Canadian Dollar (sold)................................... 01/09/02 4,490,000  2,814,906  2,819,632      (4,726)
New Zealand Dollar (sold)................................ 01/22/02 1,786,000    738,582    742,123      (3,540)
New Zealand Dollar (sold)................................ 01/22/02 1,211,000    501,112    503,197      (2,085)
New Zealand Dollar (sold)................................ 01/22/02 1,210,000    500,335    502,782      (2,447)
New Zealand Dollar (sold)................................ 01/22/02 4,190,000  1,724,918  1,741,038     (16,119)
New Zealand Dollar (sold)................................ 01/22/02 2,880,000  1,183,680  1,196,704     (13,024)
                                                                                                      --------
Net Unrealized Depreciation on Forward Currency Contracts                                             $(49,665)
                                                                                                      ========

 FUTURES CONTRACTS

                                                                                                   UNREALIZED
                                                EXPIRATION NUMBER OF  CONTRACT   VALUATION AS OF  APPRECIATION
FUTURES CONTRACTS LONG                             DATE    CONTRACTS   AMOUNT       12/31/01     (DEPRECIATION)
US Treasury Bond Futures.......................  03/31/02     210    $21,551,595   $21,321,563     $(230,033)
US Treasury Notes 5 Year Futures...............  04/01/02     163     17,196,062    17,249,984        53,923
US Treasury Notes 2 Year Futures...............  04/02/02     158     32,903,122    33,019,531       116,409

FUTURES CONTRACTS SHORT
US Treasury Notes 10 Year Futures..............  03/31/02     353     37,478,545    37,114,641       363,904
                                                                                                   ---------
Net Unrealized Appreciation on Future Contracts                                                    $ 304,203
                                                                                                   =========

(a)Federal Tax Information:
   At December 31, 2001 the net unrealized appreciation on investments based on cost of $537,806,688 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess  of  value  over  tax  cost   $11,413,748
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value        (3,251,361)
                                                                                                                      -----------
Net unrealized appreciation................................ .........................................................  $8,162,387
                                                                                                                       ===========

(b)Non-Income producing security.
(c)A portion or all of the security was on loan. As of December 31, 2001, the market value of securities loaned was $37,920,120 with cash collateral backing valued at $36,658,425 and Securities Collateral backing valued at $2,270,000.
(d)Variable or floating rate security. Rate disclosed as of December 31, 2001

Key to Abbreviations:
144A--Securitiesexempt from  registration  under Rule 144A of the securities act of 1933. These securities may be resold in institutional buyers. At the period end, the value of these securities amounted to $65,551,218 or 12.1% of net assets.
CAD--CanadianDollar
EUR--EuroCurrency
NZD--NewZealand Dollar

                See accompanying notes to financial statements.

                                     MSF-24

METROPOLITAN SERIES FUND, INC.
STATE STREET RESERACH INCOME PORTFOLIO

 STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2001


       ASSETS
         Investments at value..................             $545,969,075
         Cash..................................                  167,728
         Receivable for:
          Fund shares sold.....................                  153,892
          Futures variation margin.............                  135,249
          Dividends and interest...............                8,869,676
          Foreign taxes........................                   10,267
          Collateral for securities loaned.....               36,658,425
         Prepaid expense.......................                    2,900
                                                            ------------
           Total Assets........................              591,967,212
       LIABILITIES
         Payable for:
          Fund shares redeemed................. $    94,063
          Securities purchased.................  12,256,914
          Open forward currency
           contracts--net......................      49,665
          Return of collateral for securities
           loaned..............................  36,658,425
          Foreign taxes........................       1,765
         Accrued expenses:
          Management fees......................     145,908
          Other expenses.......................      33,203
                                                -----------
           Total Liabilities...................               49,239,943
                                                            ------------
       NET ASSETS..............................             $542,727,269
                                                            ============
         Net assets consist of:
          Capital paid in......................             $525,633,576
          Undistributed net investment
           income..............................               20,624,873
          Accumulated net realized gains
           (losses)............................              (13,341,293)
          Unrealized appreciation
           (depreciation) on investments
           and futures contracts...............                9,810,113
                                                            ------------
       NET ASSETS..............................             $542,727,269
                                                            ============
       Computation of offering price:
       CLASS A
       Net asset value and redemption price
        per share ($542,646,215 divided by
        41,870,908 shares of beneficial
        interest)..............................             $      12.96
                                                            ============
       CLASS E
       Net asset value and redemption price
        per share ($81,054 divided by
        6,251 shares of beneficial interest)...             $      12.97
                                                            ============
       Identified cost of investments..........             $536,413,037
                                                            ============
 STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

     INVESTMENT INCOME
       Interest................................             $31,764,462 (a)
     EXPENSES
       Management fees......................... $1,654,497
       Service and distribution fees--Class E..          4
       Directors fees and expenses.............     11,746
       Custodian...............................    169,001
       Audit and tax services..................     17,171
       Legal...................................      1,888
       Printing................................    206,148
       Insurance...............................      5,063
       Miscellaneous...........................        508
                                                ----------
         Total expenses........................                2,066,026
                                                            ------------
     NET INVESTMENT INCOME.....................               29,698,436
                                                            ------------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................  5,622,173
       Foreign currency transactions--net......   (179,344)
       Futures transactions--net...............    921,123     6,363,952
                                                ----------
     Unrealized appreciation (depreciation) on:
       Investments--net........................  3,704,540
       Foreign currency transactions--net......    413,199
       Futures transactions--net...............    304,203     4,421,942
                                                ----------  ------------
     Net gain (loss)...........................               10,785,894
                                                            ------------
     NET INCREASE (DECREASE) IN NET
      ASSETS FROM OPERATIONS...................             $ 40,484,330
                                                            ============
(a)Income on securities loaned $145,276

                See accompanying notes to financial statements.

                                     MSF-25

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH INCOME PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED    YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,
                                                                         2001          2000
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $ 29,698,436  $ 30,907,654
  Net realized gain (loss)..........................................    6,363,952   (10,741,449)
  Unrealized appreciation (depreciation)............................    4,421,942    28,926,110
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   40,484,330    49,092,315
                                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
   Class A..........................................................  (39,627,840)      (19,908)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................  (39,627,840)      (19,908)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   66,972,746   (52,054,073)
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   67,829,236    (2,981,666)

NET ASSETS
  Beginning of the year.............................................  474,898,033   477,879,699
                                                                     ------------  ------------
  End of the year................................................... $542,727,269  $474,898,033
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the year................................................... $ 20,624,873  $ 30,979,802
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                      YEAR ENDED                YEAR ENDED
                                                                   DECEMBER 31, 2001         DECEMBER 31, 2000
                                                               ------------------------ ------------------------
                                                                 SHARES         $          SHARES         $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  6,020,641  $ 78,153,564   1,095,397  $ 13,297,199
  Reinvestments...............................................  3,250,848    39,627,840       1,611        19,908
  Redemptions................................................. (3,953,204)  (50,889,170) (5,444,092)  (65,371,180)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  5,318,285  $ 66,892,234  (4,347,084) $(52,054,073)
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................      6,259  $     80,618           0  $          0
  Reinvestments...............................................          0             0           0             0
  Redemptions.................................................         (8)         (106)          0             0
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................      6,251  $     80,512           0  $          0
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  5,324,536  $ 66,972,746  (4,347,084) $(52,054,073)
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                     MSF-26

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH INCOME PORTFOLIO

 FINANCIAL HIGHLIGHTS


                                                                              CLASS A                      CLASS E
                                                          ----------------------------------------------- --------------
                                                                                                           MAY 1, 2001(A)
                                                                      YEAR ENDED DECEMBER 31,              THROUGH
                                                          -----------------------------------------------  DECEMBER 31,
                                                            2001      2000     1999      1998      1997    2001
                                                          --------  -------- --------  --------  -------- --------------
NET ASSET VALUE, BEGINNING OF PERIOD..................... $  12.99  $  11.68 $  12.78  $  12.66  $  12.36 $12.21
                                                          --------  -------- --------  --------  --------  ------
INCOME FROM INVESTMENT
OPERATIONS
  Net investment income..................................     0.74      0.85     0.81      0.75      0.83  0.03
  Net realized and unrealized gain (loss) on investments.     0.28      0.46    (1.10)     0.42      0.38  0.73
                                                          --------  -------- --------  --------  -------- ------
  Total from investment operations.......................     1.02      1.31    (0.29)     1.17      1.21  0.76
                                                          --------  -------- --------  --------  --------  ------
LESS
DISTRIBUTIONS
  Distributions from net investment income...............    (1.05)     0.00    (0.79)    (0.80)    (0.87) 0.00
  Distributions from net realized capital gains..........     0.00      0.00    (0.02)    (0.25)    (0.04) 0.00
                                                          --------  -------- --------  --------  -------- ------
  Total distributions....................................    (1.05)     0.00    (0.81)    (1.05)    (0.91) 0.00
                                                          --------  -------- --------  --------  -------- ------
NET ASSET VALUE, END OF PERIOD........................... $  12.96  $  12.99 $  11.68  $  12.78  $  12.66 $12.97
                                                          ========  ======== ========  ========  ======== ======
TOTAL RETURN (%).........................................      8.3      11.2     (2.3)      9.4       9.8 6.2(b)
Ratio of operating expenses to average net assets (%)....     0.40      0.38     0.38      0.39      0.38 0.55(c)
Ratio of net investment income to average net assets (%).     5.79      6.69     6.15      6.13      6.57 5.64(c)
Portfolio turnover rate (%)..............................      143       199      183       124       122 143
Net assets, end of period (000).......................... $542,646  $474,898 $477,880  $526,854  $412,191 $81

(a)Commencement of operations.
(b)Periods  less  than  one  year  are  not  computed  on an  annualized  basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                     MSF-27

METROPOLITAN SERIES FUND, INC.

 LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS


 INVESTMENT OBJECTIVE
 TO ACHIEVE HIGH TOTAL INVESTMENT RETURN THROUGH A COMBINATION OF CURRENT INCOME AND CAPITAL APPRECIATION

 INCEPTION DATE  3/3/97

 ASSET CLASS
 HIGH YIELD BONDS

 NET ASSETS
 $69.4 MILLION

 PORTFOLIO  MANAGER
 DANIEL J. FUSS,  CFA,CIC
 KATHLEEN C.  GAFFNEY, CFA

PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2001, the Class A shares of Loomis Sayles High Yield Bond Portfolio returned -1.3%, under-performing its benchmark, the Merrill Lynch High Yield Bond Inde/x2/, which returned +6.3% for the same time period. The average return of the portfolio's peer group, the Lipper Variable Insurance Products High Current Yield Funds universe/15/, was +1.1% for the same period. The portfolio's under performance can be attributed to negative returns in the paper sector, where we suffered from a default of Asia Pulp and Paper early in the year, and by under performance in the Telecommunication sector.

PORTFOLIO ACTIVITY
As an active portfolio manager, investment decisions are primarily driven by credit research. During the year, we purchased companies like Xerox, when our research identified them as undervalued, and felt the likelihood for a bankruptcy filing was remote. The bonds have since performed very well, and the company has regained their financial footing. We also took advantage of the weakness in the market after the terrorist attacks in September. We increased exposure to airlines, buying issuers Delta, Continental, and United. We maintained exposure to the healthcare sector all year long, investing in names like Tenet Healthcare, Columbia HCA, and Healthsouth Corp. We also held Nabi, and Affymetrix convertibles, which did very well.
PORTFOLIO OUTLOOK/ A/
The fourth quarter began with investors still reeling from the tragic events of September 11th. High yield bonds began the quarter at historically wide spreads with Treasuries, but these spreads tightened considerably after the attacks. The Federal Reserve interest rate reductions are beginning to take effect, and our chief economist anticipates the economy to trough sometime in the first quarter of 2002, with a rebound in the second half of the year.

Moody's has reduced the expected default rate of high yield issuers in 2002 to 7.2% from 2001's level of 10.2%, which bodes well for performance in the New Year. And, we are encouraged by the improving fundamentals in the market. In short, we think we've been through the worst.

                              PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2001


                                                   % OF TOTAL
                   SECURITY                        NET ASSETS
                   ------------------------------------------

                   PIONEER NATURAL RESOURCE.......    2.5%
                   CHARTER COMMUNICATIONS HOLDINGS    2.3
                   ROGERS COMMUNICATIONS..........    1.8
                   FEDERAL REPUBLIC OF BRAZIL.....    1.8
                   INTERMEDIA COMMUNICATIONS, INC.    1.7
                   ESPIRITO SANTO-ESCELSA.........    1.7
                   AES CORP.......................    1.5
                   LUCENT TECHNOLOGIES............    1.5
                   PENNZOIL QUAKER STATE..........    1.5
                   MASCOTECH, INC.................    1.5


A $10,000 INVESTMENT COMPARED TO THE MERRILL LYNCH HIGH YIELD BOND INDEX SINCE
                                     3/3/97



                                     [CHART]

             Loomis Sayles         Merrill Lynch
            High Yield Bond       High Yield Bond
            ---------------       ---------------
3/97             10,000                10,000
12/97            10,618                11,042
12/98             9,821                11,446
12/99            11,571                11,626
12/00            11,460                11,178
12/01            11,309                11,879


--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                            AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                      LOOMIS SAYLES            ML
                                 HIGH YIELD BOND PORTFOLIO HIGH YIELD
                                  CLASS A         CLASS E    INDEX

                 1 Year           -1.3%             N/A       6.3%
                 3 Years           4.8              N/A       1.3
                 Since Inception   2.6             -3.6(a)    3.6

--------------------------------------------------------------------------------

(a)Inception date was May 1, 2001.
 Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                See footnotes to Portfolio Manager Commentary.

                                     MSF-28

METROPOLITAN SERIES FUND, INC.
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--72.1% OF TOTAL NET ASSETS


   FACE                                               VALUE
  AMOUNT                                            (NOTE 1A)

           AIR TRAVEL--1.5%
$  100,000 Delta Air Lines, Inc.
            7.900%, 12/15/09 (c).................. $    90,500
   150,000 Delta Air Lines, Inc. 10.125%, 05/15/10     135,000
   500,000 Delta Air Lines, Inc. 8.300%, 12/15/29.     400,000
   445,000 United Air Lines, Inc.
            10.670%, 05/01/04 (c).................     324,850
   100,000 United Air Lines, Inc. 9.125%, 01/15/12      65,500
                                                   -----------
                                                     1,015,850
                                                   -----------

           APPAREL & TEXTILES--0.7%
   550,000 Phillips Van Heusen Corp.
            7.750%, 11/15/23......................     467,500
                                                   -----------

           ASSET BACKED--0.2%
   195,104 Northwest Airlines Pass Through
            7.950%, 3/1/15........................     169,288
                                                   -----------

           AUTO PARTS--2.1%
   150,000 Dana Corp. 6.250%, 03/01/04............     136,500
   350,000 Dana Corp. 6.500%, 03/01/09 (c)........     287,000
 1,315,000 Pennzoil Quaker State Co...............
             7.375%, 4/1/29.......................   1,048,712
                                                   -----------
                                                     1,472,212
                                                   -----------

           BIOTECHNOLOGY--0.4%
   320,000 Human Genome Sciences, Inc.
            3.750%, 3/15/07.......................     245,568
                                                   -----------

           BROADCASTING--2.3%
 1,900,000 Charter Communications Holdings
            0/9.920%, 04/01/04 (d)................   1,368,000
   350,000 Charter Communications Holdings
            0/11.75%, 5/15/11 (d).................     215,250
                                                   -----------
                                                     1,583,250
                                                   -----------

           CHEMICALS--1.4%
   707,000 Arco Chemical Co. 9.800%, 02/01/20.....     643,370
   150,000 Lyondell Chemical Co.
            10.875%, 05/01/09 (c).................     138,750
   200,000 Solutia, Inc. 7.375%, 10/15/27.........     155,701
                                                   -----------
                                                       937,821
                                                   -----------

           COMMUNICATION SERVICES--3.6%
   550,000 Alamosa Holdings, Inc..................
             0/12.875%, 2/15/05 (d)...............     335,500
 1,050,000 Analog Devices, Inc. 4.750%, 10/01/05..     993,562
   250,000 Cablevision S.A. 13.750%, 04/30/07 (c).      75,000
   645,000 Juniper Networks, Inc.
            4.750%, 03/15/07......................     467,625

   FACE                                              VALUE
  AMOUNT                                           (NOTE 1A)
           COMMUNICATION SERVICES--(CONTINUED)
$  150,000 Lucent Technologies, Inc.
            7.250%, 07/15/06 (c)................. $   127,500
   450,000 Nortel Networks, Ltd. 6.125%, 02/15/06     374,535
   235,000 Telewest Communications
            0/9.250%, 04/15/09 (d)...............     103,694
                                                  -----------
                                                    2,477,416
                                                  -----------

           COMMUNICATIONS--3.8%
   350,000 Adelphia Communications Corp.
            10.250%, 11/1/06.....................     357,000
   200,000 Adelphia Communications Corp.
            10.250%, 6/15/11.....................     198,000
   250,000 Callable Net Enterprises, Inc.
            9.375%, 5/15/09......................      85,000
   200,000 Century Communications Corp.
            0.010%, 1/15/08......................     102,000
   700,000 Century Communications Corp.
            8.375%, 11/15/17.....................     525,000
   450,000 Fox Family Worldwide, Inc.
            0/10.250%, 11/01/07 (d)..............     450,000
   200,000 Nextel Communications, Inc.
            0/9.950%, 02/15/08 (d) (c)...........     137,500
   600,000 Nextel Communications, Inc.
            9.375%, 11/15/09 (c).................     465,000
    51,000 RCN Corp. 0/11.000%, 07/01/08 (d).....      13,173
   170,000 RCN Corp. (Series B)
            0/9.800%, 02/15/08 (d)...............      45,688
   630,000 Williams Communications Group
            11.700%, 8/1/08......................     269,325
                                                  -----------
                                                    2,647,686
                                                  -----------

           COMPUTERS & BUSINESS  EQUIPMENT--1.5%  150,000  Lucent  Technologies,
   Inc.
            6.500%, 1/15/28......................      99,000
 1,250,000 Lucent Technologies, Inc.
            6.450%, 3/15/29......................     825,000
   150,000 Xerox Corp. 7.150%, 08/01/04 (c)......     138,750
                                                  -----------
                                                    1,062,750
                                                  -----------

           DOMESTIC OIL--3.1%
    80,000 Clark Refining & Marketing, Inc.
            8.375%, 11/15/07 (c).................      68,800
   250,000 Parker Drilling Co. 9.750%, 11/15/06..     248,750
   500,000 Pioneer Natural Resources Co.
            6.500%, 1/15/08......................     461,250
 1,510,000 Pioneer Natural Resources Co.
            7.200%, 1/15/28......................   1,283,500


                See accompanying notes to financial statements.

                                     MSF-29

METROPOLITAN SERIES FUND, INC.
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)



   FACE                                                VALUE
  AMOUNT                                             (NOTE 1A)

           DOMESTIC OIL--(CONTINUED)
$  100,000 Trico Marine Services, Inc.
            8.500%, 8/1/05......................... $    90,000
                                                    -----------
                                                      2,152,300
                                                    -----------

           DRUGS & HEALTH CARE--1.4% 500,000 Columbia/HCA Healthcare Corp.
            7.690%, 6/15/25........................     475,000
   300,000 Columbia/HCA Healthcare Corp.
            7.050%, 12/1/27........................     274,500
   250,000 Columbia/HCA Healthcare Corp.
            7.750%, 7/15/36........................     231,108
                                                    -----------
                                                        980,608
                                                    -----------

           ELECTRIC UTILITIES--3.8%
   300,000 AES Corp. 8.375%, 08/15/07..............     243,000
   250,000 AES Corp. 9.375%, 09/15/10..............     216,977
   300,000 AES Corp. 8.875%, 02/15/11..............     246,000
   500,000 AES Corp. 8.875%, 11/01/27..............     361,290
   350,000 Calpine Corp. 8.500%, 02/15/11 (c)......     313,250
   200,000 Nuevo Energy Co. 9.500%, 06/01/08.......     186,750
   600,000 Nuevo Energy Co. 9.375%, 10/01/10.......     560,250
   250,000 Seagull Energy Corp.
            7.500%, 09/15/27.......................     228,225
   300,000 Tiverton Power Associates, Ltd. (144A)
            9.000%, 07/15/18.......................     271,500
                                                    -----------
                                                      2,627,242
                                                    -----------

           ELECTRICAL EQUIPMENT--1.7%
 1,350,000 Espirito Santo-Escelsa
            10.000%, 07/15/07......................   1,147,500
                                                    -----------

           FINANCE & BANKING--3.1%
   350,000 Dillon Reed 7.430%, 08/15/18............     191,135
   230,934 DR Structured Finance Corp.
            7.600%, 8/15/07........................     184,124
   500,000 DR Structured Finance Corp.
            8.375%, 8/15/15........................     317,250
   350,000 DR Structured Finance Corp.
            9.350%, 8/15/19........................     225,225
   270,000 Northern Telecom Capital Corp.
            7.875%, 6/15/26........................     175,578
   560,000 PTC International Finance B.V...........
             0/10.750%, 07/01/07 (d)...............     480,200
   243,035 Panda Funding Corp. 11.625%, 08/20/12...     243,338
   330,000 Salton Sea Funding Corp. 7.840%, 5/30/10     313,576
                                                    -----------
                                                      2,130,426
                                                    -----------

   FACE                                            VALUE
  AMOUNT                                          (NOTE 1A
           FINANCIAL SERVICES--0.2%
$  170,000 Service Corp. International
            6.875%, 10/1/07..................... $   145,775
                                                 -----------

           FOOD & BEVERAGES--0.5%
   255,000 IMC Global, Inc. 6.500%, 08/01/03....     251,379
   125,000 IMC Global, Inc. 6.550%, 01/15/05....     116,054
                                                 -----------
                                                     367,433
                                                 -----------

           FOREIGN CORPORATE--3.7%
   200,000 Calpine Canada Energy Finance ULC
            8.750%, 10/15/07, (CAD).............     107,130
   350,000 Colt Telecom Group
            2.000%, 03/29/06, (EUR).............     182,192
 1,225,000 Colt Telecom Group
            2.000%, 04/03/07, (EUR).............     621,293
   265,000 Kon Kpn 3.500%, 11/24/05, (EUR)......     192,509
 1,900,000 Microcell Telecommunications
            0/11.125, 10/15/02 (d), (CAD).......     728,107
   300,000 Xerox Capital Europe, Plc.
            5.250%, 12/03/04, (EUR).............     227,294
   650,000 Xerox Corp. 3.500%, 02/04/04, (EUR)..     482,042
                                                 -----------
                                                   2,540,567
                                                 -----------

           FOREIGN GOVERNMENT--0.4%
 3,125,000 Republic of South Africa
            13.500%, 09/15/15, (ZAR)............     301,549
                                                 -----------

           GAS & PIPELINE UTILITIES--0.3% 200,000 Chesapeake Energy Corp.
            8.500%, 03/15/12....................     200,000
                                                 -----------

           HOTELS & RESTAURANTS--1.9%
   850,000 HMH Properties, Inc. 7.875%, 08/01/08     786,250
   300,000 Host Marriot, L.P. 8.375%, 02/15/06..     287,250
   250,000 ITT Corp. 7.375%, 11/15/15 (c).......     212,222
                                                 -----------
                                                   1,285,722
                                                 -----------

           HOUSEHOLD APPLIANCES & HOME
            FURNISHINGS--0.0%
   424,000 Zenith Corp. 8.190%, 11/01/09........      33,920
                                                 -----------

           INDUSTRIAL MACHINERY--1.0%
   450,000 Borden, Inc. 9.200%, 03/15/21........     238,500
   100,000 Borden, Inc. 7.875%, 02/15/23........      48,000
   650,000 Dana Corp. 7.000%, 03/01/29..........     442,000
                                                 -----------
                                                     728,500
                                                 -----------


                See accompanying notes to financial statements.

                                     MSF-30

METROPOLITAN SERIES FUND, INC.
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)



   FACE                                              VALUE
  AMOUNT                                           (NOTE 1A)

           MINING--0.8%
$  750,000 Glencore Nickel Properties, Ltd.
            9.000%, 12/1/14...................... $   412,500
   122,914 Southern Peru, Ltd. 7.900%, 05/30/07..     120,456
                                                  -----------
                                                      532,956
                                                  -----------

           PAPER & FOREST--0.0% 225,000 APP China Group, Ltd. (144A)
            14.000%, 03/15/10 (e) (f)............      32,625
                                                  -----------

           REAL ESTATE--2.0%
   470,000 Crescent Real Estate Equities
            7.500%, 9/15/07......................     424,078
   660,000 Meditrust Corp. 7.000%, 08/15/07......     594,000
   500,000 Murrin Murrin Holdings Property, Ltd.
            9.375%, 08/31/07.....................     365,000
                                                  -----------
                                                    1,383,078
                                                  -----------

           REAL ESTATE INVESTMENT TRUST--1.0%
   300,000 JDN Realty Corp. 6.950%, 08/01/07.....     255,135
   350,000 Trinet Corporate Realty Trust, Inc.
            7.950%, 05/15/06.....................     345,177
   150,000 Trinet Corporate Realty Trust, Inc.
            7.700%, 07/15/17.....................     118,425
                                                  -----------
                                                      718,737
                                                  -----------

           RETAIL--3.5%
   450,000 Amazon.com, Inc. 4.750%, 02/01/09.....     223,312
   425,000 Amazon.com, Inc. 6.875%, 02/16/10.....     191,306
   125,000 J.C. Penney Co., Inc. 6.500%, 12/15/07     118,750
   400,000 J.C. Penney Co., Inc. 6.875%, 10/15/15     330,000
   300,000 J.C. Penney Co., Inc. 7.650%, 08/15/16     258,437
   150,000 J.C. Penney Co., Inc. 7.950%, 04/01/17     132,182
   175,000 J.C. Penney Co., Inc. 7.125%, 11/15/23     143,450
   350,000 K-Mart Corp. 7.950%, 02/01/23.........     223,651
   100,000 K-Mart Corp. (144A) 9.875%, 06/15/08..      80,000
   900,000 Woolworth Corp. 8.500%, 01/15/22......     748,431
                                                  -----------
                                                    2,449,519
                                                  -----------

           SEMICONDUCTORS--1.4%
    45,000 Cypress Semiconductor Corp.
            4.000%, 2/1/05.......................      39,199
   100,000 LSI Logic Corp.
            4.000%, 02/15/05.....................      85,110
   300,000 Triquint Semiconductor, Inc.
            4.000%, 3/1/07.......................     219,720
   800,000 Vitesse Semiconductor Corp.
            4.000%, 3/15/05......................     622,000
                                                  -----------
                                                      966,029
                                                  -----------

   FACE                                              VALUE
  AMOUNT                                           (NOTE 1A)

           TECHNOLOGY--1.6%
$  500,000 CSC Holdings, Inc. 7.625%, 07/15/18... $   473,085
   150,000 RF Micro Devices 3.750%, 08/15/05.....     125,430
 1,000,000 Solectron Corp. Zero Coupon, 05/08/20.     528,750
                                                  -----------
                                                    1,127,265
                                                  -----------

           TELEPHONE--7.1%
   500,000 Barak I.T.C. Telecom, Ltd.
            0/12.500%, 11/15/07 (d)..............     200,000
   300,000 Cienna Corp. 3.750%, 02/01/08.........     194,700
   250,000 Intermedia Communications, Inc.
            8.875%, 11/1/07......................     262,813
   650,000 Intermedia Communications, Inc.
            8.500%, 01/15/08.....................     665,437
   250,000 Intermedia Communications, Inc.
            8.600%, 6/1/08.......................     257,813
   800,000 McCaw International, Ltd.
            0/13.000%, 04/15/07 (d)..............      40,000
   675,000 NTL, Inc. 11.500%, 02/01/06...........     216,000
   430,000 NTL, Inc. 10.000%, 02/15/07...........     137,600
 1,950,000 Nextel International, Inc.
            0/12.125%, 04/15/08 (d)..............      97,500
   500,000 Nextel International, Inc.
            12.750%, 8/1/10......................      35,000
   900,000 Philippine Long Distance Telephone Co.
            8.350%, 03/06/17.....................     550,950
 1,125,000 Telecorp PCS, Inc.
            0/11.625, 04/15/04 (d)...............     990,000
   550,000 Tritel PCS, Inc. 12.750%, 05/15/09....     473,000
   200,000 Tritel PCS, Inc. 10.375%, 01/15/11....     226,500
   800,000 US Unwired, Inc. 13.375%, 11/01/09....     576,000
                                                  -----------
                                                    4,923,313
                                                  -----------

           TRANSPORTATION--1.3%
    95,000 AMR Corp. 9.000%, 08/01/12 (c)........      87,400
    50,000 American President Cos., Ltd.
            7.125%, 11/15/03.....................      39,000
   700,000 American President Cos., Ltd.
            8.000%, 1/15/24......................     399,000
   195,920 Continental Airlines 6.703%, 06/15/21.     171,469
   256,546 Seabulk International, Inc.
            12.500%, 6/30/07.....................     179,583
   196,704 TBS Shipping International, Ltd.
            10.000%, 07/08/08....................      59,011
                                                  -----------
                                                      935,463
                                                  -----------

           YANKEE--14.8%
   650,000 Bangko Sentral Philipinas
            8.600%, 6/15/27......................     487,500


                See accompanying notes to financial statements.

                                     MSF-31

METROPOLITAN SERIES FUND, INC.
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)
                                             CONVERTIBLE BONDS--15.6%


   FACE                                              VALUE
  AMOUNT                                           (NOTE 1A)
           YANKEE--(CONTINUED)
$  750,000 Bangkok Public Bank, Ltd. (144A)
            9.025%, 3/15/29...................... $   607,500
   600,000 CTI Holdings S.A. 11.500%, 04/15/08...      60,000
   400,000 Call-Net Enterprises
            , 0/9.270%, 08/15/07 (d).............     104,000
 1,000,000 Call-Net Enterprises
            0/8.9375%, 08/15/08 (d)..............     250,000
   150,000 Cerro Negro Finance, Ltd. (144A)
            7.900%, 12/1/20......................     120,246
 1,077,481 Federal Republic of Brazil
            8.000%, 04/15/14 (c).................     824,273
   280,000 Federal Republic of Brazil
            8.875%, 4/15/24......................     186,200
   300,000 Federal Republic of Brazil
            10.125%, 05/15/27 (c)................     221,250
   593,750 Ivory Coast, Inc. 2.000%, 03/31/18 (f)      93,516
   400,000 KPNQuest 8.125%, 06/01/09.............     257,000
   267,775 Korea Electric Power Corp.
            7.400%, 4/1/16.......................     258,328
   350,000 Pemex Petroleos Mexicanos
            9.500%, 09/15/27 (c).................     365,750
   700,000 Petroleos Mexicanos (144A)
            8.625%, 12/1/23......................     680,750
   495,000 Quezon Power Philippines Co.
            8.860%, 6/15/17......................     331,650
   500,000 Republic of Argentina (144A)
            8.875%, 3/1/29 (f)...................      80,400
   650,000 Republic of Peru 4.000%, 03/07/03 (e).     455,000
   300,000 Republic of Philippines
            9.875%, 01/15/19.....................     283,125
   650,000 Republic of South Africa
            8.500%, 6/23/17......................     637,000
 1,450,000 Republic of Venezuela
            9.250%, 09/15/27 (c).................     904,800
   650,000 Royal Caribbean Cruises, Ltd.
            7.500%, 10/15/27.....................     422,500
   750,000 TFM S.A. 0/11.750%, 06/15/02 (d)......     660,000
   915,000 Tenaga Nasional Berhad (144A)
            7.500%, 11/1/25......................     730,988
   775,000 Thai Farmers Bank Public, Ltd. (144A)
            8.250%, 08/21/16.....................     627,750
   350,000 Transportacione Maritima Mexicana
            10.250%, 11/15/06....................     262,500
   350,000 Xerox Capital Europe, Plc.
            5.875%, 5/15/04......................     322,000
                                                  -----------
                                                   10,234,026
                                                  -----------
           Total Bonds & Notes
            (Identified Cost $55,598,236)........  50,023,894
                                                  -----------

   FACE                                             VALUE
  AMOUNT                                          (NOTE 1A)
           AEROSPACE & DEFENSE--0.3%
$  225,000 Hexcel Corp. 7.000%, 08/01/03........ $   122,906
   115,000 Hexcel Corp. 7.000%, 08/01/11........      50,600
                                                 -----------
                                                     173,506
                                                 -----------

           BIOTECHNOLOGY--1.6%
   700,000 Affymetrix, Inc. 4.750%, 02/15/07....     527,625
   250,000 Affymetrix, Inc. (144A)
            4.750%, 02/15/07....................     188,438
   550,000 Human Genome (144A)
            3.750%, 03/15/07....................     415,937
                                                 -----------
                                                   1,132,000
                                                 -----------

           COMPUTERS & BUSINESS EQUIPMENT--2.9% 107,000 Hutchingson Technology, Inc. (144A)
            6.000%, 03/15/05....................     109,274
   360,000 Maxtor Co. 5.750%, 03/01/12..........     255,600
 1,075,000 Quantum Corp. 7.000%, 08/01/04.......     972,015
   320,000 Western Digital Zero Coupon, 02/18/18     131,200
 1,225,000 Western Digital Corp. (144A)
            Zero Coupon, 02/18/18...............     502,250
    75,000 Xerox Corp. 0.570%, 04/21/18.........      39,656
                                                 -----------
                                                   2,009,995
                                                 -----------

           DOMESTIC OIL--0.3%
   200,000 Pogo Producing Co. 5.500%, 06/15/06..     194,340
                                                 -----------

           DRUGS & HEALTH CARE--1.5%
   450,000 Glycomed, Inc. 7.500%, 01/01/03......     415,687
   650,000 Nabi 6.500%, 02/01/03................     650,000
                                                 -----------
                                                   1,065,687
                                                 -----------

           ELECTRONICS--0.2%
    40,000 Richardson Electronics, Ltd.
            7.250%, 12/15/06....................      31,850
   100,000 Thermedics, Inc. 0.010%, 06/01/03....      93,000
                                                 -----------
                                                     124,850
                                                 -----------

           FINANCE & BANKING--0.5%
   100,000 Sizeler Property Investments, Inc.
            8.000%, 07/15/03....................      99,230
   400,000 Telewest Finance 6.000%, 07/07/05....     258,822
                                                 -----------
                                                     358,052
                                                 -----------

           FOREIGN CORPORATE--1.8%
 1,400,000 Colt Telecom Group, Plc.
            2.000%, 12/16/06, (EUR).............     730,015

                See accompanying notes to financial statements.

                                     MSF-32

METROPOLITAN SERIES FUND, INC.
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 CONVERTIBLE BONDS--(CONTINUED)
                                             COMMON STOCK--4.4%



   FACE                                                VALUE
  AMOUNT                                             (NOTE 1A)
           FOREIGN CORPORATE--(CONTINUED)
$  650,000 Telewest Communications
            5.250%, 02/19/07, (GBP)................ $   531,508
                                                    -----------
                                                      1,261,523
                                                    -----------

           HOTELS & RESTAURANTS--0.6%
   495,000 Hilton Hotels Corp. 5.000%, 05/15/06....     439,907
                                                    -----------

           INDUSTRIAL MACHINERY--1.5%
 1,250,000 Mascotech, Inc. 4.500%, 12/15/03........   1,043,750
                                                    -----------

           RETAIL--0.0%
   200,000 CML Group, Inc. 5.500%, 01/15/03 (e) (f)         126
    50,000 CML Group, Inc. (144A)
            5.500%, 01/15/03 (e) (f)...............          32
   100,000 Jacobson's Stores, Inc. 6.750%, 12/15/11      15,000
                                                    -----------
                                                         15,158
                                                    -----------

           SEMICONDUCTORS--0.9%
   300,000 Broadband Technologies, Inc.
            5.000%, 05/15/01 (e)...................          93
   750,000 Cypress Semiconductor Corp.
            3.750%, 7/1/05.........................     617,325
                                                    -----------
                                                        617,418
                                                    -----------

           TECHNOLOGY--0.9%
   600,000 Amkor Technology, Inc. 5.000%, 03/15/07.     409,500
   700,000 Aspect Telecommunications Corp.
            Zero Coupon, 08/10/18..................     190,750
                                                    -----------
                                                        600,250
                                                    -----------

           YANKEE--2.6%
   300,000 Burns Philp & Co., Ltd. 5.500%, 04/30/04     249,000
 1,600,000 Rogers Communications, Inc.
            2.000%, 11/26/05.......................   1,263,360
   400,000 S3, Inc. 5.750%, 10/01/03...............     270,000
                                                    -----------
                                                      1,782,360
                                                    -----------
           Total Convertible Bonds
            (Identified Cost $11,610,308)..........  10,818,796
                                                    -----------

                                                             VALUE
 SHARES                                                    (NOTE 1A)

          COMMUNICATION SERVICES--0.4%
   14,500 Philippine Long Distance Telephone Co. (ADR).... $  286,375
                                                           ----------

          DOMESTIC OIL--0.5%
   47,412 Trico Marine Services, Inc. (b).................    357,961
                                                           ----------

          ELECTRIC UTILITIES--0.6%
    7,900 Pacific Gas & Electric Co.......................     86,900
   10,000 Pacific Gas & Electric Co.......................    123,500
   10,757 Pacific Gas & Electric Co.......................    161,355
                                                           ----------
                                                              371,755
                                                           ----------

          ELECTRONICS--0.4%
   11,380 Park Electrochemical Corp.......................    300,432
                                                           ----------

          FOREIGN CORPORATE--0.0%
1,867,500 Indah Kiat Pulp & Paper (b), (IDR)..............          0
                                                           ----------

          PAPER & FOREST--1.4%
   92,550 Sappi, Ltd. (ADR) (c)...........................    948,637
                                                           ----------

          REAL ESTATE INVESTMENT TRUST--1.0%
   16,500 Associated Estates Realty Corp..................    151,470
    2,000 Developers Diversified Realty Corp..............     38,200
   14,000 La Quinta Properties, Inc.......................    304,780
    8,700 New Plan Excel Realty Trust, Inc. (ADR).........    216,630
                                                           ----------
                                                              711,080
                                                           ----------

          TRANSPORTATION--0.1%
      869 Seabulk International, Inc......................        326
   18,557 Seabulk International, Inc......................     65,877
    1,423 Seabulk International, Inc. (144A)..............      2,846
    2,208 TBS International, Ltd. (b) (e).................         22
    8,042 TBS International, Ltd. (b) (e).................         81
    4,704 TBS International, Ltd. (b) (e).................         47
    1,872 TBS Shipping International, Ltd. (Class B)(b)(e)         19
    4,545 TBS Shipping International, Ltd. (Class C)(b)(e)         45
                                                           ----------
                                                               69,263
                                                           ----------
          Total Common Stocks
           (Identified Cost $3,872,262)...................  3,045,503
                                                           ----------


                See accompanying notes to financial statements.

                                     MSF-33

METROPOLITAN SERIES FUND, INC.
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 PREFERRED STOCKS--3.4%
                                             WARRANTS--0.0%



                                                                 VALUE
SHARES                                                       (NOTE 1A)


       COMMUNICATION SERVICES--0.0%
 1,790 Adelphia Business Solutions 12.875%.................. $    4,475
                                                             ----------

       COMMUNICATIONS--0.0%
 1,500 Williams Communications Group (144A) 6.75%...........     21,375
                                                             ----------

       ELECTRIC UTILITIES--0.6%
 1,035 Central Maine Power Co. 3.500%.......................     53,820
   680 Consumers Energy Co. 4.500%..........................     42,160
   150 Consumers Energy Co. 4.160%..........................      8,400
   140 Entergy Gulf States, Inc. 4.520%.....................      8,715
   300 Entergy Gulf States, Inc. (Series 1944) 4.40%........     17,700
    50 Niagara Mohawk Power Corp. 4.850%....................      3,575
   200 Niagara Mohawk Power Corp. 3.400%....................     11,450
 1,200 Niagara Mohawk Power Corp. 3.600%....................     64,200
 2,680 Niagara Mohawk Power Corp. 4.400%....................    136,010
    50 Ohio Edison Co. 4.440% (c)...........................      3,200
   150 Ohio Edison Co. 4.400%...............................      9,450
   300 Toledo Edison Co. 4.250%.............................     17,250
                                                             ----------
                                                                375,930
                                                             ----------

       FINANCE & BANKING--0.3%
10,300 Istar Financial, Inc. 8.000%.........................    219,905
                                                             ----------

       FOREIGN CORPORATE--0.0%
 7,000 Siam Commercial Bank 5.250%, (THB)...................      2,674
                                                             ----------

       REAL ESTATE INVESTMENT TRUST--2.5%
 1,000 CarrAmerica Realty Corp. 8.450%......................     24,200
10,000 CarrAmerica Realty Corp. (Series B) 8.57%............    245,100
 5,900 CarrAmerica Realty Corp. (Series C) 8.55%............    144,255
16,100 Colonial Properties Trust 8.750%.....................    404,110
 3,200 Developers Diversified Realty 8.375%.................     80,000
14,646 Developers Diversified Realty (Class C) 8.68%........    356,630
 5,000 First Industrial Realty Trust, Inc. (Series D) 7.950%    116,550
 6,000 First Industrial Realty Trust, Inc. (Series E) 7.900%    142,020
 7,500 Highwoods Properties, Inc. 8.625%....................    174,150
 1,600 JDN Realty Corp. 9.375%..............................     39,632
                                                             ----------
                                                              1,726,647
                                                             ----------
       Total Preferred Stocks
        (Identified Cost $3,002,645)........................  2,351,006
                                                             ----------

                                                      VALUE
  SHARES                                            (NOTE 1A)

           FOREIGN CORPORATE--0.0%
     7,000 Siam Commercial Bank, (THB)............ $       192
                                                   -----------

           PAPER & FOREST--0.0%
       250 Asia Pulp & Paper, Ltd. (144A) (b).....           0
                                                   -----------
           Total Warrants
            (Identified Cost $0)..................         192
                                                   -----------
 SHORT TERM INVESTMENT--2.4%

   FACE
  AMOUNT

           REPURCHASE AGREEMENT--2.4%
$1,680,000 State Street Corp. Repurchase Agreement
            dated 12/31/01 at 0.850% to be
            repurchased at $1,680,079 on
            01/02/02, collateralized by $1,735,000
            U.S. Treasury Bill 1.710% due 05/16/02
            with a value of $1,718,518............   1,680,000
                                                   -----------
           Total Short Term Investments
            (Identified Cost $1,680,000)..........   1,680,000
                                                   -----------
           Total Investments--97.9%
            (Identified Cost $75,763,451) (a).....  67,919,391
           Other assets less liabilities..........   1,438,668
                                                   -----------
           TOTAL NET ASSETS--100%................. $69,358,059
                                                   ===========


                See accompanying notes to financial statements.

                                     MSF-34

METROPOLITAN SERIES FUND, INC.
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001




(a)Federal Tax Information:
   At December 31, 2001 the net unrealized depreciation on investments based on cost of $75,758,107 for federal income tax purposes was as follows:


       Aggregate gross unrealized appreciation for all
        investments in which there is an excess of value
        over tax cost........................................ $  4,382,509
       Aggregate gross unrealized depreciation for all
        investments in which there is an excess of tax cost
        over value...........................................  (12,221,225)
                                                              ------------
       Net unrealized depreciation........................... $ (7,838,716)
                                                              ============


(b)Non-Income producing security.
(c)A portion or all of the security was on loan. As of December 31, 2001, the market value of securities loaned was $2,372,518 with collateral backing valued at $2,516,118.
(d)Step Bond. Coupon rate is zero or below market for an initial period and then increased to a higher coupon rate at a specified date.
(e)Issuers filed petition under Chapter 11 of the Federal Bankruptcy Code.
(f)Non-Income Producing; Defaulted Bond.

Key to Abbreviations:
144A--Securitiesexempt from  registration  under Rule 144A of the securities act of 1933. These securities may be resold in institutional buyers. At the periord end, the value of these securities amounted to $4,771,911 or 6.9% of net assets.
ADR --An American Depositary Receipt (ADR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The value of ADRs is significantly influenced by trading on exchanges not located in the not located in the United States or Canada.
CAD --Canadian Dollar EUR --Euro Currency GBP --Pound Sterling IDR --Indonesian Rupiah THB --Thailand Baht ZAR --South African Rand ILLIQUID SECURITIES:

                                                          MARKET VALUE
                                                              AS OF
                                  ACQUISITION ACQUISITION DECEMBER 31,
                   ISSUE             DATE        COST         2001
                   -----          ----------- ----------- ------------

          APP China Group, Ltd.
           14.0%, 03/15/10.......  03/09/00   $  196,090    $32,625
          APP China Group, Ltd.
           (warrants)............  03/09/00            0          0
          CML Group, 5.5%,
           01/15/03..............  12/01/97      150,500        126
          CML Group, 5.5%,
           01/15/03..............  04/14/98       30,875         32
          Seabulk International,
           (warrants)............  12/14/99         0.00      2,846
          Seabulk International,
           (warrants)............  01/26/00         0.00        326
          Seabulk International,
           (common stock)........  01/26/00      753,418     65,877
          Adelphia Business
           Solutions, Inc........  11/16/98    1,031,888      4,475
          Broadband
           Technologies, Inc.
           5.00% 05/15/01........  06/13/97      220,400         93
          Borden, Inc. 7.875%,
           02/15/23..............  06/02/97       90,974     48,000
          Jacobsen's Stores, Inc.
           6.75%, 12/15/11.......  03/03/97       77,250     15,000
          Nextel International,
           Inc. 04/15/08.........  03/09/98    1,191,826     97,500


The aggregate value of illiquid securities at December 31, 2001 was $266,900 or 0.4% of the Loomis Sayles High Yield Bond Portfolio's net assets.

                See accompanying notes to financial statements.

                                     MSF-35

METROPOLITAN SERIES FUND, INC.
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO

 STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2001


       ASSETS
         Investments at value...................            $ 67,919,391
         Cash...................................                     854
         Receivable for:
          Securities sold.......................                 109,198
          Fund shares sold......................                  55,027
          Dividends and interest................               1,410,119
          Collateral for securities loaned......               2,516,118
         Prepaid expense                                           3,569
                                                            ------------
           Total Assets.........................              72,014,276
       LIABILITIES
         Payable for:
          Fund shares redeemed.................. $   70,827
          Withholding taxes.....................      2,239
          Return of collateral for securities
           loaned...............................  2,516,118
         Accrued expenses:
          Management fees.......................     40,919
          Other expenses........................     26,114
                                                 ----------
           Total Liabilities....................               2,656,217
                                                            ------------
       NET ASSETS...............................            $ 69,358,059
                                                            ============
         Net assets consist of:
          Capital paid in.......................            $ 86,921,899
          Undistributed net investment income...               5,597,567
          Accumulated net realized gains
           (losses).............................             (15,315,424)
          Unrealized appreciation
           (depreciation) on investments........              (7,845,983)
                                                            ------------
       NET ASSETS...............................            $ 69,358,059
                                                            ============
       Computation of offering price:
       CLASS A
       Net asset value and redemption price per
        share ($69,357,962 divided by
        8,887,584 shares of beneficial interest)            $       7.80
                                                            ============
       CLASS E
       Net asset value and redemption price per
        share ($97 divided by 12 shares of
        beneficial interest)....................            $       7.80
                                                            ============
       Identified cost of investments...........            $ 75,763,451
                                                            ============

 STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001


   INVESTMENT INCOME
     Dividends...............................               $    404,043 (a)
     Interest................................                  8,351,657 (b)
                                                            ------------
                                                               8,755,700
   EXPENSES
     Management fees......................... $    513,125
     Directors' fees and expenses............       11,746
     Custodian...............................      104,386
     Audit and tax services..................       14,424
     Legal...................................          279
     Printing................................       27,860
     Insurance...............................        2,713
     Miscellaneous...........................          493
                                              ------------
       Total expenses........................                    675,026
                                                            ------------
   NET INVESTMENT INCOME.....................                  8,080,674
                                                            ------------
   REALIZED AND UNREALIZED GAIN
    (LOSS) Realized gain (loss) on:
     Investments--net........................  (13,887,829)
     Foreign currency transactions--net......     (116,698)  (14,004,527)
                                              ------------  ------------
   Unrealized appreciation (depreciation) on:
     Investments--net........................    4,374,679
     Foreign currency transactions--net......       (4,324)    4,370,355
                                              ------------  ------------
   Net gain (loss)...........................                 (9,634,172)
                                                            ------------
   NET INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS...................               $ (1,553,498)
                                                            ============

(a)Net of foreign taxes of $8,637
(b)Income on securities loaned $8,766

                See accompanying notes to financial statements.

                                     MSF-36

METROPOLITAN SERIES FUND, INC.
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS


                                                                        YEAR ENDED        YEAR ENDED
                                                                     DECEMBER 31, 2001 DECEMBER 31, 2000
                                                                     ----------------- -----------------
FROM OPERATIONS
  Net investment income.............................................   $  8,080,674       $ 6,886,924
  Net realized gain (loss)..........................................    (14,004,527)        1,273,152
  Unrealized appreciation (depreciation)............................      4,370,355        (8,989,860)
                                                                       ------------       -----------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................     (1,553,498)         (829,784)
                                                                       ------------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
   Class A..........................................................     (9,209,890)          (23,224)
  Net realized gain
   Class A..........................................................              0            (3,167)
                                                                       ------------       -----------
  TOTAL DISTRIBUTIONS...............................................     (9,209,890)          (26,391)
                                                                       ------------       -----------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.     11,177,077         8,099,176
                                                                       ------------       -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................        413,689         7,243,001
NET ASSETS
  Beginning of the year.............................................     68,944,370        61,701,369
                                                                       ------------       -----------
  End of the year...................................................   $ 69,358,059       $68,944,370
                                                                       ============       ===========
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the year...................................................   $  5,597,567       $ 6,826,647
                                                                       ============       ===========

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                      YEAR ENDED               YEAR ENDED
                                                                   DECEMBER 31, 2001        DECEMBER 31, 2000
                                                               ------------------------  ----------------------
                                                                 SHARES         $         SHARES         $
                                                               ----------  ------------  ---------  -----------
CLASS A
  Sales.......................................................  2,010,223  $ 17,713,633  1,382,615  $12,843,463
  Reinvestments...............................................  1,151,236     9,209,890      2,696       26,391
  Redemptions................................................. (1,930,177)  (15,746,546)  (516,507)  (4,770,678)
                                                               ----------  ------------  ---------  -----------
  Net increase (decrease).....................................  1,231,282  $ 11,176,977    868,804  $ 8,099,176
                                                               ==========  ============  =========  ===========
CLASS E
  Sales.......................................................         12  $        100          0  $         0
  Reinvestments...............................................          0             0          0            0
  Redemptions.................................................          0             0          0            0
                                                               ----------  ------------  ---------  -----------
  Net increase (decrease).....................................         12  $        100          0  $         0
                                                               ==========  ============  =========  ===========
  Increase (decrease) derived from capital share transactions.  1,231,294  $ 11,177,077    868,804  $ 8,099,176
                                                               ==========  ============  =========  ===========

                See accompanying notes to financial statements.

                                     MSF-37

METROPOLITAN SERIES FUND, INC.
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO

 FINANCIAL HIGHLIGHTS


                                                                                     CLASS A
                                                                ------------------------------------------------
                                                                                                     MARCH 3, 1997(A)
                                                                     YEAR ENDED DECEMBER 31,         THROUGH
                                                               ----------------------------------    DECEMBER 31,
                                                                2001     2000     1999     1998      1997
                                                               -------  -------  -------  -------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................... $  9.00  $  9.09  $  8.39  $ 10.14      $10.00
                                                               -------  -------  -------  -------      -------
INCOME FROM INVESTMENT
OPERATIONS
  Net investment income.......................................    0.86     0.90     0.80     0.88       0.35
  Net realized and unrealized gain (loss) on investments......   (0.95)   (0.99)    0.69    (1.65)      0.26
                                                               -------  -------  -------  -------    -------
  Total from investment operations............................   (0.09)   (0.09)    1.49    (0.77)      0.61
                                                               -------  -------  -------  -------     -------
LESS
DISTRIBUTIONS
  Distributions from net investment income....................   (1.11)    0.00    (0.79)   (0.89)     (0.35)
  Distributions from net realized capital gains...............    0.00     0.00     0.00    (0.09)     (0.12)
                                                               -------  -------  -------  -------     -------
  Total distributions.........................................   (1.11)    0.00    (0.79)   (0.98)     (0.47)
                                                               -------  -------  -------  -------     -------
NET ASSET VALUE, END OF PERIOD................................ $  7.80  $  9.00  $  9.09  $  8.39      $10.14
                                                               =======  =======  =======  =======     =======
TOTAL RETURN (%)..............................................    (1.3)    (1.0)    17.8     (7.5)         6.2(b)
Ratio of operating expenses to average net assets (%).........    0.92     0.88     0.93     0.87         0.83(c)
Ratio of net investment income to average net assets (%)......   11.02    10.11     9.49    10.41         7.04(c)
Portfolio turnover rate (%)...................................      43       42       28       46           39(c)
Net assets, end of period (000)............................... $69,358  $68,944  $61,701  $42,403         $27,804
The Ratios of operating expenses to average net assets
without
 giving effect to the voluntary expense agreement would
have
 been (%).....................................................      --       --     0.94     1.05         1.35(c)


                                                                 CLASS E
                                                               --------------
                                                                  MAY 1, 2001(A)
                                                                    THROUGH
                                                                    DECEMBER 31,
                                                                      2001
                                                               --------------
NET ASSET VALUE, BEGINNING OF PERIOD..........................     $ 8.07
                                                                   ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.......................................       0.56
  Net realized and unrealized gain (loss) on investments......      (0.83)
                                                                   ------
  Total from investment operations............................      (0.27)
                                                                   ------
LESS DISTRIBUTIONS
  Distributions from net investment income....................       0.00
  Distributions from net realized capital gains...............       0.00
                                                                   ------
  Total distributions.........................................       0.00
                                                                   ------
NET ASSET VALUE, END OF PERIOD................................     $ 7.80
                                                                   ======
TOTAL RETURN (%)..............................................       (3.3)(b)
Ratio of operating expenses to average net assets (%).........       1.07 (c)
Ratio of net investment income to average net assets (%)......      10.63 (c)
Portfolio turnover rate (%)...................................         43
Net assets, end of period (000)...............................     $  0.1
The Ratios of operating expenses to average net assets without giving effect to the voluntary expense agreement would have
 been (%).....................................................         --

(a)Commencement of operations.
(b)Periods  less  than  one  year  are  not  computed  on an  annualized  basis.
(c)Computed on an annualized basis.


                See accompanying notes to financial statements.

                                     MSF-38

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS



 INVESTMENT OBJECTIVE
 TO ACHIEVE HIGH TOTAL RETURN WHILE ATTEMPTING TO LIMIT INVESTMENT RISK AND PRESERVE CAPITAL.

 INCEPTION DATE  7/25/86

 ASSET CLASS
 U.S. BONDS/
 LARGE CAP STOCKS

 NET ASSETS
 $2.3 BILLION

 PORTFOLIO  MANAGER
 JOHN H. KALLIS
 (FIXED INCOME)
 JOHN T. WILSON,
 CFA
 (EQUITY)


PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2001, the Class A shares of State Street Research Diversified Portfolio returned -6.3%. The Standard and Poor's 500 Index/3 /and the Lehman Aggregate Bond Index,/1 returned -11.9% and +8.4% for the same time period, respectively. The average return of the portfolio's peer group, the Lipper Variable Insurance Products Income Funds universe15/, was -0.3% for the same period. A strong bond environment lessened the impact of a declining stock market on the fund's performance.

PORTFOLIO ACTIVITY
The stock segment of the portfolio suffered from disappointments in the technology sector early in the year. However, as we began to position the portfolio in anticipation of an economic recovery in the year ahead, performance relative to the index picked up later in the year. Our investments in semiconductor stocks benefited the portfolio, and insurance and oil service stocks bounced back. Nevertheless, a weak economy and declining corporate profits kept a damper on investors' enthusiasm for stocks, and not even the fund's strong bond market showing could push the performance needle into positive territory for the year.

On the fixed income side, the portfolio benefited early in the year from its emphasis on short-to-intermediate term U. S. Treasury and Agency securities. Relative performance picked up in the second half of the year as we added to our investment in bonds that trade off their yield spread to U.S. Treasuries. European non-dollar bonds and emerging market bonds also made a positive contribution to performance, as did high-yield bonds.

PORTFOLIO OUTLOOK/A/
We expect inflation to remain tame in the period ahead, the result of lower energy costs and lack of pricing power among retailers. And, we do not believe that an economic recovery will be strong enough to warrant an increase in interest rates. As a result, we have lengthened the fund's duration --[a measure of the fund's sensitivity to changing interest rates]; when rates fall, longer duration can add more price appreciation to performance than shorter duration bonds. We continue to emphasize bonds outside the Treasury/Agency sector, which we believe will be the beneficiaries of lower interest rates, continued low inflation, and a stabilizing U.S. economy. It is our opinion that bonds are positioned to experience another good year.

On the stock side of the portfolio, we are cautiously optimistic that a recovering economy will help boost corporate earnings after a tough year in 2001. In an environment that we believe will reward careful stock selection, we are focusing on companies that will benefit from a recovering economy, including technology, industrial, and commodity-related sectors. We also favor sectors with attractive valuations and smaller companies on the market capitalization spectrum.


                              PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2001


                                                      % OF TOTAL
                SECURITY                              NET ASSETS
                ------------------------------------------------

                UNITED STATES TREASURY BONDS.........    3.7%
                INTEL CORP...........................    2.8
                MICROSOFT CORP.......................    2.4
                FEDERAL NATIONAL MORTGAGE ASSOCIATION    2.2
                ACE, LTD.............................    1.9
                CITIGROUP, INC.......................    1.8
                GENERAL ELECTRIC CO..................    1.8
                PFIZER, INC..........................    1.7
                AOL TIME WARNER, INC.................    1.6
                PHARMACIA CORP.......................    1.6


 A $10,000 INVESTMENT COMPARED TO S&P 500 INDEX AND LEHMAN BROTHERS AGGREGATE
                          BOND INDEX SINCE 12/31/1991



                                     [CHART]

      State Street Research       S&P 500        Lehman Brothers
           Diversified        Composite Index    Aggregate Index
      ---------------------   ---------------    ---------------
12/91        10,000               10,000             10,000
12/92        10,950               10,761             10,740
12/93        12,347               11,843             11,787
12/94        11,967               11,999             11,443
12/95        15,202               16,502             13,558
12/96        17,406               20,289             14,050
12/97        20,989               27,055             15,406
12/98        25,110               34,787             16,745
12/99        27,299               42,106             16,607
12/00        27,580               38,276             18,538
12/01        25,836               33,730             20,103

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                            AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                              LEHMAN
                               STATE STREET RESEARCH         BROTHERS
                               DIVERSIFIED PORTFOLIO S&P 500 AGGREGATE
                               CLASS A      CLASS E   INDEX    INDEX

               1 Year           -6.3%          N/A    -11.9%    8.4%
               3 Years           1.0           N/A     -1.0     6.3
               5 Years           8.2           N/A     10.7     7.4
               10 Years         10.0           N/A     12.9     7.2
               Since Inception  10.4         -4.1(a)   13.6     8.2

--------------------------------------------------------------------------------

 (a) Inception date was May 1, 2001.
 Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                See footnotes to Portfolio Manager Commentary.

                                     MSF-39

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--60.1% OF TOTAL NET ASSETS



                                                      VALUE
 SHARES                                             (NOTE 1A)
          AEROSPACE & DEFENSE--1.3%
  158,700 Lockheed Martin Corp................... $   7,406,529
  347,400 United Technologies Corp...............    22,452,462
                                                  -------------
                                                     29,858,991
                                                  -------------

          BANKS--3.5%
  631,400 Bank One Corp..........................    24,656,170
  240,200 Bank of America Corp...................    15,120,590
  834,530 Citigroup, Inc.........................    42,127,074
                                                  -------------
                                                     81,903,834
                                                  -------------

          BIOTECHNOLOGY--1.2%
  169,500 Forest Laboratories, Inc. (b)..........    13,890,525
  246,200 Genzyme Corp. (b) (c)..................    14,737,532
                                                  -------------
                                                     28,628,057
                                                  -------------

          BROADCASTING--2.5%
  952,000 USA Networks, Inc. (b).................    25,999,120
  744,080 Viacom, Inc. (Class B) (b).............    32,851,132
                                                  -------------
                                                     58,850,252
                                                  -------------

          BUSINESS SERVICES--2.1%
    5,887 Anacomp, Inc...........................           294
1,377,000 Cendant Corp. (b)......................    27,002,970
  723,200 Waste Management, Inc..................    23,077,312
                                                  -------------
                                                     50,080,576
                                                  -------------

          CHEMICALS--0.9%
  197,900 Dow Chemical Co........................     6,685,062
  331,100 E. I. du Pont de Nemours...............    14,075,061
                                                  -------------
                                                     20,760,123
                                                  -------------

          COMMUNICATION SERVICES--2.3%
1,186,400 AOL Time Warner, Inc...................    38,083,440
  402,000 SBC Communications, Inc................    15,746,340
                                                  -------------
                                                     53,829,780
                                                  -------------

          COMPUTERS & BUSINESS EQUIPMENT--5.5%
  548,800 Advanced Micro Devices, Inc. (b).......     8,703,968
  698,500 American Tower Corp. (c)...............     6,614,795
1,071,900 Cisco Systems, Inc. (b)................    19,412,109
  953,300 Flextronics International, Ltd. (b) (c)    22,869,667
  245,000 International Business Machines Corp...    29,635,200
   81,000 Qualcomm, Inc. (b).....................     4,090,500
1,179,900 Sun Microsystems, Inc..................    14,512,770
  860,500 Texas Instruments, Inc.................    24,094,000
                                                  -------------
                                                    129,933,009
                                                  -------------

                                                        VALUE
 SHARES                                               (NOTE 1A)

          CONGLOMERATES--2.8%
1,030,300 General Electric Co...................... $   41,294,424
  434,600 Tyco International, Ltd..................     25,597,940
                                                    --------------
                                                        66,892,364
                                                    --------------

          COSMETICS & TOILETRIES--0.3%
  155,600 Avon Products, Inc.......................      7,235,400
                                                    --------------

          DOMESTIC OIL--2.7%
  203,900 Anadarko Petroleum Corp..................     11,591,715
  545,800 ExxonMobil Corp..........................     21,449,940
  923,900 Ocean Energy, Inc. (b)...................     17,738,880
  284,200 Royal Dutch Petroleum Co. (ADR)..........     13,931,484
                                                    --------------
                                                        64,712,019
                                                    --------------

          DRUGS & HEALTH CARE--6.5%
  102,800 Amgen, Inc. (b)..........................      5,802,032
  331,900 Baxter International, Inc................     17,799,797
  312,500 Biogen, Inc..............................     17,921,875
   67,500 Laboratory Corp. America Holdings (b) (c)      5,457,375
  988,075 Pfizer, Inc..............................     39,374,789
  864,000 Pharmacia Corp...........................     36,849,600
  408,200 Schering-Plough Corp.....................     14,617,642
  246,800 Sepracor, Inc. (b) (c)...................     14,082,408
                                                    --------------
                                                       151,905,518
                                                    --------------

          ELECTRONICS--3.3%
2,102,500 Intel Corp...............................     66,123,625
  173,900 Millipore Corp...........................     10,555,730
                                                    --------------
                                                        76,679,355
                                                    --------------

          FEDERAL AGENCIES--1.1%
  313,500 Federal National Mortgage Association....     24,923,250
                                                    --------------

          FINANCIAL SERVICES--1.1%
  688,050 J.P. Morgan Chase & Co...................     25,010,618
                                                    --------------

          FOOD & BEVERAGES--2.3%
  371,300 Coca Cola Co.............................     17,506,795
  394,100 Kraft Foods, Inc.........................     13,411,223
  489,700 PepsiCo, Inc.............................     23,843,493
                                                    --------------
                                                        54,761,511
                                                    --------------

          HEALTH CARE PRODUCTS--1.7%
  283,500 Johnson & Johnson........................     16,754,850
  291,300 Procter & Gamble Co......................     23,050,569
                                                    --------------
                                                        39,805,419
                                                    --------------

                See accompanying notes to financial statements.

                                     MSF-40

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)



                                                       VALUE
 SHARES                                              (NOTE 1A)

          HOTELS & RESTAURANTS--0.9%
  781,100 McDonald's Corp......................... $   20,675,717
                                                   --------------

          HOUSEHOLD APPLIANCES & HOME
           FURNISHINGS--0.6%
  492,100 Gemstar-TV Guide International, Inc. (c)     13,631,170
                                                   --------------

          INSURANCE--2.6%
1,107,900 ACE, Ltd................................     44,482,185
  104,000 Prudential Financial, Inc...............      3,451,760
  288,400 The St. Paul Cos., Inc..................     12,680,948
                                                   --------------
                                                       60,614,893
                                                   --------------

          INVESTMENT BROKERAGE--1.1%
  474,200 Morgan Stanley Dean Witter & Co.........     26,526,748
                                                   --------------

          MUTUAL FUNDS--0.5%
  280,900 Nasdaq 100 Trust........................     10,929,819
                                                   --------------

          PAPER & FOREST--1.1%
      500 Crown Packaging Holdings, Ltd. (144A)...              5
  669,100 International Paper Co..................     26,998,185
                                                   --------------
                                                       26,998,190
                                                   --------------

          PETROLEUM SERVICES--1.1%
  741,200 Noble Drilling Corp. (b)................     25,230,448
                                                   --------------

          RAILROADS & EQUIPMENT--0.6%
  384,400 CSX Corp................................     13,473,220
                                                   --------------

          RETAIL--3.9%
  528,700 Home Depot, Inc.........................     26,968,987
  813,700 Target Corp.............................     33,402,385
  537,300 Wal-Mart Stores, Inc....................     30,921,615
                                                   --------------
                                                       91,292,987
                                                   --------------

          SOFTWARE--3.4%
  273,300 Intuit, Inc. (b)........................     11,691,774
  113,500 Mercury Interactive Corp. (b) (c).......      3,856,730
  854,300 Microsoft Corp. (b).....................     56,597,375
  506,700 Peregrine Systems, Inc. (b).............      7,514,361
                                                   --------------
                                                       79,660,240
                                                   --------------

          TELEPHONE--2.4%
1,049,800 Qwest Communications International, Inc.     14,833,674
1,101,200 Sprint Corp. (PCS Group) (b) (c)........     26,880,292
1,024,100 Worldcom, Inc...........................     14,419,328
                                                   --------------
                                                       56,133,294
                                                   --------------

                                                     VALUE
  SHARES                                           (NOTE 1A)
           TOBACCO--0.8%
   403,800 Philip Morris Cos., Inc.............. $   18,514,230
                                                 --------------
           Total Common Stocks
            (Identified Cost $1,389,828,546)....  1,409,451,032
                                                 --------------
 BONDS & NOTES--36.4%
   FACE
  AMOUNT
           AEROSPACE & DEFENSE--0.3% $1,750,000 Lockheed Martin Corp.
            8.500%, 12/01/29....................      2,093,560
 5,300,000 United Technologies Corp.
            6.700%, 8/1/28......................      5,296,979
                                                 --------------
                                                      7,390,539
                                                 --------------
           ALUMINUM--0.2%
 4,550,000 Alcoa, Inc. 6.000%, 01/15/12.........      4,458,409
                                                 --------------
           ASSET BACKED--0.3%
 6,450,000 Citibank Credit Card Issuance Trust
            7.450%, 09/15/07....................      6,824,874
                                                 --------------
           AUTO PARTS--0.3% 4,900,000 Dana Corp. (144A)
            9.000%, 08/15/11....................      4,434,500
 3,450,000 Lear Corp. 7.960%, 05/15/05..........      3,487,846
                                                 --------------
                                                      7,922,346
                                                 --------------
           AUTOMOBILES--0.4% 725,000 Autonation, Inc. (144A)
            9.000%, 08/01/08....................        739,500
   850,000 DaimlerChrysler Auto Trust
            5.320%, 9/6/06......................        872,840
 2,375,000 DaimlerChrysler North America Holding
            Corp. 8.500%, 01/18/31..............      2,543,340
 4,225,000 Ford Motor Co. 7.450%, 07/16/31......      3,876,564
                                                 --------------
                                                      8,032,244
                                                 --------------
           BANKS--0.5%
 5,025,000 Suntrust Banks, Inc..................
             6.375%, 04/01/11...................      5,099,320
 6,250,000 Wells Fargo Bank N.A.................
             6.450%, 02/01/11...................      6,386,812
                                                 --------------
                                                     11,486,132
                                                 --------------
           BUSINESS SERVICES--0.1%
 2,950,000 Electronic Data Systems Corp.
            7.450%, 10/15/29....................      3,064,844
                                                 --------------
           CHEMICALS--0.2%
   950,000 Airgas, Inc. 9.125%, 10/01/11........      1,016,500
 3,425,000 Lyondell Chemical Co.
            9.625%, 05/01/07....................      3,442,125

                See accompanying notes to financial statements.

                                     MSF-41

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)



   FACE                                                  VALUE
  AMOUNT                                               (NOTE 1A)

           CHEMICALS--(CONTINUED)
$  850,000 Lyondell Chemical Co.
            9.875%, 05/01/07......................... $    847,875
                                                      ------------
                                                         5,306,500
                                                      ------------

           COLLATERALIZED MORTGAGE OBLIGATIONS--4.6%
 5,825,000 Bear Stearns Commercial Mortgage
            Securities, Inc. 7.080%, 07/15/31........    6,138,094
 3,067,081 Bear Stearns Commercial Mortgage
            Securities, Inc. 6.080%, 02/15/35........    3,108,295
 3,933,211 Chase Commercial Mortgage Securities
            Corp. 6.025%, 11/18/30...................    4,003,271
 4,375,000 Commercial Mortgage Acceptance Corp.
            (144A) 6.230%, 03/15/13..................    3,336,961
 6,475,000 Commercial Mortgage Acceptance Corp.
            (144A) 5.440%, 05/15/13..................    4,500,125
 4,700,000 Connecticut RRB Special Purpose Trust
            5.360%, 03/30/07.........................    4,847,204
 3,000,000 Connecticut RRB Special Purpose Trust
            5.730%, 03/30/09.........................    3,065,700
 5,200,000 DLJ Commercial Mortgage Corp.
            7.362%, 01/01/02 (d).....................    4,173,000
 3,100,000 DLJ Commercial Mortgage Corp.
            7.500%, 9/10/10..........................    3,223,020
 6,300,000 First Union Lehman Brothers (144A)
            7.500%, 11/18/29.........................    5,041,260
 3,250,388 J.P. Morgan Commercial Mortgage Finance
            Corp. 6.180%, 10/15/35...................    3,334,950
 5,155,000 J.P. Morgan Commercial Mortgage Finance
            Corp. 6.507%, 10/15/35...................    5,250,851
 6,544,000 J.P. Morgan Project Commercial Mortgage
            Finance Corp. 7.238%, 09/15/29 (d).......    6,760,770
 4,990,708 Lehman Brothers-UBS Commercial Mortgage
            Trust (144A) 6.155%, 07/14/16............    4,951,780
 1,128,756 Morgan Stanley Capital I, Inc.
            6.190%, 1/15/07..........................    1,182,767
 5,493,042 NationsLink Funding Corp.
            6.001%, 08/20/30 (d).....................    5,613,340
 6,950,000 NationsLink Funding Corp. (Class E)
            7.105%, 11/20/08.........................    6,895,790
 6,325,000 PECO Energy Transition Trust
            7.650%, 3/1/10...........................    6,951,681
 8,800,000 Principal Residential Mortgage Capital
            (144A) 4.550%, 12/20/04 (d)..............    8,732,240
 4,450,000 Reliant Energy Transition Bond Co., L.L.C.
            4.760%, 09/15/09.........................    4,328,916
 4,600,000 Salomon Brothers Commercial Mortgage
            Trust 6.226%, 12/18/35...................    4,687,147

   FACE                                                   VALUE
  AMOUNT                                                (NOTE 1A)

           COLLATERALIZED    MORTGAGE    OBLIGATIONS--(CONTINUED)     $6,882,634
Structured Asset Securities Corp.
            6.790%, 10/12/34.......................... $  7,103,566
                                                       ------------
                                                        107,230,728
                                                       ------------

           COMMUNICATION SERVICES--1.0% 4,875,000 AOL Time Warner, Inc.
            6.125%, 04/15/06..........................    4,987,515
 2,225,000 BAE Systems Holding (144A)
            6.400%, 12/15/11..........................    2,213,875
 5,575,000 CSC Holdings, Inc. 7.625%, 04/01/11........    5,587,321
 4,550,000 Deutsche Telekom International Finance B.V.
            7.750%, 06/15/05..........................    4,869,819
 4,175,000 France Telecom S.A. (144A)
            7.200%, 3/1/06............................    4,384,794
 2,300,000 Univision Communications, Inc.
            7.850%, 7/15/11...........................    2,324,985
                                                       ------------
                                                         24,368,309
                                                       ------------

           COMMUNICATIONS--0.5%
 2,400,000 Charter Communications Holdings
            9.625%, 11/15/09..........................    2,424,000
 4,125,000 Clear Channel Communications
            7.250%, 9/15/03...........................    4,286,948
 4,275,000 Comcast Cable Communications
            6.750%, 1/30/11...........................    4,291,672
                                                       ------------
                                                         11,002,620
                                                       ------------

           DOMESTIC OIL--0.2%
 3,800,000 Pioneer Natural Resources Co.
            9.625%, 4/1/10............................    4,208,500
                                                       ------------

           DRUGS & HEALTH CARE--0.4% 3,700,000 Columbia/HCA Healthcare Corp.
            6.870%, 9/15/03...........................    3,746,250
 3,925,000 Columbia/HCA Healthcare Corp.
            7.690%, 6/15/25...........................    3,728,750
 2,875,000 HealthSouth Corp. 7.000%, 06/15/08.........    2,803,125
                                                       ------------
                                                         10,278,125
                                                       ------------

           ELECTRIC UTILITIES--1.8% 5,250,000 AEP Resources, Inc.
            6.500%, 12/01/03..........................    5,394,900
 3,150,000 Ameren Energy Generating Co. 7.750%,
            11/1/05...................................    3,288,285
 1,250,000 Calpine Corp. 7.750%, 04/15/09.............    1,106,250
 5,050,000 DTE Energy Co. 6.000%, 06/01/04............    5,179,229
 4,025,000 Dominion Resources, Inc.
            7.625%, 7/15/05...........................    4,291,616

                See accompanying notes to financial statements.

                                     MSF-42

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)



   FACE                                                 VALUE
  AMOUNT                                              (NOTE 1A)

            ELECTRIC UTILITIES--(CONTINUED)
$ 2,100,000 Duke Energy Co. 7.125%, 09/03/02....... $    2,155,440
  2,050,000 Duke Energy Co. 7.375%, 03/01/10.......      2,172,447
  4,300,000 Exelon Corp. 6.750%, 05/01/11..........      4,310,922
  4,925,000 General Electric Capital Corp.
             6.875%, 11/15/10......................      5,308,756
  4,025,000 KeySpan Corp. 7.625%, 11/15/10.........      4,370,908
  4,175,000 Progress Energy, Inc.
             7.100%, 03/01/11......................      4,333,400
                                                    --------------
                                                        41,912,153
                                                    --------------

            ELECTRICAL EQUIPMENT--0.2%
  5,650,000 Ametek, Inc. 7.200%, 07/15/08..........      5,452,872
                                                    --------------

            FEDERAL AGENCIES--3.1%
    206,269 Federal National Mortgage Association
             7.250%, 09/01/07......................        214,730
    970,582 Federal National Mortgage Association
             7.000%, 12/01/07......................      1,006,076
    415,868 Federal National Mortgage Association
             8.000%, 06/01/08......................        437,859
    500,619 Federal National Mortgage Association
             8.500%, 02/01/09......................        534,111
    350,000 Federal National Mortgage Association
             7.125%, 06/15/10......................        383,796
  8,500,000 Federal National Mortgage Association
             6.250%, 02/01/11......................      8,634,130
     16,924 Federal National Mortgage Association
             9.000%, 04/01/16......................         18,083
 16,200,000 Federal National Mortgage Association
             7.125%, 01/15/30......................     17,976,978
  1,700,000 Federal National Mortgage Association
             7.250%, 05/15/30......................      1,915,152
 20,750,000 Federal National Mortgage Association
             TBA, 12/01/99.........................     21,152,135
    862,952 Government National Mortgage
             Association 6.000%, 02/15/09..........        874,170
  5,786,111 Government National Mortgage
             Association 7.500%, 12/15/14..........      6,097,115
 13,655,297 Government National Mortgage
             Association 7.000%, 03/15/31..........     13,945,471
                                                    --------------
                                                        73,189,806
                                                    --------------

            FINANCE & BANKING--6.3%
  5,525,000 American Express Credit Account Trust
             5.530%, 10/15/08......................      5,647,879
  2,425,000 Bank America Corp.
             7.400%, 01/15/11......................      2,601,152
  3,775,000 Bombardier Capital, Inc. (144A) 7.300%,
             12/15/02..............................      3,920,640

   FACE                                               VALUE
  AMOUNT                                            (NOTE 1A)

            FINANCE & BANKING--(CONTINUED)
$ 5,100,000 Caterpillar Financial Asset Trust
             4.850%, 04/25/07..................... $  5,209,650
  3,200,000 Citibank Credit Card Issuance Trust
             6.650%, 05/15/08.....................    3,296,992
  5,360,000 Citibank Credit Card Master Trust I
             6.650%, 11/15/06.....................    5,674,900
  1,725,000 Citigroup, Inc. 7.250%, 10/01/10......    1,850,287
  2,325,000 Conoco Funding Co. 5.450%, 10/15/06...    2,329,604
  4,250,000 Countrywide Funding Corp.
             5.250%, 5/22/03......................    4,356,165
  2,550,000 Credit Suisse USA, Inc.
             5.875%, 08/01/06.....................    2,594,064
 11,175,000 Detroit Edison Securitization Funding,
             L.L.C. 5.510%, 03/01/07..............   11,532,376
    175,000 Discover Card Master Trust I
             5.300%, 11/16/06.....................      180,250
  2,470,000 EOP Operating, L.P.
             6.500%, 01/15/04.....................    2,567,861
  2,525,000 EOP Operating, L.P.
             6.500%, 06/15/04.....................    2,620,900
  6,100,000 FleetBoston Financial Corp.
             7.250%, 9/15/05......................    6,565,369
  6,000,000 Florida Windstorm Underwriting (144A)
             7.125%, 02/25/19.....................    5,883,780
 10,600,000 Ford Motor Credit Co.
             6.875%, 02/01/06.....................   10,596,290
  7,750,000 GE Global Insurance Holding Corp.
             7.000%, 02/15/26.....................    8,049,073
  6,025,000 General Motors Acceptance Corp.
             8.000%, 11/1/31......................    6,095,432
  2,375,000 Goldman Sachs Group, Inc.
             7.625%, 8/17/05......................    2,551,819
  2,475,000 Goldman Sachs Group, L.P. (144A)
             6.625%, 12/01/04.....................    2,602,611
  8,975,000 Household Finance Corp.
             6.375%, 10/15/11.....................    8,691,749
 10,090,000 John Hancock Global Funding (144A)
             7.900%, 07/02/10.....................   11,146,019
  3,100,000 NiSource Finance Corp.
             7.500%, 11/15/03.....................    3,235,191
  4,200,000 Qwest Capital Funding, Inc.
             7.750%, 8/15/06......................    4,291,644
  3,900,000 Simon Property Group, L.P.
             7.375%, 1/20/06......................    4,035,837
  4,475,000 Sprint Capital Corp.
             6.000%, 01/15/07.....................    4,449,537
  5,150,000 United States Bank NA Minnesota
             6.375%, 8/01/11......................    5,217,362
  2,525,000 Verizon Global Funding Corp.
             7.250%, 12/01/10.....................    2,700,462


                See accompanying notes to financial statements.

                                     MSF-43

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)



   FACE                                                VALUE
  AMOUNT                                             (NOTE 1A)

            FINANCE & BANKING--(CONTINUED) $ 6,575,000 Wells Fargo & Co.
              7.250%, 08/24/05.................... $    7,071,741
                                                   --------------
                                                      147,566,636
                                                   --------------

            FINANCIAL SERVICES--1.4%
  4,350,000 AIG Sunamerica Global Financing VI
             (144A) 6.300%, 05/10/11..............      4,398,198
  4,300,000 Distribution Financial Services Trust
             5.670%, 01/17/17.....................      4,220,880
  2,500,000 ERAC USA Finance Co. (144A) 6.625%,
             2/15/05..............................      2,526,850
  2,450,000 ERAC USA Finance Co. (144A) 8.250%,
             5/01/05..............................      2,595,726
  2,150,000 J.P. Morgan Chase & Co.
             6.750%, 02/01/11.....................      2,203,879
  1,248,829 Long Beach Asset Holdings Corp. (144A)
             7.870%, 09/26/31.....................      1,233,219
  1,575,000 Long Beach Asset Holdings Corp. (144A)
             0.990%, 12/31/31.....................      1,561,707
  4,825,000 MBNA Credit Card Master Note Trust
             6.550%, 12/15/08.....................      4,918,460
  3,375,000 MBNA Master Credit Card Trust
             6.500%, 4/15/10......................      3,551,914
  4,500,000 Reed Elsevier Capital, Inc.
             6.125%, 8/1/06.......................      4,578,885
                                                   --------------
                                                       31,789,718
                                                   --------------

            FOOD & BEVERAGES--0.7%
  1,775,000 Coca Cola Enterprises, Inc.
             6.950%, 11/15/26.....................      1,827,309
  3,725,000 Conagra, Inc. 7.500%, 09/15/05........      3,959,377
    425,000 Constellation Brands, Inc.
             8.000%, 2/15/08......................        433,500
  1,425,000 Crown Castle International Corp.
             10.750%, 08/01/11 (c)................      1,392,938
  4,250,000 Kellogg Co. 6.000%, 04/01/06..........      4,367,300
  4,650,000 Tyson Foods, Inc. (144A)
             6.625%, 10/1/04......................      4,754,439
                                                   --------------
                                                       16,734,863
                                                   --------------

            FOREIGN GOVERNMENT--1.2%
  5,875,000 Bundes Republic of Deutschland
             5.250%, 01/04/11, (EUR)..............      5,350,437
  7,600,000 Government of Canada
             6.000%, 06/01/11 (c), (CAD)..........      4,997,299
 18,875,000 Government of New Zealand
             8.000%, 11/15/06, (NZD)..............      8,394,576

   FACE                                                  VALUE
  AMOUNT                                               (NOTE 1A)

            FOREIGN GOVERNMENT--(CONTINUED)
$ 9,245,000 Republic of Greece
             8.800%, 06/19/07, (EUR)................ $   9,769,676
                                                     -------------
                                                        28,511,988
                                                     -------------

            HEALTH CARE--PRODUCTS--0.3% 6,675,000 Unilever Capital Corp.
             6.875%, 11/01/05.......................     7,114,082
                                                     -------------

            HOTELS & RESTAURANTS--0.2%
  4,800,000 Park Place Entertainment Corp.
             9.375%, 2/15/07........................     4,992,000
                                                     -------------

            INDUSTRIAL MACHINERY--0.4%
  4,750,000 Dover Corp. 6.650%, 06/01/28............     4,520,622
  4,700,000 Illinois Tool Works, Inc. 5.750%, 3/1/09     4,639,793
                                                     -------------
                                                         9,160,415
                                                     -------------

            INVESTMENT BROKERAGE--0.3%
  7,750,000 Merrill Lynch & Co., Inc.
             5.350%, 6/15/04........................     7,966,147
                                                     -------------

            LEISURE--0.4%
  2,225,000 Aztar Corp. (144A) 9.000%, 08/15/11.....     2,314,000
  6,975,000 Harrah's Operating, Inc.
             7.875%, 12/15/05.......................     7,236,562
                                                     -------------
                                                         9,550,562
                                                     -------------

            MUNICIPAL BOND--0.1%
  2,150,000 New Jersey Economic Development
             Authority 7.425%, 02/15/29.............     2,386,952
                                                     -------------

            NEWSPAPERS--0.2%
  3,400,000 News America Holdings, Inc.
             7.750%, 1/20/24........................     3,339,922
                                                     -------------

            PAPER & FOREST--0.1% 2,800,000 Potlatch Corp. (144A)
             10.000%, 07/15/11......................     2,907,520
                                                     -------------

            POLLUTION CONTROL--0.2%
  3,700,000 Allied Waste North America, Inc.
             8.875%, 4/1/08.........................     3,811,000
    525,000 Allied Waste North America, Inc.
             7.875%, 1/1/09.........................       510,562
  6,100,000 Safety Kleen Corp.
             9.250%, 05/15/09 (e)...................         3,813
                                                     -------------
                                                         4,325,375
                                                     -------------

                See accompanying notes to financial statements.

                                     MSF-44

 METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)


   FACE                                              VALUE
  AMOUNT                                           (NOTE 1A)

            RAILROADS & EQUIPMENT--0.4%
$ 5,050,000 Burlington Northern Santa Fe
             6.700%, 8/1/28..................... $   4,853,302
  4,050,000 Norfolk Southern Corp.
             7.350%, 05/15/07...................     4,351,604
                                                 -------------
                                                     9,204,906
                                                 -------------

            REAL ESTATE INVESTMENT TRUST--0.1%
  1,025,000 Senior Housing Properties Trust
             8.625%, 1/15/12....................     1,035,250
                                                 -------------

            RETAIL--0.5%
  4,225,000 Safeway, Inc. 6.150%, 03/01/06......     4,373,804
  2,575,000 The Kroger Co. 8.000%, 09/15/29.....     2,838,423
  4,025,000 Wal-Mart Stores, Inc.
             7.550%, 02/15/30...................     4,647,023
                                                 -------------
                                                    11,859,250
                                                 -------------

            STEEL--0.1%
  2,275,000 Alaska Steel Corp. 7.875%, 02/15/09.     2,240,875
                                                 -------------

            TELEPHONE--1.5%
  2,250,000 AT&T Corp. 6.000%, 03/15/09.........     2,139,907
  2,475,000 AT&T Corp. 6.500%, 03/15/29.........     2,161,987
  4,625,000 AT&T Wireless Services, Inc.
             8.750%, 3/01/31....................     5,259,504
  2,400,000 British Telecommunications, Plc.
             8.375%, 12/15/10 (d)...............     2,651,664
  2,250,000 British Telecommunications, Plc.
             8.875%, 12/15/30 (d)...............     2,581,965
  2,200,000 Cingular Wireless, L.L.C. (144A)
             5.625%, 12/15/06...................     2,206,644
  5,025,000 Telus Corp. 8.000%, 06/01/11........     5,298,963
  4,000,000 Vodafone Airtouch, Plc.
             7.750%, 02/15/10...................     4,379,320
  2,600,000 Worldcom, Inc. 7.875%, 05/15/03.....     2,733,224
  2,450,000 Worldcom, Inc. 6.500%, 05/15/04.....     2,519,310
  2,550,000 Worldcom, Inc. 7.500%, 05/15/11.....     2,611,404
                                                 -------------
                                                    34,543,892
                                                 -------------

            TRANSPORTATION--0.2%
  5,050,000 Union Pacific Corp. 5.840%, 05/25/04     5,212,610
                                                 -------------

            U.S. TREASURY--4.4%
  7,000,000 United States Treasury Bonds
             11.250%, 02/15/15 (c)..............    10,739,540
 15,175,000 United States Treasury Bonds
             10.625%, 08/15/15 (c)..............    22,511,202
 22,500,000 United States Treasury Bonds
             8.125%, 08/15/21 (c)...............    28,736,775
   FACE                                         VALUE
  AMOUNT                                      (NOTE 1A)

            U.S. TREASURY--(CONTINUED)
$18,650,000 United States Treasury Bonds
             6.750%, 08/15/26 (c)..........  $  21,024,891
  1,625,000 United States Treasury Bonds
             6.125%, 08/15/29 (c)..........      1,719,965
  1,600,000 United States Treasury Bonds
             6.250%, 05/15/30 (c)..........      1,731,504
  2,400,000 United States Treasury Notes
             5.875%, 11/15/04 (c)..........      2,540,256
  8,625,000 United States Treasury Notes
             7.000%, 7/15/06...............      9,535,972
  4,775,000 United States Treasury Notes
             5.000%, 2/15/11...............      4,757,094
                                            --------------
                                               103,297,199
                                            --------------

            UTILITIES--0.3%
  2,400,000 Energy East Corp.
             7.750%, 11/15/03 (d)..........      2,517,480
  3,925,000 PECO Energy Co.
             6.130%, 03/01/09..............      4,024,342
                                            --------------
                                                 6,541,822
                                            --------------

            YANKEE--3.0%
  5,755,000 British Sky Broadcasting Group
             6.875%, 02/23/09..............      5,522,038
  6,700,000 DR Investments (144A)
             7.100%, 05/15/02..............      6,804,118
  5,695,271 Federal Republic of Brazil
             8.000%, 04/15/14 (c)..........      4,317,585
  2,125,000 Flextronics International, Ltd.
             9.875%, 07/01/10 (c)..........      2,231,250
  5,618,250 National Republic of Bulgaria
             4.563%, 01/28/02 (d)..........      4,944,060
  3,000,000 Norsk Hydro ASA
             7.150%, 11/15/25..............      3,000,870
  2,125,000 Province of Quebec
             5.500%, 04/11/06..............      2,164,440
    850,000 Province of Quebec
             6.125%, 01/22/11..............        855,474
  4,200,000 Province of Quebec
             7.500%, 09/15/29..............      4,695,348
  3,803,692 Republic of Panama
             4.750%, 07/17/02 (d)..........      3,370,303
  3,150,000 Republic of Peru
             4.500%, 03/07/17 (d)..........      2,447,871
  4,697,600 Republic of Philippines
             2.9375%, 12/01/09 (d).........      4,122,144
  4,331,250 Republic of Poland
             6.000%, 10/27/14 (d)..........      4,305,262

                See accompanying notes to financial statements.

                                     MSF-45

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 BONDS & NOTES--(CONTINUED)
                                             SHORT TERM INVESTMENTS--(CONTINUED)


   FACE                                         VALUE
  AMOUNT                                      (NOTE 1A)

            YANKEE--(CONTINUED)
$ 4,275,000 Russian Federation
             8.250%, 03/31/10............... $  3,743,404
  4,150,000 Tyco International Group S.A....
              6.375%, 02/15/06..............    4,230,883
  4,375,000 Tyco International Group S.A....
              6.375%, 10/15/11..............    4,279,625
  1,950,000 United Mexican States
             9.750%, 04/06/05...............    2,188,875
  5,400,000 United Mexican States
             9.875%, 02/01/10...............    6,021,000
  1,050,000 United Mexican States
             11.500%, 05/15/26..............    1,336,125
                                             ------------
                                               70,580,676
                                             ------------
            Total Bonds & Notes
             (Identified Cost $842,953,621 )  852,991,661
                                             ------------
 SHORT TERM INVESTMENTS--4.0%

            COMMERCIAL PAPER--3.9%
  7,570,000 American Express Credit Corp.
             1.840%, 01/03/02...............    7,569,226
 13,515,000 General Electric Capital Corp.
             1.920%, 01/02/02...............   13,514,279
 14,714,000 General Electric Capital Corp.
             1.900%, 01/04/02...............   14,711,670
  2,096,000 General Electric Capital Corp.
             1.750%, 01/07/02...............    2,095,389
 14,274,000 Household Finance Corp.
             2.000%, 01/03/02...............   14,272,414
 19,574,000 J.P. Morgan Chase & Co.
             1.850%, 01/14/02...............   19,560,924
  8,035,000 Morgan Stanley Dean Witter & Co.
             2.020%, 1/15/02................    8,028,688
  8,053,000 Verizon Network Fund
             1.770%, 01/11/02...............    8,049,041
  5,000,000 Wells Fargo & Co.
             2.060%, 01/15/02...............    4,995,994
                                             ------------
                                               92,797,625
                                             ------------

   FACE                                               VALUE
  AMOUNT                                            (NOTE 1A)

            REPURCHASE AGREEMENT--0.1%
$ 1,857,000 State Street Repurchase Agreement
             dated 12/31/01 at 0.650%
             to be repurchased at $1,857,067
             on 01/02/02, collateralized
             by $1,915,000 U.S. Treasury Bill
             1.710% due 05/16/02
             with a value of $1,896,808..........      1,857,000
                                                  --------------
            Total Short Term Investments
             (Identified Cost $94,654,625).......     94,654,625
                                                  --------------
            Total Investments--100.5%
             (Identified Cost $2,327,436,792) (a)  2,357,097,318
            Other assets less liabilities........    (12,011,693)
                                                  --------------
            TOTAL NET ASSETS--100%............... $2,345,085,625
                                                  ==============


                See accompanying notes to financial statements.

                                     MSF-46

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

 FORWARD CONTRACTS OUTSTANDING AT DECEMBER 31, 2001


                                                   LOCAL                                 UNREALIZED
                                        DELIVERY  CURRENCY   AGGREGATE                  APPECIATION/
FORWARD CURRENCY CONTRACT                 DATE     AMOUNT    FACE VALUE    TOTAL VALUE  DEPRECIATION
Canadian Dollar (sold).................  1/9/2002 7,900,000 $4,952,729.64 $4,961,044.81   $ (8,315)
Euro Currency (sold)...................  1/9/2002 7,219,000     6,461,583     6,423,544     38,038
Euro Currency (sold)................... 1/22/2002 4,611,000     4,045,691     4,100,660    (54,969)
Euro Currency (sold)................... 1/22/2002 1,570,000     1,380,470     1,396,234    (15,765)
New Zealand Dollar (sold).............. 1/22/2002 4,395,000     1,817,508     1,826,220     (8,711)
New Zealand Dollar (sold).............. 1/22/2002   927,000       383,593       385,189     (1,596)
New Zealand Dollar (sold).............. 1/22/2002 6,334,000     2,619,109     2,631,917    (12,808)
New Zealand Dollar (sold).............. 1/22/2002 2,055,000       845,992       853,898     (7,906)
New Zealand Dollar (sold).............. 1/22/2002 5,810,000     2,387,910     2,414,183    (26,273)
                                                                                          --------
Net Unrealized Depreciation on Forward
 Currency Contracts....................                                                   $(98,305)
                                                                                          ========

 FUTURES CONTRACTS OUTSTANDING AT DECEMBER 31, 2001


                                                                                            UNREALIZED
                                        EXPIRATION NUMBER OF   CONTRACT    VALUATION AS OF APPRECIATION/
FUTURES CONTRACT LONG                      DATE    CONTRACTS    AMOUNT       12/31/2001    DEPRECIATION
US Treasury Bonds Futures.............. 3/31/2002     143    $ 14,676,376   $ 14,518,969     $(157,407)
US Treasury Notes 5 Year Futures....... 3/31/2002     319      33,695,240     33,759,172        63,932
US Treasury Notes 2 Year Futures....... 3/31/2002     300      62,471,163     62,695,312       224,149
FUTURES CONTRACT SHORT
US Treasury Bond 10 Year Futures....... 3/31/2002    (626)    (66,452,492)   (65,818,031)      634,461
                                                                                             ---------
Net Unrealized Appreciation on Future
 Contracts.............................                                                      $ 765,135
                                                                                             =========

(a)Federal Tax Information:
   At December 31, 2001 the net unrealized appreciation on investments based on cost of $2,345,360,800 for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation for all investments in which there is an excess  of  value  over  tax  cost  $  120,839,007
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value        (109,102,489)
                                                                                                                      -------------
Net unrealized appreciation............................ ...........................................................   $ 11,736,518
                                                                                                                      =============

(b)Non-Income producing security.
(c)A portion or all of the security was on loan. As of December 31, 2001, the market value of securities loaned was $100,474,069 with collateral backings valued at $104,202,119.
(d)Variable  or floating  rate  security.  Rate  disclosed is as of  12/31/2001.
(e)Issuer filed petition under Chapter 11 of the Federal Bankruptcy Code.

Key to Abbreviations:
144A--Securities exempt from registration under Rule 144A of the securities act of 1933. These securities may be resold in institutional buyers. At the period end, the value of these securities amounted to $98,585,411 or 4.20% of net assets.
ADR --An American Depositary Receipt (ADR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The value of ADRs is significantly influenced by trading on exchanges not located in the United States or Canada.
CAD --Canadian Dollar
EUR --Euro Currency
NZD --NewZealand Dollar

                See accompanying notes to financial statements.

                                     MSF-47

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

 STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2001

       ASSETS
         Investments at value...............              $2,357,097,318
         Cash...............................                     306,287
         Receivable for:
          Securities sold...................                   6,375,584
          Fund shares sold..................                     238,174
          Futures variation margin..........                      43,203
          Dividends and interest............                  15,724,153
          Foreign taxes.....................                      28,136
          Collateral for securities loaned..                 104,202,119
         Prepaid expense....................                     121,563
                                                          --------------
           Total Assets.....................               2,484,136,537
       LIABILITIES
         Payable for:
          Fund shares redeemed.............. $    258,802
          Securities purchased..............   33,568,304
          Open forward currency
           contracts--net...................       98,305
          Return of collateral for
           securities loaned................  104,202,119
         Accrued expenses:
          Management fees...................      858,006
          Other expenses....................       65,376
                                             ------------
           Total Liabilities................                 139,050,912
                                                          --------------
       NET ASSETS...........................              $2,345,085,625
                                                          ==============
         Net assets consist of:
          Capital paid in...................              $2,393,311,595
          Undistributed net investment
           income...........................                  45,549,850
          Accumulated net realized gains
           (losses).........................                (124,100,004)
          Unrealized appreciation
           (depreciation) on investments....                  30,324,184
                                                          --------------
       NET ASSETS...........................              $2,345,085,625
                                                          ==============
       Computation of offering price:
       CLASS A
         Net asset value and redemption
          price per share
          ($2,345,063,875 divided by
          151,156,136 shares of
          beneficial interest)..............              $        15.51
                                                          ==============
       CLASS E
         Net asset value and redemption
          price per share ($21,750
          divided by 1,402 shares of
          beneficial interest)..............              $        15.51
                                                          ==============
       Identified cost of investments.......              $2,327,436,792
                                                          ==============

 STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

     INVESTMENT INCOME
       Dividends..........................                $  13,182,120 (a)
       Interest...........................                   66,484,706 (b)
                                                          -------------
                                                             79,666,826
     EXPENSES
       Management fees.................... $  10,709,985
       Directors fees and expenses........        11,746
       Custodian..........................       381,914
       Audit and tax services.............        29,593
       Legal..............................         8,871
       Printing...........................       929,939
       Insurance..........................        16,126
       Miscellaneous......................           535
                                           -------------
       Total expenses before reductions...    12,088,709
       Expense reductions.................      (345,462)    11,743,247
                                           -------------  -------------
     NET INVESTMENT INCOME................                   67,923,579
                                                          -------------
     REALIZED AND UNREALIZED GAIN
      (LOSS) Realized gain (loss) on:
       Investments--net...................  (117,607,023)
       Futures contracts--net.............     1,763,608
       Foreign currency transactions--net.      (889,899)  (116,733,314)
                                           -------------  -------------
     Unrealized appreciation
      (depreciation) on:
       Investments--net...................  (131,789,217)
       Futures contracts--net.............       765,135
       Foreign currency transactions--net.     1,176,314   (129,847,768)
                                           -------------  -------------
     Net gain (loss)......................                 (246,581,082)
                                                          -------------
     NET INCREASE (DECREASE) IN NET
      ASSETS FROM OPERATIONS..............                $(178,657,503)
                                                          =============
(a)Net of foreign taxes of $9,854
(b)Income on securities loaned $346,845

                See accompanying notes to financial statements.

                                     MSF-48

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS


                                             YEAR ENDED      YEAR ENDED
                                              DECEMBER 31,    DECEMBER 31,
                                                  2001            2000
                                             --------------  --------------
        FROM OPERATIONS
     Net investment income.................. $   67,923,579  $   93,235,491
     Net realized gain (loss)...............   (116,733,314)    133,804,958
     Unrealized appreciation (depreciation).   (129,847,768)   (197,171,011)
                                             --------------  --------------
     INCREASE (DECREASE) IN NET ASSETS FROM
       OPERATIONS...........................   (178,657,503)     29,869,438
                                             --------------  --------------
    FROM DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income
       Class A..............................   (112,496,059)              0
     Net realized gain
       Class A..............................   (139,750,259)    (12,782,481)
                                             --------------  --------------
     TOTAL DISTRIBUTIONS....................   (252,246,318)    (12,782,481)
                                             --------------  --------------
     INCREASE (DECREASE) IN NET ASSETS FROM
       CAPITAL SHARE TRANSACTIONS...........     19,067,611    (134,576,767)
                                             --------------  --------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS   (411,836,210)   (117,489,810)
    NET ASSETS
     Beginning of the year..................  2,756,921,835   2,874,411,645
                                             --------------  --------------
     End of the year........................ $2,345,085,625  $2,756,921,835
                                             ==============  ==============
    UNDISTRIBUTED NET INVESTMENT INCOME
     End of the year........................ $   45,549,850  $   91,694,821
                                             ==============  ==============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                YEAR ENDED                  YEAR ENDED
                                             DECEMBER 31, 2001          DECEMBER 31, 2000
                                        --------------------------  -------------------------
                                          SHARES           $          SHARES          $
                                        -----------  -------------  ----------  -------------
CLASS A
 Sales.................................   2,518,950  $  40,353,234   1,674,535  $  31,484,952
 Reinvestments.........................  15,944,773    252,246,318     656,185     12,782,481
 Redemptions........................... (17,288,874)  (273,553,741) (9,641,089)  (178,844,200)
                                        -----------  -------------  ----------  -------------
 Net increase (decrease)...............   1,174,849  $  19,045,811  (7,310,369) $(134,576,767)
                                        ===========  =============  ==========  =============
CLASS E
 Sales.................................       1,408  $      21,895           0  $           0
 Reinvestments.........................           0              0           0              0
 Redemptions...........................          (6)           (95)          0              0
                                        -----------  -------------  ----------  -------------
 Net increase (decrease)...............       1,402  $      21,800           0  $           0
                                        ===========  =============  ==========  =============
 Increase (decrease) derived from
   capital share transactions..........   1,176,251  $  19,067,611  (7,310,369) $(134,576,767)
                                        ===========  =============  ==========  =============

                See accompanying notes to financial statements.

                                     MSF-49

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

 FINANCIAL HIGHLIGHTS


                                                                  CLASS A                             CLASS E
                                        ----------------------------------------------------------  ------------
                                                                                                       MAY 1,
                                                                                                      2001 (A)
                                                          YEAR ENDED DECEMBER 31,                     THROUGH
                                        ----------------------------------------------------------  DECEMBER 31,
                                           2001        2000        1999        1998        1997         2001
                                        ----------  ----------  ----------  ----------  ----------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD... $    18.38  $    18.27  $    18.39  $    16.98  $    16.67     $16.18
                                        ----------  ----------  ----------  ----------  ----------     ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.................       0.49        0.62        0.59        0.60        0.60       0.01
 Net realized and unrealized gain
   (loss) on investments...............      (1.62)      (0.43)       0.96        2.70        2.71      (0.68)
                                        ----------  ----------  ----------  ----------  ----------     ------
 Total from investment operations......      (1.13)       0.19        1.55        3.30        3.31      (0.67)
                                        ----------  ----------  ----------  ----------  ----------     ------
LESS DISTRIBUTIONS
 Distributions from net investment
   income..............................      (0.78)       0.00       (0.60)      (0.57)      (0.60)      0.00
 Distributions from net realized
   capital gains.......................      (0.96)      (0.08)      (1.07)      (1.32)      (2.40)      0.00
                                        ----------  ----------  ----------  ----------  ----------     ------
 Total distributions...................      (1.74)      (0.08)      (1.67)      (1.89)      (3.00)      0.00
                                        ----------  ----------  ----------  ----------  ----------     ------
NET ASSET VALUE, END OF PERIOD......... $    15.51  $    18.38  $    18.27  $    18.39  $    16.98     $15.51
                                        ==========  ==========  ==========  ==========  ==========     ======
TOTAL RETURN (%).......................       (6.3)        1.0         8.7        19.6        20.6       (4.1)(b)
Ratio of operating expenses to average
 net assets before expense reductions
 (%)...................................       0.49        0.46        0.45        0.48        0.40       0.64 (c)
Ratio of operating expenses to average
 net assets after expense reductions
 (%) (d)...............................       0.47        0.46          --          --          --       0.62 (c)
Ratio of net investment income to
 average net assets (%)................       2.73        3.26        3.08        3.39        3.50       2.58 (c)
Portfolio turnover rate (%)............        131         131         124         106         115        131
Net assets, end of period (000)........ $2,345,064  $2,756,922  $2,874,412  $2,656,987  $1,982,232     $   22

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                     MSF-50

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS


 INVESTMENT OBJECTIVE
 TO SEEK LONG-TERM CAPITAL APPRECIATION.

 INCEPTION DATE  11/9/98

 ASSET CLASS
 LARGE CAP STOCK

 NET ASSETS
 $213.9 MILLION

 PORTFOLIO  MANAGERS
 WILLIAM C. NYGREN
 CFA
 KEVIN G. GRANT,
 CFA


PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2001, the Class A shares of Harris Oakmark Large Cap Value Portfolio returned +18.4%. Its benchmark, the Russell 1000 Value Index/4/, returned -5.6% for the same period. The average return of the portfolio's peer group, the Lipper Variable Insurance Products Multi-Cap Value Funds universe/15/, was -0.2% for the same period. The portfolio's performance can be attributed to gains in several stocks, including J.C. Penney, Xerox, H&R Block, and Cendant Corp., which were up over 100% for the year. In addition, our philosophy of buying quality companies inexpensively helped us to avoid areas of the market that were significantly overvalued.

PORTFOLIO ACTIVITY
Currently, the portfolio holds 56 stocks across a variety of industries. As examples of our stock picking process, the following two new stocks were added to the portfolio during the fourth quarter.

Illinois Tool Works manufactures a broad array of industrial components. We believe that ITW's ability to consistently earn a 20% operating margin in mundane businesses is a strong testament to their unusually talented and profit focused management. ITW stock has fallen from a high of $82 in 1999 to a low of $53 last quarter as the recession caused a small drop in earnings. We believe that a modest economic recovery combined with cost savings generated from their acquisition of Premark will lead to strong earnings growth for the next few years. ITW stock, which has normally traded at an above average multiple, now sells at a below average multiple of seventeen times expected 2003 earnings.

General Mills is the third largest packaged foods company in the United States. Most of their brands hold number one market shares and are household names like Cheerios, Wheaties, and Betty Crocker. Despite good earnings growth, General Mills stock spent most of last year priced in the mid $40s, the same price it sold for in 1999. With the acquisition of Pillsbury now complete, major cost cutting opportunities lie ahead. General Mills has an above average dividend of 2%, above average expected double-digit annual earnings growth, yet is priced at just sixteen times our estimate of calendar 2002 earnings.

The two positions sold during the past quarter include Equifax, Inc. and Maytag Corporation. These positions were eliminated because more undervalued alternatives were identified.

PORTFOLIO OUTLOOK/A/
Lower interest rates and fiscal stimulus will eventually translate into a more buoyant economy and better corporate earnings. We think a recovery will begin some time in 2002, but the rebound is unlikely to occur as abruptly as the recession. One reason is there is a global slowdown underway that will probably affect overseas sales for many U.S. companies. Additionally, the market is likely to remain volatile. That volatility breeds opportunity for value investors like us, as price declines place attractive companies within our valuation parameters.

                              PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2001


                                                  % OF TOTAL
                    SECURITY                      NET ASSETS
                    ----------------------------------------

                    WASHINGTON MUTUAL, INC.......    3.7%
                    AT&T CORP....................    2.9
                    H&R BLOCK, INC...............    2.6
                    TXU CORP.....................    2.4
                    THE KROGER CO................    2.3
                    US BANCORP...................    2.3
                    ELECTRONIC DATA SYSTEMS CORP.    2.3
                    FIRST DATA CORP..............    2.2
                    H.J. HEINZ CO................    2.2
                    J.C. PENNEY CO., INC.........    2.2

                       A $10,000 INVESTMENT COMPARED TO
                  THE RUSSELL 1000 VALUE INDEX SINCE 11/9/98



                                     [CHART]

       Harris Oakmark  Russell 1000
      Large Cap Value     Value
      ---------------  ------------
11/98      10,000         10,000
12/98       9,730         10,822
12/99       9,059         11,617
12/00      10,185         12,432
12/01      12,057         11,737

--------------------------------------------------------------------------------
              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                     HARRIS OAKMARK
                                LARGE CAP VALUE PORTFOLIO
                                                          RUSSELL 1000
                                 CLASS A         CLASS E  VALUE INDEX
                1 Year           18.4%             N/A        -5.6%
                3 Years           7.4              N/A         2.7
                Since Inception   6.1              5.0(a)      5.2

--------------------------------------------------------------------------------

 (a) Inception date was May 1, 2001.
 Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                See footnotes to Portfolio Manager Commentary.

                                     MSF-51

METROPOLITAN SERIES FUND, INC.
HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--94.9% OF TOTAL NET ASSETS



                                                           VALUE
           SHARES                                        (NOTE 1A)
                              AEROSPACE & DEFENSE--3.6%
            52,000 Goodrich Corp....................... $  1,384,240
            95,000 Honeywell International, Inc........    3,212,900
           157,000 Rockwell Collins, Inc. (c)..........    3,061,500
                                                        ------------
                                                           7,658,640
                                                        ------------

                   AUTOMOBILES--1.4%
           195,000 Ford Motor Co.......................    3,065,400
                                                        ------------

                   BANKS--2.3%
           237,000 US Bancorp..........................    4,960,410
                                                        ------------

                   BUILDING & CONSTRUCTION--1.9%
           165,300 Masco Corp..........................    4,049,850
                                                        ------------

                   BUSINESS SERVICES--10.1%
           135,000 Cendant Corp. (b) (c)...............    2,647,350
            71,000 Electronic Data Systems  Corp.......    4,867,050
            61,000 First Data Corp.....................    4,785,450
           124,400 H&R Block, Inc. (c).................    5,560,680
           114,000 Waste Management, Inc...............    3,637,740
                                                        ------------
                                                          21,498,270
                                                        ------------

                   COMMUNICATION SERVICES--7.6%
           146,000 Citizens Communications Co..........    1,556,360
           242,700 General Motors Corp.................    3,749,715
           125,000 Interpublic Group of Cos............    3,692,500
           286,000 Liberty Media Corp..................    4,004,000
           166,000 Sprint Corp. (FON Group)............    3,333,280
                                                        ------------
                                                          16,335,855
                                                        ------------

                   COMMUNICATIONS--1.1%
           153,000 Motorola, Inc.......................    2,298,060
                                                        ------------

                   COMPUTERS & BUSINESS EQUIPMENT--2.4%
            25,000 Teradyne, Inc. (c)..................      753,500
           414,000 Xerox Corp. (c).....................    4,313,880
                                                        ------------
                                                           5,067,380
                                                        ------------

                   DOMESTIC OIL--5.6%
            91,000 Burlington Resources, Inc...........    3,416,140
           152,600 Conoco, Inc.........................    4,318,580
            72,000 Phillips Petroleum Co...............    4,338,720
                                                        ------------
                                                          12,073,440
                                                        ------------

                   DRUGS & HEALTH CARE--5.4%
            24,000 Apogent Technologies, Inc...........      619,200
            63,000 Chiron Corp.........................    2,761,920
            77,000 Guidant Corp. (b)...................    3,834,600
            75,000 Merck & Co., Inc....................    4,410,000
                                                        ------------
                                                          11,625,720
                                                        ------------

                                                               VALUE
         SHARES                                             (NOTE 1A)
                          ELECTRIC UTILITIES--2.4%
         110,000 TXU Corp. (c)............................ $  5,186,500
                                                           ------------

                 FEDERAL AGENCIES--2.1%
          55,000 Federal National Mortgage Association....    4,372,500
                                                           ------------

                 FINANCIAL SERVICES--4.1%
          22,000 American Express Co......................      785,180
         242,300 Washington Mutual, Inc...................    7,923,210
                                                           ------------
                                                             8,708,390
                                                           ------------

                 FOOD & BEVERAGES--5.3%
          55,000 General Mills, Inc.......................    2,860,550
         114,000 H.J. Heinz Co............................    4,687,680
         110,000 Kraft Foods, Inc.........................    3,743,300
                                                           ------------
                                                             11,291,530
                                                           ------------

                 HEALTH CARE--PRODUCTS--1.5%
          80,000 Clorox Co................................    3,164,000
                                                           ------------

                 HOTELS & RESTAURANTS--5.1%
         110,000 McDonald's Corp..........................    2,911,700
         176,000 Park Place Entertainment Corp. (b).......    1,613,920
          98,000 Starwood Hotels & Resorts Worldwide, Inc.
                  (Class B)...............................    2,925,300
          72,000 Tricon Global Restaurants, Inc. (b)......    3,542,400
                                                           ------------
                                                             10,993,320
                                                           ------------

                 HOUSEHOLD APPLIANCES & HOME
                  FURNISHINGS--3.7%
         103,200 Black & Decker Corp......................    3,893,736
         103,300 Fortune Brands, Inc......................    4,089,647
                                                           ------------
                                                              7,983,383
                                                           ------------

                 HOUSEHOLD PRODUCTS--2.0%
         152,300 Newell Rubbermaid, Inc...................    4,198,911
                                                           ------------

                 INDUSTRIAL MACHINERY--1.6%
          50,000 Illinois Tool Works, Inc.................    3,386,000
                                                           ------------

                 INSURANCE--1.9%
          66,000 MGIC Investment Corp.....................    4,073,520
                                                           ------------

                 LEISURE--4.2%
         150,000 Brunswick Corp...........................    3,264,000
          83,500 Carnival Corp............................    2,344,680
         200,500 Mattel, Inc..............................    3,448,600
                                                           ------------
                                                              9,057,280
                                                           ------------

                See accompanying notes to financial statements.

                                     MSF-52

 METROPOLITAN SERIES FUND, INC.
HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)
                                             SHORT TERM INVESTMENTS--4.7%



                                                         VALUE
              SHARES                                   (NOTE 1A)

                      PUBLISHING--3.2%
               39,000 Gannett, Inc................... $  2,621,970
               65,100 Knight Ridder, Inc.............    4,226,943
                                                      ------------
                                                         6,848,913
                                                      ------------

                      RETAIL--11.7%
              118,000 CVS Corp.......................    3,492,800
              174,000 J.C. Penney Co., Inc. (c)......    4,680,600
               80,000 Safeway, Inc. (b)..............    3,340,000
              320,000 The Gap, Inc...................    4,460,800
              240,500 The Kroger Co. (b).............    5,019,235
              191,000 Toys "R" Us, Inc. (b)..........    3,961,340
                                                      ------------
                                                        24,954,775
                                                      ------------

                      SOFTWARE--1.8%
              132,500 Sungard Data Systems, Inc. (b).    3,833,225
                                                      ------------

                      TELEPHONE--2.9%
              344,000 AT&T Corp......................    6,240,160
                                                      ------------
                      Total Common Stocks
                       (Identified Cost $189,393,504)  202,925,432
                                                      ------------

           FACE                                                VALUE
          AMOUNT                                             (NOTE 1A)

                    REPURCHASE AGREEMENT--4.7%
        $10,157,000 State Street Corp. Repurchase Agreement
                     dated 12/31/01 at 1.570% to be
                     repurchased at $10,157,886 on
                     01/02/02, collateralized by
                     $10,460,000 U.S. Treasury Bills
                     1.710% due 05/16/02 with value of
                     $10,360,630........................... $ 10,157,000
                                                            ------------
                    Total Short Term Investments
                     (Identified Cost $10,157,000).........   10,157,000
                                                            ------------
                    Total Investments--99.6%
                     (Identified Cost $199,550,504) (a)....  213,082,432
                    Other assets less liabilities..........      860,486
                                                            ------------
                    TOTAL NET ASSETS--100%................. $213,942,918
                                                            ============
 (a)Federal Tax Information:
   At December 31, 2001 the net unrealized appreciation on investments based on cost of $200,069,418 for federal income tax purposes was as follows:


        Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost........................................ $21,174,764
        Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax cost
         over value...........................................  (8,161,750)

                                                               -----------
        Net unrealized appreciation........................... $13,013,014

                                                               ===========


(b)Non-Income producing security.
(c)A portion or all of the security was on loan. As of December 31, 2001, the market value of securities loaned was $9,659,078 with collateral backing valued at $10,033,922.

                See accompanying notes to financial statements.

                                     MSF-53

METROPOLITAN SERIES FUND, INC.
HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

 STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2001

        ASSETS
          Investments at value..................            $213,082,432
          Cash..................................                     418
          Receivable for:
           Fund shares sold.....................                 716,996
           Dividends and interest...............                 302,077
           Collateral for securities loaned.....              10,033,922
          Prepaid expense.......................                     869
                                                            ------------
            Total Assets........................             224,136,714
        LIABILITIES
          Payable for:
           Return of collateral for securities
            loaned.............................. 10,033,922
          Accrued expenses:
           Management fees......................    130,707
           Other expenses.......................     29,167
                                                 ----------
            Total Liabilities...................              10,193,796
                                                            ------------
        NET ASSETS..............................            $213,942,918
                                                            ============
          Net assets consist of:
           Capital paid in......................            $196,925,539
           Undistributed net investment income..               1,147,251
           Accumulated net realized gains
            (losses)............................               2,338,200
           Unrealized appreciation
            (depreciation) on investments.......              13,531,928
                                                            ------------
        NET ASSETS..............................            $213,942,918
                                                            ============
        Computation of offering price:
        CLASS A
        Net asset value and redemption price per
         share ($213,758,221 divided by
         18,489,106 shares of beneficial
         interest)..............................            $      11.56
                                                            ============
        CLASS E
        Net asset value and redemption price per
         share ($184,697 divided by 15,991
         shares of beneficial interest).........            $      11.55
                                                            ============
        Identified cost of investments..........            $199,550,504
                                                            ============

 STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001


     INVESTMENT INCOME
       Dividends...............................             $ 2,133,120
       Interest................................                 467,960(a)
                                                            -----------
                                                              2,601,080
     EXPENSES
       Management fees......................... $1,076,242
       Directors' fees and expenses............     11,746
       Custodian...............................     73,612
       Audit and tax services..................     14,989
       Legal...................................        529
       Printing................................     55,429
       Insurance...............................      3,128
       Miscellaneous...........................        461
                                                ----------
       Total expenses before reductions........  1,236,136
       Expense reductions......................    (38,136)   1,198,000
                                                ----------  -----------
     NET INVESTMENT INCOME.....................               1,403,080
                                                            -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................               6,027,126
     Unrealized appreciation (depreciation) on:
       Investments--net........................              10,058,187
                                                            -----------
     Net gain (loss)...........................              16,085,313
                                                            -----------
     NET INCREASE (DECREASE) IN NET
      ASSETS FROM OPERATIONS...................             $17,488,393
                                                            ===========

(a)Income on securities loaned $15,793

                See accompanying notes to financial statements.

                                     MSF-54

METROPOLITAN SERIES FUND, INC.
HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED    YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,
                                                                         2001          2000
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  1,403,080  $   736,778
  Net realized gain (loss)..........................................    6,027,126   (3,673,250)
  Unrealized appreciation (depreciation)............................   10,058,187    9,121,706
                                                                     ------------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   17,488,393    6,185,234
                                                                     ------------  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
   Class A..........................................................     (301,387)    (762,922)
  Net realized gain
   Class A..........................................................            0     (497,606)
                                                                     ------------  -----------
  TOTAL DISTRIBUTIONS...............................................     (301,387)  (1,260,528)
                                                                     ------------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  143,180,975   10,272,702
                                                                     ------------  -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  160,367,981   15,197,408

NET ASSETS
  Beginning of the year.............................................   53,574,937   38,377,529
                                                                     ------------  -----------
  End of the year................................................... $213,942,918  $53,574,937
                                                                     ============  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
  End of the year................................................... $  1,147,251  $    45,558
                                                                     ============  ===========

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                      YEAR ENDED               YEAR ENDED
                                                                   DECEMBER 31, 2001        DECEMBER 31, 2000
                                                               ------------------------  ----------------------
                                                                 SHARES         $         SHARES         $
                                                               ----------  ------------  ---------  -----------
CLASS A
  Sales....................................................... 14,629,079  $160,084,971  1,825,899  $15,720,860
  Reinvestments...............................................     27,958       301,387    133,785    1,260,528
  Redemptions................................................. (1,637,792)  (17,386,525)  (786,900)  (6,708,686)
                                                               ----------  ------------  ---------  -----------
  Net increase (decrease)..................................... 13,019,245  $142,999,833  1,172,784  $10,272,702
                                                               ==========  ============  =========  ===========
CLASS E
  Sales.......................................................     16,000  $    181,244          0  $         0
  Reinvestments...............................................          0             0          0            0
  Redemptions.................................................         (9)         (102)         0            0
                                                               ----------  ------------  ---------  -----------
  Net increase (decrease).....................................     15,991  $    181,142          0  $         0
                                                               ==========  ============  =========  ===========
  Increase (decrease) derived from capital share transactions. 13,035,236  $143,180,975  1,172,784  $10,272,702
                                                               ==========  ============  =========  ===========

                See accompanying notes to financial statements.

                                     MSF-55

METROPOLITAN SERIES FUND, INC.
HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

 FINANCIAL HIGHLIGHTS



                                                                                          CLASS A
                                                                       -------------------------------------------
                                                                                                  NOVEMBER 9, 1998(A)
                                                                        YEAR ENDED DECEMBER 31,      THROUGH
                                                                      --------------------------     DECEMBER 31,
                                                                        2001     2000     1999        1998
                                                                      --------  -------  ------- -------------------
NET ASSET VALUE, BEGINNING OF PERIOD................................. $   9.79  $  8.93  $  9.70  $10.00
                                                                      --------  -------  -------   ------
INCOME FROM INVESTMENT
OPERATIONS
  Net investment income..............................................     0.08     0.13     0.10    0.03
  Net realized and unrealized gain (loss) on investments.............     1.72     0.97    (0.78) (0.30)
                                                                      --------  -------  -------  ------
  Total from investment operations...................................     1.80     1.10    (0.68) (0.27)
                                                                      --------  -------  -------  ------
LESS
DISTRIBUTIONS
  Distributions from net investment income...........................    (0.03)   (0.14)   (0.08) (0.03)
  Distributions from net realized capital gains......................     0.00    (0.10)   (0.01)  0.00
                                                                      --------  -------  -------  ------
  Total distributions................................................    (0.03)   (0.24)   (0.09) (0.03)
                                                                      --------  -------  ------- ------
NET ASSET VALUE, END OF PERIOD....................................... $  11.56  $  9.79  $  8.93  $9.70
                                                                      ========  =======  =======   ======
TOTAL RETURN (%).....................................................     18.4     12.4     (6.9)  (2.7)(b)
Ratio of operating expenses to average net assets before
expense
 reductions (%)......................................................     0.86     0.94     0.91    0.70(c)
Ratio of operating expenses to average net assets after
expense
 reductions (%) (d)..................................................     0.84     0.85       --            -- (c)
Ratio of net investment income to average net assets (%).............     0.98     1.74     1.63          2.47 (c)
Portfolio turnover rate (%)..........................................       33       82       17            16 (c)
Net assets, end of period (000)...................................... $213,758  $53,575  $38,378        $8,658
The Ratios of operating expenses to average net assets without giving
 effect to the voluntary expense agreement would have been (%).......       --       --     1.15          1.79(c)

                                                                         CLASS E
                                                                      --------------
                                                                      MAY 1, 2001(A)
                                                                         THROUGH
                                                                       DECEMBER 31,
                                                                            2001
                                                                      --------------
NET ASSET VALUE, BEGINNING OF PERIOD.................................     $11.00
                                                                          ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..............................................       0.00
  Net realized and unrealized gain (loss) on investments.............       0.55
                                                                          ------
  Total from investment operations...................................       0.55
                                                                          ------
LESS DISTRIBUTIONS
  Distributions from net investment income...........................       0.00
  Distributions from net realized capital gains......................       0.00
                                                                          ------
  Total distributions................................................       0.00
                                                                          ------
NET ASSET VALUE, END OF PERIOD.......................................     $11.55
                                                                          ======
TOTAL RETURN (%).....................................................       5.0 (b)
Ratio of operating expenses to average net assets before expense
 reductions (%)......................................................       1.01(c)
Ratio of operating expenses to average net assets after expense
 reductions (%) (d)..................................................       0.98(c)
Ratio of net investment income to average net assets (%).............       1.28(c)
Portfolio turnover rate (%)..........................................         33
Net assets, end of period (000)......................................     $  185
The Ratios of operating expenses to average net assets without giving
 effect to the voluntary expense agreement would have been (%).......         --

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                     MSF-56

METROPOLITAN SERIES FUND, INC.

 JANUS GROWTH PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS



 INVESTMENT OBJECTIVE
 TO ACHIEVE LONG-TERM GROWTH OF
 CAPITAL

 INCEPTION DATE  5/1/01

 ASSET CLASS
 COMMON STOCKS

 NET ASSETS
 $13.4 MILLION

 PORTFOLIO
 MANAGER
 METLIFE
 JOHN H.
 SCHREIBER


PERFORMANCE AT-A-GLANCE
The Class A shares of the Janus Growth Portfolio returned -21.8% from its inception on May 1, 2001 to the end of the year, trailing its benchmark the Standard & Poor's 500 Index/3/, which returned -7.2% for the same time period.

PORTFOLIO ACTIVITY
Investors  may boil  down the year  into two  words:  liquidity  injection.  The
Federal Reserve cut its prime lending rate to a 40-year low of 1.75% and continued to funnel cash into the economy via its money supply controls. Helping keep the country awash in dollars were lower fuel costs, tame inflation figures, and historically small borrowing costs for home and auto purchases.

The abundance of money sloshing around the economy worked its usual magic and found its way into stocks, which helped push the markets higher at year-end after a long malaise. But it wasn't enough to offset some considerable losses, particularly those before and shortly after the tragic events of September 11.

Among our new holdings this period is Enzon. The biotech firm developed Peg-Intron, a hepatitis C treatment that the U.S. Food and Drug Administration recently approved for use in chronic conditions in combination with Schering-Plough's Rebetol. Two holdings we cut were financial services provider Citigroup, which we eliminated after concluding that the company's growing involvement with bankrupt energy trader Enron was symptomatic of an increasingly desperate-for-growth business model, and Liberty Media, the media holding company which saw its valuation knocked way down post-September 11 and recovered to a point where we took some nice profits.

PORTFOLIO OUTLOOK/A/
While I found the Portfolio's performance less than satisfying, I believe it is now positioned appropriately for an economic rebound. Our emphasis remains on getting paid twice by our investments -- initially from the earnings growth well run companies consistently produce and then from P/E multiple expansions as the market recognizes the prospects for continued growth into the future.


                              PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2001


                                                    % OF TOTAL
                  SECURITY                          NET ASSETS
                  --------------------------------------------

                  ENZON, INC.......................    8.2%
                  LABORATORY CORP. AMERICA HOLDINGS    6.2
                  COCA COLA CO.....................    4.8
                  LIBERTY MEDIA CORP...............    4.6
                  MICROSOFT CORP...................    4.5
                  CAPITAL ONE FINANCIAL CORP.......    4.3
                  TYCO INTERNATIONAL, LTD..........    3.5
                  MOTOROLA, INC....................    3.3
                  VIACOM, INC. (CLASS B)...........    3.3
                  FOREST LABORATORIES, INC.........    3.0


        A $10,000 INVESTMENT COMPARED TO THE S&P 500 INDEX SINCE 5/1/01



                                     [CHART]

                  Janus Growth     S&P 500 Index
                  ------------     -------------
 5/01                10,000            10,000
12/01                 7,819             9,277


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                            AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                           S&P
                                JANUS GROWTH PORTFOLIO  MIDCAP 400
                                CLASS A CLASS B CLASS E   INDEX

             Since Inception(a) -21.8%  -21.8%  -21.8%    -7.2%

--------------------------------------------------------------------------------

 (a) Inception date was May 1, 2001.
 Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                See footnotes to Portfolio Manager Commentary.

                                     MSF-57

METROPOLITAN SERIES FUND, INC.
JANUS GROWTH PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--89.5% OF TOTAL NET ASSETS



                                                VALUE
SHARES                                        (NOTE 1A)

       APPAREL & TEXTILES--1.2%
 4,100 Coach, Inc........................... $   159,818
                                             -----------

       BANKS--0.5%
 1,645 Bank of New York Co., Inc............      67,116
                                             -----------

       BUSINESS SERVICES--1.4%
 2,290 Concord EFS, Inc. (b)................      75,066
 3,365 Weight Watchers International, Inc...     113,804
                                             -----------
                                                 188,870
                                             -----------

       COMMUNICATION SERVICES--14.2%
 6,720 AOL Time Warner, Inc.................     215,712
20,390 Acme Communications, Inc. (b)........     137,429
 5,945 Alamosa Holdings, Inc. (b)...........      70,924
33,455 Level 3 Communications, Inc. (b).....     167,275
44,390 Liberty Media Corp...................     621,460
10,440 Sprint Corp. (PCS Group) (b).........     254,840
 9,865 Viacom, Inc. (Class B) (b)...........     435,540
                                             -----------
                                               1,903,180
                                             -----------

       COMMUNICATIONS--3.3%
29,150 Motorola, Inc........................     437,833
                                             -----------

       COMPUTERS & BUSINESS EQUIPMENT--3.4%
 1,690 FEI Co. (b)..........................      53,252
 5,120 Flextronics International, Ltd. (b)..     122,829
 6,730 Micron Technology, Inc...............     208,630
 2,560 Teradyne, Inc........................      77,158
                                             -----------
                                                 461,869
                                             -----------

       CONGLOMERATES--3.5%
 7,925 Tyco International, Ltd..............     466,782
                                             -----------

       DRUGS & HEALTH CARE--24.3%
 1,645 Amgen, Inc. (b)......................      92,844
19,555 Enzon, Inc. (b)......................   1,100,555
 4,935 Forest Laboratories, Inc. (b)........     404,423
 5,045 Inhale Therapeutic Systems, Inc. (b).      93,585
10,330 Laboratory Corp. America Holdings (b)     835,180
 4,935 Medtronic, Inc.......................     252,721
 3,225 Quest Diagnostics, Inc. (b)..........     231,265
 2,605 Stryker Corp. (b)....................     152,054
 1,655 Tenet Healthcare Corp. (b)...........      97,182
                                             -----------
                                               3,259,809
                                             -----------

       ELECTRONICS--3.6%
45,800 ARM Holdings, Plc. (b), (GBP)........     239,037
 2,560 Celestica, Inc. (ADR)................     103,398

                                                        VALUE
SHARES                                                (NOTE 1A)


       ELECTRONICS--(CONTINUED)
 8,805 Symbol Technologies, Inc..................... $   139,823
                                                     -----------
                                                         482,258
                                                     -----------

       FEDERAL AGENCIES--2.5%
 4,230 Federal National Mortgage Association........     336,285
                                                     -----------

       FINANCIAL SERVICES--10.4%
 3,370 American Express Co..........................     120,275
10,690 Capital One Financial Corp...................     576,725
 5,930 Lehman Brothers Holdings, Inc................     396,124
 9,255 Washington Mutual, Inc.......................     302,639
                                                     -----------
                                                       1,395,763
                                                     -----------

       FOOD & BEVERAGES--4.8%
13,605 Coca Cola Co.................................     641,476
                                                     -----------

       FOREIGN CORPORATE--2.6%
25,395 Bank of Ireland, (EUR).......................     240,295
 2,400 Sony Corp., (JPY)............................     109,732
                                                     -----------
                                                         350,027
                                                     -----------

       HOTELS & RESTAURANTS--3.5%
13,120 MGM Mirage, Inc..............................     378,775
 3,185 Starwood Hotels & Resorts Worldwide, Inc.
        (Class B)...................................      95,072
                                                     -----------
                                                         473,847
                                                     -----------

       HOUSEHOLD PRODUCTS--1.3%
 3,050 Colgate Palmolive Co.........................     176,138
                                                     -----------

       INSURANCE--1.0%
    51 Berkshire Hathaway, Inc. (Class B) (b).......     128,775
                                                     -----------

       INTERNET--0.8%
 2,610 Check Point Software Technologies, Ltd. (ADR)     104,113
                                                     -----------

       LEISURE--0.3%
   630 Polaris Industries, Inc......................      36,383
                                                     -----------

       RETAIL--2.4%
 1,660 Fred's, Inc..................................      67,994
 6,890 Insight Enterprises, Inc. (b)................     169,494
 2,040 TJX Companies, Inc...........................      81,314
                                                     -----------
                                                         318,802
                                                     -----------

       SOFTWARE--4.5%
 9,145 Microsoft Corp. (b)..........................     605,856
                                                     -----------
       Total Common Stocks
        (Identified Cost $11,455,600)...............  11,995,000
                                                     -----------


                See accompanying notes to financial statements.

                                     MSF-58

METROPOLITAN SERIES FUND, INC.
JANUS GROWTH PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 SHORT TERM INVESTMENTS--15.7%



   FACE                                          VALUE
  AMOUNT                                       (NOTE 1A)

           DISCOUNT NOTES--15.7%
$2,100,000 Federal Home Loan Mortgage
            1.510%, 1/2/2002................. $ 2,099,912
                                              -----------
           Total Short Term Investments
            (Identified Cost $2,099,912).....   2,099,912
                                              -----------
           Total Investments--105.2%
            (Identified Cost $13,555,512) (a)  14,094,912
           Other assets less liabilities.....    (698,456)
                                              -----------
           TOTAL NET ASSETS--100%............ $13,396,456
                                              ===========

(a)Federal Tax Information:
   At December 31, 2001 the net unrealized appreciation on investments based on cost of $13,875,002 for federal income tax purposes was as follows:


        Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value over
         tax cost............................................... $ 716,819
        Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax cost
         over value.............................................  (496,909)
                                                                 ---------
        Net unrealized appreciation............................. $ 219,910
                                                                 =========


(b)Non-Income producing security.

Key to Abbreviations:
ADR-- AnAmerican Depositary Receipt (ADR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issurer described. The value of ADRs is significantly influenced by trading on exchanges not located in the United States or Canada.
EUR--EuroCurrency
GBP--PoundSterling
JPY--JapaneseYen

                See accompanying notes to financial statements.

                                     MSF-59

METROPOLITAN SERIES FUND, INC.
JANUS GROWTH PORTFOLIO

 STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2001


       ASSETS
         Investments at value......................          $14,094,912
         Cash......................................               78,113
         Receivable for:
          Fund shares sold.........................               41,441
          Dividends and interest...................                5,941
          Due from Investment Adviser..............               36,798
          Prepaid expense..........................                  254
                                                             -----------
           Total Assets............................           14,257,459
       LIABILITIES
         Payable for:
          Fund shares redeemed..................... $  2,724
          Securities purchased.....................  833,470
          Withholding taxes........................      598
         Accrued expenses:
          Management fees..........................    5,855
          Service and distribution fees Class B....      579
          Other expenses...........................   17,777
                                                    --------
           Total Liabilities.......................              861,003
                                                             -----------
       NET ASSETS..................................          $13,396,456
                                                             ===========
         Net assets consist of:
          Capital paid in..........................          $14,382,557
          Accumulated net realized gains (losses)..           (1,525,534)
          Unrealized appreciation (depreciation)
           on investments..........................              539,433
                                                             -----------
       NET ASSETS..................................          $13,396,456
                                                             ===========
       Computation of offering price:
       CLASS A
       Net asset value and redemption price per
        share ($10,308,948 divided by
        1,318,446 shares of beneficial interest)...          $      7.82
                                                             ===========
       CLASS B
       Net asset value and redemption price per
        share ($3,067,984 divided by 392,607
        shares of beneficial interest).............          $      7.81
                                                             ===========
       CLASS E
       Net asset value and redemption price per
        share ($19,524 divided by 2,496 shares
        of beneficial interest)....................          $      7.82
                                                             ===========
       Identified cost of investments..............          $13,555,512
                                                             ===========

 STATEMENT OF OPERATIONS
EIGHT MONTHS ENDED DECEMBER 31, 2001(B)


     INVESTMENT INCOME
       Dividends..............................              $    22,356 (a)
       Interest...............................                   16,749
                                                            -----------
                                                                          39,105
     EXPENSES
       Management fees........................ $    38,389
       Service and distribution fees--Class B.       1,844
       Directors' fees and expenses...........       6,696
       Custodian..............................      53,867
       Audit and tax services.................       7,849
       Legal..................................          18
       Printing...............................       1,369
       Insurance..............................          28
       Miscellaneous..........................         138
                                               -----------
       Total expenses before reimbursements...     110,198
       Expense reimbursements.................     (62,766)      47,432
                                               -----------  -----------
     NET INVESTMENT LOSS......................                   (8,327)
                                                            -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net.......................  (1,531,701)
       Foreign currency transactions--net.....       6,556   (1,525,145)
                                               -----------  -----------
       Unrealized appreciation (depreciation)
        on:
       Investments--net.......................     539,400
       Foreign currency transactions--net.....          33      539,433
                                               -----------  -----------
     Net gain (loss)..........................                 (985,712)
                                                            -----------
     NET INCREASE (DECREASE) IN NET
      ASSETS FROM OPERATIONS..................              $  (994,039)
                                                            ===========
     (a)Net of foreign taxes of $647 (b)Portfolio commenced operations May 1, 2001.

                See accompanying notes to financial statements.

                                     MSF-60

METROPOLITAN SERIES FUND, INC.
JANUS GROWTH PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS


                                                                     MAY 1, 2001(A)
                                                                         THROUGH
                                                                      DECEMBER 31,
                                                                            2001
                                                                     --------------
FROM OPERATIONS
  Net investment loss...............................................  $    (8,327)
  Net realized gain (loss)..........................................   (1,525,145)
  Unrealized appreciation (depreciation)............................      539,433
                                                                      -----------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................     (994,039)
                                                                      -----------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   14,390,495
                                                                      -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   13,396,456

NET ASSETS
  Beginning of the period...........................................            0
                                                                      -----------
  End of the period.................................................  $13,396,456
                                                                      ===========
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period.................................................  $         0
                                                                      ===========

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                 MAY 1, 2001 THROUGH
                                                                  DECEMBER 31, 2001
                                                               ----------------------
                                                                SHARES         $
                                                               ---------  -----------
CLASS A
  Sales....................................................... 2,035,109  $17,649,453
  Reinvestments...............................................         0            0
  Redemptions.................................................  (716,663)  (6,412,724)
                                                               ---------  -----------
  Net increase (decrease)..................................... 1,318,446  $11,236,729
                                                               =========  ===========
CLASS B
  Sales.......................................................   424,624  $ 3,380,934
  Reinvestments...............................................         0            0
  Redemptions.................................................   (32,017)    (246,677)
                                                               ---------  -----------
  Net increase (decrease).....................................   392,607  $ 3,134,257
                                                               =========  ===========
CLASS E
  Sales.......................................................     2,506  $    19,586
  Reinvestments...............................................         0            0
  Redemptions.................................................       (10)         (77)
                                                               ---------  -----------
  Net increase (decrease).....................................     2,496  $    19,509
                                                               =========  ===========
  Increase (decrease) derived from capital share transactions. 1,713,549  $14,390,495
                                                               =========  ===========

(a)Commencement of Operations

                See accompanying notes to financial statements.

                                     MSF-61

METROPOLITAN SERIES FUND, INC.
JANUS GROWTH PORTFOLIO

 FINANCIAL HIGHLIGHTS




                                    CLASS A        CLASS B        CLASS E
                                 -------------- -------------- --------------
                                 MAY 1, 2001(A) MAY 1, 2001(A) MAY 1, 2001(A)
                                    THROUGH        THROUGH        THROUGH
                                  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                      2001           2001           2001
                                 -------------- -------------- --------------

  NET ASSET VALUE, BEGINNING OF
   PERIOD.......................    $ 10.00         $10.00         $10.00
                                    -------         ------         ------
  INCOME FROM INVESTMENT
   OPERATIONS
   Net investment loss..........       0.00          (0.01)          0.00
   Net realized and unrealized
     gain (loss) on investments.      (2.18)         (2.18)         (2.18)
                                     -------         ------        -------
   Total from investment
     operations.................      (2.18)         (2.19)        (2.18)
                                    -------         ------        -------
  NET ASSET VALUE, END OF PERIOD    $  7.82         $ 7.81        $  7.82
                                    =======         ======        =======
  TOTAL RETURN (%)..............    (21.8)(b)      (21.8)(b)      (21.8)(b)
  Ratio of operating expenses
   to average net assets (%)....     0.95 (c)       1.20 (c)       1.10 (c)
  Ratio of net investment loss
   to average net assets (%)....    (0.13)(c)      (0.43)(c)      (0.28)(c)
  Portfolio turnover rate (%)...      218 (c)        218 (c)        218 (c)
  Net assets, end of period
   (000)........................    $10,309         $3,068        $    20
  The Ratios of operating
   expenses to average net
   assets without giving effect
   to the voluntary expense
   agreement would have been (%)       2.26 (c)       2.51 (c)       2.41 (c)

(a)Commencement of operations.
(b)Periods  less  than  one  year  are  not  computed  on an  annualized  basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-62

METROPOLITAN SERIES FUND, INC.

METLIFE STOCK INDEX PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS



 INVESTMENT OBJECTIVE
 TO EQUAL THE PERFORMANCE OF THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX.

 INCEPTION
 DATE  5/1/90

 ASSET CLASS
 LARGE CAP STOCKS

                                  NET ASSETS
                                 $3.7 BILLION

                               PORTFOLIO MANAGER
                         METLIFE INVESTMENT DEPARTMENT

PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2001, the Class A shares of the MetLife Stock Index Portfolio returned -12.2%. Its benchmark, The Standard & Poor's 500 Composite Stock Price Index/3/ (S&P 500 Index), returned -11.9% for the same time period, while the average return of the Portfolio's peer group, the Lipper Variable Insurance Product S&P 500 Index Funds universe/15/, was -12.2%. Dividend income accounted for 1.15% of this year's total return of the index. This was the worst year for the S&P 500 since 1974. It was also the first time since the 1973-74 period that the index had back-to-back negative annual returns. The combination of the tragic events of September 11 and the economy officially entering into a recession led the S&P 500 to a three-year low on September 21. Despite eleven interest rate cuts by the Federal Reserve in 2001 and a +19.3% rally in the S&P 500 between September 21 and December 31, ten of the eleven sectors in the index experienced negative returns for the year.

PORTFOLIO ACTIVITY
The technology sector, which decreased -23.6%, accounted for almost half of the benchmark's loss for the year. The technology sector weighting decreased from 22.0% of total benchmark on December 31, 2000 to 18.6% at the close of December 2001. Other poor performing sectors were utilities, down 32.4%, communication services, down 13.6%, and health care, down 12.0%. The three largest names to impact performance were Cisco down 52.6%, EMC down 79.3%, and Oracle down 52.4%.

A noteworthy event in the S&P 500 this year was that in early October, Standard and Poor's added Real Estate Investment Trusts (REITs) to the S&P 500. REIT's had been excluded from the indices since the 1970's because they were considered passive investment vehicles. However, changes in US tax law as well as Standard & Poor's broad object to reflect the US economy through the equity markets, caused S&P to reverse their long-time stance of not including REITs in their equity benchmarks. The two REITs added to the S&P 500 were Equity Office Properties and Equity Residential Properties. As of year-end, their combined weighting was approximately 20 basis points (0.20%) of the index.

There were thirty-nine companies added to the benchmark and forty deleted this year. Benchmark turnover was approximately 6.0% for the year. This figure represents a significant decrease over the benchmark's 11.0% turnover last year.

PORTFOLIO OUTLOOK/A/
Factors that could impact stock prices in the coming quarter include developments in the War on Terrorism, the Federal Reserve's interest rate policy, corporate earnings, unemployment trends, and the timing of any potential recovery in the US economy.



                             PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2001


                                                      % OF TOTAL
                SECURITY                              NET ASSETS
                ------------------------------------------------

                GENERAL ELECTRIC CO..................    3.8%
                MICROSOFT CORP.......................    3.4
                EXXONMOBIL CORP......................    2.5
                CITIGROUP, INC.......................    2.5
                WAL-MART STORES, INC.................    2.4
                PFIZER, INC..........................    2.4
                INTEL CORP...........................    2.0
                INTERNATIONAL BUSINESS MACHINES CORP.    2.0
                AMERICAN INTERNATIONAL GROUP, INC....    2.0
                JOHNSON & JOHNSON....................    1.7


                       A $10,000 INVESTMENT COMPARED TO
                       THE S&P 500 INDEX SINCE 12/31/91


                                    [CHART]

                 Metlife             S&P 500
               Stock Index       Composite Index
                -------             -------
12/91            10,000              10,000
12/92            10,744              10,761
12/93            11,769              11,843
12/94            11,908              11,999
12/95            16,299              16,502
12/96            19,992              20,289
12/97            26,427              27,055
12/98            33,888              34,787
12/99            40,932              42,106
12/00            37,111              38,276
12/01            32,609              33,730


--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS
                            AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------

                               METLIFE STOCK INDEX PORTFOLIO S&P 500
                               CLASS A     CLASS B  CLASS E   INDEX

               1 Year           -12.2%       N/A      N/A     -11.9%
               3 Years           -1.3        N/A      N/A      -1.0
               5 Years           10.3        N/A      N/A      10.7
               10 Years          12.5        N/A      N/A      12.9
               Since Inception   13.2       -9.8(a)  -8.7(b)   13.8

--------------------------------------------------------------------------------

(a)Inception date was January 2, 2001. (b)Inception date was May 1, 2001. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                See footnotes to Portfolio Manager Commentary.

                                    MSF-63

METROPOLITAN SERIES FUND, INC.
METLIFE STOCK INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--99.0% OF TOTAL NET ASSETS



                                                          VALUE
            SHARES                                     (NOTE 1A)

                    AEROSPACE & DEFENSE--1.6%
             34,792 Goodrich Corp................... $      926,163
             70,569 General Dynamics Corp...........      5,620,115
            283,556 Honeywell International, Inc....      9,589,864
            153,435 Lockheed Martin Corp............      7,160,811
             38,464 Northrop Grumman Corp...........      3,877,556
            136,160 Raytheon Co.....................      4,421,115
             64,228 Rockwell Collins, Inc. (c)......      1,252,446
             43,680 TRW, Inc........................      1,617,907
             49,093 Textron, Inc....................      2,035,396
            291,700 The Boeing Co...................     11,312,126
            163,195 United Technologies Corp........     10,547,293
                                                     --------------
                                                         58,360,792
                                                     --------------

                    AIR TRAVEL--0.2%
             53,034 AMR Corp. (b)...................      1,175,764
             43,232 Delta Air Lines, Inc............      1,264,968
            266,573 Southwest Airlines Co...........      4,926,269
             23,543 U.S. Airways Group, Inc. (b) (c)        149,263
                                                     --------------
                                                          7,516,264
                                                     --------------

                    ALUMINUM--0.4%
            111,933 Alcan Aluminum, Ltd. (ADR)......      4,021,752
            295,816 Alcoa, Inc......................     10,516,259
                                                     --------------
                                                         14,538,011
                                                     --------------

                    APPAREL & TEXTILES--0.3%
             43,945 Jones Apparel Group, Inc. (b)...      1,457,656
             18,237 Liz Claiborne, Inc..............        907,291
             93,563 NIKE, Inc. (Class B)............      5,261,983
             19,852 Reebok International, Ltd. (b)..        526,078
             38,651 VF Corp.........................      1,507,775
                                                     --------------
                                                          9,660,783
                                                     --------------

                    AUTO PARTS--0.2%
             25,277 Cooper Tire & Rubber Co. (b)....        403,421
             49,232 Dana Corp.......................        683,340
            193,700 Delphi Automotive Systems Corp..      2,645,942
             56,532 Goodyear Tire & Rubber Co. (c)..      1,346,027
             30,752 Johnson Controls, Inc...........      2,483,224
             20,486 Snap-On, Inc....................        689,559
             45,407 Visteon Corp....................        682,921
                                                     --------------
                                                          8,934,434
                                                     --------------

                    AUTOMOBILES--0.7%
            630,736 Ford Motor Co...................      9,915,170
            193,485 General Motors Corp.............      9,403,371
            105,785 Harley Davidson, Inc............      5,745,183

                                                           VALUE
            SHARES                                       (NOTE 1A)

                     AUTOMOBILES--(CONTINUED)
              20,528 Navistar International Corp. (b). $      810,856
                                                       --------------
                                                           25,874,580
                                                       --------------

                     BANKS--7.8%
             126,929 AmSouth Bancorporation...........      2,398,958
             157,803 BB&T Corp........................      5,698,266
             405,989 Bank One Corp....................     15,853,871
             547,994 Bank of America Corp.............     34,496,222
             256,710 Bank of New York Co., Inc........     10,473,768
              78,285 Charter One Financial, Inc.......      2,125,438
           1,791,963 Citigroup, Inc...................     90,458,292
              62,346 Comerica, Inc....................      3,572,426
             201,140 Fifth Third Bancorp..............     12,335,916
             363,986 FleetBoston Financial Corp.......     13,285,489
              54,900 Golden West Financial Corp.......      3,230,865
              87,491 Huntington Bancshares, Inc. (c)..      1,503,970
             147,897 Keycorp..........................      3,599,813
             162,949 Mellon Financial Corp............      6,130,142
             211,074 National City Corp...............      6,171,804
              77,364 Northern Trust Corp..............      4,658,860
              79,221 Regions Financial Corp. (c)......      2,371,877
             119,111 SouthTrust Corp..................      2,938,468
             100,596 Sun Trust Banks, Inc.............      6,307,369
             101,742 Synovus Financial Corp...........      2,548,637
             679,503 US Bancorp.......................     14,221,998
              47,849 Union Planters Corp..............      2,159,425
             474,000 Wachovia Corp....................     14,864,640
             590,449 Wells Fargo & Co.................     25,655,009
              32,149 Zions Bancorp....................      1,690,395
                                                       --------------
                                                          288,751,918
                                                       --------------

                     BIOTECHNOLOGY--0.1%
              62,143 Forest Laboratories, Inc. (b)....      5,092,619
                                                       --------------

                     BUILDING & CONSTRUCTION--0.1%
              21,282 Crane Co.........................        545,670
              27,664 Fluor Corp.......................      1,034,634
             158,999 Masco Corp.......................      3,895,476
                                                       --------------
                                                            5,475,780
                                                       --------------

                     BUSINESS SERVICES--2.4%
              68,604 Allied Waste Industries, Inc. (c)        964,572
             214,765 Automatic Data Processing, Inc...     12,649,659
              38,246 Avery Dennison Corp..............      2,162,046
             341,858 Cendant Corp. (b)................      6,703,835
              59,287 Cintas Corp. (c).................      2,845,776
             175,456 Concord EFS, Inc. (b)............      5,751,448
              59,637 Convergys Corp. (b)..............      2,235,791
              23,519 Deluxe Corp......................        977,920


                See accompanying notes to financial statements.

                                    MSF-64


METROPOLITAN SERIES FUND, INC.
METLIFE STOCK INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)



                                                             VALUE
         SHARES                                            (NOTE 1A)

                  BUSINESS SERVICES--(CONTINUED)
          165,116 Electronic Data Systems Corp.......... $   11,318,702
           49,695 Equifax, Inc..........................      1,200,134
          132,880 First Data Corp.......................     10,424,436
           65,106 Fiserv, Inc. (b)......................      2,755,286
           64,231 H&R Block, Inc........................      2,871,126
          101,555 IMS Health, Inc.......................      1,981,338
          131,533 Interpublic Group of Cos..............      3,885,485
          130,225 Paychex, Inc..........................      4,538,341
           84,934 Pitney Bowes, Inc.....................      3,194,368
           40,436 R.R. Donnelley & Sons Co..............      1,200,545
           61,632 Robert Half International, Inc........      1,645,574
           21,130 Ryder System, Inc.....................        468,030
           46,385 Sabre Holdings Corp...................      1,964,405
          218,887 Waste Management, Inc.................      6,984,684
                                                         --------------
                                                             88,723,501
                                                         --------------

                  CHEMICALS--1.3%
           79,118 Air Products & Chemicals, Inc.........      3,711,425
           24,478 Ashland, Inc..........................      1,127,946
          313,773 Dow Chemical Co.......................     10,599,252
          357,069 E. I. du Pont de Nemours..............     15,179,003
           27,087 Eastman Chemical Co...................      1,056,935
           44,639 Ecolab, Inc...........................      1,796,720
           45,765 Engelhard Corp........................      1,266,775
           17,708 Great Lakes Chemical Corp. (c)........        429,950
           37,791 Hercules, Inc. (c)....................        377,910
           58,534 PPG Industries, Inc...................      3,027,378
           55,842 Praxair, Inc..........................      3,085,271
           76,393 Rohm & Haas Co........................      2,645,490
           25,552 Sigma Aldrich.........................      1,007,004
           35,589 Vulcan Materials Co...................      1,706,137
                                                         --------------
                                                             47,017,196
                                                         --------------

                  COMMUNICATION SERVICES--4.5%
        1,541,817 AOL Time Warner, Inc..................     49,492,326
          108,118 ALLTEL Corp...........................      6,674,124
           96,142 Citizens Communications Co. (c).......      1,024,874
          208,161 Clear Channel Communications (b)......     10,597,477
          329,123 Comcast Corp. (b).....................     11,848,428
           17,513 Meredith Corp.........................        624,338
          278,054 Nextel Communications, Inc. (b) (c)...      3,047,472
           65,057 Omnicom Group, Inc....................      5,812,843
        1,170,848 SBC Communications, Inc...............     45,862,116
           38,506 TMP Worldwide, Inc. (c)...............      1,651,907
           73,571 Univision Communications, Inc. (b) (c)      2,976,683
          617,662 Viacom, Inc. (Class B) (b)............     27,269,777
                                                         --------------
                                                            166,882,365
                                                         --------------

                                                             VALUE
          SHARES                                           (NOTE 1A)

                   COMMUNICATIONS--3.2%
           133,162 Altera Corp.......................... $    2,825,698
           125,857 Analog Devices, Inc. (b).............      5,586,792
         2,554,366 Cisco Systems, Inc. (b)..............     46,259,568
           908,741 Dell Computer Corp. (b)..............     24,699,580
           770,205 EMC Corp. (b)........................     10,351,555
           775,233 Motorola, Inc........................     11,644,000
            46,063 Noble Drilling Corp. (b).............      1,567,985
           266,251 Qualcomm, Inc. (b)...................     13,445,675
                                                         --------------
                                                            116,380,853
                                                         --------------

                   COMPUTERS & BUSINESS EQUIPMENT--5.0%
           268,567 ADC Telecommunications, Inc..........      1,235,408
            28,350 Andrew Corp..........................        620,581
           122,189 Apple Computer, Inc..................      2,675,939
            18,888 Autodesk, Inc........................        703,956
            91,749 Broadcom Corp........................      3,749,782
           111,601 Ciena Corp. (b) (c)..................      1,597,010
            65,383 Citrix Systems, Inc. (b) (c).........      1,481,579
           586,510 Compaq Computer Corp.................      5,724,338
            88,752 Conexant Systems, Inc................      1,274,479
           110,850 Gateway, Inc. (b)....................        891,234
           675,151 Hewlett Packard Co...................     13,867,602
           600,005 International Business Machines Corp.     72,576,605
           127,778 LSI Logic Corp.......................      2,016,337
            45,332 Lexmark International, Inc. (b)......      2,674,588
           110,265 Linear Technology Corp...............      4,304,746
         1,189,170 Lucent Technologies, Inc. (c)........      7,479,879
           209,101 Micron Technology, Inc...............      6,482,131
            33,718 NCR Corp.............................      1,242,845
            61,395 National Semiconductor Corp..........      1,890,352
           115,334 Network Appliance, Inc...............      2,522,355
            49,552 Novellus Systems, Inc. (c)...........      1,954,826
            57,392 PMC--Sierra, Inc. (c)................      1,220,154
           196,024 Palm, Inc. (c).......................        760,573
            32,329 QLogic Corp..........................      1,438,964
         1,129,063 Sun Microsystems, Inc................     13,887,475
            77,241 Symbol Technologies, Inc.............      1,226,587
           141,676 Tellabs, Inc. (b)....................      2,119,473
            62,989 Teradyne, Inc. (c)...................      1,898,488
           603,333 Texas Instruments, Inc...............     16,893,324
            66,351 Vitesse Semiconductor Corp...........        824,743
           250,775 Xerox Corp. (c)......................      2,613,075
           116,195 Xilinx, Inc. (b).....................      4,537,415
                                                         --------------
                                                            184,386,843
                                                         --------------

                   CONGLOMERATES--4.9%
         3,457,753 General Electric Co..................    138,586,740
            30,909 ITT Industries, Inc..................      1,560,905


                See accompanying notes to financial statements.

                                    MSF-65

METROPOLITAN SERIES FUND, INC.
METLIFE STOCK INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)


                                                          VALUE
             SHARES                                     (NOTE 1A)

                      CONGLOMERATES--(CONTINUED)
              694,905 Tyco International, Ltd........ $   40,929,904
                                                      --------------
                                                         181,077,549
                                                      --------------

                      CONTAINERS & GLASS--0.1%
               18,672 Bemis, Inc.....................        918,289
               55,487 Pactiv Corp. (b)...............        984,894
               29,405 Sealed Air Corp. (c)...........      1,200,312
                                                      --------------
                                                           3,103,495
                                                      --------------

                      COSMETICS & TOILETRIES--0.4%
               82,282 Avon Products, Inc.............      3,826,113
              367,576 Gillette Co....................     12,277,038
                                                      --------------
                                                          16,103,151
                                                      --------------

                      DOMESTIC OIL--5.9%
               31,223 Amerada Hess Corp..............      1,951,438
               86,644 Anadarko Petroleum Corp........      4,925,711
               47,854 Apache Corp....................      2,386,977
               69,928 Burlington Resources, Inc......      2,625,097
              371,570 ChevronTexaco Corp.............     33,296,388
              218,215 Conoco, Inc....................      6,175,485
               43,891 Devon Energy Corp. (c).........      1,696,387
               40,163 EOG Resources, Inc.............      1,570,775
            2,382,589 ExxonMobil Corp................     93,635,748
              146,934 Halliburton Co.................      1,924,835
               34,895 Kerr-McGee Corp................      1,912,246
               20,948 Mcdermott International, Inc...        257,032
              130,124 Occidental Petroleum Corp......      3,452,190
              133,034 Phillips Petroleum Co..........      8,016,629
               31,230 Rowan Companies, Inc...........        604,925
              739,797 Royal Dutch Petroleum Co. (ADR)     36,264,849
              200,433 Schlumberger, Ltd..............     11,013,793
               27,377 Sunoco, Inc. (c)...............      1,022,257
              108,189 USX-Marathon Group.............      3,245,670
               84,540 Unocal Corp....................      3,049,358
                                                      --------------
                                                         219,027,790
                                                      --------------

                      DRUGS & HEALTH CARE--10.5%
               45,692 Allergan, Inc..................      3,429,185
              364,514 Amgen, Inc. (b)................     20,573,170
               73,817 Applera Corp. (b)..............      2,898,794
               18,743 Bausch & Lomb, Inc.............        705,861
              205,622 Baxter International, Inc......     11,027,508
               90,236 Becton Dickinson & Co..........      2,991,323
               51,464 Biogen, Inc....................      2,951,460
               94,328 Biomet, Inc....................      2,914,735
              139,904 Boston Scientific Corp.........      3,374,485
              673,920 Bristol-Myers Squibb Co........     34,369,920

                                                                 VALUE
         SHARES                                                (NOTE 1A)

                  DRUGS & HEALTH CARE--(CONTINUED)
           17,918 C.R. Bard, Inc......................... $    1,155,711
          157,047 Cardinal Health, Inc...................     10,154,659
           65,833 Chiron Corp............................      2,886,119
          391,567 Eli Lilly & Co.........................     30,753,672
           74,300 Genzyme Corp. (b)......................      4,447,598
          106,138 Guidant Corp. (b)......................      5,285,673
          179,385 HCA Healthcare Co......................      6,913,498
           85,513 Health Management Associates (b).......      1,573,439
          136,639 HealthSouth Corp.......................      2,024,990
           58,757 Humana, Inc. (b).......................        692,745
          189,697 Immunex Corp. (b)......................      5,256,504
           85,555 King Pharmaceuticals, Inc. (b).........      3,604,432
           35,199 Manor Care, Inc. (b)...................        834,568
           99,275 McKesson Corp..........................      3,712,885
           74,621 Medimmune, Inc. (c)....................      3,458,683
          421,651 Medtronic, Inc.........................     21,592,748
          792,292 Merck & Co., Inc.......................     46,586,770
        2,189,695 Pfizer, Inc............................     87,259,346
          449,109 Pharmacia Corp.........................     19,154,499
           41,212 Quintiles Transnational Corp. (b)......        661,453
          510,106 Schering-Plough Corp...................     18,266,896
           30,462 St. Jude Medical, Inc. (b).............      2,365,374
           68,912 Stryker Corp. (b)......................      4,022,394
          113,513 Tenet Healthcare Corp. (b).............      6,665,483
          108,595 UnitedHealth Group, Inc................      7,685,268
           37,411 Watson Pharmaceuticals, Inc. (b).......      1,174,331
           22,384 Wellpoint Health Networks, Inc. (b) (c)      2,615,570
           67,828 Zimmer Holdings, Inc...................      2,071,467
                                                          --------------
                                                             388,113,216
                                                          --------------

                  ELECTRIC UTILITIES--2.5%
          185,205 AES Corp. (b)..........................      3,028,102
           43,520 Allegheny Energy, Inc..................      1,576,294
           48,320 Ameren Corp............................      2,043,936
          112,236 American Electric Power, Inc...........      4,885,633
           46,029 CMS Energy Corp........................      1,106,077
          104,232 Calpine Corp. (b) (c)..................      1,750,055
           55,988 Cinergy Corp. (c)......................      1,871,679
           73,777 Consolidated Edison, Inc...............      2,977,640
           57,149 Constellation Energy Group, Inc........      1,517,306
           56,653 DTE Energy Co..........................      2,376,027
           91,907 Dominion Resources, Inc................      5,523,611
          270,566 Duke Energy Co.........................     10,622,421
          122,230 Dynegy, Inc............................      3,116,865
          113,481 Edison International, Inc..............      1,713,563
           77,534 Entergy Corp...........................      3,032,355
          112,112 Exelon Corp............................      5,367,922
           61,256 FPL Group, Inc.........................      3,454,838
          103,675 FirstEnergy Corp.......................      3,626,551
          139,535 Mirant Corp............................      2,235,351


                See accompanying notes to financial statements.

                                    MSF-66

METROPOLITAN SERIES FUND, INC.
METLIFE STOCK INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)



                                                                 VALUE
            SHARES                                             (NOTE 1A)

                   ELECTRIC UTILITIES--(CONTINUED)
            55,956 Niagara Mohawk Holdings, Inc. (b).... $      992,100
           134,883 PG&E Corp............................      2,595,149
            51,160 PPL Corp.............................      1,782,926
            29,756 Pinnacle West Capital Corp...........      1,245,289
            76,188 Progress Energy, Inc.................      3,430,746
            72,584 Public Service Enterprise Group, Inc.      3,062,319
           103,755 Reliant Energy, Inc..................      2,751,583
           242,117 Southern Co..........................      6,137,666
            92,337 TXU Corp.............................      4,353,689
            48,721 Teco Energy, Inc.....................      1,278,439
           119,910 Xcel Energy, Inc.....................      3,326,303
                                                         --------------
                                                             92,782,435
                                                         --------------

                   ELECTRICAL EQUIPMENT--0.5%
            68,104 American Power Conversion Corp. (b)..        984,784
            32,888 Cooper Industries, Inc...............      1,148,449
            24,106 Eaton Corp...........................      1,793,727
           149,059 Emerson Electric Co..................      8,511,269
            67,593 Molex, Inc...........................      2,092,003
            27,203 Power-One, Inc.......................        283,183
            62,100 Rockwell International Corp..........      1,109,106
            61,925 Thermo Electron Corp.................      1,477,531
            20,253 Thomas & Betts Corp..................        428,351
                                                         --------------
                                                             17,828,403
                                                         --------------

                   ELECTRONICS--3.4%
           117,752 Advanced Micro Devices, Inc. (b).....      1,867,547
           160,575 Agilent Technologies, Inc. (b).......      4,577,993
           284,310 Applied Materials, Inc. (b)..........     11,400,831
           102,888 Applied Micro Circuits Corp..........      1,164,692
           329,410 Corning, Inc. (c)....................      2,938,337
         2,337,821 Intel Corp...........................     73,524,470
           462,442 JDS Uniphase Corp....................      4,013,997
            67,795 Jabil Circuit, Inc. (b)..............      1,540,302
            64,949 KLA-Tencor Corp. (b).................      3,218,872
           112,487 Maxim Integrated Products, Inc. (b)..      5,906,692
            16,954 Millipore Corp.......................      1,029,108
            42,906 Perkinelmer, Inc.....................      1,502,568
           181,345 Sanmina Corp.........................      3,608,766
            54,431 Scientific-Atlanta, Inc. (b).........      1,303,078
           285,820 Solectron Corp.......................      3,224,050
            31,588 Tektronix, Inc.......................        814,339
            45,658 Waters Corp. (b).....................      1,767,878
                                                         --------------
                                                            123,403,520
                                                         --------------

                   FEDERAL AGENCIES--1.2%
           242,267 Federal Home Loan Mortgage Corp......     15,844,262
           347,957 Federal National Mortgage Association     27,662,581
                                                         --------------
                                                             43,506,843
                                                         --------------

                                                               VALUE
         SHARES                                             (NOTE 1A)

                 FINANCE & BANKING--0.2%
         113,308 State Street Corp...................... $    5,920,343
                                                         --------------

                 FINANCIAL SERVICES--3.2%
         464,715 American Express Co....................     16,585,678
          33,056 Bear Stearns Co., Inc. (c).............      1,938,404
          74,841 Capital One Financial Corp.............      4,037,672
         476,011 Charles Schwab Corp....................      7,363,890
          42,572 Countrywide Credit Industries, Inc.....      1,744,175
          90,837 Franklin Resources, Inc................      3,203,821
          85,395 Hartford Financial Services Group, Inc.      5,365,368
         159,424 Household International, Inc...........      9,237,027
         687,203 J.P. Morgan Chase & Co.................     24,979,829
          83,003 Lehman Brothers Holdings, Inc..........      5,544,600
         296,679 MBNA Corp..............................     10,443,101
          54,044 Moody's Corp...........................      2,154,194
          98,942 PNC Financial Services Group, Inc......      5,560,540
          87,312 Providian Financial Corp...............        309,958
          76,304 Stilwell Financial, Inc................      2,076,995
          42,538 T. Rowe Price Group, Inc...............      1,477,345
          54,604 USA Education, Inc.....................      4,587,828
         305,502 Washington Mutual, Inc.................      9,989,915
                                                         --------------
                                                            116,600,340
                                                         --------------

                 FOOD & BEVERAGES--3.9%
          13,022 Adolph Coors Co. (Class B) (c).........        695,375
         307,993 Anheuser Busch Cos., Inc...............     13,924,364
         228,060 Archer Daniels Midland Co..............      3,272,661
          24,104 Brown Forman Corp. (Class B) (c).......      1,508,910
         142,505 Campbell Soup Co.......................      4,256,624
         866,155 Coca Cola Co...........................     40,839,208
         154,905 Coca Cola Enterprises, Inc.............      2,933,901
         186,283 Conagra, Inc...........................      4,427,947
         126,886 General Mills, Inc.....................      6,599,341
         122,433 H.J. Heinz Co..........................      5,034,445
          47,236 Hershey Foods Corp.....................      3,197,877
         141,570 Kellogg Co.............................      4,261,257
          98,878 Pepsi Bottling Group, Inc..............      2,323,633
         609,392 PepsiCo, Inc...........................     29,671,297
         272,835 Sara Lee Corp..........................      6,065,122
         199,082 Unilever N.V. (ADR)....................     11,469,114
          78,444 William Wringley Jr. Co................      4,029,668
                                                         --------------
                                                            144,510,744
                                                         --------------

                 GAS & PIPELINE UTILITIES--0.6%
         177,706 El Paso Corp...........................      7,927,465
          48,444 KeySpan Corp...........................      1,678,584
          38,881 Kinder Morgan, Inc.....................      2,165,283
          71,745 NiSource, Inc..........................      1,654,440
          16,013 Nicor, Inc.............................        666,781
          12,515 Peoples Energy Corp. (c)...............        474,694


                See accompanying notes to financial statements.

                                    MSF-67

METROPOLITAN SERIES FUND, INC.
METLIFE STOCK INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)

                                                                  VALUE
        SHARES                                                 (NOTE 1A)

                 GAS & PIPELINE UTILITIES--(CONTINUED)
          72,571 Sempra Energy............................ $    1,781,618
         178,852 The Williams Cos., Inc...................      4,564,303
                                                           --------------
                                                               20,913,168
                                                           --------------

                 HEALTH CARE--PRODUCTS--3.7%
          19,805 Alberto Culver Co. (Class B) (b).........        886,076
         459,496 American Home Products Corp..............     28,194,675
          35,895 AmerisourceBergen Corp. (c)..............      2,281,127
          81,008 Clorox Co................................      3,203,867
          33,289 International Flavours & Fragrances, Inc.        989,016
       1,068,403 Johnson & Johnson........................     63,142,617
         451,271 Procter & Gamble Co......................     35,709,074
                                                           --------------
                                                              134,406,452
                                                           --------------

                 HOTELS & RESTAURANTS--0.7%
          40,168 Darden Restaurants, Inc..................      1,421,947
          39,085 Harrah Entertainment, Inc. (b)...........      1,446,536
         128,628 Hilton Hotels Corp.......................      1,404,618
          30,557 International Game Technology (b) (c)....      2,087,043
          83,584 Marriott International, Inc..............      3,397,689
         447,725 McDonald's Corp..........................     11,851,281
          68,821 Starwood Hotels & Resorts Worldwide,
                  Inc. (Class B)..........................      2,054,307
          50,800 Tricon Global Restaurants, Inc. (b)......      2,499,360
          36,423 Wendy's International, Inc...............      1,062,459
                                                           --------------
                                                               27,225,240
                                                           --------------

                 HOUSEHOLD APPLIANCES & HOME FURNISHINGS--0.3%
          27,468 Black & Decker Corp......................      1,036,368
          21,554 Centex Corp..............................      1,230,518
          51,754 Fortune Brands, Inc......................      2,048,941
          17,527 KB HOME (c)..............................        702,833
          68,436 Leggett & Platt, Inc.....................      1,574,028
          27,111 Maytag Corp..............................        841,254
          20,524 Pulte Corp. (c)..........................        916,807
          23,379 Whirlpool Corp...........................      1,714,382
                                                           --------------
                                                               10,065,131
                                                           --------------

                 HOUSEHOLD PRODUCTS--0.4%
         192,165 Colgate Palmolive Co.....................     11,097,529
          92,569 Newell Rubbermaid, Inc...................      2,552,127
          20,244 Tupperware Corp..........................        389,697
                                                           --------------
                                                               14,039,353
                                                           --------------

                 INDUSTRIAL MACHINERY--1.0%
         119,652 Caterpillar, Inc.........................      6,251,817
          14,492 Cummins Engine, Inc. (c).................        558,522
          49,944 Danaher Corp.............................      3,012,122

                                                               VALUE
          SHARES                                             (NOTE 1A)

                  INDUSTRIAL MACHINERY--(CONTINUED)
           81,727 Deere & Co........................... $    3,568,201
           70,504 Dover Corp...........................      2,613,583
           60,331 Genuine Parts Co.....................      2,214,148
          106,336 Illinois Tool Works, Inc.............      7,201,074
           63,346 Inco, Ltd. (ADR).....................      1,073,081
           58,511 Ingersoll-Rand Co....................      2,446,345
           26,892 Paccar, Inc..........................      1,764,653
           42,542 Pall Corp............................      1,023,560
           40,937 Parker Hannifin Corp.................      1,879,418
           29,470 Stanley Works (c)....................      1,372,418
           33,092 W.W. Grainger, Inc...................      1,588,416
                                                        --------------
                                                            36,567,358
                                                        --------------

                  INSURANCE--4.3%
          181,197 AFLAC, Inc...........................      4,450,198
           49,514 Aetna, Inc...........................      1,633,467
          248,350 Allstate Corp........................      8,369,395
           37,070 Ambac Financial Group, Inc...........      2,144,870
          909,939 American International Group, Inc....     72,249,157
           93,770 Aon Corp.............................      3,330,710
           50,375 CIGNA Corp...........................      4,667,244
           56,792 Cincinnati Financial Corp............      2,166,615
          117,897 Conseco, Inc. (c)....................        525,821
           52,813 Jefferson-Pilot Corp.................      2,443,658
          104,030 John Hancock Financial Services, Inc.      4,296,439
           66,302 Lincoln National Corp................      3,220,288
           66,698 Loews Corp...........................      3,693,735
           51,956 MBIA, Inc............................      2,786,400
           37,602 MGIC Investment Corp.................      2,320,795
           95,660 Marsh & McLennan Cos., Inc...........     10,278,667
          252,442 MetLife, Inc.........................      7,997,363
           25,534 Progressive Corp.....................      3,812,226
           44,969 Safeco Corp..........................      1,400,784
           59,139 The Chubb Corp.......................      4,080,591
           72,241 The St. Paul Cos., Inc...............      3,176,437
           43,251 Torchmark, Inc.......................      1,701,062
           84,768 UnumProvident Corp...................      2,247,200
           46,209 Xl Capital, Ltd......................      4,221,654
                                                        --------------
                                                           157,214,776
                                                        --------------

                  INVESTMENT BROKERAGE--1.0%
          294,778 Merrill Lynch & Co., Inc.............     15,363,829
          381,994 Morgan Stanley Dean Witter & Co......     21,368,745
                                                        --------------
                                                            36,732,574
                                                        --------------

                  LEISURE--0.7%
           30,362 Brunswick Corp.......................        660,677
          203,942 Carnival Corp........................      5,726,691
           59,967 Hasbro, Inc. (c).....................        973,264


                See accompanying notes to financial statements.

                                    MSF-68

METROPOLITAN SERIES FUND, INC.
METLIFE STOCK INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)

                                                            VALUE
            SHARES                                        (NOTE 1A)

                    LEISURE--(CONTINUED)
            150,338 Mattel, Inc......................... $ 2,585,814
            710,058 The Walt Disney Co..................  14,712,402
                                                         -----------
                                                          24,658,848
                                                         -----------

                    MEDICAL LABORATORIES--0.8%
            540,735 Abbott Laboratories.................  30,145,976
                                                         -----------

                    MINING--0.7%
             27,955 Allegheny Technologies, Inc. (b)....     468,246
              9,902 Ball Corp...........................     700,071
            186,692 Barrick Gold Corp. (ADR)............   2,977,744
             48,259 Freeport-McMoran Copper & Gold, Inc.
                     (Class B) (b) (c)..................     646,188
            136,565 Minnesota Mining & Manufacturing Co.  16,143,349
             68,221 Newmont Mining Corp.................   1,303,703
             27,407 Nucor Corp..........................   1,451,475
             27,671 Phelps Dodge Corp...................     896,541
            114,364 Placer Dome, Inc. (ADR).............   1,247,711
             29,742 Worthington Industries, Inc.........     422,336
                                                         -----------
                                                          26,257,364
                                                         -----------

                    NEWSPAPERS--0.2%
             52,802 New York Times Co...................   2,283,686
            104,155 Tribune Co..........................   3,898,522
                                                         -----------
                                                           6,182,208
                                                         -----------

                    PAPER & FOREST--0.8%
             20,186 Boise Cascade Corp..................     686,526
             80,568 Georgia-Pacific Corp. (c)...........   2,224,483
            167,869 International Paper Co..............   6,773,514
            182,913 Kimberly-Clark Corp.................  10,938,197
             36,382 Louisiana-Pacific Corp..............     307,064
             34,312 Mead Corp...........................   1,059,898
             17,299 Temple-Inland, Inc..................     981,372
             35,630 Westvaco Corp.......................   1,013,674
             75,766 Weyerhaeuser Co.....................   4,097,425
             38,408 Willamette Industries, Inc..........   2,001,825
                                                         -----------
                                                          30,083,978
                                                         -----------

                    PETROLEUM SERVICES--0.3%
            116,958 Baker Hughes, Inc...................   4,265,458
             49,066 Nabors Industries, Inc..............   1,684,436
            111,365 Transocean Sedco Forex, Inc.........   3,766,364
                                                         -----------
                                                          9,716,258
                                                         -----------

                    PHOTOGRAPHY--0.1%
            101,229 Eastman Kodak Co. (c)...............  2,979,169
                                                         -----------
                                                           VALUE
            SHARES                                       (NOTE 1A)

                    PUBLISHING--0.4%
             22,070 American Greetings Corp. (c)....... $   304,125
             29,580 Dow Jones & Co., Inc...............   1,618,913
             92,249 Gannett, Inc.......................   6,201,900
             29,289 Knight Ridder, Inc.................   1,901,735
             67,328 McGraw-Hill Cos., Inc..............   4,105,661
                                                        -----------
                                                         14,132,334
                                                        -----------

                    RAILROADS & EQUIPMENT--0.4%
            134,339 Burlington Northern Santa Fe Corp..   3,832,691
             73,977 CSX Corp...........................   2,592,894
            134,281 Norfolk Southern Corp..............   2,461,371
             86,521 Union Pacific Corp.................   4,931,697
                                                        -----------
                                                         13,818,653
                                                        -----------

                    REAL ESTATE INVESTMENT TRUST--0.2%
            144,314 Equity Office Properties Trust.....   4,340,965
             94,321 Equity Residential Properties Trust   2,707,956
                                                        -----------
                                                          7,048,921
                                                        -----------

                    RETAIL--7.4%
            141,348 Albertson's, Inc...................   4,451,049
             37,550 Autozone, Inc......................   2,696,090
            101,118 Bed Bath & Beyond, Inc. (b)........   3,427,900
             73,603 Best Buy Co., Inc. (b).............   5,481,951
             39,648 Big Lots, Inc......................     412,339
            136,112 CVS Corp...........................   4,028,915
             72,558 Circuit City Stores, Inc...........   1,882,880
            157,814 Costco Wholesale Corp. (b).........   7,003,785
             28,586 Dillard's, Inc. (c)................     457,376
            113,766 Dollar General Corp................   1,695,113
             59,922 Family Dollar Stores, Inc. (b).....   1,796,462
             67,110 Federated Department Stores, Inc...   2,744,799
            816,195 Home Depot, Inc....................  41,634,107
             91,823 J.C. Penney Co., Inc. (c)..........   2,470,039
            170,989 K-Mart Corp. (b) (c)...............     933,600
            116,765 Kohl's Corp........................   8,224,927
            269,577 Lowe's Cos., Inc...................  12,511,069
            103,802 May Department Stores Co...........   3,838,598
             46,815 Nordstrom, Inc. (c)................     947,067
            106,921 Office Depot, Inc. (b).............   1,982,315
             62,430 Radioshack Corp....................   1,879,143
            174,814 Safeway, Inc. (b)..................   7,298,485
            112,362 Sears Roebuck & Co.................   5,352,926
             53,186 Sherwin-Williams Co................   1,462,615
            160,783 Staples, Inc.......................   3,006,642
            133,106 Starbucks Corp. (c)................   2,535,669
             46,429 Supervalue, Inc....................   1,027,009
            232,152 Sysco Corp.........................   6,087,025
             94,996 TJX Cos., Inc......................   3,786,541
            314,610 Target Corp........................  12,914,740


                See accompanying notes to financial statements.

                                    MSF-69

METROPOLITAN SERIES FUND, INC.
METLIFE STOCK INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)


                                                                 VALUE
         SHARES                                                (NOTE 1A)

                  RETAIL--(CONTINUED)
          299,968 The Gap, Inc............................ $  4,181,554
          279,791 The Kroger Co. (b)......................    5,839,238
          149,283 The Limited, Inc........................    2,197,446
           51,365 Tiffany & Co............................    1,616,457
           69,180 Toys "R" Us, Inc. (b)...................    1,434,793
        1,552,425 Wal-Mart Stores, Inc....................   89,342,059
          355,574 Walgreen Co.............................   11,968,621
           46,918 Winn-Dixie Stores, Inc..................      668,582
                                                           ------------
                                                            271,219,926
                                                           ------------

                  SOFTWARE--5.3%
           82,615 Adobe Systems, Inc......................    2,565,196
           83,383 BMC Software, Inc. (b)..................    1,364,980
          200,603 Computer Associates International, Inc..    6,918,797
           59,342 Computer Sciences Corp. (b).............    2,906,571
          129,523 Compuware Corp. (b).....................    1,527,076
           64,607 Comverse Technology, Inc................    1,445,259
           73,863 Intuit, Inc. (b)........................    3,159,859
           28,491 Mercury Interactive Corp. (b)...........      968,124
        1,875,884 Microsoft Corp. (b).....................  124,277,315
          126,148 Novell, Inc. (b)........................      579,019
           50,356 Nvidia Corp. (b)........................    3,368,816
        1,937,155 Oracle Corp. (b)........................   26,752,111
           88,570 Parametric Technology Corp..............      691,732
          105,493 Peoplesoft, Inc.........................    4,240,819
           44,004 Sapient Corp. (b).......................      339,711
          161,043 Siebel Systems, Inc. (b)................    4,505,983
          111,146 Unisys Corp.............................    1,393,771
          139,627 Veritas Software Corp. (b)..............    6,259,478
          197,853 YAHOO!, Inc. (c)........................    3,509,912
                                                           ------------
                                                            196,774,529
                                                           ------------

                  STEEL--0.0%
           29,323 USX-U.S. Steel Group....................      531,040
                                                           ------------

                  TECHNOLOGY--0.0%
           99,924 Avaya, Inc..............................    1,214,077
                                                           ------------

                  TELEPHONE--4.1%
        1,232,312 AT&T Corp...............................   22,354,140
          880,252 AT&T Wireless Services, Inc.............   12,649,221
          653,599 BellSouth Corp..........................   24,934,802
           49,547 Centurytel, Inc.........................    1,625,142
        1,114,851 Nortel Networks Corp....................    8,361,382
          579,889 Qwest Communications International, Inc.    8,193,832
          308,939 Sprint Corp. (FON Group)................    6,203,495

                                                              VALUE
          SHARES                                            (NOTE 1A)

                    TELEPHONE--(CONTINUED)
            343,322 Sprint Corp. (PCS Group) (b) (c)..... $    8,380,490
            945,457 Verizon Communications...............     44,871,389
          1,027,290 Worldcom, Inc........................     14,464,243
                                                          --------------
                                                             152,038,136
                                                          --------------

                    TOBACCO--1.0%
            754,670 Philip Morris Cos., Inc..............     34,601,620
             57,365 UST, Inc.............................      2,007,775
                                                          --------------
                                                              36,609,395
                                                          --------------

                    TRUCKING & FREIGHT FORWARDING--0.1%
            103,837 FedEx Corp...........................      5,387,064
                                                          --------------

                    Total Common Stocks
                     (Identified Cost $3,134,750,922)....  3,645,535,696
                                                          --------------
         SHORT TERM INVESTMENT--1.0%

           FACE
          AMOUNT

                    DISCOUNT NOTES--1.0%
        $35,300,000 Federal Home Loan Mortgage
                     1.510%, 1/2/02......................     35,298,519
                                                          --------------
                           Total Short Term Investment
                     (Identified Cost $35,298,519).......     35,298,519
                                                          --------------
                    Total Investments--100.0%
                     (Identified Cost $3,170,049,441) (a)  3,680,834,215
                    Other assets less liabilities........      1,787,166
                                                          --------------
                    TOTAL NET ASSETS--100%............... $3,682,621,381
                                                          ==============


                See accompanying notes to financial statements.

                                    MSF-70

METROPOLITAN SERIES FUND, INC.
METLIFE STOCK INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 FUTURES CONTRACTS


                                                       VALUATION AS OF
                      NUMBER OF EXPIRATION  CONTRACT    DECEMBER 31,    UNREALIZED
FUTURE CONTRACTS LONG CONTRACTS    DATE      AMOUNT         2001       APPRECIATION
    S&P Index 500....    120     3/1/2002  $34,172,250   $34,476,000     $303,750
                                                                         ========

(a)Federal Tax Information:
   At December 31, 2001 the net unrealized appreciation on investments based on cost of $3,190,812,337 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value
over tax cost                                                                       $937,516,838
Aggregate  gross  unrealized depreciation for all  investments  in which there is
an excess of tax cost over value                                                    (447,494,960)
                                                                                    -------------
Net unrealized appreciation........................................................ $490,021,878
                                                                                    =============

(b)Non-Income producing security.
(c)A portion or all of the security was on loan. As of December 31, 2001, the market value of securities loaned was $34,088,153 with collateral backing valued at $36,085,799.

Key to Abbreviations:
ADR-- AnAmerican Depositary Receipt (ADR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The value of ADR's is significantly influenced by trading on exchanges not located in the United States or Canada.


                                    MSF-71

METROPOLITAN SERIES FUND, INC.
METLIFE STOCK INDEX PORTFOLIO

 STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2001

      ASSETS
        Investments at value..................             $3,680,834,215
        Receivable for:
         Securities sold......................                    688,602
         Fund shares sold.....................                  2,000,092
         Dividends and interest...............                  3,690,518
         Prepaid Expense......................                    101,090
         Collateral for securities loaned.....                 36,085,799
                                                           --------------
          Total Assets........................              3,723,400,316
      LIABILITIES
        Payable for:
         Fund shares redeemed................. $ 1,324,617
         Securities purchased.................   2,137,653
         Due to custodian bank................      53,826
         Futures variation margin.............     315,330
         Return of collateral for securities
          loaned..............................  36,085,799
        Accrued expenses:
         Management fees......................     780,864
         Service and distribution fees
          Class B.............................       3,164
         Other expenses.......................      77,682
                                               -----------
          Total Liabilities...................                 40,778,935
                                                           --------------
      NET ASSETS..............................             $3,682,621,381
                                                           ==============
        Net assets consist of:
         Capital paid in......................             $3,137,934,530
         Undistributed net investment
          income..............................                 27,964,663
         Accumulated net realized gains
          (losses)............................                  5,633,665
         Unrealized appreciation
          (depreciation) on investments.......                511,088,523
                                                           --------------
      NET ASSETS..............................             $3,682,621,381
                                                           ==============
      Computation of offering price:
      CLASS A
      Net asset value and redemption price
       per share ($3,665,168,081
       divided by 119,785,923 shares of
       beneficial interest)...................             $        30.60
                                                           ==============
      CLASS B
      Net asset value and redemption price
       per share ($17,420,598 divided
       by 580,072 shares of beneficial
       interest)..............................             $        30.03
                                                           ==============
      CLASS E
      Net asset value and redemption price
       per share ($32,702 divided by
       1,071 shares of beneficial interest)...             $        30.54
                                                           ==============
      Identified cost of investments..........             $3,170,049,441
                                                           ==============

 STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

     INVESTMENT INCOME
       Dividends........................                 $  49,083,751 (a)
       Interest.........................                     1,055,189 (b)
                                                        --------------
                                                            50,138,940
     EXPENSES
       Management fees.................. $   9,392,479
       Service and distribution fees--
        Class B.........................        16,351
       Directors' fees and expenses.....        11,746
       Custodian........................       512,171
       Audit and tax services...........        38,367
       Legal............................        16,605
       Printing.........................     1,725,144
       Insurance........................        23,892
       Miscellaneous....................         2,604
                                         -------------
       Total expenses before reductions.    11,739,359
       Expense reductions...............          (217)     11,739,142
                                         -------------  --------------
     NET INVESTMENT INCOME..............                    38,399,798
                                                        --------------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net.................    57,328,298
       Futures contracts--net...........    (1,775,057)     55,553,241
                                         -------------  --------------
     Unrealized appreciation
      (depreciation) on:
       Investments--net.................  (603,246,814)
       Futures contracts--net...........       749,117    (602,497,697)
                                         -------------  --------------
     Net gain (loss)....................                  (546,944,456)
                                                        --------------
     NET INCREASE (DECREASE) IN NET
      ASSETS FROM OPERATIONS............                ($ 508,544,658)
                                                        ==============


(a)Net of foreign taxes of $221,667
(b)Income on securities loaned $128,949

                See accompanying notes to financial statements.

                                    MSF-72

METROPOLITAN SERIES FUND, INC.
METLIFE STOCK INDEX PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS


                                                                       YEAR ENDED      YEAR ENDED
                                                                      DECEMBER 31,    DECEMBER 31,
                                                                          2001            2000
                                                                     --------------  --------------
FROM OPERATIONS
  Net investment income............................................. $   38,399,798  $   37,302,018
  Net realized gain (loss)..........................................     55,553,241      96,707,682
  Unrealized appreciation (depreciation)............................   (602,497,697)   (541,489,023)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   (508,544,658)   (407,479,323)
                                                                     --------------  --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
   Class A..........................................................    (10,400,646)    (37,803,271)
   Class B..........................................................        (12,649)              0
                                                                     --------------  --------------
                                                                        (10,413,295)    (37,803,271)
                                                                     --------------  --------------
  Net realized gain
   Class A..........................................................    (34,109,646)   (135,628,617)
   Class B..........................................................        (41,483)              0
                                                                     --------------  --------------
                                                                        (34,151,129)   (135,628,617)
                                                                     --------------  --------------
  TOTAL DISTRIBUTIONS...............................................    (44,564,424)   (173,431,888)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.    235,826,988     375,612,999
                                                                     --------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   (317,282,094)   (205,298,212)
NET ASSETS
  Beginning of the year.............................................  3,999,903,475   4,205,201,687
                                                                     --------------  --------------
  End of the year................................................... $3,682,621,381  $3,999,903,475
                                                                     ==============  ==============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the year................................................... $   27,964,663  $            0
                                                                     ==============  ==============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                    YEAR ENDED                      YEAR ENDED
                                                               DECEMBER 31, 2001                DECEMBER 31,2000
                                                               -------------------------- - ------------------------
                                                                 SHARES           $          SHARES        $
                                                               -----------  -------------  ---------- -------------
CLASS A
  Sales.......................................................  18,299,706  $ 573,304,366  11,848,663  $467,844,625
  Reinvestments...............................................   1,369,126     44,510,292   4,725,501   173,431,888
  Issued from Substitution....................................   8,014,575    265,683,177          --            --
  Redemptions................................................. (21,341,071)  (665,536,973) (6,738,929) (265,663,514)
                                                               -----------  -------------  ----------  -------------
  Net increase (decrease).....................................   6,342,336  $ 217,960,862   9,835,235  $375,612,999
                                                               ===========  =============  ==========  =============
CLASS B
  Sales.......................................................     682,269  $  20,889,333           0$             0
  Reinvestments...............................................       1,693         54,132           0              0
  Redemptions.................................................    (103,890)    (3,110,418)          0              0
                                                               -----------  -------------  ----------  -------------
  Net increase (decrease).....................................     580,072  $  17,833,047           0  $           0
                                                               ===========  =============  ==========  =============
CLASS E
  Sales.......................................................       1,071  $      33,079           $              0
  Reinvestments...............................................           0              0           0              0
  Redemptions.................................................           0              0           0              0
                                                               -----------  -------------  ----------  -------------
  Net increase (decrease).....................................       1,071  $      33,079           0  $           0
                                                               ===========  =============  ==========  =============
  Increase (decrease) derived from capital share transactions.   6,923,479  $ 235,826,988   9,835,235  $ 375,612,999
                                                               ===========  =============  ==========  =============

                See accompanying notes to financial statements.

                                    MSF-73

METROPOLITAN SERIES FUND, INC.
METLIFE STOCK INDEX PORTFOLIO

 FINANCIAL HIGHLIGHTS



                                                               CLASS A                                 CLASS B
                                     ----------------------------------------------------------   ------------------
                                                                                                  JANUARY 2, 2001(A)
                                                       YEAR ENDED DECEMBER 31,                          THROUGH
                                     ----------------------------------------------------------       DECEMBER 31,
                                        2001        2000        1999        1998        1997              2001
                                     ----------  ----------  ----------  ----------  ----------   ------------------
NET ASSET VALUE, BEGINNING
OF PERIOD.............................   $  35.26    $   40.59    $   35.38   $   28.78   $   22.23     $ 33.71
                                          ----------  ----------  ----------  ----------  ----------    -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income.............         0.33         0.34        0.37        0.37        0.34        0.17
  Net realized and unrealized gain
   (loss) on investments............        (4.59)      (4.07)        6.89        7.75        6.79       (3.45)
                                        ----------  ----------  ----------  ----------  ----------      -------
  Total from investment operations..        (4.26)      (3.73)       7.26        8.12        7.13        (3.28)
                                        ----------  ----------  ----------  ----------  ----------      -------
LESS DISTRIBUTIONS
  Distributions from net investment
   income...........................        (0.09)      (0.35)      (0.36)      (0.36)      (0.34        (0.09)
  Distributions from net realized
   capital gains....................        (0.31)      (1.25)      (1.69)      (1.16)      (0.24)       (0.31)
                                          ----------  ----------  ----------  ----------  ----------    -------
  Total distributions...............        (0.40)      (1.60)      (2.05)      (1.52)      (0.58)       (0.40)
                                          ----------  ----------  ----------  ----------  ----------    -------
NET ASSET VALUE, END OF
 PERIOD.............................   $    30.60  $    35.26  $    40.59  $    35.38  $    28.78       $30.03
                                         ==========  ==========  ==========  ==========  ==========    =======
TOTAL RETURN (%)....................        (12.2)       (9.3)       20.8        28.2        32.2       (9.8)(b)
Ratio of operating expenses to
 average net assets (%).............         0.31        0.28        0.29        0.30        0.33       0.56
(c)
Ratio of net investment income
to average net assets (%).............       1.02        0.88        1.01        1.21        1.47       0.83 (c)
Portfolio turnover rate (%).........          5           7           9          15          11            5
Net assets, end of period (000)..... $3,665,168  $3,999,903  $4,205,202  $3,111,919  $2,020,480      $17,421

                                        CLASS E
                                     --------------
                                     MAY 1, 2001(A)
                                        THROUGH
                                      DECEMBER 31,
                                          2001
                                     --------------
NET ASSET VALUE, BEGINNING OF
 PERIOD.............................     $33.45
                                         ------
INCOME FROM INVESTMENT
 OPERATIONS
  Net investment income.............       0.00
  Net realized and unrealized gain
   (loss) on investments............      (2.91)
                                         ------
  Total from investment operations..      (2.91)
                                         ------
LESS DISTRIBUTIONS
  Distributions from net investment
   income...........................       0.00
  Distributions from net realized
   capital gains....................       0.00
                                         ------
  Total distributions...............       0.00
                                         ------
NET ASSET VALUE, END OF
 PERIOD.............................     $30.54
                                         ======
TOTAL RETURN (%)....................       (8.7)(b)
Ratio of operating expenses to
 average net assets (%).............       0.46 (c)
Ratio of net investment income to
 average net assets (%).............       0.93 (c)
Portfolio turnover rate (%).........          5
Net assets, end of period (000).....     $   33


(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized  basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-74

METROPOLITAN SERIES FUND, INC.

 PUTNAM LARGE CAP GROWTH PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS



 INVESTMENT OBJECTIVE
 TO ACHIEVE CAPITAL APPRECIATION.

 INCEPTION DATE  5/1/00

 ASSET CLASS
 LARGE CAP GROWTH STOCKS

 NET ASSETS
 $55.72 MILLION

 PORTFOLIO MANAGER
 PUTNAM LARGE CAP GROWTH TEAM, WITH JEFFREY LINDSEY AS THE LEAD MANAGER

PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2001, the Class A shares of the Putnam Large Cap Growth Portfolio returned -30.8%, underperforming its benchmark, the Russell 1000 Growth Index/5/, which returned -20.4% for the same time period. The average return of the Portfolio's peer group, the Lipper Variable Insurance Product Large Cap Growth Funds universe/15/, was -21.9% for the year. The portfolio's performance can be attributed primarily to stock selection in technology (software) and health care (biotechnology). In addition, overweighting the lagging utilities sector detracted from performance.

PORTFOLIO ACTIVITY
2001 proved to be a difficult year for growth investing. The portfolio's investment process seeks to select stocks that are growing faster than the market with strong prospects for the future; this year we strove to look past the lagging economy to select companies that would maintain leadership positions in their respective industries when the economy strengthens.

Weakness in software (Veritas, BEA Systems) and biotechnology (Applied Biosystems) hindered performance throughout the period. Performance benefited from adept stock selection in the consumer staples sector in entertainment (Viacom) and media (Liberty Media).

In September, we reduced the portfolio's technology position substantially as the environment for technology companies declined. This strategy detracted from results as tech stocks bounced back from their post-September 11 lows more quickly than anticipated. In the final months of the year, we raised the technology weighting to match the benchmark as conditions improved. The portfolio began the year with a slight overweight to finance companies, but as investment opportunities presented themselves, we added holdings to reach a more substantial overweight. Weakness in the communications services industry prompted a decrease in our holdings in this area; as a result, the fund's weighting in this sector is now well below the benchmark.

PORTFOLIO OUTLOOK/A/
We believe that as the first quarter of 2002 progresses, we will see growing evidence of an economic recovery. Valuations, which looked cheap in late
September, are no longer compelling, so we are carefully choosing areas of opportunity. In particular, we are overweighting financials (investment banking and diversified financials) and utilities (natural gas and power producers), while underweighting the consumer cyclicals and energy sectors.

                             PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2001


                                                   % OF TOTAL
                   SECURITY                        NET ASSETS
                   ------------------------------------------

                   MICROSOFT CO...................    6.8%
                   PFIZER, INC....................    5.2
                   GENERAL ELECTRIC CO............    4.1
                   INTEL CORP.....................    3.7
                   WAL-MART STORES, INC...........    3.5
                   LOWE'S COS., INC...............    3.4
                   TYCO INTERNATIONAL, LTD........    3.0
                   JOHNSON & JOHNSON..............    2.8
                   MAXIM INTEGRATED PRODUCTS, INC.    2.8
                   SCHERING-PLOUGH CORP...........    2.6


                       A $10,000 INVESTMENT COMPARED TO
                  THE RUSSELL 1000 GROWTH INDEX SINCE 5/1/00

                                    [CHART]

             Putnam Large     Russell 1000
              Cap Growth      Growth Index
             ------------     ------------
4/00            10,000           10,000
12/00            7,301            7,603
12/01            5,050            6,051

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN
                            AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                 PUTNAM LARGE CAP    RUSSELL
                                 GROWTH PORTFOLIO  1000 GROWTH
                                 CLASS A CLASS E      INDEX

                 1 Year           -30.8%    N/A       -20.4%
                 Since Inception  -33.6   -17.9(a)    -26.0

--------------------------------------------------------------------------------

 (a) Inception date was May 1, 2001.
 Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                See footnotes to Portfolio Manager Commentary.

                                    MSF-75

METROPOLITAN SERIES FUND, INC.
PUTNAM LARGE CAP GROWTH PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--96.7% OF TOTAL NET ASSETS



                                                 VALUE
SHARES                                         (NOTE 1A)

       AEROSPACE & DEFENSE--0.6%
 3,200 Northrop Grumman Corp................. $   322,592
                                              -----------

       BANKS--1.2%
16,200 Bank of New York Co., Inc.............     660,960
                                              -----------

       BUSINESS SERVICES--1.2%
32,600 Cendant Corp. (b) (c).................     639,286
                                              -----------

       COMMUNICATION SERVICES--5.1%
25,900 AOL Time Warner, Inc..................     831,390
17,500 Univision Communications, Inc. (b) (c)     708,050
29,900 Viacom, Inc. (Class B) (b)............   1,320,085
                                              -----------
                                                2,859,525
                                              -----------

       COMMUNICATIONS--7.8%
77,100 Cisco Systems, Inc. (b)...............   1,396,281
39,000 Dell Computer Corp. (b)...............   1,060,020
19,500 Echostar Communications, Inc. (b) (c).     535,665
11,300 Nokia Corp. (ADR).....................     277,189
21,500 Qualcomm, Inc. (b)....................   1,085,750
                                              -----------
                                                4,354,905
                                              -----------

       COMPUTERS & BUSINESS EQUIPMENT--5.2%
12,700 Broadcom Corp. (c)....................     519,049
17,700 Hewlett Packard Co....................     363,558
10,300 International Business Machines Corp..   1,245,888
 4,800 KLA-Tencor Corp. (b)..................     237,888
34,700 LSI Logic Corp. (c)...................     547,566
                                              -----------
                                                2,913,949
                                              -----------

       CONGLOMERATES--7.0%
56,500 General Electric Co...................   2,264,520
28,100 Tyco International, Ltd. (c)..........   1,655,090
                                              -----------
                                                3,919,610
                                              -----------

       DRUGS & HEALTH CARE--21.5%
12,200 Allergan, Inc.........................     915,610
 9,500 Bristol-Myers Squibb Co...............     484,500
15,800 Eli Lilly & Co........................   1,240,932
15,400 HCA Healthcare Co.....................     593,516
18,300 King Pharmaceuticals, Inc. (b)........     770,979
12,400 McKesson Corp.........................     463,760
16,700 Medimmune, Inc. (b)...................     774,045
26,300 Medtronic, Inc........................   1,346,823
72,600 Pfizer, Inc...........................   2,893,110
40,300 Schering-Plough Corp..................   1,443,143
14,900 UnitedHealth Group, Inc...............   1,054,473
                                              -----------
                                               11,980,891
                                              -----------

                                                VALUE
SHARES                                        (NOTE 1A)

       ELECTRIC UTILITIES--0.7%
24,900 Mirant Corp.......................... $   398,898
                                             -----------

       ELECTRONICS--7.2%
65,800 Intel Corp...........................   2,069,410
29,500 Maxim Integrated Products, Inc. (b)..   1,549,045
34,600 Solectron Corp. (c)..................     390,288
                                             -----------
                                               4,008,743
                                             -----------

       FEDERAL AGENCIES--1.8%
12,800 Federal National Mortgage Association   1,017,600
                                             -----------

       FINANCIAL SERVICES--4.1%
12,900 Capital One Financial Corp. (c)......     695,955
13,400 Citigroup, Inc.......................     676,432
12,700 Lehman Brothers Holdings, Inc........     848,360
10,100 Providian Financial Corp. (c)........      35,855
                                             -----------
                                               2,256,602
                                             -----------

       FOOD & BEVERAGES--1.7%
10,400 Kraft Foods, Inc.....................     353,912
12,100 PepsiCo, Inc.........................     589,149
                                             -----------
                                                 943,061
                                             -----------

       GAS & PIPELINE UTILITIES--1.0%
20,770 Dynegy, Inc. (c).....................     529,635
                                             -----------

       HEALTH CARE--PRODUCTS--2.9%
26,800 Johnson & Johnson....................   1,583,880
                                             -----------

       HOUSEHOLD PRODUCTS--0.6%
 5,400 Colgate Palmolive Co.................     311,850
                                             -----------

       INSURANCE--2.2%
11,900 American International Group, Inc....     944,860
 2,800 Xl Capital, Ltd. (c).................     255,808
                                             -----------
                                               1,200,668
                                             -----------

       INVESTMENT BROKERAGE--1.9%
19,300 Morgan Stanley Dean Witter & Co......   1,079,642
                                             -----------

       RETAIL--8.8%
 4,800 Best Buy Co., Inc. (b) (c)...........     357,504
40,900 Lowe's Cos., Inc.....................   1,898,169
38,300 Starbucks Corp. (c)..................     729,615
33,500 Wal-Mart Stores, Inc.................   1,927,925
                                             -----------
                                               4,913,213
                                             -----------


                See accompanying notes to financial statements.

                                    MSF-76

METROPOLITAN SERIES FUND, INC.
PUTNAM LARGE CAP GROWTH PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)
                                             SHORT TERM INVESTMENTS--6.0%



                                                  VALUE
SHARES                                          (NOTE 1A)

       SEMICONDUCTORS--1.0%
23,900 Flextronics International, Ltd. (b) (c) $   573,361
                                               -----------

       SOFTWARE--10.3%
 4,700 Electronic Arts, Inc. (b)..............     281,765
11,200 Electronic Data Systems Corp...........     767,760
56,800 Microsoft Corp. (b)....................   3,763,000
 9,900 VeriSign, Inc. (b) (c).................     376,596
12,600 Veritas Software Corp. (b) (c).........     564,858
                                               -----------
                                                 5,753,979
                                               -----------

       TELEPHONE--0.6%
13,100 Sprint Corp. (PCS Group) (b) (c).......     319,771
                                               -----------

       TOBACCO--2.3%
28,000 Philip Morris Cos., Inc................   1,283,800
                                               -----------
       Total Common Stocks
        (Identified Cost $56,120,143).........  53,826,421
                                               -----------

   FACE                                           VALUE
  AMOUNT                                        (NOTE 1A)

           COMMERCIAL PAPER--6.0%
$3,353,000 Tyco Capital Corp. 1.600%, 01/02/02 $ 3,352,851
                                               -----------
           Total Short Term Investments
            (Identified Cost $3,352,851)......   3,352,851
                                               -----------
           Total Investments--102.7%
            (Identified Cost $59,472,994) (a).  57,179,272
           Other assets less liabilities......  (1,517,280)
                                               -----------
           TOTAL NET ASSETS--100%............. $55,661,992
                                               ===========
 (a)Federal Tax Information:
   At December 31, 2001 the net unrealized depreciation on investments based on cost of $62,171,628 for federal income tax purposes was as follows:


     Aggregate gross unrealized appreciation for all
     investments in which there is an excess of value over
     tax cost................................................... $ 2,571,380
     Aggregate gross unrealized depreciation for all
     investments in which there is an excess of tax cost over
     value......................................................  (7,563,736)
                                                                 -----------
     Net unrealized depreciation................................ $(4,992,356)
                                                                 ===========

(b)Non-Income producing security.
(c)A portion or all of the security was on loan. As of December 31, 2001, the market value of securities loaned was $4,924,518 with collateral backing valued at $5,127,525.

Key to Abbreviations:
ADR--An American Depositary Receipt (ADR) is a certificate issued by a Custodian
     Bank representing the right to receive securities of the foreign issuer described. The value of ADRs is significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.

                                    MSF-77

METROPOLITAN SERIES FUND, INC.
PUTNAM LARGE CAP GROWTH PORTFOLIO


 STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2001


       ASSETS
         Investments at value..................            $ 57,179,272
         Cash..................................                  87,578
         Receivable for:
          Securities sold......................                  55,577
          Fund shares sold.....................                 172,852
          Dividends and interest...............                  33,071
          Collateral for securities loaned.....               5,127,525
          Prepaid expense......................                     500
                                                           ------------
           Total Assets........................              62,656,375
       LIABILITIES
         Payable for:
          Fund shares redeemed................. $   41,004
          Securities purchased.................  1,769,143
          Return of collateral for securities
           loaned..............................  5,127,525
         Accrued expenses:
          Management fees......................     34,119
          Service and distribution fees
           Class E.............................        112
          Other expenses.......................     22,480
                                                ----------
           Total Liabilities...................               6,994,383
                                                           ------------
       NET ASSETS..............................            $ 55,661,992
                                                           ============
         Net assets consist of:
          Capital paid in......................            $ 81,454,595
          Accumulated net realized gains
           (losses)............................             (23,498,881)
          Unrealized appreciation
           (depreciation) on investments.......              (2,293,722)
                                                           ------------
       NET ASSETS..............................            $ 55,661,992
                                                           ============
       Computation of offering price:
       CLASS A
       Net asset value and redemption price per
        share ($54,625,911 divided by
        10,817,416 shares of beneficial
        interest)..............................            $       5.05
                                                           ============
       CLASS E
       Net asset value and redemption price per
        share ($1,036,081 divided by 205,466
        shares of beneficial interest).........            $       5.04
                                                           ============
       Identified cost of investments..........            $ 59,472,994
                                                           ============


 STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001


     INVESTMENT INCOME
       Dividends................................           $    247,779
       Interest.................................                102,623 (a)
                                                           ------------
                                                                         350,402
     EXPENSES
       Management fees.......................... $372,724
       Service and distribution fees--Class E...      218
       Directors fees and expenses..............   11,798
       Custodian................................   80,840
       Audit and tax services...................   14,279
       Legal....................................      166
       Printing.................................   36,759
       Insurance................................    2,553
       Miscellaneous............................      386
                                                 --------
         Total expenses before reimbursements...  519,723
       Expense reimbursements...................  (53,601)      466,122
                                                 --------  ------------
     NET INVESTMENT LOSS........................               (115,720)
                                                           ------------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net.........................            (20,314,890)
     Unrealized appreciation (depreciation) on:
       Investments--net.........................              4,507,905
                                                           ------------
     Net gain (loss)............................            (15,806,985)
                                                           ------------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS...........................           $(15,922,705)
                                                           ============

(a)Income on securities loaned $10,075

                See accompanying notes to financial statements.

                                    MSF-78

METROPOLITAN SERIES FUND, INC.
PUTNAM LARGE CAP GROWTH PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS

                                                                                      MAY 1,
                                                                                     2000(A)
                                                                      YEAR ENDED     THROUGH
                                                                     DECEMBER 31,  DECEMBER 31,
                                                                         2001          2000
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment loss............................................... $   (115,720) $    (30,622)
  Net realized gain (loss)..........................................  (20,314,890)   (3,183,991)
  Unrealized appreciation (depreciation)............................    4,507,905    (6,801,627)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................  (15,922,705)  (10,016,240)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   34,652,949    46,947,988
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   18,730,244    36,931,748

NET ASSETS
  Beginning of the year.............................................   36,931,748             0
                                                                     ------------  ------------
  End of the year................................................... $ 55,661,992  $ 36,931,748
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the year................................................... $          0  $          0
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                                             MAY 1, 2000(A)
                                                                      YEAR ENDED                 THROUGH
                                                                   DECEMBER 31, 2001        DECEMBER 31, 2000
                                                               ------------------------  ----------------------
                                                                 SHARES         $         SHARES         $
                                                               ----------  ------------  ---------  -----------
CLASS A
  Sales.......................................................  8,253,888  $ 47,016,285  5,263,177  $48,463,032
  Redemptions................................................. (2,502,439)  (13,378,102)  (197,210)  (1,515,044)
                                                               ----------  ------------  ---------  -----------
  Net increase (decrease).....................................  5,751,449  $ 33,638,183  5,065,967  $46,947,988
                                                               ==========  ============  =========  ===========
CLASS E
  Sales.......................................................    227,476  $  1,120,891          0  $         0
  Redemptions.................................................    (22,010)     (106,125)         0            0
                                                               ----------  ------------  ---------  -----------
  Net increase (decrease).....................................    205,466  $  1,014,766          0  $         0
                                                               ==========  ============  =========  ===========
  Increase (decrease) derived from capital share transactions.  5,956,915  $ 34,652,949  5,065,967  $46,947,988
                                                               ==========  ============  =========  ===========

(a)Commencement of operations.

                See accompanying notes to financial statements.

                                    MSF-79

METROPOLITAN SERIES FUND, INC.
PUTNAM LARGE CAP GROWTH PORTFOLIO

 FINANCIAL HIGHLIGHTS



                                                                                        CLASS A
                                                                                -----------------------
                                                                                               MAY 1, 2000(A)
                                                                                YEAR ENDED       THROUGH
                                                                               DECEMBER 31,    DECEMBER 31,
                                                                              ------------    --------------
                                                                                2001               2000
                                                                              ------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................... $  7.29         $    10.00
                                                                               -------            -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment loss.........................................................  (0.01)            (0.01)
  Net realized and unrealized gain (loss) on investments....................... (2.23)            (2.70)
                                                                                ------            ------
  Total from investment operations............................................  (2.24)            (2.71)
                                                                                ------            ------
NET ASSET VALUE, END OF PERIOD................................................$  5.05          $   7.29
                                                                               =======           =======
TOTAL RETURN (%)............................................................... (30.8)            (27.1)(b)
Ratio of operating expenses to average net assets (%)........................... 1.00              1.00 (c)
Ratio of net investment loss to average net assets (%)......................... (0.25)            (0.23)(c)
Portfolio turnover rate (%)........................................................77                70 (c)
Net assets, end of period (000).............................................. $54,626          $ 36,932
The Ratios of operating expenses to average net assets without giving effect to
the voluntary expense agreement would have been (%)...........................   1.12              1.39 (c )

                                                                                                 CLASS E
                                                                                              --------------
                                                                                              MAY 1, 2001(A)
                                                                                                 THROUGH
                                                                                               DECEMBER 31,
                                                                                              --------------
                                                                                                   2001
                                                                                              --------------
NET ASSET VALUE, BEGINNING OF PERIOD.........................................................     $ 6.14
                                                                                                  ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment loss........................................................................      (0.01)
  Net realized and unrealized gain (loss) on investments.....................................      (1.09)
                                                                                                  ------
  Total from investment operations...........................................................      (1.10)
                                                                                                  ------
NET ASSET VALUE, END OF PERIOD...............................................................     $ 5.04
                                                                                                  ======
TOTAL RETURN (%).............................................................................      (17.9)(b)
Ratio of operating expenses to average net assets (%)........................................       1.15 (c)
Ratio of net investment loss to average net assets (%).......................................      (0.35)(c)
Portfolio turnover rate (%)..................................................................         77
Net assets, end of period (000)..............................................................     $1,036
The Ratios of operating expenses to average net assets without giving effect to the voluntary
 expense agreement would have been (%).......................................................       1.27 (c)

(a)Commencement of operations.
(b)Periods  less  than  one  year  are  not  computed  on an  annualized  basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-80

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS


 INVESTMENT OBJECTIVE
 LONG-TERM GROWTH OF CAPITAL AND INCOME, AND MODERATE CURRENT INCOME.

 INCEPTION DATE  6/24/83

 ASSET CLASS
 LARGE CAP STOCKS

 NET ASSETS
 $2.5 BILLION

 PORTFOLIO  MANAGER
 JOHN T. WILSON CFA

PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2001, the Class A shares of the State Street Research Investment Trust Portfolio returned -17.0%. The portfolio underperformed the Standard & Poor's 500 Index/3/, which returned -11.9% for the period. The average return of the Portfolio's peer group, the Lipper Variable Insurance Products Large Cap Core Funds universe/15/, was -13.0% for the year. The portfolio's performance can be attributed primarily to a weak stock market and a slowing economy, which put pressure on corporate earnings for the year.

PORTFOLIO ACTIVITY
Underperformance in the first and third quarters put a damper on the portfolio's overall performance relative to the index and peer group. Disappointments in the technology sector early in the year led us to revise our expectations for a speedy economic recovery. Emphasis on financial services, selected technology and media stocks gave the fund a boost in the second quarter. However, the events of September 11 hit the portfolio particularly hard as key holdings in consumer discretionary, insurance, and technology stocks dropped sharply. The battered telecommunications sector fell even further, and although we were underweighted in the sector, it was a drag on performance. In the third and fourth quarters, we began to position the portfolio to benefit from an overall economic and market recovery. We added to the portfolio's exposure to semiconductor stocks and raised the portfolio's weighting in technology in general. Although the economy did not pick up, the market rebounded strongly in the fourth quarter and these stocks benefited, as did investments in other segments that had been depressed earlier in the year, such as insurance and oil service stocks. Despite these bright spots, a weak economy and declining corporate profits took their toll on the U.S. stock market for the year.

PORTFOLIO OUTLOOK/A/
We are beginning to see signs that the U.S. economy is stabilizing and hints of improvement in some of the companies represented in the portfolio. Although we still expect a seesaw pattern of good news and bad news in the first half of 2002, on balance we believe that the U.S. economy is on a recovery trajectory. In fact, the economy appears to have performed better than expected in the aftermath of September 11.

We expect a solid but unspectacular recovery in 2002. There is little to drive a big surge in consumer demand. We expect earnings growth to pick up after a tough year in 2001, but we also believe the environment will favor careful stock selection. Our goal is to seek additional ways to leverage the expected improvement in the economy and earnings for the year ahead. We will look for specific opportunities in industrial and commodity-related sectors. Financial services, telecommunications, and energy stocks present opportunity with lowered valuations. We also expect small company stocks to have a performance advantage over large company stocks, and will focus on the lower end of the large-cap range where the portfolio is invested. Finally, we will continue to keep a defensive component in the portfolio as a hedge against volatility and uncertainty in the period ahead.

                             PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2001


                                                       % OF TOTAL
               SECURITY                                NET ASSETS
               --------------------------------------------------

               INTEL CORP.............................    4.5%
               MICROSOFT CORP.........................    3.9
               J.P. MORGAN CHASE & CO.................    3.8
               ACE, INC...............................    3.0
               CITIGROUP, INC.........................    2.9
               GENERAL ELECTRIC CO....................    2.8
               PFIZER, INC............................    2.7
               AOL TIME WARNER........................    2.6
               PHARMACIA..............................    2.5
               TARGET CORP............................    2.3


       A $10,000 INVESTMENT COMPARED TO THE S&P 500 INDEX SINCE 12/31/91


                                    [CHART]

           State Street
       Research Investment
              Trust         S&P 500 Index
       -------------------  -------------
12/91       $10,000            $10,000
12/92        11,156             10,761
12/93        12,762             11,843
12/94        12,349             11,999
12/95        16,438             16,502
12/96        20,086             20,289
12/97        25,782             27,055
12/98        33,040             34,787
12/99        39,144             42,106
12/00        36,728             38,276
12/01        30,483             33,730

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN
                            AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------

                              SSR INVESTMENT TRUST
                           CLASS A CLASS B   CLASS E   S&P 500 INDEX

           1 Year           -17.0%    N/A       N/A        -11.9%
           3 Years           -2.7     N/A       N/A         -1.0
           5 Years            8.7     N/A       N/A         10.7
           10 Y`ears         11.8     N/A       N/A         12.9
           Since Inception   12.5   -11/5(a)  -11.4(a)      14.1

--------------------------------------------------------------------------------

(a)Inception date was May 1, 2001.
 Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                See footnotes to Portfolio Manager Commentary.

                                    MSF-81

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--94.7% OF TOTAL NET ASSETS




                                                      VALUE
 SHARES                                             (NOTE 1A)

          AEROSPACE & DEFENSE--2.0%
  265,800 Lockheed Martin Corp................... $   12,404,886
  581,500 United Technologies Corp...............     37,582,345
                                                  --------------
                                                      49,987,231
                                                  --------------

          BANKS--5.6%
1,056,100 Bank One Corp..........................     41,240,705
  402,200 Bank of America Corp...................     25,318,490
1,397,664 Citigroup, Inc.........................     70,554,079
                                                  --------------
                                                     137,113,274
                                                  --------------

          BIOTECHNOLOGY--1.9%
  282,200 Forest Laboratories, Inc. (b) (c)......     23,126,290
  412,900 Genzyme Corp. (b)......................     24,716,194
                                                  --------------
                                                      47,842,484
                                                  --------------

          BROADCASTING--1.8%
1,594,000 USA Networks, Inc. (b).................     43,532,140
                                                  --------------

          BUSINESS SERVICES--3.4%
2,298,100 Cendant Corp. (b)......................     45,065,741
1,210,600 Waste Management, Inc..................     38,630,246
                                                  --------------
                                                      83,695,987
                                                  --------------

          CHEMICALS--1.0%
  554,500 E. I. du Pont de Nemours...............     23,571,795
                                                  --------------

          COMMUNICATION SERVICES--5.9%
1,989,700 AOL Time Warner, Inc...................     63,869,370
  673,200 SBC Communications, Inc................     26,369,244
1,245,362 Viacom, Inc. (Class B) (b).............     54,982,732
                                                  --------------
                                                     145,221,346
                                                  --------------

          COMPUTERS & BUSINESS EQUIPMENT--8.9%
  919,300 Advanced Micro Devices, Inc. (b).......     14,580,098
1,169,700 American Tower Corp. (c)...............     11,077,059
1,795,600 Cisco Systems, Inc. (b)................     32,518,316
1,598,500 Flextronics International, Ltd. (b) (c)     38,348,015
  410,400 International Business Machines........     49,641,984
  135,600 Qualcomm, Inc. (b).....................      6,847,800
1,977,600 Sun Microsystems, Inc..................     24,324,480
1,440,300 Texas Instruments, Inc.................     40,328,400
                                                  --------------
                                                     217,666,152
                                                  --------------

          CONGLOMERATES--4.6%
1,727,700 General Electric Co....................     69,246,216
  727,400 Tyco International, Ltd................     42,843,860
                                                  --------------
                                                     112,090,076
                                                  --------------


                                                        VALUE
 SHARES                                               (NOTE 1A)

          COSMETICS & TOILETRIES--0.5%
  260,900 Avon Products, Inc....................... $   12,131,850
                                                    --------------

          DOMESTIC OIL--4.4%
  341,800 Anadarko Petroleum Corp..................     19,431,330
  913,600 ExxonMobil Corp..........................     35,904,480
1,547,300 Ocean Energy, Inc. (b)...................     29,708,160
  474,600 Royal Dutch Petroleum Co. (ADR)..........     23,264,892
                                                    --------------
                                                       108,308,862
                                                    --------------

          DRUGS & HEALTH CARE--10.3%
  172,300 Amgen, Inc. (b)..........................      9,724,612
  555,500 Baxter International, Inc................     29,791,465
  523,600 Biogen, Inc..............................     30,028,460
  113,000 Laboratory Corp. America Holdings (b) (c)      9,136,050
1,642,425 Pfizer, Inc..............................     65,450,636
1,446,100 Pharmacia Corp...........................     61,676,165
  683,500 Schering-Plough Corp.....................     24,476,135
  413,200 Sepracor, Inc. (b) (c)...................     23,577,192
                                                    --------------
                                                       253,860,715
                                                    --------------

          ELECTRONICS--4.5%
3,520,500 Intel Corp...............................    110,719,725
                                                    --------------

          FEDERAL AGENCIES--1.7%
  524,800 Federal National Mortgage Association....     41,721,600
                                                    --------------

          FINANCIAL SERVICES--1.7%
1,152,250 J.P. Morgan Chase & Co...................     41,884,288
                                                    --------------

          FOOD & BEVERAGES--3.7%
  621,500 Coca Cola Co.............................     29,303,725
  648,900 Kraft Foods, Inc.........................     22,082,067
  819,800 PepsiCo, Inc.............................     39,916,062
                                                    --------------
                                                        91,301,854
                                                    --------------

          HEALTH CARE--PRODUCTS--2.7%
  475,500 Johnson & Johnson........................     28,102,050
  488,100 Procter & Gamble Co......................     38,623,353
                                                    --------------
                                                        66,725,403
                                                    --------------

          HOTELS & RESTAURANTS--1.4%
1,308,400 McDonald's Corp..........................     34,633,348
                                                    --------------

          HOUSEHOLD APPLIANCES & HOME FURNISHINGS--0.9%
  820,000 Gemstar-TV Guide International, Inc. (c).     22,714,000
                                                    --------------

          INSURANCE--4.1%
1,855,615 ACE, Ltd. (c)............................     74,502,942
  179,400 Prudential Financial, Inc................      5,954,286


                See accompanying notes to financial statements.

                                    MSF-82

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)
                                             SHORT TERM INVESTMENTS--5.6%



                                                        VALUE
 SHARES                                              (NOTE 1A)

          INSURANCE--(CONTINUED)
  482,700 The St. Paul Cos., Inc.................. $   21,224,319
                                                   --------------
                                                      101,681,547
                                                   --------------

          INVESTMENT BROKERAGE--1.8%
  794,100 Morgan Stanley Dean Witter & Co.........     44,421,954
                                                   --------------

          MUTUAL FUNDS--0.8%
  471,000 Nasdaq 100 Trust........................     18,326,610
                                                   --------------

          PAPER & FOREST--1.8%
1,114,800 International Paper Co..................     44,982,180
                                                   --------------

          PETROLEUM SERVICES--1.7%
1,240,700 Noble Drilling Corp. (b)................     42,233,428
                                                   --------------

          RAILROADS & EQUIPMENT--0.9%
  643,700 CSX Corp................................     22,561,685
                                                   --------------

          RETAIL--6.2%
  885,500 Home Depot, Inc.........................     45,169,355
1,362,400 Target Corp.............................     55,926,520
  899,900 Wal-Mart Stores, Inc....................     51,789,245
                                                   --------------
                                                      152,885,120
                                                   --------------

          SOFTWARE--5.4%
  457,800 Intuit, Inc. (b)........................     19,584,684
  190,000 Mercury Interactive Corp. (b) (c).......      6,456,200
1,431,400 Microsoft Corp. (b).....................     94,830,250
  873,900 Peregrine Systems, Inc. (b).............     12,959,937
                                                   --------------
                                                      133,831,071
                                                   --------------

          TELEPHONE--3.8%
1,759,900 Qwest Communications International, Inc.     24,867,387
1,843,300 Sprint Corp. (PCS Group) (b) (c)........     44,994,953
1,714,100 Worldcom, Inc...........................     24,134,528
                                                   --------------
                                                       93,996,868
                                                   --------------

          TOBACCO--1.3%
  675,700 Philip Morris Cos., Inc.................     30,980,845
                                                   --------------
          Total Common Stocks
           (Identified Cost $2,279,881,470).......  2,330,623,438
                                                   --------------

   FACE                                               VALUE
  AMOUNT                                            (NOTE 1A)

            COMMERCIAL PAPER--5.6%
$24,694,000 AIG Funding, Inc.
             1.760%, 01/18/02.................... $   24,673,477
 12,949,000 American Express Credit Corp.
             1.970%, 1/2/02......................     12,948,291
    455,000 General Electric Capital Corp.
             1.900% 1/4/02.......................        454,928
 15,000,000 Goldman Sachs Group, L.P.
             1.950%, 1/3/02......................     14,998,375
 13,950,000 Goldman Sachs Group, L.P.
             1.750%, 1/8/02......................     13,945,253
  9,486,000 Household Finance Corp.
             1.700%, 01/04/02....................      9,484,656
 27,651,000 J.P. Morgan Chase & Co.
             1.850%, 01/14/02....................     27,632,528
 25,000,000 J.P. Morgan Chase & Co.
             1.730%, 02/11/02....................     24,950,743
  8,411,000 Verizon Network Fund
             1.880%, 01/29/02....................      8,398,701
                                                  --------------
                                                     137,486,952
                                                  --------------
            Total Short Term Investments
             (Identified Cost $137,486,952)......    137,486,952
                                                  --------------
            Total Investments--100.3%
             (Identified Cost $2,417,368,422) (a)  2,468,110,390
            Other assets less liabilities........     (7,911,271)
                                                  --------------
            TOTAL NET ASSETS--100%............... $2,460,199,119
                                                  ==============

 (a)Federal Tax Information:
   At December 31, 2001 the net unrealized appreciation on investments based on cost of $2,429,768,261 for federal income tax purposes was as follows:


       Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value
       over tax cost......................................... $ 217,482,968
       Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax cost
       over value............................................  (179,140,839)
                                                              -------------
       Net unrealized appreciation........................... $  38,342,129
                                                              =============


(b)Non-Income producing security.
(c)A portion or all of the security was on loan. As of December 31, 2001, the market value of securities loaned was $79,481,116 with collateral backing valued at $82,786,688.

Key to Abbreviations:
ADR-- AnAmerican Depositary Receipt (ADR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The value of ADRs is significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.

                                    MSF-83

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO

 STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2001


      ASSETS
        Investments at value..................             $2,468,110,390
        Receivable for:
         Securities sold......................                 11,064,891
         Fund shares sold.....................                    251,209
         Dividends and interest...............                  2,069,858
         Collateral for securities loaned.....                 82,786,688
         Prepaid expenses.....................                    132,345
                                                           --------------
          Total Assets........................              2,564,415,381
      LIABILITIES
        Payable for:
         Fund shares redeemed................. $   750,542
         Securities purchased.................  18,209,356
         Due to custodian bank................   1,409,348
         Return of collateral for securities
          loaned..............................  82,786,688
        Accrued expenses:
         Management fees......................   1,002,120
         Service and distribution fees
          Class B.............................         473
         Other expenses.......................      57,735
                                               -----------
          Total Liabilities...................                104,216,262
                                                           --------------
      NET ASSETS..............................             $2,460,199,119
                                                           ==============
        Net assets consist of:
         Capital paid in......................             $2,664,010,694
         Undistributed net investment
          income..............................                 11,271,956
         Accumulated net realized gains
          (losses)............................               (265,825,499)
         Unrealized appreciation
          (depreciation) on
          investments.........................                 50,741,968
                                                           --------------
      NET ASSETS..............................             $2,460,199,119
                                                           ==============
      Computation of offering price:
      CLASS A
        Net asset value and redemption
         price per share ($2,457,338,764
         divided by 94,486,018 shares of
         beneficial interest).................             $        26.01
                                                           ==============
      CLASS B
      Net asset value and redemption price
       per share ($2,849,192 divided by
       110,433 shares of beneficial
       interest)..............................             $        25.80
                                                           ==============
      CLASS E
      Net asset value and redemption price
       per share ($11,163 divided by 431
       shares of beneficial interest).........             $        25.89
                                                           ==============
      Identified cost of investments..........             $2,417,368,422
                                                           ==============

 STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001


      INVESTMENT INCOME
        Dividends...........................              $  23,591,054
        Interest............................                  5,869,811(a)
                                                          -------------
                                                             29,460,865

      EXPENSES
        Management fees..................... $12,961,977
        Service and distribution fees--
         Class B............................       1,334
        Directors fees and expenses.........      11,747
        Custodian...........................     343,791
        Audit and tax services..............      30,946
        Legal...............................       9,444
        Printing............................   1,026,955
        Insurance...........................      17,585
        Miscellaneous.......................         540
                                             -----------
         Total expenses before reductions...  14,404,319
         Expense reductions.................    (747,982)    13,656,337
                                             -----------  -------------
      NET INVESTMENT INCOME.................                 15,804,528
                                                          -------------
      REALIZED AND UNREALIZED GAIN
       (LOSS) Realized gain (loss) on:
        Investments--net....................               (251,930,862)
      Unrealized appreciation (depreciation)
       on:
        Investments--net....................               (313,784,015)
                                                          -------------
      Net gain (loss).......................               (565,714,877)
                                                          -------------
      NET INCREASE (DECREASE) IN NET
       ASSETS FROM OPERATIONS...............              $(549,910,349)
                                                          =============

(a)Income on securities loaned $155,694

                See accompanying notes to financial statements.

                                    MSF-84

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS



                                                                       YEAR ENDED      YEAR ENDED
                                                                      DECEMBER 31,    DECEMBER 31,
                                                                          2001            2000
                                                                     --------------  --------------
FROM OPERATIONS
  Net investment income............................................. $   15,804,528  $   17,389,307
  Net realized gain (loss)..........................................   (251,930,862)    356,979,192
  Unrealized appreciation (depreciation)............................   (313,784,015)   (589,040,799)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   (549,910,349)   (214,672,300)
                                                                     --------------  --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
   Class A..........................................................    (21,911,871)              0
                                                                     --------------  --------------
  Net realized gain
   Class A..........................................................   (367,325,777)    (39,952,468)
                                                                     --------------  --------------
  TOTAL DISTRIBUTIONS...............................................   (389,237,648)    (39,952,468)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.    120,383,739     (89,727,501)
                                                                     --------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   (818,764,258)   (344,352,269)

NET ASSETS
  Beginning of the year.............................................  3,278,963,377   3,623,315,646
                                                                     --------------  --------------
  End of the year................................................... $2,460,199,119  $3,278,963,377
                                                                     ==============  ==============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the year................................................... $   11,271,956  $   17,389,307
                                                                     ==============  ==============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                       YEAR ENDED                   YEAR ENDED
                                                                    DECEMBER 31, 2001           DECEMBER 31,2000
                                                               --------------------------  -------------------------
                                                                 SHARES           $          SHARES           $
CLASS A                                                        -----------  -------------  ----------   ------------
  Sales.......................................................   2,310,323  $  63,987,682   1,982,540     $79,707,644
  Reinvestments...............................................  13,763,708    389,237,648     949,892      39,952,468
  Redemptions................................................. (11,827,845)  (335,679,032) (5,267,751)   (209,387,613)
                                                               -----------  -------------  ----------    -------------
  Net increase (decrease).....................................   4,246,186  $ 117,546,298  (2,335,319)   $(89,727,501)
                                                                ===========  =============  ===========  =============
CLASS B
  Sales.......................................................     127,824  $   3,253,084           0    $           0
  Reinvestments...............................................           0              0           0                0
  Redemptions.................................................     (17,391)      (426,821)          0                0
                                                               -----------  -------------  ----------    -------------
  Net increase (decrease).....................................     110,433  $   2,826,263           0    $           0
                                                               ===========  =============  ==========    =============
CLASS E
  Sales.......................................................         435  $      11,265           0    $           0
  Reinvestments...............................................           0              0           0                0
  Redemptions.................................................          (4)           (87)          0                0
                                                               -----------  -------------  ----------    -------------
  Net increase (decrease).....................................         431  $      11,178           0    $           0
                                                               ===========  =============  ==========    =============
  Increase (decrease) derived from capital share transactions.   4,357,050  $ 120,383,739  (2,335,319)   $ (89,727,501)
                                                               ===========  =============  ==========    =============

                See accompanying notes to financial statements.

                                    MSF-85

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO

 FINANCIAL HIGHLIGHTS



                                                              CLASS A                             CLASS B              CLASS E
                                  -------------------------------------------------------   --------------      --------------
                                                                                              MAY 1, 2001(A)       MAY 1, 2001(A)
                                                      YEAR ENDED DECEMBER 31,                     THROUGH              THROUGH
                                   ---------------------------------------------------------    DECEMBER 31,        DECEMBER 31,
                                       2001        2000        1999        1998        1997        2001                2001
                                  ----------  ----------  ----------  ----------  ----------  --------------      --------------
NET ASSET VALUE,
BEGINNING OF PERIOD...$              36.34  $    39.14  $    37.10  $    31.92  $    30.51        $29.14             $29.23
                                  ----------  ----------  ----------  ----------  ----------   ------------      ---------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net investment income.              0.18        0.19        0.23        0.36        0.44          0.02               0.01
  Net realized and unrealized
   gain(loss)on investments.....     (6.00)      (2.55)       6.38        8.52        7.72         (3.36)             (3.35)
                                  ----------  ----------  ----------  ----------  ----------       ------             ------
  Total from investment
   operations...................     (5.82)      (2.36)       6.61        8.88        8.16         (3.34)             (3.34)
                                  ----------  ----------  ----------  ----------  ----------       ------             ------
LESS DISTRIBUTIONS
  Distributions from net
   investment income.............    (0.25)       0.00       (0.24)      (0.36)      (0.44)         0.00               0.00
  Distributions from net realized
   capital gains..................   (4.26)      (0.44)      (4.33)      (3.34)      (6.31)         0.00               0.00
                                   ----------  ----------  ----------  ----------  ----------      ------             ------
   Total distributions............   (4.51)      (0.44)      (4.57)      (3.70)      (6.75)         0.00               0.00
                                   ----------  ----------  ----------  ----------  ----------      ------             ------
NET ASSET VALUE, END
OF PERIOD........................$   26.01    $  36.34     $ 39.14     $ 37.10    $  31.92        $25.80             $25.89
                                   ==========  ==========  ==========  ==========  ==========     ======             ======
TOTAL RETURN (%)..................   (17.0)       (6.2)       18.5        28.2        28.4         (11.5)(b)          (11.4)(b)
Ratio of operating expenses to
 average net assets before
 expense reductions (%)...........    0.53        0.50        0.49        0.53        0.43           0.78(c)           0.68 (c)
Ratio of operating expenses
to average net assets after
 expense reductions (%) (d).......    0.50        0.49          --          --          --           0.75(c)           0.65 (c)
Ratio of net investment income
to  average net assets (%)..........  0.58        0.48        0.59        1.04        1.37           0.45(c)           0.43 (c)
Portfolio turnover rate (%).......     101          86          83          74          83            101               101
  Net assets, end of period
   (000)....................... $2,457,339  $3,278,964  $3,623,316  $3,112,081  $2,349,062         $2,849            $   11

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-86

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS


 INVESTMENT OBJECTIVE
 TO ACHIEVE LONG-TERM CAPITAL GROWTH, AND SECONDARILY, DIVIDEND INCOME.

 INCEPTION DATE  11/9/98

 ASSET CLASS
 LARGE CAP STOCKS

 NET ASSETS
 $173.2 MILLION

 PORTFOLIO  MANAGER
 ROBERT GENDELMAN

PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2001, the Class A shares of the T. Rowe Price Large Cap Growth Portfolio returned -9.9%, compared to its benchmark return of -13.8%, which is comprised of 80% of the Standard & Poor's 500 Index/3/ (S&P
500) and 20% of the Morgan Stanley Capital International (MSCI) EAFE(R) Index/6/. The average return of the Portfolio's peer group, the Lipper Variable Insurance Product Large Cap Growth Funds universe/15/, was -21.9% for the year. For the 12-month period, technology and telecom stocks detracted from results, while healthcare providers and processing companies provided gains.

PORTFOLIO ACTIVITY
MARKET ENVIRONMENT
Even as the economy weakened, economically sensitive stocks showed a strong rally after bottoming on September 21. The rationale for this movement was that fears regarding the corporate effects of the tragedy very quickly became reality, and the sudden drop in fundamentals created a floor from which business could improve. Investors began to discount this expected improvement rapidly as lower interest rates and improved liquidity helped move the market higher. By the end of the year, while still in the midst of a poor economy, the market acted as though it was certain of a recovery, and only slightly unsure of its timing.

PORTFOLIO HIGHLIGHTS
Our sector allocations remained relatively unchanged over the period. An overweighted position in the consumer discretionary sector aided our performance. At the same time, underweighting telecommunications services was beneficial over 12 months and mixed for the last six months of the year. The ownership of data processing companies like First Data, and health care service companies, including UnitedHealth Group helped your portfolio. On the downside, software stocks had a difficult year, and in spite of solid fourth-quarter performance, diversified financial firms detracted from annual returns. Most of our portfolio changes through the last six months targeted increasing the portfolio's economic sensitivity.

PORTFOLIO OUTLOOK/A/
We are generally optimistic that the economy and the markets will be stronger in 2002. What keeps us from a greater enthusiasm is the fact that consumer spending remained relatively strong during the downturn, and therefore we expect a more modest recovery than normal. In addition, capital spending was stronger than expected in the late 1990s, before its recent downturn, and could be slower to recover.

                             PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2001


                                                   % OF TOTAL
                  SECURITY                         NET ASSETS
                  -------------------------------------------

                  CITIGROUP, INC..................    4.2%
                  FEDERAL HOME LOAN MORTGAGE CORP.    3.5
                  PFIZER, INC.....................    3.1
                  TYCO INTERNATIONAL, LTD.........    2.5
                  UNITEDHEALTH GROUP INC..........    2.5
                  FIRST DATA CORP.................    2.4
                  MICROSOFT CORP..................    2.2
                  GENERAL ELECTRIC CO.............    2.2
                  AMERICAN HOME PRODUCTS CORP.....    2.0
                  VODAFONE AIRTOUCH, PLC..........    2.0



                       A $10,000 INVESTMENT COMPARED TO
                80% S&P500 / 20% MSCI EAFE INDEX SINCE 11/9/98



                                    [CHART]

              T. Rowe Price        80% S&P 500/
            Large Cap Growth      20% MSCI EAFE
                                      Index
                -------             --------
11/98            10,000              10,000
12/98            11,028              11,159
12/99            13,479              13,648
12/00            13,412              12,276
12/01            12,084              10,579


--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS
                            AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
                     T. ROWE PRICE
                                  LARGE CAP GROWTH
                                                   80% S&P/20%
                                                    MSCI EAFE
                                  CLASS A CLASS E     INDEX

                  1 Year           -9.9%    N/A       -13.8%
                  3 Years           3.1     N/A        -1.8
                  5 Years           N/A     N/A         N/A
                  10 Years          N/A     N/A         N/A
                  Since Inception   6.2    -5.6(1)      1.8

--------------------------------------------------------------------------------

(1)Inception date was May 1, 2001.
 Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                See footnotes to Portfolio Manager Commentary.

                                    MSF-87

METROPOLITAN SERIES FUND, INC.
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--96.9% OF TOTAL NET ASSETS




                                                    VALUE
 SHARES                                           (NOTE 1A)

          AEROSPACE & DEFENSE--0.5%
   24,600 Honeywell International, Inc.......... $    831,972
                                                 ------------

          AUTOMOBILES--0.9%
   28,600 Harley Davidson, Inc..................    1,553,266
                                                 ------------

          BANKS--6.8%
   24,300 Bank of New York Co., Inc.............      991,440
  143,915 Citigroup, Inc........................    7,264,829
   18,500 Fifth Third Bancorp...................    1,134,605
   31,500 Mellon Financial Corp.................    1,185,029
   10,900 Northern Trust Corp...................      656,398
   12,700 Wells Fargo & Co......................      551,815
                                                 ------------
                                                   11,784,116
                                                 ------------

          BUSINESS SERVICES--7.8%
   24,700 Apollo Group, Inc.....................    1,111,747
   26,900 Automatic Data Processing, Inc........    1,584,410
  131,100 Cendant Corp. (b) (c).................    2,570,871
   83,700 Concord EFS, Inc. (b).................    2,743,686
   36,700 Convergys Corp. (b)...................    1,375,883
   52,400 First Data Corp.......................    4,110,780
                                                 ------------
                                                   13,497,377
                                                 ------------

          COMMUNICATION SERVICES--8.1%
   63,300 AOL Time Warner, Inc..................    2,031,930
   49,000 China Unicom, Ltd. (ADR)..............      547,330
   20,700 Clear Channel Communications (b)......    1,053,837
   33,400 Comcast Corp. (b).....................    1,202,400
  191,300 Liberty Media Corp....................    2,678,200
    4,900 McGraw-Hill Cos., Inc.................      298,802
   20,300 Omnicom Group, Inc....................    1,813,805
   14,600 TMP Worldwide, Inc. (c)...............      626,340
   18,700 Univision Communications, Inc. (b) (c)      756,602
   67,323 Viacom, Inc. (Class B) (b)............    2,972,310
                                                 ------------
                                                   13,981,556
                                                 ------------

          COMMUNICATIONS--2.6%
   13,500 Analog Devices, Inc. (b)..............      599,265
   78,700 Cisco Systems, Inc. (b)...............    1,425,257
   88,200 Crown Castle International Corp. (c)..      941,976
   36,400 Dell Computer Corp. (b)...............      989,352
   12,800 Nokia Corp. (ADR).....................      313,984
    5,700 Qualcomm, Inc. (b)....................      287,850
                                                 ------------
                                                    4,557,684
                                                 ------------

          COMPUTERS & BUSINESS EQUIPMENT--0.1%
    3,300 Lexmark International, Inc. (b).......      194,700
                                                 ------------

                                                      VALUE
 SHARES                                            (NOTE 1A)

          CONGLOMERATES--4.8%
   95,500 General Electric Co.................... $  3,827,640
   74,800 Tyco International, Ltd................    4,405,720
                                                  ------------
                                                     8,233,360
                                                  ------------

          DOMESTIC OIL--2.8%
   18,300 ChevronTexaco Corp.....................    1,639,863
   47,816 ExxonMobil Corp........................    1,879,169
   27,500 Royal Dutch Petroleum Co. (ADR)........    1,348,050
                                                  ------------
                                                     4,867,082
                                                  ------------

          DRUGS & HEALTH CARE--14.0%
   18,900 Allergan, Inc..........................    1,418,445
   12,700 Amgen, Inc. (b)........................      716,788
   32,300 Baxter International, Inc..............    1,732,249
    6,000 Biovail Corp (c).......................      337,500
   14,900 Bristol-Myers Squibb Co................      759,900
    5,600 Cardinal Health, Inc...................      362,096
   31,300 HCA Healthcare Co......................    1,206,302
    8,200 Laboratory Corp. America Holdings (b)..      662,970
   37,600 Medimmune, Inc. (c)....................    1,742,760
  136,550 Pfizer, Inc............................    5,441,518
   11,381 Pharmacia Corp.........................      485,400
   21,900 Sanofi-Synthelabo S.A., (EUR)..........    1,633,621
   32,600 Schering-Plough Corp...................    1,167,406
   60,300 UnitedHealth Group, Inc................    4,267,431
   19,200 Wellpoint Health Networks, Inc. (b)....    2,243,520
                                                  ------------
                                                    24,177,906
                                                  ------------

          ELECTRONICS--1.3%
    9,400 Applied Materials, Inc. (b)............      376,940
   19,100 Maxim Integrated Products, Inc. (b)....    1,002,941
   21,600 Waters Corp. (b).......................      837,000
                                                  ------------
                                                     2,216,881
                                                  ------------

          FEDERAL AGENCIES--5.0%
   93,000 Federal Home Loan Mortgage Corp........    6,082,200
   31,400 Federal National Mortgage Association..    2,496,300
                                                  ------------
                                                     8,578,500
                                                  ------------

          FINANCE & BANKING--0.4%
   13,600 State Street Corp......................      710,600
                                                  ------------

          FINANCIAL SERVICES--1.3%
   11,300 Capital One Financial Corp.............      609,635
   26,000 Hartford Financial Services Group, Inc.    1,633,580
                                                  ------------
                                                     2,243,215
                                                  ------------


                See accompanying notes to financial statements.

                                    MSF-88

METROPOLITAN SERIES FUND, INC.
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)



                                                       VALUE
 SHARES                                              (NOTE 1A)

          FOOD & BEVERAGES--1.7%
   28,300 Coca Cola Co............................. $  1,334,345
   32,900 PepsiCo, Inc.............................    1,601,901
                                                    ------------
                                                       2,936,246
                                                    ------------

          FOREIGN CORPORATE--6.6%
    6,800 Adecco S.A., (CHF).......................      369,788
   47,600 Ahold Koninklijke NV, (EUR)..............    1,384,689
    4,823 Fairfax Financial Holdings, Ltd., (CAD)..      496,748
  109,100 Hutchison Whampoa, Ltd., (HKD)...........    1,056,337
   46,600 Inditex, (EUR)...........................      888,108
       34 Nippon Telegraph & Telephone Corp., (JPY)      399,664
    6,000 Samsung Electronics Co., Ltd., (KRW).....    1,279,328
   19,800 Securitas A.B., (SEK)....................      376,944
   16,300 Sony Corp., (JPY)........................      745,264
1,304,283 Vodafone AirTouch, Plc., (GBP)...........    3,408,357
   78,300 WPP Group, Plc., (GBP)...................      865,127
   87,000 Walmart De Mexico, (MXN).................      237,549
                                                    ------------
                                                      11,507,903
                                                    ------------

          GAS & PIPELINE UTILITIES--0.6%
   23,500 El Paso Corp.............................    1,048,335
                                                    ------------

          HEALTH CARE--PRODUCTS--4.3%
   55,900 American Home Products Corp..............    3,430,024
   17,200 AmerisourceBergen Corp...................    1,093,060
   49,400 Johnson & Johnson........................    2,919,540
                                                    ------------
                                                       7,442,624
                                                    ------------

          HOTELS & RESTAURANTS--0.6%
   13,000 MGM Mirage, Inc. (c).....................      375,310
   23,500 Starwood Hotels & Resorts Worldwide, Inc.
           (Class B)...............................      701,475
                                                    ------------
                                                       1,076,785
                                                    ------------

          HOUSEHOLD PRODUCTS--0.5%
   15,700 Colgate Palmolive Co.....................      906,675
                                                    ------------

          INSURANCE--4.5%
   38,100 ACE, Ltd.................................    1,529,715
   31,200 American International Group, Inc........    2,477,280
       10 Berkshire Hathaway, Inc. (c).............      756,000
    7,800 Loews Corp...............................      431,964
   10,100 Marsh & McLennan Cos., Inc...............    1,085,245
    6,200 Progressive Corp.........................      925,660
    6,500 Xl Capital, Ltd..........................      593,840
                                                    ------------
                                                       7,799,704
                                                    ------------

                                                     VALUE
 SHARES                                            (NOTE 1A)

          INTERNET--0.2%
    9,000 Check Point Software Technologies, Ltd.
           (ADR) (c)............................. $    359,010
                                                  ------------

          INVESTMENT BROKERAGE--1.5%
   26,700 Merrill Lynch & Co., Inc...............    1,391,604
   20,800 Morgan Stanley Dean Witter & Co........    1,163,552
                                                  ------------
                                                     2,555,156
                                                  ------------

          LEISURE--0.4%
   33,800 The Walt Disney Co.....................      700,336
                                                  ------------

          MEDICAL LABORATORIES--0.9%
   29,500 Abbott Laboratories....................    1,644,625
                                                  ------------

          PETROLEUM SERVICES--0.8%
   37,900 Baker Hughes, Inc......................    1,382,213
                                                  ------------

          RETAIL--7.7%
    5,300 Best Buy Co., Inc. (b).................      394,744
   59,750 Home Depot, Inc........................    3,047,847
   22,400 Safeway, Inc. (b)......................      935,200
   48,300 Sysco Corp.............................    1,266,426
   68,000 Target Corp............................    2,791,400
   35,000 The Kroger Co. (b).....................      730,450
   31,500 Wal-Mart Stores, Inc...................    1,812,825
   46,200 Wal-Mart de Mexico S.A. (ADR) (c)......    1,259,745
   34,000 Walgreen Co............................    1,144,440
                                                  ------------
                                                    13,383,077
                                                  ------------

          SEMICONDUCTORS--1.1%
   81,900 Flextronics International, Ltd. (b) (c)    1,964,781
                                                  ------------

          SOFTWARE--6.1%
   19,000 Adobe Systems, Inc.....................      589,950
   15,200 Affiliated Computer Services, Inc. (b).    1,613,176
    9,700 Amdocs, Ltd. (c).......................      329,509
   16,400 Electronic Arts, Inc. (b)..............      983,180
   12,200 Electronic Data Systems Corp...........      836,310
   58,000 Microsoft Corp. (b)....................    3,842,500
   10,500 Openwave Systems, Inc..................      102,795
   44,500 Oracle Corp. (b).......................      614,545
   13,100 Siebel Systems, Inc. (b)...............      366,538
   32,900 VeriSign, Inc. (b).....................    1,251,516
                                                  ------------
                                                    10,530,019
                                                  ------------

          TELEPHONE--1.6%
   64,100 Sprint Corp. (PCS Group) (b) (c).......    1,564,681
   80,778 Worldcom, Inc..........................    1,137,354
                                                  ------------
                                                     2,702,035
                                                  ------------


                See accompanying notes to financial statements.

                                    MSF-89

METROPOLITAN SERIES FUND, INC.
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)



                                                    VALUE
  SHARES                                          (NOTE 1A)

           TOBACCO--1.4%
    53,300 Philip Morris Cos., Inc.............. $  2,443,805
                                                 ------------
           Total Common Stocks
            (Identified Cost $162,387,686)......  167,811,544
                                                 ------------
 SHORT TERM INVESTMENT--3.1%

   FACE
  AMOUNT
           MONEY MARKET FUNDS--3.1%
$5,348,813 T. Rowe Price Reserve Investment Fund    5,348,813
                                                 ------------
           Total Short Term Investments
            (Identified Cost $5,348,813)........    5,348,813
                                                 ------------
           Total Investments--100.0%
            (Identified Cost $167,736,499) (a)..  173,160,357
           Other assets less liabilities........       80,568
                                                 ------------
           TOTAL NET ASSETS--100%............... $173,240,925
                                                 ============
 (a)Federal Tax Information:
   At December 31, 2001 the net unrealized appreciation on investments based on cost of $170,845,217 for federal income tax purposes was as follows:


      Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value over
      tax cost................................................ $ 16,397,253
      Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost
      over value..............................................  (14,082,113)
                                                               ------------
      Net unrealized appreciation............................. $  2,315,140
                                                               ============

(b)Non-Income producing security.
(c)A portion or all of the security was on loan. As of December 31, 2001, the market value of securities loaned was $4,709,219 with collateral backing value at $4,917,982.

Key to Abbreviations:
ADR--An American Depositary Receipt (ADR) is a certificate issued by a Custodian
     Bank representing the right to receive securities of the foreign issuer described. The value of ADRs is significantly influenced by trading on exchanges not located in the United States or Canada.
CAD--Canadian Dollar
CHF--Swiss Franc
EUR--Euro Currency
GBP--Pound Sterling
HKD--Hond Kong Dollar
JPY--Japanese Yen
KRW--South Korean Won
MXN--Mexican Peso
SEK--Swedish Krona

                See accompanying notes to financial statements.

                                    MSF-90

METROPOLITAN SERIES FUND, INC.
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO


 STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2001


       ASSETS
         Investments at value..................            $173,160,357
         Receivable for:
          Securities sold......................               1,517,647
          Fund shares sold.....................                  66,545
          Dividends and interest...............                 145,830
          Foreign taxes........................                     825
          Collateral for securities loaned.....               4,917,982
         Prepaid Expenses......................                   6,178
                                                           ------------
           Total Assets........................             179,815,364
       LIABILITIES
         Payable for:
          Fund shares redeemed................. $   22,378
          Securities purchased.................  1,511,012
          Withholding taxes....................      1,466
          Return of collateral for securities
           loaned..............................  4,917,982
         Accrued expenses:
          Management fees......................     91,779
          Other expenses.......................     29,822
                                                ----------
           Total Liabilities...................               6,574,439
                                                           ------------
       NET ASSETS..............................            $173,240,925
                                                           ============
         Net assets consist of:
          Capital paid in......................            $197,351,964
          Undistributed net investment
           income..............................                 280,256
          Accumulated net realized gains
           (losses)............................             (29,815,664)
          Unrealized appreciation
           (depreciation) on investments.......               5,424,369
                                                           ------------
       NET ASSETS..............................            $173,240,925
                                                           ============
       Computation of offering price:
       CLASS A
       Net asset value and redemption price per
        share ($173,218,232 divided by
        14,886,549 shares of beneficial
        interest)..............................            $      11.64
                                                           ============
       CLASS E
       Net asset value and redemption price per
        share ($22,693 divided by 1,951
        shares of beneficial interest).........            $      11.63
                                                           ============
       Identified cost of investments..........            $167,736,499
                                                           ============


 STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001


      INVESTMENT INCOME
        Dividends...........................               $  1,371,654(a)
        Interest............................                    346,317(b)
                                                           ------------
                                                              1,717,971
      EXPENSES
        Management fees..................... $  1,060,841
        Directors fees and expenses.........       11,746
        Custodian...........................      121,956
        Audit and tax services..............       15,029
        Legal...............................          600
        Printing............................       61,971
        Insurance...........................        3,249
        Miscellaneous.......................          424
                                             ------------
        Total expenses before reductions....    1,275,816
        Expense reductions..................       (4,777)    1,271,039
                                             ------------  ------------
      NET INVESTMENT INCOME.................                    446,932
                                                           ------------
      REALIZED AND UNREALIZED GAIN
       (LOSS) Realized gain (loss) on:
        Investments--net....................  (26,222,723)
        Foreign currency transactions--net..      (35,434)  (26,258,157)
                                             ------------  ------------
      Unrealized appreciation (depreciation)
       on:
        Investments--net....................    6,863,488
        Foreign currency transaction--nets..          388     6,863,876
                                             ------------  ------------
      Net gain (loss).......................                (19,394,281)
                                                           ------------
      NET INCREASE (DECREASE) IN NET
       ASSETS FROM OPERATIONS...............               $(18,947,349)
                                                           ============
(a)Net of foreign taxes of $15,587
(b)Income on securities loaned $13,516

                See accompanying notes to financial statements.

                                    MSF-91

METROPOLITAN SERIES FUND, INC.
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS



                                                                      YEAR ENDED    YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,
                                                                         2001          2000
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $    446,932  $    285,877
  Net realized gain (loss)..........................................  (26,258,157)    1,141,663
  Unrealized appreciation (depreciation)............................    6,863,876    (8,046,471)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................  (18,947,349)   (6,618,931)
                                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
   Class A..........................................................     (127,389)     (263,365)
  Net realized gain
   Class A..........................................................      (14,154)   (5,319,777)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................     (141,543)   (5,583,142)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   12,257,770   140,872,604
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   (6,831,122)  128,670,531

NET ASSETS
  Beginning of the year.............................................  180,072,047    51,401,516
                                                                     ------------  ------------
  End of the year................................................... $173,240,925  $180,072,047
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the year................................................... $    280,256  $      8,851
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                      YEAR ENDED                YEAR ENDED
                                                                   DECEMBER 31, 2001         DECEMBER 31, 2000
                                                               ------------------------ ------------------------
                                                                 SHARES         $          SHARES         $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  3,524,849  $ 40,726,414  10,052,383  $139,713,180
  Reinvestments...............................................     11,944       141,543     421,113     5,583,142
  Redemptions................................................. (2,571,757)  (28,632,907)   (385,404)   (4,423,718)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    965,036  $ 12,235,050  10,088,092  $140,872,604
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................      1,959  $     22,813           0  $          0
  Reinvestments...............................................          0             0           0             0
  Redemptions.................................................         (8)          (93)          0             0
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................      1,951  $     22,720           0  $          0
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.    966,987  $ 12,257,770  10,088,092  $140,872,604
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-92

METROPOLITAN SERIES FUND, INC.
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

 FINANCIAL HIGHLIGHTS



                                                                                          CLASS A
                                                                  --------------------------------------------
                                                                                                    NOVEMBER 9, 1998(A)
                                                                        YEAR ENDED DECEMBER 31,          THROUGH
                                                                      ---------------------------      DECEMBER 31
                                                                        2001      2000     1999           1998
                                                                      --------  --------  ------- -------------------
NET ASSET VALUE, BEGINNING OF PERIOD................................. $  12.93  $  13.41  $ 11.02          $10.00
                                                                      --------  --------  -------          ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..............................................     0.03      0.03     0.02            0.01
  Net realized and unrealized gain (loss) on investments.............    (1.31)    (0.09)    2.43            1.02
                                                                      --------  --------  -------          ------
  Total from investment operations...................................    (1.28)    (0.06)    2.45            1.03
                                                                      --------  --------  -------          ------
LESS DISTRIBUTIONS
  Distributions from net investment income...........................    (0.01)    (0.02)   (0.03)          (0.01)
  Distributions from net realized capital gains......................     0.00     (0.40)   (0.03)           0.00
                                                                      --------  --------  -------          ------
  Total distributions................................................    (0.01)    (0.42)   (0.06)          (0.01)
                                                                      --------  --------  -------          ------
NET ASSET VALUE, END OF PERIOD....................................... $  11.64  $  12.93  $ 13.41          $11.02
                                                                      ========  ========  =======          ======
TOTAL RETURN (%).....................................................     (9.9)     (0.4)    22.2            10.3(b)
Ratio of operating expenses to average net assets before expense
 reductions (%)......................................................      0.76     0.78     0.87            0.50(c)
Ratio of operating expenses to average net assets after expense
 reductions (%) (d)..................................................      0.75     0.77       --              --(c)
Ratio of net investment income to average net assets (%).............      0.27     0.23     0.23            0.93(c)
Portfolio turnover rate (%)..........................................        67       62       46               6(c)
Net assets, end of period (000)......................................  $173,218 $180,072  $51,402          $6,740
The Ratios of operating expenses to average net assets without giving
 effect to the voluntary expense agreement would have been (%).......       --        --     1.31            2.62(c)

                                                                         CLASS E
                                                                      --------------
                                                                      MAY 1, 2001(A)
                                                                         THROUGH
                                                                       DECEMBER 31,
                                                                            2001
                                                                      --------------
NET ASSET VALUE, BEGINNING OF PERIOD.................................     $12.32
                                                                          ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..............................................       0.00
  Net realized and unrealized gain (loss) on investments.............      (0.69)
                                                                          ------
  Total from investment operations...................................      (0.69)
                                                                          ------
LESS DISTRIBUTIONS
  Distributions from net investment income...........................       0.00
  Distributions from net realized capital gains......................       0.00
                                                                          ------
  Total distributions................................................       0.00
                                                                          ------
NET ASSET VALUE, END OF PERIOD.......................................     $11.63
                                                                          ======
TOTAL RETURN (%).....................................................       (5.6)(b)
Ratio of operating expenses to average net assets before expense
 reductions (%)......................................................       0.91 (c)
Ratio of operating expenses to average net assets after expense
 reductions (%) (d)..................................................       0.90 (c)
Ratio of net investment income to average net assets (%).............       0.75 (c)
Portfolio turnover rate (%)..........................................         67
Net assets, end of period (000)......................................     $   23
The Ratios of operating expenses to average net assets without giving
 effect to the voluntary expense agreement would have been (%).......         --

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-93

METROPOLITAN SERIES FUND, INC.

 JANUS MID CAP PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS


 INVESTMENT OBJECTIVE
 TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

 INCEPTION DATE  3/3/97

 ASSET CLASS
 MID CAP STOCKS

  NET ASSETS
  $1.1 BILLION

  PORTFOLIO  MANAGER
  JAMES P. GOFF,  CFA


PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2001, the Class A shares of the Janus Mid Cap Portfolio returned -37.3%, trailing its benchmark, the Standard & Poor's Mid Cap 400 Index/7/, which returned -0.6%. The average return of the Portfolio's peer group, the Lipper Variable Insurance Products Mid Cap Growth Funds universe/15/, was -23.3% for the same period. After a year of malaise, stocks gained sharply in November and December, making up much of the ground lost immediately following the events of September 11th. Select stocks that had suffered in the previous period rose dramatically at the expense of many healthcare and financial issues.

PORTFOLIO ACTIVITY
We had begun to ratchet down our technology positions throughout the second and third quarters as a defensive move. We also picked up additional healthcare and financial issues, which offered steadier performance, but still enjoyed attractive growth rates consistent with the Portfolio's objective. It's important to note that we haven't completely abandoned technology interests. Semiconductor and LED display maker Cree, for example, is among the Portfolio's top holdings. This innovative company's multi-pronged product mix includes long-life florescent lighting and other niches that we believe will drive strong growth for the rest of the decade.

AmeriCredit, a sub-prime auto loan provider, proved a challenging decision for us. Our early enthusiasm over the company's risk assessment prowess and market share gains was, at first, rewarded. But the stock suffered from a growing perception -- particularly by its own creditors --that loan defaults among its niche, high-risk customer base may increase in the shadow of rising unemployment. As a result, we sought to minimize our losses, and eliminated the position.

Energy-related holding Kinder Morgan was a "steady eddie" in an otherwise disastrous sector during the period as the Enron collapse wreaked havoc. While the prevailing investor sentiment eschewed energy stocks, Kinder Morgan held its ground, and surged at year end, while on a fast track to build new energy plants and gain significant market share in its natural gas pipeline enterprise.

PORTFOLIO OUTLOOK/A/
I believe that the tragedies of September 11 and the resulting government stimulus probably accelerated a potential upturn in the economy. While we won't likely return to the peak margins and capital spending experienced in the recent past, we may get in the ballpark. The fact remains that the Portfolio still trails its benchmark, and I'm being much more selective as a result.

                             PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2001


                                                   % OF TOTAL
                  SECURITY                         NET ASSETS
                  -------------------------------------------

                  APOLLO GROUP, INC...............    4.8%
                  KINDER MORGAN, INC..............    4.2
                  CREE, INC.......................    3.7
                  EBAY, INC.......................    3.4
                  CROWN CASTLE INTERNATIONAL CORP.    3.4
                  PAYCHEX, INC....................    3.2
                  NVIDIA CORP.....................    3.0
                  CONCORD EFS, INC................    3.0
                  ENZON, INC......................    2.6
                  HUMAN GENOME SCIENCES, INC......    2.6



                       A $10,000 INVESTMENT COMPARED TO
                       THE S&P MIDCAP INDEX SINCE 3/3/97

                                    [CHART]

                                        S&P MidCap
                             Janus Mid Cap 400 Index
                   -------------        ----------
 3/97                 10,000              10,000
12/97                 12,836              12,852
12/98                 17,610              15,308
12/99                 39,257              17,561
12/00                 26,993              20,633
12/01                 16,918              20,509


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN
                            AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                           S&P
                               JANUS MID CAP PORTFOLIO    MIDCAP
                             CLASS A CLASS B   CLASS E   400 INDEX

             1 Year           -37.3%    N/A       N/A      -0.6%
             3 Years           -1.3     N/A       N/A      10.2
             Since Inception   11.5   -32.5(a)  -23.3(b)   16.0

--------------------------------------------------------------------------------

(a)Inception date was January 2, 2001. (b)Inception date was May 1, 2001. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                See footnotes to Portfolio Manager Commentary.

                                    MSF-94

METROPOLITAN SERIES FUND, INC.
JANUS MID CAP PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--95.0% OF TOTAL NET ASSETS




                                                             VALUE
          SHARES                                           (NOTE 1A)

                   AIR TRAVEL--2.1%
           706,290 RyanAir Holdings, Plc. (ADR).......... $ 22,636,595
                                                          ------------

                   BANKS--1.0%
           220,425 National Commerce Financial Corp......    5,576,752
           157,910 North Fork Bancorporation, Inc........    5,051,541
                                                          ------------
                                                            10,628,293
                                                          ------------

                   BROADCASTING--1.2%
           121,900 Entercom Communications Corp. (b).....    6,095,000
           275,460 Hispanic Broadcasting Corp. (b).......    7,024,230
                                                          ------------
                                                            13,119,230
                                                          ------------

                   BUSINESS SERVICES--13.3%
           208,615 Apollo Group, Inc. (c)................    6,798,763
           990,350 Apollo Group, Inc. (Class A)..........   44,575,654
         1,107,520 Cendant Corp. (b).....................   21,718,467
           118,615 Certegy, Inc..........................    4,059,005
           981,765 Concord EFS, Inc. (b) (c).............   32,182,257
           989,893 Paychex, Inc..........................   34,497,771
                                                          ------------
                                                           143,831,917
                                                          ------------

                   COMMUNICATION SERVICES--8.3%
         1,366,815 Charter Communications, Inc. (c)......   22,456,770
           525,270 Echostar Communications, Inc. (b) (c).   14,429,167
           534,340 Lamar Advertising Co..................   22,623,956
           323,060 TMP Worldwide, Inc. (c)...............   13,859,274
           567,020 Western Wireless Corp.................   16,018,315
                                                          ------------
                                                            89,387,482
                                                          ------------

                   COMMUNICATIONS--4.1%
         3,402,405 Crown Castle International Corp. (c)..   36,337,686
           565,420 SBA Communications Corp. (b)..........    7,361,768
                                                          ------------
                                                            43,699,454
                                                          ------------

                   COMPUTERS & BUSINESS EQUIPMENT--2.7%
            79,990 Brocade Communications Systems,
                    Inc. (b) (c).........................    2,649,269
           313,570 Ciena Corp. (b).......................    4,487,186
           823,110 Integrated Device Technology, Inc. (b)   21,886,495
                                                          ------------
                                                            29,022,950
                                                          ------------

                   CONSTRUCTION MATERIALS--2.6%
         1,097,460 Hanover Compressor Co. (b) (c)........   27,721,840
                                                          ------------

                   DOMESTIC OIL--2.8%
           277,540 EOG Resources, Inc....................   10,854,590
           652,970 Universal Compression Holdings (b)....   19,256,085
                                                          ------------
                                                            30,110,675
                                                          ------------

                                                               VALUE
         SHARES                                              (NOTE 1A)

                  DRUGS & HEALTH CARE--30.9%
          350,060 Abgenix, Inc............................. $ 11,776,018
          375,235 Andrx Corp...............................   26,420,296
          346,400 Apogent Technologies, Inc................    8,937,120
            5,895 Biomet, Inc..............................      182,156
          215,080 Cerus Corp. (b) (c)......................    9,839,910
          288,040 Community Health Systems, Inc............    7,345,020
          510,045 CuRagen Corp. (b)........................   11,409,707
          501,700 Enzon, Inc. (b)..........................   28,235,676
          140,130 Forest Laboratories, Inc. (b)............   11,483,653
          882,000 Health Management Associates (b).........   16,228,800
          827,270 Human Genome Sciences, Inc. (b)..........   27,895,544
          266,520 Invitrogen Corp. (b) (c).................   16,505,584
          358,193 King Pharmaceuticals, Inc. (b)...........   15,090,671
          253,060 Laboratory Corp. America Holdings (b)....   20,459,901
           47,645 Manor Care, Inc. (b).....................    1,129,663
          298,015 McKesson Corp............................   11,145,761
          647,985 Medarex, Inc. (c)........................   11,637,811
          747,965 Millennium Pharmaceuticals (b) (c).......   18,332,622
          273,470 OSI Pharmaceuticals, Inc.................   12,508,518
          204,465 Quest Diagnostics, Inc. (b)..............   14,662,185
          265,470 Sepracor, Inc. (b) (c)...................   15,147,718
          281,295 St. Jude Medical, Inc. (b)...............   21,842,557
          264,055 Stryker Corp. (b) (c)....................   15,412,890
                                                            ------------
                                                             333,629,781
                                                            ------------

                  ELECTRICAL EQUIPMENT--0.3%
          139,550 Plexus Corp. (b).........................    3,706,448
                                                            ------------

                  ELECTRONICS--4.1%
        1,362,805 Cree, Inc. (c)...........................   40,148,235
          275,885 Symbol Technologies, Inc.................    4,381,054
                                                            ------------
                                                              44,529,289
                                                            ------------

                  FINANCIAL SERVICES--0.8%
          211,885 Moody's Corp.............................    8,445,736
                                                            ------------

                  GAS & PIPELINE UTILITIES--4.2%
          820,895 Kinder Morgan, Inc. (c)..................   45,715,643
                                                            ------------

                  HOTELS & RESTAURANTS--0.4%
          137,120 Starwood Hotels & Resorts Worldwide, Inc.
                   (Class B)...............................    4,093,032
                                                            ------------

                  INSURANCE--3.9%
          425,550 AFLAC, Inc...............................   10,451,508
          122,985 Everest Reinsurance Group, Ltd...........    8,695,039
          202,690 MGIC Investment Corp.....................   12,510,027


                See accompanying notes to financial statements.

                                    MSF-95

METROPOLITAN SERIES FUND, INC.
JANUS MID CAP PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)



                                                            VALUE
         SHARES                                           (NOTE 1A)


                 INSURANCE--(CONTINUED)
          63,535 Renaissancere Holdings................ $    6,061,239
          80,030 W.R. Berkley Corp. (b)................      4,297,611
                                                        --------------
                                                            42,015,424
                                                        --------------

                 INTERNET--0.8%
         810,780 E*Trade Group, Inc. (b) (c)...........      8,310,495
                                                        --------------

                 RADIO--0.5%
         217,890 Cox Radio, Inc........................      5,551,837
                                                        --------------

                 RETAIL--3.4%
         553,755 eBay, Inc. (b) (c)....................     37,046,209
                                                        --------------

                 SOFTWARE--7.5%
          63,370 Affiliated Computer Services, Inc. (b)      6,725,458
         159,075 Amdocs, Ltd. (c)......................      5,403,778
         499,610 Cadence Design Systems, Inc. (b) (c)..     10,951,451
         428,425 Electronic Arts, Inc. (b).............     25,684,079
         483,980 Nvidia Corp. (b)......................     32,378,262
                                                        --------------
                                                            81,143,028
                                                        --------------

                 TRUCKING & FREIGHT FORWARDING--0.1%
          22,545 Expeditors International Washington,
                  Inc. (c).............................      1,283,938
                                                        --------------
                 Total Common Stocks
                  (Identified Cost $1,162,920,409).....  1,025,629,296
                                                        --------------


 SHORT TERM INVESTMENTS--6.3%


          FACE
         AMOUNT

                      COMMERCIAL PAPER--6.3%
       $54,600,000    General Electric Capital Corp.
                       1.800%, 01/02/02.....................     54,597,270
        13,000,000    Prudential Funding Corp.
                       1.720%, 01/02/02.....................     12,999,379
                                                             --------------
                                                                 67,596,649
                                                             --------------
                          Total Short Term Investments
                       (Identified Cost $67,596,649)........     67,596,649
                                                             --------------
                            Total Investments--101.3%
                        (Identified Cost $1,230,517,058) (a)  1,093,225,945
                      Other assets less liabilities.........    (13,604,754)
                                                             --------------
                      TOTAL NET ASSETS--100%................ $1,079,621,191
                                                             ==============
(a)Federal Tax Information:
   At December 31, 2001 the net unrealized depreciation on investments based on cost of $1,237,281,195 for federal income tax purposes was as follows:

<
       Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value
       over tax cost......................................... $  86,420,016
       Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax cost
       over value............................................  (230,475,266)
                                                              -------------
       Net unrealized depreciation........................... $(144,055,250)
                                                              =============


(b)Non-Income producing security.
(c)A portion or all of the security was on loan. As of June 30, 2001, the market value of securities loaned was $111,373,658 with collateral backing valued at $118,200,877.

Key to Abbreviations:
ADR--AnAmerican  Depositary Receipt (ADR) is a certificate issued by a Custodian
       Bank representing the right to receive securities of the foreign issuer described. The value of ADRs is significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.

                                    MSF-96

METROPOLITAN SERIES FUND
JANUS MID CAP PORTFOLIO


 STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2001


       ASSETS
         Investments at value...............              $1,093,225,945
         Cash...............................                     196,706
         Receivable for:
          Fund shares sold..................                   1,208,234
          Dividends and interest............                     113,827
          Collateral for securities loaned..                 118,200,877
          Prepaid expense...................                       7,588
                                                          --------------
           Total Assets.....................               1,212,953,177
       LIABILITIES
         Payable for:
          Fund shares redeemed.............. $    382,940
          Securities purchased..............   14,081,170
          Return of collateral for
           securities loaned................  118,200,877
         Accrued expenses:
          Management fees...................      615,473
          Service and distribution fees
           Class B..........................        2,486
          Other expenses....................       49,040
                                             ------------
           Total Liabilities................                 133,331,986
                                                          --------------
       NET ASSETS...........................              $1,079,621,191
                                                          ==============
         Net assets consist of:
          Capital paid in...................              $1,859,581,647
         Accumulated net realized gains
          (losses)..........................                (642,669,343)
         Unrealized appreciation
          (depreciation) on investments.....                (137,291,113)
                                                          --------------
       NET ASSETS...........................              $1,079,621,191
                                                          ==============
       Computation of offering price:
       CLASS A
       Net asset value and redemption
        price per share
        ($1,067,259,379 divided by
        72,780,801 shares of beneficial
        interest)...........................              $        14.66
                                                          ==============
       CLASS B
       Net asset value and redemption
        price per share ( $12,333,557
        divided by 850,651 shares of
        beneficial interest)................              $        14.50
                                                          ==============
       CLASS E
       Net asset value and redemption
        price per share ( $28,255
        divided by 1,937 shares of
        beneficial interest)................              $        14.58
                                                          ==============
       Identified cost of investments.......              $1,230,517,058
                                                          ==============


 STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001


     INVESTMENT INCOME
       Dividends..........................                $   3,145,188
       Interest...........................                    4,156,671(a)
                                                          -------------
                                                              7,301,859
     EXPENSES
       Management fees.................... $   8,632,720
       Service and distribution fees--
        Class B...........................        19,674
       Directors' fees and expenses.......        11,746
       Custodian..........................       222,252
       Audit and tax services.............        21,863
       Legal..............................         4,324
       Printing...........................       531,746
       Insurance..........................         9,551
       Miscellaneous......................           491
                                           -------------
         Total expenses...................                    9,454,367
                                                          -------------
     NET INVESTMENT LOSS..................                   (2,152,508)
                                                          -------------
     REALIZED AND UNREALIZED GAIN
      (LOSS) Realized gain (loss) on:
       Investments--net...................  (634,471,719)
       Foreign currency transactions--net.          (390)  (634,472,109)
                                           -------------  -------------
     Unrealized appreciation
      (depreciation) on:
       Investments--net...................   (20,879,984)
       Foreign currency transactions--net.          (944)   (20,880,928)
                                           -------------  -------------
     Net gain (loss)......................                 (655,353,037)
                                                          -------------
     NET INCREASE (DECREASE) IN NET
      ASSETS FROM OPERATIONS..............                $(657,505,545)
                                                          =============


(a)Income on securities loaned $465,573

                See accompanying notes to financial statements.

                                    MSF-97

METROPOLITAN SERIES FUND, INC.
JANUS MID CAP PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS




                                                                       YEAR ENDED      YEAR ENDED
                                                                      DECEMBER 31,    DECEMBER 31,
                                                                          2001            2000
                                                                     --------------  --------------
FROM OPERATIONS
  Net investment loss............................................... $   (2,152,508) $   (7,724,588)
  Net realized gain (loss)..........................................   (634,472,109)      2,341,531
  Unrealized appreciation (depreciation)............................    (20,880,928)   (848,073,092)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   (657,505,545)   (853,456,149)
                                                                     --------------  --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gain.................................................
   Class A..........................................................              0    (169,399,200)
                                                                     --------------  --------------
  TOTAL DISTRIBUTIONS...............................................              0    (169,399,200)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.    (46,252,004)    874,437,035
                                                                     --------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   (703,757,549)   (148,418,314)

NET ASSETS
  Beginning of the year.............................................  1,783,378,740   1,931,797,054
                                                                     --------------  --------------
  End of the year................................................... $1,079,621,191  $1,783,378,740
                                                                     ==============  ==============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the year................................................... $        1,195  $            0
                                                                     ==============  ==============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                       YEAR ENDED                  YEAR ENDED
                                                                    DECEMBER 31, 2001            DECEMBER 31,2000
                                                               --------------------------   -------------------------
                                                                 SHARES           $          SHARES            $
                                                               -----------  -------------  -----------  -------------
CLASS A
  Sales.......................................................  15,189,049  $ 248,620,200  24,868,030  $909,480,986
  Reinvestments...............................................           0              0   5,217,765   169,399,200
  Redemptions................................................. (18,675,450)  (309,987,429) (6,692,738) (204,443,151)
                                                               -----------  -------------  ----------  -------------
  Net increase (decrease).....................................  (3,486,401) $ (61,367,229) 23,393,057  $874,437,035
                                                               ===========  =============  ==========  ============
CLASS B
  Sales.......................................................   1,105,746  $  19,147,167           0  $          0
  Reinvestments...............................................           0              0           0             0
  Redemptions.................................................    (255,095)    (4,059,999)          0             0
                                                               -----------  -------------  ---------- -------------
  Net increase (decrease).....................................     850,651  $  15,087,168           0  $          0
                                                               ===========  =============  ==========  ============
CLASS E
  Sales.......................................................       1,937  $      28,057           0  $          0
  Reinvestments...............................................           0              0           0             0
  Redemptions.................................................           0              0           0             0
                                                               -----------  -------------  ----------  ------------
  Net increase (decrease).....................................       1,937  $      28,057           0  $          0
                                                               ===========  =============  ========== =============
  Increase (decrease) derived from capital share transactions.  (2,633,813) $ (46,252,004) 23,393,057  $874,437,035
                                                               ===========  =============  ========== =============


                See accompanying notes to financial statements.

                                    MSF-98

METROPOLITAN SERIES FUND, INC.
JANUS MID CAP PORTFOLIO

 FINANCIAL HIGHLIGHTS



                                                                  CLASS A                                  CLASS B
                                       ----------------------------------------------------------   ------------------
                                                                                     MARCH 3, 1997(A) JANUARY 2, 2001(A)
                                                  YEAR ENDED DECEMBER 31,                THROUGH          THROUGH
                                       --------------------------------------------    DECEMBER 31,      DECEMBER 31,
                                          2001        2000        1999       1998          1997              2001
                                       ----------  ----------  ----------  --------  ---------------- ------------------
NET ASSET VALUE, BEGINNING
OF PERIOD............................... $    23.38  $    36.54  $    17.44  $  12.77      $  10.00          $21.47
                                          ----------  ----------  ----------  --------      --------        -------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income (Loss)........        (0.03)      (0.10)      (0.05)    (0.02)         0.01           (0.04)
  Net Realized and Unrealized Gain
   (Loss) on Investments..............        (8.69)     (10.66)      21.14      4.77          2.81           (6.93)
                                            ----------  ----------  ----------  --------      --------       -------
  Total From Investment operations....        (8.72)     (10.76)      21.09      4.75          2.82           (6.97)
                                           ----------  ----------  ----------  --------      -------         -------
LESS DISTRIBUTIONS
  Distributions From Net Investment
   Income.............................         0.00        0.00        0.00      0.00         (0.01)           0.00
  Distributions From Net Realized
   Capital Gains......................         0.00       (2.40)      (1.99)    (0.08)        (0.04)           0.00
                                            ----------  ----------  ----------  --------     --------        -------
  Total Distributions.................         0.00       (2.40)      (1.99)    (0.08)        (0.05)           0.00
                                          ----------  ----------  ----------  --------      --------         -------
NET ASSET VALUE, END OF PERIOD........   $    14.66  $    23.38  $    36.54  $  17.44      $  12.77          $ 14.50
                                         ==========  ==========  ==========  ========      ========          =======
otal Return (%)......................         (37.3)      (31.3)      122.9      37.2          28.2 (b)        (32.5)(b)
Ratio of Operating Expenses to
Average Net Assets (%).......................  0.74        0.70        0.71      0.81          0.85 (c)         0.99 (c)
Ratio of Net Investment Income to
 Average Net Assets (%)...............        (0.17)      (0.33)      (0.41)    (0.22)         0.10 (c)        (0.40)(c)
Portfolio Turnover Rate (%)...........          105         118         103       107            75 (c)            105
Net Assets, End of Period (000).......   $1,067,259  $1,783,379  $1,931,797  $371,504      $103,852            $12,334
The Ratios of operating expenses to
 average net assets without giving
 effect to the voluntary expense
 agreement would have been (%)........         --          --          --        --            0.99 (c)            --

                                          CLASS E
                                       --------------
                                       MAY 1, 2001(A)
                                          THROUGH
                                        DECEMBER 31,
                                            2001
                                       --------------

NET ASSET VALUE, BEGINNING OF
 PERIOD...............................     $19.02
                                           ------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income (Loss)........       0.00
  Net Realized and Unrealized Gain
   (Loss) on Investments..............      (4.44)
                                           ------
  Total From Investment operations....      (4.44)
                                           ------
LESS DISTRIBUTIONS
  Distributions From Net Investment
   Income.............................       0.00
  Distributions From Net Realized
   Capital Gains......................       0.00
                                           ------
  Total Distributions.................       0.00
                                           ------
NET ASSET VALUE, END OF PERIOD........     $14.58
                                           ======
Total Return (%)......................      (23.3)(b)
Ratio of Operating Expenses to Average
 Net Assets (%).......................       0.89 (c)
Ratio of Net Investment Income to
 Average Net Assets (%)...............      (0.22)(c)
Portfolio Turnover Rate (%)...........        105
Net Assets, End of Period (000).......     $   28
The Ratios of operating expenses to
 average net assets without giving
 effect to the voluntary expense
 agreement would have been (%)........         --


(a)Commencement of operations.
(b)Periods  less  than  one  year are not computed on an  annualized  basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-99

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS


 INVESTMENT OBJECTIVE
 TO EQUAL THE
 PERFORMANCE
 OF THE STANDARD
 & POOR'S MIDCAP
 400 COMPOSITE
 STOCK PRICE INDEX.

 INCEPTION
DATE  7/5/00

 ASSET CLASS
 MID CAP STOCKS

  NET ASSETS
  $103.4 MILLION

  PORTFOLIO
 MANAGEMENT
    METLIFE
   INVESTMENT
  DEPARTMENT



PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2001, the Class A shares of the MetLife Mid Cap Stock Index Portfolio returned -1.2%. Its benchmark, the Standard & Poor's Mid Cap 400 Index/7/, returned -0.6% over the same time period. Dividend income accounted for 1.04% of this year's total return. This was only the second time the Index posted a negative return in the last eleven years. Similar to the larger capitalization S&P 500, the S&P MidCap 400 Index also rallied, up 26%, between September 21 and the end of the year. Mid Cap stocks outperformed large-cap stocks for the second year in a row beating the S&P 500 by 11.2%.

PORTFOLIO ACTIVITY
Only three sectors, consumer cyclicals, up 11.3%, consumer staples, up 15.1%, and capital goods, up 15.6% experienced significant positive returns this year. The three worst performing sectors were technology, down 8.8%, energy, down 18.3%, and utilities down 13.2%. The contribution of the three worst performing sectors offset any positive performance resulting in a benchmark return that was essentially flat for the year.

The three largest names to impact performance in 2001 were Millennium Pharmaceuticals, down 60.3%, Waters Corp, down 53.5%, and Nvidia, up 308.3%. There were fifty-four additions and deletions in the benchmark this year and turnover was approximately 13.0% for the year. This figure represents a significant decrease over the benchmark's 28.8% turnover last year.

PORTFOLIO OUTLOOK/A/
Factors that could impact stock prices in the coming quarter include developments in the War on Terrorism, the Federal Reserve's interest rate policy, corporate earnings, unemployment trends, and the timing of any potential recovery in the U.S. economy.



                             PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2001


                                                    % OF TOTAL
                 SECURITY                           NET ASSETS
                 ---------------------------------------------

                 *MIDCAP SPDR TRUST SERIES 1.......    2.4%
                 IDEC PHARMACEUTICALS CORP.........    1.2
                 ELECTRONIC ARTS, INC..............    0.9
                 SUNDGARD DATA SYSTEMS, INC........    0.9
                 M&T BANK CORP.....................    0.8
                 QUEST DIAGNOSTICS, INC............    0.8
                 MARSHALL & ILSLEY CORP............    0.8
                 AFFILIATED COMPUTER SERVICES, INC.    0.7
                 GILEAD SCIENCES, INC..............    0.7
                 DST SYSTEMS, INC..................    0.7

 *Please note that this security is an investment fund and not a common stock.

    A $10,000 INVESTMENT COMPARED TO THE S&P MIDCAP 400 INDEX SINCE 7/5/00


                                     [CHART]

                            Metlife Midcap S&P MidCap
                              Index Fund 400 Index
                     --------            --------
7/30/2000             10,000              10,000
12/31/2000            10,685              10,783
12/31/2001            10,558              10,718


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN
                            AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                           S&P
                                     METLIFE MID CAP      MIDCAP
                                  STOCK INDEX PORTFOLIO    400
                                CLASS A CLASS B  CLASS E  INDEX

                1 Year           -1.2%    N/A      N/A     -0.6%
                Since Inception   3.7     3.1(a)  -0.9(b)   4.7

--------------------------------------------------------------------------------

(a)Inception date was January 2, 2001. (b)Inception date was May 1, 2001. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                See footnotes to Portfolio Manager Commentary.

                                    MSF-100



METROPOLITAN SERIES FUND, INC.
METLIFE MID CAP STOCK INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--97.9% OF TOTAL NET ASSETS




                                                             VALUE
          SHARES                                           (NOTE 1A)

                  AEROSPACE & DEFENSE--0.3%
            3,873 Ametek Aerospace Products, Inc......... $    123,510
            6,015 Precision Castparts Corp...............      169,924
            1,220 Sequa Corp. (b)........................       57,974
                                                          ------------
                                                               351,408
                                                          ------------

                  AIR TRAVEL--0.1%
            3,109 Alaska Air Group, Inc. (b).............       90,472
                                                          ------------

                  APPAREL & TEXTILES--0.4%
            5,110 Coach, Inc.............................      199,188
            4,542 Timberland Co. (b).....................      168,417
            6,001 Unifi, Inc. (b)........................       43,507
                                                          ------------
                                                               411,112
                                                          ------------

                  AUTO PARTS--1.2%
            7,736 ArvinMeritor, Inc......................      151,935
            2,424 Bandag, Inc. (b).......................       84,258
            3,089 Borg Warner Automotive, Inc. (b) (c)...      161,400
            5,250 Federal Signal Corp. (c)...............      116,918
            8,757 Gentex Corp. (b).......................      234,075
            7,502 Lear Corp. (b).........................      286,126
            3,880 Modine Manufacturing Co................       90,520
            3,043 Superior Industries International, Inc.      122,481
                                                          ------------
                                                             1,247,713
                                                          ------------

                  BANKS--9.6%
            7,685 Associated Banc Corp...................      271,204
           10,794 Astoria Financial Corp. (c)............      285,609
           17,782 Banknorth Group, Inc...................      400,451
            5,649 City National Corp.....................      264,656
           13,478 Colonial Bancgroup, Inc. (b)...........      189,905
           14,917 Compass Bancshares, Inc................      422,151
           14,815 First Tennessee National Corp. (c).....      537,192
            5,594 First Virginia Banks, Inc..............      283,951
            9,925 Firstmerit Corp........................      268,868
           15,855 Golden State Bancorp, Inc. (c).........      414,608
            5,857 Greater Bay Bancorp (c)................      167,393
           11,717 Greenpoint Financial Corp..............      418,883
           18,579 Hibernia Corp..........................      330,520
            6,881 Independence Community Bank Corp.......      156,611
           11,054 M&T Bank Corp..........................      805,284
           12,349 Marshall & Ilsley Corp.................      781,445
            8,168 Mercantile Bankshares Corp.............      351,551
           23,809 National Commerce Financial Corp.......      602,368
           11,967 New York Community Bancorp, Inc. (c)...      273,685
           19,004 North Fork Bancorporation, Inc. (c)....      607,938
            8,985 Pacific Century Financial Corp. (b)....      232,622
            5,742 Provident Financial Group, Inc. (c)....      150,900
           10,286 Roslyn Bancorp, Inc. (b)...............      180,005

                                                             VALUE
         SHARES                                            (NOTE 1A)

                BANKS--(CONTINUED)
          5,406 Silicon Valley Bancshares (b) (c)........ $    144,502
         28,817 Sovereign Bancorp, Inc. (c)..............      352,720
          8,994 TCF Financial Corp. (c)..................      431,532
          5,786 Webster Financial Corp. (b)..............      182,433
          4,046 Westamerica Bancorporation...............      160,100
          3,816 Wilmington Trust Corp....................      241,591
                                                          ------------
                                                             9,910,678
                                                          ------------

                BIOTECHNOLOGY--0.5%
          6,909 Edwards Lifesciences Corp. (b)...........      190,896
         10,324 Protein Design Laboratories, Inc. (b) (c)      338,627
                                                          ------------
                                                               529,523
                                                          ------------

                BROADCASTING--0.7%
         12,690 Hispanic Broadcasting Corp. (b)..........      323,595
         12,552 Westwood One, Inc. (b)...................      377,188
                                                          ------------
                                                               700,783
                                                          ------------

                BUILDING & CONSTRUCTION--0.7%
          8,417 American Standard Cos., Inc. (b).........      574,292
          4,565 York International Corp..................      174,063
                                                          ------------
                                                               748,355
                                                          ------------

                BUSINESS SERVICES--5.6%
         13,383 Apollo Group, Inc........................      602,369
          2,887 Banta Corp...............................       85,224
          6,213 CSG Systems International, Inc. (b)......      251,316
         17,130 Ceridian Corp............................      321,187
          8,045 Certegy, Inc.............................      275,300
          9,016 Checkfree Corp. (b) (c)..................      162,288
          7,356 ChoicePoint, Inc. (b)....................      372,876
          5,644 Covanta Energy Corp. (b).................       25,511
          8,191 Devry, Inc. (b)..........................      233,034
          9,190 Dun & Bradstreet Corp. (b)...............      324,407
          3,964 Education Management Corp. (b)...........      143,695
          6,861 HON Industries, Inc......................      189,707
          4,207 Kelly Services, Inc......................       92,091
          4,397 Korn/Ferry International (b).............       46,828
          8,903 Manpower, Inc. (c).......................      300,120
          8,829 Miller Herman, Inc.......................      208,894
         11,479 Modis Professional Services, Inc. (b)....       81,960
          3,024 NCO Group, Inc. (b) (c)..................       69,250
          6,349 Pittston Brink's Group...................      140,313
         19,784 Republic Services, Inc...................      395,086
          8,385 Reynolds & Reynolds Co...................      203,336
          3,544 Rollins, Inc.............................       70,880
          7,197 Sotheby's Holdings, Inc. (b).............      119,542
          4,534 Sylvan Learning Systems, Inc. (b)........      100,065
          6,887 The Bisys Group, Inc. (b) (c)............      440,699


                See accompanying notes to financial statements.

                                    MSF-101

METROPOLITAN SERIES FUND, INC.
METLIFE MID CAP STOCK INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)



                                                            VALUE
           SHARES                                         (NOTE 1A)


                   BUSINESS SERVICES--(CONTINUED)
             6,269 Valassis Communications, Inc. (b).... $    223,302
            10,335 Viad Corp............................      244,733
             4,810 Wallace Computer Series, Inc.........       91,342
                                                         ------------
                                                            5,815,355
                                                         ------------

                   CHEMICALS--2.7%
             3,425 A. Schulman, Inc.....................       46,751
             8,101 Airgas, Inc. (b).....................      122,487
             5,301 Albemarle Corp.......................      127,224
             7,336 Cabot Corp...........................      261,895
             2,816 Cabot Microelectronics Corp. (b) (c).      223,168
            13,050 Crompton Corp........................      117,450
             4,645 Cytec Industries, Inc. (b) (c).......      125,415
             3,670 FMC Corp. (b)........................      218,365
             4,019 Ferro Corp. (c)......................      103,690
             3,318 H.B. Fuller Co.......................       95,459
            13,328 IMC Global, Inc......................      173,264
             6,011 Lubrizol Corp. (b)...................      210,926
            13,664 Lyondell Chemical Co. (c)............      195,805
             2,298 Minerals Technologies, Inc...........      107,179
             5,100 Olin Corp............................       82,314
            11,863 RPM, Inc.............................      171,539
            12,164 Solutia, Inc.........................      170,539
             5,796 Valspar Corp. (c)....................      229,522
                                                         ------------
                                                            2,782,992
                                                         ------------

                   COMMUNICATION SERVICES--3.3%
            12,868 A.H. Belo Corp.......................      241,275
            25,396 Broadwing, Inc. (b)..................      241,262
             6,451 Catalina Marketing Corp. (b).........      223,850
             5,555 Emmis Communications Corp. (b) (c)...      131,320
             5,317 Entercom Communications Corp. (b) (c)      265,850
             7,375 Harte Hanks, Inc.....................      207,754
             5,147 Lee Enterprises, Inc.................      187,196
             5,947 Macrovision Corp. (b) (c)............      209,453
             2,694 Media General, Inc...................      134,242
             6,366 Price Communications Corp. (b).......      121,527
             4,127 Scholastic Corp. (b) (c).............      207,712
             6,852 Telephone & Data Systems, Inc........      614,967
             1,111 Washington Post Co. (Class B)........      588,830
                                                         ------------
                                                            3,375,238
                                                         ------------

                   COMMUNICATIONS--2.6%
             6,303 Cooper Cameron Corp. (b).............      254,389
             4,991 Dycom Industries, Inc. (b) (c).......       83,400
            15,751 Ensco International, Inc. (c)........      391,412
             4,827 Granite Construction, Inc............      116,234
            12,622 Grant Prideco, Inc. (b)..............      145,153
             5,944 Helmerich And Payne, Inc.............      198,411

                                                              VALUE
         SHARES                                             (NOTE 1A)

                COMMUNICATIONS--(CONTINUED)
          3,143 Jacobs Engineering Group, Inc. (b)........ $    207,438
         15,536 Pride International, Inc..................      234,594
          7,012 Quanta Services, Inc. (b) (c).............      108,195
          7,110 Tidewater, Inc............................      241,029
         11,234 Varco International, Inc. (b).............      168,285
         13,428 Weatherford International, Inc. (b) (c)...      500,327
                                                           ------------
                                                              2,648,867
                                                           ------------

                COMPUTERS & BUSINESS EQUIPMENT--6.9%
         40,685 3Com Corp. (b)............................      259,570
          4,633 Adtran, Inc. (b)..........................      118,234
          9,527 Advanced Fibre Communications (b) (c).....      168,342
         54,198 Atmel Corp. (b)...........................      399,439
          9,127 Cirrus Logic, Inc. (b)....................      120,659
          6,033 Commscope, Inc. (b).......................      128,322
          6,994 Credence Systems Corp. (b) (c)............      129,879
          8,459 Cree, Inc. (b) (c)........................      249,202
         14,073 Cypress Semiconductor Corp. (b)...........      280,475
          3,115 DSP Group, Inc. (b).......................       72,455
         22,678 Enterasys Networks, Inc...................      200,700
          3,725 FEI Co. (b)...............................      117,375
         11,450 Fairchild Semiconductor International.....      322,283
          4,557 Infocus Corp. (b) (c).....................      100,345
         12,191 Integrated Device Technology, Inc. (b) (c)      324,159
          7,412 International Rectifier Corp. (b) (c).....      258,531
          4,587 L-3 Communications Holdings, Inc. (b) (c).      412,830
          5,651 LTX Corp. (b).............................      118,332
         14,678 Lam Research Corp. (b)....................      340,823
         12,815 Lattice Semiconductor Corp. (b) (c).......      263,605
          4,337 MIPS Technologies, Inc. (Class B) (b).....       34,609
         13,151 McData Corp. (c)..........................      322,199
         10,886 Micrel, Inc. (b)..........................      285,540
         15,598 Microchip Technology, Inc. (b)............      604,267
          5,488 Plantronics, Inc. (b) (c).................      140,712
         10,547 Polycom, Inc. (b).........................      359,336
          7,516 Powerwave Technologies, Inc. (b) (c)......      129,876
         18,187 Quantum Corp. (b).........................      179,142
          7,983 Sandisk Corp. (b) (c).....................      114,955
          8,229 Semtech Corp. (b) (c).....................      293,693
         12,307 Storage Technology Corp. (b)..............      254,386
         10,697 Transwitch Corp. (b)......................       48,137
                                                           ------------
                                                              7,152,412
                                                           ------------

                CONSTRUCTION MATERIALS--0.6%
          3,554 Carlisle Cos., Inc. (c)...................      131,427
          7,410 Hanover Compressor Co. (b) (c)............      187,177
          5,677 Martin Marietta Materials, Inc............      264,548
                                                           ------------
                                                                583,152
                                                           ------------


                See accompanying notes to financial statements.

                                    MSF-102

METROPOLITAN SERIES FUND, INC.
METLIFE MID CAP STOCK INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)



                                                             VALUE
          SHARES                                          (NOTE 1A)

                 CONTAINERS & GLASS--0.6%
           5,855 Longview Fibre Co...................... $     69,148
          12,352 Packaging Corp of America (b)..........      224,189
          11,178 Sonoco Products Co.....................      297,111
                                                         ------------
                                                              590,448
                                                         ------------

                 COSMETICS & TOILETRIES--0.1%
           8,630 Perrigo Co. (b)........................      102,007
                                                         ------------

                 DOMESTIC OIL--2.6%
           7,483 Equitable Resources, Inc...............      254,946
           1,324 FMC Technologies, Inc..................       21,780
           5,468 Forest Oil Corp. (b)...................      154,252
           5,320 Murphy Oil Corp. (c)...................      447,093
           9,496 National-Oilwell, Inc. (b).............      195,713
           6,646 Noble Affiliates, Inc..................      234,537
          20,104 Ocean Energy, Inc. (b).................      385,997
           9,281 Pennzoil-Quaker State Co...............      134,111
          11,427 Pioneer Natural Resources Co. (b)......      220,084
          12,595 Valero Energy Corp. (c)................      480,121
           3,817 Western Gas Resources, Inc.............      123,365
                                                         ------------
                                                            2,651,999
                                                         ------------

                 DRUGS & HEALTH CARE--11.2%
          12,401 Apogent Technologies, Inc..............      319,946
           6,400 Apria Healthcare Group, Inc. (b).......      159,936
           7,131 Beckman Coulter, Inc...................      315,903
           6,519 COR Therapeutics, Inc. (b) (c).........      156,000
           6,952 Covance, Inc. (b) (c)..................      157,810
          13,569 Cytyc Corp. (b)........................      354,151
           6,078 Dentsply International, Inc............      305,116
           9,263 Express Scripts, Inc. (b) (c)..........      433,138
          11,654 First Health Group Corp. (b) (c).......      288,320
          11,226 Gilead Sciences, Inc. (b)..............      737,773
          14,443 Health Net, Inc. (b) (c)...............      314,569
           4,994 Henry Schein, Inc. (b).................      184,928
           7,337 Hillenbrand Industries, Inc............      405,516
           9,565 ICN Pharmaceuticals, Inc. (c)..........      320,427
          17,844 IDEC Pharmaceuticals Corp. (b) (c).....    1,229,987
           7,726 Incyte Genomics, Inc. (b)..............      150,193
          23,092 Ivax Corp. (b).........................      465,073
           4,595 Lifepoint Hospitals, Inc. (b)..........      156,414
          12,592 Lincare Holdings, Inc. (b).............      360,761
          25,899 Millennium Pharmaceuticals (b) (c).....      634,784
          14,727 Mylan Laboratories, Inc................      552,262
          10,935 Omnicare, Inc. (c).....................      272,063
          10,752 Oxford Health Plans, Inc. (b) (c)......      324,065
           3,952 PacifiCare Health Systems, Inc. (b) (c)       63,232
           7,930 Patterson Dental Co. (c)...............      324,575
          11,182 Quest Diagnostics, Inc. (b)............      801,861

                                                                  VALUE
     SHARES                                                     (NOTE 1A)

             DRUGS & HEALTH CARE--(CONTINUED)
       9,141 Sepracor, Inc. (b) (c)........................... $    521,585
       8,057 Steris Corp. (b).................................      147,201
       8,429 Triad Hospitals, Inc. (b) (c)....................      247,391
       4,187 Trigon Healthcare, Inc. (b) (c)..................      290,787
       7,043 Universal Health Services, Inc. (Class B) (b) (c)      301,300
       6,426 VISX, Inc. (b)...................................       85,145
       8,728 Vertex Pharmaceuticals, Inc. (b).................      214,622
                                                               ------------
                                                                 11,596,834
                                                               ------------

             ELECTRIC UTILITIES--3.9%
       9,734 ALLETE, Inc......................................      245,297
      10,281 Alliant Corp.....................................      312,131
       3,109 Black Hills Corp. (b)............................      105,209
       5,291 Cleco Corp.......................................      116,243
      10,418 Conectiv, Inc....................................      255,137
      14,783 DPL, Inc.........................................      355,975
       6,564 DQE, Inc. (c)....................................      124,257
      13,665 Energy East Corp. (c)............................      259,498
       7,265 Great Plains Energy, Inc.........................      183,078
       3,966 Hawaiian Electric Industries, Inc................      159,750
       4,394 Idacorp, Inc. (c)................................      178,396
      11,778 Montana Power Co. (b)............................       67,723
       6,228 NSTAR............................................      279,326
      16,395 Northeast Utilities..............................      289,044
       9,152 OGE Energy Corp. (c).............................      211,228
      12,568 Potomac Electric Power Co........................      283,660
       4,595 Public Service Co................................      128,430
      10,120 Puget Energy, Inc. (c)...........................      221,527
      13,629 Wisconsin Energy Corp............................      307,470
                                                               ------------
                                                                  4,083,379
                                                               ------------

             ELECTRICAL EQUIPMENT--2.0%
       7,733 Harris Corp......................................      235,934
       6,872 Hubbell, Inc.....................................      201,899
       4,859 Plexus Corp. (b) (c).............................      129,055
      19,496 RF Micro Devices, Inc. (b).......................      374,908
       4,714 SPX Corp. (b) (c)................................      645,347
       2,182 Tecumseh Products Co.............................      110,475
      18,633 Vishay Intertechnology, Inc. (b).................      363,343
                                                               ------------
                                                                  2,060,961
                                                               ------------

             ELECTRONICS--1.7%
      11,664 Arrow Electronics, Inc...........................      348,754
      13,784 Avnet, Inc.......................................      351,078
       8,353 Diebold, Inc.....................................      337,795
      10,022 Kemet Corp. (b)..................................      177,890
       4,268 Newport Corp. (c)................................       82,287
       6,449 Technologies Data Corp. (b) (c)..................      279,113


                See accompanying notes to financial statements.

                                    MSF-103

METROPOLITAN SERIES FUND, INC.
METLIFE MID CAP STOCK INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)



                                                           VALUE
           SHARES                                        (NOTE 1A)

                  ELECTRONICS--(CONTINUED)
            4,570 Teleflex, Inc........................ $    216,207
                                                        ------------
                                                           1,793,124
                                                        ------------

                  FINANCE & BANKING--0.5%
           13,851 Dime Bancorp, Inc....................      499,744
                                                        ------------

                  FINANCIAL SERVICES--3.7%
            9,202 A.G. Edwards, Inc....................      406,452
            9,868 Americredit Corp. (b) (c)............      311,335
            8,087 Eaton Vance Corp. (c)................      287,493
            7,079 Indymac Bancorp, Inc. (b)............      165,507
            5,684 Investment Technology Group, Inc. (b)      222,074
            3,728 Investors Financial Services Corp....      246,831
            6,869 Labranche & Co., Inc. (b)............      236,706
            7,797 Legg Mason, Inc. (c).................      389,694
            6,495 Leucadia National Corp...............      187,511
            7,447 Metris Cos., Inc. (c)................      191,462
            8,234 Neuberger Berman, Inc. (c)...........      361,473
           12,639 SEI Investments Co. (c)..............      570,145
            9,360 Waddell & Reed Financial, Inc........      301,392
                                                        ------------
                                                           3,878,075
                                                        ------------

                  FOOD & BEVERAGES--2.9%
            5,023 Dean Foods Co. (c)...................      342,545
            6,559 Dole Food, Inc.......................      175,978
            4,033 Dreyer's Grand Ice Cream, Inc. (c)...      155,311
           16,272 Hormel Foods Corp. (c)...............      437,229
            5,914 Interstate Bakeries Corp.............      143,000
            8,084 McCormick & Co., Inc.................      339,285
           18,205 PepsiAmericas, Inc...................      251,229
            5,509 Sensient Technologies Corp. (c)......      114,642
           13,054 Smithfield Foods, Inc. (b)...........      287,710
            2,850 The J. M. Smucker Co. (c)............      100,833
            5,932 Tootsie Roll Industries, Inc.........      231,823
           40,781 Tyson Foods, Inc. (c)................      471,021
                                                        ------------
                                                           3,050,606
                                                        ------------

                  GAS & PIPELINE UTILITIES--2.9%
            6,388 AGL Resources, Inc...................      147,052
           11,698 American Water Works, Inc............      488,391
            8,090 MDU Resources Group, Inc.............      227,733
            9,294 National Fuel Gas Co. (c)............      229,562
            6,986 Oneok, Inc...........................      124,630
            8,934 Patterson-UTI Energy, Inc............      208,251
            9,572 Questar Corp.........................      239,779
           12,226 Scana Corp...........................      340,250
           11,944 Sierra Pacific Resources (b) (c).....      179,757
           13,537 Utilicorp United, Inc. (c)...........      340,726
            7,953 Vectren Corp.........................      190,713

                                                              VALUE
          SHARES                                           (NOTE 1A)

                 GAS & PIPELINE UTILITIES--(CONTINUED)
           5,680 WGL Holdings, Inc. (c).................. $    165,118
           8,164 Western Resources, Inc..................      140,421
                                                          ------------
                                                             3,022,383
                                                          ------------

                 HEALTH CARE-PRODUCTS--0.2%
          11,032 Dial Corp...............................      189,199
                                                          ------------

                 HOTELS & RESTAURANTS--1.5%
           4,089 Bob Evans Farms, Inc....................      100,467
           6,431 CBRL Group, Inc. (b)....................      189,328
          10,896 Extended Stay America, Inc. (b).........      178,694
           6,239 International Speedway Corp.............      243,945
           8,282 Mandalay Resort Group (b) (c)...........      177,235
           8,939 Outback Steakhouse, Inc. (b) (c)........      306,161
           2,636 Papa John's International, Inc. (b) (c).       72,437
          35,245 Park Place Entertainment Corp. (b)......      323,197
                                                          ------------
                                                             1,591,464
                                                          ------------

                 HOUSEHOLD APPLIANCES & HOME FURNISHINGS--1.4%
           5,530 Blyth, Inc. (b) (c).....................      128,572
          16,060 Clayton Homes, Inc. (c).................      274,626
           5,903 Furniture Brands International, Inc. (b)      189,014
           4,321 Lancaster Colony Corp...................      153,439
           7,500 Lennar Corp. (c)........................      351,150
           6,179 Mohawk Industries, Inc. (b) (c).........      339,104
                                                          ------------
                                                             1,435,905
                                                          ------------

                 HOUSEHOLD PRODUCTS--0.2%
          10,770 Energizer Holdings, Inc.................      205,169
                                                          ------------

                 INDUSTRIAL MACHINERY--1.7%
           8,384 AGCO Corp...............................      132,299
           3,631 Albany International Corp. (b)..........       78,793
           5,152 Donaldson, Inc..........................      200,104
           4,456 Fastenal Co. (c)........................      296,012
           5,190 Flowserve Corp. (b).....................      138,106
           4,675 Harsco Corp.............................      160,352
           3,521 Kaydon Corp.............................       79,856
           3,647 Kennametal, Inc.........................      146,865
           3,904 Nordson Corp............................      103,105
           5,757 Pentair, Inc............................      210,188
           3,317 Stewart & Stevenson Services, Inc.......       62,393
           5,166 Trinity Industries, Inc.................      140,360
                                                          ------------
                                                             1,748,433
                                                          ------------

                 INSURANCE--3.8%
           6,196 Allmerica Financial Corp................      276,032
           7,968 American Financial Group, Inc...........      195,614


                See accompanying notes to financial statements.

                                    MSF-104

METROPOLITAN SERIES FUND, INC.
METLIFE MID CAP STOCK INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)


                                                          VALUE
            SHARES                                       (NOTE 1A)


                    INSURANCE--(CONTINUED)
              9,910 Arthur J. Gallagher & Co........... $    341,796
              5,417 Everest Reinsurance Group, Ltd. (c)      382,982
             10,022 Fidelity National Financial, Inc...      248,546
              7,100 HCC Insurance Holdings, Inc. (c)...      195,605
              4,759 Horace Mann Educators Corp.........      100,986
              5,570 Mony Group, Inc....................      192,555
              7,055 Ohio Casualty Corp. (b)............      113,233
             13,923 Old Republic International Corp....      389,983
              8,051 Protective Life Corp...............      232,915
             10,973 Radian Group, Inc..................      471,290
              3,501 Stancorp Financial Group, Inc......      165,422
              5,208 The PMI Group, Inc. (c)............      348,988
              7,874 Unitrin, Inc.......................      311,181
                                                        ------------
                                                                       3,967,128
                                                        ------------

                    INTERNET--0.7%
             43,594 E*Trade Group, Inc. (b) (c)........      446,838
              3,363 GTECH Holdings Corp. (b) (c).......      152,310
              6,573 RSA Security, Inc. (c).............      114,765
                                                        ------------
                                                                         713,913
                                                        ------------

                    INVESTMENT TRUSTS--2.4%
             26,280 Midcap SPDR Trust Series 1.........    2,438,784
                                                        ------------

                    LEISURE--0.3%
              9,121 Callaway Golf Co. (c)..............      174,667
             10,791 Six Flags, Inc. (b) (c)............      165,966
                                                        ------------
                                                                         340,633
                                                        ------------

                    MEDICAL LABORATORIES--0.4%
              4,967 Barr Laboratories, Inc. (b) (c)....      394,181
                                                        ------------

                    MINING--0.4%
             12,473 Alaska Steel Holding Corp..........      141,943
              6,133 Arch Coal, Inc.....................      139,219
              2,590 Carpenter Technology Corp..........       68,946
              6,390 UCAR International, Inc. (b).......       68,373
                                                        ------------
                                                                         418,481
                                                        ------------

                    PAPER & FOREST--0.7%
              6,418 Bowater, Inc.......................      306,139
              4,987 P.H. Glatfelter Co.................       77,697
              3,323 Potlatch Corp......................       97,430
              3,189 Rayonier, Inc......................      160,949
              5,862 Wausau Mosinee Paper Corp..........       70,930
                                                        ------------
                                                                         713,145
                                                        ------------
                                                                           VALUE
            SHARES                                       (NOTE 1A)


                   PETROLEUM SERVICES--0.9%
            19,180 BJ Services Co. (c).................. $  622,391
             5,780 Smith International, Inc. (b) (c)....    309,924
                                                         ----------
                                                                         932,315
                                                         ----------

                   PUBLISHING--0.3%
            11,702 Reader's Digest Association, Inc.....    270,082
                                                         ----------

                   RAILROADS & EQUIPMENT--0.9%
             9,868 C.H. Robinson Worldwide, Inc.........    285,334
             5,692 GATX Corp. (c).......................    185,104
            10,005 Gartner Group, Inc. (Class B) (b)....    112,056
             4,226 JB HuntTransport Services, Inc. (b)..     98,043
             9,969 Swift Transportation, Inc. (b) (c)...    214,433
                                                         ----------
                                                                         894,970
                                                         ----------

                   REAL ESTATE--0.2%
             8,577 United Rentals, Inc. (b) (c).........    194,698
                                                         ----------

                   REAL ESTATE INVESTMENT TRUST--0.4%
             7,314 Hospitality Properties Trust (c).....    215,763
            10,216 New Plan Excel Realty Trust, Inc. (c)    194,615
                                                         ----------
                                                                         410,378
                                                         ----------

                   RETAIL--4.1%
            11,637 Abercrombie & Fitch Co. (b) (c)......    308,730
             8,410 American Eagle Outfitters, Inc. (b)..    220,090
             8,549 BJ's Wholesale Club, Inc.............    377,011
             7,846 Barnes & Noble, Inc. (b) (c).........    232,242
             9,513 Borders Group, Inc. (b)..............    188,738
            11,491 Brinker International, Inc. (b)......    341,972
            10,351 CDW Computer Centers., Inc. (b)......    555,952
             4,558 Church & Dwight, Inc.................    121,379
             5,715 Claires Stores, Inc..................     86,296
            13,175 Dollar Tree Stores, Inc. (b) (c).....    407,239
             3,496 Lands' End, Inc. (b) (c).............    175,359
             4,438 Long's Drug Stores Corp. (c).........    103,760
             5,599 Neiman Marcus Group, Inc. (b)........    173,961
             2,605 Payless Shoesource, Inc. (b).........    146,271
             9,362 Ross Stores, Inc.....................    300,333
             5,435 Ruddick Corp.........................     86,906
            16,434 Saks, Inc. (b).......................    153,494
             6,690 Williams-Sonoma, Inc. (b) (c)........    287,001
                                                         ----------
                                                                       4,266,734
                                                         ----------

                              SEMICONDUCTORS--0.2%
            15,165 TriQuint Semiconductor, Inc. (b) (c).    185,923
                                                         ----------


                See accompanying notes to financial statements.

                                    MSF-105

METROPOLITAN SERIES FUND, INC.
METLIFE MID CAP STOCK INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)


                                                               VALUE
         SHARES                                              (NOTE 1A)


                SHIPBUILDING--0.2%
          4,757 Alexander & Baldwin, Inc.................... $  127,012
          4,014 Overseas Shipholding Group, Inc.............     90,315
                                                             ----------
                                                                217,327
                                                             ----------

                SOFTWARE--8.3%
         10,169 Acxiom Corp. (b) (c)........................    177,652
          3,969 Advent Software, Inc. (b) (c)...............    198,252
          7,045 Affiliated Computer Services, Inc. (b)......    747,686
         30,345 Ascential Software Corp.....................    122,897
          5,188 Avocent Corp. (b)...........................    125,809
         28,608 Cadence Design Systems, Inc. (b) (c)........    627,087
         14,083 DST Systems, Inc. (b).......................    702,038
         16,039 Electronic Arts, Inc. (b)...................    961,538
          4,047 Imation Corp. (b)...........................     87,334
          5,591 Internet Security Systems, Inc..............    179,247
         10,390 Jack Henry & Associates, Inc................    226,918
          8,826 Keane, Inc. (b).............................    159,133
         10,435 Legato Systems, Inc. (b)....................    135,342
          6,782 Macromedia, Inc. (b)........................    120,720
          7,588 Mentor Graphics Corp. (b)...................    178,849
          5,972 National Instruments Corp. (b) (c)..........    223,711
         16,199 Networks Associates, Inc. (b) (c)...........    418,744
         22,713 Rational Software Corp. (b) (c).............    442,904
          5,959 Retek, Inc. (b) (c).........................    177,995
         32,694 Sungard Data Systems, Inc. (b)..............    945,837
         11,554 Sybase, Inc. (b)............................    182,091
          4,678 Sykes Enterprises, Inc. (b).................     43,693
          8,152 Symantec Corp. (b)..........................    540,722
          6,939 Synopsys, Inc. (c)..........................    409,887
          8,132 Titan Corp. (b) (c).........................    202,893
          4,300 Transaction Systems Architects, Inc. (b) (c)     52,718
          9,088 Wind River Systems, Inc. (b) (c)............    162,766
                                                             ----------
                                                              8,554,463
                                                             ----------

                TOBACCO--0.7%
         11,219 R.J. Reynolds Tobacco Holdings..............    631,630

                                                                VALUE
       SHARES                                                 (NOTE 1A)


               TOBACCO--(CONTINUED)
         3,129 Universal Corp............................... $    113,927
                                                             ------------
                                                                  745,557
                                                             ------------

               TRUCKING & FREIGHT FORWARDING--0.7%
         5,649 Airborne, Inc................................       83,775
         4,489 Atlas Air, Inc. (b)..........................       65,764
         5,732 CNF Transportation, Inc......................      192,308
         5,578 EGL, Inc. (b) (c)............................       77,813
         6,037 Expeditors International Washington, Inc. (c)      343,807
                                                             ------------
                                                                  763,467
                                                             ------------
               Total Common Stocks
                (Identified Cost $100,345,434)..............  101,269,969
                                                             ------------
       WARRANTS--0.0%
                                                                           VALUE
                                                                       (NOTE 1A)

               FINANCE & BANKING--0.0%
         7,309 Dime Bancorp, Inc............................        1,096
                                                             ------------
               Total Warrants
                (Identified Cost $2,887)....................        1,096
                                                             ------------
       SHORT TERM INVESTMENT--1.6%
             FACE
            AMOUNT

                     DISCOUNT NOTES--1.6%
          $1,600,000 Federal Home Loan Mortgage 1.510%,
                      01/02/02..........................    1,599,933
                                                         ------------
                     Total Short Term Investments
                      (Identified Cost $1,599,933)......    1,599,933
                                                         ------------
                            Total Investments--99.5%
                      (Identified Cost $101,948,254) (a)  102,870,998
                     Other assets less liabilities......      529,109
                                                         ------------
                     TOTAL NET ASSETS--100%............. $103,400,107
                                                         ============

 FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2001

FUTURES          NUMBER OF EXPIRATION  CONTRACT   VALUATION AS OF   UNREALIZED
CONTRACTS LONG   CONTRACTS    DATE      AMOUNT   DECEMBER 31, 2001 APPRECIATION

S & P MIPCAP 400     7     3/14/2002  $1,745,054    $1,781,850       $36,796
                                                                     =======
(a)Federal Tax Information:
   At December 31, 2001 the net unrealized appreciation on investments based on cost of $102,699,497 for federal income tax purposes was as follows:

        Aggregate gross unrealized appreciation for
         all investments in which there is an excess
         of value over tax cost......................... $ 11,178,325
        Aggregate gross unrealized depreciation for
         all investments in which there is an excess
         of tax cost over value.........................  (11,006,824)
                                                         ------------
        Net unrealized appreciation..................... $    171,501
                                                         ============

(b)Non-Income producing security.
(c)A portion or all of the security was on loan. As of December 31, 2001, the market value of securities loaned was $16,512,064 with collateral backing valued at $17,306,360.

                See accompanying notes to financial statements.

                                    MSF-106

METROPOLITAN SERIES FUND
METLIFE MID CAP STOCK INDEX PORTFOLIO


 STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2001

       ASSETS
         Investments at value..................             $102,870,998
         Cash..................................                   65,600
         Receivable for:
          Securities sold......................                1,072,537
          Fund shares sold.....................                  351,413
          Dividends and interest...............                   70,329
          Collateral for securities loaned.....               17,306,360
         Prepaid expense.......................                    4,214
                                                            ------------
           Total Assets........................              121,741,451
       LIABILITIES
         Payable for:
          Fund shares redeemed................. $   146,158
          Securities purchased.................     772,088
          Futures variation margin.............      13,358
          Return of collateral for securities
           loaned..............................  17,306,360
         Accrued expenses:
          Management fees......................      72,762
          Service and distribution fees
           Class B.............................       1,162
          Other expenses.......................      29,456
                                                -----------
           Total Liabilities...................               18,341,344
                                                            ------------
       NET ASSETS..............................             $103,400,107
                                                            ============
         Net assets consist of:
          Capital paid in......................             $103,058,086
          Undistributed net investment
           income..............................                  442,042
          Accumulated net realized gains
           (losses)............................               (1,059,561)
          Unrealized appreciation
           (depreciation) on investments
           and futures contracts...............                  959,540
                                                            ------------
       NET ASSETS..............................             $103,400,107
                                                            ============
       Computation of offering price:

       CLASS A
       Net asset value and redemption price
        per share ($97,505,004 divided by
        9,320,711 shares of beneficial
        interest)..............................             $      10.46
                                                            ============
       CLASS B
       Net asset value and redemption price
        per share ($5,895,003 divided by
        565,358 shares of beneficial interest).             $      10.43
                                                            ============
       CLASS E
       Net asset value and redemption price
        per share ($100 divided by 10
        shares of beneficial interest).........             $      10.45
                                                            ============
       Identified cost of investments..........             $101,948,254
                                                            ============


 STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

      INVESTMENT INCOME
        Dividends...............................             $  828,428
        Interest................................                121,842 (a)
                                                              ----------
                                                               950,270
      EXPENSES
        Management fees......................... $  204,629
        Service and distribution fees--Class B..      6,309
        Directors' fees and expenses............     11,021
        Custodian...............................    155,798
        Audit and tax services..................     14,508
        Legal...................................        291
        Printing................................     31,757
        Insurance...............................      2,745
        Miscellaneous...........................        495
                                                 ----------
        Total expenses before reimbursements....    427,553
        Expense reimbursements..................    (52,910)    374,643
                                                 ----------  ----------
      NET INVESTMENT INCOME.....................                575,627
                                                             ----------
      REALIZED AND UNREALIZED GAIN (LOSS)
      Realized gain (loss) on:
        Investments--net........................   (204,610)
        Futures contracts--net..................   (414,965)   (619,575)
                                                 ----------
      Unrealized appreciation (depreciation) on:
        Investments--net........................  1,180,167
        Futures contracts--net..................      6,059   1,186,226
                                                 ----------  ----------
      Net gain (loss)...........................                566,651
                                                             ----------
      NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS..........................             $1,142,278
                                                             ==========


(a)Income on securities loaned $29,694

                See accompanying notes to financial statements.

                                    MSF-107

METROPOLITAN SERIES FUND, INC.
METLIFE MID CAP STOCK INDEX PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED    YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,
                                                                         2001        2000 (A)
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $    575,627  $   152,722
  Net realized gain (loss)..........................................     (619,575)     (71,690)
  Unrealized appreciation (depreciation)............................    1,186,226     (226,686)
                                                                     ------------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................    1,142,278     (145,654)
                                                                     ------------  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
   Class A..........................................................     (132,193)    (150,134)
   Class B..........................................................       (1,876)           0
                                                                     ------------  -----------
                                                                         (134,069)    (150,134)
                                                                     ------------  -----------
  Net realized gain
   Class A..........................................................     (257,041)    (109,713)
   Class B..........................................................       (3,646)           0
                                                                     ------------  -----------
                                                                         (260,687)    (109,713)
                                                                     ------------  -----------
  TOTAL DISTRIBUTIONS...............................................     (394,756)    (259,847)
                                                                     ------------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   40,718,577   62,339,509
                                                                     ------------  -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   41,466,099   61,934,008

NET ASSETS
  Beginning of the year.............................................   61,934,008            0
                                                                     ------------  -----------
  End of the year................................................... $103,400,107  $61,934,008
                                                                     ============  ===========
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the year................................................... $    442,042  $     2,588
                                                                     ============  ===========

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                      YEAR ENDED               YEAR ENDED
                                                                   DECEMBER 31, 2001      DECEMBER 31, 2000 (A)
                                                               ------------------------  ----------------------
                                                                 SHARES         $         SHARES         $
                                                               ----------  ------------  ---------  -----------
CLASS A
  Sales.......................................................  4,700,670  $ 47,191,802  6,106,689  $65,462,750
  Reinvestments...............................................     38,424       389,233     23,971      259,847
  Redemptions................................................. (1,238,362)  (12,549,128)  (310,681)  (3,383,088)
                                                               ----------  ------------  ---------  -----------
  Net increase (decrease).....................................  3,500,732  $ 35,031,907  5,819,979  $62,339,509
                                                               ==========  ============  =========  ===========
CLASS B
  Sales.......................................................    687,866  $  6,907,792          0  $         0
  Reinvestments...............................................        547         5,523          0            0
  Redemptions.................................................   (123,055)   (1,226,745)         0            0
                                                               ----------  ------------  ---------  -----------
  Net increase (decrease).....................................    565,358  $  5,686,570          0  $         0
                                                               ==========  ============  =========  ===========
CLASS E
  Sales.......................................................         10  $        100          0  $         0
  Reinvestments...............................................          0             0          0            0
  Redemptions.................................................          0             0          0            0
                                                               ----------  ------------  ---------  -----------
  Net increase (decrease).....................................         10  $        100          0  $         0
                                                               ==========  ============  =========  ===========
  Increase (decrease) derived from capital share transactions.  4,066,100  $ 40,718,577  5,819,979  $62,339,509
                                                               ==========  ============  =========  ===========

(a)Fund commenced operation July 5, 2000.

                See accompanying notes to financial statements.

                                    MSF-108

METROPOLITAN SERIES FUND, INC.
METLIFE MID CAP STOCK INDEX PORTFOLIO

 FINANCIAL HIGHLIGHTS




                                                                                             CLASS A
CLASS B
                                                                                    ----------------------
------------
                                                                                                   JULY 5,
JANUARY 2,
                                                                                        YEAR       2000(A)
2001(A)
                                                                                       ENDED       THROUGH
THROUGH
                                                                                    DECEMBER 31, DECEMBER 31,
DECEMBER 31,
                                                                                        2001         2000
2001
                                                                                    ------------ ------------
------------
NET ASSET VALUE, BEGINNING OF PERIOD...............................................   $ 10.64      $ 10.00   $10.54
                                                                                      -------      -------   ------
INCOME FROM INVESTMENT
OPERATIONS
  Net investment income............................................................      0.06     0.03         0.04
  Net realized and unrealized gain (loss) on investments...........................     (0.19)    0.66        (0.10)
                                                                                      -------      -------    ------
  Total from investment operations.................................................     (0.13)        0.69    (0.06)
                                                                                      -------      -------    ------
LESS DISTRIBUTIONS
  Distributions from net investment income.........................................     (0.02)       (0.03)   (0.02)
  Distributions from net realized capital gains....................................     (0.03)       (0.02)   (0.03)
                                                                                      -------      -------    ------
  Total distributions..............................................................     (0.05)       (0.05)   (0.05)
                                                                                      -------      -------    ------
NET ASSET VALUE, END OF PERIOD.....................................................   $ 10.46      $ 10.64    $10.43
                                                                                      =======      =======    ======
TOTAL RETURN (%)...................................................................      (1.2)       6.8  (b) 3.1  (b)
Ratio of operating expenses to average net assets (%)..............................      0.45       0.45  (c) 0.70 (c)
  Ratio of net investment income to average net assets (%).........................      0.71       0.92  (c) 0.48 (c)
Portfolio turnover rate (%)........................................................        45        124  (c)  45
Net assets, end of period (000)....................................................   $97,505      $61,934    $5,895
The Ratios of operating expenses to average net assets without giving effect to
the voluntary expense agreement would have been (%)...................................      0.52       0.83(c) 0.77 (c)

                                                                                      CLASS E
                                                                                    ------------
                                                                                       MAY 1,
                                                                                      2001(A)
                                                                                      THROUGH
                                                                                    DECEMBER 31,
                                                                                        2001
                                                                                    ------------
NET ASSET VALUE, BEGINNING OF PERIOD...............................................    $10.54
                                                                                       ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income............................................................      0.00
  Net realized and unrealized gain (loss) on investments...........................     (0.09)
                                                                                       ------
  Total from investment operations.................................................     (0.09)
                                                                                       ------
LESS DISTRIBUTIONS
  Distributions from net investment income.........................................      0.00
  Distributions from net realized capital gains....................................      0.00
                                                                                       ------
  Total distributions..............................................................      0.00
                                                                                       ------
NET ASSET VALUE, END OF PERIOD.....................................................    $10.45
                                                                                       ======
TOTAL RETURN (%)...................................................................      (0.9)(b)
Ratio of operating expenses to average net assets (%)..............................     0.60 (c)
  Ratio of net investment income to average net assets (%).........................     0.00 (c)
Portfolio turnover rate (%)........................................................        45
Net assets, end of period (000)....................................................    $  0.1
The Ratios of operating expenses to average net assets without giving effect to the
 voluntary expense agreement would have been (%)...................................     0.67 (c)

(a)Commencement of operations
(b)Periods less than one year are not computed on an annualized basis
(c)Computed on an annualized basis

                See accompanying notes to financial statements

                                    MSF-109

METROPOLITAN SERIES FUND, INC.

 NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS


 INVESTMENT OBJECTIVE
 TO SEEK CAPITAL GROWTH.

 INCEPTION
 DATE  11/9/98

 ASSET CLASS
 MID CAP STOCKS

 NET ASSETS
 $162.5 MILLION

 PORTFOLIO  MANAGER
 ROBERT  GENDELMAN


PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2001, the Class A shares of the Neuberger Berman Partners Mid Cap Value Portfolio declined 2.5%, underperfoming its benchmark, the Standard & Poor's MidCap 400 / BARRA Value Index,/8/, which rose 7.1% for the same time period. The average return of its peer group, the Lipper Variable Insurance Product Mid-Cap Value Funds universe/15/, was +7.3% for the year. The portfolio's negative return and underperformance of the index can be attributed to holdings within Information Technology and Energy, two generally unfavorable performers in 2001.

PORTFOLIO ACTIVITY
Information Technology had the largest negative impact on relative and absolute return. While performance within the sector was mixed, the detractors outweighed the contributors. Tech was hard-hit throughout much of the year as the economic slowdown caused a reduction in capital spending, demand, and corporate earnings. The 4/th quarter was strong, as investors began to anticipate an economic and earnings recovery, though it was not enough to make the year one of positive returns for many tech components. Energy was also a negatively performing sector; the weak economy significantly hurt demand for oil & gas in 2001, disrupting the supply/demand picture and dragging down commodity prices. Conversely, the resilient U.S. consumer supported the Consumer Discretionary sector. Our holdings had very strong relative and absolute performance, aided by strong stock selection and an overweight allocation. /

PORTFOLIO OUTLOOK/A/
There is mounting evidence that the economy is showing signs of recovering. However, it is still very early in the process and, put simply, anything could happen. The market seems to already have fully discounted a robust recovery and many stocks possess unattractive valuations. While we do acknowledge growing evidence of economic improvement, we are concerned about the robustness of the recovery and are therefore cautiously optimistic. As the new year begins, we are continuing our search for what we believe are the best opportunities in those industry groups that are discounting a more modest recovery. Energy and credit-sensitive financials are two areas we are monitoring. The latter group was under pressure throughout 2001 due to concerns about loan losses. These fears should wane as the economy picks up, providing a boost to these stocks. Though we remain cautious due to near-term uncertainty, we believe that select energy stocks possess attractive longer-term return potential and should exhibit valuation improvement as the economy recovers and, in turn, demand and commodity prices improve. Technology has regained some strength and seems to have emerged from its lengthy downward spiral. However, the sector's lofty valuations already discount a return to boom times. We therefore feel that tech does not offer much in the way of compelling valuations. Nonetheless, we have been able to find some attractive opportunities here.

Despite speaking on a sector basis, we find it essential to primarily look at investments on an individual basis. We think it is, and will continue to be, a stock picker's market, in part because there are no obvious sectors of value relative to economic expectations. We feel market volatility has allowed us to build a strong portfolio, one with characteristics that should enable us to outperform under a variety of potential macroeconomic outcomes.



                             PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2001

                                                  % OF TOTAL
                    SECURITY                      NET ASSETS
                    ----------------------------------------

                    *MIDCAP SPDR TRUST SERIES 1..    4.1%
                    RADIAN GROUP, INC............    2.1
                    CIGNA CORP...................    2.0
                    SHERWIN-WILLIAMS CO.S CO.....    1.9
                    VALASSIS COMMUNICATIONS, INC.    1.9
                    PITNEY BOWES, INC............    1.8
                    LEAR CORP. P.................    1.7
                    GTECH HOLDINGS CORP..........    1.6
                    VIAD CORP....................    1.6
                    MAY DEPARTMENT STORES CO.....    1.6

 *Please note that this security is an investment fund and not a common stock.

     A $10,000 INVESTMENT COMPARED TO THE S&P MIDCAP 400/BARRA VALUE INDEX
                                 SINCE 11/9/98


                                    [CHART]

                              Neuberger S&P Mid Cap
                                Berman 400/Barra
                              Partners Value Index
              MidCap Value
                -------             -------
11/98            10,000              10,000
12/98            10,744              10,689
12/99            12,639              10,938
12/00            16,209              13,984
12/01            15,802              14,982


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN
                            AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
                               NBP MID CAP VALUE       S&P MID CAP
                           CLASS A CLASS B  CLASS E  400 BARRA VALUE

           1 Year           -2.5%    N/A      N/A          7.1%
           3 Years          13.7     N/A      N/A         11.9
           Since Inception  15.7    -1.7(a)  -1.5(a)      13.6

--------------------------------------------------------------------------------

(a)Inception date was May 1, 2001.
 Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                See footnotes to Portfolio Manager Commentary.

                                    MSF-110

METROPOLITAN SERIES FUND, INC.
NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--97.4% OF TOTAL NET ASSETS


                                             VALUE
SHARES                                     (NOTE 1A)


        AUTO PARTS--2.5%
 73,200 Lear Corp. (b)................... $  2,791,848
 82,200 Visteon Corp.....................    1,236,288
                                          ------------
                                             4,028,136
                                          ------------

        BANKS--8.5%
 51,500 City National Corp...............    2,412,775
 42,000 Comerica, Inc....................    2,406,600
  4,000 Cullen Frost Bankers, Inc. (b)...      123,520
 73,200 Golden State Bancorp, Inc........    1,914,180
 50,000 North Fork Bancorporation, Inc...    1,599,500
 94,800 SouthTrust Corp..................    2,338,716
 33,100 TCF Financial Corp...............    1,588,138
 27,200 Zions Bancorp....................    1,430,176
                                          ------------
                                            13,813,605
                                          ------------

        BUILDING & CONSTRUCTION--1.5%
 36,500 American Standard Cos., Inc. (b).    2,490,395
                                          ------------

        BUSINESS SERVICES--10.4%
 14,500 Avery Dennison Corp..............      819,685
 27,400 Dun & Bradstreet Corp. (b).......      967,220
 72,700 Manpower, Inc....................    2,450,717
 77,200 Pitney Bowes, Inc................    2,903,492
 38,200 Sabre Holdings Corp..............    1,617,770
 84,500 Valassis Communications, Inc. (b)    3,009,890
110,600 Viad Corp........................    2,619,008
 77,700 Waste Management, Inc............    2,479,407
                                          ------------
                                            16,867,189
                                          ------------

        CHEMICALS--1.2%
 41,000 Air Products & Chemicals, Inc....    1,923,310
                                          ------------

        COMMUNICATION SERVICES--4.3%
 70,900 A.H. Belo Corp...................    1,329,375
 35,800 Cablevision Systems Corp. (c)....    1,698,710
108,700 Reader's Digest Association, Inc.    2,508,796
 51,500 USA Networks, Inc. (b)...........    1,406,465
                                          ------------
                                             6,943,346
                                          ------------

        COMPUTERS & BUSINESS EQUIPMENT--1.0%
 30,600 Apple Computer, Inc..............      670,140
 46,500 Comverse Technology, Inc.........    1,040,205
                                          ------------
                                             1,710,345
                                          ------------

        CONGLOMERATES--0.9%
 77,600 Phoenix Cos., Inc................    1,435,600
                                          ------------

                                                 VALUE
SHARES                                          (NOTE1A)


        CONSTRUCTION MATERIALS--1.2%
 42,600 Vulcan Materials Co.................. $  2,042,244
                                              ------------

        DOMESTIC OIL--8.4%
 33,550 Apache Corp..........................    1,673,474
 49,200 EOG Resources, Inc...................    1,924,212
 73,500 Equitable Resources, Inc.............    2,504,145
 85,000 Ocean Energy, Inc. (b)...............    1,632,000
 43,100 Talisman Energy, Inc.................    1,631,335
 83,900 USX-Marathon Group...................    2,517,000
 98,749 XTO Energy, Inc......................    1,728,107
                                              ------------
                                                13,610,273
                                              ------------

        DRUGS & HEALTH CARE--7.0%
 35,900 Beckman Coulter, Inc.................    1,590,370
 47,800 Becton Dickinson & Co................    1,584,570
 34,400 CIGNA Corp...........................    3,187,160
 76,500 ICN Pharmaceuticals, Inc.............    2,562,750
 99,300 Omnicare, Inc........................    2,470,584
                                              ------------
                                                11,395,434
                                              ------------

        ELECTRIC UTILITIES--3.6%
 40,537 Exelon Corp..........................    1,940,912
 67,700 FirstEnergy Corp.....................    2,368,146
 36,100 Pinnacle West Capital Corp...........    1,510,785
                                              ------------
                                                 5,819,843
                                              ------------

        ELECTRICAL EQUIPMENT--1.0%
 54,300 Harris Corp..........................    1,656,693
                                              ------------

        ELECTRONICS--1.8%
 56,200 Arrow Electronics, Inc...............    1,680,380
 63,200 Vishay Intertechnology, Inc. (b).....    1,232,400
                                              ------------
                                                 2,912,780
                                              ------------

        FINANCIAL SERVICES--2.4%
 49,900 Federated Investors, Inc. (Class B)..    1,590,812
 58,300 John Hancock Financial Services, Inc.    2,407,790
                                              ------------
                                                 3,998,602
                                              ------------

        FOOD & BEVERAGES--2.8%
165,195 Archer Daniels Midland Co............    2,370,548
 31,500 Dean Foods Co. (c)...................    2,148,300
                                              ------------
                                                 4,518,848
                                              ------------

        GAS & PIPELINE UTILITIES--2.3%
 28,400 Kinder Morgan, Inc...................    1,581,596
141,800 Sierra Pacific Resources (b) (c).....    2,134,090
                                              ------------
                                                 3,715,686
                                              ------------


                See accompanying notes to financial statements.

                                    MSF-111

METROPOLITAN SERIES FUND, INC.
NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)


                                                     VALUE
SHARES                                             (NOTE 1A)


        HOTELS & RESTAURANTS--4.6%
 71,300 Brinker International, Inc. (b).......... $  2,121,888
 58,200 GTECH Holdings Corp. (b) (c).............    2,635,878
 41,800 Starwood Hotels & Resorts Worldwide, Inc.
         (Class B)...............................    1,247,730
 30,900 Tricon Global Restaurants, Inc. (b)......    1,520,280
                                                  ------------
                                                     7,525,776
                                                  ------------

        INDUSTRIAL MACHINERY--1.5%
 88,400 Pall Corp................................    2,126,904
  5,700 Parker Hannifin Corp.....................      261,687
                                                  ------------
                                                    2,388,591
                                                  ------------

        INSURANCE--8.9%
 41,400 Ambac Financial Group, Inc...............    2,395,404
 43,400 Aon Corp.................................    1,541,568
 34,300 MBIA, Inc................................    1,839,509
 80,900 Radian Group, Inc........................    3,474,655
 35,600 The Chubb Corp...........................    2,456,400
 63,900 The Principal Financial Group, Inc.......    1,533,600
 12,900 Xl Capital, Ltd..........................    1,178,544
                                                  ------------
                                                    14,419,680
                                                  ------------

        INTERNET--0.4%
 39,400 KPMG Consulting, Inc.....................      652,858
                                                  ------------

        INVESTMENT TRUSTS--4.1%
 72,400 Midcap SPDR Trust Series 1...............    6,718,720
                                                  ------------
        PUBLISHING--1.5%
 36,800 Knight Ridder, Inc.......................    2,389,424
                                                  ------------
        RAILROADS & EQUIPMENT--2.7%
 69,400 CSX Corp.................................    2,432,470
 42,400 Canadian National Railway Co. (ADR)......    2,047,072
                                                  ------------
                                                     4,479,542
                                                  ------------
        REAL ESTATE INVESTMENT TRUST--4.2%
 89,900 Archstone-Smith Trust....................    2,364,370
 52,800 AvalonBay Communities, Inc...............    2,497,968
  9,000 Boston Properties, Inc...................      342,000
 13,700 Equity Residential Properties Trust......      393,327
 28,800 Vornado Realty Trust.....................    1,198,080
                                                  ------------
                                                     6,795,745
                                                  ------------
        RETAIL--6.2%
 56,500 Autonation, Inc..........................      696,645
 76,200 Foot Locker, Inc.........................    1,192,530
 70,100 May Department Stores Co.................    2,592,298
 44,500 Payless Shoesource, Inc. (b).............    2,498,675
111,100 Sherwin-Williams Co......................    3,055,250
                                                  ------------
                                                    10,035,398
                                                  ------------

                                            VALUE
SHARES                                    (NOTE 1A)


        SOFTWARE--1.0%
 75,500 Cadence Design Systems, Inc. (b) $  1,654,960
                                         ------------

        TRANSPORTATION--1.5%
 69,200 Teekay Shipping Corp. (c).......    2,411,620
                                         ------------
        Total Common Stocks
         (Identified Cost $149,109,372).  158,354,643
                                         ------------

 SHORT-TERM INVESTMENTS--0.8%

   FACE
  AMOUNT


           REPURCHASE AGREEMENT--0.8%
$1,217,000 State Street Corp. Repurchase Agreement
            dated 12/31/01 at .650% to be
            repurchased at $1,217,044 on
            01/02/02, collateralized by
            $1,255,000 U.S. Treasury Bill 1.710%
            due 05/16/02 with a value of
            $1,243,077............................    1,217,000
                                                   ------------
           Total Short Term Investments
            (Identified Cost $1,217,000)..........    1,217,000
                                                   ------------
           Total Investments--98.2%
            (Identified Cost $150,326,372) (a)....  159,571,643
           Other assets less liabilities..........    2,944,280
                                                   ------------
           TOTAL NET ASSETS--100%................. $162,515,923
                                                   ============
(a)Federal Tax Information:
   At December 31, 2001 the net unrealized appreciation on investments based on cost of $151,326,350 for federal income tax purposes was as follows:



       Aggregate gross unrealized appreciation for all
        investments in which there is an excess of value
        over tax cost...................................... $10,757,220
       Aggregate gross unrealized depreciation for all
        investments in which there is an excess of tax cost
        over value.........................................  (2,511,927)
                                                            -----------
       Net unrealized appreciation......................... $ 8,245,293
                                                            ===========


(b)Non-Income producing security.
(c)A portion or all of the security was on loan. As of December 31, 2001, the market value of securities loaned was $4,408,362 with collateral backing valued at $4,573,300

Key to Abbreviations:
ADR--AnAmerican  Depositary Receipt (ADR) is a certificate issued by a Custodian
       Bank representing the right to receive securities of the foreign issuer described. The value of ADRs is significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.

                                    MSF-112

METROPOLITAN SERIES FUND, INC.
NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO

 STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2001

ASSETS
  Investments at value.........................             $159,571,643
  Cash.........................................                2,340,913
  Receivable for:
   Securities sold.............................                  553,767
   Fund shares sold............................                  149,137
   Dividends and interest......................                  162,492
   Collateral for securities loaned............                4,573,300
  Prepaid expense..............................                    3,606
                                                            ------------
    Total Assets...............................              167,354,858
LIABILITIES
  Payable for:
   Fund shares redeemed........................ $       287
   Securities purchased........................     139,377
   Withholding taxes...........................       1,218
   Return of collateral for securities loaned..   4,573,300
  Accrued expenses:
   Management fees.............................      93,065
   Service and distribution fees Class B.......         446
   Other expenses..............................      31,242
                                                -----------
    Total Liabilities..........................                4,838,935
                                                            ------------
NET ASSETS.....................................             $162,515,923
                                                            ============
  Net assets consist of:
   Capital paid in.............................             $153,758,640
   Undistributed net investment
    income.....................................                  167,106
   Accumulated net realized gains (losses).....                 (655,022)
   Unrealized appreciation (depreciation)
    on investments.............................                9,245,199
                                                            ------------
NET ASSETS.....................................             $162,515,923
                                                            ============
Computation of offering price:

CLASS A
Net asset value and redemption price per
 share ($160,073,950 divided by
 11,302,747 shares of beneficial interest).....             $      14.16
                                                            ============
CLASS B
Net asset value and redemption price
 per share ($2,409,781 divided by
 170,714 shares of beneficial
 interest).....................................             $      14.12
                                                            ============
CLASS E
Net asset value and redemption price per
 share ($32,192 divided by 2,275 shares
 of beneficial interest).......................             $      14.15
                                                            ============
Identified cost of investments.................             $150,326,372
                                                            ============

 STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
  Dividends..............................              $ 2,215,153(a)
  Interest...............................                  295,749(b)
                                                       -----------
                                                         2,510,902
EXPENSES
  Management fees........................ $ 1,087,854
  Service and distribution fees--Class B.       2,044
  Directors' fees and expenses...........      11,746
  Custodian..............................     103,868
  Audit and tax services.................      15,036
  Legal..................................         582
  Printing...............................      60,542
  Insurance..............................       3,229
  Miscellaneous..........................         395
                                          -----------
    Total expenses before reductions.....   1,285,296
    Expense reductions...................    (197,100)   1,088,196
                                          -----------  -----------
NET INVESTMENT INCOME....................                1,422,706
                                                       -----------
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
  Investments--net.......................                1,938,122
                                                       -----------
UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments--net.......................  (7,122,111)
  Foreign currency transactions--net.....         (70)  (7,122,181)
                                          -----------  -----------
Net gain (loss)..........................               (5,184,059)
                                                       -----------
NET INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS.........................              $(3,761,353)
                                                       ===========

(a)Net of foreign taxes of $4,125
(b)Income on securities loaned $22,375

                See accompanying notes to financial statements.

                                    MSF-113

METROPOLITAN SERIES FUND, INC.
NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS



                                                                      YEAR ENDED    YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,
                                                                         2001          2000
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  1,422,706  $    356,809
  Net realized gain (loss)..........................................    1,938,122     2,890,701
  Unrealized appreciation (depreciation)............................   (7,122,181)   14,772,481
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   (3,761,353)   18,019,991
                                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
   Class A..........................................................     (277,956)     (294,983)
  Net realized gain
   Class A..........................................................   (2,924,102)   (3,976,535)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (3,202,058)   (4,271,518)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   38,123,159    78,885,713
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   31,159,748    92,634,186

NET ASSETS
  Beginning of the year.............................................  131,356,175    38,721,989
                                                                     ------------  ------------
  End of the year................................................... $162,515,923  $131,356,175
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the year................................................... $    167,106  $        558
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                      YEAR ENDED               YEAR ENDED
                                                                   DECEMBER 31, 2001        DECEMBER 31, 2000
                                                               ------------------------  ----------------------
                                                                 SHARES         $         SHARES         $
                                                               ----------  ------------  ---------  -----------
CLASS A
  Sales.......................................................  4,725,649  $ 66,285,927  5,734,840  $79,643,229
  Reinvestments...............................................    226,614     3,202,058    287,163    4,271,518
  Redemptions................................................. (2,510,125)  (33,759,535)  (395,995)  (5,029,034)
                                                               ----------  ------------  ---------  -----------
  Net increase (decrease).....................................  2,442,138  $ 35,728,450  5,626,008  $78,885,713
                                                               ==========  ============  =========  ===========
CLASS B
  Sales.......................................................    206,920  $  2,863,028          0  $         0
  Reinvestments...............................................          0             0          0            0
  Redemptions.................................................    (36,206)     (500,621)         0            0
                                                               ----------  ------------  ---------  -----------
  Net increase (decrease).....................................    170,714  $  2,362,407          0  $         0
                                                               ==========  ============  =========  ===========
CLASS E
  Sales.......................................................      2,275  $     32,302          0  $         0
  Reinvestments...............................................          0             0          0            0
  Redemptions.................................................          0             0          0            0
                                                               ----------  ------------  ---------  -----------
  Net increase (decrease).....................................      2,275  $     32,302          0  $         0
                                                               ==========  ============  =========  ===========
  Increase (decrease) derived from capital share transactions.  2,615,127  $ 38,123,159  5,626,008  $78,885,713
                                                               ==========  ============  =========  ===========

                See accompanying notes to financial statements.

                                    MSF-114

METROPOLITAN SERIES FUND, INC.
NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO

 FINANCIAL HIGHLIGHTS


                                                CLASS A                   CLASS B              CLASS E
                                              --------------------------------------------     --------------

                                                                         NOVEMBER 9, 1998(A) MAY 1, 2001(A) MAY 1, 2001(A)
                                                YEAR ENDED DECEMBER 31,        THROUGH          THROUGH
THROUGH
                                              ---------------------------     DECEMBER 31,      DECEMBER 31,   DECEMBER 31,
                                                2001      2000     1999         1998               2001           2001
                                              --------  --------  -------  ------------------- --------------
--------------

NET ASSET VALUE, BEGINNING OF PERIOD......... $  14.82  $  11.97  $ 10.73        $10.00            $14.36       $14.37
                                              --------  --------  -------        ------            ------       ------
INCOME FROM INVESTMENT
OPERATIONS
  Net investment income......................     0.13      0.04     0.06          0.03            0.04           0.00
  Net realized and unrealized gain (loss)
on investments...............................    (0.50)     3.35     1.80          0.71            (0.28)         (0.22)
                                              --------  --------  -------        ------            ------
------
  Total from investment operations...........    (0.37)     3.39     1.86          0.74            (0.24)         (0.22)
                                              --------  --------  -------        ------            ------         ------
LESS DISTRIBUTIONS
  Distributions from net investment income...    (0.03)    (0.04)   (0.07)        (0.01)            0.00           0.00
  Distributions from net realized capital
   gains.....................................    (0.26)    (0.50)   (0.55)         0.00             0.00           0.00
                                              --------  --------  -------        ------            ------         ------
  Total distributions........................    (0.29)    (0.54)   (0.62)        (0.01)            0.00           0.00
                                              --------  --------  -------        ------            ------          ------
NET ASSET VALUE, END OF PERIOD............... $  14.16  $  14.82  $ 11.97        $10.73            $14.12          $14.15
                                              ========  ========  =======        ======            ======          ======
TOTAL RETURN (%).............................     (2.5)     28.3     17.6           7.4 (b)        (1.7)(b)       (1.5)(b)
Ratio of operating expenses to average net
 assets before expense reductions (%)........     0.81      0.87     0.72          0.68 (c)          1.06 (c)      0.96 (c)
Ratio of operating expenses to average
net assets after expense reductions(%) (d)......     0.69      0.76       --            -- (c)       0.97(c)       0.87 (c)
Ratio of net investment income to average
net assets (%)..................................     0.90      0.58     0.86          2.61 (c)       0.77 (c)       0.67 (c)
Portfolio turnover rate (%)..................      212       207      134            21 (c)           212            212
Net assets, end of period (000).............. $160,074  $131,356  $38,722        $8,647            $2,410          $   32
The Ratios of operating expenses to
average net assets without giving effect to the
 voluntary expense agreement would have
 been (%)....................................       --        --     1.18          1.86 (c)        --             --

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.



                                    MSF-115

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS



 INVESTMENT OBJECTIVE
 MAXIMUM CAPITAL APPRECIATION.

 INCEPTION
 DATE  4/29/88

 ASSET CLASS
 MID CAP STOCKS

 NET ASSETS
 $1.1 BILLION

 PORTFOLIO  MANAGER
 CATHERINE DUDLEY,  CFA


PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2001, the Class A shares of the State Street Research Aggressive Growth Portfolio returned -23.8% compared to the Russell MidCap Growth Index,/9/, which returned -20.2% and the Standard and Poor's 500 Composite Stock Price Index/3/ which returned -11.9% for the same time period. The average return of the portfolio's peer group, the Lipper Variable Insurance Products Mid Cap Growth Funds universe/15/, was -23.3% for the same period. The portfolio's underperformance can be attributed primarily to our emphasis on defensive sectors late in the year as the market rallied and a relatively higher than normal exposure to cash.

PORTFOLIO ACTIVITY
During a year that was generally negative for growth stocks, our defensive posture relative to the index helped performance until late in the year when the stock market rallied in the aftermath of September 11th sell-off. The fund's technology investments were both a plus and a minus. Our light exposure to technology helped performance early in the year as disappointing earnings and slower economic growth steered investors away from the sector, but it hurt when the sector staged a rally at mid-year and again in the fourth quarter. Our investments in consumer-oriented segments of the market, such as restaurants and retail stocks, did well as consumers continued to spend despite an economic recession. Our investments in healthcare also made a positive contribution to performance. New product introductions, attractive earnings growth prospects, and the general defensive nature of the sector all contributed positively to the returns we experienced. We ended the year overweighted in both healthcare and consumer stocks relative to the index and underweighted in technology, although we expect to close that gap by adding to technology where we find attractive opportunities. We also cut the fund's cash position back to around 3.4 percent.

PORTFOLIO OUTLOOK/A/
We believe that economic growth actually picked up in the fourth quarter of 2001 and that it will continue to improve into the second half of the year, so we have begun to reposition the portfolio to reflect our optimism. As we increase our exposure to technology, we plan to reduce our exposure to more defensive segments of the market, such as healthcare, which has enjoyed a strong run. We have also begun to increase our exposure to energy and insurance stocks as the result of our economic outlook. Insurance stocks also stand to benefit from a favorable pricing environment.

We will look to add stocks with higher growth prospects back into the portfolio mix to reflect our expectations of a stronger environment over the next year. Our expectation is for growth stocks to outperform value in an environment in which investors focus more on rising earnings expectations than on valuations. We believe that all market sectors have the potential to participate in a rising stock market, with better performance coming from cyclical growth industries such as technology and consumer goods.

                             PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2001

                                                    % OF TOTAL
                 SECURITY                           NET ASSETS
                 ---------------------------------------------
                 BARR LABORATORIES, INC............    2.8%
                 SEPRACOR, INC.....................    2.7
                 ANDRX CORP........................    2.5
                 ADVANCED MICRO DEVICES, INC.......    2.2
                 EXPRESS SCRIPTS, INC..............    2.1
                 INVESTORS FINANCIAL SERVICES CORP.    2.1
                 BRINKER INTERNATIONAL, INC........    2.1
                 WELLPOINT HEALTH NETWORKS, INC....    1.9
                 EBAY, INC.........................    1.9
                 CIRCUIT CITY STORES, INC..........    1.8

 A $10,000 INVESTMENT COMPARED TO THE S&P 500 INDEX AND RUSSELL MIDCAP GROWTH
                             INDEX SINCE 12/31/91



                                    [CHART]

           State Street
       Research Aggressive  Russell MidCap
             Growth             Growth      S&P 500 Index
       -------------------  --------------  -------------
12/91       $10,000            $10,000         $10,000
12/92        11,041             10,871          10,761
12/93        13,540             12,088          11,843
12/94        13,285             11,826          11,999
12/95        17,203             15,845          16,502
12/96        18,533             18,614          20,289
12/97        19,769             22,810          27,055
12/98        22,477             26,884          34,787
12/99        29,949             40,674          42,106
12/00        27,666             35,895          38,276
12/01        21,093             28,662          33,730
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN
                            AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
                             STATE STREET RESEARCH
                          AGGRESSIVE GROWTH PORTFOLIO

                                                   RUSSELL
                                SSR        SSR     MIDCAP
                             AGGRESSIVE AGGRESSIVE GROWTH  S&P 500
                              CLASS A    CLASS E    INDEX   INDEX
             1 Year            -23.8%       N/A     -20.2%  -11.9%
             3 Years            -2.1        N/A       2.2    -1.0
             5 Years             2.6        N/A       9.0    10.7
             10 Years            7.3        N/A      11.1    12.9
             Since Inception    11.3      -13.4(a)   13.1    14.2

--------------------------------------------------------------------------------

(a)Inception date was May 1, 2001.
 Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                See footnotes to Portfolio Manager Commentary.

                                    MSF-116

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--95.3% OF TOTAL NET ASSETS



                                                     VALUE
 SHARES                                            (NOTE 1A)
          APPAREL & TEXTILES--1.0%
  330,200 Jones Apparel Group, Inc. (b) (c)..... $   10,952,734
                                                 --------------

          BIOTECHNOLOGY--2.7%
  193,700 Forest Laboratories, Inc. (b).........     15,873,715
  217,500 Genzyme Corp. (b).....................     13,019,550
                                                 --------------
                                                     28,893,265
                                                 --------------

          BUILDING & CONSTRUCTION--1.1%
  178,500 American Standard Cos., Inc. (b)......     12,179,055
                                                 --------------

          BUSINESS SERVICES--3.0%
  518,496 Concord EFS, Inc. (b).................     16,996,299
  417,100 Paychex, Inc..........................     14,535,935
                                                 --------------
                                                     31,532,234
                                                 --------------

          COMMUNICATION SERVICES--3.8%
  539,300 Adelphia Communications Corp. (c).....     16,815,374
  304,600 Lamar Advertising Co..................     12,896,764
  267,600 Univision Communications, Inc. (b) (c)     10,827,096
                                                 --------------
                                                     40,539,234
                                                 --------------

          COMMUNICATIONS--1.0%
  312,100 Brocade Communications Systems,
           Inc. (b) (c).........................     10,336,752
                                                 --------------

          COMPUTERS & BUSINESS EQUIPMENT--10.7%
1,459,700 Advanced Micro Devices, Inc. (b)......     23,150,842
  531,900 Altera Corp...........................     11,286,918
  282,800 Broadcom Corp.........................     11,558,036
  629,200 Cypress Semiconductor Corp. (b).......     12,539,956
  403,200 National Semiconductor Corp...........     12,414,528
  156,900 Polycom, Inc. (b).....................      5,345,583
  702,000 RF Micro Devices, Inc. (b) (c)........     13,499,460
  520,700 Riverstone Networks, Inc. (c).........      8,643,620
1,033,800 Symbol Technologies, Inc..............     16,416,744
                                                 --------------
                                                    114,855,687
                                                 --------------

          DOMESTIC OIL--4.4%
  179,100 Anadarko Petroleum Corp...............     10,181,835
  354,800 EOG Resources, Inc....................     13,876,228
  670,100 Ocean Energy, Inc. (b)................     12,865,920
  583,200 XTO Energy, Inc. (c)..................     10,206,000
                                                 --------------
                                                     47,129,983
                                                 --------------

          DRUGS & HEALTH CARE--22.5%
  381,200 Andrx Corp. (b).......................     26,840,292
  287,800 Biogen, Inc...........................     16,505,330
  540,500 Cytyc Corp. (b).......................     14,107,050

                                                          VALUE
 SHARES                                                 (NOTE 1A)
          DRUGS & HEALTH CARE--(CONTINUED)
  492,200 Express Scripts, Inc. (b) (c)............. $    23,015,272
  422,000 ICN Pharmaceuticals, Inc. (c).............      14,137,000
  153,500 IDEC Pharmaceuticals Corp. (b)............      10,580,755
  340,100 King Pharmaceuticals, Inc. (b)............      14,328,413
  253,500 Quest Diagnostics, Inc. (b)...............      18,178,485
  508,200 Sepracor, Inc. (b) (c)....................      28,997,892
  491,700 Shire Pharmaceuticals Group, Plc.
           (ADR) (b)................................      17,996,220
  640,600 Sicor, Inc. (b)...........................      10,044,608
  130,600 St. Jude Medical, Inc. (b)................      10,141,090
  239,700 Teva Pharmaceutical Industries, Ltd. (ADR)      14,772,711
  178,500 Wellpoint Health Networks, Inc. (b).......      20,857,725
                                                     ---------------
                                                         240,502,843
                                                     ---------------

          ELECTRONICS--4.7%
  285,500 Intersil Holding Corp.....................       9,207,375
  246,500 Millipore Corp............................      14,962,550
  519,300 Sanmina Corp..............................      10,334,070
  412,600 Waters Corp. (b)..........................      15,988,250
                                                     ---------------
                                                          50,492,245
                                                     ---------------

          FINANCIAL SERVICES--4.6%
  204,200 Capital One Financial Corp................      11,016,590
  339,400 Investors Financial Services Corp.........      22,471,674
  240,100 Lehman Brothers Holdings, Inc.............      16,038,680
                                                     ---------------
                                                          49,526,944
                                                     ---------------

          FOOD & BEVERAGES--2.5%
  563,900 Coca Cola Enterprises, Inc................      10,680,266
  663,200 Pepsi Bottling Group, Inc.................      15,585,200
                                                     ---------------
                                                          26,265,466
                                                     ---------------

          HOTELS & RESTAURANTS--1.3%
  271,900 Tricon Global Restaurants, Inc. (b).......      13,377,480
                                                     ---------------

          INDUSTRIAL MACHINERY--0.6%
  135,900 Roper Industries, Inc.....................       6,727,050
                                                     ---------------

          INSURANCE--1.4%
  379,000 ACE, Ltd..................................      15,216,850
                                                     ---------------

          INVESTMENT TRUSTS--1.1%
  123,600 Midcap SPDR Trust Series 1................      11,470,080
                                                     ---------------

          LEISURE--1.4%
  216,100 International Game Technology (b) (c).....      14,759,630
                                                     ---------------

                See accompanying notes to financial statements.

                                    MSF-117

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)
                                             SHORT TERM INVESTMENTS--3.4%




                                                  VALUE
 SHARES                                         (NOTE 1A)

          MEDICAL LABORATORIES--2.8%
  375,500 Barr Laboratories, Inc. (b) (c).... $   29,799,680
                                              --------------

          PETROLEUM SERVICES--1.3%
  403,000 Noble Drilling Corp. (b)...........     13,718,120
                                              --------------

          RETAIL--12.4%
  751,600 Brinker International, Inc. (b)....     22,367,616
  204,100 CDW Computer Centers., Inc. (b)....     10,962,211
  742,400 Circuit City Stores, Inc...........     19,265,280
  218,200 Kohl's Corp........................     15,370,008
  958,500 Staples, Inc.......................     17,923,950
  345,000 The Talbots, Inc. (c)..............     12,506,250
  413,700 Tiffany & Co.......................     13,019,139
  309,600 eBay, Inc. (b) (c).................     20,712,240
                                              --------------
                                                 132,126,694
                                              --------------

          SEMICONDUCTORS--1.2%
  551,800 Flextronics International, Ltd. (b)     13,237,682
                                              --------------

          SOFTWARE--9.8%
  290,700 Adobe Systems, Inc.................      9,026,235
  499,600 Cadence Design Systems, Inc. (b)...     10,951,232
  513,100 Citrix Systems, Inc. (b) (c).......     11,626,846
  240,500 Electronic Arts, Inc. (b)..........     14,417,975
  337,800 Expedia, Inc. (b) (c)..............     13,718,058
  406,800 Intuit, Inc. (b)...................     17,402,904
  278,700 Mercury Interactive Corp. (b)......      9,470,226
  571,300 Peregrine Systems, Inc. (b)........      8,472,379
  265,700 VeriSign, Inc. (b) (c).............     10,107,228
                                              --------------
                                                 105,193,083
                                              --------------
          Total Common Stocks
           (Identified Cost $951,028,419)....  1,018,832,791
                                              --------------

   FACE                                             VALUE
  AMOUNT                                          (NOTE 1A)

            COMMERCIAL PAPER--3.4%
$12,018,000 American Express Credit Corp.
             1.970%, 01/02/02.................. $   12,017,342
 18,737,000 Citicorp 1.870%, 01/04/02..........     18,734,080
  5,540,000 General Electric Capital Corp.
             1.750%, 01/09/02..................      5,537,846
                                                --------------
                                                    36,289,268
                                                --------------
            Total Short Term Investments
             (Identified Cost $36,289,268).....     36,289,268
                                                --------------
            Total Investments--98.7%
             (Identified Cost $987,317,687) (a)  1,055,122,059
            Other assets less liabilities......     14,124,344
                                                --------------
            TOTAL NET ASSETS--100%............. $1,069,246,403
                                                ==============
(a)Federal Tax Information:
   At December 31, 2001 the net unrealized appreciation on investments based on cost of $989,595,440 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
        investments in which there is an excess of value
        over tax cost...................................... $111,700,364
       Aggregate gross unrealized depreciation for all
        investments in which there is an excess of tax cost
        over value.........................................  (46,173,745)
                                                            ------------
       Net unrealized appreciation......................... $ 65,526,619
                                                            ============


(b)Non-Income producing security.
(c)A portion or all of the security was on loan. As of December 31, 2001, the market value of securities loaned was $76,594,675 with cash collateral backing valued at $77,184,477 and securities collateral backing valued at $3,294,272.

Key to Abbreviations:
ADR--An American Depositary Receipt (ADR) is a certificate issued by a Custodian
     Bank representing the right to receive securities of the foreign issuer described. The value of ADR's significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.

                                    MSF-118

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO

 STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2001

      ASSETS
        Investments at value..................             $1,055,122,059
        Cash..................................                    227,842
        Receivable for:
         Securities sold......................                 31,192,711
         Fund shares sold.....................                     22,580
         Dividends and interest...............                    165,787
         Collateral for securities loaned.....                 77,184,477
        Prepaid Expense.......................                     57,135
                                                           --------------
          Total Assets........................              1,163,972,591
      LIABILITIES
        Payable for:
         Fund shares redeemed................. $ 1,683,885
         Securities purchased.................  15,181,121
         Return of collateral for securities
          loaned..............................  77,184,477
        Accrued expenses :
         Management fees......................     651,770
         Other expenses.......................      24,935
                                               -----------
          Total Liabilities...................                 94,726,188
                                                           --------------
      NET ASSETS..............................             $1,069,246,403
                                                           ==============
        Net assets consist of:
         Capital paid in......................             $1,385,259,112
         Accumulated net realized gains
          (losses)............................               (383,817,081)
         Unrealized appreciation
          (depreciation) on investments.......                 67,804,372
                                                           --------------
      NET ASSETS..............................             $1,069,246,403
                                                           ==============
      Computation of offering price:
      CLASS A
      Net asset value and redemption price
       per share ($1,069,246,316
       divided by 59,785,068 shares of
       beneficial interest)...................             $        17.88
                                                           ==============
      CLASS E
      Net asset value and redemption price
       per share ($87 divided by 5 shares
       of beneficial interest)................             $        17.88
                                                           ==============
      Identified cost of investments..........             $  987,317,687
                                                           ==============

 STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001


          INVESTMENT INCOME
            Dividends....................             $  2,772,587 (a)
            Interest.....................                4,856,134 (b)
                                                      -------------
                                                         7,628,721
          EXPENSES
            Management fees.............. $8,357,463
            Directors' fees and expenses.     11,746
            Custodian....................    180,559
            Audit and tax services.......     21,292
            Legal........................      4,032
            Printing.....................    444,391
            Insurance....................      8,931
            Miscellaneous................        517
                                          ----------
              Total expenses before
               reductions................  9,028,931
            Expense reductions...........   (139,346)     8,889,585
                                          ----------  -------------
          NET INVESTMENT LOSS............                (1,260,864)
                                                      -------------
          REALIZED AND UNREALIZED GAIN (LOSS)
          Realized gain (loss) on:
            Investments--net.............              (379,674,078)
          Unrealized appreciation
           (depreciation) on:
            Investments--net.............                31,725,899
                                                      -------------
          Net gain (loss)................              (347,948,179)
                                                      -------------
          NET INCREASE (DECREASE) IN NET
           ASSETS FROM OPERATIONS........             $(349,209,043)
                                                      =============


(a)Net of foreign taxes of $20,530
(b)Income on securities loaned $207,337

                See accompanying notes to financial statements.

                                    MSF-119

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS


                                                                       YEAR ENDED      YEAR ENDED
                                                                      DECEMBER 31,    DECEMBER 31,
                                                                          2001            2000
                                                                     --------------  --------------
FROM OPERATIONS
  Net investment loss............................................... $   (1,260,864) $   (2,117,300)
  Net realized gain (loss)..........................................   (379,674,078)    319,177,117
  Unrealized appreciation (depreciation)............................     31,725,899    (444,445,794)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   (349,209,043)   (127,385,977)
                                                                     --------------  --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
   Class A..........................................................       (645,120)              0
  Net realized gain
   Class A..........................................................   (320,255,972)   (202,642,237)
                                                                     --------------  --------------
  TOTAL DISTRIBUTIONS...............................................   (320,901,092)   (202,642,237)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.    238,284,400     230,259,652
                                                                     --------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   (431,825,735)    (99,768,562)

NET ASSETS
  Beginning of the year.............................................  1,501,072,138   1,600,840,700
                                                                     --------------  --------------
  End of the year................................................... $1,069,246,403  $1,501,072,138
                                                                     ==============  ==============
UNDISTRIBUTED NET INVESTMENT LOSS
  End of the year................................................... $            0  $            0
                                                                     ==============  ==============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                       YEAR ENDED                 YEAR
ENDED
                                                                   DECEMBER 31, 2001          DECEMBER 31, 2000
                                                               -------------------------
-------------------------
                                                                 SHARES          $          SHARES       $
                                                               ----------  -------------  ----------  -------------

CLASS A
  Sales.......................................................  3,014,132  $  60,472,342   5,418,093  $213,084,301
  Reinvestments............................................... 16,037,036    320,901,092   5,144,510   202,642,237
  Redemptions................................................. (6,787,945)  (143,089,134) (4,680,487) (185,466,886)
                                                               ----------  -------------  ----------  -------------
  Net increase (decrease)..................................... 12,263,223  $ 238,284,300   5,882,116  $230,259,652
                                                               ==========  =============  ==========  =============
CLASS E
  Sales.......................................................          5  $         100           0  $0
  Reinvestments...............................................          0              0           0   0
  Redemptions.................................................          0              0           0   0
                                                               ----------  -------------  ---------- -------------
  Net increase (decrease).....................................          5  $         100           0  $0
                                                               ==========  =============  ========== =============
  Increase (decrease) derived from capital share transactions. 12,263,228  $ 238,284,400   5,882,116  $230,259,652
                                                               ==========  =============  ==========  =============

                See accompanying notes to financial statements.

                                    MSF-120

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO

 FINANCIAL HIGHLIGHTS


                                                                                    CLASS A

                                                                        ----------------------------------------------------------

                                                                            YEAR ENDED DECEMBER 31,

                                                                       ----------------------------------------------------------
                                                             2001        2000        1999        1998       1997
                                                          ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD..................... $    31.59  $    38.45  $    29.53  $    27.61  $ 27.11
                                                          ----------  ----------  ----------  ----------   ----------
INCOME FROM INVESTMENT
OPERATIONS
  Net investment loss....................................      (0.02)      (0.04)      (0.12)      (0.06)  (0.03)
  Net realized and unrealized gain (loss) on investments.      (6.73)      (1.98)       9.86        3.75   1.67
                                                          ----------  ----------  ----------  ----------
----------
  Total from investment operations.......................      (6.75)      (2.02)       9.74        3.69   1.64
                                                          ----------  ----------  ----------  ----------   ----------
LESS DISTRIBUTIONS
  Distributions from net investment income...............      (0.01)       0.00        0.00        0.00  0.00
  Distributions from net realized capital gains..........      (6.95)      (4.84)      (0.82)      (1.77) (1.14)
                                                          ----------  ----------  ----------  ----------  ----------
  Total distributions....................................      (6.96)      (4.84)      (0.82)      (1.77) (1.14)
                                                          ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD........................... $    17.88  $    31.59  $    38.45  $    29.53  $ 27.61
                                                          ==========  ==========  ==========  ==========  ==========
TOTAL RETURN (%).........................................      (23.8)       (7.6)       33.2        13.7  6.7
Ratio of operating expenses to average net assets
before expense reductions (%)..................................  0.77        0.73        0.72        0.75 0.81
Ratio of operating expenses to average net assets
after expense reductions (%)(d)...............................   0.76        0.72          --          --
--
Ratio of net investment loss to average net assets (%)...      (0.11)      (0.12)      (0.31)      (0.20) (0.10)
Portfolio turnover rate (%)..............................        150         170          86          97   219
Net assets, end of period (000).......................... $1,069,246  $1,501,072  $1,600,841  $1,431,337  $1,391,956

                                                             CLASS E
                                                          --------------
                                                            MAY 1, 2001(A)
                                                              THROUGH
                                                              DECEMBER 31, 2001
                                                          --------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................     $20.66
                                                              ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment loss....................................      (0.02)
  Net realized and unrealized gain (loss) on investments.      (2.76)
                                                              ------
  Total from investment operations.......................      (2.78)
                                                              ------
LESS DISTRIBUTIONS
  Distributions from net investment income...............       0.00
  Distributions from net realized capital gains..........       0.00
                                                              ------
  Total distributions....................................       0.00
                                                              ------
NET ASSET VALUE, END OF PERIOD...........................     $17.88
                                                              ======
TOTAL RETURN (%).........................................      (13.4)(b)
Ratio of operating expenses to average net assets before
 expense reductions (%)..................................       0.92 (c)
Ratio of operating expenses to average net assets after
 expense reductions (%)(d)...............................       0.91 (c)
Ratio of net investment loss to average net assets (%)...      (0.12)(c)
Portfolio turnover rate (%)..............................        150
Net assets, end of period (000)..........................     $  0.1

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.


                                    MSF-121

METROPOLITAN SERIES FUND, INC.

 FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS



 INVESTMENT OBJECTIVE
 TO ACHIEVE LONG-TERM GROWTH OF CAPITAL.

 INCEPTION DATE  5/1/01

 ASSET CLASS
 SMALL CAP

 NET ASSETS
 $12.0 MILLION

 PORTFOLIO  MANAGEMENT
 EDWARD B.  JAMIESON, MICHAEL  MCCARTHY, AIDAN  O'CONNELL


PERFORMANCE AT-A-GLANCE
From its inception on May 1, 2001 to the end of the year, the Class A shares of the Franklin Templeton Small Cap Growth Portfolio returned -11.2%, underperforming its benchmark, the Russell 2500 Growth Index/10/, which returned -3.4% over the same time period. The portfolio performance was a result of being overweight in poor performing sectors, such as communications services, telecom equipment, and software, while being underweight in the consumer-oriented and health care sectors. Investments in financials, energy, and transportation benefited the portfolio's performance, but could not counterbalance the damage done by technology.

PORTFOLIO ACTIVITY
This year has been an extremely challenging and disappointing period for the global economy and most equity investors. The equity markets have been extremely volatile in 2001, reflecting uncertainty in the economy. Though there were powerful growth stock rallies, they were followed by declines that left growth stocks even lower than before. The aftermath of the terrorist attacks caused the steepest and most profound decline of the year in late September. Throughout the year, investors rotated frequently between sectors as they alternatively sought refuge or exposure to a rebounding economy. In aggregate though, investors retreated to familiar, more comfortable sectors from arcane sectors like technology and biotechnology. The best performing sectors within the small and medium capitalization market were the low growth sectors that fulfill consumers everyday needs, namely homebuilders, health care services companies, recreational product suppliers, alcoholic beverages, food processors, retailers, lenders, and insurers.

The portfolio's managers have consistently favored investments in sectors with high long-term growth rates, such as technology and business services. However, despite these sectors' high long-term growth rates, their short-term growth rates turned steeply negative in late 2000 as the economy began tipping into recession and the sectors grappled with overcapacity. The managers too eagerly invested in technology stocks throughout 2001. During market pullbacks, especially the one in late September, the managers invested in selective technology stocks in addition to media, business services, and lodging stocks. Though the September purchases have thus far yielded profitable returns, many of the earlier unprofitable investments have been a drag on the portfolio's overall performance.

PORTFOLIO OUTLOOK/A/
The managers regret that they did not invest enough in defensive sectors, but instead invested too much and too early in sectors that would benefit from an economic rebound. Such a strategy clearly hurt performance throughout the first two quarters since the inception of the portfolio in May. It was only in the fourth calendar quarter of 2001 that the portfolio was able to benefit from the equity market's enthusiasm for an economic recovery. The managers are indeed hopeful that such an economic recovery is commencing and they believe the portfolio is positioned to benefit from renewed economic growth. Though the managers recognize that equity market volatility will persist until there is clear evidence of economic growth, they are confident that the economy will respond favorably to pro-active Fed policy, lower energy costs, tax cuts, and the successful end to the Afghan conflict.

                             PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2001

                                                     % OF TOTAL
                SECURITY                             NET ASSETS
                -----------------------------------------------

                FORWARD AIR CORP....................    2.6%
                VARIAN SEMICONDUCTOR EQUIPMENT, INC.    2.4
                INTEGRATED CIRCUIT SYSTEMS, INC.....    2.1
                NATIONAL INSTRUMENTS CORP...........    2.1
                ALPHARMA, INC.......................    2.0
                RUDOLPH TECHNOLOGIES, INC...........    2.0
                METTLER TOLEDO INTERNATIONAL, INC...    1.8
                CATAPULT COMMUNICATIONS CORP........    1.7
                ATLANTIC COAST AIRLINES HOLDINGS....    1.7
                POWERWAVE TECHNOLOGIES..............    1.6


  A $10,000 INVESTMENT COMPARED TO THE RUSSELL 2500 GROWTH INDEX SINCE 5/1/01


                                    [CHART]

           Franklin Templeton     Russell 2500
            Small Cap Growth      Growth Index
                --------            --------
5/01             10,000              10,000
12/01             8,879               9,661


--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS
                            AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                    FRANKLIN TEMPLETON       RUSSELL
                                SMALL CAP GROWTH PORTFOLIO 2500 GROWTH
                                CLASS A    CLASS B CLASS E    INDEX

             Since Inception(a) -11.2%     -11.2%  -11.2%     -3.4%

--------------------------------------------------------------------------------

(a)Inception date was May 1, 2001.
 Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                See footnotes to Portfolio Manager Commentary.

                                    MSF-122

METROPOLITAN SERIES FUND, INC.
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--89.0% OF TOTAL NET ASSETS



                                                    VALUE
SHARES                                             (NOTE 1A)
       AIR TRAVEL--1.9%
   400 Alaska Air Group, Inc. (b)................ $     11,640
 8,700 Atlantic Coast Airlines Holdings, Inc. (b)      202,623
   600 Mesa Air Group, Inc. (b)..................        4,512
   200 Skywest, Inc..............................        5,090
                                                  ------------
                                                       223,865
                                                  ------------

       APPAREL & TEXTILES--0.1%
   300 Jones Apparel Group, Inc. (b).............        9,951
   600 Tommy Hilfiger Corp. (ADR)................        8,250
                                                   ------------
                                                        18,201
                                                   ------------

       AUTO PARTS--1.2%
 5,300 Gentex Corp. (b)..........................      141,669
                                                  ------------

       BANKS--0.6%
   400 City National Corp........................       18,740
   400 Commerce Bancorp, Inc. (b)................       15,736
 1,400 Silicon Valley Bancshares (b).............       37,422
   100 Wilmington Trust Corp.....................        6,331
                                                  ------------
                                                        78,229
                                                  ------------

       BROADCASTING--0.1%
   300 Radio One, Inc. (b).......................        5,541
   600 Radio One, Inc. (Class D) (b).............       10,806
                                                  ------------
                                                        16,347
                                                  ------------

       BUILDING & CONSTRUCTION--0.4%
 2,000 Crane Co..................................       51,280
                                                  ------------

       BUSINESS SERVICES--4.6%
   200 American Dental Partners, Inc.............        1,260
   300 Corporate Executive Board Co. (b).........       11,010
   600 Devry, Inc. (b)...........................       17,070
 8,200 Digitalthink, Inc. (b)....................       88,560
 3,400 PDI, Inc..................................       75,888
 2,400 Pegasus Systems, Inc. (b).................       34,080
 1,100 Princeton Review, Inc.....................        8,415
 7,100 Probusiness Services, Inc. (b)............      133,480
 6,100 Resources Connection, Inc. (b)............      160,613
   200 Robert Half International, Inc............        5,340
   200 Sotheby's Holdings, Inc. (b)..............        3,322
   100 The Bisys Group, Inc. (b).................        6,399
                                                  ------------
                                                       545,437
                                                  ------------

       CHEMICALS--1.6%
 1,000 Cambrex Corp. (b).........................       43,600
 3,200 Minerals Technologies, Inc................      149,248
                                                  ------------
                                                       192,848
                                                  ------------

                                                     VALUE
SHARES                                             (NOTE 1A)


       COMMUNICATION SERVICES--4.0%
 7,900 Acme Communications, Inc. (b)............. $     53,246
   500 Alamosa Holdings, Inc. (b)................        5,965
 1,400 Alaska Communications Systems, Inc. (b)...       11,158
   300 Allegiance Telecom, Inc. (b)..............        2,487
   400 Centurytel, Inc...........................       13,120
   200 Cox Radio, Inc............................        5,096
   700 Cumulus Media, Inc. (b)...................       11,326
   300 Entercom Communications Corp. (b).........       15,000
11,000 Entravision Common Corp...................      131,450
 1,300 Hispanic Broadcasting Corp. (b)...........       33,150
   600 ITC Deltacom (b)..........................          522
   300 Lamar Advertising Co......................       12,702
 4,200 Leap Wireless International, Inc. (b).....       88,074
 1,100 Mediacom Communications Corp. (b).........       20,086
   500 Millicom International Cellular S.A. (ADR)        6,075
   400 Rural Cellular Corp. (b)..................        8,900
   500 US Unwired, Inc. (b)......................        5,090
 2,300 UbiquiTel, Inc. (b).......................       17,135
   300 Western Multiplex Corp. (b)...............        1,620
   900 Western Wireless Corp.....................       25,425
                                                  ------------
                                                       467,627
                                                  ------------

       COMMUNICATIONS--1.4%
 4,100 Cal Dive International, Inc. (b)..........      101,188
 1,100 Core Laboratories N.V. (ADR)..............       15,422
 6,700 Grey Wolf, Inc. (b).......................       19,899
   200 Hydril Co. (b)............................        3,526
   700 Oil States International, Inc. (b)........        6,370
 1,500 Superior Energy Services, Inc. (b)........       12,975
 1,600 Trico Marine Services, Inc. (b)...........       12,080
                                                  ------------
                                                       171,460
                                                  ------------

       COMPUTERS & BUSINESS EQUIPMENT--16.8%
 1,200 AXT, Inc. (b).............................       17,316
 5,300 Advanced Digital Information Corp. (b)....       85,012
10,100 Advanced Fibre Communications (b).........      178,467
   500 Alpha Industries, Inc. (b)................       10,900
 5,600 Anaren Microwave, Inc. (b)................       96,992
   800 Applied Micro Circuits Corp...............        9,056
   400 Cable Design Technologies Corp. (b).......        5,472
 7,800 Catapult Communications Corp. (b).........      203,268
 1,200 Cirrus Logic, Inc. (b)....................       15,864
 4,700 Credence Systems Corp. (b)................       87,279
 3,200 Emcore Corp. (b)..........................       43,040
   300 Harmonic, Inc. (b)........................        3,606
11,100 Integrated Circuit Systems, Inc. (b)......      250,749
 1,800 Lam Research Corp. (b)....................       41,796
 9,500 Maxtor Corp. (b)..........................       60,230
 1,900 McData Corp...............................       46,550
 1,300 Novellus Systems, Inc.....................       51,285


                See accompanying notes to financial statements.

                                    MSF-123

METROPOLITAN SERIES FUND, INC.
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)

                                                   VALUE
SHARES                                           (NOTE 1A)

       COMPUTERS & BUSINESS EQUIPMENT--(CONTINUED)
 4,100 Oak Technology, Inc. (b)................ $    56,375
   600 Oni Systems Corp........................       3,762
 1,500 Polycom, Inc. (b).......................      51,105
11,400 Powerwave Technologies, Inc. (b)........     196,992
   200 QLogic Corp.............................       8,902
 1,900 Redback Networks, Inc...................       7,505
 2,400 Semtech Corp. (b).......................      85,656
 3,900 Sierra Wireless, Inc. (ADR) (b).........      73,515
 1,400 Siliconware Precision Industries Co.....       6,020
 1,100 Tekelec, Inc............................      19,921
 8,300 Varian Semiconductor Equipment, Inc. (b)     287,097
   400 Vitesse Semiconductor Corp..............       4,972
 1,000 Western Digital Corp. (b)...............       6,270
                                                -----------
                                                  2,014,974
                                                -----------

       CONTAINERS & GLASS--1.0%
 6,900 Pactiv Corp. (b)........................     122,475
                                                -----------

       DOMESTIC OIL--2.6%
 5,400 Chesapeake Energy Corp. (b).............      35,694
 1,800 Spinnaker Exploration Co. (b)...........      74,088
 3,200 Stone Energy Corp. (b)..................     126,400
 3,700 Swift Energy Co. (b)....................      74,740
                                                -----------
                                                    310,922
                                                -----------

       DRUGS & HEALTH CARE--5.8%
   300 Alexion Pharmaceuticals, Inc. (b).......       7,332
   600 Alkermes, Inc...........................      15,816
   400 Alliance Imaging, Inc...................       4,880
 9,100 Alpharma, Inc...........................     240,695
   300 American Medical Systems Holdings (b)...       6,207
   400 Aspect Medical Systems, Inc.............       4,000
   300 Aviron (b)..............................      14,919
 1,200 Beverly Enterprises, Inc. (b)...........      10,320
   700 COR Therapeutics, Inc. (b)..............      16,751
 1,100 Caliper Technologies Corp. (b)..........      17,171
   500 Caremark RX, Inc. (b)...................       8,155
   300 Celgene Corp............................       9,576
   100 Collateral Therapeutics (b).............         626
   800 Epoch Biosciences, Inc..................       2,000
   300 Exelixis, Inc. (b)......................       4,986
   100 Guilford Pharmaceuticals, Inc. (b)......       1,200
   100 ISTA Pharmaceuticals, Inc...............         672
   100 Illumina, Inc. (b)......................       1,176
   200 Inspire Phamaceutical, Inc. (b).........       2,818
   700 Integra LifeSciences Holdings Corp. (b).      18,438
   200 Intermune, Inc. (b).....................       9,852
   300 Laboratory Corp. America Holdings (b)...      24,255
   200 Maximus, Inc. (b).......................       8,412
   200 Medicines Co. (b).......................       2,318
   300 NPS Pharmaceuticals, Inc. (b)...........      11,490

                                                       VALUE
SHARES                                               (NOTE 1A)

       DRUGS & HEALTH CARE--(CONTINUED)
   300 OSI Pharmaceuticals, Inc.................... $    13,722
   800 Oratec Interventions, Inc. (b)..............       5,176
 2,900 Ortec International, Inc....................      16,820
   500 Parexel International Corp. (b).............       7,175
   500 Pharmaceutical Product Development, Inc. (b)      16,155
   200 Shire Pharmaceuticals Group, Plc. (ADR) (b).       7,320
   300 Supergen, Inc. (b)..........................       4,296
   700 Texas Biotechnology Corp. (b)...............       4,550
 2,500 Titan Pharmaceuticals, Inc. (b).............      24,525
   100 Triad Hospitals, Inc. (b)...................       2,935
   700 Trimeris, Inc. (b)..........................      31,479
 1,400 Varian Medical Systems, Inc. (b)............      99,764
   400 Ventana Medical Systems, Inc. (b)...........       9,048
   700 Visible Genetics, Inc. (ADR)................       7,805
                                                    -----------
                                                        694,835
                                                    -----------

       ELECTRIC UTILITIES--0.1%
   200 Newpower Holdings, Inc. (b).................         148
   500 Orion Power Holdings, Inc...................      13,050
                                                    -----------
                                                         13,198
                                                    -----------

       ELECTRICAL EQUIPMENT--2.1%
 5,500 Advanced Energy Industries, Inc. (b)........     146,520
 2,400 C&D Technologies, Inc.......................      54,840
 1,600 CTS Corp....................................      25,440
   300 Flir Systems, Inc. (b)......................      11,376
 1,000 Power-One, Inc..............................      10,410
                                                    -----------
                                                        248,586
                                                    -----------

       ELECTRONICS--10.6%
10,500 DDI Corp. (b)...............................     103,320
 2,700 Intersil Holding Corp.......................      87,075
 5,600 Ixia (b)....................................      71,960
   900 Jabil Circuit, Inc. (b).....................      20,448
 4,100 Mettler Toledo International, Inc. (b)......     212,585
   800 Nanometrics, Inc. (b).......................      15,520
 1,701 Perkinelmer, Inc............................      59,569
 2,700 Plexus Corp. (b)............................      71,712
 6,800 Rudolph Technologies, Inc. (b)..............     233,376
   600 Sanmina Corp................................      11,940
 5,400 Sirenza Microdevices, Inc...................      32,886
 3,200 Tektronix, Inc..............................      82,496
 3,400 Trimble Navigation, Ltd. (b)................      55,114
 5,500 Varian, Inc. (b)............................     178,420
   800 Waters Corp. (b)............................      31,000
                                                    -----------
                                                      1,267,421
                                                    -----------

       FINANCIAL SERVICES--1.9%
   200 Affiliated Managers Group, Inc. (b).........      14,096
 1,500 Blackrock, Inc. (b).........................      62,550


                See accompanying notes to financial statements.

                                    MSF-124

METROPOLITAN SERIES FUND, INC.
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)


                                               VALUE
SHARES                                       (NOTE 1A)

       FINANCIAL SERVICES--(CONTINUED)
1,000  Federated Investors, Inc. (Class B).. $ 31,880
  800  Instinet Group, Inc..................    8,040
  300  Investment Technology Group, Inc. (b)   11,721
  700  Investors Financial Services Corp....   46,347
1,000  Labranche & Co., Inc. (b)............   34,460
  700  Waddell & Reed Financial, Inc........   22,540
                                             --------
                                              231,634
                                             --------

       FOOD & BEVERAGES--1.0%
4,200  Bunge, Ltd. (ADR)....................   97,776
  200  Dean Foods Co........................   13,640
  300  Performance Food Group Co. (b).......   10,551
                                             --------
                                              121,967
                                             --------

       GAS & PIPELINE UTILITIES--2.6%
  600  Atmos Energy Corp....................   12,750
7,300  Nova Chemicals Corp..................  140,671
6,400  Patterson-UTI Energy, Inc............  149,184
  400  Sierra Pacific Resources (b).........    6,020
                                             --------
                                              308,625
                                             --------

       HOTELS & RESTAURANTS--1.9%
  800  Argosy Gaming Corp. (b)..............   26,016
2,700  CEC Entertainment, Inc. (b)..........  117,153
  300  Meristar Hotels & Resorts, Inc.......      207
7,800  Station Casinos, Inc. (b)............   87,282
                                             --------
                                              230,658
                                             --------

       INDUSTRIAL MACHINERY--4.6%
2,400  AGCO Corp............................   37,872
1,700  Cuno, Inc. (b).......................   51,850
  300  Milacron, Inc........................    4,743
1,500  Oshkosh Truck Corp...................   73,125
3,700  Pentair, Inc.........................  135,087
2,800  Reliance Steel & Aluminum Co.........   73,500
3,500  Roper Industries, Inc................  173,250
                                             --------
                                              549,427
                                             --------

       INSURANCE--1.4%
  200  Arch Capital Group Ltd...............    5,150
  300  Mutual Risk Management, Ltd..........    2,190
  300  Protective Life Corp.................    8,679
  800  Radian Group, Inc....................   34,360
3,400  Reinsurance Group America, Inc.......  113,152
                                             --------
                                              163,531
                                             --------

                                                      VALUE
SHARES                                               (NOTE 1A)

       INTERNET--0.7%
5,300  Brio Technology, Inc. (b).................... $ 15,264
1,000  Check Point Software Technologies, Ltd. (ADR)   39,890
1,600  RSA Security, Inc............................   27,936
                                                     --------
                                                       83,090
                                                     --------

       LEISURE--0.1%
  900  WMS Industries, Inc. (b).....................   18,000
                                                     --------

       PAPER & FOREST--0.1%
1,300  Domtar, Inc..................................   13,104
                                                     --------

       RAILROADS & EQUIPMENT--0.4%
1,500  C.H. Robinson Worldwide, Inc.................   43,373
                                                     --------

       REAL ESTATE INVESTMENT TRUST--0.5%
  700  Catellus Development Corp. (b)...............   12,880
1,700  Security Capital Group, Inc. (b).............   43,129
                                                     --------
                                                       56,009
                                                     --------

       RETAIL--4.6%
  600  Abercrombie & Fitch Co. (b)..................   15,918
  800  Brinker International, Inc. (b)..............   23,808
2,100  Chico's FAS, Inc. (b)........................   83,370
4,300  Cost Plus, Inc. (b)..........................  113,950
  900  Family Dollar Stores, Inc. (b)...............   26,982
4,600  Jack in the Box, Inc. (b)....................  126,684
4,800  K-Mart Corp. (b).............................   26,208
4,500  Linens' n Things, Inc. (b)...................  114,750
  200  The Gap, Inc.................................    2,788
  300  The Men's Wearhouse, Inc. (b)................    6,195
  100  Williams-Sonoma, Inc. (b)....................    4,290
                                                     --------
                                                      544,943
                                                     --------

       SEMICONDUCTORS--0.1%
  800  TriQuint Semiconductor, Inc. (b).............    9,808
                                                     --------

       SOFTWARE--10.8%
  600  Answerthink, Inc. (b)........................    3,918
5,800  Avocent Corp. (b)............................  140,650
5,100  Bindview Development Corp. (b)...............   10,251
  700  Covansys Corp. (b)...........................    6,265
  500  Cysive, Inc. (b).............................    1,405
  800  Entrust, Inc. (b)............................    8,152
  400  H.T.E., Inc..................................      800
4,600  Inforte Corp. (b)............................   64,262
  100  Internet Security Systems, Inc...............    3,206
1,400  Interwoven, Inc. (b).........................   13,636
7,300  Jack Henry & Associates, Inc.................  159,432
6,400  Keane, Inc. (b)..............................  115,392


                See accompanying notes to financial statements.

                                    MSF-125

METROPOLITAN SERIES FUND, INC.
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

                                             SHORT-TERM INVESTMENTS--10.6%
 COMMON STOCKS--(CONTINUED)

                                                    VALUE
SHARES                                            (NOTE 1A)

       SOFTWARE--(CONTINUED)
  800  Liberate Technologies (b)................ $     9,184
2,300  MatrixOne, Inc. (b)......................      29,877
  600  Mercury Interactive Corp. (b)............      20,388
6,900  Micromuse, Inc. (b)......................     103,500
6,600  National Instruments Corp. (b)...........     247,236
  500  Openwave Systems, Inc....................       4,895
4,100  Precise Software Solutions, Ltd..........      84,706
1,200  Predictive Systems, Inc. (b).............       2,352
1,000  Quest Software, Inc......................      22,110
1,000  Retek, Inc. (b)..........................      29,870
5,600  Sapient Corp. (b)........................      43,232
  300  Selectica, Inc. (b)......................       1,815
  400  Serena Software, Inc. (b)................       8,696
  800  Ticketmaster (Class B)...................      13,112
  300  Valicert, Inc............................         870
  300  Veritas Software Corp. (b)...............      13,449
  900  Verity, Inc. (b).........................      18,225
  200  Versicor, Inc. (b).......................       4,070
  900  Vignette Corp............................       4,833
2,700  Wind River Systems, Inc. (b).............      48,357
1,500  i2 Technologies, Inc. (b)................      11,850
2,700  webMethods, Inc. (b).....................      45,252
                                                 -----------
                                                   1,295,248
                                                 -----------

       TRUCKING & FREIGHT FORWARDING--3.4%
1,700  Expeditors International Washington, Inc.      96,815
9,100  Forward Air Corp. (b)....................     308,672
                                                 -----------
                                                     405,487
                                                 -----------
       Total Common Stocks
         (Identified Cost $10,564,013)..........  10,654,278
                                                 -----------


   FACE                                          VALUE
  AMOUNT                                       (NOTE 1A)


           DISCOUNT NOTES--10.6%
$1,265,000 Federal Home Loan Bank
            1.470%, 01/02/02................. $ 1,264,948
                                              -----------
           Total Short Term Investments
            (Identified Cost $1,264,948).....   1,264,948
                                              -----------
           Total Investments--99.6%
            (Identified Cost $11,828,961) (a)  11,919,226
           Other assets less liabilities.....      47,219
                                              -----------
           TOTAL NET ASSETS--100%............ $11,966,445
                                              ===========


(a)Federal Tax Information:
   At December 31, 2001 the net unrealized appreciation on investments based on cost of $11,832,693 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value over tax
      cost........................................................ $ 680,655
      Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost over
      value.......................................................  (594,122)
                                                                   ---------
      Net unrealized apppreciation................................ $  86,533
                                                                   =========


(b)Non-Income producing security.
Key to Abbreviations:
ADR--An American Depositary Receipt (ADR) is a certificate issued by a Custodian
     Bank representing the right to receive securities of the foreign issuer described. The value of ADRs is significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.

                                    MSF-126

METROPOLITAN SERIES FUND, INC.
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

 STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2001

       ASSETS
         Investments at value......................         $11,919,226
         Cash......................................               4,718
         Receivable for:
          Securities sold..........................               2,723
          Fund shares sold.........................             119,999
          Dividends and interest...................                 708
          Due from Investment Adviser..............              28,801
          Prepaid expense..........................                 265
                                                            -----------
           Total Assets............................          12,076,440
       LIABILITIES
         Payable for:
          Fund shares redeemed..................... $79,617
          Securities purchased.....................   4,607
          Withholding taxes........................       4
         Accrued expenses:
          Management fees..........................   5,431
          Service and distribution fees Class B....     860
          Other expenses...........................  19,476
                                                    -------
           Total Liabilities.......................             109,995
                                                            -----------
       NET ASSETS..................................         $11,966,445
                                                            ===========
         Net assets consist of:
          Capital paid in..........................         $12,309,754
          Undistributed net investment income......                 741
          Accumulated net realized gains (losses)..            (434,315)
          Unrealized appreciation (depreciation)
           on investments..........................              90,265
                                                            -----------
       NET ASSETS..................................         $11,966,445
                                                            ===========
       Computation of offering price:
       CLASS A
       Net asset value and redemption price per
        share ($7,467,621 divided by 840,787
        shares of beneficial interest).............         $      8.88
                                                            ===========
       CLASS B
       Net asset value and redemption price per
        share ($4,493,180 divided by 506,133
        shares of beneficial interest).............         $      8.88
                                                            ===========
       CLASS E
       Net asset value and redemption price per
        share ($5,644 divided by 635 shares of
        beneficial interest).......................         $      8.88
                                                            ===========
       Identified cost of investments..............         $11,828,961
                                                            ===========

 STATEMENT OF OPERATIONS
EIGHT MONTHS ENDED DECEMBER 31, 2001(B)

       INVESTMENT INCOME
         Dividends................................           $  12,673(a)
         Interest.................................              28,953
                                                             ---------
                                                                          41,626
       EXPENSES
         Management fees.......................... $ 38,225
         Service Fees-Class B.....................    2,842
         Directors' fees and expenses.............    6,696
         Custodian................................   59,765
         Audit and tax services...................    7,850
         Legal....................................       17
         Printing.................................    1,430
         Insurance................................       30
         Miscellaneous............................      142
                                                   --------
           Total expenses before reimbursements...  116,997
           Expense reimbursements.................  (69,557)    47,440
                                                   --------  ---------
       NET INVESTMENT LOSS........................              (5,814)
                                                             ---------
       REALIZED AND UNREALIZED GAIN (LOSS)
       Realized gain (loss) on:
         Investments--net.........................            (434,475)
       Unrealized appreciation (depreciation) on:
         Investments--net.........................              90,265
                                                             ---------
       Net gain (loss)............................            (344,210)
                                                             ---------
       NET INCREASE (DECREASE) IN NET ASSETS
        FROM OPERATIONS...........................           $(350,024)
                                                             =========

(a)Net of foreign taxes of $5 (b)Portfolio commenced operations May 1, 2001.

                See accompanying notes to financial statements.

                                    MSF-127

METROPOLITAN SERIES FUND, INC.
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS



                                                                     MAY 1, 2001(A)
                                                                         THROUGH
                                                                      DECEMBER 31,
                                                                            2001
                                                                     --------------
FROM OPERATIONS
  Net investment income.............................................  $    (5,814)
  Net realized gain (loss)..........................................     (434,475)
  Unrealized appreciation (depreciation)............................       90,265
                                                                      -----------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................     (350,024)
                                                                      -----------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   12,316,469
                                                                      -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   11,966,445
NET ASSETS
  Beginning of the period...........................................            0
                                                                      -----------
  End of the period.................................................  $11,966,445
                                                                      ===========
UNDISTRIBUTED NET INVESTMENT INCOME
  End of the period.................................................  $       741
                                                                      ===========

OTHER INFORMATION:
CAPITAL SHARES
Transactions in capital shares were as follows:

                                                                     YEAR ENDED
                                                                  DECEMBER 31, 2001
                                                               ----------------------
                                                                SHARES         $
                                                               ---------  -----------
CLASS A
  Sales....................................................... 1,405,895  $12,965,298
  Reinvestments...............................................         0            0
  Redemptions.................................................  (565,108)  (5,020,906)
                                                               ---------  -----------
  Net increase (decrease).....................................   840,787  $ 7,944,392
                                                               =========  ===========
CLASS B
  Sales.......................................................   564,496  $ 4,866,115
  Reinvestments...............................................         0            0
  Redemptions.................................................   (58,363)    (499,721)
                                                               ---------  -----------
  Net increase (decrease).....................................   506,133  $ 4,366,394
                                                               =========  ===========
CLASS E
  Sales.......................................................       645  $     5,768
  Reinvestments...............................................         0            0
  Redemptions.................................................       (10)         (85)
                                                               ---------  -----------
  Net increase (decrease).....................................       635  $     5,683
                                                               =========  ===========
  Increase (decrease) derived from capital share transactions. 1,347,555  $12,316,469
                                                               =========  ===========

(a)Commencement of Operations

                See accompanying notes to financial statements.

                                    MSF-128

METROPOLITAN SERIES FUND, INC.
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

 FINANCIAL HIGHLIGHTS


                                                               CLASS A                         CLASS B
                                                                --------------               ------------
                                                                 MAY 1, 2001(A)             MAY 1, 2001(A)
                                                                   THROUGH                     THROUGH
                                                                  DECEMBER 31,                DECEMBER 31,
                                                                     2001                         2001
                                                               --------------                --------------
NET ASSET VALUE, BEGINNING OF PERIOD.........................................................     $10.00    $10.00
                                                                                                  ------   ------
INCOME FROM INVESTMENT
OPERATIONS
  Net investment loss........................................................................       0.00   (0.01)
  Net realized and unrealized gain (loss) on investments.....................................      (1.12)  (1.11)
                                                                                                  ------   ------
  Total from investment operations...........................................................      (1.12)  (1.12)
                                                                                                  ------   ------
NET ASSET VALUE, END OF PERIOD...............................................................     $ 8.88   $ 8.88
                                                                                                  ======   ======
TOTAL RETURN (%).............................................................................     (11.2)(b) (11.2)(b)
Ratio of operating expenses to average net assets (%)........................................       1.05(c)  1.30 (c)
Ratio of net investment loss to average net assets (%).......................................       0.00(c)  (0.51)(c)
Portfolio turnover rate (%)..................................................................         67(c)     67 (c)
Net assets, end of period (000)..............................................................     $7,468      $4,493
The Ratios of operating expenses to average net assets without giving effect to the voluntary expense agreement would have been (%)....................................................... 2.69(c) 2.94 (c)

                                                                                                 CLASS E
                                                                                              --------------
                                                                                              MAY 1, 2001(A)
                                                                                                 THROUGH
                                                                                               DECEMBER 31,
                                                                                                   2001
                                                                                              --------------
NET ASSET VALUE, BEGINNING OF PERIOD.........................................................     $10.00
                                                                                                  ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment loss........................................................................       0.00
  Net realized and unrealized gain (loss) on investments.....................................      (1.12)
                                                                                                  ------
  Total from investment operations...........................................................      (1.12)
                                                                                                  ------
NET ASSET VALUE, END OF PERIOD...............................................................     $ 8.88
                                                                                                  ======
TOTAL RETURN (%).............................................................................      (11.2)(b)
Ratio of operating expenses to average net assets (%)........................................       1.20 (c)
Ratio of net investment loss to average net assets (%).......................................      (0.41)(c)
Portfolio turnover rate (%)..................................................................         67 (c)
Net assets, end of period (000)..............................................................     $    6
The Ratios of operating expenses to average net assets without giving effect to the voluntary
 expense agreement would have been (%).......................................................       2.84 (c)

(a)Commencement of Operations
(b)Periods  less  than  one  year  are  not  computed  on an  annualized  basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-129

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS



 INVESTMENT OBJECTIVE
 TO EQUAL THE RETURN OF THE RUSSELL 2000 INDEX.

 INCEPTION DATE  11/9/98

 ASSET CLASS
 SMALL CAP STOCKS

 NET ASSETS
 $149.3 MILLION

 PORTFOLIO  MANAGEMENT
 METLIFE INVESTMENT  DEPARTMENT


PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2001, the Class A shares of the Russell 2000 Index Portfolio returned +0.9%. Its benchmark, the Russell/ 2000(R) Index11/, returned +2.5% over the same time period. Dividend income accounted for 1.57% of this year's total return. The Russell 2000 Index experienced a highly volatile year. The benchmark was down 6.5% in the first quarter, up 14.3% in second quarter, down 20.8% in the third quarter, and finally up 21.1% in the fourth quarter. Despite this volatility, small cap stocks steadily outperformed large cap stocks throughout the year and ended the year outperforming the S&P 500 Index by a margin of 14.4%.

PORTFOLIO ACTIVITY
The consumer discretionary sector, up 26.8%, along with financial services, up 13.0%, accounted for roughly half of the of the benchmark return this year. The worst performing sectors this past year were technology, down 22.5% and health care, down 11.4%. Excluding these sectors, the Russell 2000 Index would have ended up a positive 6.9% for the full year 2001. Exacly half of Russell's twelve sectors had positive returns for the year. The three largest names to impact performance this past year were Abercrombie & Fitch up 122.6%, Americredit Corp up 90.64%, and Ikon Office Solutions, up 377.93% for the year.

On June 29, 2001 Frank Russell underwent their annual reconstitution. In total, 609 companies were added to the Russell 2000 Index and 431 were deleted. The difference of 178 names is due to attrition throughout the period between annual reconstitutions. The annual Russell 2000 reconstitution generated approximately 57% turnover.

PORTFOLIO OUTLOOK/(A) /
Factors that could impact stock prices in the coming quarter include developments in the War on Terrorism, the Federal Reserve's interest rate policy, corporate earnings, unemployment trends, and the timing of any potential recovery in the U.S. economy.

                             PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2001

                                                   % OF TOTAL
                  SECURITY                         NET ASSETS
                  -------------------------------------------

                  *ISHARES RUSSELL 2000 INDEX FUND    3.0%
                  DEAN FOODS CO...................    0.3
                  MICHAELS STORES, INC............    0.3
                  BALL CORP.......................    0.2
                  NEW YORK COMMUNITY BANCORP, INC.    0.2
                  ANDREW CORP.....................    0.2
                  ALLIANT TECHSYSTEMS, INC........    0.2
                  EDWARDS LIFESCIENCES CORP.......    0.2
                  NOVELL, INC.....................    0.2
                  LEE ENTERPRISES, INC............    0.2

 *Please note that this security is an investment fund and not common stock.


     A $10,000 INVESTMENT COMPARED TO THE RUSSELL 2000 INDEX SINCE 11/9/98


                                    [CHART]

              Russell 2000        Russell 2000
            Index Portfolio          Index
            ---------------       ------------
10/98            10,000              10,000
12/98            10,548              11,175
12/99            12,946              13,551
12/00            12,454              13,141
12/01            12,562              13,468


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN
                            AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                     RUSSELL 2000         RUSSELL
                                    INDEX PORTFOLIO        2000
                              CLASS A CLASS B   CLASS E    INDEX

              1 Year            0.9%      N/A      N/A     2.5%
              3 Years           6.0       N/A      N/A      6.4
              Since Inception   7.5     5.3%(a)  -0.4%(b)   9.9

--------------------------------------------------------------------------------

(a)Inception date was January 2, 2001. (b)Inception date was May 1, 2001. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                See footnotes to Portfolio Manager Commentary.

                                    MSF-130

METROPOLITAN SERIES FUND, INC.
RUSSELL 2000 INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--98.3% OF TOTAL NET ASSETS



                                                       VALUE
SHARES                                               (NOTE 1A)

       AEROSPACE & DEFENSE--1.1%
 4,181 AAR Corp.................................... $     37,671
10,853 Aeroflex, Inc. (b)..........................      205,447
 3,865 Alliant Techsystems, Inc. (b)...............      298,378
 6,259 Ametek Aerospace Products, Inc..............      199,600
 3,161 Aviall, Inc. (b)............................       23,866
 4,551 BE Aerospace, Inc...........................       41,733
 1,062 Curtiss Wright Corp.........................       50,711
 2,470 DRS Technologies, Inc. (b)..................       88,055
 1,967 EDO Corp....................................       52,027
 1,478 Engineered Support Systems, Inc. (c)........       50,562
 2,171 Fairchild Corp. (b) (c).....................        6,296
 5,292 Gencorp, Inc................................       74,670
   206 Heico Corp..................................        2,779
 2,065 Heico Corp..................................       31,119
 4,233 Hexcel Corp. (b)............................       13,038
 1,354 Innovative Solutions & Support (b)..........       10,521
 1,617 Integral Systems, Inc. (b)..................       31,127
 4,254 Kaman Corp..................................       66,362
 1,557 Ladish, Inc. (b)............................       17,002
 3,363 Mercury Computer Systems, Inc. (b)..........      131,527
 2,350 Moog, Inc. (b)..............................       51,230
 1,314 Orbital Sciences Corp. (b) (c)..............        5,427
 7,643 Remec, Inc. (b).............................       76,354
   981 Sequa Corp. (b).............................       46,617
 2,147 United Industrial Corp......................       35,962
                                                    ------------
                                                       1,648,081
                                                    ------------

       AIR TRAVEL--0.3%
 9,077 Airtran Holdings, Inc. (b)..................       59,908
 5,268 Alaska Air Group, Inc. (b)..................      153,299
 5,075 America West Holding Corp. (Class B) (b) (c)       17,763
 6,701 Atlantic Coast Airlines Holdings, Inc. (b)..      156,066
 4,349 Frontier Airlines, Inc. (b) (c).............       73,933
 4,956 Mesa Air Group, Inc. (b)....................       37,269
 2,147 Midwest Express Holdings, Inc. (b) (c)......       31,346
                                                    ------------
                                                         529,584
                                                    ------------

       APPAREL & TEXTILES--0.8%
 2,698 Brown Shoe, Inc. (b)........................       43,816
 1,290 Bush Industries, Inc. (b)...................       14,009
 2,071 Fossil, Inc. (b)............................       43,491
 2,368 Friedmans, Inc..............................       19,939
 1,114 Garan, Inc..................................       47,345
 2,142 Global Sports, Inc. (c).....................       42,733
 2,544 Haverty Furniture Cos., Inc.................       42,103
 1,856 K-Swiss, Inc................................       61,712
 4,217 Kellwood Co.................................      101,250
 1,113 Kenneth Cole Productions, Inc. (b) (c)......       19,700
 1,455 Movado Group, Inc...........................       27,936
 4,426 Nautica Enterprises, Inc. (b)...............       56,609

                                                     VALUE
SHARES                                             (NOTE 1A)

       APPAREL & TEXTILES--(CONTINUED)
 2,412 Oshkosh B'Gosh, Inc. (b).................. $    101,159
 1,006 Oxford Industries, Inc....................       23,742
 3,257 Phillips Van Heusen Corp..................       35,501
 1,974 Quaker Fabric Corp. (b)...................       16,404
 3,524 Quiksilver, Inc. (b)......................       60,613
 4,151 Russell Corp..............................       62,307
 2,805 Skechers U. S. A., Inc. (b)...............       41,009
 1,455 Steven Madden, Ltd. (b)...................       20,472
 6,471 Stride Rite Corp..........................       42,385
 1,026 Tropical Sportswear International Corp....       19,237
 8,333 Unifi, Inc. (b)...........................       60,414
 2,725 Van's, Inc. (b)...........................       34,716
 4,934 Wellman, Inc..............................       76,428
 7,718 Wolverine World Wide, Inc.................      116,156
                                                  ------------
                                                     1,231,186
                                                  ------------

       AUTO PARTS--1.1%
 1,341 American Axle & Manufacturing Holdings,
        Inc. (b).................................       28,671
11,264 ArvinMeritor, Inc.........................      221,225
 2,437 Bandag, Inc. (b)..........................       84,710
 4,898 Borg Warner Automotive, Inc. (b)..........      255,920
13,523 Collins & Aikman Corp. (b)................      104,127
10,913 Cooper Tire & Rubber Co. (b)..............      174,171
 1,909 Dura Automotive Systems, Inc. (b).........       20,999
 3,551 Exide Corp. (c)...........................        4,368
 7,783 Federal Signal Corp.......................      173,327
 3,271 Federal-Mogul Corp. (c)...................        2,584
 1,357 IMPCO Technologies, Inc. (b)..............       17,220
 2,325 Midas, Inc................................       26,738
 5,041 Modine Manufacturing Co...................      117,607
 1,048 Quixote Corp..............................       19,912
 1,588 Sauer-Danfoss, Inc........................       12,704
 4,158 Sports Resorts International, Inc. (b) (c)       32,058
 1,234 Standard Motor Products, Inc..............       17,153
 1,800 Stoneridge, Inc. (b)......................       16,380
 3,801 Superior Industries International, Inc....      152,990
 2,956 TBC Corp. (b).............................       39,581
 5,802 Tower Automotive, Inc. (b) (c)............       52,392
                                                  ------------
                                                     1,574,837
                                                  ------------

       AUTOMOBILES--0.2%
 2,187 Coachmen Industries, Inc..................       26,244
 3,759 Dollar Thrifty Automotive Group (b).......       58,265
 4,431 Monaco Coach Corp. (b) (c)................       96,906
 1,676 Thor Industries, Inc......................       62,096
 1,010 United Auto Group, Inc. (b)...............       26,068
 2,710 Winnebago Industies, Inc..................      100,107
                                                  ------------
                                                       369,686
                                                  ------------


                See accompanying notes to financial statements.

                                    MSF-131

METROPOLITAN SERIES FUND, INC.
RUSSELL 2000 INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)

                                                  VALUE
SHARES                                          (NOTE 1A)

       BANKS--9.1%
 2,529 1st Source Corp........................ $     52,350
 1,885 Alabama National Bancorporation (b)....       63,543
 4,750 Amcore Financial, Inc..................      106,162
 5,585 American Financial Holdings, Inc.......      141,915
 3,559 Anchor BanCorp Wisconsin, Inc. (b).....       63,137
 2,179 Area Bancshares Corp. (b)..............       42,425
 1,696 Arrow Financial Corp...................       49,506
 2,257 BOK Financial Corp. (b)................       71,118
 2,149 BSB Bancorp, Inc. (b)..................       50,953
 1,129 Bancfirst Corp. (b)....................       39,176
 2,090 Bancfirst Ohio Corp....................       50,473
14,287 Bancorpsouth, Inc. (b).................      237,164
 1,906 Bank Mutual Corp.......................       29,124
 1,729 Bank of Granite Corp. (b)..............       34,182
 3,538 Bankatlantic Bancorp, Inc..............       32,479
 2,426 Bankunited Financial Corp. (b).........       36,026
 1,815 Banner Corp............................       30,692
 9,681 Bay View Capital Corp. (b).............       70,962
 2,005 Boston Private Financial Holdings, Inc.       44,250
 2,003 Brookline Bancorp, Inc. (b)............       32,929
 2,169 CCBT Financial Cos, Inc................       51,188
 2,748 CFS Bancorp, Inc.......................       39,434
 1,722 CPB, Inc. (b)..........................       50,644
 3,781 CVB Financial Corp. (b)................       88,475
 1,326 Capital City Bank Group, Inc...........       32,129
 5,044 Capitol Federal Financial..............      105,117
 1,711 Cathay Bancorp, Inc. (b)...............      109,590
 3,580 Centennial Bancorp (b).................       26,420
 1,006 Central Coast Bancorp (b)..............       22,132
 4,738 Chemical Financial Corp................      142,886
 5,731 Chittenden Corp........................      158,176
 8,520 Citizens Banking Corp. (b).............      280,138
 2,888 City Holdings Co. (b)..................       34,772
 2,097 CityBank (b)...........................       50,244
 1,192 Coastal Bancorp, Inc...................       34,449
 1,197 Cobiz, Inc. (c)........................       16,160
20,602 Colonial Bancgroup, Inc. (b)...........      290,282
 2,243 Columbia Banking Systems, Inc. (b) (c).       29,271
 9,463 Commercial Federal Corp................      222,380
 1,484 Commonwealth Bancorp, Inc..............       32,871
 1,880 Community Bank Systems, Inc............       49,256
 1,846 Community Banks, Inc...................       49,842
 7,143 Community First Bankshares, Inc. (b)...      183,504
 1,767 Community Trust Bancorp, Inc...........       41,966
 2,654 Connecticut Bancshares, Inc............       68,606
 1,671 Corus Bankshares, Inc. (b).............       75,863
 2,661 Dime Community Bancorp, Inc. (b).......       74,668
 6,788 Doral Financial Corp...................      211,853
 3,620 Downey Financial Corp..................      149,325
 4,917 East West Bancorp, Inc. (b)............      126,613
                                              VALUE
SHARES                                      (NOTE 1A)

       BANKS--(CONTINUED)
 2,268 F&M Bancorp........................ $     57,721
 4,895 F.N.B. Corp. (b)...................      128,983
 1,335 Farmers Capital Bank Corp..........       48,954
 2,691 Fidelity Bankshares, Inc...........       42,975
 2,109 Financial Institutions, Inc........       49,351
 1,846 First Bancorp......................       41,627
 4,462 First Bancorp Puerto Rico..........      127,167
 1,417 First Busey Corp...................       30,437
 5,807 First Charter Corp. (c)............       98,196
 1,267 First Citizens BancShares, Inc.....      123,849
10,173 First Commonwealth Financial Corp..      117,193
 1,940 First Community Bancshares, Inc....       57,172
 1,787 First Essex Bancorp, Inc...........       50,358
 2,314 First Federal Capital Corp.........       36,330
 6,692 First Financial Bancorp............      118,114
 2,496 First Financial Bankshares, Inc....       75,130
 1,389 First Financial Corp...............       60,908
 2,810 First Financial Holdings, Inc......       67,918
 1,431 First Indiana Corp.................       31,353
 2,597 First Merchants Corp...............       62,380
 9,285 First Midwest Bancorp, Inc.........      271,029
 1,852 First Niagara Financial Group, Inc.       31,169
 2,629 First Place Financial Corp.........       41,407
 1,814 First Republic Bank (b)............       43,808
 3,856 First Sentinel Bancorp, Inc........       48,277
 3,179 FirstFed Financial Corp. (b).......       81,478
 1,845 Flagstar Bancorp, Inc..............       37,140
 1,828 Flushing Financial Corp............       32,538
 3,255 Frontier Financial Corp............       85,151
 1,729 GBC Bancorp........................       51,005
 1,612 German American Bancorp............       26,114
 2,315 Glacier Bancorp, Inc. (c)..........       48,198
 4,416 Gold Banc Corp., Inc...............       31,398
 1,621 Great Southern Bancorp, Inc........       49,440
 9,634 Greater Bay Bancorp (c)............      275,340
 1,401 Hancock Holding Co.................       60,299
 4,229 Harbor Florida Bancshares, Inc. (b)       71,893
 3,540 Harleysville National Corp.........       83,367
 2,614 Hudson River Bancorp, Inc..........       57,247
 8,854 Hudson United Bancorp..............      254,110
 1,564 Iberiabank Corp....................       43,354
10,911 Independence Community Bank Corp...      248,334
 2,058 Independent Bank Corp..............       57,212
 1,881 Independent Bank Corp..............       40,423
 3,352 Integra Bank Corp..................       70,191
 3,438 International Bancshares Corp......      144,912
 1,659 Irwin Financial Corp. (c)..........       28,203
 1,978 Lakeland Bancorp, Inc..............       32,241
 3,238 Local Financial Corp. (b)..........       45,300
 3,630 MAF Bancorp, Inc...................      107,085


                See accompanying notes to financial statements.

                                    MSF-132

METROPOLITAN SERIES FUND, INC.
RUSSELL 2000 INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)

                                              VALUE
SHARES                                      (NOTE 1A)

       BANKS--(CONTINUED)
 1,635 Main Street Bank, Inc.............. $     26,814
 1,625 MB Financial, Inc..................       44,184
 1,121 Medford Bancorp, Inc...............       23,720
 3,403 Mid-State Bancshares...............       55,401
 2,037 MidAmerica Bancorp.................       67,425
   994 Midwest Banc Holdings, Inc.........       21,123
 1,450 Mississippi Valley Bankshares, Inc.       56,840
 1,431 NBC Capital Corp...................       43,946
 3,696 NBT Bancorp, Inc...................       53,555
 3,878 National Penn Bancshares, Inc. (b).       85,315
 3,640 Net.B@nk, Inc. (b) (c).............       38,147
14,969 New York Community Bancorp, Inc....      342,341
 2,244 Northwest Bancorp, Inc.............       25,671
 1,688 Oceanfirst Financial Corp..........       40,782
 5,557 Ocwen Financial Corp. (b)..........       47,123
 1,496 Old Second Bancorp, Inc............       58,972
 1,848 Omega Financial Corp...............       59,413
 1,769 Oriental Financial Group, Inc......       32,903
 5,276 Pacific Capital Bancorp............      146,620
 2,154 Pacific Northwest Bancorp..........       44,071
 2,168 Park National Corp.................      201,082
 1,014 Pennfed Financial Services, Inc....       25,167
 1,531 Peoples Holding Co.................       56,647
 1,872 Port Financial Corp................       48,803
 2,958 Promistar Financial Corp...........       72,323
 1,555 Prosperity Bancshares, Inc.........       41,969
   774 Provident Bancorp, Inc. (c)........       22,601
 4,046 Provident Bankshares Corp..........       98,318
 1,199 Quaker City Bancorp, Inc. (b)......       35,790
 1,581 R & G Financial Corp. (Class B)....       27,098
 8,462 Republic Bancorp, Inc. (b).........      117,199
 1,298 Republic Bancorp, Inc..............       17,510
 1,002 Republic Bancshares, Inc...........       13,026
 2,096 Riggs National Corp................       29,281
   966 Royal Bancshares Pennsylvania, Inc.       19,465
 4,922 S & T Bancorp, Inc.................      119,506
 1,470 S. Y. Bancorp, Inc.................       48,951
 2,930 Sandy Spring Bancorp, Inc..........       93,334
 1,245 Santander Bancorp..................       24,165
 1,016 Seacoast Banking Corp..............       47,142
 3,859 Seacoast Financial Services Corp...       66,182
 1,488 Second Bancorp, Inc................       32,156
 7,611 Silicon Valley Bancshares (b) (c)..      203,442
 1,244 Simmons First National Corp........       39,995
 7,449 South Financial Group, Inc.........      132,220
 5,013 Southwest Bancorp (b)..............      151,744
 1,281 St. Francis Capital Corp...........       29,630
10,484 Staten Island Bancorp, Inc. (b)....      170,994
 6,109 Sterling Bancshares, Inc. (b)......       76,485
 1,922 Sterling Financial Corp............       46,820
 1,403 Suffolk Bancorp....................       76,548

                                                 VALUE
SHARES                                         (NOTE 1A)

       BANKS--(CONTINUED)
 6,851 Susquehanna Bancshares, Inc........... $    142,843
 3,016 Texas Regional Bancshares, Inc........      114,156
 4,018 The Trust Co. of New Jersey...........      101,254
 1,570 Tompkins Trustco, Inc.................       63,192
   796 Troy Financial Corp...................       19,741
12,400 Trustco Bank Corp.....................      155,868
 3,973 UCBH Holdings, Inc....................      112,992
 3,388 UMB Financial Corp....................      135,534
 1,789 UNB Corp Ohio (b).....................       33,186
 1,534 USB Holding, Inc. (b) (c).............       25,848
 2,466 Umpqua Holdings Corp. (c).............       33,291
 7,724 United Bankshares, Inc. (b)...........      222,915
 5,126 United Community Financial............       36,907
 3,080 United National Bancorp (c)...........       73,951
 4,285 W Holding Co., Inc....................       69,417
 2,057 Washington Trust Bancorp, Inc.........       39,083
 5,970 Waypoint Financial Corp...............       90,028
 3,489 Wesbanco, Inc.........................       73,723
 2,786 West Coast Bancorp....................       38,781
 5,928 Westamerica Bancorporation............      234,571
 1,548 Westcorp, Inc.........................       28,901
 4,894 Whitney Holding Corp..................      214,602
 1,733 Wintrust Financial Corp...............       52,978
                                              ------------
                                                13,664,320
                                              ------------

       BIOTECHNOLOGY--1.5%
 6,095 Aclara Biosciences, Inc. (b)..........       30,902
 9,968 Advanced Tissue Sciences, Inc. (b) (c)       43,460
 4,251 Albany Molecular Research, Inc. (b)...      112,609
 7,956 Avant Immunotherapeutics, Inc. (b)....       31,904
 3,411 Avigen, Inc. (b)......................       39,261
 1,918 Bone Care International, Inc. (b).....       32,855
 6,111 Cell Genesys, Inc. (c)................      142,020
 3,712 Cell Pathways, Inc. (c)...............       25,836
 2,113 Digene Corp. (b)......................       62,333
 4,293 Diversa Corp. (b).....................       60,746
10,793 Edwards Lifesciences Corp. (b)........      298,211
 2,916 Emisphere Technologies, Inc. (b)......       93,050
 4,795 Gene Logic, Inc. (b)..................       90,338
 3,486 Genome Therapeutics Corp. (b).........       23,740
 5,865 Genzyme Corp. (b).....................       31,143
 2,882 Genzyme Transgenics Corp. (b).........       16,773
 3,413 Geron Corp. (b) (c)...................       29,693
 1,578 Hyseq, Inc. (b) (c)...................       12,182
 6,428 Immunomedics, Inc. (b)................      130,231
 5,463 Lexicon Genetics, Inc. (b)............       63,043
 2,720 Luminex Corp. (b) (c).................       46,131
 2,404 Martek Biosciences Corp. (b)..........       52,287
 4,956 Maxygen, Inc. (b) (b).................       87,077
 2,207 Miravant Medical Technologies (b) (c).       21,209
 5,724 Orchid Biosciences, Inc. (b)..........       31,482


                See accompanying notes to financial statements.

                                    MSF-133

METROPOLITAN SERIES FUND, INC.
RUSSELL 2000 INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)

                                                    VALUE
SHARES                                            (NOTE 1A)

       BIOTECHNOLOGY--(CONTINUED)
 3,280 Organogenesis, Inc. (b) (c).............. $     15,744
 3,990 Pharmacopeia, Inc. (b)...................       55,421
 5,107 Regeneron Pharmaceuticals, Inc. (b) (c)..      143,813
 3,206 Sequenom, Inc. (b) (c)...................       34,208
 3,059 Serologicals Corp. (b)...................       65,768
 4,973 Targeted Genetics Corp. (b)..............       13,477
 6,796 Texas Biotechnology Corp. (b)............       44,174
 4,370 Titan Pharmaceuticals, Inc. (b)..........       42,870
 4,248 Transkaryotic Therapies, Inc. (b)........      181,814
 4,576 Valentis, Inc. (b) (c)...................       14,186
                                                 ------------
                                                    2,219,991
                                                 ------------

       BROADCASTING--0.4%
 2,842 Crown Media Holdings, Inc. (b) (c).......       32,086
 4,108 Cumulus Media, Inc. (b)..................       66,468
10,950 Metromedia International. Group, Inc. (b)        8,870
 5,226 Paxson Communications Corp. (b) (c)......       54,612
 2,416 Regent Communications, Inc. (b)..........       16,308
 1,692 Saga Communications (b)..................       35,024
 1,508 Salem Communications Corp. (b)...........       34,684
 4,163 Sinclair Broadcast Group, Inc. (b) (c)...       39,382
 8,298 Sirius Satellite Radio, Inc. (b) (c).....       96,506
 5,120 Spanish Broadcasting Systems, Inc. (b)...       50,637
 2,695 TiVo, Inc. (b) (c).......................       17,652
 2,187 XM Satellite Radio Holdings, Inc. (b) (c)       40,153
 2,316 Young Broadcasting, Inc. (b).............       41,572
                                                 ------------
                                                      533,954
                                                 ------------

       BUILDING & CONSTRUCTION--1.1%
 1,450 American Woodmark Corp...................       77,938
   865 Ameron International Corp................       59,858
 4,825 Apogee Enterprises, Inc..................       76,332
 5,953 Armstrong Holdings, Inc. (b) (c).........       20,300
 8,073 Brightpoint, Inc. (b)....................       25,349
 2,054 Coorstek, Inc. (b).......................       65,399
 9,543 Dal Tile International, Inc. (b).........      221,875
 2,983 Elcor Chemical Corp......................       82,898
 4,425 Griffon Corp. (b)........................       66,375
 4,040 Insituform Technologies, Inc. (b)........      103,343
 3,406 LSI Industries, Inc......................       59,264
 7,624 Lennox International, Inc................       73,953
 2,810 NCI Building Systems, Inc. (b)...........       49,737
 2,179 Nortek, Inc. (b).........................       60,794
 1,611 Simpson Manufacturing, Inc. (b)..........       92,310
   863 Trex, Inc. (b) (c).......................       16,388
 6,309 USG Corp. (b) (c)........................       36,088
 2,862 United States Concrete, Inc. (b).........       18,889
 2,415 Universal Forest Products, Inc...........       50,546
 3,115 Watsco, Inc..............................       44,233

                                                       VALUE
SHARES                                               (NOTE 1A)
       BUILDING & CONSTRUCTION--(CONTINUED)

 7,156 York International Corp..................... $    272,858
                                                    ------------
                                                       1,574,727
                                                    ------------

       BUSINESS SERVICES--5.1%
 1,414 4Kids Entertainment, Inc. (b) (c)...........       28,322
 3,786 ABRN Industries, Inc. (b)...................      118,691
 4,416 Administaff, Inc. (b) (c)...................      121,043
 2,563 Advanced Marketing Services, Inc............       46,775
 1,180 Ambassadors International, Inc. (b).........       24,768
 5,644 Arbitron, Inc. (b)..........................      192,743
 3,394 Armor Holdings, Inc. (b) (c)................       91,604
 4,335 Banta Corp..................................      127,969
 5,129 Bowne & Co., Inc. (b).......................       65,651
 1,957 Bright Horizons Family Solutions (b)........       54,776
 2,326 CCC Information Services Group, Inc.........          163
 2,326 CCC Information Services Group, Inc. (c)....       14,375
 1,714 CDI Corp. (b)...............................       32,566
 1,021 CPI Corp....................................       16,949
 7,582 Career Education Corp. (b)..................      259,911
 2,933 Casella Waste Systems, Inc. (b).............       43,438
 2,934 Central Parking Corp. (c)...................       57,624
11,519 Century Business Services, Inc. (b).........       26,494
 2,011 Chemed Corp.................................       68,173
 2,473 CoStar Group, Inc. (b)......................       59,377
 3,982 Coinstar, Inc. (b)..........................       99,550
 1,906 Compucredit Corp. (b).......................       22,415
 1,715 Consolidated Graphics, Inc..................       33,014
 1,893 Corinthian Colleges, Inc....................       77,405
 6,494 Corporate Executive Board Co. (b)...........      238,330
 8,584 Covanta Energy Corp. (b)....................       38,800
 3,021 Daisytek International Corp. (b)............       39,787
 3,325 Digitalthink, Inc. (b)......................       35,910
 4,269 Edison School, Inc. (b) (c).................       83,886
 4,177 Education Management Corp. (b)..............      151,416
 2,248 Emex Corp. (b) (c)..........................        6,970
 9,922 Encompass Services Corp. (b)................       28,774
 2,882 F.Y.I., Inc. (b)............................       96,547
 2,056 FTI Consulting, Inc. (b)....................       67,437
 4,319 FactSet Research Systems, Inc. (c)..........      150,949
 2,624 First Consulting Group (b)..................       41,066
 3,781 G & K Services..............................      122,126
 5,785 Getty Images, Inc. (b)......................      132,939
 6,680 Global Payments, Inc........................      229,792
 3,922 Headwaters, Inc. (b)........................       44,946
 3,009 Heidrick & Struggles International, Inc. (b)       54,613
 4,512 ITT Educational Services, Inc. (b)..........      166,357
 4,640 Information Resources, Inc. (b).............       38,512
 2,385 Insurance Auto Auctions, Inc. (b)...........       34,606
 3,802 Ionics, Inc. (b)............................      114,174
 5,157 John H. Harland Co..........................      113,970


                See accompanying notes to financial statements.

                                    MSF-134

METROPOLITAN SERIES FUND, INC.
RUSSELL 2000 INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)


                                                             VALUE
SHARES                                                    (NOTE 1A)

       BUSINESS SERVICES--(CONTINUED)
 2,647 Kelly Services, Inc.............................. $     57,943
 2,139 Kforce, Inc. (b).................................       13,454
 5,930 Kimball International, Inc. (Class B)............       89,839
 6,762 Korn/Ferry International (b).....................       72,015
 2,545 Kroll, Inc. (c)..................................       38,429
 5,056 Labor Ready, Inc. (b)............................       25,836
 2,334 Learning Tree International, Inc. (b)............       65,119
   738 Lynch Interactive Corp. (b)......................       50,922
 4,185 Mail Well Holdings, Inc. (b).....................       17,158
 2,383 Medquist, Inc. (b)...............................       69,703
 1,527 Memberworks, Inc. (b) (c)........................       21,393
 1,199 Microfinancial, Inc..............................       12,290
 2,849 Mobile Mini, Inc. (b)............................      111,453
14,163 Modis Professional Services, Inc. (b)............      101,124
 4,603 Multex Systems, Inc. (b).........................       20,713
   384 NCH Corp.........................................       20,026
 3,003 NCO Group, Inc. (b) (c)..........................       68,769
 6,123 NDCHealth Corp...................................      211,550
 1,530 National Processing, Inc. (b)....................       49,725
 5,645 Navigant Consulting Co. (b)......................       31,047
 1,854 New England Business Service, Inc................       35,504
 1,119 New Horizons Worldwide, Inc. (b).................       12,869
 4,996 Nextcard, Inc. (b)...............................        2,598
 3,469 On Assignment, Inc. (b)..........................       79,683
 1,905 PDI, Inc.........................................       42,520
 3,835 Pegasus Systems, Inc. (b) (c)....................       54,457
 4,642 Per-Se Technologies, Inc. (b)....................       49,901
 8,853 Pittston Brink's Group...........................      195,651
 2,829 PrePaid Legal Services, Inc. (b) (c).............       61,955
 2,965 Probusiness Services, Inc. (b)...................       55,742
 6,151 Profit Recovery Group International, Inc. (b) (c)       50,131
 5,936 R. H. Donnelley Corp.............................      172,441
 1,445 Renaissance Learning, Inc. (b) (c)...............       44,029
 1,113 Resources Connection, Inc. (b)...................       29,305
 2,335 Right Management Consultants, Inc. (b)...........       40,395
 2,649 Rollins, Inc.....................................       52,980
 9,286 Ryder System, Inc................................      205,685
10,027 S1 Corp. (b).....................................      162,237
 1,534 Schawk, Inc......................................       16,874
 7,264 Sitel Corp. (b)..................................       17,434
   720 Skillsoft Corp. (b)..............................       18,662
 3,435 Sotheby's Holdings, Inc. (b).....................       57,055
 8,145 Spherion Corp. (b)...............................       79,495
   505 Sri Surgical Express, Inc........................        8,080
 2,021 Standard Register................................       37,449
 1,141 Strayer Education, Inc. (c)......................       55,590
 1,146 Surebeam Corp. (b)...............................       11,999
 2,668 Surmodics, Inc. (b) (c)..........................       97,275
 5,755 Sylvan Learning Systems, Inc. (b)................      127,013
 1,338 TRC Cos., Inc. (b) (c)...........................       66,900
 6,050 Teletech Holdings, Inc. (b)......................       86,696
                                                      VALUE
SHARES                                             (NOTE 1A)

       BUSINESS SERVICES--(CONTINUED)
 8,153 Tetra Technologies, Inc. (b).............. $    162,316
 1,370 Unifirst Corp.............................       30,893
 5,425 United Stationers, Inc. (b)...............      182,551
 1,273 Volt Information Sciences, Inc. (b).......       21,768
 2,150 Wackenhut Corp. (b) (c)...................       53,320
 1,416 Wackenhut Corrections Corp. (b)...........       19,626
 6,838 Wallace Computer Series, Inc..............      129,854
 5,201 Waste Connections, Inc. (b) (c)...........      161,179
 1,577 Watson Wyatt & Co. Holdings (b)...........       34,379
                                                  ------------
                                                     7,688,702
                                                  ------------

       CHEMICALS--2.1%
 4,529 A. Schulman, Inc..........................       61,821
 9,537 Airgas, Inc. (b)..........................      144,199
 4,417 Albemarle Corp............................      106,008
 3,602 Arch Chemicals, Inc.......................       83,566
 3,276 Arqule, Inc. (b)..........................       55,692
 5,301 Calgon Carbon Corp. (b)...................       44,263
 4,295 Cambrex Corp. (b).........................      187,262
 2,199 Chemfirst, Inc............................       52,710
19,341 Crompton Corp.............................      174,069
 7,625 Cytec Industries, Inc. (b)................      205,875
 3,400 Eden Bioscience Corp. (b) (c).............       17,238
 5,331 Ferro Corp................................      137,540
 3,929 Georgia Gulf Corp.........................       72,686
 5,562 H.B. Fuller Co............................      160,019
18,506 IMC Global, Inc...........................      240,578
 2,161 International Specialty Products, Inc. (b)       19,341
 3,634 MacDermid, Inc............................       61,596
10,950 Millennium Chemicals, Inc.................      137,970
 3,879 Minerals Technologies, Inc................      180,917
 1,655 NL Industries, Inc........................       25,272
 1,983 Nanophase Technologies Corp. (b)..........       11,680
 1,704 Octel Corp. (b)...........................       30,672
 6,379 Olin Corp.................................      102,957
 5,316 Omnova Solutions, Inc.....................       36,149
13,048 PolyOne Corp..............................      127,870
 1,318 Quaker Chemical...........................       27,151
17,504 RPM, Inc..................................      253,108
 2,301 Spartech Corp.............................       47,286
 1,483 Stepan Co.................................       36,007
 6,548 Terra Industries, Inc. (b)................       22,918
 3,274 The Scotts Co. (b)........................      155,842
 2,721 WD-40 Co. (c).............................       72,515
                                                  ------------
                                                     3,092,777
                                                  ------------

       COMMUNICATION SERVICES--2.4%
 5,640 ACTV, Inc. (b) (c)........................       10,547
 3,693 ADVO, Inc. (b)............................      158,799
 3,178 AMC Entertainment, Inc. (b)...............       38,136


                See accompanying notes to financial statements.

                                    MSF-135

METROPOLITAN SERIES FUND, INC.
RUSSELL 2000 INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)


                                                     VALUE
SHARES                                              (NOTE 1A)

       COMMUNICATION SERVICES--(CONTINUED)
 7,398 AT & T Latin America Corp. (b)............. $      8,730
 1,796 Ackerley Communications, Inc. (b) (c)......       31,430
 4,484 Adelphia Business Solutions (b)............        2,602
 1,982 Airgate PCS, Inc. (b) (c)..................       90,280
11,832 Alamosa Holdings, Inc. (b) (c).............      141,156
 1,293 Beasley Broadcast Group, Inc. (b)..........       16,822
 5,295 Boca Resorts, Inc. (b).....................       69,364
 1,344 Boron Lepore & Associates, Inc. (b)........       18,534
 2,569 Boston Communications Group (b) (c)........       29,158
 2,516 CTC Communications, Inc....................       41,539
 1,189 Centennial Communications Corp. (b) (c)....       12,175
 4,314 Centillium Communications, Inc. (b)........       33,908
 2,072 Commonwealth Telephone Enterprises,
        Inc. (b) (c)..............................       94,276
 2,095 Conestoga Enterprises, Inc.................       66,935
 4,012 Dobson Communications Corp. (b)............       34,262
 3,709 Gaylord Entertainment Co. (b)..............       91,241
 6,656 General Communication, Inc. (b)............       56,776
 1,421 Golden Telecom, Inc. (b)...................       16,583
 1,574 Gray Communications Systems, Inc. (c)......       21,847
   160 Grey Global Group, Inc.....................      106,680
 2,156 Hickory Technologies Corp..................       36,544
 1,960 IDT Corp. (b)..............................       38,240
 3,199 IDT Corp. (Class B)........................       53,135
 4,496 ITC Deltacom (b) (c).......................        3,912
   789 ITXC Corp. (b).............................        5,673
 3,320 Information Holdings, Inc. (b).............       93,989
 6,258 Interactive Data Corp......................       88,488
 7,721 John Wiley & Son...........................      177,815
 4,571 Journal Register Co. (b)...................       96,174
 4,994 Key3Media Group, Inc. (b)..................       26,618
 5,199 Leap Wireless International, Inc. (b) (c)..      109,023
 8,035 Lee Enterprises, Inc.......................      292,233
 3,276 Lexent, Inc. (b)...........................       20,475
 3,648 Liberty Digital, Inc. (b)..................       12,622
 1,896 LodgeNet Entertainment Corp. (b)...........       32,403
 1,470 Martha Stewart Living, Inc. (b) (c)........       24,182
 2,493 Media General, Inc.........................      124,226
 3,270 NTELOS, Inc. (b) (c).......................       50,652
 1,696 Net2Phone, Inc. (b)........................       11,448
   611 Netratings, Inc. (b) (c)...................        9,580
 2,330 North Pittsburgh Systems, Inc..............       43,105
 7,355 Pegasus Communications Corp. (b) (b) (c)...       76,566
 4,231 Penton Media, Inc..........................       26,486
 3,098 Plato Learning, Inc. (b)...................       51,458
 2,204 Playboy Enterprises, Inc. (Class B) (b) (c)       37,226
 8,298 Price Communications Corp. (b).............      158,409
 2,112 Private Media Group, Inc. (b) (c)..........       20,698
 1,575 Pulitzer, Inc..............................       80,325
 4,995 RCN Corp. (b) (c)..........................       14,635
 1,875 Rural Celluar Corp. (b)....................       41,719
                                               VALUE
SHARES                                       (NOTE 1A)

       COMMUNICATION SERVICES--(CONTINUED)
 5,319 Scholastic Corp. (b)................ $    267,705
 1,937 TTM Technologies (b)................       19,602
19,724 Terremark Worldwide, Inc. (b).......       11,243
 5,184 US Unwired, Inc. (b)................       52,773
10,072 UbiquiTel, Inc. (b).................       75,036
12,796 UnitedGlobalCom, Inc. (b) (c).......       63,980
 2,413 Ventiv Health, Inc. (b).............        8,832
 8,503 Western Multiplex Corp. (b).........       45,916
 1,393 iBasis, Inc. (b) (c)................        1,825
                                            ------------
                                               3,596,751
                                            ------------

       COMMUNICATIONS--1.3%
 1,798 Atwood Oceanics, Inc. (b)...........       62,660
   872 Butler Manufacturing Co.............       24,154
 5,547 Cal Dive International, Inc. (b)....      136,900
 1,821 Carbo Ceramics, Inc. (b)............       71,310
 7,267 Dycom Industries, Inc. (b)..........      121,432
 1,948 Emcor Group, Inc. (b)...............       88,439
 5,910 Granite Construction, Inc...........      142,313
 1,210 Gulf Islands Fabrication, Inc. (b)..       15,137
 1,418 Gulfmark Offshore, Inc. (b).........       40,144
 2,746 Horizon Offshore, Inc. (b)..........       20,705
 2,192 Hydril Co. (b)......................       38,645
 7,753 Input/Output, Inc. (b)..............       63,652
 5,128 Intergrated Electrical Services (b).       26,255
 4,258 Lone Star Technologies, Inc. (b)....       74,941
 1,603 Lufkin Industries, Inc..............       42,960
 1,590 Natco Group, Inc (b)................       11,130
10,837 Newpark Resources, Inc. (b) (c).....       85,612
 4,002 Oceaneering International, Inc. (b).       88,524
 3,323 Offshore Logistics, Inc. (b)........       59,017
 1,708 Oil States International, Inc. (b)..       15,543
 1,145 Osca, Inc. (b)......................       23,873
14,731 Parker Drilling Co. (b).............       54,357
 1,913 Perini Corp. (b)....................       13,391
 2,065 RPC, Inc............................       36,447
 6,622 SBA Communcations Corp. (b) (c).....       86,219
 3,460 Seacor Smit, Inc. (b)...............      160,544
 3,002 Seitel, Inc. (b) (c)................       40,827
 6,958 Superior Energy Services, Inc. (b)..       60,187
 2,033 Tetra Technologies, Inc. (b)........       42,591
 2,828 URS Corp. (b).......................       77,516
 3,130 WH Energy Services, Inc.............       59,627
                                            ------------
                                               1,885,052
                                            ------------

       COMPUTERS & BUSINESS EQUIPMENT--6.5%
 1,372 3D Systems Corp. (b)................       19,551
 1,493 ADE Corp. (b).......................       14,930
 4,651 ATMI, Inc. (b) (c)..................      110,926
 3,082 AXT, Inc. (b).......................       44,473


                See accompanying notes to financial statements.

                                    MSF-136

METROPOLITAN SERIES FUND, INC.
RUSSELL 2000 INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)


                                                 VALUE
SHARES                                         (NOTE 1A)

       COMPUTERS & BUSINESS EQUIPMENT--(CONTINUED)
 4,085 Actel Corp. (b)....................... $     81,332
16,855 Adaptec, Inc. (b).....................      244,397
 3,616 Adtran, Inc. (b)......................       92,280
11,197 Advanced Digital Information Corp. (b)      179,600
 4,334 Allen Telecom, Inc. (b)...............       36,839
 4,108 Alliance Semiconductor Corp. (b)......       49,625
 7,426 Alpha Industries, Inc. (b) (c)........      161,887
14,820 Andrew Corp...........................      324,410
 5,095 Anixter International, Inc. (b).......      147,806
 2,020 Applied Innovation, Inc...............       12,524
 8,826 Aspect Communications, Inc. (b).......       34,245
 2,536 Astropower, Inc. (b) (c)..............      102,530
 2,449 Audiovox Corp. (b)....................       18,270
 7,725 Auspex Systems, Inc. (b)..............       13,905
 4,983 Avanex Corp...........................       29,400
 8,403 Avici Systems, Inc. (c)...............       24,453
 4,213 Avid Technology, Inc. (b).............       51,188
 2,529 Aware, Inc. (b).......................       20,991
 3,607 Brooks Automation, Inc. (b) (c).......      146,697
 5,567 C-COR.net Corp. (b)...................       81,111
 7,775 Cable Design Technologies Corp. (b)...      106,362
 3,713 Cacheflow, Inc. (b)...................        9,951
   808 Catapult Communications Corp. (b).....       21,056
 1,850 Celeritek, Inc. (b)...................       24,771
 5,544 Chippac, Inc. (c).....................       41,136
 8,785 Commscope, Inc. (b)...................      186,857
 4,516 Computer Network Technology Corp. (b).       80,340
11,067 Concurrent Computer Corp. (b) (c).....      164,345
 9,047 Copper Mountain Networks, Inc.........       15,289
14,917 Cosine Communications, Inc. (b).......       23,121
 9,790 Credence Systems Corp. (b)............      181,800
 1,454 Crossroads Systems, Inc. (b)..........        6,528
 5,321 Cymer, Inc. (b).......................      142,230
12,611 DMC Stratex Networks, Inc. (b) (c)....       98,114
 4,118 DSP Group, Inc. (b)...................       95,785
 2,163 Digital Lightwave, Inc. (c)...........       20,289
 4,052 Ditech Communications Corp............       24,393
 1,522 Dupont Photomasks, Inc. (b)...........       66,131
 4,214 ESS Technology, Inc. (b) (c)..........       89,590
 4,033 Elantec Semiconductor, Inc. (b) (c)...      154,867
 3,263 Electroglas, Inc. (b).................       48,195
 3,873 Emcore Corp. (b)......................       52,092
 3,310 FEI Co. (b)...........................      104,298
 3,983 FSI International, Inc. (b)...........       36,723
 1,994 FalConstor Software, Inc. (c).........       18,066
17,884 Globespan Virata, Inc. (c)............      231,598
 3,325 Handspring, Inc. (b) (c)..............       22,410
 9,388 Harmonic, Inc. (b)....................      112,844
 3,998 Helix Technology Corp.................       90,155
 3,862 Hutchinson Technology, Inc. (b) (c)...       89,676
24,180 IKON Office Solutions, Inc............      282,664

                                                   VALUE
SHARES                                           (NOTE 1A)

       COMPUTERS & BUSINESS EQUIPMENT--(CONTINUED)
 6,960 Infocus Corp. (b)....................... $    153,259
 4,700 Integrated Circuit Systems, Inc. (b)....      106,173
 4,011 Integrated Silicon Solution (b).........       49,095
 7,082 Intelidata Technologies Corp. (b) (c)...       20,042
 8,390 Interdigital Commerce Corp. (b) (c).....       81,383
 8,489 Intergraph Corp. (b)....................      116,639
 3,012 Intermediate Telephone, Inc.............       57,891
 8,391 Iomega Corp.............................       70,065
 3,875 JNI Corp. (b)...........................       32,201
 8,527 Kulicke & Soffa Industries, Inc. (b) (c)      146,238
 8,184 LTX Corp. (b)...........................      171,373
 2,668 Lantronix, Inc. (b).....................       16,862
13,035 MRV Communications, Inc. (b) (c)........       55,268
 3,939 Mastec, Inc. (b)........................       27,376
 5,933 Metawave Communications Corp. (b).......       18,511
 3,714 Metro One Telecommunications, Inc. (b)..      112,348
 5,401 Microsemi Corp. (b).....................      160,410
 7,374 NETIQ Corp. (b).........................      260,007
 5,493 Netro Corp. (b).........................       20,159
 8,953 New Focus, Inc. (b).....................       34,111
 3,547 Next Level Communications, Inc. (b) (c).       11,882
 6,941 Oak Technology, Inc. (b)................       95,439
 5,664 On Semiconductor Corp. (b) (c)..........       11,724
19,760 Oplink Communications, Inc. (b).........       37,248
 4,436 PRI Automation, Inc. (b) (c)............       90,716
 2,273 Peco II, Inc. (b).......................       13,547
 1,696 Performance Technologies, Inc. (b)......       22,591
 3,323 Pericom Semiconductor Corp. (b).........       48,183
10,368 Perot Systems Corp. (b).................      211,715
 4,516 Photronics, Inc. (b) (c)................      141,577
 6,004 Plantronics, Inc. (b)...................      153,943
10,167 Powerwave Technologies, Inc. (b)........      175,686
 4,188 Proxim, Inc. (b) (c)....................       41,545
 2,939 RadiSys Corp. (b).......................       57,781
20,355 Read-Rite Corp. (b).....................      134,547
 2,026 SCM Microsystems, Inc. (b)..............       29,661
 1,931 Sage, Inc. (b)..........................       71,582
   976 Scansource, Inc. (b) (c)................       46,458
 2,357 Semitool, Inc. (b)......................       27,058
29,712 Silicon Graphics, Inc. (b)..............       62,395
 5,152 Silicon Image, Inc. (b).................       19,372
 1,480 Silicon Laboratories (b)................       49,891
13,062 Silicon Storage Technology, Inc. (b)....      125,918
 1,760 Siliconix, Inc. (b).....................       48,259
12,504 SonicBlue, Inc. (b).....................       50,516
 6,796 SonicWall, Inc. (b) (c).................      132,114
 1,712 Sorrento Networks Corp. (b) (c).........        6,146
 1,823 Spectralink Corp. (b)...................       31,228
11,377 Spectrasite Holdings, Inc. (b) (c)......       40,843
 1,963 Spectrian Corp. (b) (c).................       21,652
 2,213 Standard Microsystems Corp. (b).........       34,346


                See accompanying notes to financial statements.

                                    MSF-137

METROPOLITAN SERIES FUND, INC.
RUSSELL 2000 INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)


                                                   VALUE
SHARES                                           (NOTE 1A)

       COMPUTERS & BUSINESS EQUIPMENT--(CONTINUED)
10,960 Stratos Lightwave, Inc. (b)............. $     67,404
 3,600 Symmetricom, Inc. (b)...................       27,396
10,346 Terayon Communication Systems (b) (c)...       85,572
14,503 Transwitch Corp. (b)....................       65,263
 1,722 Trikon Technologies, Inc. (b)...........       20,233
 2,651 Tripath Technology, Inc. (b) (c)........        4,533
 5,026 Turnstone Systems, Inc. (b).............       19,953
 1,577 Ulticom, Inc. (b) (c)...................       15,865
 3,419 Ultratech Stepper, Inc. (b).............       56,482
 2,166 Universal Display Corp. (b) (c).........       19,711
 6,234 Varian Semiconductor Equipment, Inc. (b)      215,634
 2,528 Viasat, Inc. (b)........................       39,437
 1,467 Virage Logic Corp. (c)..................       28,210
 3,676 Watchguard Technologies, Inc. (b).......       23,931
 7,630 Wave Systems Corp. (b) (c)..............       17,091
34,030 Western Digital Corp. (b)...............      213,368
 3,828 Wireless Facilities, Inc. (b)...........       25,762
 3,677 Xicor, Inc. (b).........................       40,815
 5,843 Xybernaut Corp. (b) (c).................       13,906
 4,967 Zebra Technologies Corp. (b)............      275,718
                                                ------------
                                                   9,716,304
                                                ------------

       CONGLOMERATES--0.1%
 2,547 Lydall, Inc. (b)........................       25,470
 4,424 Rigel Pharmaceuticals, Inc. (b).........       20,572
 2,821 Roxio, Inc. (b).........................       46,687
 1,699 Standex International Corp..............       36,953
 2,705 Tredegar Industries, Inc................       51,395
 2,236 Valmont Industries, Inc.................       32,333
                                                ------------
                                                     213,410
                                                ------------

       CONSTRUCTION MATERIALS--0.4%
 1,841 Amcol International Corp................       13,255
 5,736 Carlisle Cos., Inc......................      212,117
 1,686 Centex Construction Products, Inc.......       54,036
 3,699 Florida Rock Industries, Inc............      135,310
 4,249 Texas Industries, Inc. (b)..............      156,788
 4,980 Walter Industries, Inc..................       56,324
                                                ------------
                                                     627,830
                                                ------------

       CONTAINERS & GLASS--0.5%
 4,324 Caraustar Industries, Inc...............       29,965
 2,962 Chesapeake Corp.........................       82,373
20,365 Crown Cork & Seal, Inc..................       51,727
 4,896 Earthshell Corp. (b) (c)................        9,792
 5,375 Fibercore, Inc. (b).....................       12,900
 2,567 Greif Brothers Corp.....................       84,583
 2,392 Ivex Packaging Corp. (b)................       45,448
   470 Liqui Box Corp..........................       19,388
 9,151 Longview Fibre Co.......................      108,073
                                            VALUE
SHARES                                    (NOTE 1A)

       CONTAINERS & GLASS--(CONTINUED)
 2,792 Myers Indiana, Inc............... $     38,111
24,807 Owens-Illinois, Inc. (b).........      247,822
 1,659 Silgan Holdings, Inc. (b)........       43,399
                                         ------------
                                              773,581
                                         ------------

       COSMETICS & TOILETRIES--0.2%
 1,604 Elizabeth Arden, Inc. (b)........       24,493
 7,298 NBTY, Inc. (b)...................       85,386
 1,978 Natures Sunshine Products, Inc...       23,222
 6,913 Nu Skin Enterprises, Inc.........       60,489
10,532 Perrigo Co. (b)..................      124,488
                                         ------------
                                              318,078
                                         ------------

       DOMESTIC OIL--1.9%
 2,327 3Tec Energy Corp. (b)............       32,578
 2,812 Berry Petroleum Co. (b)..........       44,148
 4,782 Cabot Oil & Gas Corp. (b)........      115,007
 2,177 Callon Petroleum Co. (b).........       14,912
23,920 Chesapeake Energy Corp. (b)......      158,111
 1,215 Chiles Offshore, Inc. (b)........       24,166
 3,459 Comstock Resources, Inc. (b).....       24,213
 4,418 EEX Corp. (b) (c)................        8,129
 1,301 Encore Aquisition Co.............       17,316
 3,745 Energy Partners, Ltd. (b)........       28,275
 3,306 Evergreen Resources (b) (c)......      127,645
 4,135 Frontier Oil Corp................       68,806
24,381 Grey Wolf, Inc. (b)..............       72,412
 1,408 Holly Corp.......................       27,104
 1,909 Houston Exploration Co. (b)......       64,104
 4,299 KCS Energy, Inc. (b) (c).........       13,413
 2,726 Key Production, Inc. (b).........       46,342
 4,933 Magnum Hunter Resources, Inc. (b)       40,944
 2,462 McMoran Exploration Co. (b)......       14,255
 5,860 Meridian Resource Corp. (b)......       23,381
 2,191 Nuevo Energy Co. (b).............       32,865
 2,470 PYR Energy Corp. (b) (c).........        4,891
 2,984 Patina Oil & Gas Corp............       82,060
13,546 Pennzoil-Quaker State Co.........      195,740
 3,820 Petroquest Energy, Inc. (ADR) (b)       20,322
 4,364 Plains Resources, Inc. (b).......      107,398
 1,977 Prima Energy Corp. Co. (b).......       43,000
   956 Prize Energy Corp................       22,103
 2,294 Pure Resources, Inc. (b).........       46,109
 1,378 Quicksilver Resources, Inc. (b)..       26,251
 8,147 Range Resources Corp. (b)........       37,069
 2,716 Remington Oil Gas Corp. (b)......       46,987
 2,628 Resource America, Inc............       24,546
 3,747 Spinnaker Exploration Co. (b)....      154,227
 5,102 St. Mary Land & Exploration Co...      108,111
 4,316 Stone Energy Corp. (b)...........      170,482


                See accompanying notes to financial statements.

                                    MSF-138

METROPOLITAN SERIES FUND, INC.
RUSSELL 2000 INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)



                                                 VALUE
SHARES                                         (NOTE 1A)

       DOMESTIC OIL--(CONTINUED)
 4,005 Swift Energy Co. (b).................. $     80,901
 3,243 Syntroleum Corp. (b)..................       23,025
 6,454 Tesoro Petroleum Corp. (b)............       84,612
 5,675 Tom Brown, Inc. (b)...................      153,282
 3,783 Trico Marine Services, Inc. (b).......       28,562
 6,148 Unit Corp. (b)........................       79,309
 1,757 Universal Compression Holdings (b)....       51,814
 8,414 Vintage Petroleum, Inc................      121,582
 4,476 Westport Resources Corp...............       77,659
                                              ------------
                                                 2,788,168
                                              ------------

       DRUGS & HEALTH CARE--10.3%
 3,416 ATS Medical, Inc. (b).................       18,105
 1,676 AaiPharma, Inc. (b)...................       42,168
 2,306 Abiomed, Inc. (b) (c).................       36,481
 4,910 Accredo Health, Inc. (b)..............      194,927
 4,780 Adolor Corp. (b)......................       85,801
 1,145 Advanced Neuromodulation Systems (b)..       40,361
 2,950 Aksys, Ltd. (b) (c)...................       13,718
 3,026 Alexion Pharmaceuticals, Inc. (b) (c).       73,955
 5,648 Alpharma, Inc. (c)....................      149,390
 2,371 American Healthways, Inc. (b) (c).....       75,730
 5,746 American Medical Systems Holdings (b).      118,885
 3,873 Ameripath, Inc. (b)...................      124,943
 3,960 Amsurg Corp...........................      107,633
 8,814 Amylin Pharmaceuticals, Inc. (b) (c)..       80,560
 2,320 Antigenics, Inc. (b) (c)..............       38,048
 2,191 Aphton Corp. (b) (c)..................       31,989
 2,768 Applied Molecular Evolution, Inc......       34,074
 7,559 Apria Healthcare Group, Inc. (b)......      188,899
 2,552 Arena Pharmaceuticals, Inc. (b) (c)...       30,701
 3,776 Ariad Pharmaceuticals, Inc. (b).......       20,126
 2,509 Array Biopharma, Inc. (b).............       37,284
 2,133 Arrow International, Inc..............       85,192
 3,668 Arthrocare Corp. (b) (c)..............       65,767
 2,127 Aspect Medical Systems, Inc...........       21,270
 3,315 Atrix Laboratories, Inc. (b)..........       68,322
 9,841 Avanir Pharmaceuticals (b) (c)........       41,923
 2,411 Avi Biopharma, Inc. (b)...............       26,328
16,107 Beverly Enterprises, Inc. (b).........      138,520
 9,792 Bio Technology General Corp. (b)......       80,588
 1,574 Bio-Rad Laboratories, Inc. (b)........       99,634
 2,762 Biomarin Pharmaceutical, Inc. (b).....       37,121
 2,704 Biopure Corp. (b).....................       38,424
 2,898 Biosite Diagnostics, Inc. (b).........       53,236
 2,389 Britesmile, Inc. (b) (c)..............       11,945
 7,815 Bruker Daltonics, Inc. (c)............      127,775
 3,576 CV Therapeutics, Inc. (b) (c).........      186,024
 4,700 Cardiodynamics International Corp. (b)       31,067
 6,503 Cell Therapeutics, Inc. (b) (c).......      156,982

                                                        VALUE
SHARES                                                 (NOTE 1A)

       DRUGS & HEALTH CARE--(CONTINUED)
 2,122 Cerus Corp. (b) (c)........................... $     97,081
 7,614 Charles River Laboratories International, Inc.      254,917
 2,763 Cima Laboratories, Inc. (b)...................       99,882
 2,832 Ciphergen Biosystems, Inc. (b)................       22,656
   992 Closure Medical Corp. (b) (c).................       23,173
 5,368 Coherent, Inc. (b)............................      165,979
 3,747 Columbia Laboratories, Inc. (b)...............       12,927
 1,229 Conceptus, Inc. (b)...........................       29,004
 4,228 Conmed Corp. (b)..............................       84,391
 4,620 Connetics Corp. (b)...........................       54,978
 2,913 Cooper Cos., Inc..............................      145,592
 7,213 Corixa Corp. (c)..............................      108,700
 4,681 Corvas International, Inc. (b)................       30,661
 1,308 Corvel Corp. (b)..............................       42,837
 9,937 Covance, Inc. (b).............................      225,570
11,890 Coventry Health Care, Inc. (b)................      237,205
 3,237 Cryolife, Inc. (b)............................       97,110
 5,237 Cubist Pharmaceuticals, Inc. (b) (c)..........      188,323
 5,390 Curis, Inc. (b)...............................       30,238
 3,627 Cyberonics, Inc. (b)..........................       96,224
 3,735 Cygnus, Inc. (b)..............................       19,609
12,014 Cytogen Corp. (b).............................       36,162
 2,411 DVI, Inc. (b).................................       41,469
 2,215 Datascope Corp................................       75,133
 5,211 Decode Genetics, Inc. (b).....................       51,068
 2,610 Dendreon Corp. (b)............................       26,283
 3,909 Diagnostic Products Corp......................      171,801
 1,810 Dianon Systems, Inc. (b) (c)..................      110,048
 1,962 Duane Reade, Inc. (b).........................       59,547
 3,240 Durect Corp., Inc. (b)........................       37,552
 2,138 Dusa Pharmaceuticals, Inc. (ADR) (b) (c)......       17,211
 3,287 Dyax Corp. (b)................................       36,058
   924 Dynacq International, Inc. (c)................       20,577
 7,406 Eclipsys Corp. (b)............................      124,050
 3,140 Endo Pharmaceuticals Holdings (b).............       36,644
 1,926 Endocare, Inc. (b)............................       34,533
 2,696 Entremed, Inc. (b) (c)........................       22,781
 3,515 Enzo Biochem, Inc. (b) (c)....................       82,602
 3,463 Esperion Therapeutics (b).....................       25,453
 5,795 Exelixis, Inc. (b) (c)........................       96,313
 1,377 First Horizon Pharmaceutical (b)..............       40,470
 3,097 Genaissance Pharmaceuticals (b) (c)...........       14,401
 1,690 Genencor International, Inc. (b)..............       26,972
 3,263 Genta, Inc. (b) (c)...........................       46,432
 2,846 Gentiva Health Services, Inc. (b).............       62,470
 2,563 Genzyme-Molecular Oncology (b)................       20,504
 3,988 Guilford Pharmaceuticals, Inc. (b)............       47,856
 3,775 Haemonetics Corp. (b).........................      128,048
 1,771 Harvard Bioscience, Inc.......................       17,604
 3,066 Hemispherx Biopharma, Inc. (b)................       13,797


                See accompanying notes to financial statements.

                                    MSF-139

METROPOLITAN SERIES FUND, INC.
RUSSELL 2000 INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)


                                                     VALUE
SHARES                                             (NOTE 1A)

       DRUGS & HEALTH CARE--(CONTINUED)
 8,453 Hooper Holmes, Inc........................ $     75,654
 1,419 ICU Medical, Inc. (b).....................       63,146
 2,274 IGEN International, Inc. (b) (c)..........       91,187
 6,107 ISIS Pharmaceuticals, Inc. (b)............      135,514
 5,352 Ilex Oncology, Inc. (b)...................      144,718
 3,155 Illumina, Inc. (b)........................       37,103
 4,147 Immune Response Corp. (b).................        5,557
 6,815 Immunogen, Inc. (b).......................      112,993
 3,233 Impath, Inc. (b) (c)......................      143,901
 2,772 Impax Laboratories, Inc. (b) (c)..........       37,256
 2,601 Inamed Corp. (b)..........................       78,212
11,245 Incyte Genomics, Inc. (b).................      218,603
 5,832 Inkine Pharmaceutical, Inc. (b)...........        9,098
 5,612 Insmed, Inc. (b)..........................       21,438
 2,772 Inspire Phamaceutical, Inc. (b)...........       39,057
 2,153 Integra LifeSciences Holdings Corp. (b)...       56,710
 5,148 Intermune, Inc. (b) (c)...................      253,590
 6,111 Interneuron Pharmaceuticals, Inc. (b).....       67,771
 5,214 Intuitive Surgical, Inc. (b) (c)..........       52,296
 3,793 Invacare Corp.............................      127,862
 1,412 KOS Pharmaceuticals, Inc. (b) (c).........       48,855
 1,654 Kendle International, Inc. (b)............       33,345
 2,130 Keryx Biopharmaceuticals, Inc (b).........       15,549
 4,338 Kingdom V Pharmaceutical Co. (Class B) (b)      140,811
 2,340 Kosan Biosciences, Inc. (b)...............       18,697
 1,880 Landauer, Inc.............................       63,638
 7,004 Lifepoint Hospitals, Inc. (b).............      238,416
 6,809 Ligand Pharmaceuticals, Inc. (Class B) (b)      121,881
 5,433 Louisiana Jolla Pharmaceutical Co.........       48,571
 3,823 MGI Pharma, Inc. (b) (c)..................       58,415
 3,624 MacroChem Corp. (b) (c)...................       11,053
 3,956 Magellan Health Services, Inc. (b)........       25,121
 4,056 Matrix Pharmaceuticals (b)................        6,368
 3,604 Maxim Pharmaceuticals, Inc. (b)...........       24,868
 2,589 Maximus, Inc. (b).........................      108,893
 1,248 Medical Design Corp.......................       24,586
 3,357 Medicines Co. (b) (c).....................       38,908
 4,538 Mentor Corp...............................      129,605
 1,864 Microvision, Inc. (b) (c).................       26,543
 8,148 Mid-Atlantic Medical Services, Inc. (b)...      184,960
 2,546 Molecular Devices Corp. (b) (c)...........       53,135
 5,180 NPS Pharmaceuticals, Inc. (b) (c).........      198,394
 5,539 Nabi, Inc. (b)............................       57,162
    84 Nanogen, Inc. (b) (c).....................          485
 4,020 Napro Biotherapeutics, Inc. (b) (c).......       45,828
 1,392 National Healthcare Corp. (b).............       21,395
 1,930 Neopharm, Inc. (b) (c)....................       48,347
 2,508 Neose Technologies, Inc. (b) (c)..........       91,843
 4,552 Neurocrine Biosciences, Inc. (b)..........      233,563
 2,169 Neurogen Corp. (b)........................       37,914
                                                  VALUE
SHARES                                          (NOTE 1A)

       DRUGS & HEALTH CARE--(CONTINUED)
 1,546 North American Scientific, Inc......... $     20,716
 1,810 Northfield Laboratories, Inc. (b) (c)..       15,532
 2,420 Novavax, Inc. (b)......................       34,122
 3,810 Noven Pharmaceuticals, Inc. (b)........       67,627
 2,470 Novoste Corp. (b) (c)..................       21,588
 3,074 Ocular Sciences, Inc. (b)..............       71,624
 3,151 Onyx Pharmaceuticals, Inc. (b) (c).....       16,133
   984 Option Care, Inc. (b)..................       19,237
 4,378 Orasure Technologies, Inc. (b) (c).....       53,193
 5,979 Owens & Minor, Inc. (c)................      110,611
12,940 PSS World Medical, Inc. (b)............      105,590
 4,742 PacifiCare Health Systems, Inc. (b) (c)       75,872
 2,724 Pain Therapeutics, Inc. (b)............       24,952
 2,971 Paradigm Genetics, Inc. (b)............       16,935
 4,636 Parexel International Corp. (b)........       66,527
 3,820 Pediatrix Medical Group, Inc. (b)......      129,574
 1,912 Penwest Pharmaceuticals Co. (b)........       38,336
13,185 Peregrine Pharmaceuticals, Inc. (b)....       45,225
 3,419 Pharmaceutical Resources, Inc. (b).....      115,562
 2,995 Pharmacyclics, Inc. (b)................       29,770
 9,294 Pharmos Corp. (b) (c)..................       21,841
 2,009 Polymedica Corp. (b) (c)...............       33,349
 2,864 Possis Medical, Inc. (b) (c)...........       49,891
 3,326 Pozen, Inc. (b)........................       17,462
 8,685 Praecis Pharmaceuticals, Inc. (b)......       50,547
 1,362 Progenics Pharmaceuticals, Inc. (b)....       25,156
 5,873 Province Healthcare Co. (c)............      181,241
 2,356 Regeneration Technologies, Inc. (b)....       24,008
 3,044 RehabCare Group, Inc. (b) (c)..........       90,102
 8,817 Renal Care Group, Inc. (b).............      283,026
 5,804 Respironics, Inc. (b)..................      201,051
 1,491 Ribozyme Pharmaceuticals, Inc. (b) (c).        6,814
 1,675 Sangamo Biosciences, Inc. (b)..........       15,645
 2,667 Sangstat Medical Corp. (b) (c).........       52,380
 5,007 Sciclone Pharmaceuticals, Inc. (b).....       15,021
 8,260 Scios, Inc. (b) (c)....................      196,340
 1,587 Select Medical Corp. (b)...............       25,519
 4,079 Sierra Health Services, Inc. (b).......       33,040
 3,841 Sola International, Inc. (b)...........       74,515
 1,491 Sonosite, Inc. (b) (c).................       38,304
 1,508 Specialty Laboratories, Inc. (b).......       41,455
 2,518 Stericycle, Inc. (b)...................      153,296
11,405 Steris Corp. (b).......................      208,369
17,515 Stewart Enterprises, Inc. (b)..........      104,915
 3,565 Sunrise Assisted Living, Inc. (b) (c)..      103,777
 2,831 Supergen, Inc. (b).....................       40,540
 6,016 Sybron Dental Specialties (b)..........      129,825
 3,544 Syncor International Corp. (b) (c).....      101,500
 4,026 Tanox, Inc. (b)........................       74,491
 7,663 Techne Corp. (b).......................      282,382


                See accompanying notes to financial statements.

                                    MSF-140

METROPOLITAN SERIES FUND, INC.
RUSSELL 2000 INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)


                                                   VALUE
SHARES                                           (NOTE 1A)

       DRUGS & HEALTH CARE--(CONTINUED)
 2,975 Telik, Inc. (b)......................... $     40,163
 4,074 Theragenics Corp. (b)...................       40,170
 6,021 Thoratec Laboratories Corp. (b).........      102,357
 2,007 Transgenomic, Inc. (b) (c)..............       22,077
 2,710 Triangle Pharmaceuticals, Inc. (b) (c)..       10,867
 3,424 Trimeris, Inc. (b)......................      153,977
 3,261 Tularik, Inc. (b).......................       78,329
 1,022 U.S. Physical Therapy, Inc..............       16,516
16,146 US Oncology, Inc. (b)...................      121,741
 2,229 United Therapeutics Corp. (b)...........       23,204
 1,842 Urologix, Inc. (b) (c)..................       36,932
 8,658 VISX, Inc. (b)..........................      114,718
 7,860 Vasomedical, Inc. (b)...................       29,082
 1,283 Vaxgen, Inc. (b) (c)....................       14,883
 2,904 Ventana Medical Systems, Inc. (b) (c)...       65,688
 3,074 Vical, Inc. (b).........................       37,626
 6,001 Vidamed, Inc (b)........................       46,928
 4,476 Vion Pharmaceuticls, Inc. (b)...........       19,739
 3,635 Viropharma, Inc. (b) (c)................       83,423
 1,436 Vital Signs, Inc........................       50,116
 1,600 West Pharmaceutical Services, Inc.......       42,560
 1,913 Wilson Greatbatch Technologies, Inc. (b)       69,059
 1,837 Zoll Medical Corp. (b) (c)..............       71,533
 2,525 i-STAT Corp. (b) (c)....................       19,922
                                                ------------
                                                  15,399,745
                                                ------------

       ELECTRIC UTILITIES--1.5%
 4,753 Beacon Power Corp. (b)..................        6,179
 3,381 CH Energy Group, Inc....................      146,972
 1,974 Central Vermont Public Service..........       32,966
 6,986 Cleco Corp..............................      153,482
 9,557 DQE, Inc. (c)...........................      180,914
 8,977 El Paso Electric Co. (b)................      130,167
 2,726 Empire District Electric Co.............       57,246
 6,130 Hawaiian Electric Industries, Inc.......      246,916
15,289 Key Energy Services, Inc. (b)...........      140,659
 3,248 Madison Gas & Electric Co...............       85,910
17,746 Montana Power Co. (b)...................      102,040
 7,607 Newpower Holdings, Inc. (b) (c).........        5,629
 4,900 Otter Tail Power Co.....................      142,786
 7,333 Public Service Co.......................      204,957
 5,903 RGS Energy Group, Inc. (b)..............      221,953
 2,575 UIL Holdings Corp. (c)..................      132,097
 5,359 Unisource Energy Corp...................       97,480
 5,029 WPS Resources Corp......................      183,810
                                                ------------
                                                   2,272,163
                                                ------------

       ELECTRICAL EQUIPMENT--2.0%
 1,689 A.O. Smith Corp.........................       32,935
 7,037 Acuity Brands, Inc......................       85,148

                                                      VALUE
SHARES                                              (NOTE 1A)

       ELECTRICAL EQUIPMENT--(CONTINUED)
 3,480 Anaren Microwave, Inc. (b)................. $     60,274
 5,155 Artesyn Technologies, Inc. (b).............       47,993
 5,439 Asyst Technologies, Inc. (b) (c)...........       69,402
 1,834 BEI Technologies, Inc......................       31,985
 4,692 BMC Industries, Inc........................        9,665
 4,410 Baldor Electric Co. (b)....................       92,169
 1,334 Bel Fuse, Inc. (Class B) (b)...............       33,417
 4,407 Belden, Inc. (b)...........................      103,785
 3,775 Benchmark Electronics, Inc. (b)............       71,574
 3,819 Brady Corp. (b)............................      139,775
 4,603 C&D Technologies, Inc......................      105,179
 5,072 CTS Corp...................................       80,645
18,174 Comdisco, Inc..............................        9,450
 4,624 Electro Scientific Industries, Inc. (b) (c)      138,766
 2,240 Encore Wire Corp. (b)......................       27,104
 1,419 Excel Technology, Inc. (b).................       24,691
 2,206 Flir Systems, Inc. (b).....................       83,651
   884 Franklin Electric, Inc.....................       72,488
 5,588 Generale Cable Corp........................       73,203
 2,320 Genlyte Group, Inc. (b)....................       69,043
 4,210 H Power Corp. (b) (c)......................       13,135
 1,208 Lecroy Corp. (b)...........................       21,986
 3,843 Littelfuse, Inc............................      100,840
 3,504 MKS Instruments, Inc. (b)..................       94,713
 2,863 Magnetek, Inc. (b).........................       25,796
 7,037 National Service Industries, Inc...........       14,215
 5,655 Paxar Corp. (b)............................       80,301
 1,917 Penn Engineering & Manufacturing Corp......       32,110
 7,744 Plexus Corp. (b)...........................      205,681
 4,284 Power Integrations, Inc. (b)...............       97,847
 5,662 Proton Energy Systems, Inc. (b)............       46,711
 3,044 Rayovac Corp. (b)..........................       53,574
 2,755 SLI, Inc...................................        7,191
 5,894 Technitrol, Inc. (b).......................      162,792
 3,105 Tecumseh Products Co.......................      157,206
 9,944 Thomas & Betts Corp........................      210,316
 3,314 Three Five Systems, Inc. (b)...............       52,726
 3,244 Triumph Group, Inc. (b)....................      105,430
 3,966 Vicor Corp. (b)............................       64,249
 3,355 Wesco International, Inc. (b)..............       16,607
 1,779 Woodhead Industries........................       28,250
   806 Zixit Corp. (b) (c)........................        4,078
                                                   ------------
                                                      3,058,096
                                                   ------------

       ELECTRONICS--2.9%
 1,732 ACT Manufacturing, Inc. (b) (c)............          606
 5,342 Active Power, Inc. (b).....................       36,326
 5,458 Anadigics, Inc. (b) (c)....................       83,234
 1,346 Analogic Corp..............................       51,834
 2,362 Artisan Components, Inc....................       37,320


                See accompanying notes to financial statements.

                                    MSF-141

METROPOLITAN SERIES FUND, INC.
RUSSELL 2000 INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)


                                                    VALUE
SHARES                                            (NOTE 1A)

       ELECTRONICS--(CONTINUED)
 3,629 Caliper Technologies Corp. (b) (c)....... $     56,649
 4,473 Checkpoint Systems, Inc. (b) (c).........       59,938
 3,853 Cohu, Inc................................       76,097
10,854 Computerized Thermal Imaging, Inc. (c)...       16,824
 1,573 Convera Corp. (b)........................        5,270
 1,333 Cubic Corp. (b)..........................       68,463
 7,082 DDI Corp. (b)............................       69,687
 2,335 Daktronics, Inc. (b).....................       19,731
 6,874 Exar Corp. (b)...........................      143,323
 9,903 Fisher Scientific International, Inc. (b)      289,168
 5,998 Fuelcell Energy, Inc. (b)................      108,804
 5,994 Harman International Industries, Inc.....      270,329
 1,174 Hawaiian Electric Industries, Inc........       16,988
 1,557 II-VI, Inc. (b)..........................       26,827
 1,969 IXYS Corp. (b)...........................       15,929
 4,222 Identix, Inc. (b) (c)....................       61,599
 3,565 Interlogix, Inc. (b).....................      137,859
 2,998 Intermagnetics General Corp. (b).........       77,648
 2,392 Itron, Inc. (b) (c)......................       72,478
 7,164 Ixia (b).................................       92,057
 1,331 Keithley Instruments, Inc................       22,494
11,103 Kopin Corp. (b)..........................      155,442
 2,376 Lightpath Technologies, Inc. (b) (c).....        8,435
 5,166 MEMC Electronic Materials, Inc. (b)......       18,339
 3,518 MTS Systems Corp.........................       35,567
 2,626 Manufacturers Services, Ltd. (b).........       16,413
 5,529 Mattson Technology, Inc. (b).............       48,710
 1,711 Maxwell Technologies, Inc. (b)...........       16,768
 1,180 Measurement Specialties, Inc. (b) (c)....       11,104
 1,618 Mechanical Technology, Inc. (b)..........        4,433
 1,425 Medis Technologies, Ltd. (b) (c).........       10,474
 2,195 Merix Corp. (b)..........................       37,864
 5,352 Methode Electronics, Inc.................       42,816
 3,888 Microtune, Inc. (b) (c)..................       91,212
 2,722 Millennium Cell, Inc. (b) (c)............       14,209
 6,024 Mips Technologies, Inc. (b) (c)..........       52,047
 1,339 Nanometrics, Inc. (b)....................       25,977
 5,830 Newport Corp.............................      112,402
 2,500 Nu Horizons Electronics Corp. (b)........       25,700
 2,527 PLX Technology, Inc. (b).................       31,865
 2,833 Park Electrochemical Corp................       74,791
 2,840 Pemstar, Inc. (b)........................       34,080
 2,503 Photon Dynamics, Inc. (b)................      114,262
 4,909 Pioneer Standard Electronics, Inc. (c)...       62,344
 3,712 Pixelworks, Inc. (b).....................       59,615
 1,766 Planar Systems, Inc. (b).................       37,263
 1,781 Powell Industries, Inc. (b) (c)..........       33,429
14,070 Rambus, Inc. (b) (c).....................      112,419
 1,549 Research Frontiers, Inc. (b) (c).........       25,961
 1,632 Rudolph Technologies, Inc. (b)...........       56,010

                                                       VALUE
SHARES                                               (NOTE 1A)

       ELECTRONICS--(CONTINUED)
 2,820 SBS Technologies, Inc. (b).................. $     41,087
 3,495 Sipex Corp. (b) (c).........................       44,911
   706 Sirenza Microdevices, Inc...................        4,300
 4,599 Somera Communications, Inc. (b) (c).........       34,722
   999 Spectra Physics Lasers, Inc. (b)............       17,502
 3,118 Sunrise Telecom, Inc. (b)...................       12,503
 1,435 Supertex, Inc. (b)..........................       25,127
 4,359 Symyx Technologies, Inc. (b)................       92,585
 4,913 Teledyne Technologies, Inc. (b).............       80,033
 2,725 Therma Wave, Inc. (b).......................       40,657
 2,432 Tollgrade Communications, Inc. (b)..........       81,107
 3,765 Trimble Navigation, Ltd. (b) (c)............       61,031
 3,922 Tripath Imaging, Inc. (b)...................       29,533
 2,225 Uniroyal Technologies Corp. (b).............        7,120
 6,277 Varian, Inc. (b)............................      203,626
 4,860 Veeco Industries, Inc. (b) (c)..............      175,203
 7,136 Viasystems Group, Inc. (b)..................        4,496
 2,632 X Rite, Inc.................................       22,398
 2,339 Zygo Corp. (b)..............................       37,190
                                                    ------------
                                                       4,302,564
                                                    ------------

       FINANCIAL SERVICES--1.5%
 3,022 Acacia Research Corp. (b) (c)...............       33,454
 1,148 Actrade Financial Technologies, Ltd. (b) (c)       33,809
 3,442 Advanta Corp................................       34,213
 4,052 Affiliated Managers Group, Inc. (b) (c).....      285,585
 5,443 American Capital Strategies, Ltd............      154,309
 1,612 BKF Capital Group, Inc. (b).................       46,264
 4,713 Bank United Corp............................          471
 3,838 Cash America International, Inc.............       32,623
 5,233 Charter Municipal Mortgage Acceptance Co....       85,036
 2,353 Credit Acceptance Corp. (b).................       20,942
 2,688 Espeed, Inc. (b) (c)........................       22,257
 1,915 Federal Agricultural Mortage Corp. (b)......       77,558
 2,552 Financial Federal Corp. (b) (c).............       79,750
 3,724 Friedman Billings (b).......................       19,328
 1,299 Gabelli Asset Management, Inc. (b)..........       56,117
11,051 Indymac Bancorp, Inc. (b)...................      258,372
 2,900 Insignia Financial Group, Inc. (b)..........       31,320
 4,494 Jeffries Group, Inc.........................      190,141
 1,812 Medallion Financial Corp....................       14,315
 2,564 PFF Bancorp, Inc. (b).......................       70,766
 7,403 Raymond James Financial, Inc................      262,955
 2,714 SWS Group, Inc..............................       69,071
 6,109 Soundview Technology Group, Inc.............       14,234
 2,154 Sterling Bancorp............................       62,897
   842 Student Loan Corp...........................       67,865
 2,429 The Intercept Group, Inc....................       99,346
 1,674 Triad Guaranty, Inc. (b)....................       60,716
 1,405 WFS Financial, Inc. (b).....................       33,734


                See accompanying notes to financial statements.

                                    MSF-142

METROPOLITAN SERIES FUND, INC.
RUSSELL 2000 INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)


                                                 VALUE
SHARES                                         (NOTE 1A)

       FINANCIAL SERVICES--(CONTINUED)
1,447  WSFS Financial Corp................... $     25,105
2,031  World Acceptance Corp. (b)............       14,826
                                              ------------
                                                 2,257,379
                                              ------------

       FOOD & BEVERAGES--2.4%
1,269  Alico, Inc............................       39,783
3,034  American Italian Pasta Co. (b)........      127,519
2,967  Aurora Foods, Inc. (b)................       14,983
1,727  Boston Beer, Inc......................       29,618
5,544  Cadiz, Inc. (b).......................       44,463
6,642  Corn Products International, Inc......      234,131
7,330  Dean Foods Co. (c)....................      499,872
4,261  Del Monte Foods Co. (b)...............       36,261
5,983  Delta & Pine Land Co..................      135,395
7,093  Dole Food, Inc........................      190,305
3,708  Dreyer's Grand Ice Cream, Inc. (c)....      142,795
  205  Farmer Brothers Co....................       54,325
1,077  Fisher Communications, Inc............       47,388
7,640  Fleming Cos., Inc. (c)................      141,340
3,365  Flowers Foods, Inc....................      134,331
2,685  Great Atlantic & Pacific Tea, Inc. (b)       63,849
1,417  Green Mountain Coffee, Inc. (b).......       38,812
3,955  Hain Celestial Group, Inc. (b) (c)....      108,604
2,672  International Multifoods Corp. (b)....       63,861
5,151  Interstate Bakeries Corp..............      124,551
  991  J & J Snack Foods Corp. (b)...........       24,230
3,854  Lance, Inc............................       55,074
2,462  Nash Finch Co.........................       76,568
5,908  Pathmark Stores, Inc. (b).............      145,691
6,255  Performance Food Group Co. (b)........      219,988
2,502  Pilgrims Pride Corp. (c)..............       33,902
5,204  Ralcorp Holdings, Inc. (b)............      118,131
1,078  Riviana Foods, Inc....................       19,135
   87  Seabord Corp..........................       26,622
8,235  Sensient Technologies Corp............      171,370
3,316  Spartan Stores, Inc. (b)..............       39,659
1,102  Tejon Ranch Co. (b)...................       26,349
3,976  The J. M. Smucker Co..................      140,671
1,615  The Robert Mondavi Corp. (b) (c)......       61,370
2,595  Triarc Cos. (b).......................       63,059
1,388  United Natural Foods, Inc. (b)........       34,700
1,780  Wild Oats Markets, Inc. (b)...........       17,676
                                              ------------
                                                 3,546,381
                                              ------------

       GAS & PIPELINE UTILITIES--2.2%
9,302  AGL Resources, Inc....................      214,132
2,027  American State Water Co...............       70,844
6,920  Atmos Energy Corp.....................      147,050
8,128  Avista Corp...........................      107,777
1,715  Cascade Natural Gas Corp..............       37,816

                                                    VALUE
SHARES                                            (NOTE 1A)

       GAS & PIPELINE UTILITIES--(CONTINUED)
 1,900 Connecticut Water Service, Inc........... $     56,183
 5,572 Energen Corp.............................      137,350
 3,529 Laclede Group, Inc.......................       84,343
 1,371 Middlesex Water Co.......................       46,504
 2,682 NUI Corp.................................       63,563
 3,462 New Jersey Resources Corp................      162,022
 5,208 Northwest Natural Gas Co.................      132,804
 4,298 Northwestern Corp........................       90,473
 9,208 Oneok, Inc...............................      164,271
 6,462 Peoples Energy Corp. (c).................      245,104
10,403 Philadelphia Suburban Corp...............      234,588
 5,963 Piedmont Natural Gas, Inc................      213,475
   495 SJW Corp.................................       42,218
 2,804 Semco Energy, Inc. (c)...................       30,143
18,025 Sierra Pacific Resources (b) (c).........      271,276
 2,280 South Jersey Industries, Inc.............       74,328
 5,769 Southern Union Co. (b) (c)...............      108,803
 4,950 Southwest Gas Corp.......................      110,632
 3,911 Southwestern Energy Co. (b)..............       40,674
 1,637 Transmontaigne, Inc. (b).................        8,922
 8,839 WGL Holdings, Inc. (c)...................      256,950
 4,202 Western Gas Resources, Inc. (c)..........      135,809
                                                 ------------
                                                    3,288,054
                                                 ------------

       GAS EXPLORATION--0.0%
 2,533 Denbury Resources, Inc. (b)..............       18,516
                                                 ------------

       HEALTH CARE--PRODUCTS--0.3%
   865 CSS Industries, Inc......................       26,737
17,277 Dial Corp................................      296,301
 2,036 Herbalife International, Inc. (b) (c)....       28,952
 5,226 Mathews International Corp...............      128,455
 4,458 Playtex Products, Inc. (b)...............       43,465
                                                 ------------
                                                      523,910
                                                 ------------

       HOTELS & RESTAURANTS--2.3%
 1,601 AFC Enterprises, Inc. (b)................       45,452
 2,490 Alliance Gaming Corp. (b)................       73,181
 6,252 Applebees International, Inc. (b) (c)....      213,818
 4,462 Argosy Gaming Corp. (b)..................      145,104
 5,377 Aztar Corp. (b)..........................       98,399
 4,482 Bally Total Fitness Holding Corp. (b) (c)       96,632
 6,227 Bob Evans Farms, Inc.....................      152,997
 3,061 Boyd Gaming Corp. (b)....................       19,897
 2,157 Buca, Inc. (b) (c).......................       34,965
 9,623 CBRL Group, Inc. (b).....................      283,301
 5,273 CEC Entertainment, Inc. (b)..............      228,795
 2,539 California Pizza Kitchen, Inc. (b).......       62,840
 6,015 Choice Hotels, Inc. (b) (c)..............      133,232
 2,972 Dover Downs Entertainment, Inc...........       45,472


                See accompanying notes to financial statements.

                                    MSF-143

METROPOLITAN SERIES FUND, INC.
RUSSELL 2000 INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)


                                                  VALUE
SHARES                                           (NOTE 1A)

       HOTELS & RESTAURANTS--(CONTINUED)
 3,756 IHOP Corp. (b).......................... $    110,051
 2,298 Isle of Capri Casinos, Inc. (b).........       30,747
 2,394 Landry's Restaurants, Inc...............       44,648
 2,444 Lone Star Steakhouse & Saloon, Inc......       36,245
 3,481 Luby's, Inc. (b)........................       19,877
 3,755 Magna Entertainment Corp. (b)...........       26,285
 3,386 Marcus Corp.............................       47,912
 2,887 Motor Gaming Group, Inc.................       46,192
 2,539 O' Charleys, Inc. (b)...................       46,997
 1,998 P.F. Chang's China Bistro, Inc. (b) (c).       94,505
 2,080 Panera Bread Co. (b)....................      108,243
 2,724 Papa John's International, Inc. (b) (c).       74,856
 2,924 Pinnacle Entertainment, Inc. (b)........       17,632
 6,930 Prime Hospitality Corp. (b).............       76,576
 3,648 Rare Hospitality International, Inc. (b)       82,226
10,966 Ruby Tuesday, Inc.......................      226,229
 4,829 Ryan's Family Steak Houses, Inc. (b)....      104,548
 2,871 Shuffle Master, Inc. (b)................       44,989
 4,097 Sonic Corp. (b).........................      147,492
 6,025 Station Casinos, Inc. (b)...............       67,420
 6,979 The Cheesecake Factory (b)..............      242,660
 3,634 The Steak & Shake Co....................       40,119
 1,320 Trendwest Resorts, Inc. (b) (c).........       33,422
23,382 Wyndham International, Inc. (b).........       13,094
                                                ------------
                                                   3,417,050
                                                ------------

       HOUSEHOLD APPLIANCES & HOME FURNISHINGS--2.4%
 1,756 Applica, Inc. (b).......................       15,822
 1,739 Bassett Furniture Industries, Inc.......       24,363
 1,795 Beazer Homes USA, Inc. (b) (c)..........      131,340
 5,850 Blyth, Inc. (b).........................      136,013
 7,382 Champion Enterprises, Inc. (b)..........       90,872
 1,098 Crossmann Communitties, Inc. (b)........       36,234
 3,677 Fedders Corp............................       11,178
 5,083 Fleetwood Enterprises, Inc. (c).........       57,590
 2,800 Foamex International, Inc. (b)..........       22,680
 8,596 Furniture Brands International, Inc. (b)      275,244
 2,281 Hovnanian Enterprises, Inc. (b) (c).....       48,540
 2,255 Infogrames, Inc. (b)....................       15,988
 7,075 Interface, Inc..........................       39,691
 6,575 KB HOME.................................      263,657
 5,304 Lancaster Colony Corp...................      188,345
 3,266 Libbey, Inc.............................      106,635
 8,192 Louisiana Z Boy, Inc. (b)...............      178,749
 3,754 M.D.C. Holdings, Inc....................      141,875
 1,513 M/I Schottenstein Homes, Inc............       75,302
   610 Meritage Corp. (b)......................       31,293
 1,252 NVR, Inc. (b)...........................      255,408
 1,333 National Presto Industries, Inc.........       36,991
 2,148 Oneida, Ltd.............................       27,817

                                                   VALUE
SHARES                                           (NOTE 1A)

       HOUSEHOLD APPLIANCES & HOME FURNISHINGS--
        (CONTINUED)
 2,814 Palm Harbor Homes, Inc. (b) (c)......... $     67,395
 1,605 Recoton Corp. (b).......................       21,828
 2,742 Resortquest International, Inc. (b).....       13,052
 2,203 Russ Berrie & Co., Inc..................       66,090
 2,710 Ryland Group, Inc.......................      198,372
   778 Salton, Inc. (b)........................       14,689
 5,106 Schuler Homes, Inc. (b).................      101,354
 1,605 Skyline Corp............................       51,761
 4,519 Standard-Pacific Corp...................      109,902
 1,589 Stanley Furniture, Inc. (b).............       37,771
 6,506 The Topps Co. (b).......................       79,048
 4,545 Toll Brothers, Inc. (b).................      199,525
 2,570 Toro Co.................................      115,650
 8,986 Tupperware Corp.........................      172,981
11,533 U.S. Industries, Inc. (b)...............       29,524
 2,160 Universal Electronics, Inc. (b).........       37,174
                                                ------------
                                                   3,527,743
                                                ------------

       INDUSTRIAL MACHINERY--4.1%
11,195 AGCO Corp...............................      176,657
 3,158 Advanced Energy Industries, Inc. (b) (c)       84,129
 2,730 Albany International Corp. (b)..........       59,241
 3,822 American Superconductor Corp. (b).......       46,858
 3,075 Applied Industrial Technologies, Inc....       57,349
 6,062 AptarGroup, Inc.........................      212,352
 2,398 Astec Industries, Inc...................       34,675
 3,204 Barnes Group, Inc. (b)..................       76,864
 4,238 Briggs & Stratton Corp. (b).............      180,963
 1,467 Circor International, Inc...............       27,066
 4,519 Clarcor, Inc............................      122,691
 5,439 Cognex Corp.............................      139,293
 3,188 Cuno, Inc. (b)..........................       97,234
 4,123 Dionex Corp. (b)........................      105,178
 7,280 Donaldson, Inc..........................      282,755
 1,439 Dril-Quip, Inc. (b).....................       34,680
 1,769 ESCO Technologies, Inc. (b).............       61,013
 2,503 Energy Conversion Devices, Inc. (b) (c).       47,482
 3,937 Esterline Technologies Corp. (b)........       63,031
 2,231 Flow International Corp. (b)............       27,597
 6,485 Flowserve Corp. (b).....................      172,566
 2,756 Gardner Denver, Inc. (b)................       61,514
 1,258 Gorman-Rupp Co..........................       33,777
 5,841 Graco, Inc..............................      228,091
 7,356 Harsco Corp.............................      252,311
 5,806 IDEX Corp...............................      200,307
 7,388 JLG Industries, Inc.....................       78,682
 2,235 Kadant, Inc.............................       32,407
 4,715 Kaydon Corp.............................      106,936
 5,769 Kennametal, Inc.........................      232,318


                See accompanying notes to financial statements.

                                    MSF-144

METROPOLITAN SERIES FUND, INC.
RUSSELL 2000 INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)


                                                VALUE
SHARES                                        (NOTE 1A)

       INDUSTRY MACHINERY--(CONTINUED)
 5,391 Lincoln Electric Holdings, Inc....... $    131,756
 1,825 Lindsay Manufacturing Co.............       35,314
 5,067 Manitowoc, Inc.......................      157,584
 6,156 Maverick Tube Corp. (b)..............       79,720
 2,682 Milacron, Inc........................       42,402
 1,841 Mine Safety Appliances Co............       73,916
 5,765 Mueller Industries, Inc. (b).........      191,686
 1,960 NN, Inc..............................       21,854
 2,524 NS Group, Inc. (b)...................       18,879
 1,206 Nacco Industries, Inc................       68,489
 4,335 Nordson Corp.........................      114,487
 3,315 Oshkosh Truck Corp...................      161,606
 1,801 Osmonics, Inc. (b)...................       25,250
 4,511 Presstek, Inc. (b)...................       41,366
 3,239 Regal Beloit Corp....................       70,610
 4,333 Reliance Steel & Aluminum Co.........      113,741
 1,929 Robbins & Myers, Inc.................       45,158
 2,949 Rogers Corp. (b).....................       89,355
 5,588 Roper Industries, Inc................      276,606
 2,176 SPS Technologies, Inc. (b)...........       75,986
 5,044 Stewart & Stevenson Services, Inc....       94,878
 1,779 Tennant Co...........................       66,001
 4,603 Terex Corp. (b)......................       80,737
 2,887 Thomas Industries, Inc...............       72,175
 8,491 Timken Co............................      137,384
 6,423 Trinity Industries, Inc..............      174,513
12,488 USEC, Inc............................       89,414
 2,675 Valence Technology, Inc. (b) (c).....        9,015
 3,391 Wabash National Corp.................       26,450
 2,585 Watts Industries, Inc................       38,775
 1,801 Woodward Governor Co.................      104,908
                                             ------------
                                                6,066,032
                                             ------------

       INSURANCE--2.7%
 7,451 Alfa Corp............................      167,200
 1,988 American Physicians Capital, Inc. (b)       43,239
 7,802 Amerus Group Co......................      279,624
 3,721 Argonaut Group, Inc. (c).............       72,820
 1,023 Baldwin & Lyons, Inc. (Class B) (b)..       26,189
 7,746 Brown & Brown, Inc. (b)..............      211,466
 2,554 CNA Surety Corp......................       39,587
 1,560 Capitol Transamerica Corp. (c).......       25,662
 3,325 Citizens Inc. America (b)............       42,061
 2,113 Clark/Bardes, Inc. (b)...............       53,311
 4,705 Commerce Group, Inc..................      177,331
 5,484 Crawford & Co. (Class B) (b).........       64,272
 2,833 Delphi Financial Group, Inc. (b).....       94,339
 1,612 FBI Financial Group, Inc.............       26,888
12,407 First American Financial Corp........      232,507
 9,106 Fremont General Corp. (c)............       71,209
                                                          VALUE
SHARES                                                  (NOTE 1A)

       INSURANCE--(CONTINUED)
 1,117 Great American Financial Resources, Inc........ $     20,944
 5,678 Harleysville Group, Inc........................      135,647
 2,809 Hilb, Rogal & Hamilton Co......................      157,444
 7,008 Horace Mann Educators Corp.....................      148,710
 1,526 Kansas City Life Insurance Co..................       56,615
 3,561 Landamerica Financial Group, Inc...............      102,201
 3,313 Liberty Corp...................................      136,330
 1,049 Midland Co.....................................       45,946
   463 National Western Life Insurance Co. (b)........       51,486
 9,327 Ohio Casualty Corp. (b)........................      149,698
 2,568 PMA Capital Corp...............................       49,562
 2,030 Philadelphia Consolidated Holding Corp. (b) (c)       76,551
 2,064 Pico Holdings, Inc. (b)........................       25,800
 3,826 Presidential Life Corp.........................       78,663
 4,147 Proassurance Corp..............................       72,904
 1,233 RLI Corp.......................................       55,485
   918 Rightchoice Manage Care, Inc. (b)..............       64,251
 1,528 SCPIE Holdings, Inc............................       44,694
 5,229 Selective Insurance Group, Inc.................      113,626
 5,696 Stancorp Financial Group, Inc..................      269,136
 1,887 State Auto Financial Corp......................       30,645
 1,620 Stewart Information Services Corp. (b).........       31,995
 5,965 UICI, Inc. (b).................................       80,528
 1,748 United Fire Casualty Co........................       50,045
 6,845 Universal American Financial Corp (b)..........       46,478
 6,022 Vesta Insurance Group, Inc.....................       48,176
 3,695 W.R. Berkley Corp. (b).........................      198,422
 2,137 Zenith National Insurance Corp.................       59,708
                                                       ------------
                                                          4,029,395
                                                       ------------

       INTERNET--0.3%
 2,012 Brio Technology, Inc. (b)......................        5,795
 5,454 GTECH Holdings Corp. (b).......................      247,012
16,026 Priceline.Com, Inc. (b) (c)....................       93,271
 3,246 Register.com, Inc. (b) (c).....................       37,329
                                                       ------------
                                                            383,407
                                                       ------------

       LEISURE--0.9%
 2,335 Action Performance Cos., Inc. (b)..............       71,474
 5,964 Activision, Inc. (b)...........................      155,124
 2,692 Arctic Cat, Inc................................       45,764
 1,787 Championship Auto Racing Teams, Inc. (b) (c)...       28,753
   605 Churchill Downs, Inc...........................       22,367
 3,775 Concord Camera Corp. (b).......................       29,898
 2,797 JAKKS Pacific, Inc. (b)........................       53,003
 3,067 K2, Inc. (b)...................................       22,113
 4,550 Midway Games, Inc. (b) (c).....................       68,295
 2,017 Navigant International, Inc. (b)...............       23,095
 1,295 Parkervision, Inc. (b) (c).....................       27,195
 1,251 Penn National Gaming, Inc. (b) (c).............       37,955


                See accompanying notes to financial statements.

                                    MSF-145

METROPOLITAN SERIES FUND, INC.
RUSSELL 2000 INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)


                                                  VALUE
SHARES                                          (NOTE 1A)

       LEISURE--(CONTINUED)
 7,172 Pinnacle Systems, Inc. (b)............. $     56,946
 4,410 Polaris Industries, Inc................      254,677
 3,444 SCP Pool Corp. (b).....................       94,538
 2,184 Speedway Motorsports, Inc. (b) (c).....       55,212
 1,046 Steinway Musical Instructions, Inc. (b)       17,374
 3,021 Sturm Ruger & Co., Inc.................       36,192
 5,650 Take Two Interactive Software (b) (c)..       91,360
 5,183 The 3Do Co. (b) (c)....................       10,781
 1,356 Vail Resorts, Inc. (b) (c).............       24,042
 3,614 WMS Industries, Inc. (b)...............       72,280
 1,914 World Wrestling Federation
        Entertainment, Inc. (b) (c)...........       25,169
                                               ------------
                                                  1,323,607
                                               ------------

       MEDICAL LABORATORIES--0.1%
 6,318 IDEXX Laboratories, Inc. (b)...........      180,126
                                               ------------

       MINING--1.0%
 5,038 Ball Corp..............................      356,187
20,151 Bethlehem Steel Corp. (b) (c)..........        9,068
 2,568 Brush Engineered Material, Inc. (b)....       36,568
 4,118 Carpenter Technology Corp..............      109,621
 1,909 Century Aluminum Co....................       25,504
 1,585 Cleveland Cliffs, Inc..................       29,005
 2,613 Commercial Metals Co...................       91,403
 1,171 Gibraltor Steel Corp...................       20,516
 4,549 Kaiser Aluminum Corp. (b)..............        7,369
 4,407 Oregon Steel Mills, Inc. (b)...........       21,815
 1,570 Penn Virginia Corp.....................       53,537
 1,326 Pitt-Des Moines, Inc...................       41,106
 2,711 Quanex Corp............................       76,721
 3,976 RTI International Metals, Inc. (b).....       39,561
 1,864 Roanoke Electric Steel Corp............       25,723
 3,535 Ryerson Tull, Inc......................       38,885
 2,408 Southern Peru Copper Corp..............       28,776
 4,279 Steel Dynamics, Inc. (b)...............       49,679
 6,618 Stillwater Mining Co. (b)..............      122,433
 3,340 Titanium Metals Corp. (b) (c)..........       13,327
 9,907 UCAR International, Inc. (b)...........      106,005
 1,282 Wolverine Tube, Inc. (b)...............       14,551
12,281 Worthington Industries, Inc............      174,390
                                               ------------
                                                  1,491,750
                                               ------------

       MUTUAL FUNDS--3.0%
46,210 iShares Russell 2000 Index Fund (c)....    4,452,334
                                               ------------

       PAPER & FOREST--0.6%
 3,052 Buckeye Technologies, Inc. (b).........       35,098
 2,251 Deltic Timber Corp. (b)................       61,678
17,848 Louisiana-Pacific Corp.................      150,637

                                                    VALUE
SHARES                                            (NOTE 1A)

       PAPER & FOREST--(CONTINUED)
 2,157 P.H. Glatfelter Co....................... $     33,606
 2,153 Pope & Talbot, Inc.......................       30,680
 5,500 Potlatch Corp............................      161,260
 5,064 Rayonier, Inc............................      255,580
 1,818 Rock Tennessee Co........................       26,179
 7,979 Wausau Mosinee Paper Corp................       96,546
                                                 ------------
                                                      851,264
                                                 ------------

       PETROLEUM SERVICES--0.1%
 5,440 Veritas DGC, Inc. (ADR) (b) (c)..........      100,640
                                                 ------------

       POLLUTION CONTROL--0.0%
 2,199 Catalytica Energy Systems, Inc. (b)......       10,049
                                                 ------------

       PUBLISHING--0.1%
11,561 American Greetings Corp. (c).............      159,311
                                                 ------------

       RAILROADS & EQUIPMENT--1.0%
 3,208 Arkansas Best Corp. (b)..................       92,455
 2,858 Consolidated Freightways Corp............       14,547
 1,219 Covenant Transport, Inc. (b).............       19,455
 4,626 Florida East Coast Indiana, Inc..........      107,092
 2,841 Heartland Express, Inc. (b)..............       78,895
 2,679 JB HuntTransport Services, Inc. (b)......       62,153
 9,976 Kansas City Southern Industries, Inc. (b)      140,961
 2,457 Knight Transportation, Inc. (b)..........       46,142
 1,547 Landstar Systems, Inc. (b)...............      112,173
 2,849 RailAmerica, Inc. (b) (c)................       41,197
 2,655 Roadway Express, Inc.....................       97,438
 9,785 Swift Transportation, Inc. (b)...........      210,475
 5,190 US Freightways Corp......................      162,966
 5,323 Wabtec Corp..............................       65,473
 5,120 Werner Enterprises, Inc..................      124,416
 4,593 Yellow Corp. (b).........................      115,284
                                                 ------------
                                                    1,491,122
                                                 ------------

       REAL ESTATE--1.0%
 2,228 AMERCO (b)...............................       41,931
 7,630 Annaly Mortgage Management, Inc..........      122,080
 5,403 Anthracite Capital, Inc..................       59,379
 1,533 Avatar Holding, Inc (b)..................       36,118
 2,153 Capstead Mortage Corp....................       50,596
 3,873 Corrections Corp. of America (b).........       71,883
 2,638 Crestline Capital Corp. (b)..............       81,936
 2,235 Electro Rent Corp. (b)...................       28,809
 4,887 Forest City Enterprises, Inc.............      189,127
 1,132 Getty Realty Corp........................       21,338
 1,912 Interpool, Inc...........................       36,806
 4,623 Jones Lang Lasalle, Inc. (b).............       83,445
 4,557 LNR Property Corp........................      142,087


                See accompanying notes to financial statements.

                                    MSF-146

METROPOLITAN SERIES FUND, INC
RUSSELL 2000 INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)


                                                VALUE
SHARES                                        (NOTE 1A)

       REAL ESTATE--(CONTINUED)
23,413 La Quinta Properties, Inc. (b)....... $    134,391
 4,644 Regency Centers Corp.................      128,871
 3,783 Rent-Way, Inc. (b)...................       22,660
 1,888 Rental-A-Center, Inc. (b)............       63,380
 4,995 Thornburg Mortgage, Inc..............       98,402
 3,862 Trammell Crow Co. (b)................       45,185
 2,402 Winston Hotels.......................       18,591
                                             ------------
                                                1,477,015
                                             ------------

       REAL ESTATE INVESTMENT TRUST--5.7%
 3,110 AMLI Residential Properties Trust....       78,434
 3,213 Acadia Realty Trust (c)..............       20,403
   553 Alexander's, Inc. (b)................       31,466
 2,955 Alexandria Real Estate Equities, Inc.      121,450
 2,757 Associated Estates Realty Corp.......       25,309
 8,524 BRE Properties, Inc. (b).............      263,903
 2,766 Bedford Property Investors, Inc. (b).       62,235
 2,663 Boykin Lodging Co. (b)...............       21,224
 4,351 Brandywine Realty Trust (b)..........       91,676
 3,950 Burnham Pacific Properties, Inc. (b).       16,274
 3,423 CBL & Associates Properties, Inc. (b)      107,824
 6,806 Camden Property Trust................      249,780
 2,474 Capital Automotive REIT..............       49,208
 3,770 CenterPoint Properties Corp..........      187,746
 3,926 Chateau Communities, Inc.............      117,387
 2,878 Chelsea Property Group, Inc..........      141,310
 3,081 Colonial Properties Trust............       95,973
 4,684 Commercial Net Lease Realty..........       60,892
 8,108 Cornerstone Realty Income Trust, Inc.       92,026
 1,616 Corporate Office Properties Trust....       19,182
 6,883 Cousins Properties, Inc..............      167,670
 3,612 Crown American Realty Trust..........       28,174
 8,521 Developers Diversified Realty Corp...      162,751
 3,154 EastGroup Properties, Inc............       72,763
 2,286 Entertainment Properties Trust.......       44,234
 5,717 Equity Inns, Inc.....................       37,847
 2,819 Essex Property Trust, Inc............      139,287
 6,145 Federal Realty Investment Trust......      141,335
 5,128 Felcor Lodging Trust, Inc. (c).......       85,689
 7,346 First Industrial Realty Trust, Inc...      228,461
 4,743 Gables Residential Trust.............      140,393
 3,319 Glenborough Realty Trust, Inc........       64,389
 4,540 Glimcher Realty Trust................       85,488
 1,770 Great Lakes REIT.....................       28,320
22,340 HRPT Properties Trust................      193,464
 5,898 Health Care REIT, Inc................      143,616
 7,585 Healthcare Realty Trust, Inc.........      212,380
 9,887 Highwoods Properties, Inc............      256,568
 3,464 Home Properties of New York, Inc.....      109,462
 4,705 IRT Property Co......................       49,873
                                                         VALUE
SHARES                                                (NOTE 1A)

       REAL ESTATE INVESTMENT TRUST--(CONTINUED)
 3,947 Innkeepers USA Trust......................... $     38,681
 3,576 Investors Real Estate........................       33,614
 5,104 JDN Realty Corp..............................       62,932
 1,911 JP Realty, Inc...............................       45,463
 1,374 Keystone Property Trust......................       17,986
 4,897 Kilroy Realty Corp...........................      128,644
 4,168 Koger Equity, Inc............................       67,938
 3,207 Kramont Realty Trust.........................       46,822
 1,797 LaSalle Hotel Properties.....................       21,097
 2,727 Lexington Corporate Properties Trust.........       42,269
 5,481 Macerich Co..................................      145,795
 2,745 Manufactured Home Communities, Inc...........       85,671
 6,456 MeriStar Hospitality Corp....................       91,675
 2,703 Mid-America Apartment Communities, Inc.......       71,089
 2,185 Mid-Atlantic Realty Trust....................       33,977
 3,003 Mills Corp...................................       79,519
 2,612 Mission West Properties, Inc.................       33,225
 2,015 National Golf Properties.....................       17,873
 3,787 National Health Investors, Inc. (b)..........       56,048
 7,959 Nationwide Health Properties, Inc............      148,754
 2,533 PS Business Parks, Inc.......................       79,790
 4,640 Pan Pacific Retail Properties, Inc...........      133,261
 2,005 Parkway Properties, Inc......................       66,566
 1,956 Pennsylvania Real Estate Investment Trust (c)       45,379
 7,230 Pinnacle Holdings, Inc. (b)..................        2,458
 7,118 Post Properties, Inc.........................      252,760
 5,741 Prentiss Properties Trust....................      157,590
 1,420 Prime Group Realty Trust.....................       13,107
 3,860 RFS Hotel Investors, Inc. (b)................       43,927
 5,630 Realty Income Corp...........................      165,522
 6,570 Reckson Associates Realty Corp...............      153,475
 1,561 Redwood Trust, Inc. (c)......................       37,823
 4,737 SL Green Realty Corp.........................      145,473
 1,728 Saul Centers, Inc............................       36,893
 2,020 Senior Housing Properties Trust..............       28,098
 5,696 Shurgard Storage Centers, Inc................      182,272
 2,427 Sovran Self Storage, Inc.....................       75,601
 3,061 Storage USA, Inc.............................      128,868
 5,203 Summit Properties, Inc.......................      130,179
 2,765 Sun Communities, Inc.........................      102,996
   812 Tanger Factory Outlet Centers, Inc...........       16,930
 5,032 Taubman Centers, Inc.........................       74,725
 2,494 Town & Country Trust.........................       52,125
17,321 United Dominion Realty Trust.................      249,422
 3,059 United States Restaurant Properties, Inc.....       44,600
 2,214 Universal Health Realty Income Trust, Inc....       52,029
11,016 Ventas, Inc..................................      126,684
 6,979 Washington Real Estate Investment Trust......      173,707
 5,266 Weingarten Realty Investors..................      252,768
                                                     ------------
                                                        8,539,966
                                                     ------------


                See accompanying notes to financial statements.

                                    MSF-147

METROPOLITAN SERIES FUND, INC.
RUSSELL 2000 INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)


                                                      VALUE
SHARES                                              (NOTE 1A)

       RETAIL--5.2%
 1,159 1-800 Contacts, Inc. (b) (c)............... $     14,418
 3,960 7 Eleven, Inc. (b).........................       46,372
 5,052 99 Cents Only Stores (b)...................      192,481
 2,715 Aaron Rents, Inc. (Class B)................       44,255
 1,409 Alloy Online, Inc. (b) (c).................       30,336
 5,085 Ann Taylor Stores Corp. (b)................      177,975
   379 Arden Group, Inc...........................       22,740
   955 Bebe Stores, Inc. (b)......................       17,820
 9,184 Boyds Collection, Ltd. (b).................       62,176
 1,236 Buckle, Inc. (b)...........................       27,563
 2,198 Building Materials Holdings Corp. (b)......       23,848
 3,477 Burlington Coat Factory Warehouse Corp. (b)       58,414
 2,926 CSK Auto Corp. (b).........................       29,114
 6,816 Casey's General Stores, Inc................      101,558
 2,156 Cato Corp. (c).............................       40,748
 3,540 Charlotte Russe Holding, Inc. (c)..........       65,879
14,662 Charming Shoppes, Inc. (b).................       77,855
 4,360 Chico's FAS, Inc. (b) (c)..................      173,092
 1,809 Childrens Place Retail Stores, Inc. (b) (c)       49,114
 4,420 Christopher & Banks Corp. (b)..............      151,385
 7,236 Church & Dwight, Inc.......................      192,695
 4,386 Circuit City Stores, Inc...................       99,738
 7,206 Claires Stores, Inc........................      108,811
 1,078 Coldwater Creek, Inc. (b)..................       22,832
 1,680 Cole National Corp. (b)....................       27,804
 6,897 Copart, Inc. (b)...........................      250,844
 3,782 Cost Plus, Inc. (b)........................      100,223
   843 Debenture Shops, Inc.......................       20,443
10,934 Dillard's, Inc.............................      174,944
 3,079 Dress Barn, Inc. (b).......................       77,006
 2,006 Electronics Boutique Holding Corp. (c).....       80,120
 2,515 Factory 2-U stores, Inc. (b)...............       50,401
 1,345 Flowers Common, Inc........................       20,982
 3,869 Footstar, Inc. (b).........................      121,100
 2,338 Fred's, Inc................................       95,764
 3,791 Genesco, Inc. (b) (c)......................       78,701
 2,037 GenesisInterMedia, Inc. (b) (c)............       12,018
 1,238 Global Imaging Systems, Inc................       18,483
 2,717 Group 1 Automotive, Inc. (b)...............       77,462
 2,604 Guitar Center, Inc. (b)....................       35,519
 4,799 Gymboree Corp. (b).........................       57,252
 2,669 Hancock Fabrics, Inc.......................       35,097
 3,905 Handleman Co. (b)..........................       57,989
 1,271 Hibbett Sporting Goods, Inc. (b)...........       38,511
 7,352 Hollywood Entertainment Corp. (b) (c)......      105,060
 3,808 Hot Topic, Inc. (b) (c)....................      119,533
 4,348 Hughes Supply, Inc.........................      134,223
 1,543 Ingles Markets, Inc........................       18,439
 6,699 Insight Enterprises, Inc. (b)..............      164,795
 5,563 Intertan, Inc. (b).........................       69,871
                                                      VALUE
SHARES                                              (NOTE 1A)

       RETAIL--(CONTINUED)
 1,804 J. Jill Group, Inc. (b).................... $     38,840
 7,323 Jack in the Box, Inc. (b)..................      201,675
 2,565 Lands' End, Inc. (b) (c)...................      128,660
 1,559 Lawson Products, Inc.......................       40,534
 6,285 Linens' n Things, Inc. (b).................      160,267
 1,058 Lithia Motors, Inc. (b)....................       21,901
 5,913 Long's Drug Stores Corp....................      138,246
 6,731 MSC Industrial Direct Co. (b)..............      132,937
 1,327 McGrath Rent Corp..........................       49,789
11,810 Michaels Stores, Inc. (b)..................      389,139
 1,328 Movie Gallery, Inc.........................       32,350
 6,779 O'Reilly Automotive, Inc. (b)..............      247,230
17,572 Office Max, Inc. (b).......................       79,074
   690 PC Connection, Inc. (b)....................       10,233
 5,045 Pacific Sunwear of California (b)..........      103,019
 7,304 Pep Boys-Manny Moe & Jack (b)..............      125,264
17,298 Petsmart, Inc. (b) (c).....................      170,212
16,479 Pier 1 Imports, Inc........................      285,746
   680 Pricesmart, Inc. (b).......................       23,800
 1,900 Procurenet, Inc............................          285
 6,201 Regis Corp.................................      159,862
 5,586 Ruddick Corp...............................       89,320
 3,261 School Specialty, Inc. (b).................       74,612
 4,456 Shopko Stores, Inc. (b) (c)................       42,332
 1,850 Smart & Final, Inc. (b)....................       19,314
 3,915 Sonic Automotive, Inc. (b).................       91,768
 2,334 Spiegel, Inc...............................       10,620
 4,752 Stamps.com, Inc. (b).......................       17,012
 3,977 Stein Mart, Inc. (b).......................       33,248
 2,972 The Finish Line (b)........................       45,442
 5,605 The Men's Wearhouse, Inc. (b)..............      115,743
 6,091 Too, Inc. (b)..............................      167,502
 4,466 Transport World Entertainment Corp. (b)....       33,942
 1,587 Tuesday Morning Corp. (b)..................       28,709
 2,588 Tweeter Home Entertainment Group, Inc. (b).       75,052
 1,835 Ultimate Electronics, Inc. (b).............       55,050
 1,142 Urban Outfitters, Inc. (b).................       27,545
 2,397 Value City Department Stores, Inc. (b).....       11,266
 3,972 Valuevision International, Inc. (b)........       77,811
 2,596 Wet Seal, Inc. (b).........................       61,136
 1,543 Wilsons The Leather Experts (b) (c)........       17,606
 2,260 Yankee Candle, Inc. (b) (c)................       51,212
 6,380 Zale Corp. (b).............................      267,194
                                                   ------------
                                                      7,826,302
                                                   ------------

       SEMICONDUCTORS--0.2%
23,634 TriQuint Semiconductor, Inc. (b)...........      289,753
                                                   ------------


                See accompanying notes to financial statements.

                                    MSF-148

METROPOLITAN SERIES FUND, INC.
RUSSELL 2000 INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)


                                                 VALUE
SHARES                                         (NOTE 1A)

       SHIPBUILDING--0.3%
 7,685 Alexander & Baldwin, Inc.............. $    205,189
 3,883 Kirby Corp. (b).......................      106,977
 5,416 Overseas Shipholding Group, Inc.......      121,860
                                              ------------
                                                   434,026
                                              ------------

       SOFTWARE--7.3%
 2,445 ANSYS, Inc............................       60,269
 7,305 Acclaim Entertainment, Inc. (b) (c)...       38,717
 6,909 Actuate Corp. (b).....................       36,410
 3,738 Aether Systems, Inc. (b)..............       34,390
 5,152 Agile Software Corp. (b)..............       88,717
11,788 Akamai Technologies, Inc. (b) (c).....       70,021
 3,047 Allscripts Heathcare Solutions (b) (c)        9,872
 3,797 America Online Latin America (b) (c)..       17,276
 7,115 American Management Systems, Inc. (b).      128,639
 1,041 Ansoft Corp. (b)......................       15,199
 5,337 Answerthink, Inc. (b).................       34,851
 9,252 Art Technology Group, Inc. (b)........       32,197
49,362 Ascential Software Corp...............      199,916
 4,540 Asiainfo Holdings, Inc................       79,087
 5,320 Aspen Technology, Inc. (b)............       89,376
 5,812 Avant! Corp. (b)......................      119,088
 7,554 Avocent Corp. (b).....................      183,184
 1,833 BSQUARE Corp. (b).....................        7,644
 2,391 Barra, Inc. (b).......................      112,592
 2,357 Bell Microproducts, Inc. (b)..........       29,745
 3,644 Black Box Corp. (b) (c)...............      192,695
 8,658 Borland Software Corp. (b)............      135,584
 3,668 Caci, Inc. (b)........................      144,831
 1,577 Caminus Corp. (b) (c).................       36,271
 2,920 Carreker Corp. (b) (c)................       17,228
 3,636 Centra Software, Inc. (b) (c).........       29,088
 6,869 Ciber, Inc. (b).......................       64,912
 3,677 Clarent Corp. (b) (c).................       19,745
 2,943 Click Commerce, Inc. (b)..............        9,300
 1,312 Cognizant Technology Solutions (b) (c)       53,766
51,985 Commerce One, Inc.....................      185,586
 3,196 Covansys Corp. (b)....................       28,604
 2,528 Datastream Systems, Inc. (b)..........       15,598
 4,847 Dendrite International, Inc...........       68,003
 4,633 Diamondcluster International, Inc. (b)       60,692
 3,735 Digex, Inc............................       11,168
 1,625 Digimarc Corp. (b)....................       30,193
 6,031 Digital Generation Systems, Inc. (b)..        6,694
 4,388 Digital Insight Corp. (b).............       98,116
 5,813 Direct Focus, Inc. (b) (c)............      181,366
16,464 Divine, Inc. (b)......................       12,183
 6,243 Docent, Inc. (b)......................       19,790
 6,606 Documentum, Inc. (b)..................      143,482
10,559 E. Piphany, Inc. (b)..................       91,969
                                                  VALUE
SHARES                                         (NOTE 1A)

       SOFTWARE--(CONTINUED)
 2,394 EPIQ System, Inc (b).................. $     46,324
 3,981 Echelon Corp. (c).....................       56,371
 9,120 Electronics For Imaging, Inc. (b).....      203,467
 1,535 Embarcadero Technologies, Inc. (b) (c)       37,147
 6,727 Entergris, Inc........................       73,728
 8,024 Entrust, Inc. (b).....................       81,765
 5,280 Exe Technologies, Inc. (b)............       26,875
 2,518 Extensity, Inc. (b)...................        5,489
 2,591 F5 Networks, Inc. (b) (c).............       55,810
 3,019 Fair Issac & Co., Inc.................      190,257
 5,456 Filenet Corp. (b).....................      110,702
 2,511 Forrester Research, Inc. (b)..........       50,572
 4,946 Freemarkets, Inc. (b).................      118,556
13,594 Gartner Group, Inc. (b)...............      158,914
25,862 Genuity, Inc. (b).....................       40,862
 3,021 Gerber Scientific, Inc. (b)...........       28,095
 6,061 HNC Software, Inc. (b)................      124,857
 2,888 Hotjobs.com, Ltd. (b).................       30,006
 5,979 Hyperion Solutions Corp. (b)..........      118,743
 5,685 I-many, Inc. (b)......................       54,860
 2,404 IDX Systems Corp. (b).................       31,276
 6,126 Imation Corp. (b).....................      132,199
 5,247 Indus International, Inc. (b).........       38,303
41,670 Infospace, Inc. (b) (c)...............       85,424
 4,345 Infousa, Inc. (b).....................       30,154
19,340 Inktomi Corp. (b).....................      129,771
25,674 Internap Network Services Corp. (b)...       29,782
32,288 Internet Capital Group, Inc. (b)......       39,068
10,830 Intertrust Technologies Corp. (b).....       13,321
 5,113 Intervoice-Brite, Inc. (b)............       65,446
 2,623 Intrado, Inc. (b) (c).................       70,296
16,815 J.D. Edwards & Co. (b) (c)............      276,607
 3,309 JDA Software Group, Inc. (b)..........       73,956
 2,183 Kana Software, Inc....................       42,485
 9,111 Keane, Inc. (b).......................      164,271
 4,047 Keynote Systems, Inc..................       37,839
 3,553 Kronos, Inc. (b)......................      171,894
15,194 Legato Systems, Inc. (b)..............      197,066
17,848 Liberate Technologies (b).............      204,895
 4,292 Lightbridge, Inc. (b).................       52,148
 1,662 MCSI, Inc. (b)........................       38,974
 2,080 MRO Software, Inc. (b)................       48,630
 2,439 MSC.Software Corp. (b)................       38,048
10,059 Macromedia, Inc. (b)..................      179,050
 2,433 Manhattan Associates, Inc. (b)........       70,922
 2,247 MapInfo Corp. (b).....................       35,255
 5,131 MatrixOne, Inc. (b)...................       66,652
 1,053 McAfee.com, Inc. (b) (c)..............       35,707
 4,462 MetaSolv, Inc. (b)....................       35,069
 1,742 Micro General Corp. (b)...............       23,883
 2,694 Micros Systems, Inc. (b)..............       67,619


                See accompanying notes to financial statements.

                                    MSF-149

METROPOLITAN SERIES FUND, INC.
RUSSELL 2000 INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)


                                                    VALUE
SHARES                                            (NOTE 1A)

       SOFTWARE--(CONTINUED)
 5,427 NMS Communications Corp. (b)............. $     26,158
 2,282 NetScout Systems, Inc. (b)...............       18,051
 4,248 Netegrity, Inc. (b)......................       82,241
 2,076 Novadigm, Inc. (b).......................       19,701
64,692 Novell, Inc. (b).........................      296,936
 4,524 Nuance Communications, Inc. (b)..........       41,168
 3,174 Numerical Technologies, Inc. (b).........      111,725
 3,977 Nyfix, Inc. (b) (c)......................       79,620
 3,637 Onyx Software Corp. (b)..................       14,184
 1,400 Opnet Technologies, Inc. (b).............       20,174
 3,092 Overture Services, Inc...................      109,550
 2,126 PC-TEL, Inc. (b).........................       20,643
 4,028 Packeteer, Inc. (b)......................       29,686
 3,584 Phoenix Technology, Ltd. (b).............       41,718
 1,695 Pomeroy Computer Resources (b)...........       22,883
16,623 Portal Software, Inc. (b)................       34,576
 2,825 ProQuest Co. (b).........................       95,796
 5,188 Progress Software Corp. (b)..............       89,649
 5,305 PumaTech, Inc. (b).......................       13,687
 1,995 QRS Corp. (b)............................       28,130
 2,540 Radiant Systems, Inc. (b)................       29,210
 3,362 Rainbow Technologies, Inc. (b)...........       24,879
 4,581 Red Hat, Inc. (b)........................       32,525
 1,341 SPSS, Inc. (b)...........................       23,803
 4,147 Saba Software, Inc. (b) (c)..............       21,647
20,058 Safeguard Scientifics, Inc. (b)..........       70,203
 2,061 Sanchez Computer Associates, Inc. (b) (c)       17,622
13,515 Sapient Corp. (b)........................      104,336
 2,571 SeaChange International, Inc. (b)........       87,723
 4,318 Secure Computing Corp. (b)...............       88,735
 4,744 Seebeyond Technology Corp. (b) (c).......       46,017
 2,859 Serena Software, Inc. (b)................       62,155
 3,021 Signalsoft Corp. (b).....................       13,504
   683 Simplex Solutions, Inc. (b) (c)..........       11,304
 4,121 SpeechWorks International, Inc. (b)......       46,361
 7,809 Starbase Corp. (b) (c)...................        5,310
 1,111 Startek, Inc. (b)........................       21,053
 3,128 Stellent, Inc............................       92,464
 3,714 Support.com, Inc. (b)....................       23,287
 3,580 Sykes Enterprises, Inc. (b)..............       33,437
 1,762 Synplicity, Inc. (b).....................       23,769
 5,090 Systems & Computer Technology (b)........       52,631
 1,485 TALX Corp. (b)...........................       37,095
 3,997 THQ, Inc. (b)............................      193,735
10,302 Titan Corp. (b) (c)......................      257,035
 5,421 Transaction Systems Architects, Inc. (b).       66,461
 4,041 Trizetto Group, Inc. (b).................       53,018
 7,207 Universal Access Global Holdings, Inc....       33,801
 6,807 Unova, Inc. (b)..........................       39,481
 3,105 Vastera, Inc.............................       51,574
 4,698 Verity, Inc. (b).........................       95,135

                                                 VALUE
SHARES                                         (NOTE 1A)

       SOFTWARE--(CONTINUED)
 2,367 Versicor, Inc. (b).................... $     48,168
11,619 Verticalnet, Inc. (b).................       16,267
 4,719 Viewpoint Corp. (b)...................       32,136
 5,284 Virginia Linux Systems, Inc. (c)......       12,946
 3,042 Visual Networks, Inc. (b).............       14,054
12,046 Vitria Technology, Inc. (b)...........       76,974
 3,554 WebEx Communications, Inc. (b) (c)....       88,317
 2,791 Websense, Inc. (b)....................       89,507
 1,980 Witness Systems, Inc. (b).............       26,374
 4,794 Xanser Corp...........................        9,636
 4,427 Zomax Optical Media, Inc. (b).........       35,372
 3,295 Zoran Corp. (b).......................      107,549
 4,614 dELiA*s Corp. (b).....................       28,607
 7,810 eFunds Corp. (b)......................      107,388
 3,991 webMethods, Inc. (b) (c)..............       66,889
                                              ------------
                                                10,899,234
                                              ------------

       TECHNOLOGY--0.1%
 9,224 Arris Group, Inc......................       90,026
                                              ------------

       TOBACCO--0.3%
 7,104 Dimon, Inc............................       51,149
 2,807 Schweitzer-Mauduit International, Inc.       66,666
 1,737 Standard Commercial Corp..............       28,660
 5,185 Universal Corp........................      188,786
 3,233 Vector Group, Ltd. (c)................      106,204
                                              ------------
                                                   441,465
                                              ------------

       TRUCKING & FREIGHT FORWARDING--0.2%
 7,469 Airborne, Inc.........................      110,765
 2,440 Atlas Air, Inc. (b)...................       35,746
 5,849 EGL, Inc. (b).........................       81,594
 3,499 Forward Air Corp. (b).................      118,686
                                              ------------
                                                   346,791
                                              ------------

       UTILITIES--0.2%
 2,732 California Water Service Group........       70,349
 5,372 UGI Corp..............................      162,234
                                              ------------
                                                   232,583
                                              ------------
       Total Common Stocks
        (Identified Cost $150,297,738).......  146,774,818
                                              ------------


                See accompanying notes to financial statements.

                                    MSF-150

METROPOLITAN SERIES FUND, INC.
RUSSELL 2000 INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 SHORT TERM INVESTMENTS--1.4%


   FACE                                           VALUE
  AMOUNT                                        (NOTE 1A)

           DISCOUNT NOTES--1.4%
$2,000,000 Federal Home Loan Mortgage
            1.510%, 01/02/02.................. $  1,999,916
                                               ------------
           Total Short Term Investments
            (Identified Cost $1,999,916)......    1,999,916
                                               ------------
           Total Investments--99.7%
            (Identified Cost $152,297,654) (a)  148,774,734
           Other assets less liabilities......      483,721
                                               ------------
           TOTAL NET ASSETS--100%............. $149,258,455
                                               ============

 FUTURES CONTRACTS OUTSTANDING AT DECEMBER 31, 2001

                       NUMBER OF EXPIRATION  CONTRACT   VALUATION AS OF   UNREALIZED
FUTURES CONTRACTS LONG CONTRACTS    DATE      AMOUNT   DECEMBER 31, 2001 APPRECIATION
  Russell 2000 Index..     8     3/14/2002  $1,944,061    $1,957,200       $13,139
                                                                           =======

(a)Federal Tax Information:
   At December 31, 2001 the net unrealized depreciation on investments based on cost of $153,230,928 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost $ 21,638,345 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value
(26,094,539)

------------
Net unrealized depreciation............................................. $
(4,456,194)

============

(b)Non-Income producing security.
(c)A portion or all of the security was on loan. As of December 31, 2001, the market value of securities loaned was $10,661,883 with cash collateral backing valued at $11,424,948 and Securities Collateral backing valued at $9,391.

Key to Abbreviations:
ADR--An American Depositary Receipt (ADR) is a certificate issued by a Custodian
     Bank representing the right to receive securities of the foreign issuer described. The value of ADRs is significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.

                                    MSF-151

METROPOLITAN SERIES FUND, INC.
RUSSELL 2000 INDEX PORTFOLIO


 STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2001

       ASSETS
         Investments at value..................             $148,774,734
         Cash..................................                  209,128
         Receivable for:
          Securities sold......................                  194,055
          Fund shares sold.....................                  285,450
          Dividends and interest...............                  175,579
          Collateral for securities loaned.....               11,424,948
         Prepaid expense.......................                      810
                                                            ------------
           Total Assets........................              161,064,704
       LIABILITIES
         Payable for:
          Fund shares redeemed................. $   188,313
          Futures variation margin.............      18,800
          Withholding taxes....................          49
          Return of collateral for securities
           loaned..............................  11,424,948
         Accrued expenses:
          Management fees......................     136,746
          Service and distribution fees
           Class B.............................       1,436
          Other expenses.......................      35,957
                                                -----------
           Total Liabilities...................               11,806,249
                                                            ------------
       NET ASSETS..............................             $149,258,455
                                                            ============
         Net assets consist of:
          Capital paid in......................             $152,706,837
          Undistributed net investment
           income..............................                1,002,088
          Accumulated net realized gains
           (losses)............................                 (940,689)
          Unrealized appreciation
           (depreciation) on investments
           and futures contracts...............               (3,509,781)
                                                            ------------
       NET ASSETS..............................             $149,258,455
                                                            ============
       Computation of offering price:
       CLASS A
       Net asset value and redemption price
        per share ($141,957,850 divided by
        13,614,310 shares of beneficial
        interest)..............................             $      10.43
                                                            ============
       CLASS B
       Net asset value and redemption price
        per share ($7,292,119 divided by
        706,029 shares of beneficial interest).             $      10.33
                                                            ============
       CLASS E
       Net asset value and redemption price
        per share ($8,486 divided by 815
        shares of beneficial interest).........             $      10.42
                                                            ============
       Identified cost of investments..........             $152,297,654
                                                            ============


 STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

      INVESTMENT INCOME
        Dividends...............................            $1,880,173(a)
        Interest................................               236,367(b)
                                                            ----------
                                                                       2,116,540
      EXPENSES
        Management fees......................... $ 334,711
        Service and distribution fees- Class B..     7,965
        Directors' fees and expenses............    11,746
        Custodian...............................   323,612
        Audit and tax services..................    14,844
        Legal...................................       460
        Printing................................    64,168
        Insurance...............................     3,078
        Miscellaneous...........................       920
                                                 ---------
        Total expenses before reimbursements....   761,504
        Expense reimbursements..................   (17,175)    744,329
                                                 ---------  ----------
      NET INVESTMENT INCOME.....................             1,372,211
                                                            ----------
      REALIZED AND UNREALIZED GAIN (LOSS)
      Realized gain (loss) on:
        Investments--net........................   519,464
        Futures contracts--net..................   (49,240)    470,224
                                                 ---------
      Unrealized appreciation (depreciation) on:
        Investments--net........................   386,663
        Futures contracts--net..................  (166,545)    220,118
                                                 ---------  ----------
      Net gain (loss)...........................               690,342
                                                            ----------
      NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS..........................            $2,062,553
                                                            ==========

(a)Net of foreign taxes of $1,351
(b)Income on securities loaned $64,736

                See accompanying notes to financial statements.

                                    MSF-152

METROPOLITAN SERIES FUND, INC.
RUSSELL 2000 INDEX PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED    YEAR ENDED
                                                                       DECEMBER      DECEMBER
                                                                       31, 2001      31, 2000
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  1,372,211  $  1,136,038
  Net realized gain (loss)..........................................      470,224    15,509,497
  Unrealized appreciation (depreciation)............................      220,118   (21,431,334)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................    2,062,553    (4,785,799)
                                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.............................................
   Class A..........................................................     (365,148)   (1,132,875)
   Class B..........................................................       (4,975)            0
                                                                     ------------  ------------
                                                                         (370,123)   (1,132,875)
                                                                     ------------  ------------
  NET REALIZED GAIN
   Class A..........................................................            0   (16,678,812)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................     (370,123)  (17,811,687)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   21,828,085    36,606,794
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   23,520,515    14,009,308

NET ASSETS
  Beginning of the year.............................................  125,737,940   111,728,632
                                                                     ------------  ------------
  End of the year................................................... $149,258,455  $125,737,940
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the year................................................... $  1,002,088  $          0
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                      YEAR ENDED                YEAR
ENDED
                                                                   DECEMBER 31, 2001         DECEMBER 31,
2000
                                                               ------------------------    ------------------------
                                                                 SHARES         $          SHARES         $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  4,039,216  $ 40,439,644   3,312,235  $ 38,833,788
  Reinvestments...............................................     36,189       365,148   1,674,937    17,811,687
  Redemptions................................................. (2,588,870)  (26,024,933) (1,780,748)  (20,038,681)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  1,486,535  $ 14,779,859   3,206,424  $ 36,606,794
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................    857,914  $  8,536,733           0  $          0
  Reinvestments...............................................        496         4,975           0             0
  Redemptions.................................................   (152,381)   (1,501,859)          0             0
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    706,029  $  7,039,849           0  $          0
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................        824  $      8,474           0  $          0
  Reinvestments...............................................          0             0           0             0
  Redemptions.................................................         (9)          (97)          0             0
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................        815  $      8,377           0  $          0
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  2,193,379  $ 21,828,085   3,206,424  $ 36,606,794
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-153

METROPOLITAN SERIES FUND, INC.
RUSSELL 2000 INDEX PORTFOLIO

 FINANCIAL HIGHLIGHTS



                                                  CLASS A                     CLASS B            CLASS E
                                           ---------------------------------------------     ------------------ --------------
                                                                 NOVEMBER 9, 1998(A) JANUARY 2, 2001(A)  MAY 1, 2001(A)
                                              YEAR ENDED DECEMBER 31,   THROUGH           THROUGH          THROUGH
                                           ---------------------------- DECEMBER 31,     DECEMBER 31, DECEMBER 31,
                                             2001      2000      1999      1998              2001             2001
                                           --------  --------  --------  ------------------- ------------------  --------------
NET ASSET VALUE, BEGINNING
OF PERIOD............................... $  10.37  $  12.52  $  10.53    $ 10.00           $9.84          $ 10.46
                                          --------  --------  --------    -------         ------          -------
INCOME FROM INVESTMENT
OPERATIONS
  Net investment income...................     0.10      0.11      0.08           0.02     0.06             0.01
  Net realized and unrealized gain
   (loss) on investments..................    (0.01)    (0.55)     2.29           0.53     0.46            (0.05)
                                           --------  --------  --------        -------     ------          -------
  Total from investment operations........     0.09     (0.44)     2.37           0.55     0.52            (0.04)
                                           --------  --------  --------        -------    ------          -------
LESS DISTRIBUTIONS
  Distributions from net investment
   income.................................    (0.03)    (0.11)    (0.08)         (0.02)   (0.03)            0.00
  Distributions from net realized capital
   gains..................................     0.00     (1.60)    (0.30)          0.00     0.00             0.00
                                           --------  --------  --------        -------     ------          -------
  Total distributions.....................    (0.03)    (1.71)    (0.38)         (0.02)    (0.03)            0.00
                                           --------  --------  --------        -------     ------          -------
NET ASSET VALUE, END OF PERIOD............ $  10.43  $  10.37  $  12.52        $ 10.53     $10.33          $ 10.42
                                           ========  ========  ========        =======     ======          =======
TOTAL RETURN (%)..........................      0.9      (3.8)     22.7            5.5(b)     5.3(b)         (0.4)(b)
Ratio of operating expenses to average
 net assets (%)...........................     0.55      0.55      0.45           0.40 (c)    0.80(c)         0.70 (c)
Ratio of net investment income to average
 net assets (%)...........................     1.03      0.89      1.04           1.46 (c)    0.83(c)         1.58 (c)
Portfolio turnover rate (%)...............       47        78        67              3 (c)      47              47
Net assets, end of period (000)........... $141,958  $125,738  $111,729        $38,147       $7,292          $   8
The Ratios of operating expenses to
 average net assets without giving
 effect to the voluntary expense
 agreement would have been (%)............     0.56      0.55      0.89           1.04 (c)     0.81(c)         0.71 (c)

(a)Commencement of operations.
(b)Periods  less  than  one  year  are  not  computed  on an  annualized  basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-154

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS



 INVESTMENT OBJECTIVE
 HIGH TOTAL RETURN CONSISTING PRINCIPALLY OF CAPITAL APPRECIATION.

 INCEPTION DATE  7/5/00

 ASSET CLASS
 SMALL CAP STOCKS

  NET ASSETS
  $298.1 MILLION

  PORTFOLIO   MANAGER
  JOHN BURBANK

PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2001, the Class A shares of the State Street Research Aurora Small Cap Value Portfolio returned +16.0%, outperforming the Russell 2000 Value Index/12/, which returned +14.0% over the same time period. The average return of the portfolio's peer group, the Lipper Variable Insurance Products Small Cap Core Funds universe/15/, was +2.9% for the same period. The portfolio's performance can be attributed to our good stock selection in a period that was generally favorable to value stocks despite a weak overall stock market and a slowing economy.

PORTFOLIO ACTIVITY
Two strong quarters of performance were nearly wiped out in the third quarter, as the events of September 11 were hard on some of the investments that had been strong earlier in the year. Gaming and auto stocks, for example, lost ground in the third quarter. The portfolio's investment in regional air carriers with attractive cost structures and long-term growth potential experienced the sharpest shock to their share prices. However, many of these stocks bounced back in the fourth quarter of the year. Stock selection in autos and transports, financial services, healthcare, and selected energy stocks buoyed performance with their strong fourth-quarter showings. However, we sold our position in America West at a loss as a result of concerns that the company would not be able to bounce back with its heavy debt load. The portfolio's light exposure to technology was a negative factor late in the year as technology stocks led the fourth quarter rebound. Stock selection in materials processing and technology also hurt performance.

PORTFOLIO OUTLOOK/A/
With a focus on individual stock selection and a disciplined investment process, we will continue to seek out opportunities among small companies that we believe have been undervalued or overlooked by other investors, companies with the potential to surprise the market with better-than-expected performance. To that end, we continue to emphasize investments in property and casualty insurance stocks, where premium increases may help boost earnings going forward. We also favor semiconductor capital equipment stocks, which may benefit from a recovering economy and a rebound in the technology sector. We continue to maintain a large position in International Game Technologies, which manufactures casino machines and related proprietary software, because of its strong cash flow, accelerating growth potential in regional markets, and its relatively attractive price.


                             PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2001

                                                     % OF TOTAL
                SECURITY                             NET ASSETS
                -----------------------------------------------

                VARIAN SEMICONDUCTOR EQUIPMENT, INC.    2.3%
                PHELPS DODGE CORP...................    2.2
                NAVISTAR INTERNATIONAL CORP.........    1.9
                BROOKS AUTOMATION, INC..............    1.8
                INTERNATIONAL GAME TECHNOLOGY.......    1.7
                OCEAN ENERGY, INC...................    1.7
                DA VITA, INC........................    1.6
                READER'S DIGEST ASSOCIATION, INC....    1.5
                MESA AIR GROUP, INC.................    1.5
                MANDALAY RESORT GROUP...............    1.4


  A $10,000 INVESTMENT COMPARED TO THE RUSSELL 2000 VALUE INDEX SINCE 7/5/00


                                    [CHART]

           State Street
         Research Aurora   Russell 2000
         Small Cap Value   Value Index
         ---------------   ------------
7/00         $10,000         $10,000
12/00         12,322          11,604
12/01         14,292          13,231


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN
                            AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                  STATE STREET RESEARCH         RUSSELL
                              AURORA SMALL CAP VALUE PORTFOLIO 2000 VALUE
                              CLASS A        CLASS B  CLASS E    INDEX

              1 Year           16.0%            N/A      N/A      14.0%
              Since Inception  27.1            0.0(a)   0.0(a)    20.5

--------------------------------------------------------------------------------

(a)Inception date was May 1, 2001.
 Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                See footnotes to Portfolio Manager Commentary.

                                    MSF-155

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH AURORA SMALL CAP VALUE

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--89.7% OF TOTAL NET ASSETS


                                                        VALUE
SHARES                                                (NOTE 1A)

        AEROSPACE & DEFENSE--2.7%
176,600 AAR Corp. (c)............................... $  1,591,166
 24,000 Alliant Techsystems, Inc. (b)...............    1,852,800
110,000 BE Aerospace, Inc. (c)......................    1,008,700
 60,000 Ladish, Inc. (b)............................      655,200
 21,000 Precision Castparts Corp....................      593,250
 47,500 Triumph Group, Inc. (b).....................    1,543,750
 44,200 United Defense Industries, Inc. (c).........      930,410
                                                     ------------
                                                        8,175,276
                                                     ------------

        AIR TRAVEL--2.5%
114,300 Airnet Systems, Inc. (c)....................      941,832
 97,000 Frontier Airlines, Inc. (b) (c).............    1,649,000
580,000 Mesa Air Group, Inc. (b)....................    4,361,600
 27,300 Midwest Express Holdings, Inc. (b) (c)......      398,580
                                                     ------------
                                                        7,351,012
                                                     ------------

        APPAREL & TEXTILES--0.0%
  1,875 Oshkosh B'Gosh, Inc. (b) (c)................       78,638
                                                     ------------

        AUTO PARTS--5.0%
190,100 American Axle & Manufacturing Holdings, Inc.
         (b) (c)....................................    4,064,338
 42,000 Borg Warner Automotive, Inc. (b) (c)........    2,194,500
100,000 Cooper Tire & Rubber Co. (b)................    1,596,000
  9,300 Dura Automotive Systems, Inc. (b)...........      102,300
 36,200 Hawk Corp...................................      130,320
100,200 Intier Automotive, Inc......................    1,275,546
110,000 Lear Corp. (b)..............................    4,195,400
145,000 Tower Automotive, Inc. (b) (c)..............    1,309,350
                                                     ------------
                                                       14,867,754
                                                     ------------

        AUTOMOBILES--2.9%
175,000 Dollar Thrifty Automotive Group (b) (c).....    2,712,500
147,000 Navistar International Corp. (b) (c)........    5,806,500
                                                     ------------
                                                        8,519,000
                                                     ------------

        BANKS--0.9%
  4,400 Astoria Financial Corp. (c).................      116,424
 70,900 Silicon Valley Bancshares (b) (c)...........    1,895,157
 29,400 Staten Island Bancorp, Inc. (b).............      479,514
 21,600 Sun Bancorp, Inc............................      221,616
                                                     ------------
                                                        2,712,711
                                                     ------------

        BROADCASTING--0.2%
 20,000 Westwood One, Inc. (b)......................      601,000
                                                     ------------

        BUILDING & CONSTRUCTION--1.4%
  4,500 Dal Tile International, Inc. (b)............      104,625
113,600 Elcor Chemical Corp.........................    3,156,944

                                                             VALUE
SHARES                                                    (NOTE 1A)

        BUILDING & CONSTRUCTION--(CONTINUED)
 27,300 Nortek, Inc. (b)................................ $    761,670
                                                         ------------
                                                            4,023,239
                                                         ------------

        BUSINESS SERVICES--1.7%
 50,400 Arbitron, Inc. (b)..............................    1,721,160
  2,500 Dun & Bradstreet Corp. (b)......................       88,250
 36,200 Hall Kinion & Associates, Inc. (b)..............      339,556
 28,000 Heidrick & Struggles International, Inc. (b) (c)      508,200
 16,000 NCO Group, Inc. (b) (c).........................      366,400
 90,000 Steelcase, Inc..................................    1,324,800
 32,000 Viad Corp.......................................      757,760
                                                         ------------
                                                            5,106,126
                                                         ------------

        CHEMICALS--5.2%
354,200 Agrium, Inc. (ADR) (c)..........................    3,754,520
  7,000 American Pacific Corp. (c)......................       58,660
 37,000 Cabot Microelectronics Corp. (b) (c)............    2,932,250
  6,000 Cambrex Corp. (b) (c)...........................      261,600
 45,000 IMC Global, Inc.................................      585,000
640,400 Methanex Corp. (b)..............................    3,547,816
 45,000 Minerals Technologies, Inc......................    2,098,800
135,000 Omnova Solutions, Inc...........................      918,000
111,600 PolyOne Corp. (c)...............................    1,093,680
 10,000 Stepan Co.......................................      242,800
                                                         ------------
                                                           15,493,126
                                                         ------------

        COMMUNICATION SERVICES--3.5%
 48,800 A.H. Belo Corp..................................      915,000
 40,000 Catalina Marketing Corp. (b)....................    1,388,000
 10,000 Hispanic Broadcasting Corp. (b).................      255,000
116,000 Hollinger International, Inc. (c)...............    1,357,200
 12,200 Interep National Radio Sales, Inc...............       57,340
100,000 Journal Register Co. (b)........................    2,104,000
195,000 Reader's Digest Association, Inc................    4,500,600
                                                         ------------
                                                           10,577,140
                                                         ------------

        COMMUNICATIONS--0.7%
  8,100 Dycom Industries, Inc. (b) (c)..................      135,351
115,000 Intergrated Electrical Services (b).............      588,800
100,000 Newpark Resources, Inc. (b) (c).................      790,000
 35,000 WH Energy Services, Inc.........................      666,750
                                                         ------------
                                                            2,180,901
                                                         ------------

        COMPUTERS & BUSINESS EQUIPMENT--9.5%
171,000 ATMI, Inc. (b) (c)..............................    4,078,350
100,000 Actel Corp. (b).................................    1,991,000
 10,000 Anixter International, Inc. (b).................      290,100
  5,800 Axcelis Technologies, Inc. (c)..................       74,762
132,000 Brooks Automation, Inc. (b) (c).................    5,368,440


                See accompanying notes to financial statements.

                                    MSF-156

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH AURORA SMALL CAP VALUE

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)


                                                     VALUE
SHARES                                             (NOTE 1A)

        COMPUTERS & BUSINESS EQUIPMENT--(CONTINUED)
 50,000 Chippac, Inc. (c)....................... $     371,000
 20,000 Commscope, Inc. (b).....................       425,400
200,000 Credence Systems Corp. (b) (c)..........     3,714,000
 41,300 Globespan Virata, Inc. (c)..............       534,835
 20,000 Helix Technology Corp. (c)..............       451,000
  3,000 Hutchinson Technology, Inc. (b) (c).....        69,660
 40,000 Kulicke & Soffa Industries, Inc. (b) (c)       686,000
 21,200 MCK Communications, Inc. (b)............        31,376
 20,000 On Semiconductor Corp. (b) (c)..........        41,400
 80,000 Plantronics, Inc. (b) (c)...............     2,051,200
 50,000 Sandisk Corp. (b) (c)...................       720,000
 50,000 Spectrian Corp. (b) (c).................       551,500
200,000 Varian Semiconductor Equipment, Inc. (b)     6,918,000
                                                 -------------
                                                    28,368,023
                                                 -------------

        CONGLOMERATES--2.0%
 68,300 General Maritime Corp...................       683,000
137,500 Gentek, Inc.............................       235,125
  2,800 Nova Measuring Instruments, Ltd.........        11,900
100,000 Tredegar Industries, Inc................     1,900,000
111,500 Valmont Industries, Inc.................     1,612,290
 58,900 Willis Group Holdings, Ltd. (c).........     1,387,095
                                                 -------------
                                                     5,829,410
                                                 -------------

        CONSTRUCTION MATERIALS--0.9%
 57,000 Martin Marietta Materials, Inc. (c).....     2,656,200
                                                 -------------

        CONTAINERS & GLASS--0.8%
130,000 Packaging Corp of America (b)...........     2,359,500
                                                 -------------

        DOMESTIC OIL--3.7%
110,000 Cabot Oil & Gas Corp. (b) (c)...........     2,645,500
 10,500 Clayton Williams (b)....................       137,550
  1,100 Core Laboratories N.V. (ADR) (c)........        15,422
 46,000 Nuevo Energy Co. (b)....................       690,000
257,700 Ocean Energy, Inc. (b)..................     4,947,840
 25,000 Patina Oil & Gas Corp...................       687,500
  9,100 Stone Energy Corp. (b)..................       359,450
  5,500 Tom Brown, Inc. (b).....................       148,555
 22,000 Vintage Petroleum, Inc..................       317,900
 60,000 XTO Energy, Inc. (c)....................     1,050,000
                                                 -------------
                                                    10,999,717
                                                 -------------

        DRUGS & HEALTH CARE--5.3%
237,100 Aradigm Corp. (b) (c)...................     1,683,410
 39,600 Arthrocare Corp. (b) (c)................       710,028
 80,000 Aspect Medical Systems, Inc.............       800,000
 14,000 Atrix Laboratories, Inc. (b)............       288,540
 75,000 Coherent, Inc. (b)......................     2,319,000
190,000 DaVita, Inc. (b)........................     4,645,500

                                                      VALUE
SHARES                                             (NOTE 1A)

        DRUGS & HEALTH CARE--(CONTINUED)
  3,100 Dynacare, Inc. (ADR) (c)................ $      52,359
 49,900 Inhale Therapeutic Systems, Inc. (b) (c)       925,645
155,700 Sangstat Medical Corp. (b) (c)..........     3,057,948
 25,000 Sepracor, Inc. (b) (c)..................     1,426,500
                                                 -------------
                                                    15,908,930
                                                 -------------

        ELECTRIC UTILITIES--0.1%
  1,600 Allegheny Energy, Inc...................        57,952
  4,300 Black Hills Corp. (b)...................       145,512
                                                 -------------
                                                       203,464
                                                 -------------

        ELECTRICAL EQUIPMENT--3.6%
 71,200 Asyst Technologies, Inc. (b) (c)........       908,512
 60,200 BEI Technologies, Inc...................     1,049,888
 60,000 Benchmark Electronics, Inc. (b) (c).....     1,137,600
 30,000 Littelfuse, Inc.........................       787,200
 80,000 MKS Instruments, Inc. (b)...............     2,162,400
  1,500 Opticnet, Inc...........................           120
 20,000 Penn Engineering & Manufacturing Corp...       335,000
  6,800 Plug Power, Inc. (c)....................        59,432
151,400 Technitrol, Inc. (b)....................     4,181,668
 12,000 Thomas & Betts Corp.....................       253,800
                                                 -------------
                                                    10,875,620
                                                 -------------

        ELECTRONICS--3.9%
 10,000 AVX Corp................................       235,900
137,700 Kemet Corp. (b).........................     2,444,175
 40,000 Mattson Technology, Inc. (b)............       352,400
 40,000 Park Electrochemical Corp...............     1,056,000
 28,300 SBS Technologies, Inc. (b)..............       412,331
 30,000 SMTC Corp. (c)..........................        38,700
 77,300 Teledyne Technologies, Inc. (b).........     1,259,217
158,000 Therma Wave, Inc. (b)...................     2,357,360
 95,000 Veeco Industries, Inc. (b) (c)..........     3,424,750
                                                 -------------
                                                    11,580,833
                                                 -------------

        FINANCE & BANKING--0.1%
  4,000 Dime Bancorp, Inc.......................       144,320
                                                 -------------

        FINANCIAL SERVICES--0.2%
 15,000 Moody's Corp............................       597,900
                                                 -------------

        FOOD & BEVERAGES--0.6%
 14,100 Bunge, Ltd. (ADR).......................       328,248
 65,000 Cadiz, Inc. (b).........................       521,300
  6,000 Corn Products International, Inc........       211,500
 50,000 Del Monte Foods Co. (b).................       425,500
  6,000 Zapata Corp. (c)........................       174,000
                                                 -------------
                                                     1,660,548
                                                 -------------


                See accompanying notes to financial statements.

                                    MSF-157

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH AURORA SMALL CAP VALUE

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)

                                                         VALUE
SHARES                                                 (NOTE 1A)

        GAS & PIPELINE UTILITIES--1.6%
 42,000 Patterson-UTI Energy, Inc................... $     979,020
  4,100 Sempra Energy (c)...........................       100,655
 79,700 Sierra Pacific Resources (b) (c)............     1,199,485
 17,000 Western Gas Resources, Inc..................       549,440
120,000 Western Resources, Inc......................     2,064,000
                                                     -------------
                                                         4,892,600
                                                     -------------

        HOTELS & RESTAURANTS--4.0%
 70,000 Argosy Gaming Corp. (b).....................     2,276,400
 50,000 Extended Stay America, Inc. (b).............       820,000
 74,500 Harrah Entertainment, Inc. (b)..............     2,757,245
200,000 Mandalay Resort Group (b) (c)...............     4,280,000
160,000 Station Casinos, Inc. (b) (c)...............     1,790,400
                                                     -------------
                                                        11,924,045
                                                     -------------

        HOUSEHOLD APPLIANCES & HOME FURNISHINGS--0.2%
 15,000 Furniture Brands International, Inc. (b) (c)       480,300
                                                     -------------

        INDUSTRIAL MACHINERY--4.5%
109,800 AGCO Corp...................................     1,732,644
  7,800 CTB International Corp......................        85,020
 32,200 Chase Industries, Inc.......................       294,630
 40,000 Cognex Corp.................................     1,024,400
 34,100 Cummins Engine, Inc. (c)....................     1,314,214
 13,100 Denison International, Plc. (ADR)...........       216,936
 57,000 Esterline Technologies Corp. (b)............       912,570
 23,000 Flowserve Corp. (b).........................       612,030
  2,400 Global Power Equipment Group, Inc. (c)......        36,120
244,000 JLG Industries, Inc.........................     2,598,600
 70,000 Joy Global, Inc. (c)........................     1,176,000
 28,000 Lindsay Manufacturing Co. (c)...............       541,800
  2,700 Manitowoc, Inc. (c).........................        83,970
 10,000 NS Group, Inc. (b)..........................        74,800
 71,200 Osmonics, Inc. (b)..........................       998,224
101,200 Titan International, Inc....................       479,688
 50,000 Trinity Industries, Inc.....................     1,358,500
                                                     -------------
                                                        13,540,146
                                                     -------------

        INSURANCE--4.6%
100,000 ACE, Ltd. (c)...............................     4,015,000
 20,000 Everest Reinsurance Group, Ltd. (c).........     1,414,000
 22,110 Fidelity National Financial, Inc............       548,328
 30,000 Landamerica Financial Group, Inc............       861,000
111,300 Odyssey Re Holdings Corp....................     1,970,010
 54,800 PartnerRe, Ltd. (ADR) (c)...................     2,959,200
 20,000 Renaissancere Holdings......................     1,908,000
                                                     -------------
                                                        13,675,538
                                                     -------------

                                                          VALUE
SHARES                                                 (NOTE 1A)

        INTERNET--0.3%
 55,000 KPMG Consulting, Inc........................ $     911,350
                                                     -------------

        LEISURE--2.7%
 90,000 Championship Auto Racing Teams, Inc. (b) (c)     1,448,100
 73,000 International Game Technology (b) (c).......     4,985,900
  4,000 Six Flags, Inc. (b) (c).....................        61,520
 97,100 Steinway Musical Instructions, Inc. (b).....     1,612,831
                                                     -------------
                                                         8,108,351
                                                     -------------

        MINING--5.8%
100,000 Alaska Steel Holding Corp...................     1,138,000
100,000 Allegheny Technologies, Inc. (b)............     1,675,000
 30,000 Cleveland Cliffs, Inc.......................       549,000
126,000 Peabody Energy Corp. (c)....................     3,551,940
207,000 Phelps Dodge Corp...........................     6,706,800
178,900 Stillwater Mining Co. (b)...................     3,309,650
 44,100 UCAR International, Inc. (b)................       471,870
                                                     -------------
                                                        17,402,260
                                                     -------------

        RADIO--0.1%
 12,700 Cox Radio, Inc. (c).........................       323,596
                                                     -------------

        RAILROADS & EQUIPMENT--1.9%
 97,900 ABC-NACO, Inc. (d)..........................             0
 39,500 GATX Corp...................................     1,284,540
 15,000 Genesee & Wyoming, Inc......................       489,750
312,300 Wabtec Corp.................................     3,841,290
                                                     -------------
                                                         5,615,580
                                                     -------------

        RETAIL--0.9%
 71,600 Big Lots, Inc...............................       744,640
 10,500 Michaels Stores, Inc. (b)...................       345,975
 50,000 The Sports Authority, Inc...................       285,000
 50,000 Whitehall Jewellers, Inc. (b)...............       549,500
 26,000 Wilsons The Leather Experts (b) (c).........       296,660
 13,000 Zale Corp. (b)..............................       544,440
                                                     -------------
                                                         2,766,215
                                                     -------------

        SHIPBUILDING--0.5%
400,000 OMI Corp....................................     1,592,000
                                                     -------------

        SOFTWARE--2.7%
244,500 Earthlink, Inc..............................     2,975,565
  8,000 Electronics For Imaging, Inc. (b)...........       178,480
 81,200 Entergris, Inc..............................       889,952
 64,200 Micros Systems, Inc. (b)....................     1,611,420
 60,000 ProQuest Co. (b)............................     2,034,600
 19,300 Versicor, Inc. (b)..........................       392,755
                                                     -------------
                                                         8,082,772
                                                     -------------


                See accompanying notes to financial statements.

                                    MSF-158

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH AURORA SMALL CAP VALUE

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)
                                             SHORT TERM INVESTMENTS--10.0%



                                               VALUE
SHARES                                       (NOTE 1A)

        TECHNOLOGY--0.4%
100,000 August Technology Corp............. $  1,104,000
                                            ------------

        TRANSPORTATION--0.6%
 52,000 Teekay Shipping Corp. (c)..........    1,812,200
                                            ------------

        TRUCKING & FREIGHT FORWARDING--1.4%
300,000 EGL, Inc. (b) (c)..................    4,185,000
                                            ------------

        UTILITIES--0.1%
202,000 Canadian 88 Energy Corp. (ADR).....      236,340
                                            ------------
        Total Common Stocks
         (Identified Cost $244,740,552)....  267,522,681
                                            ------------
 WARRANTS--0.0%

        FINANCE & BANKING--0.0%
  8,000 Dime Bancorp, Inc..................        1,200
                                            ------------
        Total Warrants
         (Identified Cost $2,532)..........        1,200
                                            ------------

   FACE                                            VALUE
  AMOUNT                                         (NOTE 1A)

            COMMERCIAL PAPER--10.0%
$ 4,948,000 General Electric Capital Corp.
             1.850%, 01/07/02.................. $  4,946,474
 10,000,000 Goldman Sachs Group, L.P.
             1.750%, 01/03/02..................    9,999,028
  6,150,000 Household Finance Corp.
             1.780%, 01/09/02..................    6,147,567
  8,649,000 Verizon Network Fund
             1.920%, 01/09/02..................    8,645,310
                                                ------------
                                                  29,738,379
                                                ------------
            Total Short Term Investments
             (Identified Cost $29,738,379).....   29,738,379
                                                ------------
            Total Investments--99.7%
             (Identified Cost $274,481,463) (a)  297,262,260
            Other assets less liabilities......      884,220
                                                ------------
            TOTAL NET ASSETS--100%............. $298,146,480
                                                ============
(a)Federal Tax Information:
   At December 31, 2001 the net unrealized appreciation on investments based on cost of $274,481,463 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
        investments in which there is an excess of value
        over tax cost........................................ $ 35,692,124
       Aggregate gross unrealized depreciation for all
        investments in which there is an excess of tax cost
        over value...........................................  (12,911,327)
                                                              ------------
       Net unrealized appreciation........................... $ 22,780,797
                                                              ============

(b)Non-Income producing security.
(c)A portion or all of the security was on loan. As of December 31, 2001, the market value of securities loaned was $41,933,779 with collateral backing valued at $44,068,234.
(d)Non-Income producing, issuer filed petition under Chapter 11 of the Federal Bankruptcy Code.

Key to Abbreviations:
ADR--An American Depositary Receipt (ADR) is a certificate issued by a Custodian
     Bank representing the right to receive securities of the foreign issuer described. The value of ADRs is significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.

                                    MSF-159

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIO


 STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2001

       ASSETS
         Investments at value..................             $297,262,260
         Cash..................................                   45,916
         Receivable for:
          Securities sold......................                1,099,101
          Fund shares sold.....................                1,290,284
          Dividends and interest...............                   96,961
          Collateral for securities loaned.....               44,068,234
         Prepaid expense.......................                    1,167
                                                            ------------
           Total Assets........................              343,863,923
       LIABILITIES
         Payable for:
          Fund shares redeemed................. $   271,036
          Securities purchased.................   1,146,353
          Return of collateral for securities
           loaned..............................  44,068,234
         Accrued expenses:
          Management fees......................     205,168
          Service and distribution fees
           Class E.............................         746
          Other expenses.......................      25,906
                                                -----------
           Total Liabilities...................               45,717,443
                                                            ------------
       NET ASSETS..............................             $298,146,480
                                                            ============
         Net assets consist of:
          Capital paid in......................             $273,489,151
          Undistributed net investment
           income..............................                  196,646
          Accumulated net realized gains
           (losses)............................                1,679,886
          Unrealized appreciation
           (depreciation) on investments.......               22,780,797
                                                            ------------
       NET ASSETS..............................             $298,146,480
                                                            ============
       Computation of offering price:
       CLASS A
       Net asset value and redemption price
        per share ($291,426,368 divided by
        20,618,954 shares of beneficial
        interest)..............................             $      14.13
                                                            ============
       CLASS B
       Net asset value and redemption price
        per share ($101 divided by 7 shares
        of beneficial interest)................             $      14.12
                                                            ============
       CLASS E
       Net asset value and redemption price per
        share ($6,720,011 divided by 476,060
        shares of beneficial interest).........             $      14.12
                                                            ============
       Identified cost of investments..........             $274,481,463
                                                            ============

 STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

      INVESTMENT INCOME
        Dividends...............................            $  814,920 (a)
        Interest................................              1,361,570(b)
                                                            -----------
                                                              2,176,490
      EXPENSES
        Management fees......................... $1,593,293
        Service and distribution fees--Class E..      1,504
        Directors' fees and expenses............     11,764
        Custodian...............................    106,500
        Audit and tax services..................     15,326
        Legal...................................        681
        Printing................................    109,662
        Insurance...............................      3,456
        Miscellaneous...........................        749
                                                 ----------
          Total expenses........................              1,842,935
                                                            -----------
      NET INVESTMENT INCOME.....................                333,555
                                                            -----------
      REALIZED AND UNREALIZED GAIN (LOSS)
      Realized gain (loss) on:
        Investments--net........................              2,076,939
      Unrealized appreciation (depreciation) on:
        Investments--net........................             16,889,655
                                                            -----------
      Net gain (loss)...........................             18,966,594
                                                            -----------
      NET INCREASE (DECREASE) IN NET
       ASSETS FROM OPERATIONS...................            $19,300,149
                                                            ===========

(a)Net of foreign taxes of $3,523
(b)Income on securities loaned $53,863

                See accompanying notes to financial statements.

                                    MSF-160

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED    YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,
                                                                         2001        2000 (A)
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $    333,555  $   135,264
  Net realized gain (loss)..........................................    2,076,939      454,704
  Unrealized appreciation (depreciation)............................   16,889,655    5,891,142
                                                                     ------------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   19,300,149    6,481,110
                                                                     ------------  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
   Class A..........................................................     (136,909)    (135,916)
  Net realized gain
   Class A..........................................................     (627,501)    (223,604)
                                                                     ------------  -----------
  TOTAL DISTRIBUTIONS...............................................     (764,410)    (359,520)
                                                                     ------------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  225,232,016   48,257,135
                                                                     ------------  -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  243,767,755   54,378,725

NET ASSETS
  Beginning of the year.............................................   54,378,725            0
                                                                     ------------  -----------
  End of the year................................................... $298,146,480  $54,378,725
                                                                     ============  ===========
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the year................................................... $    196,646  $         0
                                                                     ============  ===========

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                      YEAR ENDED               YEAR ENDED
                                                                   DECEMBER 31, 2001      DECEMBER 31, 2000 (A)
                                                               ------------------------  ----------------------
                                                                 SHARES         $         SHARES         $
                                                               ----------  ------------  ---------  -----------
CLASS A
  Sales....................................................... 18,556,731  $249,430,089  4,619,904  $50,079,216
  Reinvestments...............................................     55,675       764,410     29,325      359,520
  Redemptions................................................. (2,437,863)  (31,214,511)  (204,818)  (2,181,601)
                                                               ----------  ------------  ---------  -----------
  Net increase (decrease)..................................... 16,174,543  $218,979,988  4,444,411  $48,257,135
                                                               ==========  ============  =========  ===========
CLASS B
  Sales.......................................................          7  $        100          0  $         0
  Reinvestments...............................................          0             0          0            0
  Redemptions.................................................          0             0          0            0
                                                               ----------  ------------  ---------  -----------
  Net increase (decrease).....................................          7  $        100          0  $         0
                                                               ==========  ============  =========  ===========
CLASS E
  Sales.......................................................    477,496  $  6,271,598          0  $         0
  Reinvestments...............................................          0             0          0            0
  Redemptions.................................................     (1,436)      (19,670)         0            0
                                                               ----------  ------------  ---------  -----------
  Net increase (decrease).....................................    476,060  $  6,251,928          0  $         0
                                                               ==========  ============  =========  ===========
  Increase (decrease) derived from capital share transactions. 16,650,610  $225,232,016  4,444,411  $48,257,135
                                                               ==========  ============  =========  ===========

(a)Fund commenced operation on July 5, 2000.

                See accompanying notes to financial statements.

                                     MSF-161

METROPOLITAN SERIES FUND, INC.
STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIO

 FINANCIAL HIGHLIGHTS


                                                                                       CLASS A                CLASS B
                                                                             ------------------------      --------------
                                                                                          JULY 5, 2000(A)   MAY 1, 2001(A)
                                                                              YEAR ENDED      THROUGH          THROUGH
                                                                             DECEMBER 31,  DECEMBER 31,      DECEMBER 31,
                                                                                 2001          2000              2001
                                                                             ------------ ---------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................................   $  12.24       $ 10.00         $14.12
                                                                               --------       -------          ------
INCOME FROM INVESTMENT
OPERATIONS
  Net investment income.....................................................       0.02          0.03           0.00
  Net realized and unrealized gain (loss) on investments....................       1.94          2.29           0.00
                                                                               --------       -------          ------
  Total from investment operations..........................................       1.96          2.32           0.00
                                                                               --------       -------          ------
LESS
DISTRIBUTIONS
  Distributions from net investment income..................................      (0.01)        (0.03)           0.00
  Distributions from net realized capital gains.............................      (0.06)        (0.05)           0.00
                                                                               --------       -------           ------
  Total distributions.......................................................      (0.07)        (0.08)           0.00
                                                                               --------       -------           ------
NET ASSET VALUE, END OF PERIOD..............................................   $  14.13       $ 12.24           $14.12
                                                                               ========       =======           ======
TOTAL RETURN (%)............................................................       16.0         23. 2 (b)       0.0 (b)
Ratio of operating expenses to average net assets (%).......................       0.98          1.05 (c)      1.23 (c)
Ratio of net investment income to average net assets (%)....................       0.18          1.12 (c)      0.00 (c)
Portfolio turnover rate (%).................................................         15            24 (c)        15
Net assets, end of period (000).............................................   $291,426       $54,379         $ 0.1
The Ratios of operating expenses to average net assets without giving effect
 to the voluntary expense agreement would have been (%).....................         --          1.34 (c)        --

                                                                                CLASS E
                                                                             --------------
                                                                             MAY 1, 2001(A)
                                                                                THROUGH
                                                                              DECEMBER 31,
                                                                                  2001
                                                                             --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................................     $14.12
                                                                                 ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................................      (0.01)
  Net realized and unrealized gain (loss) on investments....................       0.01
                                                                                 ------
  Total from investment operations..........................................       0.00
                                                                                 ------
LESS DISTRIBUTIONS
  Distributions from net investment income..................................       0.00
  Distributions from net realized capital gains.............................       0.00
                                                                                 ------
  Total distributions.......................................................       0.00
                                                                                 ------
NET ASSET VALUE, END OF PERIOD..............................................     $14.12
                                                                                 ======
TOTAL RETURN (%)............................................................        0.0 (b)
Ratio of operating expenses to average net assets (%).......................       1.13 (c)
Ratio of net investment income to average net assets (%)....................      (0.25)(c)
Portfolio turnover rate (%).................................................         15
Net assets, end of period (000).............................................     $6,720
The Ratios of operating expenses to average net assets without giving effect
 to the voluntary expense agreement would have been (%).....................         --

(a)Commencement of operations.
(b)Periods  less  than  one  year  are  not  computed  on an  annualized  basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                     MSF-162

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS



 INVESTMENT OBJECTIVE
 TO ACHIEVE LONG-TERM CAPITAL GROWTH.

 INCEPTION DATE  3/3/97

 ASSET CLASS
 SMALL CAP STOCKS

 NET ASSETS
 $298.7 MILLION

 PORTFOLIO  MANAGER
 PAUL W. WOJCIK

PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2001, the Class A shares of the T. Rowe Price Small Cap Portfolio returned -9.0%, while its benchmark, the Russell 2000(R) Growth Index/13/, returned -9.2% for the same time period. The average return of the portfolio's peer group, the Lipper Variable Insurance Products Mid Cap Growth Funds universe/15/, was -23.3% for the same period. During the year, our broad diversification helped temper the portfolio's negative returns through September, while our commitment to staying fully invested allowed us to participate in the fourth-quarter rally.

PORTFOLIO ACTIVITY
Small-cap growth stocks declined in the first three-quarters of 2001, but they pared their losses with a sharp fourth-quarter rally. For the year, small-cap shares outperformed large, but value stocks surpassed growth. Your portfolio returned -5.6% and -9.0% in the six- and 12-month periods ending December 31, 2001, respectively, outperforming its benchmarks.

MARKET ENVIRONMENT
Economic news was discouraging all year. Unemployment rose to 5.8%, GDP shrank at an annualized rate of 1.3% in the third quarter, and the National Bureau of Economic Research -- a group of economists that tracks U.S. business cycles -- reported that the economy slipped into a recession in March.

The fragile economy and the need for increased liquidity following the September 11 terrorist attacks prompted the Federal Reserve to reduce short-term rates to their lowest levels in 40 years. Since the end of 2000, the Fed cut the federal funds target rate -- a benchmark for various lending rates --11 times, from 6.50% to 1.75%.

PORTFOLIO REVIEW
Technology shares extended their declines from the prior year. In the health care sector, biotechnology and pharmaceutical firms were lackluster, but providers of health care equipment and supplies performed well. The consumer discretionary sector performed the best as the stocks of restaurants and retailers posted solid returns for the year.

PORTFOLIO OUTLOOK/A/
We believe the economy will emerge from recession in 2002 and strengthen over the next few years. In addition, we are optimistic that small-cap and growth stocks will extend their recent out performance into 2002 and beyond. Historically, smaller companies have enjoyed greater earnings acceleration than larger companies following a recession, and we would expect these greater profits to be rewarded with higher stock prices.

                              PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2001


                                                    % OF TOTAL
                 SECURITY                           NET ASSETS
                 ---------------------------------------------

                 CORPORATE EXECUTIVE BOARD CO......    0.9%
                 TECHNE CORP.......................    0.9
                 ACCREDO HEALTH, INC...............    0.8
                 PATTERSON-UTI ENERGY, INC.........    0.8
                 IRON MOUNTAIN, INC................    0.8
                 FORWARD AIR CORP..................    0.7
                 ATMI, INC.........................    0.7
                 METTLER TOLEDO INTERNATIONAL, INC.    0.7
                 SCP POOL CORP.....................    0.7
                 CEC ENTERTAINMENT, INC............    0.7



  A $10,000 INVESTMENT COMPARED TO THE RUSSELL 2000 GROWTH INDEX SINCE 3/3/97


                                     [CHART]

              T Rowe Price         Russell 2000
             Small Cap Growth      Growth Index
                --------            --------
3/97             10,000              10,000
12/97            11,881              11,728
12/98            12,291              11,872
12/99            15,732              16,988
12/00            14,302              13,177
12/01            13,011              11,961


--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                            AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                      T. ROWE PRICE          RUSSELL
                                SMALL CAP GROWTH PORTFOLIO 2000 GROWTH
                                 CLASS A          CLASS E     INDEX

                1 Year           -9.0%             N/A        -9.2%
                3 Years           1.9              N/A         0.3
                Since Inception   5.6             -3.4(a)      3.8

--------------------------------------------------------------------------------

(a)Inception date was May 1, 2001.
 Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                See footnotes to Portfolio Manager Commentary.

                                     MSF-163

METROPOLITAN SERIES FUND, INC.
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--101.0% OF TOTAL NET ASSETS


                                                 VALUE
SHARES                                         (NOTE 1A)
       AEROSPACE & DEFENSE--0.5%
24,400 Mercury Computer Systems, Inc. (b)..... $  954,284
40,200 Remec, Inc. (b)........................    401,598
                                               ----------
                                                1,355,882
                                               ----------

       AIR TRAVEL--0.4%
 9,700 Mesaba Holdings, Inc. (b)..............     69,064
45,500 Skywest, Inc...........................  1,157,975
                                               ----------
                                                1,227,039
                                               ----------

       APPAREL & TEXTILES--1.4%
14,600 Fossil, Inc. (b).......................    306,600
93,150 Quiksilver, Inc. (b)...................  1,602,180
46,900 Skechers U. S. A., Inc. (b) (c)........    685,678
22,400 Timberland Co. (b).....................    830,592
48,300 Van's, Inc. (b)........................    615,342
                                               ----------
                                                4,040,392
                                               ----------

       AUTO PARTS--0.2%
23,900 Gentex Corp. (b).......................    638,847
                                               ----------

       BANKS--3.2%
16,600 Boston Private Financial Holdings, Inc.    366,362
19,600 City National Corp.....................    918,260
41,068 Commerce Bancorp, Inc. (b).............  1,615,615
35,200 Community First Bankshares, Inc. (b)...    904,288
12,500 East West Bancorp, Inc. (b)............    321,875
25,400 National Commerce Financial Corp.......    642,620
41,600 Silicon Valley Bancshares (b)..........  1,111,968
40,800 Southwest Bancorp (b)..................  1,235,016
87,750 Sterling Bancshares, Inc. (b)..........  1,098,630
42,700 UCBH Holdings, Inc.....................  1,214,388
                                               ----------
                                                9,429,022
                                               ----------

       BIOTECHNOLOGY--1.9%
 7,200 Cell Genesys, Inc. (c).................    167,328
25,100 Enzon, Inc. (b) (c)....................  1,412,628
 3,456 Imclone Systems, Inc. (c)..............    160,566
27,500 Invitrogen Corp. (b) (c)...............  1,703,075
20,800 Protein Design Laboratories, Inc. (b)..    682,240
74,400 Serologicals Corp. (b).................  1,599,600
                                               ----------
                                                5,725,437
                                               ----------

       BROADCASTING--2.0%
41,800 Cox Radio, Inc.........................  1,065,064
28,700 Entercom Communications Corp. (b)......  1,435,000
10,100 Insight Communications, Inc. (b).......    244,016
19,600 Radio One, Inc. (b) (c)................    362,012
84,900 Radio One, Inc. (Class D) (b) (c)......  1,529,049
48,700 Regent Communications, Inc. (b)........    328,725
33,300 Westwood One, Inc. (b).................  1,000,665
                                               ----------
                                                5,964,531
                                               ----------

                                                         VALUE
SHARES                                                 (NOTE 1A)
      BUILDING & CONSTRUCTION--1.2%
63,700 Insituform Technologies, Inc. (b) (c)......... $ 1,629,446
14,800 Simpson Manufacturing, Inc. (b)...............     848,040
76,100 Watsco, Inc...................................   1,080,620
                                                      -----------
                                                        3,558,106
                                                      -----------

       BUSINESS SERVICES--7.7%
20,900 Apollo Group, Inc.............................     681,131
37,700 Bright Horizons Family Solutions (b)..........   1,055,223
16,700 Career Education Corp. (b)....................     572,476
40,950 ChoicePoint, Inc. (b).........................   2,075,755
76,300 Corporate Executive Board Co. (b).............   2,800,210
47,200 Devry, Inc. (b)...............................   1,342,840
10,100 Education Management Corp. (b)................     366,125
69,000 Exult, Inc. (c)...............................   1,107,450
42,500 F.Y.I., Inc. (b)..............................   1,423,750
61,400 FactSet Research Systems, Inc. (c)............   2,145,930
11,300 G & K Services................................     364,990
49,100 Getty Images, Inc. (b)........................   1,128,318
12,560 Global Payments, Inc..........................     432,064
51,300 Iron Mountain, Inc............................   2,246,940
43,650 Meta Group, Inc. (b)..........................      95,594
16,600 Mobile Mini, Inc. (b).........................     649,392
18,500 On Assignment, Inc. (b).......................     424,945
41,900 Professional Staff, Plc.......................      92,180
32,400 Teletech Holdings, Inc. (b)...................     464,292
50,391 Tetra Technologies, Inc. (b)..................   1,003,290
29,000 The Bisys Group, Inc. (b).....................   1,855,710
17,200 Valassis Communications, Inc. (b).............     612,664
                                                      -----------
                                                       22,941,269
                                                      -----------

       CHEMICALS--1.3%
10,700 Cabot Corp....................................     381,990
25,573 Cabot Microelectronics Corp. (b) (c)..........   2,026,660
21,800 OM Group, Inc.................................   1,442,942
                                                      -----------
                                                        3,851,592
                                                      -----------

       COMMUNICATION SERVICES--3.2%
22,600 Airgate PCS, Inc. (b) (c).....................   1,029,430
30,600 Catalina Marketing Corp. (b)..................   1,061,820
18,600 Emmis Communications Corp. (b)................     439,704
10,500 Hispanic Broadcasting Corp. (b)...............     267,750
17,700 Lamar Advertising Co..........................     749,418
29,300 Macrovision Corp. (b).........................   1,031,946
31,400 Millicom International Cellular S.A. (ADR) (c)     381,510
40,100 Price Communications Corp. (b)................     765,509
21,800 SBA Communcations Corp. (b)...................     283,836
34,900 Scholastic Corp. (b)..........................   1,756,517
24,700 Spanish Broadcasting Systems, Inc. (b)........     244,283
18,700 Triton PCS Holdings, Inc......................     548,845


                See accompanying notes to financial statements.

                                     MSF-164

METROPOLITAN SERIES FUND, INC.
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)



                                                    VALUE
SHARES                                            (NOTE 1A)
        COMMUNICATION SERVICES--(CONTINUED)

 26,300 Western Multiplex Corp. (b).............. $  142,020
 27,300 Western Wireless Corp....................    771,225
                                                  ----------
                                                   9,473,813
                                                  ----------

        COMMUNICATIONS--2.6%
 33,200 Cal Dive International, Inc. (b).........    819,376
 12,900 Cooper Cameron Corp. (b).................    520,644
 64,100 Core Laboratories N.V. (ADR) (c).........    898,682
 78,425 Dycom Industries, Inc. (b) (c)...........  1,310,482
 40,700 Global Industries, Inc...................    362,230
 20,700 Grey Wolf, Inc. (b)......................     61,479
 37,600 Lone Star Technologies, Inc. (b).........    661,760
123,500 Pride International, Inc.................  1,864,850
 32,850 Quanta Services, Inc. (b)................    506,875
 33,000 Veritas DGC, Inc. (ADR) (b) (c)..........    610,500
                                                  ----------
                                                   7,616,878
                                                  ----------

        COMPUTERS & BUSINESS EQUIPMENT--9.0%
 92,500 ATMI, Inc. (b) (c).......................  2,206,125
 15,000 AXT, Inc. (b)............................    216,450
 12,800 Alliance Semiconductor Corp. (b).........    154,624
 50,000 Alpha Industries, Inc. (b) (c)...........  1,090,000
 33,200 Audio Codes, Ltd.........................    187,580
 31,300 Brooks Automation, Inc. (b)..............  1,272,971
 25,700 Commscope, Inc. (b)......................    546,639
 46,000 Cymer, Inc. (b)..........................  1,229,580
 31,700 DMC Stratex Networks, Inc. (b)...........    246,626
  6,834 Globespan Virata, Inc. (c)...............     88,500
 40,431 Harmonic, Inc. (b).......................    485,981
 82,500 Integrated Silicon Solutions, Inc. (b)...  1,009,800
 44,800 Intermediate Telephone, Inc. (c).........    861,056
  8,400 L-3 Communications Holdings, Inc. (b) (c)    756,000
 32,300 LTX Corp. (b)............................    676,362
 60,600 Lattice Semiconductor Corp. (b)..........  1,246,542
  6,775 Maxim Integrated Products, Inc. (b)......    355,755
 46,300 Micrel, Inc. (b).........................  1,214,449
  4,900 Microchip Technology, Inc. (b)...........    189,826
 20,900 Oak Technology, Inc. (b).................    287,375
 32,300 PRI Automation, Inc. (b).................    660,535
 52,400 Pericom Semiconductor Corp. (b)..........    759,800
 63,700 Plantronics, Inc. (b)....................  1,633,268
 61,893 Polycom, Inc. (b)........................  2,108,695
 33,500 Powerwave Technologies, Inc. (b).........    578,880
 68,800 Proxim, Inc. (b) (c).....................    682,496
 20,400 Sandisk Corp. (b)........................    293,760
 18,700 Semtech Corp. (b)........................    667,403
 64,100 Silicon Storage Technology, Inc. (b).....    617,924
 27,100 SonicBlue, Inc. (b)......................    109,484
 55,300 SonicWall, Inc. (b) (c)..................  1,075,032
 50,400 Transwitch Corp. (b).....................    226,800

                                                    VALUE
SHARES                                            (NOTE 1A)
        COMPUTERS & BUSINESS EQUIPMENT--(CONTINUED)
 26,900 Turnstone Systems, Inc. (b)............. $   106,793
 26,300 Varian Semiconductor Equipment, Inc. (b)     909,717
 21,800 Viasat, Inc. (b)........................     340,080
 34,730 Zebra Technologies Corp. (b)............   1,927,862
                                                 -----------
                                                  27,020,770
                                                 -----------

        CONSTRUCTION MATERIALS--0.2%
 12,400 Carlisle Cos., Inc......................     458,552
                                                 -----------

        DOMESTIC OIL--2.4%
 65,100 Cabot Oil & Gas Corp. (b)...............   1,565,655
 37,200 National-Oilwell, Inc. (b)..............     766,692
 31,300 Spinnaker Exploration Co. (b)...........   1,288,308
 28,500 Stone Energy Corp. (b)..................   1,125,750
 46,000 Tom Brown, Inc. (b).....................   1,242,460
 67,200 XTO Energy, Inc.........................   1,176,000
                                                 -----------
                                                   7,164,865
                                                 -----------

        DRUGS & HEALTH CARE--20.4%
 28,900 Abgenix, Inc............................     972,196
 58,300 Accredo Health, Inc. (b)................   2,314,510
 41,400 AdvancePCS..............................   1,215,090
 13,900 Affymetrix, Inc. (c)....................     524,725
 28,500 Albany Molecular Research, Inc. (b).....     754,965
 36,100 Alkermes, Inc. (c)......................     951,596
  8,400 American Medical Systems Holdings (b)...     173,796
 39,900 Ameripath, Inc. (b) (c).................   1,287,174
 27,000 Apogent Technologies, Inc...............     696,600
 12,200 Aviron (b) (c)..........................     606,706
 13,500 Bruker Daltonics, Inc. (c)..............     220,725
 15,000 COR Therapeutics, Inc. (b) (c)..........     358,950
 59,700 Caremark RX, Inc. (b)...................     973,707
 16,800 Celgene Corp. (c).......................     536,256
 26,073 Cephalon, Inc. (b) (c)..................   1,970,728
 21,000 Cima Laboratories, Inc. (b).............     759,150
 27,900 Coherent, Inc. (b)......................     862,668
 16,100 Cubist Pharmaceuticals, Inc. (b) (c)....     578,956
  8,400 Cyberonics, Inc. (b)....................     222,852
 41,800 Cytyc Corp. (b).........................   1,090,980
 10,000 DaVita, Inc. (b)........................     244,500
  9,100 Datascope Corp..........................     308,672
 69,000 Deltagen, Inc. (c)......................     634,800
 16,700 Dentsply International, Inc.............     838,340
 13,800 Duane Reade, Inc. (b)...................     418,830
 33,500 Eclipsys Corp. (b)......................     561,125
 18,300 Exelixis, Inc. (b) (c)..................     304,146
 21,800 Express Scripts, Inc. (b) (c)...........   1,019,368
 79,900 First Health Group Corp. (b)............   1,976,726
 16,600 Gilead Sciences, Inc. (b)...............   1,090,952
123,700 Hooper Holmes, Inc......................   1,107,115


                See accompanying notes to financial statements.

                                     MSF-165

METROPOLITAN SERIES FUND, INC.
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)


                                                            VALUE
SHARES                                                   (NOTE 1A)
       DRUGS & HEALTH CARE--(CONTINUED)
17,100 Human Genome Sciences, Inc. (b)................. $   576,612
29,200 ICU Medical, Inc. (b) (c).......................   1,299,400
52,700 Incyte Genomics, Inc. (b).......................   1,024,488
26,800 Inhale Therapeutic Systems, Inc. (b) (c)........     497,140
38,750 KV Pharmaceutical Co. (b).......................   1,143,125
11,314 King Pharmaceuticals, Inc. (b)..................     476,659
48,600 Lifepoint Hospitals, Inc. (b) (c)...............   1,654,344
20,900 Ligand Pharmaceuticals, Inc. (Class B) (b)......     374,110
49,600 Lincare Holdings, Inc. (b)......................   1,421,040
19,500 Manor Care, Inc. (b)............................     462,345
34,200 Medarex, Inc....................................     614,232
25,700 Medicis Pharmaceutical Corp. (b)................   1,659,963
15,000 Mentor Corp.....................................     428,400
11,300 Myriad Genetics, Inc. (b).......................     594,832
30,900 NPS Pharmaceuticals, Inc. (b)...................   1,183,470
 7,000 Neose Technologies, Inc. (b) (c)................     256,340
38,200 Neurocrine Biosciences, Inc. (b)................   1,960,042
10,500 Noven Pharmaceuticals, Inc. (b).................     186,375
 7,700 OSI Pharmaceuticals, Inc........................     352,198
53,600 Omnicare, Inc...................................   1,333,568
41,900 Patterson Dental Co.............................   1,714,967
35,600 Priority Healthcare Corp. (Class B) (b).........   1,252,764
56,250 Province Healthcare Co. (c).....................   1,735,875
 6,100 Regeneron Pharmaceuticals, Inc. (b).............     171,776
31,800 ResMed, Inc. (b) (c)............................   1,714,656
22,162 Shire Pharmaceuticals Group, Plc. (ADR) (b).....     811,129
13,000 Sicor, Inc. (b).................................     203,840
29,800 Specialty Laboratories, Inc. (b) (c)............     819,202
75,100 Techne Corp. (b)................................   2,767,435
20,600 Triad Hospitals, Inc. (b).......................     604,610
80,700 Triangle Pharmaceuticals, Inc. (b) (c)..........     323,607
11,000 Trimeris, Inc. (b)..............................     494,670
41,800 Unilab Corp.....................................   1,049,180
50,200 United Surgical Partners International, Inc. (c)   1,061,730
38,800 Universal Health Services, Inc. (Class B) (b)...   1,659,864
30,070 Vertex Pharmaceuticals, Inc. (b)................     739,421
24,000 Vical, Inc. (b).................................     293,760
18,100 Viropharma, Inc. (b) (c)........................     415,395
                                                        -----------
                                                         60,909,468
                                                        -----------

       ELECTRIC UTILITIES--0.3%
28,600 Calpine Corp. (b) (c)...........................     480,194
41,800 Key Energy Services, Inc. (b)...................     384,560
                                                        -----------
                                                            864,754
                                                        -----------

       ELECTRICAL EQUIPMENT--1.5%
25,900 Anaren Microwave, Inc. (b)......................     448,588
16,400 Artesyn Technologies, Inc. (b) (c)..............     152,684
14,600 Asyst Technologies, Inc. (b) (c)................     186,296
16,200 CTS Corp........................................     257,580
10,966 MKS Instruments, Inc. (b).......................     296,411
54,200 Plexus Corp. (b)................................   1,439,552

                                                  VALUE
SHARES                                          (NOTE 1A)
       ELECTRICAL EQUIPMENT--(CONTINUED)
48,600 Technitrol, Inc. (b)................... $ 1,342,332
12,100 Triumph Group, Inc. (b)................     393,250
                                               -----------
                                                 4,516,693
                                               -----------

       ELECTRONICS--4.6%
41,000 Cohu, Inc..............................     809,750
33,900 Cree, Inc. (b) (c).....................     998,694
21,400 DDI Corp. (b)..........................     210,576
34,600 Exar Corp. (b).........................     721,410
31,000 Harman International Industries, Inc...   1,398,100
 8,100 Hawaiian Electric Industries, Inc......     117,207
34,100 Intersil Holding Corp..................   1,099,725
32,200 Kemet Corp. (b)........................     571,550
20,900 Kopin Corp. (b) (c)....................     292,600
42,100 Mettler Toledo International, Inc. (b).   2,182,885
30,400 Newport Corp...........................     586,112
50,300 Pixelworks, Inc. (b)...................     807,818
 9,600 Quicklogic Corp. (b)...................      48,000
24,400 SBS Technologies, Inc. (b).............     355,508
58,300 Symyx Technologies, Inc. (b)...........   1,238,292
43,300 Varian, Inc. (b).......................   1,404,652
24,800 Waters Corp. (b).......................     961,000
                                               -----------
                                                13,803,879
                                               -----------

       FINANCIAL SERVICES--3.6%
30,100 Affiliated Managers Group, Inc. (b) (c)   2,121,448
37,500 Americredit Corp. (b) (c)..............   1,183,125
27,900 Eaton Vance Corp.......................     991,845
39,600 Investment Technology Group, Inc. (b)..   1,547,172
19,300 Investors Financial Services Corp......   1,277,853
23,366 Legg Mason, Inc........................   1,167,833
25,950 Metris Cos., Inc. (c)..................     667,174
37,900 Triad Guaranty, Inc. (b)...............   1,374,633
13,000 Waddell & Reed Financial, Inc..........     418,600
                                               -----------
                                                10,749,683
                                               -----------

       FOOD & BEVERAGES--1.7%
10,700 American Italian Pasta Co. (b).........     449,721
 7,200 Delta & Pine Land Co...................     162,936
27,400 Dreyer's Grand Ice Cream, Inc..........   1,055,174
45,300 Performance Food Group Co. (b).........   1,593,201
21,800 Smithfield Foods, Inc. (b).............     480,472
14,500 Tootsie Roll Industries, Inc...........     566,660
18,600 Whole Foods Market, Inc. (b)...........     810,216
                                               -----------
                                                 5,118,380
                                               -----------

       GAS & PIPELINE UTILITIES--0.8%
99,100 Patterson-UTI Energy, Inc..............   2,310,021
                                               -----------


                See accompanying notes to financial statements.

                                     MSF-166

METROPOLITAN SERIES FUND, INC.
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)



                                                  VALUE
SHARES                                          (NOTE 1A)
       HOTELS & RESTAURANTS--2.7%
 8,300 AFC Enterprises, Inc. (b)............... $  235,637
25,000 Buca, Inc. (b) (c)......................    405,250
49,900 CEC Entertainment, Inc. (b).............  2,165,161
21,900 International Speedway Corp. (c)........    856,290
19,700 P.F. Chang's China Bistro, Inc. (b) (c).    931,810
34,050 Rare Hospitality International, Inc. (b)    767,487
40,700 Sonic Corp. (b).........................  1,465,200
37,200 The Cheesecake Factory (b)..............  1,293,444
                                                ----------
                                                 8,120,279
                                                ----------

       HOUSEHOLD APPLIANCES & HOME FURNISHINGS--1.0%
10,500 D.R. Horton, Inc. (c)...................    340,830
 4,000 Ethan Allen Interiors, Inc..............    166,360
 8,400 KB HOME.................................    336,840
23,800 Mohawk Industries, Inc. (b) (c).........  1,306,144
 8,400 Schuler Homes, Inc. (b).................    166,740
13,400 The Topps Co. (b).......................    162,810
13,300 Toll Brothers, Inc. (b) (c).............    583,870
                                                ----------
                                                 3,063,594
                                                ----------

       INDUSTRIAL MACHINERY--0.9%
41,700 Cognex Corp.............................  1,067,937
36,300 Dionex Corp. (b)........................    926,013
27,500 Maverick Tube Corp. (b).................    356,125
26,200 Terex Corp. (b).........................    459,548
                                                ----------
                                                 2,809,623
                                                ----------

       INSURANCE--1.7%
 6,800 Annuity & Life RE Holdings, Ltd. (c)....    170,748
16,600 Arthur J. Gallagher & Co................    572,534
23,200 Brown & Brown, Inc. (b).................    633,360
30,670 Radian Group, Inc.......................  1,317,277

32,900 Stancorp Financial Group, Inc...... 1,554,525
13,900 The PMI Group, Inc.................   931,439
                                           ---------
                                           5,179,883
                                           ---------

       INTERNET--0.5%
11,900 Internet Security Systems, Inc. (c)   381,514
16,650 RSA Security, Inc. (c).............   290,709
79,400 Register.com, Inc. (b).............   913,100
                                           ---------
                                           1,585,323
                                           ---------

       LEISURE--1.3%
41,800 JAKKS Pacific, Inc. (b)............   792,110
78,900 SCP Pool Corp. (b)................. 2,165,805
52,000 Six Flags, Inc. (b) (c)............   799,760
                                           ---------
                                           3,757,675
                                           ---------
                                   VALUE
SHARES                                         (NOTE 1A)
       MEDICAL LABORATORIES--0.1%
10,400 IDEXX Laboratories, Inc. (b)........... $  296,504
                                               ----------

       MINING--0.4%
33,400 Shaw Group, Inc. (b) (c)...............    784,900
26,400 Stillwater Mining Co. (b)..............    488,400
                                               ----------
                                                1,273,300
                                               ----------

       PETROLEUM SERVICES--0.4%
25,200 BJ Services Co.........................    817,740
 6,000 Smith International, Inc. (b)..........    321,720
                                               ----------
                                                1,139,460
                                               ----------

       POLLUTION CONTROL--0.0%
15,464 Catalytica Energy Systems, Inc. (b)....     70,670
                                               ----------

       RAILROADS & EQUIPMENT--0.4%
45,600 C.H. Robinson Worldwide, Inc...........  1,318,524
                                               ----------

       REAL ESTATE--0.0%
11,500 Trammell Crow Co. (b)..................    134,550
                                               ----------

       REAL ESTATE INVESTMENT TRUST--0.6%
16,753 Apartment Investment & Management Co...    766,115
48,400 Catellus Development Corp. (b).........    890,560
                                               ----------
                                                1,656,675
                                               ----------

       RETAIL--7.0%
12,500 Abercrombie & Fitch Co. (b)............    331,625
47,100 American Eagle Outfitters, Inc. (b) (c)  1,232,607
 9,200 Ann Taylor Stores Corp. (b)............    322,000
45,500 Casey's General Stores, Inc............    677,950
38,000 Copart, Inc. (b).......................  1,382,060
65,950 Cost Plus, Inc. (b)....................  1,747,675
28,450 Dollar Tree Stores, Inc. (b)...........    879,389
28,300 Family Dollar Stores, Inc. (b).........    848,434
41,800 Group 1 Automotive, Inc. (b)...........  1,191,718
31,836 Insight Enterprises, Inc. (b)..........    783,166
22,300 Linens' n Things, Inc. (b).............    568,650
24,300 MSC Industrial Direct Co. (b)..........    479,925
33,000 Michaels Stores, Inc. (b)..............  1,087,350
57,600 O'Reilly Automotive, Inc. (b)..........  2,100,672
31,125 Pacific Sunwear of California (b)......    635,573
12,500 Ross Stores, Inc.......................    401,000
35,550 The Men's Wearhouse, Inc. (b) (c)......    734,107
23,000 The Talbots, Inc.......................    833,750
57,400 Too, Inc. (b)..........................  1,578,500


                See accompanying notes to financial statements.

                                     MSF-167

METROPOLITAN SERIES FUND, INC.
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)



                                                     VALUE
SHARES                                             (NOTE 1A)
       RETAIL--(CONTINUED)
63,900 Tweeter Home Entertainment Group, Inc. (b) $ 1,853,100
19,000 Ultimate Electronics, Inc. (b)............     570,000
12,500 Williams-Sonoma, Inc. (b) (c).............     536,250
                                                  -----------
                                                   20,775,501
                                                  -----------

       SEMICONDUCTORS--0.1%
33,420 TriQuint Semiconductor, Inc. (b)..........     409,729
                                                  -----------


        SOFTWARE--12.1%
111,900 Actuate Corp. (b).....................   589,713
 15,100 Advent Software, Inc. (b) (c).........   754,245
 14,900 Affiliated Computer Services, Inc. (b) 1,581,337
 17,400 Aspen Technology, Inc. (b)............   292,320
 38,025 Avocent Corp. (b).....................   922,106
 36,650 Barra, Inc. (b)....................... 1,725,849
 31,600 Concord Communications, Inc. (b)......   652,540
 33,200 Dendrite International, Inc...........   465,796
 87,800 Digital Insight Corp. (b)............. 1,963,208
 66,900 Earthlink, Inc........................   814,173
  7,000 Echelon Corp..........................    99,120
  8,800 Electronic Arts, Inc. (b).............   527,560
 52,600 Embarcadero Technologies, Inc. (b) (c) 1,272,920
 29,800 Fair Issac & Co., Inc................. 1,877,996
 73,100 Forrester Research, Inc. (b).......... 1,472,234
 24,400 HNC Software, Inc. (b) (c)............   502,640
 27,475 Hyperion Solutions Corp. (b)..........   545,654
 48,400 Informatica Corp......................   702,284
 20,900 Interwoven, Inc. (b)..................   203,566
 16,700 Jack Henry & Associates, Inc..........   364,728
 14,600 Keynote Systems, Inc..................   136,510
 35,200 Liberate Technologies (b) (c).........   404,096
 21,000 Macromedia, Inc. (b)..................   373,800
 66,300 MatrixOne, Inc. (b)...................   861,237
 17,300 Mercury Interactive Corp. (b).........   587,854
 22,800 Micromuse, Inc. (b)...................   342,000
 39,574 National Instruments Corp. (b) (c).... 1,482,442
 35,250 Netegrity, Inc. (b)...................   682,440
 19,200 Nvidia Corp. (b)...................... 1,284,480
 33,367 Openwave Systems, Inc.................   326,663
 69,100 Packeteer, Inc. (b)...................   509,267
 83,410 Peregrine Systems, Inc. (b)........... 1,236,970
 39,600 Precise Software Solutions, Ltd.......   818,136

                                                      VALUE
  SHARES                                            (NOTE 1A)
            SOFTWARE--(CONTINUED)
     43,250 Radiant Systems, Inc. (b)............. $    497,375
     16,000 Retek, Inc. (b).......................      477,920
      7,200 SeaChange International, Inc. (b).....      245,664
     58,600 Serena Software, Inc. (b).............    1,273,964
     25,200 Smartforce Pub Ltd., Co...............      623,700
     26,300 Stellent, Inc. (c)....................      777,428
     64,500 Sybase, Inc. (b)......................    1,016,520
     15,200 Symantec Corp. (b) (c)................    1,008,216
     20,900 THQ, Inc. (b).........................    1,013,023
     10,100 Titan Corp. (b).......................      251,995
     65,300 Verity, Inc. (b)......................    1,322,325
     35,300 Websense, Inc. (b)....................    1,132,071
     16,700 Zomax Optical Media, Inc. (b).........      133,433
                                                   ------------
                                                     36,149,518
                                                   ------------

            TECHNOLOGY--0.2%
     17,800 Optimal Robotics Corp. (c)............      631,010
                                                   ------------

            TRUCKING & FREIGHT FORWARDING--1.5%
     22,100 Expeditors International of Washington
             Inc..................................    1,258,595
     65,900 Forward Air Corp. (b) (c).............    2,235,328
     56,800 UTI Worldwide, Inc....................    1,111,576
                                                   ------------
                                                      4,605,499
                                                   ------------
            Total Common Stocks
             (Identified Cost $296,028,932).......  301,717,190
                                                   ------------
 SHORT TERM INVESTMENTS--3.5%

   FACE
  AMOUNT
            MONEY MARKET FUNDS--3.5%
$10,346,079 T. Rowe Price Reserve Investment Fund. $ 10,346,079
                                                   ------------
            Total Short Term Investments
             (Identified Cost $10,346,079)........   10,346,079
                                                   ------------
            Total Investments--104.5%
             (Identified Cost $306,375,011) (a)...  312,063,269
            Other assets less liabilities.........  (13,364,166)
                                                   ------------
            TOTAL NET ASSETS--100%................ $298,699,103
                                                   ============

                See accompanying notes to financial statements.

                                     MSF-168

METROPOLITAN SERIES FUND, INC.
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 NOTES TO PORTFOLIO OF INVESTMENTS


(a)Federal Tax Information:
   At December 31, 2001 the net unrealized appreciation on investments based on cost of $308,199,584 for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost  $  55,185,736
Aggregate gross unrealized depreciation  for all  investments in which there is an excess of tax cost over value  (51,322,051)
                                                                                                                   ------------
Net unrealized appreciation...................................................................................   $  3,863,685
                                                                                                                   ============

(b)Non-Income producing security.
(c)A portion or all of the security was on loan. As of December 31, 2001, the market value of securities loaned was $27,870,500 with collateral backing valued at $29,280,772.

Key to Abbreviations:
ADR--An American Depositary Receipt (ADR) is a certificate issued by a Custodian
     Bank representing the right to receive securities of the foreign issuer described. The value of ADRs is significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.

                                     MSF-169

METROPOLITAN SERIES FUND, INC.
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

 STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2001


ASSETS
 Investments at value..................................             $312,063,269
 Cash..................................................                   12,012
 Receivable for:
   Securities sold.....................................                1,126,531
   Fund shares sold....................................                    4,297
   Dividends and interest..............................                   41,607
   Collateral on securities loaned.....................               29,280,772
 Prepaid expenses......................................                    1,796
                                                                    ------------
    Total Assets.......................................              342,530,284
LIABILITIES
 Payable for:
   Fund shares redeemed................................ $14,391,372
   Return of collateral for securities loaned..........  29,280,772
 Accrued expenses:
   Management fees.....................................     130,617
   Other expenses......................................      28,420
                                                        -----------
    Total Liabilities..................................               43,831,181
                                                                    ------------
NET ASSETS.............................................             $298,699,103
                                                                    ============
 Net assets consist of:
   Capital paid in.....................................             $320,378,092
   Accumulated net realized gains (losses).............             (27,367,247)
   Unrealized appreciation (depreciation) on
    investments........................................                5,688,258
                                                                    ------------
NET ASSETS.............................................             $298,699,103
                                                                    ============
Computation of offering price:
CLASS A
Net asset value and redemption price per share
 ($298,699,005 divided by 25,131,791 shares of
 beneficial interest)..................................             $      11.89
                                                                    ============
CLASS E
Net asset value and redemption price per share ($98
 divided by 8 shares of beneficial interest)...........             $      11.80
                                                                    ============
Identified cost of investments.........................             $306,375,011
                                                                    ============

 STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001


INVESTMENT INCOME
 Dividends...........................................            $    410,718
 Interest............................................                395,346 (a)
                                                                 ------------
                                                                         806,064
EXPENSES
 Management fees..................................... $1,534,405
 Directors fees and expenses.........................     11,746
 Custodian...........................................    132,173
 Audit and tax services..............................     15,884
 Legal...............................................      1,018
 Printing............................................    124,475
 Insurance...........................................      3,606
 Miscellaneous.......................................        913
                                                      ----------
 Total expenses......................................               1,824,220
                                                                 ------------
NET INVESTMENT LOSS..................................              (1,018,156)
                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
 Investments--net....................................             (24,816,650)
Unrealized appreciation (depreciation) on:
 Investments--net....................................              (4,799,336)
                                                                 ------------
Net gain (loss)......................................             (29,615,986)
                                                                 ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            $(30,634,142)
                                                                 ============

(a)Income on securities loaned $127,689


                See accompanying notes to financial statements.

                                     MSF-170

METROPOLITAN SERIES FUND, INC.
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS


                                                                                        YEAR ENDED    YEAR ENDED
                                                                                       DECEMBER 31,  DECEMBER 31,
                                                                                           2001          2000
                                                                                       ------------  ------------
FROM OPERATIONS
 Net investment loss.................................................................. $ (1,018,156) $   (642,895)
 Net realized gain (loss).............................................................  (24,816,650)   24,829,921
 Unrealized appreciation (depreciation)...............................................   (4,799,336)  (61,005,224)
                                                                                       ------------  ------------
 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS....................................  (30,634,142)  (36,818,198)
                                                                                       ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net realized gain
   Class A............................................................................  (25,677,765)            0
                                                                                       ------------  ------------
 TOTAL DISTRIBUTIONS..................................................................  (25,677,765)            0
                                                                                       ------------  ------------
 INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS....................   17,668,253   104,643,313
                                                                                       ------------  ------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS..............................................  (38,643,654)   67,825,115
                                                                                       ------------  ------------
NET ASSETS
 Beginning of the year................................................................  337,342,757   269,517,642
                                                                                       ------------  ------------
 End of the year...................................................................... $298,699,103  $337,342,757
                                                                                       ============  ============
UNDISTRIBUTED NET INVESTMENT
 End of the year...................................................................... $          0  $          0
                                                                                       ============  ============

OTHER INFORMATION:
CAPITAL SHARES
 Transactions in capital shares were as follows:

                                                                       YEAR ENDED                  YEAR ENDED
                                                                    DECEMBER 31, 2001           DECEMBER 31, 2000
                                                               --------------------------   --------------------------
                                                                 SHARES           $          SHARES          $
                                                               -----------  -------------  -----------   -------------
CLASS A
  Sales.......................................................  22,330,134  $ 261,675,508   16,617,366  $264,664,213
  Reinvestments...............................................   2,213,600     25,677,765           0              0
  Redemptions................................................. (23,002,837)  (269,685,120) (10,157,416) (160,020,900)
                                                               -----------  -------------  -----------   -------------
  Net increase (decrease).....................................   1,540,897  $  17,668,153    6,459,950  $104,643,313
                                                               ===========  =============  ===========  =============
CLASS E
  Sales.......................................................           8  $         100            0  $          0
  Reinvestments...............................................           0              0            0              0
  Redemptions.................................................           0              0            0              0
                                                               -----------  -------------  -----------    -------------
  Net increase (decrease).....................................           8  $         100            0   $           0
                                                               ===========  =============  ===========     =============
  Increase (decrease) derived from capital share transactions.   1,540,905  $  17,668,253    6,459,950  $  104,643,313
                                                               ===========  =============  ===========    =============

                See accompanying notes to financial statements.

                                     MSF-171

METROPOLITAN SERIES FUND, INC.
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

 FINANCIAL HIGHLIGHTS


                                                                                  CLASS A                              CLASS E
                                                         -----------------------------------------------------     --------------
                                                                                                  MARCH 3, 1997(A) MAY 1, 2001(A)
                                                                  YEAR ENDED DECEMBER 31,             THROUGH         THROUGH
                                                          --------------------------------------    DECEMBER 31,    DECEMBER 31,
                                                            2001      2000      1999      1998         1997            2001
                                                          --------  --------  --------  --------  ---------------- --------------
NET ASSET VALUE, BEGINNING OF PERIOD..................... $  14.30  $  15.73  $  12.29  $  11.88      $10.00          $12.22
                                                          --------  --------  --------  --------     -------          ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment loss....................................    (0.04)    (0.03)    (0.03)     0.00        0.00            0.00
  Net realized and unrealized gain (loss) on investments.    (1.27)    (1.40)     3.47      0.41       1.88           (0.42)
                                                          --------  --------  --------  --------      -------          ------
  Total from investment operations.......................    (1.31)    (1.43)     3.44      0.41        1.88           (0.42)
                                                          --------  --------  --------  --------       -------          ------
LESS DISTRIBUTIONS
  Distributions from net investment income...............     0.00      0.00      0.00      0.00         0.00            0.00
  Distributions from net realized capital gains..........    (1.10)     0.00      0.00      0.00         0.00            0.00
                                                          --------  --------  --------  --------      -------          ------
  Total distributions....................................    (1.10)     0.00      0.00      0.00         0.00            0.00
                                                          --------  --------  --------  --------        -------          ------
NET ASSET VALUE, END OF PERIOD                            $  11.89  $  14.30  $  15.73  $  12.29      $   11.88          $11.80
                                                          ========  ========  ========  ========        =======          ======
TOTAL RETURN (%).........................................     (9.0)     (9.1)     28.0       3.5        18.8(b)         (3.4)(b)
Ratio of operating expenses to average net assets
before
 expense reductions (%)..................................     0.61      0.58      0.61      0.67        0.67(c)         0.76 (c)
Ratio of operating expenses to average net assets
after
 expense reductions (%)(d)...............................       --      0.58        --        --             --              --
Ratio of net investment income/(loss) to average
net
 assets (%)..............................................    (0.34)    (0.19)    (0.27)    (0.02)       0.01(c)         0.00 (c)
Portfolio turnover rate (%)..............................       38        68        68        38          13(c)           38
Net assets, end of period (000).......................... $298,699  $337,343  $269,518  $189,132      $94,020          $  0.1
The Ratios of operating expenses to average net
assets
 without giving effect to the voluntary expense
agreement
 would have been (%).....................................       --        --        --        --        0.86(c)           --

(a) Commencement of operations.
(b) Periods less than one year are not computed on an annualized basis.
(c) Computed on an annualized basis.
(d) The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                     MSF-172

METROPOLITAN SERIES FUND, INC.

 MORGAN STANLEY EAFE INDEX PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS



 INVESTMENT OBJECTIVE
 TO EQUAL THE PERFORMANCE OF THE MSCI EAFE INDEX.

 INCEPTION DATE  11/9/98

 ASSET CLASS
 INTERNATIONAL STOCKS

 NET ASSETS
 $116.9 MILLION

 PORTFOLIO  MANAGEMENT
 METLIFE INVESTMENT  DEPARTMENT

PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2001, the Class A shares of the Morgan Stanley EAFE Index Portfolio returned -21.7%. The Morgan Stanley Capital International
(MSCI) EAFE(R) Index/6/, which the Portfolio is designed to track, returned -21.4% for the same period. Dividend income accounted for 1.2% of this year's total return. The portfolio cannot exactly duplicate the MSCI EAFE(R) Index's return because of differences that primarily result from sampling, pricing and transaction costs.

Overall weakness in the global economy caused the Index to post negative returns every month, with the exception of April, through the end of September. At its lowest point, on September 21, the EAFE benchmark was down -32.4%. The index then rallied 16.2% between its low and the end of the year.

PORTFOLIO ACTIVITY
Of the 21 countries that constitute the EAFE Index, 19 had negative returns for the year. Japan, the second largest country in EAFE, decreased by nearly 30%. This sharp drop in Japan accounted for over 30% of the total benchmark return for the year. As of December 31, Japan's weighting was 20% of the total benchmark. The worst performing country this year was Finland, down approximately, 38%. However, due to its smaller weighting of 2.3%, Finland had little impact on the overall performance of the index. The only two countries to experience positive returns this year were New Zealand, up over 9.5%, and Australia, up 2.5%.

There were two noteworthy events in the EAFE Index this year. First, in April, Greece was added to the benchmark with a weighting of 0.3%. Next, at the end of November, EAFE underwent the first of two phases of rebalancing to move toward a new Provisional index series that is designed to adjust for the limited free float of certain securities in the index.

PORTFOLIO OUTLOOK/A/
Factors that could impact EAFE stock prices in the coming quarter include global interest rates, developments in the War on Terrorism, oil prices, continued market volatility and the Euro.


                              PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2001


                                                                  % OF TOTAL
SECURITY                                                         NET ASSETS
---------------------------------------------------------------------------

*ISHARES MSCI EAFE INDEX FUNDS..................................    3.6%
VODAFONE AIRTOUCH, PLC..........................................    2.6
BP AMCO, PLC....................................................    2.5
GLAXOSMITHKLINE.................................................    2.3
NOKIA AB OYJ....................................................    1.8
HSBC HOLDINGS, PLC..............................................    1.6
ROYAL DUTCH PETROLEUM...........................................    1.6
NOVARTIS AG.....................................................    1.5
TOTAL FINA S.A..................................................    1.4
NESTLE S.A......................................................    1.2

 *Please note that this security is an investment fund and not a common stock.

        A $10,000 INVESTMENT COMPARED TO MSCI EAFE INDEX SINCE 11/9/98


                                     [CHART]

             Morgan Stanley         MSCI EAFE
          EAFE Index Portfolio        Index
          --------------------      ---------
11/98            10,000              10,000
12/98            10,811              10,927
12/99            13,504              13,873
12/00            11,548              11,908
12/01             9,039               9,354


--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                            AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                MORGAN STANLEY EAFE     MSCI
                                  INDEX PORTFOLIO       EAFE
                            CLASS A CLASS B   CLASS E   INDEX
1 Year                       -21.7%    N/A       N/A    -21.4%
3 Years                       -5.8     N/A       N/A     -5.1
Since Inception               -3.2   -21.8(a)  -16.2(b)  -2.1

--------------------------------------------------------------------------------

(a)Inception date was January 2, 2001. (b)Inception date was May 1, 2001. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                See footnotes to Portfolio Manager Commentary.

                                     MSF-173

METROPOLITAN SERIES FUND, INC.
MORGAN STANLEY EAFE INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--99.0% OF TOTAL NET ASSETS



                                                                     VALUE
 SHARES                                                         (NOTE 1A)
         AUSTRALIA--3.3%
    5,400 AMP Division Property Trust......................... $      7,132
   17,618 AMP, Ltd............................................      166,300
    9,798 Amcor, Ltd. (c).....................................       35,861
    5,785 Aristocrat Leisure..................................       19,544
   12,366 Australia & New Zealand Bank Group..................      112,731
    4,916 Australia Gas & Light Co., Ltd......................       22,857
    9,368 Boral, Ltd. (c).....................................       15,777
   17,064 Brambles Industries, Ltd............................       90,843
   63,548 Broken Hill Property Co. (c)........................      341,559
    2,239 CSL, Ltd............................................       59,014
   17,454 CSR, Ltd............................................       60,665
   15,108 Coca-Cola Amatil, Ltd...............................       46,255
    1,086 Cochlear, Ltd.......................................       25,294
   19,057 Coles Myer, Ltd.....................................       81,942
   21,045 Commonwealth Bank of Australia......................      322,534
    4,700 Computershare, Ltd..................................       12,703
   12,600 David Jones, Ltd....................................        7,611
   12,951 ERG, Ltd............................................        3,646
   29,052 Fosters Brewing Group, Ltd..........................       72,275
    6,300 Futuris Corp., Ltd..................................        5,966
   32,031 General Property Trust..............................       46,401
   30,658 Goodman Fielderlt...................................       21,657
   10,826 Harvey Norman Holding NpV...........................       22,444
    4,500 Iluka Resources.....................................       10,251
    6,300 James Hardie Industries.............................       19,327
   11,485 John Fairfax........................................       22,593
    3,986 Leighton Holdings, Ltd..............................       21,118
    5,939 Lend Lease Corp.....................................       39,673
   56,686 MIM Holdings, Ltd...................................       33,079
    1,580 Macquarie Bank, Ltd.................................       30,291
   12,756 Macquarie Infrastructure Group......................       22,854
   13,136 Mayne Nickless, Ltd.................................       46,263
    8,983 Mirvac Group........................................       17,795
   26,208 National Australia Bank.............................      427,420
    2,600 Newcrest Mining, Ltd. (b)...........................        5,510
   30,080 News Corp., Ltd.....................................      240,541
   41,746 Normandy Mining, Ltd................................       38,678
   13,147 Nrma Insurance Gro..................................       20,997
    4,931 Onesteel............................................        2,787
    1,500 Orica, Ltd..........................................        5,536
    6,600 Pacific Dunlop, Ltd.................................        3,480
    1,434 Paperlinx, Ltd. (b) (b).............................        3,576
    4,079 Publishing & Broadcasting, Ltd......................       20,462
   10,129 QBE Insurance Group, Ltd. (c).......................       39,820
    4,750 Rio Tinto, Ltd......................................       90,465
    9,953 Santos, Ltd.........................................       31,588
    8,730 Southcorp, Ltd. (c).................................       33,739
   13,421 Stockland Trust Group...............................       29,679
    6,096 Suncorp-Metway, Ltd.................................       43,780
    5,667 Tab Corp. Holdings, Ltd.............................       28,545

                                                                           VALUE
  SHARES                                                         (NOTE 1A)
          AUSTRALIA--(CONTINUED)
    87,056 Telstra Corp........................................ $    242,422
     8,180 Transurban Group....................................       18,311
    16,514 WMC, Ltd............................................       80,924
     5,702 Wesfarmers, Ltd.....................................       90,453
     3,722 Westfield Holdings..................................       32,111
    29,744 Westfield Trust.....................................       52,741
    28,393 Westpac Banking Corp................................      228,984
     3,878 Woodside Petroleum..................................       26,582
    16,934 Woolworths, Ltd.....................................       97,432
                                                                ------------
                                                                       3,800,818
                                                                ------------

           AUSTRIA--0.1%
       529 BWT AG..............................................       11,540
       100 Bohler Uddeholm AG..................................        4,005
       200 Flughafen Wien AG...................................        5,342
         1 Lenzing AG..........................................           65
       300 Mayr-Melnhof Karton AG (c)..........................       14,200
       448 OMV Handels AG......................................       37,543
       461 Oesterreichischet Elektrizitatswirtsch..............       34,479
     3,015 Telekom Austria AG (c)..............................       24,992
       100 VA Technologie AG...................................        2,198
     1,298 Wienerberger Baustoffindustrie AG...................       18,202
                                                                ------------
                                                                         152,566
                                                                ------------

           BELGIUM--1.0%
     1,550 Agfa Gevaert NV.....................................       20,963
       375 Barco NV............................................       13,155
       310 Bekaert S.A.........................................       11,943
     1,347 Delhaize-Le Lion S.A................................       70,101
     5,756 Dexia...............................................       82,768
       816 Electrabel S.A......................................      170,011
    16,501 Fortis..............................................      428,272
     1,609 GPE Bruxelles Lam...................................       84,595
     2,611 Interbrew...........................................       71,486
     3,238 KBC Bankverzekerin NpV..............................      108,690
     1,193 Solvay S.A..........................................       71,859
     2,054 UCB S.A.............................................       83,157
                                                                ------------
                                                                       1,217,000
                                                                ------------

           BERMUDA--0.1%
    51,000 Johnson Electric Holdings...........................       53,630
    24,000 South China Morning Post............................       15,081
       533 Union Miniere (c)...................................       21,000
                                                                ------------
                                                                          89,711
                                                                ------------

           DENMARK--0.8%
       400 Bang & Olufsen Holdings.............................        9,341
       400 Carlsberg AS-B (c)..................................       16,718
         8 Dampskibsselskabe Svendborg.........................       72,811


                See accompanying notes to financial statements.

                                     MSF-174

METROPOLITAN SERIES FUND, INC.
MORGAN STANLEY EAFE INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)



                                                                           VALUE
  SHARES                                                         (NOTE 1A)
           DENMARK--(CONTINUED)
        12 Dampskibsselskabet at 1912 (c)...................... $     81,912
       800 Danisco.............................................       28,645
    12,100 Den Danske Bank (c).................................      194,170
       700 FLS Industries (Series B)...........................        5,910
       400 Group 4 Falck.......................................       44,788
       500 ISS A/S (b).........................................       24,609
       500 NKT Holding.........................................        6,437
     1,000 Navision Software A/S (b)...........................       26,825
     5,300 Novo Nordisk A/S....................................      216,749
     1,500 Novozymes A/S (B Shares)............................       30,268
     3,400 Tele Danmark A/S....................................      121,132
     1,000 Topdanmark A/S......................................       23,352
     1,400 Vestas Wind Systems A/S (c).........................       38,226
     1,400 William Demant Holding A/S (c)......................       36,381
                                                                ------------
                                                                         978,274
                                                                ------------

           FINLAND--2.2%
       600 Amer Group (c)......................................       15,760
         1 Finnlines Oyj.......................................           20
     5,000 Fortum Oyj (c)......................................       21,146
       200 Instrumentarium Oyj (Class B) (c)...................        8,369
     1,000 Kesko (c)...........................................        9,171
       300 Kone Corp...........................................       22,170
     3,400 Metso Oyj...........................................       35,722
    79,800 Nokia AB Oyj........................................    2,057,653
     2,600 Outokumpu Oyj.......................................       27,432
       700 Oyj Hartwall Abp (c)................................       14,273
       200 Pohjola Insurance Group Series B....................        3,535
     1,600 Rautaruukki Oyj (c).................................        5,841
     6,200 Sampo (c)...........................................       48,579
    14,900 Sonera Oyj..........................................       75,486
     5,400 Stora Enso Oyj......................................       69,139
     1,400 Tietoenator Oyj (c).................................       37,084
     3,900 UPM-Kymmene Oyj.....................................      129,349
       500 Uponor Oyj..........................................        8,347
     1,400 vartsila Oyj AB (Class B) (c).......................       25,928
                                                                ------------
                                                                       2,615,004
                                                                ------------

           FRANCE--10.1%
    26,136 AXA.................................................      546,164
     3,064 Accor S.A. (c)......................................      111,388
     1,458 Air Liquide.........................................      204,330
    19,670 Alcatel Optronics...................................      336,261
       524 Altran Technologies.................................       23,678
    12,640 Aventis S.A.........................................      897,529
       953 BIC.................................................       32,549
     7,027 BNP Paribas (c).....................................      628,792
     4,149 Bouygues S.A. (b)...................................      135,945
     1,851 Cap Gemini..........................................      133,659
    10,226 Carrefour...........................................      531,728


                                                                  VALUE
  SHARES                                                         (NOTE 1A)
          FRANCE--(CONTINUED)
     1,340 Casino Guich Perr (c)............................... $    103,382
       653 Castorama Dubois....................................       33,635
     1,403 Cie de St. Gobain (c)...............................      211,738
       463 Club Mediterranee (c)...............................       16,902
     1,749 Dassault Systemes S.A. (c)..........................       84,092
     1,620 Essilor International...............................       48,969
    11,716 France Telecom S.A. (c).............................      468,378
     2,369 Groupe Danone.......................................      288,972
       269 Imerys (c)..........................................       25,819
     8,577 L'Oreal S.A. (c)....................................      617,810
     6,216 LVMH Moet Hennessy Louis Vuitton (b) (c)............      252,929
     2,072 Lafarge S.A. (c)....................................      193,524
     2,087 Lagardere Sca (c)...................................       87,336
     1,937 Michelin (Class B)..................................       63,898
     1,033 Pechiney International NV...........................       53,254
       961 Pernod Ricard (c)...................................       74,441
     3,992 Peugoet S.A.........................................      169,721
     1,580 Pinault-Printemps-Redoute S.A. (c)..................      203,421
     2,232 Publicis S.A. (c)...................................       59,122
       996 Renault S.A.........................................       35,126
    12,013 ST Microelectronics (c).............................      385,591
       557 Sagem S.A. (c)......................................       34,096
     9,284 Sanofi-Synthelabo S.A. (c)..........................      692,707
     2,882 Schneider Electric (c)..............................      138,567
     6,194 Society General de France S.A.......................      346,615
     2,594 Sodexho Alliance....................................      110,885
    15,514 Suez (c)............................................      469,649
       257 Technip-Coflexip S.A................................       34,324
     1,053 Television Francaise S.A............................       26,617
     1,951 Thales S.A. (b).....................................       67,313
       881 Thomson Multimedia..................................       27,062
    11,333 Total Fina S.A......................................    1,618,527
       660 Unibail S.A. (c)....................................       33,525
     4,248 Usinor Sacilor (c)..................................       53,141
     1,204 Valeo S.A...........................................       48,026
     1,244 Vinci (c)...........................................       72,937
    16,544 Vivendi Universal...................................      905,913
        70 Zodiac..............................................       12,708
                                                                ------------
                                                                      11,752,695
                                                                ------------

           GERMANY--7.5%
       600 Adidas-Salomon AG (c)...............................       45,035
     3,400 Allianz Holdings AG (c).............................      805,251
       600 Altana AG...........................................       29,916
     9,900 BASF AG.............................................      368,012
    12,350 Bayer AG............................................      393,659
     7,704 Bayerishe Hypo-und Vereinsbank AG...................      235,415
     1,000 Beiersdorf AG (c)...................................      113,522
         1 Bilfinger & Berger Bau-AG (c).......................           22


                See accompanying notes to financial statements.

                                     MSF-175

METROPOLITAN SERIES FUND, INC.
MORGAN STANLEY EAFE INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)



                                                                       VALUE
  SHARES                                                             (NOTE 1A)
           GERMANY--(CONTINUED)
       660 Buderus AG.......................................... $     18,158
     1,800 Continental AG......................................       23,800
    16,350 DaimlerChrysler AG..................................      703,858
     9,500 Deutsche Bank AG....................................      671,606
     2,750 Deutsche Post AG....................................       36,703
    42,550 Deutsche Telekom AG.................................      731,186
       600 Douglas Holdings AG.................................       16,561
    11,630 EON Bank AG.........................................      602,454
     1,250 Epcos (c)...........................................       61,769
     1,100 Fresenius Medical Care AG (c).......................       68,069
     1,200 GEHE AG (c).........................................       46,477
       782 Heidelberger Zement AG..............................       37,599
         1 Hochtief AG.........................................           14
     2,850 Infineon Technologies AG (c)........................       58,237
     1,950 Karstadt Quelle AG (c)..............................       77,088
     1,850 Linde AG............................................       74,947
     5,750 Lufthansa AG (c)....................................       75,924
     1,750 MAN AG (c)..........................................       37,006
       450 Marschollek Lauten..................................       32,779
     1,850 Merck KGaA..........................................       68,342
     3,800 Metro AG............................................      134,829
     2,200 Muenchener Ruckverssicherungs AG....................      597,341
       100 Porsche AG (c)......................................       38,010
     2,650 Preussag AG.........................................       65,122
     7,600 RWE AG..............................................      285,560
       500 RWE AG (Non-Voting).................................       13,912
     4,550 SAP AG..............................................      592,688
     3,150 Schering AG.........................................      167,158
    15,050 Siemens AG..........................................      996,296
     7,800 Thyssen Krupp AG (c)................................      113,827
     4,950 Volkswagen AG (c)...................................      231,385
     1,900 Volkswagen AG (Non-Voting) (c)......................       58,956
     5,066 WCM Beteil & Grundbe (c)............................       55,030
                                                                ------------
                                                                       8,783,523
                                                                ------------

           GREECE--0.4%
     2,800 Alpha Bank A.E......................................       49,911
     3,600 Athens Water Supply & Sewage........................       20,386
     1,700 Bank of Piraeus.....................................       15,106
     1,600 Coca-Cola Hellenic Bottling Company S.A.............       23,078
       900 Commercial Bank of Greece...........................       29,729
     1,700 EFG Eurobank Ergas..................................       23,643
     2,800 Hellenic Petroleum S.A..............................       17,352
     4,500 Hellenic Telecommunications Organization S.A........       73,322
     1,300 Intracom S.A........................................       16,668
     3,200 National Bank of Greece.............................       76,130
     3,400 Panafon Hellenic Telecom S.A........................       17,558
       600 Titan Cement Co.....................................       21,348
     2,300 Viohalco............................................       18,758
                                                                ------------
                                                                         402,989
                                                                ------------

                                                                           VALUE
  SHARES                                                         (NOTE 1A)
           HONG KONG--1.8%
    21,000 Bank of East Asia, Ltd.............................. $     45,243
    37,000 CLP Holdings........................................      141,161
    52,000 Cathay Pacific Air..................................       66,685
    13,000 Cheung Kong Holdings, Ltd...........................      135,037
    46,000 Giordano International, Ltd.........................       20,352
    22,600 Hang Seng Bank......................................      248,523
    19,000 Henderson Land Development Co.......................       86,498
    85,879 Hong Kong & China Gas Co., Ltd......................      105,726
    12,000 Hong Kong Electric Co., Ltd.........................       44,628
    54,400 Hutchison Whampoa, Ltd..............................      526,709
    15,000 Hysan Development Co................................       15,100
    40,000 Li & Fung, Ltd......................................       44,884
    26,000 New World Development Co............................       22,673
   205,844 Pacific Century (c).................................       56,755
    37,000 Shangri La Asia, Ltd................................       28,944
    60,000 Sino Land Co........................................       23,853
    32,000 Sun Hung Kai Properties, Ltd........................      258,532
    22,500 Swire Pacific, Ltd..................................      122,630
     4,000 Television Broadcasts...............................       17,338
    38,000 Wharf Holdings......................................       92,833
                                                                ------------
                                                                       2,104,104
                                                                ------------

           IRELAND--0.8%
    15,100 Allied Irish Banks, Plc.............................      174,780
     8,400 Bk Of Ireland.......................................       77,932
     8,645 CRH, Plc............................................      152,636
     1,600 DCC, Plc............................................       17,166
     5,600 Elan Corp. (b)......................................      259,276
     6,000 Independent Newspapers, Plc.........................       11,219
       900 Iona Technologies...................................       18,631
     4,800 Irish Life & Permanent, Plc.........................       48,721
    20,300 Jefferson Smurfit, Plc. (b).........................       44,283
     2,400 Kerry Group, Plc....................................       29,169
    11,200 Ryanair Holdings, Plc...............................       70,802
    18,700 Waterford Wedgewood, Plc............................       14,652
                                                                ------------
                                                                         919,267
                                                                ------------

           ITALY--3.9%
    41,900 Alitalia Linee Aeree Italiane SpA (c)...............       37,381
     3,000 Alleanza Assicurazioni..............................       32,988
     2,900 Arnoldo Mondadori Ediore SpA (c)....................       18,333
    19,000 Assicuraziono Generali SpA (c)......................      527,812
     4,200 Autogrill SpA.......................................       38,929
    18,100 Autostrade SpA......................................      125,702
    14,100 BCA Naz del Lavoro (c)..............................       28,561
    19,100 BCA di Roma (c).....................................       37,839
    78,200 Banca Intesa SpA....................................      195,652
     5,300 Banca Populare di Milano SpA (c)....................       18,498
     2,830 Benetton Group SpA (c)..............................       32,051
    27,800 Bipop Carire (c)....................................       46,039


                See accompanying notes to financial statements.

                                     MSF-176

METROPOLITAN SERIES FUND, INC.
MORGAN STANLEY EAFE INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)



                                                                           VALUE
  SHARES                                                         (NOTE 1A)
           ITALY--(CONTINUED)
     4,600 Bulgari (c)......................................... $     35,715
    51,175 ENE (c).............................................      288,425
    57,300 Eni SpA (c).........................................      718,337
     6,120 FIAT SpA (c)........................................       98,192
     1,300 FIAT SpA Priv.......................................       14,353
     1,400 FIAT SpA Rnc........................................       14,410
     3,800 Gr Ed L Espresso (c)................................       11,368
    12,800 Intesa BCI SpA (c)..................................       22,907
     4,052 Italcementi SpA (c).................................       31,748
     4,500 Italgas Societa Italiane (c)........................       42,230
     5,070 LA Rinascente SpA (c)...............................       17,650
    14,700 Mediaset SpA (c)....................................      107,456
     9,900 Mediobanca SpA (c)..................................      110,889
     8,788 Parmalat Finanz (c).................................       23,708
    29,000 Pirelli SpA (c).....................................       50,867
     8,980 RAS (c).............................................      105,781
    13,084 SNIA SpA (c)........................................       17,591
    18,600 Sao Paolo Imi SpA (c)...............................      199,559
    46,500 Seat Pagine Gialle (c)..............................       37,552
   108,700 Telecom Italia Mobile SpA (c).......................      606,831
    25,600 Telecom Italia SpA (c)..............................      136,761
    53,250 Telecom Italia SpA--RNC (c).........................      455,157
     2,700 Tiscali SpA (c).....................................       24,473
    67,850 Unicredito Italiano SpA (c).........................      272,456
                                                                ------------
                                                                       4,584,201
                                                                ------------

           JAPAN--19.4%
     1,800 Acom Co., Ltd.......................................      131,161
     1,500 Advantest...........................................       84,923
     5,000 Aeon Co., Ltd.......................................      112,925
     1,000 Aeon Credit Service.................................       57,226
    10,000 Ajinomoto Co., Inc..................................       97,665
     9,000 All Nippon Airways..................................       20,876
     2,000 Alps Electric Co. (c)...............................       13,582
     4,000 Amada Co............................................       15,871
     2,000 Amano Corp..........................................       11,979
     1,000 Aoyama Trading Co...................................        9,538
    38,000 Asahi Bank..........................................       23,775
     8,000 Asahi Breweries (c).................................       71,967
    20,000 Asahi Chemical Industry Co..........................       70,197
    17,000 Asahi Glass Co......................................      100,527
     1,100 Asatsu, Inc.........................................       21,486
    17,000 Ashikaga Bank (b)...................................       15,565
       700 Autobacs Seven Co...................................       16,290
    11,000 Bank of Fukuoka (c).................................       37,265
    19,000 Bank of Yokohama (c)................................       66,252
     2,000 Banyu Pharm.........................................       29,757
     1,600 Benesse Corp........................................       41,508
    14,000 Bridgestone Corp....................................      148,161
     1,000 CSK Corp............................................       23,424
    15,000 Canon, Inc..........................................      516,176
     5,000 Casio Computer Co...................................       21,670

                                                                           VALUE
  SHARES                                                         (NOTE 1A)
           JAPAN--(CONTINUED)
        26 Central Japan Railway............................... $    168,228
     6,000 Chiba Bank (c)......................................       19,594
     5,000 Chubu Electric Power (c)............................       90,035
     3,000 Chugai Pharmaceutical Co. (c).......................       34,770
     7,000 Chuo Mitsui Trust (c)...............................        6,943
     3,000 Citizen Watch Co....................................       14,947
     3,000 Credit Saison Co....................................       58,370
    11,000 Dai-Nippon Printng Co...............................      109,950
     6,000 Daicel Chemical Industries..........................       17,626
     8,000 Daiei, Inc. (b) (c).................................        4,517
     2,000 Daifuku Co..........................................        8,088
     5,000 Daiichi Pharmacy Co.................................       97,284
     4,000 Daikin Industries...................................       62,719
     4,000 Daimaru, Inc........................................       16,084
     9,000 Dainippon Ink & Chemicals, Inc. (c).................       12,841
     7,000 Dainippon Screen Manufacturing Co. (b)..............       22,005
     2,000 Daito Trust.........................................       30,597
    37,000 Daiwa Bank Holdings (c).............................       23,150
    10,000 Daiwa House Industries..............................       57,073
    22,000 Daiwa Securities Group, Inc.........................      115,657
     8,000 Denki Kagaku Kogyo..................................       18,556
    12,000 Denso Corp..........................................      158,950
        57 East Japan Railway..................................      275,301
     4,000 Ebara Corp (c)......................................       24,111
     5,000 Eisai Co............................................      124,371
     3,000 Fanuc, Ltd..........................................      127,728
     1,000 Fuji Machine Manufactoring..........................       13,047
     8,000 Fuji Photo Film Co..................................      285,671
       400 Fuji S Ware Abc.....................................       15,932
         6 Fuji Television Network, Inc........................       24,218
     5,000 Fujikura (c)........................................       18,770
     2,000 Fujisawa Pharmaceutical Co..........................       46,086
    32,000 Fujitsu.............................................      232,932
     9,000 Furukawa Electric Co., Ltd..........................       47,795
     9,000 Gunma Bank..........................................       41,203
     6,000 Gunze, Ltd..........................................       21,700
     4,000 Hankyu Dept Stores..................................       24,050
       500 Hirose Electric.....................................       34,068
    50,000 Hitachi.............................................      366,245
     1,000 Hitachi Software (c)................................       33,725
    21,000 Hitachi Zosen Corp..................................        9,774
     8,000 Hokuriku Bank (b)...................................        8,729
    13,200 Honda Motor Co......................................      526,751
     2,000 House Food Corp.....................................       16,405
     1,700 Hoya Corp...........................................      101,564
     4,000 Isetan Co...........................................       40,989
     5,000 Ishihara Sangyo (c).................................        7,020
    17,000 Ishikawajima-Harima Heavy Industries Co (b).........       26,461
     6,000 Ito-Yokado Co.......................................      271,021
    20,000 Itochu Corp (b).....................................       45,170


                See accompanying notes to financial statements.

                                     MSF-177

METROPOLITAN SERIES FUND, INC.
MORGAN STANLEY EAFE INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)



                                                                           VALUE
  SHARES                                                         (NOTE 1A)
           JAPAN--(CONTINUED)
     1,000 Itochu Techno Scie.................................. $     41,355
     5,000 JGC Corp (c)........................................       36,892
    25,000 Japan Air Lines Co..................................       59,896
    12,000 Japan Energy Corp (b) (c)...........................       13,460
        23 Japan Tobacco, Inc..................................      144,781
    14,000 Joyo Bank...........................................       38,776
    17,000 Kajima Corp.........................................       46,177
     3,000 Kaken Pharm (c).....................................       16,344
     7,000 Kamigumi Co.........................................       28,735
     6,000 Kanebo (b)..........................................        9,156
     7,000 Kaneka Corp.........................................       42,675
    13,800 Kansai Electric Power...............................      197,639
    10,000 Kao Corp............................................      207,920
     1,000 Katokichi Co........................................       15,947
    24,000 Kawasaki Heavy Industry (b).........................       21,975
    15,000 Kawasaki Kisen Kaisha, Ltd..........................       20,029
    49,000 Kawasaki Steel......................................       49,725
     9,000 Keihin Electric Express Railway (c).................       34,061
     5,000 Keio Dentetsu Ry....................................       24,607
     3,000 Kikkoman Corp.......................................       16,229
     5,000 Kinden Corp.........................................       23,386
    28,000 Kinki Nippon Railway Co. (c)........................       89,730
    15,000 Kirin Brewery Co....................................      107,241
     2,000 Kokuyo Co...........................................       16,786
    13,000 Komatsu.............................................       46,521
     1,000 Komori Corp.........................................       11,285
     2,000 Konami Co...........................................       59,362
     6,000 Konica Corp.........................................       35,297
     7,000 Koyo Seiko Co.......................................       24,676
    19,000 Kubota Corp.........................................       49,870
     5,000 Kuraray Co..........................................       31,932
     3,000 Kurita Water Industries.............................       37,243
     2,900 Kyocera Corp........................................      189,188
     3,000 Kyowa Exeo Corp (c).................................       17,832
     8,000 Kyowa Hakko Kogyo...................................       37,967
     3,000 Kyushu Electic Power................................       43,217
     1,000 Lawson, Inc.........................................       28,613
     1,000 Mabuchi Motor Co....................................       82,405
     3,000 Makita Corp.........................................       14,810
    22,000 Marubeni Corp. (c)..................................       13,261
     6,000 Marui Co............................................       70,960
     1,000 Matsushita Communications Industrial Co., Ltd. (c)..       27,087
    33,000 Matsushita Electric Industry Co.....................      423,768
     4,000 Matsushita Electric Works, Ltd......................       32,932
     3,000 Meiji Milk Product (c)..............................        7,348
     5,000 Meiji Seika Kaisha..................................       20,029
     1,200 Meitec Corp.........................................       29,300
     5,000 Minebea Co..........................................       26,934
    37,000 Mitsubishi Chemical.................................       78,766

                                                                   VALUE
  SHARES                                                         (NOTE 1A)
           JAPAN--(CONTINUED)
    22,000 Mitsubishi Corp..................................... $    142,851
    33,000 Mitsubishi Electric Corp............................      127,659
    20,000 Mitsubishi Estate...................................      146,345
     7,000 Mitsubishi Gas & Chemical...........................        9,774
    54,000 Mitsubishi Heavy Industry...........................      144,209
     2,000 Mitsubishi Logistc..................................       14,161
    12,000 Mitsubishi Material.................................       16,389
     9,000 Mitsubishi Rayon....................................       23,554
        76 Mitsubishi Tokyo Finance............................      509,721
    24,000 Mitsui & Co.........................................      118,846
     6,000 Mitsui Chemicals I..................................       19,228
    10,000 Mitsui Engineering & Shipbuilding (b)...............        9,919
    13,000 Mitsui Fudosan Co...................................       99,191
    20,000 Mitsui Marine & Fire Insurance......................       93,850
    12,000 Mitsui Mining Co....................................       39,371
    10,000 Mitsui Osk Lines....................................       20,143
     8,000 Mitsukoshi, Ltd. (b) (c)............................       22,463
       122 Mizuho Holdings.....................................      248,543
     2,000 Mori Seiki, Co......................................       11,979
     4,100 Murata Manufactoring Co.............................      245,887
    27,000 NEC Corp............................................      275,439
     7,000 NGK Insulators......................................       51,862
     4,000 NGK Spark Plug Co...................................       28,811
       800 NIDEC Corp. (c).....................................       42,118
     6,000 NSK, Ltd............................................       20,693
     5,000 NTN Corp............................................        8,088
     1,100 Namco (c)...........................................       20,983
     9,000 Nichirei Corp.......................................       19,983
    11,000 Nikko Securities, Ltd...............................       49,100
     6,000 Nikon Corp..........................................       46,193
     2,000 Nintendo Co.........................................      350,221
     2,000 Nippon COMSYS Corp..................................       10,697
    16,000 Nippon Express Co...................................       54,326
     3,000 Nippon Meat Packers.................................       31,818
    24,000 Nippon Mitsubishi Oil...............................       91,561
     5,000 Nippon Sheet Glass..................................       15,794
     2,000 Nippon Shokubai Co..................................        7,172
   114,000 Nippon Steel Corp...................................      164,398
        34 Nippon Telegraph & Telephone Corp...................      399,512
       134 Nippon Telephone & Telegraph Corp...................      436,579
        11 Nippon Unipac Holdings..............................       49,100
    19,000 Nippon Yusen Kabushiki Kaisha.......................       57,264
     8,000 Nishimatsu Construction Co. (c).....................       23,684
    53,000 Nissan Motor Co. (b)................................      281,055
     5,000 Nisshin Flour Mill..................................       30,139
     5,000 Nisshinbo Industries, Inc...........................       18,541
     2,000 Nissin Food Products................................       39,066
     3,000 Nitto Denko Corp....................................       69,358
    31,000 Nomura Securities...................................      397,375
     2,000 Noritake Co.........................................        7,600
    12,000 Obayashi Corp.......................................       34,061


                See accompanying notes to financial statements.

                                     MSF-178

METROPOLITAN SERIES FUND, INC.
MORGAN STANLEY EAFE INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)



                                                    VALUE
  SHARES                                          (NOTE 1A)
          JAPAN--(CONTINUED)
    16,000 Oji Paper Co......................... $     63,605
     5,000 Okumura Corp (c).....................       12,284
     5,000 Olympus Optical Co...................       71,914
     5,000 Omron Corp...........................       66,763
     4,000 Onward Kashiyama.....................       38,395
     1,200 Oriental Land Co., Ltd...............       82,497
     1,200 Orix Corp............................      107,493
    40,000 Osaka Gas Co.........................       95,529
     3,000 Pioneer Electonic Corp...............       65,466
     2,000 Promise Co...........................      108,195
     5,000 Ricoh Co., Ltd.......................       93,087
     1,800 Rohm Co..............................      233,618
     1,100 SMC Corp.............................      111,964
     4,000 Sanden Corp..........................       11,750
     7,000 Sankyo Co............................      119,907
     1,000 Sanrio Co............................        7,897
    29,000 Sanyo Electric Co....................      136,968
    10,000 Sapporo Breweries....................       27,697
     3,500 Secom Co.............................      175,721
     2,000 Sega Enterprises (b) (c).............       39,905
     2,000 Seino Transport (c)..................        8,118
     6,000 Seiyu, Ltd. (b) (c)..................       12,498
    10,000 Sekisui Chemical.....................       26,324
    12,000 Sekisui House........................       86,983
     3,000 Seven Eleven Japan Co................      109,416
    17,000 Sharp Corp...........................      198,848
     1,000 Shimachu Co..........................       13,734
       500 Shimamura Co.........................       29,376
     1,500 Shimano, Inc.........................       17,053
    12,000 Shimizu Corp.........................       40,653
     7,100 Shin-Etsu Chemical Co................      255,158
     5,000 Shionogi & Co........................       85,457
     7,000 Shiseido Co..........................       64,680
    13,000 Shizuoka Bank........................       98,398
    19,000 Showa Denko K.K. (c).................       20,296
     6,000 Showa Shell Sekiyu (c)...............       31,863
     2,000 Skylark Co...........................       33,572
     8,000 Snow Brand Milk Products (c).........       13,246
     4,200 Softbank Corp. (c)...................       67,938
    14,800 Sony Corp............................      676,423
    77,000 Sumitomo Bank........................      326,072
    26,000 Sumitomo Chemical....................       88,280
    17,000 Sumitomo Corp........................       77,957
    13,000 Sumitomo Electric Industries.........       90,760
     2,000 Sumitomo Forestry....................       10,499
    17,000 Sumitomo Heavy Industry..............        9,080
    47,000 Sumitomo Metal Industries (b)........       15,062
     8,000 Sumitomo Metal Mining................       26,675
     4,000 Sumitomo Osaka Cement................        5,829
     4,000 Sumitomo Realty & Development Co. (c)       18,312

                                               VALUE
  SHARES                                     (NOTE 1A)
           JAPAN--(CONTINUED)
     7,000 Sumitomo Trust & Banking........ $     28,415
     1,000 TDK Corp........................       47,154
    16,000 Taiheiyo Cement (c).............       24,294
    18,000 Taisei Corp (c).................       39,005
     5,000 Taisho Pharmaceutical Co........       78,590
     2,000 Taiyo Yuden Co..................       30,292
     4,000 Takara Shuzo Co.................       33,633
     5,000 Takashimaya Co..................       29,490
    14,000 Takeda Chemical Industries, Ltd.      633,450
     1,800 Takefuji Corp...................      130,200
     1,000 Takuma Co.......................        6,844
    14,000 Teijin..........................       53,731
     5,000 Teikoku Oil Co..................       18,274
     3,000 Terumo Corp.....................       38,868
     7,000 The 77 Bank, Ltd................       30,925
     1,000 Tis, Inc........................       23,882
    12,000 Tobu Railway Co.................       31,589
    11,000 Toda Corp.......................       30,215
       300 Toho Co.........................       32,458
     8,000 Tohoku Electric Power...........      109,751
    23,000 Tokio Marine & Fire Insurance...      168,122
     1,000 Tokyo Broadcasting System.......       15,184
    21,800 Tokyo Electric Power............      464,078
     2,800 Tokyo Electron..................      137,372
    45,000 Tokyo Gas Co. (c)...............      120,517
     3,000 Tokyo Style Co..................       25,729
    16,000 Tokyu Corp. (c).................       48,222
     3,000 Tonen Gen Sekiyu................       19,342
    10,000 Toppan Printing Co..............       92,248
    22,000 Toray Industries, Inc...........       53,212
    49,000 Toshiba Corp....................      168,244
     7,000 Tosoh Corp......................       13,620
     5,000 Tostem Corp.....................       67,641
     4,000 Toto, Ltd.......................       19,075
     4,000 Toyo Seikan Kaisha..............       51,091
    20,000 Toyobo Co.......................       25,027
     2,000 Toyota Industries (c)...........       29,147
    49,700 Toyota Motor Corp...............    1,258,996
       600 Trans Cosmos, Inc...............       15,611
     1,000 Trend Micro, Inc................       23,653
     2,000 UNY Co..........................       20,327
    15,000 Ube Industries..................       14,764
     1,100 Uni-Charm Corp. (c).............       22,997
     3,000 Wacoal Corp.....................       23,897
       700 World Co. (c)...................       21,097
     3,000 Yakult Honsha Co................       22,433
     2,000 Yamaha Corp.....................       14,802
     6,000 Yamanouchi Pharmaceutical.......      158,401
     7,000 Yamato Transport................      131,924
     2,000 Yamazaki Baking Co..............       10,972


                See accompanying notes to financial statements.

                                     MSF-179

METROPOLITAN SERIES FUND, INC.
MORGAN STANLEY EAFE INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)



                                                  VALUE
 SHARES                                         (NOTE 1A)
          JAPAN--(CONTINUED)
    6,000 Yasuda Fire & Marine Insurance Co... $     34,335
    4,000 Yokogawa Electric (c)...............       31,894
                                               ------------
                                                 22,663,635
                                               ------------

          NETHERLANDS--5.6%
   24,611 ABN AMRO Holdings NV................      396,405
    7,133 ASML Holding NV (b).................      123,972
   19,180 Aegon NV............................      519,150
   13,124 Ahold Koninklijke NV................      381,873
    4,753 Akzo Nobel NV.......................      212,231
    2,074 Buhrmann NV.........................       22,769
    2,683 Eads Euro Aero......................       32,584
   12,018 Elsevier NV.........................      142,102
    1,186 Hagemeyer NV........................       22,176
    4,886 Heineken NV.........................      185,281
      362 IHC Caland NV.......................       16,922
   31,894 ING Bank NV.........................      813,304
      729 KLM NV (c)..........................        8,399
   25,325 Koninklijke Kpn NV..................      128,753
   22,263 Koninklijke Philips Electronics NV..      661,669
    1,195 Numico Kon NV.......................       27,855
    4,029 Oce NV..............................       40,429
    2,600 Qiagen NV...........................       48,614
   35,930 Royal Dutch Petroleum...............    1,820,289
    7,016 TNT Post Groep NV...................      151,798
    9,669 Unilever NV.........................      566,902
    1,777 VNU NV..............................       54,601
    1,383 Vedior NV...........................       16,587
    1,571 Vendex Kbb NV Cva...................       17,876
    4,633 Wolters Kluwer NV...................      105,602
                                               ------------
                                                  6,518,143
                                               ------------

          NEW ZEALAND--0.1%
   33,200 Carter Holt Harvey (c)..............       23,502
    8,500 Fletcher Building...................       10,406
   18,000 Fletcher Challenge (Forest Division)        1,649
   28,700 Telecom Corp. of New Zealand (c)....       59,753
    8,500 Warehouse Group.....................       23,360
                                               ------------
                                                    118,670
                                               ------------

          NORWAY--0.5%
      900 Bergesen D.Y. ASA...................       15,955
   10,700 Den Norske Bank ASA (c).............       48,196
      700 Elkem ASA...........................       11,707
    1,200 Frontline, Ltd (c)..................       12,443
    4,000 Kvaerner ASA (c)....................        3,858
    1,300 Merkantildata ASA (b)...............        1,536
    4,000 Norsk Hydro ASA.....................      167,683
    1,800 Norske Skogsindust..................       33,815

                                                     VALUE
  SHARES                                           (NOTE 1A)
           NORWAY--(CONTINUED)
       300 Opticom ASA........................... $     12,309
     4,000 Orkla ASA.............................       67,787
     2,800 Petroleum Geo-Services (b)............       21,696
     1,400 Smedvig ASA...........................       11,394
     6,300 Statoil ASA...........................       43,197
     3,100 Storebrand ASA........................       17,972
    10,700 Telenor ASA...........................       46,048
     3,600 Tomra Systems ASA.....................       34,518
                                                  ------------
                                                       550,114
                                                  ------------

           PORTUGAL--0.4%
    35,427 Banco Comercial Portugues.............      143,521
     2,517 Banco Espirito Santo & Comercial S.A..       32,428
    10,938 Brisa-Auto Estradas de Portugal S.A...       46,357
     1,943 Cimpor-Cimento de Portugal S.A........       34,081
    47,703 Electricidade de Portugal S.A.........      103,635
    18,566 Portugal Telecom S.A..................      144,643
    18,000 Sonae SGPS S.A........................       12,982
                                                  ------------
                                                       517,647
                                                  ------------

           SINGAPORE--0.8%
    22,000 Capitaland............................       22,280
    13,000 Chartered Semiconductor
            Manufactoring, Ltd. (c)..............       34,498
    12,000 City Developments.....................       39,317
     4,000 Creative Technology (c)...............       32,061
     3,000 Cycle & Carriage......................        5,004
    18,978 DBS Group Holdings, Inc. (c)..........      141,834
    16,000 Keppel Corp...........................       24,609
    15,000 Neptune Orient Lines (b)..............        7,880
     3,000 Overseas Union Enterprise.............       10,398
    18,400 Overseas-Chinese Banking Corp.........      109,612
     8,000 Parkway Holdings......................        4,159
    24,000 Sembcorp Industries...................       20,796
    18,000 Singapore Airlines....................      107,230
     6,000 Singapore Press Holdings, Ltd.........       70,836
    47,000 Singapore Technologies Engineering....       59,816
   105,000 Singapore Telecommunications, Ltd.....      100,081
    19,392 United Overseas Bank..................      133,375
    11,000 United Overseas Land, Ltd.............       10,068
     6,000 Venture Manufactoring, Ltd............       43,217
                                                  ------------
                                                       977,071
                                                  ------------

           SPAIN--3.1%
       600 ACS Actividades S.A...................       14,638
       980 Acerinox S.A. (c).....................       32,765
     5,194 Altadis S.A...........................       88,330
     4,919 Autopistas Cesa.......................       49,009
    73,239 Banco Central Hispanamericano S.A. (c)      613,625


                See accompanying notes to financial statements.

                                     MSF-180

METROPOLITAN SERIES FUND, INC.
MORGAN STANLEY EAFE INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)



                                                        VALUE
  SHARES                                              (NOTE 1A)
          SPAIN--(CONTINUED)
    54,064 Banco de Bilbao Vizcaya Argentaria....... $    669,104
     3,711 Corp Mapfre S.A..........................       21,510
    17,378 Endesa S.A. (c)..........................      271,858
     2,224 Fomento de Construcciones & Contratas (c)       46,039
     4,837 Gas Natural SDG S.A. (c).................       80,536
     1,973 Grupo Dragados S.A.......................       26,403
    14,520 Iberdrola S.A. (c).......................      189,010
     3,626 Inditex..................................       69,122
     1,512 Metrovacesa S.A. (c).....................       20,867
       169 Puleva Biotech S.A.......................          449
    19,054 Repsol S.A. (c)..........................      277,889
     3,068 Sol Melia S.A............................       23,328
    75,084 Telefonica S.A. (b)......................    1,004,794
     3,300 Telepizza (c)............................        5,112
     3,098 Terra Networks, S.A......................       25,377
     4,499 Union Electric Fenosa (c)................       72,825
     3,421 Vallehermoso S.A.........................       21,291
     2,261 Zeltia S.A. (c)..........................       17,595
                                                     ------------
                                                        3,641,476
                                                     ------------

           SWEDEN--2.3%
     5,000 Assa Abloy (c)...........................       71,975
     1,800 Atlas Copco AB...........................       40,240
     1,200 Atlas Copco AB (Series B)................       25,225
     1,900 Drott AB.................................       19,562
     6,400 Electrolux AB............................       95,484
     2,400 Gambro AB................................       14,986
    11,200 Hennes & Mauritz AB......................      231,694
   136,400 LM Ericsson Telephone....................      741,185
       700 Modern Time Group (c)....................       15,415
    48,162 Nordic Baltic Holding....................      254,821
       500 SKF AB...................................        8,914
     3,300 SSAB Svenskt Stal AB.....................       32,246
     3,800 Sandvik AB (c)...........................       81,327
       500 Sapa AB..................................        6,864
     3,000 Sas AB...................................       19,448
     6,100 Securitas AB (c).........................      115,723
    10,100 Skand Enskilda BKN (c)...................       91,952
    15,900 Skandia Forsaekrings (c).................      115,199
     5,600 Skanska AB...............................       36,569
     3,900 Svenska Cellulosa AB.....................      106,705
    10,100 Svenska Handelsbanken....................      148,279
     1,000 Svenska Handelsbanken (Series B).........       13,918
     5,900 Swedish Match............................       31,216
     2,000 Tele2 AB (b).............................       72,071
    23,800 Telia (b) (c)............................      105,957
     4,100 Trelleborg AB (Class B)..................       31,464
     2,300 Volvo AB.................................       37,165
     5,300 Volvo AB (Series B) (c)..................       88,925

                                                     VALUE
  SHARES                                           (NOTE 1A)
           SWEDEN--(CONTINUED)
     3,000 WM-Data AB............................ $      7,522
                                                  ------------
                                                     2,662,051
                                                  ------------

           SWITZERLAND--7.1%
    20,280 ABB, Ltd..............................      195,435
     2,310 Adecco S.A............................      125,566
       350 Ascom Holding AG......................        6,166
       140 Charles Vogele Holdings...............        5,376
       550 Ciba Specialty Chemicals Holding, Inc.       34,369
     1,150 Clariant AG...........................       21,645
    19,350 Credit Suisse Group...................      825,140
       130 Fischer Georg AG......................       24,625
        60 Forbo Holdings AG.....................       18,250
       146 Givaudan AG (b).......................       44,496
       485 Holcim, Ltd. (Class B)................      104,577
       600 Kudelski S.A..........................       35,054
       700 Logitech International S.A............       25,613
        90 Lonza Group AG........................       58,815
     6,575 Nestle S.A............................    1,401,885
    48,800 Novartis AG...........................    1,763,537
        50 Publigroupe S.A.......................       10,089
     3,470 Richemont Cie Finance AG..............       64,476
     1,728 Roche Holdings AG.....................      141,546
    11,886 Roche Holdings AG (Bearer)............      848,335
       100 SGS Holding...........................       16,051
        60 Serono S.A............................       52,364
        40 Sulzer AG.............................        6,143
       430 Sulzer Medica AG......................       18,129
     1,700 Swatch Group AG.......................       33,687
       540 Swatch Group AG (Class B).............       48,542
     4,970 Swiss Reinsurance.....................      499,904
       880 Swisscom AG...........................      243,811
     2,008 Syngenta AG...........................      104,010
    22,490 UBS AG................................    1,135,133
       150 Unaxis Holding AG.....................       16,172
        80 Valora Holdings AG....................       11,636
     1,414 Zurich Financial Servicess AG.........      331,719
                                                  ------------
                                                     8,272,296
                                                  ------------

           UNITED KINGDOM--24.1%
    10,643 3i Group, Plc.........................      133,135
     3,304 AMEC, Plc.............................       18,994
    18,179 ARM Holdings, Plc. (b)................       94,983
     3,900 AWG, Plc..............................       30,651
     7,680 Airtours, Plc.........................       27,944
    13,491 Amvescap, Plc.........................      194,581
    29,631 AstraZeneca Group, Plc................    1,336,012
    17,409 BAA, Plc..............................      139,481
    38,061 BAE Systems, Inc......................      171,444
     9,370 BBA Group.............................       38,593


                See accompanying notes to financial statements.

                                     MSF-181

METROPOLITAN SERIES FUND, INC.
MORGAN STANLEY EAFE INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)



                                                    VALUE
  SHARES                                          (NOTE 1A)
            UNITED KINGDOM--(CONTINUED)
     59,689 BG Group, Plc....................... $    243,240
      7,638 BOC Group, Plc......................      117,833
    379,695 BP Amoco, Plc.......................    2,950,929
    145,457 BT Group, Plc.......................      535,596
      3,291 BTG, Plc............................       36,019
      8,399 Balfour Beatty......................       21,147
     28,182 Barclays, Plc.......................      933,116
      4,584 Barratt Developments, Plc...........       28,571
      2,000 Berkeley Group, Plc.................       20,667
     19,272 Billiton............................       97,889
     15,666 Boots Co., Plc......................      133,268
      9,918 Brambles Industries, Plc............       49,078
     14,100 British Airways, Plc................       40,016
     33,832 British America Tobacco, Plc........      286,818
      8,190 British Land Co.....................       55,665
     23,963 British Sky Broadcasting Group, Plc.      263,661
      8,761 Bunzl, Plc..........................       56,103
     38,129 CGNU, Plc...........................      468,916
      7,000 CMG, Plc............................       24,756
     23,284 Cable & Wireless....................      111,998
     35,060 Cadbury Schweppes, Plc..............      223,495
      9,423 Canary Wharf Group, Plc.............       61,131
      9,261 Capita Group, Plc...................       66,078
      8,868 Carlton Communications, Plc.........       31,363
      4,577 Celltech Group......................       58,220
     65,222 Centrica, Plc.......................      210,732
     18,121 Chubb, Plc..........................       45,362
     36,378 Compass Group.......................      272,664
     40,164 Corus Group, Plc....................       42,087
      2,533 Daily Mail & General Tst............       23,889
      3,159 De Lousiana Rue Plc.................       20,835
     57,364 Diageo, Plc.........................      655,378
     31,242 Dixons Group, Plc...................      106,854
     12,522 EMI Group, Plc......................       65,062
          1 Eidos, Plc. (b).....................            3
      8,065 Electrocomponents, Plc..............       62,915
      5,213 Exel, Plc...........................       59,558
      9,904 FKI, Plc............................       26,666
      9,918 GKN, Plc............................       38,252
      7,689 George Wimpey, Plc..................       24,507
    105,547 GlaxoSmithKline, Plc................    2,646,755
     49,410 Granada Compass, Plc................      103,193
      5,188 Great Portland Est..................       18,499
     17,076 Great University Stores, Plc........      160,298
     60,240 HBOS, Plc...........................      697,880
    158,223 HSBC Holdings, Plc..................    1,856,040
      3,773 Hammerson, Plc......................       24,354
     12,348 Hanson, Plc.........................       85,184
     32,219 Hays, Plc...........................       97,534
     27,523 Hilton Group, Plc...................       84,520
      5,021 Imi.................................       19,657

                                                 VALUE
  SHARES                                       (NOTE 1A)
           UNITED KINGDOM--(CONTINUED)
    12,918 Imperial Chemical Industries, Plc. $     71,255
     4,328 Imperial Tobacco..................       57,069
    15,912 International Power, Plc..........       46,896
    53,437 Invensys, Plc.....................       92,743
    29,271 J. Sainsbury, Plc.................      155,920
     3,987 Johnson Matthey, Plc..............       55,358
     4,184 Kelda Group, Plc..................       21,617
    19,115 Kidde, Plc........................       18,639
    21,885 Kingfisher........................      127,724
     7,996 Land Securities, Plc..............       91,179
    54,849 Lattice Group.....................      124,531
    84,008 Legal & General Group.............      194,402
    93,997 Lloyds TSB Group..................    1,020,553
     6,623 Logica, Plc.......................       61,690
     2,001 Manitoba Group....................       34,714
    42,043 Marconi, Plc......................       25,547
    47,578 Marks & Spencer, Plc..............      249,975
    11,249 Misys, Plc........................       53,208
    24,553 National Grid Group, Plc..........      152,943
     2,769 Next, Plc.........................       36,069
    21,398 Novar, Plc........................       39,536
    10,961 Nycomed Amersham, Plc.............      106,005
    11,099 P&O Princess Cruise, Plc..........       64,614
    12,613 P&O, Plc..........................       43,644
     3,000 Pace Micro Technologies, Plc......       15,282
    13,130 Pearson, Plc......................      151,155
    22,000 Pilkington, Plc...................       35,861
     3,700 Provident Financial, Plc..........       34,733
    33,686 Prudential, Plc...................      390,252
     4,736 RMC Group, Plc....................       42,666
     6,700 Railtrack Group, Plc. (b).........            0
     8,000 Rank Group, Plc...................       26,779
     4,730 Reckitt & Benckiser...............       68,840
    21,113 Reed International, Plc...........      175,149
    32,021 Rentokil Group, Plc...............      128,625
    24,805 Reuters Group, Plc................      245,488
     7,001 Rexam, Plc........................       38,184
    18,010 Rio Tinto, Ltd....................      344,947
     9,066 Rolls Royce.......................       21,969
    11,945 Royal & Sun Alliance..............       68,626
    45,812 Royal Bank Scotland Group, Plc....    1,114,803
     3,000 SSL International, Plc............       23,687
     8,754 Safeway, Plc......................       40,770
    21,085 Sage Group, Ltd...................       70,120
     4,355 Schroders, Plc....................       53,558
     5,381 Scot & Newcastle..................       41,115
     7,140 Scot & Southern En................       63,389
    30,505 Scottish Power, Plc...............      168,709
     3,966 Serco Group, Plc..................       20,780
     2,853 Severn Trent, Plc.................       29,855
    82,482 Shell Transportation & Trading Co.      566,609


                See accompanying notes to financial statements.

                                     MSF-182

METROPOLITAN SERIES FUND, INC.
MORGAN STANLEY EAFE INDEX PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)



                                                                 VALUE
 SHARES                                                       (NOTE 1A)
          UNITED KINGDOM--(CONTINUED)
   16,922 Signet Group, Plc.................................      $23,520
   13,355 Six Continents, Plc...............................      132,171
    6,200 Slough Estates, Plc...............................       29,913
   15,595 Smith & Nephew, Plc...............................       94,192
    8,833 Smiths Industries, Plc............................       87,032
    8,473 Spirent, Plc......................................       19,484
   39,900 Stagecoach Holdings, Plc..........................       42,972
    6,000 Tate & Lyle, Plc..................................       30,127
    7,013 Taylor Woodrow, Plc...............................       17,351
   22,153 Telewest Communications, Plc......................       19,990
  119,067 Tesco, Plc........................................      431,493
   49,247 Unilever NC.......................................      404,242
    2,820 United Business Media.............................       19,700
    9,244 United Utilities, Plc.............................       82,808
1,152,145 Vodafone AirTouch, Plc............................    3,014,107
   18,604 WPP Group, Plc....................................      205,780
    2,722 Whitbread, Plc....................................       21,749
    8,200 Wolseley, Plc.....................................       68,622
                                                             ------------
                                                               28,223,104
                                                             ------------

          UNITED STATES--3.6%
       80 Capstone Turbine Corp.............................          433
   35,400 Ishares MSCI EAFE Index Funds.....................    4,223,220
       40 Synthes Stratec...................................       27,850
                                                             ------------
                                                               4,251,503
                                                             ------------
          Total Common Stocks (Identified Cost $138,302,182)  115,795,862
                                                             ------------
 PREFERRED STOCKS--0.2%

          AUSTRALIA--0.2%
   36,256 News Corp., Ltd. (c)..............................      242,195
                                                             ------------
          Total Preferred Stocks (Identified Cost $275,471).      242,195
                                                             ------------

SHORT TERM INVESTMENTS--4.0%

   FACE                                           VALUE
  AMOUNT                                        (NOTE 1A)
           DISCOUNT NOTES--4.0%
$4,600,000 Federal Home Loan Mortgage
            1.510%, 01/02/02.................. $  4,599,807
                                               ------------
           Total Short Term Investments
            (Identified Cost $4,599,807)......    4,599,807
                                               ------------
           Total Investments--103.2%
            (Identified Cost $143,177,460) (a)  120,637,864
           Other assets less liabilities......   (3,703,104)
                                               ------------
           TOTAL NET ASSETS--100%............. $116,934,760
                                               ============

(a)Federal Tax Information:
   At December 31, 2001 the net unrealized depreciation on investments based on cost of $143,467,389 for federal income tax purposes was as follows:


      Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value over
      tax cost................................................ $  3,101,470
      Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost
      over value..............................................  (25,930,995)
                                                               ------------
      Net unrealized depreciation............................. $(22,829,525)
                                                               ============


(b)Non-Income producing security.

(c)A portion or all of the security was on loan. As of December 31, 2001, the market value of securities loaned was $4,716,433 with cash collateral backing valued at $4,902,129 and Securities Collateral backing valued at $40,400.

              TEN LARGEST INDUSTRIES              PERCENTAGE OF
              DECEMBER 31, 2001                  TOTAL NET ASSETS
               1. Banks                                12.7%
               2  Communication Services               11.5
               3. Drugs & Health Care                   9.3
               4. Computers & Business Equipment        5.1
               5. Financial Services                    5.0
               6. Food & Beverages                      4.7
               7. Insurance                             4.5
               8. Gas Exploration                       4.2
               9. Automobiles                           3.1
              10. Electric Utilities                    3.0


                See accompanying notes to financial statements.

                                     MSF-183

METROPOLITAN SERIES FUND, INC.
MORGAN STANLEY EAFE INDEX PORTFOLIO

 STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2001


      ASSETS
        Investments at value....................            $120,637,864
        Cash....................................                  35,230
        Foreign cash at value (Identified cost
         $100,278)..............................                  99,042
        Receivable for:
         Fund shares sold.......................                 459,427
         Dividends and interest.................                  62,983
         Foreign taxes..........................                  70,664
         Collateral for securities loaned.......               4,902,129
      Prepaid expense...........................                   5,141
                                                            ------------
        Total Assets............................             126,272,480
      LIABILITIES
        Payable for:
         Fund shares redeemed................... $    9,256
         Securities purchased...................  4,323,191
         Withholding taxes......................      5,845
         Return of collateral for securities
          loaned................................  4,902,129
        Accrued expenses:
         Management fees........................     46,983
         Service and distribution fees Class B..        813
         Other expenses.........................     49,503
                                                 ----------
          Total Liabilities.....................               9,337,720
                                                            ------------
      NET ASSETS................................            $116,934,760
                                                            ============
      Net assets consist of:
         Capital paid in........................            $141,923,886
         Undistributed net investment income....                 595,820
         Accumulated net realized gains
          (losses)..............................              (3,046,897)
         Unrealized appreciation
          (depreciation) on investments and
          foreign currency......................             (22,538,049)
                                                            ------------
      NET ASSETS................................            $116,934,760
                                                            ============
      Computation of offering price:
      CLASS A
      Net asset value and redemption price per
       share ($112,775,084 divided by
       12,889,327 shares of beneficial
       interest)................................            $       8.75
                                                            ============
      CLASS B
      Net asset value and redemption price per
       share ($4,098,768 divided by
       473,072 shares of beneficial interest)...            $       8.66
                                                            ============
      CLASS E
      Net asset value and redemption price per
       share ($60,908 divided by 6,967
       shares of beneficial interest)...........            $       8.74
                                                            ============
      Identified cost of investments............            $143,177,460
                                                            ============

 STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001


    INVESTMENT INCOME
      Dividends..............................               $  1,683,977 (a)
      Interest...............................                     79,586 (b)
                                                            ------------
                                                               1,763,563
    EXPENSES
      Management fees........................ $    312,492
      Service and distribution fees--Class B.        4,720
      Directors' fees and expenses...........       11,746
      Custodian..............................      465,111
      Audit and tax services.................       14,628
      Legal..................................          378
      Printing...............................       44,376
      Insurance..............................        2,874
      Miscellaneous..........................        2,126
                                              ------------
      Total expenses before reimbursement....      858,451
      Expense reimbursement..................     (124,581)      733,870
                                              ------------  ------------
    NET INVESTMENT INCOME....................                  1,029,693
                                                            ------------
    REALIZED AND UNREALIZED GAIN
     (LOSS) Realized gain (loss) on:
      Investments--net.......................   (2,611,118)
      Foreign currency transactions--net.....        2,738    (2,608,380)
                                              ------------
    UNREALIZED APPRECIATION
     (DEPRECIATION) ON:
      Investments--net.......................  (22,772,881)
      Foreign currency transactions--net.....      (11,733)  (22,784,614)
                                              ------------  ------------
    Net gain (loss)..........................                (25,392,994)
                                                            ------------
    NET INCREASE (DECREASE) IN NET
     ASSETS FROM OPERATIONS..................               $(24,363,301)
                                                            ============

(a)Net of foreign taxes of $213,030
(b)Income on securities loaned $62,505


                See accompanying notes to financial statements.

                                     MSF-184

METROPOLITAN SERIES FUND, INC.
MORGAN STANLEY EAFE INDEX PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED    YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,
                                                                         2001          2000
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  1,029,693  $    694,985
  Net realized gain (loss)..........................................   (2,608,380)      606,502
  Unrealized appreciation (depreciation)............................  (22,784,614)  (15,075,824)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................  (24,363,301)  (13,774,337)
                                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
   Class A..........................................................     (331,373)     (918,980)
   Class B..........................................................       (3,798)            0
                                                                     ------------  ------------
                                                                         (335,171)     (918,980)
                                                                     ------------  ------------
  Net realized gain
   Class A..........................................................      (30,125)     (750,622)
   Class B..........................................................         (345)            0
                                                                     ------------  ------------
                                                                          (30,470)     (750,622)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................     (365,641)   (1,669,602)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   40,713,462    34,039,264
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   15,984,520    18,595,325
NET ASSETS
  Beginning of the year.............................................  100,950,240    82,354,915
                                                                     ------------  ------------
  End of the year................................................... $116,934,760  $100,950,240
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the year................................................... $    595,820  $    (98,404)
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                      YEAR ENDED                YEAR ENDED
                                                                   DECEMBER 31, 2001         DECEMBER 31, 2000
                                                               ------------------------  ------------------------
                                                                 SHARES         $          SHARES         $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales....................................................... 11,102,004  $104,432,531   5,906,769  $ 71,917,398
  Reinvestments...............................................     35,651       361,498     149,518     1,669,602
  Redemptions................................................. (7,247,225)  (68,536,088) (3,232,992)  (39,547,736)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  3,890,430  $ 36,257,941   2,823,295  $ 34,039,264
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................    605,492  $  5,579,375           0  $          0
  Reinvestments...............................................        412         4,143           0             0
  Redemptions.................................................   (132,832)   (1,188,024)          0             0
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    473,072  $  4,395,494           0  $          0
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................      6,977  $     60,108           0  $          0
  Reinvestments...............................................          0             0           0             0
  Redemptions.................................................        (10)          (81)          0             0
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................      6,967  $     60,027           0  $          0
                                                               ----------  ------------  ----------  ------------
  Increase (decrease) derived from capital share transactions.  4,370,469  $ 40,713,462   2,823,295  $ 34,039,264
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                     MSF-185

METROPOLITAN SERIES FUND, INC.
MORGAN STANLEY EAFE INDEX PORTFOLIO

 FINANCIAL HIGHLIGHTS



                                                                     CLASS A                           CLASS B
                                                 --------------------------------------------    ------------------
                                                          YEAR ENDED          NOVEMBER 9, 1998(A) JANUARY 2, 2001(A)
                                                         DECEMBER 31,               THROUGH           THROUGH
                                                 ---------------------------     DECEMBER 31,        DECEMBER 31,
                                                   2001      2000     1999           1998               2001
                                                 --------  --------  -------  ------------------- ------------------
NET ASSET VALUE, BEGINNING OF PERIOD............ $  11.22  $  13.34  $ 10.80       $  10.00        $11.12
                                                 --------  --------  -------       --------         ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................     0.09      0.07     0.10           0.01          0.04
  Net realized and unrealized gain (loss) on
   investments..................................    (2.52)    (2.00)    2.58           0.80        (2.46)
                                                 --------  --------  -------       --------        ------
  Total from investment operations..............    (2.43)    (1.93)    2.68           0.81        (2.42)
                                                 --------  --------  -------       --------        ------
LESS DISTRIBUTIONS
  Distributions from net investment income......    (0.03)    (0.11)   (0.06)         (0.01)       (0.03)
  Distributions from net realized capital gains.    (0.01)    (0.08)   (0.08)          0.00        (0.01)
                                                 --------  --------  -------       --------        ------
  Total distributions...........................    (0.04)    (0.19)   (0.14)         (0.01)       (0.04)
                                                 --------  --------  -------       --------        ------
NET ASSET VALUE, END OF PERIOD.................. $   8.75  $  11.22  $ 13.34       $  10.80        $ 8.66
                                                 ========  ========  =======       ========        ======
TOTAL RETURN (%)................................    (21.7)    (14.5)    24.9            8.1 (b)    (21.8)(b)
Ratio of operating expenses to average net
 assets (%).....................................     0.70      0.58     0.50           0.49 (c)      0.95 (c)
Ratio of net investment income to average net
 assets (%).....................................     1.00      0.76     1.25           0.71 (c)      0.46 (c)
Portfolio turnover rate (%).....................        9        10       44             13 (c)         9
Net assets, end of period (000)................. $112,775  $100,950  $82,355        $25,453          $4,099
The Ratios of operating expenses to average net
 assets without giving effect to the voluntary
 expense agreement would have been (%)..........     0.82      0.78     1.77           1.41 (c)       1.07(c)


                                                    CLASS E
                                                 --------------
                                                 MAY 1, 2001(A)
                                                    THROUGH
                                                  DECEMBER 31,
                                                      2001
                                                 --------------
NET ASSET VALUE, BEGINNING OF PERIOD............     $10.43
                                                     ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................       0.00
  Net realized and unrealized gain (loss) on
   investments..................................      (1.69)
                                                     ------
  Total from investment operations..............      (1.69)
                                                     ------
LESS DISTRIBUTIONS
  Distributions from net investment income......       0.00
  Distributions from net realized capital gains.       0.00
                                                     ------
  Total distributions...........................       0.00
                                                     ------
NET ASSET VALUE, END OF PERIOD..................     $ 8.74
                                                     ======
TOTAL RETURN (%)................................      (16.2)(b)
Ratio of operating expenses to average net
 assets (%).....................................       0.85 (c)
Ratio of net investment income to average net
 assets (%).....................................       0.00 (c)
Portfolio turnover rate (%).....................          9
Net assets, end of period (000).................     $   61
The Ratios of operating expenses to average net
 assets without giving effect to the voluntary
 expense agreement would have been (%)..........       0.97 (c)


(a)Commencement of operations.
(b)Periods  less  than  one  year  are  not  computed  on an  annualized  basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                     MSF-186

METROPOLITAN SERIES FUND, INC.

 PUTNAM INTERNATIONAL STOCK PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS



 INVESTMENT OBJECTIVE
 TO ACHIEVE LONG-TERM GROWTH OF CAPITAL.

 INCEPTION DATE  5/1/91

 ASSET CLASS
 INTERNATIONAL STOCKS

 NET ASSETS
 $342.6 MILLION

 PORTFOLIO  MANAGER
 PUTNAM CORE INTERNATIONAL EQUITY TEAM, WITH OMID KAMSHAD AS THE LEAD MANAGER


PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2001, the Class A shares of the Putnam International Stock Portfolio returned -20.6%, outperforming its benchmark, the Morgan Stanley Capital International (MSCI) EAFE(R) Index/6, which returned -21.4% for the same time period. The average return of the Portfolio's peer group, the Lipper Variable Insurance Product International Funds universe15/, was -21.5% for the same period. Stock selection generated much of the year's outperformance, though sector allocations were also positive.

PORTFOLIO ACTIVITY
Stock selection was strong throughout 2001, particularly in the technology and health-care sectors. Overweighting Samsung Electronics (Korea) was a big contributor to performance; avoiding communications equipment makers Alcatel (France) and Marconi (United Kingdom) and underweighting Ericsson (Sweden) also enhanced results. Overweighting European pharmaceutical stocks in the health-care sector also proved positive. These gains helped offset the negative impact of the weak financial and consumer staples, sectors.

From a sector perspective, underweighting technology and overweighting energy proved most beneficial. Technology finished the year as the worst-performing sector, losing over 33%, while energy held its ground, slipping just 0.4%, making it the second best-performing sector.

Among country allocations, the portfolio benefited from overweighting Ireland, one of only three countries with positive local-currency gains for the year, and underweighting Italy and Germany, which returned -18.2% and -22.6%, respectively. These contributions were somewhat offset by the negative impact of underweighting Australia, Japan, and Spain. Japan managed to modestly beat the index, although its economic conditions continued to deteriorate.

PORTFOLIO OUTLOOK/A/
We are positioning the portfolio in anticipation of an equity rally sparked by an economic recovery during the second half of 2002. Although we are quite negative on Japan's longer-term economic growth prospects, we believe the country's equity market will fare better than most in a global economic recovery, as is often the case with more marginal world economies. Given the weak yen, we are focusing on multinational exporters, especially carmakers
Toyota and Honda and game-maker Nintendo. Conversely, we are increasingly bullish on European economies, which we believe will expand, aided by recent interest-rate reductions. We also see an improving outlook for emerging markets, which should recover in step with the U.S. economy.

Among our sector allocations, we continue to add gradually to our technology holdings. We believe technology capital expenditures will not recover sufficiently until 2003; however, we are identifying nearer-term opportunities in the sector while positioning the portfolio accordingly longer term.


                              PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2001


                                                    % OF TOTAL
                 SECURITY                           NET ASSETS
                 ---------------------------------------------

                 TOTAL FINA S.A....................    4.5%
                 VODAFONE AIRTOUCH, PLC............    3.9
                 ASTRAZENECA GROUP, PLC............    3.9
                 SHELL TRANSPORTATION & TRADING CO.    3.5
                 SAMSUNG ELECTRONICS, LTD..........    3.4
                 ING BANK N.V......................    3.3
                 SANOFI-SYNTHELABO S.A.............    3.2
                 NTT CORP..........................    3.0
                 GLAXOSMITHKLINE...................    2.5
                 ALLIANZ HOLDING AG................    2.5


      A $10,000 INVESTMENT COMPARED TO THE MSCI EAFE INDEX SINCE 12/31/91


                                     [CHART]



        Putnam International Stock     MSCI EAFE Index
        --------------------------     ---------------
12/91            10,000                    10,000
12/92             8,979                     8,783
12/93            13,268                    11,642
12/94            13,941                    12,548
12/95            14,058                    13,954
12/96            13,809                    14,798
12/97            13,485                    15,061
12/98            16,527                    18,073
12/99            19,245                    22,946
12/00            17,300                    19,695
12/01            13,738                    15,472


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                            AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                    PUTNAM INTERNATIONAL MSCI
                                      STOCK PORTFOLIO    EAFE
                                    CLASS A    CLASS E   INDEX

                    1 Year           -20.6%       N/A    -21.4%
                    3 Years           -6.0        N/A     -5.1
                    5 Years           -0.1        N/A      0.9
                    10 Years           3.3        N/A      4.5
                    Since Inception    2.9      -13.6(a)   4.5
--------------------------------------------------------------------------------

(a)Inception date was May 1, 2001.
 Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                See footnotes to Portfolio Manager Commentary.

                                     MSF-187

METROPOLITAN SERIES FUND, INC.
PUTNAM INTERNATIONAL STOCK PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--99.7% OF TOTAL NET ASSETS



                                                   VALUE
 SHARES                                          (NOTE 1A)

          AUSTRALIA--0.9%
  354,089 Broken Hill Property Co. (c)......... $  1,903,025
   62,906 Rio Tinto, Ltd. (c)..................    1,197,975
                                                ------------
                                                   3,101,000
                                                ------------

          BELGIUM--0.7%
  161,400 Dexia S.A............................    2,327,458
                                                ------------

          CANADA--2.3%
    7,387 Alcan Aluminum, Ltd..................      265,130
1,100,000 Ashurst Technology, Ltd. (b) (e).....            0
  282,330 IsleInvest, Ltd. (d).................            0
   36,441 Royal Bank of Canada Montreal Quebec.    1,186,169
  125,659 Sun Life Financial Services, Inc. (b)    2,679,221
   64,088 Suncor Energy, Inc...................    2,109,032
   67,199 Toronto Dominion Bank................    1,733,678
                                                ------------
                                                   7,973,230
                                                ------------

          DENMARK--1.1%
  160,866 Den Danske Bank (c)..................    2,581,006
   30,034 Tele Danmark A/S.....................    1,069,843
                                                ------------
                                                   3,650,849
                                                ------------

          FINLAND--1.0%
  175,029 Stora Enso Oyj (c)...................    2,240,434
   47,000 Tietoenator Oyj (c)..................    1,244,652
                                                ------------
                                                   3,485,086
                                                ------------

          FRANCE--15.1%
   48,396 Accor S.A............................    1,758,944
   30,953 Aventis S.A..........................    2,197,337
   38,256 BNP Paribas..........................    3,422,385
  106,645 Bouygues S.A. (b)....................    3,493,426
   22,717 Groupe Danone........................    2,770,351
  134,762 Havas Advertising (c)................      975,262
   32,869 Lafarge S.A..........................    3,069,200
  107,870 Orange S.A. (c)......................      977,489
   40,201 Publicis S.A.........................    1,064,602
  147,848 Sanofi-Synthelabo S.A................   11,028,660
   62,577 Society General de France S.A........    3,500,929
   68,477 Television Francaise S.A.............    1,730,507
  109,152 Total Fina S.A.......................   15,584,731
                                                ------------
                                                  51,573,823
                                                ------------

          GERMANY--7.3%
   35,463 Allianz Holdings AG..................    8,396,927
   49,260 BASF A.G.............................    1,830,687
  121,667 Bayerische Motoren Werke A.G. (c)....    4,240,019
  102,251 Deutsche Post A.G. (c)...............    1,364,371
   46,043 Metro A.G. (c).......................    1,633,259

                                                VALUE
 SHARES                                       (NOTE 1A)
          GERMANY--(CONTINUED)
   26,776 Muenchener Ruckverssicherungs A.G. $  7,268,380
   36,532 ProSieben Sat.1 Media A.G. (c)....      186,984
                                             ------------
                                               24,920,627
                                             ------------

          HONG KONG--2.5%
  486,300 Cheung Kong Holdings, Ltd.........    5,051,496
  159,800 China Mobile, Ltd.................      562,535
   73,300 Hang Seng Bank....................      806,063
  495,770 Hong Kong & China Gas Co., Ltd....      610,354
  405,500 Hong Kong Electric Co., Ltd.......    1,508,063
                                             ------------
                                                8,538,511
                                             ------------

          IRELAND--2.9%
  151,944 Allied Irish Banks, Plc...........    1,758,289
  282,056 CRH, Plc..........................    4,978,761
   70,202 Elan Corp. (b)....................    3,249,497
                                             ------------
                                                9,986,547
                                             ------------

          ITALY--2.1%
  256,256 Sao Paolo Imi SpA (c).............    2,748,681
  462,797 Telecom Italia Mobile SpA (c).....    2,582,982
  378,100 Telecom Italia SpA (c)............    2,019,394
                                             ------------
                                                7,351,057
                                             ------------

          JAPAN--13.8%
   18,700 Acom Co., Ltd.....................    1,363,140
    9,500 Aiful Corp........................      614,915
   23,200 Asatsu, Inc.......................      453,339
   81,000 Canon, Inc........................    2,788,413
    9,500 Fast Retailing Co., Ltd...........      845,508
   36,000 Fuji Photo Film Co................    1,286,009
      319 Fuji Television Network, Inc......    1,288,077
   99,900 Honda Motor Co....................    3,988,070
       18 Japan Telecom Co..................       53,996
    5,000 Kao Corp..........................      104,000
  118,000 Matsushita Electric Works (c).....      971,850
   17,000 NEC Corp..........................      173,491
  658,000 Nikko Securities, Ltd.............    2,938,173
   14,100 Nintendo Co.......................    2,470,002
      872 Nippon Telegraph & Telephone Corp.   10,250,210
      294 Nippon Telephone & Telegraph Corp.      958,232
    5,470 Nippon Television Network Corp....    1,165,313
   18,100 Orix Corp. (c)....................    1,621,968
   14,800 Rohm Co...........................    1,921,594
   72,000 Sankyo Co.........................    1,233,799
   51,000 Shionogi & Co.....................      871,995
   18,000 Shiseido Co.......................      166,384
   55,800 Sony Corp.........................    2,551,271
  331,000 Tokyo Gas Co. (c).................      886,810


                See accompanying notes to financial statements.

                                     MSF-188

METROPOLITAN SERIES FUND, INC.
PUTNAM INTERNATIONAL STOCK PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)



                                                  VALUE
 SHARES                                         (NOTE 1A)
          JAPAN--(CONTINUED)
  254,100 Toyota Motor Corp................... $  6,439,295
                                               ------------
                                                 47,405,854
                                               ------------

          MEXICO--0.2%
  848,000 BBVA Banco BHIF.....................      773,351
                                               ------------

          NETHERLANDS--4.9%
   21,576 ABN AMRO Holdings NV................      347,434
   68,908 Akzo Nobel NV.......................    3,076,124
  439,581 ING Bank NV.........................   11,206,634
    7,980 Koninhlijke Philips Electronics N.V.      237,112
   42,800 TNT Post Groep NV...................      925,792
   35,918 VNU NV..............................    1,103,368
                                               ------------
                                                 16,896,464
                                               ------------

          NEW ZEALAND--0.0%
   61,668 Telecom Corp. of New Zealand (c)....      128,362
                                               ------------

          PORTUGAL--0.2%
   87,705 Portugal Telecom S.A................      683,118
                                               ------------

          SINGAPORE--1.1%
  143,586 DBS Group Holdings, Inc.............    1,073,104
  178,850 Overseas-Chinese Banking Corp.......    1,065,448
   13,000 Singapore Airlines..................       77,444
  106,000 Singapore Press Holdings, Ltd.......    1,251,449
    4,000 United Overseas Bank................       27,512
   21,000 Venture Manufactoring, Ltd..........      151,259
                                               ------------
                                                  3,646,216
                                               ------------

          SOUTH KOREA--0.1%
    1,240 SK Telecom..........................      253,970
                                               ------------

          SPAIN--1.2%
   31,840 Altadis S.A.........................      541,340
   25,499 Banco Popular Espanol S.A. (c)......      837,100
  203,963 Telefonica S.A. (b).................    2,728,812
                                               ------------
                                                  4,107,252
                                               ------------

          SWEDEN--4.2%
  425,116 Investor AB.........................    4,656,633
  834,754 LM Ericsson Telephone (c)...........    4,551,897
  261,490 Nordic Baltic Holding...............    1,388,376
   80,931 Sandvik AB (c)......................    1,738,162
   19,870 Securitas AB (c)....................      378,277
  106,170 Svenska Handelsbanken...............    1,564,161
                                               ------------
                                                 14,277,506
                                               ------------

                                                        VALUE
 SHARES                                               (NOTE 1A)

          SWITZERLAND--5.7%
   34,030 Ciba Specialty Chemicals Holding, Inc. (c) $  2,127,388
    5,800 Julius Baer Holding Beare.................    1,957,098
   23,751 Nestle S.A................................    5,066,193
  112,792 Novartis AG...............................    4,077,802
  136,500 Richemont Cie Finance A.G.................    2,537,373
   29,710 Swatch Group AG...........................      588,973
   13,550 Swatch Group AG (Class B).................    1,218,569
    8,900 Swiss Reinsurance.........................      895,577
      255 Syngenta AG...............................       13,214
      994 Synthes Stratec...........................      692,374
    5,515 UBS A.G...................................      278,475
                                                     ------------
                                                       19,453,036
                                                     ------------

          UNITED KINGDOM--22.0%
   94,100 Abbey National, Plc.......................    1,340,664
    6,200 Allied Irish Banks, Plc...................       71,746
  293,517 AstraZeneca Group, Plc....................   13,219,622
  224,542 BAE Systems, Inc..........................    1,010,328
  168,888 BOC Group, Plc............................    2,602,610
  285,300 Billiton..................................    1,447,543
  203,900 Cadbury Schweppes, Plc....................    1,298,362
  339,577 Compass Group.............................    2,542,435
   81,900 Diageo, Plc...............................      934,669
  338,423 GlaxoSmithKline, Plc......................    8,477,143
   97,517 HSBC Holdings, Plc........................    1,142,667
  137,300 Hays, Plc.................................      415,182
   29,500 Kingfisher................................      171,977
  269,113 Misy's, Plc...............................    1,271,518
   53,424 Rio Tinto, Ltd............................    1,022,108
  498,249 Scottish Power, Plc.......................    2,752,545
1,737,556 Shell Transportation & Trading Co.........   11,922,990
  128,986 Smiths Industries, Plc....................    1,269,508
   80,100 South African Brew........................      544,983
  842,348 Tesco, Plc................................    3,049,266
  165,739 United Business Media.....................    1,156,566
5,112,977 Vodafone AirTouch, Plc....................   13,361,250
  402,033 WPP Group, Plc............................    4,442,011
                                                     ------------
                                                       75,467,693
                                                     ------------

          UNITED STATES--10.4%
   47,277 Companhia de Bebidas das Americas
           (ADR) (c)................................      959,250
    8,300 Elan, Plc.................................      373,998
   38,196 Grupo Television S.A. (ADR) (c)...........    1,649,303
   30,092 Gucci Group N.V. (ADR) (c)................    2,554,811
  215,200 Korea Electric Power Corp. (ADR) (c)......    1,969,080
  134,450 Korea Telecom (ADR) (c)...................    2,733,369
   31,800 Korea Tobacco & Ginseng Corp. (144A)......      238,500
    2,650 Merrill Lynch International, Ltd. (ADR)...      562,928
  149,016 News Corp., Ltd. (ADR) (c)................    4,740,199


                See accompanying notes to financial statements.

                                     MSF-189

METROPOLITAN SERIES FUND, INC.
PUTNAM INTERNATIONAL STOCK PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)



                                                  VALUE
SHARES                                          (NOTE 1A)
        UNITED STATES--(CONTINUED)
 68,957 Petroleo Brasileiro S.A. (ADR) (c).... $  1,606,698
 61,635 Pohang Iron & Steel, Ltd. (ADR).......    1,417,605
 40,800 SK Telecom, Ltd. (ADR) (c)............      882,096
100,910 Samsung Electronics, Ltd. (144A) (ADR)   11,705,560
 74,934 Telefonos de Mexico S.A. (ADR) (c)....    2,624,189
  9,100 UBS A.G. (144A).......................      770,978
 34,300 Unibanco-Uniao de Banco (ADR) (c).....      764,890
                                               ------------
                                                 35,553,454
                                               ------------
        Total Common Stocks
         (Identified Cost $378,766,200).......  341,554,464
                                               ------------

 SHORT TERM INVESTMENTS--0.3%


   FACE                                           VALUE
  AMOUNT                                        (NOTE 1A)
           COMMERCIAL PAPER--0.3%
$1,071,000 Tyco Capital Corp. 1.600%, 01/02/02 $  1,070,952
                                               ------------
           Total Short Term Investments
            (Identified Cost $1,070,952)......    1,070,952
                                               ------------
           Total Investments--100.0%
            (Identified Cost $379,837,152) (a)  342,625,416
           Other assets less liabilities......       (5,441)
                                               ------------
           TOTAL NET ASSETS--100%............. $342,619,975
                                               ============

(a)Federal Tax Information:
   At December 31, 2001 the net unrealized depreciation on investments based on cost of $387,396,282 for federal income tax purposes was as follows:


      Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value over
      tax cost................................................ $ 14,241,047
      Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost
      over value..............................................  (59,011,913)
                                                               ------------
      Net unrealized depreciation............................. $(44,770,866)
                                                               ============

(b)Non-Income producing security.
(c)A portion or all of the security was on loan. As of June 30, 2001, the market value of securities loaned was $23,236,121 with collateral backing valued at $24,267,483.
(d)Illiquid Security.
(e)Non-Income producing; Defaulted Bond.

Key to Abbreviations:
ADR--An American Depositary Receipt (ADR) is a certificate issued by a Custodian
     Bank representing the right to receive securities of the foreign issuer described. The value of ADRs is significantly influenced by trading on exchanges not located in the United States or Canada.
144A--Securities exempt from registration under Rule 144A of the securities act of 1933. These securities may be resold to institutional buyers. At the period end, the value of these securities amounted to $12,715,038 or 3.7% of net assets.


              TEN LARGEST INDUSTRIES AS OF         PERCENTAGE OF
              DECEMBER 31, 2001                   TOTAL NET ASSETS

               1   Communication Services               15.8%
               2   Drugs & Health Care                  13.3
               3   Financial Services                    9.6
               4   Banks                                 9.1
               5   Gas Exploration                       4.6
               6   Automobiles                           4.3
               7   Domestic Oil                          4.1
               8   Industrial Machinery                  3.9
               9   Computers & Business Equipment        3.6
              10.  Food & Beverages                      3.4


                See accompanying notes to financial statements.

                                     MSF-190

METROPOLITAN SERIES FUND, INC.
PUTNAM INTERNATIONAL STOCK PORTFOLIO

 STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2001


        ASSETS
          Investments at value..............               $342,625,416
          Receivable for:
           Securities sold.................                     988,565
           Fund shares sold................                     734,946
           Dividends and interest..........                     316,728
           Foreign taxes...................                     284,688
           Miscellaneous...................                         512
           Collateral for securities loaned                  24,267,483
          Prepaid expense...................                      2,174
                             -                             ------------
            Total Assets..................                  369,220,512
        LIABILITIES
          Payable for:
           Fund shares redeemed............    $   592,850
           Securities purchased............      1,118,270
           Withholding taxes...............         37,159
           Due to custodian bank...........        246,679
           Miscellaneous...................            935
           Return of collateral for securities
            loaned.........................     24,267,483
          Accrued expenses:
           Management fees.................        261,783
           Service and distribution fees
            Class E........................            238
           Other expenses..................         75,140
                             -                 -----------
            Total Liabilities.............                   26,600,537
                             -                             ------------
        NET ASSETS............................             $342,619,975
                             =                             ============
          Net assets consist of:
           Capital paid in.................                $430,125,439
           Undistributed net investment
            income.........................                   2,174,084
           Accumulated net realized gains
            (losses).......................                 (52,465,475)
           Unrealized appreciation
            (depreciation) on investments
            and foreign currency...........                 (37,214,073)
                             -                             ------------
        NET ASSETS............................             $342,619,975
                             =                             ============
        Computation of offering price:
        CLASS A
        Net asset value and redemption price
         per share ($340,426,055 divided by
         35,884,482 shares of beneficial
         interest)............................             $       9.49
                             =                             ============
        CLASS E
        Net asset value and redemption price
         per share ($2,193,920 divided by
         232,643 shares of beneficial
         interest)............................             $       9.43
                             =                             ============
        Identified cost of investments........             $379,837,152
                             =                             ============

 STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001


     INVESTMENT INCOME
       Dividends...........................               $  6,045,660 (a)
       Interest............................                    961,484 (b)
                                                          ------------
                                                             7,007,144
     EXPENSES
       Management fees..................... $  3,362,607
       Service and distribution
        fees--Class E......................          498
       Directors' fees and expenses........       13,138
       Custodian...........................      685,433
       Audit and tax services..............       16,283
       Legal...............................        1,337
       Printing............................      245,317
       Insurance...........................        4,377
       Miscellaneous.......................        8,084
                                            ------------
       Total expenses before reductions....    4,337,074
       Expense reductions..................      (65,153)    4,271,921
                                            ------------  ------------
     NET INVESTMENT INCOME.................                  2,735,223
                                                          ------------
     REALIZED AND UNREALIZED GAIN
      (LOSS) Realized gain (loss) on:
       Investments--net....................  (36,690,575)
       Foreign currency transactions--net..  (11,703,386)  (48,393,961)
                                            ------------
     Unrealized appreciation (depreciation)
      on:
       Investments--net....................  (38,720,013)
       Foreign currency transactions--net..        1,687   (38,718,326)
                                            ------------  ------------
     Net gain (loss).......................                (87,112,287)
                                                          ------------
     NET INCREASE (DECREASE) IN NET
      ASSETS FROM OPERATIONS...............               $(84,377,064)
                                                          ============

(a)Net of foreign taxes of $812,665
(b)Income on securities loaned $192,330

                See accompanying notes to financial statements.

                                     MSF-191

METROPOLITAN SERIES FUND, INC.
PUTNAM INTERNATIONAL STOCK PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS





                                                                      YEAR ENDED    YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,
                                                                         2001          2000
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  2,735,223  $    830,308
  Net realized gain (loss)..........................................  (48,393,961)   12,960,700
  Unrealized appreciation (depreciation)............................  (38,718,326)  (41,133,021)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................  (84,377,064)  (27,342,013)
                                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
   Class A..........................................................   (1,008,310)   (2,075,007)
  Net realized gain
   Class A..........................................................  (13,073,256)            0
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................  (14,081,566)   (2,075,007)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   12,559,751   140,105,003
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  (85,898,879)  110,687,983

NET ASSETS
  Beginning of the year.............................................  428,518,854   317,830,871
                                                                     ------------  ------------
  End of the year................................................... $342,619,975  $428,518,854
                                                                     ============  ============
UNDISTRIBUTED (0VERDISTRIBUTED) NET INVESTMENT INCOME
  End of the year................................................... $  2,174,084  $    531,284
                                                                     ============  ============


OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                         YEAR ENDED                   YEAR ENDED
                                                                     DECEMBER 31, 2001             DECEMBER 31, 2000
                                                               -----------------------------    --------------------------
                                                                  SHARES            $           SHARES           $
                                                               ------------  ---------------  -----------    -------------
CLASS A
  Sales.......................................................  113,849,758  $ 1,165,083,321   53,163,297  $ 695,948,436
  Reinvestments...............................................    1,315,960       14,081,566      159,985      2,075,007
  Issued from substitution....................................            0                0    8,251,275     98,173,123
  Redemptions................................................. (113,873,512)  (1,168,763,616) (49,894,098) (656,091,563)
                                                               ------------  ---------------  -----------  -------------
  Net increase (decrease).....................................    1,292,206  $    10,401,271   11,680,459    140,105,003
                                                               ============  ===============  ===========   =============
CLASS E
  Sales.......................................................      243,695  $     2,260,187           0   $          0
  Reinvestments...............................................            0                0           0              0
  Redemptions.................................................      (11,052)        (101,707)          0              0
                                                               ------------  ---------------  -----------  -------------
  Net increase (decrease).....................................      232,643  $     2,158,480            0   $         0
                                                               ============  ===============  ===========   =============
  Increase (decrease) derived from capital share transactions.    1,524,849  $    12,559,751   11,680,459  $ 140,105,003
                                                               ============  ===============  =========== =============


                See accompanying notes to financial statements.

                                     MSF-192

METROPOLITAN SERIES FUND, INC.
PUTNAM INTERNATIONAL STOCK PORTFOLIO

 FINANCIAL HIGHLIGHTS



                                                                                      CLASS A                         CLASS E
                                                                ------------------------------------------------  --------------
                                                                                                                  MAY 1, 2001(A)
                                                                                                                      THROUGH
                                                                              YEAR ENDED DECEMBER 31,               DECEMBER 31,
                                                                ------------------------------------------------  --------------
                                                                   2001      2000      1999      1998      1997         2001
                                                                 --------  --------  --------  --------  --------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD............................ $  12.39  $  13.87  $  14.14  $  11.67  $11.95      $10.91
                                                                 --------  --------  --------  -------- --------      ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................................     0.08      0.02      0.13      0.13    0.10        0.00
  Net realized and unrealized gain (loss) on investments........    (2.57)    (1.42)     2.05      2.50   (0.38)      (1.48)
                                                                 --------  --------  --------  --------   --------     ------
  Total from investment operations..............................    (2.49)    (1.40)     2.18      2.63    (0.28)      (1.48)
                                                                 --------  --------  --------  --------  --------      ------
LESS DISTRIBUTIONS
  Distributions from net investment income......................    (0.03)    (0.08)    (0.13)    (0.16)     0.00        0.00
  Distributions from net realized capital gains.................    (0.38)     0.00     (2.32)     0.00      0.00        0.00
                                                                 --------  --------  --------  --------   --------      ------
  Total distributions...........................................    (0.41)    (0.08)    (2.45)    (0.16)     0.00        0.00
                                                                 --------  --------  --------  --------   --------      ------
NET ASSET VALUE, END OF PERIOD.................................. $   9.49  $  12.39  $  13.87  $  14.14  $  11.67      $  9.43
                                                                 ========  ========  ========  ========   ========      ======
TOTAL RETURN (%)................................................    (20.6)    (10.1)     16.4      22.6    (2.3)      (13.6)(b)
Ratio of operating expenses to average net assets before expense
 reductions (%).................................................     1.16        --        --        --      --        1.31 (c)
Ratio of operating expenses to average net assets after expense
 reductions (%) (d).............................................     1.14      1.09      0.97      1.02    1.03        1.30 (c)
Ratio of net investment income to average net assets (%)........     0.73      0.25      0.95      0.87    0.77       (0.17)(c)
Portfolio turnover rate (%).....................................       68       166        87       156     182          68
Net assets, end of period (000)................................. $340,426  $428,519  $317,831  $297,381    $267,089      $2,194

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.


                See accompanying notes to financial statements.

                                     MSF-193

METROPOLITAN SERIES FUND, INC.

 SCUDDER GLOBAL EQUITY PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS



 INVESTMENT OBJECTIVE
 TO ACHIEVE LONG-TERM GROWTH OF
 CAPITAL.

 INCEPTION DATE  3/3/97

 ASSET CLASS
 LARGE CAP STOCKS/ INTERNATIONAL STOCKS

 NET ASSETS
 $183.3 MILLION

 PORTFOLIO  MANAGER
 WILLIAM E. HOLZER
 NICHOLAS BRATT


PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2001, the Class A shares of the Scudder Global Equity Portfolio returned -16.1%, slightly outperforming its benchmark, the Morgan Stanley Capital International (MSCI) World Index/14/, which returned -16.8% for the same time period. The average return of the Portfolio's peer group, the Lipper Variable Insurance Products Global Equity Funds universe/15/, was -15.3% for the same period. The main drivers of outperformance relative to the index were an underweight exposure to Information Technology and an overweight exposure to Materials. The main detractors from performance were underweight exposure to banks and consumer related stocks, and exposure to Japan.

PORTFOLIO ACTIVITY
Markets alternated between optimism for restored growth resulting from loose monetary policy, especially in the US, and pessimism at deteriorating fundamentals. After the post terrorist attack fallout, markets rallied strongly for the rest of the year, led by technology and Emerging Markets. Stocks now need strong earnings growth to justify their high trailing valuations. The portfolio's strategy was predicated on declining corporate profits in the "Auction Economy", and high levels of company and personal leverage at a time of slowing global growth. Portfolio themes focused on high potential knowledge companies such as biotech leader Immunex, or online reservations specialist
Sabre Group, and safety assets among sector dominant scale driven businesses with strong balance sheets and free cash flow, such as EDS, IBM, Rio Tinto Zinc, and Lockheed Martin. The portfolio suffered from holding Enron and Railtrack, but diversification contained the damage. During the last quarter, an underweight exposure to Information Technology was no longer a strategic advantage, so the exposure to the sector was increased.

PORTFOLIO OUTLOOK/A/
Will the old, long-term cycle take off again, or are we at the beginning of a new and different cycle? High leverage, slower economic growth, and re-emerging geopolitics are the dominant investment factors.

Governments, debt, and wealth preservation have replaced corporations and equity markets as defining factors. Demographics are the key. The politically dominant baby boomers have placed their accumulated wealth in markets. Governments are now required to protect these savings. The liquidity provided by new markets infers the characteristics of money on most financial assets, even housing. Given the leverage supporting these assets, interest rates are a vital tool in defending asset prices. In turn, asset prices determine the level of economic activity. If higher asset prices must lead to higher interest rates, a self-sustaining economic recovery is hard to imagine. In the meantime the legacy of overcapacity from the technology boom means that profits are in short supply, and valuations are stretched. Sharing and preserving wealth will be the preoccupations, requiring a bigger role for government. Winner corporations from the last cycle will prefer to protect their gains. We expect lower returns. Investment opportunities will be defined in terms of risk categories -- credit risk, reinvestment and actuarial risk, and volatility. Balance sheet strength is important. Virtual companies depend on outsourcing, but have good balance sheets and cash flow. Scale and sector dominance are important safety characteristics.

                              PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2001


                                                  % OF TOTAL
                    SECURITY                      NET ASSETS
                    ----------------------------------------

                    FEDERAL REPUBLIC OF GERMANY..    6.6%
                    RIO TINTO LTD................    2.0
                    ELECTRONIC DATA SYSTEMS CORP.    1.6
                    IMMUNEX CORP.................    1.6
                    EXELON CORP..................    1.6
                    ANADARKO PETROLEUM CORP......    1.5
                    NESTLE S.A...................    1.5
                    AVENTIS S.A..................    1.5
                    BARRICK GOLD CORP............    1.4
                    BURLINGTON RESOURCES, INC....    1.4

        A $10,000 INVESTMENT COMPARED TO MSCI WORLD INDEX SINCE 3/3/97


                                     [CHART]

                Scudder           MSCI
                 Global           World
                 Equity           Index
                -------          ------
3/97             10,000          10,000
12/97            10,962          11,313
12/98            12,712          14,066
12/99            15,911          17,573
12/00            15,655          15,257
12/01            13,137          12,690


--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                            AS OF DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                     SCUDDER GLOBAL  MSCI
                                    EQUITY PORTFOLIO WORLD
                                    CLASS A CLASS E  INDEX

                    1 Year           -16.1%    N/A   -16.8%
                    3 Years            1.1     N/A    -3.4
                    Since Inception    5.8   11.1(a)   5.1

--------------------------------------------------------------------------------

(a)Inception date was May 1, 2001.
 Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                See footnotes to Portfolio Manager Commentary.

                                     MSF-194

METROPOLITAN SERIES FUND, INC.
SCUDDER GLOBAL EQUITY PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--89.7%



                                               VALUE
  SHARES                                     (NOTE 1A)

           AUSTRALIA--2.2%
   351,067 Broken Hill Property Co......... $  1,886,784
   433,600 WMC, Ltd........................    2,124,614
                                            ------------
                                               4,011,398
                                            ------------

           CANADA--4.2%
    29,398 Alcan Aluminum, Ltd.............    1,055,138
    82,064 BCE, Inc........................    1,855,884
    42,000 Canadian National Railway Co....    2,023,111
    69,600 Manulife Financial Corp.........    1,818,351
    72,900 Placer Dome, Inc................      796,621
     3,514 Potash Corp Saskatchewan, Inc...      215,530
                                            ------------
                                               7,764,635
                                            ------------

           FRANCE--5.3%
    38,505 Aventis S.A.....................    2,685,464
     6,867 Cie de St. Gobain...............    1,036,096
   534,607 Eurotunnel (c)..................      537,745
    22,106 ST Microelectronics.............      709,380
    68,215 Suez............................    2,064,534
    16,708 Vinci (c).......................      979,363
    31,848 Vivendi Universal...............    1,743,494
                                            ------------
                                               9,756,076
                                            ------------

           GERMANY--7.4%
    61,746 BASF AG.........................    2,294,714
    63,934 Bayer AG........................    2,037,409
    51,848 Deutsche Post AG (c)............      691,826
    35,999 EON Bank AG.....................    1,864,350
    12,517 Heidelberger Druck..............      472,978
    44,551 Karstadt Quelle AG..............    1,760,774
    34,322 Lufthansa AG (c)................      453,082
    24,986 MAN AG (c)......................      528,231
    46,900 Metro AG........................    1,663,660
     6,134 Muenchener Ruckverssicherungs AG    1,665,082
     4,529 RWE AG (c)......................      170,129
                                            ------------
                                              13,602,235
                                            ------------

           HONG KONG--2.0%
   428,000 Bank of East Asia, Ltd..........      922,112
   228,500 CLP Holdings....................      871,774
   522,000 China Mobile, Ltd...............    1,837,569
                                            ------------
                                               3,631,455
                                            ------------

           ITALY--0.6%
    99,500 Mediobanca SpA (c)..............    1,114,210
                                            ------------

           JAPAN--9.0%
    38,000 Canon, Inc......................    1,308,144

                                                 VALUE
  SHARES                                       (NOTE 1A)

           JAPAN--(CONTINUED)
    79,000 Chugai Pharmaceutical Co. (c)..... $    915,968
   103,000 Daiwa Securities Group, Inc.......      541,692
    15,800 Fanuc, Ltd........................      672,956
    60,000 Matsushita Electric Industry Co...      770,781
   191,000 Mitsubishi Estate.................    1,398,130
    50,000 Mitsui & Co.......................      247,691
   179,000 Mitsui Fudosan Co.................    1,366,308
    46,000 NEC Corp..........................      469,445
    78,000 Nikko Securities, Ltd.............      348,294
        80 Nippon Telegraph & Telephone Corp.      940,386
    77,000 Nomura Securities.................      987,406
    72,000 Sankyo Co.........................    1,233,799
    36,300 Sony Corp. (c)....................    1,659,698
   426,000 Teijin............................    1,635,585
   159,000 Toshiba Corp......................      546,142
    52,000 Yamanouchi Pharmaceutical.........    1,373,330
                                              ------------
                                                16,415,755
                                              ------------

           SINGAPORE--0.3%
    76,000 DBS Group Holdings, Inc...........      567,993
                                              ------------

           SOUTH KOREA--0.9%
    13,462 Kookmin Bank......................      512,348
    66,540 Korea Electric Power Corp.........    1,103,491
                                              ------------
                                                 1,615,839
                                              ------------

           SWITZERLAND--4.7%
    13,130 Nestle S.A........................    2,800,687
    30,760 Novartis AG.......................    1,112,075
    19,645 Roche Holdings AG (Bearer)........    1,402,707
       600 Serono S.A........................      523,861
    20,384 Swiss Reinsurance.................    2,051,174
    13,083 Syngenta AG.......................      677,957
                                              ------------
                                                 8,568,461
                                              ------------

           UNITED KINGDOM--10.9%
   136,345 BOC Group, Plc....................    2,101,113
    75,699 GlaxoSmithKline, Plc..............    1,896,181
   212,509 Great University Stores, Plc......    1,992,698
   269,922 National Grid Group, Plc..........    1,679,525
   159,890 Pearson, Plc......................    1,838,663
   282,264 Railtrack Group, Plc..............            0
   164,762 Reuters Group, Plc................    1,628,810
   187,344 Rio Tinto, Ltd....................    3,584,265
   140,789 Royal & Sun Alliance..............      807,970
   130,909 Scottish Power, Plc...............      723,198
   258,913 Shell Transportation & Trading Co.    1,776,643
   762,173 Vodafone AirTouch, Plc............    1,991,713
                                              ------------
                                                20,020,779
                                              ------------


                See accompanying notes to financial statements.

                                     MSF-195

METROPOLITAN SERIES FUND, INC.
SCUDDER GLOBAL EQUITY PORTFOLIO

INVESTMENTS AS OF DECEMBER 31, 2001

 COMMON STOCKS--(CONTINUED)
                                             BONDS & NOTES--6.7%



                                                     VALUE
  SHARES                                           (NOTE 1A)
           UNITED STATES--42.2%
    53,300 AOL Time Warner, Inc.................. $  1,710,930
   103,300 AT&T Corp.............................    1,873,862
    33,000 Allegheny Energy, Inc.................    1,195,260
    24,000 Amerada Hess Corp.....................    1,500,000
    37,400 American Home Products Corp...........    2,294,864
    16,200 American International Group, Inc.....    1,286,280
    49,500 Anadarko Petroleum Corp...............    2,814,075
    28,000 Anglo Amern Platinum Corp., Ltd. (ADR)    1,042,969
    36,700 Aracruz Celulose S.A. (ADR)...........      667,206
    16,400 Automatic Data Processing, Inc........      965,960
   156,000 Barrick Gold Corp. (ADR)..............    2,488,200
    50,800 Boston Properties, Inc................    1,930,400
    62,000 Burlington Resources, Inc.............    2,327,480
   124,400 Calpine Corp. (b) (c).................    2,088,676
    49,200 Comcast Corp. (b).....................    1,771,200
    32,100 Companhia Vale do Rio Doce (ADR)......      746,059
    27,500 Compania de Minas Buenaventura........      570,075
    72,600 Conoco, Inc...........................    2,054,580
   108,100 EMC Corp. (b).........................    1,452,864
   109,100 Edison International, Inc.............    1,647,410
    11,200 Electronic Arts, Inc. (b).............      671,440
    44,000 Electronic Data Systems Corp..........    3,016,200
    79,200 Equity Residential Properties Trust...    2,273,832
    61,400 Exelon Corp...........................    2,939,832
    47,200 ExxonMobil Corp.......................    1,854,960
    11,400 Genzyme Corp. (b) (c).................      682,404
    20,900 Guidant Corp. (b).....................    1,040,820
    41,300 Hewlett Packard Co....................      848,302
    21,500 Human Genome Sciences, Inc. (b).......      724,980
   107,800 Immunex Corp. (b).....................    2,987,138
    22,300 Impala Platinum Holdings (ADR) (c)....    1,045,564
    57,600 Intel Corp............................    1,811,520
    13,900 International Business Machines Corp..    1,681,344
    38,100 International Paper Co................    1,537,335
    31,500 Intuit, Inc. (b)......................    1,347,570
    51,900 KPMG Consulting, Inc..................      859,983
   145,052 Liberty Media Corp....................    2,030,728
    44,100 Lockheed Martin Corp..................    2,058,147
    23,900 Microsoft Corp. (b)...................    1,583,375
    59,300 Newmont Mining Corp...................    1,133,223
    35,500 Phillips Petroleum Co.................    2,139,230
    25,700 Sabre Holdings Corp...................    1,088,395
    78,750 Stillwater Mining Co. (b).............    1,456,875
    28,500 The Chubb Corp........................    1,966,500
    22,700 The St. Paul Cos., Inc................      998,119
   114,600 USEC, Inc.............................      820,536
    37,200 Unocal Corp...........................    1,341,804
    80,300 UnumProvident Corp....................    2,128,753
    12,700 Viacom, Inc. (b)......................      560,705
     4,100 eBay, Inc. (b) (c)....................      274,290
                                                  ------------
                                                    77,332,254
                                                  ------------
           Total Common Stocks
            (Identified Cost $172,739,716).......  164,401,090
                                                  ------------

   FACE                                                VALUE
  AMOUNT                                             (NOTE 1A)
            FRANCE--0.1%
$       300 Eurotunnel Finance
             1.000%, 04/30/40 (d).................. $    309,772
                                                    ------------

            GERMANY--6.6%
 13,250,000 Federal Republic of Germany
             5.000%, 02/17/06......................   12,095,839
                                                    ------------
            Total Bonds & Notes
             (Identified Cost $12,921,039).........   12,405,611
                                                    ------------
 SHORT TERM INVESTMENT--2.6%

            REPURCHASE AGREEMENT--2.6%
  4,744,000 State Street Corp. Repurchase Agreement
             dated 12/31/01 at 1.620% to be
             repurchased at $4,744,427 on
             01/02/02, collateralized by
             $4,890,000 U.S. Treasury Bill 1.710%
             due 05/16/02 with a value of
             $4,843,545............................    4,744,000
                                                    ------------
            Total Short Term Investments
             (Identified Cost $4,744,000)..........    4,744,000
                                                    ------------
            Total Investments--99.0%
             (Identified Cost $190,404,755) (a)....  181,550,701
            Other assets less liabilities..........    1,792,490
                                                    ------------
            TOTAL NET ASSETS--100%................. $183,343,191
                                                    ============



                See accompanying notes to financial statements.

                                     MSF-196

METROPOLITAN SERIES FUND, INC.
SCUDDER GLOBAL EQUITY PORTFOLIO

 FORWARD CONTRACTS OUTSTANDING AT DECEMBER 31, 2001


                                  LOCAL                                UNREALIZED
FORWARD CURRENCY      DELIVERY   CURRENCY    AGGREGATE               APPRECIATION/
CONTRACT                DATE      AMOUNT     FACE VALUE  TOTAL VALUE (DEPRECIATION)
Japanese Yen (bought) 08/04/02   210,511,000 $ 1,700,000 $ 1,609,643    $(90,357)
Japanese Yen (sold)   08/04/02 1,509,825,000  12,300,000  11,544,664     755,336
                                                                        --------
Net Unrealized Appreciation on Forward Currency Contracts               $664,979
                                                                        ========

  (a)Federal Tax Information:
   At December 31, 2001 the net unrealized depreciation on investments based on cost of $191,323,816 for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation for all investments in which there is an excess  of  value  over  tax  cost  $  15,503,381
Aggregate gross unrealized depreciation  for all  investments  in which there is an excess of tax cost over value    (25,276,496)
                                                                                                                     ------------
Net unrealized depreciation...................................................................................      $(9,773,115)
                                                                                                                     ============

(b)Non-Income producing security.
(c)A portion or all of the security was on loan. As of December 31, 2001, the market value of securities loaned was $4,360,404 with cash collateral backing valued at $4,525,671.
(d)Coupon with variable rate.

Key to Abbreviations:
ADR--An American Depositary Receipt (ADR) is a certificate issued by a Custodian
     Bank representing the right to receive securities of the foreign issuer described. The value of ADRs is significantly influenced by trading on exchanges not located in the United States or Canada.


                                                       PERCENTAGE OF
          TEN LARGEST INDUSTRIES AT DECEMBER 31, 2001 TOTAL NET ASSETS

           1....  Communication Services.............       10.3%
           2....  Domestic Oil.......................        8.6
           3....  Mining.............................        8.4
           4....  Electric Utilities.................        7.7
           5....  Drugs & Health Care................        7.0
           6....  Foreign Government.................        6.6
           7....  Chemicals..........................        6.4
           8....  Insurance..........................        6.0
           9....  Computers & Business Equipment.....        4.0
          10....  Retail.............................        3.1


                See accompanying notes to financial statements.

                                     MSF-197

METROPOLITAN SERIES FUND, INC.
SCUDDER GLOBAL EQUITY PORTFOLIO

 STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2001

        ASSETS
          Investments at value..............              $181,550,701
          Cash..............................                       585
          Foreign cash at value
           (Identified cost $11,350)........                    11,340
          Receivable for:
           Fund shares sold................                    154,534
           Open forward currency
            contracts--net.................                    664,978
           Dividends and interest..........                  1,050,772
           Foreign taxes...................                     97,622
           Collateral for securities loaned                  4,525,671
          Prepaid expense...................                     9,410
                                                          ------------
            Total Assets..................                 188,065,613
        LIABILITIES
          Payable for:
           Fund shares redeemed............    $   56,823
           Withholding taxes...............        11,831
           Return of collateral for securities
            loaned.........................     4,525,671
          Accrued expenses:
           Management fees.................        95,321
           Other expenses..................        32,776
                             -                 ----------
            Total Liabilities.............                   4,722,422
                                                          ------------
        NET ASSETS............................            $183,343,191
                             =                            ============
          Net assets consist of:
           Capital paid in.................               $205,746,801
           Undistributed net investment income               2,724,832
           Accumulated net realized gains
            (losses).......................                (16,917,211)
           Unrealized appreciation
            (depreciation) on investments and
            foreign currency...............                 (8,211,231)
                             -                            ------------
        NET ASSETS............................            $183,343,191
                             =                            ============
        Computation of offering price:

         CLASS A
         Net asset value and redemption price
          per share ($183,296,422 divided by
          16,885,278 shares of beneficial
          interest)..........................                $      10.86
                                                             ============
         CLASS E
         Net asset value and redemption price
          per share ($46,769 divided by 4,312
          shares of beneficial interest).....                $      10.85
                                                             ============
         Identified cost of investments......                $190,404,755
                                                             ============

 STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001


   INVESTMENT INCOME
     Dividends...............................               $  3,456,560 (a)
     Interest................................                  3,626,032 (b)
                                                            ------------
                                                               7,082,592
   EXPENSES
     Management fees......................... $  1,183,408
     Directors' fees and expenses............       11,746
     Custodian...............................      240,537
     Audit and tax services..................       15,174
     Legal...................................          685
     Printing................................       71,888
     Insurance...............................        3,380
     Miscellaneous...........................          497
                                              ------------
       Total expenses........................                  1,527,315
                                                            ------------
   NET INVESTMENT INCOME.....................                  5,555,277
                                                            ------------
   REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
     Investments--net........................  (12,830,185)
     Foreign currency transactions--net......   (4,183,330)  (17,013,515)
                                              ------------
   Unrealized appreciation (depreciation) on:
     Investments--net........................  (22,483,630)
     Foreign currency transactions--net......   (1,148,897)  (23,632,527)
                                              ------------  ------------
   Net gain (loss)...........................                (40,646,042)
                                                            ------------
   NET INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS...................               $(35,090,765)
                                                            ============

(a)Net of foreign taxes of $218,035
(b)Income on securities loaned $58,987

                See accompanying notes to financial statements.

                                     MSF-198

METROPOLITAN SERIES FUND, INC.
SCUDDER GLOBAL EQUITY PORTFOLIO

 STATEMENT OF CHANGES IN NET ASSETS



                                                                      YEAR ENDED    YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,
                                                                         2001          2000
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  5,555,277  $  2,826,587
  Net realized gain (loss)..........................................  (17,013,515)   17,286,664
  Unrealized appreciation (depreciation)............................  (23,632,527)  (22,652,695)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................  (35,090,765)   (2,539,444)
                                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
   Class A..........................................................   (4,485,808)      (93,296)
  Net realized gain
   Class A..........................................................  (18,251,081)     (619,020)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................  (22,736,889)     (712,316)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   29,817,033    42,891,151
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  (28,010,621)   39,639,391
NET ASSETS
  Beginning of the year.............................................  211,353,812   171,714,421
                                                                     ------------  ------------
  End of the year................................................... $183,343,191  $211,353,812
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the year................................................... $  2,724,832  $  1,787,316
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                      YEAR ENDED                YEAR ENDED
                                                                   DECEMBER 31, 2001         DECEMBER 31, 2000
                                                               ------------------------  ------------------------
                                                                 SHARES         $          SHARES         $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  1,892,515  $ 22,548,263   4,376,289  $ 63,833,314
  Reinvestments...............................................  1,901,078    22,736,889      48,923       712,316
  Redemptions................................................. (1,366,456)  (15,514,646) (1,485,878)  (21,654,479)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  2,427,137  $ 29,770,506   2,939,334  $ 42,891,151
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................      4,320  $     46,615           0  $          0
  Reinvestments...............................................          0             0           0             0
  Redemptions.................................................         (8)          (88)          0             0
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................      4,312  $     46,527           0  $          0
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  2,431,449  $ 29,817,033   2,939,334  $ 42,891,151
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                     MSF-199

METROPOLITAN SERIES FUND, INC.
SCUDDER GLOBAL EQUITY PORTFOLIO

 FINANCIAL HIGHLIGHTS


                                                                                   CLASS A
                                                          -----------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,         MARCH 3, 1997(A)
                                                          --------------------------------------    THROUGH
                                                            2001      2000      1999      1998    DECEMBER 31, 1997
                                                          --------  --------  --------  --------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD..................... $  14.62  $  14.91  $  12.38  $  10.85    $  10.00
                                                          --------  --------  --------  --------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................     0.35      0.18      0.14      0.16        0.10
  Net realized and unrealized gain (loss) on investments.    (2.55)    (0.42)     2.93      1.57        0.86
                                                          --------  --------  --------  --------      -------
  Total from investment operations.......................    (2.20)    (0.24)     3.07      1.73        0.96
                                                          --------  --------  --------  --------      -------
LESS DISTRIBUTIONS
  Distributions from net investment income...............    (0.31)    (0.01)    (0.07)    (0.16)       (0.10)
  Distributions from net realized capital gains..........    (1.25)    (0.04)    (0.47)    (0.04)       (0.01)
                                                          --------  --------  --------  --------       -------
  Total distributions....................................    (1.56)    (0.05)    (0.54)    (0.20)       (0.11)
                                                          --------  --------  --------  --------       -------
NET ASSET VALUE, END OF PERIOD........................... $  10.86  $  14.62  $  14.91  $  12.38       $ 10.85
                                                          ========  ========  ========  ========       =======
TOTAL RETURN (%).........................................    (16.1)     (1.6)     25.2      16.0           9.6(b)
Ratio of operating expenses to average net assets (%)....     0.80      0.78      0.87      0.96          0.78(c)
Ratio of net investment income to average net assets (%).     2.90      1.43      1.23      1.61          1.66(c)
Portfolio turnover rate (%)..............................       36        58        54        51           36
Net assets, end of period (000).......................... $183,296  $211,354  $171,714  $113,715          $60,712
The Ratios of operating expenses to average net assets
 without giving effect to the voluntary expense agreement
 would have been (%).....................................       --        --        --      1.01          1.14(c)


                                                                 CLASS E
                                                          ----------------
                                                              MAY 1, 200(A)
                                                                THROUGH
                                                          DECEMBER 31,2001
                                                          ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................      $12.21
                                                               ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................        0.00
  Net realized and unrealized gain (loss) on investments.       (1.36)
                                                               ------
  Total from investment operations.......................       (1.36)
                                                               ------
LESS DISTRIBUTIONS
  Distributions from net investment income...............        0.00
  Distributions from net realized capital gains..........        0.00
                                                               ------
  Total distributions....................................        0.00
                                                               ------
NET ASSET VALUE, END OF PERIOD...........................      $10.85
                                                               ======
TOTAL RETURN (%).........................................       (11.1)(b)
Ratio of operating expenses to average net assets (%)....        0.95 (c)
Ratio of net investment income to average net assets (%).        0.95 (c)
Portfolio turnover rate (%)..............................          36
Net assets, end of period (000)..........................      $   47
The Ratios of operating expenses to average net assets
 without giving effect to the voluntary expense agreement
 would have been (%).....................................          --

(a)Commencement of operations.
(b)Periods  less  than  one  year  are  not  computed  on an  annualized  basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                     MSF-200

METROPOLITAN SERIES FUND, INC.

 NOTES TO FINANCIAL STATEMENTS--DECEMBER 31, 2001


1. SIGNIFICANT ACCOUNTING POLICIES:

   The Metropolitan Series Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 as a diversified open end investment company. The Fund is a "series" type of mutual fund, which issues separate classes (or series) of stock. Each class or series represents an interest in a separate portfolio of Fund investments ("Portfolio"). Shares in the Fund are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company ("MetLife"), New England Life Insurance Company ("NELICO"), General American Life Insurance Company, The MetLife Investors Group of Insurance Companies and other affiliated insurance companies ("the Insurance Companies"), as an investment vehicle for variable life insurance or variable annuity products, although not all Portfolios are available to all such separate accounts. Each Portfolio's shares may be divided into different classes. Currently the classes being offered by some or all Portfolios are named Class A, Class B, and Class E. The classes of a given Portfolio's shares are identical, except that certain additional charges (Rule 12b-1 fees) are made against Class B and Class E shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. INVESTMENT SECURITY VALUATION:

   Portfolio securities that are traded on domestic stock exchanges are valued at the last price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices (except for the Loomis Sayles High Yield Bond Portfolio, which in the latter case would value such securities at the last bid price). Securities trading primarily on non-domestic exchanges are valued at the preceding closing price on the exchange where it primarily trades (or, in the case of the Loomis Sayles High Yield Bond and Scudder Global Equity Portfolios, the last sale). A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board of Directors or its delegates. If no closing price is available, then such securities are valued by using the mean between the last current bid and asked prices or, second, by using the last available closing price (except for the Scudder Global Equity Portfolio which second values such securities at the last current bid, and third by using the last available price). Equity securities traded on a national securities exchange or exchanges or the NASDAQ National Market System are valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day, are valued at the last reported bid price (except for the Scudder Global Equity and the Neuberger Berman Partners Mid Cap Value Portfolios which would value such security first at the last sale, and second at the bid price). All non-U.S. securities traded in the over-the-counter securities market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day (except for the Neuberger Berman Partners Mid Cap Value Portfolio, which would be valued at the mean between closing bid and asked price). Where market quotations are not readily available for such non-domestic over-the-counter securities, then such securities will be valued in good faith by a method that the Board of Directors, or its delegates, believe accurately reflects fair value. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available (e.g. certain long-term bonds and notes) are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained for this purpose and typically utilized by other institutional-sized trading organizations. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Short-term instruments with a remaining maturity of sixty days or less are valued utilizing the amortized cost method of valuation. If for any reason the fair value of any security is not fairly reflected by such method, such security will be valued by the same methods as securities having a maturity of more than sixty days. As permitted under Rule 2a-7 of the 1940 Act, and subject to certain conditions therein, the State Street Research
   Money Market Portfolio employs the amortized cost method of security valuation which approximates fair market value.

                                     MSF-201

METROPOLITAN SERIES FUND, INC.

   Options, whether on securities, indices, or futures contracts, are valued at the last sales price available as of the close of business on the day of valuation or, if no sale, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day. As a general matter, futures contracts are marked-to-market daily. The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

B. INVESTMENT SECURITY TRANSACTIONS:

   Portfolio security transactions are recorded on the trade date. Securities denominated in foreign currencies are translated at exchange rates prevailing on the respective dates traded. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified; interest income is accrued as earned. Transactions denominated in foreign currencies are recorded at the rate prevailing when earned or incurred. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates prevailing on the respective dates traded.

C. FEDERAL INCOME TAXES:

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code and regulations thereunder applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. As of December 31, 2001, the following portfolios had capital loss carryovers.

                                                       EXPIRING    EXPIRING    EXPIRING  EXPIRING
PORTFOLIO                                  TOTAL       12/31/09    12/31/08    12/31/07  12/31/06
---------                               ------------ ------------ ----------- ---------- --------
State Street Research Income........... $ 13,347,290 $          0 $11,872,641 $1,474,649     0
Loomis Sayles High Yield Bond..........   15,315,808   13,908,609          --  1,407,199     0
Lehman Brothers Aggregate Bond Index...    2,582,127      798,143   1,343,164    440,820     0
Putnam Large Cap Growth................   20,800,247   19,562,270   1,237,977         --     0
Scudder GLobal Equity..................   16,152,074   16,152,074           0          0     0
T. Rowe Price Large Cap Growth.........   26,706,946   26,706,946           0          0     0
Janus Mid Cap..........................  635,905,206  635,905,206           0          0     0
T. Rowe Price Small Cap Growth.........   25,542,676   25,542,676           0          0     0
MetLife Mid Cap Stock Index............      271,520      271,520           0          0     0
State Street Research Aggressive Growth  381,539,327  381,539,327           0          0     0
State Street Research Investment Trust.  253,425,660  253,425,660           0          0     0
State Street Research Money Market.....          114            0           6         32    76
State Street Research Diversified......  108,547,627  108,547,627           0          0     0
Janus Growth...........................    1,120,173    1,120,173           0          0     0
Franklin Templeton Small Cap Growth....      226,602      226,602           0          0     0
Morgan Stanley EAFE Index..............    2,822,295    2,822,295           0          0     0
Putnam International Stock.............   44,917,207   44,917,207           0          0     0

D. FOREIGN CURRENCY TRANSLATION:

   The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

   Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends,

                                     MSF-202

METROPOLITAN SERIES FUND, INC.

   interest, and foreign withholding taxes recorded by each Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by each Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in the exchange rate.

E. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

   A forward foreign currency exchange contract is an agreement between two parties to buy or sell a specific currency for a set price on a future date. The Fund may enter into forward foreign currency exchange contracts to hedge security transactions on holdings denominated in a foreign currency. Should foreign currency exchange rates move unexpectedly, the Fund may not achieve the anticipated benefits of the forward foreign currency exchange contracts and may realize a loss. The use of forward foreign currency exchange contracts involves the risk of imperfect correlation in movements in the price of the underlying hedged assets and foreign currency exchange rates. During the period that a contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking to market" on a daily basis. A realized gain or loss will be recognized when a contract is completed or canceled.

F. REPURCHASE AGREEMENTS:

   The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults, and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

G. ESTIMATES AND ASSUMPTIONS:

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. EXPENSE REDUCTIONS:

   Certain portfolio trades are directed to brokers who paid a portion of the Portfolio's expenses. Amounts paid for each Portfolio are shown as expense reductions in the Statement of Operations of the respective Portfolio.

I.  "WHEN-ISSUED"  SECURITIES:

   Purchasing securities "when-issued" is a commitment by a Portfolio to buy a security before the security is actually issued. The amount of the
   Portfolio's payment obligation and the security's interest rate are determined when the commitment is made, even though no interest accrues until the security is issued, which is generally 15 to 120 days later. The Portfolio will segregate liquid assets with its custodian sufficient at all times to satisfy these commitments. If the value of the security is less when delivered than when the commitment was made, the Portfolio will suffer a loss.

J. CHANGE IN ACCOUNTING POLICY:

   The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for its year beginning January 1, 2001. As required, the Fund began amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change has no impact on the total net assets of the affected Portfolios but results in a decrease to the cost of securities and corresponding increase in net unrealized appreciation.


                                               NET UNREALIZED    ACCUMULATED
                                               APPRECIATION/  UNDISTRIBUTED NET
PORTFOLIO                                      (DEPRECIATION) INVESTMENT INCOME
---------                                      -------------- -----------------
Lehman Brothers Aggregate Bond Index Portfolio    $655,145        $(655,145)
State Street Research Income Portfolio........     308,814         (308,814)
Loomis Sayles High Yield Bond Portfolio.......       3,563           (3,563)
State Street Research Diversified Portfolio...     825,441         (825,441)
Scudder Global Equity Portfolio...............          --               --


                                     MSF-203

METROPOLITAN SERIES FUND, INC.

   The effect of this change for the Lehman Brothers Aggregate Bond Index Portfolio, the State Street Research Income Portfolio, the Loomis Sayles High Yield Bond portfolio, the State Street Research Diversified Portfolio and the Scudder Global Equity Portfolio for the year ended December 31, 2001, was to make the following reclassifications.

                                               NET UNREALIZED
                                               APPRECIATION/         NET               NET
PORTFOLIO                                      (DEPRECIATION) INVESTMENT INCOME REALIZED GAIN/LOSS
---------                                      -------------- ----------------- ------------------
Lehman Brothers Aggregate Bond Index Portfolio    $560,826)      $  (650,327)       $   89,501
State Street Research Income Portfolio........     760,231        (1,393,786)          633,555
Loomis Sayles High Yield Bond Portfolio.......       3,105            (3,489)              384
State Street Research Diversified Portfolio...     458,932        (2,311,324)        1,852,392
Scudder Global Equity Portfolio...............      25,338           (43,205)           17,867

2. PURCHASES AND SALES:

   For the year ended December 31, 2001, purchases and sales of securities (excluding short-term investments) for each of the Portfolios were as follows:

                                                      PURCHASES                     SALES
                                             --------------------------- ---------------------------
                                                 U.S.                        U.S.
PORTFOLIO                                     GOVERNMENT      OTHER       GOVERNMENT      OTHER
---------                                    ------------ -------------- ------------ --------------
State Street Research Investment Trust...... $         -- $2,613,430,905 $         -- $2,737,559,419
State Street Research Income................  426,568,435    368,682,702  410,713,515    291,580,050
State Street Research Diversified...........  666,493,809  2,464,816,279  950,182,993  2,228,171,462
State Street Research Aggressive Growth.....           --  1,617,404,682           --  1,623,250,896
MetLife Stock Index.........................           --    402,738,229           --    185,990,633
Putnam International Stock..................           --    254,748,436           --    243,211,123
Loomis Sayles High Yield Bond...............    1,498,698     35,219,477    1,479,664     28,607,784
Janus Mid Cap...............................           --  1,274,381,986           --  1,273,860,301
T. Rowe Price Small Cap Growth..............           --    112,270,992           --    117,516,788
Scudder Global Equity.......................    9,237,116     80,782,991    4,548,660     62,795,809
Harris Oakmark Large Cap Value..............           --    178,625,951           --     44,059,501
Neuberger Berman Partners Mid Cap Value.....           --    357,278,138           --    312,956,579
T. Rowe Price Large Cap Growth..............           --    123,927,005           --    107,698,423
Lehman Brothers Aggregate Bond Index........   69,633,856      7,471,048   27,214,393      7,915,669
Morgan Stanley EAFE Index...................           --     49,133,820           --      8,964,469
Russell 2000 Index..........................           --     87,749,208           --     61,730,290
Putnam Large Cap Growth.....................           --     68,710,932           --     34,200,552
State Street Research Aurora Small Cap Value           --    224,091,261           --     22,728,135
MetLife Mid Cap Stock Index.................           --     76,301,320           --     36,482,763
Janus Growth................................           --     22,928,584           --      9,947,449
Franklin Templeton Small Cap Growth.........           --     13,569,294           --      2,570,806

3. EXPENSES:

A. INVESTMENT MANAGEMENT AGREEMENTS: Prior to May 1, 2001, Metropolitan Life was the investment adviser to the Portfolios. Effective May 1, 2001, MetLife
   Advisers, LLC. (MetLife Advisers) became the investment adviser to the Portfolios. The Fund has entered into investment management agreements with MetLife Advisers. For providing investment management services to the Fund, MetLife Advisers receives monthly compensation at the annual rate of:

                                                          MANAGEMENT FEES
                                                             EARNED BY
                                        MANAGEMENT FEES  METLIFE ADVISERS
                                           EARNED BY           FROM          ANNUAL               BASED ON
                                       METROPOLITAN LIFE    MAY 1, 2001    PERCENTAGE          SERIES AVERAGE
                                            THROUGH           THROUGH      RATES PAID          DAILY NET ASSET
PORTFOLIO                               APRIL 30, 2001   DECEMBER 31, 2001 TO ADVISER           VALUE LEVELS
---------                              ----------------- ----------------- ---------- ----------------------------------
State Street Research Investment Trust    $4,659,723        $8,302,254       0.550%   Of the first $500 million
                                                                             0.500%   Of the next $500  million
                                                                             0.450%   On amounts in excess of $1 billion

                                     MSF-204

METROPOLITAN SERIES FUND, INC.

                                                                MANAGEMENT FEES
                                                                    EARNED BY
                                              MANAGEMENT FEES  METLIFE ADVISERS
                                                 EARNED BY           FROM          ANNUAL                BASED ON
                                             METROPOLITAN LIFE    MAY 1, 2001    PERCENTAGE           SERIES AVERAGE
                                                  THROUGH           THROUGH      RATES PAID           DAILY NET ASSET
PORTFOLIO                                     APRIL 30, 2001   DECEMBER 31, 2001 TO ADVISER            VALUE LEVELS
---------                                    ----------------- ----------------- ---------- ------------------------------------
State Street Research Income................    $  524,439        $1,130,058       0.350%   Of the first $250 million
                                                                                   0.300%   Of the next $250 million
                                                                                   0.250%   On amounts in excess of $500 million
State Street Research Money Market..........        35,935            83,628       0.250%   Of all assets
State Street Research Diversified...........     3,704,058         7,005,927       0.500%   Of the first $500 million
                                                                                   0.450%   Of the next $500 million
                                                                                   0.400%   On amounts in excess of $1 billion
State Street Research Aggressive Growth.....     3,053,251         5,304,212       0.750%   Of the first $500 million
                                                                                   0.700%   Of the next $500 million
                                                                                   0.650%   On amounts in excess of $1 billion
MetLife Stock Index.........................     3,098,491         6,293,988       0.250%   Of all assets
Putnam International Stock..................     1,194,893         2,167,714       0.900%   Of the first $500 million
                                                                                   0.850%   Of the next $500 million
                                                                                   0.800%   On amounts in excess of $1 billion
Loomis Sayles High Yield Bond...............       176,462           336,663       0.700%   Of all assets
Janus Mid Cap...............................     3,314,856         5,317,864       0.750%   Of the first $100 million
                                                                                   0.700%   Of the next $400 million
                                                                                   0.650%   On amounts in excess of $500 million
T. Rowe Price Small Cap Growth..............       521,942         1,012,463       0.550%   Of the first $100 million
                                                                                   0.500%   Of the next $300 million
                                                                                   0.450%   On amounts in excess of $400 million
Scudder Global Equity.......................       402,179           781,229       0.900%   Of the first $50 million
                                                                                   0.550%   Of the next $50 million
                                                                                   0.500%   Of the next $400 million
                                                                                   0.475%   On amounts in excess of $500 million
Harris Oakmark Large Cap Value..............       211,372           864,870       0.750%   Of the first $250 million
                                                                                   0.700%   On amounts in excess of $250 million
Neuberger Berman Partners Mid Cap Value.....       337,380           750,474       0.700%   Of the first $100 million
                                                                                   0.675%   Of the next $250 million
                                                                                   0.650%   Of the next $500 million
                                                                                   0.625%   Of the next $750 million
                                                                                   0.600%   On amounts in excess of $1.6 billion
                                                                                   0.600%   On amounts in excess of $50 million
T. Rowe Price Large Cap Growth..............       354,356           706,485       0.700%   Of the first $50 million
                                                                                   0.600%   On amounts in excess of $50 million
Lehman Brothers Aggregate Bond Index........       138,346           383,519       0.250%   Of all assets
Morgan Stanley EAFE Index...................        97,295           215,197       0.300%   Of all assets
Russell 2000 Index..........................       103,403           231,308       0.250%   Of all assets
Putnam Large Cap Growth.....................       104,973           267,751       0.800%   Of the first $500 million
                                                                                   0.750%   Of the next $500 million
                                                                                   0.700%   On amounts in excess of $1 billion
State Street Research Aurora Small Cap Value       288,279         1,305,014       0.850%   Of the first $500 million
                                                                                   0.800%   Of the next $500 million
                                                                                   0.750%   On amounts in excess of $1 billion
MetLife Mid Cap Stock Index.................    $   55,067        $  149,562       0.250%   Of all assets
Janus Growth (a)............................             0            38,389       0.800%   Of the first $500 million
                                                                                   0.750%   Of the next $500 million
                                                                                   0.700%   On amounts in excess of $1 billion
Franklin Templeton Small Cap Growth (a).....             0            38,225       0.900%   Of the first $500 million
                                                                                   0.850%   On amounts in excess of $500 million

(a)For the period May 1, 2001 through December 31, 2001.

   The Fund and  MetLife  Advisers  have  entered  into  various  sub-investment
   management  agreements.   State  Street  Research  &  Management  Company,  a
   subsidiary of Metropolitan Life, is compensated to provide sub-investment

                                     MSF-205

METROPOLITAN SERIES FUND, INC.

   management services for the State Street Research Investment Trust, State Street Research Income, State Street Research Money Market, State Street Research Diversified, State Street Research Aggressive Growth, and State Street Research Aurora Small Cap Value Portfolios.


                                                 FEES EARNED BY STATE STREET
                                                         RESEARCH &
                                                     MANAGEMENT COMPANY
                                                     FOR THE YEAR ENDED
    PORTFOLIO                                         DECEMBER 31, 2001
    ---------                                    ---------------------------

    State Street Research Investment Trust......         $8,444,302
    State Street Research Income................          1,090,345
    State Street Research Money Market..........            119,563
    State Street Research Diversified...........          6,723,279
    State Street Research Aggressive Growth.....          5,074,790
    State Street Research Aurora Small Cap Value          1,019,773


   Metropolitan Life is the sub-investment adviser for the MetLife Stock Index, Lehman Brothers Aggregate Bond Index, Russell 2000 Index, Morgan Stanley EAFE Index, and the MetLife Mid Cap Stock Index Portfolios. MetLife Advisers pays Metropolitan Life a sub-investment management fee for each Index Portfolio equal to the costs incurred by Metropolitan Life in providing sub-investment management services to the Portfolio.

   Putnam Investment Management, LLC. is compensated to provide sub-investment management services for the Putnam Large Cap Growth Portfolio and the Putnam International Stock Portfolio. Loomis, Sayles & Company, L.P. is compensated to provide sub-investment management services for the Loomis Sayles High Yield Bond Portfolio. Janus Capital Corporation is compensated to provide sub-investment management services for the Janus Mid Cap Portfolio and Janus Growth Portfolio. T. Rowe Price Associates, Inc. is compensated to provide sub-investment management services for the T. Rowe Price Small Cap Growth and the T. Rowe Price Large Cap Growth Portfolios. Scudder Zurich Investments, Inc. is compensated to provide sub-investment management services for the Scudder Global Equity Portfolio. Harris Associates, L.P., is compensated to provide sub-investment management services for the Harris Oakmark Large Cap Value Portfolio. Neuberger Berman Management, Inc. is compensated to provide sub-investment management services for the Neuberger Berman Partners Mid Cap Value Portfolio. Franklin Advisers, Inc. is compensated to provide sub-investment management services for the Franklin Templeton Small Cap Growth Portfolio.

B. SERVICE AND DISTRIBUTION FEES:

   The Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 for the Fund's Class B and Class E Shares. Under the Distribution Plan, the Class B and Class E shares of the Fund pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Fund shares for promoting, selling, and servicing the Class B and Class E shares of the Portfolio. The fee under the Distribution Plan for each applicable class of a Portfolio's Shares is calculated as a percentage of that Portfolio's average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for the Class B shares and 0.15% per year for the Class E shares. Amounts paid by each Portfolio for the year ended December 31, 2001 are shown as Service and Distribution fees in the Statement of Operations of the respective Portfolios.

C. VOLUNTARY SUBSIDIZATION OF PORTFOLIOS:

   MetLife Advisers has voluntarily agreed to subsidize all expenses, excluding those listed below, in excess of 0.20% of the net assets of Metlife Mid Cap Stock Index, State Street Research Aurora Small Cap Value, and Putnam Large Cap Growth Portfolios. Subsidization of expenses will continue until either each Portfolio's total net assets are at least $100 million, or after two years from inception, whichever is earlier. MetLife Advisers has agreed to subsidize, effective February 22, 2000 all expenses, excluding those listed below, in excess of .30% of the net assets of the Russell 2000 Index Portfolio until the Portfolio's total net assets are at least $200 million, or April 30, 2002, whichever is earlier.

   Metlife Advisers has agreed to subsidize all expenses, excluding those listed below, in excess of 0.40% of the net assets of the Morgan Stanley EAFE Index Portfolio until the Portfolio's total net assets are at least $200 million or April 30, 2002, whichever is earlier.

                                     MSF-206

METROPOLITAN SERIES FUND, INC.

   Expenses excluded from subsidization are: investment management fees payable to MetLife Advisers, Rule 12b-1 distribution fees, brokerage commissions on portfolio transactions (including any other direct costs related to the acquisition, disposition, lending or borrowing of portfolio investments), taxes payable by the Fund, interest and other costs related to borrowings by the Fund, and any extraordinary or non-recurring expenses (such as legal claims and liabilities and litigation costs and any indemnification related thereto). Amounts reimbursed by MetLife Advisers for the year ended December 31, 2001 are shown as Expense Reimbursements in the Statement of Operations of the respective Portfolios.

   MetLife Advisers has voluntarily agreed to waive fees or pay through April 30, 2002, all expenses (other than brokerage commission, taxes interest and any extaordinary or nonrecurring expenses) allocable to each Class that exceed the following annual percentages:

                                                MAXIMUM EXPENSE RATIO
                                               UNDER CURRENT VOLUNTARY
                                              EXPENSE DEFERRAL AGREEMENT    EXPENSES DEFERRED IN
                                              -------------------------- 2001 (SUBJECT TO REPAYMENT
PORTFOLIO/CLASS                               CLASS A    CLASS B CLASS E  UNTIL DECEMBER 31, 2004)
---------------                               -------    ------- ------- --------------------------
Janus Growth Portfolio                         0.95%      1.20%   1.10%           $62,766
Franklin Templeton Small Cap Growth Portfolio  1.05%      1.30%   1.20%            69,557

   Such subsidy is subject to each Portfolio's obligation to repay MetLife Advisers in future years, if any, when the Portfolio's expenses for any class fall below the expense limit for that Class as stated above. Such deferred expenses may be charged to the applicable Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limits as stated above. The applicable Portfolio, however, is not obligated to repay any expense paid by MetLife Advisers more than three years after the end of the fiscal year in which such expense was incurred.

4. DIVIDENDS AND DISTRIBUTIONS:

   The Fund distributes, at least annually, substantially all net investment income and capital gains, if any, of each Portfolio, which will then be reinvested in additional full and fractional shares of the Portfolio. All net realized long- term or short-term capital gains of the Fund, if any, are declared and distributed at least annually to the shareholders of the Portfolio(s) to which such gains are attributable.

5. SECURITIES LENDING:

   The Fund has entered into a securities lending arrangement with the Fund's custodian, State Street Bank and Trust Co. (the "custodian"). Under the agreement, the custodian is authorized to loan securities on the Fund's behalf. In exchange, the Fund receives either cash or securities collateral against the loaned securities. Each Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign securities), at each loan's inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. The cash collateral is invested in the Navigator Securities Lending Prime Portfolio, which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, equal to at least 100% of the market value of all the loaned securities as of such preceding day. The Fund receives 70% of the annual net income from lending transactions, which is included in interest income of the respective Portfolios. The remaining 30% is used to defray the costs of securities lending. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. Portfolios with outstanding loans at December 31, 2001 are footnoted at the end of each applicable Portfolio's schedule of investments.

6. FUTURES CONTRACTS:

   The Fund may buy and sell futures contracts (on recognized exchanges) on equity securities or stock indices as a hedge or to enhance return.

                                     MSF-207

METROPOLITAN SERIES FUND, INC.

   Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. A Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when a Portfolio's obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

7. SUBSTITUTION:

   On April 27, 2001, the New England Zenith Westpeak Stock Index Series (the "Substituted Portfolio") transferred all of its net assets to the MetLife Stock Index Portfolio (the "Replacement Portfolio") in accordance with an order issued by the Securities and Exchange Commission, pursuant to Section 26(b) of the Investment Company Act of 1940, as amended (the "1940 Act"), approving the substitution of shares of the Replacement Portfolio for shares of the Substituted Portfolio. The substitution was accomplished by exchanging 8,014,575 shares of the Replacement Portfolio's shares valued at $265,683,177 for 1,382,291 shares outstanding of the Substituted Portfolio on April 27, 2001. The aggregate net assets of the Replacement Portfolio and the Substituted Portfolio immediately before the substitution were $3,751,196,530 and $265,683,177, respectively.

8. PAYMENTS BY AFFILIATES:

   On January 17, 2001, State Street Research purchased commercial paper from the State Street Research Money Market Portfolio for $200,000 in excess of that security's value. The Portfolio recorded a realized loss of $200,000 on the transaction and a payment of an equal amount from State Street Research. State Street Research received no shares of the portfolio or other consideration in exchange for such contribution.

9. SUBSEQUENT EVENT

   On February 5, 2002, the Board of Directors of the Fund approved, subject to shareholder approval, the acquisition of State Street Research Income Portfolio ("Income Portfolio") by the State Street Research Bond Income
   Series ("Bond Income Series") of the New England Zenith Fund and the acquisition of the State Street Research Money Market Portfolio ("Money Market Portfolio") by the State Street Research Money Market Series ("Money Market Series") of New England Zenith Fund. On April 26, 2002, the shareholders of the Income Portfolio are expected to vote in a proposed Agreement and Plan of Reorganization providing for the acquisition of all the assets of the Income Portfolio by Bond Income Series in exchange for shares of Bond Income Series and the assumption by Bond Income Series of the liabilities of Income Portfolio and the shareholders of the Money Market Portfolio are expected to vote on a proposed Agreement and Plan of Reorganization providing for the acquisition of all the assets of the Money Market Portfolio by Money Market Series in exchange for shares of Money Market Series and the assumption by Money Market Series of the liabilities of Money Market Portolio.

   The Board of Directors of the Fund also approved, subject to shareholder approval, the acquisition of the Loomis Sayles High Yield Bond Portfolio ("High Yield Portfolio") by the Lord Abbett Bond Debenture Portfolio ("Bond Debenture Portfolio") of the Met Investors Series Trust. On April 26, 2002, the shareholders of the High Yield Portfolio are expected to vote on a proposed Agreement and Plan of Reorganization providing for the acquisition of all the assets of the High Yield Portfolio by Bond Debenture Portfolio in exchange for shares of Bond Debenture Portfolio and the assumption by Bond Debenture Portfolio of the liabilities of High Yield Portfolio.

                                     MSF-208

METROPOLITAN SERIES FUND, INC.

 INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of the Metropolitan Series Fund,
Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of the Metropolitan Series Fund, Inc. comprising the State Street Research Money Market, Lehman Brothers Aggregate Bond Index, State Street Research Income, Loomis Sayles High Yield Bond, State Street Research Diversified, Harris Oakmark Large Cap Value, Janus Growth, MetLife Stock Index, Putnam Large Cap Growth, State Street Research Investment Trust, T. Rowe Price Large Cap Growth, Janus Mid Cap, MetLife Mid Cap Stock Index, Neuberger Berman Partners Mid Cap Value, State Street Research Aggressive Growth, Franklin Templeton Small Cap Growth, Russell 2000 Index, State Street Research Aurora Small Cap Value, T. Rowe Small Cap Growth, Morgan Stanley EAFE Index, Putnam International Stock, Scudder Global Equity Portfolios, collectively, the "Fund", as of December 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as at December 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios constituting Metropolitan Series Funds, Inc. as of December 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

February 15, 2002
Boston, Massachusetts

                                     MSF-209

METROPOLITAN SERIES FUND, INC.

 DIRECTORS AND OFFICERS (UNAUDITED)



Information about the Fund's Board of Directors and officers appears below. Each Director is responsible for overseeing all 22 Portfolios of the Fund. There is no limit to the term a Director may serve. The Fund's Statement of Additional Information has further information about the Directors and is available without charge by calling (800) 356-5015.

INTERESTEDDIRECTORS

Each Director below is an "interested person" (as defined by the Investment Company Act of 1940) in that Ms. Goggin is an employee, and Mr. Typermass, a former employee, of MetLife, which is an affiliate of MLA, the Investment Manager of the Fund.

                                      CURRENT                 POSITION(S)  PRINCIPAL OCCUPATIONSOVER PAST FIVE
NAME AND ADDRESS                  AGE POSITION(S) WITH FUND*  HELD SINCE*  YEARS, INCLUDING OTHER DIRECTORSHIPS*
----------------                  --- ----------------------  -----------  --------------------------------------------
Anne M. Goggin                    53  Director, Chairman of     2002     Chief Counsel, Individual Business, MetLife
Metropolitan Life Insurance           the Board, President               enterprise;Trustee and Chairman of the
Company                               and Chief Executive                Board, New England ZenithFund ("Zenith
1 Madison Avenue                      Officer                            Fund"); Senior Vice President andGeneral
New York, NY 10010                                                       Counsel, New England Financial ("NEF");
                                                                         Chairof the Board of Managers, President and
                                                                         Chief ExecutiveOfficer, MLA; Director, New
                                                                         England SecuritiesCorporation ("NES");
                                                                         formerly, President, GeneralCounsel,
                                                                         Secretary and Clerk, NES, 1993-1999.

Arthur G. Typermass               63  Director                  1998     Formerly, Senior Vice President and
43 Chestnut Street                                                       Treasurer, MetLife.
Garden City, NY 11530

NON-INTERESTED DIRECTORS
Each Director below is NOT an "interested  person" (as defined by the Investment
Company Act of 1940).
                                       CURRENT                POSITION(S)
NAME AND ADDRESS                  AGE POSITION(S) WITH FUND*  HELD SINCE*  PRINCIPAL OCCUPATIONS OVER PAST FIVE YEARS*
----------------                  --- ----------------------  -----------  --------------------------------------------

Steve A. Garban+                  64  Director                  1985     Formerly, Senior Vice President, Finance
The Pennsylvania State University                                        andOperations, and Treasurer, The
208 Old Main                                                             Pennsylvania StateUniversity.
University Park, PA 16802

Linda B. Strumpf                  54  Director                  2000     Vice President and Chief Investment Officer,
Ford Foundation                                                          FordFoundation.
320 E. 43rd Street
New York, NY 10017

Dean O. Morton+                   70  Director                  1993     Formerly, Executive Vice President, Chief
3200 Hillview Avenue                                                     OperatingOfficer and Director,
Palo Alto, CA 94304                                                      Hewlett-Packard Company.

Michael S. Scott Morton+          64  Director                  1993     Jay W. Forrester Professor of Management at
Massachusetts Institute of                                               SloanSchool of Management, MIT
Technology ("MIT")
50 Memorial Drive
Cambridge, MA 02139

Toby Rosenblatt                   63  Director                  2001     President, since 1999, and formerly, Vice
3409 Pacific Avenue                                                      President,Founders Investments, Ltd.
San Francisco, CA 94118

H. Jesse Arnelle                  68  Director                  2001     Counsel, Womble Carlyle Sandridge & Rice;
400 Urbano Drive                                                         formerly,Senior Partner, Arnelle, Hastie,
San Francisco, CA 94127                                                  McGee, Willis andGreene.

                                     MSF-210

METROPOLITAN SERIES FUND, INC.

OFFICERS

                          CURRENT                 POSITION(S)
NAME AND ADDRESS      AGE POSITION(S) WITH FUND*  HELD SINCE*   PRINCIPAL OCCUPATIONS OVER PAST FIVE YEARS*
----------------      --- ----------------------  -----------  ------------------------------------------------------
John F. Guthrie, Jr.  58  Senior Vice President     2002     Manager and Senior Vice President, MLA; Senior Vice
MetLife Advisers, LLC                                        President, Zenith Fund, since 1995; Vice President,
501 Boylston Street                                          NEF.
Boston, MA 02116

Peter Duffy           46  Vice President and        2000     Senior Vice President, MLA, since December 1998;
MetLife Advisers, LLC     Treasurer                          Vice President, since 2002, and Treasurer, since 1998,
501 Boylston Street                                          Zenith Fund; Second Vice President, NEF; formerly,
Boston, MA 02116                                             Senior Vice President, New England Funds, L.P.

Thomas M. Lenz        43  Vice President and        2002     Assistant General Counsel, MetLife; General Counsel
MetLife Advisers, LLC     Secretary                          and Secretary, MLA, since 1998; Vice President, since
501 Boylston Street                                          2002, and Secretary, since 1998, Zenith Fund;
Boston, MA 02116                                             formerly, Vice President, State Street Bank and Trust
                                                             Company.

David W. Allen        45  Senior Vice President     2002     Head of Individual Life Product Management,
Metropolitan Life                                            MetLife; Senior Vice President, Zenith Fund, since
Insurance Company                                            2002.
501 Boylston Street
Boston, MA 02116

Hugh McHaffie         43  Senior Vice President     2000     Senior Vice President, MetLife, since 1999; Senior
Metropolitan Life                                            Vice President, Zenith Fund, since 2002; formerly,
Insurance Company                                            Vice President, Manufacturers Life North America.
501 Boylston Street
Boston, MA 02116

Thomas C. McDevitt    46  Vice President            2002     Vice President, Zenith Fund, since 1995.
MetLife Advisers, LLC
501 Boylston Street
Boston, MA 02116

Daphne Thomas-Jones   46  Vice President            2000     Assistant Vice President, since 1998, and formerly,
Metropolitan Life                                            Director, MetLife.
Insurance Company
One Madison Avenue
New York, NY 10010

   * Previous positions during the past five years with the Fund, MetLife, MLA, New England Zenith Fund, New England Financial, New England Funds, L.P. or New England Securities Corporation are omitted if not materially different.
   + Serves as a trustee, director and/or officer of one or more of the following companies, each of which has a direct or indirect advisory relationship with the Investment Manager or its affiliates: State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Master Investment Trust, State Street Research Equity Trust, State Street Research Securities Trust, State Street Research Growth Trust and State Street Research Exchange Trust.

                                     MSF-211

METROPOLITAN SERIES FUND, INC.

 FOOTNOTES TO PORTFOLIO MANAGER COMMENTARY

(1) The Lehman Brothers Aggregate Bond Index(R) includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations, most publicly issued investment grade corporate bonds and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC. The is an unmanaged measure of bond market performance. Direct investment in the Index is not possible.

(2) The Merrill Lynch High Yield Bond Index is an unmanaged measure of high-yield bond market performance. Direct investment in the Index is not possible.

(3) The Standard & Poor's 500 Index Composite Stock Price Index(R) is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

(4) The Russell 1000 Value Index(R) is an unmanaged measure of the largest capitalized U.S. domiciled companies with a less than average growth orientation. Companies in this Index generally have a low price-to-book and price-to-earnings ratio, higher divided yields and lower forecasted growth values. Direct investment in the Index is not possible.

(5) The Russell 1000 Growth Index(R) is an unmanaged measure of performance of the largest capitalized U.S. companies, within the Russell 1000 companies, that have higher price-to-book ratios and forecasted growth values. Direct investment in the Index is not possible.

(6) The Morgan Stanley Capital International (MSCI) EAFE Index(R) is an unmanaged, commonly used measure of performance for Europe, Australasia and the Far East. Direct investment in the Index is not possible.

(7) The Standard & Poor's MidCap 400 Index(R) is an unmanaged index measuring the performance of the mid-size company segment of the U.S. market. The Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. Direct investment in the Index is not possible.

(8) The Standard and Poor's MidCap 400 / Barra Value Index(R) is an unmanaged measure of performance of the stocks in the S&P MidCap 400 Index that are slower growing, undervalued and have a low price-to-book ratio. Direct investment in the Index is not possible.

(9) The Russell Midcap Growth Index(R) is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with higher price-to-book ratios and higher forecasted growth values. Direct investment in the Index is not possible.

(10) The Russell 2500 Growth Index(R) is an unmanaged measure of performance of those Russell 2500 companies (the 2,500 smallest companies in the Russell 3000 Index) that have higher price-to-book ratios and higher forecasted growth values.

(11) The Russell 2000 Index(R) is an unmanaged measure of performance of the 2,000 smallest companies in the Russell 3000 Index. Direct investment in the Index is not possible.

(12) The Russell 2000 Value Index(R) is an unmanaged measure of performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values. Direct investment in the Index is not possible.

(13) The Russell 2000 Growth Index(R) is an unmanaged measure of performance of those Russell 2000 companies (small capitalization companies) that have higher price-to-book ratios and lower forecasted growth values. Direct investment in the Index is not possible.

(14) The MSCI World Index(R) is a capitalization weighted index that measures performance of stocks from around the world. Direct investment in the Index is not possible.

(15) Lipper Variable Products Fund Averages. Each of these is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(A) The views expressed in the Management's Discussion and Analysis, for each Portfolio, are those of the Portfolio Manager as of December 31, 2001 and are subject to change based on market and other conditions. Information about a portfolio's holdings, asset allocation, industry allocation or country diversification is historical and is no indication of future portfolio composition, which will vary.

                                     MSF-212

                                  MET INVESTORS
                                  SERIES TRUST

                      J.P. Morgan Small Cap Stock Portfolio
                       J.P. Morgan Quality Bond Portfolio
                       J.P. Morgan Select Equity Portfolio
                      J.P. Morgan Enhanced Index Portfolio
                  J.P. Morgan International Equity Portfolio
                      Lord Abbett Bond Debenture Portfolio
                       Lord Abbett Mid-Cap Value Portfolio
                    Lord Abbett Developing Growth Portfolio
                  Lord Abbett Growth Opportunities Portfolio
                      Lord Abbett Growth & Income Portfolio
                        Janus Aggressive Growth Portfolio
                          MFS Mid Cap Growth Portfolio
                      MFS Research International Portfolio
                  Oppenheimer Capital Appreciation Portfolio
                          PIMCO Money Market Portfolio
                          PIMCO Total Return Portfolio
                           PIMCO Innovation Portfolio
                          Met/Putnam Research Portfolio
                       Met/AIM Small Cap Growth Portfolio
                        Met/AIM Mid Cap Equity Portfolio
          State Street Research Concentrated International Portfolio

                                  ANNUAL REPORT

                                DECEMBER 31, 2001

--------------------------------------------------------------------------------

February 1, 2002

Letter from the President

Fiscal Year 2001 - Volatile Markets and Global Uncertainty The year 2001 was a tumultuous one for the stock market. Despite a fourth quarter rally, the U.S. stock market finished off for the second year in a row with the Dow industrials down 6%, the S&P 500 Index down 12%, and the Nasdaq tumbling 21%. The U.S. economy technically moved into a recession driven by weak corporate profits and reduced capital spending. Foreign markets felt the effect of slow growth as well, as evidenced by the 21% decline in the MSCI EAFE index for the year.

The bond markets, fueled by eleven interest-rate cuts by the Federal Reserve, were a source of optimism. The Lehman Brothers Aggregate Bond Index increased 8.4%.

We approach 2002 with cautious optimism. The U.S. is at war, the threat of terrorism lingers and many global markets are facing recession. However, there are signs that a recovery is on the horizon. Interest rates and inflation are low, and despite a recent rise in unemployment, the U.S. unemployment rate is lower than that in most industrial nations.

On the following pages you will find a complete review of your Portfolio(s) as well as specific details about the total return investment performance.

We appreciate your trust, and we will continue to focus our efforts to meet your investment needs.

Sincerely,


  /s/ Elizabeth Forget

Elizabeth M. Forget
President
Met Investors Series Trust

--------------------------------------------------------------------------------
J.P. Morgan Small Cap Stock Portfolio               For the year ended 12/31/01
Managed by J.P. Morgan Investment Management, Inc.

Letter to Policyholders

--------------------------------------------------------------------------------


The J.P. Morgan Small Cap Stock Portfolio Class A shares returned -8.42% for the year ended December 31, 2001. The Russell 2000 Index/1/ returned 2.48% during this time period.

Market Analysis
The year began with concerns over the length and seriousness of the economic slowdown as companies pre-announced earnings shortfalls. Disappointment over the frequency and magnitude of Fed cuts contributed to small cap market volatility, putting downward pressure on companies across a wide range of industries. The disparity between growth and value persisted, as value names significantly outperformed their growth peers. As the summer approached, high profile earnings disappointments continued to take their toll. Optimism over Fed easing and strength from the consumer sector helped to buoy stocks in the market's most beaten down sectors. However, the third quarter ended on a devastating note, as the tragic events in September severely impaired the markets. The quarter was marked by rising unemployment, declining corporate spending, and disappointing earnings announcements. Small cap stocks posted very strong fourth-quarter returns as the markets recovered from the events in September. After consumer confidence and corporate expenditures hit lows, the market buoyed through the end of the year with the help of fiscal stimulus and rate cuts by the Fed. A December bull market was stifled by negative earnings pre-announcements, which muted the quarter's performance.

Small caps historically have underperformed large caps in times of economic uncertainty. However, even with the economic conditions and ensuing battle in Afghanistan, the Russell 2000 Index ended the year ahead with a return of 2.48% versus the S&P 500 Index's/4/ annual return of -11.89%, due to confidence in an economic recovery in 2002. Although confidence in growth sectors surfaced in December, value stocks with near-term visibility were more attractive to investors this year. The Russell 2000 Value Index/5/ posted a gain of 14.02% while the Russell 2000 Growth Index/6/ reported a loss of 9.23% for the year.

Portfolio Analysis
The portfolio underperformed the Russell 2000 Index for the year, primarily due to stock selection. Contributions due to stock selection came from the finance, energy, and insurance sectors, which were well offset by negative stock selection in the software & services, health services & systems, and semiconductors sectors. Sector weights detracting from performance were software & services (underweight), pharmaceuticals (underweight), and energy (overweight), while contributions came from semiconductors (neutral), systems hardware (underweight), and utilities (underweight). The top performers were Penn National Gaming, Charles River Labs, and Neurocrine Biosciences. The major detractors were Gentek, Medarex, and Capstone Turbine.

Market Outlook
We remain cautiously optimistic that the economy will begin to recover during the second half of 2002. With an improving economic outlook and additional improvement in events related to Afghanistan, we would expect small caps to be well positioned to continue to outperform their large cap counterparts, as they did in 2001.

Marian U. Pardo
Steven J. Rich
Portfolio Managers
J.P. Morgan Investment Management, Inc.

Top Ten Holdings by Market Value
As of 12/31/01

                                                      Percent of
               Description                            Net Assets
               -------------------------------------------------
               Cleco Corp.                              1.24%
               -------------------------------------------------
               City National Corp.                      1.15%
               -------------------------------------------------
               Spinnaker Exploration Co.                1.14%
               -------------------------------------------------
               On Assignment, Inc.                      1.13%
               -------------------------------------------------
               Neurocrine Biosciences, Inc.             1.12%
               -------------------------------------------------
               W.R. Berkley Corp.                       1.11%
               -------------------------------------------------
               GATX Corp.                               1.08%
               -------------------------------------------------
               StanCorp Financial Group, Inc.           1.07%
               -------------------------------------------------
               Charles River Laboratories Intl., Inc.   1.06%
               -------------------------------------------------
               AFC Enterprises, Inc.                    1.06%
               -------------------------------------------------

--------------------------------------------------------------------------------
Portfolio Sectors (% of portfolio market value)
As of 12/31/01

                                     [CHART]

                JP Morgan Small Cap Stock Portfolio
                -----------------------------------
Communications                   5.4%
Energy                           3.8%
Industrial                       9.7%
Cyclical                        14.1%
Financial                       20.0%
Non-Cyclical                    24.4%
Basic Materials                  6.8%
Technology                       8.1%
Utility                          7.7%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. Morgan Small Cap Stock Portfolio               For the year ended 12/31/01
Managed by J.P. Morgan Investment Management, Inc.

Letter to Policyholders (continued)

--------------------------------------------------------------------------------

               J.P. Morgan Small Cap Stock Portfolio, managed by
        J.P. Morgan Investment Management, Inc., vs. Russell 2000 Index
                            Growth Based on $10,000+

                                     [CHART]

            Russell 2000        Fund
             ---------        --------
5/1/1996       $10,000         $10,000
6/30/1996        9,978           9,977
9/30/1996       10,012          10,149
12/31/1996      10,524          10,859
3/31/1997        9,981          10,083
6/30/1997       11,594          11,623
9/30/1997       13,316          13,363
12/31/1997      12,865          13,128
3/31/1998       14,192          14,730
6/30/1998       13,543          13,746
9/30/1998       10,799          10,791
12/31/1998      12,577          12,419
3/31/1999       11,893          11,828
6/30/1999       13,739          13,165
9/30/1999       12,868          13,285
12/31/1999      15,262          17,953
3/31/2000       16,344          19,471
6/30/2000       15,727          18,097
9/30/2000       15,905          18,484
12/31/2000      14,816          16,058
3/31/2001       13,851          13,599
6/30/2001       15,831          15,845
9/30/2001       12,540          12,201
12/31/2001      15,184          14,706

                                                Average Annual Return/2/
                                       (for the period ended 12/31/01)
                                 1 Year   3 Year  5 Year  Since Inception/3/
                                 -------  ------  ------  ------------------
J.P. Morgan Small Cap
      Stock Portfolio - Class A  (8.42)%   5.80%   6.25%       7.04%
                        Class B     -        -       -        10.61%
Russell 2000 Index/1/             2.48%    6.48%   7.61%       7.65%

    ----------------------------------------------------------------------------
                                                Average Annual Return/2/
                                            (for the period ended 12/31/01)
    ----------------------------------------------------------------------------
                                         1 Year 3 Year 5 Year Since Inception/3/
    ----------------------------------------------------------------------------
--  J.P. Morgan Small Cap
    Stock Portfolio -- Class A           -8.42%  5.80%  6.25%        7.04%
              Class B                       --     --     --        10.61%
    ----------------------------------------------------------------------------
- - Russell 2000 Index/1/                 2.48%  6.48%  7.61%        7.65%

    ----------------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The Russell 2000 Index is an unmanaged index and measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $530 million; the median market capitalization was approximately $410 million. The largest company in the index had an approximate market capitalization of $1.4 billion. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/3/Inception of the Class A shares is 5/1/96. Inception of the Class B shares is 4/3/01. Index returns are based on an inception date of 5/1/96.

/4/The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/5/The Russell 2000 Value Index is an unmanaged index and measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/6/The Russell 2000 Growth Index is an unmanaged index and measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

Past performance does not guarantee future results. The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. Morgan Quality Bond Portfolio
                                                    For the year ended 12/31/01
Managed by J.P. Morgan Investment Management, Inc.

Letter to Policyholders

--------------------------------------------------------------------------------


Annual Summary
The J.P. Morgan Quality Bond Portfolio Class A shares provided a total return of 7.03% for the year ended December 31, 2001. The Salomon Brothers Broad Investment Grade Bond Index/1/ returned 8.38% for the same time period, while the average Lipper VA Corp. Debt A rated fund returned 7.06%.

Interest rate and corporate credit volatility buffeted the U.S. fixed income markets in 2001. The U.S. economy faced the headwinds of the aftermath of the events of September 11 and the continued corporate retrenchment of capital spending, inventories and employment. The Fed maintained an easy monetary stance, moving the Fed Funds rate to 1.75% by the end of the year.

The yield curve steepened over the year, with short-term rates anchored by the Fed's easing moves. Most longer term rates moved higher, being impacted by the high volume of new issuance from corporate issuers seeking to lock in low long term borrowing costs and from the record breaking wave of residential mortgage refinancings. More constructive news coming from the U.S. effort in Afghanistan, scattered signs that at least a portion of the economy may be bottoming and year-end profit taking added impetus to the sell off in bonds. Two year U.S. Treasuries ended the year at 3.03%, down 181 basis points, five years at 4.30%, down 42 basis points and ten years at 5.05%, up 12 basis points. In spite of the significant yield curve volatility, the 30 year ended at 5.47%, up 13 basis points.

The portfolio maintained a long duration position throughout 2001. In the third quarter, we further extended duration immediately after the events of September 11th in the short and intermediate maturities. In the fourth quarter, most of the duration exposure was concentrated in the very short end of the yield curve, primarily expressed using June '02 Eurodollar futures contracts. Given the challenges still faced by many sectors of the U.S. economy and historically how the Fed has handled policy transitions, we believe that the Fed will not tighten until the latter part of 2002 at the earliest.

After being underweight in the corporate sector for almost all of last year, we added to our holdings in late December 2000 when corporates had declined to the point of offering strong relative value. By the end of the first quarter, we were overweight in corporates favoring the more liquid auto, finance, and telecom names. We took profits in some of our positions in second quarter of 2001 given the strong outperformance of the sector and moved to a less aggressive overweight. In the fourth quarter, we took advantage of the wider yield spreads and increased our overweight position.

In the residential mortgage sector, we began the year with an underweight position, anticipating that lower rates would lead to large increases in refinancing and new issue supply. As prepayment concerns tapered, we added significantly to our residential mortgage position during the fourth quarter. These new positions, concentrated in 30-year current coupon conventional agency mortgages, had a positive impact on performance at the end of the year.

In other sectors, we were overweight in commercial mortgage-backed securities, asset-backeds, and private placement mortgages, given their strong relative value and yield advantage. Our offsetting underweights were in U.S. Treasuries and Agencies.

In 2002, we expect to see improved corporate balance sheets and profit margins as the economy moves through the current cyclical adjustment, supported not only by the Fed, but also by expansive government spending, lower energy prices and the benefits of the recent wave of mortgage refinancings. With corporate recovery will come significantly improved credit sector performance. We will remain overweight in the credit sectors to capture the performance from this trend.

Jay A. Gladieux
James J. Dougherty
Portfolio Managers
J.P. Morgan Investment Management, Inc.

Top Ten Holdings by Market Value
As of 12/31/01

                                                                      Percent of
    Description                                                  Net Assets
    -----------------------------------------------------------------------
    Federal National Mortgage Assoc. (6.50%, TBA)                  15.46%
    -----------------------------------------------------------------------
    Federal Home Loan Mortgage Corp. (6.00%, 12/1/31)               8.46%
    -----------------------------------------------------------------------
    Federal National Mortgage Assoc. (7.00%, 8/1/31)                4.78%
    -----------------------------------------------------------------------
    Federal National Mortgage Assoc. (6.00%, 12/1/16)               3.76%
    -----------------------------------------------------------------------
    Federal National Mortgage Assoc. (6.00%, TBA)                   3.15%
    -----------------------------------------------------------------------
    Federal Home Loan Mortgage Corp. (6.50%, TBA)                   3.00%
    -----------------------------------------------------------------------
    Federal National Mortgage Assoc. (6.50%, 5/1/31)                2.93%
    -----------------------------------------------------------------------
    Credit Suisse First Boston Mortgage Securities Corp. (7.29%,
     9/15/41)                                                       2.47%
    -----------------------------------------------------------------------
    Daimler Chrysler Auto Trust (6.16%, 1/8/06)                     2.36%
    -----------------------------------------------------------------------
    Morgan Stanley Dean Witter Capital I (6.39%, 10/15/35)          2.12%
    -----------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio Composition (% of portfolio market value)
As of 12/31/01

                                     [CHART]

                                J.P Morgan Quality Bond
                                -----------------------
U.S. Agency and Corporate
  Mortgage Backed                       61.8%
Corporate Investment                    19.6%
Asset Backed Securities                  7.4%
U.S. Treasury                            5.3%
Foreign Market Debt                      3.5%
Corporate Investment High Yield          2.4%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. Morgan Quality Bond Portfolio
                                                    For the year ended 12/31/01
Managed by J.P. Morgan Investment Management, Inc.

Letter to Policyholders (continued)

--------------------------------------------------------------------------------


                J.P. Morgan Quality Bond Portfolio, managed by
            J.P. Morgan Investment Management, Inc., vs. BIG Index
                            Growth Based on $10,000+

                                     [CHART]


                       Salomon
                       Brothers      Fund
                        -------    -------
  5/1/1996              $10,000    $10,000
 6/30/1996               10,123     10,096
 9/30/1996               10,311     10,270
12/31/1996               10,623     10,567
 3/31/1997               10,567     10,504
 6/30/1997               10,948     10,862
 9/30/1997               11,311     11,208
12/31/1997               11,645     11,524
 3/31/1998               11,833     11,724
 6/30/1998               12,106     12,001
 9/30/1998               12,608     12,500
12/31/1998               12,660     12,489
 3/31/1999               12,602     12,409
 6/30/1999               12,486     12,228
 9/30/1999               12,576     12,296
12/31/1999               12,556     12,296
 3/31/2000               12,831     12,561
 6/30/2000               13,054     12,745
 9/30/2000               13,451     13,100
12/31/2000               14,016     13,700
 3/31/2001               14,447     14,117
 6/30/2001               14,521     14,162
 9/30/2001               15,206     14,625
12/31/2001               15,190     14,664



    ------------------------------------------------------------------------
                                            Average Annual Return/2/
                                        (for the period ended 12/31/01)
    ------------------------------------------------------------------------
                                     1 Year 3 Year 5 Year Since Inception/3/
    ------------------------------------------------------------------------
 -- J.P. Morgan Quality
    Bond Portfolio--Class A           7.03%  5.50%  6.77%       6.98%
             Class B                    --     --     --        3.87%
    ------------------------------------------------------------------------
- - Salomon Brothers Broad
    Investment Grade Bond
    Index/1/                          8.38%  6.26%  7.42%       7.66%

    ------------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The Salomon Brothers Broad Investment Grade Bond Index (BIG Index) is a market-capitalized weighted index that includes fixed-rate Treasury, government sponsored, corporate (Baa3/BBB or better) and mortgage securities. The Index is not available for direct investment and does not reflect any expenses.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/3/Inception of the Class A shares is 5/1/96. Inception of the Class B shares is 4/3/01. Index returns are based on an inception date of 5/1/96.

Past performance does not guarantee future results. The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. Morgan Select Equity Portfolio
                                                    For the year ended 12/31/01
Managed by J.P. Morgan Investment Management, Inc.

Letter to Policyholders

--------------------------------------------------------------------------------



The J.P. Morgan Select Equity Portfolio Class A shares returned -6.05% for the year ended December 31, 2001. The S&P 500 Index/1/ returned -11.89% during this time period.

Overview
The year 2001 will remain in our minds and hearts for a very long time. The outsized events, which occurred during the year, caused much personal angst while an equity market hammered stocks for the second year in a row.

The economy fell into recession, but the official declaration came late in the year. Investors anticipated the slowdown early on as weakness in technology spending, continuous price declines for most goods, layoffs and disappointing corporate earnings announcements plagued the markets. The Federal Reserve attempted to accommodate the economic slowdown by easing interest rates an unprecedented eleven times, a total reduction of 475 basis points, bringing the Fed Funds rate to the lowest level in forty years, 1.75%. The tragic events of September 11 exacerbated investors' fears with a dramatic sell-off pushing market indices and volatility to levels not seen since the autumn of 1998.

Market Review
For the first time in more than twenty-five years, the broad market ended consecutive years in negative territory. For 2001, the S&P 500 Index declined 11.9% following a 9.1% fall the prior year. Within the broad market, small cap stocks posted the best returns with the Russell 2000 Index/5/ increasing 2.5%. As dramatic was the difference in performance between growth and value stocks across market capitalization. As the slowdown in capital spending continued to create havoc for technology company earnings, the Russell 1000 Growth Index/6/, with its heavier emphasis on technology stocks, fell 20.4% while the Russell 1000 Value Index/7/ dropped by 5.6%.

The steep decline in all equity market indices when stock trading resumed after September 11 proved to be the market bottom for the year. Investors began to respond positively to news of success in the U.S. military campaign against terrorists. After being pummeled all year, technology stocks staged an impressive fourth quarter rally with the NASDAQ Composite Index/2/ returning 30% to close above pre-September 11 levels. In fact, all major indices rose in the quarter, ending the year on more optimistic footing.

A number of high profile events, some company specific, caused certain stocks and sectors to dramatically underperform. Examples include Enron's bankruptcy, Providian's collapse, disappointing news in product development for pharmaceuticals companies, and the cash flow crunch affecting the telecommunications sector. More cyclical sectors, like retail and basic materials, which responded to the Federal Reserve's aggressive action to boost the economy, partially offset the poor showing of other areas. In addition, the U.S. consumer showed remarkable resilience during the year providing support to consumer oriented sectors.

Portfolio Review
In 2001, the portfolio substantially outperformed the S&P 500 index by 5.84%. Stock selection was favorable in 14 of 19 sectors, lead by robust gains in Industrial Cyclicals, Consumer Cyclicals and Capital Markets sectors. Underweights in Enron, ALZA Corporation, and AOL Time Warner, combined with overweights in ChevronTexaco and Tyco International, were among the positions that added most to the positive excess returns. On the down side, stock selection in Telecommunications, Pharmaceuticals and Network Technology detracted from results. Overweights in Level 3 Communications, Qwest, IBM, Global Marine and Sun Microsystems negatively impacted the portfolio.

Market Outlook
The economy continues to show signs of stabilization as initial jobless claims, consumer confidence, and industrial surveys have improved significantly from fall levels. However, statistics of actual economic activity continue to reveal a fragile economy. Continued support from monetary policy over the coming months will be crucial in enabling the economy to begin a sustainable recovery. With the financial system awash with liquidity, investors are wary about being too defensive and will continue to look for signs of an economic recovery. As always, our strategy will continue to focus on identifying relative value within sectors based on companies' longer-term earnings prospects.

Thomas M. Luddy
James Russo
Portfolio Managers
J.P. Morgan Investment Management, Inc.

Top Ten Holdings by Market Value
As of 12/31/01

                                                      Percent of
                Description                           Net Assets
                ------------------------------------------------
                Tyco International, Ltd.                4.14%
                ------------------------------------------------
                Citigroup, Inc.                         3.91%
                ------------------------------------------------
                General Electric Co.                    3.77%
                ------------------------------------------------
                Microsoft Corp.                         3.61%
                ------------------------------------------------
                Federal National Mortgage Association   2.65%
                ------------------------------------------------
                Philip Morris Co., Inc.                 2.54%
                ------------------------------------------------
                Exxon Mobil Corp.                       2.38%
                ------------------------------------------------
                Home Depot, Inc.                        2.34%
                ------------------------------------------------
                International Business Machines Corp.   2.12%
                ------------------------------------------------
                Cigna Corp.                             2.09%
                ------------------------------------------------

--------------------------------------------------------------------------------
Top Ten Portfolio Sectors (% of portfolio market value)
As of 12/31/01
                                     [CHART]

Industrial                       7.5%
Non-Cyclical                    22.6%
Cyclical                         9.6%
Financial                       16.3%
Basic Materials                  3.1%
Communications                  11.3%
Technology                       8.7%
Utilities                       11.5%
Energy                           6.7%
U.S. Gov't                       2.7%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. Morgan Select Equity Portfolio
                                                    For the year ended 12/31/01
Managed by J.P. Morgan Investment Management, Inc.

Letter to Policyholders (continued)

--------------------------------------------------------------------------------


                J.P. Morgan Select Equity Portfolio, managed by
          J.P. Morgan Investment Management, Inc., vs. S&P 500 Index
                            Growth Based on $10,000+

                                     [CHART]



              S&P 500       Fund
               ------      ------
 5/1/1996      $10,000     $10,000
 6/30/1996      10,297       9,854
 9/30/1996      10,615      10,073
12/31/1996      11,499      10,852
 3/31/1997      11,808      10,932
 6/30/1997      13,869      12,966
 9/30/1997      14,908      14,372
12/31/1997      15,336      14,275
 3/31/1998      17,475      15,931
 6/30/1998      18,052      16,147
 9/30/1998      16,256      14,385
12/31/1998      19,718      17,497
 3/31/1999      20,700      17,780
 6/30/1999      22,160      19,477
 9/30/1999      20,777      16,955
12/31/1999      23,868      19,195
 3/31/2000      24,415      19,815
 6/30/2000      23,768      19,009
 9/30/2000      23,540      19,419
12/31/2000      21,699      18,008
 3/31/2001      19,125      16,097
 6/30/2001      20,244      17,669
 9/30/2001      17,272      14,722
12/31/2001      19,119      16,919


    ----------------------------------------------------------------------------
                                              Average Annual Return/3/
                                           (for the period ended 12/31/01)
    ----------------------------------------------------------------------------
                                       1 Year  3 Year 5 Year Since Inception/4/
    ---------------------------------------------------------------------------
--  J.P. Morgan Select
    Equity Portfolio--Class A           -6.05% -1.11%  9.29%        9.72%
             Class B                       --     --     --         6.56%
    ---------------------------------------------------------------------------
- - S&P 500 Index/1/                   -11.89% -1.02% 10.70%       12.12%
    ---------------------------------------------------------------------------

    ---------------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/The NASDAQ Composite Index is a market-value weighted index of all common stocks listed on NASDAQ.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/4/Inception of the Class A shares is 5/1/96. Inception of the Class B shares is 4/3/01. Index returns are based on an inception date of 5/1/96.

/5/The Russell 2000 Index is an unmanaged index and measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $530 million; the median market capitalization was approximately $410 million. The largest company in the index had an approximate market capitalization of $1.4 billion. The Index does not include fees or expenses and is not available for direct investment.

/6/The Russell 1000 Growth Index is an unmanaged index and measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/7/The Russell 1000 Value Index is an unmanaged index and measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

Past performance does not guarantee future results. The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. Morgan Enhanced Index Portfolio
                                                    For the year ended 12/31/01
Managed by J.P. Morgan Investment Management, Inc.

Letter to Policyholders

--------------------------------------------------------------------------------


The J.P. Morgan Enhanced Index Portfolio Class A shares returned -11.42% for the year ended December 31, 2001. The S&P 500 Index returned -11.89% during this time period.

Overview
The year 2001 will remain in our minds and hearts for a very long time. The outsized events, which occurred during the year, caused much personal angst while an equity market hammered stocks for the second year in a row.

The economy fell into recession, but the official declaration came late in the year. Investors anticipated the slowdown early on as weakness in technology spending, continuous price declines for most goods, layoffs and disappointing corporate earnings announcements plagued the markets. The Federal Reserve attempted to accommodate the economic slowdown by easing interest rates an unprecedented eleven times, a total reduction of 475 basis points, bringing the Fed Funds rate to the lowest level in forty years, 1.75%. The tragic events of September 11 exacerbated investors' fears with a dramatic sell-off pushing market indices and volatility to levels not seen since the autumn of 1998.

Markets
For the first time in more than twenty-five years, the broad market ended consecutive years in negative territory. For 2001, the S&P 500 Index declined 11.9% following a 9.1% fall the prior year. Within the broad market, small cap stocks posted the best returns with the Russell 2000 Index/4/ increasing 2.5%. As dramatic was the difference in performance between growth and value stocks across market capitalization. As the slowdown in capital spending continued to create havoc for technology company earnings, the Russell 1000 Growth Index/5/, with its heavier emphasis on technology stocks, fell 20.4% while the Russell 1000 Value Index/6/ dropped by 5.6%.

The steep decline in all equity market indices when stock trading resumed after September 11 proved to be the market bottom for the year. Investors began to respond positively to news of success in the U.S. military campaign against terrorists. After being pummeled all year, technology stocks staged an impressive fourth quarter rally with the NASDAQ Composite Index/2/ returning 30% to close above pre-September 11 levels. In fact, all major indices rose in the quarter, ending the year on more optimistic footing.

A number of high profile events, some company specific, caused certain stocks and sectors to dramatically underperform. Examples include Enron's bankruptcy, Providian's collapse, disappointing news in product development for pharmaceuticals companies, and the cash flow crunch affecting the telecommunications sector. More cyclical sectors, like retail and basic materials, which responded to the Federal Reserve's aggressive action to boost the economy, partially offset the poor showing of other areas. In addition, the U.S. consumer showed remarkable resilience during the year providing support to consumer oriented sectors.

Performance Analysis
While the equity markets were challenging in 2001, the J.P. Morgan Enhanced Index Portfolio outperformed the S&P 500 Index. The portfolio's emphasis on stock selection paid off with positive contributions to performance in 14 of 19 sectors. Stock selection among Energy, Utilities, and Health Services & Sytem companies was particularly beneficial. The decision to underweight Enron (-99.9%) was the greatest contributor to performance as the company fell into bankruptcy after concerns of financing problems and restatement of earnings. This followed the departure of management at the energy trading concern. Overweights in Cendant (+103.7%) and PG&E Corp (+35.6%) added to results. However, an overweight position in Providian (-91.8%) contributed to underperformance as the low credit quality credit card issuer announced that higher default rates along with a drop in consumer spending could put its future earnings prospects in question.

Market Outlook
We remain confident in our investment process and the risk return profile of the portfolio. The outlook for the economy continues to show signs of stabilization as initial jobless claims, consumer confidence, and industrial surveys have improved significantly from fall levels. However, statistics of actual economic activity continue to reveal a fragile economy. Continued support from monetary policy over the coming months will be crucial in enabling the economy to begin a sustainable recovery. With the financial system awash with liquidity, investors are wary about being too defensive and will continue to look for signs of an economic recovery. As always, our strategy will continue to focus on identifying relative value within sectors based on companies' longer-term earnings prospects.

Nanette Buziak
Timothy Devlin
Joseph Gill
Portfolio Managers
J.P. Morgan Investment Management, Inc.

Top Ten Holdings by Market Value
As of 12/31/01

                                                      Percent of
                Description                           Net Assets
                ------------------------------------------------
                Microsoft Corp.                          3.85%
                ------------------------------------------------
                General Electric Co.                     3.85%
                ------------------------------------------------
                Citigroup, Inc.                          3.49%
                ------------------------------------------------
                Exxon Mobil Corp.                        3.06%
                ------------------------------------------------
                International Business Machines Corp.    2.65%
                ------------------------------------------------
                Intel Corp.                              2.25%
                ------------------------------------------------
                Tyco International, Ltd.                 2.03%
                ------------------------------------------------
                Wal-Mart Stores, Inc.                    1.97%
                ------------------------------------------------
                Philip Morris Co., Inc.                  1.95%
                ------------------------------------------------
                American Home Products Corp.             1.82%
                ------------------------------------------------

--------------------------------------------------------------------------------
Portfolio Sectors (% of portfolio market value)
As of 12/31/01

                                     [CHART]


Industrial                                                      12.1%
Non-Cyclical                                                    23.1%
Cyclical                                                         9.6%
Financial                                                       18.6%
Basic Materials                                                  2.7%
Communications                                                  11.8%
Technology                                                      10.6%
Utilities                                                        2.6%
Diversified                                                      2.2%
Energy                                                           6.7%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. Morgan Enhanced Index Portfolio
                                                    For the year ended 12/31/01
Managed by J.P. Morgan Investment Management, Inc.

Letter to Policyholders (continued)

--------------------------------------------------------------------------------

               J.P. Morgan Enhanced Index Portfolio, managed by
          J.P. Morgan Investment Management, Inc., vs. S&P 500 Index
                            Growth Based on $10,000+

                                     [CHART]

                          JP Morgan
                           Enhanced
              S&P 500       Index
              ------        ------
5/96          10,000        10,000
6/96          10,297        10,237
9/96          10,615        10,488
12/96         11,499        11,434
3/97          11,808        11,722
6/97          13,869        13,862
9/97          14,908        14,901
12/97         15,336        15,236
3/98          17,475        17,514
6/98          18,052        18,190
9/98          16,256        16,399
12/98         19,718        20,159
3/99          20,700        20,838
6/99          22,160        22,729
9/99          20,777        21,167
12/99         23,868        23,714
3/00          24,415        24,173
6/00          23,768        23,203
9/00          23,540        22,678
12/00         21,699        20,976
3/01          19,125        18,558
6/01          20,244        19,891
9/01          17,272        16,724
12/01         19,119        18,579

    ------------------------------------------------------------------
                                    Average Annual Return/3/
                                (for the period ended 12/31/2001)
    -----------------------------------------------------------------
                             1 Year  3 Year 5 Year Since Inception/7/
    -----------------------------------------------------------------
--  J.P. Morgan Enhanced     -11.42% -2.68% 10.20%      11.53%
    Index Portfolio--Class A
    Class B                       --     --     --       1.21%
    -----------------------------------------------------------------
- - S&P 500 Index/1/         -11.89% -1.02% 10.70%      12.12%
    -----------------------------------------------------------------

+ The chart reflects the performance of Class A shares of the portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/The NASDAQ Composite Index is a market-value weighted index of all common stocks listed on NASDAQ.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/4/The Russell 2000 Index is an unmanaged index and measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $530 million; the median market capitalization was approximately $410 million. The largest company in the index had an approximate market capitalization of $1.4 billion. The Index does not include fees or expenses and is not available for direct investment.

/5/The Rus sell 1000 Growth Index is an unmanaged index and measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/6/The Russell 1000 Value Index is an unmanaged index and measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

/7/Inception of Class A shares is 5/1/96. Inception of Class B shares is 4/3/01. Index returns are based on an inception date of 5/1/96.

Past performance does not guarantee future results. The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. Morgan International Equity Portfolio
                                                    For the year ended 12/31/01
Managed by J.P. Morgan Investment Management, Inc.

Letter to Policyholders

--------------------------------------------------------------------------------


The J.P. Morgan International Equity Portfolio Class A shares returned -20.34% for the year ended December 31, 2001. The MSCI EAFE Index/1/ returned -22.61% during this time period.

Market Overview
The first half of the year was dominated by evidence suggesting that markets were in the clutches of a global slowdown. In the early part of the period, the force of this slowdown was seen mainly in the U.S. economy, with investors growing more concerned about a possible recession. However, by the end of the half the slowing pace of growth had spread to all corners of the globe, including Europe and Japan.

Most major Central Banks responded to the slowdown by cutting interest rates. The European Central Bank ("ECB") was slower to take an easing bias primarily because both the money supply growth rate and inflation rate in the region remained above target numbers. Elsewhere, the Bank of Japan moved to a zero-interest rate policy.

The start of the second half saw some significant falls in equity markets worldwide, reflecting increasing concern regarding the state of the global economy. Despite continued cuts in interest rates from most of the central banks, the weakness continued in a synchronized manner. The global slowdown apparent through August was only compounded by the tragic events of September 11th.

In the fourth quarter, global equity markets rebounded from September lows. Continued cuts in interest rates along with a sharp lift in available liquidity in virtually all major economies helped to boost sentiment and encourage investors back into the markets.

Portfolio Performance
For the annual period ended December 31, 2001, the portfolio outperformed the benchmark by 227 bps. Stock selections within the bank and other basic industry sectors were positive contributors to performance during the year, while selections within the retail and transport services & trade sectors detracted. Specifically, being underweight in stocks such as NTT, France Telecom, Nokia, Alcatel, and Deutsche Telecom helped performance. An overweight in Rohm also contributed positively to performance. Being overweight in stocks such as NTT Docomo, Zurich Financial Services, Reuters, Fujitsu, and Colt Telecom negatively affected performance.

Outlook and Strategy
Investors are waiting to see whether the consequent increase in unemployment as a result of ongoing corporate restructuring will undermine consumer confidence, which has been fairly resilient in light of the slowdown. Japan faces a crucial year, as longer-term structural problems are major stumbling blocks to achieving self-sustaining economic growth. Although prospects for the Japanese economy as a whole remain weak, we continue to find opportunities to add value in individual holdings. Within Continental Europe, valuations are low relative to the U.S. and the economy does not have the same major imbalances seen in the U.S. Growth is weak but we expect the ECB to cut rates further over the course of the first half of 2002. The UK economic environment remains relatively buoyant supported by a strong consumer. This is a direct consequence of the supportive monetary policy of the Bank of England, which aims to boost household spending in the face of a weak global economy.

Nigel F. Emmett
Paul Quinsee
Portfolio Managers
J.P. Morgan Investment Management, Inc.

Top Ten Holdings by Market Value
As of 12/31/01

                                                     Percent of
                Description                          Net Assets
                -----------------------------------------------
                Vodafone Group Plc                     4.23%
                -----------------------------------------------
                TotalFinaElf S.A.                      3.10%
                -----------------------------------------------
                GlaxoSmithKline Plc                    2.84%
                -----------------------------------------------
                UBS AG                                 2.67%
                -----------------------------------------------
                Royal Bank of Scotland Group Plc       2.15%
                -----------------------------------------------
                BP Plc                                 2.01%
                -----------------------------------------------
                UniCredito Italiano SpA                1.98%
                -----------------------------------------------
                Banco Bilbao Vizcaya Argentaria S.A.   1.89%
                -----------------------------------------------
                Iberdrola S.A.                         1.84%
                -----------------------------------------------
                BNP Paribas S.A.                       1.79%
                -----------------------------------------------

--------------------------------------------------------------------------------
Country Allocation (% of portfolio market value)
As of 12/31/01
                                     [CHART]


                      J.P. Morgan International
                          Equity Portfolio
                      -------------------------
Australia                        4.4%
France                          17.9%
Germany                          6.5%
Italy                            3.1%
Japan                           17.8%
Netherlands                      5.9%
Spain                            5.3%
Switzerland                      5.8%
United Kingdom                  24.7%
Other                            8.6%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. Morgan International Equity Portfolio
                                                    For the year ended 12/31/01
Managed by J.P. Morgan Investment Management, Inc.

Letter to Policyholders (continued)

--------------------------------------------------------------------------------


            J.P. Morgan International Equity Portfolio, managed by
         J.P. Morgan Investment Management, Inc., vs. MSCI EAFE Index
                            Growth Based on $10,000+


                                     [CHART]


               MSCI EAFE     Fund
                --------    -------
  5/1/1996       $10,000    $10,000
 6/30/1996         9,865     10,172
 9/30/1996         9,852     10,211
12/31/1996        10,009     10,843
 3/31/1997         9,852     11,031
 6/30/1997        11,130     12,002
 9/30/1997        11,053     12,089
12/31/1997        10,187     11,490
 3/31/1998        11,686     12,913
 6/30/1998        11,810     13,188
 9/30/1998        10,131     11,007
12/31/1998        12,225     13,107
 3/31/1999        12,394     13,372
 6/30/1999        12,709     13,851
 9/30/1999        13,267     14,230
12/31/1999        15,521     16,845
 3/31/2000        15,512     17,084
 6/30/2000        14,905     16,158
 9/30/2000        13,709     14,745
12/31/2000        13,347     14,023
 3/31/2001        11,474     11,988
 6/30/2001        11,281     11,918
 9/30/2001         9,667     10,360
12/31/2001        10,329     11,171


    ----------------------------------------------------------------------------
                                              Average Annual Return/2/
                                           (for the period ended 12/31/01)
    ---------------------------------------------------------------------------
                                       1 Year  3 Year 5 Year Since Inception/3/
    ---------------------------------------------------------------------------
 -- J.P. Morgan International
    Equity Portfolio--Class A          -20.34% -5.19% 0.60%        1.97%
             Class B                        --     --    --       -6.49%
    ---------------------------------------------------------------------------
- - MSCI EAFE Index/1/                 -22.61% -5.46% 0.63%        0.57%
    ---------------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE Index) is an unmanaged index and is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. The index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/3/Inception of the Class A shares is 5/1/96. Inception of the Class B shares is 4/3/01. Index returns are based on an inception date of 5/1/96.

Past performance does not guarantee future results. The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio
                                                    For the year ended 12/31/01
Managed by Lord, Abbett & Co.

Letter to Policyholders

--------------------------------------------------------------------------------



To boost a rapidly slowing U.S. economy, the Federal Reserve Board aggressively cut short-term interest rates throughout the year, bringing the federal funds target down from 6 percent to 13/4 percent by year-end, its lowest level in forty years. Confidence in the credit markets lifted, reflecting investors' expectations that the capital markets would be more accommodating to corporate borrowers. The first few months of 2001 saw a sharp reversal of money flows back into debt markets of a relatively riskier sort, including high-yield corporate bonds. The high-yield rally weakened later on as the economy continued to weaken and investor concerns about corporate defaults increased and risk aversion grew. The extraordinary and tragic events of September 11 increased the flight to high-quality, low-risk investment opportunities such as money-market funds, Treasuries and agency securities; yields on short-term securities fell sharply. By year-end some investors were venturing back into corporate bonds, including high-yield bonds, generating a year-end rally in that market.

The fiscal year began and ended with a rally in the high-yield bond market; price appreciation was particularly strong in bonds issued by mid-cap companies. Your portfolio's positive performance reflected those rallies as well as our shift in focus away from fiber optics in the telecommunications sector to wireless or cellular phone companies, where consumer demand kept business brisk and profitable. In the second half of the year, we increased your portfolio's exposure to investment-grade corporate debt where we identified good companies with the potential for additional credit improvement. Among your portfolio's holdings in this area were bonds issued by companies in the food, automotive, utility, media and advertising sectors. Also adding to performance later in the year were your portfolio's holdings in high-yield corporate bonds, which enjoyed a strong rally in November as investors moved out of "safe-havens" in search of higher yield. Bonds purchased in this category included those of companies in the waste management, consumer products, healthcare and chemical sectors.

Opportunities in the convertible bond market were fewer. The convertible market at large suffered for much of the year, detracting from your portfolio's performance. Even so, through careful credit selection, we were able to identify value in the bonds of some firms, including software and cable companies, beaten down in the unfavorable market environment of September and October. We reduced your portfolio's exposure to convertibles at fiscal year-end, increasing, instead, your portfolio's holdings in mortgage-related securities and agency securities.

We look forward to a modest economic recovery beginning in the first half of 2002 and believe the Fed is nearing the end of its interest rate easing cycle. We do not concur, however, with those who expect the Fed to suddenly reverse its stance and push rates higher. Instead, we anticipate that the Fed will resume its historically gradualist approach, raising rates only when the results of its economic stimulus efforts are apparent. If we are correct, interest rates should remain low for much of 2002, although not returning to the historic lows experienced during the height of the flight to quality moves in late October. Although corporate profitability is likely to improve in 2002--a positive catalyst for stocks as well as convertible bond prices--we are less certain of the timing of that turnaround.

Given this outlook, even though Treasury yields have risen a bit from their lows of the year, we do not expect an appreciable improvement in yields in that sector in 2002 and will maintain the portfolio's current minimal exposure. We will maintain, and possibly reduce, the portfolio's holdings in investment-grade bonds--already at relatively high historical levels for the portfolio--and will increase exposure to high-yield bonds, where prices are expected to rise as the economy improves. Finally, we will also add a few more convertible bonds where appropriate, even as we remain mindful of the potential volatility on the equity side of these investments.

Christopher J. Towle
Portfolio Manager
Lord, Abbett & Co.
Top Ten Holdings by Market Value
As of 12/31/01

                                                                      Percent of
          Description                                       Net Assets
          ------------------------------------------------------------
          Federal National Mortgage Assoc.                     4.25%
          ------------------------------------------------------------
          Federal Home Loan Mortgage Corp. (5.50%, 7/15/06)    1.66%
          ------------------------------------------------------------
          TeleCorp PCS, Inc.                                   1.25%
          ------------------------------------------------------------
          Nextel Communications, Inc. (9.50%, 2/01/11)         1.20%
          ------------------------------------------------------------
          Harrah's Operation Co., Inc.                         0.93%
          ------------------------------------------------------------
          Ackerley Group, Inc. (The)                           0.86%
          ------------------------------------------------------------
          Lamar Media Corp.                                    0.85%
          ------------------------------------------------------------
          Mohegan Tribal Gaming Authority                      0.84%
          ------------------------------------------------------------
          R.H. Donnelly Corp.                                  0.84%
          ------------------------------------------------------------
          Raytheon Co.                                         0.83%
          ------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio Composition (% of portfolio market value)
As of 12/31/01
                                     [CHART]


Corporate Bonds                                            84.1%
U.S. Government Agency                                      6.7%
International Bonds & Debt                                  5.5%
Equity Securities                                           3.7%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio
                                                    For the year ended 12/31/01
Managed by Lord, Abbett & Co.

Letter to Policyholders (continued)

--------------------------------------------------------------------------------


               Lord Abbett Bond Debenture Portfolio, managed by
                    Lord, Abbett & Co., vs. Indices 2 and 3
                            Growth Based on $10,000+

                                     [CHART]



           Lord Abbett          Lehman            Credit Suisse
              Bond             Brothers            First Boston
            Debenture          Aggregate            High Yield
            Portfolio         Bond Index/2/          Index/4/
           ----------        --------------        -----------
  5/1/1996   $10,000            $10,000              $10,000
 6/30/1996    10,201             10,123               10,103
 9/30/1996    10,790             10,311               10,482
12/31/1996    11,288             10,623               10,945
 3/31/1997    11,432             10,567               11,106
 6/30/1997    12,147             10,948               11,585
 9/30/1997    12,778             11,311               12,130
12/31/1997    13,052             11,645               12,326
 3/31/1998    13,709             11,833               12,697
 6/30/1998    13,791             12,106               12,857
 9/30/1998    13,197             12,608               12,067
12/31/1998    13,869             12,660               12,397
 3/31/1999    14,082             12,602               12,601
 6/30/1999    14,004             12,486               12,747
 9/30/1999    13,812             12,576               12,543
12/31/1999    14,341             12,556               12,804
 3/31/2000    14,479             12,831               12,639
 6/30/2000    14,551             13,054               12,695
 9/30/2000    15,871             13,451               12,782
12/31/2000    14,465             14,016               12,135
 3/31/2001    14,859             14,442               12,733
 6/30/2001    14,782             14,522               12,654
 9/30/2001    14,180             15,192               12,151
12/31/2001    15,010             15,200               12,837





    -------------------------------------------------------------------
                                      Average Annual Return/1/
                                  (for the period ended 12/31/01)
    -------------------------------------------------------------------
                               1 Year 3 Year 5 Year Since Inception/4/
    ------------------------------------------------------------------
--  Lord Abbett Bond Debenture 3.76%  2.67%  5.86%        7.42%
    Portfolio--Class A
    Class B                       --     --     --        1.17%
    ------------------------------------------------------------------
--  Lehman Brothers Aggregate  8.45%  6.28%  7.43%        7.67%
    Bond Index/2/
    ------------------------------------------------------------------
- - Credit Suisse First Boston 5.79%  1.17%  3.25%        4.51%
    High Yield Index/3/
    ------------------------------------------------------------------

+ The chart reflects the performance of Class A shares of the portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/2/The Lehman Brothers Aggregate Bond Index is a broad measure of the performance of the taxable bonds in the U.S. market, with maturities of at least one year.

/3/The Credit Suisse First Boston High Yield Index is representative of lower rated debt, including straight-preferred stocks.

/4/Inception of Class A shares is 5/1/96. Inception of Class B shares is 3/22/01. Index returns are based on an inception date of 5/1/96.

A NOTE ABOUT RISK: The Portfolio has the ability to invest up to 80% of total assets in debt securities, which may include high-yield debt securities. The risks of high-yield debt securities include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. In addition, the Portfolio may invest up to 10% of gross assets at market value in debt securities primarily traded in foreign countries. Foreign securities markets may not be subject to the same degree of regulation as U.S. markets and may be more volatile and less liquid than major U.S. markets. Foreign investments are subject to currency exposure. These and other risks are more fully described in the prospectus. There can be no assurance that the Portfolio will meet its investment objective.

Past performance does not guarantee future results. The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio
                                                    For the year ended 12/31/01
Managed by Lord, Abbett & Co.

Letter to Policyholders

--------------------------------------------------------------------------------



Portfolio Commentary/1/

2001 Annual Portfolio Review
Your portfolio's fiscal year began with a general decelerating of the economy in the beginning of 2001--capital spending dropped and earnings suffered. In the beginning of the new year, the Federal Reserve Board ("the Fed") began implementing a monetary stimulus policy, which accelerated after September 11, reducing the Fed Funds rate another 125 basis points, to a 40-year low of 1.75% by year-end. Counter-cyclical fiscal policies were also put in place to help fuel the economy--specifically, a federal tax cut earlier this year coupled with an increase in general government spending, some of which is related to the events of September 11. This strategy is the first time monetary and fiscal policy have been used together since the 1970s in a classic counter-cyclical manner.

As the year continued, the economy contracted with Gross Domestic Product turning negative, resulting in part from continued sluggish spending by consumers and corporations. However, the housing market, fueled by historically low interest rates and characterized by a rush of refinancing activity and stable new construction starts, continued to protect the economy from additional downside.

The U.S. economy was already showing signs of a downward trend before the events of September 11. Manufacturing activity slowed and August labor data showed an unemployment rate of 4.9%--the highest level since September 1997. Eventually, most believed rising unemployment would hurt consumer confidence and ultimately consumer spending, which had been the backbone of the economy for much of the year. The events of September 11 accelerated the economic slowdown many believe was already in progress.

A combination of being underweight the underperforming financial sector and picking the right stocks enabled your portfolio to pick up strong relative performance versus the benchmark during the year. Your portfolio does not own any bank stocks, and instead has concentrated its financial sector exposure in insurance stocks. The share prices of insurance stocks have surged in the aftermath of September 11 as investors have begun to anticipate higher pricing and improved profitability for the industry, benefiting your portfolio's performance.

Other positive factors for your portfolio were within the consumer discretionary sector, driven by our strong stock selection and overweighting relative to the benchmark. In addition, your portfolio benefited from an overweight position in the healthcare industry, although we have begun to reduce your exposure to this sector, as many companies have become fully valued. Your lack of exposure in the telecom services sector also benefited your portfolio's relative performance as stock prices in this sector plummeted.

Your portfolio's relative performance was negatively impacted by its investments in the utility sector. We have viewed deregulation within the utility industry as a catalyst for positive value creation. Unfortunately, California's botched deregulatory effort combined with the dramatic collapse of Enron (which was not owned by your portfolio) has caused some to question the further progress of deregulation and its probable benefits. We believe this will be a short-lived setback, however, and have used the fallout from Enron's bankruptcy to add to our utility holdings.

While the broader stock market has displayed exceptional volatility this past year--a tendency which we expect to continue into the foreseeable future-- our investing style has delivered considerable calm in a surrounding storm. Going forward, we expect this trend to continue, as we remain focused on our objectives. While experts debate over the validity of a full economic recovery, our research team believes they can continue to find undervalued stocks in the mid-cap sector in any market environment.

Focusing on fundamental research and catalyst identification, we will continue to construct a portfolio for long-term investors--one that has the possibility to outperform consistently. Despite market volatility, we believe there are significant opportunities in the mid-cap sector, and by using our value-driven, research-intensive methodology, we will attempt to capture as many of them for our shareholders as possible.

Edward von der Linde
Portfolio Manager
Lord, Abbett & Co.

Top Ten Holdings by Market Value
As of 12/31/01

                                                Percent of
                             Description Net Assets
                      ------------------------------------
                      Boston Scientific Corp.     2.82%
                      ------------------------------------
                      Pactiv Corp.                2.81%
                      ------------------------------------
                      Snap-On, Inc.               2.76%
                      ------------------------------------
                      Dynegy, Inc.                2.62%
                      ------------------------------------
                      Health Net, Inc.            2.61%
                      ------------------------------------
                      ACE, Ltd.                   2.56%
                      ------------------------------------
                      Tommy Hilfiger Corp.        2.50%
                      ------------------------------------
                         Mylan Laboratories, Inc. 2.49%
                      ------------------------------------
                      Genuine Parts Co.           2.49%
                      ------------------------------------
                         XL Capital, Ltd.--Class A 2.47%
                      ------------------------------------

--------------------------------------------------------------------------------
Portfolio Sectors (% of portfolio market value)
As of 12/31/01

                                     [CHART]

                Lord Abbett Mid-Cap Value Portfolio
                -----------------------------------
Cyclical                        23.5%
Non-Cyclical                    16.7%
Basic Materials                 17.1%
Utility                         10.6%
Industrial                       6.3%
Financial                       15.7%
Energy                           8.6%
Technology                       1.5%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio
                                                    For the year ended 12/31/01
Managed by Lord, Abbett & Co.

Letter to Policyholders (continued)

--------------------------------------------------------------------------------


                Lord Abbett Mid-Cap Value Portfolio, managed by
                 Lord, Abbett & Co., vs. Russell Mid-Cap Index
                            Growth Based on $10,000+

                                     [CHART]


                 Lord Abbett                 S&P 400              Russell Mid
                Mid Cap Value             Mid-Cap/BARRA           Cap Growth
                  Portfolio              Value Index/2/            Index/4/
                   -------                   ---------              --------
 8/20/1997        $10,000                    $10,000                $10,000
 9/30/1997         10,440                     10,630                 10,440
12/31/1997         10,490                     11,204                 10,556
 3/31/1998         11,361                     12,306                 11,697
 6/30/1998         11,308                     11,797                 11,520
 9/30/1998          9,383                     10,169                  9,813
12/31/1998         10,606                     11,727                 11,623
 3/31/1999         10,125                     10,786                 11,568
 6/30/1999         11,829                     12,396                 12,824
 9/30/1999         10,940                     11,189                 11,723
12/31/1999         11,211                     12,004                 13,724
 3/31/2000         12,366                     12,756                 15,129
 6/30/2000         13,198                     12,417                 14,447
 9/30/2000         14,890                     14,037                 15,719
12/31/2000         17,139                     15,346                 15,155
 3/31/2001         16,703                     14,816                 13,565
 6/30/2001         17,659                     16,502                 14,858
 9/30/2001         16,267                     14,355                 12,204
12/31/2001         18,527                     16,441                 14,303




       ---------------------------------------------------------------------
                                               Average Annual Return/3/
                                            (for the period ended 12/31/01)
       ---------------------------------------------------------------------
                                            1 Year 3 Year Since Inception/5/
       ---------------------------------------------------------------------
    -- Lord Abbett Mid-Cap
       Value Portfolio--Class A              8.10% 20.43%       15.17%
                Class B                        --     --        11.33%
       ---------------------------------------------------------------------
    -- S&P 400 Mid-Cap/BARRA Value
        Index/2/                             7.14% 11.92%       11.90%/6/

       ---------------------------------------------------------------------
   - - Russell Mid Cap Index/4/             -5.62%  7.16%        8.53%

       ---------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The portfolio is actively managed and therefore, allocations are subject to change.

/2/The S&P 400 Mid-Cap/BARRA Value Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The blended index is constructed by selecting the stocks in each index with high price-to-book ratios. Indices cited are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/4/The Russell Mid Cap Index is an unmanaged index and measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. As of the latest reconstitution, the average market capitalization was approximately $4.0 billion; the median market capitalization was approximately $2.9 billion. The largest company in the index had an approximate market capitalization of $12 billion. The Index does not include fees or expenses and is not available for direct investment.

/5/Inception of the Class A shares is 8/20/97. Inception of the Class B shares is 4/3/01. The Russell Mid Cap Index returns are based on an inception date of 8/20/97.

/6/The S&P 400 Mid-Cap/BARRA Value Index returns are based on an inception date of 8/1/97.

A NOTE ABOUT RISK: The Portfolio may invest up to 10% of gross assets at market value in debt securities primarily traded in foreign countries. Foreign securities markets may not be subject to the same degree of regulation as U.S. markets and may be more volatile and less liquid than major U.S. markets. Foreign investments are subject to currency exposure. These and other risks are more fully described in the prospectus. There can be no assurance that the Portfolio will meet its investment objective.

Past performance does not guarantee future results. The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Lord Abbett Developing Growth Portfolio
                                                    For the year ended 12/31/01
Managed by Lord, Abbett & Co.

Letter to Policyholders

--------------------------------------------------------------------------------



Portfolio Commentary/1 /

2001 Annual Portfolio Review

During 2001, equity markets were characterized by a series of corrections and rebounds as the Internet Bubble continued to deflate. Although the fourth quarter was quite strong, most segments of the market were lower for the year as a whole. Small cap stocks and value names were the only pockets of strength. While the S&P 500 Index/5/ declined 11.9% for the year, the Russell 2000 Index/ 2/ rose 2.5%, and the Russell 2000 Value Index/6/ climbed 14%.

The fourth quarter's strong gains came as consumer confidence improved and the employment situation stabilized somewhat post September 11th. Not surprisingly, the sectors that rebounded most strongly in the 4th quarter were those that fell most sharply in the 3rd quarter.

Your portfolio's "conservative growth" stance helped performance during 2001, when the market rewarded earnings and stable growth. Contributing most to the portfolio's performance over this time was excellent stock selection in healthcare, and particularly our focus on healthcare services and avoidance of biotechnology. Your portfolio also benefited from both our underweighting of and stock selection within the technology sector.

Producer durables and consumer discretionary holdings were the main detractors from performance. Within producer durables, your portfolio was chiefly hurt by one telecommunications equipment holding that was affected by a sharp downturn in call center activity due to the slower economy. Within the consumer discretionary sector, several of your retail and business services holdings suffered notable, economy-related corrections.

Given the amount of both fiscal and monetary stimulus in the systems, we are increasingly optimistic that an economic recovery will be apparent by mid-2002, and will be led by the consumer. This prompts us to look for opportunities in cyclical names--particularly retailers and homebuilding. Healthcare continues to be an important area of emphasis for us, although we are managing valuations carefully in this sector. Your portfolio continues to be underweight in technology, as we don't believe the sector has fully completed its inventory correction. While we do not want your portfolio to be hugely underexposed at this segment of the market cycle, we also do not want to buy companies that will be unable to operate profitably or provide an adequate return to investors.

Stephen J. McGruder
Portfolio Manager
Lord, Abbett & Co.
Top Ten Holdings by Market Value
As of 12/31/01

                                                       Percent of
              Description                              Net Assets
              ---------------------------------------------------
              Timberland Co. (The)--Class A               2.08%
              ---------------------------------------------------
              Iron Mountain, Inc.                         1.66%
              ---------------------------------------------------
              Armor Holdings, Inc.                        1.61%
              ---------------------------------------------------
              Advanced Digital Information Corp.          1.55%
              ---------------------------------------------------
              Coherent, Inc.                              1.52%
              ---------------------------------------------------
              G & K Services, Inc.--Class A               1.47%
              ---------------------------------------------------
              TeleTech Holdings, Inc.                     1.41%
              ---------------------------------------------------
              Corporate Executive Board Co.               1.39%
              ---------------------------------------------------
              MSC Industrial Direct Co., Inc.--Class A    1.24%
              ---------------------------------------------------
              Stillwater Mining Co.                       1.22%
              ---------------------------------------------------

--------------------------------------------------------------------------------
Portfolio Sectors (% of portfolio market value)
As of 12/31/01

                                     [CHART]

                Lord Abbett Developing Growth Portfolio
                ---------------------------------------
Industrial                       8.8%
Cyclical                        18.2%
Financial                        4.5%
Non-Cyclical                    41.4%
Basic Materials                  1.8%
Communications                   5.4%
Technology                      12.8%
Energy                           7.1%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Lord Abbett Developing Growth Portfolio
                                                    For the year ended 12/31/01
Managed by Lord, Abbett & Co.

Letter to Policyholders (continued)

--------------------------------------------------------------------------------


              Lord Abbett Developing Growth Portfolio, managed by
                  Lord, Abbett & Co., vs. Russell 2000 Index
                            Growth Based on $10,000+

                                     [CHART]

                 Russell 2000 Index           Fund
                 ------------------          ------
8/97                  $10,000               $10,000
9/97                   10,730                11,190
12/97                  10,366                10,552
3/98                   11,436                11,732
6/98                   10,913                11,419
9/98                    8,702                 8,927
12/98                  10,134                11,248
3/99                    9,584                11,509
6/99                   11,071                13,020
9/99                   10,369                12,289
12/99                  12,298                14,901
3/00                   13,170                15,241
6/00                   12,673                13,146
9/00                   12,816                13,062
12/00                  11,938                12,089
3/01                   11,161                 9,987
6/01                   12,756                11,614
9/01                   10,104                 8,962
12/01                  12,235                11,266


    --------------------------------------------------------------------
                                           Average Annual Return/3/
                                        (for the period ended 12/31/01)
    --------------------------------------------------------------------
                                        1 Year 3 Year Since Inception/4/
    --------------------------------------------------------------------
--  Lord Abbett Developing
    Growth Portfolio--Class A           -6.82%  0.05%        2.77%
              Class B                      --     --        16.92%
    --------------------------------------------------------------------
- - Russell 2000 Index/2/                2.49%  6.48%        4.72%

    --------------------------------------------------------------------

+The chart reflects the performance of Class A shares of the portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share class.
/1/The portfolio is actively managed and subject to change. Sectors may include many industries. /2/The Russell 2000 Index is an unmanaged index and measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $530 million; the median market capitalization was approximately $410 million. The largest company in the index had an approximate market capitalization of $1.4 billion. The Index does not include fees or expenses and is not available for direct investment.
/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.
/4/Inception of the Class A shares is 8/20/97. Inception of the Class B shares is 4/3/01. Index returns are based on an inception date of 8/20/97. /5/The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.
/6/The Russell 2000 Value Index is an unmanaged index and measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

Past performance does not guarantee future results. The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Lord Abbett Growth Opportunities Portfolio
                                                    For the year ended 12/31/01
Managed by Lord, Abbett & Co.

Letter to Policyholders

--------------------------------------------------------------------------------



Portfolio Commentary/1/

2001 Annual Portfolio Review
In the beginning of the year, the Federal Reserve Board ("the Fed") began implementing a monetary stimulus policy, which accelerated after September 11, reducing the Fed Funds rate another 125 basis points, to a 40-year low of 1.75% by year-end. Counter-cyclical fiscal policies were also put in place to help fuel the economy--specifically, a federal tax cut earlier this year coupled with an increase in general government spending, some of which is related to the events of September 11. This strategy is the first time monetary and fiscal policy have been used together since the 1970s in a classic counter-cyclical manner.

In addition, the projected inflation rate (as measured using the Consumer Price Index) is an unusually low 2% for next year. Low inflation traditionally benefits the economy by preserving consumer purchasing power and helping businesses control costs, resulting in more efficient capital allocation decisions. While the current consumer confidence level is volatile as a result of the economic slowdown of 2001, leading indicators support a higher than expected confidence level moving into 2002. This upturn is usually a precursor to increased consumer spending and an expanding economy.

Although your portfolio returned negative performance for the year-to-date period, it outperformed relative to its growth benchmark. Over half of the sectors in the Russell Mid Cap Growth Index/2/ were down for the year. Solid stock selection and our decision to underweight the technology sector, due to weak fundamentals and high valuations, helped your relative returns for the year. While the Russell Mid Cap Growth Index was very heavily technology-weighted, your portfolio was underweight in technology. Due to ongoing concerns about high valuation levels and general uneasiness regarding overcapacity and earnings potential, your portfolio remained significantly underweight in the stocks of technology companies as the technology sector continued to bear the brunt of the market's correction.

Your portfolio benefited (and saw some of its most significant gains) from solid stock selection in the healthcare sector--particularly within the healthcare facilities and management services industries. The healthcare sector has historically been viewed as a potential "safe haven" in times of economic and political turmoil--even when fundamentals have not been strong. Also, your portfolio benefited greatly from our decision to invest in stocks of generic drug companies. We initiated this trend in early 1999, and the increasingly favorable state and federal legislative climate, along with a large number of drugs coming off patent into the generic market, has created an extremely positive investment environment.

Stock selection in materials & processing, producer durables and consumer discretionary sectors detracted from performance for the period. Rising costs, intense competition and cyclical weakness stifled some of your key consumer holdings. While many companies have taken steps to fix inventory surpluses and adjust for slower rates of growth, the general economic weakness and negative effect on consumer spending have taken their toll lately.

At the end of the third quarter 2001, we believed that stock prices would move higher from the levels seen after September 11. At that time, it was apparent that investors were too negative in their long-term outlook for the U.S. economy, creating a selling atmosphere that lowered valuations not seen since the last U.S. recession in 1990-91. This overreaction has been more than offset in the fourth quarter, as many stocks, especially technology and biotechnology companies, have appreciated very strongly. Towards the end of the year, the stock market rapidly shifted from a fear of a U.S. recession on corporate profit growth to a belief that 2002 and 2003 will be stronger economically and U.S. corporate profit growth will rebound sharply. We remain very bullish on the long term appeal of mid-cap growth stocks, which tend to have much higher growth characteristics versus many well-known, yet slower growing larger companies.

Going forward, your portfolio will continue to emphasize selected healthcare service providers and retailers that have been stellar performers for your portfolio. We remain excited about the long-term opportunities of your portfolio's holdings and their opportunity to grow and gain market share. We believe that these companies will be the future leaders of U.S. economic growth.

Kevin P. Ferguson
Steven J. McGruder
Frederic D. Ohr
Portfolio Managers
Lord, Abbett & Co.

Top Ten Holdings by Market Value
As of 12/31/01

                                                        Percent of
             Description                                Net Assets
             -----------------------------------------------------
             Caremark Rx, Inc.                             2.47%
             -----------------------------------------------------
             Laboratory Corporation of America Holdings    2.17%
             -----------------------------------------------------
             AmerisourceBergen Corp.                       2.11%
             -----------------------------------------------------
             Michaels Stores, Inc.                         2.06%
             -----------------------------------------------------
             HCC Insurance Holdings, Inc.                  1.93%
             -----------------------------------------------------
             Pier 1 Imports, Inc.                          1.87%
             -----------------------------------------------------
             Anthem, Inc.                                  1.86%
             -----------------------------------------------------
             CBRL Group, Inc.                              1.84%
             -----------------------------------------------------
             Kinder Morgan, Inc.                           1.68%
             -----------------------------------------------------
             Barr Laboratories, Inc.                       1.62%
             -----------------------------------------------------

--------------------------------------------------------------------------------
Portfolio Sectors (% of portfolio market value)
As of 12/31/01
                                     [CHART]

                Lord Abbett Growth Opportunities Portfolio
                ------------------------------------------
Communications                  13.2%
Financial                       13.6%
Non-Cyclical                    44.1%
Technology                      16.9%
Utility                          5.3%
Energy                           6.9%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Lord Abbett Growth Opportunities Portfolio
                                                    For the year ended 12/31/01
Managed by Lord, Abbett & Co.

Letter to Policyholders (continued)

--------------------------------------------------------------------------------


            Lord Abbett Growth Opportunities Portfolio, managed by
                    Lord, Abbett & Co., vs. Indices 2, 4, 5
                            Growth Based on $10,000+
                                     [CHART]

         Lord Abbett
           Growth       Russell Mid   Russell
        Opportunities    Cap Growth   Mid Cap    S&P Mid Cap
          Portfolio        Index       Index      400 Index
            ------         ------      ------      ------
2/01       $10,000        $10,000     $10,000     $10,000
3/01         9,650          7,729       9,003       8,728
6/01        10,073          8,980       9,861       9,877
9/01         8,058          6,483       8,100       8,240
12/01        9,342          8,238       9,493       9,772



             -----------------------------------------------------------
                                                    Cumulative Return/3/
                                                      (for the period
                                                      ended 12/31/01)
             -----------------------------------------------------------
                                                    Since Inception/6/
             -----------------------------------------------------------
             Lord Abbett Growth Opportunities
             Portfolio--Class A                            -6.58%
        --         Class B                                -10.70%
             -----------------------------------------------------------
        - -  Russell Mid Cap Growth Index/2/              -17.63%
             -----------------------------------------------------------
        --   Russell Mid Cap Index/4/                      -5.07%
             -----------------------------------------------------------
        ---- S&P 400 Mid Cap Index/5/                      -2.78%
             -----------------------------------------------------------

+The chart reflects the performance of Class B shares of the portfolio. The performance of Class B shares will differ from that of the Class A shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The portfolio is actively managed and subject to change. Sectors may include many industries.

/2/The Russell Mid Cap Growth Index is an unmanaged index and measures the performance of those Russell Mid Cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth index. The Index does not include fees or expenses and is not available for direct investment.

/3/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/4/The Russell Mid Cap Index is an unmanaged index and measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. As of the latest reconstitution, the average market capitalization was approximately $4.0 billion; the median market capitalization was approximately $2.9 billion. The largest company in the index had an approximate market capitalization of $12 billion. The Index does not include fees or expenses and is not available for direct investment.

/5/The S&P 400 Mid Cap Index consists of 400 domestic stocks of midsize companies in the U.S. market. The Index does not include fees and expenses and is not available for direct deposit.

/6/Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Index returns are based on an inception date of 2/12/01.

A NOTE ABOUT RISK: The Portfolio invests primarily in common stocks of mid-sized companies with market capitalizations between $1 billion and $10 billion, which tend to be more volatile and can be less liquid than other types of stocks. Also, mid-cap companies may have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. These factors can affect portfolio performance.

Past performance does not guarantee future results. The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio
                                                    For the year ended 12/31/01
Managed by Lord, Abbett & Co.

Letter to Policyholders

--------------------------------------------------------------------------------



Portfolio Commentary/1/
2001 Annual Portfolio Review
Your portfolio performed well for the year-to-date period relative to its value benchmark despite extreme market volatility throughout the year. The portfolio experienced a significant rebound in performance during the fourth quarter as the market began to gain back some of its post-September 11th losses. At this time, the portfolio benefited from its exposure to economically-sensitive sectors and stocks. In addition, the portfolio's cyclical strategy was rewarded throughout the year as the Federal Reserve lowered interest rates 11 times bringing the Fed Funds rate to a 40-year low of 1.75% by year-end.

Year-to-date performance was positively impacted by strong stock selection within the technology sector. Technology holdings in PeopleSoft, IBM, Xerox and Apple Computer added significant relative value. Several consumer discretionary stocks aided performance for the year-to-date. In particular, discount retailers such as Target and The TJX Cos. benefited from the economic slowdown at the expense of full priced stores. Strong stock selection within the utilities sector versus the S&P 500 Index helped the portfolio to offset the negative returns of this sector, thereby adding value over the Index. The portfolio's overweight in stronger performing sectors such as industrials and materials also contributed significantly to the outperformance of the Index.

Financial services stocks detracted from year-to-date performance, particularly Wells Fargo, Morgan Stanley Dean Witter and Mellon Financial. Insurance companies MetLife and ACE Ltd. also hurt performance for the year, largely as a result of September 11th. For the year-to-date period, healthcare stocks, specifically drug companies, detracted from the portfolio's performance. In particular, Pharmacia Corp. stock experienced declines after the safety of the company's popular arthritis drug Celebrex was called into question.

During the fourth quarter, the stock market regained the ground lost after the events of September 11. Similar to the third quarter, however, the fourth quarter is likely to register negative economic growth, resulting in part, from continued sluggish spending by consumers and corporations. However, the housing market, fueled by historically low interest rates and characterized by a rush of refinancing activity and stable new construction starts, continues to protect the economy from additional downside. While over the short-term we expect some market volatility stemming from the current economic slowdown, as U.S. corporate profits improve and current monetary and fiscal stimuli fully permeate, we expect the economy to experience a recovery by the first half of the year.

In anticipation of an economic recovery in 2002, we continued to increase exposure to economically sensitive sectors such as basic industry, consumer cyclicals and technology, which we expect to benefit from the rebound. We subsequently reduced our holdings within more defensive sectors, such as consumer non-cyclicals and energy. As always, we will remain research-intensive, as we look for undervalued securities in this market. We continue to believe the opportunities for a long-term investor are excellent.

W. Thomas Hudson Jr.
Portfolio Manager
Lord, Abbett & Co.
Top Ten Holdings by Market Value
As of 12/31/01

                                                    Percent of
                 Description                        Net Assets
                 ---------------------------------------------
                 Exxon Mobil Corp.                     3.86%
                 ---------------------------------------------
                 Target Corp.                          2.53%
                 ---------------------------------------------
                 American International Group, Inc.    2.25%
                 ---------------------------------------------
                 Mellon Financial Corp.                2.13%
                 ---------------------------------------------
                 PepsiCo, Inc.                         2.13%
                 ---------------------------------------------
                 Schering-Plough Corp.                 2.10%
                 ---------------------------------------------
                 Waste Management, Inc.                1.96%
                 ---------------------------------------------
                 Viacom, Inc.                          1.95%
                 ---------------------------------------------
                 Deere & Co.                           1.91%
                 ---------------------------------------------
                 Citigroup                             1.88%
                 ---------------------------------------------

--------------------------------------------------------------------------------
Portfolio Sectors (% of portfolio market value)
As of 12/31/01

                                     [CHART]

                Lord Abbett Growth & Income Portfolio
                -------------------------------------
Industrial                      17.0%
Cyclical                        16.4%
Financials                      16.3%
Non-Cyclical                    10.9%
Basic Materials                  8.0%
Communications                  13.2%
Technology                       7.3%
Utilities                        3.6%
Energy                           7.3%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio
                                                    For the year ended 12/31/01
Managed by Lord, Abbett & Co.

Letter to Policyholders (continued)

--------------------------------------------------------------------------------


               Lord Abbett Growth & Income Portfolio, managed by
                      Lord, Abbett & Co., vs. S&P 500 Index
                            Growth Based on $10,000+

                                     [CHART]


                 S&P 500               Fund
                 -------             -------
12/89            $10,000             $10,000
3/90               9,699              10,160
6/90              10,308              10,510
9/90               8,893               9,350
12/90              9,689              10,291
3/91              11,094              11,504
6/91              11,067              11,504
9/91              11,658              12,115
12/91             12,634              13,074
3/92              12,315              13,434
6/92              12,549              13,772
9/92              12,945              14,099
12/92             13,594              15,106
3/93              14,187              16,066
6/93              14,255              16,288
9/93              14,623              16,941
12/93             14,962              17,344
3/94              14,395              16,738
6/94              14,456              17,067
9/94              15,161              18,017
12/94             15,158              17,826
3/95              16,633              19,579
6/95              18,218              20,939
9/95              19,665              22,103
12/95             20,848              23,141
3/96              21,968              24,356
6/96              22,952              24,766
9/96              23,661              25,707
12/96             25,632              27,642
3/97              26,322              28,259
6/97              30,912              32,252
9/97              33,228              34,443
12/97             34,181              34,441
3/98              38,946              38,060
6/98              40,321              37,866
9/98              36,228              33,223
12/98             43,945              38,879
3/99              46,134              39,990
6/99              49,386              44,584
9/99              46,304              41,026
12/99             53,194              45,316
3/00              54,412              45,130
6/00              52,971              44,336
9/00              52,462              47,921
12/00             48,360              51,971
3/2001            42,624              47,127
6/2001            45,118              49,814
9/2001            38,494              42,989
12/2001           42,609              48,991



           --------------------------------------------------------------
                                        Average Annual Return/3/
                                    (for the period ending 12/31/01)
           --------------------------------------------------------------
                                  1      3      5      10       Since
                                 Year   Year   Year   Year   Inception/4/
           --------------------------------------------------------------
        -- Lord Abbett Growth &
            Income Portfolio--
            Class A              -5.77%  8.00% 12.12% 14.12%    14.08%
           Class B                  --     --     --     --      6.96%
           --------------------------------------------------------------
       - - S&P 500 Index/2/     -11.89% -1.02% 10.70% 12.93%    10.48%

           --------------------------------------------------------------

+The chart reflects the performance of Class A shares of the portfolio. The performance of Class A shares will differ from that of the Class B shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The portfolio is actively managed and subject to change. Sectors may include many industries.

/2/The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighed index with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/4/Inception of the Class A shares is 12/11/89. Returns shown for the Class A shares are the historical returns of the Lord Abbett Growth & Income Portfolio of Cova Series Trust (from January 8, 1999 through December 31, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). Inception of the Class B shares is 3/22/01. Index returns are based on an inception date of 12/11/89.

A NOTE ABOUT RISK: The Portfolio may invest up to 10% of gross assets at market value in debt securities primarily traded in foreign countries. Foreign securities markets may not be subject to the same degree of regulation as U.S. markets and may be more volatile and less liquid than major U.S. markets. Foreign investments are subject to currency exposure. These and other risks are more fully described in the prospectus. There can be no assurance that the Portfolio will meet its investment objective.

Past performance does not guarantee future results. The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Janus Aggressive Growth Portfolio
                                                    For the year ended 12/31/01
Managed by Janus Capital Corporation

Letter to Policyholders

--------------------------------------------------------------------------------



Equity markets ended the year much as they began, with weak capital spending, dwindling corporate profits and sweeping job layoffs weighing on stocks across the board. A second-quarter rebound spurred by federal tax rebates, lower energy prices and stronger-than-expected consumer spending belied the fact that a number of companies, particularly those in the technology and telecommunications sector, continued to struggle. A glut of excess inventory further fueled a negative outlook for near-term profits.

In hindsight, signs the economy was weakening were underestimated by investors. By the third quarter, layoff announcements had become an almost daily occurrence, and economic output and consumer spending had begun to erode as a result. The terrorist attacks of September 11 only exacerbated the uncertainty plaguing the already-unsettled market. What had started as an orderly retreat quickly became a market rout.

Toward the end of the year, investors welcomed tentative signs that a recovery was under way and bid stocks higher. Although sluggish business investment and deteriorating corporate earnings ended the longest period of economic expansion in the U.S., some positive developments offered a glimmer of hope. Government data indicating that companies were working off inventories at a record pace suggested a need to rebuild stockpiles to meet renewed demand when the economy rebounds. Also encouraging were reports that durable goods orders, though not improving, had at least stabilized.

The Federal Reserve, meanwhile, provided another reason for optimism as it pursued its aggressive campaign to reverse the economy's slide by slashing rates 11 times during the period to a 40-year low of 1.75%. Although stocks advanced during the last three months of the year, these gains failed to offset earlier losses. As a result, all three major market measures ended the year in the red for the second straight year. Against this tumultuous backdrop, the portfolio declined, lagging its benchmark, the S&P 500 Index.

During the year, the secular growth stories of the increased use of technology to improve productivity, the build out of the telecommunications infrastructure to support Internet traffic, and the proliferation of wireless communications succumbed to the forces of economic contraction. As the economy cooled, corporations' excess capacity of information technology (IT) equipment became apparent. The spending freeze that began toward the end of 2000 continued as companies re-evaluated their IT needs and conserved capital. Consequently, leading communications and corporate networking-equipment maker Cisco Systems suffered from sluggish demand for new products. Fearing a lengthy period of sub-par growth from the company, we substantially cut our weighting in Cisco.

At the same time, even companies that experienced healthier demand were negatively impacted by the stagnant economy. Storage networking and management software manufacturer Veritas Software, for example, had to decrease its future growth expectations because of limited earnings visibility. Nevertheless, the September 11 tragedy illustrated to data-dependent businesses the importance of having that data readily available and easily accessible. As a result, many companies have reprioritized their technology budgets and turned to Veritas to help them evaluate their disaster recovery plans and create new storage solutions. As 2002 budgets are implemented, we believe the company will benefit from renewed demand for its products. As such, we are maintaining our position in Veritas.

Like their corporate brethren, the telecommunications service providers reined in their capital spending budgets as tight high-yield and equity markets made capital precious. For instance, Juniper Networks, a leading provider of Internet protocol infrastructure systems, met reduced earnings estimates by managing expenses superbly, but it became clear that future demand for long distance communications networks would not be as robust as we predicted. We therefore opted to liquidate our position in Juniper.

Elsewhere, although new subscriber additions continued to be relatively healthy, wireless communications companies also struggled during the period. Cellular handset demand slowed as new features were insufficient to spur replacement demand. As subscriber networks matured, cellular service providers decreased base station deployment and postponed plans to roll out new third-generation services. Shrinking infrastructure orders and aggressive phone pricing by competitors hampered Nokia, the leading cellular phone manufacturer. Fearing a prolonged slowdown in cellular trends, we eliminated Nokia from the portfolio.

Although not readily apparent in the portfolio's aggregate return, we did identify investments that outperformed the market, predominantly in businesses that were less impacted by the cooling economy. Demand for healthcare services grew as the aging baby boom generation boosted its spending on health-related items. Our position in Tenet Healthcare, the second largest hospital group, benefitted from increasing utilization and strong pricing of its specialized medical services, such as cardiology and orthopedics. And even in the rocky technology landscape, NVIDIA Corporation, the leading graphics and multimedia chip supplier, saw strong demand for its products as it increased its penetration of desktop and mobile computers and entered the workstation and Apple markets. NVIDIA also began shipping a key component to the Microsoft Xbox for its winter launch.

Looking ahead, while the signs of a recovery remain faint, I am cautiously optimistic. The Federal Reserve's actions should eventually spur corporate spending. Lower energy prices, additional tax cuts and increased government spending should also bolster the economy. Furthermore, we are beginning to see a glimmer of inventory stabilization, which will eventually lead to more normal ordering patterns. Accordingly, I remain committed to finding world-class investments with solid future prospects that will benefit from the eventual economic recovery while they continue to navigate their businesses through the current difficult times.

Thank you for your investment with Janus Institutional.

Sincerely,

Claire Young
Portfolio Manager
Janus Capital Corporation

Top Ten Holdings by Market Value
As of 12/31/01

                                                   Percent of
                   Description                     Net Assets
                   ------------------------------------------
                   NVIDIA Corp.                       4.35%
                   ------------------------------------------
                   Veritas Software Corp.             3.56%
                   ------------------------------------------
                   Citigroup, Inc.                    3.51%
                   ------------------------------------------
                   Maxim Integrated Products, Inc.    3.48%
                   ------------------------------------------
                   Goldman Sachs Group, Inc. (The)    3.44%
                   ------------------------------------------
                   Walgreen Co.                       2.65%
                   ------------------------------------------
                   Pfizer, Inc.                       2.41%
                   ------------------------------------------
                   Tiffany & Co.                      2.32%
                   ------------------------------------------
                   MGM Mirage, Inc.                   2.24%
                   ------------------------------------------
                   Safeway,Inc.                       2.14%
                   ------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Janus Aggressive Growth Portfolio
                                                    For the year ended 12/31/01
Managed by Janus Capital Corporation

Letter to Policyholders (continued)

--------------------------------------------------------------------------------


                 Janus Aggressive Growth Portfolio, managed by
                 Janus Capital Corporation, vs. S&P 500 Index
                           Growth Based on $10,000/4/

Janus Aggressive Growth Portfolio
----------------------------------------------------------------
                                            Cumulative Return/2/
----------------------------------------------------------------
                                             Since Inception/4/
----------------------------------------------------------------
Janus Aggressive Growth Portfolio--Class B        (26.00%)
S&P 500 Index                                    (12.66%)/3/
----------------------------------------------------------------

                                     [CHART]


          S&P 500       Fund
        -----------   --------
 2/01     $10,000     $10,000
 3/01       8,737       7,990
 6/01       9,248       8,300
 9/01       7,890       6,220
12/01       8,734       7,400

--------------------------------------------------------------------------------
Portfolio Sectors (% of portfolio market value)
As of 12/31/01

                                     [CHART]

                Janus Aggressive Growth Portfolio
                ---------------------------------
Industrial                      16.8%
Cyclical                        19.7%
Financial                       18.7%
Non-Cyclical                    19.6%
Communications                  11.5%
Technology                       9.4%
Energy                           4.3%

          ---------------------------------------------------------------
                                                     Cumulative Return/2/
                                                       (for the period
                                                       ended 12/31/01)
          ---------------------------------------------------------------
                                                     Since Inception/4/
          ---------------------------------------------------------------
      --  Janus Aggressive Growth Portfolio--Class B       -26.00%
          ---------------------------------------------------------------
      - - S&P 500 Index/1/                                  -6.36%/3/
          ---------------------------------------------------------------

/1/The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.
/2/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.
/3/The S&P 500 Index return is based on an inception date of 2/28/01.
/4/ Inception of Class B shares is 2/12/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio
                                                    For the year ended 12/31/01
Managed by Massachusetts Financial Services Company

Letter to Policyholders

--------------------------------------------------------------------------------


For the period ended December 31, 2001, the Class B shares of the portfolio provided a total return of -16.60%. These returns, which include the reinvestment of any distributions, compare to a return over the same period of -17.62% for the portfolio benchmark, the Russell Mid Cap Growth Index/1/ (the Russell Index). The Russell Index measures the performance of those Russell Mid Cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index./4/ The sharp slowdown in the U.S. economy that began in the spring of 2000 continued through most of the period, with a majority of companies reporting reduced earnings compared to the same period a year earlier. Most market sectors suffered double-digit losses, and the losses were greatest in sectors that historically have held the greatest opportunities for growth investors--such as technology and telecommunications. Although the overall market rallied in the last quarter of 2001 from its post-September 11 lows, we think that even amid the rally the market continued to be short-sighted--judging companies largely on what might happen over the next quarter or two.

It seemed to us that investors were giving little value to what we believe characterizes a good mid-cap growth company: high market share in a rapidly-growing industry. In our experience, these qualities--market share and growth--have been strong drivers of stock prices over the long term, and a market that temporarily undervalues those qualities presents opportunities for long-term investors.

Amid this challenging environment, some areas where we had strong concentrations did not perform as well as we had hoped, and some areas in which we were underweight did relatively well. Our large technology weighting hurt performance for much of the period, but most of those holdings came back strongly in the fourth-quarter rally. Although most of our health care holdings performed well, we were underweight in this sector, and it outperformed for most of the year. Retail was another area that did well over the short term. However, we were underweight in the sector because we believed that consumer spending would likely decline in an economy that, according to the National Bureau of Economic Research, has been in a recession since last March.

As of the end of the period, we think the big question in investors' minds was whether or not the rally we saw at the end of 2001 would be sustainable. We would argue that massive government stimuli in the wake of September 11--including lower interest rates and increased federal spending--was in part responsible for the rally. We think government policy did a great job of averting what could have been a much harder shock to consumer spending, which accounts for two-thirds of the U.S. economy. Retail and automotive sales, in particular, were much better in the fourth quarter than anyone would have expected after September 11.

However, our view is that we may have borrowed from the future, in the sense that we haven't yet felt the full effect of rising unemployment and a slowing economy. So although we are cautiously optimistic about 2002, we think it will not be an easy year for the market. We think such an uncertain environment plays to our strength, which we believe is the quality of our in-house research. As of the end of the period, the portfolio was positioned in a number of areas that we feel have potential that is not yet recognized by the market.

For example, we believe VeriSign, our largest holding at year-end, provides a classic example of high market share in a rapidly-growing industry. According to our research, VeriSign is the dominant player in two areas: it rents domain names (such as "mfs.com") on the Internet, and it provides high-level security software for firms doing business on the Internet. The company has reported earnings growth in recent periods while most technology firms have reported losses, but its stock did not do well over 2001.

We think the market has undervalued Verisign because it doesn't fully understand the nature of the company's business. In our view, Verisign is different from a typical technology company in that both of its key products are basically licenses that pay continual income over time. We think the firm's earnings could continue to grow as its customer base expands.

Elsewhere in technology, we increased some positions during the market downturn immediately following September 11. We then saw most of our technology holdings perform well in the fourth-quarter 2001 rally, which appeared to favor technology stocks. Late in the period, we began to feel that expectation of strong future earnings had become priced into many of these stocks, and that valuations were becoming relatively high. We therefore began to take some profits and reduce our technology holdings.

In the energy area, our holdings at the beginning of the period were in two main areas: oil services companies and U.S. natural gas firms. Due to declining oil prices, we later sold most of our oil services stocks. However, the portfolio continued to own a large weighting in U.S. natural gas producers. We think the market has mispriced these stocks, based on the belief that gas demand will remain low due to the recession.

Our research indicates otherwise. There was virtually no increase in supply in 2001, and we believe the supply of gas is constrained and falling at a time when industries and utilities are increasing their demand. Large users who switched to alternate fuels last winter when gas prices spiked have switched back to gas due to lower prices. We think these factors will lead to a rise in natural gas prices that may benefit the stocks of gas producers.

A short-term factor working against us, however, is that so far the winter of 2001--2002 has been one of the warmest in recent memory. We think that has temporarily held back the demand for gas, but we still believe overall demand will exceed supply. We would also argue that, in the wake of September 11, government energy policy will favor increased reliance on domestic as opposed to imported energy sources, and that may also help natural gas stocks over the long term.

Two new areas of opportunity we added to the portfolio were selected retailers and satellite television broadcasters. As mentioned earlier, we avoided most retail stocks because we are not confident that consumer spending can remain as strong as it has been, in the face of increased unemployment. However, we did invest in two retailers that we view as "second chance" opportunities: companies whose stock prices have stumbled but that we believe still have the potential to be leaders in their businesses.

CVS, a national drug store chain, saw its stock get crushed as a result of some mistakes that we think were short-term. We bought into the stock after its fall because we believe the firm is one of only two or three key players in its business. We think the company could benefit from a trend of consolidation in the drug store business, and from increased demand for prescription drugs by an aging population. Similarly, we bought stock in Kroger, a supermarket chain, when its earnings stumbled late in the year. Our research led us to have confidence in the company over the long term, and we feel that food sales may be less sensitive to a consumer downturn than most other areas of retail.

In the satellite television area, we own stock in the two main players in the industry: EchoStar Communications and DIRECTV. (The latter stock is actually General Motors Class H stock, the Hughes Electronics unit of GM.) As of the end of the period, EchoStar was trying to acquire DIRECTV; we felt the combination could represent a formidable competitor to the cable industry. In the event that the government fails to approve the merger or the acquisition fails for other reasons, we still believe EchoStar is an attractive, well-run company, and that DIRECTV may be a good acquisition for another firm.

Respectfully,

Mark Regan
David E. Sette-Ducati
Portfolio Managers
Massachusetts Financial Services Company

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio
                                                    For the year ended 12/31/01
Managed by Massachusetts Financial Services Company

Letter to Policyholders (continued)

--------------------------------------------------------------------------------


                   MFS Mid Cap Growth Portfolio, managed by
  Massachusetts Financial Services Company, vs. Russell Mid Cap Growth Index
                            Growth Based on $10,000+
                                     [CHART]

          Russell Mid     MFS Mid
          Cap Growth    Cap Growth
            -------       -------
 2/01       $10,000       $10,000
 3/01         7,729         7,950
 6/01         8,980         9,500
 9/01         6,483         6,570
12/01         8,238         8,340


Top Ten Holdings by Market Value
As of 12/31/01

                                                      Percent of
               Description                            Net Assets
               -------------------------------------------------
               VeriSign, Inc.                            9.35%
               -------------------------------------------------
               Apache Corp.                              4.91%
               -------------------------------------------------
               EchoStar Communications Corp.--Class A    4.38%
               -------------------------------------------------
               EOG Resources, Inc.                       4.27%
               -------------------------------------------------
               Cytyc Corp.                               4.03%
               -------------------------------------------------
               Noble Drilling Corp.                      3.36%
               -------------------------------------------------
               General Motors Corp.                      2.74%
               -------------------------------------------------
               Devon Energy Corp.                        2.67%
               -------------------------------------------------
               Citrix Systems, Inc.                      2.65%
               -------------------------------------------------
               Genzyme Corp.                             2.48%
               -------------------------------------------------

--------------------------------------------------------------------------------
Portfolio Sectors (% of portfolio market value)
As of 12/31/01
                                     [CHART]

Technology      26.0%
Energy          20.5%
Non-Cyclical    20.7%
Communication   17.5%
Cyclical         2.9%
Financial        4.5%
Utility          0.2%
Industrial       5.4%
Basic Materials  2.3%

    ----------------------------------------------------------
                                          Cumulative Return/2/
                                            (for the period
                                            ended 12/31/01)
    ----------------------------------------------------------
                                          Since Inception/3/
    ----------------------------------------------------------
    MFS Mid Cap Growth Portfolio--Class A       -14.24%
--   Class B                                    -16.60%
     Class E                                     12.67%
    ----------------------------------------------------------
- - Russell Mid Cap Growth Index/1/             -17.62%
    ----------------------------------------------------------

+The chart reflects the performance of Class B shares of the portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Russell Mid Cap Growth Index is a market-capitalization-weighted total return index that measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The Russell mid-cap companies are the 800 smallest companies in the Russell 1000 Index, which measures the performance of the 1,000 largest U.S. companies based on total market capitalization.

/2/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/3/ Inception of Class A shares is 5/1/01. Inception of Class B shares is 2/12/01. Inception of Class E shares is 10/31/01. Index return is based on an inception date of 2/12/01.

/4/The Russell 1000 Growth Index is an unmanaged index and measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index does not include fees or expenses and is not available for direct investment.

Past performance does not guarantee future results. The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MFS Research International Portfolio
                                                    For the year ended 12/31/01
Managed by Massachusetts Financial Services Company

Letter to Policyholders

--------------------------------------------------------------------------------


For the period ended December 31, 2001, the Class B shares of the portfolio provided a total return of -15.14%. This return, which includes the reinvestment of any distributions but does not reflect any applicable contract or surrender charges, compares to a return of -19.39% over the period for the portfolio benchmark, the MSCI EAFE Index./1/

It was a difficult year for international equities as global economies were decelerating and reached recession levels. Economies, not just in the United States, but all around the world were decelerating and reached recession levels. This deceleration was largely the result of overcapacity in the technology and telecommunications sectors, following a period of above-average investments. These two sectors bore the brunt of the equity market downturn, and sharply underperformed the broader market indices as a result. This underperformance was compounded by the fact that both sectors had reached very high valuation levels at the onset of 2001.

While the year as a whole was difficult, it ended on a more positive note. Pre-September, we were experiencing a sustained and significant downturn, which was accelerated by the tragic events of September 11. Post-September, we started to see some hopes for recovery. The market rebounded in the last quarter of the year as investors appeared heartened by the continuing success of the war on terrorism and began to look past the economic sluggishness of 2001 to a stronger 2002. This caused the MSCI EAFE benchmark to rally 7% through the fourth quarter of 2001.

A significant reason that we have outperformed the indices in 2001 is because we were indeed quite defensive over the period. One defensive strategy that has helped the portfolio relative to the indices has been our increased investments in the health care and consumer staples sectors. We have been overweighted in the health care sector due to the anti-cyclical nature of most health care companies. We felt that these were defensive stocks with good earnings-growth potential and they did hold up well relative to our index. It was a similar story with our holdings in consumer staples where we found several names that offered visible, sustainable earnings at reasonable valuations.

The financial services sector, although the largest sector weighting in the portfolio, was underweighted relative to our benchmark. A big portion of this financial services underweighting was attributed to our decreased investment in the banking sector due to the sensitivity that commercial banks have to the economic environment. We were more positive on the insurance sector, and particularly reinsurance, which we felt would benefit from a shortage of underwriting capacity after the tragic events of September 11.

In the utilities and telecommunications sector, we were overweighted relative to our benchmark. This came primarily from several utility names, which we felt had solid earnings growth and were trading at attractive valuations. As the year went on, telecommunications stock prices became more attractive and we added to the sector. We felt that those companies had taken steps to decrease capital expenditures, therefore improving their cash flow and profitability.

In the technology sector, we were underweighted compared to our benchmark due to our concern over high valuations and eroding earnings momentum. As the year went on, we took advantage of sharply lower stock prices in the sector and increased our weighting. As a result, we benefited from the sharp rally of these stocks in the fourth quarter. Our technology strategy over the year proved successful and contributed significantly to our relative success against our benchmark index.

Our largest holding, Sanofi-Synthelabo, exemplifies our core strategy of remaining focused on finding high-quality franchises that we believe have the ability to consistently deliver strong earnings growth and that possess reasonable stock valuations. Sanofi-Synthelabo is a leading European pharmaceutical company which we believe has excellent products with strong earnings growth potential and is a company that the market has underestimated. We believe that as the profitability of their products becomes more apparent, and if earnings growth continues to increase, the market should consequently favor a higher valuation.

In terms of outlook for 2002, there is still a considerable amount of uncertainty surrounding the strength of the European and Asian economies. That said, conversations with companies' managements and their customers, and competitors in the industries that we follow all seem to point to a gradual economic recovery starting in the second half of the year. We also find that valuation levels on a variety of metrics are more compelling than they have been in a long time. As a result, we are optimistic about the prospects of our portfolio for the coming months. We will continue to build our portfolio by investing in companies with superior growth prospects at a reasonable price.

David A. Antonelli
Portfolio Manager
Massachusetts Financial Services Company

Top Ten Holdings by Market Value
As of 12/31/01

                                                   Percent of
                  Description                      Net Assets
                  -------------------------------------------
                  Sanofi-Synthelabo S.A.              3.78%
                  -------------------------------------------
                  Vodafone Group Plc                  3.73%
                  -------------------------------------------
                  Syngenta AG                         3.03%
                  -------------------------------------------
                  Royal Bank of Scotland Group Plc    2.72%
                  -------------------------------------------
                  TotalFinaElf S.A.                   2.53%
                  -------------------------------------------
                  Samsung Electronics Co., Ltd.       2.50%
                  -------------------------------------------
                  Danske Bank                         2.50%
                  -------------------------------------------
                  BP Plc                              2.45%
                  -------------------------------------------
                  Technip-Coflexip S.A.               2.27%
                  -------------------------------------------
                  Reed International Plc              2.25%
                  -------------------------------------------

--------------------------------------------------------------------------------
Country Allocation (% of portfolio market value)
As of 12/31/01
                                     [CHART]

Canada           3.3%
Denmark          2.5%
France          12.5%
Germany          6.0%
Italy            2.5%
Japan           10.8%
Netherlands      8.3%
Other           10.3%
South Korea      4.7%
Spain            3.9%
Switzerland      8.6%
United Kingdom  26.6%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MFS Research International Portfolio
                                                    For the year ended 12/31/01
Managed by Massachusetts Financial Services Company

Letter to Policyholders (continued)

--------------------------------------------------------------------------------


               MFS Research International Portfolio, managed by
         Massachusetts Financial Services Company, vs MSCI EAFE Index
                            Growth Based on $10,000+

                                     [CHART]

            MSCI EAFE  MFS Research International
            ---------  --------------------------
2/12/2001    $10,000            $10,000
3/31/2001      8,955              8,830
6/30/2001      8,805              9,150
9/30/2001      7,545              8,040
12/31/2001     8,061              8,486


    -------------------------------------------------------------------
                                                  Cumulative Return/2/
                                                  (for the period ended
                                                        12/31/01)
    -------------------------------------------------------------------
                                                   Since Inception/3/
    -------------------------------------------------------------------
    MFS Research International Portfolio--Class A        -11.04%
--  Class B                                              -15.14%
    Class E                                                4.22%
    -------------------------------------------------------------------
- - MSCI EAFE Index/1/                                   -19.39%
    -------------------------------------------------------------------

+The chart reflects the performance of Class B shares of the portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policy holders investing in the different share classes.

/1/The Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE Index) is an unmanaged index and is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. The Index does not include fees or expenses and is not available for direct investments.

/2/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/3/Inception of Class A shares is 5/1/01. Inception of Class B shares is 2/12/01. Inception of Class E shares is 10/31/01. Index return is based on an inception date of 2/12/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Portfolio
                                                    For the year ended 12/31/01
Managed by OppenheimerFunds, Inc.

Letter to Policyholders

--------------------------------------------------------------------------------


Oppenheimer Capital Appreciation Portfolio provided a cumulative total return of -14.27% for the period from inception (February 12, 2001) through December 31, 2001. Since its inception, the Portfolio has underperformed its benchmark, the S&P 500 Index./1/

While we would, of course, always prefer to deliver positive returns to our investors, we remain committed to our disciplined, growth-at-a-reasonable-price investment strategy. This approach tends to struggle in momentum friendly markets and tends to outpace in difficult environments. For example, the technology rally that powered the market during the fourth quarter favored more aggressive, tech heavy portfolios. Our success in finding good investment opportunities among defensive stocks in companies we believed were likely to exhibit growth despite a slowing economic environment contributed positively to performance, which was also helped by our patience in taking advantage of attractive prices in cyclical stocks that were hurt by the economic slowdown. Our long-term focus should serve us well as we balance the portfolio between industry sectors likely to benefit from economic recovery and traditionally defensive sectors.

During the past year, the U.S. economy slipped into recession after nearly a decade of growth, driving down the prices of many stocks. While technology and telecommunications stocks led the downturn, almost every industry sector suffered losses. During most of 2001, investors turned to more defensive industries that appeared likely to continue growing despite the economic slowdown. However, during the summer and the last few months of 2001, growth-oriented stocks rebounded from their earlier lows as investors hunted for bargains in anticipation of renewed economic growth. Defensive stocks tended to suffer in this environment.

Our investment strategy remained consistently focused on seeking individual stocks that we believed offered good growth potential at a reasonable price. In early 2001, we emphasized companies with a track record of delivering moderate, but steady earnings, and with strong prospects of continuing to deliver consistent earnings in a slowing economy. Among financials, we achieved relatively strong results by investing in relatively safe, defensive entities, including government-sponsored agencies, such as Freddie Mac (Federal Home Loan Mortgage Corporation) and Fannie Mae (Federal National Mortgage Association). In consumer staples, we built a relatively large position in cable companies, such as Comcast Corp. Such companies exhibit both defensive and growth characteristics because cable subscription rates tend to remain relatively strong during weak economic times, while demand is growing for a new generation of digital communications products. In the health care area, we focused on companies with strong competitive positions in the medical device and pharmaceutical industries, such as Johnson & Johnson and Pfizer Inc.

During the first few months of 2001, we found few "cyclical" stocks that met our strict investment criteria. Cyclicals are companies that tend to perform especially well in strong economic environments, and relatively poorly in weak environments. The Portfolio's comparatively mild exposure to cyclicals in early 2001 contributed significantly to its good performance relative to its peers. However, in April, we began to find a growing number of attractive investment opportunities among cyclical companies that we believed offered excellent prospects for long-term growth while representing attractive values at prevailing prices. Accordingly, we gradually increased the Portfolio's exposure to cyclicals until it reached approximately the same levels represented in the S&P 500 Index./1/ Our most substantial cyclical investments were among technology software and hardware producers, such as Microsoft, and media and entertainment companies, such as AOL-Time Warner, Inc. While these holdings generally proved to be volatile performers--rising in April and May, declining throughout the summer, and rising again during the final few months of 2001--they helped the Portfolio's performance overall.

Looking ahead, we see more favorable prospects for growth in 2002. After a year of declining operating earnings and stock prices, falling interest rates have created a more favorable environment for economic growth, while the inventory and pricing problems that have hurt many technology and telecommunications companies are showing signs of easing. Still, the timing and strength of an economic recovery remains very much in doubt. Accordingly, we favor a balanced investment approach that includes stocks in industry sectors likely to benefit from economic recovery, such as technology and consumer cyclicals, as well as stocks in traditionally defensive sectors, such as consumer staples, beverages, health care and financials. At the same time, we remain rigorously committed to our fundamental approach of seeking growth at the right price. In today's volatile economic environment, we believe our disciplined approach and emphasis on selecting stocks one company at a time should serve investors well.

Jane Putnam
Portfolio Manager
OppenheimerFunds, Inc.

Top Ten Holdings by Market Value
As of 12/31/01

                                               Percent of
                             Description Net Assets
                      -----------------------------------
                      Microsoft Corp.             3.09%
                      -----------------------------------
                      Comcast Corp.--Class A      3.00%
                      -----------------------------------
                      AOL Time Warner, Inc.       2.64%
                      -----------------------------------
                      Citigroup, Inc.             2.31%
                      -----------------------------------
                      Viacom, Inc.--Class B       2.18%
                      -----------------------------------
                      Nokia Oyj Corp. (ADR)       1.72%
                      -----------------------------------
                      Johnson & Johnson           1.49%
                      -----------------------------------
                      Pfizer, Inc.                1.37%
                      -----------------------------------
                         Anheuser-Busch Co., Inc. 1.35%
                      -----------------------------------
                      Exxon Mobil Corp.           1.32%
                      -----------------------------------

--------------------------------------------------------------------------------
Portfolio Sectors (% of portfolio market value)
As of 12/31/01

                                     [CHART]

Communication    24.6%
Industrial        4.4%
Cyclical          9.8%
Financial        13.4%
Non-Cyclical     20.7%
Basic Materials   1.0%
Technology        9.0%
Utilities         9.6%
Energy            7.5%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Portfolio
                                                    For the year ended 12/31/01
Managed by OppenheimerFunds, Inc.

Letter to Policyholders (continued)

--------------------------------------------------------------------------------


            Oppenheimer Capital Appreciation Portfolio, managed by
                   OppenheimerFunds, Inc., vs. S&P 500 Index
                           Growth Based on $10,000/4/

                                     [CHART]

       Oppenheimer Capital
      Appreciation Portfolio  S&P 500 Index/1/
       -------------------    ----------------
2/01          $10,000             $10,000
3/01            8,740               8,737
6/01            9,350               9,248
9/01            7,750               7,890
12/01           8,573               8,734

          ----------------------------------------------------------------
                                                Cumulative Return/2/
                                           (for the period ended 12/31/01)
          ----------------------------------------------------------------
                                                 Since Inception/4/
          ----------------------------------------------------------------
      --  Oppenheimer Capital Appreciation
           Portfolio--Class B                          -14.27%

          ----------------------------------------------------------------
      - - S&P 500 Index/1/                              -6.36%/3/

          ----------------------------------------------------------------

/1/The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/3/The S&P 500 Index return is based on an inception date of 2/28/01.

/4/ Inception of Class B shares is 2/12/01.

Holdings are subject to change. The Portfolio's investment strategies and focus can change overtime time. The mention of specific Portfolio holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PIMCO Money Market Portfolio
                                                    For the year ended 12/31/01
Managed by Pacific Investment Management Company, LLC

Letter to Policyholders

--------------------------------------------------------------------------------



Major market trends affecting the portfolio's performance Money market returns provided safety and stability in a volatile market environment. The Federal Reserve supplied a powerful tailwind, easing 11 times for a total of 475 basis points. Seeking to revive the flagging U.S. economy and calm the markets after the terrorist attacks on September 11, the central bank drove the nominal Fed Funds rate to its lowest level in 40 years. The Fed action fueled a strong rally on the short end of the yield curve. Yields on high quality commercial paper fell amid continued economic weakness during the fourth quarter, providing positive price performance.

Other factors attributed to the portfolio's performance vs. the benchmark The portfolio maintained an attractive rating by holding the highest quality short-term securities. Holdings remained very liquid, which helped to protect principal. Holdings of top quality commercial paper and short-term corporate and agency securities performed in line with Treasuries as yields on these securities fell.

Market/portfolio outlook
Monetary stimulus, stronger consumer income statements and the end of inventory de-stocking will produce a moderate rebound in the U.S. economy over the next year. The Fed will not tighten while unemployment is still rising and capacity utilization remains low. Inflation will be subdued amid excess capacity and lower energy prices; tame inflation and modest growth will result in a more range-bound interest rate environment.

We will seek to generate an attractive yield by using high-quality domestic and yankee commercial paper as core investments; these securities offer higher potential returns than Treasury bills. The portfolio will focus on top quality short-term issues while investing in liquid securities that provide principal protection for the portfolio. We will retain a modest allocation to short maturity corporate issues and floating rate notes to enhance portfolio yield; these securities pose minimal interest rate and credit risk.

Paul A. McCulley
Portfolio Manager
Pacific Investment Management Company, LLC.
Top Ten Holdings by Market Value
as of 12/31/01

                                                                      Percent of
         Description                                        Net Assets
         -------------------------------------------------------------
         ForeningsSparbanken AB (Swedbank)                     3.77%
         -------------------------------------------------------------
         Nestle Capital Corp.                                  3.76%
         -------------------------------------------------------------
         Rabobank Nederland NV                                 3.76%
         -------------------------------------------------------------
         American Express Credit Corp.                         3.76%
         -------------------------------------------------------------
         Wisconsin Electric Power Co.                          3.76%
         -------------------------------------------------------------
         Gannett Co., Inc.                                     3.76%
         -------------------------------------------------------------
         General Electric Capital Corp.                        3.76%
         -------------------------------------------------------------
         National Rural Utilities Cooperative Finance Corp.    3.76%
         -------------------------------------------------------------
         Kraft Foods, Inc.                                     3.76%
         -------------------------------------------------------------
         Electricite De France                                 3.75%
         -------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio Composition (% of portfolio market value)
As of 12/31/01

                                     [CHART]

                           PIMCO Money Market
                           -----------------------------
Commercial Paper                      80.9%
Corporate Notes                       11.5%
U.S. Government & Agency               3.0%
Repurchase Agreement                   4.6%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PIMCO Money Market Portfolio
                                                    For the year ended 12/31/01
Managed by Pacific Investment Management Company, LLC.

Letter to Policyholders (continued)

--------------------------------------------------------------------------------


                   PIMCO Money Market Portfolio, managed by
 Pacific Investment Management Company, LLC, vs. Salomon 3-Month Treasury Bill
                                      Index
                           Growth Based on $10,000/4/

                                     [CHART]



               Salomon 3 Month          PIMCO Money Market
             Treasury Bill Index        Portfolio Class B
                   -------                   -------
2/01               $10,000                   $10,000
3/01                10,068                    10,060
6/01                10,177                    10,157
9/01                10,269                    10,235
12/01               10,336                    10,285


    ----------------------------------------------------------------------
                                                Cumulative Return/2/
                                           (for the period ended 12/31/01)
    ----------------------------------------------------------------------
                                                 Since Inception/4/
    ----------------------------------------------------------------------
 -- PIMCO Money Market Portfolio--Class B               2.82%
    ----------------------------------------------------------------------
- - Salomon 3-Month Treasury Bill Index/1/              3.36%/3/
    ----------------------------------------------------------------------

/1/Salomon 3-Month Treasury Bill Index--Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value.

/2/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/3/The Salomon 3-Month Treasury Bill Index return is based on an inception date of 2/28/01.

/4/Inception of Class B shares is 2/12/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PIMCO Total Return Portfolio
                                                    For the year ended 12/31/01
Managed by Pacific Investment Management Company, LLC.

Letter to Policyholders

--------------------------------------------------------------------------------


Major market trends affecting the portfolio's performance
Fixed income assets were among the best performing investments in an otherwise volatile and disappointing year in financial markets. The Federal Reserve supplied a powerful tailwind, easing 11 times for a total of 475 basis points. Seeking to revive the flagging U.S. economy and calm the markets after the terrorist attacks on September 11, the central bank drove the nominal federal funds rate to its lowest level in 40 years. The Fed action fueled a strong rally on the short end of the yield curve. Two-year Treasury yields fell more than 200 basis points, closing at 3.0 percent, while the 10-year Treasury yield held firm, finishing the year at 5.05 percent, down seven basis points.

Other factors attributed to the portfolio's performance vs. the benchmark The portfolio's duration was neutral for performance. A focus on shorter maturities, including the use of Eurodollar futures, for much of the year was strongly positive as these yields fell sharply in conjunction with 11 Federal Reserve rate cuts throughout the year. A corporate underweight was negative for performance as these securities performed well in the fourth quarter of 2001. A mortgage emphasis was positive as mortgages outperformed similar duration Treasuries during the year.

Market/portfolio outlook
The global economy will continue to rely on the U.S. as the main engine of growth in 2002. The U.S. economy will rebound from its current recession and then settle lower, producing average growth of a modest 2 to 2.5 percent.

Business and consumer risk taking, depressed by uncertainty after the terrorist attacks and the bursting of New Economy investment/consumption bubbles, will begin to revive and lead the upturn. Risk appetites will recover because:

   . Liquidity is abundant now that the Federal Reserve has pushed the real federal funds rate close to zero. The Fed will not tighten while the unemployment rate is still rising and capacity utilization remains relatively low;
   . Fiscal policy, while still in negotiation, will certainly be more stimulative than in the recent past;
   . Consumer income statements are stronger thanks to lower mortgage rates and cash takeouts, as well as sharply lower gasoline prices; and . Corporate profits have room to improve; record inventory destocking is poised to decelerate while trends in the ratio of prices received/prices paid are turning more favorable.

However, investors banking on a return to the exuberant growth of the late 1990s will be disappointed. Business investment (other than inventory restocking), a major driver of New Economy growth, will not contribute to recovery this time. Stuck with excess capacity, corporations will continue to limit capital expenditures, instead using free cash flow to dress up their debt-laden balance sheets. Corporate belt tightening will not be confined to capital budgets. Under pressure from shareholders to boost stock prices, management will use layoffs and/or wage cuts to bolster profits, especially in industries where pricing power remains weak. The resulting anxiety about employment and incomes will limit the resurgence in consumption.

Concerns that monetary stimulus and a pickup in growth will lead to more inflation are misplaced. Tame inflation and modest growth will result in less volatile financial markets and more range-bound interest rates.

William H. Gross
Portfolio Manager
Pacific Investment Management Company, LLC.

Top Ten Holdings by Market Value
As of 12/31/01

                                                                      Percent of
Description                                                    Net Assets
-------------------------------------------------------------------------
Government National Mortgage Assoc. (8.00%,TBA)                   5.96%
-------------------------------------------------------------------------
Government National Mortgage Assoc. (7.00%,TBA)                   5.33%
-------------------------------------------------------------------------
Federal National Mortgage Assoc. (1.765%, 3/28/02)                4.92%
-------------------------------------------------------------------------
Federal National Mortgage Assoc. (5.25%, 6/15/06)                 4.84%
-------------------------------------------------------------------------
U.S. Treasury Bond (9.25%, 2/15/16)                               3.74%
-------------------------------------------------------------------------
Danske Corp.                                                      3.21%
-------------------------------------------------------------------------
U.S. Treasury Note                                                3.17%
-------------------------------------------------------------------------
U.S. Treasury Bond (8.5%, 2/15/20)                                3.14%
-------------------------------------------------------------------------
Federal National Mortgage Assoc. (6.00%, TBA)                     1.85%
-------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust (6.251%, 1/25/32)    1.73%
-------------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio Composition (% of portfolio market value)
As of 12/31/01

                                     [CHART]

U.S. Agencies                            38.9%
Asset Backed Securities                   3.9%
Collateralized Mortgage Obligations      14.8%
Foreign Government                        2.0%
Corporate Bonds & Debt Securities        15.8%
Commercial Paper                         12.8%
U.S. Treasuries                          11.8%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PIMCO Total Return Portfolio
                                                    For the year ended 12/31/01
Managed by Pacific Investment Management Company, LLC.

Letter to Policyholders (continued)

--------------------------------------------------------------------------------

                   PIMCO Total Return Portfolio, managed by
Pacific Investment Management Company, LLC, vs. Lehman Brothers Aggregate Bond
                                      Index
                            Growth Based on $10,000+

                                     [CHART]

               Lehman Brothers
            Aggregate Bond Index  PIMCO Total Return
            --------------------  ------------------
2/00               $10,000             $10,000
3/01                10,115              10,100
6/01                10,172              10,110
9/01                10,641              10,640
12/01               10,646              10,669



    ------------------------------------------------------------
                                            Cumulative Return/2/
                                              (for the period
                                              ended 12/31/01)
    ------------------------------------------------------------
                                            Since Inception/4/
    ------------------------------------------------------------
    PIMCO Total Return Portfolio--Class A           6.68%
--  Class B                                         6.68%
    Class E                                        -1.81%
    ------------------------------------------------------------
- - Lehman Brothers Aggregate Bond Index/1/      6.46%/3/
    ------------------------------------------------------------

+The chart reflects the performance of Class B shares of the portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The Lehman Brothers Aggregate Bond Index is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year.

/2/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/3/The Lehman Brothers Aggregate Bond Index return is based on an inception date of 2/28/01.

/4/Inception of Class A shares is 5/1/01. Inception of Class B shares is 2/12/01. Inception of Class E shares is 10/31/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PIMCO Innovation Portfolio
                                                    For the year ended 12/31/01
Managed by PIMCO Equity Advisors

Letter to Policyholders

--------------------------------------------------------------------------------


Difficult period for tech sector--until fourth quarter
It was a difficult year for technology, characterized by great volatility. The decelerating economy resulted in a drastic reduction in tech spending, which hurt tech stocks. However, in the fourth quarter the tech sector rebounded and the PIMCO Innovation Portfolio experienced a dramatic turnaround, outperforming the NASDAQ Composite/1/ and its Lipper Average. While we do not expect the equity markets to be returning to late nineties form, this resurgence in technology remains an encouraging signal.

Tech in Doldrums Early in Year
After a January rally fueled by Fed rate cuts, the tech sector disappointed until April. However, tech experienced another strong rally in April and May. One area of strength for the portfolio during this period was local area networking. Companies such as Foundry and Extreme Networks performed exceptionally well and posted significant gains for the quarter. Another industry within technology that performed well was storage area networking, an area where fundamentals appear to have bottomed and started to recover. Certain Internet stocks also showed positive results. Ebay appears to be exceeding expectations and AOL Time Warner continued to benefit from merger synergies. Fiber optics and telecom chips continued to be an area of disappointment in the technology sector, as company after company came out with disappointing pre-announcements.

Third Quarter Proved Disappointing
Virtually every industry within technology performed poorly during the third quarter. One area that provided good relative performance was traditional telecom service providers such as AT&T and Worldcom, which were flat to modestly up due to their insulation from economic events and the financing pressure put on their upstart competition--which is less well funded--to complete their networks.

Fund Outperforms In The Fourth Quarter
Tech stocks experienced a strong rally in the fourth quarter, and the PIMCO Innovation Portfolio performed even better during this period. The Portfolio's fourth quarter strength was aided in part by the depletion of inventories, which neared twenty-year lows. As evidenced by the healthy performance of Portfolio holdings such as Cisco, the inventory drawdown mode appears to have ended. Personal computer makers such as Compaq and Dell also saw significant gains as a result of strong consumer electronics sales aided by a better-than-expected holiday sales season. Software stocks such as Siebel Systems and Microsoft also performed well, as investors became more optimistic about corporate software purchasing. After experiencing a downturn for much of last year, the chip sector experienced a surprising resurgence late in the year, which has continued into 2002. Benefiting from this turnaround was KLA-Tencor, which designs equipment that helps chip manufacturers cut costs and improve efficiency. In fact, nearly every sector of the tech marketplace saw gains of varying degrees over the fourth quarter and, by implementing prudent allocation across a wide variety of technology sectors, the Portfolio was able to benefit considerably.

We Believe Tech Will Continue To Show Strength
We still believe that technology will begin a recovery in advance of the overall economy and that a recovery could begin by the second quarter of 2002. We are optimistic that the gains we have seen in the fourth quarter could be the precursor of outperformance for the technology sector in the coming year.

Dennis P. McKechnie
Portfolio Manager
PIMCO Equity Advisors

Top Ten Holdings by Market Value
As of 12/31/01

                                                                      Percent of
Description                                                 Net Assets
----------------------------------------------------------------------
Siebel Systems, Inc.                                          3.62%
----------------------------------------------------------------------
Cisco Systems, Inc.                                           2.76%
----------------------------------------------------------------------
LSI Logic Corp.                                               2.66%
----------------------------------------------------------------------
Intel Corp.                                                   2.65%
----------------------------------------------------------------------
Sun Microsystems, Inc.                                        2.61%
----------------------------------------------------------------------
KLA-Tencor Corp.                                              2.61%
----------------------------------------------------------------------
Broadcom Corp.--Class A                                       2.58%
----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co., Ltd.                  2.58%
----------------------------------------------------------------------
Dell Computer Corp.                                           2.57%
----------------------------------------------------------------------
Check Point Software Technologies, Ltd.                       2.47%
----------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio Sectors (% of portfolio market value)
As of 12/31/01

                                     [CHART]

Communications  18.9%
Technology      51.1%
Industrial      27.6%
Non-Cyclical     0.7%
Cyclical         1.7%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PIMCO Innovation Portfolio
                                                    For the year ended 12/31/01
Managed by PIMCO Equity Advisors

Letter to Policyholders (continued)

--------------------------------------------------------------------------------

                     PIMCO Innovation Portfolio, managed by
                   PIMCO Equity Advisors' vs. S&P 500 Index
                            Growth Based on $10,000+

                                     [CHART]

        S&P 500    PIMCO Innovation
        -------    ----------------
 2/01   10,000          10,000
 3/01    9,367           7,070
 6/01    9,915           7,590
 9/01    8,459           4,210
12/01    9,364           6,160


    -------------------------------------------------------------------
                                             Cumulative Return/2/
                                        (for the period ended 12/31/01)
    -------------------------------------------------------------------
                                              Since Inception/5/
    -------------------------------------------------------------------
    PIMCO Innovation Portfolio--Class A             -23.33%
--  Class B                                         -38.40%
    Class E                                          17.75%
    -------------------------------------------------------------------
- - S&P 500 Index/3/                                 -6.36%/4/

    -------------------------------------------------------------------

+The chart reflects the performance of Class B shares of the portfolio. The performance of Class B shares will differ from that of the other Classes because of the difference in expenses paid by policyholders investing in the different share classes.

/1/The NASDAQ Composite Index is a market-value weighted index of all common stocks listed on NASDAQ.

/2/"Cumlative Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/3/The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/4/The S&P 500 Index return is based on an inception date of 2/28/01.

/5/Inception of Class A shares is 5/1/01. Inception of Class B shares is 2/12/01. Inception of Class E shares is 10/31/01.

Past performance does not guarantee future results. The investment return and principal value in the investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Met/Putnam Research Portfolio
                                                    For the year ended 12/31/01
Managed by Putnam Investment Management, LLC.

Letter to Policyholders

--------------------------------------------------------------------------------



Performance
The Met/Putnam Research Portfolio underperformed the S&P 500 Index/1/ during the annual period ending December 31, 2001, falling 18.33% since an inception date of February 12, 2001, versus a decline of 6.36% for the S&P 500 for the same period.

The portfolio represents the strongest stock recommendations of Putnam's equity research team. The portfolio's strategy is founded on detailed, disciplined research that assesses the value of a stock relative to its price and determines the variables that can affect both. For the most part, the portfolio is sector- and style-neutral to the S&P 500, relying instead on a bottom-up stock selection process.

The portfolio underperformed the index largely due to stock selection in technology and communications services. Results were aided by stronger selection in conglomerates and utilities.

In technology, our growth-oriented holdings suffered most during the period, especially earlier in the year as the sector lagged amid weak demand. Our weakest results were largely in software (BEA Systems, Veritas, Parametric Technology); electronics (Applied Micro Circuits, Motorola); and computers (Compaq).

In communications services, Qwest Communications was a negative performer on investors' concerns about next year's earnings amid strong competition and falling prices. Our position in McLeodUSA, a provider of telephone and internet services, also hurt results earlier in the year as the company suffered from excess capacity.

In conglomerates, our overweight to Tyco International proved beneficial as the company's performance was helped by stable earnings segments in security systems and health-care products.

In utilities, avoiding Enron proved beneficial as the high-profile pipeline company filed for bankruptcy at the beginning of December.

Outlook: U.S. Equity Markets
We believe that the rebound in global equity markets since mid-September heralds the onset of a healthier investment climate for stocks in 2002. Overall equity valuations, though less compelling than those of mid-September, remain attractive by our measures. Prospects for a U.S.-led upturn in economic growth appear to be improving, which should lead to a recovery in corporate profits. In addition, there is a huge reservoir of cash held by investors seeking alternatives to dismally low yields. These are all sound reasons for the broad market indices to move higher in the near to medium term. At the same time, bottom-up, company-by-company analysis will become increasingly vital to investment performance.

In the United States, equity markets are looking ahead to cyclical economic recovery based on improved business fundamentals. Measures of market volatility have returned to pre-crisis levels from the extreme heights recorded in mid-September. Cyclical sectors such as consumer cyclicals and technology have led the market rally while yields of U.S. Treasury obligations have moved higher across the yield curve, indicating that bond investors expect economic recovery by next year. Finally, yield spreads on credit (non-Treasury) debt versus Treasuries have tightened. Taken together, these developments suggest that economic fundamentals rather than risk aversion will be the dominant top-down influence on markets in the months ahead.

On an individual company level, we continue to believe that the best-performing stocks will be those that offer a combination of earnings growth and financial stability. Two key factors are pricing power and financial leverage. Pricing power is still lacking across most of corporate America, and we see little relief in sight in this era of very low inflation. But where pricing power exists, companies should benefit substantially from economic recovery. And companies with low levels of debt will be less vulnerable to bumps on the road to economic recovery.

Portfolio Strategy
Given our expectations for an economic recovery, we believe we are returning to a more normal market environment with clearer earnings trends--one in which our process has historically been more effective at identifying investment opportunities.

The portfolio's current positioning, while driven by our bottom-up process, includes overweights in conglomerates, broadcasting, and entertainment. Our underweights include retailers, communications equipment, and specialty chemicals. During the fourth quarter of 2001, we added new positions in technology (including Microsoft, Hewlett-Packard, and Adobe Systems) and in health care (HCA--The Healthcare Company of America) and sold some consumer staples (Safeway and CVS).

Putnam Global Equity Research Committee

Top Ten Holdings by Market Value
As of 12/31/01

                                               Percent of
                             Description Net Assets
                      -----------------------------------
                      Citigroup, Inc.             4.04%
                      -----------------------------------
                         Tyco International, Ltd. 4.02%
                      -----------------------------------
                      General Electric Co.        3.86%
                      -----------------------------------
                      Exxon Mobil Corp.           3.36%
                      -----------------------------------
                      Johnson & Johnson           3.34%
                      -----------------------------------
                      Microsoft Corp.             3.19%
                      -----------------------------------
                      Medtronic, Inc.             2.82%
                      -----------------------------------
                         SBC Communications, Inc. 2.65%
                      -----------------------------------
                      SPDR Trust Series 1         2.58%
                      -----------------------------------
                      Philip Morris Co., Inc.     2.57%
                      -----------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Met/Putnam Research Portfolio
                                                    For the year ended 12/31/01
Managed by Putnam Investment Management, LLC.

Letter to Policyholders (continued)

--------------------------------------------------------------------------------


                   Met/Putnam Research Portfolio, managed by
          Putnam Global Equity Research Committee, vs. S&P 500 Index
                            Growth Based on $10,000+

Met/Putnam Research Portfolio
---------------------------------------------------------------
                                           Cumulative Return/2/
---------------------------------------------------------------
                                            Since Inception/4/
---------------------------------------------------------------
MetPutnam Research Portfilio--Class A            (7.32%)
                              Class B           (18.33%)
---------------------------------------------------------------
S&P 500 Index/1/                               (12.66)/3/
---------------------------------------------------------------

                                     [CHART]

          Benchmark
           S&P 500       Fund
        -------------  -------
 2/01      $10,000     $10,000
 3/01        8,737       8,350
 6/01        9,248       9,000
 9/01        7,890       7,229
12/01        8,734       8,166


--------------------------------------------------------------------------------
Portfolio Sectors (% of portfolio market value)
As of 12/31/01

                                     [CHART]

                     Met/Putnam Research Portfolio
                     -----------------------------
Cyclical                         7.5%
Non-Cyclical                    27.5%
Communication                   15.3%
Financial                       14.7%
Utility                         15.8%
Basic Materials                  3.2%
Energy                           7.4%
Technology                       8.6%


    ---------------------------------------------------
                              Cumulative Return/2/
                        (for the period ended 12/31/01)
    ---------------------------------------------------
                               Since Inception/4/
    ---------------------------------------------------
    Met/Putnam Research
    Portfolio--Class A                 7.32%
 -- Class B                          -18.33%
    ---------------------------------------------------
- - S&P 500 Index/1/               -6.36%/3/
    ---------------------------------------------------

+The chart reflects the performance of Class B shares of the portfolio. The performance of Class B shares will differ from that of the Class A shares because of the difference in expenses paid by policyholders investing in the different share class.

/1/The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.

/2/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/3/ The S&P 500 Index return is based on an inception date of 2/28/01.

/4/Inception of Class A is 10/16/01. Inception of Class B is 2/12/01.

The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Met/AIM Small Cap Growth Portfolio
                                                    For the year ended 12/31/01
Managed by AIM Capital Management, Inc.

Letter to Policyholders

--------------------------------------------------------------------------------



During the 4th quarter, the markets rebounded off of their lows on September 21st, 2001 with the Dow Jones Industrial Average (DJIA) hitting the 10,000 benchmark and the NASDAQ breaking the 2,000 mark. November was, in fact, the strongest month this year for the U.S. stock market with the S&P 500 Index up 7.67%, the Russell 2000 Index/1/ up 7.74%, and the NASDAQ Composite Index/4/ up 14.22%. Continuing its easing bias, the Federal Open Market Committee (FOMC) cut the fed funds rate an additional 1.25% during the quarter bringing the fed funds rate to 1.75%, the lowest rate in forty years.

In November, the National Bureau of Economic Research (NBER) officially declared that the U.S. economy entered into a recession in March. Historically, recessions last an average of eleven months, and if this holds true for the current recession, we should be nearing the end. In fact, there have been recent signs that the economy is stabilizing. Leading economic indicators continued to show signs of improvement throughout the quarter. U.S. consumer sentiment, as measured by the University of Michigan Index, has risen over the past two months, and corporate earnings outlooks are improving. The stock market, which has historically been a good forecaster of economic recovery, has also shown signs of resiliency.

Portfolio Overview
Since its inception of 10/9/01, the Met/AIM Small Cap Growth Portfolio performed strongly with a return of 18.90% versus 18.91% for the Russell 2000 Index. Good stock selection in the Consumer Discretionary, Information Technology, and Energy sectors were the largest positive contributors to the portfolio's performance. In addition, the portfolio had positive returns in seven out of the ten sectors in which it had exposure. Since inception, portfolio managers:

    1. Increased the portfolio's holdings in Financials, Health Care and Information Technology,
    2. Decreased the portfolio's weightings in the Consumer Discretionary and Telecommunication Services sectors,
    3. Maintained overweight positions in Energy, Health Care, and Information Technology sectors relative to the benchmark index, and
    4. Held underweight positions in the Financial and Industrial sectors relative to the benchmark index.

Outlook
While a few drags on the economy remain, e.g. extended consumer balance sheets, global concerns, and deflation risk, many leading economic indicators point to recovery ahead. In November, the Index of Leading Economic Indicators rose 0.5%, ahead of expectations. Falling initial jobless claims, surging stock prices, and gains made in the financial, housing, and consumer expectations components led to the second consecutive monthly increase in the index. Personal incomes, interest rates, and inflation have all held up relatively well and have kept the U.S. consumer in fairly good shape. This is positive for the economy, as consumer spending fuels two-thirds of the U.S. economy. In addition to a relatively healthy consumer, the stimulus from both aggressive fiscal and monetary policy and declining energy costs will set the stage for improving profitability in the year ahead.

Ryan E. Crane
Robert M. Kippes
Jay K. Rushin
Portfolio Managers
AIM Capital Management, Inc.
Top Ten Holdings by Market Value
As of 12/31/01

                                                     Percent of
                Description                          Net Assets
                -----------------------------------------------
                Christopher & Banks Corp.               1.35%
                -----------------------------------------------
                Photon Dynamics, Inc.                   1.20%
                -----------------------------------------------
                LifePoint Hospitals, Inc.               0.98%
                -----------------------------------------------
                Polycom, Inc.                           0.94%
                -----------------------------------------------
                Varian, Inc.                            0.89%
                -----------------------------------------------
                Universal Compression Holdings, Inc.    0.81%
                -----------------------------------------------
                Genesis Microchip, Inc.                 0.78%
                -----------------------------------------------
                Panera Bread Co.--Class A               0.75%
                -----------------------------------------------
                P.F. Chang's China Bistro, Inc.         0.74%
                -----------------------------------------------
                FEI Co.                                 0.74%
                -----------------------------------------------

--------------------------------------------------------------------------------
Portfolio Sectors (% of portfolio market value)
As of 12/31/01

                                     [CHART]

                Met/AIM Small Cap Growth Portfolio
                ----------------------------------
Non-Cyclical                 35.0%
Technology                    9.9%
Cyclical                     13.1%
Communications               11.3%
Energy                        6.5%
Industrial                   19.8%
Financial                     3.7%
Basic Materials               0.7%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Met/AIM Small Cap Growth Portfolio
                                                    For the year ended 12/31/01
Managed by AIM Capital Management, Inc.

Letter to Policyholders (continued)

--------------------------------------------------------------------------------


                Met/AIM Small Cap Growth Portfolio, managed by
             AIM Capital Management, Inc., vs. Russell 2000 Index
                           Growth Based on $10,000/3/
                                     [CHART]


          Russell 2000        Fund
           ---------       ---------
10/01       $10,000         $10,000
12/01        11,891          11,890


    -----------------------------------------------------------------
                                                 Cumulative Return/2/
                                                   (for the period
                                                   ended 12/31/01)
    -----------------------------------------------------------------
                                                 Since Inception/3/
    -----------------------------------------------------------------
 -- Met/ AIM Small Cap Growth Portfolio--Class B        18.90%
    -----------------------------------------------------------------
- - Russell 2000 Index/1/                               18.91%

    -----------------------------------------------------------------

/1/The Russell 2000 Index is an unmanaged index and measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $530 million; the median market capitalization was approximately $410 million. The largest company in the index had an approximate market capitalization of $1.4 billion. The Index does not include fees or expenses and is not available for direct investment.

/2/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/3/Inception of Class B shares is 10/9/01. Index return is based on an inception date of 10/9/01.

/4/The NASDAQ Composite Index is a market-value weighted index of all common stocks listed on NASDAQ.

Past performance does not guarantee future results. The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Met/AIM Mid Cap Equity Portfolio
                                                    For the year ended 12/31/01
Managed by AIM Capital Management, Inc.

Letter to Policyholders

--------------------------------------------------------------------------------



The Federal Reserve made four rate cuts during the final quarter of 2001, bringing the Fed Funds rate to 1.75%, the lowest rate in forty years. And although the recession continues, the stock market showed tangible signs of recovery during the last quarter, with the NASDAQ breaking 2,000 and the Dow Jones Industrial Average (DJIA) climbing back up to the 10,000 mark. The quarter ended on a positive note with the S&P 500 Index/4/ rising 10.68%, the Russell 2000 Index/5/ rising 21.09% and the NASDAQ Composite Index/6/ rising 30.13%.

According to the National Bureau of Economic Research, the U.S. economy officially entered into recession in March 2001. In the past, recessions have lasted on average eleven months, which could mean we are nearing the end. Leading economic indicators continue to show signs of improvement, and the stock market, which has historically been a good forecaster of economic recovery, is showing signs of resilience. Moreover, with the surge in the money supply since September 11, a massive fiscal stimulus package, and unemployment claims coming down, the evidence for an economic recovery appears to be building faster than expected.

Portfolio Overview
Since inception, the Met/AIM Mid Cap Equity Portfolio posted a return of 10.26% compared to its benchmark, the Russell Mid Cap Index, which posted a return of 14.63%. Overweight positions and good stock selection in the Industrials, Materials, and Energy sectors were the primary positive contributors to the portfolio's relative performance. In addition, the fund posted positive returns in eight out of the nine sectors in which it had exposure. Since inception, portfolio managers have:

    1. Increased the portfolio's holdings in the Consumer Staples, Consumer Discretionary, and Financial sectors,
    2. Decreased the portfolio's weightings in the Health Care, Industrials, and Information Technology sectors,
    3. Held overweight positions in the Energy, Industrials and Material Sectors relative to the benchmark index, and
    4. Held underweight positions in the Financials, Information Technology and Telecommunication Services sectors relative to the benchmark index.

Outlook
Typically, stocks in the mid cap arena are niche players with a more domestic focus, and therefore have strong recovery prospects when markets rebound. The current outlook continues to be favorable as interest rates remain low and the economy begins to recover as tremendous fiscal and monetary stimulus has been injected into the economy. We expect U.S. GDP to be positive by the second half of 2002 and the market to advance in anticipation of this improving environment.

Paul J. Rasplicka
Robert A. Shelton
Ronald S. Sloan
Portfolio Managers
AIM Capital Management, Inc.

Top Ten Holdings by Market Value
As of 12/31/01

                                                Percent of
                             Description Net Assets
                     -------------------------------------
                     SPX Corp.                     2.11%
                     -------------------------------------
                     Ceridian Corp.                1.94%
                     -------------------------------------
                        Apogent Technologies, Inc. 1.94%
                     -------------------------------------
                     Quest Diagnostics, Inc.       1.74%
                     -------------------------------------
                     Convergys Corp.               1.74%
                     -------------------------------------
                     Odyssey Re Holdings Corp.     1.72%
                     -------------------------------------
                     Adolph Coors Co.--Class B     1.65%
                     -------------------------------------
                     Dover Corp.                   1.55%
                     -------------------------------------
                     Republic Services, Inc.       1.54%
                     -------------------------------------
                     Herman Miller, Inc.           1.51%
                     -------------------------------------

--------------------------------------------------------------------------------
Portfolio Sectors (% of portfolio market value)
As of 12/31/01

                                     [CHART]

                   Met/AIM Mid Cap Equity Portfolio
                   --------------------------------
Non-Cyclical                    35.0%
Industrial                      26.3%
Cyclical                        11.1%
Financial                       10.1%
Technology                       3.3%
Basic Materials                  4.9%
Energy                           4.5%
Utility                          2.5%
Communications                   2.3%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Met/AIM Mid Cap Equity Portfolio
                                                    For the year ended 12/31/01
Managed by AIM Capital Management, Inc.

Letter to Policyholders (continued)

--------------------------------------------------------------------------------


                 Met/AIM Mid Cap Equity Portfolio, managed by
            AIM Capital Management, Inc., vs. Russell Mid Cap Index
                           Growth Based on $10,000/3 /
                                     [CHART]

       Russell Mid      Met/AIM
       Cap Index/1/     Mid Cap
       -----------      -------
10/01    $10,000        $10,000
12/01     11,463         11,026



               --------------------------------------------------------------
                                                         Cumulative Return/2/
                                                           (For the period
                                                           ended 12/31/01)
               --------------------------------------------------------------
                                                         Since Inception/3/
               --------------------------------------------------------------
        --     Met/AIM Mid Cap Equity Portfolio--Class B        10.26%
               --------------------------------------------------------------
       - -     Russell Mid Cap Index/1/                         14.63%

               --------------------------------------------------------------

/1/The Russell Mid Cap Index is an unmanaged index and measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. As of the latest reconstitution, the average market capitalization was approximately $4.0 billion; the median market capitalization was approximately $2.9 billion.The largest company in the index had an approximate market capitalization of $12 billion. The Index does not include fees or expenses and is not available for direct investment.
/2/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not not indicate future results.
/3/Inception of Class B shares is 10/9/01. Index return is based on an inception date of 10/9/01. /4/ The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value. The Index does not include fees or expenses and is not available for direct investment.
/5/ The Russell 2000 Index is an unmanaged index and measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $530 million; the median market capitalization was approximately $410 million. The largest company in the index had an approximate market capitalization of $1.4 billion. The Index does not include fees or expenses and is not available for direct investment.
/6/ The NASDAQ Composite Index is a market-value weighted index of all common stocks listed on NASDAQ. Past performance does not guarantee future results. The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
State Street Research Concentrated International Portfolio
                                                    For the year ended 12/31/01
Managed by State Street Research & Management Company

Letter to Policyholders

--------------------------------------------------------------------------------



Investment Objective and Approach
Our objective is to produce investment returns substantially above those of the MSCI EAFE Index through bottom-up, fundamental stock research and security selection. We focus on identifying companies where our earnings estimates are above consensus, valuations are attractive, and price appreciation drivers are in place. We actively integrate risk management in our concentrated investment process and take a very patient and disciplined approach to trading. While country weights are a by-product of bottom-up security selection, we do pay attention to the relative weighting of significant benchmark constituent countries. The portfolio typically holds 25 to 35 securities and is fully invested.

International Equity Market Update
The MSCI EAFE Index/1/ rebounded in the fourth quarter, gaining 7.0% in U.S. dollar terms following a -14.0% decline in the third quarter. Finland and Sweden posted the best returns in Europe, while Hong Kong and Singapore performed strongly in the Pacific Basin. Japan lagged significantly, contributing to the United Kingdom becoming the largest component of the EAFE benchmark at year-end. Consumer Discretionary-led by the consumer durables & apparel and media industries--and Information Technology performed strongly in the fourth quarter, while the Utilities sector and pharmaceutical and biotechnology industries disappointed.

For the second consecutive year, the MSCI EAFE Index realized negative double-digit returns, as the benchmark declined -22.6% for the year. All of the benchmark constituents with the exception of Australia and New Zealand posted negative returns in 2001. None of the sectors or industries within the Index posted positive returns for the year. Energy and retail posted the best performance, both down -5% for the year. Local currency returns were dampened when translated to U.S. dollar returns, as a stronger U.S. dollar impaired U.S. dollar return comparisons for the fourth quarter and the year.

The MSCI Europe Index rose 10.0% in the fourth quarter, primarily on the strength of the Nordic countries, as the MSCI Nordic Index was up 27.7% in the period. Fourth quarter returns for the MSCI Germany, France and U.K. indices were 17.0%, 11.6% and 6.6% respectively in U.S. dollar terms. For the year, the MSCI Europe Index lost -19.9% as the core MSCI national indices of Germany, France, Switzerland and Italy declined between -21% and -26%. The year 2001 was one of the worst years on record for European stock markets as Telecom, Media and Technology (TMT) sold off dramatically. For the year, Germany's DAX was off -19.8%, France's CAC 40 was down -20%, and the U.K. FTSE returned -16.2%, its worst annual performance since its inception in 1983.

The MSCI Pacific Free Index fell -0.6% in U.S. dollar terms during the fourth quarter, significantly lagging the 19.9% return of the MSCI Pacific Free ex-Japan Index. Hong Kong and Singapore performed strongly, while Japan continues to confront significant challenges to economic and capital market recovery; unemployment is at a record 5.4%, manufacturing capacity is abundant, and the banking system must still deal with an increasing number of bankruptcies. For the year, Japan also impacted significantly on the region, as the Pacific Free ex-Japan Index (-9.9%) outperformed the Pacific Free Index by over 15 percentage points.

The MSCI Emerging Markets Index gained 26.6% in the fourth quarter, with regional returns ranging between 22.5% (Latin America) and 42.7% (Europe). For the year, the Index gained 7.6% in local currency terms--but was down -2.6% in U.S. dollars--as most emerging market currencies lost value relative to the U.S. dollar.

Performance Summary
Since its inception in October, the Concentrated International Portfolio has significantly outperformed the MSCI EAFE Index returning 9.7% versus the benchmark return of 3.8%. Several holdings across sectors in the portfolio posted strong gains, driving absolute returns and relative performance for the period.

Portfolio Review
Among consumer-oriented holdings, automobile airbag manufacturer Autoliv was one of the top performing holdings in the period. Shares in the firm appreciated as investors realized that concerns over slowing global auto sales that drove shareprice down in the previous quarter were overdone. Disappointing performance of Sekisui Chemical, down -8%, was compensated for by our investment in Phillips Electronics, up 53%. European retailers Marks & Spencer and Swatch provided good gains, while Japan-based Ryohin Keikaku and World lagged. Negative returns from food & drug retailers Boots and Familymart were countered by Tate and Lyle, the U.K. food products company which gained 19% in the period.

Our investment in Swedish bank Skandinaviska Enskilda Banken--which was up 30% versus 6% for the peer group--and avoidance of Mizuho and Sumitomo Mitsui in Japan--each down over -40%--contributed significantly to the portfolio's success this period. Another top contributor to performance for the period was U.K.-based industrial conglomerate Invensys. The stock appreciated over 90% as investors reacted favorably to speculation that the company may dispose of its industrial batteries and flow control business units and were less concerned about the firm's potential of breaching debt covenants. Our avoidance of underperforming benchmark constituents Novartis and GlaxoSmithKline in the pharmaceutical industry also aided relative results.

The portfolio enjoyed great success in technology and telecommunications-oriented investments since inception, boasting some of the top contributors for the period. The portfolio's large position in Nokia proved successful, as the stock benefited from better than expected third quarter results. Shares in Celestica rose considerably, as increased outsourcing demand benefited this Canadian holding. The portfolio's Japanese electronics names TDK and Murata Manufacturing and Norwegian telecom Telenor also aided results, as did our avoidance of Nippon Telephone--which was down over -30% in the period.

Exposure to the Energy sector dampened results, as oil & gas holdings CNOOC and BP posted negative returns. The portfolio's exposure to paper & forest products, however, was beneficial, as Canadian-based Domtar and Finland's Stora Enso posted strong returns. Domtar gained 38% on expectations of improved pricing for uncoated freesheet paper. Our position in the lagging Japanese chemicals firm Kaneka dampened results.

While the portfolio's country and sector exposures are primarily a result of the bottom-up stock selection process, the impact of these exposures on the portfolio can be meaningful. For the period, the portfolio benefited from overweights to top-performing Finland and Sweden and an underweight to the worst-performing Japanese market. Our exposure to Canada, a non-EAFE country, also proved additive. The portfolio's overweights to the three best performing sectors--Information Technology, Consumer Discretionary, and Materials--and underweights to the two weakest sectors--Utilities and Health Care helped returns.

Current Outlook and Portfolio Positioning
We expect the U.S. to lead the global economic recovery in the second half of 2002, followed about six months later by Europe. The European economic recovery will be discounted by different sectors of the equity markets as we progress through 2002. Japan's economic and stock market recovery hinges on whether the government can get the political support to resolve the banks' non-performing loan problem. Without further definitive progress on this issue, the stock market is likely to weaken further in the first half of 2002, due to negative sentiment from an acceleration of corporate bankruptcies and intensified selling of corporate cross-shareholdings. As we construct the portfolio from the bottom up, we favor select industrial, consumer, and technology and telecom-oriented names over consumer cyclical, defensive, and interest-sensitive stocks. We also look to reduce our exposure to Japanese stocks in favor of European names.

Based on our outlook for increased spending in technology and telecommunications, we initiated positions in Swiss telecom Swisscom and U.K. software company The Sage Group. During the quarter, we took profits in Celestica and Orange. We also eliminated several technology-oriented Japanese holdings, to add Advantest, Murata Manufacturing, TDK, and Tokyo Electronics. Among industrials, we favor early cyclicals and have added Volvo and Invensys to the portfolio. Among consumer-oriented names, we sold our holdings in Familymart and Ryohin Keikaku in Japan and Dutch brewer Heineken and initiated positions in Iceland Group, Swatch, and Tate & Lyle in Europe and World in Japan.

Eleanor H. Marsh
Portfolio Manager
State Street Research & Management Company

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
State Street Research Concentrated International Portfolio
                                                    For the year ended 12/31/01
Managed by State Street Research & Management Company

Letter to Policyholders (continued)

--------------------------------------------------------------------------------


    State Street Research Concentrated International Portfolio, managed by
        State Street Research & Management Company, vs MSCI EAFE Index
                           Growth Based on $10,000/3/
                                     [CHART]



                  MSCI        SSR Concentrated
                  EAFE       International Fund
                -------           -------
10/01           $10,000           $10,000
12/01            10,380            10,969


Top Ten Holdings by Market Value
As of 12/31/01

                                                        Percent
                                                        of Net
                 Description                            Assets
                 ----------------------------------------------
                 Nokia Oyj                               6.23%
                 ----------------------------------------------
                 Stora Enso Oyj--R Shares                4.91%
                 ----------------------------------------------
                 Autoliv, Inc.                           4.68%
                 ----------------------------------------------
                 Skandinaviska Enskilda Banken AB (SEB)  4.66%
                 ----------------------------------------------
                 Domtar, Inc.                            3.58%
                 ----------------------------------------------
                 Fortis                                  3.56%
                 ----------------------------------------------
                 BP Plc                                  3.52%
                 ----------------------------------------------
                 Invensys Plc                            3.23%
                 ----------------------------------------------
                 Norsk Hydro ASA                         3.21%
                 ----------------------------------------------
                 Swatch Group AG                         3.17%
                 ----------------------------------------------

    ------------------------------------------------------------------
                                            Cumulative Return/2/
                                       (for the period ended 12/31/01)
    ------------------------------------------------------------------
                                             Since Inception/3/
    ------------------------------------------------------------------
--  State Street Research Concentrated
    International Portfolio--Class B                9.69%
    ------------------------------------------------------------------
- - MSCI EAFE Index/1/                              3.80%
    ------------------------------------------------------------------

--------------------------------------------------------------------------------
Country Allocation (% of portfolio market value)
As of 12/31/01
                                     [CHART]

                          State Street Research
                           Concentrated International
                        --------------------------
United Kingdom                  28.6%
Sweden                          12.4%
Finland                         12.0%
Switzerland                      8.7%
Netherlands                      7.2%
Japan                            7.0%
Norway                           6.6%
Denmark                          5.5%
Canada                           3.9%
Other                            8.1%


/1/The Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE Index) is an unmanaged index and is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. The Index does not include fees or expenses and is not available for direct investment.
/2/"Cumulative Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results./ / /3/Inception of Class B shares is 10/9/01. Index return is based on an inception date of 10/9/01. Past performance does not guarantee future results. The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
J.P. MORGAN SMALL CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS
December 31, 2001
(Percentage of Net Assets)

       -----------------------------------------------------------------
       Security                                                Value
       Description                                   Shares   (Note 2)
       -----------------------------------------------------------------

       Common Stocks - 96.4%
       Advertising - 0.3%
       Getty Images, Inc.*..........................   4,825 $   110,878
       Key3Media Group, Inc.*.......................  15,350      81,816
       Obie Media Corp.*............................  14,100      38,775
                                                             -----------
                                                                         231,469
                                                             -----------
       Aerospace & Defense - 0.7%
       Alliant Techsystems, Inc.*...................   5,125     395,650
       DRS Technologies, Inc.*......................   3,150     112,298
                                                             -----------
                                                                         507,948
                                                             -----------
       Apparel Retailers - 0.8%
       AnnTaylor Stores Corp.*......................   8,925     312,375
       Hot Topic, Inc.*(a)..........................   8,575     269,169
                                                             -----------
                                                                         581,544
                                                             -----------
       Automotive - 2.6%
       American Axle & Manufacturing Holdings, Inc.*   5,924     126,655
       Federal Signal Corp.(a)......................  15,800     351,866
       Monaco Coach Corp.*(a).......................  16,625     363,589
       National R.V. Holdings, Inc.*................  22,975     225,155
       Navistar International Corp.(a)..............   6,150     242,925
       Oshkosh Truck Corp.(a).......................   8,800     429,000
       Superior Industries International, Inc.......   6,200     249,550
                                                             -----------
                                                                       1,988,740
                                                             -----------
       Banking - 5.7%
       American Capital Strategies, Ltd.............  11,575     328,151
       Banner Corp..................................   9,299     157,246
       City National Corp.(a).......................  19,050     892,492
       Community Bank System, Inc...................   4,000     104,800
       Cullen/Frost Bankers, Inc....................   5,925     182,964
       Irwin Financial Corp.(a).....................  11,675     198,475
       Medallion Financial Corp.....................  34,800     274,920
       MicroFinancial, Inc..........................   7,300      74,825
       Net.B@nk, Inc.*(a)...........................  40,205     421,348
       Pacific Century Financial Corp...............  16,375     423,949
       R&G Financial Corp. - Class B................  13,400     229,676
       Silicon Valley Bancshares*(a)................   5,250     140,333
       Southwest Bancorp. of Texas, Inc.*...........   6,700     202,809
       Waypoint Financial Corp......................  14,600     220,168
       West Coast Bancorp...........................   5,425      75,516
       Westamerica Bancorp..........................   9,450     373,937
       Wintrust Financial Corp......................   2,875      87,889
                                                             -----------
                                                                       4,389,498
                                                             -----------
       Beverages, Food & Tobacco - 0.9%
       Dean Foods Co.*(a)...........................   6,325     431,365
       Dreyer's Grand Ice Cream, Inc.(a)............   1,850      71,243
       Robert Mondavi Corp. (The) - Class A*(a).....   4,390     166,820
                                                             -----------
                                                                         669,428
                                                             -----------

       -----------------------------------------------------------------
       Security                                                Value
       Description                                   Shares   (Note 2)
       -----------------------------------------------------------------

       Building Materials - 2.2%
       Dal-Tile International, Inc.*................  23,025 $   535,331
       Elcor Corp...................................  16,300     452,977
       Encompass Services Corp.*....................  63,400     183,860
       Omnicare, Inc.(a)............................  22,300     554,824
                                                             -----------
                                                                       1,726,992
                                                             -----------
       Chemicals - 3.2%
       Albemarle Corp.(a)...........................  19,400     465,600
       Cytec Industries, Inc.*......................  14,575     393,525
       Eden Bioscience Corp.*.......................   5,500      27,885
       Gentex Corp.*................................  11,950     319,424
       Millennium Chemicals, Inc....................   9,000     113,400
       Olin Corp....................................  21,475     346,606
       OM Group, Inc................................   6,875     455,056
       Wellman, Inc.................................  22,946     355,434
                                                             -----------
                                                                       2,476,930
                                                             -----------
       Commercial Services - 6.5%
       Administaff, Inc.*(a)........................   7,725     211,742
       Advanced Marketing Services, Inc.............   4,950      90,338
       AMN Healthcare Services, Inc.*(a)............   9,950     272,630
       Core Laboratories N.V.*......................  15,950     223,619
       CuraGen Corp.*...............................   6,400     143,168
       DiamondCluster International, Inc. - Class A*  20,375     266,912
       Diversa Corp.*...............................   5,100      72,165
       Education Management Corp.*..................   4,015     145,544
       Isis Pharmaceuticals, Inc.*..................  14,900     330,631
       ITT Educational Services, Inc.*..............  12,700     468,249
       Maxygen, Inc.*...............................   6,400     112,448
       NDCHealth Corp...............................   5,450     188,297
       On Assignment, Inc.*.........................  38,375     881,474
       Plexus Corp.*(a).............................   6,625     175,960
       Stericycle, Inc.*............................   5,294     322,299
       Tier Technologies, Inc. - Class B*(a)........  13,668     294,682
       Trimeris, Inc.*(a)...........................   5,075     228,223
       Waste Connections, Inc.*.....................  10,300     319,197
       Weight Watchers Intl., Inc.*.................   9,325     315,371
                                                             -----------
                                                                       5,062,949
                                                             -----------
       Communications - 2.0%
       Advanced Fibre Communications, Inc.*.........  18,850     333,079
       Alamosa Holdings, Inc.*......................  18,125     216,231
       Anaren Microwave, Inc.*......................   4,700      81,404
       CommScope, Inc.*.............................   5,950     126,557
       Corvis Corp.*(a).............................  23,500      75,905
       Crown Castle International Corp.*(a).........  19,075     203,721
       Enterasys Networks, Inc.*....................  20,650     182,753
       Foundry Networks, Inc.*(a)...................   7,350      59,903
       Polycom, Inc.*(a)............................   5,530     188,407
       SafeNet, Inc.*(a)............................   5,729     108,507
                                                             -----------
                                                                       1,576,467
                                                             -----------

                        See notes to financial statements
                                43

MET INVESTORS SERIES TRUST
J.P. MORGAN SMALL CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)


        ---------------------------------------------------------------
        Security                                              Value
        Description                                 Shares   (Note 2)
        ---------------------------------------------------------------

        Computer Software & Processing - 7.4%
        Activision, Inc.*(a).......................   8,200 $   213,282
        Alliance Data Systems Corp.*...............  12,000     229,800
        Aspen Technology, Inc.*(a).................   5,300      89,040
        BAM! Entertainment, Inc.*..................   5,950      49,445
        Borland Software Corp.*(a).................  40,125     628,357
        Centillium Communications, Inc.*...........  16,550     130,083
        Eclipsys Corp.*(a).........................  10,550     176,713
        eFunds Corp.*..............................  12,675     174,281
        Espeed, Inc. - Class A*....................  40,200     332,856
        HNC Software, Inc..........................  17,842     367,545
        Innovative Solutions and Support, Inc.*....  14,000     108,780
        Micromuse, Inc.*...........................   4,700      70,500
        Netegrity, Inc.*(a)........................  17,075     330,572
        NetIQ Corp.*(a)............................  11,925     420,475
        Precise Software Solutions, Ltd.*(a).......  20,863     431,030
        Quovadx, Inc.*.............................  17,018     155,715
        Retek, Inc.*(a)............................  13,150     392,790
        Simplex Solutions, Inc.*(a)................   6,175     102,196
        SmartForce Plc (ADR)*(a)...................   9,475     234,506
        SonicWALL, Inc.*(a)........................  23,675     460,242
        Source Information Management Co. (The)*(a)  32,400     172,692
        THQ, Inc.*.................................   3,359     162,811
        Tumbleweed Communications Corp.*...........  18,100     107,514
        Witness Systems, Inc.*.....................  18,000     239,760
                                                            -----------
                                                                       5,780,985
                                                            -----------
        Computers & Information - 0.4%
        MCSi, Inc.*(a).............................   3,375      79,144
        Mercury Computer Systems, Inc.*............   5,116     200,087
        SanDisk Corp.*(a)..........................   2,250      32,400
                                                            -----------
                                                                         311,631
                                                            -----------
        Containers & Packaging - 0.5%
        Pactiv Corp.*..............................  23,750     421,563
                                                            -----------
        Cosmetics & Personal Care - 0.8%
        Alberto Culver Co. - Class B(a)............  14,575     652,085
                                                            -----------
        Electric Utilities - 2.6%
        ALLETE, Inc................................  11,275     284,130
        Cleco Corp.................................  43,675     959,540
        CMS Energy Corp.(a)........................  33,175     797,195
                                                            -----------
                                                                       2,040,865
                                                            -----------
        Electrical Equipment - 0.6%
        Capstone Turbine Corp.*....................  45,300     245,073
        Mykrolis Corp.*............................   8,100     129,600
        REMEC, Inc.*(a)............................  11,125     111,139
                                                            -----------
                                                                         485,812
                                                            -----------
        Electronics - 4.1%
        ANADIGICS, Inc.*(a)........................  14,000     213,500
        ATMI, Inc.*(a).............................   6,800     162,180
        AXT, Inc...................................   9,500     137,085

          ------------------------------------------------------------
          Security                                           Value
          Description                              Shares   (Note 2)
          ------------------------------------------------------------

          Electronics - continued
          DDi Corp.*..............................  21,125 $   207,870
          Exar Corp.*.............................  18,025     375,821
          hi/fn, Inc.*............................  16,300     235,861
          Integrated Circuit Systems, Inc.*(a)....   6,375     144,011
          Kopin Corp.*............................  18,034     252,476
          LTX Corp.*..............................   5,400     113,076
          Oak Technology, Inc.*(a)................   6,250      85,938
          Photronics, Inc.*(a)....................  12,125     380,119
          Power-One, Inc.*(a).....................  31,825     331,298
          Silicon Image, Inc.*....................  16,300      61,288
          Silicon Storage Technology, Inc.*.......   5,300      51,092
          Stratos Lightwave, Inc.*................  39,600     243,540
          TriQuint Semiconductor, Inc.*(a)........  11,700     143,442
          Veeco Industries, Inc.*(a)..............   2,125      76,606
                                                           -----------
                                                                       3,215,203
                                                           -----------
          Entertainment & Leisure - 2.8%
          Bally Total Fitness Holdings Corp.*(a)..   7,646     164,848
          Concord Camera Corp.*...................  23,500     186,120
          JAKKS Pacific, Inc.*(a).................  20,850     395,107
          Penn National Gaming, Inc.*(a)..........  20,875     633,347
          Six Flags, Inc.*(a).....................  24,275     373,350
          WMS Industries, Inc.*...................  20,375     407,500
                                                           -----------
                                                                       2,160,272
                                                           -----------
          Financial Services - 3.4%
          Allied Capital Corp.....................  22,000     572,000
          American Home Mortgage Holdings, Inc.(a)  16,300     197,230
          Ameritrade Holding Corp. - Class A*.....  74,175     439,116
          Annaly Mortgage Management, Inc.........  15,450     247,200
          Doral Financial Corp....................  13,400     418,214
          Gladstone Capital Corp..................   9,175     169,737
          New Century Financial Corp.*(a).........   6,175      83,548
          Ocwen Financial Corp.*..................  58,175     493,324
                                                           -----------
                                                                       2,620,369
                                                           -----------
          Forest Products & Paper - 2.0%
          Aracruz Celulose S.A. (ADR)(a)..........  17,900     325,422
          Buckeye Technologies, Inc.*(a)..........  38,725     445,337
          Caraustar Industries, Inc...............  46,400     321,552
          Domtar, Inc. (Canada)(a)................     900       9,072
          Universal Forest Products, Inc..........  21,100     441,623
                                                           -----------
                                                                       1,543,006
                                                           -----------
          Health Care Providers - 1.4%
          Accredo Health, Inc.*...................   6,525     259,042
          LifePoint Hospitals, Inc.*..............   9,000     306,360
          RehabCare Group, Inc.*(a)...............   2,400      71,040
          Triad Hospitals, Inc.*(a)...............  14,300     419,705
                                                           -----------
                                                                       1,056,147
                                                           -----------
          Heavy Machinery - 4.6%
          Applied Industrial Technologies, Inc....  19,750     368,338

                        See notes to financial statements

MET INVESTORS SERIES TRUST
J.P. MORGAN SMALL CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)


         -------------------------------------------------------------
         Security                                            Value
         Description                               Shares   (Note 2)
         -------------------------------------------------------------

         Heavy Machinery - continued
         Asyst Technologies, Inc.*(a).............  21,750 $   277,530
         Flowserve Corp.*(a)......................  24,850     661,258
         FMC Technologies, Inc.*(a)...............   4,010      65,965
         IDEX Corp.(a)............................  15,625     539,062
         McDermott International, Inc.*...........  61,725     757,366
         Optimal Robotics Corp. - Class A*(a).....   7,025     249,036
         PRI Automation, Inc.*(a).................   6,205     126,892
         W-H Energy Services, Inc.*...............   7,775     148,114
         WD-40 Co.................................  15,100     402,415
                                                           -----------
                                                                       3,595,976
                                                           -----------
         Home Construction, Furnishings & Appliances - 0.7%
         Herman Miller, Inc.......................   5,600     132,496
         York International Corp.(a)..............  11,775     448,981
                                                           -----------
                                                                         581,477
                                                           -----------
         Household Products - 0.5%
         Furniture Brands International, Inc.*....  11,025     353,021
         GenTek Inc...............................  40,820      69,802
                                                           -----------
                                                                         422,823
                                                           -----------
         Industrial - Diversified - 1.2%
         Symyx Technologies, Inc.*................  17,600     373,824
         Valmont Industries, Inc..................  40,800     589,968
                                                           -----------
                                                                         963,792
                                                           -----------
         Insurance - 4.3%
         First American Corp......................   2,875      53,878
         HCC Insurance Holdings, Inc.(a)..........  11,925     328,534
         Hooper Holmes, Inc.......................  65,500     586,225
         Protective Life Corp.....................  23,600     682,748
         StanCorp Financial Group, Inc............  17,525     828,056
         W.R. Berkley Corp........................  16,125     865,912
                                                           -----------
                                                                       3,345,353
                                                           -----------
         Lodging - 0.6%
         Station Casinos, Inc.*(a)................  38,680     432,829
                                                           -----------
         Media - Broadcasting & Publishing - 2.4%
         Cablevision Systems Corp. - Rainbow Media
           Group*(a)..............................  13,625     336,537
         Crown Media Holdings, Inc. - Class A*....  10,900     123,061
         Hearst Argyle Television, Inc.*..........  23,050     496,958
         Information Holdings, Inc.*(a)...........   7,250     205,248
         Insight Communications Co., Inc.*(a).....  28,875     697,620
                                                           -----------
                                                                       1,859,424
                                                           -----------
         Medical Supplies - 6.0%
         August Technology Corp.*.................  18,200     200,928
         BioSphere Medical, Inc.*.................  11,475     129,323
         Bruker Daltonics, Inc.*(a)...............   7,700     125,895
         Coherent, Inc.*..........................  17,425     538,781
         Cyberonics, Inc.*........................  11,400     302,442
         Enzon, Inc.*.............................   2,700     151,956
         Hologic, Inc.*...........................   7,000      65,030

          -----------------------------------------------------------
          Security                                          Value
          Description                             Shares   (Note 2)
          -----------------------------------------------------------

          Medical Supplies - continued
          i-STAT Corp.*(a).......................  24,000 $   189,360
          Integra LifeSciences Holdings*.........   5,750     151,455
          Meade Instruments Corp.*...............  28,000     100,240
          Mettler-Toledo International, Inc.*....   6,400     331,840
          Millipore Corp.........................   5,450     330,815
          Priority Healthcare Corp. - Class B*...  14,425     507,616
          Roper Industries, Inc.(a)..............  12,000     594,000
          STAAR Surgical Co.*....................  21,500      82,775
          Techne Corp.*..........................   3,975     146,479
          Therma-Wave, Inc.*.....................   7,800     116,376
          Transgenomic, Inc.*(a).................  10,400     114,400
          Unilab Corp.*..........................  17,631     442,538
                                                          -----------
                                                                       4,622,249
                                                          -----------
          Metals - 1.4%
          Mueller Industries, Inc.*..............  19,125     635,906
          Reliance Steel & Aluminum Co...........  18,025     473,156
                                                          -----------
                                                                       1,109,062
                                                          -----------
          Miscellaneous - 0.1%
          Armor Holdings, Inc.*..................   3,225      87,043
                                                          -----------
          Oil & Gas - 3.7%
          Abraxas Petroleum Corp.*............... 102,000     134,640
          Atmos Energy Corp......................  33,800     718,250
          Chesapeake Energy Corp.*(a)............  27,825     183,923
          Energen Corp...........................   2,925      72,101
          Global Industries, Ltd.*...............  16,700     148,630
          Gulf Island Fabrication, Inc.*.........  10,650     133,232
          Spinnaker Exploration Co.*.............  21,450     882,882
          Stone Energy Corp.*....................   6,950     274,525
          Western Gas Resources, Inc.............   2,475      79,992
          Westport Resources Corp.*..............  12,325     213,839
                                                          -----------
                                                                       2,842,014
                                                          -----------
          Pharmaceuticals - 4.7%
          Abgenix, Inc.*.........................   5,450     183,338
          Adolor Corp.*..........................   6,100     109,495
          Amylin Pharmaceuticals, Inc.*..........   9,900      90,486
          Charles River Laboratories Intl., Inc.*  24,700     826,956
          ImmunoGen, Inc.*.......................   6,800     112,744
          InterMune, Inc.*.......................   2,175     107,141
          La Jolla Pharmaceutical Co.*...........  21,500     192,210
          Ligand Pharmaceuticals, In - Class B*..  27,150     485,985
          Medarex, Inc.*(a)......................   7,450     133,802
          Neurocrine Biosciences, Inc.*(a).......  17,025     873,553
          OSI Pharmaceuticals, Inc.*(a)..........   4,300     196,682
          Taro Pharmaceutical Industries, Ltd.
            (Israel)*(a).........................   3,250     129,837
          Xoma, Ltd.*............................  25,034     246,585
                                                          -----------
                                                                       3,688,814
                                                          -----------

                        See notes to financial statements

MET INVESTORS SERIES TRUST
J.P. MORGAN SMALL CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)


       ------------------------------------------------------------------
       Security                                                 Value
       Description                                     Shares  (Note 2)
       ------------------------------------------------------------------

       Real Estate - 5.9%
       America First Mortgage Investments, Inc. (REIT)  8,075 $    70,656
       Anworth Mortgage Asset Corp. (REIT)............  5,300      48,230
       CarrAmerica Realty Corp. (REIT)(a).............  4,500     135,450
       Centerpoint Properties Corp. (REIT)............ 12,507     622,849
       Chelsea Property Group, Inc. (REIT)............  2,700     132,570
       Cousins Properties, Inc. (REIT)................ 23,014     560,621
       FBR Asset Investment Corp. (REIT)..............  9,240     259,644
       General Growth Properties, Inc. (REIT)(a)...... 13,005     504,594
       Highwoods Properties, Inc. (REIT)..............  5,200     134,940
       Home Properties of New York, Inc. (REIT).......  4,200     132,720
       Mission West Properties, Inc. (REIT)........... 17,910     227,815
       Post Properties, Inc. (REIT)...................  3,700     131,387
       Prentiss Properties Trust (REIT)............... 18,903     518,887
       United Dominion Reality Trust, Inc. (REIT)..... 25,610     368,784
       Ventas, Inc. (REIT)............................ 26,839     308,649
       Weingarten Reality Investors (REIT)............  9,302     446,496
                                                              -----------
                                                                       4,604,292
                                                              -----------
       Restaurants - 1.7%
       AFC Enterprises, Inc.*......................... 29,050     824,729
       CEC Entertainment, Inc.*....................... 10,550     457,765
                                                              -----------
                                                                       1,282,494
                                                              -----------
       Retailers - 2.4%
       1-800-FLOWERS.COM, Inc.*....................... 14,475     225,810
       Alloy Online, Inc.*(a)......................... 14,200     305,726
       Cost Plus, Inc.*(a)............................ 14,350     380,275
       Duane Reade, Inc.*(a)..........................  9,900     300,465
       Linens ' n Things, Inc.*.......................  6,375     162,562
       Pier 1 Imports, Inc............................  3,475      60,257
       School Specialty, Inc.*........................ 17,600     402,688
                                                              -----------
                                                                       1,837,783
                                                              -----------
       Telephone Systems - 0.5%
       Boston Communications Group, Inc.*............. 22,075     250,551
       ITXC Corp.*(a)................................. 22,400     161,056
                                                              -----------
                                                                         411,607
                                                              -----------
       Textiles, Clothing & Fabrics - 2.2%
       Coach, Inc.*...................................  8,450     329,381
       Genesco, Inc.*(a).............................. 17,700     367,452
       Mohawk Industries, Inc.*(a)....................  6,550     359,464
       Reebok International, Ltd.*....................  2,775      73,538
       Skechers U.S.A., Inc - Class A*(a)............. 14,600     213,452
       Tommy Hilfiger Corp.*.......................... 10,475     144,031
       Vans, Inc.*.................................... 17,575     223,905
                                                              -----------
                                                                       1,711,223
                                                              -----------

     ---------------------------------------------------------------------
     Security                                                   Value
     Description                                   Shares      (Note 2)
     ---------------------------------------------------------------------

     Transportation - 2.6%
     Arkansas Best Corp.*.......................       5,075 $    146,262
     Forward Air Corp.*(a)......................       9,600      325,632
     GATX Corp.(a)..............................      25,800      839,016
     Werner Enterprises, Inc....................      22,775      553,432
     Willis Lease Finance Corp.*................      35,900      166,580
                                                             ------------
                                                                       2,030,922
                                                             ------------
     Total Common Stocks (Cost $75,759,095)                    74,929,080
                                                             ------------
                                                             ------------
     ---------------------------------------------------------------------
                                                 Par/Shares
                                                   Amount
     ---------------------------------------------------------------------

     Short-Term Investments - 28.4%
     State Street Bank and Trust Co., Repurchase
       Agreement, dated 12/31/01 at 0.50% to be repurchased at $2,377,066 on
       1/02/02 collateralized by $2,425,000 FFCB 2.95% due 06/27/03 with a value of
       $2,428,031............................... $ 2,377,000    2,377,000
     State Street Navigator Securities Lending
       Portfolio(b).............................  19,649,803   19,649,803
                                                             ------------
     Total Short-Term Investments
     (Cost $22,026,803)                                        22,026,803
                                                             ------------

     TOTAL INVESTMENTS - 124.8%
     (Cost $97,785,898)                                        96,955,883

     Other Assets and Liabilities (net) - (24.8%)             (19,265,487)
                                                             ------------

     TOTAL NET ASSETS - 100.0%                               $ 77,690,396
                                                             ============

Portfolio Footnotes:

* Non-income producing security.

(a) All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

REIT - Real Estate Investment Trust

ADR - American Depositary Receipt

FFCB - Federal Farm Credit Bank

                        See notes to financial statements

MET INVESTORS SERIES TRUST
J.P. MORGAN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS
December 31, 2001
(Percentage of Net Assets)


        ----------------------------------------------------------------
        Security                                   Par         Value
        Description                               Amount      (Note 2)
        ----------------------------------------------------------------

        Domestic Bonds & Debt Securities - 94.0%
        Agricultural Machinery - 0.1%
        Lockheed Martin Corp. 8.500%, due
          12/01/29(d).......................... $   100,000 $    119,741
                                                            ------------
        Asset Backed Securities - 7.2%
        AmeriCredit Auto Receivable Trust
          1999-B A4 5.960%, due 03/12/06(d)....   2,500,000    2,567,341
        Citibank Credit Card Master Trust
         5.500%, due 02/15/06(d)...............     360,000      372,995
         6.150%, due 03/10/11(d)...............   1,230,000    1,241,921
        Daimler Chrysler Auto Trust
         6.810%, due 07/06/03(a)(d)............     903,562      911,770
         6.160%, due 01/08/06(d)...............   3,000,000    3,147,646
        Fleet Credit Card Master Trust 7.020%,
          due 02/15/08(d)......................     340,000      365,151
        MBNA Master Credit Card Trust 6.900%,
          due 01/15/08(d)......................      60,000       64,235
        Peco Energy Transition Trust 5.800%,
          due 03/01/07(d)......................     500,000      522,923
        UBS PFD Funding Trust 8.622%, due
          10/29/49(d)..........................     410,000      457,065
                                                            ------------
                                                                       9,651,047
                                                            ------------
        Automotive - 2.2%
        Daimler Chrysler North America Holdings
          8.500%, due 01/18/31(d)..............     210,000      224,806
        Ford Motor Co. 7.450%, due
          07/16/31(d)..........................     140,000      128,627
        Ford Motor Credit Co.
         7.875%, due 06/15/10(d)...............   1,250,000    1,269,631
         7.375%, due 02/01/11(d)...............     315,000      310,103
        General Motors Corp.
         7.200%, due 01/15/11(d)...............     605,000      607,115
         6.875%, due 09/15/11(d)...............     340,000      333,630
                                                            ------------
                                                                       2,873,912
                                                            ------------
        Banking - 4.8%
        Abbey National Capital Trust I 8.963%,
          due 06/30/02(d)......................     195,000      220,980
        Bank of America Corp. 7.400%, due
          01/15/11(a)(d).......................     535,000      574,588
        Bank One Capital III 8.750%, due
          09/01/30(d)..........................     195,000      216,258
        Bank One Corp. 7.875%, due
          08/01/10(d)..........................      40,000       44,114
        BNP Paribas Capital Trust 9.003%, due
          06/30/02 (144A)(b)(d)................     160,000      180,469
        Dresdner Funding Trust I 8.151%, due
          06/30/31 (144A)(b)(d)................     140,000      149,825
        First Union National Bank 7.800%, due
          08/18/10(d)..........................     540,000      593,805
        Fleet Boston Corp. 7.375%, due
          12/01/09(a)(d).......................     125,000      133,490

        ----------------------------------------------------------------
        Security                                   Par         Value
        Description                               Amount      (Note 2)
        ----------------------------------------------------------------

        Banking - continued
        Fleet Capital Ltd. 7.920%, due
          12/11/26(d).......................... $   225,000 $    223,241
        Household Finance Corp. 6.750%, due
          05/15/11(d)..........................     395,000      393,443
        HSBC Cap Funding LP 9.547%, due
          06/30/10 (144A)(b)(d)................     420,000      486,953
        ING Capital Funding Trust III 8.439%,
          due 12/29/49(d)......................     450,000      491,969
        NiSource Finance Corp. 7.875%, due
          11/15/10(d)..........................     150,000      155,485
        Qwest Capital Funding, Inc. 7.250%, due
          02/15/11 (A)(a)(d)...................     430,000      419,709
        Suntrust Bank 6.375%, due
          04/01/11(d)..........................     205,000      208,517
        Wachovia Corp. 6.700%, due
          06/21/04(d)..........................   1,500,000    1,586,110
        Washington Mutual Bank FA 6.875%, due
          06/15/11(d)..........................     165,000      169,605
        Wells Fargo Bank NA 6.450%, due
          02/01/11(d)..........................     140,000      143,192
                                                            ------------
                                                                       6,391,753
                                                            ------------
        Beverages, Food & Tobacco - 0.7%
        Kellogg Co. 6.600%, due 04/01/11
          (144A)(b)(d).........................     730,000      751,550
        Smithfield Foods, Inc. 7.625%, due
          02/15/08(d)..........................     175,000      172,375
                                                            ------------
                                                                         923,925
                                                            ------------
        Chemicals - 0.2%
        Lyondell Chemical Co. 9.875%, due
          05/01/07(d)..........................     235,000      236,762
        Rohm & Haas Co. 7.850%, due
          07/15/29(d)..........................      85,000       94,952
                                                            ------------
                                                                         331,714
                                                            ------------
        Collateralized Mortgage Obligations - 8.7%
        Banc of America Commercial Mortgage,
          Inc. 7.109%, due 11/15/08(d).........     195,196      207,193
        Credit Suisse First Boston Mortgage
          Securities Corp.
         5.435%, due 09/15/34(d)...............   2,800,000    2,651,175
         6.380%, due 12/16/35(d)...............     175,000      177,147
         7.290%, due 09/15/41(d)...............   3,070,000    3,285,881
         7.545%, due 04/14/62(d)...............   2,000,000    2,167,444
        First Union-Lehman Brothers Commercial
          Mortgage Trust 6.600%, due
          11/18/29(d)..........................     240,000      251,475
        Morgan Stanley Dean Witter Capital I
          6.390%, due 10/15/35(d)..............   2,800,000    2,831,063
                                                            ------------
                                                                      11,571,378
                                                            ------------

                        See notes to financial statements

MET INVESTORS SERIES TRUST
J.P. MORGAN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)


        ---------------------------------------------------------------
        Security                                  Par         Value
        Description                              Amount      (Note 2)
        ---------------------------------------------------------------

        Commercial Services - 0.1%
        Iron Mountain, Inc. 8.625%, due
          04/01/13(d)......................... $   120,000 $    125,400
                                                           ------------
        Communications - 1.2%
        American Tower Corp. 9.375%, due
          02/01/09(a)(d)......................     125,000      101,250
        Cingular Wireless 6.500%, due 12/15/11
          (144A)(b)(d)........................     285,000      289,275
        McLeodUSA, Inc. 11.375%, due
          01/01/09(a)(d)......................      80,000       18,400
        Nextel Communications, Inc.
         9.375%, due 11/15/09(a)(d)...........     250,000      198,125
         9.500%, due 02/01/11(d)..............     145,000      113,462
        Tele-Communications TCI Group
          7.875%, due 02/15/26(d).............     510,000      528,428
        Time Warner Telecom, Inc. 10.125%,
          due 02/01/11(a)(d)..................     105,000       84,788
        WorldCom, Inc. - WorldCom Group
          8.250%, due 05/15/31(d).............     275,000      291,521
                                                           ------------
                                                                       1,625,249
                                                           ------------
        Electric Services - 0.4%
        Dominion Resources, Inc. 7.625%, due
          07/15/05(d).........................     480,000      512,155
                                                           ------------
        Electric Utilities - 0.7%
        Calpine Corp.
         8.625%, due 08/15/10(a)(d)...........     125,000      113,717
         8.500%, due 02/15/11(d)..............      90,000       82,022
        CMS Energy Corp.
         7.500%, due 01/15/09(d)..............      85,000       83,336
         8.500%, due 04/15/11(d)..............     150,000      150,139
        FirstEnergy Corp., Series B 6.450%,
          due 11/15/11(d).....................     230,000      224,805
        Xcel Energy, Inc. 7.000%, due
          12/01/10(d).........................     275,000      278,214
                                                           ------------
                                                                         932,233
                                                           ------------
        Environmental Controls - 0.2%
        Allied Waste North America, Inc.
          10.000%, due 08/01/09(a)(d).........     235,000      243,225
                                                           ------------
        Food Retailers - 1.1%
        Ahold Finance USA, Inc. 6.875%, due
          05/01/29(d).........................      40,000       38,573
        Albertson's, Inc. 7.500%, due
          02/15/11(d).........................      80,000       85,898
        ConAgra Foods, Inc. 6.750%, due
          09/15/11(d).........................      60,000       61,407
        Delhaize America, Inc. 9.000%, due
          04/15/31 (144A)(b)(d)...............      40,000       48,086
        Great Atlantic & Pacific Tea Co., Inc.
          (The) 9.125%, due 12/15/11(d).......     115,000      115,862
        Kroger Co. 7.250%, due 06/01/09(d)....     275,000      292,007

         -------------------------------------------------------------
         Security                                Par         Value
         Description                            Amount      (Note 2)
         -------------------------------------------------------------

         Food Retailers - continued
         Safeway, Inc. 6.500%, due
           03/01/11(d)....................... $   600,000 $    612,832
         Winn-Dixie Stores, Inc. 8.875%, due
           04/01/08(d).......................     200,000      192,000
                                                          ------------
                                                                       1,446,665
                                                          ------------
         Forest Products & Paper - 0.1%
         International Paper Co. 6.750%, due
           09/01/11(d).......................     110,000      111,426
         Stone Container Corp. 9.750%, due
           02/01/11(d).......................      40,000       42,700
         Westvaco Corp. 8.200%, due
           01/15/30(d).......................      20,000       21,273
                                                          ------------
                                                                         175,399
                                                          ------------
         Health Care Providers - 0.2%
         HCA - The Healthcare Co. 7.875%, due
           02/01/11(d).......................     185,000      189,625
         Tenet Healthcare Corp. 6.375%, due
           12/01/11 (144A)(b)(d).............      80,000       77,511
                                                          ------------
                                                                         267,136
                                                          ------------
         Insurance - 0.0%
         Nationwide Financial Services, Inc.
          6.250%, due 11/15/11(d)............      55,000       53,021
                                                          ------------
         Lodging - 0.4%
         Felcor Lodging LP 9.500%, due
           09/15/08(d).......................     190,000      191,425
         MGM Mirage, Inc.
          8.500%, due 09/15/10(a)(d).........     235,000      240,528
          8.375%, due 02/01/11(d)............     145,000      143,913
                                                          ------------
                                                                         575,866
                                                          ------------
         Media - Broadcasting & Publishing - 1.9%
         Adelphia Communications Corp.
          7.875%, due 05/01/09(d)............     200,000      184,250
          9.375%, due 11/15/09(d)............      85,000       82,131
         AOL Time Warner, Inc. 7.625%, due
           04/15/31(d).......................     365,000      387,255
         Charter Communications Holdings
           11.125%, due 01/15/11(d)..........      35,000       37,275
         Clear Channel Communications, Inc.
           7.650%, due 09/15/10(a)(d)........     250,000      258,649
         Cox Communications, Inc. 7.750%, due
           11/01/10(d).......................     270,000      288,776
         Cox Enterprises, Inc. 7.875%, due
           09/15/10 (144A)(b)(d).............     135,000      139,760
         EchoStar DBS Corp. 9.125%, due
           01/15/09 (144A)(b)(d).............      95,000       95,712
         Fox Liberty Networks LLC 8.875%, due
           08/15/07(d).......................     250,000      260,000
         Mediacom LLC 9.500%, due
           01/15/13(a)(d)....................      20,000       20,850

                        See notes to financial statements

MET INVESTORS SERIES TRUST
J.P. MORGAN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)


        ----------------------------------------------------------------
        Security                                   Par         Value
        Description                               Amount      (Note 2)
        ----------------------------------------------------------------

        Media - Broadcasting & Publishing - continued
        News America Holdings, Inc. 8.500%,
          due 02/15/05(d)...................... $   600,000 $    643,558
        PRIMEDIA, Inc. 8.875%, due
          05/15/11(d)..........................     100,000       90,500
                                                            ------------
                                                                       2,488,716
                                                            ------------
        Oil & Gas - 2.8%
        Amerada Hess Corp. 7.875%, due
          10/01/29(d)..........................     230,000      248,052
        Apache Corp. 7.700%, due 03/15/26(d)...     155,000      169,039
        Chesapeake Energy Corp. 8.125%, due
          04/01/11(d)..........................      40,000       39,000
        Devon Financing Corp. ULC 7.875%, due
          09/30/31 (144A)(b)(d)................      55,000       55,828
        Dynegy, Inc.
         6.875%, due 07/15/02(d)...............     200,000      192,740
         7.450%, due 07/15/06(d)...............     450,000      400,151
        Kerr-McGee Corp. 7.875%, due
          09/15/31(d)..........................      35,000       36,992
        Kinder Morgan Energy Partners LP
          7.400%, due 03/15/31(d)..............      75,000       75,476
        Lasmo (USA), Inc. 7.300%, due
          11/15/27(d)..........................     200,000      210,262
        Occidental Petroleum Corp. 6.750%, due
          01/15/12(d)..........................     145,000      145,895
        Sonat, Inc. 7.625%, due 07/15/11(a)(d).     390,000      396,521
        Texaco Capital, Inc. (The) 5.500%, due
          01/15/09(d)..........................     220,000      218,350
        Tosco Corp. 8.125%, due 02/15/30(d)....     530,000      608,732
        Transocean Sedco Forex, Inc 7.500%,
          due 04/15/31(d)......................     240,000      238,515
        WCG Note Trust 8.250%, due 03/15/04
          (144A)(b)(d).........................     300,000      291,020
        Williams Companies, Inc. 7.500%, due
          01/15/31 (144A)(b)(d)................     470,000      459,207
                                                            ------------
                                                                       3,785,780
                                                            ------------
        Real Estate - 0.1%
        Host Marriott LP (REIT) 9.500%, due
          01/15/07 (144A)(b)(d)................      95,000       95,594
                                                            ------------
        Restaurants - 0.2%
        Tricon Global Restaurants, Inc. 8.875%,
          due 04/15/11(d)......................     200,000      214,500
                                                            ------------
        Retailers - 0.4%
        Federated Department Stores, Inc.
          6.300%, due 04/01/09(d)..............     245,000      239,119
        Lowe's Co., Inc.
         7.500%, due 12/15/05(d)...............     230,000      246,725
         6.875%, due 02/15/28(d)...............      65,000       65,225
                                                            ------------
                                                                         551,069
                                                            ------------

         -------------------------------------------------------------
         Security                                Par         Value
         Description                            Amount      (Note 2)
         -------------------------------------------------------------

         Telephone Systems - 1.3%
         AT&T Corp. 6.500%, due 03/15/29(d).. $   280,000 $    241,976
         AT&T Wireless Services, Inc.
          7.875%, due 03/01/11 (144A)(b)(d)..     395,000      422,952
          8.750%, due 03/01/31(d)............      55,000       62,515
         Global Crossing Ltd. 9.125%, due
           11/15/06(d).......................     250,000       30,000
         Liberty Media Group 8.250%, due
           02/01/30(d).......................      55,000       52,160
         Sprint Capital Corp.
          7.625%, due 01/30/11(d)............     465,000      489,212
          6.875%, due 11/15/28(d)............     105,000       96,779
         Verizon Global Funding Corp. 7.750%,
           due 12/01/30 (144A)(b)(d).........     255,000      284,685
                                                          ------------
                                                                       1,680,279
                                                          ------------
         Transportation - 0.2%
         Burlington Northern Santa Fe Corp.
           7.082%, due 05/13/29(d)...........     105,000      106,135
         Norfolk Southern Corp. 7.800%, due
           05/15/27(d).......................     100,000      109,374
         Union Pacific Corp. 6.625%, due
           02/01/29(d).......................      70,000       67,513
                                                          ------------
                                                                         283,022
                                                          ------------
         U.S. Government Agency - 1.8%
         Federal National Mortgage Assoc.
          6.625%, due 11/15/10(d)............   1,150,000    1,225,477
          7.125%, due 01/15/30(d)............     777,000      866,923
          6.625%, due 11/15/30(d)............     335,000      351,630
                                                          ------------
                                                                       2,444,030
                                                          ------------
         U.S. Government Agency Mortgage Backed Securities - 51.8%
         Federal Home Loan Mortgage Corp.
          8.000%, due 09/01/08...............       9,328        9,673
          9.500%, due 04/01/19...............      25,549       28,176
          9.000%, due 06/01/19...............      10,976       11,912
          6.000%, due 12/01/31(d)............  11,500,000   11,275,750
          6.500%, due TBA(c).................   4,000,000    4,005,000
         Federal National Mortgage Assoc.
          6.000%, due 12/01/16(a)(d).........   5,000,000    5,017,188
          8.500%, due 07/01/19(d)............      14,555       15,600
          7.000%, due 06/01/28...............     642,551      657,354
          7.000%, due 08/01/28...............     341,589      349,458
          7.000%, due 09/01/28(d)............     610,260      624,658
          6.500%, due 01/01/31...............     104,015      104,217
          6.500%, due 02/01/31...............     200,000      200,388
          6.500%, due 03/01/31...............     495,663      496,624
          6.000%, due 04/01/31(d)............     626,577      613,732
          6.000%, due 05/01/31...............     627,497      614,634
          6.000%, due 05/01/31...............     304,483      298,241
          6.000%, due 05/01/31...............     643,562      630,368

                        See notes to financial statements

MET INVESTORS SERIES TRUST
J.P. MORGAN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)


         -------------------------------------------------------------
         Security                                            Value
         Description                          Par Amount    (Note 2)
         -------------------------------------------------------------

         U.S. Government Agency Mortgage Backed Securities - continued
          6.500%, due 05/01/31.............. $  3,892,804 $  3,900,346
          6.000%, due 06/01/31..............      708,981      694,447
          6.500%, due 06/01/31..............      519,550      520,557
          6.500%, due 06/01/31..............      965,569      967,440
          6.500%, due 06/01/31..............      865,841      867,519
          6.500%, due 06/01/31..............      988,854      990,770
          6.500%, due 06/01/31..............       40,509       40,587
          7.000%, due 08/01/31..............    6,246,922    6,373,813
          6.000%, due TBA(c)................    4,300,000    4,203,250
          6.500%, due TBA(c)................   20,600,000   20,606,427
         Government National Mortgage Assoc.
          9.000%, due 04/15/09..............        1,480        1,588
          9.000%, due 05/15/09..............        9,238        9,908
          9.000%, due 05/15/09..............        2,058        2,207
          9.000%, due 05/15/09..............          942        1,010
          9.000%, due 05/15/09..............        1,172        1,258
          11.500%, due 11/15/15.............        9,147       10,653
          9.250%, due 07/15/17..............        6,740        7,368
          10.000%, due 11/15/17.............        7,376        8,335
          11.500%, due 02/15/18.............        3,159        3,676
          10.000%, due 03/15/19.............       15,990       18,101
          9.000%, due 01/15/20..............       24,207       26,505
          10.000%, due 03/15/20.............       13,324       15,093
          9.250%, due 05/15/21..............       37,870       41,491
          9.250%, due 06/15/21..............       20,620       22,591
          9.500%, due 01/15/25..............        9,251       10,321
          9.500%, due 05/15/25..............        1,800        2,009
          8.000%, due 05/15/27(d)...........      124,031      130,720
          6.500%, due 04/15/28..............      608,677      612,372
          6.500%, due 10/15/28..............    1,155,649    1,162,664
          6.500%, due 11/15/28..............      285,677      287,411
          6.500%, due 01/15/29..............      175,133      176,103
          6.500%, due 02/15/29..............      118,923      119,582
          6.500%, due 04/15/29..............      201,874      202,993
          6.500%, due 05/15/29..............      242,367      243,795
          6.500%, due 06/15/29..............      133,603      134,343
          8.000%, due 07/15/29..............       14,189       14,881
          8.000%, due 09/15/29..............      159,646      167,430
          8.000%, due 10/15/29..............      323,585      339,512
          8.000%, due 05/15/30..............       42,649       44,655
          8.000%, due 05/15/30..............       69,049       72,296
          8.000%, due 06/15/30..............      146,543      153,433
          8.000%, due 06/15/30..............      118,310      123,873
          8.000%, due 07/15/30..............       33,000       34,551
          8.000%, due 07/15/30..............      316,957      331,861
          8.000%, due 07/15/30..............      265,975      278,482
          8.000%, due 07/15/30..............      107,339      112,386
                                                          ------------
                                                                      69,043,586
                                                          ------------

        ----------------------------------------------------------------
        Security                                   Par         Value
        Description                               Amount      (Note 2)
        ----------------------------------------------------------------

        U.S. Treasury Securities - 5.2%
        U.S. Treasury Note
          2.750%, due 09/30/03(d).............. $   945,000 $    943,967
         3.000%, due 11/30/03(a)(d)............     550,000      550,559
        U.S. Treasury Bond.....................
         8.875%, due 02/15/19(a)(d)............   1,745,000    2,341,572
         8.000%, due 11/15/21(d)...............      45,000       56,958
         6.750%, due 08/15/26(d)...............   1,738,000    1,962,718
         5.250%, due 02/15/29(d)...............     220,000      206,620
         6.125%, due 08/15/29(d)...............      55,000       58,390
        U.S. Treasury CPI Note 3.875%, due
          04/15/29(d)..........................     497,288      530,311
        U.S. Treasury Inflation Index Note
          3.500%, due 01/15/11(d)..............     291,016      290,107
                                                            ------------
                                                                       6,941,202
                                                            ------------
        Total Domestic Bonds & Debt Securities
        (Cost $124,474,516)                                  125,347,597
                                                            ------------

        Foreign Bonds & Debt Securities - 3.4%
        Australia - 0.3%
        National Australia Bank, Ltd. (Yankee)
          8.600%, due 05/19/10(d)..............     400,000      458,848
                                                            ------------
        Canada - 0.8%
        Abitibi-Consolidated, Inc. (Yankee)
          8.550%, due 08/01/10(d)..............      30,000       31,668
        Canadian National Railway Co. (Yankee)
          6.900%, due 07/15/28(d)..............     165,000      165,756
        Province of Quebec 7.500%, due
          09/15/29(a)(d).......................     475,000      531,474
        Rogers Wireless Communications, Inc.
          9.625%, due 05/01/11 (144A)(b)(d)....     200,000      207,000
        TransCanada PipeLines, Ltd. 8.625%, due
          05/15/12(d)..........................      55,000       62,583
                                                            ------------
                                                                         998,481
                                                            ------------
        France - 0.4%
        France Telecom S.A. 7.750%, due
          03/01/11 (144A)(b)(d)................     470,000      504,401
                                                            ------------
        Luxembourg - 0.1%
        Tyco International Group S.A. (Yankee)
          6.375%, due 06/15/05(d)..............      80,000       82,478
                                                            ------------
        Mexico - 0.4%
        United Mexican States
         9.875%, due 02/01/10(d)...............     120,000      133,337
         11.375%, due 09/15/16(d)..............     150,000      185,192
         8.125%, due 12/30/19(d)...............      65,000       63,297
         8.300%, due 08/15/31(d)...............     130,000      128,050
                                                            ------------
                                                                         509,876
                                                            ------------

                        See notes to financial statements

MET INVESTORS SERIES TRUST
J.P. MORGAN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)


       ------------------------------------------------------------------
       Security                                  Par/Shares     Value
       Description                                 Amount      (Note 2)
       ------------------------------------------------------------------

       Netherlands - 0.4%
       Deutsche Telekom Finance B.V.(Yankee)
         8.250%, due 06/15/30(d)................ $   325,000 $    361,763
       HSBC Holdings Plc (Yankee) 7.400%,
         due 04/15/03 (144A)(b)(d)..............     100,000      105,051
       Koninklijke (Royal) KPN NV 8.000%, due
         10/01/10 (144A)(b)(d)..................       5,000        5,077
       KPNQwest B.V. (Yankee) 8.125%, due
         06/01/09(a)(d).........................     185,000      121,175
                                                             ------------
                                                                         593,066
                                                             ------------
       United Kingdom - 1.0%
       British Telecom Plc 8.375%, due
         12/15/10 (U.S.$)(a)(d).................     495,000      548,970
       Royal Bank of Scotland Group Plc
         9.118%, due 03/31/49 (U.S.$)(d)........     595,000      680,720
       Standard Chartered Bank 8.000%, due
         05/30/31 (144A)(b)(d)..................      80,000       81,601
       Telewest Communication Plc (Yankee)
         9.875%, due 02/01/10(a)(d).............      70,000       49,350
                                                             ------------
                                                                       1,360,641
                                                             ------------
       Total Foreign Bonds & Debt Securities
       (Cost $4,424,390)                                        4,507,791
                                                             ------------
       Short-Term Investments - 27.1%
       American Electric Power Co., Inc.
         0.000%, due 02/27/02(d)................   1,435,000    1,425,639
       Bavaria SA 1.800%, due 01/22/02(d).......   3,500,000    3,496,325
       Blue Ridge Asset Funding 1.800%, due
         01/18/02(d)............................   3,500,000    3,497,025
       Edison Asset Securitization 1.760%, due
         01/17/02(d)............................   3,500,000    3,497,262
       Eureka Securitisation Plc 1.800%, due
         01/18/02(d)............................   3,500,000    3,497,025
       Four Winds Funding Corp. 1.800%, due
         01/15/02(d)............................   3,500,000    3,497,550
       Giro Balanced Funding Corp. 1.770%,
         due 01/17/02(d)........................   3,500,000    3,497,247
       Volkswagen AG 1.750%, due
         01/16/02(d)............................   3,500,000    3,497,448
       State Street Bank and Trust Co.,
         Repurchase Agreement, dated 12/31/01 at 0.75% to be repurchased at
         $5,138,214 on 1/02/02 collateralized by $5,315,000 FHLB 2.20% due
         11/14/03 with a value of
         $3,016,547.............................   5,138,000    5,138,000
       State Street Navigator Securities Lending
         Prime Portfolio(e).....................   5,110,496    5,110,496
                                                             ------------
       Total Short-Term Investments
       (Cost $36,154,017)                                      36,154,017
                                                             ------------

           ----------------------------------------------------------
           Security                                        Value
           Description                                    (Note 2)
           ----------------------------------------------------------

           TOTAL INVESTMENTS - 124.5%
           (Cost $165,052,923)                          $166,009,405

           Other Assets and Liabilities (net) - (24.5%)  (32,718,250)
                                                        ------------

           TOTAL NET ASSETS - 100.0%                    $133,291,155
                                                        ============

Portfolio Footnotes:

(a) All or a portion of security out on loan.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(d) All or a portion of these securities have been segregated to cover open futures contracts and when-issued/delayed delivery transactions.
(e) Represents investments of collateral received from securities lending transactions.

REIT - Real Estate Investment Trust

Yankee - U.S. Dollar denominated bonds issued by non-U.S. companies in the U.S.

FHLB - Federal Home Loan Bank

The following table summarizes the portfolio composition of the Portfolio's holdings at December 31, 2001, based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the Moody's rating is used.

                                                         % of
               Portfolio Composition by Credit Quality Portfolio
               -------------------------------------------------
                  AAA/Government/Government Agency       73.25%
                  AA                                      3.22
                  A                                       8.03
                  BBB                                    12.29
                  BB                                      2.00
                  B                                       1.18
                  C                                       0.03
                                                        ------
                  Total:                                100.00%
                                                        ======

                        See notes to financial statements

MET INVESTORS SERIES TRUST
J.P. MORGAN SELECT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS
December 31, 2001
(Percentage of Net Assets)


         -------------------------------------------------------------
         Security                                            Value
         Description                              Shares    (Note 2)
         -------------------------------------------------------------

         Common Stocks - 98.0%
         Aerospace & Defense - 0.3%
         Boeing Co...............................  16,100 $    624,358
                                                          ------------
         Agricultural Products - 0.3%
         Monsanto Co.............................  17,200      581,360
                                                          ------------

         Apparel Retailers - 0.5%
         Abercrombie & Fitch Co. - Class A*......  38,000    1,008,140
                                                          ------------
         Banking - 4.1%
         Bank One Corp.(a).......................  41,700    1,628,385
         Capital One Financial Corp.(a)..........  54,400    2,934,880
         National Commerce Financial Corp........  26,800      678,040
         U.S. Bancorp............................ 105,182    2,201,459
         Wachovia Corp...........................  15,200      476,672
                                                          ------------
                                                                       7,919,436
                                                          ------------
         Beverages, Food & Tobacco - 5.5%
         Coca-Cola Co. (The).....................  37,600    1,772,840
         Kraft Foods, Inc. - Class A.............  17,600      598,928
         PepsiCo, Inc............................  26,200    1,275,678
         Philip Morris Co., Inc.(b).............. 108,100    4,956,385
         SYSCO Corp..............................  22,600      592,572
         Unilever NV New York Shares(a)..........  28,154    1,621,952
                                                          ------------
                                                                      10,818,355
                                                          ------------
         Chemicals - 1.0%
         Praxair, Inc............................  35,140    1,941,485
                                                          ------------
         Commercial Services - 0.6%
         Cendant Corp.*(a).......................  59,975    1,176,110
                                                          ------------
         Communications - 2.2%
         American Tower Corp. - Class A*(a)...... 113,500    1,074,845
         CIENA Corp.*............................   9,800      140,238
         Cisco Systems, Inc.*.................... 170,500    3,087,755
                                                          ------------
                                                                       4,302,838
                                                          ------------
         Computer Software & Processing - 5.5%
         Juniper Networks, Inc.*(a)..............  15,700      297,515
         Microsoft Corp.*(b)..................... 106,200    7,035,750
         NCR Corp.*..............................  41,100    1,514,946
         Rational Software Corp.*................  22,300      434,850
         Siebel Systems, Inc.*(a)................  33,300      931,734
         Veritas Software Corp.*(a)..............  12,294      551,140
                                                          ------------
                                                                      10,765,935
                                                          ------------
         Computers & Information - 3.0%
         Dell Computer Corp.*....................  21,400      581,652
         International Business Machines Corp.(b)  34,200    4,136,832
         Sun Microsystems, Inc.*.................  92,300    1,135,290
                                                          ------------
                                                                       5,853,774
                                                          ------------
         Cosmetics & Personal Care - 1.4%
         Colgate-Palmolive Co....................  26,300    1,518,825
         Gillette Co.............................  38,000    1,269,200
                                                          ------------
                                                                       2,788,025
                                                          ------------

            --------------------------------------------------------
            Security                                       Value
            Description                         Shares    (Note 2)
            --------------------------------------------------------

            Electric Utilities - 2.6%
            CMS Energy Corp.(a)................  49,800 $  1,196,694
            Edison International...............  77,500    1,170,250
            PG&E Corp..........................  30,000      577,200
            Pinnacle West Capital Corp.........  51,300    2,146,905
                                                        ------------
                                                                       5,091,049
                                                        ------------
            Electrical Equipment - 4.4%
            Emerson Electric Co................  20,400    1,164,840
            General Electric Co.(b)............ 183,300    7,346,664
                                                        ------------
                                                                       8,511,504
                                                        ------------
            Electronics - 4.3%
            Altera Corp.*......................  62,000    1,315,640
            Intel Corp......................... 113,500    3,569,575
            Linear Technology Corp.............  14,400      562,176
            Micron Technology, Inc.*(a)........  10,900      337,900
            Motorola, Inc......................  90,800    1,363,816
            Texas Instruments, Inc.............  21,600      604,800
            Xilinx, Inc.*......................  18,100      706,805
                                                        ------------
                                                                       8,460,712
                                                        ------------
            Entertainment & Leisure - 0.9%
            Mattel, Inc........................ 100,300    1,725,160
                                                        ------------
            Environmental Controls - 1.5%
            Waste Management, Inc..............  91,774    2,928,508
                                                        ------------
            Financial Services - 6.1%
            Charles Schwab Corp.(a)............  47,600      736,372
            Citigroup, Inc.(b)................. 150,909    7,617,886
            Countrywide Credit Industries, Inc.  40,000    1,638,800
            E*TRADE Group, Inc.*(a)............  30,767      315,362
            Goldman Sachs Group, Inc.(a).......  17,000    1,576,750
                                                        ------------
                                                          11,885,170
                                                        ------------
            Forest Products & Paper - 0.9%
            Bowater, Inc.......................  16,400      782,280
            Weyerhaeuser Co....................  17,600      951,808
                                                        ------------
                                                                       1,734,088
                                                        ------------
            Health Care Providers - 1.0%
            Tenet Healthcare Corp.*(a).........  32,800    1,926,016
                                                        ------------
            Heavy Machinery - 1.4%
            Applied Materials, Inc.*...........  36,200    1,451,620
            Cooper Cameron Corp.*..............  31,100    1,255,196
                                                        ------------
                                                                       2,706,816
                                                        ------------
            Home Construction, Furnishings & Appliances - 1.4%
            Gemstar-TV Guide Intl., Inc.*......  31,000      858,700
            Johnson Controls, Inc..............  23,400    1,889,550
                                                        ------------
                                                                       2,748,250
                                                        ------------
            Household Products - 0.6%
            Procter & Gamble Co................  14,500    1,147,385
                                                        ------------
            Industrial - Diversified - 4.1%
            Tyco International, Ltd.(a)........ 137,039    8,071,597
                                                        ------------

                        See notes to financial statements

MET INVESTORS SERIES TRUST
J.P. MORGAN SELECT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)


        ----------------------------------------------------------------
        Security                                               Value
        Description                                 Shares    (Note 2)
        ----------------------------------------------------------------

        Insurance - 5.3%
        Allstate Corp..............................  17,800 $    599,860
        Ambac Financial Group, Inc.................  47,537    2,750,491
        American International Group, Inc.(a)......  25,900    2,056,460
        Cigna Corp.(b).............................  43,900    4,067,335
        Marsh & McLennan Co., Inc..................   5,000      537,250
        Prudential Financial, Inc.*(a).............   8,100      268,839
                                                            ------------
                                                                      10,280,235
                                                            ------------
        Media - Broadcasting & Publishing - 3.5%
        Adelphia Communications Corp. - Class A(a).  27,800      866,804
        AOL Time Warner, Inc.*.....................  67,800    2,176,380
        Gannett Co., Inc...........................  23,200    1,559,736
        Liberty Media Corp. - Class A*.............  41,100      575,400
        Viacom, Inc. - Class B*....................  37,400    1,651,210
                                                            ------------
                                                                       6,829,530
                                                            ------------
        Medical Supplies - 1.9%
        Applera Corp. - Applied Biosystems Group(a)  25,400      997,458
        Baxter International, Inc..................  11,800      632,834
        Becton Dickinson & Co......................  26,500      878,475
        Danaher Corp.(a)...........................  18,300    1,103,673
                                                            ------------
                                                                       3,612,440
                                                            ------------
        Metals - 1.1%
        Alcoa, Inc.................................  38,016    1,351,469
        Allegheny Technologies, Inc................  50,700      849,225
                                                            ------------
                                                                       2,200,694
                                                            ------------
        Oil & Gas - 6.5%
        Anadarko Petroleum Corp.(a)................  19,600    1,114,260
        ChevronTexaco Corp.........................  28,200    2,527,002
        Conoco, Inc................................  78,900    2,232,870
        Devon Energy Corp.(a)......................  31,700    1,225,205
        Dynegy, Inc. - Class A.....................  15,900      405,450
        El Paso Corp.(a)...........................  13,000      579,930
        Exxon Mobil Corp.(b)....................... 117,820    4,630,326
                                                            ------------
                                                                      12,715,043
                                                            ------------
        Pharmaceuticals - 10.9%
        American Home Products Corp................  48,400    2,969,824
        Amgen, Inc.*...............................  27,100    1,529,524
        Bristol-Myers Squibb Co....................  32,100    1,637,100
        Eli Lilly & Co.............................  42,500    3,337,950
        Human Genome Sciences, Inc.*(a)............  12,883      434,415
        Johnson & Johnson..........................  57,972    3,426,145
        Merck & Co., Inc...........................  34,000    1,999,200
        Pfizer, Inc................................  77,150    3,074,427
        Pharmacia Corp.............................  35,174    1,500,171
        Schering-Plough Corp.......................  36,100    1,292,741
                                                            ------------
                                                                      21,201,497
                                                            ------------
        Real Estate - 0.5%
        Security Capital Group, Inc. Class B*......  38,400      974,208
                                                            ------------

     ----------------------------------------------------------------------
     Security                                                    Value
     Description                                    Shares      (Note 2)
     ----------------------------------------------------------------------
     Restaurants - 0.3%
     McDonald's Corp.............................      24,000 $    635,280
                                                              ------------
     Retailers - 5.6%
     Home Depot, Inc.(b).........................      89,600    4,570,496
     Target Corp.................................      42,800    1,756,940
     TJX Companies, Inc.(a)......................      30,300    1,207,758
     Wal-Mart Stores, Inc........................      59,800    3,441,490
                                                              ------------
                                                                      10,976,684
                                                              ------------
     Telephone Systems - 5.4%
     AT&T Corp...................................      88,000    1,596,320
     BellSouth Corp..............................      15,800      602,770
     Qwest Communications Intl., Inc.............     150,500    2,126,565
     SBC Communications, Inc.....................      34,277    1,342,630
     Sprint Corp. (PCS Group)*(a)................     122,300    2,985,343
     Verizon Communications, Inc.................      37,638    1,786,300
                                                              ------------
                                                                      10,439,928
                                                              ------------
     Textiles, Clothing & Fabrics - 0.7%
     Jones Apparel Group, Inc.*(a)...............      40,000    1,326,800
                                                              ------------
     U.S. Government Agency - 2.7%
     Federal National Mortgage Association(b)....      65,000    5,167,500
                                                              ------------
     Total Common Stocks (Cost $188,112,688)                   191,075,910
                                                              ------------
     ----------------------------------------------------------------------
                                                  Par/Shares
                                                    Amount
     ----------------------------------------------------------------------
     Short-Term Investments - 20.9%
     State Street Bank and Trust Co., Repurchase
       Agreement, dated 12/31/01 at 0.50% to be repurchased at $2,954,082 on
       1/02/02 collateralized by $3,055,000 FHLB 2.20% due 11/14/03 with a value
       of $3,016,547............................. $ 2,954,000    2,954,000
     State Street Navigator Securities Lending
       Prime Portfolio(c)........................  36,844,784   36,844,784
     U.S. Treasury Note, 6.250%, due 02/28/02....     900,000      906,751
                                                              ------------
     Total Short-Term Investments
     (Cost $40,709,952)                                         40,705,535
                                                              ------------
     TOTAL INVESTMENTS - 118.9%
     (Cost $228,822,640)                                       231,781,445
     Other Assets and Liabilities (net) - (18.9%)              (36,864,646)
                                                              ------------
     TOTAL NET ASSETS - 100.0%                                $194,916,799
                                                              ============

Portfolio Footnotes:

* Non-income producing security.
(a) All or a portion of security out on loan.
(b) All or a portion of these securities have been segregated to cover open futures contracts.
(c) Represents investment of collateral received from securities lending transactions.

FHLB - Federal Home Loan Bank

                        See notes to financial statements

MET INVESTORS SERIES TRUST
J.P. MORGAN ENHANCED INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS
December 31, 2001
(Percentage of Net Assets)

            ----------------------------------------------------------
            Security                                     Value
            Description                        Shares   (Note 2)
            ----------------------------------------------------------

            Common Stocks - 99.9%
            Aerospace & Defense - 1.2%
            Boeing Co.........................  2,300 $      89,194
            General Dynamics Corp.............  1,700       135,388
            Goodrich Corp.(b).................  9,500       252,890
            Lockheed Martin Corp..............  3,400       158,678
            United Technologies Corp.......... 26,000     1,680,380
                                                      -------------
                                                          2,316,530
                                                      -------------
            Agricultural Products - 0.0%
            Monsanto Co.......................  1,300        43,940
                                                      -------------
            Airlines - 0.2%
            AMR Corp.*(b).....................  2,800        62,076
            Delta Air Lines, Inc.............. 13,400       392,084
                                                      -------------
                                                                         454,160
                                                      -------------
            Apparel Retailers - 0.9%
            Abercrombie & Fitch Co. - Class A* 18,900       501,417
            Kohl's Corp.*..................... 18,800     1,324,272
                                                      -------------
                                                          1,825,689
                                                      -------------
            Automotive - 0.4%
            Delphi Automotive Systems Corp.... 11,400       155,724
            Ford Motor Co.....................  8,400       132,048
            Harley-Davidson, Inc..............  1,900       103,189
            Lear Corp.*.......................  5,500       209,770
            Visteon Corp...................... 10,400       156,416
                                                      -------------
                                                                         757,147
                                                      -------------
            Banking - 5.4%
            AmeriCredit Corp.*(b).............  7,100       224,005
            Astoria Financial Corp.(b)........  2,800        74,088
            Bank of New York Co., Inc. (The).. 11,500       469,200
            Bank One Corp.(b)................. 49,100     1,917,355
            Banknorth Group, Inc..............  3,400        76,568
            BB&T Corp.........................    800        28,888
            Capital One Financial Corp.(b).... 23,800     1,284,010
            Compass Bancshares, Inc...........  2,600        73,580
            FirstMerit Corp...................    400        10,836
            Golden State Bancorp, Inc.(b).....  6,400       167,360
            Greenpoint Financial Corp.........  9,700       346,775
            Hibernia Corp. - Class A..........  5,200        92,508
            IndyMac Bancorp, Inc.*............  3,100        72,478
            Marshall and Ilsley Corp..........  2,100       132,888
            MBNA Corp......................... 10,200       359,040
            National Commerce Financial Corp..  7,900       199,870
            PNC Financial Services Group...... 17,600       989,120
            Southtrust Corp...................  3,600        88,812
            Suntrust Banks, Inc...............  1,500        94,050
            U.S. Bancorp...................... 94,000     1,967,420
            Union Planters Corp.(b)...........  6,400       288,832
            Wachovia Corp.....................  7,500       235,200
            Washington Mutual, Inc............ 44,100     1,442,070

          --------------------------------------------------------------
          Security                                         Value
          Description                           Shares    (Note 2)
          --------------------------------------------------------------

          Banking - continued
          Wilmington Trust Corp................   1,200 $      75,972
                                                        -------------
                                                                      10,710,925
                                                        -------------
          Beverages, Food & Tobacco - 4.8%
          Coca-Cola Co. (The)..................  53,300     2,513,095
          Kraft Foods, Inc. - Class A..........  23,500       799,705
          PepsiCo, Inc.........................  25,700     1,251,333
          Philip Morris Co., Inc.(a)...........  83,600     3,833,060
          SYSCO Corp...........................  26,200       686,964
          Unilever NV New York Shares(b).......   5,500       316,855
                                                        -------------
                                                                       9,401,012
                                                        -------------
          Chemicals - 1.1%
          Air Products & Chemicals, Inc........     600        28,146
          Dow Chemical Co. (The)...............  18,600       628,308
          PPG Industries, Inc..................  12,000       620,640
          Praxair, Inc.........................  14,900       823,225
                                                        -------------
                                                                       2,100,319
                                                        -------------
          Commercial Services - 0.8%
          Cendant Corp.*(b)....................  79,700     1,562,917
                                                        -------------
          Communications - 2.4%
          American Tower Corp. - Class A*(b)...  16,200       153,414
          CIENA Corp.*.........................  15,000       214,650
          Cisco Systems, Inc.*(a).............. 192,200     3,480,742
          JDS Uniphase Corp.*(b)...............  37,900       328,972
          QUALCOMM, Inc.*......................  12,000       606,000
                                                        -------------
                                                                       4,783,778
                                                        -------------
          Computer Software & Processing - 6.2%
          Automatic Data Processing, Inc.......  13,400       789,260
          BEA Systems, Inc.*...................   9,000       138,600
          Citrix Systems, Inc.*(b).............   7,900       179,014
          Juniper Networks, Inc.*(b)...........   4,700        89,065
          Microsoft Corp.*..................... 114,500     7,585,625
          NCR Corp.*...........................  22,400       825,664
          Oracle Corp.*........................ 100,100     1,382,381
          Siebel Systems, Inc.*(b).............  20,700       579,186
          VeriSign, Inc.*......................   5,800       220,632
          VERITAS Software Corp.*(b)...........   8,600       385,538
                                                        -------------
                                                                      12,174,965
                                                        -------------
          Computers & Information - 4.4%
          Compaq Computer Corp.................     500         4,880
          Dell Computer Corp.*.................  52,700     1,432,386
          Electronic Data Systems Corp.........   7,600       520,980
          EMC Corp.*...........................   2,000        26,880
          Hewlett-Packard Co...................  22,200       455,988
          International Business Machines Corp.  43,100     5,213,376
          Sun Microsystems, Inc.*..............  88,600     1,089,780
                                                        -------------
                                                                       8,744,270
                                                        -------------

                        See notes to financial statements

MET INVESTORS SERIES TRUST
J.P. MORGAN ENHANCED INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)

           ------------------------------------------------------------
           Security                                       Value
           Description                         Shares    (Note 2)
           ------------------------------------------------------------

           Cosmetics & Personal Care - 1.0%
           Colgate-Palmolive Co...............  22,600 $   1,305,150
           Gillette Co........................  19,700       657,980
                                                       -------------
                                                                       1,963,130
                                                       -------------
           Electric Utilities - 2.6%
           Ameren Corp.(b)....................   2,100        88,830
           Cinergy Corp.(b)...................   4,500       150,435
           CMS Energy Corp.(b)................  13,000       312,390
           Dominion Resources, Inc.(b)........     600        36,060
           DTE Energy Co......................  12,400       520,056
           Edison International...............  34,900       526,990
           Entergy Corp.......................  28,500     1,114,635
           FPL Group, Inc.....................   2,400       135,360
           PG&E Corp..........................  37,100       713,804
           Pinnacle West Capital Corp.........   6,400       267,840
           Potomac Electric Power Co.(b)......   4,000        90,280
           PPL Corp...........................   7,100       247,435
           Progress Energy, Inc...............  16,100       724,983
           Wisconsin Energy Corp..............   6,900       155,664
                                                       -------------
                                                                       5,084,762
                                                       -------------
           Electrical Equipment - 4.1%
           Emerson Electric Co................   1,500        85,650
           General Electric Co.(a)(b)......... 189,000     7,575,120
           Grainger (W.W.), Inc...............   8,900       427,200
                                                       -------------
                                                                       8,087,970
                                                       -------------
           Electronics - 4.5%
           Altera Corp.*......................  22,300       473,206
           Analog Devices, Inc.*..............   6,200       275,218
           Broadcom Corp. - Class A*(b).......   1,600        65,392
           Intel Corp.(a)(b).................. 141,000     4,434,450
           Lattice Semiconductor Corp.*(b)....   4,600        94,622
           Linear Technology Corp.............   8,900       347,456
           Maxim Integrated Products, Inc.*...   3,000       157,530
           Motorola, Inc......................  91,900     1,380,338
           Texas Instruments, Inc.............  28,300       792,400
           Xilinx, Inc.*......................  19,800       773,190
                                                       -------------
                                                                       8,793,802
                                                       -------------
           Entertainment & Leisure - 0.4%
           Hasbro, Inc.(b)....................  13,900       225,597
           Mattel, Inc........................  37,000       636,400
                                                       -------------
                                                                         861,997
                                                       -------------
           Environmental Controls - 0.6%
           Waste Management, Inc..............  34,700     1,107,277
                                                       -------------
           Financial Services - 6.3%
           Charles Schwab Corp. (The)(b)......  74,000     1,144,780
           Citigroup, Inc..................... 136,300     6,880,424
           Countrywide Credit Industries, Inc.  34,600     1,417,562
           E*TRADE Group, Inc.*(b)............  39,300       402,825
           Goldman Sachs Group, Inc. (The)(b).   9,700       899,675

           -------------------------------------------------------------
           Security                                        Value
           Description                           Shares   (Note 2)
           -------------------------------------------------------------

           Financial Services - continued
           Household International, Inc.(b)..... 13,500 $     782,190
           Instinet Group, Inc.*(b).............  8,000        80,400
           Legg Mason, Inc.(b)..................    200         9,996
           Merrill Lynch & Co., Inc.............  2,600       135,512
           Stilwell Financial, Inc.(b).......... 14,100       383,802
           T. Rowe Price Group, Inc.............  5,500       191,015
                                                        -------------
                                                                      12,328,181
                                                        -------------
           Food Retailers - 0.8%
           Safeway, Inc.*(b).................... 38,500     1,607,375
                                                        -------------
           Forest Products & Paper - 0.6%
           Georgia-Pacific Group(b).............  6,400       176,704
           Kimberly-Clark Corp.................. 11,500       687,700
           Weyerhaeuser Co......................  6,000       324,480
           Willamette Industries, Inc.(b).......    800        41,696
                                                        -------------
                                                                       1,230,580
                                                        -------------
           Health Care Providers - 0.7%
           HCA-The Healthcare Company........... 13,300       512,582
           Tenet Healthcare Corp.*(b)........... 15,100       886,672
           Wellpoint Health Networks, Inc.*(b)..    600        70,110
                                                        -------------
                                                                       1,469,364
                                                        -------------
           Heavy Machinery - 1.4%
           Applied Materials, Inc.*............. 26,600     1,066,660
           Baker Hughes, Inc....................  2,200        80,234
           Black & Decker Corp..................    600        22,638
           Caterpillar, Inc.....................  3,600       188,100
           Cooper Cameron Corp.*................ 10,800       435,888
           Cooper Industries, Inc...............  3,400       118,728
           Eaton Corp...........................  6,800       505,988
           Ingersoll-Rand Co....................  7,300       305,213
                                                        -------------
                                                                       2,723,449
                                                        -------------
           Home Construction, Furnishings & Appliances - 0.7%
           Gemstar-TV Guide Intl., Inc.*(b)..... 26,800       742,360
           Johnson Controls, Inc................  7,200       581,400
           Masco Corp.(b).......................  5,700       139,650
                                                        -------------
                                                                       1,463,410
                                                        -------------
           Household Products - 1.3%
           Procter & Gamble Co.................. 32,600     2,579,638
                                                        -------------
           Industrial - Diversified - 2.2%
           ITT Industries, Inc..................  3,100       156,550
           Temple Inland, Inc...................  2,300       130,479
           Tyco International, Ltd.(b).......... 67,800     3,993,420
                                                        -------------
                                                                       4,280,449
                                                        -------------
           Insurance - 4.7%
           AFLAC, Inc........................... 29,600       726,976
           Allstate Corp........................ 32,900     1,108,730
           Ambac Financial Group, Inc........... 12,200       705,892
           American International Group, Inc.(b) 33,300     2,644,020

                        See notes to financial statements

MET INVESTORS SERIES TRUST
J.P. MORGAN ENHANCED INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)

       ---------------------------------------------------------------------
       Security                                                Value
       Description                                  Shares    (Note 2)
       ---------------------------------------------------------------------

       Insurance - continued
       Cigna Corp..................................  13,700 $   1,269,305
       Jefferson-Pilot Corp........................   8,100       374,787
       Lincoln National Corp.......................   8,600       417,702
       MBIA, Inc.(b)...............................  13,200       707,916
       Protective Life Corp........................   2,900        83,897
       Prudential Financial, Inc.*(b)..............  19,400       643,886
       Torchmark Corp..............................  11,600       456,228
       UnumProvident Corp..........................   2,400        63,624
                                                            -------------
                                                                       9,202,963
                                                            -------------
       Lodging - 0.5%
       Marriott International, Inc. - Class A......  15,700       638,205
       Starwood Hotels & Resorts Worldwide, Inc.(b)  12,800       382,080
                                                            -------------
                                                                       1,020,285
                                                            -------------
       Media - Broadcasting & Publishing - 3.9%
       Adelphia Communications Corp. - Class A(b)..   6,300       196,434
       AOL Time Warner, Inc.*......................  76,000     2,439,600
       Charter Communications, Inc. - Class A*(b)..  25,800       423,894
       Comcast Corp. - Class A*....................  31,300     1,126,800
       Fox Entertainment Group, Inc. - Class A*....   6,900       183,057
       Gannett Co., Inc............................  13,900       934,497
       Liberty Media Corp. - Class A*..............  30,100       421,400
       Viacom, Inc. - Class B*.....................  42,500     1,876,375
                                                            -------------
                                                                       7,602,057
                                                            -------------
       Medical Supplies - 2.1%
       Bard (C.R.), Inc............................   4,300       277,350
       Baxter International, Inc...................  31,100     1,667,893
       Becton Dickinson & Co.......................  22,500       745,875
       Danaher Corp.(b)............................   9,800       591,038
       Guidant Corp.*(b)...........................  10,900       542,820
       St. Jude Medical, Inc.*.....................   4,300       333,895
                                                            -------------
                                                                       4,158,871
                                                            -------------
       Metals - 1.0%
       Alcan, Inc.(b)..............................  14,100       506,613
       Alcoa, Inc..................................  43,100     1,532,205
                                                            -------------
                                                                       2,038,818
                                                            -------------
       Oil & Gas - 6.7%
       Anadarko Petroleum Corp.(b).................   1,600        90,960
       ChevronTexaco Corp..........................  36,200     3,243,882
       Conoco, Inc.................................  18,600       526,380
       Diamond Offshore Drilling, Inc..............  12,700       386,080
       Dynegy, Inc. - Class A......................  17,100       436,050
       El Paso Corp.(b)............................  31,400     1,400,754
       Exxon Mobil Corp............................ 153,100     6,016,830
       Phillips Petroleum Co.......................   3,100       186,806
       Royal Dutch Petroleum Co.(b)................  14,800       725,496
       Transocean Sedco Forex, Inc.................   4,000       135,280
                                                            -------------
                                                                      13,148,518
                                                            -------------

         -----------------------------------------------------------------
         Security                                            Value
         Description                               Shares   (Note 2)
         -----------------------------------------------------------------

         Pharmaceuticals - 11.4%
         Abbott Laboratories...................... 24,600 $   1,371,450
         Allergan, Inc............................    500        37,525
         American Home Products Corp.............. 58,300     3,577,288
         Amgen, Inc.*............................. 36,900     2,082,636
         Bristol-Myers Squibb Co.................. 25,500     1,300,500
         Cardinal Health, Inc.....................  7,200       465,552
         Eli Lilly & Co........................... 28,800     2,261,952
         Forest Laboratories, Inc.*(b)............ 13,200     1,081,740
         Human Genome Sciences, Inc.*(b).......... 18,700       630,564
         Johnson & Johnson........................ 46,200     2,730,420
         Merck & Co., Inc......................... 18,600     1,093,680
         Pfizer, Inc.............................. 88,200     3,514,770
         Pharmacia Corp...........................  6,300       268,695
         Schering-Plough Corp..................... 53,100     1,901,511
         Vertex Pharmaceuticals, Inc.*(b).........  4,400       108,196
                                                          -------------
                                                                      22,426,479
                                                          -------------
         Photography - 0.1%
         Eastman Kodak Co.(b).....................  8,600       253,098
                                                          -------------
         Real Estate - 0.2%
         Boston Properties, Inc. (REIT)...........  1,900        72,200
         CarrAmerica Realty Corp. (REIT)(b).......  1,500        45,150
         Equity Office Properties Trust (REIT)....  5,100       153,408
         General Growth Properties, Inc. (REIT)...  1,800        69,840
         Hospitality Properties Trust (REIT)(b)...  2,200        64,900
         ProLogis Trust (REIT)....................  3,100        66,681
                                                          -------------
                                                                         472,179
                                                          -------------
         Restaurants - 0.5%
         McDonald's Corp.......................... 36,300       960,861
                                                          -------------
         Retailers - 5.4%
         Bed Bath & Beyond, Inc.*(b)..............  9,600       325,440
         Costco Wholesale Corp.*..................  4,500       199,710
         CVS Corp.(b).............................    800        23,680
         eBay, Inc.*(b)...........................  2,500       167,250
         Federated Department Stores, Inc.*.......  1,300        53,170
         Home Depot, Inc.......................... 69,200     3,529,892
         Lowes Co., Inc.(b).......................    900        41,769
         Target Corp.............................. 30,600     1,256,130
         TJX Companies, Inc.(b)................... 27,300     1,088,178
         Wal-Mart Stores, Inc..................... 67,300     3,873,115
         Walgreen Co.(b)..........................  1,800        60,588
                                                          -------------
                                                                      10,618,922
                                                          -------------
         Telephone Systems - 5.5%
         AT&T Corp................................ 59,700     1,082,958
         AT&T Wireless Services, Inc.*............ 29,800       428,226
         BellSouth Corp........................... 22,700       866,005
         Nextel Communications, Inc. - Class A*(b) 13,100       143,576
         Qwest Communications Intl., Inc.(b)...... 66,300       936,819
         SBC Communications, Inc.................. 51,600     2,021,172

                        See notes to financial statements

MET INVESTORS SERIES TRUST
J.P. MORGAN ENHANCED INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)

          ---------------------------------------------------------------
          Security                                          Value
          Description                             Shares   (Note 2)
          ---------------------------------------------------------------

          Telephone Systems - continued
          Sprint Corp. (PCS Group)*(b)........... 44,600 $   1,088,686
          Verizon Communications, Inc............ 65,300     3,099,138
          WorldCom, Inc. - MCI Group(b)..........  1,000        12,700
          WorldCom, Inc. - WorldCom Group*....... 77,000     1,084,160
                                                         -------------
                                                                      10,763,440
                                                         -------------
          Textiles, Clothing & Fabrics - 0.5%
          Jones Apparel Group, Inc.*(b).......... 10,900       361,553
          NIKE, Inc. - Class B...................  9,700       545,528
                                                         -------------
                                                                         907,081
                                                         -------------
          Transportation - 0.4%
          Burlington Northern Santa Fe Corp...... 25,600       730,368
          FedEx Corp.*...........................  1,200        62,256
          GATX Corp..............................    900        29,268
                                                         -------------
                                                                         821,892
                                                         -------------
          U.S. Government Agency - 2.0%
          Federal Home Loan Mortgage Corp........ 19,700     1,288,380
          Federal National Mortgage Association.. 33,600     2,671,200
                                                         -------------
                                                                       3,959,580
                                                         -------------
          Total Common Stocks (Cost $204,470,828)          196,812,080
                                                         -------------

     ---------------------------------------------------------------------
     Security                                    Par/Shares     Value
     Description                                   Amount      (Note 2)
     ---------------------------------------------------------------------

     Short-Term Investments - 16.1%
     State Street Bank and Trust Co., Repurchase
       Agreement, dated 12/31/01 at 0.25% to be
       repurchased at $86,001 on 1/02/02
       collateralized by $85,000 FHLB 6.105%
       due 05/15/03 with a value of $89,466..... $    86,000 $     86,000
     State Street Navigator Securities Lending
       Prime Portfolio(c).......................  31,452,183   31,452,183
     U.S. Treasury Notes, 6.250%, due 07/31/02..      90,000       92,359
                                                             ------------
     Total Short-Term Investments
     (Cost $31,630,375)                                        31,630,542
                                                             ------------

     TOTAL INVESTMENTS - 116.0%
     (Cost $236,101,203)                                      228,442,622

     Other Assets and Liabilities (net) - (16.0%)             (31,530,938)
                                                             ------------

     TOTAL NET ASSETS - 100.0%                               $196,911,684
                                                             ============

Portfolio Footnotes:

* Non-income producing security.

(a) All or a portion of these securities have been segregated to cover open futures contracts.

(b) All or a portion of security out on loan.

(c) Represents investment of collateral received from securities lending transactions.

REIT - Real Estate Investment Trust

FHLB - Federal Home Loan Bank

                        See notes to financial statements

MET INVESTORS SERIES TRUST
J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS
December 31, 2001
(Percentage of Net Assets)


           ---------------------------------------------------------
           Security                                        Value
           Description                          Shares    (Note 2)
           ---------------------------------------------------------

           Common and Preferred Stocks -- 99.9%
           Australia - 4.4%
           Commonwealth Bank of Australia(b)..    41,600 $   637,511
           National Australia Bank, Ltd.(b)...    35,900     585,441
           News Corp., Ltd. (The) Preferred(b)    75,262     502,723
           Santos, Ltd.(b)....................   140,600     446,190
           WMC, Ltd.(b).......................   281,953   1,381,553
                                                         -----------
                                                                       3,553,418
                                                         -----------
           Belgium - 0.2%
           Agfa Gevaert N.V.(b)...............    11,899     160,891
                                                         -----------
           Denmark - 1.5%
           ISS A/S* (b).......................     6,164     303,336
           Novo Nordisk A/S - Series B(b).....    23,362     955,258
                                                         -----------
                                                                       1,258,594
                                                         -----------
           Finland - 2.1%
           Nokia Oyj(b).......................    56,142   1,447,271
           Stora Enso Oyj - R Shares(b).......    19,407     246,927
                                                         -----------
                                                                       1,694,198
                                                         -----------
           France - 17.8%
           Aventis S.A.(b)....................     8,078     573,453
           Axa(b).............................    22,159     462,942
           BNP Paribas S.A.(b)................    16,280   1,456,410
           Compagnie de Saint-Gobain(b).......     2,360     356,078
           Groupe Danone(b)...................     4,041     492,802
           JC Decaux S.A.*(b).................    10,270     114,730
           L'Air Liquide S.A.(b)..............     8,441   1,182,665
           Lafarge S.A.(b)....................     8,170     762,888
           Lagardere S.C.A.(b)................     5,300     221,736
           Pechiney S.A., - Class A(b)........     9,544     491,895
           Pinault-Printemps-Redoute S.A.(b)..     1,780     229,114
           PSA Puegeot Citroen(b).............    10,491     445,916
           Renault S.A.(b)....................     4,831     170,335
           Sanofi-Synthelabo S.A..............    15,476   1,154,426
           Societe Generale(b)................    24,439   1,367,263
           Technip-Coflexip S.A.(b)...........     2,237     298,690
           TotalFinaElf S.A.(b)...............    17,721   2,530,206
           Usinor S.A.(b).....................    44,139     552,029
           Vivendi Environnement(a)...........    22,273     742,694
           Vivendi Universal S.A.(b)..........    16,865     923,262
                                                         -----------
                                                          14,529,534
                                                         -----------
           Germany - 6.5%
           Allianz AG(b)......................     3,067     726,204
           Altana AG(b).......................    12,100     603,166
           Degussa AG(b)......................    13,458     338,425
           E.On AG(b).........................    13,343     691,020
           Gehe AG(a).........................     5,400     209,096
           Linde AG(b)........................    12,000     486,022
           MAN AG(b)..........................     5,700     120,504
           MLP AG(b)..........................     2,291     166,838
           SAP AG(b)..........................     5,554     723,292
           Schering AG(b).....................    21,282   1,129,073

       -----------------------------------------------------------------
       Security                                                Value
       Description                                  Shares    (Note 2)
       -----------------------------------------------------------------

       Germany - continued
       Software AG(b).............................     2,335 $    89,375
                                                             -----------
                                                                       5,283,015
                                                             -----------
       Hong Kong - 1.8%
       China Mobile (Hong Kong), Ltd.*(b).........    55,500     195,374
       Hong Kong Electric Holdings, Ltd.(b).......   147,500     548,556
       Hutchison Whampoa, Ltd.(b).................       700       6,777
       Sun Hung Kai Properties, Ltd.(b)...........    91,000     735,212
                                                             -----------
                                                                       1,485,919
                                                             -----------
       Ireland - 0.2%
       Irish Life & Permanent Plc(b)..............    14,698     151,065
                                                             -----------
       Italy - 3.1%
       Alleanza Assicurazioni(b)..................    14,000     153,907
       ENI SpA(b).................................    51,961     651,243
       Mediolanum SpA(b)..........................    10,410      93,777
       UniCredito Italiano SpA(b).................   401,009   1,609,882
                                                             -----------
                                                                       2,508,809
                                                             -----------
       Japan - 17.7%
       Advantest Corp.(b).........................     5,900     334,158
       Aiful Corp.(b).............................     1,200      77,674
       Asahi Breweries, Ltd.(a)...................    20,000     179,986
       Central Japan Railway Co.(a)...............        40     258,912
       Chugai Pharmaceutical Co., Ltd.(a).........     6,000      69,567
       FANUC, Ltd.(b).............................     9,500     404,626
       Fast Retailing Co., Ltd.(b)................     4,300     382,704
       Fujitsu, Ltd.(b)...........................    81,000     589,833
       Hitachi, Ltd.(b)...........................    59,000     432,333
       Honda Motor Co., Ltd.(b)...................    30,800   1,229,555
       Ito-Yokado Co., Ltd.(b)....................     4,000     180,750
       KDDI Corp.(b)..............................       113     211,320
       Kubota Corp.(b)............................   190,000     498,893
       Kyocera Corp.(b)...........................     2,000     130,524
       MACNICA, Inc.(b)...........................     2,375      87,741
       Marui Co., Ltd.(b).........................     9,000     106,480
       Matsushita Electric Industrial Co., Ltd.(b)    46,000     590,932
       Minebea Co., Ltd.(b).......................    89,000     479,612
       Mitsubishi Chemical Corp.(b)...............   215,000     457,866
       Mitsubishi Corp.(b)........................   117,000     759,996
       Mitsubishi Pharma Corp.(b).................    26,000     293,321
       Mitsui Sumitomo Insurance Co., Ltd.(b).....    28,000     131,440
       NEC Corp.(b)...............................   109,000   1,112,381
       Nintendo Co., Ltd.(b)......................     1,900     332,837
       Nippon Yusen Kabushiki Kaisha(b)...........    40,000     120,602
       Nissan Motor Co., Ltd.(b)..................    58,000     307,686
       Nomura Securities Co., Ltd.(b).............    29,000     371,880
       NTT DoCoMo, Inc.(b)........................        50     587,741
       Omron Corp.(b).............................    13,000     173,651
       Ricoh Co., Ltd.(b).........................    33,000     614,610
       Rohm Co., Ltd.(b)..........................     5,200     675,155
       Suzuki Motor Corp.(b)......................    38,000     415,938
       Takeda Chemical Industries, Ltd.(b)........    21,000     950,538

                        See notes to financial statements

MET INVESTORS SERIES TRUST
J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)


       ------------------------------------------------------------------
       Security                                                 Value
       Description                                   Shares    (Note 2)
       ------------------------------------------------------------------

       Japan - continued
       TDK Corp.(b)................................     2,700 $   127,364
       Tokio Marine & Fire Insurance Co., Ltd.
         (The)(b)..................................    22,000     160,873
       Tostem Inax Holding Corp.(b)................    19,000     257,133
       Toyota Motor Co.(b).........................    14,000     354,782
                                                              -----------
                                                                      14,451,394
                                                              -----------
       Netherlands - 5.9%
       Aegon N.V.(b)...............................    34,842     942,844
       Fortis*(b)..................................     4,971     128,987
       Heineken Holding N.V. - Class A(b)..........     9,454     269,295
       Heineken N.V.(b)............................    15,650     593,315
       ING Groep N.V.(b)...........................    38,715     986,996
       Koninklijke (Royal) Philips Electronics N.V.     5,521     164,047
       Koninklijke Numico N.V.(b)..................    23,114     538,652
       TPG N.V.....................................    14,412     311,741
       Vedior N.V.(b)..............................    20,974     251,485
       VNU N.V.(b).................................    16,057     493,256
       Wolters Kluwer N.V.(b)......................     6,355     144,817
                                                              -----------
                                                                       4,825,435
                                                              -----------
       Norway - 0.7%
       Telenor ASA(b)..............................   132,894     571,453
                                                              -----------
       Singapore - 1.4%
       DBS Group Holdings, Ltd.(b).................   133,000     993,989
       Singapore Telecommunications, Ltd.(b).......   119,000     113,425
                                                              -----------
                                                                       1,107,414
                                                              -----------
       Spain - 5.3%
       Banco Bilbao Vizcaya Argentaria S.A.(b).....   124,465   1,540,016
       Iberdrola S.A.(a)(b)........................   115,132   1,498,328
       Telefonica S.A.*(b).........................    93,019   1,244,497
                                                              -----------
                                                                       4,282,841
                                                              -----------
       Sweden - 0.7%
       Securitas AB - Class B(b)...................    10,338     196,811
       Telefonaktiebolaget LM Ericsson -
          Class B(b)...............................    69,597     379,511
                                                              -----------
                                                                         576,322
                                                              -----------
       Switzerland - 5.8%
       ABB, Ltd.(b)................................    70,797     682,545
       Compagnie Financiere Richemont AG -
         Units A*(b)...............................    26,600     494,463
       Credit Suisse Group*(b).....................     7,819     333,565
       Nestle S.A.*(b).............................     1,088     232,075
       Schindler Holding AG(b).....................       115     165,612
       UBS AG*(b)..................................    43,110   2,176,800
       Zurich Financial Services AG(b).............     2,678     628,514
                                                              -----------
                                                                       4,713,574
                                                              -----------
       United Kingdom - 24.8%
       ARM Holdings Plc*(b)........................    31,407     163,918
       BAE SYSTEMS Plc(b)..........................    88,179     396,762
       Barclays Plc(b).............................    37,308   1,233,922

     ----------------------------------------------------------------------
     Security                                                    Value
     Description                                      Shares    (Note 2)
     ----------------------------------------------------------------------

     United Kingdom - continued
     BBA Group Plc(b)...............................    33,229 $   136,712
     BG Group Plc(b)................................    88,211     359,075
     BP Plc(b)......................................   210,821   1,636,664
     British Airways Plc(b).........................   175,699     498,091
     British American Tobacco Plc(b)................    99,508     842,671
     BT Group Plc*(b)...............................   132,773     488,354
     Cadbury Schweppes Plc(b).......................    82,885     527,782
     CGNU Plc(b)....................................    23,474     288,369
     CMG Plc(b).....................................    39,480     139,472
     COLT Telecom Group Plc*(b).....................    33,251      55,108
     Dixons Group Plc(b)............................   233,195     796,694
     GlaxoSmithKline Plc(b).........................    92,526   2,317,680
     Hays Plc.......................................    54,625     165,181
     Imperial Chemical Industries Plc(b)............    54,482     300,190
     Next Plc.......................................    18,300     238,110
     Nycomed Amersham Plc(b)........................    13,975     135,005
     P & O Princess Cruises Plc(b)..................    25,818     150,137
     Reckitt Benckiser Plc(b).......................    61,524     894,435
     Reuters Group Plc(b)...........................   117,198   1,158,600
     Royal Bank of Scotland Group Plc(b)............    72,154   1,753,885
     Scottish Power Plc(b)..........................    79,916     441,491
     Six Continents Plc(b)..........................    16,659     164,688
     Tesco Plc(b)...................................   255,957     926,554
     TI Automotive, Ltd.*(b)........................    45,100           0
     Unilever Plc(b)................................    67,400     552,641
     Vodafone Group Plc(b).......................... 1,319,363   3,447,764
                                                               -----------
                                                                      20,209,955
                                                               -----------
     Total Common and Preferred Stocks
     (Cost $88,540,551)                                         81,363,831
                                                               -----------
     Warrants - 0.0%
     France - 0.0%
     Vivendi Environnement (expiring 03/06/08)*(b)
       (Cost $0)....................................    22,273       9,120
                                                               -----------
     Short-Term Investments - 1.7%
     State Street Navigator Securities Lending Prime
       Portfolio(c) (Cost $1,399,779)............... 1,399,779   1,399,779
                                                               -----------

     TOTAL INVESTMENTS - 101.6%
     (Cost $89,940,330)                                         82,772,730

     Other Assets and Liabilities (net) - (1.6%)                (1,277,517)
                                                               -----------

     TOTAL NET ASSETS - 100.0%                                 $81,495,213
                                                               ===========

Portfolio Footnotes:

* Non-income producing security.

(a) All or a portion of security out on loan.

(b) All or a portion of these securities have been segregated to cover open futures contracts.
(c) Represents investment of collateral received from securities lending transactions.

                        See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS
December 31, 2001
(Percentage of Net Assets)


     ---------------------------------------------------------------------------
     Security                                       Par            Value
     Description                                   Amount         (Note 2)
     ---------------------------------------------------------------------------

     Domestic Bonds & Debt Securities - 85.1%
     Advertising - 3.4%
     Ackerley Group, Inc. (The)
       9.000%, due 01/15/09..................... $ 1,500,000    $   1,599,375
     Getty Images, Inc., Convertible
       5.000%, due 03/15/07.....................     500,000          414,375
     Interpublic Group of Companies, Inc. (The),
       Convertible
      1.800%, due 09/16/04......................     600,000          570,000
      1.870%, due 06/01/06......................     750,000          594,375
     Lamar Media Corp.
       9.625%, due 12/01/06.....................   1,500,000        1,573,125
     R.H. Donnelley Corp.
       9.125%, due 06/01/08.....................   1,500,000        1,554,375
                                                                -------------
                                                                       6,305,625
                                                                -------------
     Aerospace & Defense - 2.7%
     Alliant Techsystems, Inc.
       8.500%, due 05/15/11(c)..................     750,000          783,750
     BE Aerospace, Inc.
       8.875%, due 05/01/11.....................   1,000,000          855,000
     Dyncorp, Inc.
       9.500%, due 03/01/07.....................   1,250,000        1,281,250
     Newport News Shipbuilding, Inc.
       9.250%, due 12/01/06.....................     500,000          526,250
     Raytheon Co.
       6.300%, due 03/15/05.....................   1,500,000        1,548,571
                                                                -------------
                                                                       4,994,821
                                                                -------------
     Airlines - 0.5%
     Continental Airlines, Inc.
       8.000%, due 12/15/05.....................   1,200,000        1,002,000
                                                                -------------
     Automotive - 3.5% AutoNation, Inc.
       9.000%, due 08/01/08 (144A)(a)...........     500,000          511,250
     Collins & Aikman Corp.
       11.500%, due 04/15/06(c).................   1,000,000          980,000
     Delco Remy International, Inc.
       11.000%, due 05/01/09....................   1,000,000        1,025,000
     Navistar International Corp. - Series B
       9.375%, due 06/01/06.....................   1,405,000        1,482,275
     Oshkosh Truck Corp.
       8.750%, due 03/01/08.....................   1,500,000        1,533,750
     Pennzoil-Quaker State Co.
       10.000%, due 11/01/08 (144A)(a)..........     750,000          787,500
     Tenneco Automotive, Inc.
      11.625%, due 10/15/09.....................     500,000          247,500
                                                                -------------
                                                                       6,567,275
                                                                -------------

     Banking - 1.1%
     Regions Financial Corp.
      7.000%, due 03/01/11......................   1,000,000        1,033,495

        ----------------------------------------------------------------------
        Security                                  Par            Value
        Description                              Amount         (Note 2)
        ----------------------------------------------------------------------

        Banking - continued
        Wachovia Corp.
         6.605%, due 10/01/25................. $ 1,000,000    $   1,047,874
                                                              -------------
                                                                       2,081,369
                                                              -------------
        Beverages, Food & Tobacco - 3.1%
        ConAgra Foods, Inc.
          6.000%, due 09/15/06................   1,000,000        1,024,341
        Dean Foods Co.
          6.625%, due 05/15/09................   1,100,000        1,019,357
        Del Monte Corp.
          9.250%, due 05/15/11................     500,000          525,000
        Dole Food Co., Inc.
          7.875%, due 07/15/13................   1,000,000          989,931
        Kraft Foods, Inc., - Class A
          4.625%, due 11/01/06................   1,200,000        1,175,271
        Land O' Lakes, Inc.
          8.750%, due 11/15/11 (144A)(a)......     500,000          485,000
        Michael Foods, Inc.
          11.750%, due 04/01/11...............     500,000          542,500
                                                              -------------
                                                                       5,761,400
                                                              -------------
        Building Materials - 1.1%
        American Standard, Inc.
          8.250%, due 06/01/09................   1,250,000        1,306,250
        Nortek, Inc.
          9.875%, due 06/15/11(c).............     750,000          746,250
                                                              -------------
                                                                       2,052,500
                                                              -------------
        Cable - 5.7%
        Century Communications Corp. - Class A
         9.500%, due 03/01/05.................   1,500,000        1,481,250
         8.375%, due 12/15/07.................     500,000          461,875
        Charter Communications Holdings LLC
          8.625%, due 04/01/09(c).............   1,000,000          967,500
         10.000%, due 04/01/09(c).............   1,000,000        1,031,250
         10.000%, due 05/15/11(c).............     500,000          511,250
        CSC Holdings, Inc.
          10.500%, due 05/15/16...............     300,000          327,000
        CSC Holdings, Inc., - Class A
          8.125%, due 08/15/09................   1,000,000        1,028,564
        Frontiervision LP/Capital
         11.000%, due 10/15/06................   1,000,000        1,036,250
         11.875%, due 09/15/07................   1,000,000        1,053,750
        Mediacom LLC
         8.500%, due 04/15/08.................   1,000,000        1,010,000
        NTL, Inc.
          0.000%/12.375%, due 10/01/08++......   1,250,000          318,750
        Renaissance Media Group
          0.000%/10.000%, due 04/15/08++......     750,000          603,750

                        See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)

        ----------------------------------------------------------------------
        Security                                  Par            Value
        Description                              Amount         (Note 2)
        ----------------------------------------------------------------------

        Cable - continued
        Telewest Communications Plc
          0.000% / 9.250%, due 04/15/09(c)++.. $ 1,500,000    $     665,625
                                                              -------------
                                                                      10,496,814
                                                              -------------
        Chemicals - 2.7%
        Airgas, Inc.
          9.125%, due 10/01/11................   1,000,000        1,060,000
        Ferro Corp.
          9.125%, due 01/01/09................   1,000,000        1,029,521
        Huntsman ICI Chemicals LLC
          10.125%, due 07/01/09...............     500,000          482,500
        IMC Global, Inc.
          11.250%, due 06/01/11...............   1,000,000        1,070,000
        OM Group, Inc.
          9.250%, due 12/15/11 (144A)(a)......     300,000          307,500
        Scotts Co. (The)
          8.625%, due 01/15/09................   1,000,000        1,030,000
                                                              -------------
                                                                       4,979,521
                                                              -------------
        Commercial Services - 4.3%
        Affymetrix, Inc.
          4.750%, due 02/15/07................     750,000          569,062
        Allied Waste North America, Inc.
          7.875%, due 01/01/09................   1,500,000        1,477,500
        Avis Group Holdings, Inc.
          11.000%, due 05/01/09...............   1,000,000        1,065,000
        Dun & Bradstreet Corp. (The)
          6.625%, due 03/15/06................     500,000          509,847
        Encompass Services Corp.
          10.500%, due 05/01/09 (144A)(a).....     500,000          327,500
        Heritage Media Corp.
          8.750%, due 02/15/06................   1,000,000        1,022,500
        Iron Mountain, Inc.
          8.625%, due 04/01/13................   1,000,000        1,045,000
        JMH Finance Ltd.
          4.750%, due 09/06/07 (144A)(a)......   1,500,000        1,434,375
        Unicco Service Co.
          9.875%, due 10/15/07(c).............     622,000          556,690
                                                              -------------
                                                                       8,007,474
                                                              -------------
        Communications - 5.4%
        American Tower Corp.
          9.375%, due 02/01/09 (144A)(a)(c)...     750,000          607,500
        Comverse Technology, Inc., Convertible
          1.500%, due 12/01/05................     900,000          691,875
        Crown Castle International Corp.
          9.375%, due 08/01/11 (144A)(a)(c)...     500,000          461,250
         10.750%, due 08/01/11(c).............   1,000,000          982,500
        Cyras Systems, Inc., Convertible
          4.500%, due 08/15/05 (144A)(a)......     500,000          585,000

        ---------------------------------------------------------------------
        Security                                 Par            Value
        Description                             Amount         (Note 2)
        ---------------------------------------------------------------------

        Communications - continued
        Echostar Broadband Corp.
          10.375%, due 10/01/07.............. $   600,000    $     631,500
        L-3 Communications Corp.
          10.375%, due 05/01/07..............   1,000,000        1,076,250
        L-3 Communications Holdings
          5.250%, due 06/01/09...............     200,000          259,250
        Nextel Communications, Inc.
          5.250%, due 01/15/10...............     700,000          426,125
         9.500%, due 02/01/11................   2,850,000        2,230,125
        Nextel Communications, Inc.
          0.000% / 9.950%, due 02/15/08++....   1,000,000          690,000
        SBA Communications Corp.
          10.250%, due 02/01/09..............     500,000          430,000
        Time Warner Telecom, Inc.
          10.125%, due 02/01/11(c)...........     300,000          242,250
        Williams Communications Group, Inc.
          11.875%, due 08/01/10..............   1,500,000          622,500
                                                             -------------
                                                                       9,936,125
                                                             -------------
        Computer Software & Processing - 1.5%
        Affiliated Computer Services, Inc.,
          Convertible
          3.500%, due 02/15/06 (144A)(a).....     500,000          697,500
        Juniper Networks, Inc.
          4.750%, due 03/15/07...............   1,000,000          730,000
        Mercury Interactive Corp.
          4.750%, due 07/01/07...............     700,000          574,000
        SanDisk Corp., Convertible
          4.500%, due 11/15/06 (144A)(a).....     250,000          255,938
        Unisys Corp.
          8.125%, due 06/01/06...............     500,000          500,000
                                                             -------------
                                                                       2,757,438
                                                             -------------
        Containers - 0.2% Owens-Illinois, Inc.
          7.850%, due 05/15/04(c)............     400,000          390,000
                                                             -------------
        Cosmetics & Personal Care - 0.2%
        Chattem, Inc.
          8.875%, due 04/01/08...............     427,000          409,920
                                                             -------------
        Electric Services - 0.2%
        Integrated Electric Services, Inc.
          9.375%, due 02/01/09...............     500,000          445,000
                                                             -------------
        Electric Utilities - 3.2%
        AES Corp. (The)
          9.500%, due 06/01/09...............   1,500,000        1,372,500
        Calpine Corp.
          7.875%, due 04/01/08...............   1,500,000        1,361,265
        Kansas City Power & Light Co.
          7.125%, due 12/15/05...............     500,000          520,602

                        See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)

       ------------------------------------------------------------------------
       Security                                    Par            Value
       Description                                Amount         (Note 2)
       ------------------------------------------------------------------------

       Electric Utilities - continued
       Midland Cogeneration Venture L.P.
         10.330%, due 07/23/02................. $    32,117    $      32,241
       PP&L, Inc.
         6.550%, due 03/01/06..................   1,250,000        1,278,303
       Virginia Electric & Power Co. - Series A
         7.000%, due 01/01/24..................     700,000          677,986
       Wisconsin Public Service Corp.
         6.125%, due 08/01/11..................     750,000          742,195
                                                               -------------
                                                                       5,985,092
                                                               -------------
       Electronics - 1.0%
       ASML Holding N.V., Convertible
         5.750%, due 10/15/06 (144A)(a)........     400,000          478,252
       LSI Logic Corp., Convertible
         4.000%, due 02/15/05..................   1,000,000          848,750
       Vitesse Semiconductor Corp.
         4.000%, due 03/15/05..................     700,000          547,750
                                                               -------------
                                                                       1,874,752
                                                               -------------
       Energy - 1.1%
       AEI Holding Co., Inc.
         10.500%, due 12/15/05 (144A)(a)(d)....   1,000,000          540,000
       PPL Energy Supply LLC
         6.400%, due 11/01/11 (144A)(a)........   1,500,000        1,399,340
                                                               -------------
                                                                       1,939,340
                                                               -------------
       Entertainment & Leisure - 3.1%
       Harrah's Operation Co., Inc.
         7.500%, due 01/15/09..................   1,700,000        1,720,847
       Mandalay Resort Group
         9.375%, due 02/15/10..................   1,000,000        1,001,250
       Mohegan Tribal Gaming Authority
         8.750%, due 01/01/09..................   1,500,000        1,560,000
       Six Flags, Inc.
         9.500%, due 02/01/09 (144A)(a)........   1,000,000        1,011,250
       Steinway Musical Instruments, Inc.
         8.750%, due 04/15/11 (144A)(a)(c).....     500,000          497,500
                                                               -------------
                                                                       5,790,847
                                                               -------------
       Financial Services - 2.3%
       Alamosa Delaware, Inc.
         12.500%, due 02/01/11(c)..............     850,000          871,250
        13.625%, due 08/15/11..................     500,000          527,500
       BISYS Group, Inc.
         4.000%, due 03/15/06 (144A)(a)........     500,000          588,750
       Credit Suisse First Boston New York
         2.000%, due 05/01/10..................     500,000          418,125
       Ford Motor Credit Co.
         7.250%, due 10/25/11(c)...............   1,500,000        1,462,204
       Merrill Lynch & Co., Inc.
         1.500%, due 12/15/05..................     500,000          449,100
                                                               -------------
                                                                       4,316,929
                                                               -------------

     ----------------------------------------------------------------------------
     Security                                        Par            Value
     Description                                    Amount         (Note 2)
     ----------------------------------------------------------------------------

     Food Retailers - 1.6%
     Great Atlantic & Pacific Tea Co., Inc. (The)
      7.750%, due 04/15/07....................... $   500,000    $     480,000
      9.125%, due 12/15/11.......................   1,000,000        1,007,500
     Ingles Markets, Inc.
       8.875%, due 12/01/11 (144A)(a)............     750,000          740,625
     Stater Brothers Holdings, Inc.
       10.750%, due 08/15/06.....................     650,000          676,000
                                                                 -------------
                                                                       2,904,125
                                                                 -------------
     Forest Products & Paper - 1.3%
     Fonda Group, Inc.
       9.500%, due 03/01/07......................     250,000          226,250
     International Paper Co.
       8.125%, due 07/08/05......................   1,000,000        1,081,867
     Stone Container Corp.
       9.250%, due 02/01/08 (144A)(a)............   1,000,000        1,060,000
                                                                 -------------
                                                                       2,368,117
                                                                 -------------
     Health Care Providers - 2.5%
     HealthSouth Corp.
       10.750%, due 10/01/08.....................     500,000          552,500
      8.375%, due 10/01/11 (144A)(a).............   1,000,000        1,035,000
     Leiner Health Products Group
       9.625%, due 07/01/07(d)...................   1,000,000          155,000
     Prime Medical Services, Inc.
       8.750%, due 04/01/08......................   1,000,000          930,000
     Triad Hospitals, Inc.
       8.750%, due 05/01/09......................     500,000          523,750
     Universal Health Services, Inc., Convertible
       0.426%, due 06/23/20......................   1,000,000          582,500
     Wellpoint Health Networks, Inc.
       0.000%, due 07/02/19+.....................   1,000,000          845,000
                                                                 -------------
                                                                       4,623,750
                                                                 -------------
     Heavy Machinery - 0.3%
     Briggs & Stratton Corp.
       8.875%, due 03/15/11......................     500,000          525,000
                                                                 -------------
     Home Construction, Furnishings & Appliances - 2.2%
     D.R. Horton, Inc.
       10.000%, due 04/15/06.....................   1,000,000        1,035,000
     Lennar Corp.
       7.625%, due 03/01/09......................   1,000,000        1,005,000
     MDC Holdings, Inc.
       8.375%, due 02/01/08......................   1,000,000        1,015,000
     Schuler Homes, Inc.
       9.375%, due 07/15/09......................     750,000          780,000
     Sealy Mattress Co., - Series B
       9.875%, due 12/15/07(c)...................     300,000          301,500
                                                                 -------------
                                                                       4,136,500
                                                                 -------------

                        See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)

      -------------------------------------------------------------------------
      Security                                     Par            Value
      Description                                 Amount         (Note 2)
      -------------------------------------------------------------------------

      Insurance - 0.7%
      AdvancePCS
        8.500%, due 04/01/08................... $   500,000    $     522,500
      American International Group, Convertible
        0.500%, due 05/15/07(c)................     850,000          840,438
                                                               -------------
                                                                       1,362,938
                                                               -------------
      Lodging - 2.4%
      Aztar Corp.
        8.875%, due 05/15/07...................   1,000,000        1,037,500
      Felcor Lodging LP
        8.500%, due 06/01/11...................   1,001,000          965,965
      Hilton Hotels Corp.
        8.250%, due 02/15/11...................   1,000,000          972,470
      Park Place Entertainment Corp.
       7.875%, due 12/15/05....................   1,000,000          998,750
       9.375%, due 02/15/07(c).................     400,000          419,000
                                                               -------------
                                                                       4,393,685
                                                               -------------
      Media - Broadcasting & Publishing - 4.2%
      Allbritton Communications Co.
        9.750%, due 11/30/07...................   1,000,000        1,050,000
      EchoStar DBS Corp.
        9.125%, due 01/15/09 (144A)(a).........   1,000,000        1,007,500
      Fox Liberty Networks LLC
        8.875%, due 08/15/07...................   1,000,000        1,040,000
      Gray Communications Systems, Inc.
        10.625%, due 10/01/06..................     500,000          526,875
      Insight Communications Co., Inc.
        0.000% / 12.250%, due
        02/15/11(144A)(a)++....................   1,000,000          595,000
      Interep National Radio Sales, Inc.
        10.000%, due 07/01/08..................     850,000          556,750
      Liberty Media
        3.500%, due 01/15/31 (144A)(a).........   1,000,000          762,500
      PRIMEDIA, Inc.
        10.250%, due 06/01/04..................     425,000          403,750
      Sinclair Broadcast Group, Inc.
       10.000%, due 09/30/05(c)................   1,250,000        1,291,662
       8.750%, due 12/15/11 (144A)(a)..........     500,000          502,500
                                                               -------------
                                                                       7,736,537
                                                               -------------
      Medical - Biotechnology - 0.2% Packard BioScience Co.
        9.375%, due 03/01/07...................     400,000          422,500
                                                               -------------
      Medical Supplies - 1.2%
      Fisher Scientific International, Inc.
        9.000%, due 02/01/08...................   1,000,000        1,030,000
      Fresenius Med Cap Trust
        9.000%, due 12/01/06...................     500,000          516,250

       ------------------------------------------------------------------------
       Security                                    Par            Value
       Description                                Amount         (Note 2)
       ------------------------------------------------------------------------

       Medical Supplies - continued
       Fresenius Med Cap Trust II
         7.875%, due 02/01/08.................. $   550,000    $     552,750
       InSight Health Services Corp.
         9.875%, due 11/01/11 (144A)(a)........     150,000          156,000
                                                               -------------
                                                                       2,255,000
                                                               -------------
       Metals - 1.3%
       AK Steel Corp
         9.125%, due 12/15/06(c)...............     250,000          256,875
       Armco, Inc.
         9.000%, due 09/15/07..................     500,000          507,500
       Century Aluminum Co.
         11.750%, due 04/15/08 (144A)(a).......     250,000          260,000
       Lone Star Technologies, Inc., - Series B
         9.000%, due 06/01/11 (144A)(a)........     500,000          422,500
       Nortek, Inc.
         8.875%, due 08/01/08(c)...............     750,000          755,625
       WCI Steel, Inc.
         10.000%, due 12/01/04.................     500,000          267,500
                                                               -------------
                                                                       2,470,000
                                                               -------------
       Miscellaneous - 0.4%
       American Greetings Corp.
         11.750%, due 07/15/08 (144A)(a)(c)....     750,000          776,250
                                                               -------------
       Oil & Gas - 5.3%
       Anadarko Petroleum Corp.
         0.000%, due 03/07/20+.................   1,000,000          726,250
       Chesapeake Energy Corp.
         8.375%, due 11/01/08 (144A)(a)........     500,000          496,250
       Forest Oil Corp.
         8.000%, due 06/15/08..................   1,000,000        1,010,000
       KCS Energy, Inc.
         11.000%, due 01/15/03.................     750,000          750,000
       Kerr-McGee Corp., Convertible
         5.250%, due 02/15/10..................   1,000,000        1,120,000
       Key Energy Services, Inc.
         8.375%, due 03/01/08 (144A)(a)........     750,000          761,250
       Mission Resources Corp., - Series C
         10.875%, due 04/01/07 (144A)(a).......     650,000          588,250
       Parker Drilling Corp., - Series D
         9.750%, due 11/15/06..................   1,250,000        1,250,000
       Parker Drilling Corp., Convertible
         5.500%, due 08/01/04(c)...............   1,000,000          893,750
       Pogo Producing Corp.
         8.750%, due 05/15/07..................     500,000          513,750
       Stone Energy Corp.
         8.250%, due 12/15/11 (144A)(a)........     500,000          510,000
       XTO Energy, Inc., - Series B
         9.250%, due 04/01/07..................   1,250,000        1,312,500
                                                               -------------
                                                                       9,932,000
                                                               -------------

                        See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)

      --------------------------------------------------------------------------
      Security                                      Par            Value
      Description                                  Amount         (Note 2)
      --------------------------------------------------------------------------

      Pharmaceuticals - 2.0% AmerisourceBergen Corp.
        8.125%, due 09/01/08 (144A)(a).......... $   500,000    $     515,000
      Cell Therapeutics, Inc., Convertible
        5.750%, due 06/15/08 (144A)(a)..........     750,000          715,313
      IVAX Corp., Convertible
        5.500%, due 05/15/07....................   1,000,000        1,003,750
      Roche Holdings, Inc., Convertible
        0.000%, due 01/19/15 (144A)(a)+.........   2,000,000        1,472,500
                                                                -------------
                                                                       3,706,563
                                                                -------------
      Real Estate - 0.7%
      Host Marriott LP (REIT)
       9.500%, due 01/15/07 (144A)(a)...........     225,000          226,406
       9.250%, due 10/01/07(c)..................   1,000,000        1,001,250
                                                                -------------
                                                                       1,227,656
                                                                -------------
      Retailers - 0.9%
      Central Garden & Pet Co.
        6.000%, due 11/15/03....................     500,000          423,125
      Kmart Corp.
        9.875%, due 06/15/08 (144A)(a)..........     750,000          622,796
      Office Depot, Inc.
        10.000%, due 07/15/08...................     500,000          545,000
                                                                -------------
                                                                       1,590,921
                                                                -------------
      Telephone Systems - 3.8%
      Intermedia Communications of Florida, Inc.
        9.500%, due 03/01/09....................   1,000,000        1,076,250
      Level 3 Communications, Inc.
        11.000%, due 03/15/08(c)................   1,000,000          505,000
      Level 3 Communications, Inc.
        0.000% / 12.875%, due 03/15/10++........     157,000           36,895
      MasTec, Inc.
        7.750%, due 02/01/08(c).................     400,000          336,000
      Price Communications Wireless, Inc.
        9.125%, due 12/15/06....................     750,000          798,750
      SBA Communications Corp.
        0.000% / 12.000%, due 03/01/08++........   1,000,000          755,000
      TeleCorp PCS, Inc.
        10.625%, due 07/15/10...................   2,000,000        2,330,000
      Triton PCS, Inc.
        0.000% / 11.000%, due 05/01/03++........   1,000,000          910,000
      VoiceStream Wireless Corp.
        10.375%, due 11/15/09...................     325,000          370,500
                                                                -------------
                                                                       7,118,395
                                                                -------------
      Textiles, Clothing & Fabrics - 0.7%
      Interface, Inc.
        9.500%, due 11/15/05....................   1,000,000          900,000
      Levi Strauss & Co.
        11.625%, due 01/15/08(c)................     500,000          445,000
                                                                -------------
                                                                       1,345,000
                                                                -------------

        ----------------------------------------------------------------------
        Security                                  Par            Value
        Description                              Amount         (Note 2)
        ----------------------------------------------------------------------

        Tires & Rubber - 0.3%
        Goodyear Tire & Rubber Co.
          7.857%, due 08/15/11................ $   650,000    $     604,997
                                                              -------------
        Transportation - 0.5%
        United Parcel Services
          1.750%, due 09/27/07................   1,000,000          980,000
                                                              -------------
        U.S. Government Agency Mortgage Backed Securities - 6.3%
        Federal Home Loan Mortgage Corp.
         7.000%, due 07/15/05.................     700,000          761,291
         5.500%, due 07/15/06.................   3,000,000        3,086,166
        Federal National Mortgage Assoc.
          6.500%, due 10/01/31................   7,889,760        7,905,046
                                                              -------------
                                                                      11,752,503
                                                              -------------
        Total Domestic Bonds & Debt Securities
          (Cost $162,628,537)                                   158,326,679
                                                              -------------

        Foreign Bonds & Debt Securities - 5.2% Argentina - 0.2% Telefonica de
        Argentina S.A.,
          9.125%, due 05/07/08 (144A)(a)......     500,000          311,250
                                                              -------------
        Bermuda - 0.8%
        Elan Finance Corp. Ltd., (Yankee)
          0.000%, due 12/14/18+...............   2,000,000        1,417,500
        Global Crossings Holdings Ltd.,
          9.625%, due 05/15/08(c).............   1,000,000          120,000
                                                              -------------
                                                                       1,537,500
                                                              -------------
        Brazil - 0.3%
        Globo Comunicacoes Participation,
          10.625%, due 12/05/08 (144A)(a).....     750,000          504,375
                                                              -------------
        Canada - 1.8%
        Abitibi-Consolidated, Inc. (Yankee)
          8.550%, due 08/01/10................     750,000          791,710
        Rogers Cantel, Inc., (Yankee)
          8.300%, due 10/01/07................   1,000,000          980,000
        Rogers Wireless Communications, Inc.
          9.625%, due 05/01/11................     500,000          517,500
        Tembec Industries, Inc., (Yankee)
          8.625%, due 06/30/09................   1,000,000        1,045,000
                                                              -------------
                                                                       3,334,210
                                                              -------------
        Luxembourg - 0.4%
        Millicom International Cellular S.A.,
          (Yankee)
          13.500%, due 06/01/06...............   1,000,000          665,000
                                                              -------------
        Mexico - 0.8%
        Gruma S.A. de C.V., (Yankee)
          7.625%, due 10/15/07(c).............     500,000          471,250
        TV Azteca S.A., (Yankee)
          10.500%, due 02/15/07...............   1,000,000          975,000
                                                              -------------
                                                                       1,446,250
                                                              -------------

                        See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)

        ----------------------------------------------------------------------
        Security                                  Par            Value
        Description                              Amount         (Note 2)
        ----------------------------------------------------------------------

        Netherlands - 0.4%
        STMicroelectronics N.V., Convertible
          0.000%, due 09/22/09+............... $   500,000    $     501,875
        United Pan-Europe Communications N.V.,
          (Yankee)
          11.250%, due 11/01/09...............     500,000           67,500
        Versatel Telecom International N.V.,
          (Yankee)
          11.875%, due 07/15/09...............     650,000          224,250
                                                              -------------
                                                                         793,625
                                                              -------------
        United Kingdom - 0.5%
        Swiss Life Financial Ltd., Convertible
          2.000%, due 05/20/05................   1,000,000        1,036,250
                                                              -------------
        Total Foreign Bonds & Debt Securities
          (Cost $11,795,454)                                      9,628,460
                                                              -------------
        ----------------------------------------------------------------------
                                                 Shares
        ----------------------------------------------------------------------

        Common and Preferred Stocks - 3.4%
        Aerospace & Defense - 0.2%
        Raytheon Co. Convertible Preferred....       6,000          334,500
                                                              -------------
        Communications - 0.5%
        Cox Communications, Inc. - Class A,
          Convertible Preferred...............      17,000          971,550
                                                              -------------
        Electric Utilities - 0.5%
        AES Trust VII Convertible Preferred...      10,000          285,000
        Dominion Resources, Inc. Convertible
          Preferred...........................      10,000          597,200
                                                              -------------
                                                                         882,200
                                                              -------------
        Electronics - 0.0%
        DecisionOne Corp.(b)*.................          66                0
                                                              -------------
        Entertainment & Leisure - 0.4%
        Six Flags, Inc........................      30,000          716,250
                                                              -------------
        Financial Services - 0.6%
        Equity Securities Trust I
          Convertible Preferred*..............      10,000          445,000
        Morgan Stanley Dean Witter & Co.......      30,000          189,000
        Washington Mutual, Inc.
          Convertible Preferred(c)............      10,000          478,750
                                                              -------------
                                                                       1,112,750
                                                              -------------
        Forest Products & Paper - 0.3%
        Georgia-Pacific Group.................      15,000          466,350
                                                              -------------
        Health Care Providers - 0.2%
        Anthem, Inc. Convertible Preferred*...       5,700          364,800
                                                              -------------

        Industrial - Diversified - 0.0%
        Safelite Realty Corp.(b)*.............         436            1,247

      --------------------------------------------------------------------------
      Security                                                     Value
      Description                                  Shares         (Note 2)
      --------------------------------------------------------------------------

      Industrial - Diversified - continued
      Safelite Glass Corp. - Class B(b)*........       6,452    $       1,250
                                                                -------------
                                                                           2,497
                                                                -------------
      Insurance - 0.4%
      ACE, Ltd. Convertible Preferred...........      10,000          817,000
                                                                -------------
      Media - Broadcasting & Publishing - 0.1%
      Sinclair Broadcast Group, Inc. - Series D,
        Convertible Preferred(c)................       8,500          240,550
                                                                -------------
      Transportation - 0.2%
      Canadian National Railway Co.
        Convertible Preferred...................       7,000          458,500
                                                                -------------
      Total Common and Preferred Stocks
        (Cost $7,901,278)                                           6,366,947
                                                                -------------
      Warrants - 0.0%
      Cable - 0.0%
      NTL, Inc. (expiring 10/14/08)(144A)(a)*...         522               26
      Industrial - Diversified - 0.0%
      Safelite Glass Corp. - Class A
        (expiring 09/29/06)(b)*.................      15,811            1,251
      Safelite Glass Corp. - Class B
        (expiring 09/29/07)(b) *................      10,541            1,250
                                                                -------------
                                                                           2,501
                                                                -------------
      Medical Supplies - 0.0%
      Urohealth Systems, Inc.
        (expiring 04/10/04)(144A)(a)(b)*........         250                0
                                                                -------------
      Total Warrants (Cost $509,177)                                    2,527
                                                                -------------
      --------------------------------------------------------------------------
                                                 Par/Shares
                                                   Amount
      --------------------------------------------------------------------------

      Short-Term Investments - 12.1%
      State Street Bank and Trust Co.,
        Repurchase Agreement, dated 12/31/01 at 0.75% to be repurchased at
        $7,793,325 on 1/02/02 collateralized by $7,980,000 FHLMC 2.21% due
        11/26/02
        with a value of $7,952,908.............. $ 7,793,000        7,793,000
      State Street Navigator Lending
        Prime Portfolio(e)......................  14,619,770       14,619,770
                                                                -------------
      Total Short-Term Investments
        (Cost $22,412,770)                                         22,412,770
                                                                -------------

                        See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)

          -----------------------------------------------------------
          Security                                         Value
          Description                                     (Note 2)
          -----------------------------------------------------------

          TOTAL INVESTMENTS - 105.8%
          (Cost $205,247,216)                           $196,737,383

          Other Assets and Liabilities (net) - (5.8%)    (10,733,740)
                                                        ------------

          TOTAL NET ASSETS - 100.0%                     $186,003,643
                                                        ============

Portfolio Footnotes:

* Non-income producing security.

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(c) All or a portion of security out on loan.

(d) Security is in default.

(e) Represents investment of collateral received from securities lending transactions.

+   Zero coupon bond.

++ Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

FHLMC - Federal Home Loan Mortgage Corp.

REIT - Real Estate Investment Trust

Yankee - U.S. Dollar denominated bonds issued by non-U.S. companies in the U.S. The following table summarizes the portfolio composition of the Portfolio's holdings at December 31, 2001, based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the Moody's rating is used.

                                                                            % of
                                                                       Portfolio
              Portfolio Composition by Credit Quality (unaudited)
              ---------------------------------------------------
                 AAA/Government/Government Agency         7.79%
                 AA                                       1.52
                 A                                        4.87
                 BBB                                     16.28
                 BB                                      22.50
                 B                                       39.24
                 Below B                                  4.15
                 Equities/Other                           3.65
                                                         -----
                 Total:                                  100.0%
                                                         =====

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS
December 31, 2001
(Percentage of Net Assets)



        ---------------------------------------------------------------
        Security                                              Value
        Description                                 Shares   (Note 2)
        ---------------------------------------------------------------

        Common Stocks - 97.2%
        Automotive - 3.2%
        Dana Corp..................................  46,900 $   650,972
        Genuine Parts Co...........................  62,300   2,286,410
                                                            -----------
                                                                       2,937,382
                                                            -----------
        Beverages, Food & Tobacco - 3.7%
        Archer-Daniels-Midland Co.................. 144,040   2,066,974
        Corn Products International, Inc...........  37,800   1,332,450
                                                            -----------
                                                                       3,399,424
                                                            -----------
        Chemicals - 11.0%
        Crompton Corp.............................. 220,000   1,980,000
        Eastman Chemical Co........................  51,800   2,021,236
        IMC Global, Inc............................ 173,900   2,260,700
        Potash Corporation of Saskatchewan, Inc.(a)  30,200   1,853,676
        Solutia, Inc.(a)........................... 145,600   2,041,312
                                                            -----------
                                                                      10,156,924
                                                            -----------
        Computer Software & Processing - 1.5%
        Sybase, Inc.*..............................  85,800   1,352,208
                                                            -----------
        Containers & Packaging - 4.7%
        Ball Corp..................................  24,700   1,746,290
        Pactiv Corp.*.............................. 145,800   2,587,950
                                                            -----------
                                                                       4,334,240
                                                            -----------
        Electric Utilities - 9.1%
        Ameren Corp.(a)............................  43,900   1,856,970
        CMS Energy Corp.(a)........................  82,500   1,982,475
        Niagara Mohawk Holdings, Inc.*(a)..........  47,500     842,175
        Northeast Utilities........................ 103,800   1,829,994
        TECO Energy, Inc.(a).......................  70,800   1,857,792
                                                            -----------
                                                                       8,369,406
                                                            -----------
        Electrical Equipment - 1.2%
        Grainger (W.W.), Inc.......................  22,600   1,084,800
                                                            -----------
        Entertainment & Leisure - 1.3%
        Harrah's Entertainment, Inc.*(a)...........  32,000   1,184,320
                                                            -----------
        Forest Products & Paper - 2.2%
        Georgia-Pacific Group(a)...................  74,300   2,051,423
                                                            -----------
        Health Care Providers - 4.7%
        Anthem, Inc.*(a)...........................   5,700     282,150
        Caremark Rx, Inc.*(a)...................... 131,400   2,143,134
        Trigon Healthcare, Inc.*(a)................  27,100   1,882,095
                                                            -----------
                                                                       4,307,379
                                                            -----------
        Home Construction, Furnishings & Appliances - 1.4%
        Leggett & Platt, Inc.(a)...................  57,700   1,327,100
                                                            -----------
        Household Products - 4.8%
        Newell Rubbermaid, Inc.(a).................  66,400   1,830,648
        Snap-On, Inc...............................  75,500   2,541,330
                                                            -----------
                                                                       4,371,978
                                                            -----------

           ----------------------------------------------------------
           Security                                         Value
           Description                            Shares   (Note 2)
           ----------------------------------------------------------

           Insurance - 13.0%
           ACE, Ltd.(a)..........................  58,600 $ 2,352,790
           Everest Reinsurance Group, Ltd.(a)....  26,600   1,880,620
           Health Net, Inc.*..................... 110,300   2,402,334
           PartnerRe, Ltd.(a)....................  37,100   2,003,400
           Transatlantic Holdings, Inc...........  11,900   1,082,900
           XL Capital, Ltd. - Class A(a).........  24,900   2,274,864
                                                          -----------
                                                                      11,996,908
                                                          -----------
           Medical Supplies - 5.4%
           Becton Dickinson & Co.................  41,500   1,375,725
           Boston Scientific Corp.*.............. 107,400   2,590,488
           St. Jude Medical, Inc.*...............  12,500     970,625
                                                          -----------
                                                                       4,936,838
                                                          -----------
           Metals - 3.3%
           Hubbell, Inc..........................  63,400   1,862,692
           Timken Co.............................  75,200   1,216,736
                                                          -----------
                                                                       3,079,428
                                                          -----------
           Oil & Gas - 8.4%
           Dynegy, Inc. - Class A................  94,384   2,406,792
           EOG Resources, Inc....................  53,000   2,072,830
           Kerr-McGee Corp.......................  32,300   1,770,040
           Southwest Gas Corp.(a)................  65,400   1,461,690
                                                          -----------
                                                                       7,711,352
                                                          -----------
           Pharmaceuticals - 2.5%
           Mylan Laboratories, Inc.(a)...........  61,200   2,295,000
                                                          -----------
           Real Estate - 2.2%
           Healthcare Realty Trust, Inc. (REIT)..  71,555   2,003,540
                                                          -----------
           Restaurants - 1.9%
           CBRL Group, Inc.......................  60,000   1,766,400
                                                          -----------
           Retailers - 9.2%
           Albertson's, Inc.(a)..................  34,000   1,070,660
           Big Lots, Inc.*....................... 120,700   1,255,280
           J.C. Penney Co., Inc..................  75,800   2,039,020
           K-Mart Corp.*(a)...................... 260,200   1,420,692
           May Department Stores Co..............  26,100     965,178
           Office Depot, Inc.*...................  92,500   1,714,950
                                                          -----------
                                                                       8,465,780
                                                          -----------
           Textiles, Clothing & Fabrics - 2.5%
           Tommy Hilfiger Corp.*................. 167,500   2,303,125
                                                          -----------
           Total Common Stocks (Cost $74,894,153)          89,434,955
                                                          -----------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)


        ---------------------------------------------------------------
        Security                              Par/Shares     Value
        Description                             Amount      (Note 2)
        ---------------------------------------------------------------

        Short-Term Investments - 29.0%
        State Street Bank and Trust Co.,
          Repurchase Agreement, dated 12/31/01 at 0.50% to be repurchased at
          $3,906,109 on 1/02/02 collateralized by $4,020,000 FNMA 2.92% due
          11/14/03 with a value of $3,987,884 $ 3,906,000 $  3,906,000
        State Street Navigator Securities
          Lending Prime Portfolio (b)........  22,719,738   22,719,738
                                                          ------------
        Total Short-Term Investments
        (Cost $26,625,738)                                  26,625,738
                                                          ------------

        TOTAL INVESTMENTS - 126.2%
        (Cost $101,519,891)                                116,060,693

        Other Assets and Liabilities (net) -
         (26.2%)                                           (24,072,469)
                                                          ------------

        TOTAL NET ASSETS - 100.0%                         $ 91,988,224
                                                          ============

Portfolio Footnotes:

* Non-income producing security.

(a) All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

REIT - Real Estate Investment Trust

FNMA - Federal National Mortgage Association.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT DEVELOPING GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
December 31, 2001
(Percentage of Net Assets)


            --------------------------------------------------------
            Security                                       Value
            Description                           Shares  (Note 2)
            --------------------------------------------------------

            Common Stocks - 94.8%
            Aerospace & Defense - 0.1%
            DRS Technologies, Inc.*..............  1,100 $    39,215
                                                         -----------
            Airlines - 1.9%
            Frontier Airlines, Inc.*............. 18,900     321,300
            SkyWest, Inc......................... 15,400     391,930
                                                         -----------
                                                                         713,230
                                                         -----------
            Apparel Retailers - 2.7%
            American Eagle Outfitters, Inc.*.....  4,200     109,914
            Chico's FAS, Inc.*(a)................  7,300     289,810
            Children's Place Retail Stores, Inc.*  8,000     217,200
            Christopher & Banks Corp.*...........  3,100     106,175
            Pacific Sunwear of California, Inc.*. 15,450     315,489
                                                         -----------
                                                                       1,038,588
                                                         -----------
            Banking - 1.2%
            CompuCredit Corp.*................... 15,300     179,928
            IndyMac Bancorp, Inc.*...............  5,800     135,604
            Silicon Valley Bancshares*...........  6,000     160,380
                                                         -----------
                                                                         475,912
                                                         -----------
            Beverages, Food & Tobacco - 1.1%
            Performance Food Group Co.*(a).......  8,500     298,945
            United Natural Foods, Inc.*..........  4,700     117,500
                                                         -----------
                                                                         416,445
                                                         -----------
            Building Materials - 1.0%
            Insight Enterprises, Inc.*(a)........ 16,100     396,060
                                                         -----------
            Chemicals - 0.8%
            OM Group, Inc........................  4,500     297,855
                                                         -----------
            Commercial Services - 15.2%
            Bio-Technology General Corp.*........ 20,600     169,538
            Career Education Corp.*..............  8,900     305,092
            CellStar Corp.*...................... 50,900      42,756
            Core Laboratories N.V.*(a)........... 15,070     211,281
            Corinthian Colleges, Inc.*...........  5,000     204,450
            Corporate Executive Board Co.*....... 14,400     528,480
            Critical Path, Inc.*.................  8,100      22,194
            Edison Schools, Inc. - Class A*(a)...  4,700      92,355
            Education Management Corp.*..........  4,100     148,625
            EGL, Inc.*(a)........................  7,700     107,415
            First Consulting Group, Inc.*........  9,100     142,415
            Forrester Research, Inc.*............  7,800     157,092
            G & K Services, Inc. - Class A....... 17,300     558,790
            Iron Mountain, Inc.*................. 14,400     630,720
            ITT Educational Services, Inc.*......  4,500     165,915
            Labor Ready, Inc.*...................  8,700      44,457
            Lexent, Inc.*........................  4,000      25,000
            Management Network Group, Inc.*......  4,200      28,980
            NCO Group, Inc.*(a).................. 10,600     242,740
            NDCHealth Corp.......................  5,900     203,845
            On Assignment, Inc.*.................  9,600     220,512

           ---------------------------------------------------------
           Security                                        Value
           Description                            Shares  (Note 2)
           ---------------------------------------------------------

           Commercial Services - continued
           Pegasus Solutions, Inc.*.............. 10,250 $   145,550
           Quintiles Transnational Corp.*........  8,600     138,030
           Seattle Genetics, Inc.*(a)............  5,700      32,490
           Steiner Leisure, Ltd.*................ 12,700     269,875
           Sylvan Learning Systems, Inc.*........  6,100     134,627
           TeleTech Holdings, Inc.*.............. 37,400     535,942
           Tetra Tech, Inc.*(a)..................  8,750     174,213
           Tier Technologies, Inc. - Class B*(a).  4,800     103,488
                                                         -----------
                                                                       5,786,867
                                                         -----------
           Communications - 2.3%
           Cable Design Technologies Corp.*...... 16,400     224,352
           Comtech Telecommunications Corp.*(a).. 10,200     126,480
           Gentner Communications Corp.*(a)......  3,600      60,048
           Lantronix, Inc.*(a)...................  9,100      57,512
           Metawave Communications Corp.*........  8,600      26,832
           Plantronics, Inc.*.................... 13,600     348,704
           StockerYale, Inc.*(a).................  1,900      21,071
                                                         -----------
                                                                         864,999
                                                         -----------
           Computer Software & Processing - 8.2%
           Acxiom Corp.*(a)...................... 20,500     358,135
           BSQUARE Corp.*........................  7,100      29,607
           CyberSource Corp.*(a).................  6,500      11,440
           Documentum, Inc.*..................... 14,600     317,112
           DoubleClick, Inc.*....................  3,400      38,556
           e.College.com, Inc.*.................. 20,900      66,253
           eFunds Corp.*......................... 11,300     155,375
           eMerge Interactive, Inc. - Class A*(a) 15,600      20,765
           EXE Technologies, Inc.*(a)............  9,000      45,810
           Intergraph Corp.*..................... 18,400     252,816
           Intrado, Inc.*(a).....................  2,100      56,280
           Manhattan Associates, Inc.*(a)........  2,200      64,130
           Numerical Technologies, Inc.*.........  4,900     172,480
           Open Text Corp.*(a)...................  4,100     121,196
           Phoenix Technologies Ltd.*............ 10,100     117,564
           Realnetworks, Inc.*(a)................  6,900      40,986
           Riverdeep Group Plc (ADR)*(a).........  4,900      82,369
           RSA Security, Inc.*(a)................  8,350     145,791
           Rudolph Technologies, Inc.*(a)........  3,300     113,256
           S1 Corp.*............................. 27,100     438,478
           Saba Software, Inc.*(a)............... 15,300      79,866
           SmartForce Plc (ADR)*(a)..............  7,300     180,675
           THQ, Inc.*(a).........................    150       7,271
           Verity, Inc.*(a)......................  4,200      85,050
           Virage, Inc.*.........................  3,900      12,909
           WatchGuard Technologies, Inc.*........ 16,300     106,113
                                                         -----------
                                                                       3,120,283
                                                         -----------
           Computers & Information - 4.0%
           Advanced Digital Information Corp.*... 36,900     591,876

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT DEVELOPING GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)

         --------------------------------------------------------------
         Security                                             Value
         Description                                 Shares  (Note 2)
         --------------------------------------------------------------

         Computers & Information - continued
         Cray, Inc.*(a)............................. 39,800 $    74,426
         InFocus Corp.*(a)..........................  6,600     145,332
         Interlink Electronics, Inc.*...............  1,900       8,227
         Mercury Computer Systems, Inc.*............  2,500      97,775
         MICROS Systems, Inc.*......................  6,800     170,680
         RadiSys Corp.*............................. 19,500     383,370
         SkillSoft Corp.*...........................  1,900      49,248
                                                            -----------
                                                                       1,520,934
                                                            -----------
         Electrical Equipment - 1.8%
         Analogic Corp..............................  6,700     258,017
         FLIR Systems, Inc.*........................  3,500     132,720
         Technitrol, Inc............................  8,500     234,770
         Universal Electronics, Inc.*...............  3,500      60,235
                                                            -----------
                                                                         685,742
                                                            -----------
         Electronics  - 4.4%
         AstroPower, Inc.*(a).......................  3,400     137,462
         Aware, Inc.*...............................  4,200      34,860
         AXT, Inc...................................  7,400     106,782
         Cabot Microelectronics Corp.*(a)...........  1,100      87,175
         CTS Corp...................................  4,100      65,190
         Dionex Corp.*..............................  2,700      68,877
         Drexler Technology Corp.*..................  1,700      40,409
         EMS Technologies, Inc.*....................  3,700      59,496
         Fairchild Semiconductor Corp. - Class A*...  6,200     174,840
         Lecroy Corp.*..............................  3,400      61,880
         Microtune, Inc.*...........................  3,200      75,072
         Molecular Devices Corp.*(a)................  7,300     152,351
         Multilink Technology Corp. - Class A*......  3,000      19,440
         Oak Technology, Inc.*(a)................... 16,700     229,625
         Read-Rite Corp.*(a)........................ 29,100     192,351
         Silicon Storage Technology, Inc.*.......... 11,700     112,788
         SLI, Inc................................... 21,700      56,637
                                                            -----------
                                                                       1,675,235
                                                            -----------
         Energy - 0.0%
         FuelCell Energy, Inc.*.....................    900      16,326
                                                            -----------
         Entertainment & Leisure - 0.6%
         Bally Total Fitness Holdings Corp.*(a)..... 10,000     215,600
                                                            -----------
         Financial Services - 0.9%
         Federal Agricultural Mortgage Corp. (Farmer
           Mac) - Class C*..........................  3,300     133,650
         Metris Companies, Inc.(a)..................  7,500     192,825
                                                            -----------
                                                                         326,475
                                                            -----------
         Health Care Providers - 6.2%
         Centene Corp.*(a)..........................  5,500     120,725
         Collateral Therapeutics, Inc.*(a)..........  4,800      30,048
         Hanger Orthopedic Group, Inc.*............. 14,100      84,600
         Healthcare Services Group, Inc.*........... 15,550     160,165

          ------------------------------------------------------------
          Security                                           Value
          Description                               Shares  (Note 2)
          ------------------------------------------------------------

          Health Care Providers - continued
          LifePoint Hospitals, Inc*(a).............  7,200 $   245,088
          Matria Healthcare, Inc.*.................  8,750     303,012
          Mid Atlantic Medical Services, Inc.*..... 12,200     276,940
          Pharmaceutical Product Development, Inc.* 11,800     381,258
          Province Healthcare Co.*(a).............. 11,000     339,460
          Renal Care Group, Inc.*(a)............... 10,500     337,050
          Res-Care, Inc.*(a).......................  7,600      67,260
                                                           -----------
                                                                       2,345,606
                                                           -----------
          Heavy Machinery - 1.1%
          Flow International Corp.*................ 12,000     148,440
          Semitool, Inc.*.......................... 22,700     260,596
                                                           -----------
                                                                         409,036
                                                           -----------
          Home Construction, Furnishings & Appliances - 3.0%
          Beazer Homes USA, Inc.*(a)...............  2,300     168,291
          Crossmann Communities, Inc............... 10,400     343,200
          M.D.C. Holdings, Inc.(a).................  8,184     309,273
          Pulte Corp.*(a)..........................  2,100      93,807
          Standard Pacific Corp.(a)................ 10,000     243,200
                                                           -----------
                                                                       1,157,771
                                                           -----------
          Insurance - 1.4%
          AdvancePCS*(a)...........................  7,180     210,733
          Hooper Holmes, Inc....................... 38,300     342,785
                                                           -----------
                                                                         553,518
                                                           -----------
          Media - Broadcasting & Publishing - 0.9%
          Information Holdings, Inc.*(a)...........  7,800     220,818
          Regent Communications, Inc.*............. 19,000     128,250
                                                           -----------
                                                                         349,068
                                                           -----------
          Medical Supplies - 6.5%
          ATS Medical, Inc.*....................... 23,700     125,610
          Bio-Rad Laboratories, Inc. - Class A*....    800      50,640
          Coherent, Inc.*.......................... 18,700     578,204
          Diagnostic Products Corp.................  3,700     162,615
          Ionics, Inc.*............................  1,300      39,039
          Northwest Biotherapeutics, Inc.*.........  3,700      18,500
          Novoste Corp.*........................... 16,000     139,840
          Ocular Sciences, Inc.*...................  7,200     167,760
          Orthofix International N.V.*............. 12,300     456,361
          Radiance Medical Systems, Inc.*..........  9,500      15,390
          SangStat Medical Corp.*..................  3,900      76,596
          SonoSite, Inc.*..........................  7,700     197,813
          Techne Corp.*............................  8,300     305,855
          Theragenics Corp.*....................... 13,100     129,166
                                                           -----------
                                                                       2,463,389
                                                           -----------
          Metals - 0.9%
          Matthews International Corp. - Class A... 14,200     349,036
                                                           -----------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT DEVELOPING GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)

         --------------------------------------------------------------
         Security                                             Value
         Description                                 Shares  (Note 2)
         --------------------------------------------------------------

         Mining - 1.5%
         North American Palladium Ltd.*............. 17,000 $    99,960
         Stillwater Mining Co.*..................... 25,200     466,200
                                                            -----------
                                                                         566,160
                                                            -----------
         Miscellaneous - 1.7%
         Armor Holdings, Inc.*...................... 22,700     612,673
         Student Advantage, Inc.*(a)................ 26,900      33,894
                                                            -----------
                                                                         646,567
                                                            -----------
         Oil & Gas - 4.7%
         Cal Dive International, Inc.*..............  8,000     197,440
         Evergreen Resources, Inc.*(a)..............  8,500     328,185
         EXCO Resources, Inc.*...................... 12,500     210,000
         Patina Oil & Gas Corp......................  5,100     140,250
         Prima Energy Corp.*........................  3,100      67,425
         Remington Oil & Gas Corp.*.................  5,900     102,070
         Seitel, Inc.*(a)........................... 14,700     199,920
         Stone Energy Corp.*........................  2,900     114,550
         Vintage Petroleum, Inc..................... 18,400     265,880
         XTO Energy, Inc.(a)........................  9,950     174,125
                                                            -----------
                                                                       1,799,845
                                                            -----------
         Pharmaceuticals - 10.5%
         Albany Molecular Research, Inc.*(a)........ 11,200     296,688
         Alpharma, Inc. - Class A...................  8,300     219,535
         Barr Laboratories, Inc.*(a)................  4,750     376,960
         Bradley Pharmaceuticals, Inc. - Class A*(a)  4,500      93,375
         Cell Therapeutics, Inc.*...................  7,100     171,394
         Charles River Laboratories Intl., Inc.*....  1,800      60,264
         COR Therapeutics, Inc.*(a).................  9,300     222,549
         Corixa Corp.*(a)........................... 17,600     265,232
         Endo Pharmaceuticals Holdings, Inc.*....... 16,900     197,223
         Galen Holdings Plc (ADR)...................  2,300      94,760
         ILEX Oncology, Inc.*(a)....................  7,400     200,096
         K-V Pharmaceutical Co. - Class A*..........  8,300     244,850
         Ligand Pharmaceuticals, Inc. - Class B*(a). 13,100     234,490
         Medicines Co. (The)*(a)....................  5,400      62,586
         Medicis Pharmaceutical Corp. - Class A*....  4,700     303,573
         Noven Pharmaceuticals, Inc.*............... 11,200     198,800
         QLT, Inc.*(a)..............................  4,800     121,968
         Scios, Inc.*(a)............................  6,300     149,751
         SICOR, Inc.*............................... 22,300     349,664
         SuperGen, Inc.*............................ 10,400     148,928
                                                            -----------
                                                                       4,012,686
                                                            -----------
         Real Estate - 0.7%
         Catellus Development Corp.*................  5,200      95,680
         Healthcare Realty Trust, Inc. (REIT).......  6,400     179,200
                                                            -----------
                                                                         274,880
                                                            -----------

         -------------------------------------------------------------
         Security                                            Value
         Description                                Shares  (Note 2)
         -------------------------------------------------------------

         Restaurants - 1.7%
         Applebee's International, Inc.............  5,050 $   172,710
         Cheesecake Factory, Inc. (The)*...........  5,800     201,666
         Jack in the Box, Inc.*(a).................  9,300     256,122
                                                           -----------
                                                                         630,498
                                                           -----------
         Retailers - 2.7%
         Alloy Online, Inc.*(a)....................  7,700     165,781
         Cost Plus, Inc.*..........................  6,150     162,975
         Electronics Boutique Holdings Corp.*......  2,900     115,826
         Factory 2-U Stores, Inc.*.................  2,600      52,104
         Group 1 Automotive, Inc.*.................    900      25,659
         MSC Industrial Direct Co., Inc. - Class A* 23,900     472,025
         The Finish Line, Inc. - Class A*..........  1,700      25,993
                                                           -----------
                                                                       1,020,363
                                                           -----------
         Telephone Systems - 0.3%
         Lightbridge, Inc.*........................  6,000      72,900
         Talk America Holdings, Inc.*.............. 26,500      10,865
         West Corp.*...............................  1,200      29,928
                                                           -----------
                                                                         113,693
                                                           -----------
         Textiles, Clothing & Fabrics - 4.8%
         Cutter & Buck, Inc.*(a)...................  9,600      36,096
         Kenneth Cole Productions, Inc. - Class A*.    400       7,080
         Quiksilver, Inc.*(a)...................... 23,800     409,360
         Tarrant Apparel Group*.................... 15,400      84,392
         Timberland Co. (The) - Class A*(a)........ 21,400     793,512
         Tropical Sportswear International Corp.*.. 17,100     320,625
         Vans, Inc.*............................... 13,400     170,716
                                                           -----------
                                                                       1,821,781
                                                           -----------
         Total Common Stocks (Cost $37,540,830)             36,103,663
                                                           -----------

         Convertible Notes - 0.5%
         Oil & Gas - 0.5%
         EXCO Resources, Inc. 5.00%, Convertible
           preferred to 05/23/03 (Cost $226,800)... 10,800     189,108
                                                           -----------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT DEVELOPING GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)


      --------------------------------------------------------------------
      Security                                     Par/Shares   Value
      Description                                    Amount    (Note 2)
      --------------------------------------------------------------------

      Short-Term Investments - 28.7%
      State Street Bank and Trust Co.,
        Repurchase Agreement, dated 12/31/01 at 0.50% to be repurchased at
        $1,582,044 on 1/02/02 collateralized by $1,550,000 FNMA 4.75% due
        03/15/03 with a value of
        $1,613,938................................ $1,582,000 $ 1,582,000
      State Street Navigator Securities Lending
        Prime Portfolio(b)........................  9,327,221   9,327,221
                                                              -----------
      Total Short-Term Investments
        (Cost $10,909,221)........................             10,909,221
                                                              -----------

      TOTAL INVESTMENTS - 124.0%
      (Cost $48,676,851)                                       47,201,992

      Other Assets and Liabilities (net) - (24.0%)             (9,132,121)
                                                              -----------

      TOTAL NET ASSETS - 100.0%                               $38,069,871
                                                              ===========

Portfolio Footnotes:

* Non-income producing security.

(a) All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

REIT - Real Estate Investment Trust

ADR - American Depositary Receipt

FNMA - Federal National Mortgage Association.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS
December 31, 2001
(Percentage of Net Assets)

       ------------------------------------------------------------------
       Security                                                  Value
       Description                                      Shares  (Note 2)
       ------------------------------------------------------------------

       Common Stocks - 97.5%
       Advertising - 0.7%
       Lamar Advertising Co.*.......................... 1,600  $   67,744
                                                               ----------
       Banking - 2.0%
       AmeriCredit Corp.*.............................. 1,900      59,945
       Capital One Financial Corp...................... 1,500      80,925
       Zions Bancorporation............................   800      42,064
                                                               ----------
                                                                         182,934
                                                               ----------
       Beverages, Food & Tobacco - 0.5%
       Pepsi Bottling Group, Inc. (The)................ 1,900      44,650
                                                               ----------
       Commercial Services - 7.1%
       Celgene Corp.*.................................. 1,100      35,112
       CNF, Inc.(a).................................... 2,900      97,295
       Concord EFS, Inc.*(a)........................... 4,300     140,954
       Convergys Corp.*................................ 2,000      74,980
       Education Management Corp.*..................... 1,100      39,875
       Iron Mountain, Inc.*............................ 2,900     127,020
       Tech Data Corp.*................................ 1,300      56,264
       Ticketmaster Group. Inc. - Class B*(a).......... 4,000      65,560
       Wind River Systems, Inc.*....................... 1,400      25,074
                                                               ----------
                                                                         662,134
                                                               ----------
       Communications - 3.9%
       Crown Castle International Corp.*(a)............ 7,100      75,828
       L-3 Communications Holdings, Inc.*(a)........... 1,600     144,000
       UTStarcom, Inc.*(a)............................. 2,900      82,650
       XM Satelite Radio Holdings, Inc. - Class A*(a).. 3,400      62,424
                                                               ----------
                                                                         364,902
                                                               ----------
       Computer Software & Processing - 13.2%
       Affiliated Computer Services, Inc. - Class A*(a) 1,100     116,743
       Cadence Design Systems, Inc.*(a)................ 3,000      65,760
       CSG Systems International, Inc.*................ 1,500      60,675
       EarthLink, Inc.*................................ 7,500      91,275
       Electronic Arts, Inc.*(a)....................... 1,500      89,925
       Informatica Corp.*.............................. 3,800      55,138
       Interwoven, Inc.*............................... 3,900      37,986
       Intuit, Inc.*................................... 2,800     119,784
       Lawson Software, Inc.*.......................... 2,800      44,100
       Manhattan Associates, Inc.*(a).................. 2,400      69,960
       Mercury Interactive Corp.*...................... 1,200      40,776
       Peoplesoft, Inc.*............................... 1,100      44,220
       Peregrine Systems, Inc.*........................ 4,100      60,803
       RSA Security, Inc.*(a).......................... 2,800      48,888
       Sungard Data Systems, Inc.*..................... 5,100     147,543
       Symantec Corp.*................................. 1,300      86,229
       VeriSign, Inc.*(a).............................. 1,200      45,648
                                                               ----------
                                                                       1,225,453
                                                               ----------
       Computers & Information - 0.5%
       Advanced Digital Information Corp.*............. 2,700      43,308
                                                               ----------

         -------------------------------------------------------------
         Security                                            Value
         Description                                Shares  (Note 2)
         -------------------------------------------------------------

         Electric Utilities - 0.5%
         Calpine Corp.*(a).........................  2,900 $    48,691
                                                           -----------
         Electronics - 3.7%
         ATI Technologies, Inc.*...................  3,600      45,720
         Celestica, Inc.*(a).......................  2,200      88,858
         Integrated Circuit Systems, Inc.*(a)......  2,100      47,439
         Intersil Corp. - Class A*.................  2,100      67,725
         Microchip Technology, Inc.*...............  1,100      42,614
         RF Micro Devices, Inc.*...................    500       9,615
         Semtech Corp.*............................    100       3,569
         Symbol Technologies, Inc..................  2,600      41,288
                                                           -----------
                                                                         346,828
                                                           -----------
         Entertainment & Leisure - 1.4%
         International Game Technology*(a).........  1,900     129,770
                                                           -----------
         Health Care Providers - 8.5%
         Anthem, Inc.*(a)..........................  3,500     173,250
         Caremark Rx, Inc.*........................ 14,100     229,971
         Laboratory Corporation of America
           Holdings*(a)............................  2,500     202,125
         Province Healthcare Co.*(a)...............  3,000      92,580
         Triad Hospitals, Inc.*....................  3,300      96,855
                                                           -----------
                                                                         794,781
                                                           -----------
         Heavy Machinery - 0.7%
         Weatherford International, Inc.*(a).......  1,700      63,342
                                                           -----------
         Home Construction, Furnishings & Appliances - 2.7%
         American Standard Cos, Inc.*..............    600      40,938
         Gemstar-TV Guide Intl., Inc.*.............  1,700      47,090
         Harman International Industries, Inc......  1,700      76,670
         Pulte Corp.*..............................  2,000      89,340
                                                           -----------
                                                                         254,038
                                                           -----------
         Insurance - 9.0%
         Ambac Financial Group, Inc................  1,600      92,576
         Arthur J. Gallagher & Co..................  4,000     137,960
         HCC Insurance Holdings, Inc...............  6,500     179,075
         RenaissanceRe Holdings, Ltd...............  1,500     143,100
         UnitedHealth Group, Inc...................  1,900     134,463
         XL Capital, Ltd. - Class A................  1,600     146,176
                                                           -----------
                                                                         833,350
                                                           -----------
         Media - Broadcasting & Publishing - 3.2%
         Adelphia Communications Corp. - Class A(a)  2,900      90,422
         Charter Communications, Inc. - Class A*(a)  6,600     108,438
         Mediacom Communications Corp.*............  5,200      94,952
                                                           -----------
                                                                         293,812
                                                           -----------
         Medical - Biotechnology - 1.1%
         Cytyc Corp.*(a)...........................  3,800      99,180
                                                           -----------
         Medical Supplies - 3.6%
         Enzon, Inc.*(a)...........................  1,900     106,932
         Henry Schein, Inc.*.......................  3,000     111,090
         St. Jude Medical, Inc.*...................  1,000      77,650

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)


         -------------------------------------------------------------
         Security                                            Value
         Description                                Shares  (Note 2)
         -------------------------------------------------------------

         Medical Supplies - continued
         Thoratec Corp.*...........................  2,600 $    44,200
                                                           -----------
                                                                         339,872
                                                           -----------
         Oil & Gas - 5.5%
         Apache Corp...............................  1,430      71,328
         BJ Services Co.*..........................  1,400      45,430
         Dynegy, Inc. - Class A....................  3,300      84,150
         Kinder Morgan, Inc........................  2,800     155,932
         Nabors Industries, Inc.*(a)...............  1,500      51,495
         XTO Energy, Inc...........................  6,050     105,875
                                                           -----------
                                                                         514,210
                                                           -----------
         Pharmaceuticals - 13.8%
         AmerisourceBergen Corp.(a)................  3,080     195,734
         Andrx Group*(a)...........................    700      49,287
         Aviron*...................................  1,800      89,514
         Barr Laboratories, Inc.*(a)...............  1,900     150,784
         Biovail Corp.*(a).........................  2,000     112,500
         Cell Therapeutics, Inc.*..................  1,700      41,038
         Cephalon, Inc.*(a)........................    800      60,468
         Genzyme Corp.*............................    900      53,874
         ICN Pharmaceuticals, Inc.(a)..............  3,700     123,950
         McKesson Corp.............................  3,800     142,120
         SICOR, Inc.*..............................  7,600     119,168
         Teva Pharmaceutical Industries, Ltd. (ADR)  2,300     141,749
                                                           -----------
                                                                       1,280,186
                                                           -----------
         Restaurants - 3.3%
         CBRL Group, Inc...........................  5,800     170,752
         CEC Entertainment, Inc.*..................  3,100     134,509
                                                           -----------
                                                                         305,261
                                                           -----------
         Retailers - 8.8%
         Barnes & Noble, Inc.*(a)..................  4,200     124,320
         Bed Bath & Beyond, Inc.*..................  1,300      44,070
         Best Buy Co., Inc.*.......................  1,200      89,376
         CDW Computer Centers, Inc.*(a)............  1,000      53,710
         Michaels Stores, Inc.*....................  5,800     191,110
         Pier 1 Imports, Inc....................... 10,000     173,400
         Staples, Inc.*............................  2,400      44,880
         Williams-Sonoma, Inc.*(a).................  2,200      94,380
                                                           -----------
                                                                         815,246
                                                           -----------
         Telephone Systems - 2.8%
         Nextel Communications, Inc. -  Class A*(a)  9,800     107,408
         West Corp.*...............................  3,600      89,784
         Western Wireless Corp. - Class A*.........  2,300      64,975
                                                           -----------
                                                                         262,167
                                                           -----------
         Transportation - 1.0%
         Swift Transportation Co., Inc.*(a)........  4,200      90,342
                                                           -----------
         Total Common Stocks
         (Cost $8,623,977)                                   9,062,201
                                                           -----------

      --------------------------------------------------------------------
      Security                                     Par/Shares   Value
      Description                                    Amount    (Note 2)
      --------------------------------------------------------------------

      Short-Term Investments - 25.9%
      State Street Bank and Trust Co., Repurchase
        Agreement, dated 12/31/01 at 0.25% to be
        repurchased at $294,004 on 1/02/02
        collateralized by $295,000 FHLMC 4.50%
        due 06/15/03 with a value of $302,504..... $  294,000 $   294,000
      State Street Navigator Securities Lending
        Prime Portfolio(b)........................  2,113,546   2,113,546
                                                              -----------
      Total Short-Term Investments
      (Cost $2,407,546)                                         2,407,546
                                                              -----------

      TOTAL INVESTMENTS - 123.4%
      (Cost $11,031,523)                                       11,469,747

      Other Assets and Liabilities (net) - (23.4%)             (2,173,598)
                                                              -----------

      TOTAL NET ASSETS - 100.0%                               $ 9,296,149
                                                              ===========

Portfolio Footnotes:

* Non-income producing security.

(a) All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FHLMC - Federal Home Loan Mortgage Corp.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS
December 31, 2001
(Percentage of Net Assets)


       -----------------------------------------------------------------
       Security                                               Value
       Description                               Shares      (Note 2)
       -----------------------------------------------------------------

       Common Stocks - 98.5%
       Aerospace & Defense - 2.5%
       Lockheed Martin Corp....................   250,000 $   11,667,500
       Raytheon Co.(a).........................    96,900      3,146,343
       United Technologies Corp................   270,000     17,450,100
                                                          --------------
                                                                      32,263,943
                                                          --------------
       Airlines - 1.9%
       AMR Corp.*(a)...........................   751,600     16,662,972
       Southwest Airlines Co...................   455,700      8,421,336
                                                          --------------
                                                                      25,084,308
                                                          --------------
       Apparel Retailers - 1.5%
       Gap, Inc. (The)(a)......................   570,000      7,945,800
       Limited, Inc. (The).....................   727,900     10,714,688
       V.F. Corp...............................    42,200      1,646,222
                                                          --------------
                                                                      20,306,710
                                                          --------------
       Automotive - 0.8%
       Delphi Automotive Systems Corp..........   479,600      6,551,336
       General Motors Corp.*(a)................    75,525      3,670,515
                                                          --------------
                                                                      10,221,851
                                                          --------------
       Banking - 7.9%
       Bank of New York Co., Inc. (The)........   156,000      6,364,800
       Bank One Corp.(a).......................   270,000     10,543,500
       Fleet Boston Financial Corp.............   464,700     16,961,550
       J.P. Morgan Chase & Co..................   338,600     12,308,110
       M&T Bank Corp...........................    11,000        801,350
       U.S. Bancorp............................   169,700      3,551,821
       Wachovia Corp...........................   700,000     21,952,000
       Washington Mutual, Inc.(a)..............   174,500      5,706,150
       Wells Fargo Co..........................   559,700     24,318,965
                                                          --------------
                                                                     102,508,246
                                                          --------------
       Beverages, Food & Tobacco - 5.0%
       Archer-Daniels-Midland Co...............   508,935      7,303,217
       Campbell Soup Co........................    96,900      2,894,403
       Diageo Plc (ADR)(a).....................   370,000     17,119,900
       General Mills, Inc.(a)..................   104,700      5,445,447
       PepsiCo, Inc............................   570,000     27,753,300
       Philip Morris Co., Inc..................    96,900      4,442,865
                                                          --------------
                                                                      64,959,132
                                                          --------------
       Chemicals - 3.1%
       Dow Chemical Co. (The)..................   644,200     21,761,076
       International Flavors & Fragrances, Inc.    96,900      2,878,899
       Praxair, Inc.(a)........................   281,100     15,530,775
                                                          --------------
                                                                      40,170,750
                                                          --------------
       Communications - 2.2%
       Lucent Technologies, Inc.(a)............ 2,788,700     17,540,923
       QUALCOMM, Inc.*.........................   228,200     11,524,100
                                                          --------------
                                                                      29,065,023
                                                          --------------

         --------------------------------------------------------------
         Security                                            Value
         Description                            Shares      (Note 2)
         --------------------------------------------------------------

         Computer Software & Processing - 4.2%
         Autodesk, Inc........................    12,815 $      477,615
         BMC Software, Inc.*..................    96,900      1,586,253
         Compuware Corp.*.....................   761,675      8,980,148
         First Data Corp.(a)..................   270,000     21,181,500
         Microsoft Corp.*.....................    96,900      6,419,625
         Peoplesoft, Inc.*(a).................   399,220     16,048,644
                                                         --------------
                                                                      54,693,785
                                                         --------------
         Computers & Information - 3.0%
         Apple Computer, Inc.*................   969,950     21,241,905
         EMC Corp.............................   678,400      9,117,696
         International Business Machines Corp.    70,000      8,467,200
                                                         --------------
                                                                      38,826,801
                                                         --------------
         Cosmetics & Personal Care - 0.3%
         Gillette Co..........................   115,400      3,854,360
                                                         --------------
         Electric Utilities - 3.5%
         Dominion Resources, Inc.(a)..........   270,000     16,227,000
         Duke Energy Corp.....................   200,000      7,852,000
         Exelon Corp.(a)......................   286,500     13,717,620
         Niagara Mohawk Holdings, Inc.*(a)....   133,300      2,363,409
         Public Service Enterprise Group, Inc.   140,000      5,906,600
                                                         --------------
                                                                      46,066,629
                                                         --------------
         Electronics - 1.1%
         General Motors Corp. - Class H.......         3             46
         Motorola, Inc........................   606,700      9,112,634
         Texas Instruments, Inc...............   193,900      5,429,200
                                                         --------------
                                                                      14,541,880
                                                         --------------
         Entertainment & Leisure - 1.7%
         Walt Disney Co. (The)................ 1,078,100     22,338,232
                                                         --------------
         Environmental Controls - 2.0%
         Waste Management, Inc................   800,000     25,528,000
                                                         --------------
         Financial Services - 4.9%
         Citigroup, Inc.......................   484,700     24,467,656
         Mellon Financial Corp................   739,200     27,808,704
         Morgan Stanley Dean Witter & Co......   213,300     11,932,002
                                                         --------------
                                                                      64,208,362
                                                         --------------
         Forest Products & Paper - 3.1%
         Bowater, Inc.........................   352,200     16,799,940
         Georgia-Pacific Group(a).............    27,628        762,809
         International Paper Co.(a)...........   446,700     18,024,345
         Kimberly-Clark Corp..................    77,600      4,640,480
                                                         --------------
                                                                      40,227,574
                                                         --------------
         Heavy Machinery - 4.3%
         Baker Hughes, Inc....................   465,800     16,987,726
         Black & Decker Corp..................    66,100      2,493,953
         Caterpillar, Inc.....................   100,500      5,251,125
         Deere & Co.(a).......................   570,000     24,886,200
         Stanley Works (The)(a)...............   145,400      6,771,278
                                                         --------------
                                                                      56,390,282
                                                         --------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)


         -------------------------------------------------------------
         Security                                           Value
         Description                           Shares      (Note 2)
         -------------------------------------------------------------

         Industrial - Diversified - 3.2%
         Illinois Tool Works, Inc.(a)........   288,700 $   19,550,764
         Minnesota Mining & Manufacturing
           Co. (3M)..........................   183,000     21,632,430
                                                        --------------
                                                                      41,183,194
                                                        --------------
         Insurance - 3.3%
         ACE, Ltd.(a)........................   163,600      6,568,540
         Aegon N.V. (ADR)(a).................    20,600        551,462
         American International Group, Inc...   370,000     29,378,000
         Loews Corp..........................    58,200      3,223,116
         UnumProvident Corp..................   121,200      3,213,012
                                                        --------------
                                                                      42,934,130
                                                        --------------
         Lodging - 0.4%
         Starwood Hotels & Resorts Worldwide,
           Inc...............................   169,700      5,065,545
                                                        --------------
         Media - Broadcasting & Publishing - 6.7%
         Clear Channel Communications, Inc.*.   129,500      6,592,845
         Comcast Corp. - Class A*(a).........   253,700      9,133,200
         Dow Jones & Co., Inc.(a)............   147,600      8,078,148
         Gannett Co., Inc....................   173,200     11,644,236
         Knight-Ridder, Inc.(a)..............    58,200      3,778,926
         Tribune Co..........................   615,200     23,026,936
         Viacom, Inc. - Class B*.............   575,200     25,395,080
                                                        --------------
                                                                      87,649,371
                                                        --------------
         Medical Supplies - 0.6%
         Becton Dickinson & Co...............   231,900      7,687,485
                                                        --------------
         Metals - 1.7%
         Alcoa, Inc..........................   570,000     20,263,500
         Phelps Dodge Corp...................    48,500      1,571,400
                                                        --------------
                                                                      21,834,900
                                                        --------------
         Office Equipment - 1.5%
         Xerox Corp.(a)...................... 1,870,000     19,485,400
                                                        --------------
         Oil & Gas - 7.2%
         El Paso Corp.(a)....................    60,800      2,712,288
         Exxon Mobil Corp.................... 1,281,300     50,355,090
         Schlumberger, Ltd.(a)...............   444,900     24,447,255
         Total Fina Elf S.A. (ADR)(a)........   174,600     12,263,904
         Unocal Corp.........................   121,200      4,371,684
                                                        --------------
                                                                      94,150,221
                                                        --------------
         Pharmaceuticals - 4.9%
         American Home Products Corp.........   208,310     12,781,902
         Bristol-Myers Squibb Co.............   345,900     17,640,900
         Pharmacia Corp......................   145,400      6,201,310
         Schering-Plough Corp................   763,100     27,326,611
                                                        --------------
                                                                      63,950,723
                                                        --------------
         Retailers - 7.0%
         Big Lots, Inc.*(a)..................   940,400      9,780,160
         Home Depot, Inc.....................   341,300     17,409,713

    -----------------------------------------------------------------------
    Security                                                    Value
    Description                                   Shares       (Note 2)
    -----------------------------------------------------------------------

    Retailers - continued
    Staples, Inc.*............................      791,000 $   14,791,700
    Target Corp...............................      804,190     33,012,000
    TJX Companies, Inc.(a)....................      275,500     10,981,430
    Toys R Us, Inc.*(a).......................      242,400      5,027,376
                                                            --------------
                                                                      91,002,379
                                                            --------------
    Telephone Systems - 4.0%
    SBC Communications, Inc...................      310,200     12,150,534
    Verizon Communications, Inc...............      455,600     21,622,776
    WorldCom, Inc. - WorldCom Group...........    1,330,400     18,732,032
                                                            --------------
                                                                      52,505,342
                                                            --------------
    Textiles, Clothing & Fabrics - 1.3%
    Nike, Inc. - Class B(a)...................      309,000     17,378,160
                                                            --------------
    Transportation - 3.7%
    Burlington Northern Santa Fe Corp.........       52,525      1,498,538
    CSX Corp..................................      368,635     12,920,657
    Norfolk Southern Corp.....................      193,900      3,554,187
    Union Pacific Corp........................      180,700     10,299,900
    United Parcel Service, Inc. - Class B(a)..      362,200     19,739,900
                                                            --------------
                                                                      48,013,182
                                                            --------------
    Total Common Stocks
    (Cost $1,182,589,580)                                    1,284,095,900
                                                            --------------
    -----------------------------------------------------------------------
                                                Par/Shares
                                                  Amount
    -----------------------------------------------------------------------
    Short-Term Investments - 14.6%
    State Street Bank and Trust Co.,
      Repurchase Agreement, dated 12/31/01 at 0.75% to be repurchased at
      $40,663,694 on 1/02/02 collateralized by $41,555,000 FHLMC 3.25% due
      12/15/03 with a value of
      $41,477,625............................. $ 40,662,000     40,662,000
    State Street Navigator Lending Prime
      Portfolio(b)............................  150,261,111    150,261,111
                                                            --------------

    Total Short-Term Investments
    (Cost $190,923,111)                                        190,923,111
                                                            --------------

    TOTAL INVESTMENTS - 113.1%
    (Cost $1,373,512,691)                                    1,475,019,011
    Other Assets and Liabilities (net) (13.1%)                (170,816,420)
                                                            --------------

    TOTAL NET ASSETS - 100.0%                               $1,304,202,591
                                                            ==============

Portfolio Footnotes:
* Non-income producing security.
(a) All or a portion of security out on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt FHLMC - Federal Home Loan Mortgage Corp.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
JANUS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
December 31, 2001
(Percentage of Net Assets)


         --------------------------------------------------------------
         Security                                             Value
         Description                                 Shares  (Note 2)
         --------------------------------------------------------------

         Common Stocks - 92.1%
         Aerospace & Defense - 1.0%
         General Dynamics Corp......................  1,880 $   149,723
                                                            -----------
         Airlines - 1.5%
         Southwest Airlines Co...................... 12,105     223,700
                                                            -----------
         Automotive - 1.4%
         Harley-Davidson, Inc.......................  3,950     214,525
                                                            -----------
         Banking - 1.9%
         Bank of New York Co., Inc. (The)...........  6,020     245,616
         Capital One Financial Corp.(a).............    910      49,095
                                                            -----------
                                                                         294,711
                                                            -----------
         Beverages, Food & Tobacco - 1.8%
         Coca-Cola Co. (The)........................  2,640     124,476
         PepsiCo, Inc...............................  1,126      54,825
         SYSCO Corp.................................  3,810      99,898
                                                            -----------
                                                                         279,199
                                                            -----------
         Commercial Services - 3.7%
         Concord EFS, Inc.*(a)......................  7,450     244,211
         DeVry, Inc.*...............................  2,570      73,116
         Manpower, Inc..............................  5,190     174,955
         Vedior N.V.................................  5,577      66,870
                                                            -----------
                                                                         559,152
                                                            -----------
         Communications - 1.5%
         Cisco Systems, Inc.*.......................  9,145     165,616
         JDS Uniphase Corp.*........................  7,260      63,017
                                                            -----------
                                                                         228,633
                                                            -----------
         Computer Software & Processing - 8.8%
         Check Point Software Technologies, Ltd.*(a)    540      21,541
         Electronic Arts, Inc.*(a)..................  2,190     131,290
         Fiserv, Inc.*..............................  4,780     202,289
         Microsoft Corp.*...........................  3,860     255,725
         VeriSign, Inc.*............................  4,670     177,647
         Veritas Software Corp.*(a)................. 12,090     541,995
                                                            -----------
                                                                       1,330,487
                                                            -----------
         Cosmetics & Personal Care - 1.1%
         Colgate-Palmolive Co.......................  2,900     167,475
                                                            -----------
         Electrical Equipment - 1.3%
         General Electric Co........................  4,860     194,789
                                                            -----------
         Electronics - 10.0%
         ARM Holdings Plc*..........................  4,934      25,751
         Integrated Device Technology, Inc.*........  4,305     114,470
         Maxim Integrated Products, Inc.*........... 10,080     529,301
         NVIDIA Corp.*(a)...........................  9,895     661,975
         Xilinx, Inc.*..............................  4,695     183,340
                                                            -----------
                                                                       1,514,837
                                                            -----------
         Entertainment & Leisure - 0.8%
         Walt Disney Co. (The)......................  6,170     127,842
                                                            -----------

          ------------------------------------------------------------
          Security                                           Value
          Description                               Shares  (Note 2)
          ------------------------------------------------------------

          Financial Services - 7.0%
          Citigroup, Inc........................... 10,580 $   534,079
          Goldman Sachs Group, Inc. (The)..........  5,635     522,646
                                                           -----------
                                                                       1,056,725
                                                           -----------
          Food Retailers - 2.1%
          Safeway, Inc.*...........................  7,810     326,067
                                                           -----------
          Health Care Providers - 1.6%
          Tenet Healthcare Corp.*..................  4,120     241,926
                                                           -----------
          Heavy Machinery - 1.9%
          Applied Materials, Inc.*.................  7,165     287,317
                                                           -----------
          Household Products - 0.7%
          Procter & Gamble Co......................  1,315     104,056
                                                           -----------
          Industrial - Diversified - 1.4%
          Tyco International, Ltd..................  3,655     215,280
                                                           -----------
          Insurance - 6.7%
          ACE, Ltd.................................  4,565     183,285
          Berkshire Hathaway, Inc. - Class A*......      2     151,200
          Brown & Brown............................  2,165      59,104
          Hilb, Rogal & Hamilton Co................    355      19,898
          MGIC Investment Corp.....................  4,680     288,850
          RenaissanceRe Holdings, Ltd..............  1,285     122,589
          XL Capital, Ltd. - Class A...............  2,195     200,535
                                                           -----------
                                                                       1,025,461
                                                           -----------
          Lodging - 3.8%
          Four Seasons Hotels, Inc.................  3,095     144,722
          MGM Mirage, Inc.*(a)..................... 11,805     340,810
          Starwood Hotels & Resorts Worldwide, Inc.  3,315      98,953
                                                           -----------
                                                                         584,485
                                                           -----------
          Media - Broadcasting & Publishing - 8.0%
          AOL Time Warner, Inc.*...................  8,085     259,528
          Clear Channel Communications, Inc.*......  6,330     322,260
          Comcast Corp. - Class A*.................  8,270     297,720
          Cox Communications, Inc.*(a).............  4,395     184,194
          Hispanic Broadcasting Corp.*.............    155       3,953
          USA Networks, Inc.*......................  2,400      65,544
          Viacom, Inc. - Class B*..................  1,810      79,912
                                                           -----------
                                                                       1,213,111
                                                           -----------
          Medical Supplies - 3.7%
          Apogent Technologgies, Inc.*.............  5,695     146,931
          Medtronic, Inc...........................  5,580     285,752
          Waters Corp.*............................  1,705      66,069
          Zimmer Holdings, Inc.*...................  2,030      61,996
                                                           -----------
                                                                         560,748
                                                           -----------
          Oil & Gas - 4.0%
          Anadarko Petroleum Corp..................  3,070     174,529
          El Paso Corp.............................  3,655     163,050
          PanCanadian Energy Corp. ................  5,567     144,393

                       See notes to financial statements

MET INVESTORS SERIES TRUST
JANUS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)


      --------------------------------------------------------------------
                                                                           Value
      SecurityDescription                               Shares  (Note 2)
      --------------------------------------------------------------------

      Oil & Gas - continued
      Schlumberger, Ltd................................  2,375 $   130,506
                                                               -----------
                                                                         612,478
                                                               -----------
      Pharmaceuticals - 5.6%
      Eli Lilly & Co...................................  1,240      97,390
      Forest Laboratories, Inc.*(a)....................  1,575     129,071
      Genentech, Inc.*.................................  3,480     188,790
      McKesson Corp....................................  1,705      63,767
      Pfizer, Inc......................................  9,210     367,018
                                                               -----------
                                                                         846,036
                                                               -----------
      Retailers - 6.9%
      eBay, Inc.*......................................  1,740     116,406
      Home Depot, Inc..................................    815      41,573
      Tiffany & Co..................................... 11,200     352,464
      Wal-Mart Stores, Inc.............................  2,395     137,832
      Walgreen Co.(a).................................. 11,975     403,079
                                                               -----------
                                                                       1,051,354
                                                               -----------
      Telephone Systems - 0.8%
      Sprint Corp. (PCS Group)*(a).....................  5,210     127,176
                                                               -----------
      Textiles, Clothing & Fabrics - 1.6%
      Nike, Inc. - Class B.............................  4,290     241,270
                                                               -----------
      U.S. Government Agency - 1.5%
      Federal National Mortgage Association............  2,905     230,948
                                                               -----------
      Total Common Stocks (Cost $13,282,786)                    14,009,511
                                                               -----------

      --------------------------------------------------------------------
      Security                                     Par/Shares   Value
      Description                                    Amount    (Note 2)
      --------------------------------------------------------------------

      Domestic Bonds & Debt Securities - 0.5%
      Communications - 0.3%
      American Tower Corp., 9.375%, due
        02/01/09(a)............................... $   15,000 $    12,150
      SBA Communications Corp., 10.250%, due
        02/01/09..................................     40,000      34,400
                                                              -----------
                                                                          46,550
                                                              -----------
      Financial Services - 0.2%
      E*TRADE Group, Inc., convertible, 6.000%,
        due 02/01/07..............................     40,000      32,850
                                                              -----------
      Total Domestic Bonds & Debt Securities
      (Cost $85,012)                                               79,400
                                                              -----------
      Short-Term Investments - 18.3%
      Federal Home Loan Mortgage Corp.,
        0.000%, due 01/02/02......................  1,100,000   1,099,954
      State Street Navigator Securities Lending
        Prime Portfolio(b)........................  1,687,550   1,687,550
                                                              -----------
      Total Short-Term Investments
      (Cost $2,787,504)                                         2,787,504
                                                              -----------

      TOTAL INVESTMENTS - 110.9%
      (Cost $16,155,302)                                       16,876,415

      Other Assets and Liabilities (net) - (10.9%)             (1,661,227)
                                                              -----------

      TOTAL NET ASSETS - 100.0%                               $15,215,188
                                                              ===========

Portfolio Footnotes:

* Non-income producing security.

(a) All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MFS MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
December 31, 2001
(Percentage of Net Assets)

         -------------------------------------------------------------
         Security                                             Value
         Description                                 Shares  (Note 2)
         -------------------------------------------------------------

         Common Stocks - 92.8%
         Aerospace & Defense - 0.3%
         EDO Corp...................................  4,020 $  106,329
                                                            ----------
         Apparel Retailers - 0.2%
         Gap, Inc. (The)............................  6,480     90,331
                                                            ----------
         Commercial Services - 1.2%
         ARAMARK Corp. - Class B*...................  1,320     35,508
         Concord EFS, Inc.*(a)...................... 11,500    376,970
         Weight Watchers Intl., Inc.*...............    320     10,822
                                                            ----------
                                                                         423,300
                                                            ----------
         Communications - 13.0%
         Advanced Fibre Communications, Inc.*....... 40,380    713,514
         American Tower Corp. - Class A*(a)......... 65,460    619,906
         Cable Design Technologies Corp.*........... 13,000    177,840
         CIENA Corp.*............................... 50,570    723,657
         Comverse Technology, Inc.*................. 23,940    535,538
         EchoStar Communications Corp. - Class A*(a) 58,890  1,617,708
         ONI Systems Corp.*(a)...................... 53,880    337,828
         SBA Communications Corp.*(a)...............    330      4,297
         Tekelec*(a)................................  4,710     85,298
                                                            ----------
                                                                       4,815,586
                                                            ----------
         Computer Software & Processing - 22.3%
         Adobe Systems, Inc.........................  2,650     82,282
         BEA Systems, Inc.*......................... 11,180    172,172
         CheckFree Corp.*........................... 44,570    802,260
         Citrix Systems, Inc.*...................... 43,200    978,912
         CSG Systems International, Inc.*........... 22,000    889,900
         Global Payments, Inc.......................  2,480     85,312
         i2 Technologies, Inc.*(a)..................  4,080     32,232
         Internap Network Services Corp.*........... 39,640     45,982
         Internet Security Systems, Inc.*........... 13,260    425,116
         Netegrity, Inc.*...........................  1,570     30,395
         Rational Software Corp.*................... 15,150    295,425
         RSA Security, Inc.*........................ 10,160    177,394
         S1 Corp.*.................................. 37,010    598,822
         Switchboard, Inc.*.........................  4,910     15,958
         VeriSign, Inc.*(a)......................... 90,854  3,456,086
         VERITAS Software Corp.*....................  3,360    150,629
                                                            ----------
                                                                       8,238,877
                                                            ----------
         Computers & Information - 1.7%
         Akamai Technologies, Inc.*................. 41,730    247,876
         CNET Networks, Inc.*(a).................... 34,590    310,273
         Computer Network Technology Corp.*.........  4,580     81,478
                                                            ----------
                                                                         639,627
                                                            ----------
         Crude Petroleum & Natural Gas - 1.8%
         Houston Exploration Co.*................... 20,120    675,630
                                                            ----------

           -------------------------------------------------------------
           Security                                          Value
           Description                              Shares  (Note 2)
           -------------------------------------------------------------

           Electric Utilities - 0.2%
           AES Corp. (The)*........................  4,670 $   76,354
           Aquila, Inc. - Class A*.................    100      1,710
           Reliant Resources, Inc.*................    160      2,642
                                                           ----------
                                                                          80,706
                                                           ----------
           Electronics - 2.8%
           Aware, Inc.*............................  2,000     16,600
           General Motors Corp. - Class H.......... 65,580  1,013,211
                                                           ----------
                                                                       1,029,811
                                                           ----------
           Financial Services - 0.0%
           Instinet Group, Inc.*(a)................    370      3,719
                                                           ----------
           Food Retailers - 1.8%
           Kroger Co.*............................. 31,650    660,535
                                                           ----------
           Forest Products & Paper - 2.1%
           Willamette Industries, Inc.(a).......... 15,180    791,182
                                                           ----------
           Health Care Providers - 2.2%
           DaVita, Inc.*........................... 17,760    434,232
           HEALTHSOUTH Corp.*...................... 26,460    392,137
                                                           ----------
                                                                         826,369
                                                           ----------
           Heavy Machinery - 2.0%
           AGCO Corp............................... 34,060    537,467
           Cooper Cameron Corp.*...................  4,690    189,288
                                                           ----------
                                                                         726,755
                                                           ----------
           Insurance - 4.2%
           ACE, Ltd................................  9,730    390,659
           Arthur J. Gallagher & Co................  8,850    305,237
           Principal Financial Group, Inc.*(a).....  5,420    130,080
           Prudential Financial, Inc.*.............  2,620     86,958
           Willis Group Holdings, Ltd.*............ 18,140    427,197
           XL Capital, Ltd. - Class A..............  2,240    204,646
                                                           ----------
                                                                       1,544,777
                                                           ----------
           Media - Broadcasting & Publishing - 2.8%
           Macrovision Corp.*...................... 19,510    687,142
           Scholastic Corp.*.......................  6,940    349,290
                                                           ----------
                                                                       1,036,432
                                                           ----------
           Medical - Biotechnology - 4.0%
           Cytyc Corp.*(a)......................... 57,150  1,491,615
                                                           ----------
           Medical Services - 0.6%
           IMPATH, Inc.*...........................  5,030    223,885
                                                           ----------
           Medical Supplies - 4.0%
           Applera Corp. - Applied Biosystems Group 16,640    653,453
           ArthoCare Corp.*(a).....................  1,760     31,557
           Lincare Holdings, Inc.*................. 27,800    796,470
           Unilab Corp.*...........................    160      4,016
                                                           ----------
                                                                       1,485,496
                                                           ----------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MFS MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)

 ------------------------------------------------------------------------------
                                                                           Value
 SecurityDescription                                         Shares  (Note 2)
 ------------------------------------------------------------------------------

 Oil & Gas - 17.2%
 Anadarko Petroleum Corp....................................  3,400 $   193,290
 Apache Corp................................................ 36,427   1,816,979
 Devon Energy Corp.(a)...................................... 25,590     989,053
 EOG Resources, Inc......................................... 40,370   1,578,871
 Newfield Exploration Co.*(a)............................... 15,350     545,078
 Noble Drilling Corp.*...................................... 36,450   1,240,758
                                                                    -----------
                                                                       6,364,029
                                                                    -----------
 Pharmaceuticals - 5.4%
 Genzyme Corp.*............................................. 15,310     916,457
 IMS Health, Inc............................................ 39,140     763,621
 Sepracor, Inc.*............................................  5,660     322,960
                                                                    -----------
                                                                       2,003,038
                                                                    -----------
 Retailers - 2.5%
 CVS Corp.(a)............................................... 30,710     909,016
                                                                    -----------
 Telephone Systems - 0.5%
 Amdocs, Ltd.*..............................................  5,070     172,228
                                                                    -----------
 Total Common Stocks (Cost $34,232,837)                              34,339,273
                                                                    -----------

 ------------------------------------------------------------------------------
                                                              Par/Shares   Value
 SecurityDescription                                      Amount    (Note 2)
 ------------------------------------------------------------------------------

 Short-Term Investments - 28.3%
 State Street Bank and Trust Co., Repurchase Agreement,
   dated 12/31/01 at 0.50% to be repurchased at
   $3,938,109 on 1/02/02 collateralized by $3,860,000
   FNMA 4.75% due 3/15/03 with a value of $4,019,225... $3,938,000 $ 3,938,000
 State Street Navigator Securities Lending Prime
   Portfolio(b)........................................  6,516,322   6,516,322
                                                                   -----------
 Total Short-Term Investments(Cost $10,454,322)                     10,454,322
                                                                   -----------

 TOTAL INVESTMENTS - 121.1%(Cost $44,687,159)                       44,793,595

 Other Assets and Liabilities (net) - (21.1%)                       (7,817,453)
                                                                   -----------

 TOTAL NET ASSETS - 100.0%                                         $36,976,142
                                                                   ===========

Portfolio Footnotes:

* Non-income producing security.

(a) All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

FNMA - Federal National Mortgage Association

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MFS RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS
December 31, 2001
(Percentage of Net Assets)

       --------------------------------------------------------------------
       Security                                                 Value
       Description                                   Shares    (Note 2)
       --------------------------------------------------------------------

       Common and Preferred Stocks - 98.6%
       Australia - 1.9%
       NRMA Insurance Group Ltd..................... 158,870 $    253,711
       TABCORP Holdings, Ltd........................  19,370       97,559
                                                             ------------
                                                                         351,270
                                                             ------------
       Belgium - 0.5%
       Dexia*.......................................   6,900       99,194
                                                             ------------
       Brazil - 0.8%
       Aracruz Celulose S.A. (ADR)(b)...............   8,275      150,440
                                                             ------------
       Canada - 3.3%
       BCE, Inc.(b).................................   5,150      117,420
       Manitoba Telecom Services, Inc...............  11,460      249,741
       Manulife Financial Corp......................   8,950      233,825
                                                             ------------
                                                                         600,986
                                                             ------------
       Denmark - 2.5%
       Danske Bank..................................  28,780      461,759
                                                             ------------
       Finland - 1.2%
       Nokia Oyj (ADR)..............................   9,040      221,751
                                                             ------------
       France - 12.3%
       Aventis S.A..................................   1,500      106,484
       Carrefour S.A................................   5,610      291,635
       Generale de Sante*...........................   7,669       98,029
       Sanofi-Synthelabo S.A........................   9,370      698,951
       Suez S.A.....................................   6,540      197,934
       Technip-Coflexip S.A.........................   3,140      419,261
       TotalFinaElf S.A.............................   3,270      466,891
                                                             ------------
                                                                       2,279,185
                                                             ------------
       Germany - 5.9%
       Celanese AG..................................   5,610      104,868
       Fresenius AG - Preferred.....................   1,218       98,988
       Fresenius Medical Care AG....................   7,400      341,476
       Linde AG.....................................   4,820      195,219
       Muenchener Rueckversicherungs-Gesellschaft AG     730      198,159
       Software AG..................................   4,011      153,527
                                                             ------------
                                                                       1,092,237
                                                             ------------
       Greece - 0.6%
       Cosmote Mobile Communications S.A............  10,956      111,373
                                                             ------------
       Hong Kong - 0.9%
       China Mobile (Hong Kong), Ltd.*..............  31,000      109,128
       China Mobile (Hong Kong), Ltd. (ADR)*(b).....   3,200       55,936
                                                             ------------
                                                                         165,064
                                                             ------------
       Ireland - 0.9%
       Bank of Ireland..............................  16,560      156,696
                                                             ------------
       Italy - 2.5%
       Assicurazioni Generali SpA...................  11,340      314,942
       Snam Rete Gas SpA*...........................  54,210      143,318
                                                             ------------
                                                                         458,260
                                                             ------------

        ------------------------------------------------------------------
        Security                                               Value
        Description                                  Shares   (Note 2)
        ------------------------------------------------------------------

        Japan - 10.6%
        Asahi Breweries, Ltd.(b).................... 33,000 $    296,977
        Canon, Inc..................................  5,000      172,124
        Fast Retailing Co., Ltd.....................  1,500      133,501
        Honda Motor Co., Ltd........................ 10,000      399,206
        Secom Co., Ltd..............................  3,500      175,788
        Sega Corp.*(b).............................. 10,500      209,583
        Shionogi & Co., Ltd.........................  7,000      119,686
        Shiseido Co., Ltd........................... 14,000      129,410
        Stanley Electric Co., Ltd................... 10,000       76,254
        Tokyo Gas Co., Ltd.......................... 92,360      247,450
                                                            ------------
                                                                       1,959,979
                                                            ------------
        Mexico - 0.5%
        Grupo Aeroportuario del Sureste S.A. de
          C.V. (ADR)*...............................  6,575      101,255
                                                            ------------
        Netherlands - 8.2%
        Akzo Nobel N.V..............................  5,940      265,168
        Fugro N.V...................................  3,327      148,372
        Koninklijke (Royal) KPN N.V.*............... 30,350      154,262
        Koninklijke (Royal) Philips Electronics N.V.  9,640      286,435
        Libertel N.V.*.............................. 18,460      169,744
        Unilever N.V................................  5,180      303,633
        VNU N.V.....................................  5,807      178,386
                                                            ------------
                                                                       1,506,000
                                                            ------------
        Norway - 0.5%
        Tandberg ASA*...............................  4,200       93,577
                                                            ------------
        South Korea - 4.6%
        Korea Telecom Corp..........................  1,590       60,696
        Korea Telecom Corp. (ADR)(b)................  7,640      155,321
        Samsung Electronics Co., Ltd................  2,170      462,690
        SK Telecom Co., Ltd.........................    620      126,985
        SK Telecom Co., Ltd. (ADR)(b)...............  2,070       44,754
                                                            ------------
                                                                         850,446
                                                            ------------
        Spain - 3.8%
        Gas Natural SDG S.A.........................  3,920       65,252
        Iberdrola S.A............................... 30,180      392,762
        Telefonica S.A.*............................ 18,800      251,524
                                                            ------------
                                                                         709,538
                                                            ------------
        Sweden - 1.7%
        Saab AB..................................... 25,940      246,917
        Securitas AB - Class B......................  3,160       60,159
                                                            ------------
                                                                         307,076
                                                            ------------
        Switzerland - 8.5%
        Converium Holdings AG*......................  1,950       94,821
        Givaudan S.A................................    340      103,664
        Jomed N.V.*.................................  3,360       91,106
        Novartis AG................................. 11,400      412,147
        Swiss Re*...................................  1,050      105,658

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MFS RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)

            ----------------------------------------------------------
            Security                                       Value
            Description                         Shares    (Note 2)
            ----------------------------------------------------------

            Switzerland - continued
            Syngenta AG*.......................  10,800 $    559,653
            Synthes-Stratec, Inc.* (144A)(a)...     300      206,700
                                                        ------------
                                                                       1,573,749
                                                        ------------
            United Kingdom - 26.2%
            BP Plc(b)..........................   9,720      452,077
            British Sky Broadcasting Group Plc*  17,940      197,173
            CGNU Plc...........................  22,430      275,544
            Diageo Plc.........................  35,513      405,286
            GlaxoSmithKline Plc................   7,880      197,386
            HSBC Holdings Plc..................  21,830      255,796
            Lloyds TSB Group Plc...............  28,270      306,598
            National Grid Group Plc............  25,340      157,672
            Next Plc...........................  22,430      291,848
            Reckitt Benckiser Plc..............  17,140      249,181
            Reed International Plc.............  50,140      415,493
            Royal Bank of Scotland Group Plc...  20,706      503,311
            Standard Chartered Plc.............  10,730      127,914
            Tesco Plc..........................  87,820      317,905
            Vodafone Group Plc................. 263,680      689,049
                                                        ------------
                                                                       4,842,233
                                                        ------------
            United States - 0.7%
            AFLAC, Inc.........................   4,980      122,309
                                                        ------------
            Total Common and Preferred Stocks
              (Cost $17,835,852)                          18,214,377
                                                        ------------

     ----------------------------------------------------------------------
     Security                                     Par/Shares    Value
     Description                                    Amount     (Note 2)
     ----------------------------------------------------------------------

     Short-Term Investments - 15.2%
     State Street Bank and Trust Co.,
       Repurchase Agreement, dated 12/31/01 at 0.50% to be repurchased at
       $1,631,045 on 1/02/02 collateralized by $1,625,000 FHLMC 4.50% due
       3/15/03 with a value of
       $1,666,335................................ $1,631,000 $  1,631,000
     State Street Navigator Securities Lending
       Prime Portfolio(c)........................  1,188,370    1,188,370
                                                             ------------
     Total Short-Term Investments
       (Cost $2,819,370)                                        2,819,370
                                                             ------------

     TOTAL INVESTMENTS - 113.8%
     (Cost $20,655,222)                                        21,033,747

     Other Assets and Liabilities (net) - (13.8%)              (2,558,152)
                                                             ------------

     TOTAL NET ASSETS - 100.0%                               $ 18,475,595
                                                             ============

Portfolio Footnotes:

* Non-income producing security.

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(b) All or a portion of security out on loan.

(c) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FHLMC - Federal Home Loan Mortgage Corp.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS
December 31, 2001
(Percentage of Net Assets)


      -------------------------------------------------------------------
      Security                                                  Value
      Description                                      Shares  (Note 2)
      -------------------------------------------------------------------

      Common Stocks - 81.2%
      Advertising - 1.1%
      Omnicom Group, Inc..............................  3,210 $   286,813
                                                              -----------
      Aerospace & Defense - 1.4%
      Boeing Co.......................................  1,010      39,168
      Honeywell International, Inc....................  5,770     195,141
      Northrop Grumman Corp...........................    790      79,640
      Raytheon Co.(a).................................  2,300      74,681
                                                              -----------
                                                                         388,630
                                                              -----------
      Apparel Retailers - 0.4%
      Gap, Inc. (The).................................  8,670     120,860
                                                              -----------
      Automotive - 0.6%
      Harley-Davidson, Inc............................  2,890     156,956
                                                              -----------
      Banking - 2.7%
      Bank of America Corp............................  3,200     201,440
      Bank One Corp...................................  5,290     206,574
      J.P. Morgan Chase & Co..........................  4,590     166,847
      TCF Financial Corp.(a)..........................    480      23,030
      USA Education, Inc..............................  1,530     128,551
                                                              -----------
                                                                         726,442
                                                              -----------
      Beverages, Food & Tobacco - 4.6%
      Anheuser-Busch Co., Inc.........................  8,020     362,584
      Coca-Cola Co. (The).............................  1,700      80,155
      Coca-Cola Enterprises, Inc......................  4,800      90,912
      Dean Foods Co.*(a)..............................  1,620     110,484
      Diageo Plc (ADR)(a).............................  1,650      76,346
      General Mills, Inc.(a)..........................  3,300     171,633
      PepsiCo, Inc....................................  6,350     309,181
      SYSCO Corp......................................  1,470      38,543
                                                              -----------
                                                                       1,239,838
                                                              -----------
      Chemicals - 0.3%
      IMC Global, Inc.................................  1,610      20,930
      PPG Industries, Inc.............................  1,270      65,684
                                                              -----------
                                                                          86,614
                                                              -----------
      Commercial Services - 0.9%
      Concord EFS, Inc.*(a)...........................  4,500     147,510
      Covance, Inc.*..................................  3,910      88,757
                                                              -----------
                                                                         236,267
                                                              -----------
      Communications - 3.5%
      CIENA Corp.*....................................  3,580      51,230
      Cisco Systems, Inc.*............................ 13,750     249,012
      LM Ericsson Telephone Co. (ADR).................  5,800      30,276
      Lucent Technologies, Inc.(a)....................  7,710      48,496
      Nokia Oyj Corp. (ADR)........................... 18,935     464,476
      QUALCOMM, Inc.*.................................  2,030     102,515
                                                              -----------
                                                                         946,005
                                                              -----------
      Computer Software & Processing - 7.1%
      Affiliated Computer Services, Inc. - Class A*(a)  1,000     106,130

        ---------------------------------------------------------------
        Security                                              Value
        Description                                  Shares  (Note 2)
        ---------------------------------------------------------------

        Computer Software & Processing - continued
        Cadence Design Systems, Inc.*(a)............  5,740 $   125,821
        Check Point Software Technologies, Ltd.*(a).  3,150     125,654
        Computer Sciences Corp.*....................  1,200      58,776
        Electronic Arts, Inc.*......................  2,940     176,253
        First Data Corp.............................  2,730     214,168
        Microsoft Corp.*............................ 12,560     832,100
        Oracle Corp.*...............................  1,210      16,710
        Peoplesoft, Inc.*(a)........................  3,190     128,238
        Veritas Software Corp.*(a)..................  2,830     126,869
                                                            -----------
                                                                       1,910,719
                                                            -----------
        Cosmetics & Personal Care - 0.2%
        Estee Lauder Cos., Inc. (The) - Class A(a)..  1,460      46,808
                                                            -----------
        Electric Utilities - 1.0%
        Duke Energy Corp............................  6,650     261,079
                                                            -----------
        Electrical Equipment - 0.3%
        General Electric Co.........................  2,250      90,180
                                                            -----------
        Electronics - 6.2%
        Analog Devices, Inc.*.......................  1,780      79,014
        Atmel Corp.*................................  9,470      69,794
        Cypress Semiconductor Corp.*(a).............  5,020     100,049
        Flextronics International, Ltd.*(a).........  7,580     181,844
        International Rectifier Corp.*(a)...........  3,700     129,056
        Micron Technology, Inc.*....................  5,290     163,990
        National Semiconductor Corp.*...............  4,160     128,086
        PerkinElmer, Inc.(a)........................  2,890     101,208
        RF Micro Devices, Inc.*(a)..................  7,060     135,764
        Sanmina Corp.*(a)........................... 15,160     301,684
        Taiwan Semiconductor Manufacturing Co., Ltd.
          (ADR)(a)..................................    450       7,726
        Texas Instruments, Inc......................  2,320      64,960
        Vishay Intertechnology, Inc.*(a)............  6,670     130,065
        Vitesse Semiconductor Corp.*................  5,900      73,337
                                                            -----------
                                                                       1,666,577
                                                            -----------
        Entertainment & Leisure - 2.2%
        Carnival Corp.(a)........................... 11,420     320,674
        Mattel, Inc.................................  4,900      84,280
        Royal Caribbean Cruises, Ltd.(a)............ 11,140     180,468
                                                            -----------
                                                                         585,422
                                                            -----------
        Environmental Controls - 1.1%
        Waste Management, Inc.......................  9,070     289,424
                                                            -----------
        Financial Services - 4.1%
        Charles Schwab Corp. (The)(a)............... 11,120     172,026
        Citigroup, Inc.............................. 12,330     622,419
        Morgan Stanley Dean Witter & Co.............  5,400     302,076
                                                            -----------
                                                                       1,096,521
                                                            -----------
        Food Retailers - 1.3%
        Kroger Co. (The)*(a)........................  5,240     109,359

                       See notes to financial statements

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)


         --------------------------------------------------------------
         Security                                             Value
         Description                                 Shares  (Note 2)
         --------------------------------------------------------------

         Food Retailers - continued
         Safeway, Inc.*(a)..........................  5,720 $   238,810
                                                            -----------
                                                                         348,169
                                                            -----------
         Forest Products & Paper - 0.5%
         International Paper Co.(a).................  3,240     130,734
                                                            -----------
         Health Care Provider- - 0.2%
         HEALTHSOUTH Corp.*.........................  3,340      49,499
                                                            -----------
         Home Construction, Furnishings & Appliances - 0.4%
         Ethan Allen Interiors, Inc.................  2,550     106,054
                                                            -----------
         Industrial -- Diversified - 0.9%
         Kadant, Inc.*..............................    832      12,064
         Tyco International, Ltd.(a)................  4,148     244,317
                                                            -----------
                                                                         256,381
                                                            -----------

         Insurance - 2.8%
         American International Group, Inc..........  4,080     323,952
         Everest Reinsurance Group, Ltd.(a).........    840      59,388
         St. Paul Companies, Inc. (The).............  1,600      70,352
         Willis Group Holdings, Ltd.*(a)............  2,470      58,169
         XL Capital, Ltd. - Class A.................  2,640     241,190
                                                            -----------
                                                                         753,051
                                                            -----------

         Media-Broadcasting & Publishing - 13.5%
         Adelphia Communications Corp. - Class A(a).  3,685     114,898
         AOL Time Warner, Inc.*..................... 22,160     711,336
         Cablevision Systems Corp.(a)...............  3,280     155,636
         Clear Channel Communications, Inc.*........  6,820     347,206
         Comcast Corp. - Class A*................... 22,430     807,480
         Fox Entertainment Group, Inc. - Class A*...  3,280      87,018
         Hispanic Broadcasting Corp.*...............  4,805     122,528
         McGraw-Hill Companies, Inc. (The)..........  4,880     297,583
         News Corp., Ltd. (The) (ADR)(a)............  9,390     298,696
         Univision Communications, Inc.*(a).........  2,870     116,120
         Viacom, Inc. - Class B*.................... 13,320     588,078
                                                            -----------
                                                                       3,646,579
                                                            -----------

         Medical Supplies - 3.3%
         Applera Corp. - Applied Biosystems Group(a)  5,820     228,551
         Biomet, Inc................................  2,030      62,727
         Medtronic, Inc.............................  2,590     132,634
         Mettler-Toledo International, Inc.*........  2,210     114,588
         Millipore Corp.............................  1,130      68,591
         Stryker Corp...............................  1,850     107,985
         Waters Corp.*..............................  4,460     172,825
                                                            -----------
                                                                         887,901
                                                            -----------

         Oil & Gas - 5.9%
         Amerada Hess Corp..........................  2,870     179,375
         BJ Services Co.* (a).......................  4,190     135,966
         El Paso Corp.(a)...........................  7,350     327,883

              ----------------------------------------------------
              Security                                   Value
              Description                       Shares  (Note 2)
              ----------------------------------------------------

              Oil & Gas - continued
              Exxon Mobil Corp.................  9,080 $   356,844
              Halliburton Co...................  3,530      46,243
              Noble Drilling Corp.*............  1,770      60,251
              Rowan Companies, Inc.*...........  2,260      43,776
              Suncor Energy, Inc.(a)...........  1,200      39,528
              Total Fina Elf S.A. (ADR)(a).....  3,960     278,150
              Varco International, Inc.*.......  2,520      37,750
              Williams Companies, Inc. (The)...  3,710      94,679
                                                       -----------
                                                                       1,600,445
                                                       -----------

              Pharmaceuticals - 7.2%
              Abbott Laboratories..............  2,400     133,800
              Amgen, Inc.*.....................  1,200      67,728
              Bristol-Myers Squibb Co..........  1,200      61,200
              Genzyme Corp.*...................  5,060     302,892
              GlaxoSmithkline Plc (ADR)........  3,720     185,330
              IDEC Pharmaceuticals Corp.*(a)...  1,840     126,831
              Johnson & Johnson................  6,773     400,284
              McKesson Corp....................  3,220     120,428
              MedImmune, Inc.*(a)..............    400      18,540
              Perrigo Co.*.....................  4,810      56,854
              Pfizer, Inc......................  9,270     369,410
              Serono SA (ADR)..................  4,320      95,861
                                                       -----------
                                                                       1,939,158
                                                       -----------

              Real Estate - 1.0%
              Boston Properties, Inc. (REIT)...  4,000     152,000
              Host Marriott Corp. (REIT)(a).... 13,940     125,460
                                                       -----------
                                                                         277,460
                                                       -----------

              Restaurants - 0.7%
              Applebee's International, Inc....  2,300      78,660
              Brinker International, Inc.*.....  3,700     110,112
                                                       -----------
                                                                         188,772
                                                       -----------

              Retailers - 1.8%
              Costco Wholesale Corp.*..........  3,200     142,016
              Dollar Tree Stores, Inc.*(a).....  2,570      79,439
              Home Depot, Inc..................  2,410     122,934
              Rite Aid Corp.*(a)...............  4,150      20,999
              Tiffany & Co.....................  3,690     116,124
                                                       -----------
                                                                         481,512
                                                       -----------

              Telephone Systems - 1.4%
              Extreme Networks, Inc.*(a).......  5,680      73,272
              Sprint Corp. (FON Group).........  1,870      37,550
              Sprint Corp. (PCS Group)*(a).....  3,600      87,876
              Vodafone Group Plc (ADR)(a)......  5,480     140,726
              WorldCom, Inc. - WorldCom Group *  2,450      34,496
                                                       -----------
                                                                         373,920
                                                       -----------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)


           ---------------------------------------------------------
           Security                                        Value
           Description                            Shares  (Note 2)
           ---------------------------------------------------------

           Textiles, Clothing & Fabrics - 0.3%
           Nike, Inc. - Class B.................. 1,640  $    92,234
                                                         -----------

           U.S. Government Agency - 2.2%
           Federal Home Loan Mortgage Corp....... 5,430      355,122
           Federal National Mortgage Association. 2,880      228,960
                                                         -----------
                                                                         584,082
                                                         -----------

           Water Companies - 0.1%
           Philadelphia Suburban Corp............   800       18,040
                                                         -----------
           Total Common Stocks (Cost $21,981,749)         21,869,146
                                                         -----------

      --------------------------------------------------------------------
      Security                                     Par/Shares   Value
      Description                                    Amount    (Note 2)
      --------------------------------------------------------------------

      Short-Term Investments - 39.2%
      State Street Bank and Trust Co., Repurchase
        Agreement, dated 12/31/01 at 0.50% to be
        repurchased at $4,845,135 on 1/02/02
        collateralized by $4,795,000 FNMA 4.50%
        due 04/25/03 with a value of $4,943,942... $4,845,000 $ 4,845,000
      State Street Navigator Securities Lending
        Prime Portfolio (b).......................  5,713,331   5,713,331
      U.S. Treasury Bond, 6.375%, due 04/30/02....     15,000      15,233
                                                              -----------
      Total Short-Term Investments
      (Cost $10,573,579)                                       10,573,564
                                                              -----------

      TOTAL INVESTMENTS - 120.4%
      (Cost $32,555,328)                                       32,442,710

      Other Assets and Liabilities (net) - (20.4%)             (5,501,061)
                                                              -----------

      TOTAL NET ASSETS - 100.0%                               $26,941,649
                                                              ===========

* Non-income producing security.

(a) All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FNMA - Federal National Mortgage Association

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO MONEY MARKET PORTFOLI1O

PORTFOLIO OF INVESTMENTS
December 31, 2001
(Percentage of Net Assets)


       ------------------------------------------------------------------
       Security                                       Par       Value
       Description                                   Amount    (Note 2)
       ------------------------------------------------------------------

       Commercial Paper - 80.2%
       Banking - 22.2%
       Abbey National
        1.96%, due 03/22/02........................   900,000 $   896,080
       ABN-AMRO North America Finance, Inc.
        2.010%, due 03/20/02.......................   500,000     497,822
       Danske Corp.
        1.980%, due 03/20/02.......................   800,000     796,568
       ForeningsSparbanken AB (Swedbank)
         1.870%, due 01/08/02...................... 1,000,000     999,636
       Halifax Group Plc 1.760%, due 01/14/02......   600,000     599,619
       KFW International Finance
         1.760%, due 03/12/02......................   200,000     199,316
       Rabobank Nederland NV
         1.850%, due 01/14/02...................... 1,000,000     999,332
       UBS Finance (Delaware), Inc.
         1.850%, due 01/14/02......................   700,000     699,532
        1.910%, due 03/27/02.......................   200,000     199,098
                                                              -----------
                                                                       5,887,003
                                                              -----------
       Beverages, Food & Tobacco - 3.8%
       Nestle Capital Corp. 1.900%, due 01/10/02... 1,000,000     999,525
                                                              -----------
       Electric Utilities - 7.5%
       Electricite De France 1.750%, due 03/11/02.. 1,000,000     996,646
       Wisconsin Electric Power Co.
         1.860%, due 01/18/02...................... 1,000,000     999,122
                                                              -----------
                                                                       1,995,768
                                                              -----------
       Electrical Equipment - 3.8%
       General Electric Capital Corp.
         1.850%, due 01/25/02...................... 1,000,000     998,767
                                                              -----------
       Financial Services - 31.6%
       American Express Credit Corp.
         2.000%, due 01/15/02...................... 1,000,000     999,222
       CDC Commercial Paper, Inc.
         1.890%, due 01/04/02......................   900,000     899,858
       Goldman Sachs Group, Inc. (The)
         1.850%, due 01/11/02......................   600,000     599,692
       Lehman Brothers Holdings, Inc.
         1.900%, due 04/10/02......................   450,000     447,649
       Merrill Lynch & Co. 7.360%, due 07/24/02....   250,000     254,334
       Morgan Stanley Dean Witter
        1.860%, due 01/22/02.......................   600,000     599,349
        8.100%, due 06/24/02.......................   125,000     128,209
        8.100%, due 06/24/02.......................   175,000     178,530
       National Rural Utilities Cooperative Finance
         Corp. 2.000%, due 01/24/02................ 1,000,000     998,722
       Stadshypotek Delaware, Inc.
         2.100%, due 01/18/02......................   900,000     899,107
       Svenska Handelsbanken AB
         2.200%, due 01/18/02......................   291,000     290,698
       USAA Capital Corp. 1.850%, due 01/15/02.....   900,000     899,352

        ---------------------------------------------------------------
        Security                                    Par       Value
        Description                                Amount    (Note 2)
        ---------------------------------------------------------------

        Financial Services - continued
        Verizon Global Funding Corp.
          1.830%, due 01/29/02...................   300,000 $   299,573
        Westpactrust Securities, Ltd.
          1.750%, due 03/28/02...................   900,000     896,238
                                                            -----------
                                                                       8,390,533
                                                            -----------
        Foreign Municipals - 2.6%
        Province of British Columbia
          2.250%, due 01/18/02...................   700,000     699,256
                                                            -----------
        Media - Broadcasting & Publishing - 4.0%
        Gannett Co., Inc. 1.750%, due 01/23/02... 1,000,000     998,931
        Warner-Lambert Co. 6.625%, due 09/15/02..    63,000      64,449
                                                            -----------
                                                                       1,063,380
                                                            -----------
        Medical Supplies - 1.1%
        Becton, Dickinson & Co.
          3.280%, due 03/11/02...................   300,000     298,114
                                                            -----------
        Pharmaceuticals - 1.9%
        Abbott Laboratories 1.900%, due 01/03/02.   500,000     499,947
                                                            -----------
        Telephone Systems - 1.7%
        GTE South, Inc. 7.250%, due 08/01/02.....   455,000     466,859
                                                            -----------
        Total Commercial Paper
        (Cost $21,299,152)                                   21,299,152
                                                            -----------

        Corporate Notes - 11.4% Banking - 1.5% BankAmerica Corp.
         7.750%, due 07/15/02....................   100,000     102,151
         7.750%, due 07/15/02....................   159,000     163,241
        Wells Fargo & Co.
          8.375%, due 05/15/02...................   135,000     137,216
                                                            -----------
                                                                         402,608
                                                            -----------
        Beverages, Food & Tobacco - 3.8%
        Kraft Foods, Inc. 1.770%, due 01/31/02... 1,000,000     998,525
                                                            -----------
        Financial Services - 1.2%
        Associates Corp. of North America
          5.875%, due 07/15/02...................   110,000     111,864
        Toyota Motor Credit Corp.
          7.000%, due 08/05/02...................   200,000     205,116
                                                            -----------
                                                                         316,980
                                                            -----------
        Household Products - 2.6%
        Procter & Gamble Co. 1.840%, due 01/11/02   700,000     699,642
                                                            -----------
        Oil & Gas - 0.6%
        Shell Oil Co. 6.700%, due 08/15/02.......   165,000     169,113
                                                            -----------
        Pharmaceuticals - 0.5%
        Johnson & Johnson 7.375%, due 06/29/02...   125,000     127,861
                                                            -----------
        Telephone Systems - 1.2%
        Pacific Bell 7.250%, due 07/01/02........   300,000     307,226
                                                            -----------
        Total Corporate Notes
        (Cost $3,021,955)                                     3,021,955
                                                            -----------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)


       ------------------------------------------------------------------
       Security                                       Par       Value
       Description                                   Amount    (Note 2)
       ------------------------------------------------------------------

       U.S. Government & Agency Discount Notes - 2.6%
       Federal National Mortgage Association,
         2.310%, due 01/03/02 (Cost $699,910)..... $  700,000 $   699,910
                                                              -----------
       U.S. Government & Agency Obligations - 0.4%
       Federal Home Loan Mortgage Corp.
         7.000%, due 03/15/02.....................     41,369      41,432
       Federal National Mortgage Association......
        6.170%, due 10/21/02......................     25,000      25,712
        6.210%, due 10/28/02......................     35,000      36,032
                                                              -----------
       Total U.S. Government & Agency Obligations
       (Cost $103,176)                                            103,176
                                                              -----------
       Short-Term Investments - 4.6%
       State Street Bank and Trust Co., Repurchase
         Agreement, dated 12/31/01 at 0.50% to be repurchased at $1,209,034 on
         1/02/02 collateralized by $1,200,000 FNMA 4.00% due 8/15/03 with a value of $1,233,971
         (Cost $1,209,000)........................  1,209,000   1,209,000
                                                              -----------
       TOTAL INVESTMENTS - 99.2%
        (Cost $26,333,193)........................             26,333,193

       Other Assets and Liabilities (net) - 0.8%                  217,555
                                                              -----------
       TOTAL NET ASSETS - 100.0%                              $26,550,748
                                                              ===========

FNMA - Federal National Mortgage Association


                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS
December 31, 2001
(Percentage of Net Assets)

     --------------------------------------------------------------------------
     Security                                        Par           Value
     Description                                    Amount        (Note 2)
     --------------------------------------------------------------------------

     Domestic Bonds & Debt Securities - 38.7%
     Asset Backed Securities - 4.2%
     ABFS Equipment Contract Trust,
       6.100%, due 10/15/05 (144A)(e)........... $     18,492   $      18,120
     ARG Funding Corp.
       2.193%, due 05/20/03 (144A)(e) ^.........      300,000         300,305
     Bear Stearns Asset Backed Securities, Inc.
       2.330%, due 09/25/08 ^...................      787,435         786,490
     Compucredit Credit Card Master Trust
       2.116%, due 03/15/07 (144A)(e) ^.........      300,000         300,190
     Credit-Based Asset Servicing and
       Securitization
       2.270%, due 10/25/30 ^...................      463,235         464,472
     FMAC Loan Receivables Trust,
       6.729%, due 12/15/19 (144A)(e)...........      625,000         597,234
     Mid-State Trust
       7.791%, due 03/15/38.....................      599,116         649,316
     MLCC Mortgage Investors, Inc.
       2.276%, due 02/21/26 ^...................      421,675         423,299
     Residential Asset Securitization Trust
       7.130%, due 07/25/31.....................      200,000         201,044
     United Air Lines, Inc.
       2.301%, due 12/02/02 ^...................      350,377         343,301
     World Financial Network Credit Card
       Master Trust
       2.136%, due 06/16/08 ^...................      300,000         298,950
                                                                -------------
                                                                       4,382,721
                                                                -------------
     Automotive - 5.0%
     Ford Motor Co.
       7.450%, due 07/16/31.....................      700,000         643,134
     Ford Motor Credit Co.
      3.121%, due 04/17/02......................      200,000         197,104
      2.060%, due 03/17/03......................      300,000         294,104
      2.351%, due 06/02/03......................      500,000         486,491
      5.274%, due 10/27/03......................      500,000         447,212
      2.860%, due 07/18/05......................      200,000         189,020
      6.875%, due 02/01/06......................      725,000         726,681
     General Motors Acceptance Corp.
      2.540%, due 08/04/03......................      200,000         196,584
      3.010%, due 05/04/04......................      600,000         586,585
      8.000%, due 11/01/31......................    1,500,000       1,531,052
                                                                -------------
                                                                       5,297,967
                                                                -------------
     Collateralized Mortgage Obligations - 15.7%
     Bear Stearns Adjustable Rate Mortgage Trust
      6.665%, due 09/25/31 ^....................      380,499         384,611
      6.299%, due 01/25/32 ^....................    1,500,000       1,535,743
      6.963%, due 01/25/32......................      859,055         862,926
      6.147%, due 02/25/32......................    1,500,000       1,519,885
      6.184%, due 02/25/32......................      800,000         810,791

    ---------------------------------------------------------------------------
    Security                                         Par           Value
    Description                                     Amount        (Note 2)
    ---------------------------------------------------------------------------

    Collateralized Mortgage Obligations - continued
    Bear Stearns Commercial Mortgage
      Securities, Inc.
     5.060%, due 11/15/16....................... $    498,717   $     485,069
     5.610%, due 11/15/33.......................      500,000         479,115
    Cendant Mortgage Corp.
      6.750%, due 04/25/31......................      279,372         281,863
    Countrywide Home Loans
      6.500%, due 11/25/13......................      476,565         487,929
    Credit Suisse First Boston Mortgage
      Securities Corp.
      2.280%, due 08/25/31 ^....................      353,316         354,401
    E-Trade Bank Arm Trust
      7.097%, due 09/25/31 ^....................      359,402         365,476
    FFCA Secured Lending Corp.
      7.850%, due 10/18/17 (144A)(e)............      300,000         310,489
    First Horizon Asset Securities, Inc.
      6.750%, due 11/25/31......................      940,607         959,687
    GMACCM Mortgage Trust I
      2.910%, due 07/20/03 (144A)(e) ^..........      257,410         257,410
    Green Tree Financial Corp.
      7.330%, due 04/01/31......................      400,000         424,678
    Indymac Arm Trust
      6.462%, due 01/25/32......................      189,518         190,250
    Mellon Residential Funding Corp.
      6.580%, due 07/25/29......................      800,000         817,705
    PNC Mortgage Securities Corp.
      6.750%, due 04/25/28......................    1,000,000       1,023,495
    Prudential Home Mortgage Securities
     7.000%, due 11/25/07.......................      700,000         706,584
     7.000%, due 02/25/08.......................      455,000         466,122
    Residential Accredit Loans, Inc.
      8.000%, due 06/25/30......................      739,082         752,685
    Residential Funding Mortgage Security
     6.500%, due 06/25/09.......................      138,259         141,527
     7.750%, due 10/25/30.......................       16,722          16,935
    Small Business Administration
      5.500%, due 10/01/18......................      310,678         305,264
    United Mortgage Securitie Corp..............
     6.900%, due 06/25/32 ^.....................      100,755         101,026
     7.115%, due 09/25/33.......................       33,238          33,954
    Washington Mutual, Inc.
      6.171%, due 12/25/40......................       57,847          58,303
    Wells Fargo Mortgage Backed Securities Trust
      6.749%, due 10/25/31 ^....................      577,273         584,955
     6.251%, due 01/25/32.......................    1,800,000       1,819,688
                                                                -------------
                                                                      16,538,566
                                                                -------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)


           ----------------------------------------------------------
           Security                             Par         Value
           Description                         Amount      (Note 2)
           ----------------------------------------------------------

           Communications - 2.8%
           Cingular Wireless
             6.500%, due 12/15/11 (144A)(e). $   700,000 $    710,499
           Deutsche Telekom Finance B.V.
             8.250%, due 06/15/30(d)........     700,000      779,183
           France Telecom S.A.,
            3.650%, due 03/14/03^(144A)(e)..     200,000      201,590
            8.500%, due 03/01/31............     700,000      801,835
           Sprint Capital Corp.
             7.625%, due 06/10/02...........     500,000      510,786
                                                         ------------
                                                                       3,003,893
                                                         ------------
           Electric Utilities - 1.2%
           Entergy Gulf States, Inc.,
             3.281%, due 06/02/03(144A)(e)..     200,000      200,469
           Niagara Mohawk Power Corp.
             8.500%, due 07/01/10...........     300,000      282,889
           TECO Energy, Inc.
             7.000%, due 10/01/02...........     300,000      307,719
           TX Electric Co.,
             2.470%, due 06/15/03(144A)(e)..     500,000      500,510
                                                         ------------
                                                                       1,291,587
                                                         ------------
           Financial Services - 5.0%
           Associates Corp. of North America
             6.200%, due 05/16/05...........     500,000      521,959
           Bank One NA
             2.216%, due 05/10/04...........     300,000      300,043
           Bear Stearns Companies, Inc.
             2.520%, due 05/06/03...........     600,000      599,562
           Gemstone Investors, Ltd.,
             7.710%, due 10/31/04(144A)(e)..     700,000      680,849
           GMAC Mortgage Corp.
             5.940%, due 07/01/13...........     289,815      289,177
           Heller Financial, Inc.
             6.375%, due 03/15/06...........     400,000      423,060
           Household Finance Corp.
             7.200%, due 07/15/06...........     400,000      421,327
           J.P. Morgan Chase & Co.
             5.625%, due 08/15/06(d)........     400,000      406,692
           Qwest Capital Funding, Inc.
             7.750%, due 02/15/31...........     700,000      673,514
           Small Business Administration
             6.353%, due 03/10/11...........     300,000      294,952
           Sprint Capital Corp.
             6.000%, due 01/15/07 (144A)(e).     700,000      695,763
                                                         ------------
                                                                       5,306,898
                                                         ------------
           Food Retailers - 0.5%
           Kroger Co.
             2.771%, due 08/16/12...........     500,000      500,312
                                                         ------------

        ---------------------------------------------------------------
        Security                                  Par         Value
        Description                              Amount      (Note 2)
        ---------------------------------------------------------------

        Foreign Government - 2.1%
        Republic of Panama
          8.250%, due 04/22/08................ $   750,000 $    746,250
        United Mexican States
          8.300%, due 08/15/31................   1,500,000    1,477,500
                                                           ------------
                                                                       2,223,750
                                                           ------------
        Health Care Providers - 0.5%
        HCA, Inc.
          3.401%, due 09/19/02^...............     500,000      500,361
                                                           ------------
        Oil & Gas - 0.7%
        Conoco, Inc.
          3.201%, due 10/15/02................     700,000      701,350
                                                           ------------
        Telephone Systems - 0.5% AT&T Corp.
          7.125%, due 01/15/02................     500,000      500,722
                                                           ------------
        Transportation - 0.5%
        Limestone Electron Trust,
          8.625%, due 03/15/03 (144A)(e)......     500,000      504,720
                                                           ------------
        Total Domestic Bonds & Debt Securities
          (Cost $40,779,593)                                 40,752,847
                                                           ------------

        Commercial Paper - 13.6%
        Banking - 8.2%
        DaimlerChrysler NA Holding
          1.990%, due 09/16/02................     500,000      496,387
        Danske Corp.
          1.940%, due 03/20/02................   3,400,000    3,385,709
        ForeningsSparbanken AB (Swedbank)
         1.750%, due 03/12/02.................   1,600,000    1,594,555
         2.050%, due 03/28/02.................   1,300,000    1,293,634
        Halifax Group Plc
          1.820%, due 03/28/02................     500,000      497,826
        UBS Finance (Delaware), Inc.
         2.020%, due 03/26/02.................     800,000      796,229
         2.070%, due 03/26/02.................     600,000      597,102
                                                           ------------
                                                                       8,661,442
                                                           ------------
        Beverages, Food & Tobacco - 0.3%
        ConAgra Foods, Inc.
          2.720%, due 09/10/03................     300,000      300,310
                                                           ------------
        Electrical Equipment - 1.7%
        General Electric Capital Corp.
         1.770%, due 01/03/02.................   1,500,000    1,499,852
         1.850%, due 03/27/02.................     300,000      298,690
                                                           ------------
                                                                       1,798,542
                                                           ------------
        Financial Services - 3.2%
        Nestle Finance France SA
          1.790%, due 03/26/02................     700,000      697,077
        Svedala Industrie AB
          1.780%, due 03/25/02................     700,000      697,127

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)

       ------------------------------------------------------------------
       Security                                     Par         Value
       Description                                 Amount      (Note 2)
       ------------------------------------------------------------------

       Financial Services - continued
       Westpactrust Securities, Ltd.
        1.740%, due 03/28/02.................... $ 1,000,000 $    995,843
        2.060%, due 03/28/02....................   1,000,000      995,079
                                                             ------------
                                                                       3,385,126
                                                             ------------
       Telephone Systems - 0.2%
       Deutsche Telekom International Finance BV
         7.750%, due 06/15/05(d)................     200,000      216,731
                                                             ------------
       Total Commercial Paper
         (Cost $14,358,840)                                    14,362,151
                                                             ------------
       U.S. Government & Agency Discount Notes - 5.3%
       Federal Home Loan Mortgage Corp.
         2.280%, due 01/10/02...................      80,000       79,954
       Federal National Mortgage Assoc.
         1.765%, due 03/28/02...................   5,200,000    5,178,075
       U.S. Treasury Bill
         0.000%, due 02/07/02+..................     205,000      204,670
       U.S. Treasury Inflation Index Note
         3.625%, due 07/15/02(b)................     110,967      112,025
                                                             ------------
       Total U.S. Government & Agency Discount
         Notes (Cost $5,575,164)                                5,574,724
                                                             ------------
       U.S. Government & Agency Obligations - 48.5%
       Federal Agricultural Mortgage Corp.
        7.370%, due 08/01/06....................   1,500,000    1,599,086
                                                             ------------
       Federal Home Loan Mortgage Corp.
        7.000%, due 07/01/07....................      25,063       25,070
        7.000%, due 09/01/10....................     124,948      130,438
        6.500%, due 04/01/11....................     670,318      687,930
        6.000%, due 05/01/11....................     714,086      725,467
        5.500%, due 05/01/14....................     387,329      384,440
        6.000%, due 06/01/14....................     833,346      840,976
        6.000%, due 10/01/14....................     278,534      281,085
        6.000%, due 03/01/15....................      23,517       23,732
        5.500%, due 04/01/16....................     477,960      471,239
        5.750%, due 06/15/21....................   1,500,000    1,533,968
        6.000%, due 09/15/25....................     963,715      982,272
        6.500%, due 04/01/29....................     391,255      393,427
        6.500%, due 06/01/29....................      28,566       28,724
        6.500%, due 07/01/29....................      26,511       26,658
        6.500%, due 11/01/30....................      42,923       43,090
       Federal National Mortgage Assoc.
        6.125%, due 11/25/03....................     210,967      217,544
        5.250%, due 06/15/06....................   5,000,000    5,094,980
        6.090%, due 10/01/08....................     504,050      517,296
        6.000%, due 11/01/08....................     188,191      193,119
        6.500%, due 03/01/09....................      35,953       35,950
        6.625%, due 09/15/09....................     200,000      213,960
        6.625%, due 11/15/10....................   1,000,000    1,065,632

      -------------------------------------------------------------------
      Security                                      Par         Value
      Description                                  Amount      (Note 2)
      -------------------------------------------------------------------

      U.S. Government & Agency Obligations - continued
      Federal National Mortgage Assoc. - continued
       7.000%, due 04/01/11..................... $   529,220 $    550,965
       7.000%, due 05/01/11.....................     240,587      250,729
       6.000%, due 04/01/13.....................   1,057,402    1,067,473
       5.500%, due 07/01/13.....................     355,259      352,578
       8.000%, due 11/01/13.....................     342,105      362,587
       5.500%, due 01/01/14.....................     360,865      357,643
       6.000%, due 03/01/14.....................      53,937       54,368
       8.000%, due 08/01/14.....................     133,369      140,452
       8.000%, due 10/01/25.....................      90,445       95,666
       6.000%, due 06/01/29.....................     430,349      424,005
       6.500%, due 06/01/29.....................     444,828      446,913
       6.500%, due 09/01/29.....................     161,272      162,028
       7.500%, due 09/01/30.....................      48,658       50,281
       6.000%, due TBA(a).......................   2,000,000    1,946,250
      Federal National Mortgage Assoc., REMIC
       6.500%, due 05/17/15.....................     658,445      677,847
      Government National Mortgage Assoc.
       8.250%, due 02/15/09.....................     131,311      140,181
       6.000%, due 04/15/14.....................     377,560      383,002
       7.000%, due 10/15/23.....................     355,150      366,074
       7.500%, due 01/15/26.....................     491,671      512,097
       6.500%, due 03/15/29.....................     152,956      153,803
       6.500%, due 04/15/29.....................     150,861      151,697
       6.500%, due 05/15/29.....................     206,743      207,888
       6.500%, due 06/15/29.....................     188,891      189,937
       6.500%, due 07/15/29.....................     414,618      416,914
       6.500%, due 07/15/29.....................     410,751      413,026
       6.500%, due 08/15/29.....................     531,081      534,023
       7.000%, due TBA(a).......................   5,500,000    5,618,591
       8.000%, due TBA(a).......................   6,000,000    6,273,750
      Government National Mortgage Assoc.,
        REMIC
       2.396%, due 02/16/30.....................     378,756      380,917
      U.S. Treasury Bond
       9.250%, due 02/15/16(d)..................   2,910,000    3,935,775
       8.500%, due 02/15/20(d)..................   2,530,000    3,310,940
       7.625%, due 11/15/22(d)..................     100,000      122,430
       5.250%, due 02/15/29(d)..................     200,000      187,836
      U.S. Treasury Bond STRIPS
       0.000%, due 11/15/21(d)+.................   1,225,000      376,196
      U.S. Treasury Inflation Index Note
       3.875%, due 01/15/09.....................     433,460      443,484
      U.S. Treasury Note
       3.625%, due 01/15/08(d)..................   3,300,180    3,337,310
       6.000%, due 08/15/09(d)..................   1,100,000    1,173,005
                                                             ------------
      Total U.S. Government & Agency Obligations
        (Cost $50,593,976)                                     51,084,744
                                                             ------------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)


      -------------------------------------------------------------------
      Security                                  Par/Shares     Value
      Description                                 Amount      (Note 2)
      -------------------------------------------------------------------

      Short-Term Investments - 15.5%
      State Street Bank and Trust Co.,
        Repurchase Agreement, dated 12/31/01 at 0.75% to be repurchased at
        $5,908,246 on 1/02/02 collateralized by $6,050,000 FHLMC 2.210% due
        11/26/02 with a value of $6,029,460.... $ 5,908,000 $  5,908,000
      State Street Navigator Securities Lending
        Prime Portfolio(c).....................  10,374,182   10,374,182
                                                            ------------
      Total Short-Term Investments
        (Cost $16,282,182)                                    16,282,182
                                                            ------------

      TOTAL INVESTMENTS - 121.6%
      (Cost $127,589,755)                                    128,056,648

      Other Assets and Liabilities (net) - (21.6%)           (22,714,117)
                                                            ------------

      TOTAL NET ASSETS - 100.0%                             $105,342,531
                                                            ============

       ------------------------------------------------------------------
                                                      Number
                                             Strike     of      Value
       Put Options                Expiration Price   Contracts (Note 2)
       ------------------------------------------------------------------
       10 Year U.S. Treasury Note  02/22/02  $100.00    (30)    $ (3,657)
       10 Year U.S. Treasury Note  02/22/02   102.00    (80)      (3,875)
       10 Year U.S. Treasury Note  02/22/02   103.00   (270)     (19,406)
       CME Eurodollar............  06/17/02    95.75   (100)        (150)
       CME Eurodollar............  06/14/02    96.00   (500)      (1,000)
       CME Eurodollar............  09/13/02    96.50   (175)      (3,937)
       CME Eurodollar............  06/14/02    97.00   (175)      (1,663)
                                                               ---------
       (Written Option Premium $46,517)                        ($ 33,688)
                                                               =========

Portfolio Footnotes:

(a) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(b) Held as collateral for open futures contracts.

(c) Represents investment of collateral received from securities lending transactions.

(d) All or a portion of security out on loan.

(e) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1993, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

^ Variable or floating rate security. The stated rate represents the rate at December 31, 2001.

+ Zero-Coupon bond

FHLMC - Federal Home Loan Mortgage Corp.

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal of Security

The following table summarizes the portfolio composition of the Portfolio's holdings at December 31, 2001, based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the Moody's rating is used.

                                                                      Percent of
                                                                       Portfolio
              Portfolio Composition by Credit Quality (unaudited)
              ---------------------------------------------------
                 AAA/Government/Government Agency        75.31%
                 AA                                       1.30
                 A                                        5.27
                 BBB                                      9.82
                 BB                                       2.79
                 Not Rated                                5.51
                                                         -----
                 Total:                                  100.0%
                                                         =====

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO INNOVATION PORTFOLIO

PORTFOLIO OF INVESTMENTS
December 31, 2001
(Percentage of Net Assets)

         --------------------------------------------------------------
         Security                                             Value
         Description                                 Shares  (Note 2)
         --------------------------------------------------------------

         Common Stocks - 97.9%
         Communications - 8.6%
         CIENA Corp.*............................... 36,900 $   528,039
         Corning, Inc............................... 14,100     125,772
         Foundry Networks, Inc.*.................... 26,400     215,160
         JDS Uniphase Corp.*........................ 48,000     416,640
         Nokia Oyj (ADR)............................ 24,000     588,720
         Polycom, Inc.*.............................  2,000      68,140
         QUALCOMM, Inc.*............................  5,100     257,550
                                                            -----------
                                                                       2,200,021
                                                            -----------
         Computer Software & Processing - 23.2%
         BEA Systems, Inc.*......................... 38,700     595,980
         Brocade Communications Systems, Inc.*...... 13,100     433,872
         Check Point Software Technologies, Ltd.*(a) 15,900     634,251
         DoubleClick, Inc.*.........................  9,900     112,266
         i2 Technologies, Inc.*(a).................. 73,800     583,020
         Interwoven, Inc.*..........................  4,600      44,804
         Lawson Software, Inc.*.....................  5,300      83,475
         Macromedia, Inc.*(a).......................  7,200     128,160
         Mercury Interactive Corp.*.................  5,700     193,686
         Micromuse, Inc.*...........................  3,700      55,500
         Microsoft Corp.*...........................  4,100     271,625
         NetIQ Corp.*...............................  3,400     119,884
         Openwave Systems, Inc.*.................... 23,800     233,002
         Oracle Corp.*.............................. 27,200     375,632
         Peregrine Systems, Inc.*................... 12,700     188,341
         Rational Software Corp.*................... 19,500     380,250
         Siebel Systems, Inc.*...................... 33,200     928,936
         VERITAS Software Corp.*....................  8,900     398,987
         Vignette Corp.*............................ 34,200     183,654
                                                            -----------
                                                                       5,945,325
                                                            -----------
         Computers & Information - 8.2%
         Compaq Computer Corp....................... 32,800     320,128
         Dell Computer Corp.*....................... 24,300     660,474
         Emulex Corp.*(a)...........................  4,000     158,040
         Gateway, Inc.*............................. 29,100     233,964
         SanDisk Corp.*(a).......................... 15,900     228,960
         Yahoo!, Inc.*(a)........................... 27,800     493,172
                                                            -----------
                                                                       2,094,738
                                                            -----------
         Electronics - 24.8%
         Advanced Micro Devices, Inc.*.............. 33,600     532,896
         Altera Corp.*..............................  2,300      48,806
         Analog Devices, Inc.*......................  4,600     204,194
         Applied Micro Circuits Corp.*.............. 22,000     249,040
         Atmel Corp.*............................... 16,400     120,868
         Broadcom Corp. - Class A*.................. 16,200     662,094
         Cypress Semiconductor Corp.*............... 17,200     342,796
         Flextronics International, Ltd.*(a)........ 24,600     590,154
         GlobespanVirata, Inc.*(a).................. 25,035     324,203

           ----------------------------------------------------------
           Security                                         Value
           Description                             Shares  (Note 2)
           ----------------------------------------------------------

           Electronics - continued
           LSI Logic Corp.*....................... 43,284 $   683,022
           Micron Technology, Inc.*............... 16,200     502,200
           PMC-Sierra, Inc.*(a)...................  6,200     131,812
           QLogic Corp.*..........................  6,900     307,119
           RF Micro Devices, Inc.*................ 12,600     242,298
           Sanmina Corp.*......................... 22,115     440,088
           Texas Instruments, Inc................. 15,300     428,400
           Vishay Intertechnology, Inc.*..........  6,000     117,000
           Xilinx, Inc.*.......................... 11,400     445,170
                                                          -----------
                                                                       6,372,160
                                                          -----------
           Heavy Machinery - 2.1%
           Applied Materials, Inc.*............... 13,700     549,370
                                                          -----------
           Home Construction, Furnishings & Appliances - 0.6%
           Gemstar-TV Guide Intl., Inc.*(a).......  5,500     152,350
                                                          -----------
           Networking - 9.8%
           Cisco Systems, Inc.*................... 39,100     708,101
           EMC Corp.*............................. 17,900     240,576
           Extreme Networks, Inc.*(a)............. 20,600     265,740
           Juniper Networks, Inc.*................ 32,700     619,665
           Sun Microsystems, Inc.*................ 54,400     669,120
                                                          -----------
                                                                       2,503,202
                                                          -----------
           Pharmaceuticals - 0.7%
           Cephalon, Inc.*(a).....................  1,800     136,053
           MedImmune, Inc.*.......................  1,000      46,350
                                                          -----------
                                                                         182,403
                                                          -----------
           Retailers - 1.0%
           eBay, Inc.*(a).........................  4,000     267,600
                                                          -----------
           Semiconductors - 18.7%
           Cree, Inc.*(a).........................  4,700     138,462
           Integrated Device Technology, Inc.*(a). 20,980     557,858
           Intel Corp............................. 21,600     679,320
           KLA-Tencor Corp.*...................... 13,500     669,060
           Lam Research Corp.*....................  7,000     162,540
           Marvell Technology Group, Ltd.*(a).....  8,800     315,216
           Maxim Integrated Products, Inc.*.......  7,200     378,072
           National Semiconductor Corp.*..........  7,100     218,609
           Novellus Systems, Inc.*(a).............  7,100     280,095
           Taiwan Semiconductor Manufacturing Co.,
             Ltd. (ADR)........................... 38,520     661,389
           Teradyne, Inc.*(a)..................... 20,500     617,870
           Vitesse Semiconductor Corp.*(a)........  9,900     123,057
                                                          -----------
                                                                       4,801,548
                                                          -----------
           Telephone Systems - 0.2%
           Level 3 Communications, Inc.*(a)....... 10,200      51,000
                                                          -----------
           Total Common Stocks (Cost $25,457,343)          25,119,717
                                                          -----------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
PIMCO INNOVATION PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)

      --------------------------------------------------------------------
      Security                                     Par/Shares   Value
      Description                                    Amount    (Note 2)
      --------------------------------------------------------------------

      Short-Term Investments - 21.2%
      State Street Bank and Trust Co.,
        Repurchase Agreement, dated 12/31/01 at 0.50% to be repurchased at
        $2,238,062 on 1/02/02 collateralized by $2,305,000 FNMA 2.92% due
        11/14/03
        with a value of $2,286,585................ $2,238,000 $ 2,238,000
      State Street Navigator Securities Lending
        Prime Portfolio(b)........................  3,211,604   3,211,604
                                                              -----------
      Total Short-Term Investments
        (Cost $5,449,604)                                       5,449,604
                                                              -----------

      TOTAL INVESTMENTS - 119.1%
      (Cost $30,906,947)                                       30,569,321

      Other Assets and Liabilities (net) - (19.1%)             (4,916,968)
                                                              -----------

      TOTAL NET ASSETS - 100.0%                               $25,652,353
                                                              ===========

Portfolio Footnotes:

* Non-income producing security.

(a) All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FNMA - Federal National Mortgage Association

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/PUTNAM RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS
December 31, 2001
(Percentage of Net Assets)


        ---------------------------------------------------------------
        Security                                               Value
        Description                                   Shares  (Note 2)
        ---------------------------------------------------------------

        Common Stocks - 98.8%
        Advertising - 1.1%
        Interpublic Group of Companies, Inc. (The)(a) 22,205 $  655,936
                                                             ----------
        Airlines - 0.4%
        Southwest Airlines Co........................ 11,900    219,912
                                                             ----------
        Apparel Retailers - 1.6%
        Gap, Inc. (The).............................. 26,200    365,228
        Limited, Inc. (The).......................... 37,725    555,312
                                                             ----------
                                                                         920,540
                                                             ----------
        Banking - 9.6%
        Bank of America Corp.........................  8,930    562,144
        Bank of New York Co., Inc. (The)............. 19,620    800,496
        Charter One Financial, Inc................... 12,300    333,945
        Comerica, Inc.(a)............................  9,320    534,036
        MBNA Corp.................................... 23,500    827,200
        U.S. Bancorp................................. 54,065  1,131,580
        Wells Fargo Co............................... 21,575    937,434
        Zions Bancorporation.........................  8,530    448,507
                                                             ----------
                                                                       5,575,342
                                                             ----------
        Beverages, Food & Tobacco - 6.2%
        Coca-Cola Enterprises, Inc.(a)............... 35,125    665,268
        General Mills, Inc.(a)....................... 13,300    691,733
        Kraft Foods, Inc. - Class A.................. 22,610    769,418
        Philip Morris Co., Inc....................... 32,635  1,496,315
                                                             ----------
                                                                       3,622,734
                                                             ----------
        Commercial Services - 2.3%
        Convergys Corp.*............................. 17,855    669,384
        KPMG Consulting, Inc.*....................... 39,175    649,130
                                                             ----------
                                                                       1,318,514
                                                             ----------
        Communications - 1.3%
        Cisco Systems, Inc.*......................... 23,700    429,207
        EchoStar Communications Corp. - Class A* (a). 12,000    329,640
                                                             ----------
                                                                         758,847
                                                             ----------
        Computer Software & Processing - 4.8%
        Adobe Systems, Inc........................... 14,200    440,910
        BMC Software, Inc.*.......................... 29,400    481,278
        Microsoft Corp.*............................. 28,030  1,856,987
                                                             ----------
                                                                       2,779,175
                                                             ----------
        Computers & Information - 2.6%
        Compaq Computer Corp......................... 54,000    527,040
        Hewlett-Packard Co........................... 47,450    974,623
                                                             ----------
                                                                       1,501,663
                                                             ----------
        Electric Utilities - 3.6%
        Edison International......................... 46,530    702,603
        PG&E Corp.................................... 39,250    755,170
        Reliant Energy, Inc.......................... 23,660    627,463
                                                             ----------
                                                                       2,085,236
                                                             ----------

         --------------------------------------------------------------
         Security                                             Value
         Description                                 Shares  (Note 2)
         --------------------------------------------------------------

         Electronics - 6.0%
         Agere Systems, Inc. - Class A*............. 29,900 $   170,131
         Broadcom Corp. - Class A* (a).............. 16,750     684,572
         Celestica, Inc.*........................... 14,340     579,192
         Flextronics International, Ltd.* (a)....... 24,040     576,720
         Motorola, Inc.............................. 61,900     929,738
         PMC-Sierra, Inc.* (a)...................... 20,760     441,358
         Solectron Corp.*...........................  7,900      89,112
                                                            -----------
                                                                       3,470,823
                                                            -----------
         Entertainment & Leisure - 0.8%
         Royal Caribbean Cruises, Ltd.(a)........... 28,900     468,180
                                                            -----------
         Environmental Controls - 1.0%
         Waste Management, Inc...................... 18,450     588,740
                                                            -----------
         Financial Services - 6.5%
         Citigroup, Inc............................. 46,530   2,348,834
         Goldman Sachs Group, Inc. (The)(a).........  7,285     675,684
         Morgan Stanley Dean Witter & Co............ 13,455     752,673
                                                            -----------
                                                                       3,777,191
                                                            -----------
         Food Retailers - 1.3%
         Starbucks Corp.*........................... 38,900     741,045
                                                            -----------
         Forest Products & Paper - 2.7%
         Kimberly-Clark Corp........................ 13,500     807,300
         Smurfit-Stone Container Corp.*............. 29,580     472,393
         Weyerhauser Co.............................  5,400     292,032
                                                            -----------
                                                                       1,571,725
                                                            -----------
         Health Care Providers - 1.1%
         HCA - The Healthcare Company............... 17,400     670,596
                                                            -----------
         Heavy Machinery - 0.8%
         Baker Hughes, Inc..........................  4,775     174,144
         Eaton Corp.................................  4,250     316,243
                                                            -----------
                                                                         490,387
                                                            -----------
         Industrial - Diversified - 7.9%
         General Electric Co........................ 56,067   2,247,165
         Tyco International, Ltd.(a)................ 39,680   2,337,152
                                                            -----------
                                                                       4,584,317
                                                            -----------
         Insurance - 1.6%
         ACE, Ltd.(a)............................... 12,420     498,663
         Chubb Corp. (The)..........................  3,460     238,740
         Cigna Corp.................................  1,940     179,741
                                                            -----------
                                                                         917,144
                                                            -----------
         Media - Broadcasting & Publishing - 5.4%
         Charter Communications, Inc. - Class A* (a) 15,900     261,237
         Clear Channel Communications, Inc.*........ 22,100   1,125,111
         Liberty Media Corp. - Class A*............. 27,055     378,770
         McGraw-Hill Companies, Inc. (The)..........  5,850     356,733
         Viacom, Inc. - Class B*.................... 23,225   1,025,384
                                                            -----------
                                                                       3,147,235
                                                            -----------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/PUTNAM RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)


           ----------------------------------------------------------
           Security                                         Value
           Description                             Shares  (Note 2)
           ----------------------------------------------------------

           Medical Supplies - 2.8%
           Medtronic, Inc......................... 32,040 $ 1,640,768
                                                          -----------
           Miscellaneous - 2.6%
           SPDR Trust Series 1(a)................. 13,128   1,499,611
                                                          -----------
           Oil & Gas - 6.3%
           Dynegy, Inc. - Class A................. 13,700     349,350
           Exxon Mobil Corp....................... 49,708   1,953,524
           GlobalSantaFe Corp.(a).................  8,700     248,124
           Royal Dutch Petroleum Co.(a)........... 17,287     847,409
           Unocal Corp............................  7,010     252,851
                                                          -----------
                                                                       3,651,258
                                                          -----------
           Pharmaceuticals - 11.0%
           Allergan, Inc.......................... 10,040     753,502
           AmerisourceBergen Corp.(a).............  4,200     266,910
           AstraZeneca Plc (ADR)(a)............... 20,485     954,601
           Johnson & Johnson...................... 32,850   1,941,435
           Pharmacia Corp......................... 30,940   1,319,591
           Schering-Plough Corp................... 32,903   1,178,256
                                                          -----------
                                                                       6,414,295
                                                          -----------
           Retailers - 2.3%
           Bed Bath & Beyond, Inc.*............... 15,950     540,705
           TJX Companies, Inc.(a)................. 20,235     806,567
                                                          -----------
                                                                       1,347,272
                                                          -----------
           Telephone Systems - 5.2%
           Avaya, Inc.*(a)........................ 17,900     217,485
           Qwest Communications Intl., Inc.(a).... 36,416     514,558
           SBC Communications, Inc................ 39,354   1,541,496
           Verizon Communications, Inc............ 15,900     754,614
                                                          -----------
                                                                       3,028,153
                                                          -----------
           Total Common Stocks (Cost $ 55,481,497)         57,446,639
                                                          -----------

      -------------------------------------------------------------------
      Security                                  Par/Shares     Value
      Description                                 Amount      (Note 2)
      -------------------------------------------------------------------

      Short-Term Investments - 22.6%
      State Street Bank and Trust Co.,
        Repurchase Agreement, dated 12/31/01 at 0.50% to be repurchased at
        $1,020,028 on 1/02/02 collateralized by $1,040,000 SLMA 3.01% due
        04/25/03 with a value of
        $1,042,358............................. $ 1,020,000 $  1,020,000
      State Street Navigator Securities Lending
        Prime Portfolio(b).....................  12,155,153   12,155,153
                                                            ------------
      Total Short-Term Investments
         (Cost $13,175,153)                                   13,175,153
                                                            ------------
      TOTAL INVESTMENTS - 121.4%
        (Cost $ 68,656,650)                                   70,621,792

      Other Assets and Liabilities (net) - (21.4%)           (12,425,487)
                                                            ------------
      TOTAL NET ASSETS - 100.0%                             $ 58,196,305
                                                            ============

Portfolio Footnotes:

* Non-income producing security.

(a) All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

SLMA - Student Loan Mortgage Association

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
December 31, 2001
(Percentage of Net Assets)

-----------------------------------------------------
Security                                     Value
Description                         Shares  (Note 2)
-----------------------------------------------------

Common Stocks - 84.6%
Advertising - 0.2%
Getty Images, Inc.*................   800  $   18,384
                                           ----------
Aerospace & Defense - 0.4%
EDO Corp...........................   500      13,225
Engineered Support Systems, Inc.(a)   600      20,526
                                           ----------
                                               33,751
                                           ----------
Airlines - 0.2%
Frontier Airlines, Inc.*........... 1,000      17,000
                                           ----------
Apparel Retailers - 4.7%
American Eagle Outfitters, Inc.*... 1,200      31,404
Chico's FAS, Inc.*(a).............. 1,400      55,580
Christopher & Banks Corp.*......... 3,000     102,750
Deb Shops, Inc.....................   800      19,400
dELiA*s Corp. - Class A*........... 2,400      14,880
Fossil, Inc.*......................   600      12,600
Gymboree Corp. (The)*.............. 3,000      35,790
Hot Topic, Inc.*(a)................ 1,000      31,390
J. Jill Group, Inc.*(a)............ 1,400      30,142
Wet Seal, Inc. (The) - Class A*.... 1,200      28,260
                                           ----------
                                              362,196
                                           ----------
Automotive - 0.7%
Copart, Inc.*...................... 1,400      50,918
                                           ----------
Banking - 1.4%
Greater Bay Bancorp.(a)............ 1,000      28,580
Prosperity Bancshares, Inc.........   600      16,194
Southwest Bancorp. of Texas, Inc.*. 1,200      36,324
Sterling Bancshares, Inc...........   900      11,268
Whitney Holding Corp...............   400      17,540
                                           ----------
                                              109,906
                                           ----------
Beverages, Food & Tobacco - 1.9%
Hain Celestial Group, Inc.*........ 1,000      27,460
Horizon Organic Holding Corp.*..... 1,400      23,128
Performance Food Group Co.*........ 1,300      45,721
United Natural Foods, Inc.*........ 2,000      50,000
                                           ----------
                                              146,309
                                           ----------
Building Materials - 1.2%
D.R. Horton, Inc.(a)...............   800      25,968
Insight Enterprises, Inc.*......... 1,800      44,280
Toll Brothers, Inc.*(a)............   400      17,560
                                           ----------
                                               87,808
                                           ----------
Chemicals - 0.4%
OM Group, Inc......................   500      33,095
                                           ----------
Commercial Services - 7.7%
Administaff, Inc.*(a).............. 1,000      27,410
Apollo Group, Inc. - Class A*......   600      27,006
Career Education Corp.*............   700      23,996
Cerner Corp.*(a)................... 1,100      54,923

            -------------------------------------------------------
            Security                                       Value
            Description                           Shares  (Note 2)
            -------------------------------------------------------

            Commercial Services - continued
            Corporate Executive Board Co.*....... 1,000  $   36,700
            Covance, Inc.*....................... 1,200      27,240
            Digital Insight Corp.*...............   600      13,416
            Education Management Corp.*..........   900      32,625
            Express Scripts, Inc. - Class A*(a)..   800      37,408
            F.Y.I., Inc.*........................   600      20,100
            Forrester Research, Inc.*............   800      16,112
            ICON Plc (ADR)*......................   500      14,905
            Iron Mountain, Inc.*................. 1,000      43,800
            Mobile Mini, Inc.*................... 1,400      54,768
            Pediatrix Medical Group, Inc.*(a)....   600      20,352
            ProBusiness Services, Inc.*(a)....... 1,600      30,080
            Rent-A-Center, Inc.*(a)..............   800      26,856
            ScanSource, Inc.*....................   700      33,320
            Tetra Tech, Inc.*.................... 1,625      32,354
            Valassis Communications, Inc.*.......   400      14,248
                                                         ----------
                                                                         587,619
                                                         ----------
            Communications - 5.1%
            Aeroflex, Inc.*...................... 2,100      39,753
            Anaren Microwave, Inc.*.............. 1,600      27,712
            CommScope, Inc.*..................... 1,300      27,651
            Harmonic, Inc.*(a)................... 1,800      21,636
            McDATA Corp. - Class B*(a)...........   400      10,044
            Polycom, Inc.*(a).................... 2,100      71,547
            Powerwave Technologies, Inc.*........ 1,900      32,832
            SeaChange Intl., Inc.*............... 1,400      47,768
            SymmetriCom, Inc.*................... 1,600      12,176
            Tellium, Inc.*(a).................... 1,600       9,968
            Titan Corp. (The)*(a)................   900      22,455
            Tollgrade Communications, Inc.*(a)...   800      26,680
            UTStarcom, Inc.*..................... 1,400      39,900
                                                         ----------
                                                                         390,122
                                                         ----------
            Computer Software & Processing - 4.8%
            Activision, Inc.*....................   900      23,409
            Aspen Technology, Inc.*..............   800      13,440
            Catapult Communications Corp.*....... 1,000      26,060
            Cognos, Inc. (Canada)*(a)............   600      15,000
            Documentum, Inc.*.................... 1,300      28,236
            Eclipsys Corp.*...................... 1,200      20,100
            Internet Security Systems, Inc.*.....   900      28,854
            Intrado, Inc.*(a)....................   800      21,440
            Macromedia, Inc.*(a).................   900      16,020
            Micromuse, Inc.*..................... 1,500      22,500
            National Instruments Corp.*..........   900      33,714
            Netegrity, Inc.*.....................   800      15,488
            Pinnacle Systems, Inc.*.............. 3,000      23,820
            Red Hat, Inc.*....................... 1,700      12,070
            SmartForce Plc (ADR)*(a).............   400       9,900

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)

 -----------------------------------------------------------------------------
 Security                                                             Value
 Description                                                 Shares  (Note 2)
 -----------------------------------------------------------------------------

 Computer Software & Processing - continued
 SonicWALL, Inc.*(a)........................................ 2,900  $   56,376
                                                                    ----------
                                                                         366,427
                                                                    ----------

 Computers & Information - 3.6%
 Avocent Corp.*............................................. 1,000      24,250
 CACI International, Inc. - Class A*........................ 1,200      47,382
 Concurrent Computer Corp.*(a).............................. 1,400      20,790
 FactSet Research Systems, Inc.(a)..........................   500      17,475
 Kronos, Inc.*..............................................   600      29,028
 M-Systems Flash Disk Pioneers, Ltd.*....................... 1,600      18,704
 MCSi, Inc.*(a)............................................. 1,700      39,865
 OneSource Information Services, Inc.*...................... 2,000      18,800
 SkillSoft Corp.*...........................................   800      20,736
 Virage Logic Corp.*(a)..................................... 2,000      38,460
                                                                    ----------
                                                                         275,490
                                                                    ----------
 Electrical Equipment - 3.4%
 Avnet, Inc................................................. 1,000      25,470
 Brooks Automation, Inc.*(a)................................   800      32,536
 Credence Systems Corp.*.................................... 1,300      24,141
 FEI Co.*................................................... 1,800      56,718
 FLIR Systems, Inc.*........................................   600      22,752
 Keithley Instruments, Inc.................................. 1,400      23,660
 Kulicke & Soffa Industries, Inc.*..........................   900      15,435
 REMEC, Inc.*............................................... 1,600      15,984
 Tektronix, Inc.*........................................... 1,600      41,248
                                                                    ----------
                                                                         257,944
                                                                    ----------
 Electronics - 10.7%
 02Micro Intl., Ltd.*....................................... 1,600      38,480
 Actel Corp.*............................................... 1,400      27,874
 Alpha Industries, Inc.*(a)................................. 1,200      26,160
 ANADIGICS, Inc.*(a)........................................   800      12,200
 Applied Micro Circuits Corp.*(a)........................... 1,200      13,584
 AXT, Inc................................................... 1,200      17,316
 ChipPAC, Inc.*............................................. 2,800      20,776
 Cree, Inc.*(a)............................................. 1,500      44,190
 Elantec Semiconductor, Inc.*............................... 1,200      46,080
 Exar Corp.*................................................   900      18,765
 Genesis Microchip, Inc.*(a)................................   900      59,508
 GlobespanVirata, Inc.*(a).................................. 2,330      30,173
 hi/fn, Inc.*............................................... 1,000      14,470
 II-VI, Inc.*............................................... 1,600      27,568
 Integrated Circuit Systems, Inc.*(a)....................... 1,600      36,144
 KEMET Corp.*............................................... 1,200      21,300
 Kopin Corp.*............................................... 2,400      33,600
 Microtune, Inc.*...........................................   800      18,768
 MIPS Technologies, Inc. - Class A*(a)...................... 1,600      13,824
 Photon Dynamics, Inc.*(a).................................. 2,000      91,300
 Pixelworks, Inc.*.......................................... 1,300      20,878
 Power-One, Inc.*........................................... 2,400      24,984

 -----------------------------------------------------------------------------
 Security                                                             Value
 Description                                                 Shares  (Note 2)
 -----------------------------------------------------------------------------

 Electronics - continued
 SBS Technologies, Inc.*....................................   800  $   11,656
 Trikon Technologies, Inc.*................................. 1,000      11,750
 TriQuint Semiconductor, Inc.*.............................. 1,500      18,390
 Varian Semiconductor Equipment Associates, Inc.*........... 1,000      34,590
 Wilson Greatbatch Techologies, Inc.*....................... 1,100      39,710
 Zoran Corp.*............................................... 1,300      42,432
                                                                    ----------
                                                                         816,470
                                                                    ----------
 Entertainment & Leisure - 0.1%
 Sun International Hotels, Ltd.*............................   400      10,140
                                                                    ----------
 Financial Services - 1.0%
 Affiliated Managers Group, Inc.*(a)........................   500      35,240
 Doral Financial Corp.......................................   600      18,726
 Federal Agricultural Mortgage Corp. (Farmer Mac) - Class C*   600      24,300
                                                                    ----------
                                                                          78,266
                                                                    ----------
 Food Retailers - 0.4%
 Whole Foods Market, Inc.*..................................   700      30,492
                                                                    ----------
 Health Care Providers - 4.9%
 Accredo Health, Inc.*...................................... 1,400      55,580
 DaVita, Inc.*.............................................. 1,600      39,120
 First Health Group Corp.*(a)............................... 1,600      39,584
 Laboratory Corporation of America Holdings*(a).............   400      32,340
 LifePoint Hospitals, Inc.*................................. 2,200      74,888
 Pharmaceutical Product Development, Inc.*..................   900      29,079
 Province Healthcare Co.*(a)................................ 1,200      37,032
 Select Medical Corp.*...................................... 1,100      17,688
 Triad Hospitals, Inc.*..................................... 1,600      46,960
                                                                    ----------
                                                                         372,271
                                                                    ----------
 Heavy Machinery - 0.2%
 Optimal Robotics Corp. - Class A*..........................   400      14,180
                                                                    ----------
 Industrial - Diversified - 0.5%
 Shaw Group, Inc. (The)*(a)................................. 1,400      32,900
 Summa Industries*..........................................   800       6,520
                                                                    ----------
                                                                          39,420
                                                                    ----------
 Insurance - 0.7%
 Fidelity National Financial, Inc...........................   900      22,320
 HCC Insurance Holdings, Inc................................ 1,000      27,550
                                                                    ----------
                                                                          49,870
                                                                    ----------
 Media - Broadcasting & Publishing - 2.2%
 Cox Radio, Inc. - Class A*.................................   400      10,192
 Entercom Communications Corp.*.............................   400      20,000
 Entravision Communications Corp. - Class A*................ 1,600      19,120
 Macrovision Corp.*......................................... 1,300      45,786
 Radio One, Inc. - Class A*................................. 1,800      33,246
 Radio One, Inc. - Class D*(a).............................. 2,100      37,821
                                                                    ----------
                                                                         166,165
                                                                    ----------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)


 -----------------------------------------------------------------------------
 Security                                                             Value
 Description                                                 Shares  (Note 2)
 -----------------------------------------------------------------------------

 Medical - Biotechnology - 0.8%
 Cytyc Corp.*(a)............................................ 1,000  $   26,100
 Genencor Intl., Inc.*...................................... 1,400      22,344
 Transkaryotic Therapies, Inc.*.............................   300      12,840
                                                                    ----------
                                                                          61,284
                                                                    ----------
 Medical Services - 0.4%
 IMPATH, Inc.*..............................................   700      31,157
                                                                    ----------
 Medical Supplies - 8.6%
 Aksys, Ltd.*(a)............................................ 1,800       8,370
 Align Technology, Inc.*.................................... 2,200       9,900
 BioSource International, Inc.*............................. 2,300      19,090
 Bruker AXS, Inc.*(a)....................................... 4,000      26,160
 Bruker Daltonics, Inc.*(a)................................. 1,300      21,255
 Cambrex Corp...............................................   600      26,160
 Diagnostic Products Corp...................................   500      21,975
 DIANON Systems, Inc.*......................................   600      36,480
 Haemonetics Corp.*.........................................   300      10,176
 ICU Medical, Inc.*.........................................   800      35,600
 Integra LifeSciences Holdings*.............................   600      15,804
 Lumenis, Ltd.*(a).......................................... 1,300      25,610
 Luminex Corp.*(a)..........................................   800      13,568
 Priority Healthcare Corp. - Class B*.......................   600      21,114
 SangStat Medical Corp.*.................................... 2,400      47,136
 Specialty Laboratories, Inc*(a)............................ 1,300      35,737
 STERIS Corp.*.............................................. 1,500      27,405
 Techne Corp.*.............................................. 1,300      47,905
 The Med-Design Corp.*...................................... 1,900      37,430
 Therasense, Inc.*(a)....................................... 1,600      39,680
 Therma-Wave, Inc.*......................................... 1,000      14,920
 Varian, Inc.*.............................................. 2,100      68,124
 Zoll Medical Corp.*(a)..................................... 1,100      42,834
                                                                    ----------
                                                                         652,433
                                                                    ----------
 Metals - 0.1%
 Gibraltor Steel Corp.......................................   600      10,512
                                                                    ----------
 Mining - 0.1%
 Massey Energy Corp.........................................   400       8,292
                                                                    ----------
 Miscellaneous - 1.3%
 Applied Films Corp.*(a).................................... 1,700      53,125
 Armor Holdings, Inc.*...................................... 1,000      26,990
 TiVo, Inc.*................................................ 2,400      15,720
                                                                    ----------
                                                                          95,835
                                                                    ----------
 Oil & Gas - 5.4%
 Cal Dive International, Inc.*.............................. 2,100      51,828
 Forest Oil Corp.(a)........................................   900      25,389
 Hanover Compressor Co.* (a)................................ 1,600      40,416
 Key Energy Services, Inc.*................................. 1,600      14,720
 Mitchell Energy & Development Corp. - Class A..............   600      31,980
 National-Oilwell, Inc.* (a)................................   600      12,366
 Newfield Exploration Co.*..................................   800      28,408

 -----------------------------------------------------------------------------
 Security                                                             Value
 Description                                                 Shares  (Note 2)
 -----------------------------------------------------------------------------

 Oil & Gas - continued
 Patterson-UTI Energy, Inc.*................................ 2,400  $   55,944
 Pride Intl., Inc.*(a)...................................... 1,600      24,160
 Spinnaker Exploration Co.*.................................   700      28,812
 TETRA Technologies, Inc.*..................................   800      16,760
 Universal Compression Holdings, Inc.*...................... 2,100      61,929
 Willbros Group, Inc.*...................................... 1,200      19,200
                                                                    ----------
                                                                         411,912
                                                                    ----------
 Pharmaceuticals - 5.0%
 Albany Molecular Research, Inc.*(a)........................ 1,200      31,788
 Array BioPharma, Inc.*..................................... 2,300      34,178
 Barr Laboratories, Inc.*(a)................................   400      31,744
 Cephalon, Inc.*(a).........................................   700      52,910
 Charles River Laboratories Intl., Inc.*....................   800      26,784
 CIMA Labs, Inc.*...........................................   400      14,460
 Connetics Corp.*........................................... 1,600      19,040
 First Horizon Pharmaceutical Corp.*........................ 1,000      29,390
 Invitrogen Corp.*(a).......................................   500      30,965
 Medicis Pharmaceutical Corp. - Class A*....................   800      51,672
 Pain Therapeutics, Inc.*(a)................................ 1,900      17,404
 Taro Pharmaceutical Industries, Ltd. (Israel)*............. 1,000      39,950
                                                                    ----------
                                                                         380,285
                                                                    ----------
 Restaurants - 2.7%
 P.F. Chang's China Bistro, Inc.*(a)........................ 1,200      56,760
 Panera Bread Co. - Class A*(a)............................. 1,100      57,244
 RARE Hospitality Intl., Inc.*.............................. 1,800      40,572
 Sonic Corp.*............................................... 1,500      54,000
                                                                    ----------
                                                                         208,576
                                                                    ----------
 Retailers - 2.6%
 Circuit City Stores, Inc. - CarMax Group*.................. 1,500      34,110
 Fred's, Inc................................................   700      28,672
 Krispy Kreme Doughnuts, Inc.*(a)...........................   600      26,520
 Too, Inc.*................................................. 1,600      44,000
 Tweeter Home Entertainment Group, Inc.*.................... 1,300      37,700
 Ultimate Electronics, Inc.*................................   800      24,000
                                                                    ----------
                                                                         195,002
                                                                    ----------
 Telephone Systems - 0.8%
 AirGate PCS, Inc.*......................................... 1,100      50,105
 Rural Celluar Corp. - Class A*.............................   400       8,900
                                                                    ----------
                                                                          59,005
                                                                    ----------
 Transportation - 0.4%
 GulfMark Offshore, Inc.*................................... 1,100      31,141
                                                                    ----------
 Total Common Stocks (Cost $ 5,417,776)                              6,459,677
                                                                    ----------

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued
December 31, 2001
(Percentage of Net Assets)


--------------------------------------------------------------------
Security                                     Par/Shares   Value
Description                                    Amount    (Note 2)
--------------------------------------------------------------------

Short-Term Investments - 38.1%
Federal Home Loan Bank,
  1.470%, due 01/02/02...................... $1,265,000 $ 1,264,948
State Street Navigator Securities Lending
  Prime Portfolio(b)........................  1,638,632   1,638,632
                                                        -----------
Total Short-Term Investments
  (Cost $ 2,903,580)........................              2,903,580
                                                        -----------

TOTAL INVESTMENTS - 122.7%
(Cost $ 8,321,356)                                        9,363,257

Other Assets and Liabilities (net) - (22.7%)             (1,729,048)
                                                        -----------

TOTAL NET ASSETS - 100.0%                               $ 7,634,209
                                                        ===========

Portfolio Footnotes:

  * Non-income producing security.

(a) All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/AIM MID CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS
December 31, 2001
(Percentage of Net Assets)

            --------------------------------------------------------
            Security                                        Value
            Description                            Shares  (Note 2)
            --------------------------------------------------------

            Common Stocks - 79.0%
            Aerospace & Defense - 1.5%
            Raytheon Co........................... 2,100  $   68,187
                                                          ----------
            Banking - 3.1%
            Capital One Financial Corp.(a)........   800      43,160
            Marshall and Ilsley Corp..............   500      31,640
            Sovereign Bancorp, Inc.(a)............ 2,700      33,048
            TCF Financial Corp.(a)................   700      33,586
                                                          ----------
                                                                         141,434
                                                          ----------
            Beverages, Food & Tobacco - 1.7%
            Adolph Coors Co. - Class B(a)......... 1,400      74,760
                                                          ----------
            Building Materials - 2.0%
            Dal-Tile International, Inc.*......... 2,000      46,500
            Martin Marietta Materials, Inc.(a)....   900      41,940
                                                          ----------
                                                                          88,440
                                                          ----------
            Chemicals - 2.8%
            Gentex Corp.*......................... 1,600      42,768
            OM Group, Inc.........................   700      46,333
            Rohm & Haas Co.(a).................... 1,100      38,093
                                                          ----------
                                                                         127,194
                                                          ----------
            Commercial Services - 9.1%
            ARAMARK Corp. - Class B* (a).......... 1,500      40,350
            Ceridian Corp.*....................... 4,700      88,125
            Certegy, Inc.*........................ 1,800      61,596
            Convergys Corp.*...................... 2,100      78,729
            H&R Block, Inc.(a).................... 1,500      67,050
            Kennametal, Inc....................... 1,200      48,324
            Wind River Systems, Inc.* (a)......... 1,700      30,447
                                                          ----------
                                                                         414,621
                                                          ----------
            Communications - 1.8%
            Advanced Fibre Communications, Inc.*.. 2,100      37,107
            L-3 Communications Holdings, Inc.* (a)   500      45,000
                                                          ----------
                                                                          82,107
                                                          ----------
            Computer Software & Processing - 2.5%
            BMC Software, Inc.*................... 2,800      45,836
            Diebold, Inc.......................... 1,100      44,484
            Mentor Graphics Corp.*................ 1,000      23,570
                                                          ----------
                                                                         113,890
                                                          ----------
            Containers & Packaging - 1.0%
            Pactiv Corp.*......................... 2,500      44,375
                                                          ----------
            Cosmetics & Personal Care - 0.9%
            Avon Products, Inc....................   900      41,850
                                                          ----------
            Electric Utilities - 1.9%
            CMS Energy Corp.(a)................... 1,600      38,448
            Wisconsin Energy Corp................. 2,100      47,376
                                                          ----------
                                                                          85,824
                                                          ----------

       -----------------------------------------------------------------
       Security                                                 Value
       Description                                     Shares  (Note 2)
       -----------------------------------------------------------------

       Electrical Equipment - 1.5%
       FEI Co.*.......................................   900  $   28,359
       Molex, Inc. - Class A.......................... 1,500      40,575
                                                              ----------
                                                                          68,934
                                                              ----------
       Electronics - 3.8%
       Amphenol Corp. - Class A* (a).................. 1,200      57,660
       Lattice Semiconductor Corp.*................... 2,600      53,482
       Microchip Technology, Inc.*.................... 1,600      61,984
                                                              ----------
                                                                         173,126
                                                              ----------
       Entertainment & Leisure - 1.9%
       Brunswick Corp................................. 2,000      43,520
       Mattel, Inc.................................... 2,500      43,000
                                                              ----------
                                                                          86,520
                                                              ----------
       Environmental Controls - 1.5%
       Republic Services, Inc.*....................... 3,500      69,895
                                                              ----------
       Forest Products & Paper - 1.0%
       Louisiana-Pacific Corp......................... 5,300      44,732
                                                              ----------
       Health Care Providers - 1.7%
       First Health Group Corp.* (a).................. 1,200      29,688
       Laboratory Corporation of America Holdings* (a)   300      24,255
       Wellpoint Health Networks, Inc.* (a)...........   200      23,370
                                                              ----------
                                                                          77,313
                                                              ----------
       Heavy Machinery - 7.8%
       Cooper Cameron Corp.*..........................   800      32,288
       Cooper Industries, Inc.........................   900      31,428
       Dover Corp..................................... 1,900      70,433
       Parker-Hannifin Corp.(a)....................... 1,200      55,092
       Stanley Works (The)............................ 1,100      51,227
       Weatherford International, Inc.* (a)........... 1,200      44,712
       Zebra Technologies Corp. - Class A*............ 1,200      66,612
                                                              ----------
                                                                         351,792
                                                              ----------
       Home Construction, Furnishings & Appliances - 2.5%
       Harman International Industries, Inc........... 1,000      45,100
       Herman Miller, Inc............................. 2,900      68,614
                                                              ----------
                                                                         113,714
                                                              ----------
       Household Products - 3.2%
       Clorox Co...................................... 1,300      51,415
       Dial Corp. (The)............................... 2,800      48,020
       Newell Rubbermaid, Inc.(a)..................... 1,700      46,869
                                                              ----------
                                                                         146,304
                                                              ----------
       Industrial - Diversified - 3.0%
       ITT Industries, Inc............................   800      40,400
       SPX Corp.* (a).................................   700      95,830
                                                              ----------
                                                                         136,230
                                                              ----------
       Insurance - 4.7%
       Ambac Financial Group, Inc.....................   800      46,288
       MGIC Investment Corp...........................   700      43,204

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MET/AIM MID CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS - continued December 31, 2001 (Unaudited) (Percentage of Net Assets)

          ------------------------------------------------------------
          Security                                            Value
          Description                                Shares  (Note 2)
          ------------------------------------------------------------

          Insurance - continued
          Odyssey Re Holdings Corp.................. 4,400  $   77,880
          XL Capital, Ltd. - Class A................   500      45,680
                                                            ----------
                                                                         213,052
                                                            ----------
          Medical Supplies - 8.1%
          Apogent Technologies, Inc.*............... 3,400      87,720
          Cambrex Corp.............................. 1,200      52,320
          Fisher Scientific International, Inc.*....   200       5,840
          Mettler-Toledo International, Inc.*.......   900      46,665
          Millipore Corp............................   800      48,560
          Quest Diagnostics, Inc.*.................. 1,100      78,881
          St. Jude Medical, Inc.*...................   600      46,590
                                                            ----------
                                                                         366,576
                                                            ----------
          Oil & Gas - 3.5%
          BJ Services Co.* (a)...................... 1,800      58,410
          Noble Affiliates, Inc.....................   700      24,703
          Noble Drilling Corp.*..................... 1,300      44,252
          Valero Energy Corp.(a)....................   800      30,496
                                                            ----------
                                                                         157,861
                                                            ----------

          Pharmaceuticals - 2.3%
          IMS Health, Inc........................... 2,600      50,726
          Teva Pharmaceutical Industries, Ltd. (ADR)   800      49,304
          Watson Pharmaceuticals, Inc.*.............   200       6,278
                                                            ----------
                                                                         106,308
                                                            ----------

          Restaurants - 1.9%
          Jack in the Box, Inc.* (a)................ 1,500      41,310
          Outback Steakhouse, Inc.*................. 1,300      44,525
                                                            ----------
                                                                          85,835
                                                            ----------

          Retailers - 1.4%
          Barnes & Noble, Inc.* (a).................   800      23,680
          Family Dollar Stores, Inc................. 1,300      38,974
                                                            ----------
                                                                          62,654
                                                            ----------

          Textiles, Clothing & Fabrics - 0.9%
          Nike, Inc. - Class B......................   700      39,368
                                                            ----------
          Total Common Stocks (Cost $ 3,268,432)             3,582,896
                                                            ----------

      --------------------------------------------------------------------
      Security                                     Par/Shares   Value
      Description                                    Amount    (Note 2)
      --------------------------------------------------------------------

      Short-Term Investments - 48.4%
      Federal Home Loan Bank,
        1.470%, due 01/02/02...................... $1,312,000 $ 1,311,946
      State Street Navigator Securities
        Lending Prime Portfolio(b)................    880,661     880,661
                                                              -----------
      Total Short-Term Investments
      (Cost $ 2,192,607)                                        2,192,607
                                                              -----------

      TOTAL INVESTMENTS - 127.4%
      (Cost $ 5,461,039)                                        5,775,503

      Other Assets and Liabilities (net) - (27.4%)             (1,242,496)
                                                              -----------

      TOTAL NET ASSETS - 100.0%                               $ 4,533,007
                                                              ===========

Portfolio Footnotes:

* Non-income producing security.

(a) All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

                       See notes to financial statements

MET INVESTORS SERIES TRUST
STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS
December 31, 2001
(Percentage of Net Assets)

        ---------------------------------------------------------------
        Security                                               Value
        Description                                  Shares   (Note 2)
        ---------------------------------------------------------------

        Common Stocks - 92.5%

        Canada - 3.6%
        Domtar, Inc.................................  20,500 $  206,120
                                                             ----------
        Denmark - 5.1%
        Novo Nordisk A/S - Series B.................   3,400    139,024
        TDC A/S.....................................   4,300    153,170
                                                             ----------
                                                                         292,194
                                                             ----------
        Finland - 11.1%
        Nokia Oyj...................................  13,900    358,325
        Stora Enso Oyj - R Shares...................  22,200    282,464
                                                             ----------
                                                                         640,789
                                                             ----------
        France - 2.8%
        Technip-Coflexip S.A........................   1,200    160,227
                                                             ----------
        Hong Kong - 2.5%
        CNOOC, Ltd.................................. 152,300    143,555
                                                             ----------
        Italy - 2.2%
        Saipem SpA..................................  25,600    125,333
                                                             ----------
        Japan - 6.5%
        Kyocera Corp................................   1,100     71,789
        Rohm Co., Ltd...............................     400     51,935
        Sekisui Chemical Co., Ltd...................  37,000     97,435
        World Co., Ltd..............................   5,000    150,752
                                                             ----------
                                                                         371,911
                                                             ----------
        Netherlands - 6.7%
        Fortis*.....................................   7,900    204,988
        IHC Caland N.V..............................   2,400    112,159
        Koninklijke (Royal) Philips Electronics N.V.   2,300     68,341
                                                             ----------
                                                                         385,488
                                                             ----------
        Norway - 6.1%
        Norsk Hydro ASA.............................   4,400    184,301
        Telenor ASA.................................  39,200    168,563
                                                             ----------
                                                                         352,864
                                                             ----------
        Sweden - 11.4%
        Autoliv, Inc. (SDR).........................  13,400    269,205
        Skandinaviska Enskilda Banken AB............  29,300    267,689
        Volvo AB - Series B.........................   7,200    121,228
                                                             ----------
                                                                         658,122
                                                             ----------
        Switzerland - 8.1%
        Nestle S.A.*................................     800    170,644
        Swatch Group AG*............................   9,200    182,381
        Swisscom AG.................................     400    110,870
                                                             ----------
                                                                         463,895
                                                             ----------

       ------------------------------------------------------------------
       Security                                                 Value
       Description                                   Shares    (Note 2)
       ------------------------------------------------------------------

       United Kingdom - 26.4%
       Amdocs, Ltd.* (a)..........................     5,000  $  169,850
       BG Group Plc...............................    43,000     175,037
       Boots Co. Plc..............................    10,900      92,622
       BP Plc.....................................    26,100     202,622
       Iceland Group Plc..........................    16,300      42,181
       Invensys Plc...............................   107,300     186,021
       Marks & Spencer Plc........................    27,500     144,326
       Sage Group Plc (The).......................    47,900     159,121
       Tate & Lyle Plc............................    35,700     179,057
       Vodafone Group Plc.........................    64,600     168,813
                                                              ----------
                                                                       1,519,650
                                                              ----------
       Total Common and Preferred Stocks
         (Cost $ 4,810,840)                                    5,320,148
                                                              ----------
       ------------------------------------------------------------------
                                                   Par/Shares
                                                                          Amount
       ------------------------------------------------------------------

       Short-Term Investments - 10.1%
       General Electric Capital Corp., 1.900%,
         due 01/03/02.............................  $152,000     151,984
       Household Finance Corp., 1.700%,
         due 01/04/02.............................   251,000     250,964
       State Street Navigator Securities
         Lending Prime Portfolio(b)...............   175,000     175,000
                                                              ----------
       Total Short-Term Investments
       (Cost $ 577,948)                                          577,948
                                                              ----------

       TOTAL INVESTMENTS - 102.6%
       (Cost $ 5,388,788)                                      5,898,096

       Other Assets and Liabilities (net) - (2.6%)              (147,684)
                                                              ----------

       TOTAL NET ASSETS - 100.0%                              $5,750,412
                                                              ==========

Portfolio Footnotes:

* Non-income producing security.

(a) All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

SDR - Swedish Depositary Receipt

                       See notes to financial statements

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

MET INVESTORS SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2001


                                                                                      J.P. Morgan    J.P. Morgan    J.P. Morgan
                                                                                    Small Cap Stock  Quality Bond  Select Equity
                                                                                       Portfolio      Portfolio      Portfolio
                                                                                    ---------------  ------------  -------------
Assets
   Investments, at value (Note 2)*                                                      $96,955,883  $166,009,405   $231,781,445
   Cash                                                                                         695    20,995,658            933
   Cash denominated in foreign currencies**                                                      --         3,544             --
   Receivable for investments sold                                                          567,731    27,195,551             --
   Receivable for Trust shares sold                                                              --        82,099          1,022
   Dividends receivable                                                                      69,856            --        212,705
   Interest receivable                                                                        3,755     1,075,750         25,321
   Net variation margin on financial futures contracts (Note 6)                                  --        43,025             --
   Unrealized appreciation on forward currency contracts (Note 7)                                --            --             --
   Receivable from investment adviser (Note 3)                                                   --            --             --
                                                                                    ---------------  ------------  -------------
       Total assets                                                                      97,597,920   215,405,032    232,021,426
                                                                                    ---------------  ------------  -------------
Liabilities
   Due to bank                                                                                   --            --             --
   Payables for:
       Investments purchased                                                                142,928    33,827,628             --
       When-issued / delayed delivery investments (Note 2)                                       --    42,900,602             --
       Trust shares redeemed                                                                 14,754       166,540         84,620
       Net variation margin on financial futures contracts (Note 6)                              --            --         17,675
       Unrealized depreciation on forward currency contracts (Note 7)                            --            --             --
       Outstanding written options                                                               --            --             --
       Distribution and service fees - Class B                                                  177         1,411          1,023
       Cash denominated in foreign currencies**                                                  --            --             --
       Securities on loan                                                                19,649,803     5,110,496     36,844,784
       Investment advisory fee payable (Note 3)                                              54,854        59,707        100,165
   Accrued expenses                                                                          45,008        47,493         56,360
                                                                                    ---------------  ------------  -------------
       Total liabilities                                                                 19,907,524    82,113,877     37,104,627
                                                                                    ---------------  ------------  -------------
Net Assets                                                                              $77,690,396  $133,291,155   $194,916,799
                                                                                    ===============  ============   ============
Net Assets Represented by:
   Paid in surplus                                                                      $80,669,330  $127,005,619   $209,051,131
   Accumulated net realized gain (loss)                                                  (2,158,639)   (1,876,875)   (18,004,227)
   Unrealized appreciation (depreciation) on investments, futures contracts and
       foreign currency                                                                    (830,015)    1,043,751      2,982,792
   Undistributed (distributions in excess of) net investment income                           9,720     7,118,660        887,103
                                                                                    ---------------  ------------  -------------
       Total                                                                            $77,690,396  $133,291,155   $194,916,799
                                                                                    ===============  ============   ============
Net Assets
   Class A                                                                               76,757,845   126,026,467    189,630,281
                                                                                    ===============  ============   ============
   Class B                                                                                  932,551     7,264,688      5,286,518
                                                                                    ===============  ============   ============
   Class E                                                                                       --            --             --
                                                                                    ===============  ============   ============
Capital shares outstanding
   Class A                                                                                6,538,232    11,040,765     14,750,515
                                                                                    ===============  ============   ============
   Class B                                                                                   79,567       637,441        412,143
                                                                                    ===============  ============   ============
   Class E                                                                                       --            --             --
                                                                                    ===============  ============   ============
Net Asset Value and Offering Price Per Share
   Class A                                                                                    11.74         11.41          12.86
                                                                                    ===============  ============   ============
   Class B                                                                                    11.72         11.40          12.83
                                                                                    ===============  ============   ============
   Class E                                                                                       --            --             --
                                                                                    ===============  ============   ============
---------------------------------------------------------------------------------------------------------------------------------
* Investments at cost                                                                   $97,785,898  $165,052,923   $228,822,640
**Cost of cash denominated in foreign currencies                                                 --         1,430             --

                       See notes to financial statements

       J.P. Morgan        J.P. Morgan        Lord Abbett     Lord Abbett
      Enhanced Index  International Equity  Bond Debenture  Mid-Cap Value
        Portfolio          Portfolio          Portfolio       Portfolio
      --------------  --------------------  --------------  -------------
        $228,442,622          $ 82,772,730    $196,737,383   $116,060,693
                 288                    --         145,019            255
                  --                    --              --             --
                  --               706,775         525,693             --
                  --                   107         110,034         37,393
             227,046               133,193              --         97,132
               7,228                   224       3,458,138          3,817
                  --                    --              --             --
                  --               626,065              --             --
                  --                    --              --             --
      --------------  --------------------  --------------  -------------
         228,677,184            84,239,094     200,976,267    116,199,290
      --------------  --------------------  --------------  -------------
                  --               312,634              --             --
                  --               153,151         144,458      1,393,022
                  --                    --              --             --
             153,805                57,850          67,200          1,623
               2,525                    --              --             --
                  --               451,552              --             --
                  --                    --              --             --
                 689                   201           5,730          3,234
                  --               229,564              --             --
          31,452,183             1,399,779      14,619,770     22,719,738
              92,912                52,949          83,220         63,710
              63,386                86,191          52,246         29,739
      --------------  --------------------  --------------  -------------
          31,765,500             2,743,871      14,972,624     24,211,066
      --------------  --------------------  --------------  -------------
        $196,911,684          $ 81,495,213    $186,003,643   $ 91,988,224
      ==============  ====================  ==============  =============
        $231,203,506          $111,629,938    $197,026,315   $ 71,911,259
         (27,997,053)          (22,618,057)    (15,053,429)     4,941,287
          (7,656,362)           (7,004,909)     (8,509,833)    14,540,802
           1,361,593              (511,759)     12,540,590        594,876
      --------------  --------------------  --------------  -------------
        $196,911,684          $ 81,495,213    $186,003,643   $ 91,988,224
      ==============  ====================  ==============  =============
         193,422,584            80,482,685     154,228,155     75,050,425
      ==============  ====================  ==============  =============
           3,489,100             1,012,528      31,775,488     16,937,799
      ==============  ====================  ==============  =============
                  --                    --              --             --
      ==============  ====================  ==============  =============
          13,133,060             9,275,201      13,741,213      4,508,997
      ==============  ====================  ==============  =============
             237,350               116,907       2,836,074      1,019,278
      ==============  ====================  ==============  =============
                  --                    --              --             --
      ==============  ====================  ==============  =============
               14.73                  8.68           11.22          16.64
      ==============  ====================  ==============  =============
               14.70                  8.66           11.20          16.62
      ==============  ====================  ==============  =============
                  --                    --              --             --
      ==============  ====================  ==============  =============
      -------------------------------------------------------------------
        $236,101,203          $ 89,940,330    $205,247,216   $101,519,891
                  --              (226,162)             --             --

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2001


                                                                   Lord Abbett         Lord Abbett          Lord Abbett
                                                                Developing Growth  Growth Opportunities  Growth and Income
                                                                    Portfolio           Portfolio            Portfolio
                                                                -----------------  --------------------  -----------------
Assets
   Investments, at value (Note 2)*                                    $47,201,992           $11,469,747   $1,475,019,011
   Cash                                                                       101                 4,205              267
   Cash denominated in foreign currencies**                                    --                    --               --
   Receivable for investments sold                                        587,412               158,671        2,250,706
   Receivable for Trust shares sold                                        16,999                26,877          712,279
   Dividends receivable                                                     2,642                 1,317        1,546,117
   Interest receivable                                                      1,878                   499           23,174
   Net variation margin on financial futures contracts                                                                --
       (Note 6)                                                                --                    --
   Unrealized appreciation on forward currency contracts                                                              --
       (Note 7)                                                                --                    --
   Receivable from investment adviser (Note 3)                                 --                    --               --
                                                                -----------------  --------------------  -----------------
       Total assets                                                    47,811,024            11,661,316    1,479,551,554
                                                                -----------------  --------------------  -----------------
Liabilities
   Due to bank                                                                 --                    --               --
   Payables for:
       Investments purchased                                              341,220               222,944       23,936,944
       When-issued / delayed delivery investments (Note 2)                     --                    --               --
       Trust shares redeemed                                               15,736                    --          320,730
       Unrealized depreciation on forward currency                                                                    --
          contracts (Note 7)                                                   --                    --
       Outstanding written options                                             --                    --               --
       Distribution and service fees - Class B                                486                 1,642           18,668
       Securities on loan                                               9,327,221             2,113,546      150,261,111
       Investment advisory fee payable (Note 3)                            21,310                 6,475          650,888
   Accrued expenses                                                        35,180                20,560          160,622
                                                                -----------------  --------------------  -----------------
       Total liabilities                                                9,741,153             2,365,167      175,348,963
                                                                -----------------  --------------------  -----------------
Net Assets                                                            $38,069,871           $ 9,296,149   $1,304,202,591
                                                                =================  ====================  =================
Net Assets Represented by:
   Paid in surplus                                                    $42,866,966           $ 9,402,365   $1,102,849,698
   Accumulated net realized gain (loss)                                (3,322,236)             (544,440)      87,286,340
   Unrealized appreciation (depreciation) on investments,
       futures contracts and foreign currency                          (1,474,859)              438,224      101,506,320
   Undistributed (distributions in excess of) net                                                             12,560,233
       investment income                                                       --                    --
                                                                -----------------  --------------------  -----------------
       Total                                                          $38,069,871           $ 9,296,149   $1,304,202,591
                                                                =================  ====================  =================
Net Assets
   Class A                                                             35,526,617               871,163    1,205,470,839
                                                                =================  ====================  =================
   Class B                                                              2,543,254             8,424,986       98,731,752
                                                                =================  ====================  =================
   Class E                                                                     --                    --               --
                                                                =================  ====================  =================
Capital shares outstanding
   Class A                                                              3,333,605                97,317       48,113,587
                                                                =================  ====================  =================
   Class B                                                                238,946               943,720        3,947,018
                                                                =================  ====================  =================
   Class E                                                                     --                    --               --
                                                                =================  ====================  =================
Net Asset Value and Offering Price Per Share
   Class A                                                                  10.66                  8.95            25.05
                                                                =================  ====================  =================
   Class B                                                                  10.64                  8.93            25.01
                                                                =================  ====================  =================
   Class E                                                                     --                    --               --
                                                                =================  ====================  =================

--------------------------------------------------------------------------------------------------------------------------
* Investments at cost                                                 $48,676,851           $11,031,523     $1,373,512,691
**Cost of cash denominated in foreign currencies                               --                    --                 --

                       See notes to financial statements

           Janus             MFS       MFS Research       Oppenheimer
     Aggressive Growth  Mid Cap Growth International  Capital Appreciation
         Portfolio        Portfolio      Portfolio         Portfolio
     -----------------  -------------- -------------  --------------------
           $16,876,415     $44,793,595   $21,033,747           $32,442,710
                 8,304         100,959           666                12,377
                   247              --        24,077                    --
                38,715          94,382        74,956                    --
                14,476         251,120        83,798               274,990
                 4,174           3,176        11,767                 7,510
                 3,835           1,607           382                 1,451
                    --              --            --                    --
                    --              --         6,715                    --
                    --              --            --                    --
     -----------------  -------------- -------------  --------------------
            16,946,166      45,244,839    21,236,108            32,739,038
     -----------------  -------------- -------------  --------------------
                    --              --            --                    --
                    --       1,684,508     1,470,237                29,967
                    --              --            --                    --
                    --           6,215            --                    --
                    --              --            --                    --
                    --              --            --                    --
                 2,962           4,439         2,830                 5,038
             1,687,550       6,516,322     1,188,370             5,713,331
                16,136          20,448        12,088                31,384
                24,330          36,765        86,988                17,669
     -----------------  -------------- -------------  --------------------
             1,730,978       8,268,697     2,760,513             5,797,389
     -----------------  -------------- -------------  --------------------
           $15,215,188     $36,976,142   $18,475,595           $26,941,649
     =================  ============== =============  ====================
           $16,369,118     $36,828,823   $19,428,856           $27,328,170
            (1,875,453)         39,331    (1,325,874)             (275,733)
               721,113         106,436       378,648              (112,622)
                   410           1,552        (6,035)                1,834
     -----------------  -------------- -------------  --------------------
           $15,215,188     $36,976,142   $18,475,595           $26,941,649
     =================  ============== =============  ====================
                    --      13,504,387     3,732,508                    --
     =================  ============== =============  ====================
            15,215,188      23,443,347    14,726,905            26,941,649
     =================  ============== =============  ====================
                    --          28,408        16,182                    --
     =================  ============== =============  ====================
                    --       1,613,814       440,114                    --
     =================  ============== =============  ====================
             2,055,236       2,809,295     1,736,568             3,144,020
     =================  ============== =============  ====================
                    --           3,400         1,907                    --
     =================  ============== =============  ====================
                    --            8.37          8.48                    --
     =================  ============== =============  ====================
                  7.40            8.34          8.48                  8.57
     =================  ============== =============  ====================
                    --            8.36          8.48                    --
     =================  ============== =============  ====================

     ----------------------------------------------------------------------
           $16,155,302     $44,687,159   $20,655,222           $32,555,328
                   247              --        24,129                    --

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2001


                                                                                       PIMCO         PIMCO        PIMCO
                                                                                    Money Market  Total Return  Innovation
                                                                                     Portfolio     Portfolio    Portfolio
                                                                                    ------------  ------------  -----------
Assets
    Investments, at value (Note 2)*                                                  $26,333,193  $128,056,648  $30,569,321
    Cash                                                                                     883            --           29
    Cash denominated in foreign currencies**                                                  --            --           --
    Receivable for investments sold                                                           --     2,146,293      646,646
    Receivable for Trust shares sold                                                     195,291       586,319       11,917
    Dividends receivable                                                                      --            --          753
    Interest receivable                                                                   58,870       820,688        1,278
    Net variation margin on financial futures contracts (Note 6)                              --        34,069           --
    Open swap contracts at fair value (Note 9)                                                --       190,339           --
    Unrealized appreciation on forward currency contracts (Note 7)                            --            --           --
    Receivable from investment adviser (Note 3)                                               --            --           --
                                                                                     -----------  ------------  -----------
       Total assets                                                                   26,588,237   131,834,356   31,229,944
                                                                                     -----------  ------------  -----------
Liabilities
    Due to bank                                                                               --       198,961           --
    Payables for:
       Investments purchased                                                                  --            --    2,259,261
       When-issued / delayed delivery investments (Note 2)                                    --    15,747,500           --
       Trust shares redeemed                                                                  --        22,020       50,202
       Net variation margin on financial futures contracts (Note 6)                           --            --           --
       Unrealized depreciation on forward currency contracts (Note 7)                         --         5,154           --
       Outstanding written options                                                            --        33,688           --
       Distribution and service fees - Class B                                             5,002         8,411        1,930
       Cash denominated in foreign currencies**                                               --            --           --
       Return of securities on loan                                                           --    10,374,182    3,211,604
       Investment advisory fee payable (Note 3)                                           22,825        46,021        3,697
    Accrued expenses                                                                       9,662        55,888       50,897
                                                                                     -----------  ------------  -----------
       Total liabilities                                                                  37,489    26,491,825    5,577,591
                                                                                     -----------  ------------  -----------
Net Assets                                                                           $26,550,748  $105,342,531  $25,652,353
                                                                                     ===========  ============  ===========
Net Assets Represented by:
    Paid in surplus                                                                  $26,550,383  $105,068,708  $26,667,636
    Accumulated net realized gain (loss)                                                     930      (205,010)    (677,657)
    Unrealized appreciation (depreciation) on investments, futures contracts, swap
       contracts, options and foreign currency                                                --       543,940     (337,626)
    Undistributed (distributions in excess of) net investment income                        (565)      (65,107)          --
                                                                                     -----------  ------------  -----------
       Total                                                                         $26,550,748  $105,342,531  $25,652,353
                                                                                     ===========  ============  ===========
Net Assets
    Class A                                                                                   --    59,097,015   16,052,860
                                                                                     ===========  ============  ===========
    Class B                                                                           26,550,748    46,157,776    9,587,730
                                                                                     ===========  ============  ===========
    Class E                                                                                   --        87,740       11,763
                                                                                     ===========  ============  ===========
Capital shares outstanding
    Class A                                                                                   --     5,711,544    2,597,240
                                                                                     ===========  ============  ===========
    Class B                                                                           26,558,306     4,467,579    1,555,330
                                                                                     ===========  ============  ===========
    Class E                                                                                   --         8,495        1,908
                                                                                     ===========  ============  ===========
Net Asset Value and Offering Price Per Share
    Class A                                                                                   --         10.35         6.18
                                                                                     ===========  ============  ===========
    Class B                                                                                 1.00         10.33         6.16
                                                                                     ===========  ============  ===========
    Class E                                                                                   --         10.33         6.17
                                                                                     ===========  ============  ===========

----------------------------------------------------------------------------------------------------------------------------
*Investments at cost                                                                 $26,333,193  $127,589,755  $30,906,947
**Cost of cash denominated in foreign currencies                                              --            --           --

                       See notes to financial statements

Met/Putnam       Met/AIM          Met/AIM     SSR Concentrated
 Research    Small Cap Growth  Mid Cap Equity  International
Portfolio       Portfolio        Portfolio       Portfolio
-----------  ----------------  -------------- ----------------
$70,621,792        $9,363,257      $5,775,503       $5,898,096
        559               308             957            4,400
         --                --              --            2,381
    258,620                --          72,613               --
     49,419            63,118          71,430               --
     69,080             1,029           1,473            7,684
      2,828                --              --               --
         --                --              --               --
         --                --              --               --
         --                --              --               --
         --            43,492          40,266           43,984
-----------  ----------------  -------------- ----------------
 71,002,298         9,471,204       5,962,242        5,956,545
-----------  ----------------  -------------- ----------------
         --                --              --               --
    529,731           168,136         525,184               --
         --                --              --               --
     14,780                --              --               --
         --                --              --               --
         --                --              --               --
         --                --              --               --
      4,502             1,427             821            1,195
         --                --              --               --
 12,155,153         1,638,632         880,661          175,000
     48,998                --              --               --
     52,829            28,800          22,569           29,938
-----------  ----------------  -------------- ----------------
 12,805,993         1,836,995       1,429,235          206,133
-----------  ----------------  -------------- ----------------
$58,196,305        $7,634,209      $4,533,007       $5,750,412
===========  ================  ============== ================
$64,099,507        $6,615,522      $4,196,746       $5,314,584
 (7,877,407)          (23,478)         20,180          (75,298)

  1,965,142         1,041,901         314,464          509,481
      9,063               264           1,617            1,645
-----------  ----------------  -------------- ----------------
$58,196,305        $7,634,209      $4,533,007       $5,750,412
===========  ================  ============== ================
 35,512,476                --              --               --
===========  ================  ============== ================
 22,683,829         7,634,209       4,533,007        5,750,412
===========  ================  ============== ================
         --                --              --               --
===========  ================  ============== ================
  4,362,132                --              --               --
===========  ================  ============== ================
  2,789,804           641,906         411,418          530,566
===========  ================  ============== ================
         --                --              --               --
===========  ================  ============== ================
       8.14                --              --               --
===========  ================  ============== ================
       8.13             11.89           11.02            10.84
===========  ================  ============== ================
         --                --              --               --
===========  ================  ============== ================

---------------------------------------------------------------
$68,656,650        $8,321,356      $5,461,039       $5,388,788
         --                --              --            2,367

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF OPERATIONS

Year or Period Ended December 31, 2001


                                                                      J.P. Morgan    J.P. Morgan    J.P. Morgan
                                                                    Small Cap Stock  Quality Bond  Select Equity
                                                                       Portfolio      Portfolio      Portfolio
                                                                    ---------------  ------------  -------------
Investment Income
   Dividends (1)                                                        $   823,130   $       569   $  2,191,811
   Interest (2)                                                             182,440     7,569,809        211,470

                                                                    ---------------  ------------  -------------
       Total investment income                                            1,005,570     7,570,378      2,403,281

                                                                    ---------------  ------------  -------------
Expenses
   Investment advisory fee (Note 3)                                         698,400       649,876      1,277,190
   Distribution fee - Class B                                                   628         4,863          3,833
   Custody, fund accounting, administration, and transfer
       agent fees                                                           137,288       158,493        164,723
   Organizational expense                                                        --            --             --
   Audit                                                                     13,680        14,103         13,680
   Trustee fees and expenses                                                  7,709         7,487          7,709
   Legal                                                                     16,533        16,673         16,533
   Insurance                                                                  3,382         4,072          7,857
   Shareholder reporting                                                     14,215        10,136         23,078
   Other                                                                        750           750            750

                                                                    ---------------  ------------  -------------
       Total expenses                                                       892,585       866,453      1,515,353
       Less fees waived and expenses reimbursed by the
          adviser                                                                --      (123,038)            --

                                                                    ---------------  ------------  -------------
   Net expenses                                                             892,585       743,415      1,515,353

                                                                    ---------------  ------------  -------------
   Net investment income                                                    112,985     6,826,963        887,928

                                                                    ---------------  ------------  -------------
Net Realized and Unrealized Gain (Loss) on Investments,
FuturesContracts and Foreign Currency Related Transactions
   Net realized gain (loss) on investments                               (2,109,019)    3,814,020    (15,230,294)
   Net realized gain (loss) on futures contracts                                 --       272,711       (428,470)
   Net realized gain (loss) on foreign currency related
       transactions                                                              --      (102,145)            --

                                                                    ---------------  ------------  -------------
       Net realized gain (loss) on investments, futures
          contracts and foreign currency related
          transactions                                                   (2,109,019)    3,984,586    (15,658,764)

                                                                    ---------------  ------------  -------------
   Unrealized appreciation (depreciation) on investments,
       futures contracts and foreign currency
          Beginning of period                                             5,988,296     3,355,322      2,333,007
          End of period                                                    (830,015)    1,015,799      2,982,792

                                                                    ---------------  ------------  -------------
   Net change in unrealized appreciation (depreciation) on
       investments, futures contracts and foreign currency               (6,818,311)   (2,339,523)       649,785

                                                                    ---------------  ------------  -------------
   Net realized and unrealized gain(loss) on investments,
       futures contracts and foreign currency related
       transactions                                                      (8,927,330)    1,645,063    (15,008,979)

                                                                    ---------------  ------------  -------------
Net Increase (Decrease) in Net Assets Resulting from
Operations                                                              $(8,814,345)  $ 8,472,026   $(14,121,051)
                                                                    ===============  ============  =============

-----------------------------------------------------------------------------------------------------------------
(1)Dividend income is net of withholding taxes of:                      $       436   $      (569)  $          1
(2)Interest income includes security lending income of:                 $    38,800   $    22,599   $     24,332

                       See notes to financial statements

 J.P. Morgan     J.P. Morgan      Lord Abbett     Lord Abbett
Enhanced Index  International    Bond Debenture  Mid-Cap Value
  Portfolio    Equity Portfolio    Portfolio       Portfolio
-------------- ----------------  --------------  -------------
 $  2,749,140      $  1,532,842    $    505,329    $ 1,139,341
       39,806            62,031      13,464,626        118,092
-------------- ----------------  --------------  -------------
    2,788,946         1,594,873      13,969,955      1,257,433
-------------- ----------------  --------------  -------------
    1,231,520           739,674       1,015,196        513,024
        2,468               814          17,949         11,116
      186,374           298,474         162,176        103,946
           --                --              --             --
       13,680            15,422          15,023         13,680
        7,487             7,709           7,487          7,709
       16,533            16,673          16,533         16,387
        8,480             4,064           5,376          2,073
       22,899            18,201          16,524          7,781
          750               750             750            750
-------------- ----------------  --------------  -------------
    1,490,191         1,101,781       1,257,014        676,466
      (63,647)          (90,398)        (59,249)       (14,305)
-------------- ----------------  --------------  -------------
    1,426,544         1,011,383       1,197,765        662,161
-------------- ----------------  --------------  -------------
    1,362,402           583,490      12,772,190        595,272
-------------- ----------------  --------------  -------------

  (22,773,889)      (21,720,486)    (11,855,449)     5,059,863
      (18,480)         (517,956)             --             --
           --           (87,451)             --             --
-------------- ----------------  --------------  -------------

  (22,792,369)      (22,325,893)    (11,855,449)     5,059,863
-------------- ----------------  --------------  -------------

   (1,421,078)       (5,369,713)    (14,053,535)    13,756,473
   (7,656,382)       (7,004,909)     (8,752,475)    14,540,802
-------------- ----------------  --------------  -------------

   (6,235,304)       (1,635,196)      5,301,060        784,329
-------------- ----------------  --------------  -------------

  (29,027,673)      (23,961,089)     (6,554,389)     5,844,192
-------------- ----------------  --------------  -------------
 $(27,665,271)     $(23,377,599)   $  6,217,801    $ 6,439,464
 ============  ================  ==============  =============

---------------------------------------------------------------
 $     10,282      $    191,428    $      2,903    $     3,161
 $     20,146      $     45,211    $     25,080    $    11,286

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF OPERATIONS

Year or Period Ended December 31, 2001


                                                                       Lord Abbett         Lord Abbett          Lord Abbett
                                                                    Developing Growth  Growth Opportunities  Growth and Income
                                                                        Portfolio           Portfolio*           Portfolio
                                                                    -----------------  --------------------  -----------------
Investment Income
   Dividends (1)                                                          $    54,418             $   7,400       $ 19,478,966
   Interest (2)                                                                49,727                 5,369            958,876

                                                                    -----------------  --------------------  -----------------
       Total investment income                                                104,145                12,769         20,437,842

                                                                    -----------------  --------------------  -----------------
Expenses
   Investment advisory fee (Note 3)                                           285,289                28,302          7,151,797
   Distribution fee - Class B                                                   1,613                 9,447             60,055
   Distribution fee - Class E                                                      --                    --                 --
   Custody, fund accounting, administration, and transfer
       agent fees                                                             115,077               112,422            541,924
   Organizational expense                                                          --                29,443                 --
   Audit                                                                       13,680                12,675              7,360
   Trustee fees and expenses                                                    7,709                 7,509              7,066
   Legal                                                                       16,533                18,776             13,502
   Insurance                                                                    1,469                   154             46,956
   Shareholder reporting                                                        9,147                   478             47,484
   Other                                                                          750                   272                750

                                                                    -----------------  --------------------  -----------------
       Total expenses                                                         451,267               219,478          7,876,894
       Less fees waived and expenses reimbursed by the
          adviser                                                             (85,700)             (175,679)            (1,650)

                                                                    -----------------  --------------------  -----------------
   Net expenses                                                               365,567                43,799          7,875,244

                                                                    -----------------  --------------------  -----------------
   Net investment income (loss)                                              (261,422)              (31,030)        12,562,598

                                                                    -----------------  --------------------  -----------------
Net Realized and Unrealized Gain (Loss) on Investments
andForeign Currency Related Transactions
   Net realized gain (loss) on investments                                 (1,283,353)             (544,440)        93,123,272
   Net realized gain (loss) on foreign currency related
       transactions                                                                --                    --                 --

                                                                    -----------------  --------------------  -----------------
       Net realized gain (loss) on investments and foreign
          currency related transactions                                    (1,283,353)             (544,440)        93,123,272

                                                                    -----------------  --------------------  -----------------
   Unrealized appreciation (depreciation) on investments
       and foreign currency
          Beginning of period                                                 132,309                    --        183,228,821
          End of period                                                    (1,474,859)              438,224        101,506,320

                                                                    -----------------  --------------------  -----------------
   Net change in unrealized appreciation (depreciation) on
       investments and foreign currency                                    (1,607,168)              438,224        (81,722,501)

                                                                    -----------------  --------------------  -----------------
   Net realized and unrealized gain (loss) on investments
       and foreign currency related transactions                           (2,890,521)             (106,216)        11,400,771

                                                                    -----------------  --------------------  -----------------
Net Increase (Decrease) in Net Assets Resulting from
Operations                                                                $(3,151,943)            $(137,246)      $ 23,963,369
                                                                    =================  ====================  =================

-------------------------------------------------------------------------------------------------------------------------------
(1)Dividend income is net withholding taxes of:                           $        --             $      54       $    102,786
(2)Interest income includes security lending income of:                   $    23,171             $     497       $     81,371

* For the period from 2/12/01 (commencement of operations) through 12/31/01.

                       See notes to financial statements

      Janus            MFS        MFS Research       Oppenheimer
Aggressive Growth Mid Cap Growth  International  Capital Appreciation
   Portfolio*       Portfolio*     Portfolio*         Portfolio*
----------------- --------------  -------------  --------------------
   $    26,599        $   15,713    $    88,064             $  46,113
        37,426            43,234         14,634                37,905
----------------- --------------  -------------  --------------------
        64,025            58,947        102,698                84,018
----------------- --------------  -------------  --------------------
        51,898            76,853         63,191                52,560
        16,214            20,764         16,492                20,216
            --                --              3                    --
       114,637           118,088        259,586               110,645
        29,443            29,443         29,443                29,443
        12,675            12,675         12,675                12,675
         7,509             7,509          7,509                 7,509
        18,915            18,776         18,915                18,915
         2,197             2,881          2,145                 1,461
         7,946            11,127          7,946                 6,357
           452               453            455                   271
----------------- --------------  -------------  --------------------
       261,886           298,569        418,360               260,052
      (190,545)         (183,235)      (322,886)             (179,200)
----------------- --------------  -------------  --------------------
        71,341           115,334         95,474                80,852
----------------- --------------  -------------  --------------------
        (7,316)          (56,387)         7,224                 3,166
----------------- --------------  -------------  --------------------

    (1,873,796)           83,992     (1,356,260)             (275,997)
        (1,657)               --         23,174                    32
----------------- --------------  -------------  --------------------

    (1,875,453)           83,992     (1,333,086)             (275,965)
----------------- --------------  -------------  --------------------

            --                --             --                    --
       721,113           106,436        378,648              (112,622)
----------------- --------------  -------------  --------------------

       721,113           106,436        378,648              (112,622)
----------------- --------------  -------------  --------------------

    (1,154,340)          190,428       (954,438)             (388,587)
----------------- --------------  -------------  --------------------
   $(1,161,656)       $  134,041    $  (947,214)             (385,421)
   ===========    ==============  =============  ====================

----------------------------------------------------------------------
   $       323        $       --    $    13,030             $     428
   $       541        $    1,552    $       359             $   1,220

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF OPERATIONS

Year or Period Ended December 31, 2001


                                                                       PIMCO         PIMCO        PIMCO
                                                                    Money Market  Total Return  Innovation
                                                                     Portfolio*    Portfolio*   Portfolio*
                                                                    ------------  ------------  -----------
Investment Income
   Dividends (1)                                                       $      --    $       --  $     3,802
   Interest (2)                                                          267,310     1,272,348       17,429

                                                                    ------------  ------------  -----------
       Total investment income                                           267,310     1,272,348       21,231

                                                                    ------------  ------------  -----------
Expenses
   Investment advisory fee (Note 3)                                       34,302       144,682       80,258
   Distribution fee - Class B                                             21,435        34,289       10,159
   Distribution fee - Class E                                                 --             4           --
   Custody, fund accounting, administration, and transfer
       agent fees                                                         79,996       119,968      146,799
   Organizational expense                                                 29,443        29,443       29,443
   Audit                                                                  12,675         4,408       12,675
   Trustee fees and expenses                                               7,509         6,169        7,509
   Legal                                                                  18,776        21,532       18,776
   Insurance                                                                 736         2,145        1,248
   Shareholder reporting                                                   2,384         7,946        6,357
   Other                                                                      --            --          272

                                                                    ------------  ------------  -----------
       Total expenses                                                    207,256       370,586      313,496
       Less fees waived and expenses reimbursed by the
          adviser                                                       (142,951)     (148,240)    (219,301)

                                                                    ------------  ------------  -----------
   Net expenses                                                           64,305       222,346       94,195

                                                                    ------------  ------------  -----------
   Net investment income (loss)                                          203,005     1,050,002      (72,964)

                                                                    ------------  ------------  -----------
Net Realized and Unrealized Gain (Loss) on Investments,
FuturesContracts, Swap Contracts, Options and Foreign
Currency RelatedTransactions
   Net realized gain (loss) on investments                                 1,484       276,330     (677,657)
   Net realized gain (loss) on futures contracts                              --       721,965           --
   Net realized gain (loss) on swap contracts                                 --          (241)          --
   Net realized gain (loss) on options                                        --       (38,744)          --
   Net realized gain (loss) on foreign currency related
       transactions                                                           --            --           --

                                                                    ------------  ------------  -----------
       Net realized gain (loss) on investments, futures
          contracts, swap contracts, options and foreign
          currency related transactions                                    1,484       959,310     (677,657)

                                                                    ------------  ------------  -----------
   Unrealized appreciation (depreciation) on investments,
       futures contracts, swap contracts, options and
       foreign currency
          Beginning of period                                                 --            --           --
          End of period                                                       --       543,940     (337,626)

                                                                    ------------  ------------  -----------
   Net change in unrealized appreciation (depreciation) on
       investments, futures contracts, swap contracts,
       options and foreign currency                                           --       543,940     (337,626)

                                                                    ------------  ------------  -----------
   Net realized and unrealized gain (loss) on investments,
       futures contracts, swap contracts, options and
       foreign currency related transactions                               1,484     1,503,250   (1,015,283)

                                                                    ------------  ------------  -----------
Net Increase (Decrease) in Net Assets Resulting from
Operations                                                             $ 204,489    $2,553,252  $(1,088,247)
                                                                    ============  ============  ===========

------------------------------------------------------------------------------------------------------------
(1)Dividend income is net of withholding taxes of:                     $      --    $       --  $        81
(2)Interest income includes security lending income of:                $      --    $    1,216  $     1,247

* For the period from 2/12/01 (commencement of operations) through 12/31/01. ** For the period 10/9/01 (commencement of operations) through 12/31/01.

                       See notes to financial statements

Met/Putnam   Met/AIM Small                      SSR Concentrated
 Research     Cap Growth     Met/AIM Mid Cap     International
Portfolio*    Portfolio**   Equity Portfolio**    Portfolio**
-----------  -------------  ------------------  ----------------
$   274,461     $    1,095            $  4,689          $ 11,332
     14,259          4,066               3,983             4,421
-----------  -------------  ------------------  ----------------
    288,720          5,161               8,672            15,753
-----------  -------------  ------------------  ----------------
    167,571         12,236               5,949            10,479
     34,140          3,400               1,983             3,082
         --             --                  --                --
    114,154         15,739               9,584            14,507
     29,443         19,750              19,750            19,750
      4,478         12,098              12,098            13,873
      6,169          1,479               1,479             1,479
     21,392          5,567               5,567             5,707
      2,197             66                  66               189
      7,946            171                 171               604
      1,361            452                 271               458
-----------  -------------  ------------------  ----------------
    388,851         70,958              56,918            70,128
   (176,669)       (53,284)            (47,797)          (53,485)
-----------  -------------  ------------------  ----------------
    212,182         17,674               9,121            16,643
-----------  -------------  ------------------  ----------------
     76,538        (12,513)               (449)             (890)
-----------  -------------  ------------------  ----------------

 (7,621,838)       (23,478)             20,180           (10,481)
         --             --                  --                --
         --             --                  --                --
         --             --                  --                --
        296             --                  --            (2,623)
-----------  -------------  ------------------  ----------------

 (7,621,542)       (23,478)             20,180           (13,104)
-----------  -------------  ------------------  ----------------

         --             --                  --                --
  1,965,142      1,041,901             314,464           509,481
-----------  -------------  ------------------  ----------------

  1,965,142      1,041,901             314,464           509,481
-----------  -------------  ------------------  ----------------

 (5,656,400)     1,018,423             334,644           496,377
-----------  -------------  ------------------  ----------------
$(5,579,862)    $1,005,910            $334,195          $495,487
===========  =============  ==================  ================

-----------------------------------------------------------------
$     2,062     $        8            $     11          $  1,119
$     2,814     $      414            $    150          $     34

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS



                                         J.P. Morgan Small Cap          J.P. Morgan Quality
                                            Stock Portfolio               Bond Portfolio
                                      --------------------------    --------------------------
                                       Year ended Year ended Year ended Year
                                      ended December 31, December 31, December
                                      31, December 31,
                                          2001          2000            2001          2000
                                      ----------------------------  ---------------------------
Increase (Decrease) in Net Assets:
Operations:
   Net investment income (loss)       $    112,985  $    180,703    $  6,826,963  $  5,827,124
   Net realized gain (loss) on
       investments, futures
       contracts and foreign
       currency related
       transactions                     (2,109,019)   11,588,122       3,984,586    (2,346,230)
   Net change in unrealized
       appreciation (depreciation)
       on investments, futures
       contracts and foreign
       currency related
       transactions                     (6,818,311)  (23,543,343)     (2,339,523)    6,440,859
                                      ------------  ------------    ------------  ------------
   Net increase (decrease) in net
       assets resulting from
       operations                       (8,814,345)  (11,774,518)      8,472,026     9,921,753
                                      ------------  ------------    ------------  ------------
Distributions to Shareholders from:
   Net investment income
     Class A                              (143,647)       (1,301)     (5,864,067)   (5,358,301)
     Class B                                  (102)           --         (38,790)           --
     Class E                                    --            --              --            --
   Net realized gains
     Class A                           (11,524,560)   (4,473,735)             --            --
     Class B                                (8,171)           --              --            --
     Class E                                    --            --              --            --
                                      ------------  ------------    ------------  ------------
   Total distributions                 (11,676,480)   (4,475,036)     (5,902,857)   (5,358,301)
                                      ------------  ------------    ------------  ------------
Capital Share Transactions (Notes
4 and 10):
   Proceeds from shares sold
     Class A                               803,015     6,934,060      13,778,037     4,004,460
     Class B                             1,033,668            --       7,572,750            --
     Class E                                    --            --              --            --
   Net asset value of shares
       issued through acquisition
     Class A                                    --            --      24,199,997            --
   Net asset value of shares
       issued through dividend
       reinvestment
     Class A                            11,668,206     4,475,036       5,864,067     5,358,301
     Class B                                 8,273            --          38,790            --
     Class E                                    --            --              --            --
   Cost of shares repurchased
     Class A                           (13,127,536)   (6,527,900)    (13,567,597)  (16,327,262)
     Class B                              (147,678)           --        (368,078)           --
     Class E                                    --            --              --            --
                                      ------------  ------------    ------------  ------------
   Net increase (decrease) in net
       assets from capital share
       transactions                        237,948     4,881,196      37,517,966    (6,964,501)
                                      ------------  ------------    ------------  ------------
Total increase (decrease) in net
assets                                 (20,252,877)  (11,368,358)     40,087,135    (2,401,049)
Net Assets:
   Beginning period                     97,943,273   109,311,631      93,204,020    95,605,069
                                      ------------  ------------    ------------  ------------
   End of period                      $ 77,690,396  $ 97,943,273    $133,291,155  $ 93,204,020
                                      ============  ============    ============  ============
   Net Assets at end of period
       includes undistributed
       (distributions in excess
       of) net investment income      $    112,871  $    143,635    $  7,118,660  $  5,903,674
                                      ============  ============    ============  ============

                       See notes to financial statements

              J.P. Morgan Select                  J.P Morgan
               Equity Portfolio            Enhanced Index Portfolio
          --------------------------  -   --------------------------
           Year ended    Year ended        Year ended    Year ended
          December 31,  December 31,      December 31,  December 31,
              2001          2000              2001          2000
          ----------------------------    ---------------------------
          $    887,928  $    959,582      $  1,362,402  $  1,727,742

           (15,658,764)    3,621,559       (22,792,369)   (4,752,832)

               649,785   (19,795,761)       (6,235,304)  (28,345,880)
          ------------  ------------  -   ------------  ------------
           (14,121,051)  (15,214,620)      (27,665,271)  (31,370,970)
          ------------  ------------  -   ------------  ------------
              (955,461)   (1,210,437)       (1,722,833)   (1,704,999)
                (4,460)           --            (4,350)           --
                    --            --                --            --
            (4,330,596)  (16,230,646)               --   (21,235,976)
               (20,213)           --                --            --
                    --            --                --            --
          ------------  ------------  -   ------------  ------------
            (5,310,730)  (17,441,083)       (1,727,183)  (22,940,975)
          ------------  ------------  -   ------------  ------------
             1,035,709     7,107,993         1,721,648    28,494,620
             5,195,427            --         3,498,965            --
                    --            --                --            --
                    --            --                --            --
             5,286,057    17,441,083         1,722,833    22,940,975
                24,673            --             4,350            --
                    --            --                --            --
           (24,571,624)  (14,191,164)      (25,423,122)  (15,439,439)
               (25,820)           --           (31,895)           --
                    --            --                --            --
          ------------  ------------  -   ------------  ------------
           (13,055,578)   10,357,912       (18,507,221)   35,996,156
          ------------  ------------  -   ------------  ------------
           (32,487,359)  (22,297,791)      (47,899,675)  (18,315,789)
           227,404,158   249,701,949       244,811,359   263,127,148
          ------------  ------------  -   ------------  ------------
          $194,916,799  $227,404,158      $196,911,684  $244,811,359
          ============  ============  =   ============  ============

          $    887,140  $    959,133      $  1,361,593  $  1,726,394
          ============  ============  =   ============  ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS



                                               J.P. Morgan                     Lord Abbett
                                      International Equity Portfolio    Bond Debenture Portfolio
                                      -----------------------------    --------------------------
                                        Year ended      Year ended      Year ended    Year ended
                                       December 31,    December 31,    December 31,  December 31,
                                           2001            2000            2001          2000
                                      -------------------------------  ---------------------------
Increase (Decrease) in Net Assets:
Operations:
   Net investment income (loss)       $    583,490     $    443,522    $ 12,772,190  $ 12,761,813
   Net realized gain (loss) on
       investments and foreign
       currency related
       transactions                    (22,325,893)      11,400,371     (11,855,449)     (888,286)
   Net change in unrealized
       appreciation (depreciation)
       on investments and foreign
       currency related
       transactions                     (1,635,196)     (35,640,762)      5,301,060   (10,394,580)
                                       ------------    ------------    ------------  ------------
   Net increase (decrease) in net
       assets resulting from
       operations                      (23,377,599)     (23,796,869)      6,217,801     1,478,947
                                       ------------    ------------    ------------  ------------
Distributions to Shareholders from:
   Net investment income
     Class A                            (1,224,410)        (585,699)    (12,506,102)  (10,882,595)
     Class B                                (2,709)              --        (256,120)           --
     Class E                                    --               --              --            --
   Net realized gains
     Class A                           (11,619,058)      (8,527,635)             --            --
     Class B                               (25,706)              --              --            --
     Class E                                    --               --              --            --
                                       ------------    ------------    ------------  ------------
   Total distributions                 (12,871,883)      (9,113,334)    (12,762,222)  (10,882,595)
                                       ------------    ------------    ------------  ------------
Capital Share Transactions (Note
4):
   Proceeds from shares sold
     Class A                             7,459,578       14,466,763       6,208,746     3,775,480
     Class B                             1,312,789               --      31,934,579            --
     Class E                                    --               --              --            --
   Net asset value of shares
       issued through dividend
       reinvestment
     Class A                            12,843,469        9,113,334      12,506,102    10,882,595
     Class B                                28,413               --         256,120            --
     Class E                                    --               --              --            --
   Cost of shares repurchased
     Class A                           (20,891,835)     (11,466,275)    (12,965,715)  (20,220,089)
     Class B                              (282,491)              --        (581,913)           --
     Class E                                    --               --              --            --
                                       ------------    ------------    ------------  ------------
   Net increase (decrease) in net
       assets from capital share
       transactions                        469,923       12,113,822      37,357,919    (5,562,014)
                                       ------------    ------------    ------------  ------------
Total increase (decrease) in net
assets                                 (35,779,559)     (20,796,381)     30,813,498   (14,965,662)
Net Assets:
   Beginning period                    117,274,772      138,071,153     155,190,145   170,155,807
                                       ------------    ------------    ------------  ------------
   End of period                      $ 81,495,213     $117,274,772    $186,003,643  $155,190,145
                                       ============    ============    ============  ============
   Net Assets at end of period
       includes undistributed
       (distributions in excess
       of) net investment income      $   (511,759)    $    588,821    $ 12,540,590  $ 12,761,535
                                       ============    ============    ============  ============

                       See notes to financial statements

                   Lord Abbett                    Lord Abbett
             Mid-Cap Value Portfolio      Developing Growth Portfolio
            -------------------------     ---------------------------
             Year ended   Year ended       Year ended     Year ended
            December 31, December 31,     December 31,   December 31,
                2001         2000             2001           2000
            --------------------------    ---------------------------
            $   595,272  $   321,964      $  (261,422)   $  (283,748)

              5,059,863    5,822,793       (1,283,353)    (2,039,823)

                784,329   12,550,409       (1,607,168)    (6,101,498)
            -----------  -----------  -   -----------    -----------
              6,439,464   18,695,166       (3,151,943)    (8,425,069)
            -----------  -----------  -   -----------    -----------
               (311,212)    (115,041)              --             --
                 (9,609)          --               --             --
                     --           --               --             --
             (5,756,445)    (243,686)              --     (2,070,624)
               (177,733)          --               --             --
                     --           --               --             --
            -----------  -----------  -   -----------    -----------
             (6,254,999)    (358,727)              --     (2,070,624)
            -----------  -----------  -   -----------    -----------
             14,801,939   13,031,028        1,757,062     18,299,867
             16,179,348           --        2,434,281             --
                     --           --               --             --
              6,067,658      358,727               --      2,070,624
                187,342           --               --             --
                     --           --               --             --
             (5,203,427)  (1,170,277)      (5,260,907)    (1,036,325)
               (209,138)          --         (104,208)            --
                     --           --               --             --
            -----------  -----------  -   -----------    -----------
             31,823,722   12,219,478       (1,173,772)    19,334,166
            -----------  -----------  -   -----------    -----------
             32,008,187   30,555,917       (4,325,715)     8,838,473
             59,980,037   29,424,120       42,395,586     33,557,113
            -----------  -----------  -   -----------    -----------
            $91,988,224  $59,980,037      $38,069,871    $42,395,586
            ===========  ===========  =   ===========    ===========

            $   594,876  $   320,643      $        --    $        --
            ===========  ===========  =   ===========    ===========

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      Lord Abbett Growth                Lord Abbett
                                                                    Opportunities Portfolio      Growth & Income Portfolio
                                                                    ----------------------- ----------------------------------
                                                                         Period ended          Year ended        Year ended
                                                                      December 31, 2001*    December 31, 2001 December 31, 2000
                                                                    ----------------------- ----------------------------------
Increase (Decrease) in Net Assets:
Operations:
   Net investment income (loss)                                           $  (31,030)        $   12,562,598     $ 11,469,925
   Net realized gain (loss) on investments and foreign currency
       related transactions                                                 (544,440)            93,123,272       (5,439,850)
   Net change in unrealized appreciation (depreciation) on
       investments and foreign currency related transactions                 438,224            (81,722,501)     115,426,869
                                                                          ----------         --------------     ------------
   Net increase (decrease) in net assets resulting from
       operations                                                           (137,246)            23,963,369      121,456,944
                                                                          ----------         --------------     ------------
Distributions to Shareholders from:
   Net investment income
     Class A                                                                      --            (11,375,027)     (10,099,192)
     Class B                                                                      --                (94,323)              --
     Class E                                                                      --                     --               --
   Net realized gains
     Class A                                                                      --                     --      (14,025,467)
     Class B                                                                      --                     --               --
     Class E                                                                      --                     --               --
                                                                          ----------         --------------     ------------
   Total distributions                                                            --            (11,469,350)     (24,124,659)
                                                                          ----------         --------------     ------------
Capital Share Transactions (Notes 4 and 10)
   Proceeds from shares sold
     Class A                                                                 921,657             25,105,875        7,122,136
     Class B                                                               8,624,420             95,188,310               --
     Class E                                                                      --                     --               --
   Net asset value of shares issued through acquisitions
     Class A                                                                      --            338,019,377               --
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                      --             11,375,027       24,124,659
     Class B                                                                      --                 94,323               --
     Class E                                                                      --                     --               --
   Cost of shares repurchased
     Class A                                                                 (58,618)          (122,589,606)     (70,987,011)
     Class B                                                                 (54,064)               (65,161)              --
     Class E                                                                      --                     --               --
                                                                          ----------         --------------     ------------
   Net increase (decrease) in net assets from capital share
       transactions                                                        9,433,395            347,128,145      (39,740,216)
                                                                          ----------         --------------     ------------
Total increase (decrease) in net assets                                    9,296,149            359,622,164       57,592,069
Net Assets:
   Beginning period                                                               --            944,580,427      886,988,358
                                                                          ----------         --------------     ------------
   End of period                                                          $9,296,149         $1,304,202,591     $944,580,427
                                                                          ==========         ==============     ============
   Net Assets at end of period includes
       undistributed (distributions in excess of) net investment
       income                                                             $       --         $   12,560,233     $ 11,466,985
                                                                          ==========         ==============     ============

* For the period from 2/12/01 (commencement of operations) through 12/31/01.

                       See notes to financial statements

                          Janus Aggressive MFS Mid Cap
                      Growth Portfolio   Growth Portfolio
                     ------------------ ------------------
                        Period ended       Period ended
                     December 31, 2001* December 31, 2001*
                     ------------------ ------------------
                        $    (7,316)       $   (56,387)
                         (1,875,453)            83,992
                            721,113            106,436
                        -----------        -----------
                         (1,161,656)           134,041
                        -----------        -----------
                                 --                 --
                                 --                 --
                                 --                 --
                                 --                 --
                                 --                 --
                                 --                 --
                        -----------        -----------
                                 --                 --
                        -----------        -----------
                         16,411,942         14,187,690
                                 --         24,164,104
                                 --             26,834
                                 --                 --
                                 --                 --
                                 --                 --
                                 --                 --
                            (35,098)          (912,483)
                                 --           (624,044)
                                 --                 --
                        -----------        -----------
                         16,376,844         36,842,101
                        -----------        -----------
                         15,215,188         36,976,142
                                 --                 --
                        -----------        -----------
                        $15,215,188        $36,976,142
                        ===========        ===========
                        $       410        $     1,552
                        ===========        ===========

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                            MFS               Oppenheimer
                                                                                   Research International Capital Appreciation
                                                                                         Portfolio             Portfolio
                                                                                   ---------------------- --------------------
                                                                                        Period ended          Period ended
                                                                                     December 31, 2001*    December 31, 2001*
                                                                                   ---------------------- --------------------
Increase (Decrease) in Net Assets:
Operations:
   Net investment income (loss)                                                         $     7,224           $     3,166
   Net realized gain (loss) on investments, futures contracts, swap contracts,
       options and foreign currency related transactions                                 (1,333,086)             (275,965)
   Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap contracts, options and foreign currency related
       transactions                                                                         378,648              (112,622)
                                                                                        -----------           -----------
   Net increase(decrease) in net assets resulting from operations                          (947,214)             (385,421)
                                                                                        -----------           -----------
Distributions to Shareholders from:
   Net investment income
     Class A                                                                                 (7,666)                   --
     Class B                                                                                (10,475)               (9,434)
     Class E                                                                                    (27)                   --
   Net realized gains
     Class A                                                                                     --                    --
     Class B                                                                                     --                    --
     Class E                                                                                     --                    --
                                                                                        -----------           -----------
   Total distributions                                                                      (18,168)               (9,434)
                                                                                        -----------           -----------
Capital Share Transactions (Notes 4 and 10):
   Proceeds from shares sold
     Class A                                                                              7,654,971                    --
     Class B                                                                             17,459,026            27,577,952
     Class E                                                                                 15,669                    --
   Net asset value of shares issued through acquisitions
     Class A                                                                                     --                    --
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                                  7,666                    --
     Class B                                                                                 10,475                 9,434
     Class E                                                                                     27                    --
   Cost of shares repurchased
     Class A                                                                             (3,836,249)                   --
     Class B                                                                             (1,870,608)             (250,882)
     Class E                                                                                     --                    --
                                                                                        -----------           -----------
   Net increase (decrease) in net assets from capital share transactions                 19,440,977            27,336,504
                                                                                        -----------           -----------
Total increase (decrease) in net assets                                                  18,475,595            26,941,649
Net Assets:
   Beginning period                                                                              --                    --
                                                                                        -----------           -----------
   End of period                                                                        $18,475,595           $26,941,649
                                                                                        ===========           ===========
   Net Assets at end of period includes undistributed (distributions in excess
       of) net investment income                                                        $    (6,035)          $     1,834
                                                                                        ===========           ===========

* For the period from 2/12/01 (commencement of operations) through 12/31/01.

                       See notes to financial statements

                           PIMCO              PIMCO
                        Money Market       Total Return
                         Portfolio          Portfolio
                     ------------------ ------------------
                        Period ended       Period ended
                     December 31, 2001* December 31, 2001*
                     ------------------ ------------------
                        $   203,005        $  1,050,002
                              1,484             959,310
                                 --             543,940
                        -----------        ------------
                            204,489           2,553,252
                        -----------        ------------
                                 --            (696,698)
                           (211,493)           (584,919)
                                 --                (293)
                                 --            (420,491)
                               (554)           (418,935)
                                 --                (118)
                        -----------        ------------
                           (212,047)         (2,121,454)
                        -----------        ------------
                         26,558,306          32,446,264
                                 --          51,875,929
                                 --              87,564
                                 --          28,688,977
                                 --           1,117,189
                                 --           1,003,854
                                 --                 411
                                 --          (3,812,656)
                                 --          (6,496,799)
                                 --                  --
                        -----------        ------------
                         26,558,306         104,910,733
                        -----------        ------------
                         26,550,748         105,342,531
                                 --                  --
                        -----------        ------------
                        $26,550,748        $105,342,531
                        ===========        ============
                        $    (8,488)       $    (65,107)
                        ===========        ============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS



                                                           PIMCO Innovation        Met/Putnam
                                                              Portfolio        Research Portfolio
                                                          -------------------  ------------------
                                                             Period ended         Period ended
                                                          December 31, 2001*   December 31, 2001*
                                                          -------------------  ------------------
Increase (Decrease) in Net Assets:
Operations:
   Net investment income (loss)                              $    (72,964)        $    76,538
   Net realized gain (loss) on investments                       (677,657)         (7,621,542)
   Net change in unrealized appreciation
       (depreciation) on investments                             (337,626)          1,965,142
                                                             ------------         -----------
   Net increase (decrease) in net assets resulting
       from operations                                         (1,088,247)         (5,579,862)
                                                             ------------         -----------
Distributions to Shareholders from:
   Net investment income
     Class A                                                           --             (24,304)
     Class B                                                           --             (74,716)
     Class E                                                           --                  --
                                                             ------------         -----------
   Total distributions                                                 --             (99,020)
                                                             ------------         -----------
Capital Share Transactions (Notes 4 and 10):
   Proceeds from shares sold
     Class A                                                   29,390,300             360,467
     Class B                                                   11,473,025          25,478,147
     Class E                                                       10,000                  --
   Net asset value of shares issued through
       acquisitions
     Class A                                                           --          39,356,530
     Class B                                                           --                  --
     Class E                                                           --                  --
   Net asset value of shares issued through dividend
       reinvestment
     Class A                                                           --              24,304
     Class B                                                           --              74,716
     Class E                                                           --                  --
   Cost of shares repurchased
     Class A                                                  (13,631,619)         (1,254,576)
     Class B                                                     (501,106)           (164,401)
     Class E                                                           --                  --
                                                             ------------         -----------
   Net increase (decrease) in net assets from capital
       share transactions                                      26,740,600          63,875,187
                                                             ------------         -----------
Total increase in net assets                                   25,652,353          58,196,305
Net Assets:
   Beginning period                                                    --                  --
                                                             ------------         -----------
   End of period                                             $ 25,652,353         $58,196,305
                                                             ============         ===========
   Net Assets at end of period includes undistributed
       (distributions in excess of) net investment
       income                                                $         --         $     9,063
                                                             ============         ===========

* For the period from 2/12/01 (commencement of operations) through 12/31/01. ** For the period from 10/9/01 (commencement of operations) through 12/31/01.

                       See notes to financial statements

                    Met/AIM Small Cap      Met/AIM Mid Cap
                    Growth Portfolio      Equity Portfolio
                   --------------------  -------------------
                      Period ended          Period ended
                   December 31, 2001**   December 31, 2001**
                   --------------------  -------------------
                       $  (12,513)           $     (449)
                          (23,478)               20,180
                        1,041,901               314,464
                       ----------            ----------
                        1,005,910               334,195
                       ----------            ----------
                               --                (2,475)
                               --                    --
                               --                    --
                       ----------            ----------
                               --                (2,475)
                       ----------            ----------
                        6,653,971             4,199,462
                               --                    --
                               --                    --
                               --                    --
                               --                    --
                               --                    --
                               --                 2,475
                               --                    --
                               --                    --
                          (25,672)                 (650)
                               --                    --
                               --                    --
                       ----------            ----------
                        6,628,299             4,201,287
                       ----------            ----------
                        7,634,209             4,533,007
                               --                    --
                       ----------            ----------
                       $7,634,209            $4,533,007
                       ==========            ==========
                       $      264            $    1,617
                       ==========            ==========

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                             SSR
                                                                                        Concentrated
                                                                                   International Portfolio
                                                                                   -----------------------
                                                                                        Period ended
                                                                                     December 31, 2001**
                                                                                   -----------------------
Increase (Decrease) in Net Assets:
Operations:
   Net investment income (loss)                                                          $      (890)
   Net realized gain (loss) on investments and foreign currency related
       transactions                                                                          (13,104)
   Net change in unrealized appreciation (depreciation) on investments and
       foreign currency related transactions                                                 509,481
                                                                                         -----------
   Net increase(decrease) in net assets resulting from operations                            495,487

                                                                                         -----------
Distributions to Shareholders from:
   Net investment income
     Class A                                                                                  (4,567)
     Class B                                                                                      --
     Class E                                                                                      --
   Net realized gains
     Class A                                                                                 (62,731)
     Class B                                                                                      --
     Class E                                                                                      --
                                                                                         -----------
   Total distributions                                                                       (67,298)
                                                                                         -----------
Capital Share Transactions (Note 4):
   Proceeds from shares sold
     Class A                                                                               6,618,860
     Class B                                                                                      --
     Class E                                                                                      --
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                                  67,298
     Class B                                                                                      --
     Class E                                                                                      --
   Cost of shares repurchased
     Class A                                                                              (1,363,935)
     Class B                                                                                      --
     Class E                                                                                      --
                                                                                         -----------
   Net increase (decrease) in net assets from capital share transactions                   5,322,223
                                                                                         -----------
Total increase (decrease) in net assets 5,750,412 Net Assets:
     Beginning period                                                                             --
                                                                                         -----------
     End of period                                                                       $ 5,750,412
                                                                                         ===========
     Net Assets at end of period includes undistributed (distributions in
       excess of) net investment income                                                  $     1,645
                                                                                         ===========

** For the period from 10/9/01 (commencement of operations) through 12/31/01.

                       See notes to financial statements

J.P. MORGAN SMALL CAP STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

For a share held throughout the periods indicated

Class A


                                         Year ended Year ended Year ended Year
                                    ended Year ended December 31, 2001(a)
                                    December 31, 2000 December 31, 1999 December
                                    31, 1998 December 31, 1997
                                    --------------------------------------------------------------------------------------------

Net Asset Value, beginning of
period                                     $14.82             $ 17.27           $11.98            $13.11            $10.92
                                           ------             -------           ------            ------            ------
     Income from investment
        operations
        Net investment income                0.02                0.02             0.01              0.05              0.06
        Net realized and
          unrealized gains
          (losses)                          (1.22)              (1.78)            5.31             (0.72)             2.22
                                           ------             -------           ------            ------            ------
     Total from investment
        operations                          (1.20)              (1.76)            5.32             (0.67)             2.28
                                           ------             -------           ------            ------            ------
     Distributions
        Dividends from net
          investment income                 (0.02)                 --+           (0.03)            (0.02)            (0.05)
        Distributions from
          net realized gains                (1.86)              (0.69)              --             (0.44)            (0.04)
                                           ------             -------           ------            ------            ------
     Total distributions                    (1.88)              (0.69)           (0.03)            (0.46)            (0.09)
                                           ------             -------           ------            ------            ------
Net Asset Value, end of period             $11.74             $ 14.82           $17.27            $11.98            $13.11
                                           ------             -------           ------            ------            ------
Total Return                                (8.42)%            (10.55)%          44.56%            (5.40)%           20.89%
                                           ------             -------           ------            ------            ------
Ratios/Supplemental Data
   Net Assets, end of period
     (In millions)                         $ 76.8             $  97.9           $109.3            $ 78.2            $ 59.8

   Ratios to Average Net
     Assets (1):
     Expenses                                1.09%              1.03 %           1.05 %            0.95 %            0.95 %
     Net investment income                   0.14%              0.17 %           0.11 %            0.45 %            0.56 %

   Portfolio turnover rate                  79.90%              107.1%           123.5%            62.4 %            79.1 %
(1)If certain expenses had
   not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
   Ratio of Operating
   Expenses to Average Net
   Assets:                                    N/A                 N/A            1.09 %            1.12 %            1.39 %
   Ratio of Net Investment
   Income (Loss) to Average
   Net Assets:                                N/A                 N/A            0.07 %            0.28 %            0.12 %

+  Rounds to less than $0.005 per share
N/A Not Applicable
(a) Net investment income per share was calculated using average shares outstanding.

Class B

                                               For the period from April 3, 2001
                                                 (commencement of operations)
                                                    to December 31, 2001(a)
                                               ---------------------------------

Net Asset Value, beginning of period                        $12.25
                                                            ------
     Income from investment operations
        Net investment income                                   --+
        Net realized and unrealized
          gains                                               1.35
                                                            ------
     Total from investment operations                         1.35
                                                            ------
     Distributions
        Dividends from investment income                     (0.02)
        Distributions from net realized
          gains                                              (1.86)
                                                            ------
     Total distributions                                     (1.88)
                                                            ------
Net Asset Value, end of period                              $11.72
                                                            ------
Total Return                                                 10.61%*
                                                            ------
Ratios/Supplemental Data:
   Net Assets, end of period (In
     millions)                                              $  0.9

   Ratios to Average Net Assets
     Expenses                                                 1.40%**
     Net investment income                                   (0.10)%**

   Portfolio turnover rate                                   79.90%

*  Non-annualized
** Annualized
+  Rounds to less than $0.005 per share
(a) Net investment income per share was calculated using average shares outstanding.

                       See notes to financial statements

J.P. MORGAN QUALITY BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

For a share held throughout the periods indicated

Class A



                                                   Year ended         Year ended        Year ended        Year ended
                                              December 31, 2001(a) December 31, 2000 December 31, 1999 December 31, 1998
                                              ---------------------------------------------------------------------------

Net Asset Value, beginning of period                $ 11.19             $10.67            $11.02            $10.40
                                                    -------             ------            ------            ------
     Income from investment operations
        Net investment income                          0.64               0.75              0.46              0.49
        Net realized and unrealized
          gains (losses)                               0.13               0.42             (0.63)             0.37
                                                    -------             ------            ------            ------
     Total from investment operations                  0.77               1.17             (0.17)             0.86
                                                    -------             ------            ------            ------
     Distributions
        Dividends from net investment
          income                                      (0.55)             (0.65)            (0.12)            (0.24)
        Distributions from net realized
          gains                                          --                 --             (0.06)               --
                                                    -------             ------            ------            ------
     Total distributions                              (0.55)             (0.65)            (0.18)            (0.24)
                                                    -------             ------            ------            ------
Net Asset Value, end of period                      $ 11.41             $11.19            $10.67            $11.02
                                                    -------             ------            ------            ------
Total Return                                          7.03 %             11.42%            (1.54)%           8.37 %
                                                    -------             ------            ------            ------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                      $ 126.0             $ 93.2            $ 95.6            $ 45.8

   Ratios to Average Net Assets (1):
     Expenses                                         0.60 %             0.64 %            0.64 %            0.65 %
     Net investment income                            5.59 %             6.33 %            5.67 %            5.59 %

   Portfolio turnover rate                           229.40%             221.9%            369.5%            255.4%
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                0.70 %             0.72 %            0.71 %            0.86 %
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                      5.49 %             6.26 %            5.60 %            5.38 %

                                                 Year ended
                                              December 31, 1997
                                              -----------------

Net Asset Value, beginning of period               $10.08
                                                   ------
     Income from investment operations
        Net investment income                        0.44
        Net realized and unrealized
          gains (losses)                             0.45
                                                   ------
     Total from investment operations                0.89
                                                   ------
     Distributions
        Dividends from net investment
          income                                    (0.53)
        Distributions from net realized
          gains                                     (0.04)
                                                   ------
     Total distributions                            (0.57)
                                                   ------
Net Asset Value, end of period                     $10.40
                                                   ------
Total Return                                        9.06 %
                                                   ------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                     $ 18.6

   Ratios to Average Net Assets (1):
     Expenses                                       0.65 %
     Net investment income                          5.92 %

   Portfolio turnover rate                          163.7%
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                              1.08 %
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                    5.49 %

(a) Net investment income per share was calculated using average shares outstanding.

Class B

                                              For the period from April 3, 2001
                                                (commencement of operations)
                                                   to December 31, 2001(a)
                                              ---------------------------------

Net Asset Value, beginning of period                       $ 11.52
                                                           -------
     Income from investment operations
        Net investment income                                 0.39
        Net realized and unrealized
          losses                                              0.04
                                                           -------
     Total from investment operations                         0.43
                                                           -------
     Distributions
        Dividends from net investment
          income                                             (0.55)
                                                           -------
     Total distributions                                     (0.55)
                                                           -------
Net Asset Value, end of period                             $ 11.40
                                                           -------
Total Return                                                 3.87 %*
                                                           -------
Ratios/Supplemental Data:
   Net Assets, end of period (In
     millions)                                             $   7.3

   Ratios to Average Net Assets (1):
     Expenses                                                 0.85%**
     Net investment income                                    4.40%**

   Portfolio turnover rate                                  229.40%
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                        0.95%**
   Ratio of Net Investment Income to
   Average Net Assets:                                        4.30%**

*  Non-annualized
** Annualized
(a) Net investment income per share was calculated using average shares outstanding.

                       See notes to financial statements

J.P. MORGAN SELECT EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

For a share held throughout the periods indicated

Class A


                                                   Year ended         Year ended        Year ended        Year ended
                                              December 31, 2001(a) December 31, 2000 December 31, 1999 December 31, 1998
                                              ---------------------------------------------------------------------------

Net Asset Value, beginning of period                 $14.03             $16.11            $16.07            $13.97
                                                     ------             ------            ------            ------
     Income from investment operations
        Net investment income                          0.06               0.06              0.09              0.09
        Net realized and unrealized
          gains (losses)                              (0.89)             (1.00)             1.45              2.98
                                                     ------             ------            ------            ------
     Total from investment operations                 (0.83)             (0.94)             1.52              3.07
                                                     ------             ------            ------            ------
     Distributions
        Dividends from net investment
          income                                      (0.06)             (0.08)            (0.04)            (0.05)
        Distributions from net realized
          gains                                       (0.28)             (1.06)            (1.44)            (0.92)
                                                     ------             ------            ------            ------
     Total distributions                              (0.34)             (1.14)            (1.48)            (0.97)
                                                     ------             ------            ------            ------
Net Asset Value, end of period                       $12.86             $14.03            $16.11            $16.07
                                                     ------             ------            ------            ------
Total Return                                          (6.05)%            (6.18)%            9.71%            22.56%
                                                     ------             ------            ------            ------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                       $189.6             $227.4            $249.7            $197.8

   Ratios to Average Net Assets (1):
     Expenses                                          0.73%              0.75%             0.77%             0.78%
     Net investment income                             0.43%              0.39%             0.55%             0.68%

   Portfolio turnover rate                            79.30%              77.6             133.8%            182.9%
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                  N/A                N/A               N/A              0.86%
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                        N/A                N/A               N/A              0.60%

                                                 Year ended
                                              December 31, 1997
                                              -----------------

Net Asset Value, beginning of period               $10.74
                                                   ------
     Income from investment operations
        Net investment income                        0.08
        Net realized and unrealized
          gains (losses)                             3.30
                                                   ------
     Total from investment operations                3.38
                                                   ------
     Distributions
        Dividends from net investment
          income                                    (0.08)
        Distributions from net realized
          gains                                     (0.07)
                                                   ------
     Total distributions                            (0.15)
                                                   ------
Net Asset Value, end of period                     $13.97
                                                   ------
Total Return                                        31.55%
                                                   ------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                     $106.9

   Ratios to Average Net Assets (1):
     Expenses                                        0.83%
     Net investment income                           0.81%

   Portfolio turnover rate                          134.8%
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                               1.00%
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                     0.64%

N/A Not Applicable
(a) Net investment income per share was calculated using average shares outstanding.

Class B

                                              For the period from April 3, 2001
                                                (commencement of operations)
                                                   to December 31, 2001(a)
                                              ---------------------------------

Net Asset Value, beginning of period                       $12.35
                                                           ------
     Income from investment operations
        Net investment income                                0.03
        Net realized and unrealized
          gains                                              0.79
                                                           ------
     Total from investment operations                        0.82
                                                           ------
     Distributions
        Dividends from net investment
          income                                            (0.06)
        Distributions from net realized
          gains                                             (0.28)
                                                           ------
     Total distributions                                    (0.34)
                                                           ------
Net Asset Value, end of period                             $12.83
                                                           ------
Total Return                                                 6.56%*
                                                           ------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                             $  5.3

   Ratios to Average Net Assets
     Expenses                                                0.98%**
     Net investment income                                   0.28%**

   Portfolio turnover rate                                  79.30%

*  Non-annualized
** Annualized
(a) Net investment income per share was calculated using average shares outstanding.

                       See notes to financial statements

J.P. MORGAN ENHANCED INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

For a share held throughout the periods indicated

Class A


                                                   Year ended         Year ended        Year ended        Year ended
                                              December 31, 2001(a) December 31, 2000 December 31, 1999 December 31, 1998
                                              ---------------------------------------------------------------------------
Net Asset Value, beginning of year                  $ 16.76             $ 20.68           $18.12            $13.85
                                                    -------             -------           ------            ------
     Income from investment operations
        Net investment income                          0.11                0.10             0.11              0.09
        Net realized and unrealized
          gains (losses)                              (2.02)              (2.34)            3.05              4.35
                                                    -------             -------           ------            ------
     Total from investment operations                 (1.91)              (2.24)            3.16              4.45
                                                    -------             -------           ------            ------
     Distributions
        Dividends from net investment
          income                                      (0.12)              (0.13)           (0.03)            (0.04)
        Distributions from net realized
          gains                                          --               (1.17)           (0.57)            (0.14)
        Distributions in excess of net
          realized gains                                 --               (0.38)              --                --
                                                    -------             -------           ------            ------
     Total distributions                              (0.12)              (1.68)           (0.60)            (0.18)
                                                    -------             -------           ------            ------
Net Asset Value, end of year                        $ 14.73             $ 16.76           $20.68            $18.12
                                                    -------             -------           ------            ------
Total Return                                         (11.42)%            (11.55)%          17.64%            32.31%
                                                    -------             -------           ------            ------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                      $ 193.4             $ 244.8           $263.1            $103.8
   Ratios to Average Net Assets (1):
     Expenses                                          0.66%              0.74 %           0.75 %            0.75 %
     Net investment income                            0.63 %              0.65 %           0.75 %            0.77 %
   Portfolio turnover rate                            51.40%              69.8 %           63.2 %            62.4 %
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                0.69 %                N/A            0.76 %            0.94 %
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                      0.60 %                N/A            0.74 %            0.58 %

                                                 Year ended
                                              December 31, 1997
                                              -----------------
Net Asset Value, beginning of year                 $11.11
                                                   ------
     Income from investment operations
        Net investment income                        0.11
        Net realized and unrealized
          gains (losses)                             3.56
                                                   ------
     Total from investment operations                3.67
                                                   ------
     Distributions
        Dividends from net investment
          income                                    (0.11)
        Distributions from net realized
          gains                                     (0.82)
        Distributions in excess of net
          realized gains                               --
                                                   ------
     Total distributions                            (0.93)
                                                   ------
Net Asset Value, end of year                       $13.85
                                                   ------
Total Return                                        33.25%
                                                   ------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                     $ 32.3
   Ratios to Average Net Assets (1):
     Expenses                                       0.75 %
     Net investment income                          0.99 %
   Portfolio turnover rate                          59.5 %
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                              1.08 %
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                    0.66 %

N/A Not Applicable
(a) Net investment income per share was calculated using average shares outstanding.

Class B

                                              For the period from April 3, 2001
                                                (commencement of operations)
                                                   to December 31, 2001(a)
                                              ---------------------------------
Net Asset Value, beginning of year                         $14.64
                                                           ------
     Income from investment operations
        Net investment income                                0.05
        Net realized and unrealized
          gains                                              0.13
                                                           ------
     Total from investment operations                        0.18
                                                           ------
     Distributions
        Dividends from net investment
          income                                            (0.12)
                                                           ------
     Total distributions                                    (0.12)
                                                           ------
Net Asset Value, end of year                               $14.70
                                                           ------
Total Return                                                 1.21%*
                                                           ------
Ratios/Supplemental Data:
   Net Assets, end of period (In
     millions)                                             $  3.5
   Ratios to Average Net Assets (1):
     Expenses                                                0.90%**
     Net investment income                                   0.46%**
   Portfolio turnover rate                                  51.40%
(1)If certain expensed had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                       0.93%**
   Ratio of Net Investment Income to
   Average Net Assets:                                       0.43%**

*  Non-annualized
** Annualized
(a) Net investment income per share was calculated using average shares outstanding.

                       See notes to financial statements

J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

For a share held throughout the periods indicated

Class A


                                                   Year ended         Year ended        Year ended        Year ended
                                              December 31, 2001(a) December 31, 2000 December 31, 1999 December 31, 1998
                                              ---------------------------------------------------------------------------

Net Asset Value, beginning of period                $ 12.61             $ 16.23           $12.86            $11.47
                                                    -------             -------           ------            ------
     Income from investment operations
        Net investment income                          0.06                0.05             0.08              0.12
        Net realized and unrealized
          gains (losses)                              (2.54)              (2.64)            3.54              1.49
                                                    -------             -------           ------            ------
     Total from investment operations                 (2.48)              (2.59)            3.62              1.61
                                                    -------             -------           ------            ------
     Distributions
        Dividends from net investment
          income                                      (0.14)              (0.07)           (0.07)            (0.22)
        Distributions from net realized
          gains                                       (1.31)              (0.96)           (0.18)               --+
                                                    -------             -------           ------            ------
     Total distributions                              (1.45)              (1.03)           (0.25)            (0.22)
                                                    -------             -------           ------            ------
Net Asset Value, end of period                      $  8.68             $ 12.61           $16.23            $12.86
                                                    -------             -------           ------            ------
Total Return                                         (20.34)%            (16.76)%          28.52%            14.07%
                                                    -------             -------           ------            ------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                      $  80.5             $ 117.3           $138.1            $104.5

   Ratios to Average Net Assets (1):
     Expenses                                          1.06%               1.16%            1.10%             0.91%
     Net investment income                             0.62%               0.34%            0.62%             0.97%

   Portfolio turnover rate                            88.30%              101.0%            82.8%             74.0%
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                 1.17%                N/A             1.15%             1.09%
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                       0.51%                N/A             0.57%             0.79%

                                                 Year ended
                                              December 31, 1997
                                              -----------------

Net Asset Value, beginning of period               $10.96
                                                   ------
     Income from investment operations
        Net investment income                        0.12
        Net realized and unrealized
          gains (losses)                             0.54
                                                   ------
     Total from investment operations                0.66
                                                   ------
     Distributions
        Dividends from net investment
          income                                    (0.14)
        Distributions from net realized
          gains                                     (0.01)
                                                   ------
     Total distributions                            (0.15)
                                                   ------
Net Asset Value, end of period                     $11.47
                                                   ------
Total Return                                         5.96%
                                                   ------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                     $ 68.8

   Ratios to Average Net Assets (1):
     Expenses                                        0.95%
     Net investment income                           1.35%

   Portfolio turnover rate                           74.1%
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                               1.53%
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                     0.77%

N/A Not Applicable
+  Rounds to less than $0.005 per share
(a) Net investment income per share was calculated using average shares outstanding.

Class B

                                              For the period from April 3, 2001
                                                (commencement of operations)
                                                   to December 31, 2001(a)
                                              ---------------------------------

Net Asset Value, beginning of period                       $10.72
                                                           ------
     Income from investment operations
        Net investment loss                                 (0.02)
        Net realized and unrealized
          losses                                            (0.59)
                                                           ------
     Total from investment operations                       (0.61)
                                                           ------
     Distributions
        Dividends from net investment
          income                                            (0.14)
        Distributions in excess of net
          realized gains                                    (1.31)
                                                           ------
     Total distributions                                    (1.45)
                                                           ------
Net Asset Value, end of period                             $ 8.66
                                                           ------
Total Return                                                (6.49)%*
                                                           ------
Ratios/Supplemental Data:
   Net Assets, end of period (In
     millions)                                             $  1.0

   Ratios to Average Net Assets (1):
     Expenses                                                1.30%**
     Net investment loss                                    (0.34)%**

   Portfolio turnover rate                                  88.30%
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                       1.41%**
   Ratio of Net Investment Income to
   Average Net Assets:                                      (0.45)%**

*  Non-annualized
** Annualized
(a) Net investment income per share was calculated using average shares outstanding.

                       See notes to financial statements

LORD ABBETT BOND DEBENTURE PORTFOLIO

FINANCIAL HIGHLIGHTS

For a share held throughout the periods indicated

Class A


                                                   Year ended         Year ended        Year ended        Year ended
                                              December 31, 2001(a) December 31, 2000 December 31, 1999 December 31, 1998
                                              ---------------------------------------------------------------------------
Net Asset Value, beginning of period                 $11.75             $12.48            $12.38            $12.11
     Income from investment operations
        Net investment income                          0.90               1.00              0.71              0.68
        Net realized and unrealized
          gains (losses)                              (0.48)             (0.90)            (0.29)             0.08
                                                     ------             ------            ------            ------
     Total from investment operations                  0.42               0.10              0.42              0.76
                                                     ------             ------            ------            ------
     Distributions
        Dividends from net investment
          income                                      (0.95)             (0.83)            (0.24)            (0.35)
        Distributions from net realized
          gains                                          --                 --             (0.08)            (0.14)
                                                     ------             ------            ------            ------
     Total distributions                              (0.95)             (0.83)            (0.32)            (0.49)
                                                     ------             ------            ------            ------
Net Asset Value, end of period                       $11.22             $11.75            $12.48            $12.38
                                                     ------             ------            ------            ------
Total Return                                          3.76 %             0.87 %            3.40 %            6.26 %
                                                     ------             ------            ------            ------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                       $154.2             $155.2            $170.2            $120.0
   Ratios to Average Net Assets (1):
     Expenses                                         0.72 %             0.85 %            0.85 %            0.85 %
     Net investment income                            7.76 %             7.78 %            6.74 %            6.58 %
   Portfolio turnover rate                            66.20%             64.9 %            46.7 %            84.7 %
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                0.75 %             0.86 %            0.86 %            0.93 %
   Ratio of Net Investment Income to
   Average Net Assets:                                7.72 %             7.77 %            6.73 %            6.50 %

                                                 Year ended
                                              December 31, 1997
                                              -----------------
Net Asset Value, beginning of period               $10.97
     Income from investment operations
        Net investment income                        0.54
        Net realized and unrealized
          gains (losses)                             1.15
                                                   ------
     Total from investment operations                1.69
                                                   ------
     Distributions
        Dividends from net investment
          income                                    (0.55)
        Distributions from net realized
          gains                                        --
                                                   ------
     Total distributions                            (0.55)
                                                   ------
Net Asset Value, end of period                     $12.11
                                                   ------
Total Return                                        15.63%
                                                   ------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                     $ 55.4
   Ratios to Average Net Assets (1):
     Expenses                                       0.85 %
     Net investment income                          6.68 %
   Portfolio turnover rate                          100.3%
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                              1.07 %
   Ratio of Net Investment Income to
   Average Net Assets:                              6.46 %

(a) Net investment income per share was calculated using average shares outstanding.

Class B

                                              For the period from March 22, 2001
                                                 (commencement of operations)
                                                   to December 31, 2001(a)
                                              ----------------------------------
Net Asset Value, beginning of period                        $12.03
                                                            ------
     Income from investment operations
        Net investment income                                 0.64
        Net realized and unrealized
          losses                                             (0.52)
                                                            ------
     Total from investment operations                         0.12
                                                            ------
     Distributions
        Dividends from net investment
          income                                             (0.95)
                                                            ------
     Total distributions                                     (0.95)
                                                            ------
Net Asset Value, end of period                              $11.20
                                                            ------
Total Return                                                  1.17%*
                                                            ------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                              $ 31.8
   Ratios to Average Net Assets (1):
     Expenses                                                 0.95%**
     Net investment income                                    7.38%**
   Portfolio turnover rate                                   66.20%
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                        0.98%**
   Ratio of Net Investment Income to
   Average Net Assets:                                        7.35%**

*  Non-annualized
** Annualized
(a) Net investment income per share was calculated using average shares outstanding.

                       See notes to financial statements

LORD ABBETT MID-CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

For a share held throughout the periods indicated

Class A



                                                   Year ended         Year ended        Year ended        Year ended
                                              December 31, 2001(a) December 31, 2000 December 31, 1999 December 31, 1998
                                              ---------------------------------------------------------------------------

Net Asset Value, beginning of year                   $16.92             $11.17            $10.58            $10.48
                                                     ------             ------            ------            ------
     Income from investment operations
        Net investment income                          0.14               0.08              0.04              0.03
        Net realized and unrealized
          gains (losses)                               1.14               5.79              0.56              0.09
                                                     ------             ------            ------            ------
     Total from investment operations                  1.28               5.87              0.60              0.12
                                                     ------             ------            ------            ------
     Distributions
        Dividends from net investment
          income                                      (0.08)             (0.04)            (0.01)            (0.02)
        Distributions from net realized
          gains                                       (1.48)             (0.08)               --                --
                                                     ------             ------            ------            ------
     Total distributions                              (1.56)             (0.12)            (0.01)            (0.02)
                                                     ------             ------            ------            ------
Net Asset Value, end of year                         $16.64             $16.92            $11.17            $10.58
                                                     ------             ------            ------            ------
Total Return                                           8.10%             52.87%             5.71%             1.11%
                                                     ------             ------            ------            ------
Ratios/Supplemental Data
   Net Assets, end of year (In millions)             $ 75.1             $ 60.0            $ 29.4            $ 18.3

   Ratios to Average Net Assets (1):
     Expenses                                          0.92%              1.26%             1.25%             1.10%
     Net investment income                             0.86%              0.79%             0.50%             0.44%

   Portfolio turnover rate                            40.00%              66.4%             64.3%             41.0%
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                 0.94%               N/A              1.41%             1.68%
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                       0.84%               N/A              0.34%            (0.14)%

                                              For the period from August 20, 1997
                                                 (commencement of operations)
                                                     to December 21, 1997
                                              -----------------------------------

Net Asset Value, beginning of year                          $10.00
                                                            ------
     Income from investment operations
        Net investment income                                 0.01
        Net realized and unrealized
          gains (losses)                                      0.48
                                                            ------
     Total from investment operations                         0.49
                                                            ------
     Distributions
        Dividends from net investment
          income                                             (0.01)
        Distributions from net realized
          gains                                                 --
                                                            ------
     Total distributions                                     (0.01)
                                                            ------
Net Asset Value, end of year                                $10.48
                                                            ------
Total Return                                                  4.90%*
                                                            ------
Ratios/Supplemental Data
   Net Assets, end of year (In millions)                    $  2.2

   Ratios to Average Net Assets (1):
     Expenses                                                 1.10%**
     Net investment income                                    0.97%**

   Portfolio turnover rate                                     1.5%*
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                        8.41%**
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                             (6.34)%**

*  Non-annualized
** Annualized
(a) Net investment income per share was calculated using average shares outstanding.
N/A Not Applicable

Class B

                                              For the period from April 3, 2001
                                                (commencement of operations)
                                                   to December 31, 2001(a)
                                              ---------------------------------

Net Asset Value, beginning of period                       $16.41
                                                           ------
     Income from investment operations
        Net investment income                                0.08
        Net realized and unrealized
          gains                                              1.69
                                                           ------
     Total from investment operations                        1.77
                                                           ------
     Distributions
        Distributions from net
          investment income                                 (0.08)
        Distributions in excess of net
          investment income                                 (1.48)
                                                           ------
     Total distributions                                    (1.56)
                                                           ------
Net Asset Value, end of period                             $16.62
                                                           ------
Total Return                                                11.33%*
                                                           ------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                             $ 16.9

   Ratios to Average Net Assets
     Expenses                                                1.15%**
     Net investment income                                   0.68%**

   Portfolio turnover rate                                  40.00%
(1)If certain expenses had not been
   reimbursed by the Adviser total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                       1.17%*
   Ratio of Net Expenses Income to
   Average Net Assets:                                       0.66%*

*  Non-annualized
** Annualized
(a) Net investment income per share was calculated using average shares outstanding.

                       See notes to financial statements

LORD ABBETT DEVELOPING GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

For a share held throughout the periods indicated

Class A



                                                   Year ended         Year ended        Year ended        Year ended
                                              December 31, 2001(a) December 31, 2000 December 31, 1999 December 31, 1998
                                              ---------------------------------------------------------------------------

Net Asset Value, beginning of year                   $11.44             $ 14.88           $11.24            $10.55
                                                     ------             -------           ------            ------
     Income from investment operations
        Net investment income (loss)                  (0.08)              (0.08)           (0.07)            (0.03)
        Net realized and unrealized
          gains (losses)                              (0.70)              (2.69)            3.71              0.72
                                                     ------             -------           ------            ------
     Total from investment operations                 (0.78)              (2.77)            3.64              0.69
                                                     ------             -------           ------            ------
     Distributions
        Dividends from net investment
          income                                         --                  --               --                --
        Distributions from net realized
          gains                                          --               (0.01)              --                --+
        Distributions in excess of net
          realized gains                                 --               (0.66)              --                --
                                                     ------             -------           ------            ------
     Total distributions                                 --               (0.67)              --                --
                                                     ------             -------           ------            ------
Net Asset Value, end of year                         $10.66             $ 11.44           $14.88            $11.24
                                                     ------             -------           ------            ------
Total Return                                          (6.82)%*           (18.87)%          32.47%             6.60%
                                                     ------             -------           ------            ------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                       $ 35.5             $  42.4           $ 33.6            $ 15.9

   Ratios to Average Net Assets (1):
     Expenses                                          0.98%               1.20%           1.15 %            1.00 %
     Net investment income (loss)                     (0.70)%             (0.71)%          (0.73)%           (0.47)%

   Portfolio turnover rate                            48.70%               42.5%            53.2%             18.7%
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                 1.21%               1.24%            1.34%             1.70%
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                      (0.93)%             (0.75)%          (0.92)%           (1.17)%

                                              For the period from August 20, 1997
                                                 (commencement of operations)
                                                     to December 31, 1997
                                              -----------------------------------

Net Asset Value, beginning of year                          $10.00
                                                            ------
     Income from investment operations
        Net investment income (loss)                            --+
        Net realized and unrealized
          gains (losses)                                      0.55
                                                            ------
     Total from investment operations                         0.55
                                                            ------
     Distributions
        Dividends from net investment
          income                                                --+
        Distributions from net realized
          gains                                                 --
        Distributions in excess of net
          realized gains                                        --
                                                            ------
     Total distributions                                        --
                                                            ------
Net Asset Value, end of year                                $10.55
                                                            ------
Total Return                                                  5.52%*
                                                            ------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                              $  1.7

   Ratios to Average Net Assets (1):
     Expenses                                                 1.00%**
     Net investment income (loss)                             0.18%**

   Portfolio turnover rate                                     9.1%*
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                        9.00%**
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                             (7.82)%**

(a) Net investment income per share calculated using average shares outstanding
*  Non-annualized
** Annualized
 + Rounds to less than $0.005 per share

Class B

                                              For the period from April 3, 2001
                                                (commencement of operations)
                                                   to December 31, 2001(a)
                                              ---------------------------------

Net Asset Value, beginning of period                       $ 9.10
                                                           ------
     Income from investment operations
        Net investment loss                                 (0.07)
        Net realized and unrealized
          gains                                              1.61
                                                           ------
     Total from investment operations                        1.54
                                                           ------
Net Asset Value, end of period                             $10.64
                                                           ------
Total Return                                                16.92%*
                                                           ------
Ratios/Supplemental Data:
   Net Assets, end of period (In
     millions)                                             $  2.5

   Ratios to Average Net Assets (1):
     Expenses                                                1.20%**
     Net investment income (loss)                           (0.94)%**

   Portfolio turnover rate                                  48.70%
(1)If certain expenses had not been
   reimbursed by the Adviser total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                       1.44%**
   Ratio of Net Expenses Income to
   Average Net Assets:                                      (1.17)%**

(a) Net investment income per share calculated using average shares outstanding
*  Non-annualized
** Annualized

                       See notes to financial statements

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class A


                                               For the period from May 1, 2001
                                                (commencement of operations)
                                                   to December 31, 2001(a)
                                               -------------------------------

 Net Asset Value, beginning of period                      $ 9.58
                                                           ------
      Income from investment operations
         Net investment loss                                (0.03)
         Net realized and unrealized
           losses                                           (0.60)
                                                           ------
      Total from investment operations                      (0.63)
                                                           ------
 Net Asset Value, end of period                            $ 8.95
                                                           ------
 Total Return                                               (6.58)%*
                                                           ------
 Ratios/Supplemental Data
    Net Assets, end of period (In
      millions)                                            $  0.9

    Ratios to Average Net Assets (1):
      Expenses                                               0.85%**
      Net investment loss                                   (0.54)%**

    Portfolio turnover rate                                 89.10%*
 (1)If certain expenses had not been
    reimbursed by the Adviser, total
    return would have been lower and the
    ratios would have been as follows:
    Ratio of Operating Expenses to
    Average Net Assets:                                      5.19%**
    Ratio of Net Investment Income
    (Loss) to Average Net Assets:                           (4.88)%**

*  Non-annualized
** Annualized
(a) Net investment income per share was calculated using average shares outstanding

Class B

                                              For the period from February 12, 2001
                                                  (commencement of operations)
                                                     to December 31, 2001(a)
                                              -------------------------------------

Net Asset Value, beginning of period                         $ 10.00
                                                             -------
     Income from investment operations
        Net investment loss                                    (0.06)
        Net realized and unrealized
          losses                                               (1.01)
                                                             -------
     Total from investment operations                          (1.07)
                                                             -------
Net Asset Value, end of period                               $  8.93
                                                             -------
Total Return                                                  (10.70)%*
                                                             -------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                               $   8.4

   Ratios to Average Net Assets (1):
     Expenses                                                   1.10%**
     Net investment loss                                       (0.78)%**

   Portfolio turnover rate                                     89.10%*
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                          5.44%**
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                               (5.12)%**

*  Non-annualized
** Annualized
(a) Net investment income per share was calculated using average shares outstanding

                       See notes to financial statements

LORD ABBETT GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

For a share held throughout the periods indicated

Class A


                                                                                     For the period from January 8, 1999
                                                   Year ended         Year ended        (commencement of operations)
                                              December 31, 2001(a) December 31, 2000        to December 31, 1999
                                              --------------------------------------------------------------------------

Net Asset Value, beginning of period                $  26.82            $24.07                     $21.60
                                                    --------            ------                     ------
     Income from investment operations
        Net investment income                           0.25              0.33                       0.27
        Net realized and unrealized
          gains (losses)                               (1.80)             3.09                       2.20
                                                    --------            ------                     ------
     Total from investment operations                  (1.55)             3.42                       2.47
                                                    --------            ------                     ------
     Distributions
        Dividends from net investment
          income                                       (0.22)            (0.28)                        --
        Distributions from net realized
          gains                                           --             (0.23)                        --
        Distributions in excess of net
          realized gains                                  --             (0.16)                        --
                                                    --------            ------                     ------
     Total distributions                               (0.22)            (0.67)                        --
                                                    --------            ------                     ------
Net Asset Value, end of period                      $  25.05            $26.82                     $24.07
                                                    --------            ------                     ------
Total Return                                           (5.77)%           14.68%                     11.38%*
                                                    --------            ------                     ------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                      $1,205.5            $944.6                     $887.0

   Ratios to Average Net Assets(1):
     Expenses                                           0.64%            0.70 %                      0.70%**
     Net investment income                              1.04%            1.32 %                      1.24%**

   Portfolio turnover rate                            69.70 %            51.7 %                     70.8 %*
(1) If certain expenses had not been
    reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                  0.64%              N/A                        N/A
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                        1.04%              N/A                        N/A

*  Non-annualized
** Annualized
(a) Net investment income per share was calculated using average shares outstanding.
N/A Not Applicable

Class B

                                              For the period from March 22, 2001
                                                 (commencement of operations)
                                                   to December 31, 2001(a)
                                              ----------------------------------

Net Asset Value, beginning of period                        $23.59
                                                            ------
     Income from investment operations
        Net investment income                                 0.13
        Net realized and unrealized
          gains                                               1.51
                                                            ------
     Total from investment operations                         1.64
                                                            ------
     Distributions
        Dividends from net investment
          income                                             (0.22)
                                                            ------
     Total distributions                                     (0.22)
                                                            ------
Net Asset Value, end of period                              $25.01
                                                            ------
Total Return                                                  6.96%*
                                                            ------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                              $ 98.7

   Ratios to Average Net Assets(1):
     Expenses                                                 0.89%**
     Net investment income                                    0.72%**

   Portfolio turnover rate                                   69.70%
(1) If certain expenses had not been
    reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                        0.89%
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                              0.72%

*  Non-annualized
** Annualized
(a) Net investment income per share was calculated using average shares outstanding.

                       See notes to financial statements

JANUS AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class B


                                              For the period from February 12, 2001
                                                  (commencement of operations)
                                                      to December 31, 2001
                                              -------------------------------------

Net Asset Value, beginning of period                         $ 10.00
                                                             -------
     Income from investment operations
        Net investment loss                                       --+
        Net realized and unrealized
          gains (losses)                                       (2.60)
                                                             -------
     Total from investment operations                          (2.60)
                                                             -------
Net Asset Value, end of period                               $  7.40
                                                             -------
Total Return                                                  (26.00)%*
                                                             -------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                               $  15.2

   Ratios to Average Net Assets (1):
     Expenses                                                   1.10%**
     Net investment loss                                       (0.11)%**

   Portfolio turnover rate                                     98.40%*
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                          4.03%**
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                               (3.04)%**

*  Non-annualized
** Annualized
+  Rounds to less than $0.005 per share

                       See notes to financial statements

MFS MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class A



                                               For the period from May 1, 2001
                                                (Commencement of operations)
                                                   to December 31, 2001(a)
                                               -------------------------------
 Net Asset Value, beginning of period                      $  9.76
                                                           -------
      Income from investment operations
         Net investment loss                                 (0.02)
         Net realized and unrealized
           losses                                            (1.37)
                                                           -------
      Total from investment operations                       (1.39)
                                                           -------
 Net Asset Value, end of period                            $  8.37
                                                           -------
 Total Return                                               (14.24)%*
                                                           -------
 Ratios/Supplemental Data
    Net Assets, end of period (In
      millions)                                            $  13.5
    Ratios to Average Net Assets (1):
      Expenses                                                0.80%**
      Net investment loss                                    (0.35)%**
    Portfolio turnover rate                                  86.30%*
 (1)If certain expenses had not been
    reimbursed by the Adviser, total
    return would have been lower and the
    ratios would have been as follows:
    Ratio of Operating Expenses to
    Average Net Assets:                                       2.35%**
    Ratio of Net Investment Income
    (Loss) to Average Net Assets:                            (1.89)%**

*  Non-Annualized
** Annualized
(a) Net investment income per share was calculated using average shares outstanding.
Class B

                                              For the period from February 12, 2001
                                                  (Commencement of operations)
                                                     to December 31, 2001(a)
                                              -------------------------------------
Net Asset Value, beginning of period                         $ 10.00
                                                             -------
     Income from investment operations
        Net investment loss                                    (0.04)
        Net realized and unrealized
          losses                                               (1.62)
                                                             -------
     Total from investment operations                          (1.66)
                                                             -------
Net Asset Value, end of period                               $  8.34
                                                             -------
Total Return                                                  (16.60)%*
                                                             -------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                               $  23.4
   Ratios to Average Net Assets (1):
     Expenses                                                   1.05%**
     Net investment loss                                       (0.53)%**
   Portfolio turnover rate                                     86.30%*
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                          2.60%**
   Ratio of Net Investment Income to
   Average Net Assets:                                         (2.08)%**

*  Non-annualized
** Annualized
(a) Net investment income per share was calculated using average shares outstanding.

                       See notes to financial statements

MFS MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class E


                                              For the period from October 31, 2001
                                                  (Commencement of operations)
                                                    to December 31, 2001(a)
                                              ------------------------------------

Net Asset Value, beginning of period                         $ 7.42
                                                             ------
     Income from investment operations
        Net investment loss                                   (0.01)
        Net realized and unrealized
          gains                                                0.95
                                                             ------
     Total from investment operations                          0.94
                                                             ------
Net Asset Value, end of period                               $ 8.36
                                                             ------
Total Return                                                  12.67%*
                                                             ------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                               $   --

   Ratios to Average Net Assets (1):
     Expenses                                                  0.95%**
     Net investment loss                                      (0.70)%**

   Portfolio turnover rate                                    86.30%*
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operationg Expenses to
   Average Net Assets:                                         2.49%**
   Ratio of Net Investment Income to
   Average Net Assets:                                        (2.25)%**

*  Non-annualized
** Annualized
(a) Net investment income per share was calculated using average shares outstanding.

                       See notes to financial statements

MFS RESEARCH INTERNATIONAL PORTFOLIO

FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class A


                                                 For the period from May 1, 2001
                                                (commencement of operations) to
                                                     December 31, 2001(a)
                                               ---------------------------------
Net Asset Value, beginning of period                        $  9.55
                                                            -------
     Income from investment operations
        Net investment loss                                   (0.01)
        Net realized and unrealized loss                      (1.04)
                                                            -------
     Total from investment operations                         (1.05)
                                                            -------
     Distributions
        Dividends from net investment
          income                                              (0.02)
                                                            -------
     Total distributions                                      (0.02)
Net Asset Value, end of period                              $  8.48
                                                            -------
Total Return                                                 (11.04)%*
                                                            -------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                              $   3.7

   Ratios to Average Net Assets (1):
     Expenses                                                  1.00%**
     Net investment loss                                      (0.01)%**

   Portfolio turnover rate                                   133.60%*
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                         5.08%**
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                              (4.08)%**

*  Non-annualized
** Annualized
(a) Net investment income per share was calculated using average shares outstanding.

Class B

                                              For the period from February 12, 2001
                                                 (commencement of operations) to
                                                      December 31, 2001(a)
                                              -------------------------------------
Net Asset Value, beginning of period                         $ 10.00
                                                             -------
     Income from investment operations
        Net investment income                                   0.01
        Net realized and unrealized
          losses                                               (1.52)
                                                             -------
     Total from investment operations                          (1.51)
                                                             -------
     Distributions
        Dividends from net investment
          income                                               (0.01)
                                                             -------
     Total distributions                                       (0.01)
Net Asset Value, end of period                               $  8.48
                                                             -------
Total Return                                                  (15.14)%*
                                                             -------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                               $  14.7

   Ratios to Average Net Assets (1):
     Expenses                                                   1.25%**
     Net investment income                                      0.13%**

   Portfolio turnover rate                                    133.60%*
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                          5.33%**
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                               (3.96)%**

*  Non-annualized
** Annualized
(a) Net investment income per share was calculated using average shares outstanding.

                       See notes to financial statements

MFS RESEARCH INTERNATIONAL PORTFOLIO

FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class E


                                              For the period from October 31, 2001
                                                (commencement of operations) to
                                                      December 31, 2001(a)
                                              ------------------------------------
Net Asset Value, beginning of period                        $  8.15
                                                            -------
     Income from investment operations
        Net investment income                                 (0.01)
        Net realized and unrealized
          gains                                                0.35
                                                            -------
     Total from investment operations                          0.34
                                                            -------
     Distributions
        Dividends from net investment
          income                                              (0.01)
                                                            -------
     Total distributions                                      (0.01)
Net Asset Value, end of period                              $  8.48
                                                            -------
Total Return                                                  4.22 %*
                                                            -------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                              $    --

   Ratios to Average Net Assets (1):
     Expenses                                                  1.15%**
     Net investment income                                    (1.02)%**

   Portfolio turnover rate                                   133.60%*
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operationg Expenses to
   Average Net Assets:                                         5.23%**
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                              (5.09)%**

*  Non-annualized
** Annualized
(a) Net investment income per share was calculated using average shares outstanding.

                       See notes to financial statements

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class B


                                              For the period from February 12, 2001
                                                  (commencement of operations)
                                                     to December 31, 2001(a)
                                              -------------------------------------

Net Asset Value, beginning of period                         $ 10.00
                                                             -------
     Income from investment operations
        Net investment income                                    --+
        Net realized and unrealized
          losses                                               (1.43)
                                                             -------
     Total from investment operations                          (1.43)
                                                             -------
     Distributions
        Dividends from net investment
          income                                                 --+
                                                             -------
     Total Distributions                                          --
                                                             -------
Net Asset Value, end of period                               $  8.57
                                                             -------
Total Return                                                  (14.27)%*
                                                             -------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                               $  26.9

   Ratios to Average Net Assets (1):
     Expenses                                                   1.00%**
     Net investment income                                      0.04%**

   Portfolio turnover rate                                     29.70%*
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                          3.21%**
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                               (2.17)%**

*  Non-annualized
** Annualized
+ Rounds to less than $0.005 per share.
(a) Net investment income per share was calculated using average shares outstanding.

                       See notes to financial statements

PIMCO MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class B


                                              For the period from February 12, 2001
                                                  (commencement of operations)
                                                     to December 31, 2001(a)
                                              -------------------------------------

Net Asset Value, beginning of period                         $ 1.00
                                                             ------
     Income from investment operations
        Net investment income                                  0.03
        Net realized and unrealized
          gains (losses)                                         --+
                                                             ------
     Total from investment operations                          0.03
                                                             ------
     Distributions
        Dividends from net investment
          income                                              (0.03)
                                                             ------
     Total distributions                                      (0.03)
                                                             ------
Net Asset Value, end of period                               $ 1.00
                                                             ------
Total Return                                                   2.82%*
                                                             ------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                               $ 26.5

   Ratios to Average Net Assets (1):
     Expenses                                                  0.75%**
     Net investment income                                     2.37%**

   Portfolio turnover rate                                      N/A
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                         2.42%**
   Ratio of Net Investment Income
   Average Net Assets:                                         0.70%**

*  Non-annualized
** Annualized
N/A Not applicable
+  Rounds to less than $0.005 per share
(a) Net investment income per share was calculated using average shares outstanding.

                       See notes to financial statements

PIMCO TOTAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class A


                                                For the Period from May 1, 2001
                                               (commencement of operations) to
                                                    December 31, 2001(a)
                                              ---------------------------------
Net Asset Value, beginning of period                       $ 10.03
                                                           -------
     Income from investment operations
        Net investment income                                 0.27
        Net realized and unrealized
          gains                                               0.40
                                                           -------
     Total from investment operations                         0.67
                                                           -------
     Distributions
        Dividends from net investment
          income                                             (0.20)
        Distributions from net realized
          gains                                              (0.15)
                                                           -------
     Total distributions                                     (0.35)
                                                           -------
Net Asset Value, end of period                             $ 10.35
                                                           -------
Total Return                                                  6.68%*
                                                           -------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                             $  59.1
   Ratios to Average Net Assets (1):
     Expenses                                                 0.65%**
     Net investment income                                    3.76%**

   Portfolio turnover rate                                  346.00%*
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                        1.15%**
   Ratio of Net Investment Income to
   Average Net Assets:                                        3.26%**

*  Non-annualized
** Annualized
(a) Net investment income per share was calculated using average shares outstanding.

Class B

                                              For the period from February 12, 2001
                                                  (commencement of operations)
                                                     to December 31, 2001(a)
                                              -------------------------------------
Net Asset Value, beginning of period                         $ 10.00
                                                             -------
     Income from investment operations
        Net investment income                                   0.32
        Net realized and unrealized
          gains                                                 0.34
                                                             -------
     Total from investment operations                           0.66
                                                             -------
     Distributions
        Distributions in excess of net
          investment income                                    (0.18)
        Distributions from net realized
          gains                                                (0.15)
                                                             -------
     Total distributions                                       (0.33)
                                                             -------
Net Asset Value, end of period                               $ 10.33
                                                             -------
Total Return                                                    6.68%*
                                                             -------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                               $  46.2
   Ratios to Average Net Assets (1):
     Expenses                                                   0.90%**
     Net investment income                                      3.48%**

   Portfolio turnover rate                                    346.00%*
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Exoenses to
   Average Net Assets:                                          1.40%**
   Ratio of Net Investment Income
   Average Net Assets:                                          2.98%**

*  Non-annualized
** Annualized
(a) Net investment income per share was calculated using average shares outstanding.

                       See notes to financial statements

PIMCO TOTAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class E


                                              For the Period from October 31, 2001
                                                  (commencement of operations)
                                                    to December 31, 2001(a)
                                              ------------------------------------
Net Asset Value, beginning of period                        $ 10.65
                                                            -------
     Income from investment operations
        Net investment income                                  0.07
        Net realized and unrealized
          gains                                               (0.26)
                                                            -------
     Total from investment operations                         (0.19)
                                                            -------
     Distributions
        Dividends from net investment
          income                                              (0.09)
        Distributions from net realized
          gains                                               (0.04)
                                                            -------
     Total distributions                                      (0.13)
                                                            -------
Net Asset Value, end of period                              $ 10.33
                                                            -------
Total Return                                                  (1.81)%*
                                                            -------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                              $   0.1
   Ratios to Average Net Assets (1):
     Expenses                                                  0.80%**
     Net investment income                                     3.71%**
   Portfolio turnover rate                                   346.00%*

(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                         1.30%**
   Ratio of Net Investment Income to
   Average Net Assets:                                         3.21%**

*  Non-annualized
** Annualized
(a) Net investment income per share was calculated using average shares outstanding.

                       See notes to financial statements

PIMCO INNOVATION PORTFOLIO

FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class A


                                               For the period from May 1, 2001
                                                (commencement of operations)
                                                   to December 31, 2001(a)
                                               -------------------------------
 Net Asset Value, beginning of period                      $  8.06
                                                           -------
      Income from investment operations
         Net investment loss                                 (0.04)
         Net realized and unrealized
           losses                                            (1.84)
                                                           -------
      Total from investment operations                       (1.88)
                                                           -------
 Net Asset Value, end of period                            $  6.18
                                                           -------
 Total Return                                               (23.33)%*
                                                           -------
 Ratios/Supplemental Data
    Net Assets, end of period (In
      millions)                                            $  16.1

    Ratios to Average Net Assets (1):
      Expenses                                                1.10%**
      Net investment loss                                    (0.90)%**

    Portfolio turnover rate                                 346.90%*
 (1)If certain expenses had not been
    reimbursed by the Adviser, total
    return would have been lower and the
    ratios would have been as follows:
    Ratio of Operating Expenses to
    Average Net Assets:                                       3.97%**
    Ratio of Net Investment Income
    (Loss) to Average Net Assets:                            (3.76)%**

*  Non-Annualized
** Annualized
(a) Net investment income per share was calculated using average shares outstanding.

Class B

                                              For the period from February 12, 2001
                                                  (commencement of operations)
                                                     to December 31, 2001(a)
                                              -------------------------------------
Net Asset Value, beginning of period                         $ 10.00
                                                             -------
     Income from investment operations
        Net investment loss                                    (0.06)
        Net realized and unrealized
          losses                                               (3.78)
                                                             -------
     Total from investment operations                          (3.84)
                                                             -------
Net Asset Value, end of period                               $  6.16
                                                             -------
Total Return                                                  (38.40)%*
                                                             -------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                               $   9.6
   Ratios to Average Net Assets (1):
     Expenses                                                   1.35%**
     Net investment loss                                       (1.01)%**

   Portfolio turnover rate                                    346.90%*
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                          4.21%**
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                               (3.87)%**

*  Non-Annualized
** Annualized
(a)Net investment loss per share was calculated using average shares outstanding.

                       See notes to financial statements

PIMCO INNOVATION PORTFOLIO

FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class E


                                              For the period from October 31, 2001
                                                  (commencement of operations)
                                                    to December 31, 2001(a)
                                              ------------------------------------
Net Asset Value, beginning of period                        $  5.24
                                                            -------
     Income from investment operations
        Net investment loss                                   (0.01)
        Net realized and unrealized
          gains                                                0.94
                                                            -------
     Total from investment operations                          0.93
Net Asset Value, end of period                              $  6.17
                                                            -------
Total Return                                                  17.75%*
                                                            -------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                              $   0.0
   Ratios to Average Net Assets (1):
     Expenses                                                  1.25%**
     Net investment loss                                      (1.18)%**
   Portfolio turnover rate                                   346.90%*
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                         4.11%**
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                              (4.05)%**

*  Non-Annualized
** Annualized
(a) Net investment loss per share was calculated using average shares outstanding.

                       See notes to financial statements

MET/PUTNAM RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class A


                                              For the period from October 16, 2001
                                                  (commencement of operations)
                                                    to December 31, 2001(a)
                                              ------------------------------------

Net Asset Value, beginning of period                        $  7.59
                                                            -------
     Income from investment operations
        Net investment income                                  0.01
        Net realized and unrealized
          gains                                                0.55
                                                            -------
     Total from investment operations                          0.56
                                                            -------
     Distributions
        Dividends from net investment
          income                                              (0.01)
                                                            -------
     Total distributions                                      (0.01)
                                                            -------
Net Asset Value, end of period                              $  8.14
                                                            -------
Total Return                                                   7.32%*
                                                            -------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                              $  35.5

   Ratios to Average Net Assets (1):
     Expenses                                                  0.85%**
     Net investment income                                     0.43%**

   Portfolio turnover rate                                   128.00%*
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                         1.69%**
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                              (0.41)%**

*  Non-annualized
** Annualized
(a) Net investment income per share was calculated using average shares outstanding.

Class B

                                              For the period from February 12, 2001
                                                  (commencement of operations)
                                                     to December 31, 2001(a)
                                              -------------------------------------

Net Asset Value, beginning of period                         $ 10.00
                                                             -------
     Income from investment operations
        Net investment income                                   0.02
        Net realized and unrealized
          losses                                               (1.86)
                                                             -------
     Total from investment operations                          (1.84)
                                                             -------
     Distributions
        Dividends from net investment
          income                                               (0.03)
                                                             -------
     Total distributions                                       (0.03)
                                                             -------
Net Asset Value, end of period                               $  8.13
                                                             -------
Total Return                                                  (18.33)%*
                                                             -------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                               $  22.7

   Ratios to Average Net Assets (1):
     Expenses                                                   1.10%**
     Net investment income                                      0.33%**

   Portfolio turnover rate                                    128.00%*
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                          1.94%**
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                               (0.51)%**

*  Non-annualized
** Annualized
(a) Net investment income per share was calculated using average shares outstanding.

                       See notes to financial statements

MET/AIM SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class B


                                              For the period from October 9, 2001
                                                 (commencement of operations)
                                                    to December 31, 2001(a)
                                              -----------------------------------

Net Asset Value, beginning of period                        $10.00
                                                            ------
     Income from investment operations
        Net investment loss                                  (0.02)
        Net realized and unrealized
          gains                                               1.91
                                                            ------
     Total from investment operations                         1.89
                                                            ------
Net Asset Value, end of period                              $11.89
                                                            ------
Total Return                                                 18.90%*
                                                            ------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                              $  7.6

   Ratios to Average Net Assets (1):
     Expenses                                                 1.30%**
     Net investment loss                                     (0.92)%**

   Portfolio turnover rate                                    5.10%*
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                        5.22%**
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                             (4.84)%**

*  Non-annualized
** Annualized
(a) Net investment income per share was calculated using average shares outstanding.

                       See notes to financial statements

MET/AIM MID CAP EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class B


                                              For the period from October 9, 2001
                                                 (commencement of operations)
                                                    to December 31, 2001(a)
                                              -----------------------------------

Net Asset Value, beginning of period                        $10.00
                                                            ------
     Income from investment operations
        Net investment loss                                     --+
        Net realized and unrealized
          gains                                               1.03
                                                            ------
     Total from investment operations                         1.03
                                                            ------
     Distributions
        Dividends from net investment
          income                                             (0.01)
                                                            ------
     Total distributions                                     (0.01)
                                                            ------
Net Asset Value, end of period                              $11.02
                                                            ------
Total Return                                                 10.26%*
                                                            ------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                              $  4.5

   Ratios to Average Net Assets (1):
     Expenses                                                 1.15%**
     Net investment loss                                     (0.06)%**

   Portfolio turnover rate                                   18.00%*
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                        7.18%**
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                             (6.09)%**

*  Non-Annualized
** Annualized
+ Rounds to less than $0.005 per share.
(a) Net investment income per share was calculated using average shares outstanding.

                       See notes to financial statements

STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO

FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class B


                                              For the period from October 9, 2001
                                                 (commencement of operations)
                                                    to December 31, 2001(a)
                                              -----------------------------------

Net Asset Value, beginning of period                        $10.00
                                                            ------
     Income from investment operations
        Net investment loss                                  (0.02)
        Net realized and unrealized
          gains                                               0.99
                                                            ------
     Total from investment operations                         0.97
                                                            ------
     Distributions
        Dividends from net investment
          income                                             (0.01)
        Distributions from net realized
          gains                                              (0.12)
                                                            ------
     Total distributions                                     (0.13)
                                                            ------
Net Asset Value, end of period                              $10.84
                                                            ------
Total Return                                                  9.69%*
                                                            ------
Ratios/Supplemental Data
   Net Assets, end of period (In
     millions)                                              $  5.8

   Ratios to Average Net Assets (1):
     Expenses                                                 1.35%**
     Net investment loss                                     (0.07)%**

   Portfolio turnover rate                                   22.50%*
(1)If certain expenses had not been
   reimbursed by the Adviser, total
   return would have been lower and the
   ratios would have been as follows:
   Ratio of Operating Expenses to
   Average Net Assets:                                        5.69%**
   Ratio of Net Investment Income
   (Loss) to Average Net Assets:                             (4.41)%**


*  Non-annualized
** Annualized
(a) Net investment income per share was calculated using average shares outstanding.

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         Notes to Financial Statements
                               December 31, 2001



1. Organization

Met Investors Series Trust (the Trust) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the 1940 Act). The Trust currently offers twenty-one diversified portfolios (each, a "Portfolio" and collectively, the "Portfolios") each of which operates as a distinct investment vehicle of the Trust. As of December 31, 2001, the Portfolios included in the Trust are as follows: J.P. Morgan Small Cap Stock Portfolio (formerly Cova Small Cap Stock Portfolio), J.P. Morgan Quality Bond Portfolio (formerly Cova Quality Bond Portfolio), J.P. Morgan Select Equity Portfolio (formerly Cova Select Equity Portfolio), J.P. Morgan Enhanced Index Portfolio (formerly Cova Large Cap Stock Portfolio), J.P. Morgan International Equity Portfolio (formerly Cova International Equity Portfolio), Lord Abbett Bond Debenture Portfolio (formerly Cova Bond Debenture Portfolio), Lord Abbett Mid-Cap Value Portfolio (formerly Cova Mid-Cap Value Portfolio), Lord Abbett Developing Growth Portfolio (formerly Cova Developing Growth Portfolio), Lord Abbett Growth Opportunities Portfolio, Lord Abbett Growth and Income Portfolio, Janus Aggressive Growth Portfolio, MFS Mid Cap Growth Portfolio, MFS Research International Portfolio, Oppenheimer Capital Appreciation Portfolio, PIMCO Money Market Portfolio, PIMCO Total Return Portfolio, PIMCO Innovation Portfolio, Met/Putnam Research Portfolio, Met/AIM Small-Cap Growth Portfolio, Met/AIM Mid Cap Equity Portfolio and State Street Research Concentrated International Portfolio.

The Trust currently offers three classes of shares: Class A Shares are currently offered by all Portfolios with the exception of the Janus Aggressive Growth Portfolio, the Oppenheimer Capital Appreciation Portfolio, the PIMCO Money Market Portfolio, the Met/AIM Small-Cap Growth Portfolio, the Met/AIM Mid Cap Equity Portfolio and the State Street Research Concentrated International Portfolio. Class B Shares are offered by all Portfolios. Class E Shares are currently offered by the MFS Mid Cap Growth Portfolio, the MFS Research International Portfolio, the PIMCO Total Return Portfolio and the PIMCO Innovation Portfolio. Shares of each Class of the Portfolios represent an equal pro rata interest in the Portfolios and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of each Portfolio and certain Portfolio-level expenses reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective distribution expenses and certain other class-specific expense reductions.

The Trust was established under an Agreement and Declaration of Trust dated as of July 27, 2000. At a special meeting of shareholders held on January 26, 2001, the shareholders of the Cova Series Trust approved the reorganization of the Funds of the Cova Series Trust as Portfolios of the Trust pursuant to an Agreement and Plan of Reorganization between the Trust and Cova Series Trust dated as of December 8, 2000. At a special meeting of shareholders held on January 26, 2001, the shareholders of Security First Trust approved the reorganization of the Series of the Security First Trust as Portfolios of the Trust pursuant to an Agreement and Plan of Reorganization between the Trust and Security First Trust dated as of December 8, 2000.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. Security Valuation - Portfolio securities for which the primary market is on a domestic or foreign exchange or which are traded over-the-counter and quoted on the NASDAQ System will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. In the case of any securities which are not actively trade or are restricted as to resale, reliable market quotations may not be considered to be readily available. These investments are stated at fair value as determined under the direction of the Board of Trustees. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The PIMCO Money Market Portfolio values its investments using amortized cost. With respect to Portfolios other than the PIMCO Money Market Portfolio, foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Trust's Board of Trustees. Futures contracts, swaps and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund.

B. Change in Accounting Policy - Effective January 1, 2001, the Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities using the interest method. Prior to January 1, 2001, the Portfolios did not amortize premiums on securities purchased. The cumulative effect of this accounting change had no impact on the total net

                          MET INVESTORS SERIES TRUST
                         Notes to Financial Statements
                               December 31, 2001

2. Significant Accounting Policies - continued


assets of the Portfolios but resulted in the following reclassifications of the components of net assets as of January 1, 2001, based on securities held by the following Portfolios as of that date:

                                          Net Unrealized    Accumulated
                                          Appreciation/  Undistributed Net
     Portfolio                            (Depreciation) Investment Income
     ---------                            -------------- -----------------

     J.P. Morgan Quality Bond Portfolio       $27,952         $(27,952)

     J.P. Morgan Enhanced Index Portfolio         $20             $(20)

     Lord Abbett Bond Debenture Portfolio    $242,642        $(242,642)

The effect of this change for the J.P. Morgan Quality Bond Portfolio, J.P. Morgan Enhanced Index Portfolio and the Lord Abbett Bond Debenture portfolio for the year ended December 31, 2001, was to decrease net investment income, increase net unrealized appreciation/(depreciation) and increase net realized gain/(loss) by the following reclassifications.

                                     Net Unrealized
                                     Appreciation/         Net               Net
Portfolio                            (Depreciation) Investment Income Realized Gain/Loss
---------                            -------------- ----------------- ------------------

J.P. Morgan Quality Bond Portfolio       $50,146        $(104,789)         $54,643

J.P. Morgan Enhanced Index Portfolio        $302          $(1,262)            $960

Lord Abbett Bond Debenture Portfolio    $183,865        $(214,180)         $30,315

C. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolios may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolios segregate assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made.

D. Investment Income and Expenses - Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded when earned or incurred, respectively. Foreign income and foreign capital gains realized on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Premium and discount on securities purchased are amortized and accreted, respectively, to interest income using the interest method.

E. Federal Income Taxes - The Trust's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, to its shareholders. Accordingly, the Portfolios have not recorded a provision for federal income taxes. In addition, any Portfolios subject to federal excise tax regulations will distribute substantially all of their net investment income and net capital gains, if any, in each calendar year in order to avoid the payment of federal excise taxes.

Distributions from net investment income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. As a result, distributions from net investment income and net realized capital gains may differ from their ultimate characterization for federal income tax purposes due to timing differences. For the J.P. Morgan Enhanced Index Portfolio, J.P. Morgan Quality Bond Portfolio, J.P. Morgan International Equity Portfolio, PIMCO Total Return Portfolio, MFS Mid Cap Growth Portfolio, and MFS Research International Portfolio, net realized gains and losses may differ for financial and tax reporting purposes primarily as a result of timing differences related to open futures at year end.

The Portfolios utilize the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2001, the accumulated capital loss carryforwards and expiration dates by the Portfolios were as follows: J.P. Morgan Small Cap Stock Equity Portfolio: $1,474,004 expiring in 2009, J.P. Morgan Quality Bond Portfolio: $1,400,630 expiring in 2009, J.P. Morgan Select Equity Portfolio: $12,484,300 expiring in 2009, J.P. Morgan International Equity Portfolio: $19,744,541 expiring in 2009, Lord Abbett Bond Debenture Portfolio: $2,276,221 expiring in 2007, $889,407 expiring in 2008 and $9,231,887 expiring in 2009, J.P. Morgan Enhanced Index Portfolio:
$4,533,984 expiring in 2008, $19,505,488 expiring in 2009, Lord Abbett
Developing Growth Portfolio: $1,934,268 expiring in 2008 and $1,332,560 expiring in 2009, PIMCO Total Return Portfolio: $200,707 expiring in 2007 and $2,467 expiring in 2008, PIMCO Innovation Portfolio: $415,292 expiring in 2009, MFS Research International Portfolio: $686,260 expiring in 2009, Met/Putnam Research Portfolio: $7,222,412 expiring in 2009, Lord Abbett Growth Opportunities Portfolio: $467,029 expiring in 2009, Janus Aggressive Growth
Portfolio: $1,582,768 expiring in 2009, Oppenheimer Capital Appreciation
Portfolio: $86,642 expiring in 2009, Met/AIM Small Cap Growth Portfolio:
$20,401 expiring in 2009.

F. Distribution of Income and Gains - Each Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually (except in the case of the PIMCO Money Market Portfolio which declares distributions daily and pays monthly).

                          MET INVESTORS SERIES TRUST
                         Notes to Financial Statements
                               December 31, 2001

2. Significant Accounting Policies - continued



G. Futures Contracts - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities.

Upon entering into a futures contract, the Portfolios, (except for PIMCO Money Market Portfolio which does not enter into futures contracts), are required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract.

Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

H. Options Contracts - A purchased option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Portfolios, except for PIMCO Money Market Portfolio, to provide the return of an index without purchasing all of the securities underlying the index or as a substitute for purchasing or selling specific securities.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less the cost of the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

The premium received for a written option is recorded as a liability. The liability is marked-to-market daily based on the option's quoted market price. When an option expires or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the underlying security purchased.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Portfolio may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. This loss can be greater than premium received. In addition, the Portfolio could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

I. Forward Foreign Currency Contracts - J.P. Morgan Quality Bond Portfolio, J.P. Morgan International Equity Portfolio, MFS Mid Cap Growth Portfolio, MFS Research International Portfolio, PIMCO Total Return Portfolio, PIMCO Innovation Portfolio, Oppenheimer Capital Appreciation Portfolio, Janus Aggressive Growth Portfolio, Met/Putnam Research Portfolio, Met/AIM Mid Cap Equity Portfolio, Met/AIM Small Cap Growth Portfolio and State Street Research Concentrated International Portfolio may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

J. Security Lending - The Portfolios may lend their securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust

                          MET INVESTORS SERIES TRUST
                         Notes to Financial Statements
                               December 31, 2001

2. Significant Accounting Policies - continued


Company ("State Street"), acting in its capacity as securities lending agent (the Agent), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the Investment Company Act of 1940. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio.

K . Foreign Currency Translation - Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the rate of exchange at the end of the period. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

L. Interest Rate Transactions - Among the strategic transactions into which the J.P. Morgan Quality Bond Portfolio, PIMCO Total Return Portfolio, Janus Aggressive Growth Portfolio, Oppenheimer Capital Appreciation Portfolio and the State Street Research Concentrated International Portfolio may enter are interest rate swaps and the purchase or sale of related caps and floors. A Portfolio may enter into these transactions primarily to manage its exposure to interest rates, to protect against currency fluctuations, or to preserve a return or spread on a particular investment. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

M. Repurchase Agreements - The Portfolios may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

N. Forward Commitments, When-Issued and Delayed Delivery Securities - All Portfolios except the PIMCO Money Market Portfolio and the State Street Research Concentrated International Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust is managed by Met Investors Advisory LLC (the "Manager") (formerly known as Met Investors Advisory Corp.) which, subject to the supervision and direction of the Board of Trustees of the Trust, has overall responsibility for the general management and administration of the Trust. The Manager has entered into advisory agreements with J.P. Morgan Investment Management Inc., Lord, Abbett & Co., Pacific Investment Management Co. LLC (PIMCO), PIMCO Equity Advisors, Massachusetts Financial Services Company, Putnam Investment Management LLC, Janus Capital Corporation, OppenheimerFunds Inc., AIM Capital Management, Inc. and State Street Research & Management Company (the "Advisers") for investment advisory services in connection with the investment management of the Portfolios.

Subject to the supervision and direction of the Trustees of the Trust, the Manager supervises the Advisers and has full discretion with respect to the retention or renewal of the advisory agreements. The Manager pays the Advisers a fee based on the Portfolio's average daily net assets.

                          MET INVESTORS SERIES TRUST
                         Notes to Financial Statements
                               December 31, 2001

3. Investment Management Agreement and Other Transactions with
Affiliates - continued



Under the terms of the Portfolios' investment advisory agreement, the Portfolios pay the Manager a monthly fee based upon annual rates applied to each of the Portfolios' average daily net assets as follows:

Portfolio                                                  Average Daily Net Assets             % Per Annum
---------                                                  ------------------------             -----------

J.P. Morgan Quality Bond Portfolio                         First $75 Million                    0.55%
                                                           Over $75 Million                     0.50%

J.P. Morgan Small Cap Stock Portfolio                      All                                  0.85%

J.P. Morgan Enhanced Index Portfolio                       First $50 Million                    0.60%
                                                           Over $50 Million                     0.55%

J.P. Morgan Select Equity Portfolio                        First $50 Million                    0.65%
                                                           Over $50 Million                     0.60%

J.P. Morgan International Equity Portfolio                 First $50 Million                    0.80%
                                                           Over $50 Million up to $350 Million  0.75%
                                                           Over $350 Million                    0.70%

Lord Abbett Bond Debenture Portfolio                       All                                  0.60%

Lord Abbett Mid-Cap Value Portfolio                        First $200 Million                   0.70%
                                                           Over $200 Million up to $500 Million 0.65%
                                                           Over $500 Million                    0.625%

Lord Abbett Developing Growth Portfolio                    All                                  0.75%

Lord Abbett Growth and Income Portfolio                    First $800 Million                   0.60%
                                                           Over $800 Million up to $2 Billion   0.55%
                                                           Over $2 Billion                      0.50%

Lord Abbett Growth Opportunities Portfolio                 First $200 Million                   0.70%
                                                           Over $200 Million up to $500 Million 0.65%
                                                           Over $500 Million                    0.625%

PIMCO Total Return Portfolio                               All                                  0.50%

PIMCO Money Market Portfolio                               All                                  0.40%

PIMCO Innovation Portfolio                                 All                                  1.05%

MFS Mid Cap Growth Portfolio                               First $150 Million                   0.65%
                                                           Over $150 Million up to $300 Million 0.625%
                                                           Over $300 Million                    0.60%

MFS Research International Portfolio                       First $200 Million                   0.80%
                                                           Over $200 Million up to $500 Million 0.75%
                                                           Over $500 Million up to $1 Billion   0.70%
                                                           Over $1 Billion                      0.65%

Met/Putnam Research Portfolio                              First $250 Million                   0.80%
                                                           Over $250 Million                    0.75%

Janus Aggressive Growth Portfolio                          First $100 Million                   0.80%
                                                           Over $100 Million up to $500 Million 0.75%
                                                           Over $500 Million                    0.70%

Oppenheimer Capital Appreciation Portfolio                 First $150 Million                   0.65%
                                                           Over $150 Million up to $300 Million 0.625%
                                                           Over $300 Million to $500 Million    0.60%
                                                           Over $500 Million                    0.55%

Met/AIM Small Cap Growth Portfolio                         All                                  0.90%

Met/AIM Mid Cap Equity Portfolio                           All                                  0.75%

State Street Research Concentrated International Portfolio All                                  0.85%

                          MET INVESTORS SERIES TRUST
                         Notes to Financial Statements
                               December 31, 2001

3. Investment Management Agreement and Other Transactions with
Affiliates - continued



Effective October 1, 2001, the Trust entered into Custodian, Administration and Transfer Agency and Service Agreements with State Street. Prior to October 1, Investors Bank & Trust Company served as Custodian, Administrator and Transfer Agent.

MetLife Investors Variable Annuity Account One, MetLife Investors Variable Annuity Account Eight and MetLife Investors Variable Life Account One are separate accounts of MetLife Investors Insurance Company (formerly Cova Financial Services Life Insurance Company). MetLife Investors Variable Annuity Account Five and MetLife Investors Variable Life Account Five are separate accounts of MetLife Investors Insurance Company of California (formerly Cova Financial Life Insurance Company). MetLife Investors USA Separate Account A is a separate account of MetLife Investors USA Insurance Company (formerly Security First Life Insurance Company). First MetLife Investors Variable Annuity Account One is a separate account of First MetLife Investors Insurance Company. As of December 31, 2001, MetLife Investors Insurance Company, MetLife Investors Insurance Company of California, MetLife Investors USA Insurance Company, First MetLife Investors Insurance Company, Metropolitan Life Insurance Company, Metropolitan Life Insurance Company - Zenith Variable Annuity, MetLife Investors Group - Security Savings Plan 401k, New England Life Insurance Company, New England Life Insurance Company - Zenith Variable Annuity, and General American Life Insurance Company owned all the shares of beneficial interest of the Portfolios.

For the period from January 1, 2001 to February 11, 2001, Cova Investment Advisory Corporation voluntarily reimbursed the J.P Morgan Quality Bond Portfolio and Lord Abbett Bond Debenture Portfolio for their operating expenses, exclusive of brokerage, advisory or other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses, to the extent that they exceeded an annual rate of 0.10% of the average daily net assets. Also for this period, Cova Investment Advisory Corporation had voluntarily reimbursed the Lord Abbett Developing Growth Portfolio for its operating expenses, exclusive of brokerage, advisory, or other portfolio transaction expenses or expenses of litigation, indemnification, taxes, or other extraordinary expenses, to the extent that they exceeded an annual rate of 0.30% of the average daily net assets.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of each Portfolio until April 30, 2002 (excluding the J.P. Morgan Small Cap Stock Portfolio and the J.P. Morgan Select Equity Portfolio). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of each Portfolio's average daily net assets:

        Portfolio                                                  Ratio
        ---------                                                  -----

        Lord Abbett Mid-Cap Value Portfolio                        0.90%

        Lord Abbett Developing Growth Portfolio                    0.95%

        Lord Abbett Growth and Income Portfolio                    0.65%

        J.P. Morgan Quality Bond Portfolio                         0.60%

        J.P. Morgan Enhanced Index Portfolio                       0.65%

        J.P. Morgan International Equity Portfolio                 1.05%

        Lord Abbett Bond Debenture Portfolio                       0.70%

        Lord Abbett Growth Opportunities Portfolio                 0.85%

        Met/Putnam Research Portfolio                              0.85%

        Oppenheimer Capital Appreciation Portfolio                 0.75%

        PIMCO Total Return Portfolio                               0.65%

        PIMCO Money Market Portfolio                               0.50%

        PIMCO Innovation Portfolio                                 1.10%

        MFS Mid Cap Growth Portfolio                               0.80%

        MFS Research International Portfolio                       1.00%

        Janus Aggressive Growth Portfolio                          0.85%

        Met/AIM Small Cap Growth Portfolio                         1.05%

        Met/AIM Mid Cap Equity Portfolio                           0.90%

        State Street Research Concentrated International Portfolio 1.10%

                          MET INVESTORS SERIES TRUST
                         Notes to Financial Statements
                               December 31, 2001

3. Investment Management Agreement and Other Transactions with
Affiliates - continued



The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B and Class E shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. which is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company. The Class B and Class E Distribution Plans provide that the Trust, on behalf of each Portfolio, may pay annually up to 0.50% of the average daily net assets of a Portfolio attributable to its Class B and Class E shares in respect to activities primarily intended to result in the sale of Class B and Class E shares. However, under Class B and Class E Distribution Agreements, payments to the Distributor for activities pursuant to the Class B Distribution Plan and Class E Distribution Plan are limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of a Portfolio attributable to its' Class B and Class E shares, respectively. Under terms of the Class B and Class E Distribution Plans and Distribution Agreements, each Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E shares for such entities' fees or expenses incurred or paid in that regard.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                  J.P. Morgan Small Cap Stock Portfolio        J.P. Morgan Quality Bond Portfolio
                               ------------------------------------------  ------------------------------------------
                                        Class A               Class B               Class A               Class B
                               ------------------------  ----------------- ------------------------  -----------------
                                                            Period From                                 Period From
                                                           April 3, 2001                               April 3, 2001
                                                           (commencement                               (commencement
                                Year Ended   Year Ended   of operations)    Year Ended   Year Ended   of operations)
                               December 31, December 31,      through      December 31, December 31,      through
                                   2001         2000     December 31, 2001     2001         2000     December 31, 2001
                               ------------ ------------ ----------------- ------------ ------------ -----------------
Beginning shares                 6,606,875   6,330,087             --        8,331,002    8,960,770            --
                                ----------   ---------        -------       ----------   ----------       -------
Shares sold                         60,129     392,710         92,778        1,204,710      372,170       667,104
Shares issued in connection
  with the acquisition of
  Neuberger Berman Bond
  Series                                --          --             --        2,172,334           --            --
Shares issued through dividend
  reinvestment                     965,911     275,833            685          528,771      516,874         3,498
Shares repurchased              (1,094,683)   (391,755)       (13,896)      (1,196,052)  (1,518,812)      (33,161)
                                ----------   ---------        -------       ----------   ----------       -------
Net Increase (decrease) in
  shares outstanding               (68,643)    276,788         79,567        2,709,763     (629,768)      637,441
                                ----------   ---------        -------       ----------   ----------       -------
Ending shares                    6,538,232   6,606,875         79,567       11,040,765    8,331,002       637,441
                                ==========   =========        =======       ==========   ==========       =======

                                   J.P. Morgan Select Equity Portfolio        J.P. Morgan Enhanced Index Portfolio
                               ------------------------------------------  ------------------------------------------
                                        Class A               Class B               Class A               Class B
                               ------------------------  ----------------- ------------------------  -----------------
                                                            Period From                                 Period From
                                                           April 3, 2001                               April 3, 2001
                                                           (commencement                               (commencement
                                Year Ended   Year Ended   of operations)    Year Ended   Year Ended   of operations)
                               December 31, December 31,      through      December 31, December 31,      through
                                   2001         2000     December 31, 2001     2001         2000     December 31, 2001
                               ------------ ------------ ----------------- ------------ ------------ -----------------
Beginning shares                16,203,104   15,497,466            --       14,608,012   12,726,910            --
                                ----------   ----------       -------       ----------   ----------       -------
Shares sold                         76,776      460,788       412,368          109,155    1,470,057       239,232
Shares issued through dividend
  reinvestment                     399,249    1,179,463         1,866          110,509    1,241,655           279
Shares repurchased              (1,928,614)    (934,613)       (2,091)      (1,694,616)    (830,610)       (2,161)
                                ----------   ----------       -------       ----------   ----------       -------
Net Increase (decrease) in
  shares outstanding            (1,452,589)     705,638       412,143       (1,474,952)   1,881,102       237,350
                                ----------   ----------       -------       ----------   ----------       -------
Ending shares                   14,750,515   16,203,104       412,143       13,133,060   14,608,012       237,350
                                ==========   ==========       =======       ==========   ==========       =======

                          MET INVESTORS SERIES TRUST
                         Notes to Financial Statements
                               December 31, 2001

4. Shares of Beneficial Interest - continued



                               J.P. Morgan International Equity Portfolio     Lord Abbett Bond Debenture Portfolio
                               ------------------------------------------  ------------------------------------------
                                        Class A               Class B               Class A               Class B
                               ------------------------  ----------------- ------------------------  -----------------
                                                            Period From                                 Period From
                                                           April 3, 2001                              March 22, 2001
                                                           (commencement                               (commencement
                                Year Ended   Year Ended   of operations)    Year Ended   Year Ended   of operations)
                               December 31, December 31,      through      December 31, December 31,      through
                                   2001         2000     December 31, 2001     2001         2000     December 31, 2001
                               ------------ ------------ ----------------- ------------ ------------ -----------------
Beginning shares                 9,301,535   8,509,824             --       13,210,973   13,640,172             --
                                ----------   ---------        -------       ----------   ----------      ---------
Shares sold                        758,422     969,027        147,264          523,111      305,167      2,865,188
Shares issued through dividend
  reinvestment                   1,393,001     632,819          3,085        1,136,918      921,489         23,284
Shares repurchased              (2,177,757)   (810,135)       (33,442)      (1,129,789)  (1,655,855)       (52,398)
                                ----------   ---------        -------       ----------   ----------      ---------
Net Increase (decrease) in
  shares outstanding               (26,334)    791,711        116,907          530,240     (429,199)     2,836,074
                                ----------   ---------        -------       ----------   ----------      ---------
Ending shares                    9,275,201   9,301,535        116,907       13,741,213   13,210,973      2,836,074
                                ==========   =========        =======       ==========   ==========      =========

                                   Lord Abbett Mid-Cap Value Portfolio       Lord Abbett Developing Growth Portfolio
                               ------------------------------------------  ------------------------------------------
                                        Class A               Class B               Class A               Class B
                               ------------------------  ----------------- ------------------------  -----------------
                                                            Period From                                 Period From
                                                           April 3, 2001                              March 22, 2001
                                                           (commencement                               (commencement
                                Year Ended   Year Ended   of operations)    Year Ended   Year Ended   of operations)
                               December 31, December 31,      through      December 31, December 31,      through
                                   2001         2000     December 31, 2001     2001         2000     December 31, 2001
                               ------------ ------------ ----------------- ------------ ------------ -----------------
Beginning shares                3,544,528    2,634,576              --      3,705,046    2,254,403             --
                                ---------    ---------       ---------      ---------    ---------        -------
Shares sold                       908,754      975,091       1,021,706        167,792    1,361,758        250,581
Shares issued through dividend
  reinvestment                    386,475       27,185          11,933             --      172,239             --
Shares repurchased               (330,760)     (92,324)        (14,361)      (539,233)     (83,354)       (11,635)
                                ---------    ---------       ---------      ---------    ---------        -------
Net Increase (decrease) in
  shares outstanding              964,469      909,952       1,019,278       (371,441)   1,450,643        238,946
                                ---------    ---------       ---------      ---------    ---------        -------
Ending shares                   4,508,997    3,544,528       1,019,278      3,333,605    3,705,046        238,946
                                =========    =========       =========      =========    =========        =======

                          MET INVESTORS SERIES TRUST
                         Notes to Financial Statements
                               December 31, 2001

4. Shares of Beneficial Interest - continued



                                                  Lord Abbett Growth
                                                Opportunities Portfolio          Lord Abbett Growth & Income Portfolio
                                          ----------------------------------  ------------------------------------------
                                               Class A           Class B               Class A               Class B
                                          ----------------- ----------------- ------------------------  -----------------
                                             Period From       Period From                                 Period From
                                             May 1, 2001    February 12, 2001                            March 22, 2001
                                            (commencement     (commencement                               (commencement
                                           of operations)    of operations)    Year Ended   Year Ended   of operations)
                                               through           through      December 31, December 31,      through
                                          December 31, 2001 December 31, 2001     2001         2000     December 31, 2001
                                          ----------------- ----------------- ------------ ------------ -----------------
Beginning shares                                    --                --       35,223,959   36,849,506             --
                                               -------           -------       ----------   ----------      ---------
Shares sold                                    104,039           950,126        1,007,861      301,745      3,949,004
Shares issued in connection with the
  acquisition of T. Rowe Price Growth and
  Income Series and Large Cap Research
  Portfolio                                         --                --       16,411,106           --             --
Shares issued through dividend
  reinvestment                                      --                --          451,032    1,041,818          3,741
Shares repurchased                              (6,722)           (6,406)      (4,980,371)  (2,969,110)        (5,727)
                                               -------           -------       ----------   ----------      ---------
Net Increase (decrease) in shares
  outstanding                                   97,317           943,720       12,889,628   (1,625,547)     3,947,018
                                               -------           -------       ----------   ----------      ---------
Ending shares                                   97,317           943,720       48,113,587   35,223,959      3,947,018
                                               =======           =======       ==========   ==========      =========

                                              Janus Aggressive
                                              Growth Portfolio              MFS Mid Cap Growth Portfolio
                                              ----------------- -----------------------------------------------------
                                                   Class B           Class A           Class B           Class E
                                              ----------------- ----------------- ----------------- -----------------
                                                 Period From       Period From       Period From       Period From
                                              February 12, 2001    May 1, 2001    February 12, 2001 October 31, 2001
                                                (commencement     (commencement     (commencement     (commencement
                                               of operations)    of operations)    of operations)    of operations)
                                                   through           through           through           through
                                              December 31, 2001 December 31, 2001 December 31, 2001 December 31, 2001
                                              ----------------- ----------------- ----------------- -----------------
Beginning shares                                         --                --                --              --
                                                  ---------         ---------         ---------           -----
Shares sold                                       2,062,234         1,727,016         2,884,828           3,400
Shares issued through dividend reinvestment              --                --                --              --
Shares repurchased                                   (6,998)         (113,202)          (75,533)             --
                                                  ---------         ---------         ---------           -----
Net Increase (decrease) in shares outstanding     2,055,236         1,613,814         2,809,295           3,400
                                                  ---------         ---------         ---------           -----
Ending shares                                     2,055,236         1,613,814         2,809,295           3,400
                                                  =========         =========         =========           =====

                          MET INVESTORS SERIES TRUST
                         Notes to Financial Statements
                               December 31, 2001

4. Shares of Beneficial Interest - continued



                                                                                        Oppenheimer
                                                                                          Capital
                                                                                       Appreciation       PIMCO Money
                                       MFS Research International Portfolio              Portfolio     Market Portfolio
                               ----------------------------------------------------- ----------------- -----------------
                                    Class A           Class B           Class E           Class B           Class B
                               ----------------- ----------------- ----------------- ----------------- -----------------
                                  Period From       Period From       Period From       Period From       Period From
                                  May 1, 2001    February 12, 2001 October 31, 2001  February 12, 2001 February 12, 2001
                                 (commencement     (commencement     (commencement     (commencement     (commencement
                                of operations)    of operations)    of operations)    of operations)    of operations)
                                    through           through           through           through           through
                               December 31, 2001 December 31, 2001 December 31, 2001 December 31, 2001 December 31, 2001
                               ----------------- ----------------- ----------------- ----------------- -----------------
Beginning shares                         --                 --              --                  --                 --
                                   --------          ---------           -----           ---------        -----------
Shares sold                         886,027          1,958,972           1,904           3,172,880         41,307,065
Shares issued through dividend
  reinvestment                          912              1,246               3               1,098            212,029
Shares repurchased                 (446,825)          (223,650)             --             (29,958)       (14,960,788)
                                   --------          ---------           -----           ---------        -----------
Net Increase (decrease) in
  shares outstanding                440,114          1,736,568           1,907           3,144,020         26,558,306
                                   --------          ---------           -----           ---------        -----------
Ending shares                       440,114          1,736,568           1,907           3,144,020         26,558,306
                                   ========          =========           =====           =========        ===========

                                   PIMCO Total Return Portfolio
                       -----------------------------------------------------
                            Class A           Class B           Class E
                       ----------------- ----------------- -----------------
                          Period From       Period From       Period From
                          May 1, 2001    February 12, 2001 October 31, 2001
                         (commencement     (commencement     (commencement
                        of operations)    of operations)    of operations)
                            through           through           through
                       December 31, 2001 December 31, 2001 December 31, 2001
                       ----------------- ----------------- -----------------
Beginning shares                  --                --              --
                           ---------         ---------           -----
Shares sold                3,112,224         4,989,447           8,455
Shares issued in
  connection with the
  acquisition of
  BlackRock U.S.
  Government Income
  Portfolio                2,852,990                --              --
Shares issued through
  dividend
  reinvestment               107,777            96,755              40
Shares repurchased          (361,447)         (618,623)             --
                           ---------         ---------           -----
Net Increase
  (decrease) in shares
  outstanding              5,711,544         4,467,579           8,495
                           ---------         ---------           -----
Ending shares              5,711,544         4,467,579           8,495
                           =========         =========           =====

                                    PIMCO Innovation Portfolio
                       -----------------------------------------------------
                            Class A           Class B           Class E
                       ----------------- ----------------- -----------------
                          Period From       Period From       Period From
                          May 1, 2001    February 12, 2001 October 31, 2001
                         (commencement     (commencement     (commencement
                        of operations)    of operations)    of operations)
                            through           through           through
                       December 31, 2001 December 31, 2001 December 31, 2001
                       ----------------- ----------------- -----------------
Beginning shares                  --                --              --
                          ----------         ---------           -----
Shares sold                4,834,188         1,636,368           1,908
Shares issued in
  connection with the
  acquisition of
  BlackRock U.S.
  Government Income
  Portfolio                       --                --              --
Shares issued through
  dividend
  reinvestment                    --                --              --
Shares repurchased        (2,236,948)          (81,038)             --
                          ----------         ---------           -----
Net Increase
  (decrease) in shares
  outstanding              2,597,240         1,555,330           1,908
                          ----------         ---------           -----
Ending shares              2,597,240         1,555,330           1,908
                          ==========         =========           =====

                          MET INVESTORS SERIES TRUST
                         Notes to Financial Statements
                               December 31, 2001

4. Shares of Beneficial Interest - continued



                                                                                                          State Street Research
                                                                     Met/AIM Small Cap  Met/AIM Mid-Cap       Concentrated
                                    Met/Putnam Research Portfolio    Growth Portfolio  Equity Portfolio  International Portfolio
                                 ----------------------------------  ----------------- ----------------- -----------------------
                                      Class A           Class B           Class B           Class B              Class B
                                 ----------------- ----------------- ----------------- ----------------- -----------------------
                                    Period From       Period From       Period From       Period From          Period From
                                 October 16, 2001  February 12, 2001  October 9, 2001   October 9, 2001      October 9, 2001
                                   (commencement     (commencement     (commencement     (commencement        (commencement
                                  of operations)    of operations)    of operations)    of operations)       of operations)
                                      through           through           through           through              through
                                 December 31, 2001 December 31, 2001 December 31, 2001 December 31, 2001    December 31, 2001
                                 ----------------- ----------------- ----------------- ----------------- -----------------------
Beginning shares                            --                --               --                --                   --
                                     ---------         ---------          -------           -------             --------
Shares sold                             46,361         2,801,338          644,159           411,257              652,852
Shares issued in connection with
  the acquisition of BlackRock
  Equity Portfolio                   4,478,929                --               --                --                   --
Shares issued through dividend
  reinvestment                           2,974             9,801               --               224                6,301
Shares repurchased                    (166,132)          (21,335)          (2,253)              (63)            (128,587)
                                     ---------         ---------          -------           -------             --------
Net Increase (decrease) in
  shares outstanding                 4,362,132         2,789,804          641,906           411,418              530,566
                                     ---------         ---------          -------           -------             --------
Ending shares                        4,362,132         2,789,804          641,906           411,418              530,566
                                     =========         =========          =======           =======             ========

                          MET INVESTORS SERIES TRUST
                         Notes to Financial Statements
                               December 31, 2001



5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended December 31, 2001 were as follows:

                                                                            Purchases
                                                           -------------------------------------------
Portfolio:                                                 U.S. Government Non-Government    Total
----------                                                 --------------- -------------- ------------

J.P. Morgan Small Cap Stock Portfolio                       $          0    $ 62,585,668  $ 62,585,668

J.P. Morgan Quality Bond Portfolio                           221,833,763      73,398,044   295,231,807

J.P. Morgan Select Equity Portfolio                                    0     159,464,173   159,464,173

J.P. Morgan Enhanced Index Portfolio                             110,952     110,199,903   110,310,855

J.P. Morgan International Equity Portfolio                             0      83,631,129    83,631,129

Lord Abbett Bond Debenture Portfolio                          17,543,659     117,061,853   134,605,512

Lord Abbett Mid-Cap Value Portfolio                                    0      53,397,615    53,397,615

Lord Abbett Developing Growth Portfolio                                0      17,763,192    17,763,192

Lord Abbett Growth Opportunities Portfolio                             0      12,627,043    12,627,043

Lord Abbett Growth & Income Portfolio                                  0     910,383,237   910,383,237

Janus Aggressive Growth Portfolio                                      0      21,588,836    21,588,836

MFS Mid Cap Growth Portfolio                                           0      44,086,100    44,086,100

MFS Research International Portfolio                                   0      29,510,539    29,510,539

Oppenheimer Capital Appreciation Portfolio                             0      24,294,164    24,294,164

PIMCO Total Return Portfolio                                  71,214,802      99,610,261   170,825,063

PIMCO Innovation Portfolio                                             0      53,012,630    53,012,630

Met/Putnam Research Portfolio                                          0      53,971,603    53,971,603

Met/AIM Small-Cap Growth Portfolio                                     0       5,715,443     5,715,443

Met/AIM Mid Cap Equity Portfolio                                       0       3,754,708     3,754,708

State Street Research Concentrated International Portfolio             0       5,722,930     5,722,930

                          MET INVESTORS SERIES TRUST
                         Notes to Financial Statements
                               December 31, 2001

5. Investment Transactions - continued



                                                                              Sales
                                                           -------------------------------------------
Portfolio:                                                 U.S. Government Non-Government    Total
----------                                                 --------------- -------------- ------------

J.P. Morgan Small Cap Stock Portfolio                       $          0    $ 72,801,419  $ 72,801,419

J.P. Morgan Quality Bond Portfolio                           195,072,685      76,670,556   271,743,241

J.P. Morgan Select Equity Portfolio                                    0     181,854,586   181,854,586

J.P. Morgan Enhanced Index Portfolio                             525,082     126,831,696   127,356,778

J.P. Morgan International Equity Portfolio                             0      99,439,939    99,439,939

Lord Abbett Bond Debenture Portfolio                          23,755,587      81,579,590   105,335,177

Lord Abbett Mid-Cap Value Portfolio                                    0      26,876,068    26,876,068

Lord Abbett Developing Growth Portfolio                                0      20,561,821    20,561,821

Lord Abbett Growth Opportunities Portfolio                             0       3,757,688     3,757,688

Lord Abbett Growth & Income Portfolio                                  0     823,674,629   823,674,629

Janus Aggressive Growth Portfolio                                      0       6,255,539     6,255,539

MFS Mid Cap Growth Portfolio                                           0       9,970,152     9,970,152

MFS Research International Portfolio                                   0      10,839,431    10,839,431

Oppenheimer Capital Appreciation Portfolio                             0       2,048,518     2,048,518

PIMCO Total Return Portfolio                                  50,474,770      49,375,449    99,850,219

PIMCO Innovation Portfolio                                             0      26,888,471    26,888,471

Met/Putnam Research Portfolio                                          0      28,910,241    28,910,241

Met/AIM Small-Cap Growth Portfolio                                     0         274,190       274,190

Met/AIM Mid Cap Equity Portfolio                                       0         506,368       506,368

State Street Research Concentrated International Portfolio             0       1,008,439     1,008,439

                          MET INVESTORS SERIES TRUST
                         Notes to Financial Statements
                               December 31, 2001

5. Investment Transactions - continued



At December 31, 2001, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for each Portfolio was as follows:

                                                                                                            Unrealized Net
                                                           Federal Income Gross Unrealized Gross Unrealized Appreciation/
Portfolio:                                                    Tax Cost      Appreciation    (Depreciation)  (Depreciation)
----------                                                 -------------- ---------------- ---------------- --------------

J.P. Morgan Small Cap Stock Portfolio                         $98,265,616    $11,034,291     $(12,344,024)   $(1,309,733)

J.P. Morgan Quality Bond Portfolio                           $165,061,145     $2,066,560      $(1,118,300)      $948,260

J.P. Morgan Select Equity Portfolio                          $231,619,005    $15,311,915     $(15,149,475)      $162,440

J.P. Morgan Enhanced Index Portfolio                         $237,501,959    $15,101,626     $(24,160,963)   $(9,059,337)

J.P. Morgan International Equity Portfolio                    $91,193,381     $2,867,288     $(11,287,939)   $(8,420,651)

Lord Abbett Bond Debenture Portfolio                         $205,278,168     $4,776,758     $(13,317,543)   $(8,540,785)

Lord Abbett Mid-Cap Value Portfolio                          $101,625,669    $15,583,895      $(1,148,871)   $14,435,024

Lord Abbett Developing Growth Portfolio                       $48,732,904     $5,155,892      $(6,686,804)   $(1,530,912)

Lord Abbett Growth Opportunities Portfolio                    $11,100,298       $691,452        $(322,003)      $369,449

Lord Abbett Growth & Income Portfolio                      $1,376,142,023   $152,537,827     $(53,660,839)   $98,876,988

Janus Aggressive Growth Portfolio                             $16,447,987       $704,075        $(275,647)      $428,428

MFS Mid Cap Growth Portfolio                                  $45,103,872     $1,798,157      $(2,108,434)     $(310,277)

MFS Research International Portfolio                          $21,085,252       $325,783        $(377,288)      $(51,505)

Oppenheimer Capital Appreciation Portfolio                    $32,645,251       $762,246        $(964,787)     $(202,541)

PIMCO Total Return Portfolio                                 $127,590,454     $1,074,754        $(608,560)      $466,194

PIMCO Innovation Portfolio                                    $31,169,312       $810,140      $(1,410,131)     $(599,991)

Met/Putnam Research Portfolio                                 $69,311,645     $2,930,848      $(1,620,701)    $1,310,147

Met/AIM Small-Cap Growth Portfolio                             $8,321,565     $1,159,795        $(118,103)    $1,041,692

Met/AIM Mid Cap Equity Portfolio                               $5,469,572       $346,373         $(40,442)      $305,931

State Street Research Concentrated International Portfolio     $5,388,788       $576,882         $(67,574)      $509,308

                          MET INVESTORS SERIES TRUST
                         Notes to Financial Statements
                               December 31, 2001



6. Futures Contracts

The futures contracts outstanding as of December 31, 2001 and the description and unrealized appreciation or depreciation were as follows:


                                                                                              Number of   Notional
                                                 Description               Expiration Date    Contracts    Value
                                                 -----------               ---------------    --------- ------------

J.P. Morgan Quality Bond Portfolio:   U.S. Treasury Note 2 Year Futures  March 2002--Long         16      $3,343,750

                                      U.S. Long Bond Futures             March 2002--Long         36      $3,655,125

                                      Euro Dollar Futures                June 2002--Long         247     $60,305,050

                                      U.S. Treasury Note 5 Year Futures  March 2002--Short       (36)    $(3,809,812)

                                      U.S. Treasury Note 10 Year Futures March 2002--Short      (100)   $(10,514,062)

J.P. Morgan Select Equity Portfolio:  S&P Index Futures                  March 2002--Long          7      $2,011,100

J.P. Morgan Enhanced Index Portfolio: S&P Index Futures                  March 2002--Long          1        $287,300

PIMCO Total Return Portfolio:         Euro Dollar Futures                March 2003--Long         22      $5,262,950

                                      Euro Dollar Futures                June 2003--Long          22      $5,228,575

                                      Euro Dollar Futures                September 2003--Long     22      $5,203,000

                                      Euro Dollar Futures                December 2002--Long      22      $5,298,975

                                      U.S. Treasury Note 10 Year Futures March 2002--Long         18      $1,892,531

                                        Unrealized
                                      Appreciation/
                                      (Depreciation)
                                      --------------

J.P. Morgan Quality Bond Portfolio:      $10,506

                                        $(47,870)

                                        $178,829

                                        $(36,237)

                                        $(20,073)

J.P. Morgan Select Equity Portfolio:     $23,986

J.P. Morgan Enhanced Index Portfolio:     $2,219

PIMCO Total Return Portfolio:             $7,975

                                         $(4,125)

                                        $(13,200)

                                         $17,600

                                        $(29,109)

                          MET INVESTORS SERIES TRUST
                         Notes to Financial Statements
                               December 31, 2001



7. Forward Foreign Currency Contracts

Open forward foreign currency contracts at December 31, 2001, were as follows:

J.P. Morgan International Equity Portfolio

Forward Foreign Currency Contracts to Buy:

                                                                   Net Unrealized
                                         Value at      In Exchange Appreciation/
Settlement Date Contracts to Deliver December 31, 2001 for U.S. $  (Depreciation)
--------------- -------------------- ----------------- ----------- --------------

   4/8/2002       1,220,168    AUD        $619,601        620,679       $1,078

   1/9/2002       1,225,695    CHF         750,000        738,568      (11,432)

   1/9/2002       2,211,072    CHF       1,364,087      1,332,329      (31,758)

   1/9/2002         350,000    EUR         311,763        311,438         (325)

   1/9/2002       1,244,238    EUR       1,106,103      1,107,150        1,047

   1/9/2002         730,000    EUR         644,038        649,570        5,532

   1/9/2002       1,274,918    EUR       1,133,467      1,134,451          984

   1/9/2002         707,818    GBP       1,007,148      1,028,465       21,317

   1/9/2002         300,000    GBP         439,470        435,902       (3,568)

   1/9/2002         390,000    GBP         567,395        566,673         (722)

   1/9/2002       1,077,735    GBP       1,532,377      1,565,956       33,579

   1/9/2002       1,027,207    HKD         131,721        131,727            6

   1/9/2002     169,306,718    JPY       1,351,866      1,292,904      (58,962)

   1/9/2002     508,697,122    JPY       4,208,129      3,884,644     (323,485)

   1/9/2002     117,516,470    JPY         970,000        897,410      (72,590)

   1/9/2002      56,843,120    JPY         460,000        434,080      (25,920)

   1/9/2002      30,302,192    JPY         239,134        231,401       (7,733)

   1/9/2002      34,167,038    JPY         264,000        260,915       (3,085)

   1/9/2002     152,516,800    JPY       1,160,000      1,164,688        4,688

   4/8/2002      15,000,000    JPY         114,758        115,065          307

   4/8/2002      69,162,085    JPY         530,000        530,542          542

   1/9/2002       6,970,200    SEK         653,963        666,463       12,500

   1/9/2002       6,620,000    SEK         628,847        632,979        4,132

   1/9/2002       1,679,567    SEK         158,278        160,594        2,316
                                                                     ---------

                                                                      $(451,552)
                                                                     =========

                          MET INVESTORS SERIES TRUST
                         Notes to Financial Statements
                               December 31, 2001

7. Forward Foreign Currency Contracts - continued



Forward Foreign Currency Contracts to Sell:

                                                                  Net Unrealized
                                        Value at      In Exchange  appreciation
Settlement Date Contacts to Deliver December 31, 2001 for U.S. $  (Depreciation)
--------------- ------------------- ----------------- ----------- --------------

   1/9/2002       2,291,220   AUD      $1,154,775      1,172,045     $(17,270)

   1/9/2002         682,828   CHF         415,164        411,452        3,712

   1/9/2002       1,100,000   CHF         662,252        662,826         (574)

   1/9/2002         822,773   EUR         731,952        732,122         (170)

   1/9/2002         670,000   EUR         599,528        596,180        3,348

   1/9/2002       2,771,663   EUR       2,533,161      2,466,286       66,875

   1/9/2002       1,182,000   EUR       1,066,127      1,051,769       14,358

   1/9/2002         652,248   EUR         585,276        580,385        4,891

   1/9/2002         370,000   EUR         331,896        329,234        2,662

   1/9/2002         846,870   EUR         760,704        753,562        7,142

   1/9/2002       1,720,000   EUR       1,532,377      1,530,493        1,884

   1/9/2002         260,130   EUR         229,391        231,469       (2,078)

   1/9/2002         548,225   GBP         777,066        796,574      (19,508)

   1/9/2002       1,234,962   GBP       1,815,393      1,794,408       20,985

   4/8/2002         430,000   GBP         619,601        621,589       (1,988)

   1/9/2002       1,400,000   HKD         179,533        179,533           --

   1/9/2002      39,387,520   JPY         320,000        300,781       19,219

   1/9/2002      51,762,223   JPY         425,404        395,280       30,124

   1/9/2002     292,547,494   JPY       2,393,847      2,234,026      159,821

   1/9/2002     273,424,670   JPY       2,240,763      2,087,996      152,767

   1/9/2002     178,342,315   JPY       1,460,298      1,361,904       98,394

   1/9/2002      54,447,530   JPY         445,000        415,786       29,214

   1/9/2002      54,632,324   JPY         446,000        417,197       28,803

   1/9/2002      74,844,336   JPY         595,000        571,546       23,454
                                                                     --------

                                                                        $626,065
                                                                     ========

                          MET INVESTORS SERIES TRUST
                         Notes to Financial Statements
                               December 31, 2001

7. Forward Foreign Currency Contracts - continued



PIMCO Total Return Portfolio

Forward Foreign Currency Contracts to Sell:

                                                                  Net Unrealized
                                        Value at      In Exchange  appreciation
Settlement Date Contacts to Deliver December 31, 2001 for U.S. $  (Depreciation)
--------------- ------------------- ----------------- ----------- --------------

   1/11/2002      500,000    EUR        $439,720        444,874      $(5,154)
                                                                     =======

8. Security Lending

As of December 31, 2001, certain Portfolios had loaned securities which were collateralized by either cash collateral invested in cash equivalents or securities collateral. The value of the securities on loan and the value of the related collateral were as follows (unless otherwise noted, collateral amounts were invested in cash equivalents at December 31, 2001):

                                                           Value of Securities Value of Collateral
                                                           ------------------- -------------------

J.P. Morgan Small Cap Stock Portfolio                          $18,556,596         $19,649,803

J.P. Morgan Quality Bond Portfolio                              $5,171,773          $5,350,158*

J.P. Morgan Select Equity Portfolio                            $35,427,236         $36,844,784

J.P. Morgan Enhanced Index Portfolio                           $30,066,498         $31,452,183

J.P. Morgan International Equity Portfolio                      $1,338,383          $1,399,779

Lord Abbett Bond Debenture Portfolio                           $14,005,480         $14,619,770

Lord Abbett Mid-Cap Value Portfolio                            $21,928,454         $22,719,738

Lord Abbett Developing Growth Portfolio                         $8,765,670          $9,327,221

Lord Abbett Growth Opportunities Portfolio                      $2,024,968          $2,113,546

Lord Abbett Growth & Income Portfolio                         $144,662,641        $150,261,111

Janus Aggressive Growth Portfolio                               $1,633,390          $1,687,550

MFS Mid Cap Growth Portfolio                                    $6,230,660          $6,516,322

MFS Research International Portfolio                            $1,162,266          $1,211,470**

Oppenheimer Capital Appreciation Portfolio                      $5,434,631          $5,713,331

PIMCO Total Return Portfolio                                    $9,960,668         $10,374,182

PIMCO Innovation Portfolio                                      $3,051,037          $3,211,604

Met/Putnam Research Portfolio                                  $11,599,650         $12,155,153

Met/AIM Small Cap Growth Portfolio                              $1,560,180          $1,638,632

Met/AIM Mid-Cap Equity Portfolio                                  $847,321            $880,661

State Street Research Concentrated International Portfolio        $169,850            $175,000

* Comprised of $5,110,496 and $239,662 of cash collateral and securities collateral, respectively.
** Comprised of $1,188,370 and $23,100 of cash collateral and securities collateral, respectively.

                          MET INVESTORS SERIES TRUST
                         Notes to Financial Statements
                               December 31, 2001



9. Swap Agreements

Open swap agreements for the PIMCO Total Return Portfolio at December 31, 2001, were as follows:



                Expiration
Notional Amount    Date                          Description                         Value
--------------- ----------                       -----------                        --------

 4,900,000 USD  6/17/2007  Agreement with Goldman Sachs dated 12/14/01 to receive   $101,376
                           the notional amount multiplied by 6.0% and to pay the
                           notional amount multiplied by the 3 month LIBOR.
                                 (Cost: $53,083)

 4,300,000 USD  6/18/2007  Agreement with Bank of America dated 12/14/01 to receive   88,963
                           the notional amount multiplied by 6.0% and to pay the
                           notional amount multiplied by the 3 month LIBOR.
                                 (Cost: $47,022)

10. Acquisitions

On October 16, 2001, PIMCO Total Return Portfolio ("PIMCO Total Return") acquired all the net assets of BlackRock U.S. Government Income Portfolio ("BlackRock Gov't Income") pursuant to a plan of reorganization approved by BlackRock Gov't Income shareholders on October 5, 2001. The acquisition was accomplished by a tax-free exchange of 2,852,990 shares of PIMCO Total Return Portfolio Class A shares (valued at $29.9 million) in exchange for the 5,662,071 shares of BlackRock Gov't Income outstanding on October 15, 2001. BlackRock Gov't Income's net assets at that date ($29.9 million), including $1.2 million of unrealized appreciation and approximately $397,000 of accumulated net realized losses, were combined with those of PIMCO Total Return. The aggregate net assets of PIMCO Total Return and BlackRock Gov't Income immediately before the acquisition were $42,958,945 and $29,899,339, respectively. The aggregate net assets of PIMCO Total Return immediately after the acquisition were $72,858,284.

On October 16, 2001, Met/Putnam Research Portfolio ("Putnam Research") acquired all the net assets of BlackRock Equity Portfolio ("BlackRock Equity") pursuant to a plan of reorganization approved by BlackRock Equity's shareholders on October 5, 2001. The acquisition was accomplished by a tax-free exchange of 4,478,929 shares of Putnam Research Class A shares (valued at $34.0 million) in exchange for the 6,756,930 shares of BlackRock Equity outstanding on October 15, 2001. BlackRock Equity's net assets at that date ($34.0 million), including $5.4 million of unrealized depreciation and $2.2 million of accumulated net realized losses, were combined with those of Putnam Research. The aggregate net assets of Putnam Research and BlackRock Equity immediately before the acquisition were $16,100,329 and $33,995,071, respectively. The aggregate net assets of Putnam Research immediately after the acquisition were $50,095,400.

On February 12, 2001, J.P. Morgan Quality Bond Portfolio ("JPM Quality Bond") acquired all the net assets of Neuberger Berman Bond Series ("Bond Series") pursuant to a plan of reorganization approved by Bond Series shareholders on January 26, 2001. The acquisition was accomplished by a tax-free exchange of 2,172,334 shares of JPM Quality Bond Class A shares (valued at $24.7 million) in exchange for the 6,430,666 shares of Bond Series outstanding on February 9, 2001. Bond Series' net assets at that date ($24.7 million), including $0.5 million of unrealized appreciation, were combined with those of JPM Quality Bond. The aggregate net assets of JPM Quality Bond and Bond Series immediately before the acquisition were $95,198,648 and $24,733,891, respectively. The aggregate net assets of JPM Quality Bond immediately after the acquisition were $119,932,539.

On February 12, 2001, Lord Abbett Growth & Income Portfolio ("Growth & Income") acquired all the net assets of T. Rowe Price Growth and Income Series ("T. Rowe Growth & Income") and Large Cap Research Portfolio ("Large Cap") pursuant to a plan of reorganization approved by T. Rowe Growth & Income and Large Cap shareholders on January 26, 2001. The acquisition was accomplished by a tax-free exchange of 16,411,106 shares of Growth & Income Class A shares (valued at $426.8 million) in exchange for the 22,872,984 shares of T. Rowe Growth & Income and the 3,434,599 shares of Large Cap outstanding on February 9, 2001. T. Rowe Growth & Income's net assets at that date ($376.1 million), including $81.1 million of unrealized appreciation, were combined with those of Growth & Income. Large Cap's net assets at that date ($50.6 million), including $7.6 million of unrealized appreciation were combined with those of Growth & Income. The aggregate net assets of Growth & Income, T. Rowe Growth & Income and Large Cap immediately before the acquisition were $909,553,539, $376,122,895 and $50,684,361, respectively. The aggregate net assets of Growth & Income immediately after the acquisition were $1,336,360,795.

11. Subsequent Event

A. Class A Shares - On January 2, 2002, the Trust began offering Class A Shares on the Janus Aggressive Growth Portfolio, the Oppenheimer Capital Appreciation Portfolio, the PIMCO Money Market Portfolio, the Met/AIM Small-Cap Growth Portfolio, the Met/AIM Mid Cap Equity Portfolio and the State Street Research Concentrated International Portfolio.

B. Merger - On April 23, 2002, the shareholders of the Loomis Sayles High Yield Bond Portfolio ("High Yield Bond"), a series of the Metropolitan Series Fund, Inc., will vote on a proposed Agreement and Plan of Reorganization providing for the acquisition of all of the assets of High Yield Bond by Lord Abbett Bond Debenture Portfolio ("Bond Debenture") in exchange for shares of Bond Debenture and the assumption by Bond Debenture of the liabilities of High Yield Bond.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Met Investors Series Trust:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Met Investors Series Trust comprising the J.P. Morgan Small Cap Stock Portfolio (formerly Cova Small Cap Stock Portfolio), J.P. Morgan Quality Bond Portfolio (formerly Cova Quality Bond Portfolio), J.P. Morgan Select Equity Portfolio (formerly Cova Select Equity Portfolio), J.P. Morgan Enhanced Index Portfolio (formerly Cova Large Cap Stock Portfolio), J.P. Morgan International Equity Portfolio (formerly Cova International Equity Portfolio), Lord Abbett Bond Debenture Portfolio (formerly Cova Bond Debenture Portfolio), Lord Abbett Mid-Cap Value Portfolio (formerly Cova Mid-Cap Value Portfolio), Lord Abbett Developing Growth Portfolio (formerly Cova Developing Growth Portfolio), Lord Abbett Growth Opportunities Portfolio, Lord Abbett Growth and Income Portfolio, Janus Aggressive Growth Portfolio, MFS Mid Cap Growth Portfolio, MFS Research International Portfolio, Oppenheimer Capital Appreciation Portfolio, PIMCO Money Market Portfolio, PIMCO Total Return Portfolio, PIMCO Innovation Portfolio, Met/Putnam Research Portfolio, Met/AIM Small-Cap Growth Portfolio, Met/AIM Mid Cap Equity Portfolio and State Street Research Concentrated International Portfolio (collectively the "Trust") as of December 31, 2001, and the related statements of operations and statements of changes in net assets and financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Met Investors Series Trust as of December 31, 2001, the results of their operations and the changes in their net assets and the financial highlights for the respective periods then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 11, 2002

The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 22 Corporate Plaza Drive, Newport Beach, California 92660.

                                                                                                                     Number of
                                                                                                                     Portfolios
                                                                                                                      Overseen
                                    Position(s)         Term of Office/             Principal Occupation(s)          Within the
Name, Age and Address           Held with the Trust  Length of Time Served            During Past 5 Years              Trust
---------------------           -------------------  ---------------------          -----------------------          ----------
Elizabeth M. Forget* (35)      President and Trustee  From December 2000   Since January 2001, President of Met          21
                                                          to present       Investors Advisory LLC (formerly Met
                                                                           Investors Advisory Corp.); since July
                                                                           2000, Executive Vice President of
                                                                           Metlife Investors Group, Inc.; from June
                                                                           1996 to July 2000, Senior Vice
                                                                           President of Equitable Distributors, Inc.
                                                                           and Vice President of Equitable Life
                                                                           Assurance Society of the United States.

Stephen M. Alderman (42)       Trustee                From December 2000   Since November 1991, Partner in the           21
                                                          to present       law firm of Garfield and Merel, Ltd.

Jack R. Borsting (72)          Trustee                From December 2000   Currently, Professor of Business              21
                                                          to present       Administration & Dean Emeritus,

                                                                           Marshall
                                                                           School
                                                                           of
                                                                           Business,
                                                                           University
                                                                           of
                                                                           Southern
                                                                           California
                                                                           (USC);
                                                                           from
                                                                           1995-2001,
                                                                           Executive
                                                                           Director,
                                                                           Center
                                                                           for
                                                                           Telecommunications
                                                                           Management,
                                                                           USC;
                                                                           from
                                                                           1988-1995,
                                                                           Dean
                                                                           of
                                                                           Marshall
                                                                           School
                                                                           of
                                                                           Business,
                                                                           USC.

Gregory P. Brakovich* (49)     Executive Vice         From December 2000   Since April 2000, Co-Chief Executive          21
                               President and Trustee      to present       Officer of MetLife Investors Group, Inc.
                                                                           (formerly Security First Group, Inc.),
                                                                           MetLife Investors Distribution Company
                                                                           and Met Investors Advisory LLC; from
                                                                           April 1996 to April 2000, Co-Chief
                                                                           Executive Officer and President of
                                                                           Equitable Distributors, Inc. and Senior
                                                                           Vice President of the Equitable Life
                                                                           Assurance Society of the United States

Theodore A. Myers (71)         Trustee                From December 2000   Since 1993, Financial Consultant;             21
                                                          to present

Tod A. Parrott (64)            Trustee                From December 2000   Since June 1996, Managing Partner,            21
                                                          to present       Rockaway Partners Ltd. (financial
                                                                           consultants)



Dawn M. Vroegop (35)           Trustee                From December 2000   Since September 1999, Managing                21
                                                          to present       Director, Dresdner RCM Global
                                                                           Investors; from July 1994 to July 1999,
                                                                           Director, Schroder Capital Management
                                                                           International

Roger T. Wickers (67)          Trustee                From December 2000   Since 1995, retired; from 1980 to             21
                                                          to present       1995, Senior Vice President and
                                                                           General Counsel, Keystone Group Inc.
                                                                           and the Keystone Group of Mutual
                                                                           Funds.

James A. Shepherdson, III (49) Executive Vice         From December 2000   Since April 2000, Co-Chief Executive
                               President                  to present       Officer of Metlife Investors Group, Inc.,
                                                                           MetLife Investors Distribution Company
                                                                           and Met Investors Advisory LLC (Met
                                                                           Investors Advisory Corp.); from April
                                                                           1996 to April 2000, Co-Chief Executive
                                                                           Officer of Equitable Distributors, Inc.
                                                                           and Senior Vice President of the
                                                                           Equitable Life Assurance Society of the
                                                                           United States.



                                      Other Directorships Held
Name, Age and Address                    Outside the Trust
---------------------          ---------------------------------------
Elizabeth M. Forget* (35)                       None









Stephen M. Alderman (42)                        None


Jack R. Borsting (72)          Director, Plato Learning, Inc., Whitman
                               Education Group, Ivax Diagnostics and
                               Los Angeles Orthopedic Hospital;
                               Trustee, Institute of Defense Analyses
                               (IDA) and The Rose Hills Foundation




Gregory P. Brakovich* (49)       Board member of Southern California
                                College; Board member, University of
                                Southern California Catholic Center;
                                Board member, St. Francis High School
                                         Board of Directors






Theodore A. Myers (71)           Trustee of 38 Van Kampen closed-end
                                                funds

Tod A. Parrott (64)                 Director, U.S. Stock Transfer
                                    Corporation; Director Bonfire
                                  Foundation; Director, Los Angeles
                               Orthopedic Hospital; Trustee, The Rose
                                          Hills Foundation

Dawn M. Vroegop (35)               Board member of City College of
                                      San Francisco Foundation




Roger T. Wickers (67)            From 1995 to 1998, Chairman of the
                                 Board of Directors of two American
                                  International Group mutual funds



James A. Shepherdson, III (49)










                                                                                                               Number of
                                                                                                               Portfolios
                                                                                                                Overseen
                                Position(s)         Term of Office/            Principal Occupation(s)         Within the
Name, Age and Address       Held with the Trust  Length of Time Served           During Past 5 Years             Trust
---------------------       -------------------  ---------------------         -----------------------         ----------

Richard C. Pearson (58)    Vice President and     From December 2000   Since November 2000, Vice President,
                           Secretary                  to present       General Counsel and Secretary of Met
                                                                       Investors Advisory LLC (formerly Met
                                                                       Investors Advisory Corp.); from 1998 to
                                                                       November 2000, President, Security
                                                                       First Group, Inc.; from 1983 to 1997,
                                                                       Senior Vice President, General Counsel,
                                                                       Security First Group, Inc.

R. Mark Brandenberger (35) Vice President, Chief  From December 2000   Since June 2000, Executive Vice
                           Financial Officer and      to present       President-CFO of MetLife Investors
                           Treasurer                                   Group, Inc., and since March 2001,
                                                                       Met Investors Advisory LLC (formerly
                                                                       Met Investors Advisory Corp.) and Met
                                                                       Investors Distribution Company; from
                                                                       October 1996 to June 2000, Vice
                                                                       President -- Strategic Planning of
                                                                       Equitable Distributors, Inc.



                           Other Directorships Held
Name, Age and Address         Outside the Trust
---------------------      ------------------------

Richard C. Pearson (58)








R. Mark Brandenberger (35)









--------
* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget and Mr. Brakovich are interested persons of the Trust as a result of their affiliation with the Manager and the Distributor.

Additional information about the Portfolios' trustees and executive officers may be found in the Statement of Additional Information. A copy of the current version of this document is available to you free upon request by contacting the Trust either by mail at Met Investors Series Trust, 22 Corporate Plaza Drive, Newport Beach, CA 92660 or by phone at 1-800-848-3854.

                              MetLife(R)Investors
                           22 Corporate Plaza Drive
                            Newport Beach, CA 92660

Notes to Pro forma Combining Financial Statements (Unaudited)
December 31, 2001

The Pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Loomis Sayles High Yield Bond Portfolio in exchange for shares of the Lord Abbett Bond Debenture Portfolio at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, Lord Abbett Bond Debenture Portfolio, and the results of operations of Lord Abbett Bond Debenture Portfolio for pre-combination periods will not be restated. The Pro forma combined financial statements do not reflect the expenses of either fund in carrying out its obligation under the proposed Agreement and Plan or Reorganization. All of the costs of the reorganization will be paid by MetLife or one of it's affiliates.

The Pro forma unaudited combining statements of assets and liabilities and portfolio of investments reflect the financial position of the Lord Abbett Bond Debenture Portfolio and the Loomis Sayles High Yield Bond Portfolio, as though the reorganization occurred as of December 31, 2001. The Pro forma unaudited statements of operations reflect the results of operations of each of the merged funds for the period ended December 31, 2001, as though the reorganization occurred as of the beginning of the period.

The Pro forma combining statements should be read in conjunction with the financial statements and financial highlights for the Loomis Sayles High Yield Bond Portfolio and Lord Abbett Bond Debenture Portfolio which are incorporated by reference in the Statement of Additional Information.


Combined Pro forma Statement of Assets and Liabilities
12/31/2001 (Unaudited)
                                                                                                Adjustments             Post Merger
                                                   Lord Abbett Bond    Loomis Sayles High   (References are to      Lord Abbett Bond
                                                  Debenture Portfolio  Yield Bond Porfolio  Pro forma footnotes) Debenture Portfolio
------------------------------------------------

Assets:
Investments in securities, at market value*.....$     196,737,383        70,435,509                 -                   267,172,892
Cash............................................          145,019               854                 -                       145,873
Dividends & Interest receivables................        3,458,138         1,407,880                 -                     4,866,018
Receivable for investments sold.................          525,693           109,198                 -                       634,891
Receivable for fund shares sold.................          110,034            55,027                 -                       165,061
Prepaid expenses and other assets...............                -             3,569                 -                         3,569
                                                    --------------    --------------           --------------        --------------
          Total assets..........................      200,976,267        72,012,037                 -                   272,988,304
                                                    --------------    --------------           --------------        --------------


Liabilities:
Payable for investments purchased...............           144,458              -                    -                      144,458
Payable for fund shares redeemed................            67,200           70,827                  -                      138,027
Investment advisory fee payable (Note ).........            83,220           40,919                  -                      124,139
Return of securities on loan....................        14,619,770        2,516,118                  -                   17,135,888
12b1 Fees Class B...............................             5,730              -                    -                        5,730
Accrued expenses and other liabilities..........            52,246           26,114                  -                       78,360
                                                     --------------   --------------              --------------
          Total liabilities.....................        14,972,624        2,653,978                  -                   17,626,602
                                                     --------------   --------------              --------------     --------------

Net Assets                                       $     186,003,643    $  69,358,059              $   -               $  255,361,702
                                                     ==============   ==============              ==============     ==============
Composition of Net Assets:
Paid in surplus.................................       197,026,315       86,921,899                  -                  283,948,214
Undistributed/(distributions in excess of)
        net investment income...................        12,540,590        5,597,567                  -                   18,138,157
Accumulated net realized loss...................       (15,053,429)     (15,315,424)                 -                 (30,368,853)
Net unrealized appreciation/depreciation........        (8,509,833)      (7,845,983)                 -                 (16,355,816)
                                                     --------------   --------------              --------------
                                                     --------------   --------------              --------------     --------------
Net assets applicable to capital stock outstanding $    186,003,643   $  69,358,059                   -                 255,361,702
                                                     ==============   ==============               ==============    ==============

Net Assets:
Class A                                                 154,228,155      69,357,962                    -                223,586,117
Class B                                                  31,775,488             -                      -                 31,775,488
Class E                                                       -                 97                     -                         97

Capital Shares Outstanding:
Class A                                                  13,741,213       8,887,584                (2,705,948)(a)        19,922,849
Class B                                                   2,836,074             -                      -                  2,836,074
Class E                                                        -                12                         (3)(a)                 9

Net Asset Value and Offering Price Per Share:
Class A                                                       11.22             7.80                    -                     11.22
Class B                                                       11.20             0.00                    -                     11.20
Class E                                                        0.00             8.08                    -                     11.20

* Investmetns in securities at cost                      205,247,216     75,763,451                     -               281,010,667



Combined Pro forma Statement of Operations
For the period ended December 31, 2001 (Unaudited)                                              Adjustments             Post Merger
                                                   Lord Abbett Bond    Loomis Sayles High   (References are to      Lord Abbett Bond
                                                  Debenture Portfolio  Yield Bond Porfolio  Pro forma footnotes) Debenture Portfolio
-------------------------------------------------

Investment Income:
              Interest............................$        13,464,626  $  8,351,657                     -         $      21,816,283
              Dividends...........................            505,329       404,043                     -                   909,372
                                                       --------------   --------------            --------------     --------------
                                                           13,969,955     8,755,700                     -                22,725,655
                                                        --------------   --------------           --------------     --------------

Expenses:
              Investment advisory fee                       1,015,196       513,125                 (73,304)(b)           1,455,017
              Custody,fund accounting,administration
                   and transfer agent fees                    162,176           -                   104,386 (c)             266,562
              Custody fees                                        -         104,386                (104,386)(c)                -
              Audit                                            15,023        14,424                 (14,424)(e)              15,023
              Legal                                            16,533           279                       -                  16,812
              Insurance                                         5,376         2,713                       -                   8,089
              Miscellaneous Fees                                  750           493                       -                   1,243
              Directors                                         7,487        11,746                       -                  19,233
              Shareholder reporting                            16,524        27,860                       -                  44,384
                                                          --------------   --------------          --------------    --------------
                   Total expenses ....................       1,239,065      675,026                   (87,728)            1,826,363
                   Less expenses waived and reimbursed
                        by the advisor                         (59,249)         -                     (75,795)(b)         (135,044)
                                                          --------------   --------------          --------------    --------------
                   Net expenses                               1,179,816     675,026                   (163,523)           1,691,319
                                                          --------------   --------------          --------------    --------------
              Net investment income....................      12,790,139   8,080,674                     163,523          21,034,336
                                                          --------------   --------------          --------------    --------------

Realized and Unrealized Gain (Loss) on Invesments:
Net realized loss on:
              Investment transactions .................      (11,855,449) (13,887,829)                     -           (25,743,278)
              Foreign currency transactions............            -        (116,698)                      -              (116,698)
                                                          --------------   --------------          --------------    --------------

Net realized loss on investments, and foreign
              currency transactions.....................     (11,855,449   (14,004,527)                     -          (25,859,976)
                                                           --------------   --------------         --------------   --------------
Net change in unrealized appreciation/depreciation
        on investments and foreign currency
        transactions....................................       5,301,060   4,370,355                        -             9,671,415
                                                          --------------   --------------           --------------   --------------
Net realized and unrealized gain/(loss) on investments
        and foreign currency transactions...............     (6,554,389)  (9,634,172)                        -         (16,188,561)
                                                          --------------   --------------           --------------   --------------
Net increase in net assets resulting from operations....$     6,235,750   $  (1,553,498)            $     163,523    $    4,845,775
                                                          ==============   ==============           ==============   ==============


Interest Income included security lending income of    $         25,080   $   8,766                 $         -       $      33,846

Notes to Pro forma Combining Financial Statements (Unaudited)
December 31, 2001

Note a
Reflects change in shares outstanding due to the conversion of Loomis Sayles High Yield Bond Portfolio shares into the Lord Abbett Bond Debenture Portfolio shares based on the net asset value of the Lord Abbett Bond Portfolio shares at December 31, 2001

Note b
Reflects the Lord Abbett Bond Debenture Portfolio's investment advisory rate of 0.60%

Note c
Reflects reclassification of certain balances to conform with the Lord Abbett Bond Debenture Portfolio's expense structure

Note d
Reflects adjustment to the level of the Lord Abbett Bond Debenture Portfolio's expense cap of 0.70%

Note e
Reflects adjustment for estimated cost savings arising from the merger

Note f
No realignment of the portfolio is expected in connection with the merger

                                                               Lord Abbett Bond  Loomis Sayles High
                                         Maturity                  Debenture    Yield Bond         Combined
Asset Description                        Date             Rate    Shares/Par/   Shares/Par/       Shares/Par/           Market Value


AEI RES INC AEI HLDGS INC                12/15/2005       10.5      1,000,000                       1,000,000                540,000
AES TR VII                               00/00/0000          0         10,000                          10,000                285,000
AES CORP                                 06/01/2009        9.5      1,500,000                       1,500,000              1,372,500
AES Corp.                                8/15/2007       8.375        300,000                         300,000                243,000
AES Corp.                                9/15/2010       9.375        250,000                         250,000                216,978
AES Corp.                                2/15/2011       8.875        300,000                         300,000                246,000
AES Corp.                                11/1/2027       8.875        500,000                         500,000                361,290
AK STL CORP                              12/15/2006      9.125        250,000                         250,000                256,875
ASML HLDG N V                            10/15/2006       5.75        400,000                         400,000                478,252
ABITIBI CONSOLIDATED INC                 08/01/2010       8.55        750,000                         750,000                791,711
ACE LTD                                  00/00/0000          0         10,000                          10,000                817,000
ACKERLEY GROUP INC                       01/15/2009          9      1,500,000                       1,500,000              1,599,375
ADVANCEPCS                               04/01/2008        8.5        500,000                         500,000                522,500
AFFILIATED COMPUTERS SVCS                02/15/2006        3.5        500,000                         500,000                697,500
AFFYMETRIX INC                           02/15/2007       4.75        750,000       700,000         1,450,000              1,096,688
Affymetrix, Inc. (144A)                  2/15/2007        4.75        250,000                         250,000                188,438
AIRGAS INC                               10/01/2011      9.125      1,000,000                       1,000,000              1,060,000
ALAMOSA DEL INC                          02/01/2011       12.5        850,000                         850,000                871,250
ALAMOSA DEL INC                          08/15/2011     13.625        500,000                         500,000                527,500
ALAMOSA DEL INC                          02/15/2005          0        550,000                         550,000                335,500
ALLBRITTON COMMUNICATIONS                11/30/2007       9.75      1,000,000                       1,000,000              1,050,000
ALLIANT TECHSYSTEMS INC                  05/15/2011        8.5        750,000                         750,000                783,750
ALLIED WASTE NORTH AMER IN               01/01/2009      7.875      1,500,000                       1,500,000              1,477,500
AMERICAN GREETINGS                       07/15/2008      11.75        750,000                         750,000                776,250
AMERICAN INTL GROUP INC                  05/15/2007        0.5        850,000                         850,000                840,438
AMERICAN STD COS INC DEL                 06/01/2009       8.25      1,250,000                       1,250,000              1,306,250
AMERICAN TOWER CORP                      02/01/2009      9.375        750,000                         750,000                607,500
AMERISOURCEBERGEN CORP                   09/01/2008      8.125        500,000                         500,000                515,000
ANADARKO PETE CORP                       03/07/2020       0.01      1,000,000                       1,000,000                726,250
ANTHEM INC                               00/00/0000          0          5,700                           5,700                364,800
ARMCO INC                                09/15/2007          9        500,000                         500,000                507,500
AUTONATION INC DEL                       08/01/2008          9        500,000                         500,000                511,250
AVIS GROUP HLDGS INC                     05/01/2009         11      1,000,000                       1,000,000              1,065,000
AZTAR CORP                               05/15/2007      8.875      1,000,000                       1,000,000              1,037,500
BE AEROSPACE INC                         05/01/2011      8.875      1,000,000                       1,000,000                855,000
BISYS GROUP INC                          03/15/2006          4        500,000                         500,000                588,750
BRIGGS + STRATTON CORP                   03/15/2011      8.875        500,000                         500,000                525,000
CSC HLDGS INC                            08/15/2009      8.125      1,000,000                       1,000,000              1,028,564
CSC HLDGS INC                            05/15/2016       10.5        300,000                         300,000                327,000
CSC Holdings, Inc.                       7/15/2018       7.625        500,000                         500,000                473,085
CALPINE CORP                             04/01/2008      7.875      1,500,000                       1,500,000              1,361,265
Calpine Corp.                            2/15/2011         8.5        350,000                         350,000                313,250
Calpine Canada Energy Finance ULC        10/15/2007       8.75        200,000                         200,000                107,130
CANADIAN NATL RY CO                      00/00/0000          0          7,000                           7,000                458,500
CELL THERAPEUTICS INC                    06/15/2008       5.75        750,000                         750,000                715,313
CENTRAL GARDEN AND PET CO                11/15/2003          6        500,000                         500,000                423,125
CENTURY ALUM CO                          04/15/2008      11.75        250,000                         250,000                260,000
CENTURY COMMUNICATIONS COR               03/01/2005        9.5      1,500,000                       1,500,000              1,481,250
CENTURY COMMUNICATIONS COR               12/15/2007      8.375        500,000                         500,000                461,875
1/15/2008OMMUNICATIONS COR                                0.01        200,000                         200,000                102,000
11/15/2017MMUNICATIONS COR                               8.375        700,000                         700,000                525,000
CHARTER COMMUNICATIONS HLD               04/01/2009      8.625      1,000,000                       1,000,000                967,500
CHARTER COMMUNICATIONS HLD               04/01/2009         10      1,000,000                       1,000,000              1,031,250
CHARTER COMMUNICATIONS HLD               05/15/2011         10        500,000                         500,000                511,250
4/1/2004COMMUNICATIONS HLD                                   0      1,900,000                       1,900,000              1,368,000
5/1/2006COMMUNICATIONS HLD                               11.75        350,000                         350,000                215,250
CHATTEM INC                              04/01/2008      8.875        427,000                         427,000                409,920
CHESAPEAKE ENERGY CORP                   11/01/2008      8.375        500,000                         500,000                496,250
Chesapeake Energy Corp.                  3/15/2012         8.5        200,000                         200,000                200,000
COLLINS + AIKMAN PRODS CO                04/15/2006       11.5      1,000,000                       1,000,000                980,000
COMVERSE TECHNOLOGY INC                  12/01/2005        1.5        900,000                         900,000                691,875
CONAGRA INC                              09/15/2006          6      1,000,000                       1,000,000              1,024,341
CONTINENTAL AIRLS INC                    12/15/2005          8      1,200,000                       1,200,000              1,002,000
COX COMMUNICATIONS INC NEW               00/00/0000          0         17,000                          17,000                971,550
CREDIT SUISSE FIRST BOSTON               05/01/2010          2        500,000                         500,000                418,125
CROSS TIMBERS OIL CO                     04/01/2007       9.25      1,250,000                       1,250,000              1,312,500
CROWN CASTLE INTL CORP                   08/01/2011      10.75      1,000,000                       1,000,000                982,500
CROWN CASTLE INTL CORP                   08/01/2011      9.375        500,000                         500,000                461,250
CYRAS SYS INC                            08/15/2005        4.5        500,000                         500,000                585,000
D R HORTON INC                           04/15/2006         10      1,000,000                       1,000,000              1,035,000
DEAN FOODS CO                            05/15/2009      6.625      1,100,000                       1,100,000              1,019,357
DECISIONONE CORP NEW                     00/00/0000          0             66                              66                      0
DEL MONTE CORP                           05/15/2011       9.25        500,000                         500,000                525,000
DELCO REMY INTL INC                      05/01/2009         11      1,000,000                       1,000,000              1,025,000
DOLE FOOD INC                            07/15/2013      7.875      1,000,000                       1,000,000                989,931
DOMINION RES INC VA NEW                  00/00/0000          0         10,000                          10,000                597,200
DUN + BRADSTREET CORP DEL                03/15/2006      6.625        500,000                         500,000                509,847
DYNCORP ACQUIRED BY DME HL               03/01/2007        9.5      1,250,000                       1,250,000              1,281,250
ECHOSTAR DBS CORP                        01/15/2009      9.125      1,000,000                       1,000,000              1,007,500
ECHOSTAR BROADBAND CORP                  10/01/2007     10.375        600,000                         600,000                631,500
ELAN FIN CORP LTD                        12/14/2018       0.01      2,000,000                       2,000,000              1,417,500
ENCOMPASS SVCS CORP                      05/01/2009       10.5        500,000                         500,000                327,500
EQUITY SECS TR I                         00/00/0000          0         10,000                          10,000                445,000
FEDERAL HOME LN MTG CORP                 07/15/2005          7        700,000                         700,000                761,291
FEDERAL HOME LN MTG CORP                 07/15/2006        5.5      3,000,000                       3,000,000              3,086,166
FNMA POOL                                10/01/2031        6.5      7,889,760                       7,889,760              7,905,046
FELCOR LODGING LTD PARTNER               06/01/2011        8.5      1,001,000                       1,001,000                965,965
FERRO CORP                               01/01/2009      9.125      1,000,000                       1,000,000              1,029,521
FISHER SCIENTIFIC INTL INC               02/01/2008          9      1,000,000                       1,000,000              1,030,000
FONDA GROUP INC                          03/01/2007        9.5        250,000                         250,000                226,250
FORD MTR CR CO                           10/25/2011       7.25      1,500,000                       1,500,000              1,462,205
FOREST OIL CORP                          06/15/2008          8      1,000,000                       1,000,000              1,010,000
FOX LIBERTY NETWORKS LLC                 08/15/2007      8.875      1,000,000                       1,000,000              1,040,000
FRESENIUS MED CARE CAP TR                02/01/2008      7.875        550,000                         550,000                552,750
FRESENIUS MED CARE CAP TR                12/01/2006          9        500,000                         500,000                516,250
FRONTIERVISION OPER PARTNS               10/15/2006         11      1,000,000                       1,000,000              1,036,250
FRONTIERVISION HLDGS LP                  09/15/2007          1      1,000,000                       1,000,000              1,053,750
GEORGIA PAC CORP                         00/00/0000          0         15,000                          15,000                466,350
GETTY IMAGES                             03/15/2007          5        500,000                         500,000                414,375
GLOBAL CROSSINGS HLDGS LTD               05/15/2008      9.625      1,000,000                       1,000,000                120,000
GLOBO COMMUNICACOES E PART               12/05/2008     10.625        750,000                         750,000                504,375
GOODYEAR TIRE + RUBR CO                  08/15/2011      7.857        650,000                         650,000                604,997
GRAY COMMUNICATIONS SYS IN               10/01/2006     10.625        500,000                         500,000                526,875
GREAT ATLANTIC + PAC TEA I               04/15/2007       7.75        500,000                         500,000                480,000
GREAT ATLANTIC + PAC TEA I               12/15/2011      9.125      1,000,000                       1,000,000              1,007,500
GRUMA S A DE C V                         10/15/2007      7.625        500,000                         500,000                471,250
HARRAHS OPER INC                         01/15/2009        7.5      1,700,000                       1,700,000              1,720,847
HEALTHSOUTH CORP                         10/01/2008      10.75        500,000                         500,000                552,500
HEALTHSOUTH CORP                         10/01/2011      8.375      1,000,000                       1,000,000              1,035,000
HERITAGE MEDIA CORP                      02/15/2006       8.75      1,000,000                       1,000,000              1,022,500
HILTON HOTELS CORP                       02/15/2011       8.25      1,000,000                       1,000,000                972,470
Hilton Hotels Corp.                      5/15/2006           5        495,000                         495,000                439,907
HOST MARRIOT L P                         10/01/2007       9.25      1,000,000                       1,000,000              1,001,250
HOST MARRIOTT L P                        01/15/2007        9.5        225,000                         225,000                226,406
Host Marriot, L.P.                       2/15/2006       8.375        300,000                         300,000                287,250
HUNTSMAN ICI CHEMS LLC                   07/01/2009     10.125        500,000                         500,000                482,500
IMC GLOBAL INC                           06/01/2011      11.25      1,000,000                       1,000,000              1,070,000
IMC Global, Inc.                         8/1/2003          6.5        255,000                         255,000                251,379
IMC Global, Inc.                         1/15/2005        6.55        125,000                         125,000                116,054
INGLES MKTS INC                          12/01/2011      8.875        750,000                         750,000                740,625
INSIGHT HEALTH SVCS CORP                 11/01/2011      9.875        150,000                         150,000                156,000
INSIGHT COMMUNICATIONS INC               02/15/2011          1      1,000,000                       1,000,000                595,000
INTEGRATED ELECTRICAL SVCS               02/01/2009      9.375        500,000                         500,000                445,000
INTERFACE INC                            11/15/2005        9.5      1,000,000                       1,000,000                900,000
INTEREP NATL RADIO SALES I               07/01/2008         10        850,000                         850,000                556,750
INTERMEDIA COMMUNICATIONS                03/01/2009        9.5      1,000,000                       1,000,000              1,076,250
Intermedia Communications, Inc.          11/1/2007       8.875        250,000                         250,000                262,813
Intermedia Communications, Inc.          1/15/2008         8.5        650,000                         650,000                665,438
Intermedia Communications, Inc.          6/1/2008          8.6        250,000                         250,000                257,813
INTERNATIONAL PAPER CO                   07/08/2005      8.125      1,000,000                       1,000,000              1,081,867
INTERPUBLIC GROUP COS INC                09/16/2004        1.8        600,000                         600,000                570,000
INTERPUBLIC GROUP                        06/01/2006       1.87        750,000                         750,000                594,375
IRON MNT INC PA                          04/01/2013      8.625      1,000,000                       1,000,000              1,045,000
IVAX CORPORATION                         05/15/2007        5.5      1,000,000                       1,000,000              1,003,750
JMH FIJNANCE LTD                         09/06/2007       4.75      1,500,000                       1,500,000              1,434,375
JUNIPER NETWORKS INC                     03/15/2007       4.75      1,000,000       645,000         1,645,000              1,197,625
KCS ENERGY INC                           01/15/2003         11        750,000                         750,000                750,000
K MART CORP                              06/15/2008      9.875        750,000       100,000           850,000                702,796
K-Mart Corp.                             2/1/2023         7.95        350,000                         350,000                223,651
PRIMEDIA INC                             06/01/2004      10.25        425,000                         425,000                403,750
KANSAS CITY PWR + LT CO                  12/15/2005      7.125        500,000                         500,000                520,602
KERR MCGEE CORP                          02/15/2010       5.25      1,000,000                       1,000,000              1,120,000
KEY ENERGY SVCS INC                      03/01/2008      8.375        750,000                         750,000                761,250
KRAFT FOODS INC                          11/01/2006      4.625      1,200,000                       1,200,000              1,175,272
LSI LOGIC CORP                           02/15/2005          4      1,000,000       100,000         1,100,000                933,860
L 3 COMMUNICATIONS CORP                  05/01/2007     10.375      1,000,000                       1,000,000              1,076,250
L 3 COMMUNICATIONS HLDGS I               06/01/2009       5.25        200,000                         200,000                259,250
LAMAR MEDIA CORP                         12/01/2006      9.625      1,500,000                       1,500,000              1,573,125
LAND O LAKES INC                         11/15/2011       8.75        500,000                         500,000                485,000
LEINER HEALTH PRODS INC                  07/01/2007      9.625      1,000,000                       1,000,000                155,000
LENNAR CORP                              03/01/2009      7.625      1,000,000                       1,000,000              1,005,000
LEVEL 3 COMMUNICATIONS INC               03/15/2008         11      1,000,000                       1,000,000                505,000
LEVEL 3 COMMUNICATIONS INC               03/15/2010          1        157,000                         157,000                 36,895
LEVI STRAUSS + CO NEW                    01/15/2008     11.625        500,000                         500,000                445,000
LIBERTY MEDIA CORP                       01/15/2031        3.5      1,000,000                       1,000,000                762,500
LONE STAR TECHNOLOGIES INC               06/01/2011          9        500,000                         500,000                422,500
SWISS LIFE FINANCE                       05/20/2005          2      1,000,000                       1,000,000              1,036,250
M D C HLDGS INC                          02/01/2008      8.375      1,000,000                       1,000,000              1,015,000
MANDALAY RESORT GROUP                    02/15/2010      9.375      1,000,000                       1,000,000              1,001,250
MASTEC INC                               02/01/2008       7.75        400,000                         400,000                336,000
MEDIACOM LLC/ MEDIACOM CAP               04/15/2008        8.5      1,000,000                       1,000,000              1,010,000
MERCURY INTERACTIVE CORP                 07/01/2007       4.75        700,000                         700,000                574,000
MERRILL LYNCH + CO MTN                   12/15/2005        1.5        500,000                         500,000                449,100
MICHAEL FOODS INC NEW                    04/01/2011      11.75        500,000                         500,000                542,500
MIDLAND FDG CORP I                       07/23/2002      10.33         32,117                          32,117                 32,241
MILLICOM INTL CELLULAR S A               06/01/2006       13.5      1,000,000                       1,000,000                665,000
MISSION RES CORP                         04/01/2007     10.875        650,000                         650,000                588,250
MOHEGAN TRIBAL GAMING AUTH               01/01/2009       8.75      1,500,000                       1,500,000              1,560,000
MORGAN STANLEY DEAN WITTER               00/00/0000          0         30,000                          30,000                189,000
NTL INC                                  00/00/0000          0            522                             522                     26
NTL, Inc.                                2/1/2006         11.5        675,000                         675,000                216,000
NTL, Inc.                                2/15/2007          10        430,000                         430,000                137,600
NTL COMMUNICATIONS CORP                  10/01/2008          1      1,250,000                       1,250,000                318,750
NAVISTAR INTL CORP NEW                   06/01/2006      9.375      1,405,000                       1,405,000              1,482,275
NEWPORT NEWS SHIPBUILDING                12/01/2006       9.25        500,000                         500,000                526,250
NEXTEL COMMUNICATIONS INC                02/15/2008          1      1,000,000       200,000         1,200,000                827,500
NEXTEL COMMUNICATIONS                    01/15/2010       5.25        700,000                         700,000                426,125
NEXTEL COMMUNICATIONS                    02/01/2011        9.5      2,850,000                       2,850,000              2,230,125
NEXTEL COMMUNICATIONS                    11/15/2009      9.375        600,000                         600,000                465,000
Nextel International, Inc.               4/15/2008           1      1,950,000                       1,950,000                 97,500
Nextel International, Inc.               8/1/2010        12.75        500,000                         500,000                 35,000
NORTEK INC                               08/01/2008      8.875        750,000                         750,000                755,625
NORTEK INC                               06/15/2011      9.875        750,000                         750,000                746,250
OM GROUP INC                             12/15/2011       9.25        300,000                         300,000                307,500
OFFICE DEPOT INC                         07/15/2008         10        500,000                         500,000                545,000
OSHKOSH TRUCK CORP                       03/01/2008       8.75      1,500,000                       1,500,000              1,533,750
OWENS ILL INC                            05/15/2004       7.85        400,000                         400,000                390,000
PPL ENERGY SUPPLY LLC                    11/01/2011        6.4      1,500,000                       1,500,000              1,399,340
PACKARD BIOSCIENCE INC                   03/01/2007      9.375        400,000                         400,000                422,500
PARK PL ENTMT CORP                       12/15/2005      7.875      1,000,000                       1,000,000                998,750
PARK PL ENTMT CORP                       02/15/2007      9.375        400,000                         400,000                419,000
PARKER DRILLING CO                       08/01/2004        5.5      1,000,000                       1,000,000                893,750
PARKER DRILLING CO                       11/15/2006       9.75      1,250,000       250,000         1,500,000              1,498,750
PENNSYLVANIA PWR + LT CO                 03/01/2006       6.55      1,250,000                       1,250,000              1,278,303
PENNZOIL QUAKER ST CO                    11/01/2008         10        750,000                         750,000                787,500
PENNZOIL QUAKER ST CO                    4/1/2029        7.375      1,315,000                       1,315,000              1,048,713
POGO PRODUCING CO                        05/15/2007       8.75        500,000                         500,000                513,750
Pogo Producing Co.                       6/15/2006         5.5        200,000                         200,000                194,340
PRICE COMM WIRELESS INC                  12/15/2006      9.125        750,000                         750,000                798,750
PRIME MED SVCS INC NEW                   04/01/2008       8.75      1,000,000                       1,000,000                930,000
R H DONNELLEY INC                        06/01/2008      9.125      1,500,000                       1,500,000              1,554,375
RAYTHEON CO                              00/00/0000          0          6,000                           6,000                334,500
RAYTHEON CO                              03/15/2005        6.3      1,500,000                       1,500,000              1,548,572
REGIONS FINL CORP                        03/01/2011          7      1,000,000                       1,000,000              1,033,495
RENAISSANCE MEDIA LA LLC                 04/15/2008          1        750,000                         750,000                603,750
ROCHE HLDGS INC                          01/19/2015       0.01      2,000,000                       2,000,000              1,472,500
ROGERS CANTEL INC                        10/01/2007        8.3      1,000,000                       1,000,000                980,000
ROGERS WIRELESS INC                      05/01/2011      9.625        500,000                         500,000                517,500
SBA COMMUNICATIONS CORP                  03/01/2008          1      1,000,000                       1,000,000                755,000
SBA COMMUNICATIONS CORP                  02/01/2009      10.25        500,000                         500,000                430,000
SAFEKEEPING AGREEMENTS                   00/00/0000          0            436                             436                  1,247
SAFELITE GLASS CORP                      00/00/0000          0          6,452                           6,452                  1,250
SAFELITE GLASS CORP CL B                 00/00/0000          0         10,541                          10,541                  1,250
SAFELITE GLASS CORP CL A                 00/00/0000          0         15,811                          15,811                  1,251
SANDISK CORP                             11/15/2006        4.5        250,000                         250,000                255,938
SCHOLER HOMES                            07/15/2009      9.375        750,000                         750,000                780,000
SCOTTS CO                                01/15/2009      8.625      1,000,000                       1,000,000              1,030,000
SEALY MATTRESS CO                        12/15/2007      9.875        300,000                         300,000                301,500
SINCLAIR BROADCAST GROUP I               00/00/0000          0          8,500                           8,500                240,550
SINCLAIR BROADCAST GROUP I               09/30/2005         10      1,250,000                       1,250,000              1,291,663
SINCLAIR BROADCAST GROUP I               12/15/2011       8.75        500,000                         500,000                502,500
SIX FLAGS INC                            00/00/0000          0         30,000                          30,000                716,250
SIX FLAGS INC                            02/01/2009        9.5      1,000,000                       1,000,000              1,011,250
STATER BROS HLDGS INC                    08/15/2006      10.75        650,000                         650,000                676,000
STEINWAY MUSICAL INSTRS IN               04/15/2011       8.75        500,000                         500,000                497,500
STMICROELECTRONICS N V                   09/22/2009       0.01        500,000                         500,000                501,875
STONE CONTAINER CORP                     02/01/2008       9.25      1,000,000                       1,000,000              1,060,000
STONE ENERGY CORP                        12/15/2011       8.25        500,000                         500,000                510,000
TELECORP PCS INC                         07/15/2010     10.625      2,000,000                       2,000,000              2,330,000
Telecorp PCS, Inc.                       4/15/2004      11.625      1,125,000                       1,125,000                990,000
TELEFONICA DE ARGENTINA S                05/07/2008      9.125        500,000                         500,000                311,250
TELEWEST COMMUNICATIONS NE               04/15/2009          1      1,500,000       235,000         1,735,000                769,319
TEMBEC INDS INC                          06/30/2009      8.625      1,000,000                       1,000,000              1,045,000
TENNECO AUTOMOTIVE INC                   10/15/2009     11.625        500,000                         500,000                247,500
TIME WARNER TELECOM INC                  02/01/2011     10.125        300,000                         300,000                242,250
TRIAD HOSPS INC                          05/01/2009       8.75        500,000                         500,000                523,750
TRITON PCS INC                           05/01/2008          1      1,000,000                       1,000,000                910,000
TV AZTECA S A DE C V                     02/15/2007       10.5      1,000,000                       1,000,000                975,000
UNICCO SVC CO/UNICCO FIN C               10/15/2007      9.875        622,000                         622,000                556,690
UNISYS CORP                              06/01/2006      8.125        500,000                         500,000                500,000
UNITED PAN EUROPE COMMUNIC               11/01/2009      11.25        500,000                         500,000                 67,500
UNITED PARCEL SVC INC                    09/27/2007       1.75      1,000,000                       1,000,000                980,000
UNIVERSAL HEALTH SVCS INC                06/23/2020      0.426      1,000,000                       1,000,000                582,500
UROHEALTH SYS INC                        00/00/0000          0            250                             250                      0
VERSATEL TELECOMINTL NV                  07/15/2009     11.875        650,000                         650,000                224,250
VIRGINIA ELEC + PWR CO                   01/01/2024          7        700,000                         700,000                677,986
VITESSE SEMICONDUCTOR CORP               03/15/2005          4        700,000       800,000         1,500,000              1,169,750
VOICESTREAM WIRELESS CORP                11/15/2009     10.375        325,000                         325,000                370,500
WCI STEEL INC                            12/01/2004         10        500,000                         500,000                267,500
WACHOVIA CORP NEW                        10/01/2025      6.605      1,000,000                       1,000,000              1,047,874
WASHINGTON MUT INC                       00/00/0000          0         10,000                          10,000                478,750
WELLPOINT HEALTH NETWORKS                07/02/2019       0.01      1,000,000                       1,000,000                845,000
WILLIAMS COMM GROUP INC                  08/01/2010     11.875      1,500,000                       1,500,000                622,500
Williams Communications Group            8/1/2008         11.7        630,000                         630,000                269,325
Williams Communications Group (144A)                         0          1,500                           1,500                 21,375
WISCONSIN PUB SVC CORP                   08/01/2011      6.125        750,000                         750,000                742,195
Delta Air Lines, Inc.                    12/15/2009        7.9        100,000                         100,000                 90,500
Delta Air Lines, Inc.                    5/15/2010      10.125        150,000                         150,000                135,000
Delta Air Lines, Inc.                    12/15/2029        8.3        500,000                         500,000                400,000
United Air Lines, Inc.                   5/1/2004        10.67        445,000                         445,000                324,850
United Air Lines, Inc.                   1/15/2012       9.125        100,000                         100,000                 65,500
Phillips Van Heusen Corp.                11/15/2023       7.75        550,000                         550,000                467,500
Northwest Airlines Pass Through          3/1/2015         7.95        195,104                         195,104                169,288
Dana Corp.                               3/1/2004         6.25        150,000                         150,000                136,500
Dana Corp.                               3/1/2009          6.5        350,000                         350,000                287,000
Human Genome Sciences, Inc.              3/15/2007        3.75        320,000                         320,000                245,568
Arco Chemical Co.                        2/1/2020          9.8        707,000                         707,000                643,370
Lyondell Chemical Co.                    5/1/2009       10.875        150,000                         150,000                138,750
Solutia, Inc.                            10/15/2027      7.375        200,000                         200,000                155,701
Analog Devices, Inc.                     10/1/2005        4.75      1,050,000                       1,050,000                993,563
Cablevision SA                           4/30/2007       13.75        250,000                         250,000                 75,000
Lucent Technologies, Inc.                7/15/2006        7.25        150,000                         150,000                127,500
Nortel Networks, Ltd.                    2/15/2006       6.125        450,000                         450,000                374,535
Adelphia Communications Corp.            11/1/2006       10.25        350,000                         350,000                357,000
Adelphia Communications Corp.            6/15/2011       10.25        200,000                         200,000                198,000
Callable Net Enterprises, Inc.           5/15/2009       9.375        250,000                         250,000                 85,000
Fox Family Worldwide, Inc.               11/1/2007           1        450,000                         450,000                450,000
RCN Corp.                                7/1/2008           11         51,000                          51,000                 13,173
RCN Corp. (Series B)                     2/15/2008           1        170,000                         170,000                 45,687
Lucent Technologies, Inc.                1/15/2028         6.5        150,000                         150,000                 99,000
Lucent Technologies, Inc.                3/15/2029        6.45      1,250,000                       1,250,000                825,000
Xerox Corp.                              8/1/2004         7.15        150,000                         150,000                138,750
Clark Refining & Marketing, Inc.         11/15/2007      8.375         80,000                          80,000                 68,800
Pioneer Natural Resources Co.            1/15/2008         6.5        500,000                         500,000                461,250
Pioneer Natural Resources Co.            1/15/2028         7.2      1,510,000                       1,510,000              1,283,500
Trico Marine Services, Inc.              8/1/2005          8.5        100,000                         100,000                 90,000
Columbia/HCA Healthcare Corp.            6/15/2025        7.69        500,000                         500,000                475,000
Columbia/HCA Healthcare Corp.            12/1/2027        7.05        300,000                         300,000                274,500
Columbia/HCA Healthcare Corp.            7/15/2036        7.75        250,000                         250,000                231,108
Nuevo Energy Co.                         6/1/2008          9.5        200,000                         200,000                186,750
Nuevo Energy Co.                         10/1/2010       9.375        600,000                         600,000                560,250
Seagull Energy Corp.                     9/15/2027         7.5        250,000                         250,000                228,225
7/15/2018Power Associates, Ltd. (144A)                       9        300,000                         300,000                271,500
Espirito Santo-Escelsa                   7/15/2007          10      1,350,000                       1,350,000              1,147,500
Dillon Reed                              8/15/2018        7.43        350,000                         350,000                191,135
DR Structured Finance Corp.              8/15/2007         7.6        230,934                         230,934                184,123
DR Structured Finance Corp.              8/15/2015       8.375        500,000                         500,000                317,250
DR Structured Finance Corp.              8/15/2019        9.35        350,000                         350,000                225,225
Northern Telecom Capital Corp.           6/15/2026       7.875        270,000                         270,000                175,578
Panda Funding Corp.                      8/20/2012      11.625        243,035                         243,035                243,338
PTC International Finance B.V.           7/1/2002            0        560,000                         560,000                480,200
Salton Sea Funding Corp.                 5/30/2010        7.84        330,000                         330,000                313,576
Service Corp. International              10/1/2007       6.875        170,000                         170,000                145,775
Colt Telecom Group                       3/29/2006           2        350,000                         350,000                182,192
Colt Telecom Group                       4/3/2007            2      1,225,000                       1,225,000                621,293
Kon Kpn                                  11/24/2005        3.5        265,000                         265,000                192,509
Microcell Telecommunications             10/15/2002          0      1,900,000                       1,900,000                728,107
Xerox Capital Europe, Plc.               12/3/2004        5.25        300,000                         300,000                227,294
Xerox Corp.                              2/4/2004          3.5        650,000                         650,000                482,042
Republic of South Africa                 9/15/2015        13.5      3,125,000                       3,125,000                301,549
HMH Properties, Inc.                     8/1/2008        7.875        850,000                         850,000                786,250
ITT Corp.                                11/15/2015      7.375        250,000                         250,000                212,223
Zenith Corp.                             11/1/2009        8.19        424,000                         424,000                 33,920
Borden, Inc.                             3/15/2021         9.2        450,000                         450,000                238,500
Borden, Inc.                             2/15/2023       7.875        100,000                         100,000                 48,000
Dana Corp.                               3/1/2029            7        650,000                         650,000                442,000
Glencore Nickel Properties, Ltd.         12/1/2014           9        750,000                         750,000                412,500
Southern Peru, Ltd.                      5/30/2007         7.9        122,914                         122,914                120,456
APP China Group, Ltd. (144A)             3/15/2010          14        225,000                         225,000                 32,625
Crescent Real Estate Equities            9/15/2007         7.5        470,000                         470,000                424,078
Meditrust Corp.                          8/15/2007           7        660,000                         660,000                594,000
Murrin Murrin Holdings Property, Ltd.    8/31/2007       9.375        500,000                         500,000                365,000
JDN Realty Corp.                         8/1/2007         6.95        300,000                         300,000                255,135
Trinet Corporate Realty Trust, Inc.      5/15/2006        7.95        350,000                         350,000                345,177
Trinet Corporate Realty Trust, Inc.      7/15/2017         7.7        150,000                         150,000                118,425
Amazon.com, Inc.                         2/1/2009         4.75        450,000                         450,000                223,313
Amazon.com, Inc.                         2/16/2010       6.875        425,000                         425,000                191,306
J.C. Penney Co., Inc.                    12/15/2007        6.5        125,000                         125,000                118,750
J.C. Penney Co., Inc.                    10/15/2015      6.875        400,000                         400,000                330,000
J.C. Penney Co., Inc.                    8/15/2016        7.65        300,000                         300,000                258,437
J.C. Penney Co., Inc.                    4/1/2017         7.95        150,000                         150,000                132,182
J.C. Penney Co., Inc.                    11/15/2023      7.125        175,000                         175,000                143,450
Woolworth Corp.                          1/15/2022         8.5        900,000                         900,000                748,431
Cypress Semiconductor Corp.              2/1/2005            4         45,000                          45,000                 39,200
Triquint Semiconductor, Inc.             3/1/2007            4        300,000                         300,000                219,720
RF Micro Devices                         8/15/2005        3.75        150,000                         150,000                125,430
Solectron Corp.                          5/8/2020            0      1,000,000                       1,000,000                528,750
Barak I.T.C. Telecom, Ltd.               11/15/2007          1        500,000                         500,000                200,000
Cienna Corp.                             2/1/2008         3.75        300,000                         300,000                194,700
McCaw International, Ltd.                4/15/2007           1        800,000                         800,000                 40,000
3/6/2017ne Long Distance Telephone Co.                    8.35        900,000                         900,000                550,950
Tritel PCS, Inc.                         5/15/2009       12.75        550,000                         550,000                473,000
Tritel PCS, Inc.                         1/15/2011      10.375        200,000                         200,000                226,500
US Unwired, Inc.                         11/1/2009       13.38        800,000                         800,000                576,000
American President Cos., Ltd.            11/15/2003      7.125         50,000                          50,000                 39,000
American President Cos., Ltd.            1/15/2024           8        700,000                         700,000                399,000
AMR Corp.                                8/1/2012            9         95,000                          95,000                 87,400
Continental Airlines                     6/15/2021       6.703        195,920                         195,920                171,469
Seabulk International, Inc.              6/30/2007        12.5        256,546                         256,546                179,582
TBS Shipping International, Ltd.         7/8/2008           10        196,704                         196,704                 59,011
Bangko Sentral Philipinas                6/15/2027         8.6        650,000                         650,000                487,500
Bangkok Public Bank, Ltd. (144A)         3/15/2029       9.025        750,000                         750,000                607,500
Call-Net Enterprises                     8/15/2007        0.01        400,000                         400,000                104,000
Call-Net Enterprises                     8/15/2008           1      1,000,000                       1,000,000                250,000
Cerro Negro Finance, Ltd. (144A)         12/1/2020         7.9        150,000                         150,000                120,246
CTI Holdings S.A.                        4/15/2008        11.5        600,000                         600,000                 60,000
Federal Republic of Brazil               4/15/2014           8      1,077,481                       1,077,481                824,273
Federal Republic of Brazil               4/15/2024       8.875        280,000                         280,000                186,200
Federal Republic of Brazil               5/15/2027      10.125        300,000                         300,000                221,250
Ivory Coast, Inc.                        3/31/2018           2        593,750                         593,750                 93,516
Korea Electric Power Corp.               4/1/2016          7.4        267,775                         267,775                258,328
KPNQuest                                 6/1/2009        8.125        400,000                         400,000                257,000
Pemex Petroleos Mexicanos                9/15/2027         9.5        350,000                         350,000                365,750
Petroleos Mexicanos (144A)               12/1/2023       8.625        700,000                         700,000                680,750
Quezon Power Philippines Co.             6/15/2017        8.86        495,000                         495,000                331,650
Republic of Argentina (144A)             3/1/2029        8.875        500,000                         500,000                 80,400
Republic of Peru                         3/7/2003            4        650,000                         650,000                455,000
Republic of Philippines                  1/15/2019       9.875        300,000                         300,000                283,125
Republic of South Africa                 6/23/2017         8.5        650,000                         650,000                637,000
Republic of Venezuela                    9/15/2027        9.25      1,450,000                       1,450,000                904,800
Royal Caribbean Cruises, Ltd.            10/15/2027        7.5        650,000                         650,000                422,500
Tenaga Nasional Berhad (144A)            11/1/2025         7.5        915,000                         915,000                730,988
TFM S.A.                                 6/15/2002           0        750,000                         750,000                660,000
Thai Farmers Bank Public, Ltd. (144A)    8/21/2016        8.25        775,000                         775,000                627,750
Transportacione Maritima Mexica          11/15/2006      10.25        350,000                         350,000                262,500
Xerox Capital Europe, Plc.               5/15/2004       5.875        350,000                         350,000                322,000
Hexcel Corp.                             8/1/2003            7        225,000                         225,000                122,906
Hexcel Corp.                             8/1/2011            7        115,000                         115,000                 50,600
Human Genome (144A)                      3/15/2007        3.75        550,000                         550,000                415,938
Hutchingson Technology, Inc. (144A)      3/15/2005           6        107,000                         107,000                109,274
Maxtor Co.                               3/1/2012         5.75        360,000                         360,000                255,600
Quantum Corp.                            8/1/2004            7      1,075,000                       1,075,000                972,015
Western Digital                          2/18/2018           0        320,000                         320,000                131,200
Western Digital Corp. (144A)             2/18/2018           0      1,225,000                       1,225,000                502,250
Xerox Corp.                              4/21/2018        0.57         75,000                          75,000                 39,656
Glycomed, Inc.                           1/1/2003          7.5        450,000                         450,000                415,688
Nabi                                     2/1/2003          6.5        650,000                         650,000                650,000
Richardson Electronics, Ltd.             12/15/2006       7.25         40,000                          40,000                 31,850
Thermedics, Inc.                         6/1/2003         0.01        100,000                         100,000                 93,000
Sizeler Property Investments, Inc.       7/15/2003           8        100,000                         100,000                 99,230
Telewest Finance                         7/7/2005            6        400,000                         400,000                258,822
Colt Telecom Group, Plc.                 12/16/2006          2      1,400,000                       1,400,000                730,015
Telewest Communications                  2/19/2007        5.25        650,000                         650,000                531,508
Mascotech, Inc.                          12/15/2003        4.5      1,250,000                       1,250,000              1,043,750
CML Group, Inc.                          1/15/2003         5.5        200,000                         200,000                    126
CML Group, Inc. (144A)                   1/15/2003         5.5         50,000                          50,000                     32
Jacobson's Stores, Inc.                  12/15/2011       6.75        100,000                         100,000                 15,000
Broadband Technologies, Inc.             5/15/2001           5        300,000                         300,000                     93
Cypress Semiconductor Corp.              7/1/2005         3.75        750,000                         750,000                617,325
Amkor Technology, Inc.                   3/15/2007           5        600,000                         600,000                409,500
Aspect Telecommunications Corp.          8/10/2018           0        700,000                         700,000                190,750
Burns Philp & Co., Ltd.                  4/30/2004         5.5        300,000                         300,000                249,000
Rogers Communications, Inc.              11/26/2005          2      1,600,000                       1,600,000              1,263,360
S3, Inc.                                 10/1/2003        5.75        400,000                         400,000                270,000
Philippine Long Distance Telephone Co. (ADR)                 0         14,500                          14,500                286,375
Trico Marine Services, Inc.                                  0         47,412                          47,412                357,961
Pacific Gas & Electric Co.                                   0         10,757                          10,757                161,355
Pacific Gas & Electric Co.                                   0         10,000                          10,000                123,500
Pacific Gas & Electric Co.                                   0          7,900                           7,900                 86,900
Park Electrochemical Corp.                                   0         11,380                          11,380                300,432
Indah Kiat Pulp & Paper                                      0      1,867,500                       1,867,500                      0
Sappi, Ltd. (ADR)                                            0         92,550                          92,550                948,638
Associated Estates Realty Corp.                              0         16,500                          16,500                151,470
Developers Diversified Realty Corp.                          0          2,000                           2,000                 38,200
La Quinta Properties, Inc.                                   0         14,000                          14,000                304,780
New Plan Excel Realty Trust, Inc. (ADR)                      0          8,700                           8,700                216,630
Seabulk International, Inc.                                  0         18,557                          18,557                 65,877
Seabulk International, Inc.                                  0            869                             869                    326
Seabulk International, Inc. (144A)                           0          1,423                           1,423                  2,846
TBS International, Ltd.                                      0          4,704                           4,704                     47
TBS International, Ltd.                                      0          8,042                           8,042                     80
TBS International, Ltd.                                      0          2,208                           2,208                     22
TBS Shipping  International, Ltd. (Class B)                  0          1,872                           1,872                     19
TBS Shipping International, Ltd. (Class C)                   0          4,545                           4,545                     45
Adelphia Business Solutions                                  0          1,790                           1,790                  4,475
Central Maine Power Co.                                      0          1,035                           1,035                 53,820
Consumers Energy Co.                                         0            150                             150                  8,400
Consumers Energy Co.                                         0            680                             680                 42,160
Entergy Gulf States, Inc.                                    0            140                             140                  8,715
Entergy Gulf States, Inc. (Series 1944)                      0            300                             300                 17,700
Niagara Mohawk Power Corp.                                   0          2,680                           2,680                136,010
Niagara Mohawk Power Corp.                                   0          1,200                           1,200                 64,200
Niagara Mohawk Power Corp.                                   0            200                             200                 11,450
Niagara Mohawk Power Corp.                                   0             50                              50                  3,575
Ohio Edison Co.                                              0            150                             150                  9,450
Ohio Edison Co.                                              0             50                              50                  3,200
Toledo Edison Co.                                            0            300                             300                 17,250
Istar Financial, Inc.                                        0         10,300                          10,300                219,905
Siam Commercial Bank                                         0          7,000                           7,000                  2,674
CarrAmerica Realty Corp.                                     0          1,000                           1,000                 24,200
CarrAmerica Realty Corp. (Series B)                          0         10,000                          10,000                245,100
CarrAmerica Realty Corp. (Series C)                          0          5,900                           5,900                144,255
Colonial Properties Trust                                    0         16,100                          16,100                404,110
Developers Diversified Realty                                0          3,200                           3,200                 80,000
Developers Diversified Realty (Class C)                      0         14,646                          14,646                356,630
First Industrial Realty Trust, Inc. (Series D)               0          5,000                           5,000                116,550
First Industrial Realty Trust, Inc. (Series E)               0          6,000                           6,000                142,020
Highwoods Properties, Inc.                                   0          7,500                           7,500                174,150
JDN Realty Corp.                                             0          1,600                           1,600                 39,632
Siam Commercial Bank                                         0          7,000                           7,000                    191
Asia Pulp & Paper, Ltd. (144A)                               0            250                             250                      0
State Street Repo                                                   7,793,000     1,680,000         9,473,000              9,473,000
State Street Navigator Prime Portfolio                             14,619,770             0        14,619,770             14,619,770
Sec Lending                                                                 0     2,516,118         2,516,118              2,516,118

                                                                                                                         267,172,892

                           MET INVESTORS SERIES TRUST

                                     PART C

                                OTHER INFORMATION


Item 15. Indemnification.

         The response to this item is incorporated by reference to "Liability and Indemnification of Trustees/Directors" under the caption "Comparative Information on Shareholders' Rights" in Part A of this Registration Statement.

Item 16. Exhibits:

1. Declaration of Trust. Incorporated by reference to Met Investors Series Trust's Registration Statement on Form N-1A filed on October 23, 2000, Registration No. 333-48456 ("Form N-1A Registration Statement")

2.   Bylaws. Incorporated by reference to the Form N-1A Registration Statement.

3.   Not applicable.

4. Agreement and Plan of Reorganization. Exhibit A to the Prospectus contained in Part A of this Registration Statement.

5.   None other than as set forth in Exhibits 1 and 2.

6(a).Management   Agreement  between  Met  Investors   Advisory  Corp.  and  Met
     Investors Series Trust. Incorporated by reference to Pre-Effective Amendment No. 1 to the Form N-1A Registration Statement filed with the SEC on January 5, 2001 ("Pre-Effective Amendment No. 1").

6(b).Form of Amendment No. 1 to Management Agreement. Incorporated by reference to Pre-Effective Amendment No. 2 to the Form N-1A Registration Statement filed with the SEC on February 5, 2001.

6(c).Form of Amendment No. 2 to Management Agreement. Incorporated by reference to Post-Effective Amendment No. 4 to the Form N-1A Registration Statement filed with the SEC on July 23, 2001 ("Post-Effective Amendment No. 4").

6(d).Form of  Investment  Advisory  Agreement  between Lord Abbett & Co. and Met
     Investors Advisory Corp. with respect to the Lord Abbett Bond Debenture Portfolio. Incorporated by reference to the Form N-1A Registration Statement.

7(a).Form of Amended and Restated  Distribution  Agreement between Met Investors
     Series Trust and MetLife Investors Distribution Company with respect to the Class A shares. Incorporated by reference to Post-Effective Amendment No. 4.

7(b).Form of  Distribution  Agreement  between Met  Investors  Series  Trust and
     MetLife Investors Distribution Company with respect to the Class E shares. Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement filed with the SEC on May 18, 2001 ("Post-Effective Amendment No. 3").

8. Form of Deferred Compensation Plan. Incorporated by reference to the Form N-1A Registration Statement.

9. Form of Custody Agreement between State Street Bank & Trust Company and Met Investors Series Trust. Incorporated by reference to Post-Effective Amendment No. 5 to the Form N-1A Registration Statement filed with the SEC on October 9, 2001.

10(a). Form of Rule 12b-1 Class E Distribution Plan. Incorporated by reference to Post-Effective Amendment No. 3.

10(b).  Multiple  Class  Plan.  Incorporated  by  reference  to  the  Form  N-1A
     Registration Statement.


11.      Opinion and consent of Sullivan & Worcester LLP.  Previously filed.
                                                            ==========  ====

12.      Tax opinion and consent of Sullivan & Worcester LLP.  Filed herewith.
                                                                ==============


13.      Not applicable.


14(a).  Consent  of  Deloitte & Touche  LLP with  respect  to Lord  Abbett  Bond
     Debenture Portfolio. Previously filed.

14(b). Consent of Deloitte & Touche LLP with respect to Loomis Sayles High Yield
     Bond Portfolio. Previously filed.



15.      Not applicable.

16.  Powers  of  Attorney.   Incorporated  by  reference  to  the  Pre-Effective
     Amendment No. 1 and Post-Effective Amendment No. 2 to the Form N-1A Registration Statement filed with the SEC on April 30, 2001.


17.      Form of Voting Instructions.  Previously filed.
                                        ==========  ====



Item 17. Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


         As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the Registrant, in the City of Newport Beach and State of California on the 22nd day of March, 2002.


                           MET INVESTORS SERIES TRUST

                           By: /s/ Elizabeth M. Forget
                           Name: Elizabeth M. Forget
                           Title: President


         As required by the Securities Act of 1933, the following persons have signed this Post-Effective Amendment No. 1 to the Registration Statement in the capacities indicated on the 22nd day of March, 2002.


Signatures                          Title

/s/ Elizabeth M. Forget    President, Trustee
Elizabeth M. Forget

/s/ Mark Brandenberger*    Chief Financial Officer and Treasurer
Mark Brandenberger

/s/ Stephen M. Alderman*   Trustee
Stephen M. Alderman

/s/ Jack R. Borsting*      Trustee
---------------------
Jack R. Borsting

/s/ Gregory P. Brakovich*  Trustee
Gregory R. Brakovich

/s/ Theodore A. Myers*     Trustee
Theodore A. Myers

/s/ Tod A. Parrott*        Trustee
-------------------
Tod A. Parrott

/s/ Dawn M. Vroegop*       Trustee
Dawn M. Vroegop

/s/ Roger T. Wickers*      Trustee
---------------------
Roger T. Wickers

* By: /s/Robert N. Hickey
         Robert N. Hickey
         Attorney-in-fact

                                  EXHIBIT INDEX






         Exhibit
            No.


         12           Tax opinion and consent of Sullivan & Worcester LLP.
          ==            ===========